UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number File No. 811-09301

TIAA-CREF FUNDS

(Exact Name of Registrant as specified in charter)

730 Third Avenue, New York, New York 10017-3206

(Address of Principal Executive Offices) (Zip code)

Diana R. Gonzalez, Esq.

TIAA-CREF Funds

8500 Andrew Carnegie Blvd.

Charlotte, North Carolina 28262-8500

(Name and address of agent for service)

Registrant’s telephone number, including area code: 704-595-1000

Date of fiscal year end: March 31

Date of reporting period: September 30, 2023

Item 1. Reports to Stockholders.

Fixed-Income Funds
TIAA-CREF
Semi-annual
Report
TIAA-CREF
Funds
September 30,
2023
This semi-annual report contains the Funds' unaudited financial statements.
Fund Name
Institutional
Class
Advisor
Class
Premier
Class
Retirement
Class
Retail
Class
Class
W
8.1
TIAA-CREF Bond Index Fund TBIIX TBIAX TBIPX TBIRX TBILX TBIWX
8.2
TIAA-CREF Core Bond Fund TIBDX TIBHX TIDPX TIDRX TIORX TBBWX
8.3
TIAA-CREF Core Impact Bond Fund TSBIX TSBHX TSBPX TSBBX TSBRX –
8.4
TIAA-CREF Core Plus Bond Fund TIBFX TCBHX TBPPX TCBRX TCBPX TCBWX
8.5
TIAA-CREF 5–15 Year Laddered Tax-Exempt Bond Fund TITIX TIXHX – – TIXRX –
8.6
TIAA-CREF Green Bond Fund TGRNX TGRKX TGRLX TGRMX TGROX –
8.7
TIAA-CREF High-Yield Fund TIHYX TIHHX TIHPX TIHRX TIYRX TIHWX
8.8
TIAA-CREF Inflation-Linked Bond Fund TIILX TIIHX TIKPX TIKRX TCILX TIIWX
8.9
TIAA-CREF Short Duration Impact Bond Fund TSDJX TSDHX TSDFX TSDDX TSDBX –
9.01
TIAA-CREF Short-Term Bond Fund TISIX TCTHX TSTPX TISRX TCTRX TCTWX
9.1
TIAA-CREF Short-Term Bond Index Fund TNSHX TTBHX TPSHX TESHX TRSHX TTBWX
9.2
TIAA-CREF Money Market Fund TCIXX TMHXX TPPXX TIEXX TIRXX –

Table of Contents
Letter to Investors 3
Important Notices 5
About the Funds’ Benchmarks 6
Fund Performance 7
Expense Examples 23
Portfolios of Investments 28
Statement of Assets and Liabilities 356
Statement of Operations 360
Statement of Changes in Net Assets 362
Financial Highlights 366
Notes to Financial Statements 390
Additional Fund Information 408

Letter to Investors
Brad Finkle
For the six months ended September 30, 2023, the U.S. bond market produced mixed results amid persistent inflation and rising interest rates. For the period, high-yield and short-term bonds recorded gains, while other fixed-income sectors lost ground. In this market environment, four of the eleven TIAA-CREF Fixed-Income
Funds advanced, and the Money Market Fund posted a solid gain.
The broad U.S. bond market, as measured by the Bloomberg U.S. Aggregate
Bond Index, returned −4.1% for the period.
Institutional Class returns for most TIAA-CREF Fixed-Income Funds outperformed the returns of their respective benchmarks. The Money Market Fund surpassed the iMoneyNet Money Fund Averages™—All Government.
Bond performance was mixed as interest rates climbed higher
The U.S. economy expanded during the period, in large part due to a strong labor market, positive consumer spending and an acceleration in nonresidential fixed investment and equipment. The unemployment rate rose modestly but remained at historically low levels. Rising price levels for goods and services continued
to be problematic for the economy. However, despite continuing to increase, the annualized rate of inflation slowed over the six months. The Federal Reserve responded to elevated inflation by raising the federal funds target rate in July to a
22-year high of 5.25%–5.50%, and policymakers indicated that further action was possible. Oil prices fluctuated but ended the period higher.
Though the overall fixed-income market produced mixed results, each of its major sectors struggled toward the end of the period. The same pattern applied to the Bloomberg U.S. Aggregate Bond Index. In looking at performance for the entire six-month period, high-yield bonds posted the strongest gain, while short-
term bonds also generated a positive return. Municipal bonds and U.S. inflation-
protected securities both declined.
Most funds outperformed their benchmarks
Four of the TIAA-CREF Fixed-Income Funds, as well as the Money Market
Fund, registered positive results for the six-month period. Performance for the
Institutional Class ranged from 2.5% for the Money Market Fund to −4.0% for the
Bond Index Fund.
In an environment of higher interest rates, the Money Market Fund posted a gain of 2.5%, surpassing the iMoneyNet Money Fund Averages™—All Government.
The High-Yield Fund advanced 1.8% and outperformed its benchmark, the ICE
BofA BB-B U.S. Cash Pay High Yield Constrained Index.
The Short-Term Bond Fund gained 0.9%, and the Short Duration Impact Bond
Fund advanced 0.4%, surpassing their shared benchmark, the Bloomberg 1–3 Year
Government/Credit Bond Index. The Short-Term Bond Index Fund rose 0.3% but trailed the same benchmark.
The Inflation-Linked Bond Fund returned −2.2%, outpacing the Bloomberg U.S.
Treasury Inflation Protected Securities (TIPS) 1–10 Year Index. The Green Bond
Fund returned −2.7% and trailed its benchmark, the Bloomberg MSCI U.S. Green
Bond Index. The 5–15 Year Laddered Tax-Exempt Bond Fund returned −3.3%, surpassing the Bloomberg 10-Year Municipal Bond Index.
The Core Plus Bond Fund returned −3.0%, the Core Bond Fund returned −3.5%, the Core Impact Bond Fund returned −3.6%, and the Bond Index Fund returned
−4.0%. All outperformed their shared benchmark, the Bloomberg U.S. Aggregate
Bond Index.

Letter to Investors
(continued)

Maintaining a steady course during challenging times
Continued uncertainty regarding the direction of interest rates, as well as potential shifts in global economic data and ongoing geopolitical events have certainly given investors much to think about lately. As market and economic cycles continue to evolve, investors seeking to achieve their investment objectives may encounter volatility along the way. However, we have found that a disciplined, long-term approach can be a prudent way of dealing with some of these bumps in the road.
We continue to believe that experienced, professional investment management, combined with the steadying influence of sound financial planning, can help investors navigate through times of uncertainty. Fixed-income mutual funds, as part of a well-diversified portfolio, can also help investors achieve their long-term goals. Of course, diversification cannot guarantee against market losses.
Please visit TIAA.org for more information on asset class performance. If you have further questions or need assistance with your TIAA-CREF fixed-income portfolio, we suggest you contact your financial advisor or call a TIAA financial consultant at
800-842-2252. We would be happy to help you.
Brad Finkle
Principal Executive Officer and President of the TIAA-CREF Funds and TIAA-CREF Life Funds

Important Notices

Portfolio Manager Commentaries in Semi-annual Reports
The Funds include portfolio manager commentary in their annual shareholder report. For the Funds' most recent annual portfolio manager discussion, please refer to the Portfolio Managers' Comments section of each Fund’s March 31, 2023 annual shareholder report.
For current information on your Fund’s investment objectives, portfolio management team and average annual total returns please refer to the Fund’s website at www.nuveen.com.
For changes that occurred to your Fund both during and subsequent to this reporting period, please refer to the Notes to Financial
Statements section of this report.
For average annual total returns as of the end of this reporting period, please refer to the Fund Performance section within this report.
Securities and Exchange Commission (the “SEC”) Adopts Amendments for Tailored Shareholder Reports
On October 26, 2022, the SEC adopted rule and form amendments (the “Amendments”) that require mutual funds and exchange-
traded funds registered on Form N-1A to provide shareholders with streamlined annual and semi-annual shareholder reports
(“Tailored Shareholder Reports”). The Amendments require funds to prepare a separate Tailored Shareholder Report for each share class of each series of a fund. As a result, shareholders will receive a report that covers only the class of a multi-class fund in which the shareholder invests. Tailored Shareholder Reports are meant to be three to four pages in length and will highlight key information such as a fund’s expenses, performance and portfolio holdings. Other, more detailed information that currently appears in fund shareholder reports will be made available online, filed with the SEC, and delivered to investors free of charge in paper or electronically upon request. The first Tailored Shareholder Reports prepared for these Funds will be for the reporting period ended
September 30, 2024.

About the Funds’ Benchmarks

Bloomberg U.S. Aggregate Bond Index: An index designed to measure the performance of the USD-denominated, fixed-rate,
U.S. investment grade taxable bond market. The index includes Treasuries, government-related and corporate securities, mortgage-backed securities (MBS), asset-backed securities (ABS) and commercial mortgage-backed securities (CMBS). Index returns assume reinvestment of distributions, but do not reflect any applicable sales charges or management fees.
Bloomberg U.S. 1–3 Year Government/Credit Bond Index: An index designed to measure the performance of U.S. Treasury and agency securities and corporate bonds with 1- to 3-year maturities.
ICE BofA BB-B U.S. Cash Pay High Yield Constrained Index: An index that contains all securities in the ICE BofA U.S. Cash
Pay High Yield Constrained Index that are rated BB1 through B3, based on an average of Moody’s, S&P and Fitch, but caps issuer exposure at 2%. Index returns assume reinvestment of distributions, but do not reflect any applicable sales charges or management fees.
Bloomberg 10-Year Municipal Bond Index: An index designed to measure the performance of intermediate- and longer-term tax-exempt bonds. Bonds in the index must be rated investment grade (Baa3/BBB- or higher), have an outstanding par value of at least $7 million and be issued as part of a transaction of at least $75 million.
Bloomberg U.S. Treasury Inflation Protected Securities (TIPS) 1–10 Year Index: An index designed to measure the performance of fixed-income securities with maturities between 1 and 10 years that are adjusted for inflation, as measured by the Consumer Price Index for All Urban Consumers (CPI-U).
Bloomberg MSCI U.S. Green Bond Index: An index designed to measure the performance of USD-denominated fixed income securities issued to fund projects with direct environmental benefits. Index returns assume reinvestment of distributions, but do not reflect any applicable sales charges or management fees.
You cannot invest directly in any index. Index returns do not include a deduction for fees or expenses. For additional details about the benchmark indexes, please read the funds’
latest prospectus.
Source: Bloomberg Index Services Limited. BLOOMBERG® is a trademark and service mark of Bloomberg Finance L.P. and its affiliates (collectively, “Bloomberg”). Bloomberg or
Bloomberg’s licensors own all proprietary rights in the Bloomberg Indices. Bloomberg neither approves nor endorses this material, nor guarantees the accuracy or completeness of any information herein, nor makes any warranty, express or implied, as to the results to be obtained therefrom and, to the maximum extent allowed by law, neither shall have any liability or responsibility for injury or damages arising in connection therewith.
Source: ICE Data Indices, LLC (“ICE DATA”), is used with permission. ICE DATA, ITS AFFILIATES AND THEIR RESPECTIVE THIRD PARTY SUPPLIERS DISCLAIM ANY AND ALL WARRANTIES
AND REPRESENTATIONS, EXPRESS AND/OR IMPLIED, INCLUDING ANY WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE, INCLUDING THE
INDICES, INDEX DATA AND ANY DATA INCLUDED IN, RELATED TO, OR DERIVED THEREFROM. NEITHER ICE DATA, ITS AFFILIATES NOR THEIR RESPECTIVE THIRD PARTY PROVIDERS
SHALL BE SUBJECT TO ANY DAMAGES OR LIABILITY WITH RESPECT TO THE ADEQUACY, ACCURACY, TIMELINESS OR COMPLETENESS OF THE INDICES OR THE INDEX DATA OR ANY
COMPONENT THEREOF, AND THE INDICES AND INDEX DATA AND ALL COMPONENTS THEREOF ARE PROVIDED ON AN “AS IS” BASIS AND YOUR USE IS AT YOUR OWN RISK. ICE DATA,
ITS AFFILIATES AND THEIR RESPECTIVE THIRD PARTY SUPPLIERS DO NOT SPONSOR, ENDORSE, OR RECOMMEND TIAA-CREF FUNDS, OR ANY OF ITS PRODUCTS OR SERVICES.

Bond Index Fund

Performance as of September 30, 2023
The returns in this report show past performance, which is no guarantee of future results. The returns do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance and 30-day SEC yield information, including performance to the most recent month-end, please visit TIAA.org. Performance may reflect waivers or reimbursements of certain expenses. Absent these waivers or reimbursement arrangements, performance would be lower.
You cannot invest directly in any index. Index returns do not include a deduction for fees or expenses.
Fund profile Portfolio composition Holdings by maturity
Holdings by credit quality
Credit quality ratings are based on the Bloomberg
Barclays methodology, which uses the median rating
of those compiled by the Moody's, Standard & Poor's
and Fitch ratings agencies. If ratings are available from
only two of these agencies, the lower rating is used. When
only one rating is available, that one is used. These ratings are subject to change without notice.
Total return Average annual total return Annual operating expenses
*
Bond Index Fund
Inception date 6 months 1 year 5 years 10 years gross net
Institutional Class 9/14/09 - 3 .97% 0 .64% - 0 .01% 1 .01% 0 .07% 0 .07%
Advisor Class 12/4/15 - 4 .01 0 .54 - 0 .11 0 .93
†
0 .17 0 .17
Premier Class 9/30/09 - 4 .04 0 .48 - 0 .14 0 .85 0 .22 0 .22
Retirement Class 9/14/09 - 4 .19 0 .38 - 0 .26 0 .75 0 .32 0 .32
Retail Class 9/14/09 - 4 .12 0 .43 - 0 .30 0 .69 0 .38 0 .38
Class W 9/28/18 - 3 .93 0 .71 0 .09 1 .06
†
0 .07 0 .00
Bloomberg U.S. Aggregate
Bond Index – - 4 .05 0 .64 0 .10 1 .13 – –
*
The gross and net annual operating expenses are taken from the Fund's prospectus. The net annual operating expenses may at times reflect a contractual reimbursement of various expenses. The expense reimbursement will continue through at least July 31, 2024, unless changed with the approval of the Board of Trustees. Without these reimbursements, expenses would be higher and returns lower. Refer to the Financial highlights later in this report for the Fund's expense ratios as of the end of the reporting period.
†
The performance shown for the Advisor Class and Class W that is prior to their respective inception dates is based on the performance of the Institutional Class. The performance for these periods has not been restated to reflect the actual expenses of the Advisor Class and Class W. If these actual expenses had been reflected, the performance of these two classes shown for these periods would have been different because the Advisor Class and Class W have different expenses than the Institutional Class.
as of 9/30/2023
Net assets $
20.87
billion
Portfolio turnover rate
*
8%
Number of issues 8,671
Option-adjusted duration
‡
6.18 years
Average maturity
§
8.65 years
*
The portfolio turnover rate covers the six-month
period from April 1, 2023–September 30, 2023,
and is not annualized.
‡
Option-adjusted duration estimates how much
the value of a bond portfolio would be affected
by a change in prevailing interest rates, taking into
account the options embedded in the individual
securities. The longer a portfolio’s duration, the more
sensitive it is to changes in interest rates.
§
Average maturity is a simple average of the
maturities of all the bonds in a fund's portfolio. The
maturity of a bond is the amount of time until the
bond’s principal becomes due or payable.
% of net assets
as of 9/30/2023
Government bonds
71.7
Corporate bonds
25.4
Structured assets
2.2
Short-term investments 0.6
Investments purchased with collateral
from securities lending 0.6
Other assets & liabilities, net -0.5
Total 100.0
% of fixed-income investments
(excluding short-term investments)
as of 9/30/2023
Less than 1 year 2.8
1-3 years 18.8
3-5 years 18.6
5-10 years 31.3
Over 10 years 28.5
Total 100.0
% of fixed-income investments
(excluding short-term investments)
as of 9/30/2023
U.S. Treasury & U.S. agency securities* 68.2
Aaa/AAA 4.1
Aa/AA 3.1
A/A 12.0
Baa/BBB 12.6
Non-rated 0.0
Total 100.0
* These securities are guaranteed by the full faith and
credit of the U.S. government.

Core Bond Fund

Performance as of September 30, 2023
The returns in this report show past performance, which is no guarantee of future results. The returns do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance and 30-day SEC yield information, including performance to the most recent month-end, please visit TIAA.org. Performance may reflect waivers or reimbursements of certain expenses. Absent these waivers or reimbursement arrangements, performance would be lower.
You cannot invest directly in any index. Index returns do not include a deduction for fees or expenses.
Fund profile Portfolio composition Holdings by maturity
Holdings by credit quality
Total return Average annual total return Annual operating expenses
*
Core Bond Fund
Inception date 6 months 1 year 5 years 10 years gross net
Institutional Class 7/1/99 - 3 .45% 1 .64% 0 .42% 1 .64% 0 .29% 0 .29%
Advisor Class 12/4/15 - 3 .41 1 .50 0 .29 1 .56
†
0 .42 0 .42
Premier Class 9/30/09 - 3 .53 1 .49 0 .27 1 .48 0 .44 0 .44
Retirement Class 3/31/06 - 3 .48 1 .43 0 .19 1 .39 0 .54 0 .54
Retail Class 3/31/06 - 3 .51 1 .38 0 .16 1 .35 0 .58 0 .58
Class W 9/28/18 - 3 .32 1 .93 0 .71 1 .78
†
0 .29 0 .00
Bloomberg U.S. Aggregate
Bond Index – - 4 .05 0 .64 0 .10 1 .13 – –
*
The gross and net annual operating expenses are taken from the Fund's prospectus. The net annual operating expenses may at times reflect a contractual reimbursement of various expenses. The expense reimbursement will continue through at least July 31, 2024, unless changed with the approval of the Board of Trustees. Without these reimbursements, expenses would be higher and returns lower. Refer to the Financial highlights later in this report for the Fund's expense ratios as of the end of the reporting period.
†
The performance shown for the Advisor Class and Class W that is prior to their respective inception dates is based on the performance of the Institutional Class. The performance for these periods has not been restated to reflect the actual expenses of the Advisor Class and Class W. If these actual expenses had been reflected, the performance of these two classes shown for these periods would have been different because the Advisor Class and Class W have different expenses than the Institutional Class.
as of 9/30/2023
Net assets $
9.39
billion
Portfolio turnover rate
*
34%
Portfolio turnover rate,
excluding mortgage dollar-roll
transactions
*
32%
Number of issues 1,980
Option-adjusted duration
‡
6.17 years
Average maturity
§
9.37 years
*
The portfolio turnover rate covers the six-month
period from April 1, 2023–September 30, 2023,
and is not annualized.
‡
Option-adjusted duration estimates how much
the value of a bond portfolio would be affected
by a change in prevailing interest rates, taking into
account the options embedded in the individual
securities. The longer a portfolio’s duration, the more
sensitive it is to changes in interest rates.
§
Average maturity is a simple average of the
maturities of all the bonds in a fund's portfolio. The
maturity of a bond is the amount of time until the
bond’s principal becomes due or payable.
% of net assets
as of 9/30/2023
Government bonds
44.2
Corporate bonds
34.3
Structured assets
17.4
Bank loan obligations
1.7
Preferred stocks
0.1
Short-term investments 1.3
Investments purchased with collateral
from securities lending 0.8
Other assets & liabilities, net 0.2
Total 100.0
% of fixed-income investments
(excluding short-term investments)
as of 9/30/2023
Less than 1 year 4.4
1-3 years 12.6
3-5 years 16.5
5-10 years 37.7
Over 10 years 28.8
Total 100.0
% of fixed-income investments
(excluding short-term investments)
as of 9/30/2023
U.S. Treasury & U.S. agency securities* 41.6
Aaa/AAA 5.6
Aa/AA 6.3
A/A 13.0
Baa/BBB 23.1
Ba/BB 5.2
B/B 3.0
Below B/B 0.2
Non-rated 2.0
Total 100.0
* These securities are guaranteed by the full faith and
credit of the U.S. government.

Core Bond Fund
Credit quality ratings are based on the Bloomberg
Barclays methodology, which uses the median rating
of those compiled by the Moody's, Standard & Poor's
and Fitch ratings agencies. If ratings are available from
only two of these agencies, the lower rating is used. When
only one rating is available, that one is used. These ratings are subject to change without notice.

Core Impact Bond Fund

Performance as of September 30, 2023
The returns in this report show past performance, which is no guarantee of future results. The returns do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance and 30-day SEC yield information, including performance to the most recent month-end, please visit TIAA.org. Performance may reflect waivers or reimbursements of certain expenses. Absent these waivers or reimbursement arrangements, performance would be lower.
You cannot invest directly in any index. Index returns do not include a deduction for fees or expenses.
Fund profile Portfolio composition Holdings by maturity
Holdings by credit quality
Total return Average annual total return Annual operating expenses
*
Core Impact Bond Fund
Inception date 6 months 1 year 5 years 10 years gross net
Institutional Class 9/21/12 - 3 .60% 0 .74% 0 .08% 1 .68% 0 .37% 0 .37%
Advisor Class 12/4/15 - 3 .74 0 .67 0 .01 1 .62
†
0 .43 0 .43
Premier Class 9/21/12 - 3 .79 0 .56 - 0 .09 1 .52 0 .66 0 .55
Retirement Class 9/21/12 - 3 .72 0 .49 - 0 .17 1 .43 0 .62 0 .62
Retail Class 9/21/12 - 3 .84 0 .47 - 0 .19 1 .40 0 .63 0 .63
Bloomberg U.S. Aggregate
Bond Index – - 4 .05 0 .64 0 .10 1 .13 – –
*
The gross and net annual operating expenses are taken from the Fund's prospectus. The net annual operating expenses may at times reflect a contractual reimbursement of various expenses. The expense reimbursement will continue through at least July 31, 2024, unless changed with the approval of the Board of Trustees. Without these reimbursements, expenses would be higher and returns lower. Refer to the Financial highlights later in this report for the Fund's expense ratios as of the end of the reporting period.
†
The performance shown for the Advisor Class that is prior to its inception date is based on the performance of the Institutional Class. The performance for this period has not been restated to reflect the actual expenses of the Advisor Class. If these actual expenses had been reflected, the performance of the Advisor Class shown for this period would have been different because the Advisor Class has different expenses than the Institutional Class.
as of 9/30/2023
Net assets $
5.81
billion
Portfolio turnover rate
*
65%
Portfolio turnover rate,
excluding mortgage dollar-roll
transactions
*
64%
Number of issues 1,035
Option-adjusted duration
‡
6.17 years
Average maturity
§
9.44 years
*
The portfolio turnover rate covers the six-month
period from April 1, 2023–September 30, 2023,
and is not annualized.
‡
Option-adjusted duration estimates how much
the value of a bond portfolio would be affected
by a change in prevailing interest rates, taking into
account the options embedded in the individual
securities. The longer a portfolio’s duration, the more
sensitive it is to changes in interest rates.
§
Average maturity is a simple average of the
maturities of all the bonds in a fund's portfolio. The
maturity of a bond is the amount of time until the
bond’s principal becomes due or payable.
% of net assets
as of 9/30/2023
Government bonds
52.1
Corporate bonds
28.8
Structured assets
15.7
Bank loan obligations
0.7
Preferred stocks
0.5
Short-term investments 1.4
Investments purchased with collateral
from securities lending 1.2
Other assets & liabilities, net -0.4
Total 100.0
% of fixed-income investments
(excluding short-term investments)
as of 9/30/2023
Less than 1 year 6.2
1-3 years 10.1
3-5 years 15.7
5-10 years 37.4
Over 10 years 30.6
Total 100.0
% of fixed-income investments
(excluding short-term investments)
as of 9/30/2023
U.S. Treasury & U.S. agency securities* 35.2
Aaa/AAA 10.7
Aa/AA 12.8
A/A 16.4
Baa/BBB 16.0
Ba/BB 2.5
B/B 0.6
Below B/B 0.0
Non-rated 5.8
Total 100.0
* These securities are guaranteed by the full faith and
credit of the U.S. government.

Core Impact Bond Fund
Credit quality ratings are based on the Bloomberg
Barclays methodology, which uses the median rating
of those compiled by the Moody's, Standard & Poor's
and Fitch ratings agencies. If ratings are available from
only two of these agencies, the lower rating is used. When
only one rating is available, that one is used. These ratings are subject to change without notice.

Core Plus Bond Fund

Performance as of September 30, 2023
The returns in this report show past performance, which is no guarantee of future results. The returns do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance and 30-day SEC yield information, including performance to the most recent month-end, please visit TIAA.org. Performance may reflect waivers or reimbursements of certain expenses. Absent these waivers or reimbursement arrangements, performance would be lower.
You cannot invest directly in any index. Index returns do not include a deduction for fees or expenses.
Fund profile Portfolio composition Holdings by maturity
Holdings by credit quality
Total return Average annual total return Annual operating expenses
*
Core Plus Bond Fund
Inception date 6 months 1 year 5 years 10 years gross net
Institutional Class 3/31/06 - 2 .97% 2 .37% 0 .66% 1 .85% 0 .30% 0 .30%
Advisor Class 12/4/15 - 2 .90 2 .29 0 .59 1 .81
†
0 .38 0 .38
Premier Class 9/30/09 - 2 .94 2 .21 0 .51 1 .70 0 .45 0 .45
Retirement Class 3/31/06 - 3 .09 2 .00 0 .42 1 .59 0 .55 0 .55
Retail Class 3/31/06 - 3 .01 2 .05 0 .37 1 .54 0 .62 0 .62
Class W 9/28/18 - 2 .82 2 .67 0 .96 2 .00
†
0 .30 0 .00
Bloomberg U.S. Aggregate
Bond Index – - 4 .05 0 .64 0 .10 1 .13 – –
*
The gross and net annual operating expenses are taken from the Fund's prospectus. The net annual operating expenses may at times reflect a contractual reimbursement of various expenses. The expense reimbursement will continue through at least July 31, 2024, unless changed with the approval of the Board of Trustees. Without these reimbursements, expenses would be higher and returns lower. Refer to the Financial highlights later in this report for the Fund's expense ratios as of the end of the reporting period.
†
The performance shown for the Advisor Class and Class W that is prior to their respective inception dates is based on the performance of the Institutional Class. The performance for these periods has not been restated to reflect the actual expenses of the Advisor Class and Class W. If these actual expenses had been reflected, the performance of these two classes shown for these periods would have been different because the Advisor Class and Class W have different expenses than the Institutional Class.
as of 9/30/2023
Net assets $
4.37
billion
Portfolio turnover rate
*
30%
Portfolio turnover rate,
excluding mortgage dollar-roll
transactions
*
29%
Number of issues 1,674
Option-adjusted duration
‡
6.16 years
Average maturity
§
9.73 years
*
The portfolio turnover rate covers the six-month
period from April 1, 2023–September 30, 2023,
and is not annualized.
‡
Option-adjusted duration estimates how much
the value of a bond portfolio would be affected
by a change in prevailing interest rates, taking into
account the options embedded in the individual
securities. The longer a portfolio’s duration, the more
sensitive it is to changes in interest rates.
§
Average maturity is a simple average of the
maturities of all the bonds in a fund's portfolio. The
maturity of a bond is the amount of time until the
bond’s principal becomes due or payable.
% of net assets
as of 9/30/2023
Corporate bonds
38.5
Government bonds
37.8
Structured assets
17.0
Bank loan obligations
3.2
Preferred stocks
0.1
Short-term investments 2.3
Investments purchased with collateral
from securities lending 1.0
Other assets & liabilities, net 0.1
Total 100.0
% of fixed-income investments
(excluding short-term investments)
as of 9/30/2023
Less than 1 year 4.9
1-3 years 11.4
3-5 years 16.0
5-10 years 38.2
Over 10 years 29.5
Total 100.0
% of fixed-income investments
(excluding short-term investments)
as of 9/30/2023
U.S. Treasury & U.S. agency securities* 34.1
Aaa/AAA 3.4
Aa/AA 5.5
A/A 12.0
Baa/BBB 25.5
Ba/BB 10.4
B/B 5.8
Below B/B 0.5
Non-rated 2.8
Total 100.0
* These securities are guaranteed by the full faith and
credit of the U.S. government.

Core Plus Bond Fund
Credit quality ratings are based on the Bloomberg
Barclays methodology, which uses the median rating
of those compiled by the Moody's, Standard & Poor's
and Fitch ratings agencies. If ratings are available from
only two of these agencies, the lower rating is used. When
only one rating is available, that one is used. These ratings are subject to change without notice.

5–15 Year Laddered Tax-Exempt Bond Fund

Performance as of September 30, 2023
The returns in this report show past performance, which is no guarantee of future results. The returns do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance and 30-day SEC yield information, including performance to the most recent month-end, please visit TIAA.org. Performance may reflect waivers or reimbursements of certain expenses. Absent these waivers or reimbursement arrangements, performance would be lower.
You cannot invest directly in any index. Index returns do not include a deduction for fees or expenses.
Fund profile Portfolio composition Holdings by maturity
Holdings by credit quality
Credit quality ratings are based on the Bloomberg
Barclays methodology, which uses the median rating
of those compiled by the Moody's, Standard & Poor's
and Fitch ratings agencies. If ratings are available from
only two of these agencies, the lower rating is used. When
only one rating is available, that one is used. These ratings are subject to change without notice.
Total return Average annual total return Annual operating expenses
*
5–15 Year Laddered Tax-
Exempt Bond Fund
Inception date 6 months 1 year 5 years 10 years gross net
Institutional Class 3/31/06 - 3 .26% 3 .14% 0 .92% 1 .75% 0 .34% 0 .30%
Advisor Class 12/4/15 - 3 .41 3 .04 0 .81 1 .69
†
0 .44 0 .40
Retail Class 3/31/06 - 3 .49 2 .74 0 .62 1 .45 0 .62 0 .58
Bloomberg 10-Year
Municipal Bond Index – - 4 .21 2 .85 1 .52 2 .47 – –
*
The gross and net annual operating expenses are taken from the Fund's prospectus. The net annual operating expenses may at times reflect a contractual reimbursement of various expenses. The expense reimbursement will continue through at least July 31, 2024, unless changed with the approval of the Board of Trustees. Without these reimbursements, expenses would be higher and returns lower. Refer to the Financial highlights later in this report for the Fund's expense ratios as of the end of the reporting period.
†
The performance shown for the Advisor Class that is prior to its inception date is based on the performance of the Institutional Class. The performance for this period has not been restated to reflect the actual expenses of the Advisor Class. If these actual expenses had been reflected, the performance of the Advisor Class shown for this period would have been different because the Advisor Class has different expenses than the Institutional Class.
as of 9/30/2023
Net assets $
218.70
million
Portfolio turnover rate
*
2%
Number of issues 220
Option-adjusted duration
‡
5.30 years
Average maturity
§
9.22 years
*
The portfolio turnover rate covers the six-month
period from April 1, 2023–September 30, 2023,
and is not annualized.
‡
Option-adjusted duration estimates how much
the value of a bond portfolio would be affected
by a change in prevailing interest rates, taking into
account the options embedded in the individual
securities. The longer a portfolio’s duration, the more
sensitive it is to changes in interest rates.
§
Average maturity is a simple average of the
maturities of all the bonds in a fund's portfolio. The
maturity of a bond is the amount of time until the
bond’s principal becomes due or payable.
% of net assets
as of 9/30/2023
Government bonds
98.7
Short-term investments 0.6
Other assets & liabilities, net 0.7
Total 100.0
% of fixed-income investments
(excluding short-term investments)
as of 9/30/2023
Less than 1 year 2.1
1-3 years 6.9
3-5 years 11.1
5-10 years 38.2
Over 10 years 41.7
Total 100.0
% of fixed-income investments
(excluding short-term investments)
as of 9/30/2023
Aaa/AAA 1.8
Aa/AA 29.5
A/A 52.8
Baa/BBB 12.2
Ba/BB 2.5
Non-rated 1.2
Total 100.0

Green Bond Fund

Performance as of September 30, 2023
The returns in this report show past performance, which is no guarantee of future results. The returns do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance and 30-day SEC yield information, including performance to the most recent month-end, please visit TIAA.org. Performance may reflect waivers or reimbursements of certain expenses. Absent these waivers or reimbursement arrangements, performance would be lower.
You cannot invest directly in any index. Index returns do not include a deduction for fees or expenses.
Fund profile Portfolio composition Holdings by maturity
Holdings by credit quality
Credit quality ratings are based on the Bloomberg
Barclays methodology, which uses the median rating
of those compiled by the Moody's, Standard & Poor's
and Fitch ratings agencies. If ratings are available from
only two of these agencies, the lower rating is used. When
only one rating is available, that one is used. These ratings are subject to change without notice.
Total return
Average annual
total return Annual operating expenses
*
Green Bond Fund
Inception date 6 months 1 year since inception gross net
Institutional Class 11/16/18 - 2 .65% 2 .04% 0 .86% 0 .61% 0 .45%
Advisor Class 11/16/18 - 2 .70 1 .94 0 .82 0 .71 0 .60
Premier Class 11/16/18 - 2 .73 1 .88 0 .72 0 .77 0 .60
Retirement Class 11/16/18 - 2 .77 1 .83 0 .71 0 .86 0 .70
Retail Class 11/16/18 - 2 .80 1 .73 0 .58 0 .91 0 .80
Bloomberg MSCI U.S. Green Bond Index – - 2 .08 2 .71 0 .99
§
– –
*
The gross and net annual operating expenses are taken from the Fund's prospectus. The net annual operating expenses may at times reflect a contractual reimbursement of various expenses. The expense reimbursement will continue through at least July 31, 2024, unless changed with the approval of the Board of Trustees. Without these reimbursements, expenses would be higher and returns lower. Refer to the Financial highlights later in this report for the Fund's expense ratios as of the end of the reporting period.
§
Performance is calculated from the inception date of the Institutional Class.
as of 9/30/2023
Net assets $
130.18
million
Portfolio turnover rate
*
32%
Number of issues 231
Option-adjusted duration
‡
4.94 years
Average maturity
§
7.55 years
*
The portfolio turnover rate covers the six-month
period from April 1, 2023–September 30, 2023,
and is not annualized.
‡
Option-adjusted duration estimates how much
the value of a bond portfolio would be affected
by a change in prevailing interest rates, taking into
account the options embedded in the individual
securities. The longer a portfolio’s duration, the more
sensitive it is to changes in interest rates.
§
Average maturity is a simple average of the
maturities of all the bonds in a fund's portfolio. The
maturity of a bond is the amount of time until the
bond’s principal becomes due or payable.
% of net assets
as of 9/30/2023
Corporate bonds
54.3
Government bonds
23.6
Structured assets
19.8
Bank loan obligations
1.5
Preferred stocks
0.6
Investments purchased with collateral
from securities lending 0.7
Other assets & liabilities, net -0.5
Total 100.0
% of fixed-income investments
(excluding short-term investments)
as of 9/30/2023
Less than 1 year 11.8
1-3 years 20.1
3-5 years 15.2
5-10 years 37.2
Over 10 years 15.7
Total 100.0
% of fixed-income investments
(excluding short-term investments)
as of 9/30/2023
U.S. Treasury & U.S. agency securities* 1.7
Aaa/AAA 14.2
Aa/AA 13.3
A/A 35.4
Baa/BBB 16.6
Ba/BB 5.0
B/B 1.6
Non-rated 12.2
Total 100.0
* These securities are guaranteed by the full faith and
credit of the U.S. government.

High-Yield Fund

Performance as of September 30, 2023
The returns in this report show past performance, which is no guarantee of future results. The returns do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance and 30-day SEC yield information, including performance to the most recent month-end, please visit TIAA.org. Performance may reflect waivers or reimbursements of certain expenses. Absent these waivers or reimbursement arrangements, performance would be lower.
You cannot invest directly in any index. Index returns do not include a deduction for fees or expenses.
Fund profile Portfolio composition Holdings by maturity
Holdings by credit quality
Credit quality ratings are based on the ICE BofA Index
composite ratings methodology, which is a simple average
of ratings from Moody's, Standard & Poor's and Fitch.
If only two of the designated agencies rate a bond, the
composite rating is based on an average of the two.
Likewise, if only one of the designated agencies rates a
bond, the composite rating is based on that one rating.
Total return Average annual total return Annual operating expenses
*
High-Yield Fund
Inception date 6 months 1 year 5 years 10 years gross net
Institutional Class 3/31/06 1 .78% 10 .11% 2 .29% 3 .77% 0 .36% 0 .36%
Advisor Class 12/4/15 1 .60 9 .98 2 .17 3 .67
†
0 .49 0 .49
Premier Class 9/30/09 1 .70 9 .94 2 .14 3 .63 0 .51 0 .51
Retirement Class 3/31/06 1 .53 9 .84 2 .03 3 .52 0 .61 0 .61
Retail Class 3/31/06 1 .64 9 .92 2 .02 3 .50 0 .66 0 .66
Class W 9/28/18 1 .96 10 .50 2 .64 3 .95
†
0 .36 0 .00
ICE BofA BB-B U.S. Cash Pay
High Yield Constrained Index – 1 .48 9 .61 2 .93 4 .15 – –
*
The gross and net annual operating expenses are taken from the Fund's prospectus. The net annual operating expenses may at times reflect a contractual reimbursement of various expenses. The expense reimbursement will continue through at least July 31, 2024, unless changed with the approval of the Board of Trustees. Without these reimbursements, expenses would be higher and returns lower. Refer to the Financial highlights later in this report for the Fund's expense ratios as of the end of the reporting period.
†
The performance shown for the Advisor Class and Class W that is prior to their respective inception dates is based on the performance of the Institutional Class. The performance for these periods has not been restated to reflect the actual expenses of the Advisor Class and Class W. If these actual expenses had been reflected, the performance of these two classes shown for these periods would have been different because the Advisor Class and Class W have different expenses than the Institutional Class.
as of 9/30/2023
Net assets $
1.99
billion
Portfolio turnover rate
*
17%
Number of issues 263
Option-adjusted duration
‡
3.68 years
Average maturity
§
5.76 years
*
The portfolio turnover rate covers the six-month
period from April 1, 2023–September 30, 2023,
and is not annualized.
‡
Option-adjusted duration estimates how much
the value of a bond portfolio would be affected
by a change in prevailing interest rates, taking into
account the options embedded in the individual
securities. The longer a portfolio’s duration, the more
sensitive it is to changes in interest rates.
§
Average maturity is a simple average of the
maturities of all the bonds in a fund's portfolio. The
maturity of a bond is the amount of time until the
bond’s principal becomes due or payable.
% of net assets
as of 9/30/2023
Corporate bonds
90.0
Bank loan obligations
6.7
Common stocks
1.5
Short-term investments 0.7
Investments purchased with collateral
from securities lending 4.9
Other assets & liabilities, net -3.8
Total 100.0
% of fixed-income investments
(excluding short-term investments)
as of 9/30/2023
Less than 1 year 1.5
1-3 years 12.2
3-5 years 33.8
5-10 years 50.3
Over 10 years 2.2
Total 100.0
% of fixed-income investments
(excluding short-term investments)
as of 9/30/2023
Baa/BBB 0.5
Ba/BB 47.7
B/B 39.0
Below B/B 3.9
Non-rated 8.9
Total 100.0

Inflation-Linked Bond Fund

Performance as of September 30, 2023
The returns in this report show past performance, which is no guarantee of future results. The returns do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance and 30-day SEC yield information, including performance to the most recent month-end, please visit TIAA.org. Performance may reflect waivers or reimbursements of certain expenses. Absent these waivers or reimbursement arrangements, performance would be lower.
You cannot invest directly in any index. Index returns do not include a deduction for fees or expenses.
Fund profile Portfolio composition Holdings by maturity
Holdings by credit quality
Credit quality ratings are based on the Bloomberg
Barclays methodology, which uses the median rating
of those compiled by the Moody's, Standard & Poor's
and Fitch ratings agencies. If ratings are available from
only two of these agencies, the lower rating is used. When
only one rating is available, that one is used. These ratings are subject to change without notice.
Total return Average annual total return Annual operating expenses
*
Inflation-Linked Bond Fund
Inception date 6 months 1 year 5 years 10 years gross net
Institutional Class 10/1/02 - 2 .19% 2 .09% 2 .51% 1 .72% 0 .25% 0 .25%
Advisor Class 12/4/15 - 2 .27 1 .98 2 .42 1 .64
†
0 .35 0 .35
Premier Class 9/30/09 - 2 .22 1 .94 2 .36 1 .57 0 .40 0 .40
Retirement Class 3/31/06 - 2 .28 1 .81 2 .25 1 .46 0 .50 0 .50
Retail Class 10/1/02 - 2 .40 1 .74 2 .17 1 .40 0 .56 0 .56
Class W 9/28/18 - 2 .02 2 .33 2 .75 1 .84
†
0 .25 0 .00
Bloomberg U.S. Treasury
Inflation Protected Securities
(TIPS) 1-10 Year Index – - 2 .41 2 .11 2 .63 1 .78 – –
*
The gross and net annual operating expenses are taken from the Fund's prospectus. The net annual operating expenses may at times reflect a contractual reimbursement of various expenses. The expense reimbursement will continue through at least July 31, 2024, unless changed with the approval of the Board of Trustees. Without these reimbursements, expenses would be higher and returns lower. Refer to the Financial highlights later in this report for the Fund's expense ratios as of the end of the reporting period.
†
The performance shown for the Advisor Class and Class W that is prior to their respective inception dates is based on the performance of the Institutional Class. The performance for these periods has not been restated to reflect the actual expenses of the Advisor Class and Class W. If these actual expenses had been reflected, the performance of these two classes shown for these periods would have been different because the Advisor Class and Class W have different expenses than the Institutional Class.
as of 9/30/2023
Net assets $
2.77
billion
Portfolio turnover rate
*
12%
Number of issues 53
Option-adjusted duration
‡
4.25 years
Average maturity
§
4.54 years
*
The portfolio turnover rate covers the six-month
period from April 1, 2023–September 30, 2023,
and is not annualized.
‡
Option-adjusted duration estimates how much
the value of a bond portfolio would be affected
by a change in prevailing interest rates, taking into
account the options embedded in the individual
securities. The longer a portfolio’s duration, the more
sensitive it is to changes in interest rates.
§
Average maturity is a simple average of the
maturities of all the bonds in a fund's portfolio. The
maturity of a bond is the amount of time until the
bond’s principal becomes due or payable.
% of net assets
as of 9/30/2023
Government bonds
99.5
Corporate bonds
0.3
Short-term investments 0.2
Other assets & liabilities, net 0.0
Total 100.0
% of fixed-income investments
(excluding short-term investments)
as of 9/30/2023
Less than 1 year 5.3
1-3 years 27.5
3-5 years 31.3
5-10 years 35.3
Over 10 years 0.6
Total 100.0
% of fixed-income investments
(excluding short-term investments)
as of 9/30/2023
U.S. Treasury & U.S. agency securities* 99.7
Non-rated 0.3
Total 100.0
* These securities are guaranteed by the full faith and
credit of the U.S. government.

Short Duration Impact Bond Fund

Performance as of September 30, 2023
The returns in this report show past performance, which is no guarantee of future results. The returns do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance and 30-day SEC yield information, including performance to the most recent month-end, please visit TIAA.org. Performance may reflect waivers or reimbursements of certain expenses. Absent these waivers or reimbursement arrangements, performance would be lower.
You cannot invest directly in any index. Index returns do not include a deduction for fees or expenses.
Fund profile Portfolio composition Holdings by maturity
Holdings by credit quality
Credit quality ratings are based on the Bloomberg
Barclays methodology, which uses the median rating
of those compiled by the Moody's, Standard & Poor's
and Fitch ratings agencies. If ratings are available from
only two of these agencies, the lower rating is used. When
only one rating is available, that one is used. These ratings are subject to change without notice.
Total return
Average annual
total return Annual operating expenses
*
Short Duration Impact Bond Fund
Inception date 6 months 1 year since inception gross net
Institutional Class 11/16/18 0 .38% 2 .93% 1 .70% 0 .74% 0 .35%
Advisor Class 11/16/18 0 .37 2 .88 1 .67 0 .78 0 .50
Premier Class 11/16/18 0 .30 2 .77 1 .55 0 .89 0 .50
Retirement Class 11/16/18 0 .25 2 .67 1 .45 0 .99 0 .60
Retail Class 11/16/18 0 .24 2 .64 1 .42 0 .99 0 .70
Bloomberg U.S. 1-3 Year Government/Credit Bond
Index – 0 .35 2 .77 1 .18
§
– –
*
The gross and net annual operating expenses are taken from the Fund's prospectus. The net annual operating expenses may at times reflect a contractual reimbursement of various expenses. The expense reimbursement will continue through at least July 31, 2024, unless changed with the approval of the Board of Trustees. Without these reimbursements, expenses would be higher and returns lower. Refer to the Financial highlights later in this report for the Fund's expense ratios as of the end of the reporting period.
§
Performance is calculated from the inception date of the Institutional Class.
as of 9/30/2023
Net assets $
73.36
million
Portfolio turnover rate
*
185%
Number of issues 173
Option-adjusted duration
‡
1.85 years
Average maturity
§
2.41 years
*
The portfolio turnover rate covers the six-month
period from April 1, 2023–September 30, 2023,
and is not annualized.
‡
Option-adjusted duration estimates how much
the value of a bond portfolio would be affected
by a change in prevailing interest rates, taking into
account the options embedded in the individual
securities. The longer a portfolio’s duration, the more
sensitive it is to changes in interest rates.
§
Average maturity is a simple average of the
maturities of all the bonds in a fund's portfolio. The
maturity of a bond is the amount of time until the
bond’s principal becomes due or payable.
% of net assets
as of 9/30/2023
Government bonds
48.6
Corporate bonds
27.5
Structured assets
18.7
Bank loan obligations
2.6
Short-term investments 3.0
Other assets & liabilities, net -0.4
Total 100.0
% of fixed-income investments
(excluding short-term investments)
as of 9/30/2023
Less than 1 year 23.5
1-3 years 46.8
3-5 years 22.5
5-10 years 7.2
Total 100.0
% of fixed-income investments
(excluding short-term investments)
as of 9/30/2023
U.S. Treasury & U.S. agency securities* 24.7
Aaa/AAA 15.3
Aa/AA 10.1
A/A 20.7
Baa/BBB 9.8
Ba/BB 1.9
B/B 0.9
Non-rated 16.6
Total 100.0
* These securities are guaranteed by the full faith and
credit of the U.S. government.

Short-Term Bond Fund

Performance as of September 30, 2023
The returns in this report show past performance, which is no guarantee of future results. The returns do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance and 30-day SEC yield information, including performance to the most recent month-end, please visit TIAA.org. Performance may reflect waivers or reimbursements of certain expenses. Absent these waivers or reimbursement arrangements, performance would be lower.
You cannot invest directly in any index. Index returns do not include a deduction for fees or expenses.
Fund profile Portfolio composition Holdings by maturity
Holdings by credit quality
Total return Average annual total return Annual operating expenses
*
Short-Term Bond Fund
Inception date 6 months 1 year 5 years 10 years gross net
Institutional Class 3/31/06 0 .86% 3 .61% 1 .63% 1 .52% 0 .27% 0 .27%
Advisor Class 12/4/15 0 .81 3 .63 1 .56 1 .47
†
0 .36 0 .36
Premier Class 9/30/09 0 .78 3 .46 1 .48 1 .37 0 .42 0 .42
Retirement Class 3/31/06 0 .63 3 .36 1 .38 1 .27 0 .52 0 .52
Retail Class 3/31/06 0 .70 3 .40 1 .35 1 .22 0 .58 0 .58
Class W 9/28/18 0 .99 3 .89 1 .90 1 .65
†
0 .27 0 .00
Bloomberg U.S. 1-3 Year
Government/Credit Bond
Index – 0 .35 2 .77 1 .21 1 .02 – –
*
The gross and net annual operating expenses are taken from the Fund's prospectus. The net annual operating expenses may at times reflect a contractual reimbursement of various expenses. The expense reimbursement will continue through at least July 31, 2024, unless changed with the approval of the Board of Trustees. Without these reimbursements, expenses would be higher and returns lower. Refer to the Financial highlights later in this report for the Fund's expense ratios as of the end of the reporting period.
†
The performance shown for the Advisor Class and Class W that is prior to their respective inception dates is based on the performance of the Institutional Class. The performance for these periods has not been restated to reflect the actual expenses of the Advisor Class and Class W. If these actual expenses had been reflected, the performance of these two classes shown for these periods would have been different because the Advisor Class and Class W have different expenses than the Institutional Class.
as of 9/30/2023
Net assets $
1.91
billion
Portfolio turnover rate
*
67%
Number of issues 368
Option-adjusted duration
‡
1.99 years
Average maturity
§
2.55 years
*
The portfolio turnover rate covers the six-month
period from April 1, 2023–September 30, 2023,
and is not annualized.
‡
Option-adjusted duration estimates how much
the value of a bond portfolio would be affected
by a change in prevailing interest rates, taking into
account the options embedded in the individual
securities. The longer a portfolio’s duration, the more
sensitive it is to changes in interest rates.
§
Average maturity is a simple average of the
maturities of all the bonds in a fund's portfolio. The
maturity of a bond is the amount of time until the
bond’s principal becomes due or payable.
% of net assets
as of 9/30/2023
Government bonds
41.1
Corporate bonds
33.9
Structured assets
21.7
Bank loan obligations
2.1
Short-term investments 1.3
Investments purchased with collateral
from securities lending 0.5
Other assets & liabilities, net -0.6
Total 100.0
% of fixed-income investments
(excluding short-term investments)
as of 9/30/2023
Less than 1 year 16.3
1-3 years 57.0
3-5 years 20.3
5-10 years 6.4
Total 100.0
% of fixed-income investments
(excluding short-term investments)
as of 9/30/2023
U.S. Treasury & U.S. agency securities* 34.4
Aaa/AAA 4.8
Aa/AA 12.0
A/A 19.9
Baa/BBB 21.7
Ba/BB 3.4
B/B 0.6
Below B/B 0.0
Non-rated 3.2
Total 100.0
* These securities are guaranteed by the full faith and
credit of the U.S. government.

Short-Term Bond Fund
(continued)

Credit quality ratings are based on the Bloomberg
Barclays methodology, which uses the median rating
of those compiled by the Moody's, Standard & Poor's
and Fitch ratings agencies. If ratings are available from
only two of these agencies, the lower rating is used. When
only one rating is available, that one is used. These ratings are subject to change without notice.

Short-Term Bond Index Fund

Performance as of September 30, 2023
The returns in this report show past performance, which is no guarantee of future results. The returns do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance and 30-day SEC yield information, including performance to the most recent month-end, please visit TIAA.org. Performance may reflect waivers or reimbursements of certain expenses. Absent these waivers or reimbursement arrangements, performance would be lower.
You cannot invest directly in any index. Index returns do not include a deduction for fees or expenses.
Fund profile Portfolio composition Holdings by maturity
Holdings by credit quality
Credit quality ratings are based on the Bloomberg
Barclays methodology, which uses the median rating
of those compiled by the Moody's, Standard & Poor's
and Fitch ratings agencies. If ratings are available from
only two of these agencies, the lower rating is used. When
only one rating is available, that one is used. These ratings are subject to change without notice.
Total return Average annual total return Annual operating expenses
*
Short-Term Bond Index Fund
Inception date 6 months 1 year 5 years since inception gross net
Institutional Class 8/7/15 0 .28% 2 .71% 1 .12% 0 .93% 0 .08% 0 .08%
Advisor Class 12/4/15 0 .32 2 .69 0 .99 0 .82
†
0 .20 0 .20
Premier Class 8/7/15 0 .30 2 .65 0 .98 0 .78 0 .24 0 .24
Retirement Class 8/7/15 0 .15 2 .45 0 .87 0 .68 0 .33 0 .33
Retail Class 8/7/15 0 .21 2 .48 0 .79 0 .60 0 .37 0 .37
Class W 9/28/18 0 .32 2 .78 1 .22 0 .99
†
0 .08 0 .00
Bloomberg U.S. 1-3 Year
Government/Credit Bond
Index – 0 .35 2 .77 1 .21 1 .05
§
– –
*
The gross and net annual operating expenses are taken from the Fund's prospectus. The net annual operating expenses may at times reflect a contractual reimbursement of various expenses. The expense reimbursement will continue through at least July 31, 2024, unless changed with the approval of the Board of Trustees. Without these reimbursements, expenses would be higher and returns lower. Refer to the Financial highlights later in this report for the Fund's expense ratios as of the end of the reporting period.
†
The performance shown for the Advisor Class and Class W that is prior to their respective inception dates is based on the performance of the Institutional Class. The performance for these periods has not been restated to reflect the actual expenses of the Advisor Class and Class W. If these actual expenses had been reflected, the performance of these two classes shown for these periods would have been different because the Advisor Class and Class W have different expenses than the Institutional Class.
§
Performance is calculated from the inception date of the Institutional Class.
as of 9/30/2023
Net assets $
1.68
billion
Portfolio turnover rate
*
31%
Number of issues 883
Option-adjusted duration
‡
1.86 years
Average maturity
§
1.99 years
*
The portfolio turnover rate covers the six-month
period from April 1, 2023–September 30, 2023,
and is not annualized.
‡
Option-adjusted duration estimates how much
the value of a bond portfolio would be affected
by a change in prevailing interest rates, taking into
account the options embedded in the individual
securities. The longer a portfolio’s duration, the more
sensitive it is to changes in interest rates.
§
Average maturity is a simple average of the
maturities of all the bonds in a fund's portfolio. The
maturity of a bond is the amount of time until the
bond’s principal becomes due or payable.
% of net assets
as of 9/30/2023
Government bonds
73.2
Corporate bonds
25.9
Structured assets
0.1
Short-term investments 2.5
Investments purchased with collateral
from securities lending 0.5
Other assets & liabilities, net -2.2
Total 100.0
% of fixed-income investments
(excluding short-term investments)
as of 9/30/2023
Less than 1 year 2.8
1-3 years 96.9
3-5 years 0.3
Total 100.0
% of fixed-income investments
(excluding short-term investments)
as of 9/30/2023
U.S. Treasury & U.S. agency securities* 67.9
Aaa/AAA 4.4
Aa/AA 3.8
A/A 13.1
Baa/BBB 10.8
Non-rated 0.0
Total 100.0
* These securities are guaranteed by the full faith and
credit of the U.S. government.

Money Market Fund

Performance as of September 30, 2023
The returns in this report show past performance, which is no guarantee of future results. The returns do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit TIAA.
org.  Performance may reflect waivers or reimbursements of certain expenses. Absent these waivers or reimbursement arrangements, the 7-day current and effective annualized yields and total returns would have been lower.
You could lose money by investing in this Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. The Fund's sponsor has no legal obligation to provide support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time. For a detailed discussion of risk, please see the prospectus.
The current yield more closely reflects current earnings than does the total return.
Fund profile Portfolio composition Net annualized yield
Total return Average annual total return Annual operating expenses
*
Money Market Fund
Inception date 6 months 1 year 5 years 10 years gross net
Institutional Class 7/1/99 2 .54% 4 .56% 1 .64% 1 .04% 0 .12% 0 .12%
Advisor Class 12/4/15 2 .52 4 .52 1 .63 1 .03
†
0 .16 0 .16
Premier Class 9/30/09 2 .47 4 .43 1 .54 0 .95 0 .27 0 .27
Retirement Class 3/31/06 2 .41 4 .37 1 .53 0 .92 0 .37 0 .37
Retail Class 3/31/06 2 .37 4 .23 1 .43 0 .85 0 .46 0 .46
iMoneyNet Money Fund
Averages™—All Government
§
– 2 .41 4 .28 1 .46 0 .88 – –
*
The gross and net annual operating expenses are taken from the Fund's prospectus. The net annual operating expenses may at times reflect a contractual reimbursement of various expenses. The expense reimbursement will continue through at least July 31, 2024, unless changed with the approval of the Board of Trustees. Teachers Advisors, and its affiliates, have agreed to voluntarily waive a portion of the expenses of the Fund to the extent needed to maintain a non-negative yield. This waiver may be terminated at any time. Without these reimbursements, expenses would be higher and returns lower. Refer to the Financial highlights later in this report for the Fund's expense ratios as of the end of the reporting period.
†
The performance shown for the Advisor Class that is prior to its inception date is based on the performance of the Institutional Class. The performance for this period has not been restated to reflect the actual expenses of the Advisor Class. If these actual expenses had been reflected, the performance of the Advisor Class shown for this period would have been different because the Advisor Class has different expenses than the Institutional Class.
§
The iMoneyNet Money Fund Averages—All Government is a simple average of over 500 money market funds that invest in U.S. Treasuries, U.S. Agencies, repurchase agreements and government-backed variable-rate notes. You cannot invest directly in it.
as of 9/30/2023
Net assets $
1.99
billion
Number of issues 80
% of net assets
as of 9/30/2023
Variable rate securities, government 29.7
U.S. government agency securities* 28.6
Repurchase agreements 25.8
U.S. Treasury securities* 16.5
Other assets & liabilities, net -0.6
Total 100.0
*
These securities are guaranteed by the full faith and
credit of the U.S. government.
(for the 7 days ended September 26,
2023)
‡
Current
yield
Effective
yield
Money Market Fund
Institutional Class 5 .20% 5 .34%
Advisor Class 5 .16 5 .29
Premier Class 5 .05 5 .18
Retirement Class 4 .93 5 .05
Retail Class 4 .87 4 .98
iMoneyNet Money
Fund Averages™—
All Government
§
5 .00 5 .12
The current yield more closely reflects current
earnings than does the total return.
‡
Typically, iMoneyNet reports its 7-day yields as of
Tuesday of each week.
§
The iMoneyNet Money Fund Averages—All Government
is a simple average of over 500 money market funds
that invest in U.S. Treasuries, U.S. Agencies, repurchase
agreements and government-backed variable-rate
notes. You cannot invest directly in it.

Expense Examples
All shareholders of the TIAA-CREF Funds incur ongoing costs, including management fees and other fund expenses. They may also incur transactional costs for redemptions or account maintenance fees.
The expense examples that appear in this report are intended to help you understand your ongoing costs only
(in U.S. dollars) and do not reflect transactional costs. The examples are designed to help you compare these ongoing costs with the ongoing costs of investing in other mutual funds.
The expenses shown do not include account maintenance fees, which may or may not be applicable, as described in the prospectus. If such fees were included, your total costs for investing in the funds would be higher. Note also that shareholders of the TIAA-CREF Funds do not incur a sales charge for purchases, reinvested dividends or other distributions.
The examples are based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period ( April 1, 2023 – September 30, 2023 ).
Actual expenses
The first section in each table uses the Fund’s actual expenses and its actual rate of return. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the six-month period.
Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading “Expenses paid during period” to estimate the expenses you paid during the six-month period. Some funds have a contractual fee reimbursement. Had these not been in effect, fund expenses would have been higher.
Hypothetical example for comparison purposes
The second section in each table shows hypothetical account values and expenses based on the Fund’s actual expense ratio for each share class for the six-month period and an assumed 5%-per-year rate of return before expenses. This was not the share class’ actual return.
This hypothetical example cannot be used to estimate the actual expenses you paid for the period, but rather allows you to compare the ongoing costs of investing in the Fund with the costs of other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other mutual funds.
8.1
Bond Index Fund
Share Class
Institutional
Class
Advisor
Class
Premier
Class
Retirement
Class
Retail
Class
Class
W
Actual performance
Beginning account value
$1,000.00 $1,000.00 $1,000.00 $1,000.00 $1,000.00 $1,000.00
Ending account value
$960.34 $959.86 $959.62 $958.15 $958.85 $960.68
Expenses incurred during the period*
$0.36 $0.84 $1.09 $1.58 $1.93 $0.01
Hypothetical performance
(5% annualized return before expenses)
Beginning account value
$1,000.00 $1,000.00 $1,000.00 $1,000.00 $1,000.00 $1,000.00
Ending account value
$1,024.64 $1,024.14 $1,023.88 $1,023.39 $1,023.02 $1,024.99
Expenses incurred during the period*
$0.37 $0.87 $1.13 $1.63 $2.00 $0.01
* "Expenses incurred during the period” is based on the Fund's actual expense ratio for the most recent fiscal half-year, multiplied by the average account value over the six-month period, multiplied by 183/366. There were 183 days in the six months ended September 30, 2023. The Fund's annualized six-month expense ratios for that period were 0.07% for
Institutional Class, 0.17% for Advisor Class, 0.22% for Premier Class, 0.32% for Retirement Class, 0.40% for Retail Class and 0.00% for Class W. The expense charges of one or more of the Fund's share classes may reflect a waiver and/or reimbursement. Please see the prospectus for an explanation, including the date on which this reimbursement is scheduled to end. Without such waiver and/or reimbursement, the expenses of the affected share classes would be higher and their performance lower.

Expense Examples
(continued)

8.2
Core Bond Fund
Share Class
Institutional
Class
Advisor
Class
Premier
Class
Retirement
Class
Retail
Class
Class
W
Actual performance
Beginning account value
$1,000.00 $1,000.00 $1,000.00 $1,000.00 $1,000.00 $1,000.00
Ending account value
$965.46 $965.91 $964.73 $965.24 $964.93 $966.85
Expenses incurred during the period*
$1.42 $2.10 $2.16 $2.65 $2.91 $0.01
Hypothetical performance
(5% annualized return before expenses)
Beginning account value
$1,000.00 $1,000.00 $1,000.00 $1,000.00 $1,000.00 $1,000.00
Ending account value
$1,023.56 $1,022.87 $1,022.80 $1,022.30 $1,022.03 $1,024.99
Expenses incurred during the period*
$1.46 $2.16 $2.22 $2.73 $3.00 $0.01
* "Expenses incurred during the period” is based on the Fund's actual expense ratio for the most recent fiscal half-year, multiplied by the average account value over the six-month period, multiplied by 183/366. There were 183 days in the six months ended September 30, 2023. The Fund's annualized six-month expense ratios for that period were 0.29% for
Institutional Class, 0.43% for Advisor Class, 0.44% for Premier Class, 0.54% for Retirement Class, 0.59% for Retail Class and 0.00% for Class W. The expense charges of one or more of the Fund's share classes may reflect a waiver and/or reimbursement. Please see the prospectus for an explanation, including the date on which this reimbursement is scheduled to end. Without such waiver and/or reimbursement, the expenses of the affected share classes would be higher and their performance lower.
8.3
Core Impact Bond Fund
Share Class
Institutional
Class
Advisor
Class
Premier
Class
Retirement
Class
Retail
Class
Actual performance
Beginning account value
$1,000.00 $1,000.00 $1,000.00 $1,000.00 $1,000.00
Ending account value
$964.03 $962.60 $962.11 $962.83 $961.63
Expenses incurred during the period*
$1.83 $2.21 $2.68 $3.06 $3.13
Hypothetical performance
(5% annualized return before expenses)
Beginning account value
$1,000.00 $1,000.00 $1,000.00 $1,000.00 $1,000.00
Ending account value
$1,023.14 $1,022.75 $1,022.27 $1,021.89 $1,021.81
Expenses incurred during the period*
$1.88 $2.28 $2.76 $3.15 $3.23
* "Expenses incurred during the period” is based on the Fund's actual expense ratio for the most recent fiscal half-year, multiplied by the average account value over the six-month period, multiplied by 183/366. There were 183 days in the six months ended September 30, 2023. The Fund's annualized six-month expense ratios for that period were 0.37% for
Institutional Class, 0.45% for Advisor Class, 0.55% for Premier Class, 0.62% for Retirement Class and 0.64% for Retail Class. The expense charges of one or more of the Fund's share classes may reflect a waiver and/or reimbursement. Please see the prospectus for an explanation, including the date on which this reimbursement is scheduled to end. Without such waiver and/or reimbursement, the expenses of the affected share classes would be higher and their performance lower.
8.4
Core Plus Bond Fund
Share Class
Institutional
Class
Advisor
Class
Premier
Class
Retirement
Class
Retail
Class
Class
W
Actual performance
Beginning account value
$1,000.00 $1,000.00 $1,000.00 $1,000.00 $1,000.00 $1,000.00
Ending account value
$970.30 $971.02 $970.63 $969.15 $969.89 $971.75
Expenses incurred during the period*
$1.48 $1.89 $2.22 $2.71 $3.10 $0.01
Hypothetical performance
(5% annualized return before expenses)
Beginning account value
$1,000.00 $1,000.00 $1,000.00 $1,000.00 $1,000.00 $1,000.00
Ending account value
$1,023.49 $1,023.08 $1,022.74 $1,022.25 $1,021.86 $1,024.99
Expenses incurred during the period*
$1.52 $1.94 $2.28 $2.79 $3.18 $0.01
* "Expenses incurred during the period” is based on the Fund's actual expense ratio for the most recent fiscal half-year, multiplied by the average account value over the six-month period, multiplied by 183/366. There were 183 days in the six months ended September 30, 2023. The Fund's annualized six-month expense ratios for that period were 0.30% for
Institutional Class, 0.38% for Advisor Class, 0.45% for Premier Class, 0.55% for Retirement Class, 0.63% for Retail Class and 0.00% for Class W. The expense charges of one or more of the Fund's share classes may reflect a waiver and/or reimbursement. Please see the prospectus for an explanation, including the date on which this reimbursement is scheduled to end. Without such waiver and/or reimbursement, the expenses of the affected share classes would be higher and their performance lower.

8.5
5–15 Year Laddered Tax-Exempt Bond Fund
Share Class
Institutional
Class
Advisor
Class
Retail
Class
Actual performance
Beginning account value
$1,000.00 $1,000.00 $1,000.00
Ending account value
$967.42 $965.91 $965.06
Expenses incurred during the period*
$1.48 $1.97 $2.88
Hypothetical performance
(5% annualized return before expenses)
Beginning account value
$1,000.00 $1,000.00 $1,000.00
Ending account value
$1,023.50 $1,023.00 $1,022.07
Expenses incurred during the period*
$1.52 $2.03 $2.96
* "Expenses incurred during the period” is based on the Fund's actual expense ratio for the most recent fiscal half-year, multiplied by the average account value over the six-month period, multiplied by 183/366. There were 183 days in the six months ended September 30, 2023. The Fund's annualized six-month expense ratios for that period were 0.30% for
Institutional Class, 0.40% for Advisor Class and 0.59% for Retail Class. The expense charges of one or more of the Fund's share classes may reflect a waiver and/or reimbursement.
Please see the prospectus for an explanation, including the date on which this reimbursement is scheduled to end. Without such waiver and/or reimbursement, the expenses of the affected share classes would be higher and their performance lower.
8.6
Green Bond Fund
Share Class
Institutional
Class
Advisor
Class
Premier
Class
Retirement
Class
Retail
Class
Actual performance
Beginning account value
$1,000.00 $1,000.00 $1,000.00 $1,000.00 $1,000.00
Ending account value
$973.49 $973.03 $972.74 $972.33 $971.96
Expenses incurred during the period*
$2.19 $2.67 $2.95 $3.36 $3.73
Hypothetical performance
(5% annualized return before expenses)
Beginning account value
$1,000.00 $1,000.00 $1,000.00 $1,000.00 $1,000.00
Ending account value
$1,022.78 $1,022.29 $1,022.01 $1,021.60 $1,021.21
Expenses incurred during the period*
$2.25 $2.74 $3.02 $3.44 $3.83
* "Expenses incurred during the period” is based on the Fund's actual expense ratio for the most recent fiscal half-year, multiplied by the average account value over the six-month period, multiplied by 183/366. There were 183 days in the six months ended September 30, 2023. The Fund's annualized six-month expense ratios for that period were 0.44% for
Institutional Class, 0.54% for Advisor Class, 0.60% for Premier Class, 0.68% for Retirement Class and 0.76% for Retail Class. The expense charges of one or more of the Fund's share classes may reflect a waiver and/or reimbursement. Please see the prospectus for an explanation, including the date on which this reimbursement is scheduled to end. Without such waiver and/or reimbursement, the expenses of the affected share classes would be higher and their performance lower.
8.7
High-Yield Fund
Share Class
Institutional
Class
Advisor
Class
Premier
Class
Retirement
Class
Retail
Class
Class
W
Actual performance
Beginning account value
$1,000.00 $1,000.00 $1,000.00 $1,000.00 $1,000.00 $1,000.00
Ending account value
$1,017.79 $1,015.96 $1,017.04 $1,015.31 $1,016.37 $1,019.64
Expenses incurred during the period*
$1.84 $2.43 $2.59 $3.10 $3.33 $0.01
Hypothetical performance
(5% annualized return before expenses)
Beginning account value
$1,000.00 $1,000.00 $1,000.00 $1,000.00 $1,000.00 $1,000.00
Ending account value
$1,023.17 $1,022.59 $1,022.43 $1,021.92 $1,021.70 $1,024.99
Expenses incurred during the period*
$1.85 $2.44 $2.60 $3.11 $3.34 $0.01
* "Expenses incurred during the period” is based on the Fund's actual expense ratio for the most recent fiscal half-year, multiplied by the average account value over the six-month period, multiplied by 183/366. There were 183 days in the six months ended September 30, 2023. The Fund's annualized six-month expense ratios for that period were 0.37% for
Institutional Class, 0.48% for Advisor Class, 0.51% for Premier Class, 0.62% for Retirement Class, 0.66% for Retail Class and 0.00% for Class W. The expense charges of one or more of the Fund's share classes may reflect a waiver and/or reimbursement. Please see the prospectus for an explanation, including the date on which this reimbursement is scheduled to end. Without such waiver and/or reimbursement, the expenses of the affected share classes would be higher and their performance lower.

Expense Examples
(continued)

8.8
Inflation-Linked Bond Fund
Share Class
Institutional
Class
Advisor
Class
Premier
Class
Retirement
Class
Retail
Class
Class
W
Actual performance
Beginning account value
$1,000.00 $1,000.00 $1,000.00 $1,000.00 $1,000.00 $1,000.00
Ending account value
$978.06 $977.25 $977.82 $977.25 $976.04 $979.77
Expenses incurred during the period*
$1.17 $1.68 $1.92 $2.40 $2.69 $0.01
Hypothetical performance
(5% annualized return before expenses)
Beginning account value
$1,000.00 $1,000.00 $1,000.00 $1,000.00 $1,000.00 $1,000.00
Ending account value
$1,023.82 $1,023.30 $1,023.06 $1,022.57 $1,022.28 $1,024.99
Expenses incurred during the period*
$1.19 $1.72 $1.96 $2.46 $2.75 $0.01
* "Expenses incurred during the period” is based on the Fund's actual expense ratio for the most recent fiscal half-year, multiplied by the average account value over the six-month period, multiplied by 183/366. There were 183 days in the six months ended September 30, 2023. The Fund's annualized six-month expense ratios for that period were 0.24% for
Institutional Class, 0.34% for Advisor Class, 0.39% for Premier Class, 0.49% for Retirement Class, 0.54% for Retail Class and 0.00% for Class W. The expense charges of one or more of the Fund's share classes may reflect a waiver and/or reimbursement. Please see the prospectus for an explanation, including the date on which this reimbursement is scheduled to end. Without such waiver and/or reimbursement, the expenses of the affected share classes would be higher and their performance lower.
8.9
Short Duration Impact Bond Fund
Share Class
Institutional
Class
Advisor
Class
Premier
Class
Retirement
Class
Retail
Class
Actual performance
Beginning account value
$1,000.00 $1,000.00 $1,000.00 $1,000.00 $1,000.00
Ending account value
$1,003.79 $1,003.67 $1,003.03 $1,002.53 $1,002.38
Expenses incurred during the period*
$1.75 $1.87 $2.51 $3.01 $3.16
Hypothetical performance
(5% annualized return before expenses)
Beginning account value
$1,000.00 $1,000.00 $1,000.00 $1,000.00 $1,000.00
Ending account value
$1,023.25 $1,023.13 $1,022.49 $1,022.00 $1,021.85
Expenses incurred during the period*
$1.77 $1.89 $2.54 $3.04 $3.19
* "Expenses incurred during the period” is based on the Fund's actual expense ratio for the most recent fiscal half-year, multiplied by the average account value over the six-month period, multiplied by 183/366. There were 183 days in the six months ended September 30, 2023. The Fund's annualized six-month expense ratios for that period were 0.35% for
Institutional Class, 0.37% for Advisor Class, 0.50% for Premier Class, 0.60% for Retirement Class and 0.63% for Retail Class. The expense charges of one or more of the Fund's share classes may reflect a waiver and/or reimbursement. Please see the prospectus for an explanation, including the date on which this reimbursement is scheduled to end. Without such waiver and/or reimbursement, the expenses of the affected share classes would be higher and their performance lower.
9.01
Short-Term Bond Fund
Share Class
Institutional
Class
Advisor
Class
Premier
Class
Retirement
Class
Retail
Class
Class
W
Actual performance
Beginning account value
$1,000.00 $1,000.00 $1,000.00 $1,000.00 $1,000.00 $1,000.00
Ending account value
$1,008.59 $1,008.14 $1,007.84 $1,006.33 $1,007.03 $1,009.93
Expenses incurred during the period*
$1.35 $1.80 $2.11 $2.60 $2.91 $0.01
Hypothetical performance
(5% annualized return before expenses)
Beginning account value
$1,000.00 $1,000.00 $1,000.00 $1,000.00 $1,000.00 $1,000.00
Ending account value
$1,023.66 $1,023.21 $1,022.90 $1,022.41 $1,022.10 $1,024.99
Expenses incurred during the period*
$1.36 $1.81 $2.13 $2.62 $2.94 $0.01
* "Expenses incurred during the period” is based on the Fund's actual expense ratio for the most recent fiscal half-year, multiplied by the average account value over the six-month period, multiplied by 183/366. There were 183 days in the six months ended September 30, 2023. The Fund's annualized six-month expense ratios for that period were 0.27% for
Institutional Class, 0.36% for Advisor Class, 0.42% for Premier Class, 0.52% for Retirement Class, 0.58% for Retail Class and 0.00% for Class W. The expense charges of one or more of the Fund's share classes may reflect a waiver and/or reimbursement. Please see the prospectus for an explanation, including the date on which this reimbursement is scheduled to end. Without such waiver and/or reimbursement, the expenses of the affected share classes would be higher and their performance lower.

9.1
Short-Term Bond Index Fund
Share Class
Institutional
Class
Advisor
Class
Premier
Class
Retirement
Class
Retail
Class
Class
W
Actual performance
Beginning account value
$1,000.00 $1,000.00 $1,000.00 $1,000.00 $1,000.00 $1,000.00
Ending account value
$1,002.78 $1,003.25 $1,003.02 $1,001.53 $1,002.11 $1,003.16
Expenses incurred during the period*
$0.40 $0.97 $1.20 $1.64 $2.11 $0.01
Hypothetical performance
(5% annualized return before expenses)
Beginning account value
$1,000.00 $1,000.00 $1,000.00 $1,000.00 $1,000.00 $1,000.00
Ending account value
$1,024.61 $1,024.03 $1,023.80 $1,023.36 $1,022.89 $1,024.99
Expenses incurred during the period*
$0.40 $0.98 $1.21 $1.66 $2.14 $0.01
* "Expenses incurred during the period” is based on the Fund's actual expense ratio for the most recent fiscal half-year, multiplied by the average account value over the six-month period, multiplied by 183/366. There were 183 days in the six months ended September 30, 2023. The Fund's annualized six-month expense ratios for that period were 0.08% for
Institutional Class, 0.19% for Advisor Class, 0.24% for Premier Class, 0.33% for Retirement Class, 0.42% for Retail Class and 0.00% for Class W. The expense charges of one or more of the Fund's share classes may reflect a waiver and/or reimbursement. Please see the prospectus for an explanation, including the date on which this reimbursement is scheduled to end. Without such waiver and/or reimbursement, the expenses of the affected share classes would be higher and their performance lower.
9.2
Money Market Fund
Share Class
Institutional
Class
Advisor
Class
Premier
Class
Retirement
Class
Retail
Class
Actual performance
Beginning account value
$1,000.00 $1,000.00 $1,000.00 $1,000.00 $1,000.00
Ending account value
$1,025.42 $1,025.21 $1,024.69 $1,024.15 $1,023.67
Expenses incurred during the period*
$0.62 $0.83 $1.38 $1.89 $2.36
Hypothetical performance
(5% annualized return before expenses)
Beginning account value
$1,000.00 $1,000.00 $1,000.00 $1,000.00 $1,000.00
Ending account value
$1,024.38 $1,024.18 $1,023.63 $1,023.13 $1,022.66
Expenses incurred during the period*
$0.62 $0.83 $1.38 $1.89 $2.36
* "Expenses incurred during the period” is based on the Fund's actual expense ratio for the most recent fiscal half-year, multiplied by the average account value over the six-month period, multiplied by 183/366. There were 183 days in the six months ended September 30, 2023. The Fund's annualized six-month expense ratios for that period were 0.12% for
Institutional Class, 0.16% for Advisor Class, 0.27% for Premier Class, 0.37% for Retirement Class and 0.47% for Retail Class. The expense charges of one or more of the Fund's share classes may reflect a waiver and/or reimbursement. Please see the prospectus for an explanation, including the date on which this reimbursement is scheduled to end. Without such waiver and/or reimbursement, the expenses of the affected share classes would be higher and their performance lower.

Bond Index Fund September 30, 2023
Portfolio of Investments

See Notes to Financial Statements
(Unaudited)
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
LONG-TERM INVESTMENTS - 99.3%
CORPORATE BONDS - 25 .4%
AUTOMOBILES & COMPONENTS - 0 .2%
$ 100,000 Aptiv plc 4 .350% 03/15/29 $ 94,442
600,000 Aptiv plc 3 .250 03/01/32 491,902
100,000 Aptiv plc 4 .400 10/01/46 71,257
575,000 (a) Aptiv plc 5 .400 03/15/49 473,873
1,500,000 Aptiv plc 3 .100 12/01/51 857,481
1,000,000 Aptiv plc 4 .150 05/01/52 695,656
1,650,000 BorgWarner, Inc 2 .650 07/01/27 1,473,150
200,000 BorgWarner, Inc 4 .375 03/15/45 148,905
500,000 General Motors Co 6 .125 10/01/25 499,567
500,000 General Motors Co 6 .800 10/01/27 510,257
700,000 General Motors Co 5 .000 10/01/28 668,344
375,000 General Motors Co 5 .400 10/15/29 357,430
450,000 (a) General Motors Co 5 .600 10/15/32 420,145
900,000 General Motors Co 6 .600 04/01/36 874,620
700,000 General Motors Co 5 .150 04/01/38 584,630
150,000 General Motors Co 6 .250 10/02/43 134,391
175,000 General Motors Co 5 .200 04/01/45 136,065
350,000 General Motors Co 6 .750 04/01/46 327,079
500,000 General Motors Co 5 .400 04/01/48 394,929
900,000 (a) General Motors Co 5 .950 04/01/49 763,353
725,000 General Motors Financial Co, Inc 3 .950 04/13/24 715,290
1,000,000 General Motors Financial Co, Inc 2 .900 02/26/25 954,065
1,500,000 General Motors Financial Co, Inc 3 .800 04/07/25 1,445,831
3,000,000 General Motors Financial Co, Inc 2 .750 06/20/25 2,824,177
1,000,000 General Motors Financial Co, Inc 1 .500 06/10/26 883,599
800,000 General Motors Financial Co, Inc 5 .000 04/09/27 767,900
1,000,000 General Motors Financial Co, Inc 6 .000 01/09/28 987,758
1,000,000 General Motors Financial Co, Inc 5 .850 04/06/30 957,873
475,000 General Motors Financial Co, Inc 2 .700 06/10/31 363,546
175,000 Harley-Davidson, Inc 3 .500 07/28/25 167,023
200,000 (a) Harley-Davidson, Inc 4 .625 07/28/45 144,973
1,000,000 Honeywell International, Inc 5 .000 02/15/33 970,859
2,000,000 J Paul Getty Trust 0 .391 01/01/24 1,971,089
326,000 Lear Corp 3 .800 09/15/27 301,175
400,000 Lear Corp 4 .250 05/15/29 362,654
500,000 Lear Corp 3 .500 05/30/30 426,142
600,000 Lear Corp 2 .600 01/15/32 453,010
550,000 Lear Corp 5 .250 05/15/49 444,622
1,000,000 Lear Corp 3 .550 01/15/52 609,606
600,000 Magna International, Inc 4 .150 10/01/25 581,562
175,000 Magna International, Inc 2 .450 06/15/30 143,463
2,000,000 Magna International, Inc 5 .500 03/21/33 1,954,280
1,000,000 (a) PACCAR Financial Corp 1 .100 05/11/26 899,846
1,500,000 PACCAR Financial Corp 4 .600 01/10/28 1,462,798
1,000,000 Toyota Motor Corp 1 .339 03/25/26 907,810
1,000,000 Toyota Motor Corp 5 .118 07/13/28 994,608
300,000 Toyota Motor Corp 3 .669 07/20/28 280,407
1,000,000 (a) Toyota Motor Corp 2 .362 03/25/31 813,762
1,000,000 Toyota Motor Corp 5 .123 07/13/33 975,621
1,000,000 Toyota Motor Credit Corp 3 .650 08/18/25 967,293
TOTAL AUTOMOBILES & COMPONENTS 35,710,118
BANKS - 4 .4%
4,000,000 Asian Development Bank 4 .500 08/25/28 3,954,778

See Notes to Financial Statements
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
BANKS—continued
$ 1,000,000 (b) Australia & New Zealand Banking Group Ltd 5 .671% 10/03/25 $ 1,000,571
1,000,000 Australia & New Zealand Banking Group Ltd 5 .088 12/08/25 990,246
1,000,000 Banco Bilbao Vizcaya Argentaria S.A. 1 .125 09/18/25 910,310
1,000,000 Banco Santander S.A. 3 .892 05/24/24 985,003
800,000 Banco Santander S.A. 2 .706 06/27/24 779,460
600,000 Banco Santander S.A. 2 .746 05/28/25 565,066
400,000 Banco Santander S.A. 5 .179 11/19/25 389,094
1,600,000 Banco Santander S.A. 1 .849 03/25/26 1,438,922
600,000 Banco Santander S.A. 4 .250 04/11/27 559,803
1,600,000 Banco Santander S.A. 5 .294 08/18/27 1,546,998
1,200,000 Banco Santander S.A. 1 .722 09/14/27 1,049,283
675,000 Banco Santander S.A. 3 .800 02/23/28 608,325
1,000,000 Banco Santander S.A. 4 .175 03/24/28 923,378
1,800,000 Banco Santander S.A. 4 .379 04/12/28 1,661,770
1,600,000 Banco Santander S.A. 5 .588 08/08/28 1,565,184
600,000 Banco Santander S.A. 3 .306 06/27/29 520,722
400,000 Banco Santander S.A. 3 .490 05/28/30 336,173
2,000,000 Banco Santander S.A. 2 .749 12/03/30 1,490,300
1,000,000 Banco Santander S.A. 2 .958 03/25/31 795,231
2,000,000 Banco Santander S.A. 3 .225 11/22/32 1,513,637
800,000 Banco Santander S.A. 6 .921 08/08/33 764,387
10,300,000 Bank of America Corp 3 .458 03/15/25 10,162,488
3,550,000 Bank of America Corp 3 .950 04/21/25 3,427,917
2,000,000 Bank of America Corp 3 .841 04/25/25 1,971,665
3,000,000 Bank of America Corp 0 .981 09/25/25 2,841,420
3,000,000 Bank of America Corp 3 .093 10/01/25 2,900,988
725,000 Bank of America Corp 2 .456 10/22/25 696,248
4,000,000 Bank of America Corp 3 .366 01/23/26 3,845,360
3,000,000 Bank of America Corp 2 .015 02/13/26 2,822,798
5,000,000 Bank of America Corp 1 .319 06/19/26 4,585,372
2,000,000 Bank of America Corp 4 .827 07/22/26 1,949,778
4,500,000 Bank of America Corp 1 .197 10/24/26 4,069,311
5,000,000 Bank of America Corp 1 .658 03/11/27 4,485,967
7,800,000 Bank of America Corp 3 .559 04/23/27 7,317,783
4,500,000 Bank of America Corp 1 .734 07/22/27 3,987,717
2,000,000 Bank of America Corp 2 .551 02/04/28 1,783,349
3,000,000 Bank of America Corp 4 .376 04/27/28 2,832,765
3,000,000 Bank of America Corp 6 .204 11/10/28 3,013,549
5,690,000 Bank of America Corp 3 .419 12/20/28 5,104,206
2,250,000 Bank of America Corp 3 .970 03/05/29 2,061,058
2,000,000 Bank of America Corp 5 .202 04/25/29 1,926,607
3,000,000 Bank of America Corp 2 .087 06/14/29 2,511,403
1,400,000 Bank of America Corp 4 .271 07/23/29 1,290,302
3,000,000 Bank of America Corp 5 .819 09/15/29 2,963,182
3,075,000 Bank of America Corp 3 .974 02/07/30 2,761,652
1,675,000 Bank of America Corp 3 .194 07/23/30 1,431,745
1,050,000 Bank of America Corp 2 .884 10/22/30 874,792
4,000,000 Bank of America Corp 2 .496 02/13/31 3,205,755
1,750,000 Bank of America Corp 2 .592 04/29/31 1,406,285
3,000,000 Bank of America Corp 1 .898 07/23/31 2,279,568
3,000,000 Bank of America Corp 1 .922 10/24/31 2,263,302
3,000,000 Bank of America Corp 2 .651 03/11/32 2,360,898
4,000,000 Bank of America Corp 2 .687 04/22/32 3,143,764
5,000,000 Bank of America Corp 2 .299 07/21/32 3,788,651
3,000,000 Bank of America Corp 2 .572 10/20/32 2,305,178
2,000,000 Bank of America Corp 2 .972 02/04/33 1,577,110
2,000,000 Bank of America Corp 4 .571 04/27/33 1,775,666
2,000,000 Bank of America Corp 5 .015 07/22/33 1,840,090
5,000,000 Bank of America Corp 5 .288 04/25/34 4,652,555
4,000,000 Bank of America Corp 5 .872 09/15/34 3,892,722
4,000,000 Bank of America Corp 2 .482 09/21/36 2,910,711

Bond Index Fund September 30, 2023

See Notes to Financial Statements
Portfolio of Investments
(continued)
Portfolio of Investments
(continued)
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
BANKS—continued
$ 1,500,000 Bank of America Corp 6 .110% 01/29/37 $ 1,479,206
3,000,000 Bank of America Corp 3 .846 03/08/37 2,440,063
4,500,000 Bank of America Corp 4 .078 04/23/40 3,568,821
6,000,000 Bank of America Corp 2 .676 06/19/41 3,842,268
4,000,000 Bank of America Corp 3 .311 04/22/42 2,784,194
1,500,000 Bank of America Corp 5 .000 01/21/44 1,319,886
2,800,000 Bank of America Corp 4 .443 01/20/48 2,235,543
3,000,000 Bank of America Corp 3 .946 01/23/49 2,210,210
1,000,000 Bank of America Corp 2 .831 10/24/51 587,791
1,950,000 Bank of America Corp 3 .483 03/13/52 1,300,363
2,000,000 Bank of America Corp 2 .972 07/21/52 1,206,674
2,000,000 Bank of America NA 5 .526 08/18/26 1,990,294
750,000 Bank of Montreal 1 .850 05/01/25 703,874
1,500,000 Bank of Montreal 1 .250 09/15/26 1,318,489
1,000,000 Bank of Montreal 0 .949 01/22/27 891,637
425,000 Bank of Montreal 3 .803 12/15/32 371,230
1,000,000 Bank of New York Mellon Corp 2 .050 01/26/27 893,606
775,000 Bank of New York Mellon Corp 5 .802 10/25/28 773,494
1,500,000 Bank of New York Mellon Corp 4 .543 02/01/29 1,429,476
500,000 Bank of New York Mellon Corp 4 .596 07/26/30 470,628
500,000 Bank of New York Mellon Corp 4 .289 06/13/33 442,134
1,000,000 Bank of New York Mellon Corp 5 .834 10/25/33 982,995
1,000,000 Bank of New York Mellon Corp 4 .706 02/01/34 902,816
2,000,000 Bank of New York Mellon Corp 4 .967 04/26/34 1,844,178
750,000 Bank of Nova Scotia 2 .200 02/03/25 713,723
1,500,000 Bank of Nova Scotia 3 .450 04/11/25 1,444,251
2,000,000 Bank of Nova Scotia 1 .300 06/11/25 1,850,157
1,550,000 Bank of Nova Scotia 4 .500 12/16/25 1,497,804
2,000,000 Bank of Nova Scotia 1 .050 03/02/26 1,785,032
2,000,000 (a) Bank of Nova Scotia 1 .350 06/24/26 1,776,573
1,000,000 Bank of Nova Scotia 2 .700 08/03/26 920,842
3,000,000 Bank of Nova Scotia 1 .300 09/15/26 2,640,671
1,000,000 Bank of Nova Scotia 2 .450 02/02/32 774,937
200,000 Barclays plc 4 .375 09/11/24 195,967
2,000,000 Barclays plc 1 .007 12/10/24 1,978,224
1,425,000 Barclays plc 3 .650 03/16/25 1,371,907
2,750,000 Barclays plc 3 .932 05/07/25 2,707,983
975,000 Barclays plc 4 .375 01/12/26 934,381
2,000,000 Barclays plc 2 .852 05/07/26 1,886,696
800,000 Barclays plc 5 .200 05/12/26 770,712
1,000,000 Barclays plc 7 .325 11/02/26 1,015,190
2,000,000 Barclays plc 2 .279 11/24/27 1,762,132
700,000 Barclays plc 4 .337 01/10/28 649,018
1,975,000 Barclays plc 4 .836 05/09/28 1,802,993
1,500,000 Barclays plc 7 .385 11/02/28 1,538,943
1,500,000 Barclays plc 4 .972 05/16/29 1,401,273
1,500,000 Barclays plc 6 .490 09/13/29 1,487,734
1,000,000 Barclays plc 5 .088 06/20/30 893,688
2,000,000 Barclays plc 2 .645 06/24/31 1,546,226
1,500,000 Barclays plc 2 .667 03/10/32 1,136,357
2,000,000 Barclays plc 2 .894 11/24/32 1,505,027
1,300,000 Barclays plc 5 .746 08/09/33 1,199,724
2,500,000 Barclays plc 7 .437 11/02/33 2,567,195
3,000,000 Barclays plc 6 .224 05/09/34 2,841,868
1,000,000 Barclays plc 7 .119 06/27/34 963,133
950,000 Barclays plc 6 .692 09/13/34 927,467
1,750,000 Barclays plc 3 .564 09/23/35 1,351,194
1,000,000 Barclays plc 3 .811 03/10/42 652,851
775,000 Barclays plc 5 .250 08/17/45 650,195
1,500,000 BHP Billiton Finance USA Ltd 4 .750 02/28/28 1,460,389
1,500,000 BHP Billiton Finance USA Ltd 5 .100 09/08/28 1,472,227

See Notes to Financial Statements
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
BANKS—continued
$ 1,000,000 BHP Billiton Finance USA Ltd 5 .250% 09/08/30 $ 976,684
1,500,000 (a) BHP Billiton Finance USA Ltd 4 .900 02/28/33 1,424,565
1,500,000 BHP Billiton Finance USA Ltd 5 .250 09/08/33 1,447,322
575,000 BHP Billiton Finance USA Ltd 5 .500 09/08/53 550,064
1,000,000 Canadian Imperial Bank of Commerce 2 .250 01/28/25 952,483
1,000,000 Canadian Imperial Bank of Commerce 0 .950 10/23/25 906,656
1,000,000 Canadian Imperial Bank of Commerce 1 .250 06/22/26 885,995
5,000,000 CitiBank NA 5 .803 09/29/28 5,000,713
7,500,000 Citigroup, Inc 3 .352 04/24/25 7,366,232
2,000,000 Citigroup, Inc 0 .981 05/01/25 1,935,626
1,000,000 Citigroup, Inc 3 .700 01/12/26 951,410
750,000 Citigroup, Inc 4 .600 03/09/26 724,059
3,000,000 Citigroup, Inc 3 .106 04/08/26 2,862,944
3,000,000 Citigroup, Inc 5 .610 09/29/26 2,969,497
1,100,000 Citigroup, Inc 4 .300 11/20/26 1,042,925
4,000,000 Citigroup, Inc 1 .122 01/28/27 3,564,473
5,000,000 Citigroup, Inc 1 .462 06/09/27 4,419,669
1,500,000 Citigroup, Inc 4 .450 09/29/27 1,408,273
5,000,000 Citigroup, Inc 3 .070 02/24/28 4,535,504
3,000,000 Citigroup, Inc 4 .658 05/24/28 2,867,442
1,000,000 Citigroup, Inc 3 .668 07/24/28 917,313
2,025,000 Citigroup, Inc 4 .125 07/25/28 1,842,362
4,000,000 Citigroup, Inc 4 .075 04/23/29 3,681,364
1,750,000 Citigroup, Inc 3 .980 03/20/30 1,571,647
5,000,000 Citigroup, Inc 2 .666 01/29/31 4,055,074
2,200,000 Citigroup, Inc 4 .412 03/31/31 1,979,048
6,000,000 Citigroup, Inc 2 .572 06/03/31 4,784,446
5,000,000 Citigroup, Inc 2 .561 05/01/32 3,870,484
175,000 Citigroup, Inc 6 .625 06/15/32 176,682
875,000 Citigroup, Inc 2 .520 11/03/32 665,701
4,000,000 Citigroup, Inc 3 .057 01/25/33 3,162,147
1,000,000 Citigroup, Inc 3 .785 03/17/33 834,235
1,775,000 Citigroup, Inc 4 .910 05/24/33 1,615,084
3,000,000 Citigroup, Inc 6 .270 11/17/33 2,991,130
425,000 Citigroup, Inc 6 .174 05/25/34 406,140
750,000 Citigroup, Inc 3 .878 01/24/39 580,758
325,000 Citigroup, Inc 8 .125 07/15/39 382,133
350,000 Citigroup, Inc 5 .875 01/30/42 336,196
2,000,000 Citigroup, Inc 2 .904 11/03/42 1,279,354
400,000 Citigroup, Inc 6 .675 09/13/43 397,742
125,000 Citigroup, Inc 5 .300 05/06/44 106,787
675,000 Citigroup, Inc 4 .650 07/30/45 542,288
3,075,000 Citigroup, Inc 4 .750 05/18/46 2,406,110
4,075,000 Citigroup, Inc 4 .650 07/23/48 3,298,321
350,000 Citizens Bank NA 2 .250 04/28/25 324,066
250,000 Citizens Bank NA 3 .750 02/18/26 231,509
1,000,000 Citizens Bank NA 4 .575 08/09/28 913,317
500,000 Citizens Financial Group, Inc 2 .850 07/27/26 449,632
200,000 Citizens Financial Group, Inc 2 .500 02/06/30 155,290
450,000 Citizens Financial Group, Inc 3 .250 04/30/30 364,613
850,000 Citizens Financial Group, Inc 2 .638 09/30/32 593,105
500,000 Citizens Financial Group, Inc 5 .641 05/21/37 418,798
500,000 Comerica Bank 2 .500 07/23/24 478,628
200,000 Comerica Bank 4 .000 07/27/25 186,703
1,000,000 Comerica Bank 5 .332 08/25/33 824,668
550,000 (a) Comerica, Inc 4 .000 02/01/29 459,371
1,500,000 Commonwealth Bank of Australia 5 .316 03/13/26 1,494,175
2,050,000 Cooperatieve Rabobank UA 3 .375 05/21/25 1,974,535
2,500,000 Cooperatieve Rabobank UA 5 .500 07/18/25 2,488,740
2,700,000 Cooperatieve Rabobank UA 3 .750 07/21/26 2,514,110
1,000,000 (b) Cooperatieve Rabobank UA 5 .500 10/05/26 997,034

Bond Index Fund September 30, 2023

See Notes to Financial Statements
Portfolio of Investments
(continued)
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
BANKS—continued
$ 1,000,000 Discover Bank 2 .450% 09/12/24 $ 961,119
200,000 Discover Bank 4 .250 03/13/26 189,297
1,125,000 Discover Bank 3 .450 07/27/26 1,023,114
300,000 Discover Bank 5 .974 08/09/28 274,509
350,000 Discover Bank 4 .650 09/13/28 312,535
325,000 Discover Bank 2 .700 02/06/30 252,742
450,000 Fifth Third Bancorp 4 .300 01/16/24 447,220
300,000 Fifth Third Bancorp 2 .550 05/05/27 263,626
1,000,000 Fifth Third Bancorp 1 .707 11/01/27 863,957
500,000 Fifth Third Bancorp 3 .950 03/14/28 455,550
1,000,000 Fifth Third Bancorp 4 .055 04/25/28 920,260
1,000,000 Fifth Third Bancorp 6 .361 10/27/28 991,163
200,000 Fifth Third Bancorp 6 .339 07/27/29 197,573
1,000,000 Fifth Third Bancorp 4 .772 07/28/30 907,798
140,000 Fifth Third Bancorp 8 .250 03/01/38 149,225
300,000 Fifth Third Bank NA 3 .950 07/28/25 288,506
2,400,000 Fifth Third Bank NA 3 .850 03/15/26 2,219,906
1,000,000 Fifth Third Bank NA 2 .250 02/01/27 876,337
500,000 First Citizens BancShares, Inc 3 .375 03/15/30 466,390
500,000 (a) First Horizon Bank 5 .750 05/01/30 447,538
500,000 (a) First Horizon Corp 4 .000 05/26/25 472,088
33,000 HSBC Bank USA NA 7 .000 01/15/39 34,001
2,625,000 HSBC Holdings plc 4 .250 03/14/24 2,602,098
450,000 HSBC Holdings plc 4 .250 08/18/25 432,778
2,000,000 HSBC Holdings plc 2 .633 11/07/25 1,916,401
1,875,000 HSBC Holdings plc 4 .300 03/08/26 1,800,016
825,000 HSBC Holdings plc 1 .645 04/18/26 766,771
2,475,000 HSBC Holdings plc 3 .900 05/25/26 2,341,747
1,500,000 HSBC Holdings plc 2 .099 06/04/26 1,398,101
1,100,000 HSBC Holdings plc 4 .292 09/12/26 1,056,857
450,000 HSBC Holdings plc 4 .375 11/23/26 427,026
4,000,000 HSBC Holdings plc 1 .589 05/24/27 3,527,010
2,000,000 HSBC Holdings plc 5 .887 08/14/27 1,975,601
3,000,000 HSBC Holdings plc 2 .251 11/22/27 2,648,167
3,925,000 HSBC Holdings plc 4 .041 03/13/28 3,632,376
1,500,000 HSBC Holdings plc 4 .755 06/09/28 1,419,209
1,500,000 HSBC Holdings plc 5 .210 08/11/28 1,444,152
5,000,000 HSBC Holdings plc 2 .013 09/22/28 4,243,868
1,575,000 HSBC Holdings plc 7 .390 11/03/28 1,629,404
975,000 HSBC Holdings plc 6 .161 03/09/29 965,194
2,500,000 HSBC Holdings plc 4 .583 06/19/29 2,311,343
1,600,000 HSBC Holdings plc 2 .206 08/17/29 1,318,771
4,000,000 HSBC Holdings plc 3 .973 05/22/30 3,517,675
3,000,000 HSBC Holdings plc 2 .848 06/04/31 2,398,970
750,000 HSBC Holdings plc 2 .357 08/18/31 576,077
2,350,000 HSBC Holdings plc 2 .804 05/24/32 1,820,189
3,500,000 HSBC Holdings plc 2 .871 11/22/32 2,690,081
1,500,000 HSBC Holdings plc 4 .762 03/29/33 1,277,455
1,825,000 HSBC Holdings plc 5 .402 08/11/33 1,681,764
2,000,000 HSBC Holdings plc 8 .113 11/03/33 2,103,266
2,000,000 HSBC Holdings plc 6 .254 03/09/34 1,954,699
2,000,000 HSBC Holdings plc 6 .547 06/20/34 1,896,732
300,000 HSBC Holdings plc 6 .500 05/02/36 284,123
2,700,000 HSBC Holdings plc 6 .500 09/15/37 2,534,606
200,000 HSBC Holdings plc 6 .800 06/01/38 193,151
550,000 HSBC Holdings plc 6 .100 01/14/42 547,935
2,000,000 HSBC Holdings plc 6 .332 03/09/44 1,920,397
1,175,000 HSBC Holdings plc 5 .250 03/14/44 978,736
1,250,000 HSBC USA, Inc 3 .500 06/23/24 1,226,297
500,000 Huntington Bancshares, Inc 4 .000 05/15/25 478,580
1,000,000 Huntington Bancshares, Inc 4 .443 08/04/28 923,679

See Notes to Financial Statements
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
BANKS—continued
$ 675,000 Huntington Bancshares, Inc 6 .208% 08/21/29 $ 660,319
1,000,000 Huntington Bancshares, Inc 2 .550 02/04/30 789,779
500,000 Huntington Bancshares, Inc 5 .023 05/17/33 440,772
500,000 Huntington Bancshares, Inc 2 .487 08/15/36 352,107
1,000,000 Huntington National Bank 4 .552 05/17/28 935,197
1,500,000 Huntington National Bank 5 .650 01/10/30 1,413,508
4,750,000 Industrial & Commercial Bank of China Ltd 3 .538 11/08/27 4,437,557
1,200,000 ING Groep NV 4 .100 10/02/23 1,200,000
575,000 ING Groep NV 3 .550 04/09/24 567,364
1,250,000 ING Groep NV 3 .950 03/29/27 1,171,348
1,500,000 ING Groep NV 1 .726 04/01/27 1,342,036
600,000 ING Groep NV 4 .017 03/28/28 557,025
1,500,000 ING Groep NV 4 .550 10/02/28 1,408,566
1,325,000 ING Groep NV 4 .050 04/09/29 1,202,481
475,000 ING Groep NV 2 .727 04/01/32 373,152
300,000 (a) ING Groep NV 4 .252 03/28/33 258,968
2,000,000 Inter-American Development Bank 4 .500 09/13/33 1,952,996
200,000 Invesco Finance plc 4 .000 01/30/24 198,544
200,000 Invesco Finance plc 5 .375 11/30/43 176,467
2,675,000 JPMorgan Chase & Co 3 .875 09/10/24 2,620,023
625,000 JPMorgan Chase & Co 3 .125 01/23/25 603,329
1,200,000 JPMorgan Chase & Co 3 .220 03/01/25 1,184,258
2,125,000 JPMorgan Chase & Co 3 .900 07/15/25 2,057,736
2,000,000 JPMorgan Chase & Co 2 .301 10/15/25 1,918,300
6,000,000 JPMorgan Chase & Co 5 .546 12/15/25 5,958,166
2,500,000 JPMorgan Chase & Co 2 .595 02/24/26 2,380,076
2,000,000 JPMorgan Chase & Co 2 .005 03/13/26 1,883,345
3,125,000 JPMorgan Chase & Co 3 .300 04/01/26 2,950,459
2,000,000 JPMorgan Chase & Co 2 .083 04/22/26 1,877,211
4,000,000 JPMorgan Chase & Co 4 .080 04/26/26 3,881,862
1,450,000 JPMorgan Chase & Co 3 .200 06/15/26 1,363,264
1,000,000 JPMorgan Chase & Co 2 .950 10/01/26 925,907
4,000,000 JPMorgan Chase & Co 1 .045 11/19/26 3,594,838
1,350,000 JPMorgan Chase & Co 4 .125 12/15/26 1,283,092
2,450,000 JPMorgan Chase & Co 3 .960 01/29/27 2,341,809
4,000,000 JPMorgan Chase & Co 1 .040 02/04/27 3,559,816
5,200,000 JPMorgan Chase & Co 1 .578 04/22/27 4,640,645
3,000,000 JPMorgan Chase & Co 1 .470 09/22/27 2,628,259
250,000 JPMorgan Chase & Co 4 .250 10/01/27 237,220
325,000 JPMorgan Chase & Co 3 .625 12/01/27 299,447
1,375,000 JPMorgan Chase & Co 3 .782 02/01/28 1,280,628
1,000,000 JPMorgan Chase & Co 2 .947 02/24/28 907,153
4,000,000 JPMorgan Chase & Co 4 .323 04/26/28 3,795,207
425,000 JPMorgan Chase & Co 3 .540 05/01/28 390,785
6,000,000 JPMorgan Chase & Co 2 .182 06/01/28 5,257,251
1,000,000 JPMorgan Chase & Co 4 .851 07/25/28 963,965
3,000,000 JPMorgan Chase & Co 2 .069 06/01/29 2,527,823
2,050,000 JPMorgan Chase & Co 4 .203 07/23/29 1,899,853
3,000,000 JPMorgan Chase & Co 5 .299 07/24/29 2,918,948
1,750,000 JPMorgan Chase & Co 4 .452 12/05/29 1,633,552
4,500,000 JPMorgan Chase & Co 3 .702 05/06/30 4,013,463
1,500,000 JPMorgan Chase & Co 4 .565 06/14/30 1,399,254
2,000,000 JPMorgan Chase & Co 2 .522 04/22/31 1,621,158
1,425,000 JPMorgan Chase & Co 2 .956 05/13/31 1,170,815
5,000,000 JPMorgan Chase & Co 1 .764 11/19/31 3,760,808
2,250,000 JPMorgan Chase & Co 1 .953 02/04/32 1,706,339
3,000,000 JPMorgan Chase & Co 2 .580 04/22/32 2,366,476
3,000,000 JPMorgan Chase & Co 2 .545 11/08/32 2,321,682
6,000,000 JPMorgan Chase & Co 2 .963 01/25/33 4,776,761
2,000,000 JPMorgan Chase & Co 4 .586 04/26/33 1,802,891
2,000,000 JPMorgan Chase & Co 4 .912 07/25/33 1,840,100

Bond Index Fund September 30, 2023

See Notes to Financial Statements
Portfolio of Investments
(continued)
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
BANKS—continued
$ 4,000,000 JPMorgan Chase & Co 5 .717% 09/14/33 $ 3,845,124
5,325,000 JPMorgan Chase & Co 5 .350 06/01/34 5,049,574
958,000 JPMorgan Chase & Co 5 .500 10/15/40 905,051
2,000,000 JPMorgan Chase & Co 3 .109 04/22/41 1,389,987
4,500,000 JPMorgan Chase & Co 2 .525 11/19/41 2,826,496
2,500,000 JPMorgan Chase & Co 3 .157 04/22/42 1,717,753
1,000,000 JPMorgan Chase & Co 5 .625 08/16/43 940,432
1,800,000 JPMorgan Chase & Co 4 .950 06/01/45 1,538,836
2,050,000 JPMorgan Chase & Co 4 .260 02/22/48 1,594,849
1,000,000 JPMorgan Chase & Co 4 .032 07/24/48 749,361
4,500,000 JPMorgan Chase & Co 3 .964 11/15/48 3,283,314
1,750,000 JPMorgan Chase & Co 3 .897 01/23/49 1,269,296
2,000,000 JPMorgan Chase & Co 3 .109 04/22/51 1,241,760
1,500,000 JPMorgan Chase & Co 3 .328 04/22/52 974,814
750,000 (a),(c) JPMorgan Chase & Co CME Term SOFR 3 Month +
3.562%
8 .934 N/A(d) 752,544
750,000 KeyBank NA 3 .300 06/01/25 703,043
300,000 KeyBank NA 3 .400 05/20/26 268,824
1,000,000 KeyBank NA 5 .850 11/15/27 951,002
1,000,000 KeyBank NA 4 .390 12/14/27 900,726
250,000 KeyBank NA 3 .900 04/13/29 202,652
1,500,000 KeyBank NA 4 .900 08/08/32 1,207,406
625,000 KeyBank NA 5 .000 01/26/33 526,103
200,000 KeyCorp 4 .150 10/29/25 189,459
500,000 KeyCorp 4 .100 04/30/28 442,981
1,000,000 KeyCorp 2 .550 10/01/29 780,068
300,000 KeyCorp 4 .789 06/01/33 250,066
2,750,000 Lloyds Banking Group plc 4 .500 11/04/24 2,688,025
1,375,000 Lloyds Banking Group plc 4 .450 05/08/25 1,336,842
325,000 Lloyds Banking Group plc 4 .582 12/10/25 310,809
1,000,000 Lloyds Banking Group plc 2 .438 02/05/26 947,522
1,000,000 Lloyds Banking Group plc 3 .511 03/18/26 959,069
225,000 Lloyds Banking Group plc 4 .650 03/24/26 215,436
1,250,000 Lloyds Banking Group plc 4 .716 08/11/26 1,215,590
500,000 Lloyds Banking Group plc 3 .750 01/11/27 465,284
2,000,000 Lloyds Banking Group plc 1 .627 05/11/27 1,773,858
1,000,000 Lloyds Banking Group plc 5 .985 08/07/27 990,995
1,000,000 Lloyds Banking Group plc 3 .750 03/18/28 918,308
500,000 Lloyds Banking Group plc 4 .375 03/22/28 466,021
700,000 Lloyds Banking Group plc 4 .550 08/16/28 651,695
1,825,000 Lloyds Banking Group plc 3 .574 11/07/28 1,630,145
500,000 Lloyds Banking Group plc 5 .871 03/06/29 488,897
1,550,000 Lloyds Banking Group plc 4 .344 01/09/48 1,062,970
300,000 M&T Bank Corp 4 .000 07/15/24 293,749
1,500,000 M&T Bank Corp 5 .053 01/27/34 1,297,141
1,100,000 Manufacturers & Traders Trust Co 2 .900 02/06/25 1,043,909
1,000,000 Manufacturers & Traders Trust Co 5 .400 11/21/25 969,725
1,000,000 Manufacturers & Traders Trust Co 4 .700 01/27/28 923,553
2,000,000 Mitsubishi UFJ Financial Group, Inc 2 .193 02/25/25 1,896,336
1,625,000 Mitsubishi UFJ Financial Group, Inc 3 .777 03/02/25 1,575,327
2,500,000 Mitsubishi UFJ Financial Group, Inc 1 .412 07/17/25 2,306,307
750,000 Mitsubishi UFJ Financial Group, Inc 0 .962 10/11/25 709,180
207,000 Mitsubishi UFJ Financial Group, Inc 3 .850 03/01/26 197,788
225,000 Mitsubishi UFJ Financial Group, Inc 2 .757 09/13/26 206,173
650,000 Mitsubishi UFJ Financial Group, Inc 3 .677 02/22/27 610,868
2,000,000 Mitsubishi UFJ Financial Group, Inc 1 .538 07/20/27 1,771,459
700,000 Mitsubishi UFJ Financial Group, Inc 3 .287 07/25/27 642,578
750,000 Mitsubishi UFJ Financial Group, Inc 1 .640 10/13/27 661,269
1,000,000 Mitsubishi UFJ Financial Group, Inc 2 .341 01/19/28 889,562
1,000,000 Mitsubishi UFJ Financial Group, Inc 3 .961 03/02/28 938,142
1,000,000 Mitsubishi UFJ Financial Group, Inc 4 .080 04/19/28 939,074
1,000,000 Mitsubishi UFJ Financial Group, Inc 5 .017 07/20/28 967,526

See Notes to Financial Statements
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
BANKS—continued
$ 300,000 Mitsubishi UFJ Financial Group, Inc 4 .050% 09/11/28 $ 278,951
1,000,000 Mitsubishi UFJ Financial Group, Inc 5 .354 09/13/28 978,281
2,500,000 Mitsubishi UFJ Financial Group, Inc 5 .422 02/22/29 2,446,833
1,250,000 Mitsubishi UFJ Financial Group, Inc 3 .741 03/07/29 1,136,461
1,000,000 Mitsubishi UFJ Financial Group, Inc 5 .242 04/19/29 972,001
1,000,000 Mitsubishi UFJ Financial Group, Inc 3 .195 07/18/29 868,592
1,500,000 Mitsubishi UFJ Financial Group, Inc 2 .559 02/25/30 1,228,006
1,250,000 Mitsubishi UFJ Financial Group, Inc 2 .048 07/17/30 973,845
2,500,000 Mitsubishi UFJ Financial Group, Inc 5 .475 02/22/31 2,422,217
1,700,000 Mitsubishi UFJ Financial Group, Inc 2 .309 07/20/32 1,302,622
500,000 Mitsubishi UFJ Financial Group, Inc 2 .494 10/13/32 384,820
1,000,000 Mitsubishi UFJ Financial Group, Inc 2 .852 01/19/33 785,968
1,000,000 (a) Mitsubishi UFJ Financial Group, Inc 4 .315 04/19/33 890,151
1,000,000 Mitsubishi UFJ Financial Group, Inc 5 .133 07/20/33 936,189
1,000,000 Mitsubishi UFJ Financial Group, Inc 5 .472 09/13/33 958,632
2,500,000 Mitsubishi UFJ Financial Group, Inc 5 .441 02/22/34 2,384,337
1,000,000 (a) Mitsubishi UFJ Financial Group, Inc 5 .406 04/19/34 948,648
300,000 (a) Mitsubishi UFJ Financial Group, Inc 4 .286 07/26/38 252,950
500,000 Mitsubishi UFJ Financial Group, Inc 4 .153 03/07/39 411,685
1,425,000 Mitsubishi UFJ Financial Group, Inc 3 .751 07/18/39 1,112,891
500,000 Mizuho Financial Group, Inc 2 .555 09/13/25 482,618
500,000 Mizuho Financial Group, Inc 2 .226 05/25/26 467,316
200,000 Mizuho Financial Group, Inc 3 .663 02/28/27 186,567
1,000,000 Mizuho Financial Group, Inc 1 .234 05/22/27 882,477
1,000,000 Mizuho Financial Group, Inc 1 .554 07/09/27 884,212
725,000 Mizuho Financial Group, Inc 4 .018 03/05/28 673,395
1,000,000 Mizuho Financial Group, Inc 5 .667 05/27/29 983,255
1,500,000 Mizuho Financial Group, Inc 5 .778 07/06/29 1,479,168
625,000 Mizuho Financial Group, Inc 4 .254 09/11/29 574,231
1,000,000 Mizuho Financial Group, Inc 3 .261 05/22/30 860,540
1,000,000 Mizuho Financial Group, Inc 3 .153 07/16/30 852,971
500,000 Mizuho Financial Group, Inc 2 .869 09/13/30 416,665
500,000 Mizuho Financial Group, Inc 2 .591 05/25/31 399,057
1,000,000 Mizuho Financial Group, Inc 5 .739 05/27/31 971,071
1,000,000 Mizuho Financial Group, Inc 2 .201 07/10/31 773,309
1,000,000 Mizuho Financial Group, Inc 1 .979 09/08/31 757,656
700,000 Mizuho Financial Group, Inc 2 .564 09/13/31 529,777
1,000,000 Mizuho Financial Group, Inc 2 .172 05/22/32 748,035
500,000 (a) Mizuho Financial Group, Inc 2 .260 07/09/32 375,682
1,000,000 Mizuho Financial Group, Inc 5 .669 09/13/33 955,828
1,000,000 Mizuho Financial Group, Inc 5 .754 05/27/34 962,133
1,500,000 Mizuho Financial Group, Inc 5 .748 07/06/34 1,431,857
1,500,000 National Australia Bank Ltd 5 .132 11/22/24 1,491,259
300,000 National Australia Bank Ltd 3 .375 01/14/26 286,421
750,000 National Australia Bank Ltd 2 .500 07/12/26 692,822
1,000,000 National Australia Bank Ltd 3 .905 06/09/27 945,510
2,000,000 National Australia Bank Ltd 4 .944 01/12/28 1,958,372
1,500,000 (a) National Australia Bank Ltd 4 .900 06/13/28 1,457,017
750,000 NatWest Group plc 4 .269 03/22/25 741,967
750,000 NatWest Group plc 4 .800 04/05/26 724,420
2,000,000 NatWest Group plc 7 .472 11/10/26 2,040,220
800,000 NatWest Group plc 1 .642 06/14/27 706,504
300,000 NatWest Group plc 3 .073 05/22/28 267,590
700,000 NatWest Group plc 5 .516 09/30/28 677,330
1,000,000 NatWest Group plc 4 .892 05/18/29 935,296
1,000,000 NatWest Group plc 5 .808 09/13/29 970,063
750,000 NatWest Group plc 3 .754 11/01/29 714,107
3,000,000 NatWest Group plc 5 .076 01/27/30 2,795,636
1,500,000 NatWest Group plc 4 .445 05/08/30 1,353,883
1,500,000 NatWest Group plc 6 .016 03/02/34 1,439,586
800,000 NatWest Group plc 3 .032 11/28/35 602,095

Bond Index Fund September 30, 2023

See Notes to Financial Statements
Portfolio of Investments
(continued)
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
BANKS—continued
$ 725,000 Northern Trust Corp 4 .000% 05/10/27 $ 685,799
500,000 Northern Trust Corp 6 .125 11/02/32 493,701
600,000 PNC Bank NA 2 .950 02/23/25 574,137
500,000 PNC Bank NA 3 .875 04/10/25 482,232
550,000 PNC Bank NA 3 .250 06/01/25 525,514
903,000 PNC Bank NA 4 .050 07/26/28 816,948
475,000 PNC Bank NA 2 .700 10/22/29 386,435
500,000 PNC Financial Services Group, Inc 2 .200 11/01/24 479,815
1,500,000 PNC Financial Services Group, Inc 2 .600 07/23/26 1,384,375
3,000,000 PNC Financial Services Group, Inc 1 .150 08/13/26 2,644,852
300,000 PNC Financial Services Group, Inc 3 .150 05/19/27 273,698
1,500,000 PNC Financial Services Group, Inc 5 .354 12/02/28 1,449,877
1,575,000 PNC Financial Services Group, Inc 3 .450 04/23/29 1,382,107
2,000,000 PNC Financial Services Group, Inc 5 .582 06/12/29 1,940,227
2,000,000 PNC Financial Services Group, Inc 2 .550 01/22/30 1,622,982
750,000 PNC Financial Services Group, Inc 4 .626 06/06/33 647,000
1,000,000 PNC Financial Services Group, Inc 6 .037 10/28/33 970,472
900,000 PNC Financial Services Group, Inc 5 .068 01/24/34 816,164
4,000,000 PNC Financial Services Group, Inc 5 .939 08/18/34 3,843,286
825,000 PNC Financial Services Group, Inc 6 .200 N/A(d) 758,179
300,000 Regions Bank 6 .450 06/26/37 279,205
225,000 Regions Financial Corp 2 .250 05/18/25 209,891
1,000,000 Regions Financial Corp 1 .800 08/12/28 811,461
750,000 Royal Bank of Canada 2 .250 11/01/24 720,971
1,000,000 Royal Bank of Canada 3 .375 04/14/25 964,789
2,000,000 Royal Bank of Canada 1 .150 06/10/25 1,849,469
1,000,000 Royal Bank of Canada 0 .875 01/20/26 896,755
1,000,000 Royal Bank of Canada 4 .650 01/27/26 972,990
2,000,000 Royal Bank of Canada 1 .200 04/27/26 1,783,718
2,000,000 Royal Bank of Canada 1 .150 07/14/26 1,767,271
1,500,000 Royal Bank of Canada 1 .400 11/02/26 1,318,899
1,000,000 Royal Bank of Canada 3 .625 05/04/27 932,864
1,000,000 Royal Bank of Canada 4 .240 08/03/27 950,214
1,600,000 Royal Bank of Canada 2 .300 11/03/31 1,241,032
500,000 Royal Bank of Canada 3 .875 05/04/32 435,828
375,000 Santander Holdings USA, Inc 3 .500 06/07/24 367,160
1,000,000 Santander Holdings USA, Inc 3 .450 06/02/25 951,099
775,000 Santander Holdings USA, Inc 4 .500 07/17/25 751,463
1,850,000 Santander Holdings USA, Inc 3 .244 10/05/26 1,675,854
650,000 Santander Holdings USA, Inc 4 .400 07/13/27 603,170
2,000,000 Santander Holdings USA, Inc 2 .490 01/06/28 1,736,554
1,000,000 Santander Holdings USA, Inc 6 .499 03/09/29 975,261
1,000,000 Santander Holdings USA, Inc 6 .565 06/12/29 975,488
1,000,000 Santander UK Group Holdings plc 1 .532 08/21/26 906,452
1,000,000 Santander UK Group Holdings plc 6 .833 11/21/26 1,005,601
1,000,000 Santander UK Group Holdings plc 1 .673 06/14/27 874,698
2,000,000 Santander UK Group Holdings plc 2 .469 01/11/28 1,740,614
500,000 Santander UK Group Holdings plc 3 .823 11/03/28 446,365
750,000 Santander UK Group Holdings plc 2 .896 03/15/32 578,719
1,500,000 State Street Corp 5 .272 08/03/26 1,485,909
525,000 State Street Corp 5 .820 11/04/28 525,701
1,000,000 State Street Corp 4 .821 01/26/34 911,793
250,000 Sumitomo Mitsui Banking Corp 3 .650 07/23/25 240,060
1,000,000 Sumitomo Mitsui Financial Group, Inc 2 .448 09/27/24 965,778
1,000,000 Sumitomo Mitsui Financial Group, Inc 0 .948 01/12/26 895,525
1,300,000 Sumitomo Mitsui Financial Group, Inc 3 .784 03/09/26 1,237,707
1,000,000 Sumitomo Mitsui Financial Group, Inc 1 .402 09/17/26 879,426
700,000 Sumitomo Mitsui Financial Group, Inc 3 .010 10/19/26 644,486
725,000 Sumitomo Mitsui Financial Group, Inc 3 .446 01/11/27 672,637
1,000,000 Sumitomo Mitsui Financial Group, Inc 2 .174 01/14/27 889,431
775,000 Sumitomo Mitsui Financial Group, Inc 3 .364 07/12/27 710,183

See Notes to Financial Statements
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
BANKS—continued
$ 500,000 Sumitomo Mitsui Financial Group, Inc 3 .352% 10/18/27 $ 454,724
2,000,000 Sumitomo Mitsui Financial Group, Inc 5 .520 01/13/28 1,972,689
675,000 Sumitomo Mitsui Financial Group, Inc 3 .544 01/17/28 613,910
2,000,000 Sumitomo Mitsui Financial Group, Inc 5 .800 07/13/28 1,986,109
750,000 (a) Sumitomo Mitsui Financial Group, Inc 3 .944 07/19/28 689,523
1,000,000 Sumitomo Mitsui Financial Group, Inc 5 .716 09/14/28 986,938
1,500,000 Sumitomo Mitsui Financial Group, Inc 1 .902 09/17/28 1,237,966
500,000 Sumitomo Mitsui Financial Group, Inc 4 .306 10/16/28 465,325
1,500,000 Sumitomo Mitsui Financial Group, Inc 2 .472 01/14/29 1,263,522
1,500,000 Sumitomo Mitsui Financial Group, Inc 3 .040 07/16/29 1,281,367
500,000 Sumitomo Mitsui Financial Group, Inc 3 .202 09/17/29 430,181
1,000,000 Sumitomo Mitsui Financial Group, Inc 2 .724 09/27/29 835,375
2,000,000 Sumitomo Mitsui Financial Group, Inc 5 .710 01/13/30 1,956,837
1,500,000 Sumitomo Mitsui Financial Group, Inc 2 .750 01/15/30 1,239,509
1,500,000 Sumitomo Mitsui Financial Group, Inc 2 .130 07/08/30 1,173,895
2,000,000 Sumitomo Mitsui Financial Group, Inc 5 .852 07/13/30 1,973,472
1,000,000 Sumitomo Mitsui Financial Group, Inc 2 .142 09/23/30 772,075
1,000,000 Sumitomo Mitsui Financial Group, Inc 1 .710 01/12/31 745,534
1,500,000 Sumitomo Mitsui Financial Group, Inc 2 .222 09/17/31 1,137,995
1,000,000 Sumitomo Mitsui Financial Group, Inc 5 .766 01/13/33 977,315
2,000,000 Sumitomo Mitsui Financial Group, Inc 5 .776 07/13/33 1,954,905
1,000,000 Sumitomo Mitsui Financial Group, Inc 5 .808 09/14/33 971,605
1,500,000 Sumitomo Mitsui Financial Group, Inc 2 .296 01/12/41 917,907
1,000,000 Sumitomo Mitsui Financial Group, Inc 2 .930 09/17/41 652,108
1,500,000 (a) Sumitomo Mitsui Financial Group, Inc 3 .050 01/14/42 1,031,434
500,000 Sumitomo Mitsui Financial Group, Inc 6 .184 07/13/43 477,768
1,000,000 Synchrony Bank 5 .625 08/23/27 933,296
1,000,000 Synovus Bank 5 .625 02/15/28 906,072
1,000,000 Synovus Financial Corp 5 .200 08/11/25 965,566
1,525,000 Toronto-Dominion Bank 3 .250 03/11/24 1,507,308
1,000,000 Toronto-Dominion Bank 1 .150 06/12/25 925,777
1,000,000 Toronto-Dominion Bank 0 .750 09/11/25 910,115
2,000,000 Toronto-Dominion Bank 0 .750 01/06/26 1,784,491
2,000,000 Toronto-Dominion Bank 1 .200 06/03/26 1,773,461
1,500,000 Toronto-Dominion Bank 1 .250 09/10/26 1,320,962
1,500,000 Toronto-Dominion Bank 2 .000 09/10/31 1,141,488
1,000,000 Toronto-Dominion Bank 3 .625 09/15/31 925,213
750,000 Truist Bank 2 .150 12/06/24 715,436
1,000,000 Truist Bank 1 .500 03/10/25 932,016
500,000 Truist Bank 3 .625 09/16/25 472,304
200,000 Truist Bank 4 .050 11/03/25 192,260
375,000 Truist Bank 3 .300 05/15/26 345,774
500,000 Truist Bank 3 .800 10/30/26 459,478
750,000 Truist Bank 2 .636 09/17/29 696,290
475,000 Truist Bank 2 .250 03/11/30 363,595
1,000,000 Truist Financial Corp 2 .500 08/01/24 969,423
825,000 Truist Financial Corp 2 .850 10/26/24 796,276
900,000 Truist Financial Corp 4 .000 05/01/25 868,912
975,000 Truist Financial Corp 3 .700 06/05/25 935,888
750,000 Truist Financial Corp 1 .200 08/05/25 687,907
1,000,000 Truist Financial Corp 4 .260 07/28/26 962,707
1,300,000 Truist Financial Corp 1 .267 03/02/27 1,151,854
1,000,000 Truist Financial Corp 1 .125 08/03/27 835,129
750,000 Truist Financial Corp 4 .123 06/06/28 696,041
1,000,000 Truist Financial Corp 4 .873 01/26/29 938,710
500,000 Truist Financial Corp 3 .875 03/19/29 438,797
2,000,000 Truist Financial Corp 1 .887 06/07/29 1,642,399
1,000,000 Truist Financial Corp 4 .916 07/28/33 848,317
1,000,000 Truist Financial Corp 6 .123 10/28/33 961,558
100,000 Truist Financial Corp 5 .122 01/26/34 89,395
3,000,000 Truist Financial Corp 5 .867 06/08/34 2,823,668

Bond Index Fund September 30, 2023

See Notes to Financial Statements
Portfolio of Investments
(continued)
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
BANKS—continued
$ 2,000,000 UBS AG. 5 .650% 09/11/28 $ 1,966,695
1,750,000 UBS Group AG. 4 .875 05/15/45 1,436,449
2,225,000 US Bancorp 3 .600 09/11/24 2,173,296
125,000 US Bancorp 3 .950 11/17/25 120,285
750,000 US Bancorp 3 .100 04/27/26 696,944
700,000 US Bancorp 2 .375 07/22/26 638,939
2,000,000 US Bancorp 5 .727 10/21/26 1,983,363
1,175,000 US Bancorp 3 .150 04/27/27 1,073,568
750,000 US Bancorp 3 .900 04/26/28 690,655
2,000,000 (a) US Bancorp 4 .653 02/01/29 1,871,687
2,000,000 US Bancorp 5 .775 06/12/29 1,946,760
600,000 US Bancorp 3 .000 07/30/29 502,666
2,500,000 US Bancorp 1 .375 07/22/30 1,822,792
1,000,000 US Bancorp 4 .967 07/22/33 870,379
3,000,000 US Bancorp 5 .850 10/21/33 2,839,865
2,000,000 US Bancorp 5 .836 06/12/34 1,886,300
1,000,000 US Bancorp 2 .491 11/03/36 704,495
750,000 US Bank NA 2 .800 01/27/25 718,857
125,000 Wachovia Corp 5 .500 08/01/35 115,086
200,000 Webster Financial Corp 4 .100 03/25/29 171,598
4,100,000 Wells Fargo & Co 3 .000 02/19/25 3,938,934
1,125,000 Wells Fargo & Co 3 .550 09/29/25 1,075,308
2,000,000 Wells Fargo & Co 2 .406 10/30/25 1,916,611
1,500,000 Wells Fargo & Co 2 .164 02/11/26 1,415,965
3,350,000 Wells Fargo & Co 3 .000 04/22/26 3,120,499
2,000,000 Wells Fargo & Co 3 .908 04/25/26 1,927,105
1,000,000 Wells Fargo & Co 2 .188 04/30/26 938,933
1,250,000 Wells Fargo & Co 4 .100 06/03/26 1,187,285
1,700,000 Wells Fargo & Co 4 .540 08/15/26 1,651,139
2,575,000 Wells Fargo & Co 3 .000 10/23/26 2,364,862
1,500,000 Wells Fargo & Co 3 .196 06/17/27 1,392,930
1,200,000 Wells Fargo & Co 4 .300 07/22/27 1,130,807
1,300,000 Wells Fargo & Co 3 .526 03/24/28 1,193,886
2,125,000 Wells Fargo & Co 3 .584 05/22/28 1,945,422
5,000,000 Wells Fargo & Co 2 .393 06/02/28 4,384,846
1,000,000 Wells Fargo & Co 4 .808 07/25/28 954,272
6,175,000 Wells Fargo & Co 4 .150 01/24/29 5,669,870
5,000,000 Wells Fargo & Co 5 .574 07/25/29 4,877,958
4,950,000 Wells Fargo & Co 2 .879 10/30/30 4,120,655
3,000,000 Wells Fargo & Co 2 .572 02/11/31 2,424,948
5,000,000 Wells Fargo & Co 4 .478 04/04/31 4,536,237
6,000,000 Wells Fargo & Co 3 .350 03/02/33 4,850,061
3,500,000 Wells Fargo & Co 4 .897 07/25/33 3,167,501
3,000,000 Wells Fargo & Co 5 .389 04/24/34 2,804,722
5,000,000 Wells Fargo & Co 5 .557 07/25/34 4,734,417
7,025,000 Wells Fargo & Co 3 .068 04/30/41 4,719,773
1,050,000 Wells Fargo & Co 5 .375 11/02/43 910,345
1,468,000 Wells Fargo & Co 5 .606 01/15/44 1,301,764
475,000 Wells Fargo & Co 4 .650 11/04/44 369,343
1,500,000 Wells Fargo & Co 3 .900 05/01/45 1,091,043
950,000 Wells Fargo & Co 4 .900 11/17/45 761,995
3,250,000 Wells Fargo & Co 4 .400 06/14/46 2,405,193
1,975,000 Wells Fargo & Co 4 .750 12/07/46 1,541,476
1,500,000 Wells Fargo & Co 5 .013 04/04/51 1,260,349
2,000,000 Wells Fargo & Co 4 .611 04/25/53 1,565,872
2,900,000 Wells Fargo Bank NA 5 .450 08/07/26 2,880,586
250,000 Wells Fargo Bank NA 6 .600 01/15/38 253,382
2,000,000 Westpac Banking Corp 2 .350 02/19/25 1,914,769
1,000,000 Westpac Banking Corp 2 .850 05/13/26 938,033
2,000,000 Westpac Banking Corp 1 .150 06/03/26 1,789,308
675,000 Westpac Banking Corp 2 .700 08/19/26 625,779

See Notes to Financial Statements
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
BANKS—continued
$ 850,000 Westpac Banking Corp 3 .350% 03/08/27 $ 793,362
1,500,000 Westpac Banking Corp 4 .043 08/26/27 1,437,278
2,000,000 Westpac Banking Corp 5 .457 11/18/27 2,001,529
725,000 Westpac Banking Corp 3 .400 01/25/28 672,094
2,000,000 Westpac Banking Corp 1 .953 11/20/28 1,692,337
1,000,000 Westpac Banking Corp 2 .894 02/04/30 942,667
1,500,000 Westpac Banking Corp 2 .150 06/03/31 1,191,808
950,000 Westpac Banking Corp 4 .322 11/23/31 879,929
1,000,000 Westpac Banking Corp 5 .405 08/10/33 910,185
600,000 Westpac Banking Corp 4 .110 07/24/34 518,163
2,350,000 Westpac Banking Corp 2 .668 11/15/35 1,760,573
500,000 Westpac Banking Corp 3 .020 11/18/36 369,934
900,000 Westpac Banking Corp 4 .421 07/24/39 685,171
225,000 Westpac Banking Corp 2 .963 11/16/40 136,841
400,000 Zions Bancorp NA 3 .250 10/29/29 310,471
TOTAL BANKS 914,086,181
CAPITAL GOODS - 1 .2%
1,000,000 3M Co 2 .000 02/14/25 948,083
1,200,000 (a) 3M Co 3 .000 08/07/25 1,142,864
675,000 (a) 3M Co 2 .875 10/15/27 610,011
925,000 3M Co 3 .625 09/14/28 846,592
500,000 3M Co 3 .375 03/01/29 446,520
200,000 (a) 3M Co 3 .125 09/19/46 127,194
300,000 3M Co 3 .625 10/15/47 207,261
1,150,000 (a) 3M Co 4 .000 09/14/48 862,568
875,000 (a) 3M Co 3 .250 08/26/49 554,389
820,000 3M Co 3 .700 04/15/50 584,587
1,000,000 Acuity Brands Lighting, Inc 2 .150 12/15/30 779,621
1,000,000 AerCap Ireland Capital DAC 3 .150 02/15/24 988,590
2,000,000 AerCap Ireland Capital DAC 1 .650 10/29/24 1,902,482
1,000,000 AerCap Ireland Capital DAC 6 .500 07/15/25 1,001,153
2,000,000 Air Lease Corp 0 .700 02/15/24 1,959,791
750,000 Air Lease Corp 2 .300 02/01/25 710,434
750,000 Air Lease Corp 3 .375 07/01/25 712,496
1,000,000 Air Lease Corp 2 .875 01/15/26 931,070
1,000,000 Air Lease Corp 3 .750 06/01/26 942,575
1,500,000 Air Lease Corp 1 .875 08/15/26 1,332,676
1,000,000 Air Lease Corp 2 .200 01/15/27 885,541
500,000 Air Lease Corp 3 .625 04/01/27 452,397
200,000 Air Lease Corp 3 .625 12/01/27 180,959
1,000,000 Air Lease Corp 5 .850 12/15/27 986,461
300,000 Air Lease Corp 4 .625 10/01/28 277,956
500,000 Air Lease Corp 3 .250 10/01/29 425,382
750,000 Air Lease Corp 3 .000 02/01/30 616,870
500,000 Air Lease Corp 3 .125 12/01/30 407,132
1,000,000 Aircastle Ltd 4 .125 05/01/24 985,685
500,000 Aircastle Ltd 4 .250 06/15/26 473,035
500,000 Allegion plc 3 .500 10/01/29 438,207
200,000 Allegion US Holding Co, Inc 3 .200 10/01/24 193,845
200,000 Allegion US Holding Co, Inc 3 .550 10/01/27 182,570
500,000 Allegion US Holding Co, Inc 5 .411 07/01/32 470,255
950,000 Applied Materials, Inc 1 .750 06/01/30 759,847
5,700,000 Boeing Co 4 .875 05/01/25 5,602,063
400,000 Boeing Co 2 .600 10/30/25 373,767
2,000,000 Boeing Co 2 .750 02/01/26 1,868,071
3,000,000 Boeing Co 2 .196 02/04/26 2,754,551
300,000 Boeing Co 3 .100 05/01/26 280,114
200,000 Boeing Co 2 .250 06/15/26 181,978
500,000 Boeing Co 2 .700 02/01/27 452,742
250,000 Boeing Co 2 .800 03/01/27 226,279

Bond Index Fund September 30, 2023

See Notes to Financial Statements
Portfolio of Investments
(continued)
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
CAPITAL GOODS—continued
$ 1,900,000 Boeing Co 5 .040% 05/01/27 $ 1,855,086
500,000 Boeing Co 3 .250 03/01/28 449,319
125,000 Boeing Co 3 .450 11/01/28 112,718
600,000 Boeing Co 3 .200 03/01/29 526,923
750,000 Boeing Co 2 .950 02/01/30 630,982
1,600,000 Boeing Co 5 .150 05/01/30 1,528,798
1,000,000 Boeing Co 3 .625 02/01/31 863,791
300,000 Boeing Co 3 .600 05/01/34 242,622
425,000 Boeing Co 3 .250 02/01/35 326,740
500,000 Boeing Co 3 .550 03/01/38 366,546
600,000 Boeing Co 3 .500 03/01/39 428,177
350,000 Boeing Co 5 .875 02/15/40 330,735
3,500,000 Boeing Co 5 .705 05/01/40 3,229,109
300,000 Boeing Co 3 .375 06/15/46 191,162
250,000 Boeing Co 3 .650 03/01/47 164,495
100,000 Boeing Co 3 .625 03/01/48 64,896
100,000 Boeing Co 3 .850 11/01/48 68,293
5,000,000 Boeing Co 5 .805 05/01/50 4,527,586
125,000 Boeing Co 3 .825 03/01/59 79,847
750,000 Boeing Co 3 .950 08/01/59 497,679
4,500,000 Boeing Co 5 .930 05/01/60 4,040,631
200,000 Carlisle Cos, Inc 3 .500 12/01/24 194,124
1,000,000 Carlisle Cos, Inc 2 .750 03/01/30 827,286
1,000,000 Carlisle Cos, Inc 2 .200 03/01/32 757,503
1,444,000 Carrier Global Corp 2 .493 02/15/27 1,300,419
1,100,000 Carrier Global Corp 2 .722 02/15/30 916,714
150,000 Carrier Global Corp 2 .700 02/15/31 121,591
2,000,000 Carrier Global Corp 3 .377 04/05/40 1,430,497
900,000 Carrier Global Corp 3 .577 04/05/50 607,350
1,000,000 Caterpillar Financial Services Corp 4 .900 01/17/25 992,964
1,000,000 Caterpillar Financial Services Corp 3 .400 05/13/25 966,868
1,000,000 Caterpillar Financial Services Corp 1 .450 05/15/25 937,080
1,000,000 Caterpillar Financial Services Corp 0 .800 11/13/25 907,991
3,000,000 Caterpillar Financial Services Corp 0 .900 03/02/26 2,702,169
500,000 Caterpillar Financial Services Corp 2 .400 08/09/26 462,895
2,000,000 Caterpillar Financial Services Corp 1 .150 09/14/26 1,779,478
1,000,000 Caterpillar Financial Services Corp 3 .600 08/12/27 943,460
500,000 (a) Caterpillar, Inc 2 .600 09/19/29 436,954
1,000,000 (a) Caterpillar, Inc 1 .900 03/12/31 812,310
225,000 Caterpillar, Inc 5 .200 05/27/41 216,830
2,363,000 Caterpillar, Inc 3 .803 08/15/42 1,891,204
300,000 Caterpillar, Inc 4 .300 05/15/44 254,433
750,000 Caterpillar, Inc 3 .250 09/19/49 525,751
750,000 Caterpillar, Inc 3 .250 04/09/50 526,680
1,000,000 CNH Industrial Capital LLC 1 .875 01/15/26 916,718
1,000,000 CNH Industrial Capital LLC 1 .450 07/15/26 890,951
1,000,000 CNH Industrial Capital LLC 4 .550 04/10/28 950,088
500,000 CNH Industrial NV 3 .850 11/15/27 465,362
500,000 Cummins, Inc 0 .750 09/01/25 456,918
1,000,000 Cummins, Inc 1 .500 09/01/30 780,929
200,000 Cummins, Inc 4 .875 10/01/43 175,790
750,000 Cummins, Inc 2 .600 09/01/50 433,134
218,000 Deere & Co 5 .375 10/16/29 221,227
500,000 Deere & Co 2 .875 09/07/49 332,210
825,000 Dover Corp 3 .150 11/15/25 782,195
100,000 Dover Corp 2 .950 11/04/29 85,901
100,000 Dover Corp 5 .375 03/01/41 92,356
200,000 Eaton Corp 3 .103 09/15/27 184,652
1,000,000 Eaton Corp 4 .350 05/18/28 962,197
150,000 Eaton Corp 4 .000 11/02/32 134,775
1,250,000 Eaton Corp 4 .150 03/15/33 1,129,939

See Notes to Financial Statements
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
CAPITAL GOODS—continued
$ 925,000 Eaton Corp 4 .150% 11/02/42 $ 752,325
200,000 Eaton Corp 3 .915 09/15/47 152,544
1,250,000 Eaton Corp 4 .700 08/23/52 1,077,914
200,000 Emerson Electric Co 3 .150 06/01/25 192,442
1,000,000 Emerson Electric Co 0 .875 10/15/26 878,300
500,000 Emerson Electric Co 1 .800 10/15/27 437,373
500,000 Emerson Electric Co 2 .000 12/21/28 426,885
750,000 Emerson Electric Co 1 .950 10/15/30 598,125
500,000 Emerson Electric Co 2 .200 12/21/31 397,962
200,000 Emerson Electric Co 5 .250 11/15/39 188,372
500,000 Emerson Electric Co 2 .750 10/15/50 296,165
500,000 Emerson Electric Co 2 .800 12/21/51 303,145
500,000 Flowserve Corp 3 .500 10/01/30 416,864
1,000,000 Flowserve Corp 2 .800 01/15/32 765,145
875,000 Fortive Corp 3 .150 06/15/26 818,013
250,000 Fortive Corp 4 .300 06/15/46 187,873
200,000 Fortune Brands Innovations, Inc 4 .000 06/15/25 192,852
500,000 Fortune Brands Innovations, Inc 4 .000 03/25/32 426,238
1,000,000 Fortune Brands Innovations, Inc 5 .875 06/01/33 963,089
500,000 Fortune Brands Innovations, Inc 4 .500 03/25/52 368,302
500,000 GATX Corp 3 .250 09/15/26 463,640
200,000 GATX Corp 3 .500 03/15/28 179,571
200,000 GATX Corp 4 .550 11/07/28 186,924
425,000 GATX Corp 4 .700 04/01/29 396,538
500,000 GATX Corp 4 .000 06/30/30 439,617
1,000,000 GATX Corp 1 .900 06/01/31 737,654
500,000 GATX Corp 4 .900 03/15/33 453,611
750,000 GATX Corp 5 .450 09/15/33 703,839
225,000 GATX Corp 5 .200 03/15/44 185,505
3,000,000 General Dynamics Corp 1 .150 06/01/26 2,689,943
900,000 General Dynamics Corp 2 .250 06/01/31 726,856
1,000,000 General Dynamics Corp 2 .850 06/01/41 686,778
225,000 General Dynamics Corp 3 .600 11/15/42 168,709
1,950,000 General Dynamics Corp 4 .250 04/01/50 1,602,159
750,000 HEICO Corp 5 .250 08/01/28 731,658
750,000 HEICO Corp 5 .350 08/01/33 710,330
2,300,000 Honeywell International, Inc 1 .350 06/01/25 2,152,624
1,700,000 Honeywell International, Inc 2 .500 11/01/26 1,572,904
2,000,000 Honeywell International, Inc 1 .100 03/01/27 1,753,806
750,000 (a) Honeywell International, Inc 4 .950 02/15/28 747,017
950,000 Honeywell International, Inc 1 .950 06/01/30 768,392
2,000,000 Honeywell International, Inc 4 .500 01/15/34 1,857,109
782,000 Honeywell International, Inc 3 .812 11/21/47 593,746
575,000 Honeywell International, Inc 2 .800 06/01/50 380,737
200,000 Hubbell, Inc 3 .350 03/01/26 189,360
500,000 Hubbell, Inc 3 .150 08/15/27 459,520
200,000 Hubbell, Inc 3 .500 02/15/28 185,319
1,000,000 Hubbell, Inc 2 .300 03/15/31 792,950
500,000 Huntington Ingalls Industries, Inc 3 .844 05/01/25 482,933
500,000 Huntington Ingalls Industries, Inc 4 .200 05/01/30 452,188
500,000 IDEX Corp 3 .000 05/01/30 423,416
1,000,000 IDEX Corp 2 .625 06/15/31 801,658
1,000,000 Illinois Tool Works, Inc 2 .650 11/15/26 929,502
200,000 Illinois Tool Works, Inc 4 .875 09/15/41 186,177
1,000,000 Illinois Tool Works, Inc 3 .900 09/01/42 810,476
150,000 Ingersoll Rand, Inc 5 .400 08/14/28 147,474
125,000 Ingersoll Rand, Inc 5 .700 08/14/33 120,639
3,000,000 John Deere Capital Corp 0 .450 06/07/24 2,900,715
850,000 John Deere Capital Corp 2 .650 06/24/24 831,712
500,000 John Deere Capital Corp 2 .050 01/09/25 478,741
125,000 John Deere Capital Corp 3 .400 09/11/25 120,384

Bond Index Fund September 30, 2023

See Notes to Financial Statements
Portfolio of Investments
(continued)
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
CAPITAL GOODS—continued
$ 1,000,000 John Deere Capital Corp 0 .700% 01/15/26 $ 901,396
500,000 John Deere Capital Corp 2 .250 09/14/26 461,910
1,000,000 John Deere Capital Corp 1 .300 10/13/26 892,047
1,500,000 John Deere Capital Corp 1 .700 01/11/27 1,337,576
250,000 John Deere Capital Corp 1 .750 03/09/27 222,394
200,000 John Deere Capital Corp 2 .800 09/08/27 183,132
1,000,000 John Deere Capital Corp 4 .150 09/15/27 963,673
200,000 John Deere Capital Corp 3 .050 01/06/28 185,096
1,000,000 John Deere Capital Corp 4 .750 01/20/28 981,851
1,000,000 John Deere Capital Corp 4 .900 03/03/28 985,737
2,000,000 John Deere Capital Corp 1 .500 03/06/28 1,706,559
575,000 John Deere Capital Corp 4 .950 07/14/28 567,059
1,500,000 John Deere Capital Corp 3 .350 04/18/29 1,366,943
500,000 John Deere Capital Corp 2 .800 07/18/29 440,390
1,000,000 John Deere Capital Corp 4 .850 10/11/29 981,382
500,000 John Deere Capital Corp 2 .450 01/09/30 424,831
1,500,000 John Deere Capital Corp 4 .700 06/10/30 1,442,452
1,000,000 John Deere Capital Corp 1 .450 01/15/31 770,263
2,000,000 John Deere Capital Corp 2 .000 06/17/31 1,581,416
450,000 John Deere Capital Corp 3 .900 06/07/32 405,401
1,000,000 John Deere Capital Corp 4 .350 09/15/32 929,969
2,000,000 John Deere Capital Corp 5 .150 09/08/33 1,955,805
474,000 Johnson Controls International plc 3 .900 02/14/26 454,135
1,000,000 Johnson Controls International plc 1 .750 09/15/30 778,039
1,000,000 Johnson Controls International plc 2 .000 09/16/31 765,544
500,000 Johnson Controls International plc 4 .900 12/01/32 477,798
207,000 Johnson Controls International plc 6 .000 01/15/36 204,814
325,000 Johnson Controls International plc 4 .625 07/02/44 264,000
21,000 Johnson Controls International plc 5 .125 09/14/45 18,226
300,000 Johnson Controls International plc 4 .500 02/15/47 239,584
280,000 Johnson Controls International plc (Step Bond) 3 .625 07/02/24 275,139
72,000 Johnson Controls International plc (Step Bond) 4 .950 07/02/64 57,602
200,000 Kennametal, Inc 4 .625 06/15/28 188,549
1,000,000 Kennametal, Inc 2 .800 03/01/31 785,367
37,000 KLA Corp 4 .650 11/01/24 36,494
300,000 KLA Corp 4 .100 03/15/29 283,916
500,000 KLA Corp 5 .000 03/15/49 438,747
52,000 L3Harris Technologies, Inc 3 .950 05/28/24 51,297
600,000 L3Harris Technologies, Inc 3 .850 12/15/26 568,188
1,275,000 L3Harris Technologies, Inc 4 .400 06/15/28 1,206,476
175,000 L3Harris Technologies, Inc 2 .900 12/15/29 149,013
1,000,000 L3Harris Technologies, Inc 1 .800 01/15/31 763,814
300,000 L3Harris Technologies, Inc 4 .854 04/27/35 272,864
600,000 L3Harris Technologies, Inc 5 .054 04/27/45 522,357
100,000 Legrand France S.A. 8 .500 02/15/25 103,777
100,000 Lennox International, Inc 1 .350 08/01/25 92,102
100,000 Lennox International, Inc 1 .700 08/01/27 86,338
1,000,000 Lennox International, Inc 5 .500 09/15/28 981,432
1,100,000 Lockheed Martin Corp 3 .550 01/15/26 1,058,603
750,000 Lockheed Martin Corp 5 .100 11/15/27 745,651
1,000,000 Lockheed Martin Corp 4 .450 05/15/28 967,816
150,000 Lockheed Martin Corp 1 .850 06/15/30 120,981
625,000 Lockheed Martin Corp 3 .900 06/15/32 560,523
550,000 Lockheed Martin Corp 5 .250 01/15/33 543,275
1,000,000 Lockheed Martin Corp 4 .750 02/15/34 946,673
300,000 Lockheed Martin Corp 3 .600 03/01/35 253,495
500,000 Lockheed Martin Corp 4 .500 05/15/36 455,682
1,833,000 Lockheed Martin Corp 4 .070 12/15/42 1,500,659
275,000 Lockheed Martin Corp 3 .800 03/01/45 210,777
200,000 Lockheed Martin Corp 4 .700 05/15/46 175,672
1,150,000 Lockheed Martin Corp 2 .800 06/15/50 716,933

See Notes to Financial Statements
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
CAPITAL GOODS—continued
$ 1,894,000 Lockheed Martin Corp 4 .090% 09/15/52 $ 1,488,173
1,000,000 Lockheed Martin Corp 4 .150 06/15/53 788,679
750,000 Lockheed Martin Corp 5 .700 11/15/54 748,126
1,000,000 Lockheed Martin Corp 5 .200 02/15/55 928,407
1,000,000 Lockheed Martin Corp 4 .300 06/15/62 782,593
750,000 Lockheed Martin Corp 5 .900 11/15/63 763,898
200,000 Masco Corp 3 .500 11/15/27 182,886
200,000 Masco Corp 1 .500 02/15/28 167,697
500,000 Masco Corp 2 .000 10/01/30 382,778
550,000 Masco Corp 2 .000 02/15/31 421,485
700,000 (a) Masco Corp 4 .500 05/15/47 522,345
1,000,000 Masco Corp 3 .125 02/15/51 580,723
1,000,000 Nordson Corp 5 .600 09/15/28 990,399
500,000 Nordson Corp 5 .800 09/15/33 488,398
300,000 Northrop Grumman Corp 3 .200 02/01/27 280,131
3,275,000 Northrop Grumman Corp 3 .250 01/15/28 3,003,447
425,000 Northrop Grumman Corp 4 .400 05/01/30 397,818
1,500,000 Northrop Grumman Corp 4 .700 03/15/33 1,400,439
100,000 Northrop Grumman Corp 5 .050 11/15/40 89,981
700,000 Northrop Grumman Corp 4 .750 06/01/43 601,143
300,000 Northrop Grumman Corp 3 .850 04/15/45 223,367
1,450,000 Northrop Grumman Corp 4 .030 10/15/47 1,109,867
1,000,000 Northrop Grumman Corp 5 .250 05/01/50 922,107
1,500,000 Northrop Grumman Corp 4 .950 03/15/53 1,317,040
100,000 Oshkosh Corp 3 .100 03/01/30 85,343
1,000,000 Otis Worldwide Corp 2 .056 04/05/25 944,092
1,000,000 Otis Worldwide Corp 2 .293 04/05/27 898,078
525,000 Otis Worldwide Corp 2 .565 02/15/30 435,263
500,000 Otis Worldwide Corp 3 .112 02/15/40 357,003
450,000 Otis Worldwide Corp 3 .362 02/15/50 299,946
500,000 PACCAR Financial Corp 2 .850 04/07/25 480,072
300,000 Parker-Hannifin Corp 3 .300 11/21/24 291,790
650,000 Parker-Hannifin Corp 3 .250 03/01/27 604,824
1,500,000 Parker-Hannifin Corp 4 .250 09/15/27 1,433,073
1,825,000 Parker-Hannifin Corp 3 .250 06/14/29 1,621,139
1,500,000 Parker-Hannifin Corp 4 .500 09/15/29 1,419,780
200,000 Parker-Hannifin Corp 4 .200 11/21/34 173,699
200,000 Parker-Hannifin Corp 4 .450 11/21/44 161,974
750,000 Parker-Hannifin Corp 4 .100 03/01/47 579,076
225,000 Parker-Hannifin Corp 4 .000 06/14/49 172,065
500,000 Pentair Finance Sarl 5 .900 07/15/32 488,370
775,000 Precision Castparts Corp 3 .250 06/15/25 747,729
400,000 Precision Castparts Corp 4 .200 06/15/35 342,887
100,000 Precision Castparts Corp 3 .900 01/15/43 77,858
1,000,000 Quanta Services, Inc 2 .900 10/01/30 815,640
600,000 Quanta Services, Inc 2 .350 01/15/32 450,234
1,000,000 Quanta Services, Inc 3 .050 10/01/41 630,021
300,000 Raytheon Technologies Corp 3 .150 12/15/24 290,379
1,325,000 Raytheon Technologies Corp 3 .500 03/15/27 1,232,552
725,000 Raytheon Technologies Corp 3 .125 05/04/27 666,747
200,000 Raytheon Technologies Corp 7 .200 08/15/27 207,520
2,550,000 Raytheon Technologies Corp 4 .125 11/16/28 2,377,762
4,500,000 Raytheon Technologies Corp 2 .250 07/01/30 3,620,594
1,000,000 Raytheon Technologies Corp 1 .900 09/01/31 756,763
1,000,000 Raytheon Technologies Corp 2 .375 03/15/32 772,119
1,050,000 Raytheon Technologies Corp 5 .150 02/27/33 994,313
750,000 Raytheon Technologies Corp 4 .450 11/16/38 630,985
100,000 Raytheon Technologies Corp 4 .700 12/15/41 83,715
2,150,000 Raytheon Technologies Corp 4 .500 06/01/42 1,758,820
125,000 Raytheon Technologies Corp 4 .800 12/15/43 104,305
150,000 Raytheon Technologies Corp 4 .200 12/15/44 109,214

Bond Index Fund September 30, 2023

See Notes to Financial Statements
Portfolio of Investments
(continued)
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
CAPITAL GOODS—continued
$ 1,650,000 Raytheon Technologies Corp 4 .150% 05/15/45 $ 1,249,274
700,000 Raytheon Technologies Corp 4 .350 04/15/47 544,782
2,325,000 Raytheon Technologies Corp 4 .625 11/16/48 1,894,486
2,000,000 Raytheon Technologies Corp 3 .125 07/01/50 1,243,478
1,000,000 Raytheon Technologies Corp 2 .820 09/01/51 572,530
1,000,000 Raytheon Technologies Corp 3 .030 03/15/52 601,529
1,000,000 Raytheon Technologies Corp 5 .375 02/27/53 904,985
1,500,000 (e) Regal Rexnord Corp 6 .050 04/15/28 1,459,000
1,000,000 (e) Regal Rexnord Corp 6 .300 02/15/30 965,972
325,000 (e) Regal Rexnord Corp 6 .400 04/15/33 313,043
400,000 Rockwell Automation, Inc 3 .500 03/01/29 368,713
150,000 Rockwell Automation, Inc 1 .750 08/15/31 115,379
400,000 Rockwell Automation, Inc 4 .200 03/01/49 325,582
1,000,000 Rockwell Automation, Inc 2 .800 08/15/61 576,906
200,000 Snap-on, Inc 3 .250 03/01/27 187,040
200,000 Snap-on, Inc 4 .100 03/01/48 155,849
500,000 Snap-on, Inc 3 .100 05/01/50 325,072
500,000 Stanley Black & Decker, Inc 3 .400 03/01/26 472,816
1,000,000 Stanley Black & Decker, Inc 6 .000 03/06/28 1,007,783
300,000 Stanley Black & Decker, Inc 4 .250 11/15/28 279,594
1,000,000 Stanley Black & Decker, Inc 2 .300 03/15/30 803,018
1,000,000 (a) Stanley Black & Decker, Inc 3 .000 05/15/32 808,920
100,000 Stanley Black & Decker, Inc 5 .200 09/01/40 86,701
425,000 Stanley Black & Decker, Inc 4 .850 11/15/48 344,068
1,500,000 Stanley Black & Decker, Inc 2 .750 11/15/50 810,150
450,000 Stanley Black & Decker, Inc 4 .000 03/15/60 374,065
150,000 Textron, Inc 4 .000 03/15/26 144,094
500,000 Textron, Inc 3 .650 03/15/27 466,831
100,000 Textron, Inc 3 .375 03/01/28 90,424
750,000 Textron, Inc 3 .900 09/17/29 675,594
500,000 Textron, Inc 3 .000 06/01/30 420,733
300,000 Textron, Inc 2 .450 03/15/31 238,384
250,000 Timken Co 3 .875 09/01/24 244,836
200,000 Timken Co 4 .500 12/15/28 186,489
1,000,000 Timken Co 4 .125 04/01/32 851,954
1,000,000 Tractor Supply Co 5 .250 05/15/33 944,255
425,000 Trane Technologies Financing Ltd 5 .250 03/03/33 410,910
400,000 Trane Technologies Global Holding Co Ltd 3 .750 08/21/28 370,044
200,000 Trane Technologies Global Holding Co Ltd 5 .750 06/15/43 191,199
450,000 Trane Technologies Global Holding Co Ltd 4 .300 02/21/48 347,324
600,000 Trane Technologies Luxembourg Finance S.A. 3 .550 11/01/24 585,339
100,000 Trane Technologies Luxembourg Finance S.A. 3 .500 03/21/26 94,914
1,000,000 Trane Technologies Luxembourg Finance S.A. 3 .800 03/21/29 921,290
300,000 Trane Technologies Luxembourg Finance S.A. 4 .500 03/21/49 239,872
625,000 Trimble, Inc 4 .900 06/15/28 597,689
1,000,000 Trimble, Inc 6 .100 03/15/33 979,728
200,000 Valmont Industries, Inc 5 .000 10/01/44 160,371
200,000 Valmont Industries, Inc 5 .250 10/01/54 159,053
600,000 Westinghouse Air Brake Technologies Corp 4 .150 03/15/24 594,288
500,000 Westinghouse Air Brake Technologies Corp 3 .200 06/15/25 474,962
300,000 Westinghouse Air Brake Technologies Corp 3 .450 11/15/26 278,904
875,000 Westinghouse Air Brake Technologies Corp 4 .700 09/15/28 822,776
750,000 WW Grainger, Inc 1 .850 02/15/25 712,457
800,000 WW Grainger, Inc 4 .600 06/15/45 684,391
200,000 WW Grainger, Inc 3 .750 05/15/46 148,540
125,000 WW Grainger, Inc 4 .200 05/15/47 102,570
775,000 Xylem, Inc 3 .250 11/01/26 722,028
225,000 Xylem, Inc 1 .950 01/30/28 193,813
150,000 Xylem, Inc 2 .250 01/30/31 119,408

See Notes to Financial Statements
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
CAPITAL GOODS—continued
$ 100,000 Xylem, Inc 4 .375% 11/01/46 $ 75,121
TOTAL CAPITAL GOODS 242,892,076
COMMERCIAL & PROFESSIONAL SERVICES - 0 .3%
500,000 Air Lease Corp 5 .300 02/01/28 483,070
700,000 Automatic Data Processing, Inc 3 .375 09/15/25 674,811
400,000 Automatic Data Processing, Inc 1 .700 05/15/28 345,566
900,000 Automatic Data Processing, Inc 1 .250 09/01/30 694,688
750,000 BayCare Health System, Inc 3 .831 11/15/50 554,632
350,000 Broadridge Financial Solutions, Inc 3 .400 06/27/26 328,760
1,000,000 Broadridge Financial Solutions, Inc 2 .900 12/01/29 845,493
1,000,000 Broadridge Financial Solutions, Inc 2 .600 05/01/31 793,635
2,000,000 CDW LLC 2 .670 12/01/26 1,803,810
125,000 Equifax, Inc 2 .600 12/15/25 116,291
1,000,000 Equifax, Inc 5 .100 12/15/27 971,072
1,000,000 Equifax, Inc 5 .100 06/01/28 966,304
100,000 Equifax, Inc 3 .100 05/15/30 83,283
2,000,000 Equifax, Inc 2 .350 09/15/31 1,519,642
4,000,000 (a) European Investment Bank 4 .500 10/16/28 3,965,599
865,000 Fred Hutchinson Cancer Center 4 .966 01/01/52 759,030
5,000,000 International Bank for Reconstruction & Development 4 .625 08/01/28 4,980,920
10,992,000 International Bank for Reconstruction & Development 4 .000 07/25/30 10,488,839
1,500,000 Jacobs Engineering Group, Inc 5 .900 03/01/33 1,421,297
500,000 Leidos, Inc 3 .625 05/15/25 480,713
100,000 Leidos, Inc 4 .375 05/15/30 89,521
1,000,000 Leidos, Inc 2 .300 02/15/31 769,028
1,000,000 Leidos, Inc 5 .750 03/15/33 958,360
100,000 Mass General Brigham, Inc 3 .765 07/01/48 73,267
750,000 Mass General Brigham, Inc 3 .192 07/01/49 491,731
100,000 Mass General Brigham, Inc 4 .117 07/01/55 74,792
1,000,000 Mass General Brigham, Inc 3 .342 07/01/60 627,022
1,000,000 Mastercard, Inc 4 .875 03/09/28 992,479
1,000,000 Mastercard, Inc 4 .850 03/09/33 965,879
925,000 Mercedes-Benz Finance North America LLC 8 .500 01/18/31 1,095,547
380,000 MyMichigan Health 3 .409 06/01/50 243,716
625,000 RELX Capital, Inc 4 .000 03/18/29 582,585
100,000 RELX Capital, Inc 3 .000 05/22/30 85,609
275,000 RELX Capital, Inc 4 .750 05/20/32 256,798
750,000 Republic Services, Inc 3 .200 03/15/25 724,392
275,000 Republic Services, Inc 0 .875 11/15/25 248,796
900,000 Republic Services, Inc 2 .900 07/01/26 841,663
100,000 Republic Services, Inc 3 .375 11/15/27 92,317
1,000,000 Republic Services, Inc 4 .875 04/01/29 971,859
500,000 Republic Services, Inc 2 .300 03/01/30 411,177
1,000,000 Republic Services, Inc 1 .450 02/15/31 751,446
575,000 Republic Services, Inc 1 .750 02/15/32 429,687
1,000,000 (a) Republic Services, Inc 2 .375 03/15/33 768,324
425,000 Republic Services, Inc 5 .000 04/01/34 402,313
1,000,000 Republic Services, Inc 3 .050 03/01/50 646,052
880,000 Rockefeller Foundation 2 .492 10/01/50 507,678
1,200,000 Thomson Reuters Corp 3 .350 05/15/26 1,133,249
145,000 Thomson Reuters Corp 5 .850 04/15/40 134,093
200,000 Thomson Reuters Corp 5 .650 11/23/43 174,602
1,000,000 Triton Container International Ltd 3 .250 03/15/32 747,817
500,000 Verisk Analytics, Inc 4 .000 06/15/25 484,954
850,000 Verisk Analytics, Inc 4 .125 03/15/29 791,218
750,000 Verisk Analytics, Inc 5 .750 04/01/33 745,794
300,000 Verisk Analytics, Inc 5 .500 06/15/45 264,001
200,000 Verisk Analytics, Inc 3 .625 05/15/50 134,151
750,000 Waste Connections, Inc 3 .500 05/01/29 680,904
500,000 Waste Connections, Inc 2 .600 02/01/30 419,820

Bond Index Fund September 30, 2023

See Notes to Financial Statements
Portfolio of Investments
(continued)
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
COMMERCIAL & PROFESSIONAL SERVICES—continued
$ 700,000 Waste Connections, Inc 2 .200% 01/15/32 $ 539,239
100,000 Waste Connections, Inc 3 .200 06/01/32 82,964
425,000 Waste Connections, Inc 4 .200 01/15/33 379,588
500,000 Waste Connections, Inc 3 .050 04/01/50 315,195
575,000 Waste Connections, Inc 2 .950 01/15/52 348,918
500,000 Waste Management, Inc 1 .150 03/15/28 418,858
1,000,000 Waste Management, Inc 4 .875 02/15/29 977,802
1,000,000 Waste Management, Inc 2 .000 06/01/29 833,441
1,000,000 Waste Management, Inc 4 .625 02/15/30 955,098
1,000,000 Waste Management, Inc 1 .500 03/15/31 758,227
1,500,000 Waste Management, Inc 4 .150 04/15/32 1,365,264
1,000,000 Waste Management, Inc 4 .625 02/15/33 931,174
1,000,000 Waste Management, Inc 4 .875 02/15/34 946,372
1,000,000 Waste Management, Inc 2 .950 06/01/41 686,062
250,000 Waste Management, Inc 2 .500 11/15/50 141,716
TOTAL COMMERCIAL & PROFESSIONAL SERVICES 61,770,014
CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL - 0 .6%
1,250,000 Alibaba Group Holding Ltd 3 .600 11/28/24 1,217,599
1,325,000 Alibaba Group Holding Ltd 3 .400 12/06/27 1,218,218
1,250,000 (a) Alibaba Group Holding Ltd 2 .125 02/09/31 975,281
500,000 Alibaba Group Holding Ltd 4 .500 11/28/34 433,250
750,000 Alibaba Group Holding Ltd 4 .000 12/06/37 577,035
1,250,000 Alibaba Group Holding Ltd 2 .700 02/09/41 749,227
1,500,000 Alibaba Group Holding Ltd 4 .200 12/06/47 1,048,439
1,250,000 Alibaba Group Holding Ltd 3 .150 02/09/51 709,124
750,000 Alibaba Group Holding Ltd 4 .400 12/06/57 518,242
1,250,000 Alibaba Group Holding Ltd 3 .250 02/09/61 667,643
425,000 Amazon.com, Inc 3 .800 12/05/24 416,687
1,000,000 Amazon.com, Inc 0 .800 06/03/25 926,936
325,000 Amazon.com, Inc 5 .200 12/03/25 324,806
5,000,000 Amazon.com, Inc 1 .000 05/12/26 4,495,438
3,000,000 Amazon.com, Inc 3 .300 04/13/27 2,822,702
1,000,000 Amazon.com, Inc 1 .200 06/03/27 868,551
2,000,000 Amazon.com, Inc 3 .150 08/22/27 1,860,320
3,000,000 Amazon.com, Inc 4 .550 12/01/27 2,937,926
2,000,000 Amazon.com, Inc 1 .650 05/12/28 1,721,172
2,000,000 Amazon.com, Inc 3 .450 04/13/29 1,846,777
2,000,000 Amazon.com, Inc 4 .650 12/01/29 1,950,790
1,000,000 Amazon.com, Inc 1 .500 06/03/30 791,674
2,000,000 Amazon.com, Inc 2 .100 05/12/31 1,603,342
2,000,000 Amazon.com, Inc 3 .600 04/13/32 1,773,493
2,000,000 Amazon.com, Inc 4 .700 12/01/32 1,909,541
1,800,000 Amazon.com, Inc 4 .800 12/05/34 1,731,996
2,625,000 Amazon.com, Inc 3 .875 08/22/37 2,240,799
2,500,000 Amazon.com, Inc 2 .875 05/12/41 1,766,472
775,000 Amazon.com, Inc 4 .950 12/05/44 722,332
2,875,000 Amazon.com, Inc 4 .050 08/22/47 2,310,324
1,900,000 Amazon.com, Inc 2 .500 06/03/50 1,113,130
1,500,000 Amazon.com, Inc 3 .100 05/12/51 989,875
2,000,000 Amazon.com, Inc 3 .950 04/13/52 1,545,895
1,900,000 Amazon.com, Inc 4 .250 08/22/57 1,520,990
2,500,000 Amazon.com, Inc 3 .250 05/12/61 1,602,723
2,000,000 Amazon.com, Inc 4 .100 04/13/62 1,522,519
200,000 AutoNation, Inc 3 .500 11/15/24 193,156
244,000 AutoNation, Inc 4 .500 10/01/25 235,598
200,000 AutoNation, Inc 3 .800 11/15/27 179,278
1,500,000 AutoNation, Inc 1 .950 08/01/28 1,221,826
100,000 AutoNation, Inc 4 .750 06/01/30 90,100
425,000 AutoNation, Inc 2 .400 08/01/31 313,322
900,000 AutoNation, Inc 3 .850 03/01/32 731,518

See Notes to Financial Statements
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL—continued
$ 200,000 AutoZone, Inc 3 .250% 04/15/25 $ 192,493
500,000 AutoZone, Inc 3 .625 04/15/25 483,469
100,000 AutoZone, Inc 3 .125 04/21/26 93,870
650,000 AutoZone, Inc 3 .750 06/01/27 612,481
1,000,000 AutoZone, Inc 4 .500 02/01/28 959,098
200,000 AutoZone, Inc 3 .750 04/18/29 180,474
500,000 AutoZone, Inc 4 .000 04/15/30 450,464
600,000 AutoZone, Inc 1 .650 01/15/31 451,122
225,000 AutoZone, Inc 4 .750 08/01/32 206,393
1,000,000 AutoZone, Inc 4 .750 02/01/33 909,333
1,000,000 AutoZone, Inc 5 .200 08/01/33 936,036
500,000 Best Buy Co, Inc 4 .450 10/01/28 474,987
500,000 Best Buy Co, Inc 1 .950 10/01/30 389,858
1,000,000 Booz Allen Hamilton, Inc 5 .950 08/04/33 975,600
1,325,000 Cintas Corp No 2 4 .000 05/01/32 1,194,988
1,000,000 Dick's Sporting Goods, Inc 3 .150 01/15/32 768,703
1,000,000 Dick's Sporting Goods, Inc 4 .100 01/15/52 607,504
1,000,000 eBay, Inc 1 .400 05/10/26 895,478
1,200,000 eBay, Inc 3 .600 06/05/27 1,115,715
500,000 eBay, Inc 5 .950 11/22/27 504,735
1,200,000 eBay, Inc 2 .700 03/11/30 997,270
1,000,000 eBay, Inc 2 .600 05/10/31 801,456
500,000 (a) eBay, Inc 6 .300 11/22/32 509,075
200,000 eBay, Inc 4 .000 07/15/42 146,378
1,000,000 eBay, Inc 3 .650 05/10/51 662,276
1,500,000 Genuine Parts Co 1 .875 11/01/30 1,137,518
275,000 Genuine Parts Co 2 .750 02/01/32 214,835
350,000 Home Depot, Inc 3 .350 09/15/25 336,663
1,925,000 Home Depot, Inc 3 .000 04/01/26 1,825,176
1,550,000 Home Depot, Inc 2 .125 09/15/26 1,422,050
1,000,000 Home Depot, Inc 2 .875 04/15/27 925,799
2,000,000 Home Depot, Inc 0 .900 03/15/28 1,669,181
1,000,000 Home Depot, Inc 1 .500 09/15/28 840,168
825,000 Home Depot, Inc 3 .900 12/06/28 778,858
2,333,000 Home Depot, Inc 2 .950 06/15/29 2,077,976
375,000 Home Depot, Inc 2 .700 04/15/30 320,240
2,000,000 Home Depot, Inc 1 .375 03/15/31 1,512,676
1,000,000 Home Depot, Inc 1 .875 09/15/31 776,315
1,000,000 Home Depot, Inc 3 .250 04/15/32 857,954
1,000,000 (a) Home Depot, Inc 4 .500 09/15/32 943,470
425,000 Home Depot, Inc 5 .875 12/16/36 437,936
150,000 Home Depot, Inc 5 .950 04/01/41 153,441
675,000 Home Depot, Inc 4 .200 04/01/43 552,838
450,000 Home Depot, Inc 4 .875 02/15/44 402,195
650,000 Home Depot, Inc 4 .400 03/15/45 536,938
725,000 Home Depot, Inc 4 .250 04/01/46 581,815
2,100,000 Home Depot, Inc 3 .900 06/15/47 1,603,282
2,000,000 Home Depot, Inc 4 .500 12/06/48 1,674,099
1,000,000 Home Depot, Inc 3 .125 12/15/49 651,708
2,655,000 Home Depot, Inc 3 .350 04/15/50 1,809,563
3,000,000 Home Depot, Inc 2 .375 03/15/51 1,641,409
1,000,000 Home Depot, Inc 2 .750 09/15/51 593,945
500,000 Home Depot, Inc 3 .625 04/15/52 357,863
1,000,000 (a) Home Depot, Inc 4 .950 09/15/52 894,388
675,000 Home Depot, Inc 3 .500 09/15/56 457,613
500,000 JD.com, Inc 3 .375 01/14/30 429,801
500,000 JD.com, Inc 4 .125 01/14/50 343,196
750,000 (e) LKQ Corp 5 .750 06/15/28 732,687
750,000 (e) LKQ Corp 6 .250 06/15/33 725,207
400,000 Lowe's Cos, Inc 3 .125 09/15/24 389,694
1,000,000 Lowe's Cos, Inc 4 .000 04/15/25 974,415

Bond Index Fund September 30, 2023

See Notes to Financial Statements
Portfolio of Investments
(continued)
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL—continued
$ 1,000,000 Lowe's Cos, Inc 4 .400% 09/08/25 $ 977,595
1,100,000 Lowe's Cos, Inc 3 .375 09/15/25 1,051,548
500,000 Lowe's Cos, Inc 2 .500 04/15/26 464,554
1,000,000 Lowe's Cos, Inc 3 .350 04/01/27 930,996
2,000,000 Lowe's Cos, Inc 1 .300 04/15/28 1,666,709
1,500,000 Lowe's Cos, Inc 1 .700 09/15/28 1,252,369
775,000 Lowe's Cos, Inc 3 .650 04/05/29 703,319
306,000 Lowe's Cos, Inc 4 .500 04/15/30 285,531
1,500,000 Lowe's Cos, Inc 1 .700 10/15/30 1,150,217
800,000 Lowe's Cos, Inc 2 .625 04/01/31 647,117
1,000,000 Lowe's Cos, Inc 3 .750 04/01/32 865,901
1,000,000 (a) Lowe's Cos, Inc 5 .000 04/15/33 941,188
650,000 Lowe's Cos, Inc 5 .150 07/01/33 616,611
700,000 Lowe's Cos, Inc 2 .800 09/15/41 452,137
56,000 Lowe's Cos, Inc 4 .250 09/15/44 40,773
1,075,000 Lowe's Cos, Inc 3 .700 04/15/46 745,270
2,000,000 Lowe's Cos, Inc 4 .050 05/03/47 1,476,787
1,425,000 Lowe's Cos, Inc 4 .550 04/05/49 1,118,032
1,320,000 Lowe's Cos, Inc 5 .125 04/15/50 1,122,999
450,000 Lowe's Cos, Inc 3 .000 10/15/50 265,750
1,000,000 Lowe's Cos, Inc 3 .500 04/01/51 647,066
500,000 Lowe's Cos, Inc 4 .250 04/01/52 368,843
1,000,000 Lowe's Cos, Inc 5 .625 04/15/53 908,916
275,000 Lowe's Cos, Inc 5 .750 07/01/53 256,527
500,000 Lowe's Cos, Inc 4 .450 04/01/62 365,068
1,000,000 Lowe's Cos, Inc 5 .800 09/15/62 912,070
600,000 Lowe's Cos, Inc 5 .850 04/01/63 552,049
1,000,000 O'Reilly Automotive, Inc 3 .600 09/01/27 933,853
300,000 O'Reilly Automotive, Inc 4 .350 06/01/28 286,510
500,000 O'Reilly Automotive, Inc 3 .900 06/01/29 460,355
200,000 O'Reilly Automotive, Inc 1 .750 03/15/31 152,457
2,000,000 O'Reilly Automotive, Inc 4 .700 06/15/32 1,832,797
300,000 Ross Stores, Inc 4 .600 04/15/25 294,006
500,000 Ross Stores, Inc 0 .875 04/15/26 443,907
55,000 Ross Stores, Inc 4 .700 04/15/27 52,912
500,000 Ross Stores, Inc 1 .875 04/15/31 381,472
1,000,000 Target Corp 2 .950 01/15/52 610,049
525,000 TJX Cos, Inc 2 .250 09/15/26 482,206
1,750,000 TJX Cos, Inc 1 .150 05/15/28 1,464,016
500,000 TJX Cos, Inc 1 .600 05/15/31 388,440
650,000 Tractor Supply Co 1 .750 11/01/30 493,816
TOTAL CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL 130,560,972
CONSUMER DURABLES & APPAREL - 0 .1%
500,000 Brunswick Corp 0 .850 08/18/24 476,815
1,000,000 Brunswick Corp 2 .400 08/18/31 732,061
500,000 Brunswick Corp 4 .400 09/15/32 406,781
500,000 DR Horton, Inc 2 .600 10/15/25 467,848
1,000,000 DR Horton, Inc 1 .300 10/15/26 876,859
750,000 Hasbro, Inc 3 .550 11/19/26 698,627
775,000 Hasbro, Inc 3 .500 09/15/27 714,471
1,000,000 Hasbro, Inc 3 .900 11/19/29 884,618
100,000 Hasbro, Inc 6 .350 03/15/40 96,638
200,000 Hasbro, Inc 5 .100 05/15/44 163,421
475,000 Leggett & Platt, Inc 3 .500 11/15/27 432,640
350,000 Leggett & Platt, Inc 4 .400 03/15/29 323,906
1,000,000 Leggett & Platt, Inc 3 .500 11/15/51 635,446
1,900,000 Lennar Corp 4 .750 11/29/27 1,830,344
500,000 MDC Holdings, Inc 3 .966 08/06/61 275,201
500,000 Mohawk Industries, Inc 5 .850 09/18/28 496,309
750,000 (a) Mohawk Industries, Inc 3 .625 05/15/30 654,349

See Notes to Financial Statements
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
CONSUMER DURABLES & APPAREL—continued
$ 650,000 NIKE, Inc 2 .375% 11/01/26 $ 598,094
300,000 NIKE, Inc 3 .625 05/01/43 234,841
825,000 NIKE, Inc 3 .875 11/01/45 658,251
200,000 NIKE, Inc 3 .375 11/01/46 143,643
2,440,000 (a) NIKE, Inc 3 .375 03/27/50 1,740,998
1,000,000 NVR, Inc 3 .000 05/15/30 833,133
200,000 Ralph Lauren Corp 3 .750 09/15/25 193,115
1,000,000 Ralph Lauren Corp 2 .950 06/15/30 855,597
161,000 Tapestry, Inc 4 .125 07/15/27 148,283
450,000 Tapestry, Inc 3 .050 03/15/32 329,657
400,000 VF Corp 2 .400 04/23/25 376,944
1,000,000 VF Corp 2 .800 04/23/27 887,838
200,000 (a) VF Corp 2 .950 04/23/30 157,403
925,000 Whirlpool Corp 4 .750 02/26/29 882,670
500,000 Whirlpool Corp 2 .400 05/15/31 394,868
475,000 (a) Whirlpool Corp 4 .700 05/14/32 434,475
750,000 Whirlpool Corp 5 .500 03/01/33 718,692
200,000 Whirlpool Corp 4 .500 06/01/46 153,519
775,000 Whirlpool Corp 4 .600 05/15/50 604,049
TOTAL CONSUMER DURABLES & APPAREL 20,512,404
CONSUMER SERVICES - 0 .4%
200,000 Block Financial LLC 5 .250 10/01/25 196,593
1,000,000 Block Financial LLC 2 .500 07/15/28 847,965
750,000 Block Financial LLC 3 .875 08/15/30 644,609
300,000 Booking Holdings, Inc 3 .650 03/15/25 291,767
300,000 Booking Holdings, Inc 3 .600 06/01/26 285,764
900,000 Booking Holdings, Inc 3 .550 03/15/28 837,799
1,100,000 Booking Holdings, Inc 4 .625 04/13/30 1,044,229
1,000,000 California Endowment 2 .498 04/01/51 579,855
1,000,000 Case Western Reserve University 5 .405 06/01/22 880,833
500,000 Choice Hotels International, Inc 3 .700 12/01/29 431,706
675,000 Cintas Corp No 2 3 .700 04/01/27 639,858
1,000,000 Claremont McKenna College 3 .775 01/01/22 610,312
750,000 CommonSpirit Health 2 .760 10/01/24 726,513
750,000 CommonSpirit Health 6 .073 11/01/27 756,694
1,000,000 CommonSpirit Health 3 .347 10/01/29 873,007
1,000,000 CommonSpirit Health 2 .782 10/01/30 823,111
300,000 CommonSpirit Health 4 .350 11/01/42 240,909
750,000 CommonSpirit Health 3 .817 10/01/49 527,673
715,000 CommonSpirit Health 4 .187 10/01/49 533,431
500,000 CommonSpirit Health 3 .910 10/01/50 354,607
750,000 CommonSpirit Health 6 .461 11/01/52 781,264
200,000 Darden Restaurants, Inc 3 .850 05/01/27 187,558
300,000 Darden Restaurants, Inc 4 .550 02/15/48 232,294
500,000 Emory University 2 .143 09/01/30 407,664
500,000 Emory University 2 .969 09/01/50 317,494
1,200,000 Expedia Group, Inc 5 .000 02/15/26 1,175,161
750,000 Expedia Group, Inc 4 .625 08/01/27 715,189
175,000 Expedia Group, Inc 3 .800 02/15/28 159,874
750,000 Expedia Group, Inc 3 .250 02/15/30 634,352
270,000 Expedia Group, Inc 2 .950 03/15/31 217,524
200,000 GLP Capital LP 5 .300 01/15/29 185,404
2,000,000 Howard University 5 .209 10/01/52 1,628,463
1,000,000 Hyatt Hotels Corp 1 .800 10/01/24 959,347
100,000 Hyatt Hotels Corp 5 .375 04/23/25 98,887
100,000 Hyatt Hotels Corp 4 .850 03/15/26 97,728
275,000 Hyatt Hotels Corp 5 .750 01/30/27 273,236
200,000 Hyatt Hotels Corp 4 .375 09/15/28 184,909
1,100,000 Hyatt Hotels Corp 5 .750 04/23/30 1,066,394
500,000 Johns Hopkins University 4 .705 07/01/32 480,423

Bond Index Fund September 30, 2023

See Notes to Financial Statements
Portfolio of Investments
(continued)
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
CONSUMER SERVICES—continued
$ 750,000 Johns Hopkins University 2 .813% 01/01/60 $ 437,563
500,000 Leland Stanford Junior University 1 .289 06/01/27 437,524
300,000 Leland Stanford Junior University 3 .647 05/01/48 231,970
1,000,000 Leland Stanford Junior University 2 .413 06/01/50 584,319
300,000 Marriott International, Inc 3 .600 04/15/24 296,297
14,000 Marriott International, Inc 5 .750 05/01/25 13,973
500,000 Marriott International, Inc 5 .000 10/15/27 487,263
1,250,000 Marriott International, Inc 4 .000 04/15/28 1,159,360
750,000 Marriott International, Inc 5 .550 10/15/28 741,609
300,000 Marriott International, Inc 4 .650 12/01/28 284,596
500,000 Marriott International, Inc 4 .900 04/15/29 476,725
400,000 Marriott International, Inc 4 .625 06/15/30 368,464
1,000,000 Marriott International, Inc 2 .850 04/15/31 806,100
1,500,000 Marriott International, Inc 3 .500 10/15/32 1,227,301
2,000,000 Marriott International, Inc 2 .750 10/15/33 1,509,129
1,500,000 Massachusetts Institute of Technology 2 .989 07/01/50 997,305
1,000,000 (a) Massachusetts Institute of Technology 2 .294 07/01/51 561,062
750,000 Massachusetts Institute of Technology 5 .600 07/01/11 744,267
200,000 Massachusetts Institute of Technology 4 .678 07/01/14 165,323
300,000 Massachusetts Institute of Technology 3 .885 07/01/16 207,074
2,000,000 McDonald's Corp 3 .300 07/01/25 1,926,031
150,000 McDonald's Corp 1 .450 09/01/25 138,839
2,950,000 McDonald's Corp 3 .700 01/30/26 2,836,965
300,000 McDonald's Corp 3 .500 03/01/27 282,350
775,000 McDonald's Corp 3 .800 04/01/28 728,676
1,000,000 McDonald's Corp 4 .800 08/14/28 978,110
1,250,000 McDonald's Corp 2 .625 09/01/29 1,079,090
500,000 McDonald's Corp 2 .125 03/01/30 409,806
200,000 (a) McDonald's Corp 4 .600 09/09/32 188,142
1,500,000 McDonald's Corp 4 .950 08/14/33 1,430,819
2,225,000 McDonald's Corp 4 .700 12/09/35 2,029,948
250,000 McDonald's Corp 6 .300 10/15/37 260,412
100,000 McDonald's Corp 6 .300 03/01/38 104,215
250,000 McDonald's Corp 4 .600 05/26/45 208,387
1,275,000 McDonald's Corp 4 .875 12/09/45 1,103,810
725,000 McDonald's Corp 4 .450 03/01/47 590,541
625,000 McDonald's Corp 4 .450 09/01/48 511,836
1,825,000 McDonald's Corp 3 .625 09/01/49 1,285,073
1,350,000 McDonald's Corp 4 .200 04/01/50 1,047,984
500,000 McDonald's Corp 5 .150 09/09/52 448,030
1,500,000 McDonald's Corp 5 .450 08/14/53 1,410,445
735,000 Nature Conservancy 3 .957 03/01/52 556,750
750,000 Northeastern University 2 .894 10/01/50 461,298
200,000 Northwestern University 3 .868 12/01/48 155,499
750,000 Northwestern University 2 .640 12/01/50 454,767
200,000 Northwestern University 3 .662 12/01/57 143,052
1,000,000 Novant Health, Inc 2 .637 11/01/36 724,029
1,000,000 Novant Health, Inc 3 .318 11/01/61 619,114
750,000 President and Fellows of Harvard College 3 .619 10/01/37 618,532
200,000 President and Fellows of Harvard College 3 .150 07/15/46 139,836
1,000,000 President and Fellows of Harvard College 2 .517 10/15/50 596,838
1,000,000 President and Fellows of Harvard College 3 .745 11/15/52 765,748
200,000 President and Fellows of Harvard College 3 .300 07/15/56 133,878
3,500,000 Sands China Ltd 5 .900 08/08/28 3,294,640
1,500,000 Sands China Ltd 3 .350 03/08/29 1,241,056
175,000 Starbucks Corp 2 .450 06/15/26 162,002
500,000 Starbucks Corp 2 .000 03/12/27 445,508
750,000 Starbucks Corp 3 .500 03/01/28 694,041
650,000 (a) Starbucks Corp 4 .000 11/15/28 611,119
750,000 Starbucks Corp 3 .550 08/15/29 678,462
500,000 Starbucks Corp 2 .250 03/12/30 409,568

See Notes to Financial Statements
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
CONSUMER SERVICES—continued
$ 1,500,000 Starbucks Corp 2 .550% 11/15/30 $ 1,231,670
2,000,000 (a) Starbucks Corp 3 .000 02/14/32 1,654,780
1,000,000 Starbucks Corp 4 .800 02/15/33 940,953
200,000 Starbucks Corp 4 .300 06/15/45 156,226
200,000 Starbucks Corp 3 .750 12/01/47 141,323
650,000 Starbucks Corp 4 .500 11/15/48 517,436
1,000,000 Starbucks Corp 4 .450 08/15/49 792,975
500,000 Starbucks Corp 3 .350 03/12/50 328,584
1,000,000 Starbucks Corp 3 .500 11/15/50 675,376
1,000,000 Thomas Jefferson University 3 .847 11/01/57 667,824
200,000 Trinity Acquisition plc 4 .400 03/15/26 192,024
500,000 Trustees of Boston College 3 .129 07/01/52 329,007
100,000 Trustees of Boston University 4 .061 10/01/48 79,700
1,000,000 Trustees of Princeton University 2 .516 07/01/50 608,552
665,000 Trustees of Princeton University 4 .201 03/01/52 552,000
1,000,000 University of Chicago 3 .000 10/01/52 659,797
1,000,000 University of Miami 4 .063 04/01/52 763,973
1,000,000 University of Southern California 2 .945 10/01/51 633,031
720,000 University of Southern California 4 .976 10/01/53 660,675
1,000,000 University of Southern California 3 .226 10/01/20 549,124
1,000,000 Washington University 3 .524 04/15/54 712,802
500,000 Washington University 4 .349 04/15/22 373,378
200,000 Wesleyan University 4 .781 07/01/16 151,732
500,000 Yale University 0 .873 04/15/25 467,030
750,000 Yale University 1 .482 04/15/30 598,338
750,000 Yale University 2 .402 04/15/50 436,838
TOTAL CONSUMER SERVICES 80,448,018
CONSUMER STAPLES DISTRIBUTION & RETAIL - 0 .3%
400,000 Costco Wholesale Corp 2 .750 05/18/24 392,246
625,000 Costco Wholesale Corp 3 .000 05/18/27 581,991
475,000 Costco Wholesale Corp 1 .375 06/20/27 415,217
725,000 Costco Wholesale Corp 1 .600 04/20/30 582,154
1,800,000 Costco Wholesale Corp 1 .750 04/20/32 1,377,889
355,000 Dollar General Corp 4 .150 11/01/25 342,013
300,000 Dollar General Corp 3 .875 04/15/27 281,080
1,000,000 Dollar General Corp 4 .625 11/01/27 956,728
500,000 Dollar General Corp 4 .125 05/01/28 465,772
1,000,000 (a) Dollar General Corp 5 .200 07/05/28 970,052
500,000 Dollar General Corp 3 .500 04/03/30 427,264
500,000 Dollar General Corp 5 .000 11/01/32 453,598
1,000,000 (a) Dollar General Corp 5 .450 07/05/33 923,556
500,000 Dollar General Corp 4 .125 04/03/50 339,826
500,000 Dollar General Corp 5 .500 11/01/52 417,522
500,000 Dollar Tree, Inc 4 .000 05/15/25 483,953
500,000 Dollar Tree, Inc 4 .200 05/15/28 464,968
1,000,000 Dollar Tree, Inc 2 .650 12/01/31 774,950
1,000,000 Dollar Tree, Inc 3 .375 12/01/51 591,076
3,000,000 JBS USA LUX S.A. 5 .125 02/01/28 2,854,808
3,000,000 JBS USA LUX S.A. 5 .750 04/01/33 2,743,690
2,000,000 JBS USA LUX S.A. 6 .500 12/01/52 1,790,591
69,000 Koninklijke Ahold Delhaize NV 5 .700 10/01/40 64,488
100,000 Kroger Co 3 .500 02/01/26 95,189
1,275,000 Kroger Co 2 .650 10/15/26 1,169,600
175,000 Kroger Co 3 .700 08/01/27 163,747
1,150,000 (a) Kroger Co 4 .500 01/15/29 1,092,412
250,000 Kroger Co 2 .200 05/01/30 199,896
1,500,000 Kroger Co 1 .700 01/15/31 1,130,249
100,000 Kroger Co 6 .900 04/15/38 104,873
250,000 Kroger Co 5 .000 04/15/42 211,030
300,000 Kroger Co 5 .150 08/01/43 254,124

Bond Index Fund September 30, 2023

See Notes to Financial Statements
Portfolio of Investments
(continued)
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
CONSUMER STAPLES DISTRIBUTION & RETAIL—continued
$ 300,000 Kroger Co 3 .875% 10/15/46 $ 210,520
900,000 Kroger Co 4 .450 02/01/47 704,475
700,000 Kroger Co 4 .650 01/15/48 561,140
300,000 Kroger Co 5 .400 01/15/49 267,889
500,000 Kroger Co 3 .950 01/15/50 360,381
125,000 SYSCO Corp 3 .750 10/01/25 120,122
350,000 SYSCO Corp 3 .300 07/15/26 328,564
1,000,000 SYSCO Corp 2 .400 02/15/30 823,576
332,000 SYSCO Corp 5 .950 04/01/30 334,749
400,000 SYSCO Corp 2 .450 12/14/31 313,291
300,000 SYSCO Corp 4 .850 10/01/45 243,391
500,000 SYSCO Corp 4 .500 04/01/46 389,304
250,000 SYSCO Corp 4 .450 03/15/48 194,002
550,000 SYSCO Corp 3 .300 02/15/50 352,540
905,000 SYSCO Corp 6 .600 04/01/50 934,276
675,000 SYSCO Corp 3 .150 12/14/51 415,057
200,000 Target Corp 2 .250 04/15/25 190,581
1,700,000 Target Corp 2 .500 04/15/26 1,598,336
1,000,000 Target Corp 1 .950 01/15/27 903,139
600,000 Target Corp 2 .350 02/15/30 501,439
5,000,000 Target Corp 2 .650 09/15/30 4,224,236
500,000 (a) Target Corp 4 .500 09/15/32 465,050
1,000,000 (a) Target Corp 4 .400 01/15/33 922,036
1,500,000 Target Corp 4 .800 01/15/53 1,283,093
622,000 Walgreens Boots Alliance, Inc 3 .450 06/01/26 576,228
750,000 (a) Walgreens Boots Alliance, Inc 3 .200 04/15/30 610,088
1,400,000 Walgreens Boots Alliance, Inc 4 .500 11/18/34 1,164,093
525,000 Walgreens Boots Alliance, Inc 4 .650 06/01/46 371,020
750,000 (a) Walgreens Boots Alliance, Inc 4 .100 04/15/50 466,445
5,000,000 Walmart, Inc 1 .050 09/17/26 4,458,166
3,000,000 Walmart, Inc 3 .950 09/09/27 2,894,855
3,000,000 Walmart, Inc 3 .900 04/15/28 2,863,991
1,000,000 Walmart, Inc 1 .500 09/22/28 848,077
21,000 Walmart, Inc 2 .375 09/24/29 18,282
2,000,000 Walmart, Inc 4 .000 04/15/30 1,878,393
1,750,000 Walmart, Inc 1 .800 09/22/31 1,377,282
5,000,000 (a) Walmart, Inc 4 .150 09/09/32 4,655,436
900,000 Walmart, Inc 4 .100 04/15/33 823,155
825,000 Walmart, Inc 2 .500 09/22/41 552,121
1,500,000 Walmart, Inc 2 .650 09/22/51 927,003
4,000,000 Walmart, Inc 4 .500 09/09/52 3,436,011
850,000 Walmart, Inc 4 .500 04/15/53 731,631
TOTAL CONSUMER STAPLES DISTRIBUTION & RETAIL 68,410,016
ENERGY - 1 .7%
1,000,000 Baker Hughes Holdings LLC 2 .061 12/15/26 897,525
875,000 Baker Hughes Holdings LLC 3 .337 12/15/27 799,332
1,000,000 Baker Hughes Holdings LLC 3 .138 11/07/29 868,147
500,000 Baker Hughes Holdings LLC 4 .486 05/01/30 468,812
800,000 Baker Hughes Holdings LLC 5 .125 09/15/40 721,787
875,000 Baker Hughes Holdings LLC 4 .080 12/15/47 653,993
475,000 Boardwalk Pipelines LP 5 .950 06/01/26 472,253
450,000 Boardwalk Pipelines LP 4 .450 07/15/27 423,806
500,000 Boardwalk Pipelines LP 4 .800 05/03/29 466,540
1,000,000 Boardwalk Pipelines LP 3 .600 09/01/32 815,764
700,000 BP Capital Markets America, Inc 3 .796 09/21/25 678,698
1,800,000 BP Capital Markets America, Inc 3 .410 02/11/26 1,720,365
150,000 BP Capital Markets America, Inc 3 .119 05/04/26 141,750
200,000 BP Capital Markets America, Inc 3 .017 01/16/27 185,663
500,000 BP Capital Markets America, Inc 3 .588 04/14/27 471,259
750,000 BP Capital Markets America, Inc 3 .937 09/21/28 702,518

See Notes to Financial Statements
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
ENERGY—continued
$ 1,300,000 BP Capital Markets America, Inc 4 .234% 11/06/28 $ 1,236,120
1,000,000 BP Capital Markets America, Inc 3 .633 04/06/30 900,423
1,000,000 BP Capital Markets America, Inc 1 .749 08/10/30 790,639
2,000,000 BP Capital Markets America, Inc 2 .721 01/12/32 1,623,295
2,350,000 BP Capital Markets America, Inc 4 .812 02/13/33 2,199,319
850,000 BP Capital Markets America, Inc 4 .893 09/11/33 798,000
1,000,000 BP Capital Markets America, Inc 3 .060 06/17/41 690,362
2,000,000 BP Capital Markets America, Inc 3 .000 02/24/50 1,247,040
950,000 BP Capital Markets America, Inc 2 .772 11/10/50 559,304
2,500,000 BP Capital Markets America, Inc 2 .939 06/04/51 1,526,398
1,000,000 BP Capital Markets America, Inc 3 .001 03/17/52 613,244
2,500,000 BP Capital Markets America, Inc 3 .379 02/08/61 1,561,510
925,000 BP Capital Markets plc 3 .279 09/19/27 858,880
300,000 BP Capital Markets plc 3 .723 11/28/28 276,443
700,000 Canadian Natural Resources Ltd 3 .900 02/01/25 679,576
750,000 Canadian Natural Resources Ltd 2 .050 07/15/25 699,908
1,125,000 Canadian Natural Resources Ltd 3 .850 06/01/27 1,048,841
750,000 Canadian Natural Resources Ltd 2 .950 07/15/30 622,044
1,625,000 Canadian Natural Resources Ltd 6 .250 03/15/38 1,574,226
800,000 Canadian Natural Resources Ltd 4 .950 06/01/47 660,210
1,200,000 Cenovus Energy, Inc 2 .650 01/15/32 932,432
1,425,000 Cenovus Energy, Inc 3 .750 02/15/52 942,798
1,000,000 Cheniere Energy Partners LP 4 .500 10/01/29 905,473
1,000,000 Cheniere Energy Partners LP 4 .000 03/01/31 854,936
1,000,000 Cheniere Energy Partners LP 3 .250 01/31/32 794,798
2,350,000 (e) Cheniere Energy Partners LP 5 .950 06/30/33 2,266,505
400,000 Chevron Corp 3 .326 11/17/25 384,429
2,475,000 Chevron Corp 2 .954 05/16/26 2,340,569
2,225,000 Chevron Corp 1 .995 05/11/27 1,993,938
600,000 Chevron Corp 2 .236 05/11/30 500,167
1,000,000 Chevron Corp 3 .078 05/11/50 670,856
2,000,000 Chevron USA, Inc 0 .687 08/12/25 1,836,479
2,000,000 Chevron USA, Inc 1 .018 08/12/27 1,718,887
1,000,000 Chevron USA, Inc 3 .250 10/15/29 901,218
250,000 Chevron USA, Inc 2 .343 08/12/50 141,301
775,000 Columbia Pipeline Group, Inc 4 .500 06/01/25 753,930
300,000 Columbia Pipeline Group, Inc 5 .800 06/01/45 265,405
750,000 ConocoPhillips 5 .900 10/15/32 777,228
750,000 ConocoPhillips Co 6 .950 04/15/29 812,210
875,000 ConocoPhillips Co 5 .050 09/15/33 837,648
77,000 ConocoPhillips Co 4 .150 11/15/34 66,868
1,700,000 ConocoPhillips Co 3 .758 03/15/42 1,302,298
300,000 ConocoPhillips Co 4 .300 11/15/44 242,821
850,000 ConocoPhillips Co 3 .800 03/15/52 616,272
400,000 ConocoPhillips Co 5 .300 05/15/53 367,331
575,000 ConocoPhillips Co 5 .550 03/15/54 546,496
3,612,000 ConocoPhillips Co 4 .025 03/15/62 2,595,093
1,500,000 ConocoPhillips Co 5 .700 09/15/63 1,429,070
1,500,000 Continental Resources, Inc 4 .375 01/15/28 1,391,248
525,000 Coterra Energy, Inc 3 .900 05/15/27 493,016
300,000 Coterra Energy, Inc 4 .375 03/15/29 277,448
1,000,000 DCP Midstream Operating LP 5 .375 07/15/25 986,510
1,000,000 DCP Midstream Operating LP 5 .625 07/15/27 986,412
1,000,000 DCP Midstream Operating LP 5 .125 05/15/29 952,667
2,000,000 Devon Energy Corp 4 .500 01/15/30 1,817,498
885,000 Devon Energy Corp 5 .600 07/15/41 782,929
700,000 Devon Energy Corp 4 .750 05/15/42 556,133
1,100,000 Devon Energy Corp 5 .000 06/15/45 885,936
425,000 Diamondback Energy, Inc 3 .250 12/01/26 397,358
1,000,000 Diamondback Energy, Inc 3 .500 12/01/29 887,361
650,000 Diamondback Energy, Inc 3 .125 03/24/31 541,438

Bond Index Fund September 30, 2023

See Notes to Financial Statements
Portfolio of Investments
(continued)
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
ENERGY—continued
$ 1,000,000 Diamondback Energy, Inc 6 .250% 03/15/33 $ 1,000,571
1,000,000 Diamondback Energy, Inc 4 .400 03/24/51 737,090
450,000 Diamondback Energy, Inc 4 .250 03/15/52 319,550
1,000,000 Diamondback Energy, Inc 6 .250 03/15/53 953,986
1,000,000 (e) EAS Segment 5 .350 09/18/28 988,689
1,000,000 (e) EAS Segment 5 .450 09/18/33 967,520
750,000 Eastern Gas Transmission & Storage, Inc 3 .000 11/15/29 637,530
200,000 Eastern Gas Transmission & Storage, Inc 4 .800 11/01/43 162,656
200,000 Eastern Gas Transmission & Storage, Inc 4 .600 12/15/44 154,131
1,200,000 Enbridge Energy Partners LP 5 .875 10/15/25 1,199,592
300,000 Enbridge Energy Partners LP 5 .500 09/15/40 264,248
200,000 Enbridge Energy Partners LP 7 .375 10/15/45 213,169
300,000 Enbridge, Inc 4 .000 10/01/23 300,000
250,000 Enbridge, Inc 2 .500 01/15/25 238,909
950,000 Enbridge, Inc 2 .500 02/14/25 905,204
1,500,000 Enbridge, Inc 1 .600 10/04/26 1,333,285
100,000 Enbridge, Inc 4 .250 12/01/26 95,403
100,000 Enbridge, Inc 3 .700 07/15/27 92,963
500,000 Enbridge, Inc 3 .125 11/15/29 430,986
500,000 Enbridge, Inc 5 .700 03/08/33 478,999
1,500,000 Enbridge, Inc 2 .500 08/01/33 1,112,640
300,000 Enbridge, Inc 4 .500 06/10/44 231,296
925,000 Enbridge, Inc 5 .500 12/01/46 808,993
1,000,000 Enbridge, Inc 4 .000 11/15/49 702,570
2,000,000 Enbridge, Inc 3 .400 08/01/51 1,248,707
500,000 Energy Transfer LP 4 .900 02/01/24 498,112
300,000 Energy Transfer LP 3 .900 05/15/24 295,997
825,000 Energy Transfer LP 4 .050 03/15/25 802,249
400,000 Energy Transfer LP 2 .900 05/15/25 380,010
200,000 Energy Transfer LP 5 .950 12/01/25 199,427
325,000 Energy Transfer LP 4 .750 01/15/26 316,235
400,000 Energy Transfer LP 3 .900 07/15/26 378,574
200,000 Energy Transfer LP 4 .400 03/15/27 189,560
250,000 Energy Transfer LP 4 .200 04/15/27 235,558
1,000,000 Energy Transfer LP 5 .550 02/15/28 982,318
1,250,000 Energy Transfer LP 4 .950 05/15/28 1,195,873
350,000 Energy Transfer LP 4 .950 06/15/28 334,956
2,600,000 Energy Transfer LP 5 .250 04/15/29 2,492,969
500,000 Energy Transfer LP 4 .150 09/15/29 452,850
3,125,000 Energy Transfer LP 3 .750 05/15/30 2,722,167
2,100,000 Energy Transfer LP 5 .750 02/15/33 2,018,653
400,000 Energy Transfer LP 4 .900 03/15/35 351,791
500,000 Energy Transfer LP 5 .800 06/15/38 456,389
140,000 Energy Transfer LP 7 .500 07/01/38 147,003
650,000 Energy Transfer LP 6 .500 02/01/42 621,450
100,000 Energy Transfer LP 6 .100 02/15/42 90,018
200,000 Energy Transfer LP 5 .150 02/01/43 158,938
200,000 Energy Transfer LP 5 .950 10/01/43 175,825
300,000 Energy Transfer LP 5 .300 04/01/44 244,154
100,000 Energy Transfer LP 5 .000 05/15/44 78,183
550,000 Energy Transfer LP 5 .150 03/15/45 443,144
200,000 Energy Transfer LP 5 .350 05/15/45 164,000
625,000 Energy Transfer LP 6 .125 12/15/45 555,939
500,000 Energy Transfer LP 5 .300 04/15/47 406,137
1,225,000 Energy Transfer LP 5 .400 10/01/47 1,010,317
1,025,000 Energy Transfer LP 6 .000 06/15/48 909,724
2,750,000 Energy Transfer LP 6 .250 04/15/49 2,523,184
2,175,000 Energy Transfer LP 5 .000 05/15/50 1,706,173
225,000 Enterprise Products Operating LLC 3 .750 02/15/25 218,531
450,000 Enterprise Products Operating LLC 3 .700 02/15/26 431,140
3,065,000 Enterprise Products Operating LLC 3 .950 02/15/27 2,914,108

See Notes to Financial Statements
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
ENERGY—continued
$ 725,000 Enterprise Products Operating LLC 4 .150% 10/16/28 $ 679,711
1,450,000 Enterprise Products Operating LLC 3 .125 07/31/29 1,273,881
750,000 Enterprise Products Operating LLC 2 .800 01/31/30 636,653
1,500,000 Enterprise Products Operating LLC 5 .350 01/31/33 1,466,472
480,000 Enterprise Products Operating LLC 6 .125 10/15/39 479,385
175,000 Enterprise Products Operating LLC 5 .950 02/01/41 172,313
525,000 Enterprise Products Operating LLC 4 .850 08/15/42 452,904
325,000 Enterprise Products Operating LLC 4 .450 02/15/43 265,953
1,775,000 Enterprise Products Operating LLC 4 .850 03/15/44 1,524,124
775,000 Enterprise Products Operating LLC 5 .100 02/15/45 685,743
500,000 Enterprise Products Operating LLC 4 .900 05/15/46 425,776
675,000 Enterprise Products Operating LLC 4 .250 02/15/48 528,430
2,475,000 Enterprise Products Operating LLC 4 .800 02/01/49 2,096,462
950,000 Enterprise Products Operating LLC 4 .200 01/31/50 732,836
775,000 Enterprise Products Operating LLC 3 .700 01/31/51 548,132
1,000,000 Enterprise Products Operating LLC 3 .200 02/15/52 638,476
1,425,000 Enterprise Products Operating LLC 3 .300 02/15/53 927,258
200,000 Enterprise Products Operating LLC 4 .950 10/15/54 168,963
1,625,000 Enterprise Products Operating LLC 3 .950 01/31/60 1,141,076
700,000 Enterprise Products Operating LLC 5 .250 08/16/77 615,989
100,000 Enterprise Products Operating LLC 8 .619 08/16/77 98,784
400,000 Enterprise Products Operating LLC 5 .375 02/15/78 332,590
475,000 EOG Resources, Inc 4 .150 01/15/26 461,238
500,000 EOG Resources, Inc 4 .375 04/15/30 471,336
200,000 EOG Resources, Inc 3 .900 04/01/35 169,583
200,000 EOG Resources, Inc 5 .100 01/15/36 179,658
500,000 EOG Resources, Inc 4 .950 04/15/50 442,381
1,660,000 EQT Corp 6 .125 02/01/25 1,654,275
500,000 Equinor ASA 3 .250 11/10/24 487,323
500,000 Equinor ASA 2 .875 04/06/25 481,430
400,000 Equinor ASA 1 .750 01/22/26 369,162
500,000 Equinor ASA 3 .000 04/06/27 463,695
1,500,000 Equinor ASA 3 .625 09/10/28 1,399,073
300,000 Equinor ASA 3 .125 04/06/30 265,508
1,175,000 Equinor ASA 2 .375 05/22/30 986,588
300,000 Equinor ASA 3 .625 04/06/40 231,517
200,000 Equinor ASA 5 .100 08/17/40 187,412
400,000 Equinor ASA 4 .250 11/23/41 332,939
300,000 Equinor ASA 3 .950 05/15/43 238,317
1,300,000 Equinor ASA 4 .800 11/08/43 1,137,275
750,000 Equinor ASA 3 .250 11/18/49 501,245
1,300,000 Equinor ASA 3 .700 04/06/50 949,070
3,000,000 Exxon Mobil Corp 2 .992 03/19/25 2,896,870
4,177,000 Exxon Mobil Corp 3 .043 03/01/26 3,961,012
1,000,000 Exxon Mobil Corp 2 .275 08/16/26 924,679
1,750,000 Exxon Mobil Corp 3 .294 03/19/27 1,652,485
1,000,000 Exxon Mobil Corp 2 .440 08/16/29 864,920
750,000 Exxon Mobil Corp 3 .482 03/19/30 677,230
750,000 Exxon Mobil Corp 2 .610 10/15/30 633,283
1,000,000 Exxon Mobil Corp 2 .995 08/16/39 729,356
3,250,000 Exxon Mobil Corp 4 .227 03/19/40 2,768,910
500,000 Exxon Mobil Corp 3 .567 03/06/45 369,231
1,225,000 Exxon Mobil Corp 4 .114 03/01/46 983,360
1,400,000 Exxon Mobil Corp 3 .095 08/16/49 926,612
2,100,000 Exxon Mobil Corp 4 .327 03/19/50 1,724,057
2,800,000 Exxon Mobil Corp 3 .452 04/15/51 1,959,083
75,000 Halliburton Co 3 .800 11/15/25 72,516
2,000,000 Halliburton Co 2 .920 03/01/30 1,703,351
500,000 Halliburton Co 4 .850 11/15/35 449,649
125,000 Halliburton Co 6 .700 09/15/38 131,393
125,000 Halliburton Co 7 .450 09/15/39 138,568

Bond Index Fund September 30, 2023

See Notes to Financial Statements
Portfolio of Investments
(continued)
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
ENERGY—continued
$ 750,000 Halliburton Co 4 .750% 08/01/43 $ 613,076
2,825,000 Halliburton Co 5 .000 11/15/45 2,394,711
1,000,000 Helmerich & Payne, Inc 2 .900 09/29/31 790,887
200,000 Hess Corp 3 .500 07/15/24 196,139
2,100,000 Hess Corp 4 .300 04/01/27 1,994,743
200,000 Hess Corp 6 .000 01/15/40 188,320
1,190,000 Hess Corp 5 .600 02/15/41 1,074,534
900,000 Hess Corp 5 .800 04/01/47 820,699
200,000 HF Sinclair Corp 5 .875 04/01/26 199,385
500,000 HF Sinclair Corp 4 .500 10/01/30 440,312
500,000 Kinder Morgan Energy Partners LP 4 .250 09/01/24 491,869
300,000 Kinder Morgan Energy Partners LP 6 .950 01/15/38 308,778
535,000 Kinder Morgan Energy Partners LP 6 .500 09/01/39 516,289
400,000 Kinder Morgan Energy Partners LP 4 .700 11/01/42 310,329
500,000 Kinder Morgan Energy Partners LP 5 .000 03/01/43 404,662
400,000 Kinder Morgan Energy Partners LP 5 .500 03/01/44 340,313
200,000 Kinder Morgan Energy Partners LP 5 .400 09/01/44 168,458
1,500,000 Kinder Morgan, Inc 1 .750 11/15/26 1,334,081
2,825,000 Kinder Morgan, Inc 4 .300 03/01/28 2,658,750
450,000 Kinder Morgan, Inc 2 .000 02/15/31 343,578
300,000 Kinder Morgan, Inc 7 .750 01/15/32 325,325
1,250,000 Kinder Morgan, Inc 4 .800 02/01/33 1,126,926
3,300,000 Kinder Morgan, Inc 5 .300 12/01/34 3,023,066
1,600,000 Kinder Morgan, Inc 5 .550 06/01/45 1,374,973
2,325,000 Kinder Morgan, Inc 5 .200 03/01/48 1,902,084
500,000 Kinder Morgan, Inc 3 .250 08/01/50 297,420
2,500,000 Kinder Morgan, Inc 3 .600 02/15/51 1,587,400
750,000 Kinder Morgan, Inc 5 .450 08/01/52 637,470
900,000 Magellan Midstream Partners LP 5 .000 03/01/26 883,331
475,000 Magellan Midstream Partners LP 3 .250 06/01/30 404,687
225,000 Magellan Midstream Partners LP 4 .250 09/15/46 159,165
425,000 Magellan Midstream Partners LP 4 .200 10/03/47 297,620
525,000 Magellan Midstream Partners LP 4 .850 02/01/49 406,477
1,500,000 Magellan Midstream Partners LP 3 .950 03/01/50 1,003,985
1,475,000 Marathon Oil Corp 4 .400 07/15/27 1,387,356
505,000 Marathon Oil Corp 6 .600 10/01/37 491,835
600,000 Marathon Oil Corp 5 .200 06/01/45 471,808
2,175,000 Marathon Petroleum Corp 3 .625 09/15/24 2,125,701
500,000 Marathon Petroleum Corp 4 .700 05/01/25 489,691
200,000 Marathon Petroleum Corp 3 .800 04/01/28 183,878
800,000 Marathon Petroleum Corp 6 .500 03/01/41 791,366
450,000 Marathon Petroleum Corp 4 .750 09/15/44 356,532
250,000 Marathon Petroleum Corp 5 .850 12/15/45 219,361
600,000 Marathon Petroleum Corp 4 .500 04/01/48 444,743
200,000 Marathon Petroleum Corp 5 .000 09/15/54 154,737
1,000,000 MPLX LP 4 .875 12/01/24 985,826
2,500,000 MPLX LP 4 .875 06/01/25 2,452,163
2,800,000 MPLX LP 1 .750 03/01/26 2,538,902
100,000 MPLX LP 4 .125 03/01/27 94,607
150,000 MPLX LP 4 .250 12/01/27 140,897
475,000 MPLX LP 4 .000 03/15/28 439,413
2,125,000 MPLX LP 2 .650 08/15/30 1,716,016
500,000 MPLX LP 4 .950 09/01/32 455,356
1,000,000 MPLX LP 5 .000 03/01/33 911,237
975,000 MPLX LP 4 .500 04/15/38 790,122
375,000 MPLX LP 5 .200 03/01/47 306,228
700,000 MPLX LP 5 .200 12/01/47 564,436
825,000 MPLX LP 4 .700 04/15/48 625,349
850,000 MPLX LP 5 .500 02/15/49 719,415
1,000,000 MPLX LP 4 .950 03/14/52 782,347
600,000 MPLX LP 5 .650 03/01/53 515,574

See Notes to Financial Statements
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
ENERGY—continued
$ 1,600,000 MPLX LP 4 .900% 04/15/58 $ 1,189,536
500,000 National Oilwell Varco, Inc 3 .600 12/01/29 437,988
800,000 National Oilwell Varco, Inc 3 .950 12/01/42 560,083
1,500,000 Occidental Petroleum Corp 5 .500 12/01/25 1,480,384
1,500,000 Occidental Petroleum Corp 5 .550 03/15/26 1,480,230
1,500,000 Occidental Petroleum Corp 8 .875 07/15/30 1,686,465
2,000,000 Occidental Petroleum Corp 6 .625 09/01/30 2,026,500
1,500,000 Occidental Petroleum Corp 7 .500 05/01/31 1,591,865
3,000,000 Occidental Petroleum Corp 6 .450 09/15/36 2,945,805
1,500,000 Occidental Petroleum Corp 6 .600 03/15/46 1,473,870
100,000 ONEOK, Inc 5 .850 01/15/26 100,067
1,300,000 ONEOK, Inc 4 .000 07/13/27 1,216,405
725,000 ONEOK, Inc 4 .550 07/15/28 682,783
325,000 ONEOK, Inc 4 .350 03/15/29 299,733
500,000 ONEOK, Inc 3 .400 09/01/29 433,920
500,000 ONEOK, Inc 3 .100 03/15/30 418,289
175,000 ONEOK, Inc 6 .350 01/15/31 176,000
825,000 ONEOK, Inc 6 .100 11/15/32 814,573
675,000 ONEOK, Inc 4 .950 07/13/47 533,270
1,350,000 ONEOK, Inc 5 .200 07/15/48 1,104,997
1,000,000 ONEOK, Inc 4 .450 09/01/49 719,216
500,000 ONEOK, Inc 4 .500 03/15/50 362,553
300,000 ONEOK, Inc 7 .150 01/15/51 303,082
1,500,000 Ovintiv, Inc 5 .375 01/01/26 1,478,950
500,000 Ovintiv, Inc 5 .650 05/15/28 489,070
1,000,000 Ovintiv, Inc 6 .250 07/15/33 966,915
1,000,000 Ovintiv, Inc 6 .500 08/15/34 984,870
500,000 Ovintiv, Inc 7 .100 07/15/53 495,646
500,000 Patterson-UTI Energy, Inc 7 .150 10/01/33 501,796
1,000,000 Phillips 66 3 .850 04/09/25 972,624
925,000 Phillips 66 1 .300 02/15/26 836,144
1,000,000 Phillips 66 3 .900 03/15/28 935,381
738,000 Phillips 66 4 .650 11/15/34 663,218
125,000 Phillips 66 5 .875 05/01/42 121,775
2,375,000 Phillips 66 4 .875 11/15/44 2,035,942
825,000 Phillips 66 3 .300 03/15/52 518,341
500,000 Phillips 66 Co 2 .450 12/15/24 479,725
100,000 Phillips 66 Co 3 .550 10/01/26 94,189
1,000,000 Phillips 66 Co 4 .950 12/01/27 979,970
675,000 Phillips 66 Co 3 .750 03/01/28 626,766
500,000 Phillips 66 Co 3 .150 12/15/29 432,500
625,000 Phillips 66 Co 5 .300 06/30/33 598,082
425,000 Phillips 66 Co 4 .680 02/15/45 338,314
350,000 Phillips 66 Co 4 .900 10/01/46 290,399
2,000,000 Pioneer Natural Resources Co 1 .125 01/15/26 1,807,478
350,000 Pioneer Natural Resources Co 5 .100 03/29/26 345,501
750,000 Pioneer Natural Resources Co 2 .150 01/15/31 591,824
575,000 Plains All American Pipeline LP 3 .600 11/01/24 559,402
1,025,000 Plains All American Pipeline LP 4 .650 10/15/25 995,210
2,075,000 Plains All American Pipeline LP 4 .500 12/15/26 1,983,616
1,500,000 Plains All American Pipeline LP 3 .550 12/15/29 1,289,441
1,000,000 Plains All American Pipeline LP 3 .800 09/15/30 858,948
100,000 Plains All American Pipeline LP 6 .650 01/15/37 97,931
250,000 Plains All American Pipeline LP 5 .150 06/01/42 197,794
300,000 Plains All American Pipeline LP 4 .700 06/15/44 221,553
300,000 Plains All American Pipeline LP 4 .900 02/15/45 227,818
1,775,000 Sabine Pass Liquefaction LLC 5 .625 03/01/25 1,763,814
275,000 Sabine Pass Liquefaction LLC 5 .875 06/30/26 274,518
2,675,000 Sabine Pass Liquefaction LLC 5 .000 03/15/27 2,595,063
550,000 Sabine Pass Liquefaction LLC 4 .200 03/15/28 512,426
1,500,000 Sabine Pass Liquefaction LLC 4 .500 05/15/30 1,375,591

Bond Index Fund September 30, 2023

See Notes to Financial Statements
Portfolio of Investments
(continued)
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
ENERGY—continued
$ 1,500,000 Schlumberger Investment S.A. 2 .650% 06/26/30 $ 1,269,821
1,000,000 Schlumberger Investment S.A. 4 .850 05/15/33 944,250
5,075,000 Shell International Finance BV 3 .250 05/11/25 4,902,689
2,075,000 Shell International Finance BV 2 .875 05/10/26 1,957,388
925,000 Shell International Finance BV 2 .500 09/12/26 856,870
1,225,000 Shell International Finance BV 3 .875 11/13/28 1,156,899
4,000,000 Shell International Finance BV 2 .375 11/07/29 3,405,156
1,000,000 Shell International Finance BV 2 .750 04/06/30 860,061
500,000 Shell International Finance BV 4 .125 05/11/35 440,458
350,000 Shell International Finance BV 6 .375 12/15/38 373,255
100,000 Shell International Finance BV 5 .500 03/25/40 97,361
1,500,000 Shell International Finance BV 2 .875 11/26/41 1,017,992
1,200,000 Shell International Finance BV 4 .550 08/12/43 1,018,432
2,025,000 Shell International Finance BV 4 .375 05/11/45 1,661,829
650,000 Shell International Finance BV 4 .000 05/10/46 503,182
3,180,000 Shell International Finance BV 3 .750 09/12/46 2,347,350
1,500,000 Shell International Finance BV 3 .125 11/07/49 971,244
1,500,000 Shell International Finance BV 3 .250 04/06/50 995,993
1,000,000 Shell International Finance BV 3 .000 11/26/51 624,430
400,000 Spectra Energy Partners LP 3 .500 03/15/25 386,123
1,100,000 Spectra Energy Partners LP 3 .375 10/15/26 1,023,268
200,000 Spectra Energy Partners LP 5 .950 09/25/43 183,396
600,000 Spectra Energy Partners LP 4 .500 03/15/45 455,680
250,000 Suncor Energy, Inc 6 .800 05/15/38 253,122
1,625,000 Suncor Energy, Inc 6 .500 06/15/38 1,619,268
1,550,000 Suncor Energy, Inc 4 .000 11/15/47 1,092,364
1,000,000 Suncor Energy, Inc 3 .750 03/04/51 669,257
2,000,000 Targa Resources Corp 5 .200 07/01/27 1,959,845
350,000 Targa Resources Corp 4 .200 02/01/33 297,601
750,000 Targa Resources Corp 6 .125 03/15/33 735,225
575,000 Targa Resources Corp 4 .950 04/15/52 442,248
1,250,000 Targa Resources Corp 6 .250 07/01/52 1,147,814
750,000 Targa Resources Corp 6 .500 02/15/53 715,784
1,000,000 Targa Resources Partners LP 6 .875 01/15/29 1,000,958
1,000,000 Targa Resources Partners LP 5 .500 03/01/30 935,912
1,000,000 Tosco Corp 8 .125 02/15/30 1,123,970
450,000 Total Capital International S.A. 3 .750 04/10/24 445,019
1,300,000 Total Capital International S.A. 2 .829 01/10/30 1,127,515
500,000 TotalEnergies Capital International S.A. 2 .434 01/10/25 480,563
900,000 TotalEnergies Capital International S.A. 3 .455 02/19/29 823,087
775,000 TotalEnergies Capital International S.A. 2 .986 06/29/41 540,121
500,000 TotalEnergies Capital International S.A. 3 .461 07/12/49 347,498
1,500,000 TotalEnergies Capital International S.A. 3 .127 05/29/50 977,650
1,000,000 TotalEnergies Capital International S.A. 3 .386 06/29/60 641,536
1,125,000 TotalEnergies Capital S.A. 3 .883 10/11/28 1,057,267
1,225,000 TransCanada PipeLines Ltd 4 .875 01/15/26 1,199,938
4,000,000 TransCanada PipeLines Ltd 4 .100 04/15/30 3,576,936
1,000,000 TransCanada PipeLines Ltd 2 .500 10/12/31 774,326
1,925,000 TransCanada PipeLines Ltd 4 .625 03/01/34 1,676,853
100,000 TransCanada PipeLines Ltd 6 .200 10/15/37 97,946
500,000 TransCanada PipeLines Ltd 4 .750 05/15/38 417,411
200,000 TransCanada PipeLines Ltd 7 .625 01/15/39 220,483
125,000 TransCanada PipeLines Ltd 6 .100 06/01/40 120,693
1,200,000 TransCanada PipeLines Ltd 5 .000 10/16/43 989,601
750,000 TransCanada PipeLines Ltd 4 .875 05/15/48 604,198
1,425,000 (a) TransCanada PipeLines Ltd 5 .100 03/15/49 1,184,080
700,000 Transcontinental Gas Pipe Line Co LLC 7 .850 02/01/26 727,780
1,200,000 Transcontinental Gas Pipe Line Co LLC 4 .000 03/15/28 1,117,547
500,000 Transcontinental Gas Pipe Line Co LLC 3 .250 05/15/30 428,851
850,000 Transcontinental Gas Pipe Line Co LLC 4 .600 03/15/48 673,297
500,000 Transcontinental Gas Pipe Line Co LLC 3 .950 05/15/50 355,423

See Notes to Financial Statements
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
ENERGY—continued
$ 2,000,000 Vale Overseas Ltd 3 .750% 07/08/30 $ 1,705,051
4,500,000 Vale Overseas Ltd 6 .125 06/12/33 4,345,997
1,164,000 Vale Overseas Ltd 6 .875 11/21/36 1,171,189
750,000 Valero Energy Corp 2 .150 09/15/27 661,182
342,000 Valero Energy Corp 4 .350 06/01/28 323,522
1,500,000 Valero Energy Corp 2 .800 12/01/31 1,197,631
455,000 Valero Energy Corp 7 .500 04/15/32 495,300
850,000 Valero Energy Corp 6 .625 06/15/37 871,361
300,000 Valero Energy Corp 4 .900 03/15/45 245,669
1,500,000 Valero Energy Corp 3 .650 12/01/51 964,516
1,000,000 Valero Energy Corp 4 .000 06/01/52 687,829
300,000 Valero Energy Partners LP 4 .500 03/15/28 285,111
2,000,000 Western Midstream Operating LP 4 .300 02/01/30 1,748,184
925,000 Williams Cos, Inc 4 .000 09/15/25 891,245
1,300,000 Williams Cos, Inc 3 .750 06/15/27 1,208,714
1,300,000 Williams Cos, Inc 5 .300 08/15/28 1,271,581
3,500,000 Williams Cos, Inc 2 .600 03/15/31 2,787,591
1,000,000 Williams Cos, Inc 4 .650 08/15/32 909,669
625,000 Williams Cos, Inc 5 .650 03/15/33 603,932
300,000 Williams Cos, Inc 6 .300 04/15/40 293,805
300,000 Williams Cos, Inc 5 .800 11/15/43 272,686
300,000 Williams Cos, Inc 5 .400 03/04/44 259,303
1,000,000 Williams Cos, Inc 4 .900 01/15/45 804,432
225,000 Williams Cos, Inc 5 .100 09/15/45 189,016
1,700,000 Williams Cos, Inc 4 .850 03/01/48 1,358,161
1,500,000 Williams Cos, Inc 3 .500 10/15/51 956,662
500,000 Williams Cos, Inc 5 .300 08/15/52 424,952
150,000 Williams Partners LP 3 .900 01/15/25 145,969
TOTAL ENERGY 352,838,519
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) - 0 .9%
550,000 Agree LP 2 .000 06/15/28 454,940
150,000 Agree LP 2 .900 10/01/30 120,731
200,000 Agree LP 4 .800 10/01/32 177,143
500,000 Agree LP 2 .600 06/15/33 365,109
100,000 Alexandria Real Estate Equities, Inc 3 .450 04/30/25 96,345
200,000 Alexandria Real Estate Equities, Inc 4 .300 01/15/26 192,634
500,000 Alexandria Real Estate Equities, Inc 3 .800 04/15/26 476,834
200,000 Alexandria Real Estate Equities, Inc 4 .500 07/30/29 185,235
425,000 Alexandria Real Estate Equities, Inc 2 .750 12/15/29 354,162
100,000 Alexandria Real Estate Equities, Inc 4 .700 07/01/30 92,059
275,000 Alexandria Real Estate Equities, Inc 3 .375 08/15/31 230,022
1,500,000 Alexandria Real Estate Equities, Inc 2 .000 05/18/32 1,090,524
450,000 Alexandria Real Estate Equities, Inc 1 .875 02/01/33 318,574
800,000 Alexandria Real Estate Equities, Inc 2 .950 03/15/34 607,483
600,000 Alexandria Real Estate Equities, Inc 4 .750 04/15/35 527,524
500,000 Alexandria Real Estate Equities, Inc 4 .850 04/15/49 390,542
700,000 Alexandria Real Estate Equities, Inc 4 .000 02/01/50 488,265
1,000,000 Alexandria Real Estate Equities, Inc 3 .000 05/18/51 564,217
1,500,000 Alexandria Real Estate Equities, Inc 3 .550 03/15/52 952,336
200,000 Alexandria Real Estate Equities, Inc 5 .150 04/15/53 166,837
500,000 American Homes 4 Rent LP 4 .900 02/15/29 471,800
250,000 American Homes 4 Rent LP 2 .375 07/15/31 190,607
750,000 American Homes 4 Rent LP 3 .625 04/15/32 620,578
250,000 American Homes 4 Rent LP 3 .375 07/15/51 150,043
500,000 American Homes 4 Rent LP 4 .300 04/15/52 361,642
750,000 American Tower Corp 2 .400 03/15/25 711,084
525,000 American Tower Corp 4 .000 06/01/25 508,352
1,350,000 American Tower Corp 1 .300 09/15/25 1,235,306
200,000 American Tower Corp 4 .400 02/15/26 193,638
1,000,000 American Tower Corp 1 .600 04/15/26 897,862

Bond Index Fund September 30, 2023

See Notes to Financial Statements
Portfolio of Investments
(continued)
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS)—continued
$ 1,000,000 American Tower Corp 1 .450% 09/15/26 $ 881,285
425,000 American Tower Corp 3 .375 10/15/26 395,661
750,000 American Tower Corp 2 .750 01/15/27 677,532
500,000 American Tower Corp 3 .125 01/15/27 457,220
500,000 American Tower Corp 3 .650 03/15/27 463,273
150,000 American Tower Corp 3 .550 07/15/27 137,776
1,000,000 American Tower Corp 5 .500 03/15/28 981,088
350,000 American Tower Corp 3 .950 03/15/29 316,588
750,000 American Tower Corp 2 .900 01/15/30 623,114
750,000 American Tower Corp 2 .100 06/15/30 583,706
725,000 American Tower Corp 1 .875 10/15/30 548,624
1,000,000 American Tower Corp 2 .700 04/15/31 793,067
1,000,000 American Tower Corp 2 .300 09/15/31 758,900
500,000 American Tower Corp 4 .050 03/15/32 430,967
1,000,000 American Tower Corp 5 .650 03/15/33 961,267
1,350,000 American Tower Corp 3 .700 10/15/49 882,252
425,000 American Tower Corp 3 .100 06/15/50 247,807
1,000,000 American Tower Corp 2 .950 01/15/51 563,895
200,000 AvalonBay Communities, Inc 3 .500 11/15/24 194,709
200,000 AvalonBay Communities, Inc 2 .950 05/11/26 187,344
100,000 AvalonBay Communities, Inc 2 .900 10/15/26 92,364
1,200,000 AvalonBay Communities, Inc 3 .350 05/15/27 1,108,119
200,000 AvalonBay Communities, Inc 3 .200 01/15/28 182,761
500,000 AvalonBay Communities, Inc 1 .900 12/01/28 421,450
750,000 AvalonBay Communities, Inc 3 .300 06/01/29 663,276
750,000 AvalonBay Communities, Inc 2 .300 03/01/30 614,507
800,000 AvalonBay Communities, Inc 2 .050 01/15/32 620,163
450,000 AvalonBay Communities, Inc 5 .000 02/15/33 428,559
400,000 AvalonBay Communities, Inc 4 .150 07/01/47 300,441
200,000 AvalonBay Communities, Inc 4 .350 04/15/48 151,291
200,000 Boston Properties LP 3 .800 02/01/24 198,151
1,500,000 Boston Properties LP 3 .200 01/15/25 1,437,399
275,000 Boston Properties LP 3 .650 02/01/26 258,024
700,000 Boston Properties LP 2 .750 10/01/26 627,642
500,000 Boston Properties LP 6 .750 12/01/27 502,643
550,000 Boston Properties LP 4 .500 12/01/28 498,002
50,000 Boston Properties LP 3 .400 06/21/29 41,874
750,000 Boston Properties LP 2 .900 03/15/30 593,589
1,000,000 Boston Properties LP 3 .250 01/30/31 786,493
1,000,000 Boston Properties LP 2 .550 04/01/32 721,839
1,000,000 Boston Properties LP 2 .450 10/01/33 682,499
500,000 Boston Properties LP 6 .500 01/15/34 476,485
200,000 Brixmor Operating Partnership LP 3 .850 02/01/25 192,674
225,000 Brixmor Operating Partnership LP 4 .125 06/15/26 211,888
300,000 Brixmor Operating Partnership LP 3 .900 03/15/27 276,327
100,000 Brixmor Operating Partnership LP 2 .250 04/01/28 84,208
600,000 Brixmor Operating Partnership LP 4 .125 05/15/29 534,430
940,000 Brixmor Operating Partnership LP 4 .050 07/01/30 820,623
100,000 Brixmor Operating Partnership LP 2 .500 08/16/31 75,609
100,000 Camden Property Trust 4 .100 10/15/28 93,492
325,000 Camden Property Trust 3 .150 07/01/29 287,928
100,000 Camden Property Trust 2 .800 05/15/30 84,700
500,000 Camden Property Trust 3 .350 11/01/49 330,737
1,000,000 Corporate Office Properties LP 2 .250 03/15/26 900,304
1,000,000 Corporate Office Properties LP 2 .000 01/15/29 783,243
175,000 Corporate Office Properties LP 2 .750 04/15/31 131,347
1,000,000 Crown Castle, Inc 1 .350 07/15/25 921,168
975,000 Crown Castle, Inc 4 .450 02/15/26 944,076
250,000 Crown Castle, Inc 3 .700 06/15/26 236,411
1,500,000 Crown Castle, Inc 1 .050 07/15/26 1,316,215
100,000 Crown Castle, Inc 4 .000 03/01/27 93,880

See Notes to Financial Statements
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS)—continued
$ 525,000 Crown Castle, Inc 3 .650% 09/01/27 $ 481,949
775,000 Crown Castle, Inc 3 .800 02/15/28 710,595
300,000 Crown Castle, Inc 4 .300 02/15/29 277,007
500,000 Crown Castle, Inc 3 .100 11/15/29 425,339
275,000 Crown Castle, Inc 3 .300 07/01/30 232,096
1,050,000 Crown Castle, Inc 2 .250 01/15/31 814,870
1,500,000 Crown Castle, Inc 2 .100 04/01/31 1,144,293
1,000,000 Crown Castle, Inc 2 .500 07/15/31 779,881
1,000,000 Crown Castle, Inc 2 .900 04/01/41 641,938
200,000 Crown Castle, Inc 4 .750 05/15/47 155,397
300,000 Crown Castle, Inc 5 .200 02/15/49 251,078
500,000 Crown Castle, Inc 4 .000 11/15/49 344,894
200,000 Crown Castle, Inc 4 .150 07/01/50 142,145
875,000 Crown Castle, Inc 3 .250 01/15/51 531,614
200,000 CubeSmart LP 3 .125 09/01/26 184,221
600,000 CubeSmart LP 2 .250 12/15/28 501,899
100,000 CubeSmart LP 4 .375 02/15/29 92,489
250,000 CubeSmart LP 3 .000 02/15/30 207,831
450,000 CubeSmart LP 2 .000 02/15/31 338,473
700,000 CubeSmart LP 2 .500 02/15/32 532,526
475,000 Digital Realty Trust LP 3 .700 08/15/27 438,664
1,300,000 Digital Realty Trust LP 5 .550 01/15/28 1,271,348
300,000 Digital Realty Trust LP 4 .450 07/15/28 281,224
1,000,000 (a) Digital Realty Trust LP 3 .600 07/01/29 883,488
1,000,000 EPR Properties 3 .600 11/15/31 741,270
525,000 Equinix, Inc 1 .000 09/15/25 476,958
2,000,000 Equinix, Inc 1 .450 05/15/26 1,785,656
650,000 Equinix, Inc 2 .900 11/18/26 596,667
800,000 Equinix, Inc 1 .550 03/15/28 666,711
2,000,000 Equinix, Inc 2 .000 05/15/28 1,686,683
1,000,000 Equinix, Inc 3 .200 11/18/29 856,337
175,000 Equinix, Inc 2 .150 07/15/30 137,451
1,000,000 Equinix, Inc 2 .500 05/15/31 780,600
1,500,000 Equinix, Inc 3 .400 02/15/52 949,018
700,000 ERP Operating LP 3 .375 06/01/25 672,441
200,000 ERP Operating LP 2 .850 11/01/26 184,865
1,150,000 ERP Operating LP 3 .250 08/01/27 1,051,071
500,000 ERP Operating LP 3 .500 03/01/28 459,261
200,000 ERP Operating LP 4 .150 12/01/28 187,607
750,000 ERP Operating LP 3 .000 07/01/29 654,503
300,000 ERP Operating LP 2 .500 02/15/30 248,333
500,000 ERP Operating LP 1 .850 08/01/31 378,852
425,000 ERP Operating LP 4 .500 07/01/44 337,726
100,000 ERP Operating LP 4 .000 08/01/47 70,738
650,000 Essential Properties LP 2 .950 07/15/31 473,873
400,000 Essex Portfolio LP 3 .500 04/01/25 385,360
100,000 Essex Portfolio LP 3 .375 04/15/26 94,425
200,000 Essex Portfolio LP 3 .625 05/01/27 184,489
900,000 Essex Portfolio LP 4 .000 03/01/29 817,500
325,000 Essex Portfolio LP 3 .000 01/15/30 270,033
750,000 Essex Portfolio LP 1 .650 01/15/31 549,340
1,000,000 Essex Portfolio LP 2 .550 06/15/31 775,348
300,000 Essex Portfolio LP 4 .500 03/15/48 222,408
500,000 Extra Space Storage LP 3 .900 04/01/29 449,087
1,000,000 Extra Space Storage LP 5 .500 07/01/30 966,971
700,000 Extra Space Storage LP 2 .550 06/01/31 544,947
500,000 Extra Space Storage LP 2 .350 03/15/32 377,949
500,000 Federal Realty OP LP 3 .950 01/15/24 496,906
300,000 Federal Realty OP LP 1 .250 02/15/26 269,496
50,000 Federal Realty OP LP 3 .250 07/15/27 45,473
1,000,000 Federal Realty OP LP 5 .375 05/01/28 971,601

Bond Index Fund September 30, 2023

See Notes to Financial Statements
Portfolio of Investments
(continued)
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS)—continued
$ 1,300,000 Federal Realty OP LP 3 .200% 06/15/29 $ 1,113,428
300,000 Federal Realty OP LP 3 .500 06/01/30 255,308
200,000 Federal Realty OP LP 4 .500 12/01/44 147,516
250,000 GLP Capital LP 3 .350 09/01/24 242,868
1,300,000 GLP Capital LP 5 .250 06/01/25 1,273,213
150,000 GLP Capital LP 5 .375 04/15/26 145,437
750,000 GLP Capital LP 5 .750 06/01/28 719,100
500,000 GLP Capital LP 4 .000 01/15/30 424,027
500,000 GLP Capital LP 4 .000 01/15/31 416,258
750,000 GLP Capital LP 3 .250 01/15/32 582,067
800,000 Healthcare Realty Holdings LP 3 .500 08/01/26 743,158
100,000 Healthcare Realty Holdings LP 3 .625 01/15/28 89,034
500,000 Healthcare Realty Holdings LP 3 .100 02/15/30 416,321
100,000 Healthcare Realty Holdings LP 2 .400 03/15/30 77,200
975,000 Healthcare Realty Holdings LP 2 .000 03/15/31 730,727
175,000 Healthcare Realty Holdings LP 2 .050 03/15/31 126,446
100,000 Healthpeak OP LLC 3 .250 07/15/26 93,996
1,500,000 Healthpeak OP LLC 1 .350 02/01/27 1,304,356
325,000 Healthpeak OP LLC 2 .125 12/01/28 272,980
600,000 Healthpeak OP LLC 3 .500 07/15/29 529,248
1,000,000 Healthpeak OP LLC 3 .000 01/15/30 844,871
175,000 Healthpeak OP LLC 2 .875 01/15/31 142,153
30,000 Healthpeak OP LLC 6 .750 02/01/41 29,669
750,000 Healthpeak Properties Interim, Inc 5 .250 12/15/32 697,551
100,000 Highwoods Realty LP 3 .875 03/01/27 91,092
150,000 Highwoods Realty LP 4 .125 03/15/28 134,039
250,000 Highwoods Realty LP 4 .200 04/15/29 211,835
500,000 Highwoods Realty LP 3 .050 02/15/30 384,256
775,000 Highwoods Realty LP 2 .600 02/01/31 556,472
700,000 Host Hotels & Resorts LP 3 .875 04/01/24 691,144
200,000 Host Hotels & Resorts LP 4 .000 06/15/25 192,624
100,000 Host Hotels & Resorts LP 4 .500 02/01/26 95,890
500,000 Host Hotels & Resorts LP 3 .375 12/15/29 420,025
850,000 Host Hotels & Resorts LP 3 .500 09/15/30 704,751
200,000 Host Hotels & Resorts LP 2 .900 12/15/31 153,712
100,000 Hudson Pacific Properties LP 3 .950 11/01/27 78,938
500,000 (a) Hudson Pacific Properties LP 5 .950 02/15/28 417,415
100,000 Hudson Pacific Properties LP 4 .650 04/01/29 75,285
750,000 Hudson Pacific Properties LP 3 .250 01/15/30 510,334
300,000 Invitation Homes Operating Partnership LP 2 .300 11/15/28 251,006
500,000 Invitation Homes Operating Partnership LP 5 .450 08/15/30 476,172
500,000 Invitation Homes Operating Partnership LP 2 .000 08/15/31 370,020
575,000 Invitation Homes Operating Partnership LP 4 .150 04/15/32 494,542
500,000 Invitation Homes Operating Partnership LP 5 .500 08/15/33 466,691
750,000 Invitation Homes Operating Partnership LP 2 .700 01/15/34 547,170
125,000 Kilroy Realty LP 3 .450 12/15/24 120,087
250,000 Kilroy Realty LP 4 .750 12/15/28 227,003
200,000 Kilroy Realty LP 4 .250 08/15/29 171,343
750,000 Kilroy Realty LP 3 .050 02/15/30 589,246
500,000 Kilroy Realty LP 2 .500 11/15/32 341,458
1,000,000 Kilroy Realty LP 2 .650 11/15/33 674,810
625,000 Kimco Realty OP LLC 2 .800 10/01/26 571,618
200,000 Kimco Realty OP LLC 3 .800 04/01/27 185,180
500,000 Kimco Realty OP LLC 1 .900 03/01/28 419,292
750,000 Kimco Realty OP LLC 2 .700 10/01/30 602,705
1,000,000 Kimco Realty OP LLC 2 .250 12/01/31 750,618
500,000 Kimco Realty OP LLC 4 .600 02/01/33 443,282
200,000 Kimco Realty OP LLC 4 .250 04/01/45 144,379
175,000 Kimco Realty OP LLC 4 .125 12/01/46 121,133
100,000 Kimco Realty OP LLC 4 .450 09/01/47 73,897
500,000 Kimco Realty OP LLC 3 .700 10/01/49 327,728

See Notes to Financial Statements
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS)—continued
$ 350,000 Kite Realty Group Trust 4 .750% 09/15/30 $ 311,621
750,000 LXP Industrial Trust 2 .700 09/15/30 580,774
100,000 Mid-America Apartments LP 4 .000 11/15/25 96,744
1,000,000 Mid-America Apartments LP 1 .100 09/15/26 881,002
750,000 Mid-America Apartments LP 3 .600 06/01/27 701,605
200,000 Mid-America Apartments LP 4 .200 06/15/28 187,901
625,000 Mid-America Apartments LP 3 .950 03/15/29 576,831
175,000 Mid-America Apartments LP 2 .750 03/15/30 147,208
250,000 Mid-America Apartments LP 1 .700 02/15/31 191,109
150,000 Mid-America Apartments LP 2 .875 09/15/51 86,304
500,000 National Health Investors, Inc 3 .000 02/01/31 365,560
1,550,000 NNN REIT, Inc 3 .500 10/15/27 1,414,816
300,000 NNN REIT, Inc 2 .500 04/15/30 242,442
200,000 NNN REIT, Inc 5 .600 10/15/33 188,447
500,000 NNN REIT, Inc 3 .100 04/15/50 286,478
1,000,000 NNN REIT, Inc 3 .000 04/15/52 564,094
200,000 OMEGA Healthcare Investors, Inc 4 .500 04/01/27 186,317
825,000 OMEGA Healthcare Investors, Inc 4 .750 01/15/28 763,499
500,000 OMEGA Healthcare Investors, Inc 3 .625 10/01/29 416,807
500,000 OMEGA Healthcare Investors, Inc 3 .375 02/01/31 390,896
1,000,000 OMEGA Healthcare Investors, Inc 3 .250 04/15/33 731,797
200,000 Physicians Realty LP 4 .300 03/15/27 187,976
200,000 Physicians Realty LP 3 .950 01/15/28 180,631
1,000,000 Physicians Realty LP 2 .625 11/01/31 753,164
1,000,000 Piedmont Operating Partnership LP 2 .750 04/01/32 651,615
100,000 Prologis LP 3 .250 10/01/26 94,047
100,000 Prologis LP 4 .375 02/01/29 94,502
500,000 Prologis LP 2 .250 04/15/30 408,044
1,000,000 Prologis LP 1 .625 03/15/31 752,553
100,000 Prologis LP 4 .375 09/15/48 77,322
500,000 Prologis LP 3 .000 04/15/50 304,519
500,000 Prologis LP 2 .125 10/15/50 250,479
100,000 ProLogis LP 3 .250 06/30/26 94,261
1,000,000 ProLogis LP 3 .375 12/15/27 919,448
750,000 ProLogis LP 4 .875 06/15/28 730,773
100,000 ProLogis LP 4 .000 09/15/28 93,299
225,000 ProLogis LP 2 .875 11/15/29 192,979
200,000 ProLogis LP 1 .750 07/01/30 155,454
775,000 ProLogis LP 2 .250 01/15/32 600,392
1,000,000 ProLogis LP 4 .625 01/15/33 925,193
750,000 ProLogis LP 4 .750 06/15/33 690,955
750,000 ProLogis LP 5 .125 01/15/34 708,274
500,000 ProLogis LP 3 .050 03/01/50 306,642
1,250,000 ProLogis LP 5 .250 06/15/53 1,122,938
1,500,000 Public Storage 0 .875 02/15/26 1,346,841
750,000 Public Storage 1 .500 11/09/26 669,984
200,000 Public Storage 3 .094 09/15/27 184,315
750,000 Public Storage 1 .950 11/09/28 635,175
500,000 Public Storage 3 .385 05/01/29 450,618
250,000 Public Storage 2 .250 11/09/31 195,522
1,000,000 Public Storage 5 .100 08/01/33 955,910
1,000,000 Public Storage 5 .350 08/01/53 913,075
200,000 Realty Income Corp 3 .875 04/15/25 194,141
750,000 Realty Income Corp 0 .750 03/15/26 664,194
425,000 Realty Income Corp 4 .875 06/01/26 417,074
200,000 Realty Income Corp 4 .125 10/15/26 191,578
200,000 Realty Income Corp 3 .000 01/15/27 183,336
650,000 Realty Income Corp 3 .950 08/15/27 609,443
1,000,000 Realty Income Corp 3 .400 01/15/28 910,572
1,000,000 Realty Income Corp 3 .650 01/15/28 921,161
500,000 Realty Income Corp 2 .200 06/15/28 427,313

Bond Index Fund September 30, 2023

See Notes to Financial Statements
Portfolio of Investments
(continued)
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS)—continued
$ 750,000 Realty Income Corp 4 .700% 12/15/28 $ 715,151
500,000 Realty Income Corp 3 .250 06/15/29 444,535
500,000 Realty Income Corp 3 .100 12/15/29 432,929
1,000,000 Realty Income Corp 4 .850 03/15/30 942,449
1,500,000 Realty Income Corp 3 .250 01/15/31 1,260,437
750,000 Realty Income Corp 1 .800 03/15/33 526,878
750,000 Realty Income Corp 4 .900 07/15/33 685,322
300,000 Realty Income Corp 4 .650 03/15/47 243,056
375,000 Regency Centers LP 3 .600 02/01/27 350,565
125,000 Regency Centers LP 4 .125 03/15/28 115,672
425,000 Regency Centers LP 2 .950 09/15/29 361,716
500,000 Regency Centers LP 3 .700 06/15/30 435,004
200,000 Regency Centers LP 4 .400 02/01/47 147,487
300,000 Regency Centers LP 4 .650 03/15/49 229,047
500,000 Retail Opportunity Investments Partnership LP 6 .750 10/15/28 493,520
300,000 Sabra Health Care LP 5 .125 08/15/26 287,092
1,000,000 Sabra Health Care LP 3 .200 12/01/31 748,263
500,000 Simon Property Group LP 2 .000 09/13/24 481,334
450,000 Simon Property Group LP 3 .375 10/01/24 438,390
800,000 Simon Property Group LP 3 .500 09/01/25 767,593
625,000 Simon Property Group LP 3 .300 01/15/26 593,182
350,000 Simon Property Group LP 3 .250 11/30/26 325,901
1,000,000 (a) Simon Property Group LP 1 .375 01/15/27 872,913
200,000 Simon Property Group LP 3 .375 06/15/27 184,424
300,000 Simon Property Group LP 3 .375 12/01/27 273,943
1,000,000 Simon Property Group LP 1 .750 02/01/28 848,292
1,750,000 Simon Property Group LP 2 .450 09/13/29 1,455,328
750,000 Simon Property Group LP 2 .650 07/15/30 616,981
1,000,000 Simon Property Group LP 2 .200 02/01/31 773,009
500,000 Simon Property Group LP 2 .250 01/15/32 375,198
1,500,000 Simon Property Group LP 2 .650 02/01/32 1,171,074
1,000,000 Simon Property Group LP 5 .500 03/08/33 948,759
1,500,000 Simon Property Group LP 4 .250 10/01/44 1,102,667
300,000 Simon Property Group LP 4 .250 11/30/46 217,710
500,000 Simon Property Group LP 3 .250 09/13/49 309,539
750,000 Simon Property Group LP 3 .800 07/15/50 509,373
1,000,000 Simon Property Group LP 5 .850 03/08/53 923,242
150,000 SITE Centers Corp 4 .250 02/01/26 140,436
200,000 SITE Centers Corp 4 .700 06/01/27 185,154
300,000 Spirit Realty LP 3 .200 01/15/27 271,777
1,000,000 Spirit Realty LP 2 .100 03/15/28 841,719
500,000 Spirit Realty LP 4 .000 07/15/29 442,314
300,000 Spirit Realty LP 3 .400 01/15/30 251,154
500,000 Spirit Realty LP 3 .200 02/15/31 403,891
500,000 STORE Capital Corp 4 .625 03/15/29 427,677
500,000 STORE Capital Corp 2 .750 11/18/30 358,189
500,000 Sun Communities Operating LP 2 .300 11/01/28 414,967
1,000,000 Sun Communities Operating LP 4 .200 04/15/32 853,190
500,000 Sun Communities Operating LP 5 .700 01/15/33 472,457
100,000 Tanger Properties LP 3 .125 09/01/26 90,363
250,000 Tanger Properties LP 3 .875 07/15/27 220,415
500,000 Tanger Properties LP 2 .750 09/01/31 360,642
200,000 UDR, Inc 3 .500 07/01/27 184,283
200,000 UDR, Inc 3 .500 01/15/28 180,570
600,000 UDR, Inc 3 .200 01/15/30 513,962
1,000,000 UDR, Inc 3 .000 08/15/31 812,119
750,000 UDR, Inc 2 .100 08/01/32 540,863
500,000 UDR, Inc 1 .900 03/15/33 350,932
300,000 UDR, Inc 3 .100 11/01/34 226,133
300,000 Ventas Realty LP 3 .500 04/15/24 295,637
750,000 Ventas Realty LP 2 .650 01/15/25 714,880

See Notes to Financial Statements
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS)—continued
$ 120,000 Ventas Realty LP 4 .125% 01/15/26 $ 114,850
200,000 Ventas Realty LP 3 .250 10/15/26 183,681
1,000,000 Ventas Realty LP 4 .000 03/01/28 917,864
525,000 Ventas Realty LP 4 .400 01/15/29 484,735
350,000 Ventas Realty LP 3 .000 01/15/30 290,457
500,000 Ventas Realty LP 4 .750 11/15/30 457,270
1,025,000 Ventas Realty LP 2 .500 09/01/31 785,300
300,000 Ventas Realty LP 4 .375 02/01/45 215,422
300,000 Ventas Realty LP 4 .875 04/15/49 229,020
1,500,000 VICI Properties LP 4 .375 05/15/25 1,449,783
850,000 VICI Properties LP 4 .750 02/15/28 794,979
750,000 VICI Properties LP 4 .950 02/15/30 686,226
1,000,000 VICI Properties LP 5 .625 05/15/52 828,095
200,000 Vornado Realty LP 3 .500 01/15/25 189,834
275,000 Vornado Realty LP 2 .150 06/01/26 233,791
275,000 Vornado Realty LP 3 .400 06/01/31 199,328
2,000,000 Welltower OP LLC 3 .625 03/15/24 1,977,113
600,000 Welltower OP LLC 4 .250 04/01/26 576,116
500,000 Welltower OP LLC 2 .700 02/15/27 454,537
600,000 Welltower OP LLC 4 .250 04/15/28 558,966
1,000,000 Welltower OP LLC 2 .050 01/15/29 826,568
500,000 Welltower OP LLC 4 .125 03/15/29 456,597
425,000 Welltower OP LLC 3 .100 01/15/30 359,788
400,000 Welltower OP LLC 2 .750 01/15/31 321,511
1,000,000 Welltower OP LLC 2 .800 06/01/31 800,237
500,000 Welltower OP LLC 2 .750 01/15/32 392,441
150,000 Welltower OP LLC 3 .850 06/15/32 127,945
300,000 Welltower OP LLC 4 .950 09/01/48 247,083
1,000,000 Weyerhaeuser Co 4 .750 05/15/26 975,871
500,000 Weyerhaeuser Co 4 .000 11/15/29 450,019
500,000 Weyerhaeuser Co 4 .000 04/15/30 443,153
304,000 Weyerhaeuser Co 7 .375 03/15/32 330,303
300,000 Weyerhaeuser Co 3 .375 03/09/33 245,532
1,375,000 Weyerhaeuser Co 4 .000 03/09/52 995,368
347,000 WP Carey, Inc 4 .000 02/01/25 337,430
1,000,000 WP Carey, Inc 3 .850 07/15/29 883,906
750,000 WP Carey, Inc 2 .400 02/01/31 580,919
500,000 WP Carey, Inc 2 .450 02/01/32 376,874
TOTAL EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) 182,411,246
FINANCIAL SERVICES - 3 .0%
750,000 AerCap Ireland Capital DAC 2 .875 08/14/24 728,468
2,000,000 AerCap Ireland Capital DAC 1 .750 10/29/24 1,906,678
1,675,000 AerCap Ireland Capital DAC 3 .500 01/15/25 1,615,797
300,000 AerCap Ireland Capital DAC 4 .450 10/01/25 288,776
500,000 AerCap Ireland Capital DAC 1 .750 01/30/26 451,235
500,000 AerCap Ireland Capital DAC 4 .450 04/03/26 480,023
2,500,000 AerCap Ireland Capital DAC 2 .450 10/29/26 2,239,239
250,000 AerCap Ireland Capital DAC 3 .650 07/21/27 226,933
1,000,000 AerCap Ireland Capital DAC 4 .625 10/15/27 937,803
200,000 AerCap Ireland Capital DAC 3 .875 01/23/28 181,379
1,000,000 AerCap Ireland Capital DAC 5 .750 06/06/28 976,970
1,450,000 AerCap Ireland Capital DAC 3 .000 10/29/28 1,243,343
700,000 AerCap Ireland Capital DAC 3 .300 01/30/32 556,438
2,000,000 AerCap Ireland Capital DAC 3 .400 10/29/33 1,547,043
800,000 AerCap Ireland Capital DAC 3 .850 10/29/41 567,533
1,000,000 Affiliated Managers Group, Inc 3 .300 06/15/30 829,836
20,000 Ahold Finance USA LLC 6 .875 05/01/29 21,105
500,000 (a) Ally Financial, Inc 5 .800 05/01/25 491,205
1,000,000 Ally Financial, Inc 4 .750 06/09/27 921,818
400,000 (a) Ally Financial, Inc 7 .100 11/15/27 399,949

Bond Index Fund September 30, 2023

See Notes to Financial Statements
Portfolio of Investments
(continued)
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
FINANCIAL SERVICES—continued
$ 1,000,000 Ally Financial, Inc 2 .200% 11/02/28 $ 790,122
1,500,000 Ally Financial, Inc 6 .992 06/13/29 1,467,742
2,000,000 Ally Financial, Inc 8 .000 11/01/31 2,019,270
750,000 American Express Co 3 .000 10/30/24 727,130
1,500,000 American Express Co 3 .950 08/01/25 1,451,050
1,000,000 American Express Co 4 .200 11/06/25 969,601
1,500,000 American Express Co 4 .900 02/13/26 1,471,619
2,500,000 American Express Co 3 .125 05/20/26 2,354,759
2,000,000 American Express Co 1 .650 11/04/26 1,770,108
1,500,000 American Express Co 2 .550 03/04/27 1,352,429
1,500,000 American Express Co 5 .850 11/05/27 1,510,827
575,000 American Express Co 4 .050 05/03/29 535,156
1,000,000 American Express Co 5 .282 07/27/29 974,933
2,700,000 American Express Co 4 .989 05/26/33 2,468,946
1,000,000 American Express Co 4 .420 08/03/33 892,243
3,000,000 American Express Co 5 .043 05/01/34 2,765,853
1,000,000 American Express Co 5 .625 07/28/34 943,918
525,000 American Express Co 4 .050 12/03/42 417,622
1,000,000 American Honda Finance Corp 1 .200 07/08/25 926,294
750,000 American Honda Finance Corp 1 .000 09/10/25 686,971
3,000,000 American Honda Finance Corp 1 .300 09/09/26 2,661,817
100,000 American Honda Finance Corp 2 .300 09/09/26 91,555
1,000,000 American Honda Finance Corp 2 .350 01/08/27 907,241
1,000,000 American Honda Finance Corp 4 .700 01/12/28 971,743
2,000,000 American Honda Finance Corp 5 .125 07/07/28 1,968,758
1,000,000 American Honda Finance Corp 2 .250 01/12/29 855,297
1,000,000 American Honda Finance Corp 4 .600 04/17/30 948,554
1,000,000 American Honda Finance Corp 1 .800 01/13/31 777,020
300,000 Ameriprise Financial, Inc 3 .700 10/15/24 293,726
125,000 Ameriprise Financial, Inc 3 .000 04/02/25 119,896
200,000 Ameriprise Financial, Inc 2 .875 09/15/26 186,335
350,000 Ameriprise Financial, Inc 4 .500 05/13/32 320,926
1,000,000 Ameriprise Financial, Inc 5 .150 05/15/33 944,547
1,000,000 Andrew W Mellon Foundation 0 .947 08/01/27 855,974
850,000 Ares Capital Corp 4 .200 06/10/24 834,586
500,000 Ares Capital Corp 4 .250 03/01/25 480,844
500,000 Ares Capital Corp 3 .250 07/15/25 468,358
1,200,000 Ares Capital Corp 3 .875 01/15/26 1,122,857
1,500,000 Ares Capital Corp 2 .150 07/15/26 1,316,037
350,000 Ares Capital Corp 7 .000 01/15/27 349,996
750,000 Ares Capital Corp 2 .875 06/15/28 627,294
750,000 Ares Capital Corp 3 .200 11/15/31 573,858
525,000 Australia & New Zealand Banking Group Ltd 3 .700 11/16/25 505,002
1,000,000 Banco Bilbao Vizcaya Argentaria S.A. 6 .138 09/14/28 991,076
2,000,000 Bank of Montreal 2 .650 03/08/27 1,799,289
4,000,000 Bank of Montreal 4 .700 09/14/27 3,833,293
2,000,000 Bank of Montreal 5 .203 02/01/28 1,952,167
1,000,000 Bank of Montreal 5 .717 09/25/28 989,374
2,000,000 Bank of Montreal 3 .088 01/10/37 1,490,341
800,000 Bank of New York Mellon Corp 3 .250 09/11/24 780,246
1,750,000 Bank of New York Mellon Corp 2 .100 10/24/24 1,681,453
500,000 Bank of New York Mellon Corp 3 .000 02/24/25 480,933
725,000 Bank of New York Mellon Corp 1 .600 04/24/25 679,469
1,500,000 Bank of New York Mellon Corp 0 .750 01/28/26 1,346,865
500,000 Bank of New York Mellon Corp 2 .800 05/04/26 467,119
1,000,000 Bank of New York Mellon Corp 4 .414 07/24/26 971,665
500,000 Bank of New York Mellon Corp 2 .450 08/17/26 460,140
300,000 Bank of New York Mellon Corp 3 .250 05/16/27 277,459
1,000,000 Bank of New York Mellon Corp 3 .400 01/29/28 919,356
600,000 Bank of New York Mellon Corp 3 .850 04/28/28 562,986
2,000,000 Bank of New York Mellon Corp 1 .650 07/14/28 1,685,190

See Notes to Financial Statements
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
FINANCIAL SERVICES—continued
$ 400,000 Bank of New York Mellon Corp 3 .300% 08/23/29 $ 349,491
1,500,000 Bank of New York Mellon Corp 1 .650 01/28/31 1,154,827
1,000,000 Bank of New York Mellon Corp 1 .800 07/28/31 758,820
1,000,000 Bank of Nova Scotia 5 .250 06/12/28 973,726
2,000,000 Bank of Nova Scotia 4 .850 02/01/30 1,883,384
750,000 Bank of Nova Scotia 4 .588 05/04/37 625,089
1,000,000 Barings BDC, Inc 3 .300 11/23/26 877,386
2,400,000 Berkshire Hathaway, Inc 3 .125 03/15/26 2,289,730
800,000 Berkshire Hathaway, Inc 4 .500 02/11/43 707,878
500,000 BGC Partners, Inc 3 .750 10/01/24 481,138
500,000 (e) BGC Partners, Inc 8 .000 05/25/28 492,193
1,000,000 BlackRock TCP Capital Corp 2 .850 02/09/26 901,278
850,000 BlackRock, Inc 3 .250 04/30/29 767,255
1,450,000 BlackRock, Inc 1 .900 01/28/31 1,145,855
2,000,000 BlackRock, Inc 2 .100 02/25/32 1,545,521
1,000,000 BlackRock, Inc 4 .750 05/25/33 938,464
750,000 Blackstone Secured Lending Fund 3 .625 01/15/26 692,877
1,400,000 Blackstone Secured Lending Fund 2 .750 09/16/26 1,230,669
1,000,000 Blackstone Secured Lending Fund 2 .125 02/15/27 847,834
500,000 Blue Owl Capital Corp 4 .000 03/30/25 475,417
500,000 Blue Owl Capital Corp 3 .750 07/22/25 468,467
1,000,000 Blue Owl Capital Corp 4 .250 01/15/26 935,537
750,000 Blue Owl Capital Corp 3 .400 07/15/26 672,422
1,000,000 Blue Owl Capital Corp 2 .875 06/11/28 822,275
1,000,000 Blue Owl Credit Income Corp 5 .500 03/21/25 967,303
1,000,000 Blue Owl Credit Income Corp 4 .700 02/08/27 909,970
700,000 (e) Blue Owl Credit Income Corp 7 .950 06/13/28 693,875
300,000 BPCE S.A. 3 .375 12/02/26 277,682
300,000 Brookfield Asset Management, Inc 4 .000 01/15/25 291,712
1,000,000 Brookfield Capital Finance LLC 6 .087 06/14/33 971,728
1,000,000 Brookfield Finance I UK PLC 2 .340 01/30/32 750,590
1,000,000 Brookfield Finance LLC 3 .450 04/15/50 607,443
200,000 Brookfield Finance, Inc 4 .250 06/02/26 191,785
600,000 Brookfield Finance, Inc 3 .900 01/25/28 552,632
600,000 Brookfield Finance, Inc 4 .850 03/29/29 567,903
725,000 Brookfield Finance, Inc 4 .700 09/20/47 564,677
1,000,000 Brookfield Finance, Inc 3 .500 03/30/51 621,980
1,000,000 Brookfield Finance, Inc 3 .625 02/15/52 620,870
1,000,000 Canadian Imperial Bank of Commerce 3 .945 08/04/25 965,447
1,500,000 Canadian Imperial Bank of Commerce 3 .450 04/07/27 1,384,904
1,500,000 Canadian Imperial Bank of Commerce 5 .001 04/28/28 1,440,103
1,500,000 Canadian Imperial Bank of Commerce 5 .986 10/03/28 1,496,653
1,500,000 (a) Canadian Imperial Bank of Commerce 3 .600 04/07/32 1,276,453
350,000 Canadian Imperial Bank of Commerce 6 .092 10/03/33 347,677
300,000 Capital One Financial Corp 3 .900 01/29/24 297,710
750,000 Capital One Financial Corp 3 .300 10/30/24 726,091
125,000 Capital One Financial Corp 3 .200 02/05/25 119,752
625,000 Capital One Financial Corp 4 .250 04/30/25 605,318
850,000 Capital One Financial Corp 4 .200 10/29/25 810,513
750,000 Capital One Financial Corp 4 .985 07/24/26 727,690
700,000 Capital One Financial Corp 3 .750 07/28/26 649,019
1,075,000 Capital One Financial Corp 3 .750 03/09/27 983,941
1,000,000 Capital One Financial Corp 3 .650 05/11/27 914,197
1,000,000 Capital One Financial Corp 1 .878 11/02/27 870,247
2,700,000 Capital One Financial Corp 3 .800 01/31/28 2,435,171
1,400,000 Capital One Financial Corp 4 .927 05/10/28 1,328,681
2,000,000 Capital One Financial Corp 5 .468 02/01/29 1,903,802
1,000,000 Capital One Financial Corp 6 .312 06/08/29 977,297
2,000,000 Capital One Financial Corp 3 .273 03/01/30 1,672,999
750,000 Capital One Financial Corp 5 .247 07/26/30 695,262
2,525,000 Capital One Financial Corp 2 .359 07/29/32 1,730,275

Bond Index Fund September 30, 2023

See Notes to Financial Statements
Portfolio of Investments
(continued)
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
FINANCIAL SERVICES—continued
$ 1,000,000 Capital One Financial Corp 2 .618% 11/02/32 $ 732,778
1,000,000 Capital One Financial Corp 5 .817 02/01/34 901,199
1,000,000 Capital One Financial Corp 6 .377 06/08/34 943,716
450,000 Cboe Global Markets, Inc 3 .650 01/12/27 426,783
1,000,000 Cboe Global Markets, Inc 1 .625 12/15/30 765,905
500,000 Cboe Global Markets, Inc 3 .000 03/16/32 409,137
1,000,000 Celanese US Holdings LLC 6 .350 11/15/28 987,432
1,000,000 Celanese US Holdings LLC 6 .550 11/15/30 978,630
1,000,000 Celanese US Holdings LLC 6 .700 11/15/33 973,414
300,000 Charles Schwab Corp 3 .750 04/01/24 296,555
200,000 Charles Schwab Corp 3 .000 03/10/25 191,607
350,000 Charles Schwab Corp 3 .625 04/01/25 338,557
1,250,000 Charles Schwab Corp 3 .850 05/21/25 1,207,792
1,500,000 Charles Schwab Corp 0 .900 03/11/26 1,329,656
1,500,000 Charles Schwab Corp 1 .150 05/13/26 1,328,602
1,000,000 Charles Schwab Corp 5 .875 08/24/26 996,707
500,000 Charles Schwab Corp 3 .200 03/02/27 457,877
350,000 Charles Schwab Corp 2 .450 03/03/27 311,760
525,000 Charles Schwab Corp 3 .300 04/01/27 481,553
200,000 Charles Schwab Corp 3 .200 01/25/28 179,617
2,000,000 Charles Schwab Corp 2 .000 03/20/28 1,687,702
300,000 Charles Schwab Corp 4 .000 02/01/29 276,281
1,000,000 Charles Schwab Corp 5 .643 05/19/29 979,423
500,000 Charles Schwab Corp 2 .750 10/01/29 420,761
1,500,000 Charles Schwab Corp 1 .650 03/11/31 1,110,020
1,500,000 Charles Schwab Corp 2 .300 05/13/31 1,160,147
1,000,000 Charles Schwab Corp 1 .950 12/01/31 734,877
1,000,000 Charles Schwab Corp 2 .900 03/03/32 789,867
750,000 Charles Schwab Corp 6 .136 08/24/34 729,567
1,500,000 CI Financial Corp 3 .200 12/17/30 1,137,754
1,000,000 CI Financial Corp 4 .100 06/15/51 578,806
475,000 CME Group, Inc 3 .000 03/15/25 457,628
500,000 CME Group, Inc 3 .750 06/15/28 472,212
1,500,000 CME Group, Inc 2 .650 03/15/32 1,222,237
400,000 CME Group, Inc 5 .300 09/15/43 383,625
500,000 CME Group, Inc 4 .150 06/15/48 408,886
600,000 Cooperatieve Rabobank UA 4 .375 08/04/25 578,995
550,000 Cooperatieve Rabobank UA 5 .250 05/24/41 526,206
1,400,000 Cooperatieve Rabobank UA 5 .750 12/01/43 1,290,854
600,000 Cooperatieve Rabobank UA 5 .250 08/04/45 515,112
2,000,000 Credit Suisse AG. 0 .495 02/02/24 1,961,116
2,900,000 Credit Suisse AG. 3 .625 09/09/24 2,822,416
500,000 Credit Suisse AG. 2 .950 04/09/25 475,097
1,000,000 Credit Suisse AG. 1 .250 08/07/26 873,961
1,350,000 Credit Suisse AG. 5 .000 07/09/27 1,296,779
2,000,000 Credit Suisse AG. 7 .500 02/15/28 2,092,052
525,000 Deutsche Bank AG. 3 .700 05/30/24 514,296
2,000,000 Deutsche Bank AG. 1 .447 04/01/25 1,944,205
1,000,000 Deutsche Bank AG. 4 .162 05/13/25 969,675
1,000,000 Deutsche Bank AG. 3 .961 11/26/25 965,804
1,800,000 Deutsche Bank AG. 4 .100 01/13/26 1,706,427
2,000,000 Deutsche Bank AG. 1 .686 03/19/26 1,811,356
2,000,000 Deutsche Bank AG. 6 .119 07/14/26 1,978,475
2,000,000 Deutsche Bank AG. 2 .129 11/24/26 1,808,701
600,000 Deutsche Bank AG. 7 .146 07/13/27 604,062
1,050,000 Deutsche Bank AG. 2 .311 11/16/27 914,323
800,000 Deutsche Bank AG. 6 .720 01/18/29 795,245
825,000 Deutsche Bank AG. 3 .547 09/18/31 665,119
1,000,000 Deutsche Bank AG. 3 .729 01/14/32 744,394
1,000,000 Deutsche Bank AG. 3 .742 01/07/33 717,594
2,500,000 Deutsche Bank AG. 7 .079 02/10/34 2,259,354

See Notes to Financial Statements
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
FINANCIAL SERVICES—continued
$ 700,000 Discover Financial Services 3 .950% 11/06/24 $ 680,735
200,000 Discover Financial Services 4 .500 01/30/26 191,273
350,000 Discover Financial Services 4 .100 02/09/27 319,799
500,000 Discover Financial Services 6 .700 11/29/32 483,315
200,000 Eaton Vance Corp 3 .500 04/06/27 185,800
750,000 Equitable Holdings, Inc 5 .594 01/11/33 710,284
1,000,000 FactSet Research Systems, Inc 2 .900 03/01/27 911,886
1,500,000 Fidelity National Information Services, Inc 1 .150 03/01/26 1,343,867
500,000 Fidelity National Information Services, Inc 4 .700 07/15/27 484,641
825,000 Fidelity National Information Services, Inc 2 .250 03/01/31 645,254
500,000 (a) Fidelity National Information Services, Inc 5 .100 07/15/32 472,215
425,000 Fidelity National Information Services, Inc 3 .100 03/01/41 281,766
500,000 Fidelity National Information Services, Inc 5 .625 07/15/52 453,954
2,000,000 Fiserv, Inc 2 .750 07/01/24 1,951,850
1,675,000 Fiserv, Inc 3 .850 06/01/25 1,619,046
900,000 Fiserv, Inc 3 .200 07/01/26 841,514
1,000,000 Fiserv, Inc 5 .450 03/02/28 991,209
1,125,000 Fiserv, Inc 3 .500 07/01/29 1,003,669
2,175,000 Fiserv, Inc 2 .650 06/01/30 1,786,677
2,300,000 Fiserv, Inc 4 .400 07/01/49 1,761,889
750,000 Ford Foundation 2 .415 06/01/50 436,119
525,000 Ford Foundation 2 .815 06/01/70 288,470
200,000 Franklin Resources, Inc 2 .850 03/30/25 191,034
1,500,000 Franklin Resources, Inc 1 .600 10/30/30 1,138,527
500,000 Franklin Resources, Inc 2 .950 08/12/51 284,155
750,000 FS KKR Capital Corp 4 .125 02/01/25 720,534
750,000 FS KKR Capital Corp 3 .400 01/15/26 687,290
1,000,000 FS KKR Capital Corp 2 .625 01/15/27 856,344
1,500,000 FS KKR Capital Corp 3 .125 10/12/28 1,220,609
500,000 GE Capital Funding LLC 3 .450 05/15/25 479,754
1,608,000 GE Capital Funding LLC 4 .550 05/15/32 1,482,064
125,000 General Motors Financial Co, Inc 4 .000 01/15/25 121,403
3,175,000 General Motors Financial Co, Inc 4 .350 04/09/25 3,087,029
450,000 General Motors Financial Co, Inc 4 .300 07/13/25 434,381
500,000 General Motors Financial Co, Inc 1 .250 01/08/26 446,887
275,000 General Motors Financial Co, Inc 5 .250 03/01/26 268,656
525,000 General Motors Financial Co, Inc 4 .000 10/06/26 491,930
1,400,000 General Motors Financial Co, Inc 4 .350 01/17/27 1,317,862
1,000,000 General Motors Financial Co, Inc 2 .350 02/26/27 881,323
1,000,000 General Motors Financial Co, Inc 2 .700 08/20/27 877,215
1,100,000 General Motors Financial Co, Inc 3 .850 01/05/28 998,285
2,000,000 General Motors Financial Co, Inc 2 .400 04/10/28 1,701,454
1,000,000 General Motors Financial Co, Inc 5 .800 06/23/28 976,922
1,850,000 General Motors Financial Co, Inc 2 .400 10/15/28 1,533,725
2,400,000 General Motors Financial Co, Inc 5 .650 01/17/29 2,327,512
1,000,000 General Motors Financial Co, Inc 4 .300 04/06/29 897,132
1,500,000 General Motors Financial Co, Inc 3 .600 06/21/30 1,255,422
2,000,000 General Motors Financial Co, Inc 2 .350 01/08/31 1,512,779
1,000,000 General Motors Financial Co, Inc 3 .100 01/12/32 773,682
2,500,000 (a) General Motors Financial Co, Inc 6 .400 01/09/33 2,441,512
575,000 Global Payments, Inc 2 .650 02/15/25 547,835
2,500,000 Global Payments, Inc 1 .200 03/01/26 2,229,701
300,000 Global Payments, Inc 4 .800 04/01/26 290,882
1,000,000 Global Payments, Inc 2 .150 01/15/27 881,623
500,000 Global Payments, Inc 4 .950 08/15/27 480,527
500,000 Global Payments, Inc 4 .450 06/01/28 463,520
475,000 Global Payments, Inc 3 .200 08/15/29 403,948
500,000 Global Payments, Inc 5 .300 08/15/29 476,823
325,000 Global Payments, Inc 2 .900 05/15/30 266,444
500,000 Global Payments, Inc 5 .400 08/15/32 468,676
1,250,000 Global Payments, Inc 4 .150 08/15/49 858,388

Bond Index Fund September 30, 2023

See Notes to Financial Statements
Portfolio of Investments
(continued)
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
FINANCIAL SERVICES—continued
$ 500,000 Global Payments, Inc 5 .950% 08/15/52 $ 448,287
500,000 (a) Goldman Sachs BDC, Inc 3 .750 02/10/25 482,225
500,000 Goldman Sachs BDC, Inc 2 .875 01/15/26 461,338
600,000 Goldman Sachs Group, Inc 3 .500 01/23/25 580,258
250,000 Goldman Sachs Group, Inc 3 .500 04/01/25 240,718
1,100,000 Goldman Sachs Group, Inc 3 .750 05/22/25 1,060,184
2,375,000 Goldman Sachs Group, Inc 3 .272 09/29/25 2,301,360
575,000 Goldman Sachs Group, Inc 4 .250 10/21/25 554,107
700,000 Goldman Sachs Group, Inc 0 .855 02/12/26 648,704
1,125,000 Goldman Sachs Group, Inc 3 .750 02/25/26 1,069,457
1,000,000 Goldman Sachs Group, Inc 5 .798 08/10/26 992,353
425,000 Goldman Sachs Group, Inc 3 .500 11/16/26 395,256
2,700,000 Goldman Sachs Group, Inc 1 .093 12/09/26 2,415,786
125,000 Goldman Sachs Group, Inc 5 .950 01/15/27 124,566
3,950,000 Goldman Sachs Group, Inc 3 .850 01/26/27 3,704,725
2,600,000 Goldman Sachs Group, Inc 1 .431 03/09/27 2,314,753
2,000,000 Goldman Sachs Group, Inc 4 .387 06/15/27 1,924,508
5,000,000 Goldman Sachs Group, Inc 1 .542 09/10/27 4,377,972
6,500,000 Goldman Sachs Group, Inc 1 .948 10/21/27 5,739,193
2,000,000 Goldman Sachs Group, Inc 2 .640 02/24/28 1,783,409
3,000,000 Goldman Sachs Group, Inc 3 .615 03/15/28 2,768,022
4,475,000 Goldman Sachs Group, Inc 3 .691 06/05/28 4,124,125
2,000,000 Goldman Sachs Group, Inc 4 .482 08/23/28 1,893,022
8,525,000 Goldman Sachs Group, Inc 3 .814 04/23/29 7,741,008
2,550,000 Goldman Sachs Group, Inc 4 .223 05/01/29 2,358,824
2,500,000 Goldman Sachs Group, Inc 2 .600 02/07/30 2,047,500
2,500,000 Goldman Sachs Group, Inc 3 .800 03/15/30 2,206,021
5,000,000 Goldman Sachs Group, Inc 1 .992 01/27/32 3,748,114
2,050,000 Goldman Sachs Group, Inc 2 .615 04/22/32 1,601,207
2,550,000 Goldman Sachs Group, Inc 2 .383 07/21/32 1,942,051
1,500,000 Goldman Sachs Group, Inc 2 .650 10/21/32 1,157,801
2,000,000 Goldman Sachs Group, Inc 3 .102 02/24/33 1,599,414
900,000 Goldman Sachs Group, Inc 6 .750 10/01/37 911,382
2,425,000 Goldman Sachs Group, Inc 4 .017 10/31/38 1,908,899
4,525,000 Goldman Sachs Group, Inc 4 .411 04/23/39 3,724,374
2,475,000 Goldman Sachs Group, Inc 6 .250 02/01/41 2,496,287
1,900,000 Goldman Sachs Group, Inc 3 .210 04/22/42 1,288,021
2,000,000 Goldman Sachs Group, Inc 3 .436 02/24/43 1,379,371
1,225,000 Goldman Sachs Group, Inc 4 .800 07/08/44 1,019,093
1,650,000 Goldman Sachs Group, Inc 5 .150 05/22/45 1,413,913
200,000 Goldman Sachs Group, Inc 4 .750 10/21/45 168,305
1,250,000 Golub Capital BDC, Inc 2 .500 08/24/26 1,095,506
1,000,000 Golub Capital BDC, Inc 2 .050 02/15/27 842,163
1,000,000 Hercules Capital, Inc 3 .375 01/20/27 874,346
200,000 ING Groep NV 6 .114 09/11/34 194,222
825,000 Intercontinental Exchange, Inc 3 .750 12/01/25 793,031
1,000,000 Intercontinental Exchange, Inc 3 .100 09/15/27 916,684
500,000 Intercontinental Exchange, Inc 4 .000 09/15/27 472,570
500,000 Intercontinental Exchange, Inc 3 .750 09/21/28 462,463
1,500,000 Intercontinental Exchange, Inc 4 .350 06/15/29 1,410,493
1,500,000 Intercontinental Exchange, Inc 2 .100 06/15/30 1,199,581
1,000,000 Intercontinental Exchange, Inc 1 .850 09/15/32 731,413
2,000,000 Intercontinental Exchange, Inc 4 .600 03/15/33 1,834,102
775,000 Intercontinental Exchange, Inc 2 .650 09/15/40 506,369
575,000 Intercontinental Exchange, Inc 4 .250 09/21/48 449,397
1,000,000 Intercontinental Exchange, Inc 3 .000 06/15/50 621,919
1,000,000 Intercontinental Exchange, Inc 4 .950 06/15/52 867,652
1,000,000 Intercontinental Exchange, Inc 3 .000 09/15/60 566,166
2,000,000 Intercontinental Exchange, Inc 5 .200 06/15/62 1,749,162
1,500,000 International Finance Corp 4 .500 07/13/28 1,482,283
800,000 Invesco Finance plc 3 .750 01/15/26 765,620

See Notes to Financial Statements
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
FINANCIAL SERVICES—continued
$ 300,000 Janus Henderson US Holdings, Inc 4 .875% 08/01/25 $ 293,127
1,000,000 Jefferies Financial Group, Inc 4 .850 01/15/27 959,680
1,000,000 Jefferies Financial Group, Inc 4 .150 01/23/30 883,316
1,000,000 Jefferies Financial Group, Inc 2 .625 10/15/31 759,914
1,000,000 Jefferies Financial Group, Inc 2 .750 10/15/32 746,403
600,000 Jefferies Group, Inc 6 .450 06/08/27 604,011
5,000,000 Kreditanstalt fuer Wiederaufbau 4 .625 08/07/26 4,958,124
3,000,000 Kreditanstalt fuer Wiederaufbau 4 .125 07/15/33 2,851,574
2,000,000 Landwirtschaftliche Rentenbank 3 .875 06/14/28 1,927,372
150,000 Lazard Group LLC 3 .750 02/13/25 144,870
200,000 Lazard Group LLC 3 .625 03/01/27 183,361
325,000 Lazard Group LLC 4 .500 09/19/28 302,156
425,000 Lazard Group LLC 4 .375 03/11/29 391,398
400,000 Legg Mason, Inc 5 .625 01/15/44 367,667
1,250,000 Lloyds Banking Group plc 4 .976 08/11/33 1,109,284
1,500,000 Lloyds Banking Group plc 7 .953 11/15/33 1,551,492
1,250,000 Main Street Capital Corp 3 .000 07/14/26 1,104,496
1,000,000 Mastercard, Inc 2 .000 03/03/25 953,026
425,000 Mastercard, Inc 2 .950 11/21/26 397,973
750,000 Mastercard, Inc 3 .500 02/26/28 702,321
1,000,000 Mastercard, Inc 2 .950 06/01/29 890,109
625,000 Mastercard, Inc 1 .900 03/15/31 496,456
1,500,000 Mastercard, Inc 2 .000 11/18/31 1,176,656
200,000 Mastercard, Inc 3 .800 11/21/46 154,310
300,000 Mastercard, Inc 3 .950 02/26/48 237,527
1,000,000 Mastercard, Inc 3 .650 06/01/49 742,762
1,350,000 Mastercard, Inc 3 .850 03/26/50 1,039,680
850,000 Mastercard, Inc 2 .950 03/15/51 550,858
1,200,000 Moody's Corp 3 .250 01/15/28 1,100,249
300,000 Moody's Corp 4 .250 02/01/29 283,464
500,000 Moody's Corp 4 .250 08/08/32 453,712
1,000,000 Moody's Corp 2 .750 08/19/41 650,183
200,000 Moody's Corp 5 .250 07/15/44 180,898
300,000 Moody's Corp 4 .875 12/17/48 256,483
750,000 Moody's Corp 3 .250 05/20/50 480,676
1,000,000 Moody's Corp 3 .750 02/25/52 707,544
1,000,000 Moody's Corp 3 .100 11/29/61 580,818
4,092,000 Morgan Stanley 3 .700 10/23/24 3,998,410
2,000,000 Morgan Stanley 3 .620 04/17/25 1,968,512
6,000,000 Morgan Stanley 0 .790 05/30/25 5,763,243
1,025,000 Morgan Stanley 2 .720 07/22/25 994,743
500,000 Morgan Stanley 4 .000 07/23/25 483,352
950,000 Morgan Stanley 5 .000 11/24/25 931,129
575,000 Morgan Stanley 3 .875 01/27/26 549,731
4,000,000 Morgan Stanley 2 .630 02/18/26 3,807,318
2,000,000 Morgan Stanley 4 .679 07/17/26 1,948,341
500,000 Morgan Stanley 3 .125 07/27/26 464,398
400,000 Morgan Stanley 4 .350 09/08/26 381,392
5,000,000 Morgan Stanley 0 .985 12/10/26 4,460,761
2,750,000 Morgan Stanley 3 .625 01/20/27 2,567,221
2,000,000 Morgan Stanley 5 .050 01/28/27 1,960,463
1,975,000 Morgan Stanley 3 .950 04/23/27 1,834,429
4,975,000 Morgan Stanley 1 .593 05/04/27 4,428,149
3,325,000 Morgan Stanley 1 .512 07/20/27 2,937,941
2,000,000 Morgan Stanley 4 .210 04/20/28 1,880,563
1,575,000 Morgan Stanley 3 .591 07/22/28 1,436,998
1,500,000 Morgan Stanley 6 .296 10/18/28 1,511,506
2,850,000 Morgan Stanley 3 .772 01/24/29 2,598,785
4,000,000 Morgan Stanley 5 .123 02/01/29 3,852,063
2,500,000 Morgan Stanley 5 .164 04/20/29 2,405,137
2,225,000 Morgan Stanley 5 .449 07/20/29 2,168,193

Bond Index Fund September 30, 2023

See Notes to Financial Statements
Portfolio of Investments
(continued)
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
FINANCIAL SERVICES—continued
$ 3,475,000 Morgan Stanley 4 .431% 01/23/30 $ 3,214,877
5,000,000 Morgan Stanley 2 .699 01/22/31 4,088,054
1,500,000 Morgan Stanley 3 .622 04/01/31 1,292,211
5,000,000 Morgan Stanley 1 .794 02/13/32 3,702,739
150,000 Morgan Stanley 7 .250 04/01/32 164,325
2,500,000 Morgan Stanley 1 .928 04/28/32 1,856,998
4,000,000 Morgan Stanley 2 .239 07/21/32 3,014,745
3,500,000 Morgan Stanley 2 .511 10/20/32 2,676,668
3,000,000 Morgan Stanley 2 .943 01/21/33 2,362,524
2,000,000 Morgan Stanley 4 .889 07/20/33 1,817,252
1,500,000 Morgan Stanley 6 .342 10/18/33 1,508,549
2,500,000 Morgan Stanley 5 .250 04/21/34 2,321,200
2,025,000 Morgan Stanley 5 .424 07/21/34 1,910,166
1,300,000 Morgan Stanley 2 .484 09/16/36 944,303
2,000,000 Morgan Stanley 5 .297 04/20/37 1,782,032
950,000 Morgan Stanley 5 .948 01/19/38 887,942
1,725,000 Morgan Stanley 3 .971 07/22/38 1,368,243
2,675,000 Morgan Stanley 4 .457 04/22/39 2,233,634
1,525,000 Morgan Stanley 3 .217 04/22/42 1,050,719
275,000 Morgan Stanley 6 .375 07/24/42 284,615
1,175,000 Morgan Stanley 4 .300 01/27/45 928,375
2,200,000 Morgan Stanley 4 .375 01/22/47 1,740,140
900,000 Morgan Stanley 5 .597 03/24/51 843,197
1,425,000 Morgan Stanley 2 .802 01/25/52 829,595
400,000 NASDAQ, Inc 3 .850 06/30/26 381,372
1,500,000 NASDAQ, Inc 5 .350 06/28/28 1,472,596
500,000 (a) NASDAQ, Inc 1 .650 01/15/31 377,575
1,500,000 NASDAQ, Inc 5 .550 02/15/34 1,431,679
500,000 NASDAQ, Inc 2 .500 12/21/40 307,492
500,000 NASDAQ, Inc 3 .250 04/28/50 312,299
500,000 NASDAQ, Inc 3 .950 03/07/52 348,964
900,000 NASDAQ, Inc 5 .950 08/15/53 840,673
400,000 NASDAQ, Inc 6 .100 06/28/63 371,995
200,000 National Rural Utilities Cooperative Finance Corp 3 .400 11/15/23 199,479
400,000 National Rural Utilities Cooperative Finance Corp 2 .850 01/27/25 385,635
1,000,000 National Rural Utilities Cooperative Finance Corp 3 .450 06/15/25 962,182
200,000 National Rural Utilities Cooperative Finance Corp 3 .250 11/01/25 190,807
1,000,000 National Rural Utilities Cooperative Finance Corp 1 .000 06/15/26 888,831
1,500,000 National Rural Utilities Cooperative Finance Corp 4 .800 03/15/28 1,462,692
1,000,000 National Rural Utilities Cooperative Finance Corp 5 .050 09/15/28 982,396
200,000 National Rural Utilities Cooperative Finance Corp 3 .900 11/01/28 186,364
300,000 National Rural Utilities Cooperative Finance Corp 3 .700 03/15/29 273,862
1,000,000 National Rural Utilities Cooperative Finance Corp 2 .400 03/15/30 820,177
1,000,000 National Rural Utilities Cooperative Finance Corp 1 .350 03/15/31 732,366
1,000,000 National Rural Utilities Cooperative Finance Corp 1 .650 06/15/31 743,251
400,000 National Rural Utilities Cooperative Finance Corp 4 .150 12/15/32 356,039
1,500,000 National Rural Utilities Cooperative Finance Corp 5 .800 01/15/33 1,497,801
375,000 (c) National Rural Utilities Cooperative Finance Corp CME Term SOFR 3 Month +
3.172%
8 .541 04/30/43 368,440
200,000 National Rural Utilities Cooperative Finance Corp 5 .250 04/20/46 189,599
200,000 National Rural Utilities Cooperative Finance Corp 4 .400 11/01/48 156,177
550,000 National Rural Utilities Cooperative Finance Corp 4 .300 03/15/49 421,851
500,000 National Rural Utilities Cooperative Finance Corp 7 .125 09/15/53 506,810
1,000,000 Nomura Holdings, Inc 1 .851 07/16/25 925,192
1,000,000 Nomura Holdings, Inc 1 .653 07/14/26 883,643
1,000,000 Nomura Holdings, Inc 2 .329 01/22/27 879,938
500,000 Nomura Holdings, Inc 5 .386 07/06/27 485,013
1,000,000 Nomura Holdings, Inc 5 .842 01/18/28 985,601
1,000,000 Nomura Holdings, Inc 6 .070 07/12/28 988,857
1,000,000 Nomura Holdings, Inc 2 .172 07/14/28 829,710
1,000,000 Nomura Holdings, Inc 2 .710 01/22/29 836,433
500,000 Nomura Holdings, Inc 5 .605 07/06/29 484,354

See Notes to Financial Statements
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
FINANCIAL SERVICES—continued
$ 1,500,000 Nomura Holdings, Inc 3 .103% 01/16/30 $ 1,243,141
500,000 Nomura Holdings, Inc 2 .679 07/16/30 396,994
1,500,000 Nomura Holdings, Inc 2 .608 07/14/31 1,147,175
1,000,000 Nomura Holdings, Inc 2 .999 01/22/32 774,978
1,000,000 Nomura Holdings, Inc 6 .181 01/18/33 988,000
1,000,000 Nomura Holdings, Inc 6 .087 07/12/33 975,351
625,000 Northern Trust Corp 3 .950 10/30/25 602,311
500,000 Northern Trust Corp 3 .650 08/03/28 463,068
500,000 Northern Trust Corp 3 .150 05/03/29 444,022
700,000 Northern Trust Corp 1 .950 05/01/30 557,377
100,000 Northern Trust Corp 3 .375 05/08/32 88,227
1,500,000 Oaktree Specialty Lending Corp 2 .700 01/15/27 1,291,637
500,000 Oaktree Specialty Lending Corp 7 .100 02/15/29 482,657
1,250,000 Oesterreichische Kontrollbank AG. 0 .500 09/16/24 1,189,685
1,500,000 Oesterreichische Kontrollbank AG. 1 .500 02/12/25 1,421,686
2,000,000 Oesterreichische Kontrollbank AG. 0 .375 09/17/25 1,822,284
600,000 Oesterreichische Kontrollbank AG. 4 .125 01/20/26 586,728
2,500,000 Oesterreichische Kontrollbank AG. 0 .500 02/02/26 2,247,372
2,000,000 Oesterreichische Kontrollbank AG. 4 .250 03/01/28 1,955,112
500,000 ORIX Corp 3 .250 12/04/24 483,064
200,000 ORIX Corp 3 .700 07/18/27 186,604
500,000 ORIX Corp 5 .000 09/13/27 489,122
1,000,000 (a) ORIX Corp 2 .250 03/09/31 787,366
1,000,000 ORIX Corp 4 .000 04/13/32 878,920
500,000 ORIX Corp 5 .200 09/13/32 478,612
1,500,000 PACCAR Financial Corp 4 .950 08/10/28 1,482,898
1,000,000 PayPal Holdings, Inc 2 .400 10/01/24 968,223
1,000,000 PayPal Holdings, Inc 1 .650 06/01/25 935,751
1,000,000 PayPal Holdings, Inc 2 .650 10/01/26 922,282
1,000,000 (a) PayPal Holdings, Inc 3 .900 06/01/27 955,342
1,000,000 PayPal Holdings, Inc 2 .850 10/01/29 866,882
500,000 PayPal Holdings, Inc 2 .300 06/01/30 408,619
1,000,000 PayPal Holdings, Inc 3 .250 06/01/50 655,132
750,000 (a) PayPal Holdings, Inc 5 .050 06/01/52 677,955
750,000 PayPal Holdings, Inc 5 .250 06/01/62 665,305
3,000,000 Private Export Funding Corp (PEFCO) 1 .400 07/15/28 2,574,557
1,000,000 Prospect Capital Corp 3 .364 11/15/26 866,045
1,000,000 Prospect Capital Corp 3 .437 10/15/28 785,409
425,000 Raymond James Financial, Inc 4 .950 07/15/46 351,791
1,000,000 Raymond James Financial, Inc 3 .750 04/01/51 678,977
1,500,000 Royal Bank of Canada 6 .000 11/01/27 1,510,821
1,500,000 Royal Bank of Canada 4 .900 01/12/28 1,456,935
2,000,000 Royal Bank of Canada 5 .200 08/01/28 1,946,618
1,000,000 Royal Bank of Canada 5 .000 02/01/33 931,757
4,000,000 (a) Royal Bank of Canada 5 .000 05/02/33 3,716,296
625,000 S&P Global, Inc 2 .450 03/01/27 569,290
1,000,000 S&P Global, Inc 2 .700 03/01/29 874,325
500,000 S&P Global, Inc 2 .500 12/01/29 424,793
500,000 S&P Global, Inc 1 .250 08/15/30 381,653
1,000,000 S&P Global, Inc 2 .900 03/01/32 823,020
500,000 S&P Global, Inc 3 .250 12/01/49 330,502
500,000 S&P Global, Inc 2 .300 08/15/60 246,440
1,000,000 S&P Global, Inc 3 .900 03/01/62 722,302
1,400,000 Shire Acquisitions Investments Ireland DAC 3 .200 09/23/26 1,307,349
1,500,000 Sixth Street Specialty Lending, Inc 2 .500 08/01/26 1,323,003
750,000 Sixth Street Specialty Lending, Inc 6 .950 08/14/28 741,793
750,000 State Street Corp 3 .300 12/16/24 727,055
375,000 State Street Corp 3 .550 08/18/25 360,185
1,000,000 State Street Corp 2 .354 11/01/25 958,480
500,000 State Street Corp 2 .901 03/30/26 476,963
650,000 State Street Corp 2 .650 05/19/26 606,691

Bond Index Fund September 30, 2023

See Notes to Financial Statements
Portfolio of Investments
(continued)
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
FINANCIAL SERVICES—continued
$ 1,000,000 State Street Corp 1 .684% 11/18/27 $ 885,899
1,000,000 State Street Corp 2 .203 02/07/28 891,179
300,000 State Street Corp 4 .141 12/03/29 281,653
750,000 (a) State Street Corp 2 .400 01/24/30 620,854
1,375,000 State Street Corp 2 .200 03/03/31 1,052,998
1,000,000 State Street Corp 2 .623 02/07/33 784,832
200,000 State Street Corp 4 .421 05/13/33 179,425
750,000 State Street Corp 4 .164 08/04/33 654,763
1,000,000 State Street Corp 5 .159 05/18/34 930,017
500,000 State Street Corp 3 .031 11/01/34 423,509
100,000 Stifel Financial Corp 4 .250 07/18/24 98,378
500,000 Synchrony Financial 4 .375 03/19/24 493,874
250,000 Synchrony Financial 4 .250 08/15/24 244,151
600,000 Synchrony Financial 4 .500 07/23/25 571,350
300,000 Synchrony Financial 3 .700 08/04/26 270,834
900,000 Synchrony Financial 3 .950 12/01/27 791,082
500,000 Synchrony Financial 5 .150 03/19/29 447,823
2,000,000 Synchrony Financial 2 .875 10/28/31 1,417,017
1,000,000 Toronto-Dominion Bank 1 .950 01/12/27 890,693
1,000,000 Toronto-Dominion Bank 2 .800 03/10/27 909,005
3,000,000 Toronto-Dominion Bank 4 .108 06/08/27 2,831,675
1,500,000 Toronto-Dominion Bank 4 .693 09/15/27 1,442,561
1,000,000 Toronto-Dominion Bank 5 .156 01/10/28 975,991
1,000,000 Toronto-Dominion Bank 5 .523 07/17/28 987,039
1,000,000 Toronto-Dominion Bank 2 .450 01/12/32 774,891
500,000 Toronto-Dominion Bank 3 .200 03/10/32 409,269
800,000 Toronto-Dominion Bank 4 .456 06/08/32 717,410
3,000,000 Toyota Motor Credit Corp 1 .800 02/13/25 2,850,911
1,500,000 Toyota Motor Credit Corp 3 .400 04/14/25 1,451,849
1,000,000 Toyota Motor Credit Corp 0 .800 10/16/25 909,984
1,000,000 (a) Toyota Motor Credit Corp 0 .800 01/09/26 902,151
4,000,000 Toyota Motor Credit Corp 1 .125 06/18/26 3,571,920
1,000,000 Toyota Motor Credit Corp 1 .900 01/13/27 896,552
1,000,000 Toyota Motor Credit Corp 3 .050 03/22/27 927,153
1,000,000 Toyota Motor Credit Corp 5 .450 11/10/27 1,003,297
300,000 Toyota Motor Credit Corp 3 .050 01/11/28 275,347
1,000,000 Toyota Motor Credit Corp 4 .625 01/12/28 976,729
1,000,000 Toyota Motor Credit Corp 5 .250 09/11/28 994,357
400,000 Toyota Motor Credit Corp 3 .650 01/08/29 371,087
2,000,000 Toyota Motor Credit Corp 4 .450 06/29/29 1,920,986
650,000 Toyota Motor Credit Corp 2 .150 02/13/30 536,038
225,000 Toyota Motor Credit Corp 3 .375 04/01/30 199,014
1,000,000 Toyota Motor Credit Corp 4 .550 05/17/30 947,728
1,000,000 Toyota Motor Credit Corp 1 .650 01/10/31 772,413
1,000,000 Toyota Motor Credit Corp 1 .900 09/12/31 775,510
1,000,000 Toyota Motor Credit Corp 2 .400 01/13/32 801,264
1,000,000 Toyota Motor Credit Corp 4 .700 01/12/33 944,948
1,300,000 UBS Group AG. 3 .750 03/26/25 1,250,352
2,750,000 UBS Group AG. 4 .550 04/17/26 2,641,250
700,000 Unilever Capital Corp 4 .875 09/08/28 689,539
700,000 Unilever Capital Corp 5 .000 12/08/33 677,887
3,725,000 Visa, Inc 3 .150 12/14/25 3,555,335
2,000,000 Visa, Inc 1 .900 04/15/27 1,793,991
1,175,000 Visa, Inc 0 .750 08/15/27 1,003,711
700,000 Visa, Inc 2 .750 09/15/27 641,272
475,000 Visa, Inc 2 .050 04/15/30 392,192
250,000 Visa, Inc 4 .150 12/14/35 225,973
1,500,000 Visa, Inc 2 .700 04/15/40 1,056,292
2,325,000 Visa, Inc 4 .300 12/14/45 1,967,445
1,125,000 Visa, Inc 3 .650 09/15/47 853,279
750,000 Visa, Inc 2 .000 08/15/50 409,257

See Notes to Financial Statements
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
FINANCIAL SERVICES—continued
$ 550,000 Voya Financial, Inc 3 .650% 06/15/26 $ 518,066
200,000 Voya Financial, Inc 5 .700 07/15/43 175,189
TOTAL FINANCIAL SERVICES 617,705,803
FOOD, BEVERAGE & TOBACCO - 1 .1%
1,300,000 Altria Group, Inc 2 .350 05/06/25 1,229,642
727,000 Altria Group, Inc 4 .400 02/14/26 705,738
700,000 Altria Group, Inc 2 .625 09/16/26 646,097
800,000 Altria Group, Inc 3 .400 05/06/30 683,893
2,175,000 Altria Group, Inc 2 .450 02/04/32 1,640,770
800,000 Altria Group, Inc 5 .800 02/14/39 741,674
1,500,000 Altria Group, Inc 3 .400 02/04/41 974,413
925,000 Altria Group, Inc 4 .250 08/09/42 669,579
300,000 Altria Group, Inc 4 .500 05/02/43 222,997
775,000 (a) Altria Group, Inc 5 .375 01/31/44 694,681
900,000 Altria Group, Inc 3 .875 09/16/46 590,410
3,375,000 Altria Group, Inc 5 .950 02/14/49 3,030,921
1,000,000 Altria Group, Inc 4 .450 05/06/50 708,359
1,000,000 Altria Group, Inc 3 .700 02/04/51 621,775
1,000,000 Altria Group, Inc 4 .000 02/04/61 638,938
14,500,000 Anheuser-Busch Cos LLC 3 .650 02/01/26 13,925,215
3,150,000 Anheuser-Busch Cos LLC 4 .700 02/01/36 2,887,089
8,875,000 Anheuser-Busch Cos LLC 4 .900 02/01/46 7,734,953
1,125,000 Anheuser-Busch InBev Finance, Inc 4 .625 02/01/44 963,138
625,000 (a) Anheuser-Busch InBev Worldwide, Inc 4 .900 01/23/31 608,509
1,700,000 Anheuser-Busch InBev Worldwide, Inc 4 .375 04/15/38 1,473,777
100,000 Anheuser-Busch InBev Worldwide, Inc 8 .200 01/15/39 122,244
2,675,000 Anheuser-Busch InBev Worldwide, Inc 5 .450 01/23/39 2,584,521
500,000 Anheuser-Busch InBev Worldwide, Inc 4 .350 06/01/40 425,148
150,000 Anheuser-Busch InBev Worldwide, Inc 4 .950 01/15/42 136,252
309,000 Anheuser-Busch InBev Worldwide, Inc 4 .600 04/15/48 261,169
1,764,000 Anheuser-Busch InBev Worldwide, Inc 4 .439 10/06/48 1,452,510
2,025,000 Anheuser-Busch InBev Worldwide, Inc 5 .550 01/23/49 1,939,530
3,441,000 Anheuser-Busch InBev Worldwide, Inc 4 .500 06/01/50 2,875,742
1,725,000 Anheuser-Busch InBev Worldwide, Inc 4 .750 04/15/58 1,447,232
2,150,000 Anheuser-Busch InBev Worldwide, Inc 5 .800 01/23/59 2,103,225
1,075,000 Archer-Daniels-Midland Co 2 .500 08/11/26 999,517
1,500,000 Archer-Daniels-Midland Co 3 .250 03/27/30 1,328,786
500,000 Archer-Daniels-Midland Co 2 .900 03/01/32 416,458
325,000 Archer-Daniels-Midland Co 4 .500 08/15/33 302,095
800,000 Archer-Daniels-Midland Co 4 .500 03/15/49 673,486
1,000,000 Archer-Daniels-Midland Co 2 .700 09/15/51 599,824
2,291,000 BAT Capital Corp 3 .222 08/15/24 2,233,927
500,000 BAT Capital Corp 2 .789 09/06/24 485,163
929,000 BAT Capital Corp 3 .557 08/15/27 849,935
400,000 BAT Capital Corp 2 .259 03/25/28 338,291
275,000 BAT Capital Corp 4 .906 04/02/30 252,298
650,000 BAT Capital Corp 2 .726 03/25/31 501,565
500,000 BAT Capital Corp 4 .742 03/16/32 440,592
1,400,000 BAT Capital Corp 4 .390 08/15/37 1,071,291
475,000 BAT Capital Corp 3 .734 09/25/40 318,537
1,625,000 BAT Capital Corp 4 .540 08/15/47 1,118,555
900,000 BAT Capital Corp 4 .758 09/06/49 632,946
500,000 BAT Capital Corp 5 .282 04/02/50 378,881
1,000,000 BAT Capital Corp 3 .984 09/25/50 627,602
1,000,000 BAT Capital Corp 5 .650 03/16/52 800,596
5,000,000 BAT International Finance plc 1 .668 03/25/26 4,504,829
500,000 BAT International Finance plc 4 .448 03/16/28 466,260
1,000,000 BAT International Finance plc 5 .931 02/02/29 981,748
200,000 Brown-Forman Corp 3 .500 04/15/25 193,655
225,000 (a) Brown-Forman Corp 4 .750 04/15/33 213,854

Bond Index Fund September 30, 2023

See Notes to Financial Statements
Portfolio of Investments
(continued)
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
FOOD, BEVERAGE & TOBACCO—continued
$ 200,000 Brown-Forman Corp 4 .000% 04/15/38 $ 165,688
200,000 Brown-Forman Corp 4 .500 07/15/45 167,412
500,000 Bunge Ltd 1 .630 08/17/25 462,206
125,000 Bunge Ltd 3 .250 08/15/26 116,838
500,000 Bunge Ltd 3 .750 09/25/27 465,493
1,500,000 Bunge Ltd 2 .750 05/14/31 1,214,922
500,000 Campbell Soup Co 3 .950 03/15/25 485,778
725,000 Campbell Soup Co 4 .150 03/15/28 681,994
500,000 Campbell Soup Co 2 .375 04/24/30 405,019
800,000 Campbell Soup Co 4 .800 03/15/48 647,466
500,000 Campbell Soup Co 3 .125 04/24/50 304,152
1,000,000 Coca-Cola Co 3 .375 03/25/27 947,081
1,000,000 Coca-Cola Co 1 .450 06/01/27 883,439
1,000,000 Coca-Cola Co 1 .500 03/05/28 865,532
2,000,000 Coca-Cola Co 1 .000 03/15/28 1,688,270
600,000 Coca-Cola Co 2 .125 09/06/29 511,591
300,000 Coca-Cola Co 3 .450 03/25/30 271,543
800,000 Coca-Cola Co 1 .650 06/01/30 641,079
1,500,000 Coca-Cola Co 2 .000 03/05/31 1,207,359
2,000,000 Coca-Cola Co 1 .375 03/15/31 1,526,746
2,000,000 (a) Coca-Cola Co 2 .250 01/05/32 1,621,947
725,000 Coca-Cola Co 2 .500 06/01/40 493,402
1,000,000 Coca-Cola Co 2 .875 05/05/41 711,240
1,500,000 Coca-Cola Co 2 .600 06/01/50 917,132
1,500,000 Coca-Cola Co 3 .000 03/05/51 1,006,721
1,000,000 Coca-Cola Co 2 .750 06/01/60 601,029
300,000 Coca-Cola Consolidated, Inc 3 .800 11/25/25 289,196
678,000 Coca-Cola Femsa SAB de C.V. 2 .750 01/22/30 576,280
1,000,000 ConAgra Brands, Inc 4 .300 05/01/24 989,557
450,000 ConAgra Brands, Inc 4 .600 11/01/25 437,907
1,000,000 ConAgra Brands, Inc 5 .300 10/01/26 989,844
500,000 ConAgra Brands, Inc 1 .375 11/01/27 418,334
100,000 ConAgra Brands, Inc 7 .000 10/01/28 105,185
1,575,000 ConAgra Brands, Inc 4 .850 11/01/28 1,503,677
750,000 ConAgra Brands, Inc 5 .300 11/01/38 659,573
750,000 ConAgra Brands, Inc 5 .400 11/01/48 636,113
100,000 Constellation Brands, Inc 4 .400 11/15/25 97,266
750,000 Constellation Brands, Inc 3 .700 12/06/26 708,059
300,000 Constellation Brands, Inc 3 .500 05/09/27 278,445
1,000,000 Constellation Brands, Inc 4 .350 05/09/27 956,889
700,000 Constellation Brands, Inc 3 .600 02/15/28 643,896
300,000 Constellation Brands, Inc 4 .650 11/15/28 286,137
1,000,000 Constellation Brands, Inc 3 .150 08/01/29 876,129
100,000 Constellation Brands, Inc 2 .875 05/01/30 83,926
425,000 Constellation Brands, Inc 2 .250 08/01/31 331,072
1,000,000 Constellation Brands, Inc 4 .750 05/09/32 926,373
400,000 Constellation Brands, Inc 4 .900 05/01/33 371,244
300,000 Constellation Brands, Inc 4 .100 02/15/48 223,756
300,000 Constellation Brands, Inc 5 .250 11/15/48 265,900
1,250,000 Constellation Brands, Inc 3 .750 05/01/50 888,952
750,000 Diageo Capital plc 2 .125 10/24/24 722,162
500,000 Diageo Capital plc 1 .375 09/29/25 462,133
750,000 Diageo Capital plc 5 .300 10/24/27 748,728
425,000 Diageo Capital plc 3 .875 05/18/28 402,564
1,033,000 Diageo Capital plc 2 .000 04/29/30 838,022
1,900,000 Diageo Capital plc 2 .125 04/29/32 1,468,525
425,000 Diageo Capital plc 5 .500 01/24/33 425,976
200,000 Diageo Capital plc 5 .875 09/30/36 203,277
400,000 Diageo Capital plc 3 .875 04/29/43 309,314
100,000 Diageo Investment Corp 4 .250 05/11/42 82,129
100,000 Flowers Foods, Inc 3 .500 10/01/26 93,270

See Notes to Financial Statements
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
FOOD, BEVERAGE & TOBACCO—continued
$ 400,000 Flowers Foods, Inc 2 .400% 03/15/31 $ 314,440
150,000 General Mills, Inc 4 .000 04/17/25 145,881
800,000 General Mills, Inc 3 .200 02/10/27 742,698
2,300,000 General Mills, Inc 4 .200 04/17/28 2,168,315
100,000 General Mills, Inc 2 .875 04/15/30 84,512
1,000,000 General Mills, Inc 2 .250 10/14/31 780,323
175,000 General Mills, Inc 4 .950 03/29/33 163,971
951,000 General Mills, Inc 3 .000 02/01/51 588,773
300,000 Hershey Co 2 .050 11/15/24 288,825
500,000 Hershey Co 0 .900 06/01/25 463,534
750,000 Hershey Co 4 .250 05/04/28 726,324
300,000 Hershey Co 2 .450 11/15/29 257,917
500,000 Hershey Co 1 .700 06/01/30 399,034
150,000 Hershey Co 4 .500 05/04/33 141,524
300,000 Hershey Co 3 .375 08/15/46 206,537
300,000 Hershey Co 3 .125 11/15/49 198,091
100,000 Hershey Co 2 .650 06/01/50 59,423
1,500,000 Hormel Foods Corp 1 .700 06/03/28 1,281,440
1,500,000 Hormel Foods Corp 1 .800 06/11/30 1,207,056
300,000 Ingredion, Inc 3 .200 10/01/26 280,640
750,000 Ingredion, Inc 3 .900 06/01/50 499,729
1,475,000 J M Smucker Co 3 .500 03/15/25 1,427,634
200,000 J M Smucker Co 3 .375 12/15/27 183,533
150,000 J M Smucker Co 2 .375 03/15/30 121,962
425,000 J M Smucker Co 2 .125 03/15/32 320,374
300,000 J M Smucker Co 4 .250 03/15/35 253,003
550,000 J M Smucker Co 2 .750 09/15/41 345,896
300,000 J M Smucker Co 4 .375 03/15/45 229,760
400,000 J M Smucker Co 3 .550 03/15/50 258,439
1,800,000 Kellogg Co 3 .250 04/01/26 1,703,429
200,000 Kellogg Co 3 .400 11/15/27 183,812
800,000 Kellogg Co 4 .300 05/15/28 754,971
275,000 Kellogg Co 2 .100 06/01/30 219,151
1,000,000 Kellogg Co 5 .250 03/01/33 955,530
150,000 Kellogg Co 4 .500 04/01/46 121,335
66,000 Keurig Dr Pepper, Inc 4 .417 05/25/25 64,548
200,000 Keurig Dr Pepper, Inc 3 .400 11/15/25 190,814
200,000 Keurig Dr Pepper, Inc 2 .550 09/15/26 183,521
2,000,000 Keurig Dr Pepper, Inc 3 .950 04/15/29 1,847,365
750,000 Keurig Dr Pepper, Inc 3 .200 05/01/30 646,782
1,500,000 Keurig Dr Pepper, Inc 2 .250 03/15/31 1,180,269
2,000,000 Keurig Dr Pepper, Inc 4 .050 04/15/32 1,768,036
500,000 Keurig Dr Pepper, Inc 4 .420 12/15/46 389,930
1,500,000 Keurig Dr Pepper, Inc 3 .350 03/15/51 968,280
500,000 Keurig Dr Pepper, Inc 4 .500 04/15/52 394,628
1,500,000 Kraft Heinz Foods Co 3 .000 06/01/26 1,406,132
6,000,000 Kraft Heinz Foods Co 3 .875 05/15/27 5,652,449
1,000,000 Kraft Heinz Foods Co 3 .750 04/01/30 892,544
1,000,000 Kraft Heinz Foods Co 5 .200 07/15/45 873,712
4,000,000 Kraft Heinz Foods Co 4 .875 10/01/49 3,338,947
625,000 McCormick & Co, Inc 0 .900 02/15/26 560,132
250,000 McCormick & Co, Inc 3 .400 08/15/27 230,869
500,000 McCormick & Co, Inc 2 .500 04/15/30 408,176
325,000 McCormick & Co, Inc 1 .850 02/15/31 247,477
1,000,000 McCormick & Co, Inc 4 .950 04/15/33 930,456
400,000 (a) McCormick & Co, Inc 4 .200 08/15/47 302,113
925,000 Mead Johnson Nutrition Co 4 .125 11/15/25 896,013
350,000 Mead Johnson Nutrition Co 4 .600 06/01/44 293,100
1,025,000 Molson Coors Beverage Co 3 .000 07/15/26 952,592
525,000 Molson Coors Beverage Co 5 .000 05/01/42 452,836
1,550,000 Molson Coors Beverage Co 4 .200 07/15/46 1,165,681

Bond Index Fund September 30, 2023

See Notes to Financial Statements
Portfolio of Investments
(continued)
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
FOOD, BEVERAGE & TOBACCO—continued
$ 1,000,000 Mondelez International, Inc 1 .500% 05/04/25 $ 935,535
1,500,000 Mondelez International, Inc 2 .625 03/17/27 1,365,275
356,000 Mondelez International, Inc 2 .750 04/13/30 299,498
400,000 Mondelez International, Inc 1 .500 02/04/31 300,233
725,000 (a) Mondelez International, Inc 1 .875 10/15/32 541,148
1,200,000 Mondelez International, Inc 2 .625 09/04/50 692,588
525,000 PepsiCo, Inc 2 .750 04/30/25 503,720
425,000 PepsiCo, Inc 3 .500 07/17/25 411,752
275,000 PepsiCo, Inc 2 .850 02/24/26 260,292
1,300,000 PepsiCo, Inc 2 .375 10/06/26 1,207,281
150,000 PepsiCo, Inc 2 .625 03/19/27 138,311
2,000,000 PepsiCo, Inc 3 .600 02/18/28 1,892,424
2,500,000 (a) PepsiCo, Inc 4 .450 05/15/28 2,454,371
500,000 PepsiCo, Inc 2 .750 03/19/30 433,097
2,275,000 PepsiCo, Inc 1 .625 05/01/30 1,827,614
2,000,000 PepsiCo, Inc 1 .400 02/25/31 1,536,357
2,000,000 PepsiCo, Inc 1 .950 10/21/31 1,575,480
1,100,000 PepsiCo, Inc 3 .900 07/18/32 1,002,329
3,000,000 (a) PepsiCo, Inc 4 .450 02/15/33 2,874,582
575,000 PepsiCo, Inc 2 .625 10/21/41 391,130
750,000 PepsiCo, Inc 2 .875 10/15/49 490,195
1,000,000 PepsiCo, Inc 2 .750 10/21/51 625,293
1,000,000 PepsiCo, Inc 4 .200 07/18/52 826,194
2,500,000 PepsiCo, Inc 4 .650 02/15/53 2,219,654
400,000 Philip Morris Interanational, Inc 6 .375 05/16/38 407,459
600,000 Philip Morris International, Inc 3 .250 11/10/24 583,282
500,000 Philip Morris International, Inc 1 .500 05/01/25 467,906
500,000 Philip Morris International, Inc 3 .375 08/11/25 479,905
700,000 Philip Morris International, Inc 2 .750 02/25/26 656,592
1,000,000 Philip Morris International, Inc 0 .875 05/01/26 891,384
1,500,000 Philip Morris International, Inc 5 .125 11/17/27 1,468,786
2,500,000 Philip Morris International, Inc 4 .875 02/15/28 2,421,939
1,500,000 Philip Morris International, Inc 3 .125 03/02/28 1,352,040
1,000,000 Philip Morris International, Inc 5 .250 09/07/28 979,219
1,450,000 Philip Morris International, Inc 3 .375 08/15/29 1,278,648
1,500,000 Philip Morris International, Inc 5 .625 11/17/29 1,482,986
2,000,000 Philip Morris International, Inc 5 .125 02/15/30 1,918,084
450,000 Philip Morris International, Inc 2 .100 05/01/30 359,134
1,000,000 Philip Morris International, Inc 5 .500 09/07/30 972,389
1,000,000 Philip Morris International, Inc 1 .750 11/01/30 761,295
1,500,000 Philip Morris International, Inc 5 .750 11/17/32 1,463,587
2,500,000 Philip Morris International, Inc 5 .375 02/15/33 2,369,592
1,000,000 Philip Morris International, Inc 5 .625 09/07/33 961,629
225,000 Philip Morris International, Inc 4 .375 11/15/41 176,126
200,000 Philip Morris International, Inc 4 .500 03/20/42 159,614
275,000 Philip Morris International, Inc 3 .875 08/21/42 203,026
300,000 Philip Morris International, Inc 4 .125 03/04/43 226,117
200,000 Philip Morris International, Inc 4 .875 11/15/43 166,620
2,000,000 Philip Morris International, Inc 4 .250 11/10/44 1,524,425
2,000,000 Pilgrim's Pride Corp 6 .250 07/01/33 1,879,579
750,000 (b) Pilgrim's Pride Corp 6 .875 05/15/34 735,995
341,000 Reynolds American, Inc 4 .450 06/12/25 331,432
750,000 Reynolds American, Inc 5 .700 08/15/35 671,022
65,000 Reynolds American, Inc 7 .250 06/15/37 65,699
200,000 Reynolds American, Inc 6 .150 09/15/43 176,636
1,775,000 Reynolds American, Inc 5 .850 08/15/45 1,470,285
750,000 Tyson Foods, Inc 3 .950 08/15/24 737,272
500,000 Tyson Foods, Inc 4 .000 03/01/26 480,104
1,150,000 Tyson Foods, Inc 3 .550 06/02/27 1,065,710
500,000 Tyson Foods, Inc 4 .350 03/01/29 465,500
500,000 Tyson Foods, Inc 5 .150 08/15/44 417,501

See Notes to Financial Statements
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
FOOD, BEVERAGE & TOBACCO—continued
$ 300,000 Tyson Foods, Inc 4 .550% 06/02/47 $ 225,895
1,700,000 Tyson Foods, Inc 5 .100 09/28/48 1,382,460
1,100,000 Unilever Capital Corp 2 .600 05/05/24 1,079,781
500,000 Unilever Capital Corp 3 .375 03/22/25 484,877
225,000 Unilever Capital Corp 2 .000 07/28/26 206,203
800,000 Unilever Capital Corp 2 .900 05/05/27 737,332
1,150,000 Unilever Capital Corp 3 .500 03/22/28 1,071,487
430,000 Unilever Capital Corp 5 .900 11/15/32 446,167
TOTAL FOOD, BEVERAGE & TOBACCO 220,764,013
HEALTH CARE EQUIPMENT & SERVICES - 1 .3%
275,000 Abbott Laboratories 2 .950 03/15/25 265,750
1,708,000 Abbott Laboratories 3 .750 11/30/26 1,639,149
625,000 Abbott Laboratories 1 .150 01/30/28 532,170
200,000 Abbott Laboratories 1 .400 06/30/30 158,905
2,750,000 Abbott Laboratories 4 .750 11/30/36 2,612,624
3,450,000 Abbott Laboratories 4 .900 11/30/46 3,140,850
500,000 Adventist Health System 2 .952 03/01/29 432,302
1,000,000 Adventist Health System 5 .430 03/01/32 966,685
500,000 Adventist Health System 3 .630 03/01/49 326,012
200,000 Advocate Health & Hospitals Corp 3 .829 08/15/28 187,287
750,000 Advocate Health & Hospitals Corp 2 .211 06/15/30 604,986
100,000 Advocate Health & Hospitals Corp 4 .272 08/15/48 80,512
600,000 Advocate Health & Hospitals Corp 3 .387 10/15/49 411,597
1,500,000 AHS Hospital Corp 2 .780 07/01/51 887,894
200,000 Allina Health System 3 .887 04/15/49 149,677
520,000 Allina Health System 2 .902 11/15/51 311,418
700,000 AmerisourceBergen Corp 3 .250 03/01/25 675,922
200,000 AmerisourceBergen Corp 3 .450 12/15/27 185,510
1,000,000 AmerisourceBergen Corp 2 .800 05/15/30 838,188
1,000,000 AmerisourceBergen Corp 2 .700 03/15/31 813,999
700,000 AmerisourceBergen Corp 4 .300 12/15/47 541,110
1,000,000 Ascension Health 2 .532 11/15/29 851,950
1,000,000 Ascension Health 3 .106 11/15/39 718,093
875,000 Ascension Health 3 .945 11/15/46 677,129
200,000 Ascension Health 4 .847 11/15/53 176,459
500,000 Banner Health 2 .338 01/01/30 413,518
750,000 Banner Health 1 .897 01/01/31 584,120
750,000 Banner Health 2 .913 01/01/51 450,946
1,000,000 Baptist Health South Florida Obligated Group 3 .115 11/15/71 532,050
1,000,000 Baptist Healthcare System Obligated Group 3 .540 08/15/50 662,979
475,000 Baxter International, Inc 2 .600 08/15/26 435,324
2,000,000 Baxter International, Inc 1 .915 02/01/27 1,763,909
1,350,000 Baxter International, Inc 2 .272 12/01/28 1,138,589
2,000,000 Baxter International, Inc 1 .730 04/01/31 1,499,022
1,150,000 (a) Baxter International, Inc 2 .539 02/01/32 890,541
300,000 Baxter International, Inc 3 .500 08/15/46 189,902
1,000,000 Baxter International, Inc 3 .132 12/01/51 595,055
1,500,000 Baylor Scott & White Holdings 1 .777 11/15/30 1,164,745
290,000 Baylor Scott & White Holdings 4 .185 11/15/45 231,784
200,000 Baylor Scott & White Holdings 3 .967 11/15/46 151,293
1,000,000 Baylor Scott & White Holdings 2 .839 11/15/50 603,348
635,000 Becton Dickinson & Co 3 .363 06/06/24 623,789
165,000 Becton Dickinson & Co 3 .734 12/15/24 160,925
1,277,000 Becton Dickinson & Co 3 .700 06/06/27 1,196,726
1,000,000 Becton Dickinson & Co 4 .693 02/13/28 969,477
675,000 Becton Dickinson & Co 2 .823 05/20/30 568,285
1,500,000 Becton Dickinson & Co 1 .957 02/11/31 1,171,116
1,000,000 Becton Dickinson & Co 4 .298 08/22/32 904,213
343,000 Becton Dickinson & Co 4 .685 12/15/44 288,284
1,000,000 Becton Dickinson & Co 4 .669 06/06/47 832,225

Bond Index Fund September 30, 2023

See Notes to Financial Statements
Portfolio of Investments
(continued)
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
HEALTH CARE EQUIPMENT & SERVICES—continued
$ 447,000 Becton Dickinson & Co 3 .794% 05/20/50 $ 322,059
235,000 Beth Israel Lahey Health, Inc 3 .080 07/01/51 135,414
200,000 Bio-Rad Laboratories, Inc 3 .300 03/15/27 184,327
525,000 Bio-Rad Laboratories, Inc 3 .700 03/15/32 441,933
200,000 Bon Secours Mercy Health, Inc 4 .302 07/01/28 189,101
500,000 Bon Secours Mercy Health, Inc 3 .464 06/01/30 443,137
500,000 (a) Bon Secours Mercy Health, Inc 2 .095 06/01/31 392,225
500,000 Bon Secours Mercy Health, Inc 3 .205 06/01/50 313,165
2,500,000 Boston Scientific Corp 2 .650 06/01/30 2,089,574
343,000 Boston Scientific Corp 4 .550 03/01/39 295,077
256,000 Boston Scientific Corp 4 .700 03/01/49 215,363
650,000 Cardinal Health, Inc 3 .079 06/15/24 636,401
100,000 Cardinal Health, Inc 3 .500 11/15/24 97,077
200,000 Cardinal Health, Inc 3 .750 09/15/25 192,043
1,475,000 Cardinal Health, Inc 3 .410 06/15/27 1,362,462
100,000 Cardinal Health, Inc 4 .600 03/15/43 77,793
200,000 Cardinal Health, Inc 4 .500 11/15/44 152,737
200,000 Cardinal Health, Inc 4 .900 09/15/45 160,327
500,000 Cardinal Health, Inc 4 .368 06/15/47 377,247
2,000,000 Centene Corp 2 .450 07/15/28 1,689,688
2,000,000 Centene Corp 3 .000 10/15/30 1,613,220
2,000,000 Centene Corp 2 .500 03/01/31 1,536,437
2,000,000 (a) Centene Corp 2 .625 08/01/31 1,531,805
100,000 Children's Hospital Corp 4 .115 01/01/47 79,627
1,000,000 Children's Hospital Corp 2 .585 02/01/50 573,532
1,000,000 Children's Hospital of Philadelphia 2 .704 07/01/50 593,462
200,000 CHRISTUS Health 4 .341 07/01/28 189,731
300,000 Cigna Group 3 .500 06/15/24 294,993
900,000 Cigna Group 3 .250 04/15/25 865,835
2,000,000 Cigna Group 4 .125 11/15/25 1,936,394
1,000,000 Cigna Group 1 .250 03/15/26 900,093
4,475,000 Cigna Group 3 .400 03/01/27 4,165,715
300,000 Cigna Group 3 .050 10/15/27 272,717
2,000,000 Cigna Group 4 .375 10/15/28 1,892,420
250,000 Cigna Group 2 .400 03/15/30 205,278
550,000 Cigna Group 2 .375 03/15/31 439,300
1,700,000 Cigna Group 4 .800 08/15/38 1,497,484
225,000 Cigna Group 3 .200 03/15/40 158,116
93,000 Cigna Group 6 .125 11/15/41 92,053
975,000 Cigna Group 4 .800 07/15/46 809,636
1,150,000 Cigna Group 3 .875 10/15/47 822,715
2,450,000 Cigna Group 4 .900 12/15/48 2,064,672
750,000 Cigna Group 3 .400 03/15/50 492,731
600,000 City of Hope 4 .378 08/15/48 458,238
750,000 Community Health Network, Inc 3 .099 05/01/50 452,011
1,969,000 CVS Health Corp 3 .875 07/20/25 1,902,437
2,550,000 CVS Health Corp 2 .875 06/01/26 2,375,222
1,250,000 CVS Health Corp 3 .000 08/15/26 1,162,128
9,500,000 CVS Health Corp 1 .300 08/21/27 8,074,341
1,000,000 CVS Health Corp 5 .000 01/30/29 967,402
275,000 CVS Health Corp 3 .250 08/15/29 240,604
2,000,000 CVS Health Corp 5 .125 02/21/30 1,923,647
1,825,000 CVS Health Corp 1 .750 08/21/30 1,404,339
1,000,000 CVS Health Corp 5 .250 01/30/31 960,823
1,525,000 CVS Health Corp 1 .875 02/28/31 1,163,014
1,000,000 CVS Health Corp 2 .125 09/15/31 764,753
2,000,000 CVS Health Corp 5 .250 02/21/33 1,894,818
850,000 CVS Health Corp 5 .300 06/01/33 805,088
4,100,000 CVS Health Corp 4 .780 03/25/38 3,530,714
850,000 CVS Health Corp 2 .700 08/21/40 535,871
400,000 CVS Health Corp 5 .300 12/05/43 349,046

See Notes to Financial Statements
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
HEALTH CARE EQUIPMENT & SERVICES—continued
$ 1,800,000 CVS Health Corp 5 .125% 07/20/45 $ 1,514,709
8,525,000 CVS Health Corp 5 .050 03/25/48 7,082,957
2,000,000 CVS Health Corp 5 .625 02/21/53 1,797,593
1,500,000 CVS Health Corp 5 .875 06/01/53 1,387,114
1,500,000 CVS Health Corp 6 .000 06/01/63 1,377,276
100,000 Dartmouth-Hitchcock Health 4 .178 08/01/48 72,935
1,000,000 DENTSPLY SIRONA, Inc 3 .250 06/01/30 836,992
200,000 Dignity Health 5 .267 11/01/64 169,810
400,000 Duke University Health System, Inc 3 .920 06/01/47 306,400
400,000 Edwards Lifesciences Corp 4 .300 06/15/28 377,152
225,000 Elevance Health, Inc 3 .500 08/15/24 220,345
1,625,000 Elevance Health, Inc 3 .350 12/01/24 1,577,034
1,500,000 Elevance Health, Inc 2 .375 01/15/25 1,432,336
1,000,000 Elevance Health, Inc 1 .500 03/15/26 905,690
850,000 Elevance Health, Inc 3 .650 12/01/27 787,867
1,225,000 Elevance Health, Inc 4 .101 03/01/28 1,154,093
500,000 Elevance Health, Inc 2 .875 09/15/29 431,108
1,500,000 Elevance Health, Inc 2 .250 05/15/30 1,220,340
1,000,000 Elevance Health, Inc 2 .550 03/15/31 810,370
50,000 Elevance Health, Inc 4 .100 05/15/32 44,536
500,000 Elevance Health, Inc 5 .500 10/15/32 492,118
1,150,000 Elevance Health, Inc 4 .625 05/15/42 964,553
125,000 Elevance Health, Inc 4 .650 01/15/43 104,916
500,000 Elevance Health, Inc 5 .100 01/15/44 438,651
425,000 Elevance Health, Inc 4 .650 08/15/44 351,631
625,000 Elevance Health, Inc 4 .375 12/01/47 497,287
1,800,000 Elevance Health, Inc 4 .550 03/01/48 1,461,067
500,000 Elevance Health, Inc 3 .700 09/15/49 347,193
650,000 Elevance Health, Inc 3 .125 05/15/50 408,850
425,000 Elevance Health, Inc 3 .600 03/15/51 291,617
600,000 Elevance Health, Inc 4 .550 05/15/52 485,440
1,750,000 Elevance Health, Inc 6 .100 10/15/52 1,760,924
450,000 Elevance Health, Inc 5 .125 02/15/53 397,287
3,000,000 GE HealthCare Technologies, Inc 5 .650 11/15/27 2,995,077
1,000,000 GE HealthCare Technologies, Inc 5 .857 03/15/30 992,036
1,500,000 GE HealthCare Technologies, Inc 5 .905 11/22/32 1,488,149
1,500,000 GE HealthCare Technologies, Inc 6 .377 11/22/52 1,524,360
200,000 Hackensack Meridian Health, Inc 4 .211 07/01/48 159,928
200,000 Hackensack Meridian Health, Inc 4 .500 07/01/57 161,703
685,000 Hartford HealthCare Corp 3 .447 07/01/54 442,426
2,000,000 HCA, Inc 4 .500 02/15/27 1,909,210
3,000,000 HCA, Inc 5 .200 06/01/28 2,899,406
2,500,000 HCA, Inc 5 .625 09/01/28 2,437,649
1,500,000 HCA, Inc 4 .125 06/15/29 1,357,922
2,000,000 HCA, Inc 3 .500 09/01/30 1,692,051
2,000,000 HCA, Inc 2 .375 07/15/31 1,530,778
2,000,000 HCA, Inc 3 .625 03/15/32 1,657,777
2,000,000 HCA, Inc 5 .500 06/01/33 1,891,447
225,000 HCA, Inc 5 .125 06/15/39 194,906
875,000 HCA, Inc 5 .500 06/15/47 746,866
2,500,000 HCA, Inc 5 .250 06/15/49 2,053,719
1,000,000 HCA, Inc 3 .500 07/15/51 624,488
1,700,000 HCA, Inc 4 .625 03/15/52 1,276,352
500,000 HCA, Inc 5 .900 06/01/53 450,263
1,000,000 Hoag Memorial Hospital Presbyterian 3 .803 07/15/52 733,970
2,500,000 Humana, Inc 1 .350 02/03/27 2,178,029
600,000 Humana, Inc 3 .950 03/15/27 569,150
500,000 Humana, Inc 5 .750 03/01/28 501,779
500,000 Humana, Inc 3 .700 03/23/29 456,111
175,000 Humana, Inc 3 .125 08/15/29 153,068
325,000 Humana, Inc 2 .150 02/03/32 245,585

Bond Index Fund September 30, 2023

See Notes to Financial Statements
Portfolio of Investments
(continued)
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
HEALTH CARE EQUIPMENT & SERVICES—continued
$ 500,000 Humana, Inc 5 .875% 03/01/33 $ 497,060
200,000 Humana, Inc 4 .625 12/01/42 162,981
300,000 Humana, Inc 4 .950 10/01/44 252,563
600,000 Humana, Inc 4 .800 03/15/47 498,347
500,000 Humana, Inc 3 .950 08/15/49 360,994
1,500,000 Humana, Inc 5 .500 03/15/53 1,363,061
200,000 Indiana University Health, Inc Obligated Group 3 .970 11/01/48 156,345
1,500,000 Indiana University Health, Inc Obligated Group 2 .852 11/01/51 909,376
1,000,000 Inova Health System Foundation 4 .068 05/15/52 782,264
760,000 Integris Baptist Medical Center, Inc 3 .875 08/15/50 517,122
350,000 Johns Hopkins Health System Corp 3 .837 05/15/46 260,681
500,000 Kaiser Foundation Hospitals 3 .150 05/01/27 467,835
1,400,000 Kaiser Foundation Hospitals 2 .810 06/01/41 940,295
100,000 Kaiser Foundation Hospitals 4 .875 04/01/42 88,980
1,265,000 Kaiser Foundation Hospitals 4 .150 05/01/47 1,002,744
1,000,000 Kaiser Foundation Hospitals 3 .266 11/01/49 669,459
1,000,000 Kaiser Foundation Hospitals 3 .002 06/01/51 629,474
755,000 Koninklijke Philips NV 5 .000 03/15/42 635,401
500,000 Laboratory Corp of America Holdings 2 .300 12/01/24 479,070
100,000 Laboratory Corp of America Holdings 3 .600 02/01/25 96,825
1,000,000 Laboratory Corp of America Holdings 1 .550 06/01/26 895,776
300,000 Laboratory Corp of America Holdings 3 .600 09/01/27 280,916
500,000 Laboratory Corp of America Holdings 2 .950 12/01/29 429,393
1,000,000 Laboratory Corp of America Holdings 2 .700 06/01/31 810,026
800,000 Laboratory Corp of America Holdings 4 .700 02/01/45 652,015
200,000 Mayo Clinic 4 .000 11/15/47 159,686
200,000 Mayo Clinic 4 .128 11/15/52 157,211
2,500,000 Mayo Clinic 3 .196 11/15/61 1,544,141
1,000,000 McKesson Corp 0 .900 12/03/25 903,427
500,000 McKesson Corp 1 .300 08/15/26 444,934
1,000,000 McKesson Corp 4 .900 07/15/28 977,232
350,000 McKesson Corp 5 .100 07/15/33 334,411
200,000 McLaren Health Care Corp 4 .386 05/15/48 157,563
2,777,000 Medtronic, Inc 4 .375 03/15/35 2,515,386
1,074,000 Medtronic, Inc 4 .625 03/15/45 941,967
500,000 Memorial Health Services 3 .447 11/01/49 342,855
1,000,000 Memorial Sloan-Kettering Cancer Center 2 .955 01/01/50 617,107
200,000 Memorial Sloan-Kettering Cancer Center 4 .125 07/01/52 154,785
500,000 Memorial Sloan-Kettering Cancer Center 4 .200 07/01/55 386,057
1,000,000 Methodist Hospital 2 .705 12/01/50 583,006
500,000 Montefiore Obligated Group 5 .246 11/01/48 348,703
750,000 Montefiore Obligated Group 4 .287 09/01/50 436,365
1,000,000 Mount Nittany Medical Center Obligated Group 3 .799 11/15/52 709,986
100,000 Mount Sinai Hospitals Group, Inc 3 .981 07/01/48 75,069
600,000 Mount Sinai Hospitals Group, Inc 3 .737 07/01/49 413,280
895,000 Mount Sinai Hospitals Group, Inc 3 .391 07/01/50 565,992
1,000,000 MultiCare Health System 2 .803 08/15/50 559,533
1,000,000 Nationwide Children's Hospital, Inc 4 .556 11/01/52 847,243
1,000,000 New York and Presbyterian Hospital 2 .256 08/01/40 612,484
300,000 New York and Presbyterian Hospital 4 .024 08/01/45 233,713
150,000 New York and Presbyterian Hospital 4 .063 08/01/56 112,263
1,000,000 New York and Presbyterian Hospital 2 .606 08/01/60 513,396
500,000 New York and Presbyterian Hospital 3 .954 08/01/19 325,920
140,000 Northwell Healthcare, Inc 3 .979 11/01/46 101,304
675,000 Northwell Healthcare, Inc 4 .260 11/01/47 506,322
500,000 Northwell Healthcare, Inc 3 .809 11/01/49 342,775
1,000,000 NY Society for Relief of Ruptured & Crippled
Maintaining Hosp Special Surgery
2 .667 10/01/50 552,514
350,000 NYU Langone Hospitals 5 .750 07/01/43 336,586
250,000 NYU Langone Hospitals 4 .368 07/01/47 203,393
915,000 NYU Langone Hospitals 3 .380 07/01/55 581,511
1,000,000 OhioHealth Corp 2 .297 11/15/31 790,770

See Notes to Financial Statements
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
HEALTH CARE EQUIPMENT & SERVICES—continued
$ 750,000 OhioHealth Corp 3 .042% 11/15/50 $ 487,552
100,000 Orlando Health Obligated Group 4 .089 10/01/48 74,966
1,000,000 Orlando Health Obligated Group 3 .327 10/01/50 654,363
750,000 PeaceHealth Obligated Group 1 .375 11/15/25 680,834
200,000 PeaceHealth Obligated Group 4 .787 11/15/48 159,781
750,000 PeaceHealth Obligated Group 3 .218 11/15/50 449,064
500,000 Piedmont Healthcare, Inc 2 .044 01/01/32 381,770
500,000 Piedmont Healthcare, Inc 2 .719 01/01/42 320,044
1,000,000 Piedmont Healthcare, Inc 2 .864 01/01/52 584,713
200,000 Providence St. Joseph Health Obligated Group 2 .746 10/01/26 182,786
570,000 Providence St. Joseph Health Obligated Group 2 .532 10/01/29 475,900
945,000 Providence St. Joseph Health Obligated Group 5 .403 10/01/33 907,896
100,000 Providence St. Joseph Health Obligated Group 3 .744 10/01/47 68,033
350,000 Providence St. Joseph Health Obligated Group 3 .930 10/01/48 244,294
1,000,000 Providence St. Joseph Health Obligated Group 2 .700 10/01/51 547,380
785,000 Queen's Health Systems 4 .810 07/01/52 678,853
125,000 Quest Diagnostics, Inc 3 .500 03/30/25 120,555
225,000 Quest Diagnostics, Inc 3 .450 06/01/26 213,035
500,000 Quest Diagnostics, Inc 4 .200 06/30/29 466,785
750,000 Quest Diagnostics, Inc 2 .950 06/30/30 629,593
500,000 Quest Diagnostics, Inc 2 .800 06/30/31 410,856
300,000 (a) Quest Diagnostics, Inc 4 .700 03/30/45 245,263
1,500,000 Rady Children's Hospital-San Diego 3 .154 08/15/51 963,016
300,000 Revvity, Inc 2 .250 09/15/31 228,008
390,000 Rush Obligated Group 3 .922 11/15/29 357,345
200,000 RWJ Barnabas Health, Inc 3 .949 07/01/46 150,233
1,000,000 Sharp HealthCare 2 .680 08/01/50 581,926
1,000,000 Smith & Nephew plc 2 .032 10/14/30 769,849
400,000 SSM Health Care Corp 3 .823 06/01/27 376,614
500,000 SSM Health Care Corp 4 .894 06/01/28 488,830
1,620,000 Stanford Health Care 3 .027 08/15/51 1,025,251
475,000 Stryker Corp 1 .150 06/15/25 440,557
200,000 Stryker Corp 3 .375 11/01/25 191,413
1,600,000 Stryker Corp 3 .500 03/15/26 1,525,008
500,000 Stryker Corp 3 .650 03/07/28 466,475
600,000 Stryker Corp 1 .950 06/15/30 480,709
200,000 Stryker Corp 4 .100 04/01/43 156,189
200,000 Stryker Corp 4 .375 05/15/44 159,926
550,000 Stryker Corp 4 .625 03/15/46 463,198
575,000 Stryker Corp 2 .900 06/15/50 352,279
1,500,000 Summa Health 3 .511 11/15/51 970,217
200,000 Sutter Health 3 .695 08/15/28 185,663
1,000,000 Sutter Health 2 .294 08/15/30 806,736
750,000 Sutter Health 5 .164 08/15/33 719,935
500,000 Sutter Health 3 .161 08/15/40 345,649
200,000 Sutter Health 4 .091 08/15/48 150,048
500,000 Sutter Health 3 .361 08/15/50 326,809
135,000 Sutter Health 5 .547 08/15/53 129,438
1,000,000 Texas Health Resources 2 .328 11/15/50 532,634
100,000 Texas Health Resources 4 .330 11/15/55 81,063
1,500,000 Thermo Fisher Scientific, Inc 4 .977 08/10/30 1,460,022
1,500,000 Thermo Fisher Scientific, Inc 5 .086 08/10/33 1,450,420
1,500,000 (a) Thermo Fisher Scientific, Inc 5 .404 08/10/43 1,433,224
2,000,000 Trinity Health Corp 2 .632 12/01/40 1,327,419
300,000 Trinity Health Corp 4 .125 12/01/45 236,776
185,000 Trinity Health Corp 3 .434 12/01/48 133,072
1,000,000 UMass Memorial Health Care Obligated Group 5 .363 07/01/52 870,062
500,000 UnitedHealth Group, Inc 3 .700 12/15/25 482,054
1,000,000 UnitedHealth Group, Inc 1 .250 01/15/26 911,135
3,000,000 UnitedHealth Group, Inc 1 .150 05/15/26 2,698,685
200,000 UnitedHealth Group, Inc 3 .450 01/15/27 189,104

Bond Index Fund September 30, 2023

See Notes to Financial Statements
Portfolio of Investments
(continued)
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
HEALTH CARE EQUIPMENT & SERVICES—continued
$ 1,500,000 UnitedHealth Group, Inc 3 .700% 05/15/27 $ 1,421,810
1,700,000 UnitedHealth Group, Inc 2 .950 10/15/27 1,555,185
2,000,000 UnitedHealth Group, Inc 5 .250 02/15/28 2,003,398
2,375,000 UnitedHealth Group, Inc 3 .850 06/15/28 2,240,840
500,000 UnitedHealth Group, Inc 3 .875 12/15/28 469,557
1,500,000 UnitedHealth Group, Inc 4 .250 01/15/29 1,428,055
1,500,000 UnitedHealth Group, Inc 4 .000 05/15/29 1,403,803
1,000,000 UnitedHealth Group, Inc 2 .875 08/15/29 878,420
1,000,000 UnitedHealth Group, Inc 5 .300 02/15/30 993,782
2,200,000 UnitedHealth Group, Inc 2 .000 05/15/30 1,781,434
1,750,000 UnitedHealth Group, Inc 2 .300 05/15/31 1,413,894
800,000 UnitedHealth Group, Inc 4 .200 05/15/32 730,177
1,500,000 UnitedHealth Group, Inc 5 .350 02/15/33 1,483,769
1,500,000 UnitedHealth Group, Inc 4 .500 04/15/33 1,387,966
150,000 UnitedHealth Group, Inc 5 .800 03/15/36 152,041
365,000 UnitedHealth Group, Inc 6 .625 11/15/37 396,586
200,000 UnitedHealth Group, Inc 6 .875 02/15/38 222,985
275,000 UnitedHealth Group, Inc 3 .500 08/15/39 211,748
1,000,000 UnitedHealth Group, Inc 2 .750 05/15/40 679,433
3,000,000 UnitedHealth Group, Inc 3 .050 05/15/41 2,116,655
300,000 UnitedHealth Group, Inc 4 .375 03/15/42 250,585
350,000 UnitedHealth Group, Inc 3 .950 10/15/42 275,615
375,000 UnitedHealth Group, Inc 4 .250 03/15/43 307,691
800,000 UnitedHealth Group, Inc 4 .200 01/15/47 640,038
300,000 UnitedHealth Group, Inc 4 .250 04/15/47 238,636
500,000 UnitedHealth Group, Inc 3 .750 10/15/47 367,728
1,700,000 UnitedHealth Group, Inc 4 .250 06/15/48 1,357,237
1,000,000 UnitedHealth Group, Inc 3 .700 08/15/49 719,805
4,000,000 UnitedHealth Group, Inc 2 .900 05/15/50 2,456,008
3,000,000 UnitedHealth Group, Inc 3 .250 05/15/51 1,971,475
450,000 UnitedHealth Group, Inc 4 .750 05/15/52 383,691
1,500,000 UnitedHealth Group, Inc 5 .875 02/15/53 1,505,336
1,500,000 UnitedHealth Group, Inc 5 .050 04/15/53 1,341,995
1,250,000 UnitedHealth Group, Inc 3 .875 08/15/59 889,224
1,000,000 UnitedHealth Group, Inc 3 .125 05/15/60 605,723
500,000 UnitedHealth Group, Inc 4 .950 05/15/62 431,003
1,000,000 UnitedHealth Group, Inc 6 .050 02/15/63 1,011,799
1,500,000 UnitedHealth Group, Inc 5 .200 04/15/63 1,339,098
1,000,000 Universal Health Services, Inc 1 .650 09/01/26 881,462
1,000,000 Universal Health Services, Inc 2 .650 01/15/32 749,706
500,000 UPMC 5 .035 05/15/33 472,441
500,000 UPMC 5 .377 05/15/43 459,678
370,000 WakeMed 3 .286 10/01/52 230,324
200,000 West Virginia United Health System Obligated Group 3 .129 06/01/50 114,751
500,000 Willis-Knighton Medical Center 3 .065 03/01/51 284,825
600,000 Zimmer Biomet Holdings, Inc 1 .450 11/22/24 569,788
225,000 Zimmer Biomet Holdings, Inc 3 .050 01/15/26 212,241
1,500,000 Zimmer Biomet Holdings, Inc 2 .600 11/24/31 1,182,146
TOTAL HEALTH CARE EQUIPMENT & SERVICES 273,851,138
HOUSEHOLD & PERSONAL PRODUCTS - 0 .2%
500,000 Church & Dwight Co, Inc 3 .150 08/01/27 463,493
250,000 Church & Dwight Co, Inc 2 .300 12/15/31 199,940
500,000 Church & Dwight Co, Inc 5 .600 11/15/32 501,412
100,000 Church & Dwight Co, Inc 3 .950 08/01/47 75,249
725,000 Church & Dwight Co, Inc 5 .000 06/15/52 643,662
300,000 Clorox Co 3 .100 10/01/27 274,370
500,000 Clorox Co 3 .900 05/15/28 466,284
750,000 Clorox Co 4 .400 05/01/29 710,953
1,000,000 Clorox Co 1 .800 05/15/30 788,337
375,000 Clorox Co 4 .600 05/01/32 349,190

See Notes to Financial Statements
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
HOUSEHOLD & PERSONAL PRODUCTS—continued
$ 1,000,000 Colgate-Palmolive Co 3 .100% 08/15/27 $ 935,786
1,000,000 Colgate-Palmolive Co 4 .600 03/01/28 988,778
60,000 Colgate-Palmolive Co 6 .450 06/16/28 62,322
225,000 Colgate-Palmolive Co 3 .250 08/15/32 196,423
1,000,000 (a) Colgate-Palmolive Co 4 .600 03/01/33 964,294
300,000 Colgate-Palmolive Co 4 .000 08/15/45 248,673
550,000 Colgate-Palmolive Co 3 .700 08/01/47 430,165
125,000 Estee Lauder Cos, Inc 2 .000 12/01/24 119,996
450,000 Estee Lauder Cos, Inc 3 .150 03/15/27 420,203
200,000 Estee Lauder Cos, Inc 2 .375 12/01/29 168,250
100,000 Estee Lauder Cos, Inc 2 .600 04/15/30 83,902
1,500,000 Estee Lauder Cos, Inc 1 .950 03/15/31 1,175,205
750,000 (a) Estee Lauder Cos, Inc 4 .650 05/15/33 699,547
100,000 Estee Lauder Cos, Inc 6 .000 05/15/37 101,517
300,000 Estee Lauder Cos, Inc 4 .375 06/15/45 242,062
375,000 Estee Lauder Cos, Inc 4 .150 03/15/47 293,293
700,000 Estee Lauder Cos, Inc 3 .125 12/01/49 455,471
750,000 Estee Lauder Cos, Inc 5 .150 05/15/53 675,741
1,000,000 Haleon UK Capital plc 3 .125 03/24/25 960,482
2,500,000 (e) Kenvue, Inc 5 .050 03/22/28 2,466,901
1,000,000 (e) Kenvue, Inc 5 .000 03/22/30 974,287
1,750,000 (e) Kenvue, Inc 4 .900 03/22/33 1,672,474
1,250,000 (e) Kenvue, Inc 5 .100 03/22/43 1,153,492
1,750,000 (e) Kenvue, Inc 5 .050 03/22/53 1,589,565
1,000,000 (e) Kenvue, Inc 5 .200 03/22/63 902,120
950,000 Kimberly-Clark Corp 3 .050 08/15/25 911,496
200,000 Kimberly-Clark Corp 1 .050 09/15/27 170,566
412,000 Kimberly-Clark Corp 3 .950 11/01/28 391,802
1,500,000 Kimberly-Clark Corp 3 .200 04/25/29 1,363,046
1,500,000 Kimberly-Clark Corp 2 .000 11/02/31 1,183,383
500,000 Kimberly-Clark Corp 4 .500 02/16/33 473,472
200,000 Kimberly-Clark Corp 6 .625 08/01/37 219,280
725,000 Kimberly-Clark Corp 3 .200 07/30/46 489,233
200,000 Kimberly-Clark Corp 3 .900 05/04/47 153,510
300,000 Kimberly-Clark Corp 2 .875 02/07/50 191,678
2,000,000 Procter & Gamble Co 0 .550 10/29/25 1,818,685
750,000 Procter & Gamble Co 2 .700 02/02/26 710,151
2,000,000 Procter & Gamble Co 1 .000 04/23/26 1,808,979
1,750,000 Procter & Gamble Co 2 .450 11/03/26 1,624,407
1,500,000 Procter & Gamble Co 3 .950 01/26/28 1,451,074
2,000,000 Procter & Gamble Co 3 .000 03/25/30 1,776,680
1,150,000 Procter & Gamble Co 1 .200 10/29/30 890,125
1,500,000 Procter & Gamble Co 1 .950 04/23/31 1,216,212
1,500,000 (a) Procter & Gamble Co 4 .050 01/26/33 1,396,911
1,000,000 Unilever Capital Corp 0 .626 08/12/24 957,335
450,000 Unilever Capital Corp 3 .100 07/30/25 432,429
1,000,000 Unilever Capital Corp 2 .125 09/06/29 840,820
175,000 Unilever Capital Corp 1 .375 09/14/30 134,967
200,000 Unilever Capital Corp 1 .750 08/12/31 154,997
500,000 Unilever Capital Corp 2 .625 08/12/51 301,734
TOTAL HOUSEHOLD & PERSONAL PRODUCTS 43,516,811
INSURANCE - 0 .8%
500,000 Aegon NV 5 .500 04/11/48 461,080
325,000 Aetna, Inc 3 .500 11/15/24 316,464
440,000 Aetna, Inc 6 .625 06/15/36 453,387
350,000 Aetna, Inc 4 .500 05/15/42 276,558
500,000 Aetna, Inc 4 .125 11/15/42 371,450
1,050,000 Aetna, Inc 3 .875 08/15/47 735,795
2,000,000 Aflac, Inc 1 .125 03/15/26 1,793,262
200,000 Aflac, Inc 2 .875 10/15/26 185,194

Bond Index Fund September 30, 2023

See Notes to Financial Statements
Portfolio of Investments
(continued)
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
INSURANCE—continued
$ 375,000 Aflac, Inc 3 .600% 04/01/30 $ 332,103
200,000 Aflac, Inc 4 .000 10/15/46 144,077
500,000 Aflac, Inc 4 .750 01/15/49 417,139
1,000,000 Alleghany Corp 3 .625 05/15/30 896,865
200,000 Alleghany Corp 4 .900 09/15/44 175,374
1,000,000 Alleghany Corp 3 .250 08/15/51 647,824
300,000 Allied World Assurance Co Holdings Ltd 4 .350 10/29/25 286,881
1,000,000 Allstate Corp 0 .750 12/15/25 899,384
275,000 Allstate Corp 3 .280 12/15/26 257,044
1,000,000 Allstate Corp 1 .450 12/15/30 744,083
600,000 Allstate Corp 5 .250 03/30/33 565,628
600,000 Allstate Corp 4 .500 06/15/43 477,053
975,000 Allstate Corp 4 .200 12/15/46 720,987
250,000 Allstate Corp 3 .850 08/10/49 176,397
200,000 Allstate Corp 8 .564 08/15/53 197,358
325,000 American Financial Group, Inc 5 .250 04/02/30 309,640
400,000 American Financial Group, Inc 4 .500 06/15/47 296,612
2,000,000 American International Group, Inc 2 .500 06/30/25 1,886,660
1,500,000 American International Group, Inc 5 .125 03/27/33 1,395,689
300,000 American International Group, Inc 4 .800 07/10/45 250,412
1,500,000 American International Group, Inc 4 .750 04/01/48 1,233,395
300,000 American International Group, Inc 5 .750 04/01/48 277,938
1,500,000 American International Group, Inc 4 .375 06/30/50 1,162,528
200,000 Aon Corp 4 .500 12/15/28 190,517
450,000 Aon Corp 3 .750 05/02/29 407,963
450,000 Aon Corp 2 .800 05/15/30 374,490
1,000,000 Aon Corp 2 .050 08/23/31 762,764
1,000,000 Aon Corp 2 .600 12/02/31 789,756
500,000 Aon Corp 5 .000 09/12/32 468,699
750,000 Aon Corp 5 .350 02/28/33 718,992
200,000 Aon Corp 6 .250 09/30/40 197,582
1,000,000 Aon Corp 2 .900 08/23/51 589,424
500,000 Aon Corp 3 .900 02/28/52 357,341
1,450,000 Aon Global Ltd 3 .875 12/15/25 1,394,595
550,000 Aon Global Ltd 4 .750 05/15/45 454,394
1,050,000 Arch Capital Group Ltd 4 .011 12/15/26 994,841
200,000 Arch Capital Group Ltd 5 .031 12/15/46 166,329
600,000 Arch Capital Group Ltd 3 .635 06/30/50 403,636
300,000 Arch Capital Group US, Inc 5 .144 11/01/43 256,811
2,000,000 Arthur J Gallagher & Co 2 .400 11/09/31 1,534,667
500,000 Arthur J Gallagher & Co 5 .500 03/02/33 478,926
125,000 Arthur J Gallagher & Co 3 .500 05/20/51 81,123
1,000,000 Arthur J Gallagher & Co 3 .050 03/09/52 579,188
300,000 Assurant, Inc 4 .900 03/27/28 286,675
500,000 Assurant, Inc 3 .700 02/22/30 420,626
7,000 Assurant, Inc 6 .750 02/15/34 7,040
500,000 Assured Guaranty US Holdings, Inc 6 .125 09/15/28 500,007
1,000,000 Assured Guaranty US Holdings, Inc 3 .150 06/15/31 826,675
300,000 Assured Guaranty US Holdings, Inc 3 .600 09/15/51 183,829
675,000 Athene Holding Ltd 4 .125 01/12/28 616,570
500,000 Athene Holding Ltd 6 .150 04/03/30 494,070
1,000,000 Athene Holding Ltd 6 .650 02/01/33 992,129
1,000,000 Athene Holding Ltd 3 .950 05/25/51 656,037
1,000,000 Athene Holding Ltd 3 .450 05/15/52 593,994
300,000 AXIS Specialty Finance LLC 3 .900 07/15/29 267,491
250,000 AXIS Specialty Finance LLC 4 .900 01/15/40 200,824
200,000 AXIS Specialty Finance plc 4 .000 12/06/27 184,745
1,500,000 Berkshire Hathaway Finance Corp 2 .300 03/15/27 1,376,001
100,000 Berkshire Hathaway Finance Corp 1 .850 03/12/30 81,887
1,500,000 Berkshire Hathaway Finance Corp 1 .450 10/15/30 1,168,856
1,000,000 Berkshire Hathaway Finance Corp 2 .875 03/15/32 838,650

See Notes to Financial Statements
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
INSURANCE—continued
$ 300,000 Berkshire Hathaway Finance Corp 4 .400% 05/15/42 $ 260,764
2,175,000 Berkshire Hathaway Finance Corp 4 .200 08/15/48 1,775,282
1,725,000 Berkshire Hathaway Finance Corp 4 .250 01/15/49 1,413,369
3,000,000 Berkshire Hathaway Finance Corp 2 .500 01/15/51 1,735,070
1,500,000 Berkshire Hathaway Finance Corp 3 .850 03/15/52 1,118,866
1,000,000 Boardwalk Pipelines LP 3 .400 02/15/31 830,412
1,000,000 (a) Brighthouse Financial, Inc 5 .625 05/15/30 935,848
236,000 Brighthouse Financial, Inc 4 .700 06/22/47 163,909
500,000 Brown & Brown, Inc 4 .500 03/15/29 462,244
1,000,000 Brown & Brown, Inc 2 .375 03/15/31 772,672
1,000,000 Brown & Brown, Inc 4 .200 03/17/32 865,157
500,000 Brown & Brown, Inc 4 .950 03/17/52 398,153
450,000 Chubb Corp 6 .000 05/11/37 458,111
700,000 Chubb INA Holdings, Inc 3 .150 03/15/25 674,751
2,325,000 Chubb INA Holdings, Inc 3 .350 05/03/26 2,205,276
1,325,000 Chubb INA Holdings, Inc 1 .375 09/15/30 1,010,106
150,000 Chubb INA Holdings, Inc 4 .150 03/13/43 120,980
1,600,000 Chubb INA Holdings, Inc 4 .350 11/03/45 1,312,681
425,000 Chubb INA Holdings, Inc 2 .850 12/15/51 262,753
1,500,000 Chubb INA Holdings, Inc 3 .050 12/15/61 897,015
200,000 Cincinnati Financial Corp 6 .920 05/15/28 209,690
690,000 CNA Financial Corp 3 .950 05/15/24 680,963
200,000 CNA Financial Corp 4 .500 03/01/26 193,493
225,000 CNA Financial Corp 3 .450 08/15/27 207,699
100,000 CNA Financial Corp 3 .900 05/01/29 91,300
1,150,000 CNA Financial Corp 2 .050 08/15/30 897,564
1,000,000 CNA Financial Corp 5 .500 06/15/33 942,218
500,000 CNO Financial Group, Inc 5 .250 05/30/29 470,921
1,000,000 Corebridge Financial, Inc 3 .500 04/04/25 959,421
1,000,000 Corebridge Financial, Inc 3 .650 04/05/27 925,727
1,000,000 Corebridge Financial, Inc 3 .850 04/05/29 898,284
2,000,000 Corebridge Financial, Inc 3 .900 04/05/32 1,682,992
750,000 (e) Corebridge Financial, Inc 6 .050 09/15/33 728,931
1,000,000 Corebridge Financial, Inc 4 .350 04/05/42 756,140
500,000 Corebridge Financial, Inc 4 .400 04/05/52 365,788
1,000,000 Corebridge Financial, Inc 6 .875 12/15/52 957,990
1,000,000 Elevance Health, Inc 4 .750 02/15/33 930,785
500,000 Enstar Group Ltd 4 .950 06/01/29 461,728
1,000,000 Enstar Group Ltd 3 .100 09/01/31 752,564
1,375,000 Equitable Holdings, Inc 4 .350 04/20/28 1,280,130
975,000 Equitable Holdings, Inc 5 .000 04/20/48 783,924
300,000 Everest Reinsurance Holdings, Inc 4 .868 06/01/44 245,978
250,000 Everest Reinsurance Holdings, Inc 3 .500 10/15/50 160,268
1,200,000 Everest Reinsurance Holdings, Inc 3 .125 10/15/52 711,123
750,000 F&G Annuities & Life, Inc 7 .400 01/13/28 748,176
400,000 Fairfax Financial Holdings Ltd 4 .850 04/17/28 379,049
500,000 Fairfax Financial Holdings Ltd 4 .625 04/29/30 449,445
1,000,000 Fairfax Financial Holdings Ltd 3 .375 03/03/31 812,839
1,000,000 Fairfax Financial Holdings Ltd 5 .625 08/16/32 934,010
300,000 Fidelity National Financial, Inc 4 .500 08/15/28 278,822
1,000,000 Fidelity National Financial, Inc 3 .400 06/15/30 849,771
500,000 Fidelity National Financial, Inc 2 .450 03/15/31 385,525
400,000 Fidelity National Financial, Inc 3 .200 09/17/51 220,230
750,000 First American Financial Corp 4 .000 05/15/30 635,168
400,000 First American Financial Corp 2 .400 08/15/31 296,708
350,000 Globe Life, Inc 4 .550 09/15/28 331,739
350,000 Globe Life, Inc 2 .150 08/15/30 271,452
175,000 Globe Life, Inc 4 .800 06/15/32 160,417
200,000 Hanover Insurance Group, Inc 4 .500 04/15/26 192,747
1,000,000 Hanover Insurance Group, Inc 2 .500 09/01/30 766,476
750,000 Hartford Financial Services Group, Inc 2 .800 08/19/29 643,338

Bond Index Fund September 30, 2023

See Notes to Financial Statements
Portfolio of Investments
(continued)
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
INSURANCE—continued
$ 400,000 Hartford Financial Services Group, Inc 4 .300% 04/15/43 $ 308,876
450,000 Hartford Financial Services Group, Inc 4 .400 03/15/48 349,807
450,000 Hartford Financial Services Group, Inc 3 .600 08/19/49 307,676
475,000 Hartford Financial Services Group, Inc 2 .900 09/15/51 279,386
2,000,000 HCA, Inc 3 .125 03/15/27 1,817,178
1,000,000 HCA, Inc 3 .375 03/15/29 876,165
125,000 HCA, Inc 4 .375 03/15/42 95,633
500,000 Horace Mann Educators Corp 7 .250 09/15/28 499,578
500,000 (a) Jackson Financial, Inc 5 .170 06/08/27 481,971
1,500,000 Jackson Financial, Inc 3 .125 11/23/31 1,149,634
500,000 Jackson Financial, Inc 5 .670 06/08/32 467,714
1,000,000 Jackson Financial, Inc 4 .000 11/23/51 627,387
400,000 Jefferies Financial Group, Inc 5 .500 10/18/23 399,725
500,000 Jefferies Financial Group, Inc 5 .875 07/21/28 489,317
200,000 Kemper Corp 4 .350 02/15/25 193,535
500,000 Kemper Corp 2 .400 09/30/30 369,489
1,000,000 Kemper Corp 3 .800 02/23/32 787,195
175,000 Lincoln National Corp 3 .350 03/09/25 168,100
600,000 Lincoln National Corp 3 .625 12/12/26 557,414
650,000 (a) Lincoln National Corp 3 .050 01/15/30 531,348
1,000,000 Lincoln National Corp 3 .400 03/01/32 786,028
150,000 Lincoln National Corp 7 .000 06/15/40 149,666
250,000 Lincoln National Corp 4 .350 03/01/48 173,525
500,000 (a) Lincoln National Corp 4 .375 06/15/50 342,548
800,000 Loews Corp 3 .750 04/01/26 766,937
400,000 Loews Corp 3 .200 05/15/30 346,264
200,000 Loews Corp 4 .125 05/15/43 156,010
700,000 Manulife Financial Corp 4 .150 03/04/26 676,030
1,300,000 Manulife Financial Corp 4 .061 02/24/32 1,203,407
1,000,000 Manulife Financial Corp 3 .703 03/16/32 875,099
200,000 Manulife Financial Corp 5 .375 03/04/46 184,317
200,000 Markel Group, Inc 3 .350 09/17/29 175,957
150,000 Markel Group, Inc 5 .000 04/05/46 123,125
100,000 Markel Group, Inc 4 .300 11/01/47 73,477
750,000 Markel Group, Inc 5 .000 05/20/49 619,511
200,000 Markel Group, Inc 4 .150 09/17/50 142,198
1,500,000 Markel Group, Inc 3 .450 05/07/52 954,138
1,700,000 Marsh & McLennan Cos, Inc 4 .375 03/15/29 1,612,278
450,000 Marsh & McLennan Cos, Inc 2 .250 11/15/30 360,100
600,000 Marsh & McLennan Cos, Inc 2 .375 12/15/31 471,768
1,000,000 Marsh & McLennan Cos, Inc 5 .750 11/01/32 1,001,051
1,000,000 Marsh & McLennan Cos, Inc 5 .400 09/15/33 973,607
250,000 Marsh & McLennan Cos, Inc 4 .750 03/15/39 219,417
100,000 Marsh & McLennan Cos, Inc 4 .350 01/30/47 79,769
300,000 Marsh & McLennan Cos, Inc 4 .200 03/01/48 231,750
1,200,000 Marsh & McLennan Cos, Inc 4 .900 03/15/49 1,039,744
1,000,000 Marsh & McLennan Cos, Inc 2 .900 12/15/51 597,207
250,000 Marsh & McLennan Cos, Inc 6 .250 11/01/52 256,791
1,000,000 Marsh & McLennan Cos, Inc 5 .450 03/15/53 933,459
1,000,000 Marsh & McLennan Cos, Inc 5 .700 09/15/53 965,586
200,000 Mercury General Corp 4 .400 03/15/27 186,430
1,530,000 Metlife, Inc 5 .700 06/15/35 1,500,487
700,000 MetLife, Inc 3 .600 11/13/25 673,243
1,000,000 MetLife, Inc 4 .550 03/23/30 948,555
1,500,000 MetLife, Inc 5 .375 07/15/33 1,441,980
675,000 MetLife, Inc 6 .375 06/15/34 698,086
130,000 MetLife, Inc 5 .875 02/06/41 126,683
450,000 MetLife, Inc 4 .125 08/13/42 352,338
750,000 MetLife, Inc 4 .875 11/13/43 648,216
500,000 MetLife, Inc 4 .721 12/15/44 413,322
800,000 MetLife, Inc 4 .050 03/01/45 610,822

See Notes to Financial Statements
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
INSURANCE—continued
$ 1,650,000 MetLife, Inc 4 .600% 05/13/46 $ 1,364,648
1,200,000 MetLife, Inc 5 .000 07/15/52 1,035,407
1,000,000 MetLife, Inc 5 .250 01/15/54 892,041
20,000 Nationwide Financial Services, Inc 6 .750 05/15/37 18,731
200,000 Old Republic International Corp 4 .875 10/01/24 196,889
100,000 Old Republic International Corp 3 .875 08/26/26 94,430
1,500,000 Old Republic International Corp 3 .850 06/11/51 990,561
500,000 PartnerRe Finance B LLC 3 .700 07/02/29 442,857
500,000 PartnerRe Finance B LLC 4 .500 10/01/50 424,068
725,000 Presbyterian Healthcare Services 4 .875 08/01/52 647,254
1,000,000 Primerica, Inc 2 .800 11/19/31 791,804
200,000 Principal Financial Group, Inc 3 .400 05/15/25 191,694
850,000 Principal Financial Group, Inc 3 .100 11/15/26 786,639
100,000 Principal Financial Group, Inc 3 .700 05/15/29 90,021
1,000,000 Principal Financial Group, Inc 2 .125 06/15/30 795,181
750,000 Principal Financial Group, Inc 5 .375 03/15/33 720,030
100,000 Principal Financial Group, Inc 4 .625 09/15/42 79,918
200,000 Principal Financial Group, Inc 4 .350 05/15/43 152,950
300,000 Principal Financial Group, Inc 4 .300 11/15/46 223,277
750,000 Principal Financial Group, Inc 5 .500 03/15/53 660,510
650,000 Progressive Corp 2 .450 01/15/27 592,555
750,000 Progressive Corp 2 .500 03/15/27 681,011
250,000 Progressive Corp 4 .000 03/01/29 235,851
100,000 Progressive Corp 3 .200 03/26/30 87,017
125,000 (a) Progressive Corp 3 .000 03/15/32 104,718
120,000 Progressive Corp 6 .250 12/01/32 124,301
1,000,000 Progressive Corp 4 .950 06/15/33 949,358
300,000 Progressive Corp 4 .350 04/25/44 240,608
300,000 Progressive Corp 3 .700 01/26/45 216,174
950,000 Progressive Corp 4 .125 04/15/47 744,710
750,000 Progressive Corp 4 .200 03/15/48 591,662
100,000 Progressive Corp 3 .950 03/26/50 74,704
500,000 Progressive Corp 3 .700 03/15/52 355,846
200,000 Prudential Financial, Inc 1 .500 03/10/26 181,370
195,000 Prudential Financial, Inc 3 .878 03/27/28 183,236
500,000 (a) Prudential Financial, Inc 2 .100 03/10/30 409,783
450,000 Prudential Financial, Inc 5 .700 12/14/36 447,539
500,000 Prudential Financial, Inc 3 .000 03/10/40 346,945
600,000 Prudential Financial, Inc 5 .200 03/15/44 587,027
1,700,000 Prudential Financial, Inc 4 .600 05/15/44 1,413,346
200,000 Prudential Financial, Inc 5 .375 05/15/45 193,891
2,300,000 Prudential Financial, Inc 4 .500 09/15/47 2,058,221
300,000 Prudential Financial, Inc 4 .418 03/27/48 234,073
2,400,000 Prudential Financial, Inc 5 .700 09/15/48 2,200,061
799,000 Prudential Financial, Inc 3 .935 12/07/49 574,503
450,000 Prudential Financial, Inc 4 .350 02/25/50 349,310
1,000,000 Prudential Financial, Inc 3 .700 03/13/51 694,584
675,000 Prudential Financial, Inc 5 .125 03/01/52 581,272
1,000,000 Prudential Financial, Inc 6 .000 09/01/52 915,449
1,500,000 Prudential Financial, Inc 6 .750 03/01/53 1,450,350
200,000 Prudential Funding Asia plc 3 .125 04/14/30 170,954
1,000,000 Prudential Funding Asia plc 3 .625 03/24/32 851,230
750,000 Reinsurance Group of America, Inc 3 .900 05/15/29 671,790
350,000 Reinsurance Group of America, Inc 3 .150 06/15/30 289,758
1,000,000 Reinsurance Group of America, Inc 6 .000 09/15/33 964,850
200,000 RenaissanceRe Finance, Inc 3 .700 04/01/25 193,916
200,000 RenaissanceRe Finance, Inc 3 .450 07/01/27 183,034
300,000 RenaissanceRe Holdings Ltd 3 .600 04/15/29 263,298
1,000,000 RenaissanceRe Holdings Ltd 5 .750 06/05/33 940,654
1,000,000 Stewart Information Services Corp 3 .600 11/15/31 734,852
20,000 Transatlantic Holdings, Inc 8 .000 11/30/39 23,384

Bond Index Fund September 30, 2023

See Notes to Financial Statements
Portfolio of Investments
(continued)
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
INSURANCE—continued
$ 600,000 Travelers Cos, Inc 5 .350% 11/01/40 $ 570,152
200,000 Travelers Cos, Inc 4 .600 08/01/43 170,950
250,000 Travelers Cos, Inc 4 .300 08/25/45 199,963
1,100,000 Travelers Cos, Inc 4 .000 05/30/47 847,028
500,000 Travelers Cos, Inc 4 .050 03/07/48 387,457
900,000 Travelers Cos, Inc 4 .100 03/04/49 697,499
2,000,000 Travelers Cos, Inc 3 .050 06/08/51 1,277,601
1,000,000 Travelers Cos, Inc 5 .450 05/25/53 953,214
100,000 Travelers Property Casualty Corp 6 .375 03/15/33 106,237
500,000 Unum Group 4 .000 06/15/29 449,592
300,000 Unum Group 5 .750 08/15/42 261,104
500,000 Unum Group 4 .500 12/15/49 350,667
1,000,000 Unum Group 4 .125 06/15/51 656,750
200,000 Voya Financial, Inc 4 .800 06/15/46 152,216
200,000 W R Berkley Corp 4 .750 08/01/44 160,017
650,000 W R Berkley Corp 4 .000 05/12/50 459,525
1,000,000 W R Berkley Corp 3 .550 03/30/52 644,021
400,000 W R Berkley Corp 3 .150 09/30/61 220,606
1,000,000 Willis North America, Inc 4 .650 06/15/27 957,152
500,000 Willis North America, Inc 4 .500 09/15/28 468,889
900,000 Willis North America, Inc 2 .950 09/15/29 767,062
1,000,000 Willis North America, Inc 5 .350 05/15/33 932,869
300,000 Willis North America, Inc 5 .050 09/15/48 240,555
500,000 Willis North America, Inc 3 .875 09/15/49 334,616
200,000 XL Group Ltd 5 .250 12/15/43 178,740
TOTAL INSURANCE 162,565,998
MATERIALS - 0 .7%
1,000,000 3M Co 2 .375 08/26/29 836,039
175,000 Air Products and Chemicals, Inc 1 .500 10/15/25 161,854
500,000 Air Products and Chemicals, Inc 1 .850 05/15/27 443,977
2,125,000 Air Products and Chemicals, Inc 2 .050 05/15/30 1,747,369
1,000,000 Air Products and Chemicals, Inc 4 .800 03/03/33 959,364
125,000 Air Products and Chemicals, Inc 2 .700 05/15/40 85,672
1,250,000 Air Products and Chemicals, Inc 2 .800 05/15/50 787,073
750,000 Albemarle Corp 4 .650 06/01/27 715,122
1,000,000 Albemarle Corp 5 .650 06/01/52 835,382
500,000 Amcor Finance USA, Inc 3 .625 04/28/26 472,092
400,000 Amcor Finance USA, Inc 4 .500 05/15/28 376,022
1,000,000 Amcor Finance USA, Inc 5 .625 05/26/33 960,169
100,000 Amcor Flexibles North America, Inc 3 .100 09/15/26 91,137
200,000 Amcor Flexibles North America, Inc 2 .630 06/19/30 161,459
2,000,000 Amcor Flexibles North America, Inc 2 .690 05/25/31 1,585,799
1,000,000 AngloGold Ashanti Holdings plc 3 .375 11/01/28 841,044
375,000 AngloGold Ashanti Holdings plc 3 .750 10/01/30 301,935
1,000,000 AptarGroup, Inc 3 .600 03/15/32 827,688
1,500,000 ArcelorMittal S.A. 6 .550 11/29/27 1,521,560
2,000,000 ArcelorMittal S.A. 6 .800 11/29/32 1,986,288
300,000 Avery Dennison Corp 4 .875 12/06/28 288,976
500,000 Avery Dennison Corp 2 .650 04/30/30 407,777
1,000,000 Avery Dennison Corp 2 .250 02/15/32 751,621
1,000,000 Avery Dennison Corp 5 .750 03/15/33 979,492
1,500,000 Barrick North America Finance LLC 5 .750 05/01/43 1,443,273
100,000 Barrick PD Australia Finance Pty Ltd 5 .950 10/15/39 98,336
1,375,000 Berry Global, Inc 1 .570 01/15/26 1,242,909
625,000 Berry Global, Inc 1 .650 01/15/27 537,199
1,000,000 (e) Berry Global, Inc 5 .500 04/15/28 965,965
825,000 BHP Billiton Finance USA Ltd 4 .125 02/24/42 674,501
1,925,000 BHP Billiton Finance USA Ltd 5 .000 09/30/43 1,735,980
500,000 Cabot Corp 4 .000 07/01/29 452,665
1,000,000 Cabot Corp 5 .000 06/30/32 914,122

See Notes to Financial Statements
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
MATERIALS—continued
$ 177,000 Celanese US Holdings LLC 3 .500% 05/08/24 $ 174,075
271,000 Celanese US Holdings LLC 6 .050 03/15/25 270,027
1,000,000 Celanese US Holdings LLC 1 .400 08/05/26 870,761
1,000,000 Celanese US Holdings LLC 6 .165 07/15/27 986,070
1,000,000 Celanese US Holdings LLC 6 .330 07/15/29 980,211
1,000,000 (a) Celanese US Holdings LLC 6 .379 07/15/32 963,522
400,000 Celulosa Arauco y Constitucion S.A. 4 .500 08/01/24 391,660
375,000 Celulosa Arauco y Constitucion S.A. 3 .875 11/02/27 337,937
200,000 Celulosa Arauco y Constitucion S.A. 5 .500 11/02/47 162,257
14,000 Dow Chemical Co 4 .550 11/30/25 13,590
300,000 Dow Chemical Co 4 .800 11/30/28 291,003
81,000 Dow Chemical Co 7 .375 11/01/29 87,024
1,000,000 (a) Dow Chemical Co 2 .100 11/15/30 793,585
1,000,000 (a) Dow Chemical Co 6 .300 03/15/33 1,031,451
982,000 Dow Chemical Co 4 .250 10/01/34 852,851
131,000 Dow Chemical Co 9 .400 05/15/39 165,743
275,000 Dow Chemical Co 5 .250 11/15/41 242,786
1,200,000 Dow Chemical Co 4 .375 11/15/42 934,095
400,000 Dow Chemical Co 4 .625 10/01/44 318,361
825,000 Dow Chemical Co 5 .550 11/30/48 737,985
750,000 Dow Chemical Co 4 .800 05/15/49 601,597
1,000,000 Dow Chemical Co 3 .600 11/15/50 670,716
500,000 Dow Chemical Co 6 .900 05/15/53 525,152
1,600,000 DowDuPont, Inc 4 .493 11/15/25 1,561,956
2,325,000 DowDuPont, Inc 5 .419 11/15/48 2,130,697
2,300,000 DuPont de Nemours, Inc 4 .725 11/15/28 2,223,324
150,000 DuPont de Nemours, Inc 5 .319 11/15/38 140,310
1,500,000 Eagle Materials, Inc 2 .500 07/01/31 1,172,487
727,000 Eastman Chemical Co 3 .800 03/15/25 704,896
700,000 Eastman Chemical Co 4 .500 12/01/28 658,414
1,650,000 Eastman Chemical Co 5 .750 03/08/33 1,576,554
150,000 Eastman Chemical Co 4 .800 09/01/42 120,694
525,000 Eastman Chemical Co 4 .650 10/15/44 403,509
750,000 Ecolab, Inc 2 .700 11/01/26 695,230
1,000,000 Ecolab, Inc 1 .650 02/01/27 887,249
300,000 Ecolab, Inc 3 .250 12/01/27 277,839
1,000,000 Ecolab, Inc 5 .250 01/15/28 998,193
1,000,000 Ecolab, Inc 1 .300 01/30/31 756,205
1,000,000 (a) Ecolab, Inc 2 .125 02/01/32 784,227
150,000 Ecolab, Inc 2 .125 08/15/50 78,211
1,000,000 Ecolab, Inc 2 .700 12/15/51 584,249
1,370,000 Ecolab, Inc 2 .750 08/18/55 773,260
350,000 EIDP, Inc 1 .700 07/15/25 325,925
175,000 EIDP, Inc 2 .300 07/15/30 142,050
1,250,000 EIDP, Inc 4 .800 05/15/33 1,165,253
500,000 FMC Corp 3 .200 10/01/26 457,096
500,000 FMC Corp 3 .450 10/01/29 421,038
1,000,000 FMC Corp 5 .650 05/18/33 904,531
500,000 FMC Corp 4 .500 10/01/49 344,404
500,000 FMC Corp 6 .375 05/18/53 442,288
1,000,000 Freeport-McMoRan, Inc 4 .125 03/01/28 916,050
1,500,000 Freeport-McMoRan, Inc 4 .375 08/01/28 1,375,074
1,000,000 Freeport-McMoRan, Inc 5 .250 09/01/29 944,786
1,000,000 Freeport-McMoRan, Inc 4 .250 03/01/30 883,602
1,000,000 Freeport-McMoRan, Inc 4 .625 08/01/30 900,977
750,000 Georgia-Pacific LLC 7 .750 11/15/29 824,731
600,000 Huntsman International LLC 4 .500 05/01/29 542,585
1,000,000 Huntsman International LLC 2 .950 06/15/31 775,666
100,000 International Flavors & Fragrances, Inc 4 .450 09/26/28 91,834
200,000 International Flavors & Fragrances, Inc 4 .375 06/01/47 134,313
675,000 International Flavors & Fragrances, Inc 5 .000 09/26/48 503,013

Bond Index Fund September 30, 2023

See Notes to Financial Statements
Portfolio of Investments
(continued)
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
MATERIALS—continued
$ 450,000 International Paper Co 6 .000% 11/15/41 $ 432,272
390,000 International Paper Co 4 .800 06/15/44 319,376
2,425,000 International Paper Co 4 .350 08/15/48 1,878,657
1,000,000 (a) Kinross Gold Corp 4 .500 07/15/27 952,469
1,000,000 (e) Kinross Gold Corp 6 .250 07/15/33 960,839
300,000 Linde, Inc 2 .650 02/05/25 288,325
725,000 Linde, Inc 1 .100 08/10/30 556,836
625,000 Linde, Inc 3 .550 11/07/42 465,051
225,000 Linde, Inc 2 .000 08/10/50 114,062
150,000 Lubrizol Corp 6 .500 10/01/34 167,006
575,000 LYB International Finance BV 5 .250 07/15/43 487,605
550,000 LYB International Finance BV 4 .875 03/15/44 441,519
491,000 LYB International Finance III LLC 1 .250 10/01/25 447,394
150,000 (a) LYB International Finance III LLC 2 .250 10/01/30 119,182
1,000,000 LYB International Finance III LLC 5 .625 05/15/33 962,700
1,150,000 LYB International Finance III LLC 3 .375 10/01/40 782,030
1,000,000 LYB International Finance III LLC 4 .200 10/15/49 705,498
750,000 LYB International Finance III LLC 4 .200 05/01/50 527,935
1,000,000 LYB International Finance III LLC 3 .625 04/01/51 636,998
500,000 LYB International Finance III LLC 3 .800 10/01/60 306,148
475,000 LyondellBasell Industries NV 4 .625 02/26/55 351,745
200,000 Martin Marietta Materials, Inc 3 .450 06/01/27 185,636
325,000 Martin Marietta Materials, Inc 3 .500 12/15/27 299,364
250,000 Martin Marietta Materials, Inc 2 .500 03/15/30 204,828
1,000,000 Martin Marietta Materials, Inc 2 .400 07/15/31 781,900
450,000 Martin Marietta Materials, Inc 4 .250 12/15/47 341,038
1,000,000 Martin Marietta Materials, Inc 3 .200 07/15/51 624,796
800,000 Mosaic Co 4 .050 11/15/27 750,932
300,000 Mosaic Co 5 .450 11/15/33 281,883
100,000 Mosaic Co 4 .875 11/15/41 79,701
600,000 Mosaic Co 5 .625 11/15/43 524,069
1,300,000 Newmont Corp 2 .800 10/01/29 1,100,912
250,000 Newmont Corp 2 .250 10/01/30 199,040
1,350,000 Newmont Corp 2 .600 07/15/32 1,057,463
298,000 Newmont Corp 5 .875 04/01/35 293,908
235,000 Newmont Corp 6 .250 10/01/39 234,488
975,000 Newmont Corp 4 .875 03/15/42 834,046
300,000 Newmont Corp 5 .450 06/09/44 267,857
275,000 Nucor Corp 2 .000 06/01/25 258,202
500,000 Nucor Corp 4 .300 05/23/27 479,861
425,000 Nucor Corp 3 .950 05/01/28 399,228
3,150,000 Nucor Corp 2 .700 06/01/30 2,634,079
500,000 Nucor Corp 3 .125 04/01/32 413,305
1,000,000 Nucor Corp 2 .979 12/15/55 568,721
200,000 Nutrien Ltd 3 .000 04/01/25 191,137
1,000,000 Nutrien Ltd 5 .950 11/07/25 1,001,077
700,000 Nutrien Ltd 4 .000 12/15/26 663,449
1,000,000 Nutrien Ltd 4 .900 03/27/28 965,817
550,000 Nutrien Ltd 4 .200 04/01/29 509,398
500,000 Nutrien Ltd 2 .950 05/13/30 417,358
200,000 Nutrien Ltd 4 .125 03/15/35 166,515
200,000 Nutrien Ltd 5 .625 12/01/40 180,319
200,000 Nutrien Ltd 4 .900 06/01/43 164,287
691,000 Nutrien Ltd 5 .250 01/15/45 585,207
1,050,000 Nutrien Ltd 5 .000 04/01/49 862,866
300,000 Nutrien Ltd 3 .950 05/13/50 212,752
750,000 Nutrien Ltd 5 .800 03/27/53 688,922
500,000 Owens Corning 4 .200 12/01/24 489,221
300,000 Owens Corning 3 .400 08/15/26 281,116
500,000 Owens Corning 3 .950 08/15/29 454,236
300,000 Owens Corning 3 .875 06/01/30 265,006

See Notes to Financial Statements
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
MATERIALS—continued
$ 525,000 Owens Corning 4 .300% 07/15/47 $ 396,676
350,000 Owens Corning 4 .400 01/30/48 266,776
550,000 Packaging Corp of America 3 .400 12/15/27 507,048
100,000 Packaging Corp of America 3 .000 12/15/29 85,627
500,000 Packaging Corp of America 4 .050 12/15/49 363,419
1,500,000 Packaging Corp of America 3 .050 10/01/51 893,909
500,000 PPG Industries, Inc 2 .400 08/15/24 485,157
250,000 PPG Industries, Inc 1 .200 03/15/26 224,372
425,000 PPG Industries, Inc 3 .750 03/15/28 395,259
500,000 PPG Industries, Inc 2 .550 06/15/30 411,399
1,000,000 Praxair, Inc 3 .200 01/30/26 957,195
500,000 Reliance Steel & Aluminum Co 1 .300 08/15/25 458,274
500,000 Reliance Steel & Aluminum Co 2 .150 08/15/30 392,811
414,000 Rio Tinto Alcan, Inc 6 .125 12/15/33 420,807
350,000 Rio Tinto Finance USA Ltd 5 .200 11/02/40 327,570
2,000,000 Rio Tinto Finance USA Ltd 2 .750 11/02/51 1,195,548
1,500,000 Rio Tinto Finance USA plc 5 .000 03/09/33 1,439,729
1,400,000 Rio Tinto Finance USA plc 4 .125 08/21/42 1,128,362
1,000,000 Rio Tinto Finance USA plc 5 .125 03/09/53 910,239
100,000 RPM International, Inc 3 .750 03/15/27 93,116
300,000 RPM International, Inc 4 .550 03/01/29 277,875
1,000,000 RPM International, Inc 2 .950 01/15/32 777,909
100,000 RPM International, Inc 5 .250 06/01/45 82,790
200,000 RPM International, Inc 4 .250 01/15/48 144,289
200,000 Sherwin-Williams Co 3 .450 08/01/25 191,977
1,000,000 Sherwin-Williams Co 4 .250 08/08/25 972,430
200,000 Sherwin-Williams Co 3 .950 01/15/26 192,636
925,000 Sherwin-Williams Co 3 .450 06/01/27 861,230
500,000 Sherwin-Williams Co 2 .950 08/15/29 432,017
500,000 Sherwin-Williams Co 2 .300 05/15/30 406,833
950,000 Sherwin-Williams Co 2 .200 03/15/32 727,544
200,000 Sherwin-Williams Co 4 .000 12/15/42 149,562
900,000 Sherwin-Williams Co 4 .500 06/01/47 719,705
900,000 Sherwin-Williams Co 3 .800 08/15/49 634,120
500,000 Sherwin-Williams Co 3 .300 05/15/50 317,573
1,000,000 Sherwin-Williams Co 2 .900 03/15/52 578,367
650,000 Sonoco Products Co 2 .250 02/01/27 576,763
750,000 Sonoco Products Co 3 .125 05/01/30 630,423
1,000,000 Sonoco Products Co 2 .850 02/01/32 796,525
800,000 Southern Copper Corp 3 .875 04/23/25 767,989
100,000 Southern Copper Corp 7 .500 07/27/35 110,002
1,180,000 Southern Copper Corp 6 .750 04/16/40 1,236,249
2,000,000 Southern Copper Corp 5 .875 04/23/45 1,861,485
250,000 Steel Dynamics, Inc 2 .800 12/15/24 240,631
100,000 Steel Dynamics, Inc 2 .400 06/15/25 93,954
1,000,000 Steel Dynamics, Inc 1 .650 10/15/27 849,152
750,000 Steel Dynamics, Inc 3 .450 04/15/30 650,180
100,000 Steel Dynamics, Inc 3 .250 01/15/31 84,643
500,000 Steel Dynamics, Inc 3 .250 10/15/50 303,682
700,000 Suzano Austria GmbH 2 .500 09/15/28 581,617
1,900,000 Suzano Austria GmbH 6 .000 01/15/29 1,849,019
1,000,000 Suzano Austria GmbH 3 .750 01/15/31 821,976
1,500,000 Suzano Austria GmbH 3 .125 01/15/32 1,152,010
700,000 Suzano International Finance BV 5 .500 01/17/27 685,790
2,000,000 Teck Resources Ltd 3 .900 07/15/30 1,738,418
750,000 Vulcan Materials Co 4 .500 04/01/25 734,669
100,000 Vulcan Materials Co 3 .900 04/01/27 94,169
275,000 Vulcan Materials Co 3 .500 06/01/30 239,447
475,000 Vulcan Materials Co 4 .500 06/15/47 380,936
200,000 Vulcan Materials Co 4 .700 03/01/48 165,297
500,000 Westlake Corp 3 .600 08/15/26 472,320

Bond Index Fund September 30, 2023

See Notes to Financial Statements
Portfolio of Investments
(continued)
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
MATERIALS—continued
$ 1,000,000 Westlake Corp 3 .375% 06/15/30 $ 848,678
500,000 Westlake Corp 2 .875 08/15/41 308,685
500,000 Westlake Corp 5 .000 08/15/46 399,642
200,000 Westlake Corp 4 .375 11/15/47 146,236
500,000 Westlake Corp 3 .125 08/15/51 288,056
500,000 Westlake Corp 3 .375 08/15/61 276,441
250,000 WRKCo, Inc 3 .000 09/15/24 244,303
525,000 WRKCo, Inc 4 .650 03/15/26 508,727
300,000 WRKCo, Inc 3 .375 09/15/27 273,634
325,000 WRKCo, Inc 4 .000 03/15/28 301,248
240,000 WRKCo, Inc 3 .900 06/01/28 219,475
950,000 WRKCo, Inc 4 .900 03/15/29 907,817
685,000 WRKCo, Inc 4 .200 06/01/32 606,099
1,400,000 WRKCo, Inc 3 .000 06/15/33 1,096,241
750,000 Yamana Gold, Inc 2 .630 08/15/31 575,489
TOTAL MATERIALS 142,970,894
MEDIA & ENTERTAINMENT - 1 .2%
475,000 Activision Blizzard, Inc 3 .400 09/15/26 450,472
300,000 Activision Blizzard, Inc 3 .400 06/15/27 281,033
250,000 Activision Blizzard, Inc 1 .350 09/15/30 195,245
300,000 Activision Blizzard, Inc 4 .500 06/15/47 263,366
1,100,000 Activision Blizzard, Inc 2 .500 09/15/50 655,041
1,000,000 AdventHealth Obligated Group 2 .795 11/15/51 601,747
675,000 Alphabet, Inc 0 .450 08/15/25 618,259
1,250,000 Alphabet, Inc 1 .998 08/15/26 1,150,146
1,000,000 Alphabet, Inc 0 .800 08/15/27 857,875
850,000 Alphabet, Inc 1 .100 08/15/30 661,658
1,000,000 Alphabet, Inc 1 .900 08/15/40 625,362
2,800,000 Alphabet, Inc 2 .050 08/15/50 1,528,684
1,100,000 Alphabet, Inc 2 .250 08/15/60 587,518
1,000,000 American Assets Trust LP 3 .375 02/01/31 748,513
200,000 (a) Baidu, Inc 3 .075 04/07/25 191,583
1,000,000 Baidu, Inc 1 .720 04/09/26 901,101
500,000 (a) Baidu, Inc 4 .375 03/29/28 473,612
500,000 Baidu, Inc 4 .875 11/14/28 480,019
300,000 Baidu, Inc 3 .425 04/07/30 258,083
750,000 Baidu, Inc 2 .375 10/09/30 594,082
1,000,000 Baidu, Inc 2 .375 08/23/31 770,843
1,000,000 Bain Capital Specialty Finance, Inc 2 .550 10/13/26 862,396
1,000,000 Blackstone Private Credit Fund 4 .700 03/24/25 970,110
1,500,000 Blackstone Private Credit Fund 7 .050 09/29/25 1,502,302
1,800,000 Blackstone Private Credit Fund 2 .625 12/15/26 1,549,339
1,000,000 Blackstone Private Credit Fund 3 .250 03/15/27 868,633
1,000,000 Blackstone Private Credit Fund 4 .000 01/15/29 850,073
1,000,000 Blue Owl Capital Corp III 3 .125 04/13/27 853,923
750,000 Blue Owl Credit Income Corp 7 .750 09/16/27 743,969
1,000,000 Blue Owl Technology Finance Corp 2 .500 01/15/27 839,580
500,000 Broadstone Net Lease LLC 2 .600 09/15/31 349,843
1,000,000 Brown University 2 .924 09/01/50 642,982
1,000,000 Cedars-Sinai Health System 2 .288 08/15/31 786,849
3,650,000 Charter Communications Operating LLC 4 .908 07/23/25 3,566,606
950,000 Charter Communications Operating LLC 3 .750 02/15/28 856,624
2,750,000 Charter Communications Operating LLC 4 .200 03/15/28 2,524,056
650,000 Charter Communications Operating LLC 2 .250 01/15/29 530,126
2,000,000 Charter Communications Operating LLC 2 .800 04/01/31 1,559,714
1,500,000 Charter Communications Operating LLC 2 .300 02/01/32 1,093,161
500,000 (a) Charter Communications Operating LLC 4 .400 04/01/33 425,269
750,000 Charter Communications Operating LLC 6 .384 10/23/35 698,807
1,500,000 Charter Communications Operating LLC 5 .375 04/01/38 1,226,827
1,500,000 Charter Communications Operating LLC 3 .500 06/01/41 948,568

See Notes to Financial Statements
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
MEDIA & ENTERTAINMENT—continued
$ 1,000,000 Charter Communications Operating LLC 3 .500% 03/01/42 $ 617,969
1,550,000 Charter Communications Operating LLC 6 .484 10/23/45 1,353,372
1,400,000 Charter Communications Operating LLC 5 .375 05/01/47 1,066,833
1,375,000 Charter Communications Operating LLC 5 .750 04/01/48 1,097,884
1,600,000 Charter Communications Operating LLC 5 .125 07/01/49 1,166,347
2,500,000 Charter Communications Operating LLC 4 .800 03/01/50 1,748,165
2,500,000 Charter Communications Operating LLC 3 .700 04/01/51 1,454,732
3,000,000 Charter Communications Operating LLC 3 .900 06/01/52 1,793,637
1,000,000 Charter Communications Operating LLC 5 .250 04/01/53 747,503
2,000,000 Charter Communications Operating LLC 3 .850 04/01/61 1,117,734
1,500,000 Charter Communications Operating LLC 4 .400 12/01/61 924,147
1,000,000 Charter Communications Operating LLC 3 .950 06/30/62 567,244
500,000 Charter Communications Operating LLC 5 .500 04/01/63 369,874
1,000,000 Children's Health System of Texas 2 .511 08/15/50 556,559
1,000,000 Cleco Securitization I LLC 4 .646 09/01/42 881,148
350,000 Comcast Corp 3 .375 08/15/25 336,549
1,550,000 Comcast Corp 3 .950 10/15/25 1,503,881
1,950,000 Comcast Corp 3 .150 03/01/26 1,851,607
1,025,000 Comcast Corp 2 .350 01/15/27 928,365
1,450,000 Comcast Corp 3 .300 02/01/27 1,353,867
750,000 Comcast Corp 5 .350 11/15/27 749,608
900,000 Comcast Corp 3 .150 02/15/28 823,070
2,675,000 Comcast Corp 4 .150 10/15/28 2,533,908
1,000,000 Comcast Corp 4 .550 01/15/29 960,341
5,000,000 Comcast Corp 3 .400 04/01/30 4,410,337
3,300,000 Comcast Corp 4 .250 10/15/30 3,039,861
1,950,000 Comcast Corp 1 .950 01/15/31 1,524,605
3,850,000 Comcast Corp 1 .500 02/15/31 2,908,540
2,250,000 Comcast Corp 5 .500 11/15/32 2,224,043
1,925,000 Comcast Corp 4 .250 01/15/33 1,731,426
2,000,000 Comcast Corp 4 .650 02/15/33 1,872,431
150,000 Comcast Corp 7 .050 03/15/33 163,683
1,000,000 Comcast Corp 4 .800 05/15/33 938,142
200,000 Comcast Corp 4 .200 08/15/34 174,722
500,000 Comcast Corp 4 .400 08/15/35 441,628
36,000 Comcast Corp 6 .500 11/15/35 38,102
3,475,000 Comcast Corp 3 .200 07/15/36 2,679,448
3,150,000 Comcast Corp 3 .900 03/01/38 2,572,657
1,000,000 Comcast Corp 3 .250 11/01/39 730,531
3,800,000 Comcast Corp 3 .750 04/01/40 2,943,647
1,275,000 Comcast Corp 3 .400 07/15/46 868,507
631,000 Comcast Corp 3 .969 11/01/47 470,780
1,500,000 Comcast Corp 4 .000 03/01/48 1,124,281
1,407,000 Comcast Corp 3 .999 11/01/49 1,044,061
2,525,000 Comcast Corp 3 .450 02/01/50 1,707,218
425,000 Comcast Corp 2 .800 01/15/51 248,766
2,237,000 Comcast Corp 2 .887 11/01/51 1,318,354
1,050,000 Comcast Corp 2 .450 08/15/52 569,415
3,750,000 Comcast Corp 5 .350 05/15/53 3,419,256
2,708,000 Comcast Corp 2 .937 11/01/56 1,539,028
850,000 Comcast Corp 2 .650 08/15/62 445,377
6,758,000 Comcast Corp 2 .987 11/01/63 3,737,431
1,000,000 Comcast Corp 5 .500 05/15/64 909,944
500,000 Corewell Health Obligated Group 3 .487 07/15/49 349,941
485,000 Cottage Health Obligated Group 3 .304 11/01/49 320,523
750,000 DH Europe Finance II Sarl 2 .200 11/15/24 721,038
300,000 DH Europe Finance II Sarl 2 .600 11/15/29 257,800
550,000 DH Europe Finance II Sarl 3 .250 11/15/39 412,850
1,000,000 DH Europe Finance II Sarl 3 .400 11/15/49 692,238
200,000 Discovery Communications LLC 3 .900 11/15/24 194,479
350,000 Discovery Communications LLC 3 .450 03/15/25 336,417

Bond Index Fund September 30, 2023

See Notes to Financial Statements
Portfolio of Investments
(continued)
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
MEDIA & ENTERTAINMENT—continued
$ 200,000 Discovery Communications LLC 3 .950% 06/15/25 $ 192,606
500,000 Discovery Communications LLC 4 .900 03/11/26 488,010
2,275,000 Discovery Communications LLC 3 .950 03/20/28 2,072,571
1,000,000 Discovery Communications LLC 4 .125 05/15/29 893,525
250,000 Discovery Communications LLC 3 .625 05/15/30 211,610
1,400,000 Discovery Communications LLC 5 .200 09/20/47 1,061,404
1,400,000 Discovery Communications LLC 5 .300 05/15/49 1,072,029
500,000 Discovery Communications LLC 4 .650 05/15/50 353,216
1,175,000 Discovery Communications LLC 4 .000 09/15/55 704,967
1,000,000 Electronic Arts, Inc 1 .850 02/15/31 776,958
1,000,000 Electronic Arts, Inc 2 .950 02/15/51 604,301
525,000 Extra Space Storage LP 3 .500 07/01/26 491,206
200,000 Extra Space Storage LP 3 .875 12/15/27 183,274
500,000 Extra Space Storage LP 4 .000 06/15/29 448,434
100,000 Extra Space Storage LP 2 .200 10/15/30 77,542
450,000 Extra Space Storage LP 2 .400 10/15/31 344,506
500,000 Fox Corp 3 .050 04/07/25 479,778
2,250,000 Fox Corp 4 .709 01/25/29 2,128,674
500,000 Fox Corp 3 .500 04/08/30 433,474
1,500,000 Fox Corp 5 .476 01/25/39 1,296,344
650,000 Fox Corp 5 .576 01/25/49 544,476
403,000 (a) Grupo Televisa SAB 6 .125 01/31/46 367,281
1,900,000 Haleon US Capital LLC 3 .375 03/24/27 1,762,724
725,000 Haleon US Capital LLC 3 .375 03/24/29 650,148
1,500,000 Haleon US Capital LLC 3 .625 03/24/32 1,286,477
1,000,000 (a) Haleon US Capital LLC 4 .000 03/24/52 741,287
750,000 Inter-American Investment Corp 4 .750 09/19/28 745,664
100,000 Interpublic Group of Cos, Inc 4 .200 04/15/24 98,866
350,000 Interpublic Group of Cos, Inc 4 .650 10/01/28 329,975
500,000 Interpublic Group of Cos, Inc 4 .750 03/30/30 464,665
1,000,000 Interpublic Group of Cos, Inc 2 .400 03/01/31 784,764
500,000 Interpublic Group of Cos, Inc 5 .375 06/15/33 466,904
1,000,000 Interpublic Group of Cos, Inc 3 .375 03/01/41 661,376
400,000 Interpublic Group of Cos, Inc 5 .400 10/01/48 340,123
445,000 Iowa Health System 3 .665 02/15/50 302,824
1,000,000 Marvell Technology, Inc 5 .950 09/15/33 981,512
135,000 MedStar Health, Inc 3 .626 08/15/49 90,247
2,000,000 Meta Platforms, Inc 3 .500 08/15/27 1,886,215
1,500,000 Meta Platforms, Inc 4 .600 05/15/28 1,467,321
1,000,000 Meta Platforms, Inc 4 .800 05/15/30 974,040
2,000,000 Meta Platforms, Inc 3 .850 08/15/32 1,774,389
1,500,000 Meta Platforms, Inc 4 .950 05/15/33 1,437,523
2,000,000 Meta Platforms, Inc 4 .450 08/15/52 1,583,131
2,500,000 Meta Platforms, Inc 5 .600 05/15/53 2,366,148
2,500,000 Meta Platforms, Inc 4 .650 08/15/62 1,988,801
1,000,000 Meta Platforms, Inc 5 .750 05/15/63 942,645
1,000,000 Morgan Stanley Direct Lending Fund 4 .500 02/11/27 928,937
870,000 NBCUniversal Media LLC 4 .450 01/15/43 715,295
2,500,000 NetFlix, Inc 4 .875 04/15/28 2,422,294
2,500,000 NetFlix, Inc 5 .875 11/15/28 2,514,153
1,000,000 Northwestern Memorial Healthcare Obligated Group 2 .633 07/15/51 599,337
1,000,000 Ochsner LSU Health System of North Louisiana 2 .510 05/15/31 701,463
425,000 Omnicom Group, Inc 3 .650 11/01/24 414,677
1,050,000 Omnicom Group, Inc 3 .600 04/15/26 997,335
750,000 Omnicom Group, Inc 2 .450 04/30/30 604,483
325,000 Omnicom Group, Inc 4 .200 06/01/30 291,098
700,000 Omnicom Group, Inc 2 .600 08/01/31 554,648
1,000,000 Otis Worldwide Corp 5 .250 08/16/28 982,970
800,000 Paramount Global 4 .000 01/15/26 757,445
650,000 Paramount Global 2 .900 01/15/27 576,189
200,000 Paramount Global 3 .375 02/15/28 173,424

See Notes to Financial Statements
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
MEDIA & ENTERTAINMENT—continued
$ 1,300,000 Paramount Global 3 .700% 06/01/28 $ 1,136,358
500,000 Paramount Global 4 .200 06/01/29 430,917
500,000 Paramount Global 7 .875 07/30/30 505,192
1,000,000 (a) Paramount Global 4 .950 01/15/31 858,757
1,500,000 (a) Paramount Global 4 .200 05/19/32 1,192,448
200,000 Paramount Global 4 .850 07/01/42 134,674
2,179,000 Paramount Global 4 .375 03/15/43 1,409,353
625,000 Paramount Global 5 .850 09/01/43 486,065
200,000 Paramount Global 4 .900 08/15/44 133,570
800,000 Paramount Global 4 .600 01/15/45 511,196
1,000,000 Paramount Global 4 .950 05/19/50 677,349
3,850,000 Pfizer Investment Enterprises Pte Ltd 5 .110 05/19/43 3,535,636
500,000 PG&E Recovery Funding LLC 5 .256 01/15/38 485,205
500,000 PG&E Recovery Funding LLC 5 .536 07/15/47 470,824
1,000,000 Phillips Edison Grocery Center Operating Partnership
I LP
2 .625 11/15/31 734,343
1,000,000 Rayonier LP 2 .750 05/17/31 772,300
500,000 Rexford Industrial Realty LP 5 .000 06/15/28 477,963
1,000,000 Rexford Industrial Realty LP 2 .125 12/01/30 757,816
2,000,000 (e) S&P Global, Inc 5 .250 09/15/33 1,949,460
1,000,000 S&P Global, Inc 3 .700 03/01/52 722,283
1,000,000 Safehold GL Holdings LLC 2 .800 06/15/31 747,352
750,000 Schlumberger Finance Canada Ltd 1 .400 09/17/25 691,603
425,000 Sentara Healthcare 2 .927 11/01/51 261,766
1,000,000 STERIS Irish FinCo UnLtd Co 2 .700 03/15/31 810,953
1,000,000 STERIS Irish FinCo UnLtd Co 3 .750 03/15/51 695,637
1,000,000 Take-Two Interactive Software, Inc 3 .550 04/14/25 964,471
375,000 Take-Two Interactive Software, Inc 3 .700 04/14/27 351,154
1,000,000 Take-Two Interactive Software, Inc 4 .950 03/28/28 966,461
1,000,000 Take-Two Interactive Software, Inc 4 .000 04/14/32 872,224
500,000 (a) Tencent Music Entertainment Group 1 .375 09/03/25 457,643
750,000 Tencent Music Entertainment Group 2 .000 09/03/30 568,259
1,075,000 Time Warner Cable LLC 6 .550 05/01/37 975,035
400,000 Time Warner Cable LLC 7 .300 07/01/38 385,328
500,000 Time Warner Cable LLC 6 .750 06/15/39 457,683
890,000 Time Warner Cable LLC 5 .875 11/15/40 737,411
475,000 Time Warner Cable LLC 5 .500 09/01/41 371,561
4,375,000 Time Warner Cable LLC 4 .500 09/15/42 3,031,082
300,000 Time Warner Entertainment Co LP 8 .375 07/15/33 322,518
450,000 Toledo Hospital 5 .750 11/15/38 436,743
875,000 TWDC Enterprises 18 Corp 3 .150 09/17/25 837,228
500,000 TWDC Enterprises 18 Corp 3 .000 02/13/26 472,808
475,000 TWDC Enterprises 18 Corp 1 .850 07/30/26 431,143
1,500,000 (a) TWDC Enterprises 18 Corp 2 .950 06/15/27 1,394,329
100,000 TWDC Enterprises 18 Corp 4 .375 08/16/41 81,817
200,000 TWDC Enterprises 18 Corp 3 .700 12/01/42 149,552
1,275,000 TWDC Enterprises 18 Corp 4 .125 06/01/44 1,006,345
100,000 TWDC Enterprises 18 Corp 3 .000 07/30/46 63,320
150,000 ViacomCBS, Inc 6 .875 04/30/36 136,382
375,000 Viatris, Inc 2 .700 06/22/30 293,158
1,950,000 Viatris, Inc 4 .000 06/22/50 1,178,840
700,000 Walt Disney Co 3 .700 10/15/25 675,817
8,000,000 Walt Disney Co 1 .750 01/13/26 7,367,896
2,000,000 Walt Disney Co 2 .200 01/13/28 1,772,326
425,000 Walt Disney Co 2 .000 09/01/29 351,598
500,000 Walt Disney Co 3 .800 03/22/30 453,530
2,000,000 Walt Disney Co 2 .650 01/13/31 1,656,040
229,000 Walt Disney Co 6 .400 12/15/35 239,524
325,000 Walt Disney Co 6 .650 11/15/37 348,840
1,000,000 Walt Disney Co 3 .500 05/13/40 749,001
1,425,000 Walt Disney Co 6 .150 02/15/41 1,434,796
225,000 Walt Disney Co 5 .400 10/01/43 209,853

Bond Index Fund September 30, 2023

See Notes to Financial Statements
Portfolio of Investments
(continued)
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
MEDIA & ENTERTAINMENT—continued
$ 500,000 Walt Disney Co 4 .750% 09/15/44 $ 425,731
300,000 Walt Disney Co 4 .950 10/15/45 259,909
700,000 Walt Disney Co 4 .750 11/15/46 585,974
1,600,000 Walt Disney Co 2 .750 09/01/49 946,326
3,000,000 (a) Walt Disney Co 4 .700 03/23/50 2,540,996
4,500,000 Walt Disney Co 3 .600 01/13/51 3,121,238
1,000,000 Walt Disney Co 3 .800 05/13/60 689,259
2,000,000 Warnermedia Holdings, Inc 3 .638 03/15/25 1,928,980
7,000,000 Warnermedia Holdings, Inc 3 .755 03/15/27 6,462,523
3,325,000 Warnermedia Holdings, Inc 4 .054 03/15/29 2,962,446
2,625,000 Warnermedia Holdings, Inc 4 .279 03/15/32 2,228,149
2,750,000 Warnermedia Holdings, Inc 5 .050 03/15/42 2,126,818
5,850,000 Warnermedia Holdings, Inc 5 .141 03/15/52 4,346,787
2,975,000 Warnermedia Holdings, Inc 5 .391 03/15/62 2,197,286
375,000 Weibo Corp 3 .500 07/05/24 366,446
900,000 Weibo Corp 3 .375 07/08/30 702,047
1,500,000 WPP Finance 2010 3 .750 09/19/24 1,461,663
TOTAL MEDIA & ENTERTAINMENT 251,460,867
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 1 .2%
3,350,000 AbbVie, Inc 3 .800 03/15/25 3,256,368
1,575,000 AbbVie, Inc 3 .600 05/14/25 1,522,163
4,150,000 AbbVie, Inc 3 .200 05/14/26 3,920,002
4,000,000 AbbVie, Inc 2 .950 11/21/26 3,712,044
6,750,000 AbbVie, Inc 3 .200 11/21/29 5,956,526
2,250,000 AbbVie, Inc 4 .550 03/15/35 2,046,571
1,925,000 AbbVie, Inc 4 .500 05/14/35 1,739,305
675,000 AbbVie, Inc 4 .300 05/14/36 592,049
3,300,000 AbbVie, Inc 4 .050 11/21/39 2,699,803
2,175,000 AbbVie, Inc 4 .400 11/06/42 1,808,430
1,625,000 AbbVie, Inc 4 .850 06/15/44 1,410,053
1,310,000 AbbVie, Inc 4 .750 03/15/45 1,124,448
925,000 AbbVie, Inc 4 .700 05/14/45 787,981
1,350,000 AbbVie, Inc 4 .450 05/14/46 1,102,878
1,150,000 AbbVie, Inc 4 .875 11/14/48 1,004,970
4,975,000 AbbVie, Inc 4 .250 11/21/49 3,938,518
200,000 Agilent Technologies, Inc 3 .050 09/22/26 186,146
500,000 Agilent Technologies, Inc 2 .750 09/15/29 427,452
1,000,000 Agilent Technologies, Inc 2 .100 06/04/30 797,496
1,000,000 Agilent Technologies, Inc 2 .300 03/12/31 791,492
950,000 Amgen, Inc 3 .625 05/22/24 936,600
775,000 Amgen, Inc 3 .125 05/01/25 744,515
1,225,000 Amgen, Inc 2 .600 08/19/26 1,130,615
3,250,000 Amgen, Inc 2 .200 02/21/27 2,917,499
775,000 Amgen, Inc 3 .200 11/02/27 711,841
5,000,000 Amgen, Inc 5 .150 03/02/28 4,917,479
1,500,000 Amgen, Inc 1 .650 08/15/28 1,262,828
1,000,000 Amgen, Inc 4 .050 08/18/29 928,210
1,000,000 Amgen, Inc 2 .450 02/21/30 827,988
1,175,000 Amgen, Inc 5 .250 03/02/30 1,147,959
500,000 Amgen, Inc 2 .300 02/25/31 400,694
850,000 Amgen, Inc 3 .350 02/22/32 717,971
1,000,000 Amgen, Inc 4 .200 03/01/33 889,073
2,300,000 Amgen, Inc 5 .250 03/02/33 2,198,705
1,325,000 Amgen, Inc 3 .150 02/21/40 935,089
1,500,000 Amgen, Inc 2 .800 08/15/41 973,029
126,000 Amgen, Inc 5 .150 11/15/41 111,222
1,900,000 Amgen, Inc 5 .600 03/02/43 1,766,397
2,675,000 Amgen, Inc 4 .400 05/01/45 2,119,559
2,128,000 Amgen, Inc 4 .563 06/15/48 1,711,851
2,575,000 Amgen, Inc 3 .375 02/21/50 1,685,652

See Notes to Financial Statements
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES—continued
$ 2,447,000 Amgen, Inc 4 .663% 06/15/51 $ 1,979,730
1,000,000 Amgen, Inc 3 .000 01/15/52 604,101
1,000,000 Amgen, Inc 4 .200 02/22/52 748,956
1,000,000 Amgen, Inc 4 .875 03/01/53 831,687
2,950,000 Amgen, Inc 5 .650 03/02/53 2,760,972
172,000 Amgen, Inc 2 .770 09/01/53 95,849
1,000,000 Amgen, Inc 4 .400 02/22/62 740,853
1,250,000 Amgen, Inc 5 .750 03/02/63 1,153,101
2,000,000 AstraZeneca Finance LLC 1 .200 05/28/26 1,796,856
1,000,000 AstraZeneca Finance LLC 4 .875 03/03/28 982,473
2,000,000 AstraZeneca Finance LLC 1 .750 05/28/28 1,711,920
1,000,000 AstraZeneca Finance LLC 4 .900 03/03/30 974,264
350,000 AstraZeneca plc 3 .375 11/16/25 335,828
1,000,000 AstraZeneca plc 0 .700 04/08/26 892,602
950,000 AstraZeneca plc 3 .125 06/12/27 882,152
1,700,000 AstraZeneca plc 4 .000 01/17/29 1,602,214
1,000,000 AstraZeneca plc 1 .375 08/06/30 775,520
1,900,000 AstraZeneca plc 6 .450 09/15/37 2,052,597
625,000 AstraZeneca plc 4 .000 09/18/42 507,477
500,000 AstraZeneca plc 4 .375 11/16/45 419,187
750,000 AstraZeneca plc 4 .375 08/17/48 629,113
600,000 AstraZeneca plc 2 .125 08/06/50 326,264
1,500,000 AstraZeneca plc 3 .000 05/28/51 980,683
449,000 Baxalta, Inc 4 .000 06/23/25 435,427
149,000 Baxalta, Inc 5 .250 06/23/45 132,712
875,000 Biogen, Inc 4 .050 09/15/25 844,995
1,800,000 Biogen, Inc 2 .250 05/01/30 1,437,705
1,375,000 Biogen, Inc 3 .150 05/01/50 839,846
1,346,000 Biogen, Inc 3 .250 02/15/51 835,734
2,000,000 Bristol-Myers Squibb Co 0 .750 11/13/25 1,817,666
1,000,000 Bristol-Myers Squibb Co 1 .125 11/13/27 854,122
1,275,000 Bristol-Myers Squibb Co 3 .900 02/20/28 1,205,004
874,000 Bristol-Myers Squibb Co 3 .400 07/26/29 791,781
1,150,000 Bristol-Myers Squibb Co 1 .450 11/13/30 884,086
1,400,000 (a) Bristol-Myers Squibb Co 2 .950 03/15/32 1,168,498
1,700,000 Bristol-Myers Squibb Co 4 .125 06/15/39 1,417,701
125,000 Bristol-Myers Squibb Co 2 .350 11/13/40 79,088
375,000 Bristol-Myers Squibb Co 3 .550 03/15/42 281,506
650,000 Bristol-Myers Squibb Co 3 .250 08/01/42 460,747
500,000 Bristol-Myers Squibb Co 4 .350 11/15/47 404,934
1,786,000 Bristol-Myers Squibb Co 4 .550 02/20/48 1,490,471
3,900,000 Bristol-Myers Squibb Co 4 .250 10/26/49 3,089,564
1,500,000 Bristol-Myers Squibb Co 2 .550 11/13/50 856,672
2,075,000 Bristol-Myers Squibb Co 3 .700 03/15/52 1,489,990
1,000,000 Bristol-Myers Squibb Co 3 .900 03/15/62 701,975
200,000 Danaher Corp 3 .350 09/15/25 192,140
200,000 Danaher Corp 4 .375 09/15/45 166,234
400,000 Danaher Corp 2 .600 10/01/50 234,390
750,000 Danaher Corp 2 .800 12/10/51 457,134
975,000 Eli Lilly & Co 2 .750 06/01/25 934,349
950,000 Eli Lilly & Co 3 .100 05/15/27 890,172
850,000 Eli Lilly & Co 4 .700 02/27/33 818,266
1,300,000 Eli Lilly & Co 2 .250 05/15/50 732,502
1,550,000 Eli Lilly & Co 4 .875 02/27/53 1,423,851
750,000 Eli Lilly & Co 2 .500 09/15/60 407,064
1,425,000 Eli Lilly & Co 4 .950 02/27/63 1,292,865
575,000 Gilead Sciences, Inc 3 .500 02/01/25 558,411
1,125,000 Gilead Sciences, Inc 3 .650 03/01/26 1,076,951
525,000 Gilead Sciences, Inc 2 .950 03/01/27 484,440
5,815,000 Gilead Sciences, Inc 1 .650 10/01/30 4,540,395
1,500,000 Gilead Sciences, Inc 5 .250 10/15/33 1,463,105

Bond Index Fund September 30, 2023

See Notes to Financial Statements
Portfolio of Investments
(continued)
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES—continued
$ 450,000 Gilead Sciences, Inc 4 .600% 09/01/35 $ 411,793
1,300,000 Gilead Sciences, Inc 4 .000 09/01/36 1,107,163
325,000 Gilead Sciences, Inc 2 .600 10/01/40 214,524
250,000 Gilead Sciences, Inc 5 .650 12/01/41 242,728
1,025,000 Gilead Sciences, Inc 4 .800 04/01/44 893,740
950,000 Gilead Sciences, Inc 4 .500 02/01/45 791,386
925,000 Gilead Sciences, Inc 4 .750 03/01/46 792,070
1,525,000 Gilead Sciences, Inc 4 .150 03/01/47 1,204,794
2,600,000 Gilead Sciences, Inc 2 .800 10/01/50 1,570,407
1,000,000 Gilead Sciences, Inc 5 .550 10/15/53 961,447
2,900,000 GlaxoSmithKline Capital plc 3 .375 06/01/29 2,646,186
950,000 GlaxoSmithKline Capital, Inc 3 .625 05/15/25 924,014
925,000 GlaxoSmithKline Capital, Inc 3 .875 05/15/28 875,864
350,000 GlaxoSmithKline Capital, Inc 5 .375 04/15/34 355,409
1,243,000 GlaxoSmithKline Capital, Inc 6 .375 05/15/38 1,349,133
850,000 GlaxoSmithKline Capital, Inc 4 .200 03/18/43 709,585
1,000,000 Illumina, Inc 5 .750 12/13/27 983,248
1,500,000 Illumina, Inc 2 .550 03/23/31 1,164,814
2,000,000 Johnson & Johnson 0 .550 09/01/25 1,829,369
1,000,000 Johnson & Johnson 2 .450 03/01/26 939,271
2,000,000 Johnson & Johnson 0 .950 09/01/27 1,718,559
2,000,000 Johnson & Johnson 1 .300 09/01/30 1,572,613
1,000,000 Johnson & Johnson 4 .375 12/05/33 951,581
250,000 Johnson & Johnson 3 .550 03/01/36 212,047
450,000 Johnson & Johnson 3 .625 03/03/37 379,228
250,000 Johnson & Johnson 5 .950 08/15/37 264,433
675,000 Johnson & Johnson 3 .400 01/15/38 544,447
375,000 Johnson & Johnson 5 .850 07/15/38 394,791
1,000,000 Johnson & Johnson 2 .100 09/01/40 640,150
300,000 Johnson & Johnson 4 .500 12/05/43 269,576
1,200,000 Johnson & Johnson 3 .700 03/01/46 934,504
1,625,000 Johnson & Johnson 3 .750 03/03/47 1,279,751
2,100,000 Johnson & Johnson 3 .500 01/15/48 1,587,382
1,500,000 Johnson & Johnson 2 .250 09/01/50 865,293
1,000,000 Johnson & Johnson 2 .450 09/01/60 553,906
1,450,000 Merck & Co, Inc 2 .750 02/10/25 1,400,426
2,875,000 Merck & Co, Inc 0 .750 02/24/26 2,589,862
2,000,000 Merck & Co, Inc 1 .700 06/10/27 1,771,655
1,000,000 (a) Merck & Co, Inc 4 .050 05/17/28 962,262
1,500,000 Merck & Co, Inc 1 .900 12/10/28 1,279,706
1,000,000 Merck & Co, Inc 4 .300 05/17/30 945,109
3,175,000 Merck & Co, Inc 1 .450 06/24/30 2,487,527
1,150,000 Merck & Co, Inc 2 .150 12/10/31 909,404
1,000,000 Merck & Co, Inc 4 .500 05/17/33 935,827
1,475,000 Merck & Co, Inc 3 .900 03/07/39 1,226,336
425,000 Merck & Co, Inc 2 .350 06/24/40 278,360
100,000 Merck & Co, Inc 3 .600 09/15/42 76,580
925,000 Merck & Co, Inc 4 .150 05/18/43 771,642
1,250,000 Merck & Co, Inc 4 .900 05/17/44 1,140,176
1,825,000 Merck & Co, Inc 3 .700 02/10/45 1,396,004
1,600,000 Merck & Co, Inc 4 .000 03/07/49 1,259,967
375,000 Merck & Co, Inc 2 .450 06/24/50 215,633
625,000 Merck & Co, Inc 2 .750 12/10/51 377,470
1,375,000 Merck & Co, Inc 5 .000 05/17/53 1,250,511
1,100,000 Merck & Co, Inc 2 .900 12/10/61 632,988
1,500,000 Merck & Co, Inc 5 .150 05/17/63 1,367,958
500,000 Mylan, Inc 4 .550 04/15/28 459,907
700,000 Mylan, Inc 5 .200 04/15/48 508,032
725,000 Novartis Capital Corp 3 .000 11/20/25 690,961
3,500,000 Novartis Capital Corp 2 .000 02/14/27 3,164,849
2,300,000 Novartis Capital Corp 3 .100 05/17/27 2,150,626

See Notes to Financial Statements
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES—continued
$ 1,000,000 Novartis Capital Corp 2 .200% 08/14/30 $ 828,858
400,000 Novartis Capital Corp 3 .700 09/21/42 311,892
1,025,000 Novartis Capital Corp 4 .400 05/06/44 884,781
1,000,000 Novartis Capital Corp 4 .000 11/20/45 806,939
750,000 Novartis Capital Corp 2 .750 08/14/50 478,488
5,000,000 Pfizer Investment Enterprises Pte Ltd 4 .450 05/19/28 4,820,577
5,000,000 Pfizer Investment Enterprises Pte Ltd 4 .650 05/19/30 4,791,521
1,300,000 Pfizer Investment Enterprises Pte Ltd 4 .750 05/19/33 1,228,861
3,775,000 Pfizer Investment Enterprises Pte Ltd 5 .300 05/19/53 3,507,551
4,500,000 Pfizer Investment Enterprises Pte Ltd 5 .340 05/19/63 4,110,949
1,175,000 Pfizer, Inc 3 .400 05/15/24 1,158,123
3,000,000 Pfizer, Inc 0 .800 05/28/25 2,779,323
350,000 Pfizer, Inc 2 .750 06/03/26 328,319
2,850,000 Pfizer, Inc 3 .000 12/15/26 2,668,157
950,000 Pfizer, Inc 3 .600 09/15/28 888,506
1,550,000 Pfizer, Inc 3 .450 03/15/29 1,427,122
1,500,000 Pfizer, Inc 1 .750 08/18/31 1,162,261
425,000 Pfizer, Inc 4 .000 12/15/36 366,826
500,000 Pfizer, Inc 4 .100 09/15/38 425,727
875,000 Pfizer, Inc 3 .900 03/15/39 718,506
350,000 Pfizer, Inc 7 .200 03/15/39 402,827
1,250,000 Pfizer, Inc 2 .550 05/28/40 840,785
625,000 Pfizer, Inc 4 .300 06/15/43 526,807
1,100,000 Pfizer, Inc 4 .400 05/15/44 936,546
1,875,000 Pfizer, Inc 4 .125 12/15/46 1,516,597
1,200,000 Pfizer, Inc 4 .200 09/15/48 982,981
2,100,000 Pfizer, Inc 4 .000 03/15/49 1,665,490
1,000,000 Pfizer, Inc 2 .700 05/28/50 626,133
1,000,000 Regeneron Pharmaceuticals, Inc 1 .750 09/15/30 769,450
500,000 Regeneron Pharmaceuticals, Inc 2 .800 09/15/50 288,588
500,000 Revvity, Inc 3 .300 09/15/29 433,847
1,000,000 Revvity, Inc 2 .550 03/15/31 786,961
1,000,000 Revvity, Inc 3 .625 03/15/51 636,782
1,000,000 Royalty Pharma plc 1 .200 09/02/25 908,752
375,000 Royalty Pharma plc 2 .200 09/02/30 291,121
1,000,000 Royalty Pharma plc 3 .300 09/02/40 654,770
1,000,000 Royalty Pharma plc 3 .550 09/02/50 611,199
1,000,000 Royalty Pharma plc 3 .350 09/02/51 578,655
500,000 Sanofi 3 .625 06/19/28 471,025
2,100,000 Takeda Pharmaceutical Co Ltd 5 .000 11/26/28 2,055,179
700,000 Takeda Pharmaceutical Co Ltd 2 .050 03/31/30 562,896
2,050,000 Takeda Pharmaceutical Co Ltd 3 .025 07/09/40 1,423,354
1,150,000 Takeda Pharmaceutical Co Ltd 3 .175 07/09/50 727,717
1,000,000 Takeda Pharmaceutical Co Ltd 3 .375 07/09/60 610,990
3,000,000 Thermo Fisher Scientific, Inc 1 .215 10/18/24 2,860,136
500,000 Thermo Fisher Scientific, Inc 4 .800 11/21/27 494,200
1,000,000 Thermo Fisher Scientific, Inc 1 .750 10/15/28 846,187
1,500,000 Thermo Fisher Scientific, Inc 2 .600 10/01/29 1,290,110
275,000 Thermo Fisher Scientific, Inc 2 .000 10/15/31 213,289
500,000 Thermo Fisher Scientific, Inc 4 .950 11/21/32 480,607
1,500,000 Thermo Fisher Scientific, Inc 2 .800 10/15/41 1,010,852
200,000 Thermo Fisher Scientific, Inc 5 .300 02/01/44 187,630
200,000 Thermo Fisher Scientific, Inc 4 .100 08/15/47 159,784
2,800,000 Utah Acquisition Sub, Inc 3 .950 06/15/26 2,622,886
750,000 Utah Acquisition Sub, Inc 5 .250 06/15/46 553,840
1,000,000 Viatris, Inc 1 .650 06/22/25 923,704
400,000 Viatris, Inc 2 .300 06/22/27 344,176
600,000 Viatris, Inc 3 .850 06/22/40 390,773
150,000 Wyeth LLC 6 .500 02/01/34 161,323
275,000 Wyeth LLC 5 .950 04/01/37 282,546
300,000 Zoetis, Inc 4 .500 11/13/25 293,747

Bond Index Fund September 30, 2023

See Notes to Financial Statements
Portfolio of Investments
(continued)
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES—continued
$ 425,000 Zoetis, Inc 3 .000% 09/12/27 $ 390,126
500,000 Zoetis, Inc 3 .900 08/20/28 469,790
2,000,000 Zoetis, Inc 5 .600 11/16/32 1,990,878
900,000 Zoetis, Inc 4 .700 02/01/43 775,752
650,000 Zoetis, Inc 3 .950 09/12/47 489,811
200,000 Zoetis, Inc 4 .450 08/20/48 162,348
375,000 Zoetis, Inc 3 .000 05/15/50 236,883
TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES 261,855,464
REAL ESTATE MANAGEMENT & DEVELOPMENT - 0 .0%
500,000 CBRE Services, Inc 4 .875 03/01/26 486,449
1,000,000 CBRE Services, Inc 2 .500 04/01/31 775,136
1,000,000 CBRE Services, Inc 5 .950 08/15/34 943,211
TOTAL REAL ESTATE MANAGEMENT & DEVELOPMENT 2,204,796
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 0 .6%
500,000 Advanced Micro Devices, Inc 3 .924 06/01/32 449,379
500,000 Advanced Micro Devices, Inc 4 .393 06/01/52 407,316
250,000 Analog Devices, Inc 2 .950 04/01/25 240,650
1,175,000 Analog Devices, Inc 3 .500 12/05/26 1,114,567
400,000 Analog Devices, Inc 3 .450 06/15/27 374,928
1,000,000 Analog Devices, Inc 1 .700 10/01/28 843,277
600,000 Analog Devices, Inc 2 .100 10/01/31 473,801
300,000 Analog Devices, Inc 2 .800 10/01/41 200,258
1,000,000 Analog Devices, Inc 2 .950 10/01/51 624,205
1,000,000 Applied Materials, Inc 3 .300 04/01/27 937,392
250,000 Applied Materials, Inc 5 .100 10/01/35 245,988
100,000 Applied Materials, Inc 5 .850 06/15/41 100,996
1,200,000 Applied Materials, Inc 4 .350 04/01/47 1,013,401
775,000 (a) Applied Materials, Inc 2 .750 06/01/50 490,127
2,000,000 (e) Broadcom, Inc 1 .950 02/15/28 1,704,999
300,000 (e) Broadcom, Inc 4 .000 04/15/29 270,717
343,000 Broadcom, Inc 4 .150 11/15/30 303,806
1,500,000 (e) Broadcom, Inc 2 .450 02/15/31 1,172,408
625,000 (e) Broadcom, Inc 4 .150 04/15/32 542,384
1,500,000 Broadcom, Inc 4 .300 11/15/32 1,308,659
1,500,000 (e) Broadcom, Inc 2 .600 02/15/33 1,118,526
5,883,000 (e) Broadcom, Inc 3 .419 04/15/33 4,705,556
2,522,000 (e) Broadcom, Inc 3 .469 04/15/34 1,980,807
6,327,000 (e) Broadcom, Inc 3 .137 11/15/35 4,612,900
4,043,000 (e) Broadcom, Inc 3 .187 11/15/36 2,902,826
3,336,000 (e) Broadcom, Inc 4 .926 05/15/37 2,875,388
850,000 (e) Broadcom, Inc 3 .500 02/15/41 590,786
3,000,000 (e) Broadcom, Inc 3 .750 02/15/51 2,005,646
1,000,000 Dell International LLC 5 .250 02/01/28 984,733
750,000 (a) Dell International LLC 5 .750 02/01/33 728,718
2,050,000 Intel Corp 3 .700 07/29/25 1,984,200
2,480,000 Intel Corp 2 .600 05/19/26 2,320,146
1,000,000 Intel Corp 3 .750 08/05/27 943,331
2,000,000 Intel Corp 4 .875 02/10/28 1,961,929
1,500,000 Intel Corp 1 .600 08/12/28 1,268,248
1,000,000 Intel Corp 4 .000 08/05/29 933,490
2,500,000 Intel Corp 2 .450 11/15/29 2,124,664
1,000,000 Intel Corp 5 .125 02/10/30 981,279
1,500,000 Intel Corp 3 .900 03/25/30 1,368,966
2,000,000 Intel Corp 2 .000 08/12/31 1,566,319
1,000,000 (a) Intel Corp 4 .150 08/05/32 909,986
250,000 (a) Intel Corp 4 .000 12/15/32 223,232
1,500,000 (a) Intel Corp 5 .200 02/10/33 1,452,356
1,000,000 Intel Corp 2 .800 08/12/41 655,197
1,000,000 Intel Corp 5 .625 02/10/43 953,600

See Notes to Financial Statements
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT—continued
$ 200,000 Intel Corp 4 .100% 05/19/46 $ 153,779
675,000 Intel Corp 4 .100 05/11/47 516,107
3,328,000 Intel Corp 3 .734 12/08/47 2,370,325
2,500,000 Intel Corp 3 .250 11/15/49 1,592,558
3,175,000 Intel Corp 4 .750 03/25/50 2,625,019
1,000,000 Intel Corp 3 .050 08/12/51 607,885
1,000,000 Intel Corp 4 .900 08/05/52 838,805
1,500,000 Intel Corp 5 .700 02/10/53 1,406,628
1,000,000 Intel Corp 3 .100 02/15/60 575,091
1,000,000 Intel Corp 5 .050 08/05/62 837,031
1,000,000 Intel Corp 5 .900 02/10/63 947,986
850,000 KLA Corp 4 .650 07/15/32 805,383
1,000,000 KLA Corp 3 .300 03/01/50 664,546
1,000,000 KLA Corp 4 .950 07/15/52 877,701
500,000 KLA Corp 5 .250 07/15/62 449,177
200,000 Lam Research Corp 3 .800 03/15/25 194,804
150,000 Lam Research Corp 3 .750 03/15/26 144,328
275,000 Lam Research Corp 4 .000 03/15/29 258,934
125,000 Lam Research Corp 1 .900 06/15/30 100,376
825,000 Lam Research Corp 4 .875 03/15/49 720,129
200,000 Lam Research Corp 2 .875 06/15/50 124,088
1,200,000 Lam Research Corp 3 .125 06/15/60 723,182
1,000,000 Marvell Technology, Inc 1 .650 04/15/26 903,670
1,000,000 Marvell Technology, Inc 2 .450 04/15/28 863,807
350,000 Marvell Technology, Inc 4 .875 06/22/28 334,407
425,000 Micron Technology, Inc 4 .975 02/06/26 415,833
750,000 Micron Technology, Inc 4 .185 02/15/27 705,631
1,000,000 Micron Technology, Inc 5 .375 04/15/28 965,350
400,000 Micron Technology, Inc 5 .327 02/06/29 385,517
1,000,000 Micron Technology, Inc 6 .750 11/01/29 1,016,045
500,000 Micron Technology, Inc 4 .663 02/15/30 455,013
1,000,000 Micron Technology, Inc 2 .703 04/15/32 763,712
1,000,000 Micron Technology, Inc 5 .875 02/09/33 955,262
1,000,000 Micron Technology, Inc 5 .875 09/15/33 952,455
750,000 Micron Technology, Inc 3 .366 11/01/41 494,078
750,000 Micron Technology, Inc 3 .477 11/01/51 458,717
800,000 NVIDIA Corp 3 .200 09/16/26 757,602
1,000,000 NVIDIA Corp 1 .550 06/15/28 854,662
750,000 NVIDIA Corp 2 .850 04/01/30 654,331
1,500,000 NVIDIA Corp 2 .000 06/15/31 1,200,200
1,000,000 NVIDIA Corp 3 .500 04/01/40 787,322
2,067,000 NVIDIA Corp 3 .500 04/01/50 1,506,553
300,000 (e) NXP BV 2 .700 05/01/25 284,913
425,000 NXP BV 5 .350 03/01/26 418,676
750,000 NXP BV 3 .875 06/18/26 713,081
300,000 NXP BV 3 .150 05/01/27 273,548
175,000 NXP BV 4 .400 06/01/27 166,026
400,000 NXP BV 5 .550 12/01/28 391,515
750,000 NXP BV 4 .300 06/18/29 687,079
675,000 NXP BV 3 .400 05/01/30 577,215
2,000,000 NXP BV 2 .500 05/11/31 1,561,618
1,000,000 NXP BV 2 .650 02/15/32 772,926
500,000 NXP BV 5 .000 01/15/33 460,023
875,000 (e) NXP BV 3 .250 05/11/41 588,694
325,000 NXP BV 3 .125 02/15/42 211,616
500,000 NXP BV 3 .250 11/30/51 304,042
2,000,000 (e) Qorvo, Inc 1 .750 12/15/24 1,879,136
2,800,000 QUALCOMM, Inc 3 .250 05/20/27 2,611,909
1,339,000 QUALCOMM, Inc 1 .300 05/20/28 1,126,354
1,000,000 QUALCOMM, Inc 2 .150 05/20/30 828,346
2,384,000 QUALCOMM, Inc 1 .650 05/20/32 1,785,691

Bond Index Fund September 30, 2023

See Notes to Financial Statements
Portfolio of Investments
(continued)
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT—continued
$ 1,000,000 (a) QUALCOMM, Inc 5 .400% 05/20/33 $ 1,003,076
750,000 QUALCOMM, Inc 4 .650 05/20/35 702,850
650,000 QUALCOMM, Inc 4 .800 05/20/45 575,925
1,525,000 QUALCOMM, Inc 4 .300 05/20/47 1,233,831
1,000,000 QUALCOMM, Inc 4 .500 05/20/52 820,008
1,000,000 QUALCOMM, Inc 6 .000 05/20/53 1,014,175
300,000 Skyworks Solutions, Inc 1 .800 06/01/26 267,057
1,000,000 Skyworks Solutions, Inc 3 .000 06/01/31 781,997
1,500,000 Texas Instruments, Inc 4 .600 02/15/28 1,470,191
1,000,000 Texas Instruments, Inc 2 .250 09/04/29 851,840
325,000 Texas Instruments, Inc 1 .750 05/04/30 263,015
750,000 Texas Instruments, Inc 3 .650 08/16/32 659,342
1,000,000 Texas Instruments, Inc 4 .900 03/14/33 967,104
350,000 Texas Instruments, Inc 3 .875 03/15/39 289,131
2,700,000 Texas Instruments, Inc 4 .150 05/15/48 2,176,765
1,000,000 (a) Texas Instruments, Inc 2 .700 09/15/51 603,615
1,000,000 Texas Instruments, Inc 5 .000 03/14/53 906,074
300,000 Texas Instruments, Inc 5 .050 05/18/63 265,898
550,000 TSMC Arizona Corp 1 .750 10/25/26 493,395
350,000 TSMC Arizona Corp 3 .875 04/22/27 333,272
1,000,000 TSMC Arizona Corp 4 .125 04/22/29 943,955
1,000,000 TSMC Arizona Corp 2 .500 10/25/31 805,272
1,000,000 TSMC Arizona Corp 4 .250 04/22/32 927,541
1,000,000 TSMC Arizona Corp 3 .125 10/25/41 722,929
1,000,000 TSMC Arizona Corp 3 .250 10/25/51 679,793
500,000 TSMC Arizona Corp 4 .500 04/22/52 436,872
1,000,000 Xilinx, Inc 2 .375 06/01/30 827,897
TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT 124,601,344
SOFTWARE & SERVICES - 0 .7%
500,000 Adobe, Inc 1 .900 02/01/25 477,637
775,000 Adobe, Inc 3 .250 02/01/25 752,872
1,000,000 Adobe, Inc 2 .150 02/01/27 908,311
925,000 Adobe, Inc 2 .300 02/01/30 778,345
1,000,000 Amdocs Ltd 2 .538 06/15/30 802,227
250,000 Autodesk, Inc 4 .375 06/15/25 244,187
450,000 Autodesk, Inc 3 .500 06/15/27 419,852
750,000 Autodesk, Inc 2 .850 01/15/30 635,549
1,000,000 Autodesk, Inc 2 .400 12/15/31 788,289
1,000,000 CDW LLC 3 .276 12/01/28 861,802
1,000,000 CGI, Inc 1 .450 09/14/26 882,105
1,000,000 CGI, Inc 2 .300 09/14/31 750,579
1,500,000 Concentrix Corp 6 .600 08/02/28 1,447,246
1,500,000 Concentrix Corp 6 .850 08/02/33 1,385,541
1,000,000 DXC Technology Co 1 .800 09/15/26 879,558
1,000,000 Fiserv, Inc 5 .375 08/21/28 987,126
1,000,000 Fiserv, Inc 5 .625 08/21/33 968,944
1,000,000 Fortinet, Inc 1 .000 03/15/26 892,550
500,000 Genpact Luxembourg Sarl 3 .375 12/01/24 481,457
1,000,000 Genpact Luxembourg Sarl 1 .750 04/10/26 900,992
1,000,000 International Business Machines Corp 4 .000 07/27/25 973,689
350,000 International Business Machines Corp 3 .450 02/19/26 333,662
2,500,000 International Business Machines Corp 3 .300 05/15/26 2,371,917
1,000,000 International Business Machines Corp 1 .700 05/15/27 876,088
2,675,000 International Business Machines Corp 3 .500 05/15/29 2,418,656
2,900,000 International Business Machines Corp 1 .950 05/15/30 2,329,300
1,850,000 International Business Machines Corp 4 .150 05/15/39 1,505,819
19,000 International Business Machines Corp 5 .600 11/30/39 18,160
450,000 International Business Machines Corp 2 .850 05/15/40 303,470
1,060,000 International Business Machines Corp 4 .000 06/20/42 825,607
1,500,000 International Business Machines Corp 4 .700 02/19/46 1,256,897

See Notes to Financial Statements
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
SOFTWARE & SERVICES—continued
$ 975,000 International Business Machines Corp 2 .950% 05/15/50 $ 583,542
1,000,000 International Business Machines Corp 5 .100 02/06/53 876,750
300,000 Intuit, Inc 0 .950 07/15/25 276,435
350,000 Intuit, Inc 1 .350 07/15/27 302,886
1,500,000 Intuit, Inc 5 .125 09/15/28 1,483,951
350,000 (a) Intuit, Inc 1 .650 07/15/30 274,941
1,500,000 Intuit, Inc 5 .200 09/15/33 1,460,634
1,500,000 Intuit, Inc 5 .500 09/15/53 1,439,142
900,000 (e) IQVIA, Inc 5 .700 05/15/28 874,386
750,000 Kyndryl Holdings, Inc 2 .050 10/15/26 654,666
750,000 Kyndryl Holdings, Inc 2 .700 10/15/28 616,593
750,000 Kyndryl Holdings, Inc 3 .150 10/15/31 568,046
750,000 Kyndryl Holdings, Inc 4 .100 10/15/41 493,080
975,000 Microsoft Corp 2 .700 02/12/25 941,405
1,075,000 Microsoft Corp 3 .125 11/03/25 1,029,941
2,925,000 Microsoft Corp 2 .400 08/08/26 2,717,221
8,739,000 Microsoft Corp 3 .300 02/06/27 8,291,313
150,000 Microsoft Corp 3 .500 02/12/35 130,931
1,072,000 Microsoft Corp 3 .450 08/08/36 903,953
8,038,000 Microsoft Corp 2 .525 06/01/50 4,894,292
6,265,000 Microsoft Corp 2 .921 03/17/52 4,109,269
7,374,000 Microsoft Corp 2 .675 06/01/60 4,329,977
1,073,000 Microsoft Corp 3 .041 03/17/62 679,336
1,225,000 Oracle Corp 3 .400 07/08/24 1,201,911
900,000 Oracle Corp 2 .950 11/15/24 872,093
6,500,000 Oracle Corp 2 .500 04/01/25 6,188,763
1,650,000 Oracle Corp 2 .950 05/15/25 1,577,320
3,000,000 Oracle Corp 1 .650 03/25/26 2,717,363
2,884,000 Oracle Corp 2 .650 07/15/26 2,659,037
2,000,000 Oracle Corp 4 .500 05/06/28 1,906,230
1,500,000 Oracle Corp 6 .150 11/09/29 1,522,730
1,000,000 Oracle Corp 2 .950 04/01/30 841,486
1,500,000 Oracle Corp 4 .650 05/06/30 1,402,775
400,000 Oracle Corp 3 .250 05/15/30 342,174
3,000,000 Oracle Corp 2 .875 03/25/31 2,450,489
1,500,000 Oracle Corp 6 .250 11/09/32 1,518,529
1,750,000 Oracle Corp 4 .900 02/06/33 1,613,028
2,497,000 Oracle Corp 4 .300 07/08/34 2,147,553
650,000 Oracle Corp 3 .900 05/15/35 531,196
1,225,000 Oracle Corp 3 .850 07/15/36 968,557
4,000,000 Oracle Corp 3 .800 11/15/37 3,052,026
100,000 Oracle Corp 6 .500 04/15/38 100,748
470,000 Oracle Corp 6 .125 07/08/39 454,060
675,000 Oracle Corp 3 .600 04/01/40 487,716
325,000 Oracle Corp 5 .375 07/15/40 288,282
2,000,000 Oracle Corp 3 .650 03/25/41 1,427,168
500,000 Oracle Corp 4 .500 07/08/44 386,857
325,000 Oracle Corp 4 .125 05/15/45 235,597
2,025,000 Oracle Corp 4 .000 07/15/46 1,428,924
3,100,000 Oracle Corp 4 .000 11/15/47 2,178,672
7,350,000 Oracle Corp 3 .600 04/01/50 4,754,366
2,000,000 Oracle Corp 3 .950 03/25/51 1,371,090
1,500,000 Oracle Corp 6 .900 11/09/52 1,545,193
2,375,000 Oracle Corp 5 .550 02/06/53 2,080,888
500,000 Oracle Corp 4 .375 05/15/55 360,302
1,500,000 Oracle Corp 3 .850 04/01/60 953,874
2,000,000 Oracle Corp 4 .100 03/25/61 1,333,927
500,000 Roper Technologies, Inc 2 .350 09/15/24 482,610
750,000 Roper Technologies, Inc 1 .000 09/15/25 685,469
1,100,000 Roper Technologies, Inc 3 .800 12/15/26 1,040,579
300,000 Roper Technologies, Inc 4 .200 09/15/28 282,053

Bond Index Fund September 30, 2023

See Notes to Financial Statements
Portfolio of Investments
(continued)
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
SOFTWARE & SERVICES—continued
$ 500,000 Roper Technologies, Inc 2 .950% 09/15/29 $ 433,405
475,000 Roper Technologies, Inc 2 .000 06/30/30 375,613
750,000 Roper Technologies, Inc 1 .750 02/15/31 569,006
925,000 Salesforce, Inc 3 .700 04/11/28 872,629
2,000,000 Salesforce, Inc 1 .500 07/15/28 1,700,875
1,250,000 Salesforce, Inc 1 .950 07/15/31 989,938
1,075,000 Salesforce, Inc 2 .700 07/15/41 727,980
1,000,000 Salesforce, Inc 2 .900 07/15/51 624,444
2,000,000 Salesforce, Inc 3 .050 07/15/61 1,195,460
1,000,000 ServiceNow, Inc 1 .400 09/01/30 767,654
1,000,000 TD SYNNEX Corp 1 .750 08/09/26 878,766
1,000,000 TD SYNNEX Corp 2 .375 08/09/28 821,758
1,000,000 TD SYNNEX Corp 2 .650 08/09/31 743,535
750,000 VeriSign, Inc 2 .700 06/15/31 597,363
500,000 VMware, Inc 4 .500 05/15/25 488,412
1,500,000 VMware, Inc 1 .400 08/15/26 1,323,160
725,000 VMware, Inc 3 .900 08/21/27 675,417
1,500,000 VMware, Inc 1 .800 08/15/28 1,244,865
1,000,000 VMware, Inc 4 .700 05/15/30 921,033
1,150,000 VMware, Inc 2 .200 08/15/31 867,826
500,000 Western Union Co 2 .850 01/10/25 478,182
1,000,000 Western Union Co 1 .350 03/15/26 892,031
1,000,000 Western Union Co 2 .750 03/15/31 765,565
1,500,000 Workday, Inc 3 .500 04/01/27 1,399,552
1,500,000 Workday, Inc 3 .700 04/01/29 1,360,480
TOTAL SOFTWARE & SERVICES 144,497,708
TECHNOLOGY HARDWARE & EQUIPMENT - 0 .6%
250,000 Amphenol Corp 2 .050 03/01/25 237,726
450,000 Amphenol Corp 4 .350 06/01/29 426,986
1,000,000 Amphenol Corp 2 .800 02/15/30 848,743
1,000,000 Amphenol Corp 2 .200 09/15/31 781,963
2,725,000 Apple, Inc 3 .450 05/06/24 2,689,839
2,000,000 Apple, Inc 1 .125 05/11/25 1,870,644
1,125,000 Apple, Inc 3 .200 05/13/25 1,087,892
3,000,000 Apple, Inc 0 .700 02/08/26 2,704,755
2,825,000 Apple, Inc 3 .250 02/23/26 2,699,415
1,425,000 Apple, Inc 2 .450 08/04/26 1,323,703
3,250,000 Apple, Inc 2 .050 09/11/26 2,986,499
1,075,000 Apple, Inc 3 .350 02/09/27 1,016,550
275,000 Apple, Inc 3 .200 05/11/27 258,164
3,675,000 Apple, Inc 3 .000 11/13/27 3,396,086
3,000,000 Apple, Inc 1 .200 02/08/28 2,559,302
1,500,000 Apple, Inc 4 .000 05/10/28 1,440,315
2,500,000 Apple, Inc 1 .400 08/05/28 2,117,948
1,000,000 Apple, Inc 3 .250 08/08/29 912,622
1,000,000 Apple, Inc 2 .200 09/11/29 857,936
1,000,000 Apple, Inc 4 .150 05/10/30 953,962
2,950,000 Apple, Inc 1 .650 05/11/30 2,391,791
3,000,000 Apple, Inc 1 .250 08/20/30 2,349,179
3,000,000 Apple, Inc 1 .650 02/08/31 2,376,485
2,500,000 (a) Apple, Inc 1 .700 08/05/31 1,967,220
1,000,000 Apple, Inc 3 .350 08/08/32 882,326
1,500,000 (a) Apple, Inc 4 .300 05/10/33 1,415,962
1,600,000 Apple, Inc 4 .500 02/23/36 1,524,467
2,000,000 Apple, Inc 2 .375 02/08/41 1,337,074
350,000 Apple, Inc 3 .850 05/04/43 283,158
750,000 Apple, Inc 4 .450 05/06/44 670,558
1,350,000 Apple, Inc 3 .450 02/09/45 1,022,649
1,000,000 Apple, Inc 4 .375 05/13/45 864,344
1,775,000 Apple, Inc 4 .650 02/23/46 1,581,586

See Notes to Financial Statements
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
TECHNOLOGY HARDWARE & EQUIPMENT—continued
$ 900,000 Apple, Inc 3 .850% 08/04/46 $ 712,147
1,175,000 Apple, Inc 4 .250 02/09/47 996,523
900,000 Apple, Inc 3 .750 09/12/47 695,662
2,850,000 Apple, Inc 3 .750 11/13/47 2,209,984
3,000,000 Apple, Inc 2 .950 09/11/49 1,980,112
3,350,000 Apple, Inc 2 .650 05/11/50 2,051,664
1,375,000 Apple, Inc 2 .400 08/20/50 810,641
1,000,000 Apple, Inc 2 .650 02/08/51 606,537
1,000,000 Apple, Inc 2 .700 08/05/51 608,922
750,000 Apple, Inc 3 .950 08/08/52 588,177
1,000,000 Apple, Inc 4 .850 05/10/53 916,076
25,000 Apple, Inc 2 .550 08/20/60 14,322
2,000,000 Apple, Inc 2 .800 02/08/61 1,174,226
1,000,000 Apple, Inc 2 .850 08/05/61 590,256
750,000 Apple, Inc 4 .100 08/08/62 576,824
200,000 Arrow Electronics, Inc 4 .000 04/01/25 193,775
425,000 Arrow Electronics, Inc 3 .875 01/12/28 387,556
1,000,000 Arrow Electronics, Inc 2 .950 02/15/32 781,834
200,000 Avnet, Inc 4 .625 04/15/26 192,282
1,000,000 Avnet, Inc 6 .250 03/15/28 997,167
1,000,000 Avnet, Inc 3 .000 05/15/31 778,221
575,000 CDW LLC 3 .569 12/01/31 473,593
1,100,000 Cisco Systems, Inc 3 .625 03/04/24 1,090,125
400,000 Cisco Systems, Inc 3 .500 06/15/25 387,554
500,000 Cisco Systems, Inc 2 .950 02/28/26 474,882
3,000,000 Cisco Systems, Inc 2 .500 09/20/26 2,785,026
1,000,000 Cisco Systems, Inc 5 .900 02/15/39 1,031,276
1,175,000 Cisco Systems, Inc 5 .500 01/15/40 1,155,843
200,000 Corning, Inc 4 .700 03/15/37 177,009
100,000 Corning, Inc 5 .750 08/15/40 93,858
200,000 Corning, Inc 4 .750 03/15/42 169,754
300,000 Corning, Inc 5 .350 11/15/48 265,803
500,000 Corning, Inc 3 .900 11/15/49 356,788
825,000 Corning, Inc 4 .375 11/15/57 619,980
200,000 Corning, Inc 5 .850 11/15/68 179,987
1,000,000 Corning, Inc 5 .450 11/15/79 839,807
2,925,000 Dell International LLC 6 .020 06/15/26 2,936,404
1,050,000 Dell International LLC 4 .900 10/01/26 1,024,434
2,900,000 Dell International LLC 5 .300 10/01/29 2,815,227
608,000 Dell International LLC 8 .100 07/15/36 680,166
2,000,000 (e) Dell International LLC 3 .375 12/15/41 1,342,067
377,000 Dell International LLC 8 .350 07/15/46 440,636
2,000,000 (e) Dell International LLC 3 .450 12/15/51 1,246,037
800,000 Flex Ltd 4 .750 06/15/25 780,535
500,000 Flex Ltd 3 .750 02/01/26 475,308
500,000 Flex Ltd 6 .000 01/15/28 497,454
1,000,000 Flex Ltd 4 .875 05/12/30 933,534
3,000,000 Hewlett Packard Enterprise Co 4 .900 10/15/25 2,945,056
2,000,000 Hewlett Packard Enterprise Co 5 .250 07/01/28 1,952,491
225,000 Hewlett Packard Enterprise Co 6 .200 10/15/35 226,086
1,175,000 Hewlett Packard Enterprise Co 6 .350 10/15/45 1,144,111
1,000,000 HP, Inc 2 .200 06/17/25 940,174
1,000,000 HP, Inc 1 .450 06/17/26 895,644
1,000,000 HP, Inc 3 .000 06/17/27 908,854
500,000 HP, Inc 4 .750 01/15/28 479,591
1,000,000 HP, Inc 4 .000 04/15/29 913,766
1,000,000 HP, Inc 3 .400 06/17/30 851,331
1,000,000 HP, Inc 2 .650 06/17/31 781,367
500,000 HP, Inc 4 .200 04/15/32 432,546
500,000 HP, Inc 5 .500 01/15/33 468,790
975,000 (a) HP, Inc 6 .000 09/15/41 919,575

Bond Index Fund September 30, 2023

See Notes to Financial Statements
Portfolio of Investments
(continued)
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
TECHNOLOGY HARDWARE & EQUIPMENT—continued
$ 1,500,000 International Business Machines Corp 2 .200% 02/09/27 $ 1,349,391
1,500,000 International Business Machines Corp 4 .500 02/06/28 1,449,711
1,500,000 International Business Machines Corp 2 .720 02/09/32 1,225,684
1,500,000 International Business Machines Corp 4 .750 02/06/33 1,411,317
1,500,000 International Business Machines Corp 3 .430 02/09/52 978,095
1,000,000 International Business Machines Corp 4 .900 07/27/52 845,722
1,000,000 Jabil, Inc 1 .700 04/15/26 898,327
1,000,000 Jabil, Inc 4 .250 05/15/27 945,688
100,000 Jabil, Inc 3 .950 01/12/28 92,478
1,000,000 Jabil, Inc 5 .450 02/01/29 972,449
750,000 Jabil, Inc 3 .600 01/15/30 649,390
50,000 Jabil, Inc 3 .000 01/15/31 40,512
1,500,000 Juniper Networks, Inc 1 .200 12/10/25 1,353,504
200,000 Keysight Technologies, Inc 4 .550 10/30/24 196,530
600,000 Keysight Technologies, Inc 4 .600 04/06/27 577,923
500,000 Keysight Technologies, Inc 3 .000 10/30/29 429,885
1,000,000 L3Harris Technologies, Inc 5 .400 01/15/27 991,296
625,000 L3Harris Technologies, Inc 4 .400 06/15/28 591,410
1,000,000 L3Harris Technologies, Inc 5 .400 07/31/33 961,273
1,000,000 L3Harris Technologies, Inc 5 .600 07/31/53 935,162
450,000 (a) Motorola Solutions, Inc 4 .600 02/23/28 430,322
500,000 Motorola Solutions, Inc 4 .600 05/23/29 473,312
600,000 Motorola Solutions, Inc 2 .300 11/15/30 465,931
2,250,000 Motorola Solutions, Inc 2 .750 05/24/31 1,777,163
500,000 Motorola Solutions, Inc 5 .600 06/01/32 478,328
200,000 Motorola Solutions, Inc 5 .500 09/01/44 175,328
500,000 NetApp, Inc 1 .875 06/22/25 467,533
500,000 NetApp, Inc 2 .375 06/22/27 446,473
750,000 NetApp, Inc 2 .700 06/22/30 609,662
2,000,000 Teledyne Technologies, Inc 1 .600 04/01/26 1,810,990
200,000 Tyco Electronics Group S.A. 3 .450 08/01/24 195,751
100,000 Tyco Electronics Group S.A. 3 .700 02/15/26 95,884
1,150,000 Tyco Electronics Group S.A. 3 .125 08/15/27 1,062,022
900,000 Tyco Electronics Group S.A. 2 .500 02/04/32 719,969
1,000,000 Vontier Corp 1 .800 04/01/26 895,681
1,000,000 Vontier Corp 2 .400 04/01/28 832,470
1,000,000 Vontier Corp 2 .950 04/01/31 771,277
1,000,000 Western Digital Corp 2 .850 02/01/29 802,840
1,000,000 Western Digital Corp 3 .100 02/01/32 736,409
TOTAL TECHNOLOGY HARDWARE & EQUIPMENT 134,976,318
TELECOMMUNICATION SERVICES - 1 .0%
2,000,000 America Movil SAB de C.V. 3 .625 04/22/29 1,805,312
2,000,000 America Movil SAB de C.V. 2 .875 05/07/30 1,674,276
440,000 America Movil SAB de C.V. 6 .125 03/30/40 435,370
1,625,000 America Movil SAB de C.V. 4 .375 07/16/42 1,313,694
1,500,000 (a) America Movil SAB de C.V. 4 .375 04/22/49 1,187,536
1,250,000 American Tower Corp 5 .800 11/15/28 1,240,591
1,250,000 American Tower Corp 5 .900 11/15/33 1,220,389
10,000,000 AT&T, Inc 1 .700 03/25/26 9,073,418
1,000,000 AT&T, Inc 2 .950 07/15/26 929,019
1,000,000 AT&T, Inc 2 .300 06/01/27 885,447
1,150,000 AT&T, Inc 1 .650 02/01/28 970,596
4,375,000 AT&T, Inc 4 .350 03/01/29 4,071,475
1,000,000 AT&T, Inc 4 .300 02/15/30 910,601
3,000,000 AT&T, Inc 2 .250 02/01/32 2,257,887
10,855,000 AT&T, Inc 2 .550 12/01/33 7,972,870
3,000,000 AT&T, Inc 5 .400 02/15/34 2,807,695
1,825,000 AT&T, Inc 4 .500 05/15/35 1,556,676
3,000,000 AT&T, Inc 3 .500 06/01/41 2,084,190
300,000 AT&T, Inc 4 .650 06/01/44 235,366

See Notes to Financial Statements
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
TELECOMMUNICATION SERVICES—continued
$ 2,000,000 AT&T, Inc 3 .650% 06/01/51 $ 1,289,588
9,860,000 AT&T, Inc 3 .500 09/15/53 6,091,991
8,857,000 AT&T, Inc 3 .550 09/15/55 5,421,883
8,844,000 AT&T, Inc 3 .800 12/01/57 5,602,902
7,523,000 AT&T, Inc 3 .650 09/15/59 4,577,354
1,000,000 AT&T, Inc 3 .850 06/01/60 637,530
1,000,000 (a) Bell Telephone Co of Canada or Bell Canada 2 .150 02/15/32 761,833
500,000 Bell Telephone Co of Canada or Bell Canada 5 .100 05/11/33 467,407
750,000 Bell Telephone Co of Canada or Bell Canada 4 .464 04/01/48 582,318
750,000 Bell Telephone Co of Canada or Bell Canada 4 .300 07/29/49 562,249
1,000,000 Bell Telephone Co of Canada or Bell Canada 3 .650 03/17/51 672,657
450,000 Bell Telephone Co of Canada or Bell Canada 3 .200 02/15/52 276,852
1,000,000 Bell Telephone Co of Canada or Bell Canada 3 .650 08/15/52 670,927
1,750,000 British Telecommunications plc 5 .125 12/04/28 1,682,334
1,425,000 British Telecommunications plc 9 .625 12/15/30 1,678,416
750,000 Crown Castle, Inc 5 .000 01/11/28 724,556
1,000,000 Crown Castle, Inc 4 .800 09/01/28 949,162
1,000,000 Crown Castle, Inc 5 .100 05/01/33 924,546
3,690,000 Deutsche Telekom International Finance BV 8 .750 06/15/30 4,226,681
745,000 Orange S.A. 9 .000 03/01/31 880,067
900,000 Orange S.A. 5 .375 01/13/42 819,379
1,725,000 Orange S.A. 5 .500 02/06/44 1,590,935
1,713,000 Rogers Communications, Inc 3 .625 12/15/25 1,621,806
200,000 Rogers Communications, Inc 2 .900 11/15/26 182,748
2,000,000 Rogers Communications, Inc 3 .200 03/15/27 1,829,313
1,500,000 Rogers Communications, Inc 3 .800 03/15/32 1,246,539
1,000,000 Rogers Communications, Inc 4 .500 03/15/42 774,332
125,000 Rogers Communications, Inc 4 .500 03/15/43 94,097
300,000 Rogers Communications, Inc 5 .450 10/01/43 255,023
600,000 Rogers Communications, Inc 5 .000 03/15/44 485,037
150,000 Rogers Communications, Inc 4 .300 02/15/48 104,944
1,500,000 Rogers Communications, Inc 4 .350 05/01/49 1,068,614
1,300,000 Rogers Communications, Inc 3 .700 11/15/49 835,892
1,500,000 Rogers Communications, Inc 4 .550 03/15/52 1,094,131
2,000,000 Sprint Capital Corp 6 .875 11/15/28 2,064,993
2,000,000 Sprint Capital Corp 8 .750 03/15/32 2,313,692
1,000,000 Sprint LLC 7 .625 02/15/25 1,014,654
2,000,000 Sprint LLC 7 .625 03/01/26 2,055,436
625,000 Telefonica Emisiones S.A. 7 .045 06/20/36 643,041
1,200,000 Telefonica Emisiones S.A. 4 .665 03/06/38 964,498
2,125,000 Telefonica Emisiones S.A. 5 .213 03/08/47 1,692,489
1,175,000 Telefonica Emisiones S.A. 4 .895 03/06/48 889,997
900,000 Telefonica Emisiones S.A. 5 .520 03/01/49 740,752
1,500,000 Telefonica Emisiones SAU 4 .103 03/08/27 1,413,438
567,000 Telefonica Europe BV 8 .250 09/15/30 630,886
325,000 TELUS Corp 2 .800 02/16/27 297,516
300,000 TELUS Corp 3 .700 09/15/27 279,348
1,000,000 TELUS Corp 3 .400 05/13/32 816,259
500,000 TELUS Corp 4 .600 11/16/48 388,283
750,000 TELUS Corp 4 .300 06/15/49 546,758
2,500,000 T-Mobile US, Inc 5 .750 01/15/34 2,438,805
325,000 T-Mobile US, Inc 6 .000 06/15/54 309,797
4,000,000 T-Mobile USA, Inc 1 .500 02/15/26 3,626,958
1,000,000 T-Mobile USA, Inc 2 .625 04/15/26 924,834
4,000,000 T-Mobile USA, Inc 3 .750 04/15/27 3,737,678
3,500,000 T-Mobile USA, Inc 2 .050 02/15/28 3,009,580
1,500,000 T-Mobile USA, Inc 4 .950 03/15/28 1,455,697
1,000,000 T-Mobile USA, Inc 4 .800 07/15/28 961,026
1,000,000 T-Mobile USA, Inc 2 .625 02/15/29 847,173
1,000,000 T-Mobile USA, Inc 2 .400 03/15/29 841,467
1,000,000 T-Mobile USA, Inc 3 .375 04/15/29 879,540

Bond Index Fund September 30, 2023

See Notes to Financial Statements
Portfolio of Investments
(continued)
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
TELECOMMUNICATION SERVICES—continued
$ 825,000 T-Mobile USA, Inc 3 .875% 04/15/30 $ 730,926
1,500,000 T-Mobile USA, Inc 2 .550 02/15/31 1,193,564
1,500,000 T-Mobile USA, Inc 2 .250 11/15/31 1,143,048
1,000,000 T-Mobile USA, Inc 2 .700 03/15/32 782,236
4,000,000 T-Mobile USA, Inc 5 .200 01/15/33 3,775,060
1,425,000 T-Mobile USA, Inc 5 .050 07/15/33 1,322,130
650,000 T-Mobile USA, Inc 4 .375 04/15/40 522,293
1,350,000 T-Mobile USA, Inc 3 .000 02/15/41 894,573
3,875,000 T-Mobile USA, Inc 4 .500 04/15/50 2,971,466
2,500,000 T-Mobile USA, Inc 3 .300 02/15/51 1,564,253
2,500,000 T-Mobile USA, Inc 3 .400 10/15/52 1,561,614
4,000,000 T-Mobile USA, Inc 5 .650 01/15/53 3,653,008
1,500,000 T-Mobile USA, Inc 3 .600 11/15/60 927,909
2,000,000 T-Mobile USA, Inc 5 .800 09/15/62 1,824,149
1,000,000 Verizon Communications, Inc 0 .850 11/20/25 904,720
1,000,000 Verizon Communications, Inc 1 .450 03/20/26 902,901
1,000,000 Verizon Communications, Inc 4 .125 03/16/27 951,054
2,625,000 Verizon Communications, Inc 3 .000 03/22/27 2,408,437
5,000,000 Verizon Communications, Inc 2 .100 03/22/28 4,294,701
4,641,000 Verizon Communications, Inc 4 .329 09/21/28 4,360,835
350,000 Verizon Communications, Inc 3 .875 02/08/29 320,511
9,005,000 Verizon Communications, Inc 4 .016 12/03/29 8,165,428
200,000 Verizon Communications, Inc 3 .150 03/22/30 170,708
1,550,000 Verizon Communications, Inc 1 .500 09/18/30 1,175,822
1,533,000 Verizon Communications, Inc 1 .680 10/30/30 1,165,552
3,000,000 Verizon Communications, Inc 1 .750 01/20/31 2,260,674
2,635,000 Verizon Communications, Inc 2 .550 03/21/31 2,098,079
11,355,000 Verizon Communications, Inc 2 .355 03/15/32 8,663,393
1,000,000 Verizon Communications, Inc 5 .050 05/09/33 934,192
2,000,000 Verizon Communications, Inc 2 .650 11/20/40 1,266,037
1,350,000 Verizon Communications, Inc 3 .400 03/22/41 957,070
1,000,000 Verizon Communications, Inc 2 .850 09/03/41 646,486
150,000 Verizon Communications, Inc 4 .000 03/22/50 107,467
4,000,000 Verizon Communications, Inc 2 .875 11/20/50 2,312,384
3,725,000 Verizon Communications, Inc 3 .550 03/22/51 2,451,133
1,000,000 Verizon Communications, Inc 3 .875 03/01/52 704,001
8,764,000 Verizon Communications, Inc 2 .987 10/30/56 4,864,844
2,000,000 Verizon Communications, Inc 3 .000 11/20/60 1,082,901
6,000,000 Verizon Communications, Inc 3 .700 03/22/61 3,818,132
2,000,000 Vodafone Group plc 4 .125 05/30/25 1,949,886
1,925,000 Vodafone Group plc 6 .150 02/27/37 1,895,767
1,900,000 Vodafone Group plc 4 .375 02/19/43 1,464,069
1,000,000 Vodafone Group plc 4 .875 06/19/49 798,332
1,500,000 Vodafone Group plc 4 .250 09/17/50 1,087,514
825,000 Vodafone Group plc 5 .625 02/10/53 731,096
500,000 Vodafone Group plc 5 .125 06/19/59 395,771
1,500,000 Vodafone Group plc 5 .750 02/10/63 1,315,023
TOTAL TELECOMMUNICATION SERVICES 218,592,195
TRANSPORTATION - 0 .5%
378,551 American Airlines 2 .875 07/11/34 312,159
150,000 Burlington Northern Santa Fe LLC 3 .400 09/01/24 146,861
300,000 Burlington Northern Santa Fe LLC 3 .000 04/01/25 289,936
700,000 Burlington Northern Santa Fe LLC 3 .650 09/01/25 677,694
660,000 Burlington Northern Santa Fe LLC 5 .750 05/01/40 655,198
250,000 Burlington Northern Santa Fe LLC 5 .050 03/01/41 229,177
200,000 Burlington Northern Santa Fe LLC 4 .400 03/15/42 166,312
300,000 Burlington Northern Santa Fe LLC 4 .450 03/15/43 250,683
500,000 Burlington Northern Santa Fe LLC 5 .150 09/01/43 458,050
500,000 Burlington Northern Santa Fe LLC 4 .900 04/01/44 442,450
600,000 Burlington Northern Santa Fe LLC 4 .550 09/01/44 504,790

See Notes to Financial Statements
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
TRANSPORTATION—continued
$ 1,275,000 Burlington Northern Santa Fe LLC 4 .150% 04/01/45 $ 1,012,238
200,000 Burlington Northern Santa Fe LLC 4 .700 09/01/45 170,506
1,150,000 Burlington Northern Santa Fe LLC 3 .900 08/01/46 864,407
400,000 Burlington Northern Santa Fe LLC 4 .125 06/15/47 313,319
1,675,000 Burlington Northern Santa Fe LLC 4 .050 06/15/48 1,292,800
1,025,000 Burlington Northern Santa Fe LLC 4 .150 12/15/48 803,809
750,000 Burlington Northern Santa Fe LLC 3 .550 02/15/50 532,976
750,000 Burlington Northern Santa Fe LLC 3 .050 02/15/51 474,880
4,000,000 Burlington Northern Santa Fe LLC 3 .300 09/15/51 2,681,581
1,000,000 Burlington Northern Santa Fe LLC 4 .450 01/15/53 828,193
1,500,000 Burlington Northern Santa Fe LLC 5 .200 04/15/54 1,374,238
200,000 Canadian National Railway Co 2 .950 11/21/24 193,822
200,000 Canadian National Railway Co 6 .900 07/15/28 212,776
500,000 Canadian National Railway Co 3 .850 08/05/32 445,358
200,000 Canadian National Railway Co 6 .250 08/01/34 209,110
250,000 Canadian National Railway Co 3 .500 11/15/42 175,947
100,000 Canadian National Railway Co 4 .500 11/07/43 80,381
650,000 Canadian National Railway Co 3 .200 08/02/46 438,109
725,000 Canadian National Railway Co 3 .650 02/03/48 535,095
325,000 Canadian National Railway Co 4 .450 01/20/49 267,732
400,000 Canadian National Railway Co 2 .450 05/01/50 227,489
1,500,000 Canadian National Railway Co 4 .400 08/05/52 1,246,002
1,800,000 Canadian Pacific Railway Co 2 .900 02/01/25 1,732,720
100,000 Canadian Pacific Railway Co 3 .125 06/01/26 93,868
2,000,000 Canadian Pacific Railway Co 1 .750 12/02/26 1,784,360
300,000 Canadian Pacific Railway Co 4 .000 06/01/28 281,671
500,000 Canadian Pacific Railway Co 2 .875 11/15/29 430,371
100,000 Canadian Pacific Railway Co 2 .050 03/05/30 80,768
200,000 Canadian Pacific Railway Co 7 .125 10/15/31 215,139
600,000 Canadian Pacific Railway Co 2 .450 12/02/31 518,532
250,000 Canadian Pacific Railway Co 5 .950 05/15/37 248,978
475,000 Canadian Pacific Railway Co 3 .000 12/02/41 369,686
100,000 Canadian Pacific Railway Co 4 .300 05/15/43 79,409
175,000 Canadian Pacific Railway Co 4 .950 08/15/45 150,900
800,000 Canadian Pacific Railway Co 4 .700 05/01/48 662,186
500,000 Canadian Pacific Railway Co 3 .500 05/01/50 342,398
1,000,000 Canadian Pacific Railway Co 3 .100 12/02/51 625,186
500,000 Canadian Pacific Railway Co 4 .200 11/15/69 355,899
1,275,000 Canadian Pacific Railway Co 6 .125 09/15/15 1,240,593
400,000 CH Robinson Worldwide, Inc 4 .200 04/15/28 375,297
300,000 CSX Corp 3 .400 08/01/24 294,083
200,000 CSX Corp 3 .350 11/01/25 191,523
1,200,000 CSX Corp 2 .600 11/01/26 1,101,773
825,000 CSX Corp 4 .250 03/15/29 781,421
600,000 CSX Corp 2 .400 02/15/30 499,297
850,000 (a) CSX Corp 4 .100 11/15/32 764,367
2,000,000 CSX Corp 5 .200 11/15/33 1,934,326
100,000 CSX Corp 6 .000 10/01/36 101,441
200,000 CSX Corp 6 .150 05/01/37 205,215
400,000 CSX Corp 5 .500 04/15/41 376,926
350,000 CSX Corp 4 .400 03/01/43 281,901
600,000 CSX Corp 4 .100 03/15/44 471,249
800,000 CSX Corp 3 .800 11/01/46 585,047
1,050,000 CSX Corp 4 .300 03/01/48 829,998
850,000 CSX Corp 4 .750 11/15/48 718,731
500,000 CSX Corp 4 .500 03/15/49 404,384
600,000 CSX Corp 3 .350 09/15/49 400,119
1,000,000 CSX Corp 3 .800 04/15/50 721,780
200,000 CSX Corp 3 .950 05/01/50 148,707
800,000 CSX Corp 2 .500 05/15/51 445,255
750,000 CSX Corp 4 .500 11/15/52 610,615

Bond Index Fund September 30, 2023

See Notes to Financial Statements
Portfolio of Investments
(continued)
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
TRANSPORTATION—continued
$ 300,000 CSX Corp 4 .500% 08/01/54 $ 241,325
150,000 CSX Corp 4 .250 11/01/66 111,848
800,000 CSX Corp 4 .650 03/01/68 638,882
500,000 FedEx Corp 3 .250 04/01/26 474,435
500,000 FedEx Corp 4 .200 10/17/28 475,226
1,000,000 FedEx Corp 3 .100 08/05/29 879,243
500,000 FedEx Corp 4 .250 05/15/30 461,940
1,500,000 (a) FedEx Corp 2 .400 05/15/31 1,202,958
1,000,000 FedEx Corp 4 .900 01/15/34 933,022
200,000 FedEx Corp 3 .900 02/01/35 166,624
2,000,000 FedEx Corp 3 .250 05/15/41 1,379,921
275,000 FedEx Corp 5 .100 01/15/44 237,669
1,100,000 FedEx Corp 4 .750 11/15/45 898,168
600,000 FedEx Corp 4 .550 04/01/46 474,978
450,000 FedEx Corp 4 .400 01/15/47 347,841
900,000 FedEx Corp 4 .050 02/15/48 657,628
500,000 FedEx Corp 4 .950 10/17/48 421,936
1,500,000 FedEx Corp 5 .250 05/15/50 1,320,770
200,000 FedEx Corp 4 .500 02/01/65 139,462
500,000 GATX Corp 6 .050 03/15/34 488,292
1,000,000 GXO Logistics, Inc 1 .650 07/15/26 878,680
500,000 JB Hunt Transport Services, Inc 3 .875 03/01/26 480,180
350,000 Kirby Corp 4 .200 03/01/28 325,428
350,000 Norfolk Southern Corp 2 .900 06/15/26 327,874
300,000 Norfolk Southern Corp 3 .150 06/01/27 277,067
700,000 Norfolk Southern Corp 3 .800 08/01/28 652,008
1,000,000 Norfolk Southern Corp 5 .050 08/01/30 963,501
1,000,000 Norfolk Southern Corp 3 .000 03/15/32 823,927
1,000,000 Norfolk Southern Corp 4 .450 03/01/33 913,171
16,000 Norfolk Southern Corp 4 .837 10/01/41 13,861
300,000 Norfolk Southern Corp 4 .450 06/15/45 239,705
200,000 Norfolk Southern Corp 4 .650 01/15/46 164,271
303,000 Norfolk Southern Corp 3 .942 11/01/47 225,382
1,450,000 Norfolk Southern Corp 4 .150 02/28/48 1,110,353
500,000 Norfolk Southern Corp 4 .100 05/15/49 379,547
500,000 Norfolk Southern Corp 3 .400 11/01/49 330,038
1,000,000 Norfolk Southern Corp 3 .050 05/15/50 620,328
1,000,000 Norfolk Southern Corp 2 .900 08/25/51 597,606
175,000 Norfolk Southern Corp 4 .050 08/15/52 129,815
1,000,000 Norfolk Southern Corp 3 .700 03/15/53 687,585
300,000 Norfolk Southern Corp 4 .550 06/01/53 242,217
1,000,000 Norfolk Southern Corp 5 .350 08/01/54 913,550
1,170,000 Norfolk Southern Corp 3 .155 05/15/55 715,800
1,000,000 Norfolk Southern Corp 4 .100 05/15/21 649,672
550,000 Ryder System, Inc 3 .650 03/18/24 543,954
500,000 Ryder System, Inc 2 .500 09/01/24 484,027
300,000 Ryder System, Inc 4 .625 06/01/25 293,030
500,000 Ryder System, Inc 3 .350 09/01/25 476,738
1,000,000 Ryder System, Inc 1 .750 09/01/26 895,624
500,000 Ryder System, Inc 2 .900 12/01/26 457,229
1,000,000 Ryder System, Inc 2 .850 03/01/27 909,932
1,000,000 Ryder System, Inc 5 .650 03/01/28 989,789
1,250,000 Southwest Airlines Co 5 .250 05/04/25 1,235,498
200,000 Southwest Airlines Co 3 .000 11/15/26 185,164
1,000,000 Southwest Airlines Co 5 .125 06/15/27 975,049
200,000 Southwest Airlines Co 3 .450 11/16/27 183,215
300,000 Southwest Airlines Co 2 .625 02/10/30 247,166
200,000 Union Pacific Corp 3 .250 01/15/25 194,011
500,000 Union Pacific Corp 3 .750 07/15/25 484,259
200,000 Union Pacific Corp 3 .250 08/15/25 192,019
300,000 Union Pacific Corp 2 .750 03/01/26 281,877

See Notes to Financial Statements
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
TRANSPORTATION—continued
$ 2,500,000 Union Pacific Corp 2 .375% 05/20/31 $ 2,024,034
1,000,000 Union Pacific Corp 2 .800 02/14/32 825,214
500,000 (a) Union Pacific Corp 4 .500 01/20/33 465,523
100,000 Union Pacific Corp 3 .375 02/01/35 80,783
2,525,000 Union Pacific Corp 2 .891 04/06/36 1,912,078
100,000 Union Pacific Corp 3 .600 09/15/37 80,383
500,000 Union Pacific Corp 3 .550 08/15/39 383,834
1,500,000 Union Pacific Corp 3 .200 05/20/41 1,080,099
500,000 Union Pacific Corp 3 .375 02/14/42 367,139
200,000 Union Pacific Corp 3 .350 08/15/46 131,885
300,000 Union Pacific Corp 4 .000 04/15/47 227,305
4,000,000 Union Pacific Corp 3 .250 02/05/50 2,693,757
1,070,000 Union Pacific Corp 3 .799 10/01/51 787,915
500,000 Union Pacific Corp 2 .950 03/10/52 307,654
1,000,000 Union Pacific Corp 3 .500 02/14/53 693,675
1,000,000 Union Pacific Corp 4 .950 05/15/53 894,972
200,000 Union Pacific Corp 3 .875 02/01/55 143,912
300,000 Union Pacific Corp 3 .950 08/15/59 215,395
1,000,000 Union Pacific Corp 3 .839 03/20/60 700,846
1,500,000 Union Pacific Corp 3 .550 05/20/61 979,439
2,000,000 Union Pacific Corp 2 .973 09/16/62 1,135,880
200,000 Union Pacific Corp 4 .100 09/15/67 144,950
500,000 Union Pacific Corp 3 .750 02/05/70 334,162
500,000 Union Pacific Corp 3 .799 04/06/71 337,269
500,000 Union Pacific Corp 3 .850 02/14/72 341,026
2,000,000 United Air (Mileage Plus Holdings LLC) 5 .800 01/15/36 1,944,180
500,000 United Parcel Service, Inc 2 .200 09/01/24 484,548
300,000 United Parcel Service, Inc 2 .800 11/15/24 290,871
125,000 United Parcel Service, Inc 2 .400 11/15/26 115,393
875,000 United Parcel Service, Inc 3 .050 11/15/27 806,479
500,000 United Parcel Service, Inc 3 .400 03/15/29 458,935
500,000 United Parcel Service, Inc 2 .500 09/01/29 430,304
750,000 United Parcel Service, Inc 4 .450 04/01/30 717,511
2,000,000 United Parcel Service, Inc 4 .875 03/03/33 1,926,704
510,000 United Parcel Service, Inc 6 .200 01/15/38 544,774
450,000 United Parcel Service, Inc 3 .625 10/01/42 343,820
400,000 United Parcel Service, Inc 3 .400 11/15/46 279,345
1,550,000 United Parcel Service, Inc 3 .750 11/15/47 1,179,611
300,000 United Parcel Service, Inc 4 .250 03/15/49 243,340
500,000 (a) United Parcel Service, Inc 3 .400 09/01/49 356,588
1,630,000 United Parcel Service, Inc 5 .300 04/01/50 1,552,399
1,000,000 United Parcel Service, Inc 5 .050 03/03/53 916,651
TOTAL TRANSPORTATION 103,493,094
UTILITIES - 2 .4%
500,000 Advocate Health & Hospitals Corp 3 .008 06/15/50 313,521
200,000 AEP Texas, Inc 3 .950 06/01/28 185,256
550,000 AEP Texas, Inc 2 .100 07/01/30 434,476
500,000 AEP Texas, Inc 4 .700 05/15/32 457,534
200,000 AEP Texas, Inc 3 .800 10/01/47 135,724
100,000 AEP Texas, Inc 4 .150 05/01/49 72,155
850,000 AEP Texas, Inc 3 .450 05/15/51 540,044
200,000 AEP Transmission Co LLC 3 .100 12/01/26 186,192
600,000 AEP Transmission Co LLC 4 .000 12/01/46 457,211
500,000 AEP Transmission Co LLC 3 .750 12/01/47 361,884
200,000 AEP Transmission Co LLC 4 .250 09/15/48 156,132
300,000 AEP Transmission Co LLC 3 .800 06/15/49 217,160
550,000 AEP Transmission Co LLC 2 .750 08/15/51 313,471
300,000 AEP Transmission Co LLC 5 .400 03/15/53 278,775
4,000,000 AerCap Ireland Capital DAC 6 .150 09/30/30 3,939,842
600,000 AES Corp 1 .375 01/15/26 534,309

Bond Index Fund September 30, 2023

See Notes to Financial Statements
Portfolio of Investments
(continued)
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
UTILITIES—continued
$ 1,000,000 AES Corp 5 .450% 06/01/28 $ 965,312
675,000 AES Corp 2 .450 01/15/31 519,119
575,000 Alabama Power Co 1 .450 09/15/30 439,154
200,000 Alabama Power Co 3 .850 12/01/42 151,543
400,000 Alabama Power Co 3 .750 03/01/45 290,088
300,000 Alabama Power Co 4 .300 01/02/46 232,281
350,000 Alabama Power Co 3 .700 12/01/47 245,567
1,000,000 Alabama Power Co 4 .300 07/15/48 768,742
1,000,000 Alabama Power Co 3 .125 07/15/51 612,267
1,000,000 Alabama Power Co 3 .000 03/15/52 604,506
2,000,000 Ameren Corp 1 .750 03/15/28 1,695,105
300,000 Ameren Illinois Co 3 .800 05/15/28 281,957
750,000 Ameren Illinois Co 1 .550 11/15/30 570,321
500,000 Ameren Illinois Co 3 .850 09/01/32 437,652
725,000 Ameren Illinois Co 4 .950 06/01/33 685,973
125,000 Ameren Illinois Co 4 .150 03/15/46 96,352
1,150,000 Ameren Illinois Co 3 .700 12/01/47 837,621
575,000 Ameren Illinois Co 4 .500 03/15/49 473,884
325,000 Ameren Illinois Co 2 .900 06/15/51 196,018
325,000 Ameren Illinois Co 5 .900 12/01/52 324,525
350,000 American Electric Power Co, Inc 3 .200 11/13/27 319,417
700,000 American Electric Power Co, Inc 4 .300 12/01/28 658,606
500,000 American Electric Power Co, Inc 2 .300 03/01/30 401,768
1,000,000 American Electric Power Co, Inc 5 .625 03/01/33 967,656
1,000,000 American Electric Power Co, Inc 3 .875 02/15/62 813,798
300,000 American Water Capital Corp 3 .400 03/01/25 290,085
200,000 American Water Capital Corp 2 .950 09/01/27 182,769
500,000 American Water Capital Corp 3 .750 09/01/28 465,180
750,000 American Water Capital Corp 3 .450 06/01/29 676,787
100,000 American Water Capital Corp 2 .800 05/01/30 84,579
1,250,000 American Water Capital Corp 2 .300 06/01/31 995,864
225,000 American Water Capital Corp 4 .300 12/01/42 183,542
150,000 American Water Capital Corp 4 .300 09/01/45 118,427
100,000 American Water Capital Corp 4 .000 12/01/46 74,714
1,175,000 American Water Capital Corp 3 .750 09/01/47 858,762
500,000 American Water Capital Corp 4 .200 09/01/48 391,522
500,000 American Water Capital Corp 4 .150 06/01/49 387,864
675,000 American Water Capital Corp 3 .450 05/01/50 459,411
1,250,000 (a) American Water Capital Corp 3 .250 06/01/51 822,053
200,000 Appalachian Power Co 3 .300 06/01/27 183,432
1,000,000 Appalachian Power Co 2 .700 04/01/31 804,344
500,000 Appalachian Power Co 4 .500 08/01/32 447,461
300,000 Appalachian Power Co 4 .500 03/01/49 227,388
775,000 Appalachian Power Co 3 .700 05/01/50 520,383
200,000 (a) Arizona Public Service Co 2 .950 09/15/27 182,310
1,000,000 Arizona Public Service Co 2 .600 08/15/29 855,411
750,000 Arizona Public Service Co 6 .350 12/15/32 766,564
750,000 Arizona Public Service Co 5 .550 08/01/33 727,029
350,000 Arizona Public Service Co 4 .500 04/01/42 277,105
200,000 Arizona Public Service Co 4 .350 11/15/45 150,184
410,000 Arizona Public Service Co 3 .750 05/15/46 279,890
200,000 Arizona Public Service Co 4 .200 08/15/48 143,763
200,000 Arizona Public Service Co 4 .250 03/01/49 144,520
300,000 Arizona Public Service Co 3 .500 12/01/49 191,139
500,000 Arizona Public Service Co 3 .350 05/15/50 313,105
750,000 Arizona Public Service Co 2 .650 09/15/50 404,904
900,000 Atlantic City Electric Co 4 .000 10/15/28 840,671
425,000 Atlantic City Electric Co 2 .300 03/15/31 336,859
1,000,000 Atmos Energy Corp 2 .625 09/15/29 866,307
750,000 Atmos Energy Corp 1 .500 01/15/31 569,629
175,000 Atmos Energy Corp 5 .450 10/15/32 173,977

See Notes to Financial Statements
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
UTILITIES—continued
$ 100,000 Atmos Energy Corp 5 .500% 06/15/41 $ 93,664
125,000 Atmos Energy Corp 4 .150 01/15/43 99,796
600,000 Atmos Energy Corp 4 .125 10/15/44 469,724
500,000 Atmos Energy Corp 4 .300 10/01/48 398,370
300,000 Atmos Energy Corp 4 .125 03/15/49 230,962
1,500,000 Atmos Energy Corp 2 .850 02/15/52 897,844
500,000 Atmos Energy Corp 5 .750 10/15/52 489,438
500,000 Avangrid, Inc 3 .150 12/01/24 482,025
300,000 Avangrid, Inc 3 .200 04/15/25 286,795
625,000 Avangrid, Inc 3 .800 06/01/29 555,434
150,000 Avista Corp 4 .350 06/01/48 114,943
550,000 Avista Corp 4 .000 04/01/52 391,913
200,000 Baltimore Gas and Electric Co 2 .400 08/15/26 183,994
1,500,000 Baltimore Gas and Electric Co 2 .250 06/15/31 1,193,164
150,000 Baltimore Gas and Electric Co 3 .500 08/15/46 102,246
200,000 Baltimore Gas and Electric Co 3 .750 08/15/47 142,422
200,000 Baltimore Gas and Electric Co 4 .250 09/15/48 154,014
500,000 Baltimore Gas and Electric Co 3 .200 09/15/49 322,013
775,000 Baltimore Gas and Electric Co 2 .900 06/15/50 461,694
500,000 Baltimore Gas and Electric Co 4 .550 06/01/52 401,017
500,000 Baltimore Gas and Electric Co 5 .400 06/01/53 459,487
1,000,000 BAT Capital Corp 6 .343 08/02/30 984,975
1,000,000 BAT Capital Corp 7 .750 10/19/32 1,056,287
1,000,000 BAT Capital Corp 6 .421 08/02/33 971,898
1,000,000 BAT Capital Corp 7 .079 08/02/43 959,223
1,000,000 BAT Capital Corp 7 .081 08/02/53 944,658
350,000 Berkshire Hathaway Energy Co 3 .500 02/01/25 339,372
175,000 Berkshire Hathaway Energy Co 3 .250 04/15/28 158,375
2,500,000 Berkshire Hathaway Energy Co 1 .650 05/15/31 1,871,031
950,000 Berkshire Hathaway Energy Co 6 .125 04/01/36 954,401
1,032,000 Berkshire Hathaway Energy Co 5 .950 05/15/37 1,011,515
725,000 Berkshire Hathaway Energy Co 5 .150 11/15/43 636,994
975,000 Berkshire Hathaway Energy Co 4 .500 02/01/45 778,290
1,250,000 Berkshire Hathaway Energy Co 3 .800 07/15/48 869,701
1,025,000 Berkshire Hathaway Energy Co 4 .450 01/15/49 793,047
2,500,000 Berkshire Hathaway Energy Co 2 .850 05/15/51 1,441,793
200,000 Black Hills Corp 4 .250 11/30/23 199,350
100,000 Black Hills Corp 3 .950 01/15/26 95,457
100,000 Black Hills Corp 3 .150 01/15/27 91,683
1,500,000 Black Hills Corp 5 .950 03/15/28 1,499,461
550,000 Black Hills Corp 2 .500 06/15/30 439,907
300,000 Black Hills Corp 4 .350 05/01/33 255,669
1,000,000 Black Hills Corp 6 .150 05/15/34 973,473
200,000 Black Hills Corp 4 .200 09/15/46 143,379
200,000 CenterPoint Energy Houston Electric LLC 2 .400 09/01/26 183,364
300,000 CenterPoint Energy Houston Electric LLC 3 .000 02/01/27 276,921
1,500,000 CenterPoint Energy Houston Electric LLC 5 .200 10/01/28 1,488,485
275,000 CenterPoint Energy Houston Electric LLC 2 .350 04/01/31 221,478
100,000 CenterPoint Energy Houston Electric LLC 6 .950 03/15/33 108,575
500,000 CenterPoint Energy Houston Electric LLC 4 .950 04/01/33 474,632
300,000 CenterPoint Energy Houston Electric LLC 3 .950 03/01/48 226,357
150,000 CenterPoint Energy Houston Electric LLC 2 .900 07/01/50 91,370
875,000 CenterPoint Energy Houston Electric LLC 3 .350 04/01/51 582,717
500,000 CenterPoint Energy Houston Electric LLC 3 .600 03/01/52 349,934
100,000 CenterPoint Energy Houston Electric LLC 5 .300 04/01/53 93,482
1,000,000 CenterPoint Energy Resources Corp 5 .250 03/01/28 986,865
200,000 CenterPoint Energy Resources Corp 4 .000 04/01/28 188,210
575,000 CenterPoint Energy Resources Corp 1 .750 10/01/30 444,690
500,000 CenterPoint Energy Resources Corp 4 .400 07/01/32 450,666
1,000,000 CenterPoint Energy Resources Corp 5 .400 03/01/33 961,840
700,000 CenterPoint Energy Resources Corp 4 .100 09/01/47 515,291

Bond Index Fund September 30, 2023

See Notes to Financial Statements
Portfolio of Investments
(continued)
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
UTILITIES—continued
$ 500,000 CenterPoint Energy, Inc 2 .500% 09/01/24 $ 484,084
135,000 CenterPoint Energy, Inc 4 .250 11/01/28 124,125
750,000 CenterPoint Energy, Inc 2 .950 03/01/30 628,551
1,000,000 CenterPoint Energy, Inc 2 .650 06/01/31 798,700
500,000 CenterPoint Energy, Inc 3 .700 09/01/49 332,846
3,200,000 Cheniere Corpus Christi Holdings LLC 3 .700 11/15/29 2,838,790
2,000,000 Cheniere Corpus Christi Holdings LLC 2 .742 12/31/39 1,495,579
150,000 Cigna Group 4 .500 02/25/26 145,841
2,500,000 Cigna Group 5 .400 03/15/33 2,423,864
1,100,000 Cigna Group 3 .400 03/15/51 720,040
425,000 Cleco Corporate Holdings LLC 3 .743 05/01/26 396,289
300,000 Cleco Corporate Holdings LLC 3 .375 09/15/29 250,596
200,000 Cleco Corporate Holdings LLC 4 .973 05/01/46 150,205
790,000 CMS Energy Corp 3 .450 08/15/27 729,764
1,000,000 CMS Energy Corp 3 .750 12/01/50 751,050
250,000 Commonwealth Edison Co 2 .550 06/15/26 232,519
300,000 Commonwealth Edison Co 3 .700 08/15/28 278,267
500,000 Commonwealth Edison Co 2 .200 03/01/30 407,324
1,000,000 Commonwealth Edison Co 3 .150 03/15/32 842,586
1,000,000 (a) Commonwealth Edison Co 4 .900 02/01/33 951,080
200,000 Commonwealth Edison Co 3 .800 10/01/42 150,756
300,000 Commonwealth Edison Co 4 .700 01/15/44 253,217
100,000 Commonwealth Edison Co 3 .700 03/01/45 72,829
250,000 Commonwealth Edison Co 3 .650 06/15/46 175,874
400,000 Commonwealth Edison Co 3 .750 08/15/47 287,577
1,175,000 Commonwealth Edison Co 4 .000 03/01/48 888,134
1,300,000 Commonwealth Edison Co 4 .000 03/01/49 975,046
500,000 Commonwealth Edison Co 3 .200 11/15/49 316,236
500,000 Commonwealth Edison Co 3 .000 03/01/50 308,411
1,000,000 Commonwealth Edison Co 3 .125 03/15/51 628,591
500,000 Commonwealth Edison Co 2 .750 09/01/51 283,563
500,000 Commonwealth Edison Co 5 .300 02/01/53 458,600
625,000 Connecticut Light and Power Co 3 .200 03/15/27 581,349
500,000 Connecticut Light and Power Co 2 .050 07/01/31 390,889
1,000,000 Connecticut Light and Power Co 4 .900 07/01/33 949,581
400,000 Connecticut Light and Power Co 4 .300 04/15/44 319,883
250,000 Connecticut Light and Power Co 4 .150 06/01/45 195,075
775,000 Connecticut Light and Power Co 4 .000 04/01/48 591,254
500,000 Connecticut Light and Power Co 5 .250 01/15/53 456,477
200,000 Consolidated Edison Co of New York, Inc 3 .800 05/15/28 186,739
300,000 Consolidated Edison Co of New York, Inc 4 .000 12/01/28 279,581
100,000 Consolidated Edison Co of New York, Inc 3 .350 04/01/30 87,789
2,000,000 Consolidated Edison Co of New York, Inc 2 .400 06/15/31 1,607,170
1,000,000 (a) Consolidated Edison Co of New York, Inc 5 .200 03/01/33 965,433
200,000 Consolidated Edison Co of New York, Inc 4 .200 03/15/42 157,281
550,000 Consolidated Edison Co of New York, Inc 3 .950 03/01/43 413,932
1,475,000 Consolidated Edison Co of New York, Inc 4 .450 03/15/44 1,180,074
150,000 Consolidated Edison Co of New York, Inc 4 .500 12/01/45 119,409
400,000 Consolidated Edison Co of New York, Inc 3 .850 06/15/46 286,155
400,000 Consolidated Edison Co of New York, Inc 3 .875 06/15/47 286,927
300,000 Consolidated Edison Co of New York, Inc 4 .650 12/01/48 242,965
500,000 Consolidated Edison Co of New York, Inc 4 .125 05/15/49 370,863
700,000 Consolidated Edison Co of New York, Inc 3 .950 04/01/50 517,069
1,000,000 Consolidated Edison Co of New York, Inc 3 .200 12/01/51 626,243
1,000,000 Consolidated Edison Co of New York, Inc 6 .150 11/15/52 1,006,424
850,000 Consolidated Edison Co of New York, Inc 4 .625 12/01/54 671,073
200,000 Consolidated Edison Co of New York, Inc 4 .300 12/01/56 146,953
1,300,000 Consolidated Edison Co of New York, Inc 4 .000 11/15/57 907,546
400,000 Consolidated Edison Co of New York, Inc 4 .500 05/15/58 303,599
1,000,000 Consolidated Edison Co of New York, Inc 3 .700 11/15/59 650,835
1,000,000 Consolidated Edison Co of New York, Inc 3 .000 12/01/60 560,899

See Notes to Financial Statements
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
UTILITIES—continued
$ 1,000,000 Consolidated Edison Co of New York, Inc 3 .600% 06/15/61 $ 646,395
1,500,000 Constellation Energy Generation LLC 3 .250 06/01/25 1,429,724
750,000 Constellation Energy Generation LLC 5 .600 03/01/28 744,906
750,000 Constellation Energy Generation LLC 5 .800 03/01/33 731,276
1,000,000 Constellation Energy Generation LLC 6 .125 01/15/34 998,407
900,000 Constellation Energy Generation LLC 6 .250 10/01/39 871,775
625,000 Constellation Energy Generation LLC 5 .600 06/15/42 560,696
1,000,000 Constellation Energy Generation LLC 6 .500 10/01/53 1,002,335
500,000 Consumers Energy Co 4 .650 03/01/28 488,319
250,000 Consumers Energy Co 3 .800 11/15/28 232,159
1,000,000 Consumers Energy Co 4 .900 02/15/29 977,701
275,000 Consumers Energy Co 3 .600 08/15/32 238,331
500,000 Consumers Energy Co 4 .625 05/15/33 465,447
600,000 Consumers Energy Co 3 .950 07/15/47 454,332
600,000 Consumers Energy Co 4 .050 05/15/48 461,723
350,000 Consumers Energy Co 4 .350 04/15/49 282,064
500,000 Consumers Energy Co 3 .750 02/15/50 361,726
500,000 Consumers Energy Co 3 .100 08/15/50 322,256
150,000 Consumers Energy Co 3 .500 08/01/51 104,044
287,000 Consumers Energy Co 2 .650 08/15/52 165,745
500,000 Consumers Energy Co 4 .200 09/01/52 389,490
291,000 Consumers Energy Co 2 .500 05/01/60 152,243
300,000 Dayton Power & Light Co 3 .950 06/15/49 211,407
200,000 Delmarva Power & Light Co 4 .150 05/15/45 150,651
925,000 Dominion Energy South Carolina, Inc 2 .300 12/01/31 718,181
50,000 Dominion Energy South Carolina, Inc 5 .300 05/15/33 48,478
125,000 Dominion Energy South Carolina, Inc 5 .450 02/01/41 116,533
800,000 Dominion Energy South Carolina, Inc 4 .600 06/15/43 666,620
300,000 Dominion Energy, Inc 3 .300 03/15/25 289,084
1,750,000 Dominion Energy, Inc 3 .900 10/01/25 1,686,579
1,000,000 Dominion Energy, Inc 1 .450 04/15/26 899,689
775,000 Dominion Energy, Inc 3 .600 03/15/27 721,602
500,000 Dominion Energy, Inc 4 .250 06/01/28 471,986
303,000 Dominion Energy, Inc 3 .375 04/01/30 260,653
500,000 Dominion Energy, Inc 2 .250 08/15/31 386,713
500,000 Dominion Energy, Inc 4 .350 08/15/32 446,744
1,000,000 Dominion Energy, Inc 5 .375 11/15/32 954,715
475,000 Dominion Energy, Inc 3 .300 04/15/41 324,305
200,000 Dominion Energy, Inc 4 .700 12/01/44 159,605
500,000 Dominion Energy, Inc 4 .600 03/15/49 389,880
500,000 Dominion Energy, Inc 4 .850 08/15/52 404,147
225,000 Dominion Energy, Inc (Step Bond) 3 .071 08/15/24 219,038
500,000 DTE Electric Co 1 .900 04/01/28 432,351
1,500,000 DTE Electric Co 3 .000 03/01/32 1,241,253
1,000,000 DTE Electric Co 5 .200 04/01/33 969,733
200,000 DTE Electric Co 4 .000 04/01/43 154,021
100,000 DTE Electric Co 3 .700 06/01/46 71,319
500,000 DTE Electric Co 3 .750 08/15/47 361,188
1,000,000 DTE Electric Co 4 .050 05/15/48 758,302
525,000 DTE Electric Co 3 .950 03/01/49 390,016
1,000,000 DTE Electric Co 2 .950 03/01/50 619,536
400,000 DTE Electric Co 3 .250 04/01/51 257,535
450,000 DTE Electric Co 3 .650 03/01/52 315,393
1,500,000 DTE Energy Co 4 .220 11/01/24 1,472,032
1,000,000 DTE Energy Co 1 .050 06/01/25 922,498
327,000 DTE Energy Co 3 .400 06/15/29 288,454
500,000 DTE Energy Co 2 .950 03/01/30 418,574
200,000 Duke Energy Carolinas LLC 2 .950 12/01/26 187,044
500,000 Duke Energy Carolinas LLC 3 .950 11/15/28 469,180
500,000 Duke Energy Carolinas LLC 2 .450 08/15/29 422,650
1,500,000 Duke Energy Carolinas LLC 2 .550 04/15/31 1,229,266

Bond Index Fund September 30, 2023

See Notes to Financial Statements
Portfolio of Investments
(continued)
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
UTILITIES—continued
$ 375,000 Duke Energy Carolinas LLC 2 .850% 03/15/32 $ 306,074
1,300,000 Duke Energy Carolinas LLC 4 .950 01/15/33 1,235,238
125,000 Duke Energy Carolinas LLC 5 .300 02/15/40 115,738
300,000 Duke Energy Carolinas LLC 3 .750 06/01/45 215,444
200,000 Duke Energy Carolinas LLC 3 .875 03/15/46 145,399
1,750,000 Duke Energy Carolinas LLC 3 .700 12/01/47 1,248,076
1,500,000 Duke Energy Carolinas LLC 3 .950 03/15/48 1,102,714
1,000,000 Duke Energy Carolinas LLC 3 .200 08/15/49 640,874
1,500,000 Duke Energy Carolinas LLC 3 .450 04/15/51 1,003,925
1,000,000 Duke Energy Carolinas LLC 5 .350 01/15/53 913,999
500,000 Duke Energy Carolinas LLC 5 .400 01/15/54 461,890
300,000 Duke Energy Corp 3 .950 10/15/23 299,711
2,700,000 Duke Energy Corp 2 .650 09/01/26 2,483,506
350,000 Duke Energy Corp 3 .150 08/15/27 318,910
1,000,000 Duke Energy Corp 5 .000 12/08/27 976,235
1,000,000 Duke Energy Corp 4 .300 03/15/28 948,202
1,000,000 Duke Energy Corp 2 .450 06/01/30 811,980
1,000,000 Duke Energy Corp 2 .550 06/15/31 792,903
1,000,000 Duke Energy Corp 5 .750 09/15/33 982,416
1,000,000 Duke Energy Corp 3 .300 06/15/41 685,108
300,000 Duke Energy Corp 4 .800 12/15/45 245,671
1,975,000 Duke Energy Corp 3 .750 09/01/46 1,365,110
500,000 Duke Energy Corp 4 .200 06/15/49 363,352
1,000,000 Duke Energy Corp 3 .500 06/15/51 647,840
500,000 Duke Energy Corp 5 .000 08/15/52 415,633
1,000,000 Duke Energy Corp 6 .100 09/15/53 969,816
750,000 Duke Energy Corp 3 .250 01/15/82 552,562
1,200,000 Duke Energy Florida LLC 3 .200 01/15/27 1,124,175
1,000,000 Duke Energy Florida LLC 2 .400 12/15/31 790,624
375,000 Duke Energy Florida LLC 6 .400 06/15/38 387,760
500,000 Duke Energy Florida LLC 3 .400 10/01/46 336,084
300,000 Duke Energy Florida LLC 4 .200 07/15/48 232,130
1,000,000 Duke Energy Florida LLC 3 .000 12/15/51 608,980
1,000,000 Duke Energy Florida LLC 5 .950 11/15/52 982,158
300,000 Duke Energy Indiana LLC 3 .750 05/15/46 211,733
500,000 Duke Energy Indiana LLC 3 .250 10/01/49 317,576
275,000 Duke Energy Indiana LLC 2 .750 04/01/50 157,477
500,000 Duke Energy Indiana LLC 5 .400 04/01/53 457,289
200,000 Duke Energy Ohio, Inc 3 .650 02/01/29 183,441
25,000 Duke Energy Ohio, Inc 2 .125 06/01/30 20,067
750,000 Duke Energy Ohio, Inc 5 .250 04/01/33 724,058
200,000 Duke Energy Ohio, Inc 3 .700 06/15/46 138,647
200,000 Duke Energy Ohio, Inc 4 .300 02/01/49 153,991
500,000 Duke Energy Ohio, Inc 5 .650 04/01/53 471,582
300,000 Duke Energy Progress LLC 3 .250 08/15/25 288,116
300,000 Duke Energy Progress LLC 3 .700 09/01/28 278,647
5,357,000 Duke Energy Progress LLC 3 .450 03/15/29 4,857,351
1,500,000 Duke Energy Progress LLC 2 .000 08/15/31 1,154,952
750,000 Duke Energy Progress LLC 5 .250 03/15/33 726,651
400,000 Duke Energy Progress LLC 4 .375 03/30/44 319,358
500,000 Duke Energy Progress LLC 4 .150 12/01/44 383,162
300,000 Duke Energy Progress LLC 4 .200 08/15/45 228,884
500,000 Duke Energy Progress LLC 3 .700 10/15/46 346,917
200,000 Duke Energy Progress LLC 3 .600 09/15/47 139,256
600,000 Duke Energy Progress LLC 2 .500 08/15/50 327,621
500,000 Duke Energy Progress LLC 2 .900 08/15/51 294,860
750,000 Duke Energy Progress LLC 5 .350 03/15/53 681,683
250,000 Eastern Energy Gas Holdings LLC 2 .500 11/15/24 240,421
134,000 Eastern Energy Gas Holdings LLC 3 .600 12/15/24 129,785
800,000 Edison International 3 .550 11/15/24 777,389
750,000 Edison International 5 .750 06/15/27 743,060

See Notes to Financial Statements
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
UTILITIES—continued
$ 300,000 Edison International 4 .125% 03/15/28 $ 276,330
1,000,000 Edison International 5 .250 11/15/28 962,142
500,000 Edison International 6 .950 11/15/29 515,655
200,000 El Paso Electric Co 5 .000 12/01/44 161,424
1,075,000 Emera US Finance LP 3 .550 06/15/26 1,009,790
2,000,000 Emera US Finance LP 2 .639 06/15/31 1,546,058
625,000 Emera US Finance LP 4 .750 06/15/46 461,081
1,000,000 Enbridge, Inc 8 .250 01/15/84 980,896
1,000,000 Enbridge, Inc 8 .500 01/15/84 991,771
400,000 Enel Americas S.A. 4 .000 10/25/26 371,884
675,000 Enel Chile S.A. 4 .875 06/12/28 642,049
50,000 Enel Generacion Chile S.A. 4 .250 04/15/24 49,204
600,000 Entergy Arkansas LLC 3 .500 04/01/26 571,856
1,000,000 Entergy Arkansas LLC 5 .150 01/15/33 959,910
500,000 Entergy Arkansas LLC 5 .300 09/15/33 482,354
200,000 Entergy Arkansas LLC 4 .200 04/01/49 149,227
425,000 Entergy Arkansas LLC 2 .650 06/15/51 236,785
750,000 Entergy Arkansas LLC 3 .350 06/15/52 479,725
1,000,000 Entergy Corp 0 .900 09/15/25 907,928
1,300,000 Entergy Corp 2 .950 09/01/26 1,201,616
1,000,000 Entergy Corp 1 .900 06/15/28 844,539
175,000 Entergy Corp 2 .800 06/15/30 145,179
625,000 Entergy Corp 2 .400 06/15/31 486,905
500,000 Entergy Corp 3 .750 06/15/50 331,188
605,000 Entergy Louisiana LLC 0 .620 11/17/23 601,112
200,000 Entergy Louisiana LLC 2 .400 10/01/26 182,278
200,000 Entergy Louisiana LLC 3 .120 09/01/27 183,184
1,000,000 Entergy Louisiana LLC 1 .600 12/15/30 752,998
1,000,000 Entergy Louisiana LLC 2 .350 06/15/32 769,176
500,000 Entergy Louisiana LLC 4 .000 03/15/33 434,025
500,000 Entergy Louisiana LLC 3 .100 06/15/41 343,901
300,000 Entergy Louisiana LLC 4 .200 09/01/48 227,597
300,000 Entergy Louisiana LLC 4 .200 04/01/50 226,346
500,000 Entergy Louisiana LLC 4 .750 09/15/52 411,073
800,000 Entergy Mississippi LLC 3 .850 06/01/49 574,178
475,000 Entergy Mississippi LLC 3 .500 06/01/51 311,523
1,000,000 Entergy Texas, Inc 4 .000 03/30/29 920,758
575,000 Entergy Texas, Inc 1 .750 03/15/31 438,733
200,000 Entergy Texas, Inc 4 .500 03/30/39 166,178
700,000 Entergy Texas, Inc 3 .550 09/30/49 472,189
1,000,000 Entergy Texas, Inc 5 .800 09/01/53 956,384
125,000 Essential Utilities, Inc 3 .566 05/01/29 112,745
225,000 Essential Utilities, Inc 2 .704 04/15/30 185,301
1,000,000 Essential Utilities, Inc 2 .400 05/01/31 778,363
200,000 Essential Utilities, Inc 4 .276 05/01/49 146,678
300,000 Essential Utilities, Inc 3 .351 04/15/50 186,935
500,000 Essential Utilities, Inc 5 .300 05/01/52 428,557
100,000 Evergy Kansas Central, Inc 2 .550 07/01/26 92,628
500,000 Evergy Kansas Central, Inc 4 .125 03/01/42 387,397
175,000 Evergy Kansas Central, Inc 4 .100 04/01/43 131,391
375,000 Evergy Kansas Central, Inc 3 .250 09/01/49 239,826
425,000 Evergy Kansas Central, Inc 3 .450 04/15/50 280,993
1,000,000 Evergy Kansas Central, Inc 5 .700 03/15/53 937,564
200,000 Evergy Metro, Inc 3 .650 08/15/25 191,541
150,000 Evergy Metro, Inc 2 .250 06/01/30 121,044
100,000 Evergy Metro, Inc 5 .300 10/01/41 90,444
650,000 Evergy Metro, Inc 4 .200 06/15/47 491,814
100,000 Evergy Metro, Inc 4 .200 03/15/48 75,823
300,000 Evergy Metro, Inc 4 .125 04/01/49 220,463
750,000 Evergy, Inc 2 .900 09/15/29 640,577
300,000 Eversource Energy 3 .800 12/01/23 298,932

Bond Index Fund September 30, 2023

See Notes to Financial Statements
Portfolio of Investments
(continued)
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
UTILITIES—continued
$ 100,000 Eversource Energy 0 .800% 08/15/25 $ 91,140
1,000,000 Eversource Energy 1 .400 08/15/26 886,580
200,000 Eversource Energy 3 .300 01/15/28 182,064
1,000,000 Eversource Energy 5 .450 03/01/28 988,414
300,000 Eversource Energy 4 .250 04/01/29 279,419
100,000 Eversource Energy 1 .650 08/15/30 76,602
1,000,000 Eversource Energy 2 .550 03/15/31 796,298
1,000,000 Eversource Energy 3 .375 03/01/32 829,502
1,100,000 Eversource Energy 3 .450 01/15/50 718,975
425,000 Exelon Corp 3 .400 04/15/26 402,537
1,500,000 Exelon Corp 2 .750 03/15/27 1,362,132
1,000,000 Exelon Corp 5 .150 03/15/28 981,364
1,000,000 Exelon Corp 3 .350 03/15/32 832,231
750,000 Exelon Corp 5 .300 03/15/33 715,178
500,000 Exelon Corp 4 .950 06/15/35 449,136
975,000 Exelon Corp 4 .450 04/15/46 760,402
100,000 Exelon Corp 4 .700 04/15/50 79,921
500,000 Exelon Corp 4 .100 03/15/52 361,590
500,000 Exelon Corp 5 .600 03/15/53 454,823
500,000 Florida Power & Light Co 3 .250 06/01/24 491,514
907,000 Florida Power & Light Co 3 .125 12/01/25 864,012
750,000 Florida Power & Light Co 5 .050 04/01/28 740,467
750,000 Florida Power & Light Co 4 .400 05/15/28 723,187
425,000 Florida Power & Light Co 4 .625 05/15/30 405,508
1,000,000 Florida Power & Light Co 2 .450 02/03/32 802,865
750,000 Florida Power & Light Co 5 .100 04/01/33 725,546
150,000 Florida Power & Light Co 4 .800 05/15/33 141,787
100,000 Florida Power & Light Co 4 .125 02/01/42 80,612
200,000 Florida Power & Light Co 4 .050 06/01/42 159,316
450,000 Florida Power & Light Co 3 .800 12/15/42 345,517
400,000 Florida Power & Light Co 4 .050 10/01/44 312,956
500,000 Florida Power & Light Co 3 .700 12/01/47 364,225
1,675,000 Florida Power & Light Co 3 .950 03/01/48 1,277,892
500,000 Florida Power & Light Co 4 .125 06/01/48 389,593
1,100,000 Florida Power & Light Co 3 .990 03/01/49 826,443
400,000 Florida Power & Light Co 3 .150 10/01/49 260,364
500,000 Florida Power & Light Co 2 .875 12/04/51 302,703
750,000 Florida Power & Light Co 5 .300 04/01/53 695,951
768,000 Fortis, Inc 3 .055 10/04/26 703,875
200,000 Georgetown University 5 .115 04/01/53 182,915
100,000 Georgia Power Co 3 .250 04/01/26 94,259
700,000 Georgia Power Co 3 .250 03/30/27 645,460
1,000,000 Georgia Power Co 4 .650 05/16/28 964,734
700,000 Georgia Power Co 2 .650 09/15/29 594,395
1,500,000 Georgia Power Co 4 .950 05/17/33 1,406,007
625,000 Georgia Power Co 4 .300 03/15/42 499,973
700,000 Georgia Power Co 4 .300 03/15/43 552,453
2,500,000 Georgia Power Co 3 .250 03/15/51 1,584,012
200,000 Gulf Power Co 3 .300 05/30/27 185,517
750,000 Hackensack Meridian Health, Inc 2 .675 09/01/41 492,195
750,000 Hackensack Meridian Health, Inc 2 .875 09/01/50 449,538
250,000 Iberdrola International BV 5 .810 03/15/25 249,997
400,000 Iberdrola International BV 6 .750 07/15/36 426,562
425,000 Idaho Power Co 5 .500 03/15/53 392,951
1,000,000 Idaho Power Co 5 .800 04/01/54 958,725
500,000 Indiana Michigan Power Co 3 .850 05/15/28 468,830
225,000 Indiana Michigan Power Co 4 .550 03/15/46 183,051
100,000 Indiana Michigan Power Co 3 .750 07/01/47 69,999
300,000 Indiana Michigan Power Co 4 .250 08/15/48 225,602
675,000 Indiana Michigan Power Co 3 .250 05/01/51 426,332
500,000 Indiana Michigan Power Co 5 .625 04/01/53 471,610

See Notes to Financial Statements
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
UTILITIES—continued
$ 500,000 Interstate Power and Light Co 3 .250% 12/01/24 $ 484,344
725,000 Interstate Power and Light Co 4 .100 09/26/28 678,013
325,000 Interstate Power and Light Co 3 .600 04/01/29 293,281
125,000 Interstate Power and Light Co 2 .300 06/01/30 100,057
1,000,000 Interstate Power and Light Co 5 .700 10/15/33 983,446
100,000 Interstate Power and Light Co 6 .250 07/15/39 97,663
100,000 Interstate Power and Light Co 3 .700 09/15/46 67,796
300,000 Interstate Power and Light Co 3 .500 09/30/49 195,433
1,000,000 Interstate Power and Light Co 3 .100 11/30/51 587,082
1,000,000 IPALCO Enterprises, Inc 3 .700 09/01/24 976,690
100,000 IPALCO Enterprises, Inc 4 .250 05/01/30 87,703
300,000 ITC Holdings Corp 3 .650 06/15/24 294,906
100,000 ITC Holdings Corp 3 .250 06/30/26 93,846
900,000 ITC Holdings Corp 3 .350 11/15/27 823,716
1,000,000 Kentucky Utilities Co 5 .450 04/15/33 976,950
300,000 Kentucky Utilities Co 4 .375 10/01/45 232,233
400,000 Kentucky Utilities Co 3 .300 06/01/50 260,225
1,000,000 Kinder Morgan, Inc 5 .200 06/01/33 924,924
1,000,000 Louisville Gas and Electric Co 5 .450 04/15/33 979,357
300,000 Louisville Gas and Electric Co 4 .250 04/01/49 229,190
575,000 Medtronic Global Holdings S.C.A 4 .250 03/30/28 550,371
1,000,000 Medtronic Global Holdings S.C.A 4 .500 03/30/33 931,559
1,500,000 MidAmerican Energy Co 3 .100 05/01/27 1,388,175
575,000 MidAmerican Energy Co 3 .650 04/15/29 525,347
425,000 MidAmerican Energy Co 5 .350 01/15/34 419,340
200,000 MidAmerican Energy Co 4 .800 09/15/43 170,599
200,000 MidAmerican Energy Co 4 .400 10/15/44 161,726
200,000 MidAmerican Energy Co 4 .250 05/01/46 155,915
500,000 MidAmerican Energy Co 3 .950 08/01/47 377,996
1,000,000 MidAmerican Energy Co 3 .650 08/01/48 712,621
300,000 MidAmerican Energy Co 4 .250 07/15/49 234,242
300,000 MidAmerican Energy Co 3 .150 04/15/50 189,926
1,000,000 MidAmerican Energy Co 2 .700 08/01/52 566,427
400,000 MidAmerican Energy Co 5 .850 09/15/54 394,349
500,000 Mississippi Power Co 3 .950 03/30/28 466,003
750,000 Mississippi Power Co 4 .250 03/15/42 579,566
1,000,000 Mississippi Power Co 3 .100 07/30/51 592,655
300,000 National Fuel Gas Co 5 .200 07/15/25 293,996
300,000 National Fuel Gas Co 5 .500 01/15/26 295,040
200,000 National Fuel Gas Co 3 .950 09/15/27 183,294
200,000 National Fuel Gas Co 4 .750 09/01/28 187,478
1,100,000 National Fuel Gas Co 2 .950 03/01/31 864,533
1,000,000 National Grid plc 5 .602 06/12/28 989,108
1,000,000 National Grid plc 5 .809 06/12/33 971,323
250,000 National Grid USA 5 .803 04/01/35 237,133
1,000,000 Nevada Power Co 3 .700 05/01/29 908,255
500,000 Nevada Power Co 2 .400 05/01/30 408,199
500,000 Nevada Power Co 3 .125 08/01/50 303,381
500,000 Nevada Power Co 5 .900 05/01/53 480,444
1,000,000 Nevada Power Co 6 .000 03/15/54 976,503
1,500,000 NextEra Energy Capital Holdings, Inc 4 .255 09/01/24 1,475,776
1,250,000 NextEra Energy Capital Holdings, Inc 4 .450 06/20/25 1,219,252
2,000,000 NextEra Energy Capital Holdings, Inc 5 .749 09/01/25 1,994,384
1,125,000 NextEra Energy Capital Holdings, Inc 3 .550 05/01/27 1,047,600
1,250,000 NextEra Energy Capital Holdings, Inc 4 .625 07/15/27 1,204,821
1,000,000 NextEra Energy Capital Holdings, Inc 4 .900 02/28/28 967,829
2,500,000 NextEra Energy Capital Holdings, Inc 1 .900 06/15/28 2,115,384
300,000 NextEra Energy Capital Holdings, Inc 3 .500 04/01/29 268,535
450,000 NextEra Energy Capital Holdings, Inc 2 .750 11/01/29 381,909
1,500,000 NextEra Energy Capital Holdings, Inc 5 .000 02/28/30 1,433,023
2,980,000 NextEra Energy Capital Holdings, Inc 2 .250 06/01/30 2,385,694

Bond Index Fund September 30, 2023

See Notes to Financial Statements
Portfolio of Investments
(continued)
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
UTILITIES—continued
$ 1,000,000 NextEra Energy Capital Holdings, Inc 2 .440% 01/15/32 $ 773,608
450,000 NextEra Energy Capital Holdings, Inc 5 .000 07/15/32 420,539
1,500,000 NextEra Energy Capital Holdings, Inc 5 .050 02/28/33 1,399,687
1,000,000 NextEra Energy Capital Holdings, Inc 3 .000 01/15/52 589,728
1,000,000 NextEra Energy Capital Holdings, Inc 5 .250 02/28/53 865,887
1,700,000 NextEra Energy Capital Holdings, Inc 5 .650 05/01/79 1,565,430
1,000,000 NextEra Energy Capital Holdings, Inc 3 .800 03/15/82 846,503
500,000 NiSource, Inc 0 .950 08/15/25 456,002
1,000,000 NiSource, Inc 3 .490 05/15/27 926,882
1,500,000 NiSource, Inc 5 .250 03/30/28 1,470,057
750,000 NiSource, Inc 2 .950 09/01/29 646,409
200,000 NiSource, Inc 3 .600 05/01/30 174,214
800,000 NiSource, Inc 1 .700 02/15/31 598,276
1,000,000 NiSource, Inc 5 .400 06/30/33 958,451
77,000 NiSource, Inc 5 .950 06/15/41 73,479
700,000 NiSource, Inc 5 .250 02/15/43 617,502
450,000 NiSource, Inc 4 .800 02/15/44 370,592
815,000 NiSource, Inc 5 .650 02/01/45 737,315
350,000 NiSource, Inc 4 .375 05/15/47 268,188
500,000 NiSource, Inc 3 .950 03/30/48 357,016
200,000 NiSource, Inc 5 .000 06/15/52 166,775
600,000 Northern States Power Co 2 .250 04/01/31 478,891
425,000 Northern States Power Co 5 .350 11/01/39 401,452
175,000 Northern States Power Co 3 .600 05/15/46 122,141
1,950,000 Northern States Power Co 3 .600 09/15/47 1,370,189
325,000 Northern States Power Co 2 .900 03/01/50 198,921
750,000 Northern States Power Co 2 .600 06/01/51 424,081
1,000,000 Northern States Power Co 3 .200 04/01/52 639,478
400,000 Northern States Power Co 4 .500 06/01/52 324,959
500,000 Northern States Power Co 5 .100 05/15/53 447,360
1,000,000 Northwest Pipeline LLC 4 .000 04/01/27 944,089
200,000 NorthWestern Corp 4 .176 11/15/44 150,108
300,000 NSTAR Electric Co 3 .200 05/15/27 278,523
1,000,000 NSTAR Electric Co 1 .950 08/15/31 764,428
1,100,000 NSTAR Electric Co 3 .100 06/01/51 686,809
350,000 NSTAR Electric Co 4 .550 06/01/52 283,792
200,000 nVent Finance Sarl 4 .550 04/15/28 187,308
1,000,000 nVent Finance Sarl 2 .750 11/15/31 760,819
500,000 nVent Finance Sarl 5 .650 05/15/33 465,261
500,000 Oglethorpe Power Corp 4 .500 04/01/47 373,460
500,000 Oglethorpe Power Corp 5 .050 10/01/48 409,180
750,000 Oglethorpe Power Corp 3 .750 08/01/50 503,051
500,000 Oglethorpe Power Corp 5 .250 09/01/50 421,912
2,000,000 Ohio Power Co 1 .625 01/15/31 1,519,291
500,000 Ohio Power Co 4 .150 04/01/48 374,947
1,500,000 Ohio Power Co 4 .000 06/01/49 1,093,231
1,000,000 Ohio Power Co 2 .900 10/01/51 592,743
200,000 Oklahoma Gas and Electric Co 3 .800 08/15/28 184,983
500,000 Oklahoma Gas and Electric Co 3 .300 03/15/30 433,771
100,000 Oklahoma Gas and Electric Co 3 .250 04/01/30 86,381
500,000 Oklahoma Gas and Electric Co 5 .400 01/15/33 483,759
200,000 Oklahoma Gas and Electric Co 4 .150 04/01/47 149,267
200,000 Oklahoma Gas and Electric Co 3 .850 08/15/47 142,626
1,000,000 Oklahoma Gas and Electric Co 5 .600 04/01/53 934,167
400,000 Oncor Electric Delivery Co LLC 2 .950 04/01/25 384,137
1,000,000 Oncor Electric Delivery Co LLC 0 .550 10/01/25 908,011
750,000 Oncor Electric Delivery Co LLC 3 .700 11/15/28 694,869
1,500,000 Oncor Electric Delivery Co LLC 5 .750 03/15/29 1,522,461
425,000 Oncor Electric Delivery Co LLC 4 .150 06/01/32 386,988
500,000 Oncor Electric Delivery Co LLC 4 .550 09/15/32 460,897
100,000 Oncor Electric Delivery Co LLC 5 .250 09/30/40 94,079

See Notes to Financial Statements
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
UTILITIES—continued
$ 550,000 Oncor Electric Delivery Co LLC 4 .550% 12/01/41 $ 461,867
56,000 Oncor Electric Delivery Co LLC 5 .300 06/01/42 53,415
300,000 Oncor Electric Delivery Co LLC 3 .750 04/01/45 221,770
400,000 Oncor Electric Delivery Co LLC 3 .800 09/30/47 293,203
200,000 Oncor Electric Delivery Co LLC 4 .100 11/15/48 153,216
500,000 Oncor Electric Delivery Co LLC 3 .800 06/01/49 362,429
500,000 Oncor Electric Delivery Co LLC 3 .100 09/15/49 317,385
200,000 Oncor Electric Delivery Co LLC 3 .700 05/15/50 141,835
550,000 Oncor Electric Delivery Co LLC 2 .700 11/15/51 313,388
500,000 Oncor Electric Delivery Co LLC 4 .950 09/15/52 435,556
1,500,000 (e) Oncor Electric Delivery Co LLC 4 .950 09/15/52 1,306,667
164,000 Oncor Electric Delivery Co LLC 5 .350 10/01/52 152,514
100,000 ONE Gas, Inc 2 .000 05/15/30 79,491
500,000 ONE Gas, Inc 4 .250 09/01/32 450,840
100,000 ONE Gas, Inc 4 .658 02/01/44 80,726
500,000 ONE Gas, Inc 4 .500 11/01/48 383,933
700,000 ONEOK Partners LP 4 .900 03/15/25 687,456
130,000 ONEOK Partners LP 6 .650 10/01/36 129,033
250,000 ONEOK Partners LP 6 .850 10/15/37 252,836
100,000 ONEOK Partners LP 6 .125 02/01/41 92,600
2,000,000 ONEOK, Inc 5 .650 11/01/28 1,974,096
2,000,000 ONEOK, Inc 5 .800 11/01/30 1,958,102
1,500,000 ONEOK, Inc 6 .050 09/01/33 1,473,646
1,500,000 ONEOK, Inc 6 .625 09/01/53 1,468,808
5,000,000 Pacific Gas and Electric Co 3 .150 01/01/26 4,650,770
500,000 Pacific Gas and Electric Co 5 .450 06/15/27 481,215
3,000,000 Pacific Gas and Electric Co 2 .100 08/01/27 2,565,206
1,500,000 Pacific Gas and Electric Co 3 .000 06/15/28 1,286,826
500,000 Pacific Gas and Electric Co 6 .100 01/15/29 488,362
1,000,000 Pacific Gas and Electric Co 4 .200 03/01/29 884,241
3,000,000 Pacific Gas and Electric Co 4 .550 07/01/30 2,651,875
3,000,000 Pacific Gas and Electric Co 2 .500 02/01/31 2,282,340
2,000,000 Pacific Gas and Electric Co 3 .250 06/01/31 1,589,368
1,000,000 Pacific Gas and Electric Co 4 .400 03/01/32 847,018
500,000 Pacific Gas and Electric Co 5 .900 06/15/32 466,951
500,000 Pacific Gas and Electric Co 6 .150 01/15/33 474,217
1,500,000 Pacific Gas and Electric Co 6 .400 06/15/33 1,445,752
750,000 Pacific Gas and Electric Co 4 .500 07/01/40 558,077
1,000,000 Pacific Gas and Electric Co 3 .300 08/01/40 640,273
1,500,000 Pacific Gas and Electric Co 4 .200 06/01/41 1,053,749
1,200,000 Pacific Gas and Electric Co 4 .950 07/01/50 894,442
2,300,000 Pacific Gas and Electric Co 3 .500 08/01/50 1,369,208
1,000,000 Pacific Gas and Electric Co 5 .250 03/01/52 770,695
1,000,000 Pacific Gas and Electric Co 6 .750 01/15/53 936,974
400,000 Pacific Gas and Electric Co 6 .700 04/01/53 375,662
500,000 PacifiCorp 3 .500 06/15/29 445,778
500,000 PacifiCorp 2 .700 09/15/30 408,142
850,000 PacifiCorp 6 .000 01/15/39 802,294
300,000 PacifiCorp 4 .125 01/15/49 210,900
1,300,000 PacifiCorp 4 .150 02/15/50 912,653
250,000 PacifiCorp 3 .300 03/15/51 148,996
2,000,000 PacifiCorp 2 .900 06/15/52 1,100,810
750,000 PacifiCorp 5 .350 12/01/53 622,480
775,000 PacifiCorp 5 .500 05/15/54 657,289
200,000 PECO Energy Co 3 .150 10/15/25 191,186
1,000,000 PECO Energy Co 4 .900 06/15/33 951,302
200,000 PECO Energy Co 4 .150 10/01/44 155,833
200,000 PECO Energy Co 3 .700 09/15/47 144,424
1,200,000 PECO Energy Co 3 .900 03/01/48 897,982
125,000 PECO Energy Co 3 .000 09/15/49 77,773
100,000 PECO Energy Co 2 .800 06/15/50 59,065

Bond Index Fund September 30, 2023

See Notes to Financial Statements
Portfolio of Investments
(continued)
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
UTILITIES—continued
$ 475,000 PECO Energy Co 3 .050% 03/15/51 $ 293,527
1,000,000 PECO Energy Co 2 .850 09/15/51 591,868
500,000 PECO Energy Co 4 .600 05/15/52 412,980
500,000 PECO Energy Co 4 .375 08/15/52 399,801
440,645 PG&E WILDFIRE RECOVERY 3 .594 06/01/30 410,542
250,000 PG&E WILDFIRE RECOVERY 4 .263 06/01/36 225,813
250,000 PG&E WILDFIRE RECOVERY 4 .377 06/01/39 217,856
1,000,000 PG&E WILDFIRE RECOVERY 4 .451 12/01/47 818,231
1,000,000 PG&E WILDFIRE RECOVERY 4 .674 12/01/51 837,237
470,241 PG&E Wildfire Recovery Funding LLC 4 .022 06/01/31 443,688
500,000 PG&E Wildfire Recovery Funding LLC 4 .722 06/01/37 462,289
500,000 PG&E Wildfire Recovery Funding LLC 5 .081 06/01/41 457,146
750,000 PG&E Wildfire Recovery Funding LLC 5 .212 12/01/47 683,193
750,000 PG&E Wildfire Recovery Funding LLC 5 .099 06/01/52 671,904
1,000,000 Piedmont Natural Gas Co, Inc 2 .500 03/15/31 788,109
500,000 Piedmont Natural Gas Co, Inc 5 .400 06/15/33 476,699
200,000 Piedmont Natural Gas Co, Inc 4 .650 08/01/43 161,977
1,600,000 Piedmont Natural Gas Co, Inc 3 .350 06/01/50 985,673
1,000,000 Piedmont Natural Gas Co, Inc 5 .050 05/15/52 827,425
1,000,000 Pinnacle West Capital Corp 1 .300 06/15/25 924,244
900,000 Potomac Electric Power Co 4 .150 03/15/43 710,528
950,000 PPL Capital Funding, Inc 3 .100 05/15/26 891,325
1,500,000 PPL Electric Utilities Corp 5 .000 05/15/33 1,431,654
200,000 PPL Electric Utilities Corp 4 .125 06/15/44 155,553
275,000 PPL Electric Utilities Corp 4 .150 10/01/45 213,534
500,000 PPL Electric Utilities Corp 3 .950 06/01/47 378,410
200,000 PPL Electric Utilities Corp 4 .150 06/15/48 154,756
525,000 PPL Electric Utilities Corp 3 .000 10/01/49 328,935
1,000,000 PPL Electric Utilities Corp 5 .250 05/15/53 913,208
250,000 Public Service Co of Colorado 3 .700 06/15/28 230,332
1,000,000 Public Service Co of Colorado 1 .900 01/15/31 774,036
1,050,000 Public Service Co of Colorado 1 .875 06/15/31 805,399
275,000 Public Service Co of Colorado 4 .100 06/01/32 243,443
200,000 Public Service Co of Colorado 3 .800 06/15/47 140,672
100,000 Public Service Co of Colorado 4 .100 06/15/48 73,027
300,000 Public Service Co of Colorado 4 .050 09/15/49 217,524
400,000 Public Service Co of Colorado 3 .200 03/01/50 250,867
350,000 Public Service Co of Colorado 2 .700 01/15/51 195,777
1,000,000 Public Service Co of Colorado 5 .250 04/01/53 870,529
1,200,000 Public Service Co of New Hampshire 2 .200 06/15/31 946,378
1,000,000 Public Service Co of New Hampshire 5 .350 10/01/33 982,744
100,000 Public Service Co of New Hampshire 3 .600 07/01/49 70,351
500,000 Public Service Co of New Hampshire 5 .150 01/15/53 450,452
500,000 Public Service Co of Oklahoma 2 .200 08/15/31 386,336
1,000,000 Public Service Co of Oklahoma 5 .250 01/15/33 950,310
500,000 Public Service Co of Oklahoma 3 .150 08/15/51 301,674
1,000,000 Public Service Electric and Gas Co 0 .950 03/15/26 901,013
300,000 Public Service Electric and Gas Co 2 .250 09/15/26 275,571
450,000 Public Service Electric and Gas Co 3 .000 05/15/27 416,587
250,000 Public Service Electric and Gas Co 3 .700 05/01/28 234,010
500,000 Public Service Electric and Gas Co 2 .450 01/15/30 417,666
1,000,000 Public Service Electric and Gas Co 1 .900 08/15/31 776,086
225,000 Public Service Electric and Gas Co 4 .900 12/15/32 215,773
500,000 Public Service Electric and Gas Co 4 .650 03/15/33 469,986
1,000,000 Public Service Electric and Gas Co 5 .200 08/01/33 976,651
200,000 Public Service Electric and Gas Co 3 .800 01/01/43 151,326
600,000 Public Service Electric and Gas Co 3 .800 03/01/46 444,471
200,000 Public Service Electric and Gas Co 3 .600 12/01/47 143,082
250,000 Public Service Electric and Gas Co 4 .050 05/01/48 193,666
500,000 Public Service Electric and Gas Co 3 .850 05/01/49 369,804
575,000 Public Service Electric and Gas Co 3 .200 08/01/49 378,665

See Notes to Financial Statements
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
UTILITIES—continued
$ 500,000 Public Service Electric and Gas Co 3 .150% 01/01/50 $ 324,710
175,000 Public Service Electric and Gas Co 2 .700 05/01/50 103,685
425,000 Public Service Electric and Gas Co 2 .050 08/01/50 217,034
2,000,000 Public Service Electric and Gas Co 3 .000 03/01/51 1,250,017
200,000 Public Service Electric and Gas Co 5 .125 03/15/53 182,277
1,500,000 Public Service Electric and Gas Co 5 .450 08/01/53 1,429,159
400,000 Public Service Enterprise Group, Inc 0 .800 08/15/25 365,178
1,000,000 Public Service Enterprise Group, Inc 5 .850 11/15/27 1,005,980
400,000 Public Service Enterprise Group, Inc 1 .600 08/15/30 306,872
1,000,000 Public Service Enterprise Group, Inc 2 .450 11/15/31 775,515
1,585,000 Puget Energy, Inc 3 .650 05/15/25 1,519,317
1,000,000 Puget Energy, Inc 2 .379 06/15/28 855,420
1,000,000 Puget Energy, Inc 4 .100 06/15/30 871,328
250,000 Puget Sound Energy, Inc 5 .757 10/01/39 236,041
200,000 Puget Sound Energy, Inc 4 .300 05/20/45 153,036
275,000 Puget Sound Energy, Inc 3 .250 09/15/49 174,047
750,000 Puget Sound Energy, Inc 2 .893 09/15/51 437,514
1,000,000 Sabine Pass Liquefaction LLC 5 .900 09/15/37 984,319
800,000 San Diego Gas & Electric Co 2 .500 05/15/26 740,504
550,000 San Diego Gas & Electric Co 4 .950 08/15/28 535,426
500,000 San Diego Gas & Electric Co 1 .700 10/01/30 385,962
300,000 San Diego Gas & Electric Co 3 .750 06/01/47 212,762
300,000 San Diego Gas & Electric Co 4 .150 05/15/48 228,019
750,000 San Diego Gas & Electric Co 4 .100 06/15/49 555,855
675,000 San Diego Gas & Electric Co 2 .950 08/15/51 408,739
1,000,000 San Diego Gas & Electric Co 3 .700 03/15/52 692,724
1,000,000 San Diego Gas & Electric Co 5 .350 04/01/53 908,171
1,000,000 Santander UK Group Holdings plc 6 .534 01/10/29 990,743
1,525,000 Sempra 3 .250 06/15/27 1,393,926
675,000 Sempra 3 .400 02/01/28 614,370
1,000,000 Sempra 5 .500 08/01/33 956,661
825,000 Sempra 3 .800 02/01/38 641,089
125,000 Sempra 6 .000 10/15/39 118,736
850,000 Sempra 4 .000 02/01/48 613,044
1,380,000 Sempra 4 .125 04/01/52 1,116,253
869,000 Sierra Pacific Power Co 2 .600 05/01/26 808,147
500,000 (e) Sierra Pacific Power Co 5 .900 03/15/54 479,428
500,000 Southern California Edison Co 3 .700 08/01/25 480,907
1,000,000 Southern California Edison Co 1 .200 02/01/26 902,530
500,000 Southern California Edison Co 4 .700 06/01/27 485,110
750,000 Southern California Edison Co 5 .850 11/01/27 754,024
750,000 Southern California Edison Co 3 .650 03/01/28 691,426
1,000,000 Southern California Edison Co 5 .300 03/01/28 987,004
1,000,000 Southern California Edison Co 5 .650 10/01/28 998,211
500,000 Southern California Edison Co 4 .200 03/01/29 465,400
600,000 Southern California Edison Co 2 .850 08/01/29 517,498
1,750,000 Southern California Edison Co 2 .250 06/01/30 1,405,022
1,500,000 Southern California Edison Co 2 .500 06/01/31 1,192,244
500,000 Southern California Edison Co 2 .750 02/01/32 399,802
750,000 Southern California Edison Co 5 .950 11/01/32 747,997
185,000 Southern California Edison Co 6 .050 03/15/39 177,726
300,000 Southern California Edison Co 4 .500 09/01/40 244,409
825,000 Southern California Edison Co 4 .650 10/01/43 668,985
450,000 Southern California Edison Co 3 .600 02/01/45 307,785
1,937,000 Southern California Edison Co 4 .000 04/01/47 1,400,570
1,675,000 Southern California Edison Co 4 .125 03/01/48 1,240,267
1,500,000 Southern California Edison Co 2 .950 02/01/51 886,531
1,000,000 Southern California Edison Co 3 .650 06/01/51 663,637
500,000 Southern California Edison Co 3 .450 02/01/52 318,784
1,000,000 Southern California Edison Co 5 .700 03/01/53 918,754
500,000 Southern California Edison Co 5 .875 12/01/53 469,891

Bond Index Fund September 30, 2023

See Notes to Financial Statements
Portfolio of Investments
(continued)
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
UTILITIES—continued
$ 200,000 Southern California Gas Co 3 .200% 06/15/25 $ 192,037
200,000 Southern California Gas Co 2 .600 06/15/26 185,343
1,000,000 Southern California Gas Co 2 .950 04/15/27 917,325
500,000 Southern California Gas Co 2 .550 02/01/30 413,685
1,000,000 Southern California Gas Co 5 .200 06/01/33 946,021
150,000 Southern California Gas Co 3 .750 09/15/42 107,686
500,000 Southern California Gas Co 4 .125 06/01/48 368,575
300,000 Southern California Gas Co 4 .300 01/15/49 226,049
500,000 Southern California Gas Co 3 .950 02/15/50 354,167
500,000 Southern California Gas Co 6 .350 11/15/52 511,088
1,000,000 Southern California Gas Co 5 .750 06/01/53 932,790
2,000,000 Southern Co 5 .113 08/01/27 1,959,932
1,500,000 Southern Co 1 .750 03/15/28 1,271,562
1,000,000 Southern Co 5 .500 03/15/29 993,680
2,500,000 Southern Co 3 .700 04/30/30 2,214,546
1,000,000 Southern Co 5 .200 06/15/33 945,213
1,000,000 Southern Co 5 .700 03/15/34 979,343
400,000 Southern Co 4 .250 07/01/36 334,250
800,000 Southern Co 4 .400 07/01/46 620,215
1,000,000 Southern Co 4 .000 01/15/51 924,982
1,500,000 Southern Co 3 .750 09/15/51 1,308,296
400,000 Southern Co Gas Capital Corp 3 .250 06/15/26 376,105
500,000 Southern Co Gas Capital Corp 1 .750 01/15/31 377,476
1,000,000 Southern Co Gas Capital Corp 5 .750 09/15/33 980,325
275,000 Southern Co Gas Capital Corp 4 .400 06/01/43 208,489
100,000 Southern Co Gas Capital Corp 3 .950 10/01/46 69,792
900,000 Southern Co Gas Capital Corp 4 .400 05/30/47 680,726
175,000 Southern Co Gas Capital Corp 3 .150 09/30/51 103,700
200,000 Southern Power Co 4 .150 12/01/25 193,308
950,000 Southern Power Co 0 .900 01/15/26 851,468
300,000 Southern Power Co 4 .950 12/15/46 241,553
500,000 Southwest Gas Corp 5 .800 12/01/27 500,035
500,000 Southwest Gas Corp 5 .450 03/23/28 492,185
150,000 Southwest Gas Corp 3 .700 04/01/28 137,190
100,000 Southwest Gas Corp 2 .200 06/15/30 78,659
500,000 Southwest Gas Corp 4 .050 03/15/32 431,905
100,000 Southwest Gas Corp 3 .800 09/29/46 66,921
500,000 Southwest Gas Corp 4 .150 06/01/49 347,931
1,000,000 Southwest Gas Corp 3 .180 08/15/51 570,947
500,000 Southwestern Electric Power Co 2 .750 10/01/26 459,027
675,000 Southwestern Electric Power Co 4 .100 09/15/28 626,396
500,000 Southwestern Electric Power Co 5 .300 04/01/33 472,134
750,000 Southwestern Electric Power Co 3 .850 02/01/48 512,885
750,000 Southwestern Electric Power Co 3 .250 11/01/51 450,440
600,000 Southwestern Public Service Co 4 .500 08/15/41 480,329
300,000 Southwestern Public Service Co 3 .400 08/15/46 192,690
225,000 Southwestern Public Service Co 3 .700 08/15/47 154,288
200,000 Southwestern Public Service Co 4 .400 11/15/48 151,961
750,000 Southwestern Public Service Co 3 .750 06/15/49 512,624
650,000 Southwestern Public Service Co 3 .150 05/01/50 399,502
500,000 Spire Missouri, Inc 4 .800 02/15/33 469,867
1,500,000 Spire Missouri, Inc 3 .300 06/01/51 958,114
1,000,000 System Energy Resources, Inc 6 .000 04/15/28 978,050
1,000,000 Tampa Electric Co 2 .400 03/15/31 792,391
100,000 Tampa Electric Co 4 .100 06/15/42 76,626
175,000 Tampa Electric Co 4 .350 05/15/44 136,252
200,000 Tampa Electric Co 4 .300 06/15/48 152,217
200,000 Tampa Electric Co 4 .450 06/15/49 155,686
575,000 Tampa Electric Co 3 .625 06/15/50 388,523
925,000 Tampa Electric Co 3 .450 03/15/51 595,041
300,000 TC PipeLines LP 4 .375 03/13/25 292,110

See Notes to Financial Statements
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
UTILITIES—continued
$ 350,000 TC PipeLines LP 3 .900% 05/25/27 $ 326,357
200,000 Tucson Electric Power Co 3 .050 03/15/25 192,402
125,000 Tucson Electric Power Co 1 .500 08/01/30 94,940
200,000 Tucson Electric Power Co 4 .850 12/01/48 162,454
2,000,000 Tucson Electric Power Co 3 .250 05/01/51 1,219,029
500,000 Tucson Electric Power Co 5 .500 04/15/53 454,140
200,000 Union Electric Co 2 .950 06/15/27 183,338
300,000 Union Electric Co 3 .500 03/15/29 271,986
500,000 Union Electric Co 2 .950 03/15/30 427,823
1,000,000 Union Electric Co 2 .150 03/15/32 766,268
100,000 Union Electric Co 8 .450 03/15/39 121,390
100,000 Union Electric Co 3 .900 09/15/42 75,888
100,000 Union Electric Co 3 .650 04/15/45 70,806
200,000 Union Electric Co 4 .000 04/01/48 146,886
1,000,000 Union Electric Co 3 .250 10/01/49 632,614
675,000 Union Electric Co 2 .625 03/15/51 383,059
125,000 Union Electric Co 3 .900 04/01/52 91,439
325,000 Union Electric Co 5 .450 03/15/53 299,765
100,000 United Utilities plc 6 .875 08/15/28 103,334
900,000 Virginia Electric and Power Co 2 .950 11/15/26 833,861
1,750,000 Virginia Electric and Power Co 3 .500 03/15/27 1,637,225
500,000 Virginia Electric and Power Co 3 .750 05/15/27 471,899
2,000,000 Virginia Electric and Power Co 3 .800 04/01/28 1,864,528
1,000,000 Virginia Electric and Power Co 2 .875 07/15/29 871,284
1,000,000 Virginia Electric and Power Co 2 .300 11/15/31 780,816
1,000,000 Virginia Electric and Power Co 2 .400 03/30/32 779,481
750,000 Virginia Electric and Power Co 5 .000 04/01/33 703,104
1,000,000 Virginia Electric and Power Co 5 .300 08/15/33 957,789
250,000 Virginia Electric and Power Co 4 .650 08/15/43 205,418
400,000 Virginia Electric and Power Co 4 .450 02/15/44 318,444
200,000 Virginia Electric and Power Co 4 .200 05/15/45 151,258
1,100,000 Virginia Electric and Power Co 4 .000 11/15/46 801,312
700,000 Virginia Electric and Power Co 3 .800 09/15/47 495,908
1,300,000 Virginia Electric and Power Co 4 .600 12/01/48 1,049,920
500,000 Virginia Electric and Power Co 3 .300 12/01/49 323,562
500,000 Virginia Electric and Power Co 2 .450 12/15/50 267,837
500,000 Virginia Electric and Power Co 4 .625 05/15/52 403,985
1,500,000 Virginia Electric and Power Co 5 .450 04/01/53 1,363,917
1,000,000 Virginia Electric and Power Co 5 .700 08/15/53 938,414
200,000 Washington Gas Light Co 3 .796 09/15/46 137,712
700,000 Washington Gas Light Co 3 .650 09/15/49 466,635
365,000 WEC Energy Group, Inc 3 .550 06/15/25 350,555
1,000,000 WEC Energy Group, Inc 5 .150 10/01/27 983,239
500,000 WEC Energy Group, Inc 1 .375 10/15/27 423,658
1,000,000 WEC Energy Group, Inc 4 .750 01/15/28 966,920
500,000 WEC Energy Group, Inc 1 .800 10/15/30 379,881
750,000 Western Midstream Operating LP 6 .350 01/15/29 751,547
3,500,000 Western Midstream Operating LP 6 .150 04/01/33 3,375,430
175,000 Wisconsin Electric Power Co 2 .050 12/15/24 167,151
1,000,000 Wisconsin Electric Power Co 1 .700 06/15/28 851,059
575,000 Wisconsin Electric Power Co 4 .750 09/30/32 541,663
200,000 Wisconsin Electric Power Co 5 .625 05/15/33 199,862
200,000 Wisconsin Electric Power Co 4 .300 10/15/48 156,291
325,000 Wisconsin Power and Light Co 3 .050 10/15/27 298,624
500,000 Wisconsin Power and Light Co 3 .000 07/01/29 437,623
500,000 Wisconsin Power and Light Co 3 .950 09/01/32 440,352
150,000 Wisconsin Power and Light Co 4 .950 04/01/33 140,863
225,000 Wisconsin Power and Light Co 3 .650 04/01/50 152,955
200,000 Wisconsin Public Service Corp 4 .752 11/01/44 167,975
300,000 Wisconsin Public Service Corp 3 .300 09/01/49 194,904
550,000 Wisconsin Public Service Corp 2 .850 12/01/51 320,725

Bond Index Fund September 30, 2023

See Notes to Financial Statements
Portfolio of Investments
(continued)
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
UTILITIES—continued
$ 425,000 WRKCo, Inc 3 .750% 03/15/25 $ 412,593
750,000 Xcel Energy, Inc 3 .350 12/01/26 699,100
1,000,000 Xcel Energy, Inc 1 .750 03/15/27 880,083
900,000 Xcel Energy, Inc 4 .000 06/15/28 841,982
1,000,000 Xcel Energy, Inc 2 .350 11/15/31 762,867
1,000,000 Xcel Energy, Inc 5 .450 08/15/33 954,327
200,000 Xcel Energy, Inc 4 .800 09/15/41 162,544
500,000 Xcel Energy, Inc 3 .500 12/01/49 326,202
1,000,000 Yale Haven Health Services Corp 2 .496 07/01/50 536,397
TOTAL UTILITIES 505,147,144
TOTAL CORPORATE BONDS 5,297,843,151
(Cost $6,215,203,425)
GOVERNMENT BONDS - 71 .7%
AGENCY SECURITIES - 0 .8%
1,145,000 Federal Farm Credit Bank (FFCB) 3 .500 12/20/23 1,140,067
1,670,000 FFCB 0 .250 02/26/24 1,635,674
7,500,000 FFCB 2 .625 05/16/24 7,372,146
1,500,000 FFCB 3 .375 08/26/24 1,471,283
10,000,000 FFCB 4 .250 09/26/24 9,873,868
1,750,000 FFCB 1 .125 01/06/25 1,659,727
4,000,000 (a) FFCB 1 .750 02/14/25 3,807,444
2,000,000 FFCB 4 .375 06/23/26 1,973,753
5,000,000 Federal Farm Credit Bank (FFCB) 4 .500 08/14/26 4,950,503
5,000,000 FFCB 1 .650 07/23/35 3,362,045
4,000,000 Federal Home Loan Bank (FHLB) 2 .750 06/28/24 3,918,921
615,000 FHLB 3 .000 07/08/24 603,419
1,800,000 FHLB 5 .000 02/28/25 1,791,008
3,000,000 (a) FHLB 4 .625 06/06/25 2,975,302
2,000,000 FHLB 0 .375 09/04/25 1,827,505
10,000,000 Federal Home Loan Bank (FHLB) 4 .000 06/30/28 9,708,028
13,875,000 FHLB 3 .250 11/16/28 12,975,312
3,782,000 Federal Home Loan Mortgage Corp (FHLMC) 0 .250 12/04/23 3,748,505
10,000,000 FHLMC 1 .500 02/12/25 9,505,167
6,000,000 FHLMC 0 .375 07/21/25 5,514,621
5,000,000 FHLMC 0 .375 09/23/25 4,558,803
2,500,000 (a) Federal National Mortgage Association (FNMA) 2 .500 02/05/24 2,473,817
5,000,000 (a) FNMA 1 .750 07/02/24 4,861,810
13,700,000 FNMA 2 .625 09/06/24 13,344,652
3,000,000 FNMA 1 .625 01/07/25 2,862,976
4,000,000 FNMA 0 .625 04/22/25 3,722,578
10,000,000 FNMA 0 .375 08/25/25 9,146,856
4,500,000 FNMA 0 .500 11/07/25 4,092,206
4,000,000 FNMA 1 .875 09/24/26 3,673,307
3,000,000 (a) FNMA 0 .750 10/08/27 2,565,379
5,000,000 FNMA 6 .625 11/15/30 5,534,722
1,000,000 FNMA 5 .625 07/15/37 1,066,764
1,300,000 Hashemite Kingdom of Jordan Government AID Bond 3 .000 06/30/25 1,236,497
300,000 Israel Government AID Bond 5 .500 04/26/24 299,430
200,000 Private Export Funding Corp (PEFCO) 3 .250 06/15/25 192,391
1,000,000 PEFCO 3 .900 10/15/27 964,819
1,000,000 Tennessee Valley Authority 3 .875 03/15/28 965,149
750,000 Tennessee Valley Authority (TVA) 2 .875 09/15/24 731,430
2,000,000 TVA 0 .750 05/15/25 1,856,503
1,425,000 TVA 2 .875 02/01/27 1,338,329
5,000,000 TVA 1 .500 09/15/31 3,863,505
500,000 TVA 5 .880 04/01/36 532,760
500,000 TVA 5 .500 06/15/38 504,570
4,300,000 TVA 3 .500 12/15/42 3,300,944
750,000 TVA 4 .250 09/15/52 614,687

See Notes to Financial Statements
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
AGENCY SECURITIES—continued
$ 1,750,000 TVA 4 .625% 09/15/60 $ 1,516,500
300,000 TVA 4 .250 09/15/65 237,885
TOTAL AGENCY SECURITIES 165,873,567
FOREIGN GOVERNMENT BONDS - 3 .2%
5,000,000 African Development Bank 0 .875 03/23/26 4,517,584
3,000,000 African Development Bank 0 .875 07/22/26 2,681,568
2,000,000 Asian Development Bank 0 .250 10/06/23 1,999,132
2,200,000 Asian Development Bank 2 .625 01/30/24 2,178,891
1,220,000 Asian Development Bank 0 .625 10/08/24 1,161,146
2,000,000 (a) Asian Development Bank 1 .500 10/18/24 1,918,257
500,000 Asian Development Bank 2 .000 01/22/25 478,187
3,000,000 Asian Development Bank 2 .875 05/06/25 2,888,176
6,000,000 Asian Development Bank 0 .375 09/03/25 5,478,940
3,000,000 Asian Development Bank 0 .500 02/04/26 2,701,015
5,000,000 Asian Development Bank 1 .000 04/14/26 4,528,516
1,500,000 Asian Development Bank 2 .000 04/24/26 1,392,523
1,000,000 Asian Development Bank 2 .625 01/12/27 932,893
6,000,000 Asian Development Bank 1 .500 01/20/27 5,392,261
500,000 Asian Development Bank 2 .375 08/10/27 458,750
500,000 Asian Development Bank 2 .500 11/02/27 458,722
1,000,000 Asian Development Bank 2 .750 01/19/28 921,490
1,000,000 Asian Development Bank 3 .750 04/25/28 958,119
2,500,000 Asian Development Bank 1 .250 06/09/28 2,133,962
75,000 Asian Development Bank 5 .820 06/16/28 77,788
2,575,000 Asian Development Bank 3 .125 09/26/28 2,389,570
2,000,000 Asian Development Bank 1 .750 09/19/29 1,695,672
3,500,000 Asian Development Bank 1 .875 01/24/30 2,947,463
1,000,000 Asian Development Bank 0 .750 10/08/30 762,356
3,000,000 (a) Asian Development Bank 1 .500 03/04/31 2,396,734
500,000 Asian Development Bank 3 .125 04/27/32 442,763
2,400,000 Asian Development Bank 3 .875 09/28/32 2,244,993
2,000,000 Asian Development Bank 4 .000 01/12/33 1,886,511
1,000,000 Asian Development Bank 3 .875 06/14/33 932,375
3,000,000 Asian Infrastructure Investment Bank 0 .500 10/30/24 2,836,590
3,000,000 Asian Infrastructure Investment Bank 0 .500 05/28/25 2,765,232
3,000,000 Asian Infrastructure Investment Bank 0 .500 01/27/26 2,693,525
2,000,000 Asian Infrastructure Investment Bank 4 .875 09/14/26 1,995,470
2,000,000 Asian Infrastructure Investment Bank 3 .750 09/14/27 1,920,036
2,000,000 Asian Infrastructure Investment Bank 4 .000 01/18/28 1,926,968
3,000,000 Canada Government International Bond 1 .625 01/22/25 2,858,223
1,870,000 Canada Government International Bond 2 .875 04/28/25 1,801,643
1,000,000 Canada Government International Bond 0 .750 05/19/26 897,224
3,620,000 Canada Government International Bond 3 .750 04/26/28 3,475,777
600,000 Chile Government International Bond 2 .750 01/31/27 550,710
3,500,000 (a) Chile Government International Bond 2 .550 01/27/32 2,826,190
1,000,000 Chile Government International Bond 2 .550 07/27/33 767,299
600,000 Chile Government International Bond 3 .500 01/31/34 495,378
5,408,529 Chile Government International Bond 4 .950 01/05/36 4,960,437
1,700,000 Chile Government International Bond 3 .100 05/07/41 1,153,703
1,000,000 Chile Government International Bond 4 .340 03/07/42 808,805
2,613,000 Chile Government International Bond 3 .500 01/25/50 1,735,715
1,500,000 Chile Government International Bond 3 .500 04/15/53 988,520
1,500,000 Chile Government International Bond 5 .330 01/05/54 1,338,080
2,500,000 Chile Government International Bond 3 .100 01/22/61 1,428,492
750,000 Chile Government International Bond 3 .250 09/21/71 424,251
750,000 Corp Andina de Fomento 3 .750 11/23/23 747,369
1,125,000 Corp Andina de Fomento 1 .250 10/26/24 1,067,776
1,000,000 (a) Corp Andina de Fomento 1 .625 09/23/25 922,752
1,000,000 Corp Andina de Fomento 5 .250 11/21/25 986,527
1,000,000 Corp Andina de Fomento 4 .750 04/01/26 973,300

Bond Index Fund September 30, 2023

See Notes to Financial Statements
Portfolio of Investments
(continued)
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
FOREIGN GOVERNMENT BONDS—continued
$ 1,480,000 Council Of Europe Development Bank 1 .375% 02/27/25 $ 1,398,921
1,500,000 Council Of Europe Development Bank 3 .000 06/16/25 1,442,657
2,000,000 (a) Council Of Europe Development Bank 0 .875 09/22/26 1,776,028
1,500,000 Council Of Europe Development Bank 3 .625 01/26/28 1,432,134
2,000,000 European Bank for Reconstruction & Development 1 .625 09/27/24 1,922,650
3,000,000 European Bank for Reconstruction & Development 0 .500 11/25/25 2,721,916
2,000,000 (a) European Bank for Reconstruction & Development 0 .500 01/28/26 1,801,155
4,000,000 European Investment Bank 2 .250 06/24/24 3,905,217
5,000,000 European Investment Bank 0 .375 07/24/24 4,797,541
1,360,000 European Investment Bank 2 .500 10/15/24 1,318,442
3,250,000 (a) European Investment Bank 1 .625 03/14/25 3,081,677
3,500,000 European Investment Bank 0 .625 07/25/25 3,226,673
5,000,000 European Investment Bank 2 .750 08/15/25 4,786,850
3,000,000 European Investment Bank 0 .375 12/15/25 2,710,981
3,500,000 European Investment Bank 0 .375 03/26/26 3,128,727
2,760,000 European Investment Bank 0 .750 10/26/26 2,440,800
7,000,000 European Investment Bank 1 .375 03/15/27 6,242,134
400,000 European Investment Bank 2 .375 05/24/27 368,131
250,000 European Investment Bank 0 .625 10/21/27 212,664
1,310,000 European Investment Bank 3 .250 11/15/27 1,238,861
4,000,000 European Investment Bank 3 .875 03/15/28 3,861,828
550,000 European Investment Bank 1 .625 10/09/29 464,147
1,000,000 European Investment Bank 0 .875 05/17/30 783,596
2,000,000 European Investment Bank 3 .625 07/15/30 1,870,660
2,000,000 European Investment Bank 0 .750 09/23/30 1,536,310
2,500,000 European Investment Bank 1 .250 02/14/31 1,974,157
3,660,000 European Investment Bank 3 .750 02/14/33 3,395,706
1,705,000 European Investment Bank 4 .875 02/15/36 1,710,058
1,300,000 Export Development Canada 2 .625 02/21/24 1,285,085
4,000,000 Export Development Canada 3 .375 08/26/25 3,870,377
1,000,000 Export Development Canada 4 .375 06/29/26 984,578
2,700,000 Export Development Canada 3 .875 02/14/28 2,601,379
1,375,000 Export-Import Bank of Korea 3 .625 11/27/23 1,370,242
500,000 Export-Import Bank of Korea 4 .000 01/14/24 497,315
750,000 Export-Import Bank of Korea 2 .875 01/21/25 723,732
750,000 Export-Import Bank of Korea 1 .875 02/12/25 714,000
1,000,000 Export-Import Bank of Korea 0 .750 09/21/25 911,235
250,000 Export-Import Bank of Korea 3 .250 11/10/25 238,914
1,000,000 Export-Import Bank of Korea 0 .625 02/09/26 892,309
500,000 Export-Import Bank of Korea 2 .625 05/26/26 464,122
500,000 Export-Import Bank of Korea 3 .250 08/12/26 470,746
750,000 Export-Import Bank of Korea 1 .125 12/29/26 652,673
1,000,000 Export-Import Bank of Korea 1 .625 01/18/27 889,570
500,000 Export-Import Bank of Korea 2 .375 04/21/27 452,660
1,000,000 Export-Import Bank of Korea 4 .250 09/15/27 961,750
1,500,000 Export-Import Bank of Korea 5 .000 01/11/28 1,482,044
1,500,000 Export-Import Bank of Korea 5 .125 09/18/28 1,486,738
1,000,000 Export-Import Bank of Korea 1 .250 09/21/30 761,639
1,000,000 Export-Import Bank of Korea 1 .375 02/09/31 760,472
1,000,000 Export-Import Bank of Korea 2 .125 01/18/32 781,306
485,000 Export-Import Bank of Korea 4 .500 09/15/32 453,834
1,500,000 Export-Import Bank of Korea 5 .125 01/11/33 1,469,664
1,500,000 Export-Import Bank of Korea 5 .125 09/18/33 1,458,537
1,000,000 Export-Import Bank of Korea 2 .500 06/29/41 662,560
100,000 Finland Government International Bond 6 .950 02/15/26 103,134
1,250,000 Hungary Government International Bond 7 .625 03/29/41 1,307,740
200,000 Hydro-Quebec 8 .500 12/01/29 230,702
1,000,000 Indonesia Government International Bond 4 .150 09/20/27 954,128
750,000 Indonesia Government International Bond 3 .500 01/11/28 694,584
1,500,000 Indonesia Government International Bond 4 .550 01/11/28 1,452,172
900,000 Indonesia Government International Bond 4 .750 02/11/29 862,875

See Notes to Financial Statements
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
FOREIGN GOVERNMENT BONDS—continued
$ 1,250,000 Indonesia Government International Bond 3 .400% 09/18/29 $ 1,116,371
1,000,000 Indonesia Government International Bond 2 .850 02/14/30 850,228
675,000 Indonesia Government International Bond 3 .850 10/15/30 604,316
1,500,000 Indonesia Government International Bond 1 .850 03/12/31 1,159,214
1,500,000 Indonesia Government International Bond 2 .150 07/28/31 1,173,738
300,000 Indonesia Government International Bond 3 .550 03/31/32 258,086
1,000,000 Indonesia Government International Bond 4 .650 09/20/32 933,228
1,275,000 (a) Indonesia Government International Bond 4 .850 01/11/33 1,213,123
875,000 Indonesia Government International Bond 4 .350 01/11/48 693,315
1,125,000 (a) Indonesia Government International Bond 5 .350 02/11/49 1,028,754
1,000,000 (a) Indonesia Government International Bond 3 .700 10/30/49 698,092
1,000,000 (a) Indonesia Government International Bond 3 .500 02/14/50 675,620
2,000,000 (a) Indonesia Government International Bond 4 .200 10/15/50 1,531,303
485,000 Indonesia Government International Bond 4 .300 03/31/52 374,044
500,000 Indonesia Government International Bond 5 .450 09/20/52 458,680
1,500,000 Indonesia Government International Bond 5 .650 01/11/53 1,425,052
1,000,000 Indonesia Government International Bond 3 .200 09/23/61 594,045
500,000 Indonesia Government International Bond 4 .450 04/15/70 377,251
1,750,000 Indonesia Government International Bond 3 .350 03/12/71 1,047,885
1,500,000 Inter-American Development Bank 2 .625 01/16/24 1,487,268
500,000 Inter-American Development Bank 2 .125 01/15/25 479,285
5,000,000 Inter-American Development Bank 1 .750 03/14/25 4,747,318
10,000,000 Inter-American Development Bank 0 .625 07/15/25 9,222,619
4,000,000 Inter-American Development Bank 0 .875 04/20/26 3,609,310
1,500,000 Inter-American Development Bank 2 .000 06/02/26 1,388,304
1,500,000 Inter-American Development Bank 2 .000 07/23/26 1,384,441
5,000,000 Inter-American Development Bank 1 .500 01/13/27 4,492,535
1,000,000 Inter-American Development Bank 2 .375 07/07/27 918,431
2,000,000 Inter-American Development Bank 0 .625 09/16/27 1,706,096
3,000,000 Inter-American Development Bank 4 .000 01/12/28 2,908,291
4,000,000 Inter-American Development Bank 1 .125 07/20/28 3,380,149
2,000,000 Inter-American Development Bank 3 .125 09/18/28 1,856,095
3,000,000 Inter-American Development Bank 2 .250 06/18/29 2,629,302
2,000,000 Inter-American Development Bank 3 .500 09/14/29 1,877,513
3,000,000 Inter-American Development Bank 1 .125 01/13/31 2,335,826
1,450,000 Inter-American Development Bank 3 .200 08/07/42 1,101,840
300,000 Inter-American Development Bank 4 .375 01/24/44 267,651
2,000,000 Inter-American Investment Corp 2 .625 04/22/25 1,914,527
2,000,000 International Bank for Reconstruction & Development 1 .500 08/28/24 1,927,058
1,600,000 International Bank for Reconstruction & Development 2 .500 11/25/24 1,545,896
5,000,000 International Bank for Reconstruction & Development 1 .625 01/15/25 4,762,658
6,000,000 International Bank for Reconstruction & Development 0 .375 07/28/25 5,497,454
4,500,000 International Bank for Reconstruction & Development 2 .500 07/29/25 4,286,063
5,500,000 International Bank for Reconstruction & Development 0 .500 10/28/25 5,005,305
500,000 International Bank for Reconstruction & Development 3 .125 11/20/25 479,755
7,000,000 International Bank for Reconstruction & Development 0 .875 07/15/26 6,265,066
2,000,000 International Bank for Reconstruction & Development 0 .750 11/24/27 1,703,044
2,000,000 International Bank for Reconstruction & Development 3 .500 07/12/28 1,894,834
6,000,000 International Bank for Reconstruction & Development 3 .625 09/21/29 5,667,164
2,000,000 International Bank for Reconstruction & Development 1 .750 10/23/29 1,692,800
6,000,000 International Bank for Reconstruction & Development 3 .875 02/14/30 5,703,549
5,000,000 International Bank for Reconstruction & Development 0 .875 05/14/30 3,899,910
3,000,000 International Bank for Reconstruction & Development 0 .750 08/26/30 2,296,856
5,000,000 (a) International Bank for Reconstruction & Development 1 .250 02/10/31 3,927,179
5,000,000 International Bank for Reconstruction & Development 1 .625 11/03/31 3,989,598
5,000,000 International Bank for Reconstruction & Development 2 .500 03/29/32 4,231,513
834,000 International Bank for Reconstruction & Development 4 .750 02/15/35 815,034
2,500,000 International Finance Corp 0 .375 07/16/25 2,295,399
5,000,000 International Finance Corp 0 .750 08/27/30 3,828,554
1,000,000 Israel Government International Bond 2 .875 03/16/26 937,868
975,000 Israel Government International Bond 3 .250 01/17/28 897,292

Bond Index Fund September 30, 2023

See Notes to Financial Statements
Portfolio of Investments
(continued)
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
FOREIGN GOVERNMENT BONDS—continued
$ 600,000 Israel Government International Bond 2 .750% 07/03/30 $ 509,326
1,915,000 Israel Government International Bond 4 .500 01/17/33 1,782,612
1,500,000 Israel Government International Bond 4 .500 01/30/43 1,258,125
200,000 Israel Government International Bond 4 .125 01/17/48 152,766
1,800,000 Israel Government International Bond 3 .875 07/03/50 1,307,196
300,000 Israel Government International Bond 4 .500 04/03/20 215,100
4,250,000 Japan Bank for International Cooperation 3 .375 10/31/23 4,242,224
2,300,000 Japan Bank for International Cooperation 2 .500 05/23/24 2,253,047
720,000 Japan Bank for International Cooperation 1 .750 10/17/24 690,450
500,000 Japan Bank for International Cooperation 2 .125 02/10/25 476,648
1,200,000 Japan Bank for International Cooperation 2 .875 04/14/25 1,151,171
3,000,000 Japan Bank for International Cooperation 0 .625 07/15/25 2,753,858
5,750,000 Japan Bank for International Cooperation 2 .750 01/21/26 5,427,623
400,000 Japan Bank for International Cooperation 2 .375 04/20/26 372,124
1,000,000 Japan Bank for International Cooperation 4 .250 04/27/26 974,605
1,500,000 Japan Bank for International Cooperation 1 .875 07/21/26 1,366,645
1,000,000 Japan Bank for International Cooperation 2 .875 06/01/27 924,101
750,000 Japan Bank for International Cooperation 2 .875 07/21/27 692,619
300,000 Japan Bank for International Cooperation 2 .750 11/16/27 274,214
1,000,000 Japan Bank for International Cooperation 4 .625 07/19/28 981,888
750,000 Japan Bank for International Cooperation 3 .500 10/31/28 696,672
2,000,000 Japan Bank for International Cooperation 2 .125 02/16/29 1,719,214
1,000,000 Japan Bank for International Cooperation 2 .000 10/17/29 839,977
1,500,000 Japan Bank for International Cooperation 1 .250 01/21/31 1,146,573
3,000,000 Japan Bank for International Cooperation 1 .875 04/15/31 2,390,880
350,000 Japan International Cooperation Agency 2 .125 10/20/26 318,982
1,900,000 Japan International Cooperation Agency 3 .250 05/25/27 1,775,625
1,000,000 Japan International Cooperation Agency 4 .000 05/23/28 953,918
700,000 Japan International Cooperation Agency 3 .375 06/12/28 648,037
2,000,000 Japan International Cooperation Agency 1 .000 07/22/30 1,521,428
1,500,000 Japan International Cooperation Agency 1 .750 04/28/31 1,176,894
950,000 Korea Development Bank 0 .500 10/27/23 946,546
500,000 Korea Development Bank 3 .750 01/22/24 496,776
700,000 Korea Development Bank 3 .250 02/19/24 693,060
500,000 Korea Development Bank 0 .400 06/19/24 481,278
1,000,000 Korea Development Bank 2 .125 10/01/24 964,566
750,000 Korea Development Bank 1 .750 02/18/25 711,774
200,000 Korea Development Bank 3 .375 09/16/25 191,716
400,000 Korea Development Bank 3 .000 01/13/26 377,870
1,000,000 Korea Development Bank 0 .800 04/27/26 886,218
1,000,000 Korea Development Bank 0 .800 07/19/26 877,466
1,000,000 Korea Development Bank 1 .000 09/09/26 877,100
250,000 (a) Korea Development Bank 2 .000 09/12/26 226,026
1,000,000 Korea Development Bank 2 .250 02/24/27 904,488
1,000,000 Korea Development Bank 1 .625 01/19/31 770,857
1,500,000 Korea International Bond 2 .750 01/19/27 1,396,038
1,400,000 Korea International Bond 4 .125 06/10/44 1,173,155
500,000 Korea International Bond 3 .875 09/20/48 393,955
3,000,000 Kreditanstalt fuer Wiederaufbau 2 .625 02/28/24 2,964,677
6,100,000 Kreditanstalt fuer Wiederaufbau 0 .250 03/08/24 5,963,630
5,000,000 Kreditanstalt fuer Wiederaufbau 0 .500 09/20/24 4,761,294
2,000,000 Kreditanstalt fuer Wiederaufbau 2 .500 11/20/24 1,932,731
5,000,000 Kreditanstalt fuer Wiederaufbau 1 .250 01/31/25 4,732,177
7,000,000 Kreditanstalt fuer Wiederaufbau 2 .000 05/02/25 6,649,095
4,500,000 Kreditanstalt fuer Wiederaufbau 0 .625 01/22/26 4,069,649
3,219,000 Kreditanstalt fuer Wiederaufbau 1 .000 10/01/26 2,875,041
3,000,000 Kreditanstalt fuer Wiederaufbau 3 .000 05/20/27 2,821,177
5,500,000 Kreditanstalt fuer Wiederaufbau 3 .750 02/15/28 5,276,515
7,750,000 Kreditanstalt fuer Wiederaufbau 2 .875 04/03/28 7,157,182
2,000,000 Kreditanstalt fuer Wiederaufbau 3 .875 06/15/28 1,926,215
1,000,000 Kreditanstalt fuer Wiederaufbau 1 .750 09/14/29 848,789

See Notes to Financial Statements
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
FOREIGN GOVERNMENT BONDS—continued
$ 5,000,000 Kreditanstalt fuer Wiederaufbau 0 .750% 09/30/30 $ 3,831,669
500,000 Landwirtschaftliche Rentenbank 2 .000 01/13/25 478,224
2,000,000 Landwirtschaftliche Rentenbank 0 .500 05/27/25 1,847,746
750,000 Landwirtschaftliche Rentenbank 2 .375 06/10/25 714,301
1,000,000 Landwirtschaftliche Rentenbank 1 .750 07/27/26 916,020
3,000,000 Landwirtschaftliche Rentenbank 3 .875 09/28/27 2,906,434
125,000 Landwirtschaftliche Rentenbank 2 .500 11/15/27 114,589
4,000,000 Landwirtschaftliche Rentenbank 0 .875 09/03/30 3,081,305
1,125,000 Mexico Government International Bond 5 .400 02/09/28 1,107,500
15,464,000 Mexico Government International Bond 2 .659 05/24/31 12,201,617
10,635,000 (a) Mexico Government International Bond 4 .875 05/19/33 9,529,587
2,000,000 Mexico Government International Bond 3 .500 02/12/34 1,563,813
1,000,000 Mexico Government International Bond 6 .350 02/09/35 977,587
1,000,000 (a) Mexico Government International Bond 5 .000 04/27/51 768,366
14,196,000 Mexico Government International Bond 6 .338 05/04/53 12,919,311
2,936,000 Mexico Government International Bond 3 .771 05/24/61 1,720,353
3,000,000 Mexico Government International Bond 3 .750 04/19/71 1,706,237
950,000 Mexico Government International Bond 5 .750 10/12/10 753,748
2,000,000 Nordic Investment Bank 0 .375 09/11/25 1,825,022
1,200,000 Nordic Investment Bank 5 .000 10/15/25 1,197,013
1,500,000 Nordic Investment Bank 0 .500 01/21/26 1,353,134
1,000,000 Nordic Investment Bank 3 .375 09/08/27 950,965
1,000,000 Panama Government International Bond 3 .750 03/16/25 965,156
300,000 Panama Government International Bond 7 .125 01/29/26 305,318
2,000,000 Panama Government International Bond 3 .875 03/17/28 1,836,489
1,450,000 Panama Government International Bond 3 .160 01/23/30 1,217,219
2,500,000 Panama Government International Bond 2 .252 09/29/32 1,806,897
2,500,000 Panama Government International Bond 3 .298 01/19/33 1,948,145
2,500,000 Panama Government International Bond 6 .400 02/14/35 2,420,079
692,000 Panama Government International Bond 6 .700 01/26/36 683,085
1,000,000 Panama Government International Bond 6 .875 01/31/36 1,000,205
750,000 Panama Government International Bond 4 .500 05/15/47 525,027
2,250,000 Panama Government International Bond 4 .500 04/16/50 1,528,437
1,450,000 Panama Government International Bond 4 .300 04/29/53 942,988
1,500,000 Panama Government International Bond 6 .853 03/28/54 1,392,852
1,500,000 Panama Government International Bond 4 .500 04/01/56 985,374
3,500,000 Panama Government International Bond 3 .870 07/23/60 2,020,324
1,250,000 Panama Government International Bond 4 .500 01/19/63 806,551
5,000,000 Peruvian Government International Bond 2 .844 06/20/30 4,202,924
2,500,000 Peruvian Government International Bond 2 .783 01/23/31 2,047,209
1,500,000 Peruvian Government International Bond 1 .862 12/01/32 1,082,006
990,000 Peruvian Government International Bond 3 .000 01/15/34 762,360
1,100,000 Peruvian Government International Bond 6 .550 03/14/37 1,134,885
1,000,000 Peruvian Government International Bond 3 .300 03/11/41 690,504
1,850,000 Peruvian Government International Bond 5 .625 11/18/50 1,708,445
2,000,000 (a) Peruvian Government International Bond 3 .550 03/10/51 1,313,870
1,500,000 Peruvian Government International Bond 2 .780 12/01/60 796,295
1,500,000 Peruvian Government International Bond 3 .600 01/15/72 888,135
1,000,000 Peruvian Government International Bond 3 .230 07/28/21 519,980
225,000 Philippine Government International Bond 4 .200 01/21/24 223,728
1,000,000 Philippine Government International Bond 3 .229 03/29/27 933,639
1,000,000 Philippine Government International Bond 5 .170 10/13/27 990,245
2,219,000 Philippine Government International Bond 3 .000 02/01/28 2,008,534
2,000,000 Philippine Government International Bond 4 .625 07/17/28 1,938,169
3,375,000 Philippine Government International Bond 3 .750 01/14/29 3,117,765
1,500,000 Philippine Government International Bond 2 .457 05/05/30 1,249,619
2,000,000 Philippine Government International Bond 1 .648 06/10/31 1,500,522
2,000,000 Philippine Government International Bond 1 .950 01/06/32 1,526,610
1,000,000 Philippine Government International Bond 3 .556 09/29/32 860,280
1,000,000 (a) Philippine Government International Bond 5 .609 04/13/33 1,001,968
1,500,000 Philippine Government International Bond 5 .000 07/17/33 1,436,707

Bond Index Fund September 30, 2023

See Notes to Financial Statements
Portfolio of Investments
(continued)
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
FOREIGN GOVERNMENT BONDS—continued
$ 4,083,000 Philippine Government International Bond 3 .950% 01/20/40 $ 3,222,075
300,000 Philippine Government International Bond 3 .700 03/01/41 225,881
3,793,000 Philippine Government International Bond 3 .700 02/02/42 2,825,357
1,500,000 Philippine Government International Bond 2 .950 05/05/45 947,593
1,500,000 Philippine Government International Bond 2 .650 12/10/45 903,244
325,000 Philippine Government International Bond 4 .200 03/29/47 250,697
1,000,000 (a) Philippine Government International Bond 5 .950 10/13/47 989,411
1,000,000 Philippine Government International Bond 5 .500 01/17/48 941,263
250,000 Private Export Funding Corp (PEFCO) 1 .750 11/15/24 238,489
775,000 Province of Alberta Canada 2 .950 01/23/24 768,568
1,500,000 Province of Alberta Canada 1 .875 11/13/24 1,438,428
1,000,000 Province of Alberta Canada 1 .000 05/20/25 930,406
925,000 Province of Alberta Canada 3 .300 03/15/28 863,759
2,000,000 Province of Alberta Canada 1 .300 07/22/30 1,571,571
2,000,000 Province of British Columbia Canada 1 .750 09/27/24 1,924,772
850,000 Province of British Columbia Canada 2 .250 06/02/26 790,275
1,500,000 Province of British Columbia Canada 0 .900 07/20/26 1,339,172
1,500,000 (a) Province of British Columbia Canada 1 .300 01/29/31 1,171,923
850,000 Province of British Columbia Canada 4 .200 07/06/33 795,949
1,000,000 Province of Manitoba Canada 2 .600 04/16/24 983,365
1,300,000 Province of Manitoba Canada 3 .050 05/14/24 1,278,642
500,000 Province of Manitoba Canada 2 .125 06/22/26 462,299
1,500,000 Province of Manitoba Canada 1 .500 10/25/28 1,270,960
1,000,000 Province of Manitoba Canada 4 .300 07/27/33 940,798
500,000 Province of New Brunswick Canada 3 .625 02/24/28 471,192
1,000,000 Province of Ontario Canada 3 .050 01/29/24 991,540
1,500,000 Province of Ontario Canada 3 .200 05/16/24 1,476,579
2,000,000 Province of Ontario Canada 0 .625 01/21/26 1,803,061
1,500,000 Province of Ontario Canada 1 .050 04/14/26 1,356,159
1,000,000 Province of Ontario Canada 2 .500 04/27/26 936,808
1,000,000 Province of Ontario Canada 2 .300 06/15/26 929,657
1,000,000 Province of Ontario Canada 3 .100 05/19/27 938,927
1,000,000 Province of Ontario Canada 1 .050 05/21/27 870,984
2,000,000 Province of Ontario Canada 2 .000 10/02/29 1,706,971
1,000,000 Province of Ontario Canada 1 .125 10/07/30 773,081
3,000,000 Province of Ontario Canada 1 .600 02/25/31 2,383,370
1,500,000 Province of Ontario Canada 1 .800 10/14/31 1,188,480
3,000,000 Province of Ontario Canada 2 .125 01/21/32 2,420,281
200,000 Province of Quebec Canada 7 .125 02/09/24 200,893
500,000 Province of Quebec Canada 2 .875 10/16/24 485,915
2,500,000 Province of Quebec Canada 1 .500 02/11/25 2,368,651
2,000,000 Province of Quebec Canada 0 .600 07/23/25 1,839,832
3,500,000 Province of Quebec Canada 2 .500 04/20/26 3,282,249
500,000 Province of Quebec Canada 2 .750 04/12/27 464,113
3,000,000 Province of Quebec Canada 3 .625 04/13/28 2,845,096
201,000 Province of Quebec Canada 7 .500 09/15/29 227,325
1,500,000 Province of Quebec Canada 1 .350 05/28/30 1,194,916
3,000,000 Province of Quebec Canada 1 .900 04/21/31 2,433,787
2,000,000 Province of Quebec Canada 4 .500 09/08/33 1,918,976
1,000,000 Province of Saskatchewan Canada 3 .250 06/08/27 943,336
3,000,000 Republic of Italy Government International Bond 0 .875 05/06/24 2,908,380
2,000,000 Republic of Italy Government International Bond 2 .375 10/17/24 1,924,624
1,500,000 Republic of Italy Government International Bond 2 .875 10/17/29 1,283,102
1,599,000 Republic of Italy Government International Bond 5 .375 06/15/33 1,518,413
2,000,000 Republic of Italy Government International Bond 4 .000 10/17/49 1,368,875
3,000,000 Republic of Italy Government International Bond 3 .875 05/06/51 1,955,280
1,000,000 Republic of Poland Government International Bond 4 .000 01/22/24 993,546
2,725,000 Republic of Poland Government International Bond 3 .250 04/06/26 2,588,041
1,500,000 Republic of Poland Government International Bond 5 .500 11/16/27 1,502,850
850,000 Republic of Poland Government International Bond 5 .750 11/16/32 850,892
2,000,000 Republic of Poland Government International Bond 4 .875 10/04/33 1,860,000

See Notes to Financial Statements
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
FOREIGN GOVERNMENT BONDS—continued
$ 1,050,000 Republic of Poland Government International Bond 5 .500% 04/04/53 $ 948,990
2,000,000 State of Israel 2 .500 01/15/30 1,684,724
2,050,000 State of Israel 3 .375 01/15/50 1,358,191
870,000 Svensk Exportkredit AB 1 .750 12/12/23 863,486
2,000,000 Svensk Exportkredit AB 0 .375 07/30/24 1,915,707
500,000 Svensk Exportkredit AB 3 .625 09/03/24 490,595
1,000,000 Svensk Exportkredit AB 0 .625 05/14/25 925,284
3,000,000 Svensk Exportkredit AB 0 .500 08/26/25 2,740,237
2,250,000 Svensk Exportkredit AB 4 .625 11/28/25 2,222,301
1,000,000 Svensk Exportkredit AB 4 .875 09/14/26 995,226
1,500,000 Svensk Exportkredit AB 4 .125 06/14/28 1,451,765
1,000,000 (b) Svensk Exportkredit AB 4 .875 10/04/30 991,635
1,122,886 Uruguay Government International Bond 4 .375 01/23/31 1,073,451
4,457,660 Uruguay Government International Bond 5 .750 10/28/34 4,536,891
500,000 Uruguay Government International Bond 4 .125 11/20/45 407,034
2,063,907 Uruguay Government International Bond 5 .100 06/18/50 1,825,502
2,425,000 Uruguay Government International Bond 4 .975 04/20/55 2,096,330
TOTAL FOREIGN GOVERNMENT BONDS 669,157,898
MORTGAGE BACKED - 26 .6%
4,861 (c) Federal Home Loan Mortgage Corp (FHLMC) DGS1 + 2.250% 5 .051 04/01/35 4,808
1,137 (c) FHLMC DGS1 + 2.125% 4 .250 10/01/35 1,109
10,850 (c) FHLMC DGS1 + 2.255% 4 .380 02/01/36 10,735
1,393 (c) FHLMC LIBOR 12 M + 1.838% 5 .302 07/01/36 1,374
18,785 (c) FHLMC LIBOR 6 M + 1.595% 4 .324 09/01/36 18,288
12,207 (c) FHLMC DGS1 + 2.247% 4 .591 09/01/36 12,028
14,699 (c) FHLMC LIBOR 6 M + 1.755% 7 .364 09/01/36 14,850
7,365 (c) FHLMC DGS1 + 2.250% 4 .604 01/01/37 7,327
1,287 (c) FHLMC LIBOR 12 M + 1.765% 4 .227 02/01/37 1,263
774 (c) FHLMC DGS1 + 2.250% 4 .563 02/01/37 786
62,272 (c) FHLMC LIBOR 12 M + 1.843% 4 .263 03/01/37 62,845
8,808,110 FHLMC 1 .500 04/01/37 7,338,560
56,743 (c) FHLMC DGS1 + 2.250% 4 .418 04/01/37 57,502
17,082 (c) FHLMC LIBOR 12 M + 1.611% 4 .965 04/01/37 16,590
13,146,894 FHLMC 2 .000 05/01/37 11,274,153
4,223 (c) FHLMC LIBOR 12 M + 2.095% 5 .218 05/01/37 4,128
13,349 (c) FHLMC DGS1 + 2.248% 4 .775 06/01/37 13,017
1,239 (c) FHLMC LIBOR 12 M + 1.750% 6 .000 06/01/37 1,219
25,848 (c) FHLMC LIBOR 6 M + 1.270% 6 .748 08/01/37 25,832
5,330 (c) FHLMC LIBOR 12 M + 0.905% 5 .155 09/01/37 5,231
183 (c) FHLMC LIBOR 12 M + 1.795% 6 .045 09/01/37 180
1,824 (c) FHLMC LIBOR 6 M + 1.520% 6 .592 09/01/37 1,815
19,083 (c) FHLMC LIBOR 12 M + 2.055% 5 .430 04/01/38 18,718
4,999 (c) FHLMC LIBOR 12 M + 2.004% 5 .231 06/01/38 4,894
1,801 (c) FHLMC LIBOR 12 M + 1.625% 5 .875 07/01/38 1,792
3,035 (c) FHLMC LIBOR 12 M + 1.861% 6 .111 06/01/40 2,980
5,877 (c) FHLMC LIBOR 12 M + 1.887% 4 .218 01/01/41 5,764
2,358 (c) FHLMC LIBOR 12 M + 1.880% 5 .255 05/01/41 2,308
63,185 (c) FHLMC LIBOR 12 M + 1.859% 4 .639 08/01/41 62,177
39,417 (c) FHLMC LIBOR 12 M + 1.750% 4 .754 09/01/41 39,705
8,765 (c) FHLMC LIBOR 12 M + 1.860% 4 .110 10/01/41 8,735
12,371,720 FHLMC 3 .000 11/01/49 10,415,777
11,543,478 FHLMC 3 .000 11/01/49 9,698,644
23,987,122 FHLMC 3 .000 02/01/50 20,176,493
16,560,245 FHLMC 3 .500 04/01/50 14,500,705
8,377,952 FHLMC 3 .500 07/01/50 7,294,620
3,107,998 FHLMC 4 .000 11/01/50 2,801,475
7,208,827 FHLMC 2 .000 02/01/51 5,509,900
6,998,414 FHLMC 2 .500 02/01/52 5,564,294
6,307,208 FHLMC 4 .000 08/01/52 5,619,504
9 Federal Home Loan Mortgage Corp Gold (FGLMC) 5 .500 10/01/23 9

Bond Index Fund September 30, 2023

See Notes to Financial Statements
Portfolio of Investments
(continued)
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
MORTGAGE BACKED—continued
$ 46 FGLMC 5 .000% 11/01/23 $ 45
437 FGLMC 5 .000 03/01/24 422
105 FGLMC 4 .500 04/01/24 102
54 FGLMC 4 .500 05/01/24 52
462 FGLMC 4 .500 06/01/24 448
4,828 FGLMC 4 .000 07/01/24 4,761
1,965 FGLMC 4 .000 07/01/24 1,938
18 FGLMC 5 .500 07/01/24 18
3,778 FGLMC 4 .000 08/01/24 3,667
796 FGLMC 4 .500 09/01/24 772
536 FGLMC 4 .500 09/01/24 519
278 FGLMC 4 .500 09/01/24 269
318 FGLMC 5 .500 09/01/24 317
7,591 FGLMC 4 .000 10/01/24 7,365
206 FGLMC 4 .500 10/01/24 200
800 FGLMC 4 .500 10/01/24 783
289 FGLMC 4 .500 11/01/24 279
1,833 FGLMC 4 .500 12/01/24 1,774
446 FGLMC 4 .500 02/01/25 430
14,779 FGLMC 4 .000 03/01/25 14,293
381 FGLMC 4 .500 06/01/25 369
1,067 FGLMC 4 .500 07/01/25 1,033
28,858 FGLMC 3 .500 10/01/25 28,269
8,748 FGLMC 4 .000 10/01/25 8,482
46,378 FGLMC 3 .500 11/01/25 45,431
28,017 FGLMC 3 .500 11/01/25 27,428
13,758 FGLMC 3 .500 12/01/25 13,468
7,339 FGLMC 3 .000 01/01/26 7,145
108,950 FGLMC 3 .500 01/01/26 106,591
9,020 FGLMC 4 .000 04/01/26 8,717
19,475 FGLMC 4 .000 05/01/26 18,780
4,922 FGLMC 5 .500 07/01/26 4,904
44,686 FGLMC 4 .000 08/01/26 43,176
599 FGLMC 6 .000 08/01/26 592
20,781 FGLMC 3 .000 09/01/26 20,140
69,371 FGLMC 3 .000 10/01/26 67,133
105,198 FGLMC 3 .500 10/01/26 102,311
1,529 FGLMC 5 .000 10/01/26 1,471
794 FGLMC 5 .500 10/01/26 792
387,399 FGLMC 3 .000 02/01/27 374,177
283,458 FGLMC 2 .500 05/01/27 270,798
326,615 FGLMC 2 .500 11/01/27 311,123
13,646 FGLMC 6 .000 12/01/27 13,492
261,836 FGLMC 2 .500 01/01/28 249,065
691,541 FGLMC 2 .500 03/01/28 656,950
21,341 FGLMC 5 .000 03/01/28 20,553
398,445 FGLMC 2 .500 05/01/28 378,206
1,871 FGLMC 5 .500 05/01/28 1,873
1,202,303 FGLMC 2 .500 07/01/28 1,141,232
961,832 FGLMC 2 .500 07/01/28 911,370
258,198 FGLMC 3 .000 10/01/28 246,688
13,760 FGLMC 5 .500 01/01/29 13,749
63 FGLMC 6 .500 01/01/29 63
1,477 FGLMC 4 .000 02/01/29 1,373
589,996 FGLMC 3 .500 03/01/29 564,975
157 FGLMC 6 .500 03/01/29 160
1,040,412 FGLMC 3 .000 07/01/29 971,398
4,376 FGLMC 5 .000 12/01/29 4,260
3,121,840 FGLMC 2 .500 05/01/30 2,849,689
7,375 FGLMC 4 .000 08/01/30 6,858
62,816 FGLMC 4 .500 01/01/31 61,374

See Notes to Financial Statements
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
MORTGAGE BACKED—continued
$ 106 FGLMC 8 .000% 01/01/31 $ 106
55,264 FGLMC 4 .000 03/01/31 51,384
7,705 FGLMC 4 .000 05/01/31 7,163
53,142 FGLMC 4 .500 05/01/31 50,941
30,860 FGLMC 4 .000 06/01/31 28,692
60,486 FGLMC 4 .000 08/01/31 56,238
70,463 FGLMC 4 .000 09/01/31 65,511
1,180 FGLMC 6 .500 09/01/31 1,203
3,105 FGLMC 8 .000 09/01/31 3,141
35,114 FGLMC 3 .500 11/01/31 32,412
5,356,737 FGLMC 2 .500 12/01/31 4,831,206
29,310 FGLMC 7 .000 12/01/31 29,473
5,513 FGLMC 6 .500 01/01/32 5,646
13,524 FGLMC 6 .000 02/01/32 13,636
607,649 FGLMC 3 .000 03/01/32 547,839
5,199 FGLMC 7 .000 04/01/32 5,387
6,035 FGLMC 6 .500 05/01/32 6,088
404,857 FGLMC 3 .500 09/01/32 373,682
2,851 FGLMC 5 .500 11/01/32 2,840
4,891,467 FGLMC 3 .000 01/01/33 4,528,750
4,385 FGLMC 6 .000 02/01/33 4,366
16,211 FGLMC 5 .000 03/01/33 15,882
4,312 FGLMC 6 .000 03/01/33 4,263
5,299 FGLMC 6 .000 03/01/33 5,239
13,100 FGLMC 5 .000 04/01/33 12,714
2,026 FGLMC 6 .000 04/01/33 2,043
78,919 FGLMC 5 .000 06/01/33 75,721
40,715 FGLMC 5 .500 06/01/33 40,563
19,069,254 FGLMC 2 .500 07/01/33 17,236,447
873,507 FGLMC 3 .500 07/01/33 806,061
16,459 FGLMC 4 .500 07/01/33 15,532
1,397,591 FGLMC 4 .000 08/01/33 1,331,581
1,649 FGLMC 5 .000 08/01/33 1,615
6,010 FGLMC 6 .500 08/01/33 6,059
52,561 FGLMC 5 .000 09/01/33 51,573
15,377 FGLMC 5 .500 09/01/33 14,954
8,753 FGLMC 5 .500 09/01/33 8,527
45,555 FGLMC 5 .500 09/01/33 44,684
23,167 FGLMC 5 .500 09/01/33 22,531
14,563 FGLMC 4 .000 10/01/33 13,330
2,982 FGLMC 5 .000 10/01/33 2,926
38,286 FGLMC 5 .500 10/01/33 37,556
2,468,318 FGLMC 3 .500 11/01/33 2,318,394
27,711 FGLMC 5 .500 12/01/33 27,608
9,299 FGLMC 5 .500 12/01/33 9,265
116,567 FGLMC 7 .000 12/01/33 119,822
81,349 FGLMC 5 .000 01/01/34 79,821
520,386 FGLMC 3 .000 02/01/34 477,237
2,016 FGLMC 5 .500 02/01/34 2,009
10,448 FGLMC 5 .000 03/01/34 10,233
12,376 FGLMC 5 .500 03/01/34 12,330
49,285 FGLMC 5 .000 05/01/34 48,358
12,614 FGLMC 4 .500 06/01/34 11,903
26,992 FGLMC 5 .000 06/01/34 26,436
11,017 FGLMC 5 .500 06/01/34 10,981
4,907 FGLMC 6 .000 06/01/34 4,886
18,435 FGLMC 6 .000 09/01/34 18,769
1,420,104 FGLMC 3 .500 10/01/34 1,307,258
2,933 FGLMC 5 .000 11/01/34 2,878
85,927 FGLMC 5 .500 11/01/34 85,516
80,818 FGLMC 5 .000 12/01/34 78,852

Bond Index Fund September 30, 2023

See Notes to Financial Statements
Portfolio of Investments
(continued)
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
MORTGAGE BACKED—continued
$ 22,582 FGLMC 5 .500% 12/01/34 $ 22,497
3,255 FGLMC 5 .500 12/01/34 3,156
1,503 FGLMC 5 .500 01/01/35 1,498
786 FGLMC 5 .500 01/01/35 783
18,796 FGLMC 5 .500 01/01/35 18,753
39,270 FGLMC 4 .500 04/01/35 37,076
4,998 FGLMC 6 .000 05/01/35 5,088
33,302 FGLMC 6 .000 05/01/35 32,950
31,079 FGLMC 7 .000 05/01/35 31,569
7,848 FGLMC 5 .500 06/01/35 7,821
5,302 FGLMC 5 .500 06/01/35 5,285
3,849 FGLMC 5 .000 07/01/35 3,755
144,327 FGLMC 5 .000 07/01/35 141,614
165,567 FGLMC 5 .000 08/01/35 162,432
12,189 FGLMC 5 .500 08/01/35 11,830
70,277 FGLMC 6 .000 08/01/35 69,519
2,678 FGLMC 4 .500 09/01/35 2,528
31,284 FGLMC 5 .000 10/01/35 30,629
14,285 FGLMC 5 .000 10/01/35 14,007
8,030 FGLMC 5 .000 10/01/35 7,733
95,710 FGLMC 5 .500 10/01/35 92,946
27,813 FGLMC 5 .000 12/01/35 26,978
3,174 FGLMC 5 .000 12/01/35 3,112
17,599 FGLMC 6 .000 01/01/36 17,866
6,057 FGLMC 5 .000 02/01/36 5,941
2,321 FGLMC 5 .000 02/01/36 2,277
2,516 FGLMC 6 .000 02/01/36 2,561
22,199 FGLMC 5 .500 04/01/36 21,621
7,041 FGLMC 5 .500 05/01/36 7,022
106,714 FGLMC 6 .000 06/01/36 108,640
31,062 FGLMC 5 .000 07/01/36 30,456
31,015 FGLMC 6 .000 07/01/36 31,035
4,929 FGLMC 6 .000 08/01/36 5,004
5,817 FGLMC 6 .000 09/01/36 5,756
91,979 FGLMC 5 .500 10/01/36 91,909
44,029 FGLMC 5 .500 10/01/36 43,995
8,314 FGLMC 6 .500 10/01/36 8,426
4,874 FGLMC 5 .500 11/01/36 4,875
11,757 FGLMC 6 .000 11/01/36 11,970
46,974 FGLMC 6 .000 12/01/36 47,409
90,976 FGLMC 5 .500 03/01/37 90,999
38,628 FGLMC 6 .000 03/01/37 39,326
4,752 FGLMC 6 .500 03/01/37 4,819
33,553 FGLMC 5 .500 04/01/37 33,562
3,521 FGLMC 5 .000 05/01/37 3,397
3,397 FGLMC 5 .000 06/01/37 3,294
13,486 FGLMC 5 .500 06/01/37 13,490
3,566,343 FGLMC 3 .000 07/01/37 3,186,066
64,282 FGLMC 6 .000 07/01/37 65,441
35,994 FGLMC 6 .000 08/01/37 36,648
11,977 FGLMC 6 .000 09/01/37 12,187
89,901 FGLMC 5 .500 10/01/37 87,428
2,929 FGLMC 6 .000 11/01/37 2,981
25,737 FGLMC 6 .500 11/01/37 26,400
12,052 FGLMC 6 .000 01/01/38 12,270
5,271 FGLMC 6 .000 02/01/38 5,360
38,386 FGLMC 6 .000 02/01/38 39,073
171,767 FGLMC 5 .000 03/01/38 168,322
58,649 FGLMC 5 .000 03/01/38 57,472
7,298 FGLMC 5 .000 04/01/38 7,266
73,269 FGLMC 5 .000 04/01/38 71,797

See Notes to Financial Statements
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
MORTGAGE BACKED—continued
$ 83,317 FGLMC 5 .500% 04/01/38 $ 81,873
18,122 FGLMC 5 .500 05/01/38 18,090
2,127 FGLMC 5 .500 06/01/38 2,124
3,682 FGLMC 6 .000 07/01/38 3,646
10,755 FGLMC 5 .500 08/01/38 10,730
67,138 FGLMC 5 .500 08/01/38 67,154
8,565 FGLMC 5 .000 09/01/38 8,393
114,033 FGLMC 5 .500 09/01/38 113,805
49,881 FGLMC 5 .500 09/01/38 49,713
2,359 FGLMC 5 .500 10/01/38 2,354
43,623 FGLMC 6 .000 11/01/38 44,345
318,523 FGLMC 5 .500 01/01/39 318,345
206,364 FGLMC 4 .500 02/01/39 195,216
117,646 FGLMC 5 .000 02/01/39 115,286
8,933 FGLMC 5 .500 02/01/39 8,911
396 FGLMC 4 .500 03/01/39 372
51,842 FGLMC 5 .000 03/01/39 50,800
6,365 FGLMC 6 .000 03/01/39 6,471
8,984 FGLMC 4 .500 04/01/39 8,499
331,318 FGLMC 4 .500 04/01/39 312,988
73,324 FGLMC 4 .000 05/01/39 67,231
1,886 FGLMC 4 .500 05/01/39 1,784
1,113,276 FGLMC 4 .500 05/01/39 1,053,140
48,695 FGLMC 4 .500 05/01/39 46,064
62,062 FGLMC 4 .500 05/01/39 58,225
45,839 FGLMC 5 .000 05/01/39 44,925
95,358 FGLMC 4 .000 06/01/39 87,433
503,890 FGLMC 4 .500 06/01/39 476,669
16,134 FGLMC 4 .500 06/01/39 15,263
7,693 FGLMC 5 .000 06/01/39 7,526
2,780 FGLMC 5 .500 06/01/39 2,773
154,868 FGLMC 4 .000 07/01/39 141,997
61,452 FGLMC 4 .500 07/01/39 58,132
12,073 FGLMC 4 .500 07/01/39 11,358
4,714 FGLMC 4 .500 07/01/39 4,453
41,446 FGLMC 5 .000 07/01/39 40,613
73,552 FGLMC 5 .500 07/01/39 72,270
5,294 FGLMC 4 .500 08/01/39 5,008
12,275 FGLMC 5 .000 08/01/39 12,028
122,056 FGLMC 4 .000 09/01/39 111,915
323,626 FGLMC 5 .000 09/01/39 317,135
113,972 FGLMC 5 .000 09/01/39 111,682
1,294 FGLMC 5 .500 09/01/39 1,263
131,585 FGLMC 6 .500 09/01/39 133,962
33,961 FGLMC 4 .500 10/01/39 32,126
21,006 FGLMC 4 .500 10/01/39 19,871
39,625 FGLMC 4 .500 10/01/39 37,484
26,397 FGLMC 5 .000 10/01/39 25,845
8,398 FGLMC 4 .000 11/01/39 7,700
27,504 FGLMC 4 .500 11/01/39 26,018
10,895 FGLMC 5 .000 11/01/39 10,674
31,449 FGLMC 4 .500 12/01/39 29,667
20,276 FGLMC 4 .500 12/01/39 19,180
45,863 FGLMC 4 .500 12/01/39 43,385
64,581 FGLMC 4 .500 12/01/39 60,924
46,547 FGLMC 5 .500 12/01/39 46,473
59,627 FGLMC 4 .500 01/01/40 56,407
5,916 FGLMC 5 .000 01/01/40 5,797
7,364 FGLMC 5 .500 01/01/40 7,347
21,992 FGLMC 5 .500 03/01/40 21,957
214,837 FGLMC 4 .000 04/01/40 196,992

Bond Index Fund September 30, 2023

See Notes to Financial Statements
Portfolio of Investments
(continued)
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
MORTGAGE BACKED—continued
$ 12,745 FGLMC 4 .500% 04/01/40 $ 12,056
37,248 FGLMC 4 .500 04/01/40 35,236
30,299 FGLMC 5 .000 04/01/40 29,662
66,476 FGLMC 5 .000 04/01/40 65,008
249,756 FGLMC 6 .000 04/01/40 254,098
702,204 FGLMC 4 .500 05/01/40 664,279
256,442 FGLMC 5 .000 05/01/40 251,182
2,045 FGLMC 4 .500 06/01/40 1,935
241,249 FGLMC 5 .500 06/01/40 240,656
322,447 FGLMC 4 .500 07/01/40 305,031
6,209 FGLMC 4 .500 08/01/40 5,873
58,660 FGLMC 5 .000 08/01/40 57,318
159,913 FGLMC 5 .000 08/01/40 156,500
16,590 FGLMC 5 .000 08/01/40 16,228
1,019,485 FGLMC 5 .500 08/01/40 1,017,661
85,297 FGLMC 4 .000 09/01/40 78,210
1,145,110 FGLMC 4 .000 11/01/40 1,049,968
746,766 FGLMC 4 .000 12/01/40 684,713
100,365 FGLMC 3 .500 01/01/41 89,207
172,217 FGLMC 3 .500 01/01/41 153,076
100,303 FGLMC 4 .000 01/01/41 91,968
106,185 FGLMC 3 .500 02/01/41 94,380
367,786 FGLMC 4 .000 02/01/41 337,220
123,768 FGLMC 4 .000 02/01/41 113,483
683,600 FGLMC 4 .000 04/01/41 626,794
121,255 FGLMC 4 .500 04/01/41 114,703
27,215 FGLMC 5 .000 04/01/41 26,469
106,343 FGLMC 4 .500 05/01/41 100,597
132,426 FGLMC 4 .500 06/01/41 125,270
295,451 FGLMC 3 .500 10/01/41 262,610
300,257 FGLMC 5 .000 10/01/41 292,459
435,488 FGLMC 3 .500 11/01/41 386,859
169,943 FGLMC 4 .500 12/01/41 160,760
1,448,976 FGLMC 3 .500 01/01/42 1,287,827
422,676 FGLMC 3 .500 02/01/42 375,667
476,505 FGLMC 3 .500 04/01/42 423,549
1,164,529 FGLMC 4 .000 05/01/42 1,067,733
3,904,602 FGLMC 4 .500 05/01/42 3,693,768
799,584 FGLMC 3 .500 07/01/42 710,722
179,778 FGLMC 3 .000 08/01/42 153,906
1,313,227 FGLMC 3 .000 10/01/42 1,124,210
921,776 FGLMC 3 .000 10/01/42 789,115
386,297 FGLMC 3 .500 12/01/42 342,791
1,409,919 FGLMC 2 .500 01/01/43 1,149,952
2,661,532 FGLMC 3 .000 01/01/43 2,278,454
3,948,828 FGLMC 3 .000 04/01/43 3,380,378
10,478,150 FGLMC 3 .000 04/01/43 8,969,792
1,156,042 FGLMC 3 .500 05/01/43 1,025,171
1,622,208 FGLMC 3 .000 08/01/43 1,388,668
1,182,344 FGLMC 3 .000 08/01/43 1,012,121
1,159,432 FGLMC 3 .500 08/01/43 1,028,182
440,954 FGLMC 4 .500 10/01/43 414,400
560,575 FGLMC 4 .000 11/01/43 513,719
1,043,368 FGLMC 3 .500 02/01/44 923,732
854,141 FGLMC 4 .000 02/01/44 782,217
6,792,051 FGLMC 4 .000 02/01/44 6,220,132
376,338 FGLMC 4 .000 04/01/44 344,492
479,132 FGLMC 4 .500 05/01/44 450,261
858,968 FGLMC 4 .000 06/01/44 776,889
1,330,097 FGLMC 4 .000 08/01/44 1,202,170
985,330 FGLMC 3 .500 09/01/44 869,081

See Notes to Financial Statements
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
MORTGAGE BACKED—continued
$ 1,388,434 FGLMC 3 .500% 11/01/44 $ 1,223,760
1,859,106 FGLMC 3 .500 12/01/44 1,635,901
1,114,535 FGLMC 3 .500 01/01/45 986,815
2,345,901 FGLMC 3 .000 02/01/45 1,989,473
2,906,262 FGLMC 3 .500 03/01/45 2,559,159
1,695,145 FGLMC 4 .000 03/01/45 1,549,927
1,138,184 FGLMC 3 .000 04/01/45 964,721
2,369,764 FGLMC 3 .500 04/01/45 2,084,254
6,076,977 FGLMC 3 .500 07/01/45 5,348,658
4,452,151 FGLMC 4 .500 07/01/45 4,184,826
13,189,019 FGLMC 3 .000 08/01/45 11,291,392
10,061,651 FGLMC 3 .500 10/01/45 8,855,750
1,843,937 FGLMC 4 .000 11/01/45 1,686,333
3,462,108 FGLMC 3 .500 12/01/45 3,041,736
8,271,206 FGLMC 3 .000 03/01/46 7,003,099
2,573,003 FGLMC 3 .500 03/01/46 2,260,123
1,352,959 FGLMC 4 .000 03/01/46 1,232,423
6,023,107 FGLMC 3 .000 04/01/46 5,085,294
5,908,952 FGLMC 3 .500 05/01/46 5,234,156
4,512,351 FGLMC 3 .500 08/01/46 3,978,311
9,084,208 FGLMC 3 .000 09/01/46 7,720,353
3,677,745 FGLMC 4 .000 09/01/46 3,346,664
3,266,381 FGLMC 3 .000 11/01/46 2,755,434
11,736,437 FGLMC 3 .000 11/01/46 9,887,365
4,044,863 FGLMC 3 .000 11/01/46 3,421,342
2,341,086 FGLMC 3 .000 12/01/46 1,979,222
2,980,147 FGLMC 3 .500 12/01/46 2,614,018
5,438,433 FGLMC 3 .000 02/01/47 4,597,355
1,776,608 FGLMC 3 .500 02/01/47 1,558,178
1,450,630 FGLMC 4 .000 02/01/47 1,318,928
2,356,754 FGLMC 3 .500 05/01/47 2,065,999
1,970,352 FGLMC 3 .000 08/01/47 1,670,510
2,553,237 FGLMC 3 .000 11/01/47 2,151,979
3,959,629 FGLMC 3 .000 12/01/47 3,336,097
12,199,148 FGLMC 3 .000 01/01/48 10,303,768
4,262,994 FGLMC 3 .000 02/01/48 3,588,222
3,093,631 FGLMC 3 .500 03/01/48 2,716,309
2,684,314 FGLMC 3 .500 05/01/48 2,353,078
2,085,435 FGLMC 4 .000 05/01/48 1,899,123
2,869,845 FGLMC 3 .500 07/01/48 2,515,707
3,025,829 FGLMC 4 .000 07/01/48 2,747,839
5,554,691 FGLMC 4 .000 08/01/48 5,039,186
1,035,411 FGLMC 4 .500 09/01/48 969,510
4,355,890 FGLMC 4 .000 10/01/48 3,943,053
2,651,901 FGLMC 4 .500 12/01/48 2,477,866
1,386,793 FGLMC 4 .500 02/01/49 1,298,570
3,627,114 FGLMC 3 .500 05/01/49 3,179,359
13 Federal National Mortgage Association (FNMA) 5 .000 11/01/23 13
1 FNMA 5 .500 01/01/24 1
170 FNMA 5 .500 02/01/24 169
1,163 FNMA 4 .000 03/01/24 1,146
141 FNMA 4 .500 04/01/24 137
8,594 FNMA 4 .000 05/01/24 8,467
2,072 FNMA 4 .000 05/01/24 2,033
219 FNMA 4 .000 06/01/24 216
255 FNMA 4 .500 07/01/24 247
320 FNMA 5 .500 07/01/24 319
10 FNMA 8 .000 07/01/24 10
1,985 FNMA 4 .500 08/01/24 1,920
1,626 FNMA 4 .000 09/01/24 1,576
8,553 FNMA 4 .000 09/01/24 8,288

Bond Index Fund September 30, 2023

See Notes to Financial Statements
Portfolio of Investments
(continued)
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
MORTGAGE BACKED—continued
$ 773 FNMA 4 .500% 09/01/24 $ 748
20,437 FNMA 4 .500 10/01/24 19,777
1,491 FNMA 5 .000 01/01/25 1,434
1,724 FNMA 4 .500 02/01/25 1,666
13,049 FNMA 4 .500 03/01/25 12,614
187 FNMA 4 .500 03/01/25 180
8,094 FNMA 5 .000 03/01/25 7,778
11,299 FNMA 4 .500 04/01/25 10,916
4,895 FNMA 4 .500 04/01/25 4,732
55,443 FNMA 4 .000 05/01/25 53,549
27,019 FNMA 4 .000 06/01/25 26,152
11,372 FNMA 4 .500 06/01/25 10,986
7,158 FNMA 4 .000 08/01/25 6,911
3,900 FNMA 5 .500 08/01/25 3,878
23,020 FNMA 3 .500 09/01/25 22,526
24,309 FNMA 4 .000 09/01/25 23,541
60,929 FNMA 3 .500 10/01/25 59,648
54,937 FNMA 3 .500 10/01/25 53,744
23,641 FNMA 5 .000 10/01/25 22,702
40,514 FNMA 4 .000 11/01/25 39,096
52,340 FNMA 3 .500 12/01/25 51,171
43,821 FNMA 3 .500 02/01/26 42,789
236,438 FNMA 3 .500 02/01/26 231,011
14,335 FNMA 4 .000 03/01/26 13,831
41,385 FNMA 4 .000 06/01/26 39,855
40,546 FNMA 3 .500 08/01/26 39,511
33,501 FNMA 3 .500 09/01/26 32,603
16,860 FNMA 4 .000 09/01/26 16,267
63,386 FNMA 3 .500 10/01/26 61,584
1,278 FNMA 6 .000 10/01/26 1,262
81,281 FNMA 3 .000 11/01/26 78,561
74,809 FNMA 3 .000 12/01/26 72,251
202,675 FNMA 3 .000 01/01/27 195,629
121,554 FNMA 4 .000 01/01/27 117,626
160,262 FNMA 3 .500 02/01/27 155,451
284,468 FNMA 3 .000 04/01/27 274,046
168,949 FNMA 3 .000 04/01/27 162,740
102,872 FNMA 3 .500 05/01/27 99,578
126,948 FNMA 2 .500 06/01/27 121,107
383,832 FNMA 3 .000 06/01/27 368,502
130,798 FNMA 2 .500 07/01/27 124,788
311,162 FNMA 2 .500 09/01/27 296,434
3,893 FNMA 5 .500 09/01/27 3,881
488,740 FNMA 2 .500 10/01/27 465,603
327,208 FNMA 3 .000 11/01/27 313,633
670 FNMA 5 .500 01/01/28 669
1,291,984 FNMA 2 .500 02/01/28 1,225,067
1,048,551 FNMA 2 .500 02/01/28 996,115
492 FNMA 5 .000 02/01/28 472
804,919 FNMA 2 .500 04/01/28 763,631
1,151,024 FNMA 2 .500 04/01/28 1,091,990
3,363 FNMA 5 .500 06/01/28 3,361
326,653 FNMA 2 .500 07/01/28 309,275
695,912 FNMA 2 .500 08/01/28 658,413
789,120 FNMA 3 .000 10/01/28 752,382
531 FNMA 5 .500 11/01/28 532
3 FNMA 7 .500 01/01/29 3
1,168,070 FNMA 3 .000 03/01/29 1,089,152
4,324 FNMA 4 .000 03/01/29 4,016
4,290,497 FNMA 3 .000 04/01/29 4,000,043
16,572 FNMA 4 .500 04/01/29 16,171

See Notes to Financial Statements
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
MORTGAGE BACKED—continued
$ 11,183 FNMA 4 .000% 05/01/29 $ 10,387
6,577 FNMA 4 .500 06/01/29 6,418
2,277 FNMA 4 .000 07/01/29 2,115
44,185 FNMA 4 .500 08/01/29 43,115
5,251,563 FNMA 3 .500 09/01/29 4,938,717
8,700 FNMA 4 .500 09/01/29 8,490
7,021 FNMA 4 .500 11/01/29 6,851
2,600 FNMA 4 .500 01/01/30 2,537
659,487 FNMA 2 .500 02/01/30 601,116
5,601 FNMA 4 .000 03/01/30 5,202
2,497 FNMA 4 .500 05/01/30 2,437
3,689 FNMA 4 .500 06/01/30 3,599
1,598,070 FNMA 3 .000 07/01/30 1,485,322
33,498 FNMA 4 .500 08/01/30 32,685
10,000,000 FNMA 0 .875 08/05/30 7,721,176
7,492 FNMA 4 .000 09/01/30 6,956
43,618 FNMA 4 .000 10/01/30 40,505
425,446 FNMA 4 .000 11/01/30 395,033
74,231 FNMA 4 .000 11/01/30 68,924
17,334 FNMA 4 .500 12/01/30 16,786
1,552,892 FNMA 3 .000 02/01/31 1,443,502
24,269 FNMA 3 .500 02/01/31 22,374
26,525 FNMA 4 .000 02/01/31 24,628
309 FNMA 7 .500 03/01/31 316
1,719,398 FNMA 2 .500 04/01/31 1,552,408
72,480 FNMA 3 .500 04/01/31 66,820
8,528 FNMA 4 .000 04/01/31 7,918
1,748,044 FNMA 3 .000 05/01/31 1,625,049
800 FNMA 6 .000 05/01/31 801
2,011,434 FNMA 2 .500 06/01/31 1,815,819
414,934 FNMA 4 .500 07/01/31 395,325
46,184 FNMA 4 .500 07/01/31 44,039
267,426 FNMA 4 .000 08/01/31 248,282
2,626,267 FNMA 2 .500 09/01/31 2,371,033
1,347,819 FNMA 3 .000 09/01/31 1,252,986
16,459 FNMA 4 .000 09/01/31 15,280
233 FNMA 6 .500 09/01/31 235
9,788 FNMA 6 .000 11/01/31 9,855
1,372 FNMA 6 .500 11/01/31 1,387
2,844,657 FNMA 2 .500 12/01/31 2,567,982
482,336 FNMA 3 .500 01/01/32 444,590
3,203 FNMA 6 .000 01/01/32 3,225
195,848 FNMA 3 .500 02/01/32 180,529
2,354 FNMA 6 .000 02/01/32 2,365
1,781,263 FNMA 3 .000 03/01/32 1,647,109
9,859 FNMA 6 .500 04/01/32 10,047
6,234,754 FNMA 3 .000 06/01/32 5,765,093
19,359 FNMA 6 .500 07/01/32 19,805
4,218 FNMA 6 .500 08/01/32 4,297
226,954 FNMA 3 .000 09/01/32 203,965
3,915 FNMA 7 .500 09/01/32 3,903
681,419 FNMA 3 .000 10/01/32 612,390
22,161 FNMA 5 .500 10/01/32 21,924
5,544 FNMA 6 .000 11/01/32 5,602
4,111,163 FNMA 3 .000 12/01/32 3,801,175
5,597 FNMA 5 .500 12/01/32 5,537
281 FNMA 5 .500 12/01/32 272
8,332 FNMA 6 .000 12/01/32 8,301
45,132 FNMA 5 .500 01/01/33 44,745
125,368 FNMA 6 .000 01/01/33 126,797
44,628 FNMA 5 .000 02/01/33 43,659

Bond Index Fund September 30, 2023

See Notes to Financial Statements
Portfolio of Investments
(continued)
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
MORTGAGE BACKED—continued
$ 1,127 FNMA 5 .000% 02/01/33 $ 1,074
504,515 FNMA 3 .000 04/01/33 453,374
576,149 FNMA 3 .500 04/01/33 530,984
2,348 FNMA 6 .000 04/01/33 2,364
2,802,582 FNMA 3 .500 05/01/33 2,633,578
296,507 FNMA 5 .500 05/01/33 294,613
17,094 FNMA 5 .000 06/01/33 16,741
33,922 FNMA 5 .500 06/01/33 33,748
5,121 FNMA 4 .500 07/01/33 4,773
24,228 FNMA 5 .000 07/01/33 23,739
31,687 FNMA 4 .500 08/01/33 29,535
3,198 FNMA 4 .500 08/01/33 2,981
6,396 FNMA 5 .000 08/01/33 6,266
19,857 FNMA 5 .500 09/01/33 19,222
42,116 FNMA 5 .500 09/01/33 40,773
5,420 FNMA 6 .000 09/01/33 5,377
46,018 FNMA 4 .500 10/01/33 43,396
9,708 FNMA 5 .000 10/01/33 9,512
3,102 FNMA 5 .000 10/01/33 2,966
83,150 FNMA 5 .500 10/01/33 80,864
145,016 FNMA 5 .500 10/01/33 142,049
2,363 FNMA 4 .500 11/01/33 2,227
9,261 FNMA 5 .000 11/01/33 9,074
654,295 FNMA 5 .000 11/01/33 641,090
72,181 FNMA 5 .000 12/01/33 70,726
99,127 FNMA 5 .500 12/01/33 97,944
925,290 FNMA 3 .000 01/01/34 830,899
29,255 FNMA 5 .000 02/01/34 28,410
127,583 FNMA 6 .000 02/01/34 129,404
7,282 FNMA 5 .000 03/01/34 7,135
173,479 FNMA 5 .000 03/01/34 169,980
3,703 FNMA 5 .000 03/01/34 3,628
2,944 FNMA 5 .000 03/01/34 2,884
8,615 FNMA 5 .000 03/01/34 8,441
2,533 FNMA 5 .000 03/01/34 2,482
23,518 FNMA 5 .000 04/01/34 23,043
26,840 FNMA 5 .500 04/01/34 26,703
11,070 FNMA 4 .500 05/01/34 10,419
2,738 FNMA 4 .500 05/01/34 2,568
6,174 FNMA 5 .500 07/01/34 6,143
9,327 FNMA 5 .500 07/01/34 9,279
9,085 FNMA 7 .000 07/01/34 9,246
70,494 FNMA 5 .000 08/01/34 69,071
7,601 FNMA 5 .000 08/01/34 7,448
41,489 FNMA 6 .000 08/01/34 42,062
7,314 FNMA 6 .000 08/01/34 7,401
7,699,818 FNMA 3 .500 09/01/34 7,224,763
149,317 FNMA 5 .500 09/01/34 148,553
5,605,990 FNMA 2 .500 11/01/34 4,997,012
1,341 FNMA 5 .500 11/01/34 1,335
7,932 FNMA 6 .000 11/01/34 7,831
8,266,231 FNMA 2 .500 12/01/34 7,344,974
11,835,198 FNMA 3 .000 12/01/34 10,780,123
2,251 FNMA 5 .000 12/01/34 2,205
1,356 FNMA 5 .500 12/01/34 1,349
6,220 FNMA 6 .000 12/01/34 6,157
209,409 FNMA 4 .500 01/01/35 197,487
19,135 FNMA 5 .500 01/01/35 18,676
6,166,453 FNMA 3 .500 02/01/35 5,787,247
438,583 FNMA 5 .500 02/01/35 436,341
19,410 FNMA 5 .500 02/01/35 19,318

See Notes to Financial Statements
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
MORTGAGE BACKED—continued
$ 5,283,964 FNMA 2 .500% 03/01/35 $ 4,670,642
65,444 FNMA 5 .500 04/01/35 63,388
18,764 FNMA 6 .000 04/01/35 19,078
18,182 FNMA 6 .000 04/01/35 18,465
6,696,122 FNMA 2 .500 05/01/35 5,935,561
5,932,197 FNMA 3 .000 05/01/35 5,383,096
24,273 FNMA 6 .000 05/01/35 24,337
7,212 FNMA 5 .000 06/01/35 7,067
22,211 FNMA 5 .000 07/01/35 21,763
1,015 (c) FNMA LIBOR 12 M + 1.570% 5 .820 07/01/35 998
1,918,298 FNMA 3 .000 08/01/35 1,711,734
45,006 FNMA 4 .500 08/01/35 42,420
34,038 FNMA 5 .000 08/01/35 33,340
47,240 FNMA 5 .000 08/01/35 46,287
1,587 FNMA 4 .500 09/01/35 1,494
1,988 FNMA 4 .500 09/01/35 1,875
5,586 FNMA 5 .500 09/01/35 5,559
6,836,766 FNMA 2 .500 10/01/35 6,043,159
18,328 FNMA 5 .000 10/01/35 17,625
62,023 FNMA 5 .500 10/01/35 60,757
15,765,165 FNMA 1 .500 11/01/35 13,219,763
14,523,433 FNMA 2 .000 11/01/35 12,510,276
7,241,326 FNMA 2 .500 11/01/35 6,401,364
41,428 FNMA 5 .500 11/01/35 41,322
5,880,536 FNMA 2 .000 12/01/35 5,076,262
20,799,546 FNMA 1 .500 01/01/36 17,440,950
2,443,228 FNMA 3 .500 01/01/36 2,240,829
11,206 (c) FNMA LIBOR 12 M + 1.535% 3 .985 02/01/36 10,962
152,871 FNMA 5 .000 02/01/36 149,718
14,270,271 FNMA 1 .500 03/01/36 11,965,844
69,533,951 FNMA 2 .000 03/01/36 59,764,937
62,394 FNMA 6 .000 03/01/36 63,440
12,034,957 FNMA 1 .500 04/01/36 10,091,337
7,851,382 FNMA 1 .000 05/01/36 6,423,219
22,579,135 FNMA 1 .500 05/01/36 18,932,470
14,593,174 FNMA 2 .000 05/01/36 12,533,877
775,919 FNMA 3 .500 05/01/36 711,621
944 FNMA 5 .000 05/01/36 925
112,143 FNMA 6 .000 06/01/36 113,892
14,991,652 FNMA 2 .000 07/01/36 12,885,334
14,759 (c) FNMA LIBOR 12 M + 1.594% 5 .844 07/01/36 14,497
5,815 FNMA 6 .000 07/01/36 5,772
19,529 FNMA 6 .500 07/01/36 19,685
6,123,925 FNMA 3 .000 08/01/36 5,464,397
47,197 FNMA 5 .500 08/01/36 45,702
67,357 FNMA 6 .500 08/01/36 68,759
12,112,648 FNMA 1 .500 09/01/36 10,096,254
15,559,960 FNMA 2 .000 09/01/36 13,368,751
14,602,094 FNMA 2 .500 09/01/36 12,895,403
997,291 FNMA 3 .000 09/01/36 889,845
5,678 FNMA 5 .500 09/01/36 5,650
1,868 FNMA 6 .500 09/01/36 1,941
7,606 FNMA 6 .500 09/01/36 7,772
9,336 FNMA 6 .000 10/01/36 9,492
24,971,523 FNMA 1 .500 11/01/36 20,821,941
21,675,531 FNMA 2 .000 11/01/36 18,629,537
2,209,798 FNMA 3 .000 11/01/36 1,971,695
4,516 FNMA 6 .500 11/01/36 4,671
29,073 FNMA 6 .000 12/01/36 29,561
10,577,553 FNMA 1 .500 01/01/37 8,819,671
10,306,820 FNMA 2 .000 01/01/37 8,842,456

Bond Index Fund September 30, 2023

See Notes to Financial Statements
Portfolio of Investments
(continued)
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
MORTGAGE BACKED—continued
$ 5,183 (c) FNMA LIBOR 12 M + 1.729% 4 .074% 01/01/37 $ 5,117
11,408 FNMA 5 .500 01/01/37 11,395
4,301,657 FNMA 1 .500 02/01/37 3,586,734
84,799 FNMA 5 .500 02/01/37 83,349
5,295 FNMA 6 .000 02/01/37 5,383
10,502 FNMA 7 .000 02/01/37 10,736
552 (c) FNMA LIBOR 6 M + 1.460% 7 .161 02/01/37 560
33,902,450 FNMA 2 .000 03/01/37 29,073,972
1,747 (c) FNMA LIBOR 12 M + 1.875% 4 .375 03/01/37 1,718
837 FNMA 5 .000 03/01/37 815
27,745 FNMA 6 .500 03/01/37 28,662
40,144 FNMA 6 .500 03/01/37 41,463
22,481,422 FNMA 2 .000 04/01/37 19,281,694
8,560,196 FNMA 2 .500 04/01/37 7,543,993
18,085 FNMA 7 .000 04/01/37 18,557
11,589,744 Federal National Mortgage Association (FNMA) 1 .500 05/01/37 9,656,149
32,961 FNMA 5 .000 05/01/37 32,197
6,224 FNMA 5 .500 06/01/37 6,217
5,365 (c) FNMA LIBOR 12 M + 1.782% 5 .692 06/01/37 5,291
4,394,153 FNMA 3 .000 08/01/37 3,974,655
8,121 FNMA 5 .500 08/01/37 8,089
2,855 FNMA 6 .000 08/01/37 2,878
13,192 FNMA 5 .500 09/01/37 12,774
25,225 FNMA 6 .000 09/01/37 25,184
46,538 FNMA 6 .000 09/01/37 46,439
16,640 FNMA 6 .000 09/01/37 16,605
18,388 FNMA 6 .000 09/01/37 18,669
67,519 FNMA 6 .000 09/01/37 68,053
5,777 FNMA 6 .500 09/01/37 5,807
3,793 FNMA 6 .500 09/01/37 3,817
5,508 (c) FNMA DGS1 + 2.275% 4 .400 10/01/37 5,475
3,979 FNMA 6 .500 10/01/37 4,067
6,271,575 FNMA 3 .000 11/01/37 5,672,612
6,110,826 FNMA 3 .500 11/01/37 5,472,456
4,567,688 FNMA 4 .000 11/01/37 4,311,665
55,288 FNMA 5 .500 11/01/37 55,158
100,858 FNMA 6 .000 11/01/37 102,473
2,435 FNMA 7 .000 11/01/37 2,412
1,995,639 FNMA 3 .000 12/01/37 1,776,505
1,996,670 FNMA 4 .000 01/01/38 1,828,490
456 FNMA 6 .500 01/01/38 459
3,598,172 FNMA 4 .500 02/01/38 3,448,984
2,605,591 FNMA 5 .000 02/01/38 2,539,857
28,399 FNMA 5 .500 02/01/38 28,250
14,806 FNMA 6 .500 02/01/38 14,877
8,437 FNMA 7 .000 02/01/38 8,931
6,978 (c) FNMA LIBOR 12 M + 1.770% 4 .520 03/01/38 6,859
2,666 FNMA 5 .000 03/01/38 2,609
1,368 FNMA 5 .000 03/01/38 1,338
6,360 FNMA 5 .500 03/01/38 6,348
2,423 FNMA 6 .000 03/01/38 2,480
4,563 FNMA 6 .500 03/01/38 4,655
7,553 FNMA 6 .500 03/01/38 7,589
4,558 FNMA 6 .500 03/01/38 4,580
56,072 FNMA 5 .500 04/01/38 55,821
105,837 FNMA 6 .000 04/01/38 107,452
11,259 FNMA 4 .500 05/01/38 10,550
324,961 FNMA 5 .000 05/01/38 318,359
75,111 FNMA 5 .000 05/01/38 73,499
223,779 FNMA 6 .000 06/01/38 227,426
419,928 FNMA 6 .500 06/01/38 430,106

See Notes to Financial Statements
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
MORTGAGE BACKED—continued
$ 80,389 FNMA 6 .000% 07/01/38 $ 81,707
580 (c) FNMA LIBOR 12 M + 1.603% 5 .853 08/01/38 576
249,946 FNMA 6 .000 09/01/38 253,886
9,369 (c) FNMA LIBOR 12 M + 1.321% 3 .571 10/01/38 9,216
575 FNMA 6 .000 10/01/38 568
3,398 FNMA 5 .500 11/01/38 3,350
1,392 FNMA 5 .000 12/01/38 1,360
230,689 FNMA 5 .500 12/01/38 230,289
17,641 FNMA 4 .500 01/01/39 16,573
18,875 FNMA 5 .000 01/01/39 18,210
894,436 FNMA 5 .000 01/01/39 871,312
32,308 FNMA 5 .500 01/01/39 31,753
130,544 FNMA 5 .500 01/01/39 130,344
11,299 FNMA 6 .000 01/01/39 11,376
1,215 FNMA 6 .000 01/01/39 1,200
44,423 FNMA 4 .500 02/01/39 41,967
146,340 FNMA 4 .500 02/01/39 138,250
63,170 FNMA 4 .500 02/01/39 59,676
3,223 FNMA 5 .500 02/01/39 3,209
136,567 FNMA 4 .000 04/01/39 125,072
7,489 FNMA 5 .500 04/01/39 7,410
256,309 FNMA 4 .500 05/01/39 242,122
42,236 FNMA 4 .500 05/01/39 39,847
132,159 FNMA 4 .500 06/01/39 124,418
47,836 FNMA 4 .500 06/01/39 45,190
106,530 FNMA 5 .500 06/01/39 106,411
27,561 FNMA 4 .500 07/01/39 26,036
27,642 FNMA 4 .500 07/01/39 26,078
2,569 FNMA 5 .000 07/01/39 2,514
2,479 (c) FNMA LIBOR 12 M + 1.835% 6 .085 07/01/39 2,471
465,388 FNMA 4 .000 08/01/39 426,173
83,564 FNMA 4 .000 08/01/39 76,522
7,426 FNMA 4 .500 08/01/39 7,015
323,489 FNMA 4 .500 08/01/39 305,165
91,188 FNMA 4 .500 08/01/39 86,028
335,904 FNMA 5 .000 08/01/39 328,590
2,814 FNMA 5 .000 08/01/39 2,754
5,606 (c) FNMA LIBOR 12 M + 1.650% 5 .900 08/01/39 5,530
4,279 (c) FNMA LIBOR 12 M + 1.690% 5 .940 08/01/39 4,258
183,198 FNMA 4 .000 09/01/39 167,749
19,701 FNMA 5 .000 09/01/39 19,276
85,683 FNMA 5 .500 09/01/39 85,255
51,895 FNMA 6 .000 09/01/39 52,727
175,483 FNMA 6 .500 10/01/39 180,994
8,228 FNMA 5 .000 11/01/39 8,037
200,455 FNMA 4 .000 12/01/39 183,553
21,892 FNMA 4 .500 12/01/39 20,681
44,440 FNMA 4 .500 12/01/39 41,924
713,249 FNMA 4 .500 12/01/39 673,777
7,601 (c) FNMA LIBOR 12 M + 1.815% 4 .160 01/01/40 7,707
15,802 FNMA 4 .500 01/01/40 14,927
16,803 FNMA 5 .000 01/01/40 16,427
114,064 FNMA 6 .000 02/01/40 115,804
5,390,730 FNMA 2 .500 03/01/40 4,496,702
144,167 FNMA 4 .500 03/01/40 136,193
67,482 FNMA 4 .500 03/01/40 63,749
6,859 FNMA 5 .000 03/01/40 6,705
7,011,810 FNMA 2 .500 04/01/40 5,842,365
6,913,857 FNMA 3 .000 04/01/40 5,980,210
7,391 FNMA 4 .500 04/01/40 6,982
235,917 FNMA 5 .000 04/01/40 230,606

Bond Index Fund September 30, 2023

See Notes to Financial Statements
Portfolio of Investments
(continued)
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
MORTGAGE BACKED—continued
$ 166,456 FNMA 5 .000% 04/01/40 $ 162,881
26,035 (c) FNMA LIBOR 12 M + 1.835% 4 .257 05/01/40 26,456
7,708 FNMA 4 .500 05/01/40 7,226
12,191 (c) FNMA LIBOR 12 M + 1.770% 5 .033 05/01/40 11,943
13,451 (c) FNMA LIBOR 12 M + 1.835% 5 .210 05/01/40 13,153
6,259,249 FNMA 2 .500 06/01/40 5,215,311
15,421 FNMA 4 .500 07/01/40 14,567
13,961 FNMA 4 .500 07/01/40 13,189
21,257 FNMA 5 .000 07/01/40 20,781
134,429 FNMA 4 .500 08/01/40 126,998
189,884 FNMA 4 .500 08/01/40 179,388
136,393 FNMA 5 .000 08/01/40 133,080
290,496 FNMA 4 .500 09/01/40 274,420
139,887 FNMA 4 .500 09/01/40 132,144
315,920 FNMA 6 .000 09/01/40 321,219
45,994 FNMA 3 .500 10/01/40 40,829
199,684 FNMA 4 .000 10/01/40 182,837
441,792 FNMA 4 .000 10/01/40 404,543
347,749 FNMA 4 .500 10/01/40 328,500
412,781 FNMA 3 .500 11/01/40 366,408
420,760 FNMA 4 .000 11/01/40 385,259
467,745 FNMA 4 .000 11/01/40 428,318
259,401 FNMA 4 .000 11/01/40 237,515
49,524 FNMA 4 .500 11/01/40 46,783
13,632,015 FNMA 2 .000 12/01/40 11,036,390
133,897 FNMA 4 .000 12/01/40 122,600
23,582 (c) FNMA LIBOR 12 M + 1.823% 4 .073 12/01/40 23,229
1,158,857 FNMA 4 .500 12/01/40 1,094,760
13,104 FNMA 3 .500 01/01/41 11,632
4,658,538 FNMA 1 .500 02/01/41 3,601,840
11,223,727 FNMA 2 .000 02/01/41 9,045,954
57,680 FNMA 3 .500 02/01/41 51,203
388,629 FNMA 4 .000 02/01/41 355,865
17,508 (c) FNMA LIBOR 12 M + 1.819% 4 .197 02/01/41 17,732
382,876 FNMA 4 .000 03/01/41 350,567
15,859,832 FNMA 2 .000 04/01/41 12,747,624
292,099 FNMA 4 .500 04/01/41 275,936
276,368 FNMA 4 .500 05/01/41 261,072
80,420 FNMA 4 .500 05/01/41 75,967
174,768 FNMA 4 .500 06/01/41 164,865
241,893 FNMA 4 .500 07/01/41 228,499
33,508 (c) FNMA LIBOR 12 M + 1.782% 5 .696 07/01/41 34,159
12,336,915 FNMA 2 .000 08/01/41 9,910,106
21,669,703 FNMA 1 .500 09/01/41 16,726,740
4,178,850 FNMA 2 .000 09/01/41 3,350,623
529,799 FNMA 4 .000 09/01/41 485,093
337,573 FNMA 4 .500 09/01/41 318,444
140,613 FNMA 5 .500 09/01/41 140,456
12,919,228 FNMA 1 .500 10/01/41 9,972,200
8,398,882 FNMA 2 .000 10/01/41 6,714,343
21,772 (c) FNMA LIBOR 12 M + 1.815% 4 .127 10/01/41 21,654
12,842,666 FNMA 2 .000 11/01/41 10,268,465
227,591 FNMA 3 .500 11/01/41 202,003
186,164 FNMA 3 .500 11/01/41 165,234
8,222,163 FNMA 3 .500 12/01/41 7,297,195
1,346,505 FNMA 3 .500 12/01/41 1,195,132
233,123 FNMA 4 .000 12/01/41 213,447
80,776 (c) FNMA LIBOR 12 M + 1.750% 4 .749 12/01/41 81,957
12,882,483 FNMA 2 .500 01/01/42 10,618,855
7,005,949 FNMA 2 .000 03/01/42 5,587,128
643,901 FNMA 3 .500 03/01/42 571,487

See Notes to Financial Statements
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
MORTGAGE BACKED—continued
$ 424,120 FNMA 4 .000% 03/01/42 $ 388,361
6,857,889 FNMA 3 .000 04/01/42 5,811,134
1,573,168 FNMA 3 .500 04/01/42 1,395,857
593,748 FNMA 3 .500 04/01/42 526,928
546,488 FNMA 4 .500 04/01/42 516,240
563,689 FNMA 5 .000 04/01/42 550,600
4,053,703 FNMA 2 .500 05/01/42 3,331,545
388,426 FNMA 4 .000 05/01/42 355,682
374,326 FNMA 5 .000 05/01/42 363,396
472,344 FNMA 3 .000 06/01/42 403,786
1,824,879 FNMA 3 .500 06/01/42 1,618,625
1,476,030 FNMA 4 .000 06/01/42 1,351,420
1,103,142 FNMA 4 .000 06/01/42 1,010,009
2,692,738 FNMA 3 .500 07/01/42 2,389,266
575,074 FNMA 4 .500 07/01/42 543,230
622,719 FNMA 3 .500 08/01/42 552,587
1,020,795 FNMA 3 .000 09/01/42 872,636
1,298,823 FNMA 3 .500 09/01/42 1,151,618
6,569,259 FNMA 4 .500 09/01/42 6,205,998
2,367,211 FNMA 3 .000 10/01/42 2,023,609
590,033 FNMA 3 .500 10/01/42 523,096
1,107,902 FNMA 2 .500 01/01/43 902,260
3,519,837 FNMA 3 .000 01/01/43 3,008,896
3,973,502 FNMA 3 .000 02/01/43 3,396,685
7,656,192 FNMA 3 .000 04/01/43 6,544,638
10,862,404 FNMA 3 .000 04/01/43 9,285,358
942,507 FNMA 3 .000 04/01/43 805,684
2,714,690 FNMA 3 .000 04/01/43 2,320,588
2,587,716 FNMA 3 .000 06/01/43 2,211,994
62,630 (c) FNMA LIBOR 12 M + 1.695% 5 .567 06/01/43 61,590
2,447,372 FNMA 3 .000 07/01/43 2,092,026
6,274,577 FNMA 3 .500 07/01/43 5,556,506
1,759,275 FNMA 3 .500 07/01/43 1,557,937
22,997 (c) FNMA LIBOR 12 M + 1.550% 5 .800 07/01/43 22,757
2,174,742 FNMA 3 .000 08/01/43 1,859,007
1,129,603 FNMA 4 .000 08/01/43 1,034,225
1,900,313 FNMA 3 .000 09/01/43 1,624,414
1,971,491 FNMA 3 .500 09/01/43 1,745,646
1,911,546 FNMA 3 .500 10/01/43 1,692,976
172,197 FNMA 4 .500 10/01/43 161,423
516,023 FNMA 4 .000 11/01/43 471,801
1,078,418 FNMA 4 .000 11/01/43 987,122
328,242 FNMA 4 .500 12/01/43 308,029
1,167,094 FNMA 4 .500 12/01/43 1,095,213
1,276,818 FNMA 4 .000 01/01/44 1,167,668
17,258,848 FNMA 4 .000 03/01/44 15,801,472
773,804 FNMA 4 .000 05/01/44 706,744
807,624 FNMA 4 .000 07/01/44 737,933
797,656 FNMA 4 .000 07/01/44 728,698
552,082 FNMA 3 .500 09/01/44 486,323
696,460 FNMA 4 .000 09/01/44 635,965
1,798,786 FNMA 3 .500 10/01/44 1,586,049
4,824,519 FNMA 5 .000 11/01/44 4,700,060
723,224 FNMA 4 .000 12/01/44 660,406
1,864,050 FNMA 3 .000 01/01/45 1,590,249
6,335,477 FNMA 3 .000 01/01/45 5,416,813
7,476,698 FNMA 3 .500 01/01/45 6,622,853
2,980,746 FNMA 3 .500 02/01/45 2,621,323
1,927,350 FNMA 3 .000 04/01/45 1,630,663
2,512,733 FNMA 3 .500 05/01/45 2,208,665
3,014,802 FNMA 3 .500 07/01/45 2,649,118

Bond Index Fund September 30, 2023

See Notes to Financial Statements
Portfolio of Investments
(continued)
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
MORTGAGE BACKED—continued
$ 2,945,481 FNMA 4 .000% 07/01/45 $ 2,683,217
9,919,239 FNMA 3 .500 09/01/45 8,794,882
4,677,382 FNMA 3 .000 11/01/45 3,957,575
1,914,411 FNMA 3 .500 11/01/45 1,680,653
5,942,580 FNMA 4 .000 11/01/45 5,413,134
1,513,516 FNMA 3 .500 12/01/45 1,327,763
5,600,384 FNMA 3 .500 12/01/45 4,913,624
2,671,620 FNMA 3 .500 12/01/45 2,344,298
7,616,533 FNMA 3 .500 01/01/46 6,698,362
1,453,074 FNMA 3 .500 02/01/46 1,274,891
3,851,907 FNMA 3 .500 04/01/46 3,388,123
2,255,744 FNMA 4 .500 05/01/46 2,116,932
2,018,425 FNMA 3 .000 06/01/46 1,706,757
3,061,283 FNMA 3 .500 07/01/46 2,683,959
5,373,280 FNMA 3 .500 08/01/46 4,764,730
3,121,651 FNMA 4 .000 08/01/46 2,837,333
3,187,146 FNMA 3 .000 09/01/46 2,685,933
3,952,551 FNMA 3 .000 10/01/46 3,337,610
20,545,871 FNMA 3 .000 11/01/46 17,420,532
1,835,472 FNMA 3 .500 12/01/46 1,608,095
24,398,173 FNMA 3 .000 01/01/47 20,628,283
3,084,369 FNMA 3 .000 02/01/47 2,604,369
2,066,654 FNMA 4 .000 02/01/47 1,876,208
4,355,358 FNMA 3 .000 03/01/47 3,676,651
2,644,226 FNMA 3 .500 03/01/47 2,316,110
600,610 FNMA 4 .000 03/01/47 545,263
469,330 FNMA 4 .500 03/01/47 438,686
3,851,768 FNMA 3 .000 04/01/47 3,259,646
6,140,982 FNMA 3 .000 04/01/47 5,184,009
3,505,771 FNMA 3 .500 04/01/47 3,063,293
1,760,236 FNMA 3 .500 05/01/47 1,549,210
3,501,247 FNMA 3 .500 07/01/47 3,103,247
13,494,155 FNMA 4 .000 07/01/47 12,213,714
3,222,291 FNMA 3 .500 10/01/47 2,821,066
17,899,604 FNMA 3 .500 11/01/47 15,670,870
1,380,755 FNMA 4 .500 11/01/47 1,294,063
1,774,875 FNMA 3 .500 01/01/48 1,557,355
6,459,927 FNMA 4 .000 01/01/48 5,859,572
1,014,787 FNMA 3 .000 02/01/48 853,370
1,455,463 FNMA 3 .500 02/01/48 1,274,233
10,112,364 FNMA 3 .500 04/01/48 8,853,170
2,059,545 FNMA 4 .000 04/01/48 1,876,108
176,950 FNMA 4 .500 04/01/48 165,584
3,126,336 FNMA 3 .500 06/01/48 2,737,016
5,310,966 FNMA 4 .000 07/01/48 4,814,887
3,420,656 FNMA 4 .500 07/01/48 3,200,931
1,949,939 FNMA 4 .000 08/01/48 1,765,995
1,434,264 FNMA 4 .000 10/01/48 1,298,509
1,980,009 FNMA 4 .500 10/01/48 1,850,613
16,289,618 FNMA 3 .000 11/01/48 13,757,959
3,965,178 FNMA 4 .000 11/01/48 3,584,809
1,368,042 FNMA 4 .500 11/01/48 1,276,969
1,458,372 FNMA 4 .000 12/01/48 1,319,431
1,223,297 FNMA 4 .500 01/01/49 1,141,041
3,263,306 FNMA 4 .500 02/01/49 3,048,713
4,304,326 FNMA 4 .000 04/01/49 3,887,553
3,805,731 FNMA 5 .000 04/01/49 3,666,106
4,691,875 FNMA 3 .500 07/01/49 4,092,228
17,209,222 FNMA 3 .500 08/01/49 15,065,807
2,816,667 FNMA 4 .000 08/01/49 2,540,034
10,319,363 FNMA 3 .000 09/01/49 8,624,274

See Notes to Financial Statements
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
MORTGAGE BACKED—continued
$ 5,985,238 FNMA 3 .000% 12/01/49 $ 5,000,836
12,898,786 FNMA 3 .000 12/01/49 10,856,316
11,215,877 FNMA 3 .000 12/01/49 9,368,877
13,879,324 FNMA 2 .500 01/01/50 11,113,443
22,478,672 FNMA 3 .000 02/01/50 18,824,234
10,425,203 FNMA 3 .500 02/01/50 9,156,425
14,225,344 FNMA 3 .000 03/01/50 11,856,989
20,461,037 FNMA 3 .000 05/01/50 17,072,380
11,337,776 FNMA 3 .000 06/01/50 9,454,986
8,606,099 FNMA 4 .000 06/01/50 7,755,841
10,584,516 FNMA 4 .000 08/01/50 9,525,026
29,877,171 FNMA 2 .500 09/01/50 23,977,134
160,805,839 FNMA 2 .500 10/01/50 128,659,313
20,199,239 FNMA 1 .500 11/01/50 14,533,757
98,899,218 FNMA 2 .000 11/01/50 75,734,704
14,412,391 FNMA 2 .500 11/01/50 11,537,837
57,048,160 FNMA 1 .500 12/01/50 41,047,109
104,795,591 FNMA 2 .000 12/01/50 80,225,419
9,341,847 FNMA 2 .500 12/01/50 7,494,545
79,560,207 FNMA 2 .000 01/01/51 60,869,480
8,347,194 FNMA 1 .500 02/01/51 6,020,107
7,577,080 FNMA 2 .000 02/01/51 5,791,718
94,633,036 FNMA 2 .500 02/01/51 75,451,300
38,220,339 FNMA 1 .500 03/01/51 27,505,795
108,140,844 FNMA 2 .000 03/01/51 82,648,598
21,861,880 FNMA 1 .500 04/01/51 15,729,832
130,955,682 FNMA 2 .000 04/01/51 99,815,730
29,478,698 FNMA 2 .500 04/01/51 23,471,375
83,521,492 FNMA 2 .000 05/01/51 63,824,117
6,406,257 FNMA 1 .500 06/01/51 4,615,282
80,639,532 FNMA 2 .000 06/01/51 61,612,844
47,583,342 FNMA 2 .500 06/01/51 37,900,749
51,470,267 FNMA 2 .000 07/01/51 39,323,035
116,339,636 FNMA 2 .000 08/01/51 88,876,554
95,805,528 FNMA 2 .500 08/01/51 76,345,563
43,853,324 FNMA 2 .000 09/01/51 33,499,064
41,699,504 FNMA 2 .500 09/01/51 33,226,802
2,406,865 FNMA 2 .500 10/01/51 1,916,956
11,244,302 FNMA 1 .500 11/01/51 8,090,195
93,330,493 FNMA 2 .000 11/01/51 71,140,758
43,386,325 FNMA 2 .500 11/01/51 34,522,908
72,666,825 FNMA 2 .000 12/01/51 55,366,884
68,140,450 FNMA 2 .000 12/01/51 51,955,982
89,600,583 FNMA 2 .500 12/01/51 71,213,574
89,347,712 FNMA 2 .500 01/01/52 70,985,486
57,792,371 FNMA 3 .000 01/01/52 48,106,893
65,682,091 FNMA 2 .000 02/01/52 50,041,123
16,703,462 FNMA 3 .500 02/01/52 14,391,398
50,037,393 FNMA 2 .000 03/01/52 38,113,677
77,435,518 FNMA 2 .500 03/01/52 61,519,845
8,714,733 FNMA 3 .500 03/01/52 7,507,301
14,077,758 FNMA 2 .000 04/01/52 10,720,993
29,028,753 FNMA 2 .500 04/01/52 23,044,636
8,995,717 FNMA 3 .500 04/01/52 7,748,023
53,718,758 FNMA 2 .500 05/01/52 42,678,186
22,537,000 FNMA 3 .000 05/01/52 18,660,991
7,366,653 FNMA 3 .500 05/01/52 6,343,698
56,383,540 FNMA 4 .000 05/01/52 50,245,782
9,403,540 FNMA 2 .500 06/01/52 7,472,001
7,913,709 FNMA 3 .500 06/01/52 6,810,915
13,843,667 FNMA 4 .000 06/01/52 12,336,910

Bond Index Fund September 30, 2023

See Notes to Financial Statements
Portfolio of Investments
(continued)
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
MORTGAGE BACKED—continued
$ 31,879,670 FNMA 4 .500% 06/01/52 $ 29,287,191
17,736,839 FNMA 3 .000 07/01/52 14,678,192
11,288,335 FNMA 3 .000 07/01/52 9,344,663
5,478,215 FNMA 3 .500 07/01/52 4,717,095
27,496,621 FNMA 3 .500 07/01/52 23,665,753
9,363,660 FNMA 4 .000 07/01/52 8,344,479
38,713,505 FNMA 4 .000 07/01/52 34,483,574
9,237,923 FNMA 4 .500 07/01/52 8,486,715
23,149,282 FNMA 4 .500 07/01/52 21,263,845
22,589,769 FNMA 5 .000 07/01/52 21,326,984
12,625,876 FNMA 2 .500 08/01/52 10,031,004
4,565,925 FNMA 5 .000 08/01/52 4,312,040
19,107,595 FNMA 3 .500 09/01/52 16,442,878
5,010,284 FNMA 4 .000 09/01/52 4,462,925
29,142,416 FNMA 4 .500 09/01/52 26,768,558
25,765,486 FNMA 5 .000 09/01/52 24,330,806
4,437,135 FNMA 3 .000 10/01/52 3,673,069
8,578,114 FNMA 4 .000 10/01/52 7,641,875
53,698,639 FNMA 4 .500 10/01/52 49,325,916
26,671,834 FNMA 5 .000 10/01/52 25,182,500
15,192,586 FNMA 5 .500 10/01/52 14,690,988
16,460,065 FNMA 3 .000 11/01/52 13,623,384
15,019,762 FNMA 3 .500 11/01/52 12,925,264
10,517,478 FNMA 4 .000 11/01/52 9,368,511
31,377,323 FNMA 5 .000 11/01/52 29,625,299
9,238,659 FNMA 5 .500 11/01/52 8,939,356
8,944,884 FNMA 6 .000 11/01/52 8,842,557
3,048,095 FNMA 4 .000 12/01/52 2,715,120
14,917,058 FNMA 5 .500 12/01/52 14,429,550
15,445,149 FNMA 5 .500 01/01/53 14,940,363
21,768,199 FNMA 6 .000 01/01/53 21,496,218
6,011,997 FNMA 6 .500 01/01/53 6,045,856
15,622,749 FNMA 5 .000 02/01/53 14,749,819
19,700,223 FNMA 5 .500 02/01/53 19,049,256
9,735,856 FNMA 6 .000 02/01/53 9,612,730
820,914 FNMA 7 .000 02/01/53 837,834
2,122,944 FNMA 3 .500 03/01/53 1,826,890
2,102,995 FNMA 4 .000 03/01/53 1,873,247
3,024,778 FNMA 4 .500 03/01/53 2,778,590
3,033,992 FNMA 5 .000 03/01/53 2,863,540
7,261,200 FNMA 6 .000 03/01/53 7,168,384
3,431,576 FNMA 6 .500 03/01/53 3,449,128
2,898,140 FNMA 5 .000 04/01/53 2,735,839
7,559,918 FNMA 5 .500 04/01/53 7,308,670
3,670,183 FNMA 6 .000 04/01/53 3,623,268
1,799,589 FNMA 6 .500 04/01/53 1,808,725
6,363,957 FNMA 4 .000 05/01/53 5,668,691
10,996,327 FNMA 5 .000 05/01/53 10,379,936
27,040,909 (b) FNMA 5 .500 05/01/53 26,142,223
10,223,508 FNMA 4 .500 06/01/53 9,391,384
2,957,620 FNMA 5 .500 06/01/53 2,859,326
20,176,076 FNMA 5 .000 07/01/53 19,042,982
38,479,727 FNMA 5 .500 07/01/53 37,200,879
30,364,380 (b) FNMA 6 .000 07/01/53 29,976,239
8,432,753 FNMA 6 .500 07/01/53 8,475,784
7,138,178 Federal National Mortgage Association (FNMA) 5 .000 08/01/53 6,737,751
5,714,381 FNMA 6 .500 08/01/53 5,741,983
9,910,000 (b) Federal National Mortgage Association (FNMA) 6 .500 10/01/53 9,957,774
1,644,113 FNMA 3 .500 07/01/55 1,440,774
20 Government National Mortgage Association (GNMA) 4 .500 01/20/24 20
587 GNMA 4 .000 04/15/24 583

See Notes to Financial Statements
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
MORTGAGE BACKED—continued
$ 20 GNMA 4 .500% 07/15/24 $ 20
4,842 GNMA 4 .000 08/15/24 4,794
925 GNMA 4 .500 08/15/24 890
1,344 GNMA 4 .000 09/15/24 1,333
1,020 GNMA 4 .500 01/15/25 981
11,247 GNMA 4 .000 08/15/25 11,042
5,964 GNMA 3 .500 03/15/26 5,806
6,910 GNMA 4 .000 04/15/26 6,599
8,304 GNMA 4 .000 06/20/26 8,126
13,202 GNMA 3 .500 11/20/26 12,837
65,638 GNMA 3 .000 12/15/26 63,436
234,989 GNMA 2 .500 04/20/27 224,760
197,493 GNMA 2 .500 09/20/27 188,162
58 GNMA 6 .500 09/15/28 58
77 GNMA 6 .500 09/15/28 78
675 GNMA 6 .500 11/15/28 679
125 GNMA 7 .500 11/15/28 124
323,430 GNMA 3 .500 11/20/28 311,902
4,145 GNMA 8 .500 10/15/30 4,157
1,361 GNMA 8 .500 10/20/30 1,400
183 GNMA 8 .500 12/15/30 193
189 GNMA 7 .000 06/20/31 192
1,739,780 GNMA 3 .000 08/20/32 1,606,049
73,475 GNMA 6 .000 10/15/32 74,918
9,496 GNMA 5 .500 12/20/32 9,408
25,767 GNMA 5 .500 05/15/33 25,040
2,541 GNMA 5 .000 07/15/33 2,425
11,566 GNMA 5 .500 07/15/33 11,270
2,655 GNMA 5 .000 07/20/33 2,606
11,965 GNMA 5 .000 08/15/33 11,454
43,769 GNMA 5 .500 09/15/33 42,812
36,673 GNMA 6 .000 11/20/33 37,475
15,530 GNMA 5 .500 05/20/34 15,537
23,164 GNMA 6 .000 09/20/34 23,193
1,602 GNMA 5 .000 10/20/34 1,569
43,717 GNMA 5 .500 11/15/34 43,238
21,783 GNMA 6 .500 01/15/35 22,224
12,582 GNMA 5 .500 02/20/35 12,561
236,284 GNMA 5 .000 03/20/35 231,440
69,040 GNMA 5 .000 04/15/35 66,711
71,225 GNMA 5 .500 05/20/35 71,606
2,492 GNMA 5 .000 09/20/35 2,441
2,962 GNMA 5 .000 11/15/35 2,854
1,888 GNMA 5 .000 11/15/35 1,841
19,916 GNMA 5 .500 02/20/36 20,023
2,858 GNMA 5 .500 03/15/36 2,838
6,485 GNMA 5 .500 05/20/36 6,486
2,418 GNMA 6 .500 06/15/36 2,446
61,194 GNMA 5 .500 06/20/36 61,522
3,817 GNMA 5 .000 09/15/36 3,724
2,056 GNMA 6 .000 09/15/36 2,048
6,120 GNMA 6 .000 10/20/36 6,308
4,032 GNMA 5 .000 12/15/36 3,933
3,743 GNMA 6 .000 01/20/37 3,858
54,700 GNMA 5 .500 02/15/37 53,727
13,431 GNMA 6 .000 02/20/37 13,844
93,072 GNMA 6 .000 04/15/37 95,358
39,207 GNMA 6 .000 04/20/37 39,176
5,508 GNMA 6 .000 06/15/37 5,461
7,366 GNMA 6 .000 08/20/37 7,592
6,354 GNMA 6 .500 08/20/37 6,707

Bond Index Fund September 30, 2023

See Notes to Financial Statements
Portfolio of Investments
(continued)
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
MORTGAGE BACKED—continued
$ 29,255 GNMA 6 .500% 11/20/37 $ 30,439
10,520 GNMA 6 .000 12/15/37 10,673
1,560 GNMA 5 .000 02/20/38 1,529
35,794 GNMA 5 .000 04/15/38 34,821
1,038 GNMA 5 .500 05/20/38 1,028
5,624 GNMA 5 .500 06/15/38 5,608
19,096 GNMA 6 .000 06/20/38 19,683
19,481 GNMA 5 .500 07/15/38 19,345
133,758 GNMA 5 .000 07/20/38 130,460
132,615 GNMA 5 .500 07/20/38 133,081
4,398 GNMA 5 .500 08/15/38 4,385
44,810 GNMA 6 .000 08/15/38 45,925
40,571 GNMA 6 .000 08/15/38 40,431
12,976 GNMA 6 .000 08/20/38 13,375
50,842 GNMA 6 .000 09/20/38 52,785
31,258 GNMA 5 .000 10/15/38 30,046
4,782 GNMA 5 .500 10/15/38 4,710
6,874 GNMA 6 .500 10/20/38 6,816
2,761 GNMA 6 .500 10/20/38 2,904
734 GNMA 5 .500 11/15/38 732
12,135 GNMA 6 .500 11/20/38 12,613
41,812 GNMA 6 .000 12/15/38 42,709
870 GNMA 6 .500 12/15/38 878
9,718 GNMA 5 .000 01/15/39 9,515
207,863 GNMA 4 .500 01/20/39 197,546
28,704 GNMA 6 .500 01/20/39 29,767
7,853 GNMA 5 .000 02/15/39 7,679
671 GNMA 6 .000 02/15/39 664
100,585 GNMA 4 .500 03/15/39 95,137
7,096 GNMA 4 .500 03/15/39 6,797
2,803 GNMA 4 .500 03/20/39 2,663
57,006 GNMA 5 .500 03/20/39 57,873
5,020 GNMA 4 .500 04/15/39 4,789
101,532 GNMA 5 .500 04/15/39 100,000
1,932 GNMA 5 .000 04/20/39 1,896
8,051 GNMA 4 .000 05/15/39 7,441
137,169 GNMA 4 .500 05/15/39 131,202
70,149 GNMA 5 .000 05/15/39 68,494
9,655 GNMA 4 .000 05/20/39 8,947
24,395 GNMA 4 .500 05/20/39 23,181
584,741 GNMA 5 .000 05/20/39 572,167
4,016 GNMA 4 .500 06/15/39 3,846
342,019 GNMA 4 .500 06/15/39 334,097
553,677 GNMA 5 .000 06/15/39 538,402
430,601 GNMA 5 .000 06/15/39 415,182
9,295 GNMA 5 .000 06/15/39 9,101
3,845 GNMA 5 .000 06/15/39 3,759
4,150 GNMA 5 .000 06/15/39 4,064
5,540 GNMA 4 .000 06/20/39 5,130
3,648 GNMA 5 .000 06/20/39 3,581
400,505 GNMA 4 .000 07/15/39 367,958
12,145 GNMA 4 .500 07/15/39 11,485
4,306 GNMA 4 .500 07/15/39 4,074
485,468 GNMA 4 .500 07/15/39 464,286
6,706 GNMA 5 .000 07/15/39 6,561
53,289 GNMA 4 .500 07/20/39 50,637
50,155 GNMA 5 .000 07/20/39 49,232
5,810 GNMA 5 .500 07/20/39 5,841
24,200 GNMA 4 .000 08/15/39 22,313
46,834 GNMA 5 .000 08/15/39 45,081
2,781 GNMA 5 .500 08/15/39 2,722

See Notes to Financial Statements
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
MORTGAGE BACKED—continued
$ 17,364 GNMA 6 .000% 08/15/39 $ 17,203
16,425 GNMA 4 .000 08/20/39 15,217
12,713 GNMA 5 .000 08/20/39 12,475
17,254 GNMA 5 .000 09/20/39 16,932
3,644 GNMA 4 .500 10/15/39 3,443
2,010 GNMA 5 .000 10/15/39 1,964
5,399 GNMA 4 .500 10/20/39 5,129
11,416 GNMA 4 .500 11/15/39 10,910
7,871 GNMA 4 .500 11/20/39 7,476
9,579 GNMA 5 .000 11/20/39 9,400
270,414 GNMA 4 .500 12/15/39 258,295
7,950 GNMA 4 .500 12/20/39 7,551
303,599 GNMA 5 .000 12/20/39 297,933
260,889 GNMA 4 .500 01/20/40 247,767
4,645 GNMA 5 .500 01/20/40 4,670
180,783 GNMA 5 .500 02/15/40 180,262
23,599 GNMA 4 .000 03/15/40 21,923
4,074 GNMA 5 .000 03/15/40 3,912
1,331 GNMA 4 .500 04/15/40 1,263
43,697 GNMA 5 .000 04/15/40 42,097
10,586 GNMA 4 .500 04/20/40 10,050
1,589 GNMA 4 .500 05/15/40 1,516
47,838 GNMA 5 .000 05/15/40 46,493
78,392 (c) GNMA DGS1 + 1.500% 3 .875 05/20/40 76,900
2,212 GNMA 4 .500 05/20/40 2,100
1,029,959 GNMA 4 .500 06/15/40 983,720
3,180 GNMA 4 .500 06/15/40 3,037
2,873 GNMA 4 .500 06/15/40 2,739
55,462 GNMA 5 .000 06/20/40 54,324
92,965 GNMA 4 .500 07/15/40 88,609
29,041 GNMA 4 .500 07/15/40 27,416
372,586 GNMA 4 .500 07/20/40 353,605
11,308 GNMA 5 .000 07/20/40 11,076
76,695 GNMA 4 .000 08/15/40 70,596
401,243 GNMA 4 .000 08/15/40 368,278
33,888 GNMA 4 .500 08/15/40 32,428
27,334 GNMA 4 .500 08/20/40 25,939
24,542 GNMA 4 .500 09/20/40 23,281
8,689 GNMA 5 .500 09/20/40 8,735
7,692 GNMA 6 .500 09/20/40 7,798
12,490 GNMA 4 .000 10/15/40 11,496
19,798 GNMA 6 .000 10/20/40 20,407
145,212 GNMA 4 .000 11/15/40 133,662
318,179 GNMA 4 .000 11/20/40 294,644
76,016 GNMA 3 .500 12/15/40 68,310
143,974 GNMA 5 .500 12/20/40 144,748
415,587 GNMA 4 .000 01/15/41 385,088
864,393 GNMA 4 .000 01/20/41 800,426
83,155 GNMA 4 .000 02/15/41 76,943
236,771 GNMA 4 .500 02/20/41 224,680
139,857 GNMA 4 .500 03/15/41 133,528
266,906 GNMA 4 .500 04/20/41 253,283
61,052 GNMA 5 .000 04/20/41 59,540
17,126 (c) GNMA DGS1 + 1.500% 3 .875 06/20/41 16,810
53,488 GNMA 4 .000 07/15/41 49,491
111,177 GNMA 4 .000 07/20/41 102,955
380,472 GNMA 4 .500 07/20/41 361,038
333,267 GNMA 5 .000 07/20/41 327,069
81,141 GNMA 4 .500 08/15/41 77,216
162,064 GNMA 5 .000 08/20/41 159,044
223,160 GNMA 4 .000 09/15/41 204,841

Bond Index Fund September 30, 2023

See Notes to Financial Statements
Portfolio of Investments
(continued)
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
MORTGAGE BACKED—continued
$ 11,152 (c) GNMA DGS1 + 1.500% 2 .625% 09/20/41 $ 10,848
518,060 GNMA 4 .000 09/20/41 479,738
38,391 GNMA 4 .000 10/15/41 35,523
22,682 (c) GNMA DGS1 + 1.500% 2 .750 10/20/41 21,984
12,524 (c) GNMA DGS1 + 1.500% 2 .750 10/20/41 12,139
666,778 GNMA 4 .000 10/20/41 617,344
94,171 GNMA 5 .500 10/20/41 94,677
182,460 GNMA 3 .500 11/15/41 163,985
466,643 GNMA 4 .000 11/15/41 429,536
872,345 GNMA 4 .500 11/20/41 827,771
408,386 GNMA 5 .000 11/20/41 400,761
89,373 GNMA 6 .000 11/20/41 92,126
474,928 GNMA 3 .500 01/20/42 424,521
61,747 (c) GNMA DGS1 + 1.500% 3 .625 02/20/42 61,367
225,575 GNMA 3 .500 03/20/42 201,664
434,235 GNMA 4 .500 03/20/42 412,047
419,297 GNMA 3 .500 04/15/42 376,797
923,520 GNMA 3 .500 05/20/42 814,989
2,139,756 GNMA 3 .500 05/20/42 1,913,602
497,862 GNMA 4 .000 05/20/42 460,390
900,037 GNMA 3 .500 07/15/42 808,735
84,659 (c) GNMA DGS1 + 1.500% 2 .625 07/20/42 82,379
501,722 GNMA 3 .500 07/20/42 448,844
663,217 GNMA 3 .000 08/20/42 571,564
909,693 GNMA 3 .500 08/20/42 807,348
2,091,681 GNMA 3 .500 08/20/42 1,871,184
425,810 GNMA 6 .000 08/20/42 438,875
846,913 GNMA 3 .500 10/20/42 757,927
986,740 GNMA 3 .000 11/20/42 850,349
985,017 GNMA 3 .000 12/20/42 845,680
1,155,103 GNMA 3 .000 12/20/42 995,437
627,034 GNMA 3 .000 01/15/43 545,612
2,674,670 GNMA 3 .000 01/15/43 2,327,309
861,713 GNMA 3 .000 01/20/43 742,621
1,474,764 GNMA 3 .000 02/20/43 1,268,649
1,152,367 GNMA 3 .000 02/20/43 1,005,053
246,334 GNMA 3 .000 04/15/43 214,356
270,956 GNMA 5 .000 04/20/43 265,942
582,020 GNMA 3 .000 05/20/43 501,572
884,429 GNMA 3 .000 06/20/43 762,164
2,242,242 GNMA 3 .500 06/20/43 1,978,763
1,934,979 GNMA 3 .000 07/20/43 1,667,526
913,370 GNMA 3 .500 07/20/43 817,930
3,799,648 GNMA 4 .500 08/20/43 3,610,192
1,263,307 GNMA 3 .500 09/20/43 1,131,553
406,568 GNMA 4 .000 09/20/43 375,359
5,312,226 GNMA 3 .500 10/20/43 4,759,732
2,430,953 GNMA 4 .000 10/20/43 2,244,665
227,750 GNMA 3 .500 11/20/43 203,992
437,776 GNMA 4 .000 11/20/43 403,493
419,835 GNMA 4 .500 12/20/43 398,907
462,991 GNMA 4 .500 01/20/44 439,914
548,828 GNMA 3 .500 02/20/44 491,010
742,489 GNMA 4 .000 02/20/44 685,020
739,947 GNMA 4 .000 05/20/44 682,483
778,544 GNMA 4 .000 06/20/44 718,068
1,993,372 GNMA 3 .500 07/20/44 1,778,977
6,195,314 GNMA 3 .500 10/20/44 5,524,361
645,128 GNMA 4 .500 10/20/44 612,955
1,418,253 GNMA 3 .500 11/20/44 1,264,330
1,780,566 GNMA 3 .000 12/20/44 1,538,473

See Notes to Financial Statements
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
MORTGAGE BACKED—continued
$ 3,301,975 GNMA 4 .000% 12/20/44 $ 3,040,111
4,467,800 GNMA 3 .500 02/20/45 3,980,720
2,657,326 GNMA 4 .000 03/20/45 2,446,856
1,824,807 GNMA 3 .000 04/20/45 1,572,556
3,895,367 GNMA 3 .000 06/20/45 3,356,985
8,857,289 GNMA 3 .000 07/20/45 7,576,732
3,028,113 GNMA 4 .000 10/20/45 2,782,089
5,115,248 GNMA 4 .000 11/20/45 4,695,108
2,273,906 GNMA 3 .000 12/20/45 1,959,571
2,035,466 GNMA 3 .500 12/20/45 1,805,315
10,938,233 GNMA 3 .000 03/20/46 9,383,199
3,824,719 GNMA 3 .000 04/20/46 3,270,579
2,319,778 GNMA 4 .000 04/20/46 2,126,484
10,267,050 GNMA 3 .000 05/20/46 8,847,013
6,346,446 GNMA 3 .500 05/20/46 5,658,498
2,346,505 GNMA 3 .000 06/20/46 2,021,542
1,423,215 GNMA 3 .500 06/20/46 1,269,365
1,773,300 GNMA 3 .000 07/20/46 1,531,448
3,029,123 GNMA 3 .500 08/20/46 2,694,601
1,716,868 GNMA 3 .000 09/20/46 1,481,038
7,050,732 GNMA 3 .500 09/20/46 6,268,450
3,364,522 GNMA 3 .000 10/20/46 2,896,799
1,860,733 GNMA 3 .000 12/20/46 1,603,305
11,593,297 GNMA 3 .000 01/20/47 9,978,764
1,324,496 GNMA 4 .000 01/20/47 1,213,143
2,866,254 GNMA 4 .000 04/20/47 2,627,629
3,060,371 GNMA 3 .500 05/20/47 2,727,842
1,551,727 GNMA 3 .500 06/20/47 1,377,606
1,966,895 GNMA 3 .000 07/20/47 1,696,845
3,534,247 GNMA 4 .500 07/20/47 3,323,882
3,683,746 GNMA 3 .000 08/20/47 3,165,607
4,102,908 GNMA 3 .500 08/20/47 3,641,251
7,290,035 GNMA 3 .000 09/20/47 6,259,642
9,231,502 GNMA 4 .000 09/20/47 8,482,890
6,597,079 GNMA 3 .500 11/20/47 5,850,122
4,895,209 GNMA 3 .500 12/20/47 4,351,059
3,107,318 GNMA 3 .500 01/20/48 2,763,180
3,903,990 GNMA 4 .000 05/20/48 3,569,196
2,909,171 GNMA 4 .000 06/20/48 2,646,835
6,755,616 GNMA 3 .500 07/20/48 5,983,984
3,021,609 GNMA 4 .000 08/20/48 2,757,250
2,085,494 GNMA 5 .000 08/20/48 2,004,569
1,938,428 GNMA 4 .500 09/20/48 1,816,017
1,670,496 GNMA 5 .000 10/20/48 1,607,140
1,353,258 GNMA 4 .500 11/20/48 1,267,773
3,110,401 GNMA 3 .500 04/20/49 2,755,930
10,525,170 GNMA 4 .500 04/20/49 9,858,683
3,211,060 GNMA 4 .000 05/20/49 2,925,726
2,043,115 GNMA 3 .500 06/20/49 1,806,781
4,608,485 GNMA 3 .500 09/20/49 4,066,894
3,319,538 GNMA 3 .500 11/20/49 2,927,520
26,069,722 GNMA 2 .500 12/20/49 21,424,458
13,971,276 GNMA 3 .000 02/20/50 11,879,230
7,183,492 GNMA 3 .500 02/20/50 6,335,178
10,179,091 GNMA 3 .500 04/20/50 8,971,849
9,673,422 GNMA 3 .000 05/20/50 8,247,297
34,821,568 GNMA 3 .000 08/20/50 29,644,429
10,052,968 GNMA 3 .000 09/20/50 8,558,507
15,648,787 GNMA 2 .500 10/20/50 12,827,807
41,142,026 GNMA 2 .000 11/20/50 32,697,670
21,922,191 GNMA 2 .500 12/20/50 17,964,838

Bond Index Fund September 30, 2023

See Notes to Financial Statements
Portfolio of Investments
(continued)
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
MORTGAGE BACKED—continued
$ 20,340,365 GNMA 2 .000% 01/20/51 $ 16,126,520
6,038,303 GNMA 2 .500 01/20/51 4,947,172
21,467,997 GNMA 2 .000 02/20/51 17,019,189
4,039,443 GNMA 1 .500 04/20/51 3,080,265
17,039,515 GNMA 2 .000 04/20/51 13,483,496
35,644,048 GNMA 2 .500 04/20/51 29,184,247
14,728,842 GNMA 2 .500 05/20/51 12,058,498
3,628,166 GNMA 2 .000 06/20/51 2,876,689
70,091,579 GNMA 2 .500 07/20/51 57,331,144
20,340,178 GNMA 2 .500 08/20/51 16,636,667
7,996,347 GNMA 3 .000 08/20/51 6,797,954
24,913,075 GNMA 2 .500 09/20/51 20,375,734
158,053,879 GNMA 2 .000 11/20/51 124,959,895
17,581,790 GNMA 2 .000 12/20/51 13,902,897
25,995,094 GNMA 2 .500 12/20/51 21,260,418
25,642,043 GNMA 3 .000 12/20/51 21,770,445
4,384,750 GNMA 3 .500 01/20/52 3,841,583
13,365,115 GNMA 2 .500 02/20/52 10,926,119
21,751,080 GNMA 3 .500 02/20/52 19,056,979
9,564,825 GNMA 2 .000 04/20/52 7,568,895
25,347,761 GNMA 2 .500 04/20/52 20,722,714
18,196,643 GNMA 3 .000 04/20/52 15,426,011
16,770,710 GNMA 2 .000 05/20/52 13,258,256
14,482,511 GNMA 2 .500 05/20/52 11,839,960
2,113,439 GNMA 3 .000 05/20/52 1,791,776
9,311,457 GNMA 4 .000 05/20/52 8,390,860
17,191,617 GNMA 3 .000 06/20/52 14,574,010
9,344,978 GNMA 4 .000 06/20/52 8,421,029
3,268,348 GNMA 3 .000 07/20/52 2,770,707
12,458,431 GNMA 3 .500 07/20/52 10,914,794
4,697,836 GNMA 4 .500 07/20/52 4,344,422
4,672,671 GNMA 3 .500 08/20/52 4,093,693
9,490,386 GNMA 4 .000 08/20/52 8,551,710
4,733,483 GNMA 4 .500 08/20/52 4,378,266
4,682,443 GNMA 5 .000 08/20/52 4,442,102
5,804,740 GNMA 3 .500 09/20/52 5,085,491
5,740,413 GNMA 4 .000 09/20/52 5,172,632
38,425,782 GNMA 4 .500 09/20/52 35,533,341
4,716,244 GNMA 5 .000 09/20/52 4,475,423
9,144,060 GNMA 5 .500 09/20/52 8,877,879
7,393,933 GNMA 3 .500 10/20/52 6,477,772
20,555,867 GNMA 4 .000 10/20/52 18,522,704
2,094,625 GNMA 3 .500 11/20/52 1,835,086
4,831,193 GNMA 4 .500 11/20/52 4,464,542
30,278,502 GNMA 5 .000 11/20/52 28,742,583
9,641,959 GNMA 5 .500 11/20/52 9,359,301
7,514,368 GNMA 3 .500 12/20/52 6,583,283
8,591,635 GNMA 5 .500 12/20/52 8,349,465
5,664,383 GNMA 6 .000 12/20/52 5,617,719
2,923,853 GNMA 5 .000 01/20/53 2,773,048
8,492,892 GNMA 6 .000 01/20/53 8,422,600
6,493,476 GNMA 6 .500 01/20/53 6,514,720
5,733,420 GNMA 2 .500 02/20/53 4,691,693
1,999,526 GNMA 4 .000 02/20/53 1,801,765
4,016,490 GNMA 5 .000 02/20/53 3,810,122
5,973,229 GNMA 5 .500 02/20/53 5,804,249
3,072,613 GNMA 4 .500 03/20/53 2,840,683
10,945,909 GNMA 5 .000 03/20/53 10,376,566
5,793,094 GNMA 5 .500 03/20/53 5,625,485
3,812,212 GNMA 6 .000 03/20/53 3,780,367
4,166,587 GNMA 4 .000 04/20/53 3,754,485

See Notes to Financial Statements
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
MORTGAGE BACKED—continued
$ 5,111,862 GNMA 4 .500% 05/20/53 $ 4,722,676
16,246,439 GNMA 5 .000 05/20/53 15,401,378
18,075,838 (b) GNMA 5 .500 06/20/53 17,548,060
6,828,347 GNMA 6 .500 06/20/53 6,853,627
4,134,829 GNMA 4 .500 07/20/53 3,821,001
8,885,405 GNMA 6 .000 07/20/53 8,809,213
2,973,150 Government National Mortgage Association (GNMA) 6 .000 08/20/53 2,947,630
TOTAL MORTGAGE BACKED 5,541,678,386
MUNICIPAL BONDS - 0 .7%
200,000 Alabama Economic Settlement Authority 4 .263 09/15/32 184,801
250,000 Alabama Federal Aid Highway Finance Authority 2 .650 09/01/37 186,751
300,000 American Municipal Power, Inc 7 .834 02/15/41 352,380
465,000 American Municipal Power, Inc 6 .270 02/15/50 478,177
1,165,000 American Municipal Power, Inc 8 .084 02/15/50 1,460,926
750,000 American University 3 .672 04/01/49 547,523
1,000,000 Bay Area Toll Authority 6 .918 04/01/40 1,089,709
2,000,000 Bay Area Toll Authority 6 .263 04/01/49 2,144,324
755,000 Bay Area Toll Authority 3 .126 04/01/55 483,661
200,000 Board of Regents of the University of Texas System 3 .852 08/15/46 159,758
700,000 Board of Regents of the University of Texas System 4 .794 08/15/46 656,449
750,000 Board of Regents of the University of Texas System 2 .439 08/15/49 449,181
500,000 California Earthquake Authority 5 .603 07/01/27 497,027
100,000 California Health Facilities Financing Authority 4 .190 06/01/37 86,722
100,000 California Health Facilities Financing Authority 4 .353 06/01/41 84,176
200,000 California Institute of Technology 4 .321 08/01/45 164,666
750,000 California Institute of Technology 3 .650 09/01/19 459,159
200,000 California State University 3 .899 11/01/47 156,666
1,000,000 California State University 2 .897 11/01/51 647,221
750,000 California State University 2 .975 11/01/51 477,331
950,000 California State University 2 .939 11/01/52 589,693
2,000,000 California State University 5 .183 11/01/53 1,830,106
720,000 Central Puget Sound Regional Transit Authority 5 .491 11/01/39 712,600
1,665,000 Charlotte-Mecklenburg Hospital Authority 3 .204 01/15/51 1,098,325
2,250,000 Chicago O'Hare International Airport 6 .395 01/01/40 2,397,426
200,000 Chicago O'Hare International Airport 4 .472 01/01/49 171,262
200,000 Chicago O'Hare International Airport 4 .572 01/01/54 171,996
680,000 City of Atlanta GA Water & Wastewater Revenue 2 .257 11/01/35 512,862
690,000 City of Houston TX 3 .961 03/01/47 567,201
140,000 City of Los Angeles Department of Airports Customer
Facility Charge Revenue
4 .242 05/15/48 112,759
345,000 City of New York NY 5 .263 10/01/52 340,260
1,000,000 City of Riverside CA 3 .857 06/01/45 804,950
750,000 City of San Antonio TX Electric & Gas Systems Revenue 5 .808 02/01/41 754,937
875,000 City of Tucson AZ 2 .856 07/01/47 589,854
150,000 Colorado Bridge Enterprise 6 .078 12/01/40 153,667
200,000 Commonwealth Financing Authority 4 .014 06/01/33 180,526
100,000 Commonwealth Financing Authority 3 .864 06/01/38 84,607
100,000 Commonwealth Financing Authority 4 .144 06/01/38 86,120
645,000 Commonwealth Financing Authority 3 .807 06/01/41 517,034
825,000 Commonwealth Financing Authority 2 .991 06/01/42 576,804
1,000,000 Commonwealth of Massachusetts 3 .769 07/15/29 942,351
753,384 Commonwealth of Massachusetts 4 .110 07/15/31 725,407
1,000,000 Commonwealth of Massachusetts 2 .514 07/01/41 680,334
100,000 Commonwealth of Massachusetts 3 .277 06/01/46 74,036
750,000 Commonwealth of Massachusetts 2 .900 09/01/49 486,657
500,000 Commonwealth of Massachusetts Transportation Fund
Revenue
5 .731 06/01/40 501,367
130,000 County of Broward FL Airport System Revenue 3 .477 10/01/43 101,077
200,000 County of Clark Department of Aviation 6 .820 07/01/45 224,641
135,000 County of Miami-Dade FL Aviation Revenue 4 .280 10/01/41 113,297

Bond Index Fund September 30, 2023

See Notes to Financial Statements
Portfolio of Investments
(continued)
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
MUNICIPAL BONDS—continued
$ 200,000 County of Miami-Dade FL Water & Sewer System
Revenue
3 .490% 10/01/42 $ 154,441
1,000,000 County of Riverside CA 3 .818 02/15/38 857,459
1,485,000 Dallas Area Rapid Transit 2 .613 12/01/48 935,616
750,000 Dallas Area Rapid Transit 5 .022 12/01/48 692,038
250,000 Dallas Fort Worth International Airport 2 .994 11/01/38 194,921
235,000 Dallas Fort Worth International Airport 3 .089 11/01/40 173,330
100,000 Dallas Fort Worth International Airport 3 .144 11/01/45 70,592
255,000 Dallas Fort Worth International Airport 2 .843 11/01/46 171,751
210,000 Dallas Fort Worth International Airport 2 .919 11/01/50 141,813
235,000 Dallas Fort Worth International Airport 4 .087 11/01/51 186,842
445,000 Dallas Fort Worth International Airport 4 .507 11/01/51 376,417
350,000 Denver City & County School District No 4 .242 12/15/37 308,211
200,000 District of Columbia 5 .591 12/01/34 200,241
470,000 District of Columbia Water & Sewer Authority 3 .207 10/01/48 328,468
445,000 District of Columbia Water & Sewer Authority 4 .814 10/01/14 380,331
500,000 Duke University 2 .682 10/01/44 335,294
115,000 Duke University 3 .299 10/01/46 80,035
500,000 Duke University 2 .757 10/01/50 312,416
500,000 Duke University 2 .832 10/01/55 306,200
5,000 Energy Northwest 2 .814 07/01/24 4,906
360,000 Foothill-Eastern Transportation Corridor Agency 4 .094 01/15/49 275,615
300,000 Foothill-Eastern Transportation Corridor Agency 3 .924 01/15/53 217,821
300,000 George Washington University 4 .300 09/15/44 240,571
200,000 George Washington University 4 .868 09/15/45 174,726
375,000 George Washington University 4 .126 09/15/48 297,224
100,000 Georgetown University 4 .315 04/01/49 80,217
500,000 Georgetown University 2 .943 04/01/50 309,319
300,000 Georgetown University 5 .215 10/01/18 249,618
1,000,000 Golden State Tobacco Securitization Corp 3 .487 06/01/36 758,623
1,500,000 Golden State Tobacco Securitization Corp 3 .115 06/01/38 1,103,483
430,000 Golden State Tobacco Securitization Corp 3 .714 06/01/41 302,401
695,000 Golden State Tobacco Securitization Corp 3 .850 06/01/50 631,697
1,000,000 Golden State Tobacco Securitization Corp 4 .214 06/01/50 682,778
970,000 Grand Parkway Transportation Corp 3 .236 10/01/52 644,207
175,000 Great Lakes Water Authority Sewage Disposal System
Revenue
3 .056 07/01/39 130,433
330,000 Great Lakes Water Authority Water Supply System
Revenue
3 .473 07/01/41 252,025
200,000 Health & Educational Facilities Authority of the State
of Missouri
3 .651 01/15/46 153,226
200,000 Health & Educational Facilities Authority of the State
of Missouri
3 .086 09/15/51 131,683
200,000 Health & Educational Facilities Authority of the State
of Missouri
3 .652 08/15/57 143,255
1,500,000 Idaho Energy Resources Authority 2 .861 09/01/46 987,492
500,000 Illinois State Toll Highway Authority 6 .184 01/01/34 515,950
385,000 Indiana Finance Authority 3 .051 01/01/51 267,945
770,000 JobsOhio Beverage System 2 .833 01/01/38 579,444
1,500,000 Kansas Development Finance Authority 2 .774 05/01/51 988,597
1,000,000 Los Angeles Community College District 1 .606 08/01/28 867,098
1,000,000 Los Angeles Community College District 1 .806 08/01/30 815,772
770,000 Los Angeles Community College District 2 .106 08/01/32 603,630
240,000 Los Angeles Community College District 6 .750 08/01/49 273,194
350,000 Los Angeles Department of Water & Power 5 .716 07/01/39 350,393
1,500,000 Los Angeles Department of Water & Power 6 .574 07/01/45 1,661,656
1,630,000 Los Angeles Unified School District 5 .750 07/01/34 1,645,453
1,000,000 Louisiana Local Government Environmental Facilities &
Community Development Auth
5 .081 06/01/31 985,254
1,000,000 Louisiana Local Government Environmental Facilities &
Community Development Auth
4 .145 02/01/33 938,926
1,000,000 Louisiana Local Government Environmental Facilities &
Community Development Auth
5 .048 12/01/34 974,294

See Notes to Financial Statements
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
MUNICIPAL BONDS—continued
$ 1,000,000 Louisiana Local Government Environmental Facilities &
Community Development Auth
4 .275% 02/01/36 $ 910,285
830,000 Louisiana Local Government Environmental Facilities &
Community Development Auth
4 .475 08/01/39 742,557
1,000,000 Louisiana Local Government Environmental Facilities &
Community Development Auth
5 .198 12/01/39 957,567
1,000,000 Maryland Health & Higher Educational Facilities
Authority
3 .052 07/01/40 697,507
1,000,000 Maryland Health & Higher Educational Facilities
Authority
3 .197 07/01/50 645,009
1,000,000 Massachusetts School Building Authority 1 .753 08/15/30 821,810
100,000 Massachusetts School Building Authority 5 .715 08/15/39 101,154
500,000 Massachusetts School Building Authority 3 .395 10/15/40 380,386
1,000,000 Massachusetts Water Resources Authority 2 .823 08/01/41 720,313
200,000 Metropolitan Government Nashville & Davidson County
Health & Educational Facs Bd
4 .053 07/01/26 192,239
100,000 Metropolitan Government of Nashville & Davidson
County Convention Center Auth
6 .731 07/01/43 107,187
940,000 Metropolitan Transportation Authority 6 .648 11/15/39 952,583
1,150,000 Metropolitan Transportation Authority 7 .336 11/15/39 1,332,734
335,000 Metropolitan Transportation Authority 5 .175 11/15/49 289,051
460,000 Metropolitan Water Reclamation District of Greater
Chicago
5 .720 12/01/38 465,757
350,000 Michigan Finance Authority 3 .384 12/01/40 262,215
570,000 Michigan State Building Authority 2 .705 10/15/40 398,204
235,000 Michigan State University 4 .496 08/15/48 209,591
1,000,000 Michigan State University 4 .165 08/15/22 709,240
770,000 Michigan Strategic Fund 3 .225 09/01/47 544,431
500,000 Missouri Highway & Transportation Commission 5 .445 05/01/33 498,630
238,000 Municipal Electric Authority of Georgia 6 .637 04/01/57 253,506
474,000 Municipal Electric Authority of Georgia 6 .655 04/01/57 505,312
947,000 New Jersey Economic Development Authority 7 .425 02/15/29 1,000,819
800,000 New Jersey Transportation Trust Fund Authority 5 .754 12/15/28 801,956
1,335,000 New Jersey Turnpike Authority 7 .414 01/01/40 1,555,257
1,000,000 New Jersey Turnpike Authority 7 .102 01/01/41 1,133,703
2,385,000 New York City Municipal Water Finance Authority 5 .440 06/15/43 2,308,514
910,000 New York City Transitional Finance Authority Future Tax
Secured Revenue
5 .767 08/01/36 916,685
215,000 New York State Dormitory Authority 2 .202 03/15/34 161,770
130,000 New York State Dormitory Authority 5 .628 03/15/39 129,414
545,000 New York State Dormitory Authority 5 .600 03/15/40 533,325
200,000 New York State Dormitory Authority 4 .946 08/01/48 166,579
500,000 New York State Thruway Authority 2 .900 01/01/35 405,482
110,000 New York State Thruway Authority 3 .500 01/01/42 84,599
1,000,000 New York State Urban Development Corp 3 .900 03/15/33 903,337
2,000,000 North Texas Tollway Authority 3 .011 01/01/43 1,377,682
1,000,000 North Texas Tollway Authority 6 .718 01/01/49 1,128,649
605,000 Ohio Turnpike & Infrastructure Commission 3 .216 02/15/48 407,106
694,364 Oklahoma Development Finance Authority 3 .877 05/01/37 654,223
500,000 Oklahoma Development Finance Authority 4 .623 06/01/44 453,742
750,000 Oklahoma Development Finance Authority 4 .380 11/01/45 659,373
250,000 Oklahoma Development Finance Authority 4 .714 05/01/52 225,792
512,054 Oregon School Boards Association 4 .759 06/30/28 500,724
250,000 Oregon School Boards Association 5 .680 06/30/28 251,924
1,000,000 Oregon State University 3 .424 03/01/60 680,654
500,000 Pennsylvania State University 2 .790 09/01/43 348,420
205,000 Pennsylvania State University 2 .840 09/01/50 131,785
300,000 Permanent University Fund-Texas A&M University
System
3 .660 07/01/47 231,856
200,000 Permanent University Fund-University of Texas System 3 .376 07/01/47 145,536
1,215,000 Port Authority of New York & New Jersey 6 .040 12/01/29 1,259,835
500,000 Port Authority of New York & New Jersey 5 .647 11/01/40 497,690
300,000 Port Authority of New York & New Jersey 4 .823 06/01/45 254,941

Bond Index Fund September 30, 2023

See Notes to Financial Statements
Portfolio of Investments
(continued)
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
MUNICIPAL BONDS—continued
$ 1,000,000 Port Authority of New York & New Jersey 5 .310% 08/01/46 $ 909,557
200,000 Port Authority of New York & New Jersey 4 .031 09/01/48 159,400
900,000 Port Authority of New York & New Jersey 3 .139 02/15/51 611,534
400,000 Port Authority of New York & New Jersey 4 .229 10/15/57 316,497
1,600,000 Port Authority of New York & New Jersey 3 .175 07/15/60 981,825
2,200,000 Port Authority of New York & New Jersey 4 .810 10/15/65 1,945,828
250,000 Port Authority of New York & New Jersey 3 .287 08/01/69 154,499
1,000,000 Port of Morrow OR 2 .543 09/01/40 691,664
1,000,000 Regents of the University of California Medical Center
Pooled Revenue
4 .132 05/15/32 910,242
750,000 Regents of the University of California Medical Center
Pooled Revenue
3 .006 05/15/50 477,324
1,500,000 Regents of the University of California Medical Center
Pooled Revenue
4 .563 05/15/53 1,268,735
750,000 Regents of the University of California Medical Center
Pooled Revenue
3 .256 05/15/60 471,888
750,000 Regents of the University of California Medical Center
Pooled Revenue
3 .706 05/15/20 466,520
500,000 Rutgers The State University of New Jersey 3 .270 05/01/43 362,923
500,000 Rutgers The State University of New Jersey 3 .915 05/01/19 324,674
190,000 Sales Tax Securitization Corp 4 .637 01/01/40 170,391
1,125,000 Sales Tax Securitization Corp 3 .238 01/01/42 831,080
200,000 Sales Tax Securitization Corp 3 .587 01/01/43 157,487
1,000,000 Sales Tax Securitization Corp 3 .820 01/01/48 757,674
200,000 Sales Tax Securitization Corp 4 .787 01/01/48 176,678
100,000 Salt River Project Agricultural Improvement & Power
District
4 .839 01/01/41 90,707
500,000 San Diego County Water Authority 6 .138 05/01/49 527,019
1,000,000 San Joaquin Hills Transportation Corridor Agency 3 .492 01/15/50 707,978
100,000 San Jose Redevelopment Agency Successor Agency 3 .375 08/01/34 86,423
270,000 South Carolina Public Service Authority 2 .388 12/01/23 268,425
750,000 State Board of Administration Finance Corp 1 .258 07/01/25 696,474
750,000 State Board of Administration Finance Corp 1 .705 07/01/27 654,967
400,000 State Board of Administration Finance Corp 2 .154 07/01/30 320,749
200,000 State of California 3 .375 04/01/25 194,254
200,000 State of California 3 .500 04/01/28 187,953
1,000,000 State of California 6 .000 03/01/33 1,041,827
300,000 State of California 4 .500 04/01/33 280,322
250,000 State of California 7 .500 04/01/34 288,814
1,000,000 State of California 5 .125 03/01/38 942,719
225,000 State of California 4 .600 04/01/38 202,184
1,285,000 State of California 7 .550 04/01/39 1,514,844
3,400,000 State of California 7 .300 10/01/39 3,861,079
2,740,000 State of California 7 .625 03/01/40 3,217,819
1,500,000 State of California 7 .600 11/01/40 1,775,085
595,000 State of California 5 .200 03/01/43 542,445
620,000 State of Connecticut 5 .850 03/15/32 634,313
5,950,000 State of Illinois 5 .100 06/01/33 5,653,982
1,195,385 State of Illinois 6 .725 04/01/35 1,217,769
500,000 State of Kansas Department of Transportation 4 .596 09/01/35 468,885
2,000,000 State of Louisiana Gasoline & Fuels Tax Revenue 2 .952 05/01/41 1,425,113
85,000 State of Oregon 5 .892 06/01/27 86,170
100,000 State of Oregon Department of Transportation 5 .834 11/15/34 103,845
600,000 State of Texas 4 .631 04/01/33 578,991
50,000 State of Texas 5 .517 04/01/39 49,756
1,000,000 State of Texas 4 .681 04/01/40 934,898
232,895 State of Utah 3 .539 07/01/25 228,266
200,000 State of Washington 5 .090 08/01/33 197,992
200,000 State of Wisconsin 3 .154 05/01/27 188,093
200,000 State of Wisconsin 3 .954 05/01/36 175,740
604,000 State Public School Building Authority 5 .000 09/15/27 593,667
100,000 Sumter Landing Community Development District 4 .172 10/01/47 82,757

See Notes to Financial Statements
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
MUNICIPAL BONDS—continued
$ 1,000,000 Texas Natural Gas Securitization Finance Corp 5 .102% 04/01/35 $ 981,576
785,000 Texas Natural Gas Securitization Finance Corp 5 .169 04/01/41 750,900
430,000 Texas Private Activity Bond Surface Transportation Corp 3 .922 12/31/49 325,132
1,000,000 Texas Transportation Commission 2 .562 04/01/42 699,112
1,000,000 Texas Transportation Commission 2 .472 10/01/44 643,460
440,000 Texas Transportation Commission State Highway Fund 5 .028 04/01/26 438,515
1,190,000 Texas Transportation Commission State Highway Fund 5 .178 04/01/30 1,176,712
560,000 Texas Transportation Commission State Highway Fund 4 .000 10/01/33 511,677
100,000 The Ohio State University 4 .910 06/01/40 92,280
220,000 Trustees of Princeton University 5 .700 03/01/39 224,507
1,000,000 Trustees of the University of Pennsylvania 2 .396 10/01/50 569,197
100,000 Trustees of the University of Pennsylvania 4 .674 09/01/12 80,553
500,000 Trustees of the University of Pennsylvania 3 .610 02/15/19 317,065
1,000,000 University of California 0 .883 05/15/25 932,770
200,000 University of California 3 .063 07/01/25 192,794
1,000,000 University of California 1 .316 05/15/27 881,084
500,000 University of California 3 .349 07/01/29 458,439
1,000,000 University of California 1 .614 05/15/30 805,646
200,000 University of California 5 .770 05/15/43 200,733
200,000 University of California 3 .931 05/15/45 171,444
200,000 University of California 4 .131 05/15/45 167,702
1,500,000 University of California 5 .946 05/15/45 1,526,993
1,500,000 University of California 3 .071 05/15/51 936,721
860,000 University of California 4 .858 05/15/12 710,160
200,000 University of California 4 .767 05/15/15 162,046
500,000 University of Chicago 2 .761 04/01/45 356,773
300,000 University of Chicago 4 .003 10/01/53 233,702
750,000 University of Michigan 2 .437 04/01/40 515,155
1,000,000 University of Michigan 3 .599 04/01/47 800,352
500,000 University of Michigan 2 .562 04/01/50 299,920
500,000 University of Michigan 3 .504 04/01/52 360,876
750,000 University of Michigan 3 .504 04/01/52 541,314
750,000 University of Michigan 4 .454 04/01/22 574,600
1,500,000 University of Minnesota 4 .048 04/01/52 1,217,932
500,000 University of Nebraska Facilities Corp 3 .037 10/01/49 346,797
200,000 University of Notre Dame du Lac 3 .438 02/15/45 147,675
200,000 University of Notre Dame du Lac 3 .394 02/15/48 147,406
300,000 University of Southern California 3 .028 10/01/39 225,015
200,000 University of Southern California 3 .841 10/01/47 154,841
500,000 University of Southern California 2 .805 10/01/50 307,141
200,000 (a) University of Southern California 5 .250 10/01/11 179,262
1,000,000 University of Virginia 2 .256 09/01/50 571,174
1,600,000 University of Virginia 2 .584 11/01/51 976,762
500,000 University of Virginia 3 .227 09/01/19 288,656
150,000 Virginia Commonwealth Transportation Board 5 .350 05/15/35 147,814
750,000 Westchester County Local Development Corp 3 .846 11/01/50 498,654
200,000 William Marsh Rice University 3 .574 05/15/45 151,549
200,000 William Marsh Rice University 3 .774 05/15/55 151,376
TOTAL MUNICIPAL BONDS 149,643,454
U.S. TREASURY SECURITIES - 40 .4%
179,483,000 United States Treasury Bond 3 .500 02/15/39 155,049,475
2,000,000 United States Treasury Bond 4 .500 08/15/39 1,937,031
44,850,000 United States Treasury Bond 4 .375 11/15/39 42,679,330
17,585,000 United States Treasury Bond 3 .875 08/15/40 15,613,557
11,185,000 United States Treasury Bond 4 .250 11/15/40 10,402,924
26,350,000 United States Treasury Bond 4 .375 05/15/41 24,842,080
10,000,000 United States Treasury Bond 3 .750 08/15/41 8,655,078
48,300,000 United States Treasury Bond 3 .125 11/15/41 37,977,762
18,550,000 United States Treasury Bond 3 .125 02/15/42 14,541,461
22,000,000 United States Treasury Bond 3 .000 05/15/42 16,836,016

Bond Index Fund September 30, 2023

See Notes to Financial Statements
Portfolio of Investments
(continued)
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
U.S. TREASURY SECURITIES—continued
$ 20,000,000 United States Treasury Bond 2 .750% 08/15/42 $ 14,662,500
10,250,000 United States Treasury Bond 2 .875 05/15/43 7,593,809
16,000,000 United States Treasury Bond 2 .500 02/15/45 10,865,000
22,000,000 United States Treasury Bond 3 .000 05/15/45 16,337,578
16,000,000 United States Treasury Bond 2 .875 08/15/45 11,588,125
27,000,000 United States Treasury Bond 2 .500 05/15/46 18,084,727
13,300,000 United States Treasury Bond 2 .875 11/15/46 9,552,101
28,000,000 United States Treasury Bond 3 .000 02/15/47 20,560,313
30,000,000 United States Treasury Bond 2 .750 08/15/47 20,942,578
45,000,000 United States Treasury Bond 2 .750 11/15/47 31,380,469
38,500,000 United States Treasury Bond 3 .000 02/15/48 28,168,164
48,500,000 United States Treasury Bond 3 .125 05/15/48 36,318,164
35,500,000 United States Treasury Bond 3 .000 08/15/48 25,951,055
35,000,000 United States Treasury Bond 3 .375 11/15/48 27,451,758
82,500,000 United States Treasury Bond 3 .000 02/15/49 60,305,566
10,500,000 United States Treasury Bond 2 .875 05/15/49 7,490,273
7,500,000 United States Treasury Bond 2 .250 08/15/49 4,668,750
8,615,000 United States Treasury Bond 2 .375 11/15/49 5,513,936
42,000,000 United States Treasury Note 1 .750 06/30/24 40,851,563
157,000,000 United States Treasury Note 1 .750 07/31/24 152,259,336
20,000,000 United States Treasury Note 0 .375 08/15/24 19,134,375
22,000,000 United States Treasury Note 1 .250 08/31/24 21,173,281
62,000,000 United States Treasury Note 3 .250 08/31/24 60,767,266
81,000,000 United States Treasury Note 1 .500 09/30/24 77,924,531
90,500,000 United States Treasury Note 1 .500 10/31/24 86,795,156
40,005,000 United States Treasury Note 2 .250 11/15/24 38,645,455
61,900,000 United States Treasury Note 1 .500 11/30/24 59,223,308
35,000,000 United States Treasury Note 4 .500 11/30/24 34,648,633
75,000,000 United States Treasury Note 1 .750 12/31/24 71,759,766
40,000,000 United States Treasury Note 2 .250 12/31/24 38,518,750
13,000,000 United States Treasury Note 1 .375 01/31/25 12,343,906
30,000,000 United States Treasury Note 4 .125 01/31/25 29,535,938
40,000,000 United States Treasury Note 1 .125 02/28/25 37,756,250
73,000,000 United States Treasury Note 0 .500 03/31/25 68,024,024
8,000,000 United States Treasury Note 2 .625 03/31/25 7,698,750
32,000,000 United States Treasury Note 3 .875 03/31/25 31,363,750
10,000,000 United States Treasury Note 2 .625 04/15/25 9,617,578
50,000,000 United States Treasury Note 0 .375 04/30/25 46,353,515
119,000,000 United States Treasury Note 0 .250 06/30/25 109,368,438
25,000,000 United States Treasury Note 4 .625 06/30/25 24,786,133
98,500,000 United States Treasury Note 0 .250 07/31/25 90,189,062
54,000,000 United States Treasury Note 0 .250 08/31/25 49,272,891
20,000,000 United States Treasury Note 2 .750 08/31/25 19,146,094
50,000,000 United States Treasury Note 0 .250 09/30/25 45,500,000
30,000,000 United States Treasury Note 3 .000 09/30/25 28,836,328
97,000,000 United States Treasury Note 0 .250 10/31/25 87,955,508
30,000,000 United States Treasury Note 2 .250 11/15/25 28,345,313
265,000,000 United States Treasury Note 0 .375 11/30/25 240,104,493
50,000,000 United States Treasury Note 0 .375 12/31/25 45,201,172
126,000,000 United States Treasury Note 0 .375 01/31/26 113,424,609
137,000,000 United States Treasury Note 0 .500 02/28/26 123,342,812
30,000,000 United States Treasury Note 4 .625 03/15/26 29,791,406
90,000,000 United States Treasury Note 0 .750 03/31/26 81,386,719
50,000,000 United States Treasury Note 2 .250 03/31/26 46,921,875
120,000,000 United States Treasury Note 0 .750 04/30/26 108,098,437
30,000,000 United States Treasury Note 1 .625 05/15/26 27,616,406
165,000,000 United States Treasury Note 0 .750 05/31/26 148,184,180
10,000,000 United States Treasury Note 4 .125 06/15/26 9,814,844
135,000,000 United States Treasury Note 0 .875 06/30/26 121,468,359
25,000,000 United States Treasury Note 4 .500 07/15/26 24,769,531
85,000,000 United States Treasury Note 0 .625 07/31/26 75,653,320

See Notes to Financial Statements
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
U.S. TREASURY SECURITIES—continued
$ 115,000,000 United States Treasury Note 0 .750% 08/31/26 $ 102,408,398
40,000,000 United States Treasury Note 4 .625 09/15/26 39,803,125
60,000,000 United States Treasury Note 0 .875 09/30/26 53,540,625
71,000,000 United States Treasury Note 1 .625 09/30/26 64,812,461
170,000,000 United States Treasury Note 1 .125 10/31/26 152,322,655
10,000,000 United States Treasury Note 1 .625 10/31/26 9,099,219
115,000,000 United States Treasury Note 1 .250 11/30/26 103,185,546
81,000,000 United States Treasury Note 1 .250 12/31/26 72,558,281
89,500,000 United States Treasury Note 1 .750 12/31/26 81,455,489
72,000,000 United States Treasury Note 1 .500 01/31/27 64,828,125
87,000,000 United States Treasury Note 1 .875 02/28/27 79,183,594
97,000,000 United States Treasury Note 2 .500 03/31/27 90,100,117
11,000,000 United States Treasury Note 2 .750 04/30/27 10,286,289
40,000,000 United States Treasury Note 2 .625 05/31/27 37,184,375
5,000,000 United States Treasury Note 0 .500 06/30/27 4,283,398
96,000,000 United States Treasury Note 3 .250 06/30/27 91,211,250
111,000,000 United States Treasury Note 2 .750 07/31/27 103,399,102
46,000,000 United States Treasury Note 2 .250 08/15/27 42,036,094
48,000,000 United States Treasury Note 3 .125 08/31/27 45,301,875
58,000,000 United States Treasury Note 4 .125 09/30/27 56,792,422
163,000,000 United States Treasury Note 4 .125 10/31/27 159,529,883
75,000,000 United States Treasury Note 0 .625 11/30/27 63,600,586
128,500,000 United States Treasury Note 3 .875 11/30/27 124,564,688
37,000,000 United States Treasury Note 3 .875 12/31/27 35,859,649
54,000,000 United States Treasury Note 3 .500 01/31/28 51,534,141
48,800,000 United States Treasury Note 2 .750 02/15/28 45,132,375
86,000,000 United States Treasury Note 4 .000 02/29/28 83,776,093
14,500,000 United States Treasury Note 3 .625 03/31/28 13,900,742
14,000,000 United States Treasury Note 3 .500 04/30/28 13,343,750
66,000,000 United States Treasury Note 2 .875 05/15/28 61,163,438
116,000,000 United States Treasury Note 3 .625 05/31/28 111,178,750
20,000,000 United States Treasury Note 1 .250 06/30/28 17,126,562
141,500,000 United States Treasury Note 4 .000 06/30/28 137,724,824
81,000,000 United States Treasury Note 4 .125 07/31/28 79,253,437
50,000,000 United States Treasury Note 1 .125 08/31/28 42,343,750
40,000,000 United States Treasury Note 4 .375 08/31/28 39,603,125
20,000,000 United States Treasury Note 4 .625 09/30/28 20,012,500
10,000,000 United States Treasury Note 1 .375 10/31/28 8,531,641
85,000,000 United States Treasury Note 3 .125 11/15/28 79,146,289
70,000,000 United States Treasury Note 1 .500 11/30/28 59,983,984
50,000,000 United States Treasury Note 1 .750 01/31/29 43,214,844
50,000,000 United States Treasury Note 2 .625 02/15/29 45,230,469
50,000,000 United States Treasury Note 2 .375 03/31/29 44,515,625
30,000,000 United States Treasury Note 2 .875 04/30/29 27,397,266
92,000,000 United States Treasury Note 2 .375 05/15/29 81,757,813
50,000,000 United States Treasury Note 2 .750 05/31/29 45,296,875
22,000,000 United States Treasury Note 1 .625 08/15/29 18,669,062
44,000,000 United States Treasury Note 4 .000 10/31/29 42,482,344
50,000,000 United States Treasury Note 3 .875 11/30/29 47,921,875
80,000,000 United States Treasury Note 3 .500 01/31/30 74,984,375
117,000,000 United States Treasury Note 1 .500 02/15/30 96,982,031
50,000,000 United States Treasury Note 4 .000 02/28/30 48,218,750
50,000,000 United States Treasury Note 3 .625 03/31/30 47,162,109
42,000,000 United States Treasury Note 3 .500 04/30/30 39,307,734
50,000,000 United States Treasury Note 0 .625 05/15/30 38,693,360
49,000,000 United States Treasury Note 3 .750 05/31/30 46,519,375
75,000,000 United States Treasury Note 3 .750 06/30/30 71,185,546
71,000,000 United States Treasury Note 4 .000 07/31/30 68,392,969
37,000,000 United States Treasury Note 0 .625 08/15/30 28,396,055
32,750,000 United States Treasury Note 4 .125 08/31/30 31,787,969
20,000,000 United States Treasury Note 4 .625 09/30/30 20,006,250

Bond Index Fund September 30, 2023

See Notes to Financial Statements
Portfolio of Investments
(continued)
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
U.S. TREASURY SECURITIES—continued
$ 64,000,000 United States Treasury Note 0 .875% 11/15/30 $ 49,790,000
30,000,000 United States Treasury Note 1 .125 02/15/31 23,662,500
121,000,000 United States Treasury Note 1 .625 05/15/31 98,236,875
39,000,000 United States Treasury Note 1 .250 08/15/31 30,482,461
18,200,000 United States Treasury Note 1 .375 11/15/31 14,265,672
48,500,000 United States Treasury Note 1 .875 02/15/32 39,396,777
41,000,000 United States Treasury Note 2 .875 05/15/32 35,988,711
60,500,000 United States Treasury Note 2 .750 08/15/32 52,389,219
18,000,000 United States Treasury Note 4 .125 11/15/32 17,360,156
4,000,000 United States Treasury Note 3 .500 02/15/33 3,670,000
116,250,000 United States Treasury Note 3 .375 05/15/33 105,424,219
56,500,000 United States Treasury Note 3 .875 08/15/33 53,383,672
21,250,000 (a) United States Treasury Note 4 .500 02/15/36 21,189,404
22,400,000 United States Treasury Note 5 .000 05/15/37 23,261,000
57,000,000 United States Treasury Note 1 .125 05/15/40 32,717,110
32,500,000 United States Treasury Note 1 .125 08/15/40 18,474,219
127,500,000 United States Treasury Note 1 .375 11/15/40 75,459,082
76,500,000 United States Treasury Note 1 .875 02/15/41 49,348,476
76,000,000 United States Treasury Note 2 .250 05/15/41 52,143,125
70,000,000 United States Treasury Note 1 .750 08/15/41 43,591,407
21,150,000 United States Treasury Note 2 .000 11/15/41 13,725,193
13,500,000 United States Treasury Note 2 .375 02/15/42 9,331,348
5,500,000 United States Treasury Note 3 .250 05/15/42 4,382,812
70,000,000 United States Treasury Note 3 .375 08/15/42 56,716,407
62,300,000 United States Treasury Note 4 .000 11/15/42 55,296,117
40,300,000 United States Treasury Note 3 .875 02/15/43 35,073,594
128,500,000 United States Treasury Note 3 .875 05/15/43 111,714,687
4,500,000 (a) United States Treasury Note 4 .375 08/15/43 4,198,359
35,850,000 United States Treasury Note 1 .250 05/15/50 16,913,918
28,000,000 United States Treasury Note 1 .375 08/15/50 13,663,125
68,500,000 United States Treasury Note 1 .625 11/15/50 35,879,551
50,000,000 United States Treasury Note 1 .875 02/15/51 28,023,437
52,500,000 United States Treasury Note 2 .375 05/15/51 33,296,484
44,575,000 United States Treasury Note 2 .000 08/15/51 25,721,168
47,500,000 United States Treasury Note 1 .875 11/15/51 26,475,683
45,000,000 United States Treasury Note 2 .250 02/15/52 27,615,235
29,000,000 United States Treasury Note 2 .875 05/15/52 20,561,680
30,000,000 United States Treasury Note 3 .000 08/15/52 21,860,156
55,250,000 United States Treasury Note 4 .000 11/15/52 48,969,629
34,600,000 United States Treasury Note 3 .625 02/15/53 28,615,281
101,000,000 United States Treasury Note 3 .625 05/15/53 83,624,844
21,500,000 United States Treasury Note 4 .125 08/15/53 19,517,969
TOTAL U.S. TREASURY SECURITIES 8,430,178,746
TOTAL GOVERNMENT BONDS 14,956,532,051
(Cost $17,379,164,911)
STRUCTURED ASSETS - 2 .2%
ASSET BACKED - 0 .5%
128,941 American Airlines Pass Through Trust 3 .600 09/22/27 118,781
Series - 2015 2 (Class AA)
133,378 American Airlines Pass Through Trust 3 .575 01/15/28 122,327
Series - 2016 1 (Class AA)
400,775 American Airlines Pass Through Trust 3 .200 06/15/28 360,477
Series - 2016 2 (Class AA)
575,266 American Airlines Pass Through Trust 3 .000 10/15/28 514,698
Series - 2016 3 (Class AA)
205,875 American Airlines Pass Through Trust 3 .650 02/15/29 186,421
Series - 2017 1 (Class AA)
607,606 American Airlines Pass Through Trust 3 .150 02/15/32 520,299
Series - 2020 A (Class AA)

See Notes to Financial Statements
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
ASSET BACKED—continued
$ 1,600,000 American Express Credit Account Master Trust 0 .900% 11/15/26 $ 1,515,594
Series - 2021 1 (Class A)
3,000,000 American Express Credit Account Master Trust 3 .390 05/17/27 2,895,208
Series - 2022 2 (Class A)
3,000,000 American Express Credit Account Master Trust 3 .750 08/15/27 2,903,863
Series - 2022 3 (Class A)
1,500,000 American Express Credit Account Master Trust 4 .870 05/15/28 1,481,286
Series - 2023 1 (Class A)
950,000 American Express Credit Account Master Trust 5 .230 09/15/28 948,125
Series - 2023 3 (Class A)
1,000,000 American Express Credit Account Master Trust 4 .800 05/15/30 979,678
Series - 2023 2 (Class A)
500,000 American Express Credit Account Master Trust 0 .000 09/16/30 497,016
Series - 2023 4 (Class A)
500,000 AmeriCredit Automobile Receivables Trust 1 .060 08/18/26 475,826
Series - 2020 3 (Class C)
1,500,000 AmeriCredit Automobile Receivables Trust 0 .680 10/19/26 1,466,226
Series - 2021 1 (Class B)
1,000,000 AmeriCredit Automobile Receivables Trust 0 .890 10/19/26 935,385
Series - 2021 1 (Class C)
500,000 AmeriCredit Automobile Receivables Trust 0 .690 01/19/27 475,468
Series - 2021 2 (Class B)
500,000 AmeriCredit Automobile Receivables Trust 1 .010 01/19/27 459,800
Series - 2021 2 (Class C)
1,000,000 AmeriCredit Automobile Receivables Trust 5 .810 05/18/28 998,747
Series - 2023 2 (Class A3)
2,500,000 BA Credit Card Trust 0 .340 05/15/26 2,473,500
Series - 2020 A1 (Class A1)
960,000 BA Credit Card Trust 0 .440 09/15/26 932,499
Series - 2021 A1 (Class A1)
2,450,000 Barclays Dryrock Issuance Trust 0 .630 07/15/27 2,331,302
Series - 2021 1 (Class A)
1,000,000 BMW Vehicle Lease Trust 0 .430 01/27/25 983,701
Series - 2021 2 (Class A4)
1,000,000 BMW Vehicle Owner Trust 5 .250 11/26/29 993,715
Series - 2023 A (Class A4)
10,000,000 Cantor Commercial Real Estate Lending 3 .523 05/15/52 8,772,912
Series - 2019 CF1 (Class A4)
6,000,000 Cantor Commercial Real Estate Lending 3 .623 05/15/52 5,783,950
Series - 2019 CF1 (Class A2)
2,000,000 Capital One MExecution Trust 1 .040 11/15/26 1,897,158
Series - 2021 A3 (Class A3)
3,000,000 Capital One MExecution Trust 3 .490 05/15/27 2,898,247
Series - 2022 A2 (Class A)
2,500,000 Capital One Multi-Asset Execution Trust 2 .060 08/15/28 2,282,234
Series - 2019 A3 (Class A3)
140,966 CarMax Auto Owner Trust 0 .500 08/15/25 138,556
Series - 2020 4 (Class A3)
1,047,898 CarMax Auto Owner Trust 0 .520 02/17/26 1,019,248
Series - 2021 2 (Class A3)
500,000 CarMax Auto Owner Trust 0 .530 10/15/26 465,829
Series - 2021 1 (Class A4)
900,000 CarMax Auto Owner Trust 0 .740 10/15/26 830,701
Series - 2021 1 (Class B)
976,738 CarMax Auto Owner Trust 1 .470 12/15/26 939,895
Series - 2022 1 (Class A3)
700,000 CarMax Auto Owner Trust 2 .200 11/15/27 640,059
Series - 2022 1 (Class C)
500,000 Carvana Auto Receivables Trust 3 .000 02/10/28 453,798
Series - 2022 P1 (Class B)

Bond Index Fund September 30, 2023

See Notes to Financial Statements
Portfolio of Investments
(continued)
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
ASSET BACKED—continued
$ 1,000,000 Carvana Auto Receivables Trust 3 .520% 02/10/28 $ 943,479
Series - 2022 P1 (Class A4)
500,000 Carvana Auto Receivables Trust 3 .300 04/10/28 447,939
Series - 2022 P1 (Class C)
1,000,000 Chase Issuance Trust 3 .970 09/15/27 971,523
Series - 2022 A1 (Class A)
1,000,000 Chase Issuance Trust 5 .160 09/15/28 996,318
Series - 2023 A1 (Class A)
1,500,000 Chase Issuance Trust 5 .080 09/16/30 1,485,817
Series - 2023 A2 (Class A)
277,861 CNH Equipment Trust 0 .440 08/17/26 266,331
Series - 2021 B (Class A3)
1,000,000 CNH Equipment Trust 0 .700 05/17/27 910,009
Series - 2021 B (Class A4)
300,000 CNH Equipment Trust 5 .150 04/17/28 296,696
Series - 2022 C (Class A3)
105,418 Continental Airlines Pass Through Trust 4 .000 10/29/24 102,892
Series - 2012 2 (Class A)
81,432 Delta Air Lines Pass Through Trust 3 .625 07/30/27 75,922
Series - 2015 1 (Class AA)
246,185 Delta Air Lines Pass Through Trust 2 .000 06/10/28 214,893
Series - 2020 1 (Class AA)
1,500,000 Discover Card Execution Note Trust 0 .580 09/15/26 1,426,056
Series - 2021 A1 (Class A1)
1,000,000 Discover Card Execution Note Trust 3 .560 07/15/27 965,235
Series - 2022 A3 (Class A3)
1,500,000 Discover Card Execution Note Trust 5 .030 10/15/27 1,487,666
Series - 2022 A4 (Class A)
1,500,000 Discover Card Execution Note Trust 4 .930 06/15/28 1,481,654
Series - 2023 A2 (Class A)
1,500,000 Discover Card Execution Note Trust 1 .030 09/15/28 1,322,568
Series - 2021 A2 (Class A2)
348,573 Drive Auto Receivables Trust 1 .020 06/15/27 344,466
Series - 2021 1 (Class C)
1,500,000 Exeter Automobile Receivables Trust 3 .020 06/15/28 1,398,021
Series - 2022 1A (Class D)
839,582 FedEx Corp Pass Through Trust 1 .875 02/20/34 677,094
Series - 2020 1 (Class AA)
500,000 Ford Credit Auto Owner Trust 0 .510 08/15/26 473,776
Series - 2020 C (Class A4)
2,000,000 Ford Credit Auto Owner Trust 0 .490 09/15/26 1,876,025
Series - 2021 A (Class A4)
1,000,000 Ford Credit Auto Owner Trust 1 .560 05/15/27 927,696
Series - 2022 A (Class A4)
1,000,000 Ford Credit Auto Owner Trust 1 .910 07/15/27 919,511
Series - 2022 A (Class B)
850,000 Ford Credit Floorplan Master Owner Trust 2 .440 09/15/26 821,059
Series - 2019 4 (Class A)
144,077 (c) Freddie Mac Multifamily Structured Pass Through
Certificates
3 .527 10/25/23 143,532
Series - 2014 K036 (Class A2)
2,694,537 Freddie Mac Multifamily Structured Pass Through
Certificates
3 .023 01/25/25 2,604,757
Series - 2015 K045 (Class A2)
1,224,000 Freddie Mac Multifamily Structured Pass Through
Certificates
1 .760 03/25/28 1,060,828
Series - 2021 K742 (Class A2)
749,000 Freddie Mac Multifamily Structured Pass Through
Certificates
1 .369 04/25/28 631,764
Series - 2021 K742 (Class AM)
1,000,000 GM Financial Automobile Leasing Trust 4 .110 08/20/26 980,259
Series - 2022 3 (Class A4)

See Notes to Financial Statements
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
ASSET BACKED—continued
$ 267 GM Financial Consumer Automobile Receivables Trust 1 .490% 12/16/24 $ 267
Series - 2020 2 (Class A3)
112,989 GM Financial Consumer Automobile Receivables Trust 0 .380 08/18/25 111,096
Series - 2020 4 (Class A3)
233,728 GM Financial Consumer Automobile Receivables Trust 0 .350 10/16/25 228,886
Series - 2021 1 (Class A3)
500,000 GM Financial Consumer Automobile Receivables Trust 0 .500 02/17/26 478,285
Series - 2020 4 (Class A4)
529,974 GM Financial Consumer Automobile Receivables Trust 0 .510 04/16/26 514,795
Series - 2021 2 (Class A3)
673,786 GM Financial Consumer Automobile Receivables Trust 1 .260 11/16/26 651,082
Series - 2022 1 (Class A3)
850,000 GM Financial Securitized Term 1 .510 04/17/28 781,592
Series - 2022 1 (Class A4)
1,000,000 Harley-Davidson Motorcycle Trust 3 .060 02/15/27 977,377
Series - 2022 A (Class A3)
1,000,000 Harley-Davidson Motorcycle Trust 3 .260 01/15/30 954,634
Series - 2022 A (Class A4)
1,000,000 Honda Auto Receivables Owner Trust 1 .880 05/15/26 964,771
Series - 2022 1 (Class A3)
1,000,000 Honda Auto Receivables Owner Trust 0 .550 08/16/27 945,148
Series - 2021 2 (Class A4)
1,000,000 Honda Auto Receivables Owner Trust 0 .420 01/21/28 956,873
Series - 2021 1 (Class A4)
217,223 Hyundai Auto Receivables Trust 0 .380 09/15/25 212,815
Series - 2021 A (Class A3)
1,000,000 Hyundai Auto Receivables Trust 0 .620 05/17/27 941,092
Series - 2021 A (Class A4)
1,000,000 Hyundai Auto Receivables Trust 5 .310 08/15/29 995,239
Series - 2023 B (Class A4)
420,746 JetBlue Pass Through Trust 2 .750 05/15/32 352,599
Series - 2019 1 (Class AA)
836,408 JetBlue Pass Through Trust 4 .000 11/15/32 752,621
Series - 2020 1 (Class A)
590,650 John Deere Owner Trust 0 .520 03/16/26 570,487
Series - 2021 B (Class A3)
500,000 John Deere Owner Trust 0 .740 05/15/28 464,394
Series - 2021 B (Class A4)
1,000,000 John Deere Owner Trust 5 .110 05/15/30 985,161
Series - 2023 B (Class A4)
1,000,000 John Deere Owner Trust 5 .390 08/15/30 995,333
Series - 2023 C (Class A4)
1,000,000 Mercedes-Benz Auto Receivables Trust 5 .250 02/15/29 994,392
Series - 2022 1 (Class A4)
1,000,000 MSWF Commercial Mortgage Trust 5 .472 05/15/56 967,456
Series - 2023 1 (Class A4)
1,000,000 Nissan Auto Lease Trust 5 .610 11/15/27 997,960
Series - 2023 B (Class A4)
1,000,000 Nissan Auto Receivables Owner Trust 1 .860 08/17/26 963,181
Series - 2022 A (Class A3)
36,112 Santander Drive Auto Receivables Trust 0 .750 02/17/26 36,031
Series - 2021 1 (Class C)
1,000,000 Santander Drive Auto Receivables Trust 4 .430 03/15/27 980,669
Series - 2022 5 (Class B)
1,500,000 Santander Drive Auto Receivables Trust 1 .350 07/15/27 1,426,587
Series - 2021 2 (Class D)
58,738 Spirit Airlines Pass Through Trust 4 .100 04/01/28 53,276
Series - 2015 1A (Class A1)
1,500,000 Synchrony Card Funding LLC 3 .860 07/15/28 1,453,367
Series - 2022 A2 (Class A)

Bond Index Fund September 30, 2023

See Notes to Financial Statements
Portfolio of Investments
(continued)
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
ASSET BACKED—continued
$ 1,000,000 Synchrony Card Funding LLC 5 .540% 07/15/29 $ 998,262
Series - 2023 A1 (Class A)
500,000 Toyota Auto Receivables Owner Trust 0 .470 01/15/26 484,561
Series - 2020 D (Class A4)
500,000 Toyota Auto Receivables Owner Trust 2 .930 09/15/26 486,762
Series - 2022 B (Class A3)
1,500,000 Toyota Auto Receivables Owner Trust 0 .530 10/15/26 1,391,594
Series - 2021 B (Class A4)
500,000 Toyota Auto Receivables Owner Trust 3 .110 08/16/27 473,933
Series - 2022 B (Class A4)
145,064 Union Pacific Railroad Co Pass Through Trust 2 .695 05/12/27 131,561
Series - 2015 1 (Class A)
253,906 United Airlines Pass Through Trust 4 .150 04/11/24 250,461
Series - 2012 1 (Class A)
165,975 United Airlines Pass Through Trust 4 .300 08/15/25 158,803
Series - 2013 1 (Class A)
161,625 United Airlines Pass Through Trust 4 .875 01/15/26 156,465
Series - 2020 1 (Class B)
166,000 United Airlines Pass Through Trust 3 .750 09/03/26 155,238
Series - 2014 2 (Class A)
1,707,083 United Airlines Pass Through Trust 5 .875 10/15/27 1,692,501
Series - 2020 A (Class A)
132,306 United Airlines Pass Through Trust 3 .450 12/01/27 121,164
Series - 2015 1 (Class AA)
136,681 United Airlines Pass Through Trust 3 .100 07/07/28 123,530
Series - 2016 1 (Class AA)
136,681 United Airlines Pass Through Trust 3 .450 07/07/28 121,654
Series - 2016 1 (Class A)
283,704 United Airlines Pass Through Trust 2 .875 10/07/28 249,966
Series - 2016 2 (Class AA)
1,139,323 United Airlines Pass Through Trust 3 .500 03/01/30 1,009,727
Series - 2018 1 (Class AA)
290,783 United Airlines Pass Through Trust 4 .150 08/25/31 263,501
Series - 2019 1 (Class AA)
214,749 United Airlines Pass Through Trust 2 .700 05/01/32 177,124
Series - 2019 2 (Class AA)
555,000 UNITED STATES 5 .660 03/17/31 553,895
Series - 2023 B (Class A4)
4,410,000 Verizon Master Trust 0 .500 05/20/27 4,259,593
Series - 2021 1 (Class A)
3,000,000 Verizon Master Trust 0 .690 05/20/27 2,896,396
Series - 2021 1 (Class B)
815,000 Verizon Master Trust 0 .890 05/20/27 786,236
Series - 2021 1 (Class C)
1,000,000 Volkswagen Auto Loan Enhanced Trust 5 .010 01/22/30 985,077
Series - 2023 1 (Class A4)
785,103 World Omni Auto Receivables Trust 0 .300 01/15/26 764,463
Series - 2021 A (Class A3)
1,000,000 World Omni Auto Receivables Trust 0 .690 06/15/27 922,699
Series - 2021 B (Class A4)
500,000 World Omni Auto Receivables Trust 1 .040 06/15/27 457,930
Series - 2021 B (Class B)
500,000 World Omni Automobile Lease Securitization Trust 0 .750 11/16/26 489,876
Series - 2021 A (Class B)
TOTAL ASSET BACKED 120,216,753
OTHER MORTGAGE BACKED - 1 .7%
1,000,000 Bank 5 .745 08/15/56 993,617
Series - 2023 BNK46 (Class A4)
500,000 (c) Bank 6 .724 09/15/56 512,874
Series - 2023 5YR3 (Class A3)

See Notes to Financial Statements
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
OTHER MORTGAGE BACKED—continued
$ 2,500,000 BANK 1 .650% 12/15/53 $ 1,900,573
Series - 2020 BN30 (Class A3)
1,500,000 BANK 1 .925 12/15/53 1,134,198
Series - 2020 BN30 (Class A4)
500,000 (c) BANK 2 .111 12/15/53 363,901
Series - 2020 BN30 (Class AS)
500,000 (c) BANK 2 .445 12/15/53 345,722
Series - 2020 BN30 (Class B)
2,000,000 BANK 1 .771 02/15/54 1,527,078
Series - 2021 BN31 (Class A3)
1,000,000 BANK 2 .036 02/15/54 770,261
Series - 2021 BN31 (Class A4)
500,000 (c) BANK 2 .211 02/15/54 372,958
Series - 2021 BN31 (Class AS)
500,000 (c) BANK 2 .383 02/15/54 342,120
Series - 2021 BN31 (Class B)
500,000 (c) BANK 2 .545 02/15/54 312,306
Series - 2021 BN31 (Class C)
2,000,000 BANK 3 .538 11/15/54 1,816,592
Series - 2017 BNK9 (Class A4)
500,000 BANK 4 .399 08/15/55 447,103
Series - 2022 BNK43 (Class A5)
500,000 (c) BANK 5 .404 08/15/55 381,277
Series - 2022 BNK43 (Class C)
800,000 BANK 5 .203 02/15/56 757,282
Series - 2023 BNK45 (Class A5)
1,500,000 BANK 3 .390 06/15/60 1,369,813
Series - 2017 BNK5 (Class A5)
4,374,864 BANK 3 .641 02/15/61 4,150,116
Series - 2018 BN10 (Class ASB)
2,000,000 (c) BANK 3 .898 02/15/61 1,809,905
Series - 2018 BN10 (Class AS)
8,000,000 BANK 3 .584 05/15/62 6,957,140
Series - 2019 BN18 (Class A4)
5,000,000 BANK 1 .584 03/15/63 3,867,125
Series - 2020 BN28 (Class A3)
1,000,000 BANK 2 .438 06/15/63 767,198
Series - 2021 BN34 (Class A5)
1,000,000 BANK 2 .556 05/15/64 795,933
Series - 2021 BN33 (Class A5)
1,000,000 BANK 2 .792 05/15/64 772,976
Series - 2021 BN33 (Class AS)
500,000 BANK 3 .297 05/15/64 309,149
Series - 2021 BN33 (Class C)
1,000,000 (c),(e) BANK 2 .500 06/15/64 508,794
Series - 2021 BN35 (Class D)
1,000,000 (b),(c) Barclays Commercial Mortgage S 6 .000 09/15/56 1,010,072
Series - 2023 C21 (Class A5)
3,000,000 BBCMS Mortgage Trust 3 .674 02/15/50 2,776,824
Series - 2017 C1 (Class A4)
12,500,000 BBCMS Mortgage Trust 2 .690 02/15/53 11,697,125
Series - 2020 C6 (Class A2)
500,000 BBCMS Mortgage Trust 4 .441 09/15/55 451,271
Series - 2022 C17 (Class A5)
500,000 BBCMS Mortgage Trust 5 .310 07/15/56 480,758
Series - 2023 C20 (Class A4)
1,000,000 (c) Benchmark Mortgage Trust 3 .878 01/15/51 877,003
Series - 2018 B1 (Class AM)
391,548 Benchmark Mortgage Trust 3 .976 07/15/51 381,495
Series - 2018 B4 (Class A2)

Bond Index Fund September 30, 2023

See Notes to Financial Statements
Portfolio of Investments
(continued)
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
OTHER MORTGAGE BACKED—continued
$ 1,000,000 (c) Benchmark Mortgage Trust 4 .655% 07/15/51 $ 774,156
Series - 2018 B4 (Class C)
5,850,000 Benchmark Mortgage Trust 3 .542 05/15/52 5,068,109
Series - 2019 B11 (Class A5)
1,000,000 (c) Benchmark Mortgage Trust 2 .944 02/15/53 807,831
Series - 2020 B16 (Class AM)
1,500,000 (c) Benchmark Mortgage Trust 3 .176 02/15/53 1,129,613
Series - 2020 B16 (Class B)
1,500,000 (c) Benchmark Mortgage Trust 3 .535 02/15/53 1,078,037
Series - 2020 B16 (Class C)
2,000,000 (c) Benchmark Mortgage Trust 4 .510 05/15/53 1,867,225
Series - 2018 B7 (Class A4)
5,000,000 Benchmark Mortgage Trust 1 .925 07/15/53 3,826,253
Series - 2020 B18 (Class A5)
2,500,000 Benchmark Mortgage Trust 1 .704 12/17/53 1,928,645
Series - 2020 B21 (Class A4)
2,500,000 Benchmark Mortgage Trust 1 .978 12/17/53 1,913,457
Series - 2020 B21 (Class A5)
2,500,000 Benchmark Mortgage Trust 1 .685 01/15/54 1,921,045
Series - 2020 B22 (Class A4)
1,500,000 Benchmark Mortgage Trust 1 .973 01/15/54 1,142,736
Series - 2020 B22 (Class A5)
1,500,000 Benchmark Mortgage Trust 2 .163 01/15/54 1,083,481
Series - 2020 B22 (Class AM)
2,000,000 Benchmark Mortgage Trust 1 .620 02/15/54 1,759,118
Series - 2021 B23 (Class A2)
1,500,000 Benchmark Mortgage Trust 1 .823 02/15/54 1,117,023
Series - 2021 B23 (Class A4A1)
1,500,000 Benchmark Mortgage Trust 2 .070 02/15/54 1,120,222
Series - 2021 B23 (Class A5)
500,000 Benchmark Mortgage Trust 2 .095 02/15/54 324,274
Series - 2021 B23 (Class B)
500,000 Benchmark Mortgage Trust 2 .274 02/15/54 363,125
Series - 2021 B23 (Class AS)
500,000 (c) Benchmark Mortgage Trust 2 .563 02/15/54 295,640
Series - 2021 B23 (Class C)
1,000,000 Benchmark Mortgage Trust 2 .577 04/15/54 764,087
Series - 2021 B25 (Class A5)
1,000,000 Benchmark Mortgage Trust 2 .847 04/15/54 728,189
Series - 2021 B25 (Class AS)
1,700,000 Benchmark Mortgage Trust 2 .613 06/15/54 1,316,260
Series - 2021 B26 (Class A5)
702,000 (c) Benchmark Mortgage Trust 2 .688 06/15/54 487,031
Series - 2021 B26 (Class B)
500,000 Benchmark Mortgage Trust 2 .825 06/15/54 375,750
Series - 2021 B26 (Class AM)
1,500,000 Benchmark Mortgage Trust 2 .512 07/15/54 1,096,370
Series - 2021 B27 (Class AS)
1,000,000 Benchmark Mortgage Trust 5 .358 05/15/55 970,067
Series - 2023 V2 (Class A2)
500,000 (c) Benchmark Mortgage Trust 4 .470 07/15/55 450,939
Series - 2022 B36 (Class A5)
500,000 (c) Benchmark Mortgage Trust 5 .290 07/15/55 350,460
Series - 2022 B36 (Class C)
5,000,000 Benchmark Mortgage Trust 2 .914 12/15/72 4,769,683
Series - 2019 B15 (Class A2)
1,500,000 (c) BMO Mortgage Trust 5 .117 02/15/56 1,420,286
Series - 2023 C4 (Class A5)
1,000,000 (c) BMO Mortgage Trust 6 .534 08/15/56 1,016,015
Series - 2023 5C1 (Class A3)

See Notes to Financial Statements
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
OTHER MORTGAGE BACKED—continued
$ 2,000,000 (c) BMO Mortgage Trust 5 .956% 09/15/56 $ 2,012,254
Series - 2023 C6 (Class A5)
1,000,000 (c) CD Mortgage Trust 3 .526 11/10/49 910,205
Series - 2016 CD2 (Class A4)
2,000,000 CD Mortgage Trust 3 .631 02/10/50 1,799,800
Series - 2017 CD3 (Class A4)
12,312 CD Mortgage Trust 3 .025 08/15/50 11,264
Series - 2017 CD5 (Class A2)
2,500,000 CD Mortgage Trust 3 .431 08/15/50 2,263,008
Series - 2017 CD5 (Class A4)
1,000,000 (c) CD Mortgage Trust 3 .684 08/15/50 893,378
Series - 2017 CD5 (Class AS)
1,750,000 CD Mortgage Trust 4 .279 08/15/51 1,596,978
Series - 2018 CD7 (Class A4)
755,000 Citigroup Commercial Mortgage Trust 4 .023 03/11/47 751,223
Series - 2014 GC19 (Class A4)
440,887 Citigroup Commercial Mortgage Trust 3 .622 07/10/47 430,863
Series - 2014 GC23 (Class A4)
500,000 Citigroup Commercial Mortgage Trust 3 .635 10/10/47 485,175
Series - 2014 GC25 (Class A4)
1,000,000 Citigroup Commercial Mortgage Trust 3 .137 02/10/48 962,217
Series - 2015 GC27 (Class A5)
1,000,000 Citigroup Commercial Mortgage Trust 3 .571 02/10/48 951,160
Series - 2015 GC27 (Class AS)
1,000,000 Citigroup Commercial Mortgage Trust 3 .616 02/10/49 935,689
Series - 2016 GC36 (Class A5)
2,000,000 Citigroup Commercial Mortgage Trust 3 .314 04/10/49 1,862,511
Series - 2016 GC37 (Class A4)
500,000 Citigroup Commercial Mortgage Trust 3 .576 04/10/49 461,422
Series - 2016 GC37 (Class AS)
1,500,000 Citigroup Commercial Mortgage Trust 2 .832 08/10/49 1,366,446
Series - 2016 C2 (Class A4)
1,000,000 Citigroup Commercial Mortgage Trust 3 .465 09/15/50 910,844
Series - 2017 P8 (Class A4)
1,480,000 Citigroup Commercial Mortgage Trust 3 .778 09/10/58 1,389,328
Series - 2015 GC33 (Class A4)
500,000 Comm Mortgage Trust 3 .961 03/10/47 496,233
Series - 2014 UBS2 (Class A5)
441,362 COMM Mortgage Trust 4 .046 10/10/46 440,127
Series - 2013 CR12 (Class A4)
1,000,000 COMM Mortgage Trust 4 .051 04/10/47 984,733
Series - 2014 CR16 (Class A4)
1,000,000 COMM Mortgage Trust 3 .819 06/10/47 980,760
Series - 2014 UBS3 (Class A4)
1,000,000 COMM Mortgage Trust 3 .694 08/10/47 972,441
Series - 2014 UBS4 (Class A5)
754,520 COMM Mortgage Trust 3 .326 11/10/47 738,209
Series - 2014 CR20 (Class A3)
1,000,000 COMM Mortgage Trust 3 .590 11/10/47 968,784
Series - 2014 CR20 (Class A4)
1,000,000 (c) COMM Mortgage Trust 4 .339 12/10/47 945,246
Series - 2014 CR21 (Class B)
3,150,000 COMM Mortgage Trust 3 .183 02/10/48 3,024,020
Series - 2015 LC19 (Class A4)
1,000,000 (c) COMM Mortgage Trust 4 .354 02/10/48 881,990
Series - 2015 LC19 (Class C)
1,700,000 COMM Mortgage Trust 3 .708 07/10/48 1,628,185
Series - 2015 LC21 (Class A4)
616,563 COMM Mortgage Trust 3 .432 08/10/48 589,006
Series - 2015 CR24 (Class A4)

Bond Index Fund September 30, 2023

See Notes to Financial Statements
Portfolio of Investments
(continued)
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
OTHER MORTGAGE BACKED—continued
$ 1,000,000 COMM Mortgage Trust 3 .759% 08/10/48 $ 955,149
Series - 2015 CR25 (Class A4)
1,500,000 COMM Mortgage Trust 3 .774 10/10/48 1,423,026
Series - 2015 LC23 (Class A4)
5,000,000 COMM Mortgage Trust 2 .827 08/15/57 4,777,894
Series - 2019 GC44 (Class A2)
3,000,000 COMM Mortgage Trust 3 .263 08/15/57 2,466,828
Series - 2019 GC44 (Class AM)
650,000 (c) CSAIL Commercial Mortgage Trust 5 .083 01/15/49 536,492
Series - 2016 C6 (Class C)
2,000,000 (c) CSAIL Commercial Mortgage Trust 4 .224 08/15/51 1,852,363
Series - 2018 CX12 (Class A4)
10,000,000 CSAIL Commercial Mortgage Trust 4 .053 03/15/52 9,028,281
Series - 2019 C15 (Class A4)
926,073 DBGS Mortgage Trust 4 .358 10/15/51 923,145
Series - 2018 C1 (Class A2)
5,790,000 DBGS Mortgage Trust 4 .466 10/15/51 5,291,318
Series - 2018 C1 (Class A4)
1,590,000 DBJPM Mortgage Trust 3 .328 06/10/50 1,452,016
Series - 2017 C6 (Class A5)
3,500,000 DBJPMortgage Trust 3 .276 05/10/49 3,261,014
Series - 2016 C1 (Class A4)
1,000,000 DBJPMortgage Trust 3 .539 05/10/49 914,325
Series - 2016 C1 (Class AM)
5,000,000 DBJPMortgage Trust 1 .900 08/15/53 4,562,442
Series - 2020 C9 (Class A2)
1,500,000 Freddie Mac Multifamily Structured Pass Through
Certificates
1 .199 12/25/27 1,268,901
Series - 2021 K741 (Class AM)
8,440,000 Freddie Mac Multifamily Structured Pass Through
Certificates
1 .603 12/25/27 7,311,675
Series - 2021 K741 (Class A2)
3,000,000 Freddie Mac Multifamily Structured Pass Through
Certificates
4 .819 06/25/28 2,943,113
Series - 2023 K505 (Class A2)
2,940,862 Freddie Mac Multifamily Structured Pass Through
Certificates
1 .712 07/25/28 2,528,876
Series - 2021 K744 (Class A2)
8,000,000 (c) Freddie Mac Multifamily Structured Pass Through
Certificates
4 .650 08/25/28 7,812,532
Series - 2023 K506 (Class A2)
2,000,000 (c) Freddie Mac Multifamily Structured Pass Through
Certificates
4 .800 09/25/28 1,965,046
Series - 2023 K507 (Class A2)
892,820 Freddie Mac Multifamily Structured Pass Through
Certificates
1 .229 03/25/30 770,927
Series - 2021 K128 (Class A1)
952,333 Freddie Mac Multifamily Structured Pass Through
Certificates
1 .101 08/25/30 797,110
Series - 2021 K125 (Class A1)
1,949,562 Freddie Mac Multifamily Structured Pass Through
Certificates
1 .353 11/25/30 1,662,333
Series - 2021 K127 (Class A1)
1,000,000 Freddie Mac Multifamily Structured Pass Through
Certificates
1 .792 01/25/31 789,064
Series - 2021 K126 (Class AM)
9,000,000 Freddie Mac Multifamily Structured Pass Through
Certificates
1 .846 01/25/31 7,171,108
Series - 2021 K125 (Class A2)
3,000,000 Freddie Mac Multifamily Structured Pass Through
Certificates
2 .108 01/25/31 2,435,796
Series - 2021 K127 (Class A2)

See Notes to Financial Statements
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
OTHER MORTGAGE BACKED—continued
$ 1,332,000 Freddie Mac Multifamily Structured Pass Through
Certificates
1 .851% 02/25/31 $ 1,049,545
Series - 2021 K127 (Class AM)
1,000,000 Freddie Mac Multifamily Structured Pass Through
Certificates
1 .749 03/25/31 781,504
Series - 2021 K128 (Class AM)
2,000,000 Freddie Mac Multifamily Structured Pass Through
Certificates
2 .020 03/25/31 1,612,519
Series - 2021 K128 (Class A2)
1,000,000 Freddie Mac Multifamily Structured Pass Through
Certificates
1 .647 05/25/31 771,592
Series - 2021 K129 (Class AM)
3,000,000 (c) Freddie Mac Multifamily Structured Pass Through
Certificates
3 .500 07/25/32 2,633,223
Series - 2022 K148 (Class A2)
1,876,014 Freddie Mac Multifamily Structured Pass Through
Certificates
2 .007 07/25/35 1,458,688
Series - 2021 1520 (Class A1)
2,000,000 Freddie Mac Multifamily Structured Pass Through
Certificates
2 .438 02/25/36 1,453,605
Series - 2021 1520 (Class A2)
2,000,000 Freddie Mac Multifamily Structured Pass Through
Certificates
2 .184 08/25/36 1,401,287
Series - 2021 1521 (Class A2)
1,000,000 GS Mortgage Securities Trust 4 .074 01/10/47 993,785
Series - 2014 GC18 (Class A4)
1,500,000 GS Mortgage Securities Trust 3 .964 11/10/47 1,433,461
Series - 2014 GC26 (Class AS)
1,749,843 GS Mortgage Securities Trust 3 .136 02/10/48 1,706,873
Series - 2015 GC28 (Class A4)
1,423,318 GS Mortgage Securities Trust 3 .178 11/10/49 1,316,210
Series - 2016 GS4 (Class A3)
1,350,000 (c) GS Mortgage Securities Trust 4 .078 11/10/49 1,086,125
Series - 2016 GS4 (Class C)
800,000 GS Mortgage Securities Trust 3 .382 05/10/50 759,286
Series - 2015 GC30 (Class A4)
566,194 GS Mortgage Securities Trust 2 .945 08/10/50 532,291
Series - 2017 GS7 (Class A2)
1,500,000 GS Mortgage Securities Trust 3 .430 08/10/50 1,350,128
Series - 2017 GS7 (Class A4)
1,000,000 GS Mortgage Securities Trust 3 .872 02/10/52 993,621
Series - 2019 GC38 (Class A2)
2,500,000 GS Mortgage Securities Trust 3 .968 02/10/52 2,255,775
Series - 2019 GC38 (Class A4)
500,000 (c) GS Mortgage Securities Trust 4 .309 02/10/52 420,580
Series - 2019 GC38 (Class B)
2,500,000 GS Mortgage Securities Trust 2 .898 02/13/53 2,382,718
Series - 2020 GC45 (Class A2)
4,000,000 (c) GS Mortgage Securities Trust 3 .173 02/13/53 3,218,519
Series - 2020 GC45 (Class AS)
2,000,000 (c) GS Mortgage Securities Trust 3 .405 02/13/53 1,545,865
Series - 2020 GC45 (Class B)
2,000,000 GS Mortgage Securities Trust 2 .125 05/12/53 1,593,798
Series - 2020 GC47 (Class A4)
4,000,000 GS Mortgage Securities Trust 2 .377 05/12/53 3,218,334
Series - 2020 GC47 (Class A5)
1,000,000 GS Mortgage Securities Trust 1 .662 12/12/53 855,488
Series - 2020 GSA2 (Class AAB)
3,000,000 GS Mortgage Securities Trust 1 .721 12/12/53 2,307,126
Series - 2020 GSA2 (Class A4)
2,000,000 GS Mortgage Securities Trust 2 .012 12/12/53 1,523,849
Series - 2020 GSA2 (Class A5)

Bond Index Fund September 30, 2023

See Notes to Financial Statements
Portfolio of Investments
(continued)
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
OTHER MORTGAGE BACKED—continued
$ 1,000,000 GS Mortgage Securities Trust 2 .224% 12/12/53 $ 736,763
Series - 2020 GSA2 (Class AS)
21,703 JP Morgan Chase Commercial Mortgage Securities
Trust
4 .166 12/15/46 21,703
Series - 2013 C16 (Class A4)
1,000,000 JP Morgan Chase Commercial Mortgage Securities
Trust
2 .822 08/15/49 906,283
Series - 2016 JP2 (Class A4)
2,000,000 JPMBB Commercial Mortgage Securities Trust 3 .801 09/15/47 1,947,120
Series - 2014 C22 (Class A4)
1,875,000 (c) JPMBB Commercial Mortgage Securities Trust 4 .118 05/15/48 1,720,817
Series - 2015 C29 (Class B)
2,700,000 JPMBB Commercial Mortgage Securities Trust 3 .227 10/15/48 2,562,211
Series - 2015 C28 (Class A4)
1,100,000 JPMBB Commercial Mortgage Securities Trust 3 .532 10/15/48 1,033,914
Series - 2015 C28 (Class AS)
2,000,000 JPMBB Commercial Mortgage Securities Trust 3 .770 12/15/48 1,894,339
Series - 2015 C33 (Class A4)
1,000,000 JPMBB Commercial Mortgage Securities Trust 3 .576 03/17/49 941,757
Series - 2016 C1 (Class A5)
500,000 JPMBB Commercial Mortgage Securities Trust 3 .970 03/17/49 464,595
Series - 2016 C1 (Class AS)
500,000 (c) JPMBB Commercial Mortgage Securities Trust 4 .859 03/17/49 461,897
Series - 2016 C1 (Class B)
681,668 JPMCC Commercial Mortgage Securities Trust 3 .109 07/15/50 620,295
Series - 2017 JP6 (Class A3)
2,500,000 JPMCC Commercial Mortgage Securities Trust 3 .454 09/15/50 2,248,428
Series - 2017 JP7 (Class A5)
2,150,000 JPMCC Commercial Mortgage Securities Trust 3 .219 06/13/52 1,974,290
Series - 2019 COR5 (Class ASB)
1,000,000 (c) JPMDB Commercial Mortgage Securities Trust 3 .990 06/15/49 782,978
Series - 2016 C2 (Class B)
5,922,824 JPMDB Commercial Mortgage Securities Trust 3 .141 12/15/49 5,367,824
Series - 2016 C4 (Class A3)
5,000,000 JPMDB Commercial Mortgage Securities Trust 2 .946 11/13/52 4,752,247
Series - 2019 COR6 (Class A2)
91,113 Morgan Stanley Bank of America Merrill Lynch Trust 3 .456 05/15/46 88,454
Series - 2013 C9 (Class AS)
64,997 Morgan Stanley Bank of America Merrill Lynch Trust 3 .654 04/15/47 64,674
Series - 2014 C15 (Class ASB)
2,000,000 Morgan Stanley Bank of America Merrill Lynch Trust 3 .892 06/15/47 1,969,321
Series - 2014 C16 (Class A5)
3,500,000 Morgan Stanley Bank of America Merrill Lynch Trust 3 .249 02/15/48 3,357,565
Series - 2015 C20 (Class A4)
1,000,000 Morgan Stanley Bank of America Merrill Lynch Trust 3 .306 04/15/48 949,365
Series - 2015 C22 (Class A4)
1,000,000 Morgan Stanley Bank of America Merrill Lynch Trust 3 .732 05/15/48 954,519
Series - 2015 C24 (Class A4)
2,000,000 Morgan Stanley Bank of America Merrill Lynch Trust 3 .599 05/15/50 1,840,704
Series - 2017 C33 (Class A5)
535,000 Morgan Stanley Capital I Trust 3 .594 03/15/49 498,786
Series - 2016 UBS9 (Class A4)
1,000,000 (c) Morgan Stanley Capital I Trust 5 .013 07/15/51 792,238
Series - 2018 H3 (Class C)
1,500,000 (c) Morgan Stanley Capital I Trust 4 .238 10/15/51 1,430,200
Series - 2018 L1 (Class ASB)
1,627,135 Morgan Stanley Capital I Trust 4 .288 10/15/51 1,622,330
Series - 2018 L1 (Class A2)
1,500,000 (c) Morgan Stanley Capital I Trust 4 .407 10/15/51 1,398,127
Series - 2018 L1 (Class A4)
1,000,000 Morgan Stanley Capital I Trust 4 .071 03/15/52 902,194
Series - 2019 L2 (Class A4)

See Notes to Financial Statements
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
OTHER MORTGAGE BACKED—continued
$ 5,000,000 Morgan Stanley Capital I Trust 3 .224% 06/15/52 $ 4,609,579
Series - 2019 H6 (Class ASB)
750,000 Morgan Stanley Capital I Trust 3 .417 06/15/52 655,977
Series - 2019 H6 (Class A4)
5,000,000 Morgan Stanley Capital I Trust 1 .790 07/15/53 3,878,375
Series - 2020 HR8 (Class A3)
2,000,000 Morgan Stanley Capital I Trust 2 .438 05/15/54 1,592,512
Series - 2021 L5 (Class A3)
1,000,000 Morgan Stanley Capital I Trust 2 .951 05/15/54 772,355
Series - 2021 L5 (Class AS)
500,000 Santander Drive Auto Receivables Trust 5 .950 01/17/28 497,270
Series - 2022 7 (Class B)
500,000 Santander Drive Auto Receivables Trust 6 .690 03/17/31 503,798
Series - 2022 7 (Class C)
357,694 UBS Commercial Mortgage Trust 2 .998 08/15/50 356,722
Series - 2017 C3 (Class A2)
1,500,000 UBS Commercial Mortgage Trust 3 .426 08/15/50 1,360,436
Series - 2017 C3 (Class A4)
1,000,000 (c) UBS Commercial Mortgage Trust 3 .739 08/15/50 883,677
Series - 2017 C3 (Class AS)
11,000,000 UBS Commercial Mortgage Trust 4 .313 05/15/51 10,139,863
Series - 2018 C10 (Class A4)
2,000,000 UBS Commercial Mortgage Trust 4 .296 08/15/51 1,831,981
Series - 2018 C12 (Class A5)
2,400,000 (c) UBS Commercial Mortgage Trust 5 .381 12/15/51 1,800,190
Series - 2018 C14 (Class C)
875,000 (c) Wells Fargo Commercial Mortgage Trust 3 .872 05/15/48 821,954
Series - 2015 C28 (Class AS)
2,000,000 Wells Fargo Commercial Mortgage Trust 3 .695 11/15/48 1,890,609
Series - 2015 C31 (Class A4)
480,000 (c) Wells Fargo Commercial Mortgage Trust 4 .224 12/15/48 434,015
Series - 2015 NXS4 (Class B)
2,000,000 Wells Fargo Commercial Mortgage Trust 2 .652 08/15/49 1,808,176
Series - 2016 BNK1 (Class A3)
500,000 Wells Fargo Commercial Mortgage Trust 2 .967 08/15/49 372,385
Series - 2016 BNK1 (Class B)
1,000,000 Wells Fargo Commercial Mortgage Trust 3 .377 11/15/49 890,840
Series - 2016 NXS6 (Class AS)
2,000,000 Wells Fargo Commercial Mortgage Trust 4 .152 08/15/51 1,830,805
Series - 2018 C46 (Class A4)
2,700,000 Wells Fargo Commercial Mortgage Trust 3 .760 03/15/52 2,433,997
Series - 2019 C49 (Class A4)
2,000,000 Wells Fargo Commercial Mortgage Trust 3 .635 05/15/52 1,859,158
Series - 2019 C50 (Class ASB)
3,250,000 Wells Fargo Commercial Mortgage Trust 4 .192 05/15/52 2,764,650
Series - 2019 C50 (Class B)
10,000,000 Wells Fargo Commercial Mortgage Trust 3 .040 10/15/52 8,467,718
Series - 2019 C53 (Class A4)
2,500,000 Wells Fargo Commercial Mortgage Trust 1 .810 07/15/53 1,959,353
Series - 2020 C58 (Class A3)
1,500,000 Wells Fargo Commercial Mortgage Trust 2 .092 07/15/53 1,156,359
Series - 2020 C58 (Class A4)
500,000 Wells Fargo Commercial Mortgage Trust 2 .398 07/15/53 363,749
Series - 2020 C58 (Class AS)
10,000,000 Wells Fargo Commercial Mortgage Trust 1 .864 08/15/53 7,793,496
Series - 2020 C57 (Class A3)
1,893,000 Wells Fargo Commercial Mortgage Trust 2 .626 04/15/54 1,497,793
Series - 2021 C59 (Class A5)
117,000 Wells Fargo Commercial Mortgage Trust 3 .896 03/15/59 96,816
Series - 2016 C33 (Class C)

Bond Index Fund September 30, 2023

See Notes to Financial Statements
Portfolio of Investments
(continued)
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
OTHER MORTGAGE BACKED—continued
$ 500,000 (c) WFRBS Commercial Mortgage Trust 4 .646% 03/15/47 $ 446,169
Series - 2014 C19 (Class C)
1,000,000 (c) WFRBS Commercial Mortgage Trust 4 .723 03/15/47 935,879
Series - 2014 C19 (Class B)
TOTAL OTHER MORTGAGE BACKED 351,438,348
TOTAL STRUCTURED ASSETS 471,655,101
(Cost $537,901,069)
TOTAL LONG-TERM INVESTMENTS 20,726,030,303
(Cost $24,132,269,405)
REFERENCERATE & SPREAD
SHORT-TERM INVESTMENTS - 0.6%
GOVERNMENT AGENCY DEBT - 0 .1%
$ 25,000,000 Federal Home Loan Bank (FHLB) 0 .000 10/13/23 24,960,871
3,000,000 FHLB 0 .000 10/20/23 2,992,320
TOTAL GOVERNMENT AGENCY DEBT 27,953,191
REPURCHASE AGREEMENT - 0 .4%
76,637,000 (f) Fixed Income Clearing Corp (FICC) 5 .300 10/02/23 76,637,000
TOTAL REPURCHASE AGREEMENT 76,637,000
TREASURY DEBT - 0 .1%
12,000,000 United States Treasury Bill 0 .000 11/02/23 11,945,337
TOTAL TREASURY DEBT 11,945,337
TOTAL SHORT-TERM INVESTMENTS 116,535,528
(Cost $116,528,466)
SHARES
EXP
INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING - 0.6%
130,117,987 (g) State Street Navigator Securities Lending Government
Money Market Portfolio
5 .360 130,117,987
TOTAL INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING 130,117,987
(Cost $130,117,987)
TOTAL INVESTMENTS - 100.5% 20,972,683,818
(Cost $24,378,915,858)
OTHER ASSETS & LIABILITIES, NET - (0.5)% (105,434,653)
NET ASSETS - 100.0% $ 20,867,249,165
CME Chicago Mercantile Exchange
DGS1 1-Year Treasury Constant Maturity Rate
LIBOR London Interbank Offered Rate
M Month
REIT Real Estate Investment Trust
SOFR Secure Overnight Financing Rate
UPMC University of Pittsburgh Medical Center
(a)
All or a portion of these securities are out on loan. The aggregate value of securities on loan is $140,465,234.
(b)
When-issued or delayed delivery security.
(c) Floating or variable rate security includes the reference rate and spread, unless the variable rate is based on the underlying asset of the security. Coupon rate reflects the rate at period end.
(d)
Perpetual security
(e) Security is exempt from registration under Rule 144(A) of the Securities Act of 1933, as amended. These securities are deemed liquid and may be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
(f) Agreement with Fixed Income Clearing Corp (FICC), 5.300% dated 9/29/23 to be repurchased at $76,637,000 on 10/2/23, collateralized by Government Agency
Securities, with coupon rate 4.625% and maturity date 9/15/26, valued at $78,169,796.
(g)
Investments made with cash collateral received from securities on loan.

Portfolio of Investments
Core Bond Fund September 30, 2023

See Notes to Financial Statements
(Unaudited)
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
LONG-TERM INVESTMENTS - 97.7%
BANK LOAN OBLIGATIONS - 1.7%
AUTOMOBILES & COMPONENTS - 0 .0%
$ 788,385 (a) Gates Global LLC SOFR 12 M + 2.500% 7 .931% 03/31/27 $ 787,498
TOTAL AUTOMOBILES & COMPONENTS 787,498
CAPITAL GOODS - 0 .1%
896,732 (a) Alliance Laundry Systems LLC SOFR 4 M + 3.500% 8 .901 10/08/27 897,665
699,737 (a) Avolon TLB Borrower  US LLC SOFR 1 M + 2.500% 7 .825 06/22/28 700,570
890,352 (a) Avolon TLB Borrower US LLC SOFR 1 M + 1.500% 6 .925 02/12/27 890,632
588,269 (a) Chariot Buyer LLC SOFR 12 M + 3.250% 8 .681 11/03/28 580,318
475,303 (a) Cornerstone Building Brands, Inc SOFR 1 M + 3.250% 8 .682 04/12/28 465,055
1,626,147 (a) Emerson Climate Technologies, Inc SOFR 12 M + 3.000% 8 .331 05/31/30 1,626,155
772,121 (a) Resideo Funding, Inc CME Term SOFR 1 Month +
2.250%
7 .698 02/12/28 775,256
331,818 (a) SRAM LLC SOFR 12 M + 2.750% 8 .196 05/18/28 331,352
402,434 (a) TransDigm, Inc LIBOR 3 M + 2.250% 6 .980 12/09/25 403,094
1,433,065 (a) TransDigm, Inc SOFR 4 M + 3.250% 8 .492 02/22/27 1,436,591
TOTAL CAPITAL GOODS 8,106,688
COMMERCIAL & PROFESSIONAL SERVICES - 0 .1%
1,340,624 (a) AlixPartners LLP SOFR 12 M + 2.750% 8 .196 02/04/28 1,341,295
271,563 (a) Amentum Government Services Holdings LLC SOFR 12 M + 4.000% 9 .446 01/29/27 268,509
974,561 (a) EAB Global, Inc LIBOR 4 M + 3.500% 9 .131 08/16/28 969,079
362,496 (a) GFL Environmental, Inc LIBOR 3 M + 3.000% 3 .000 05/31/25 363,098
1,820,000 (a),(b) GTCR W MERGER SUB CME Term SOFR 1 Month +
3.000%
3 .000 09/20/30 1,820,664
708,524 (a) Peraton Corp SOFR 12 M + 3.750% 9 .181 02/01/28 707,935
1,276,129 (a) Prime Security Services Borrower LLC SOFR 12 M + 2.750% 8 .192 09/23/26 1,275,695
1,716,814 (a) Sedgwick Claims Management Services, Inc SOFR 12 M + 3.750% 9 .081 02/24/28 1,715,638
453,984 (a) Spin Holdco, Inc LIBOR 3 M + 4.000% 9 .664 03/04/28 394,151
4,042,408 (a) Trans Union LLC SOFR 12 M + 2.250% 7 .696 12/01/28 4,045,460
398,724 (a) West Technology Group LLC SOFR 12 M + 4.000% 9 .581 04/10/27 382,027
TOTAL COMMERCIAL & PROFESSIONAL SERVICES 13,283,551
CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL - 0 .1%
4,950,000 (a) Flutter Financing BV SOFR 4 M + 3.250% 8 .754 07/22/28 4,964,850
604,144 (a),(b) LS Group OpCo Acquisition LLC SOFR 12 M + 3.250% 8 .692 11/02/27 601,879
982,481 (a) PetSmart LLC SOFR 12 M + 3.750% 9 .181 02/11/28 980,987
483,501 (a) Staples, Inc LIBOR 4 M + 5.000% 10 .634 04/16/26 415,932
TOTAL CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL 6,963,648
CONSUMER DURABLES & APPAREL - 0 .0%
980,000 (a) Conair Holdings LLC LIBOR 4 M + 3.750% 9 .288 05/17/28 941,613
976,613 (a) Weber-Stephen Products LLC SOFR 12 M + 3.250% 8 .696 10/30/27 884,035
TOTAL CONSUMER DURABLES & APPAREL 1,825,648
CONSUMER SERVICES - 0 .2%
3,795,507 (a) 1011778 BC ULC LIBOR 1 M + 1.750% 7 .196 11/19/26 3,785,639
396,962 (a) Alterra Mountain Co SOFR 12 M + 3.500% 8 .946 08/17/28 397,129
1,567,125 (a) Caesars Entertainment, Inc SOFR 12 M + 3.250% 8 .681 02/06/30 1,569,577
583,110 (a) Carnival Corp SOFR 12 M + 3.250% 8 .696 10/18/28 581,165
653,363 (a) CCC Intelligent Solutions, Inc SOFR 12 M + 2.250% 7 .696 09/21/28 652,683
974,093 (a) ClubCorp Holdings, Inc LIBOR 4 M + 2.750% 8 .288 09/18/24 961,006
270,000 (a) Delta 2 Lux Sarl SOFR 12 M + 3.000% 8 .331 01/15/30 270,304
633,640 (a) Dun & Bradstreet Corp SOFR 1 Month + 2.750% 8 .167 02/08/26 633,440
451,588 (a) Element Materials Technology Group US Holdings, Inc CME Term SOFR 1 Month +
4.250%
8 .930 04/12/29 447,449

Core Bond Fund September 30, 2023

See Notes to Financial Statements
Portfolio of Investments
(continued)
Portfolio of Investments
(continued)
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
CONSUMER SERVICES—continued
$ 208,425 (a) Element Materials Technology Group US Holdings, Inc SOFR 4 M + 4.250% 9 .592% 06/22/29 $ 206,515
1,955,211 (a) Fertitta Entertainment LLC SOFR 12 M + 4.000% 9 .331 01/27/29 1,938,817
855,351 (a) IRB Holding Corp SOFR 12 M + 3.000% 8 .431 12/15/27 853,251
378,818 (a) KFC Holding Co SOFR 1 M + 1.750% 7 .195 03/15/28 379,223
643,824 (a) Life Time, Inc SOFR 2M + 4.750% 10 .611 01/15/26 646,238
186,233 (a) Motion Finco LLC LIBOR 1 M + 3.250% 0 .000 11/04/26 186,047
306,619 (a) Penn National Gaming, Inc SOFR 12 M + 2.750% 8 .181 05/03/29 306,619
2,218,424 (a) Sophia LP LIBOR 1 M + 3.750% 8 .230 10/07/27 2,216,116
1,344,063 (a) Stars Group Holdings BV SOFR 4 M + 2.250% 7 .754 07/21/26 1,344,903
TOTAL CONSUMER SERVICES 17,376,121
CONSUMER STAPLES DISTRIBUTION & RETAIL - 0 .0%
881,833 (a) US Foods, Inc SOFR 12 M + 2.500% 7 .946 11/22/28 884,386
TOTAL CONSUMER STAPLES DISTRIBUTION & RETAIL 884,386
ENERGY - 0 .0%
1,375,419 (a) Buckeye Partners LP SOFR 12 M + 2.250% 7 .666 11/01/26 1,376,052
193,674 (a) DT Midstream, Inc SOFR 12 M + 2.000% 7 .446 06/26/28 194,440
744,216 (a) Oryx Midstream Services Permian Basin LLC SOFR 12 M + 3.250% 8 .692 10/05/28 744,915
TOTAL ENERGY 2,315,407
FINANCIAL SERVICES - 0 .0%
591,130 (a) Lions Gate Capital Holdings LLC SOFR 12 M + 2.250% 7 .681 03/24/25 591,129
1,306,332 (a) Motion Finco LLC SOFR 4 M + 3.250% 8 .903 11/12/26 1,305,026
TOTAL FINANCIAL SERVICES 1,896,155
FOOD, BEVERAGE & TOBACCO - 0 .0%
600,426 (a) Arterra Wines Canada, Inc SOFR 4 M + 3.500% 9 .004 11/24/27 577,910
145,125 (a) Froneri US, Inc SOFR 12 M + 2.250% 7 .681 01/29/27 144,325
1,857,250 (a) Hayward Industries, Inc SOFR 12 M + 2.750% 8 .196 05/30/28 1,847,964
802,542 (a) Hostess Brands LLC LIBOR 1 M + 2.250% 7 .523 08/03/25 805,299
431,542 (a) Triton Water Holdings, Inc SOFR 4 M + 3.250% 8 .754 03/31/28 421,472
TOTAL FOOD, BEVERAGE & TOBACCO 3,796,970
HEALTH CARE EQUIPMENT & SERVICES - 0 .2%
3,689,449 (a) Bausch & Lomb Corp SOFR 1 Month + 3.250% 8 .755 05/05/27 3,593,118
1 (a) Da Vinci Purchaser Corp SOFR 1 M + 4.000% 8 .953 11/26/26 1
1,185,352 (a) DaVita, Inc SOFR 12 M + 1.750% 7 .196 08/12/26 1,172,621
603,466 (a) Global Medical Response, Inc SOFR 4 M + 4.250% 9 .780 10/02/25 423,935
2,977,330 (a) ICU Medical, Inc SOFR 4 M + 2.500% 7 .892 01/08/29 2,979,191
591,586 (a) NMN Holdings III Corp SOFR 12 M + 3.750% 9 .196 11/13/25 565,852
126,955 (a) NMN Holdings III Corp SOFR 12 M + 3.750% 9 .196 11/13/25 121,432
1,886,500 (a) Onex TSG Intermediate Corp SOFR 4 M + 4.750% 10 .381 02/28/28 1,761,991
972,519 (a) Phoenix Guarantor, Inc SOFR 12 M + 3.500% 8 .946 03/05/26 969,207
944,367 (a) Select Medical Corp SOFR 12 M + 3.000% 8 .331 03/06/27 943,186
2,000,000 (a) Surgery Center Holdings, Inc SOFR 1 Month + 3.750% 9 .189 08/31/26 2,004,440
TOTAL HEALTH CARE EQUIPMENT & SERVICES 14,534,974
HOUSEHOLD & PERSONAL PRODUCTS - 0 .0%
552,375 (a) Energizer Holdings, Inc SOFR 1 Month + 2.250% 7 .688 12/22/27 551,961
1,893,689 (a) Kronos Acquisition Holdings, Inc SOFR 4 M + 3.750% 9 .254 12/22/26 1,887,894
1,909,401 (a) Kronos Acquisition Holdings, Inc CME Term SOFR 4 + 6.000% 11 .567 12/22/26 1,912,991
TOTAL HOUSEHOLD & PERSONAL PRODUCTS 4,352,846
INSURANCE - 0 .1%
665,368 (a) Acrisure LLC LIBOR 12 M + 3.500% 8 .946 02/15/27 657,406
381,936 (a) AssuredPartners, Inc SOFR 12 M + 3.500% 8 .946 02/12/27 382,175
418,730 (a) Asurion LLC LIBOR 4 M + 3.250% 8 .788 12/23/26 410,879
525,974 (a) HUB International Ltd SOFR 4 M + 4.250% 9 .584 06/20/30 528,002
968,838 (a) NFP Corp SOFR 12 M + 3.250% 8 .696 02/15/27 958,370

See Notes to Financial Statements
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
INSURANCE—continued
$ 1,984,962 (a) USI, Inc SOFR 4 M + 3.750% 8 .992% 11/22/29 $ 1,985,925
TOTAL INSURANCE 4,922,757
MATERIALS - 0 .1%
670,137 (a) Asplundh Tree Expert LLC SOFR 12 M + 1.750% 7 .181 09/07/27 670,181
1,746,845 (a) Clydesdale Acquisition Holdings, Inc SOFR 12 M + 4.175% 9 .606 04/13/29 1,725,595
1,192,550 (a) Eco Services Operations Corp SOFR 4 M + 2.500% 7 .969 06/09/28 1,190,469
199,000 (a) H.B. Fuller Co SOFR 12 M + 2.250% 7 .581 02/15/30 199,871
755,625 (a) Kloeckner Pentaplast of America, Inc SOFR 2M + 4.725% 10 .476 02/12/26 729,650
331,841 (a) Messer Industries USA, Inc SOFR 4 M + 2.500% 8 .004 03/02/26 331,990
143,897 (a) Quikrete Holdings, Inc SOFR 12 M + 2.625% 8 .071 02/01/27 143,872
282,059 (a) Reynolds Consumer Products LLC SOFR 12 M + 1.750% 7 .181 02/04/27 282,009
867,446 (a) Reynolds Group Holdings, Inc SOFR 12 M + 3.250% 8 .696 02/05/26 868,122
391,992 (a) TricorBraun Holdings, Inc SOFR 12 M + 3.250% 8 .696 03/03/28 385,289
869,593 (a) Tronox Finance LLC SOFR 12 M + 2.500% 7 .946 03/10/28 855,801
142,463 (a) WR Grace Holdings LLC LIBOR 4 M + 3.750% 9 .313 09/22/28 141,513
TOTAL MATERIALS 7,524,362
MEDIA & ENTERTAINMENT - 0 .2%
480,768 (a) Altice Financing S.A. LIBOR 4 M + 2.750% 8 .320 01/31/26 478,064
194,500 (a) Cablevision Lightpath LLC SOFR 1 M + 3.250% 8 .697 12/01/27 192,555
1,988,615 (a) Centuri Group, Inc PRIME 4 + 1.500% 2 .500 08/27/28 1,984,429
3,323 (a) Cirque Du Soleil Holding USA Newco, Inc LIBOR 3 M + 1.000% 7 .000 11/24/27 3,309
1,577,366 (a) CNT Holdings I Corp SOFR 4 M + 3.500% 8 .800 11/08/27 1,574,125
940,000 (a) Coral-US Co-Borrower LLC CME Term SOFR 1 Month +
3.000%
8 .193 10/15/29 936,621
1,451,250 (a),(c) Diamond Sports Group LLC SOFR 1 M + 3.250% 8 .000 05/25/26 34,830
803,600 (a) DIRECTV Financing LLC SOFR 12 M + 5.000% 10 .446 08/02/27 787,195
978,220 (a) INEOS US Petrochem LLC SOFR 12 M + 2.750% 8 .196 01/29/26 976,264
3,166,887 (a) Mozart Borrower LP SOFR 12 M + 3.250% 8 .696 10/23/28 3,162,026
3,464,855 (a) Phoenix Newco, Inc SOFR 12 M + 3.250% 8 .696 11/15/28 3,444,776
675,589 (a) Rackspace Technology Global, Inc SOFR 1 M + 2.750% 8 .194 02/09/28 311,088
3,032 (a) Radiate Holdco LLC SOFR 12 M + 3.250% 8 .696 09/25/26 2,491
950,628 (a) Ryan Specialty Group LLC SOFR 12 M + 3.000% 8 .431 09/01/27 952,581
915 (a) TK Elevator US Newco, Inc SOFR 2M + 3.500% 9 .381 07/30/27 914
325,803 (a) Univision Communications, Inc SOFR 12 M + 3.250% 8 .696 03/15/26 325,559
2,950,000 (a) Virgin Media Bristol LLC SOFR 1 M + 2.500% 7 .947 01/31/28 2,873,492
258,672 (a) Wand NewCo 3, Inc SOFR 12 M + 2.750% 8 .181 02/05/26 258,550
TOTAL MEDIA & ENTERTAINMENT 18,298,869
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 0 .1%
1,441,271 (a) Avantor, Inc SOFR 12 M + 2.250% 7 .681 11/08/27 1,442,828
950,375 (a) Catalent Pharma Solutions, Inc CME Term SOFR 1 Month +
2.000%
7 .438 02/22/28 931,520
1,983,476 (a) Elanco Animal Health Inc SOFR 1 Month + 1.750% 6 .653 08/01/27 1,948,071
1,277,545 (a) Horizon Therapeutics USA, Inc CME Term SOFR 1 Month +
2.000%
7 .434 05/22/26 1,278,541
3,403,355 (a) Jazz Financing Lux Sarl SOFR 12 M + 3.500% 8 .946 05/05/28 3,404,546
1,995,088 (a) Organon & Co SOFR 3 M + 3.000% 8 .442 06/02/28 1,994,589
293,288 (a) Perrigo Investments LLC SOFR 12 M + 2.250% 7 .681 04/20/29 292,645
TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES 11,292,740
REAL ESTATE MANAGEMENT & DEVELOPMENT - 0 .0%
45,695 (a) Cushman & Wakefield plc SOFR 12 M + 2.750% 8 .183 08/21/25 45,713
466,149 (a) Cushman & Wakefield US Borrower LLC SOFR 12 M + 2.750% 8 .196 08/21/25 459,739
TOTAL REAL ESTATE MANAGEMENT & DEVELOPMENT 505,452
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 0 .0%
562,132 (a) Bright Bidco BV SOFR 4 M + 9.000% 14 .366 10/31/27 227,663
TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT 227,663

Core Bond Fund September 30, 2023

See Notes to Financial Statements
Portfolio of Investments
(continued)
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
SOFTWARE & SERVICES - 0 .3%
$ 2,973,652 (a) Boxer Parent Co, Inc SOFR 12 M + 3.750% 9 .196% 10/02/25 $ 2,974,053
322,053 (a) Camelot Finance S.A. SOFR 12 M + 3.000% 8 .446 10/30/26 322,254
824,438 (a) Camelot US Acquisition SOFR 12 M + 3.000% 8 .446 10/30/26 824,095
992,327 (a) Epicor Software Corp SOFR 12 M + 3.250% 8 .696 07/30/27 992,223
837,250 (a) Informatica LLC SOFR 12 M + 2.750% 8 .196 10/27/28 836,338
1,984,887 (a) Instructure Holdings, Inc SOFR 2M + 2.750% 8 .679 10/30/28 1,983,656
501,650 (a) Light & Wonder, Inc CME Term SOFR 1 Month +
3.000%
8 .434 04/07/29 502,277
4,380 (a) Magenta Buyer LLC SOFR 4 M + 5.000% 10 .631 07/27/28 3,282
4,258,704 (a) NortonLifeLock, Inc SOFR 12 M + 2.000% 7 .431 09/12/29 4,250,464
4,367,000 (a) Open Text Corp SOFR 12 M + 2.750% 8 .181 01/31/30 4,372,721
465,500 (a) RealPage, Inc SOFR 12 M + 3.000% 8 .446 04/24/28 460,747
676 (a) Rocket Software, Inc SOFR 12 M + 4.250% 9 .696 11/28/25 677
2,003,409 (a) SS&C Technologies, Inc SOFR 12 M + 2.250% 7 .681 03/22/29 2,005,452
3,019,951 (a) SS&C Technologies, Inc SOFR 12 M + 2.250% 7 .681 03/22/29 3,023,031
1,984,848 (a) UKG, Inc SOFR 4 M + 3.250% 8 .618 05/04/26 1,981,464
TOTAL SOFTWARE & SERVICES 24,532,734
TECHNOLOGY HARDWARE & EQUIPMENT - 0 .0%
264,463 (a) Ingram Micro, Inc LIBOR 4 M + 3.500% 9 .038 06/30/28 264,298
605,688 (a) MLN US Holdco LLC CME Term SOFR 3 Month +
4.500%
4 .500 11/30/25 72,683
379,683 (a) MLN US Holdco LLC CME Term SOFR 1 Month +
6.800%
11 .154 10/18/27 110,108
TOTAL TECHNOLOGY HARDWARE & EQUIPMENT 447,089
TELECOMMUNICATION SERVICES - 0 .0%
140,468 (a) Avaya, Inc SOFR 12 M + 8.500% 13 .831 08/01/28 125,192
466,037 (a) CommScope, Inc SOFR 12 M + 3.250% 8 .696 04/06/26 434,579
961,677 (a) SFR Group S.A. LIBOR 4 M + 3.688% 9 .257 01/31/26 908,785
623,553 (a) Zayo Group Holdings, Inc SOFR 12 M + 3.000% 8 .446 03/09/27 511,033
TOTAL TELECOMMUNICATION SERVICES 1,979,589
TRANSPORTATION - 0 .1%
246,875 (a) Air Canada SOFR 4 M + 3.500% 9 .128 08/11/28 247,390
712,500 (a) American Airlines, Inc SOFR 4 M + 4.750% 10 .338 04/20/28 735,257
307,581 (a) Avis Budget Car Rental LLC SOFR 12 M + 1.750% 7 .196 08/06/27 306,290
372,400 (a) CHG Healthcare Services, Inc SOFR 12 M + 3.250% 8 .696 09/29/28 371,322
982,500 (a) Gulf Finance LLC SOFR 2M + 6.750% 12 .631 08/25/26 986,970
1,989,565 (a) Kestrel Bidco, Inc SOFR 3 Month + 3.000% 8 .420 12/11/26 1,952,261
412,500 (a) Mileage Plus Holdings LLC LIBOR 3 M + 5.250% 10 .798 06/20/27 429,188
233,750 (a) SkyMiles IP Ltd SOFR 4 M + 3.750% 9 .076 10/20/27 242,297
642,032 (a) XPO, Inc CME Term SOFR 1 Month +
2.000%
0 .000 05/24/28 645,204
TOTAL TRANSPORTATION 5,916,179
UTILITIES - 0 .1%
995,033 (a),(b) BroadStreet Partners, Inc SOFR 12 M + 3.000% 8 .446 01/27/27 991,810
353,296 (a) BroadStreet Partners, Inc SOFR 1 Month + 3.250% 8 .681 01/27/27 352,265
1,496,250 (a) BroadStreet Partners, Inc SOFR 1 Month + 4.000% 9 .316 01/26/29 1,498,277
653,019 (a) Calpine Corp SOFR 12 M + 2.500% 7 .946 12/16/27 653,522
49,826 (a) Covanta Holding Corp CME Term SOFR 1 Month +
2.500%
7 .816 11/30/28 49,612
655,197 (a) Covanta Holding Corp SOFR 12 M + 2.500% 7 .831 11/30/28 652,386
1,456,313 (a) First Eagle Holdings, Inc LIBOR 4 M + 2.500% 8 .038 02/01/27 1,446,301
0 (a) Gopher Resource LLC LIBOR 4 M + 3.250% 8 .981 03/06/25 0
630,485 (a) Samsonite IP Holdings Sarl SOFR 1 M + 2.750% 8 .081 06/09/30 632,458
427,662 (a),(b) Talen Energy Supply LLC SOFR 4 M + 4.500% 9 .877 05/17/30 430,158
2,396,883 (a),(b) Talen Energy Supply LLC SOFR 4 M + 4.500% 9 .877 05/17/30 2,410,868
1,007,589 (a) Utz Quality Foods LLC SOFR 12 M + 3.000% 8 .446 01/20/28 1,008,375

See Notes to Financial Statements
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
UTILITIES—continued
$ 884,734 (a) Vistra Operations Co LLC SOFR 12 M + 1.750% 7 .196% 12/31/25 $ 885,424
TOTAL UTILITIES 11,011,456
TOTAL BANK LOAN OBLIGATIONS 162,782,782
(Cost $165,754,271)
CORPORATE BONDS - 34 .3%
AUTOMOBILES & COMPONENTS - 1 .1%
4,500,000 (d) Adient Global Holdings Ltd 4 .875 08/15/26 4,244,131
2,060,000 (d) Clarios Global LP 6 .750 05/15/28 2,011,075
225,000 Dana, Inc 5 .375 11/15/27 208,157
225,000 (e) Dana, Inc 5 .625 06/15/28 205,949
325,000 Dana, Inc 4 .250 09/01/30 260,845
1,755,000 Ford Motor Co 3 .250 02/12/32 1,352,514
2,635,000 (e) Ford Motor Co 6 .100 08/19/32 2,481,940
5,000,000 Ford Motor Credit Co LLC 3 .664 09/08/24 4,838,149
7,075,000 Ford Motor Credit Co LLC 6 .950 03/06/26 7,063,331
7,920,000 Ford Motor Credit Co LLC 7 .350 03/06/30 8,020,410
1,400,000 Ford Motor Credit Co LLC 4 .000 11/13/30 1,169,273
2,000,000 Ford Motor Credit Co LLC 3 .625 06/17/31 1,616,105
4,900,000 (d),(e) Gates Global LLC 6 .250 01/15/26 4,774,989
4,150,000 General Motors Co 6 .125 10/01/25 4,146,410
2,100,000 General Motors Co 5 .400 10/15/29 2,001,606
10,050,000 General Motors Co 5 .200 04/01/45 7,814,036
4,390,000 General Motors Financial Co, Inc 2 .750 06/20/25 4,132,712
1,400,000 General Motors Financial Co, Inc 6 .050 10/10/25 1,393,803
10,900,000 General Motors Financial Co, Inc 5 .000 04/09/27 10,462,633
3,550,000 General Motors Financial Co, Inc 5 .850 04/06/30 3,400,448
9,850,000 General Motors Financial Co, Inc 2 .700 06/10/31 7,538,804
3,450,000 General Motors Financial Co, Inc 5 .700 N/A(f) 2,948,398
2,000,000 General Motors Financial Co, Inc 5 .750 N/A(f) 1,610,580
2,000,000 (e) Goodyear Tire & Rubber Co 5 .000 07/15/29 1,722,642
5,000,000 Goodyear Tire & Rubber Co 5 .250 04/30/31 4,212,722
3,000,000 (d) Hyundai Capital Services, Inc 2 .125 04/24/25 2,822,506
2,000,000 (d),(g) IHO Verwaltungs GmbH 4 .750 09/15/26 1,831,804
500,000 (d),(g) IHO Verwaltungs GmbH 6 .375 05/15/29 451,082
1,665,000 (d) Kia Corp 2 .375 02/14/25 1,588,004
1,750,000 Magna International, Inc 3 .625 06/15/24 1,722,212
2,000,000 (d),(e) Nemak SAB de C.V. 3 .625 06/28/31 1,502,776
2,575,000 (d) Volkswagen Group of America Finance LLC 1 .625 11/24/27 2,194,734
750,000 (d) ZF North America Capital, Inc 6 .875 04/14/28 733,856
TOTAL AUTOMOBILES & COMPONENTS 102,478,636
BANKS - 8 .1%
1,525,000 (d) Access Bank plc 6 .125 09/21/26 1,282,372
1,350,000 (d),(e) Akbank T.A.S. 6 .800 02/06/26 1,314,535
1,500,000 (d) Akbank T.A.S. 6 .800 06/22/31 1,404,033
2,995,000 (d) Australia & New Zealand Banking Group Ltd 2 .950 07/22/30 2,780,241
5,000,000 (d) Australia & New Zealand Banking Group Ltd 6 .750 N/A(f) 4,834,783
2,100,000 (d) Banco de Credito del Peru 2 .700 01/11/25 2,006,494
1,012,000 (d) Banco de Credito e Inversiones S.A. 2 .875 10/14/31 809,258
1,725,000 (d) Banco Industrial S.A. 4 .875 01/29/31 1,590,773
3,300,000 (d) Banco Internacional del Peru SAA Interbank 4 .000 07/08/30 3,036,721
1,725,000 (d) Banco Nacional de Comercio Exterior SNC 2 .720 08/11/31 1,423,060
4,000,000 Banco Santander S.A. 5 .294 08/18/27 3,867,496
4,200,000 Banco Santander S.A. 3 .800 02/23/28 3,785,134
5,200,000 Banco Santander S.A. 6 .921 08/08/33 4,968,515
2,000,000 Banco Santander S.A. 7 .500 N/A(f) 1,945,000

Core Bond Fund September 30, 2023

See Notes to Financial Statements
Portfolio of Investments
(continued)
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
BANKS—continued
$ 5,400,000 Banco Santander S.A. 4 .750 % N/A(f) $ 4,006,031
1,825,000 Bancolombia S.A. 4 .625 12/18/29 1,571,253
2,500,000 (d) Banistmo S.A. 4 .250 07/31/27 2,229,856
4,000,000 (d) Bank Hapoalim BM 3 .255 01/21/32 3,410,000
8,000,000 (d) Bank Leumi Le-Israel BM 3 .275 01/29/31 7,133,760
32,525,000 Bank of America Corp 0 .810 10/24/24 32,400,145
10,000,000 Bank of America Corp 4 .000 01/22/25 9,731,264
1,000,000 Bank of America Corp 4 .450 03/03/26 963,130
23,880,000 Bank of America Corp 2 .592 04/29/31 19,189,757
76,000,000 Bank of America Corp 5 .288 04/25/34 70,718,833
25,000,000 Bank of America Corp 5 .872 09/15/34 24,329,516
7,200,000 Bank of America Corp 3 .846 03/08/37 5,856,151
8,925,000 Bank of America Corp 2 .676 06/19/41 5,715,373
1,150,000 Bank of America Corp 4 .375 N/A(f) 963,756
5,000,000 Bank of America Corp 6 .250 N/A(f) 4,919,165
14,700,000 Bank of America Corp 6 .100 N/A(f) 14,394,762
7,000,000 Barclays plc 3 .932 05/07/25 6,893,048
600,000 Barclays plc 2 .279 11/24/27 528,640
4,700,000 Barclays plc 3 .330 11/24/42 2,998,201
6,200,000 Barclays plc 6 .125 N/A(f) 5,613,778
6,500,000 Barclays PLC 8 .000 N/A(f) 6,390,999
5,550,000 (d) BNP Paribas S.A. 2 .819 11/19/25 5,330,389
5,895,000 (d) BNP Paribas S.A. 1 .904 09/30/28 4,987,834
2,800,000 (d) BNP Paribas S.A. 2 .588 08/12/35 2,100,060
16,225,000 (d) BNP Paribas S.A. 7 .750 N/A(f) 15,401,815
7,906,000 (d),(e) BNP Paribas S.A. 7 .375 N/A(f) 7,731,946
4,025,000 Citigroup, Inc 3 .200 10/21/26 3,715,989
2,200,000 Citigroup, Inc 4 .300 11/20/26 2,085,850
5,150,000 Citigroup, Inc 4 .125 07/25/28 4,685,514
20,000,000 Citigroup, Inc 2 .572 06/03/31 15,948,152
12,750,000 Citigroup, Inc 4 .910 05/24/33 11,601,309
21,500,000 Citigroup, Inc 6 .270 11/17/33 21,436,433
4,300,000 Citigroup, Inc 6 .174 05/25/34 4,109,180
4,900,000 Citigroup, Inc 6 .250 N/A(f) 4,715,073
8,425,000 Citigroup, Inc 7 .625 N/A(f) 8,219,447
7,500,000 Citigroup, Inc 4 .000 N/A(f) 6,560,634
6,315,000 (d) Cooperatieve Rabobank UA 1 .339 06/24/26 5,810,859
4,175,000 Cooperatieve Rabobank UA 3 .750 07/21/26 3,887,559
12,000,000 (d) Credit Agricole S.A. 8 .125 N/A(f) 11,912,880
1,525,000 (d) DBS Group Holdings Ltd 4 .520 12/11/28 1,520,166
3,150,000 (d) Development Bank of Kazakhstan JSC 2 .950 05/06/31 2,476,688
4,200,000 Discover Bank 2 .450 09/12/24 4,036,700
5,400,000 Discover Bank 3 .450 07/27/26 4,910,948
2,275,000 Discover Bank 2 .700 02/06/30 1,769,192
1,675,000 (d) Grupo Aval Ltd 4 .375 02/04/30 1,275,124
2,160,000 (d) Hana Bank 3 .500 N/A(f) 1,918,384
4,535,000 HSBC Holdings plc 1 .645 04/18/26 4,214,917
625,000 HSBC Holdings plc 3 .900 05/25/26 591,350
11,915,000 HSBC Holdings plc 4 .292 09/12/26 11,447,684
14,500,000 HSBC Holdings plc 2 .251 11/22/27 12,799,476
1,850,000 HSBC Holdings plc 2 .013 09/22/28 1,570,231
6,800,000 HSBC Holdings plc 7 .390 11/03/28 7,034,886
3,850,000 HSBC Holdings plc 3 .973 05/22/30 3,385,762
2,430,000 HSBC Holdings plc 2 .848 06/04/31 1,943,166
590,000 HSBC Holdings plc 6 .800 06/01/38 569,795
10,000,000 (e) HSBC Holdings plc 8 .000 N/A(f) 9,847,771
360,000 Huntington Bancshares, Inc 4 .000 05/15/25 344,577
2,875,000 (d) ICICI Bank Ltd 3 .800 12/14/27 2,666,726
8,225,000 (d) ING Groep NV 1 .400 07/01/26 7,560,151
400,000 ING Groep NV 3 .950 03/29/27 374,831
11,000,000 (e) ING Groep NV 6 .500 N/A(f) 10,367,584

See Notes to Financial Statements
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
BANKS—continued
$ 3,000,000 (d) Intercorp Financial Services, Inc 4 .125% 10/19/27 $ 2,654,606
8,150,000 JPMorgan Chase & Co 2 .301 10/15/25 7,817,072
2,500,000 JPMorgan Chase & Co 3 .200 06/15/26 2,350,456
3,525,000 JPMorgan Chase & Co 4 .323 04/26/28 3,344,526
10,905,000 JPMorgan Chase & Co 3 .702 05/06/30 9,725,958
12,260,000 JPMorgan Chase & Co 1 .953 02/04/32 9,297,654
10,000,000 JPMorgan Chase & Co 4 .912 07/25/33 9,200,498
24,675,000 JPMorgan Chase & Co 5 .350 06/01/34 23,398,731
3,275,000 JPMorgan Chase & Co 2 .525 11/19/41 2,057,061
14,550,000 JPMorgan Chase & Co 3 .157 04/22/42 9,997,323
700,000 JPMorgan Chase & Co 4 .260 02/22/48 544,583
6,535,000 JPMorgan Chase & Co 5 .000 N/A(f) 6,316,533
13,200,000 JPMorgan Chase & Co 6 .100 N/A(f) 13,044,563
7,380,000 JPMorgan Chase & Co 3 .650 N/A(f) 6,441,543
9,800,000 Lloyds Banking Group plc 7 .500 N/A(f) 9,155,907
7,150,000 M&T Bank Corp 3 .500 N/A(f) 5,028,163
7,200,000 Mitsubishi UFJ Financial Group, Inc 2 .193 02/25/25 6,826,811
2,070,000 Mitsubishi UFJ Financial Group, Inc 1 .412 07/17/25 1,909,622
3,000,000 (d) Mizrahi Tefahot Bank Ltd 3 .077 04/07/31 2,614,650
2,900,000 NatWest Group plc 5 .516 09/30/28 2,806,082
3,000,000 (d) NBK Tier  Financing Ltd 3 .625 N/A(f) 2,595,294
5,470,000 (d) Nordea Bank Abp 6 .625 N/A(f) 5,106,750
4,720,000 PNC Bank NA 2 .700 10/22/29 3,839,944
1,500,000 PNC Financial Services Group, Inc 3 .900 04/29/24 1,481,225
4,105,000 PNC Financial Services Group, Inc 3 .400 N/A(f) 3,036,770
6,000,000 PNC Financial Services Group, Inc 6 .200 N/A(f) 5,514,031
2,500,000 (a),(e) PNC Financial Services Group, Inc CME Term SOFR 3 Month +
3.940%
3 .804 N/A(f) 2,502,454
4,600,000 Sumitomo Mitsui Financial Group, Inc 1 .474 07/08/25 4,255,141
5,100,000 Toronto-Dominion Bank 4 .285 09/13/24 5,017,870
1,300,000 Toronto-Dominion Bank 3 .625 09/15/31 1,202,777
1,960,000 Truist Bank 2 .250 03/11/30 1,500,309
1,960,000 Truist Financial Corp 1 .200 08/05/25 1,797,730
7,000,000 Truist Financial Corp 4 .950 N/A(f) 6,437,073
4,500,000 Truist Financial Corp 5 .100 N/A(f) 3,847,329
1,500,000 (d) Turkiye Garanti Bankasi AS. 7 .177 05/24/27 1,407,972
2,000,000 (d) Turkiye Vakiflar Bankasi TAO 6 .500 01/08/26 1,927,680
1,550,000 (d) Turkiye Vakiflar Bankasi TAO 5 .500 10/01/26 1,431,813
6,300,000 UniCredit SpA 8 .000 N/A(f) 6,197,625
3,000,000 (d) United Overseas Bank Ltd 1 .250 04/14/26 2,704,355
1,400,000 (d) United Overseas Bank Ltd 3 .750 04/15/29 1,381,858
3,700,000 (d) United Overseas Bank Ltd 2 .000 10/14/31 3,281,534
3,400,000 US Bancorp 4 .839 02/01/34 2,993,553
1,600,000 Wells Fargo & Co 3 .750 01/24/24 1,588,411
3,425,000 Wells Fargo & Co 3 .550 09/29/25 3,273,717
9,300,000 Wells Fargo & Co 3 .526 03/24/28 8,540,874
10,475,000 Wells Fargo & Co 2 .393 06/02/28 9,186,251
8,000,000 Wells Fargo & Co 5 .900 N/A(f) 7,839,641
10,575,000 Wells Fargo & Co 3 .900 N/A(f) 9,235,658
9,500,000 Wells Fargo & Co 5 .875 N/A(f) 9,315,508
6,825,000 Wells Fargo & Co 7 .625 N/A(f) 6,880,740
3,020,000 Westpac Banking Corp 2 .668 11/15/35 2,262,524
TOTAL BANKS 759,989,618
CAPITAL GOODS - 1 .0%
4,500,000 (d) AerCap Global Aviation 6 .500 06/15/45 4,409,198
1,354,000 Air Lease Corp 3 .000 02/01/30 1,113,657
3,140,000 Air Lease Corp 3 .125 12/01/30 2,556,786
2,430,000 (d) Airbus SE 3 .150 04/10/27 2,258,727
650,000 (d) BAE Systems plc 1 .900 02/15/31 501,534
17,400,000 Boeing Co 2 .196 02/04/26 15,976,394
1,350,000 Boeing Co 3 .250 02/01/28 1,217,407

Core Bond Fund September 30, 2023

See Notes to Financial Statements
Portfolio of Investments
(continued)
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
CAPITAL GOODS—continued
$ 6,900,000 Boeing Co 2 .950% 02/01/30 $ 5,805,033
1,825,000 Boeing Co 3 .250 02/01/35 1,403,062
3,600,000 Boeing Co 5 .705 05/01/40 3,321,369
8,700,000 Boeing Co 5 .805 05/01/50 7,878,000
1,160,000 (d) Chart Industries, Inc 7 .500 01/01/30 1,166,357
975,000 (d) Chart Industries, Inc 9 .500 01/01/31 1,036,236
1,075,000 (d) Embraer Netherlands Finance BV 7 .000 07/28/30 1,066,352
7,145,000 John Deere Capital Corp 2 .000 06/17/31 5,649,608
850,000 Lockheed Martin Corp 1 .850 06/15/30 685,558
5,775,000 Northrop Grumman Corp 3 .250 01/15/28 5,296,155
10,675,000 Raytheon Technologies Corp 4 .125 11/16/28 9,953,963
5,600,000 Raytheon Technologies Corp 5 .150 02/27/33 5,303,004
5,000,000 Raytheon Technologies Corp 4 .500 06/01/42 4,090,280
670,000 (d) Sealed Air Corp 6 .125 02/01/28 648,909
500,000 Trane Technologies Global Holding Co Ltd 3 .750 08/21/28 462,555
3,750,000 Trane Technologies Luxembourg Finance S.A. 3 .800 03/21/29 3,454,837
1,575,000 (d) TransDigm, Inc 6 .875 12/15/30 1,544,357
3,000,000 (d) TSMC Global Ltd 0 .750 09/28/25 2,725,046
2,000,000 (d) TSMC Global Ltd 1 .000 09/28/27 1,684,801
3,000,000 (d) TSMC Global Ltd 1 .750 04/23/28 2,556,421
425,000 (d) WESCO Distribution, Inc 7 .250 06/15/28 427,062
1,595,000 (d) Windsor Holdings III LLC 8 .500 06/15/30 1,573,459
TOTAL CAPITAL GOODS 95,766,127
COMMERCIAL & PROFESSIONAL SERVICES - 0 .3%
1,655,000 (d) ADT Corp 4 .875 07/15/32 1,381,925
1,000,000 AECOM 5 .125 03/15/27 947,104
1,395,000 (d) Albion Financing 1 SARL 6 .125 10/15/26 1,317,563
5,000,000 (d) Allied Universal Holdco LLC 6 .625 07/15/26 4,737,699
325,000 (d) ASGN, Inc 4 .625 05/15/28 289,944
1,000,000 (d) Garda World Security Corp 4 .625 02/15/27 915,060
745,000 (d) Garda World Security Corp 7 .750 02/15/28 730,400
150,000 (d) GFL Environmental, Inc 4 .250 06/01/25 144,150
1,000,000 (d) GFL Environmental, Inc 3 .750 08/01/25 947,882
125,000 (d) GFL Environmental, Inc 5 .125 12/15/26 119,074
3,150,000 (d) GFL Environmental, Inc 3 .500 09/01/28 2,711,868
1,035,000 (b),(d) GTCR W-2 MERGER SUB LLC 7 .500 01/15/31 1,036,449
3,075,000 (d) H&E Equipment Services, Inc 3 .875 12/15/28 2,625,724
155,000 (d) Iron Mountain, Inc 7 .000 02/15/29 151,595
2,125,000 (d) Prime Security Services Borrower LLC 5 .750 04/15/26 2,061,608
1,300,000 (d) Prime Security Services Borrower LLC 3 .375 08/31/27 1,138,927
2,655,000 (d) Prime Security Services Borrower LLC 6 .250 01/15/28 2,458,977
2,225,000 Republic Services, Inc 2 .900 07/01/26 2,080,777
420,000 Verisk Analytics, Inc 3 .625 05/15/50 281,717
1,235,000 Waste Management, Inc 1 .500 03/15/31 936,411
1,500,000 Waste Management, Inc 2 .500 11/15/50 850,296
TOTAL COMMERCIAL & PROFESSIONAL SERVICES 27,865,150
CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL - 0 .5%
2,670,000 (d) Asbury Automotive Group, Inc 4 .625 11/15/29 2,293,210
755,000 (d) Asbury Automotive Group, Inc 5 .000 02/15/32 625,547
3,275,000 AutoZone, Inc 1 .650 01/15/31 2,462,376
705,000 (d) Beacon Roofing Supply, Inc 6 .500 08/01/30 683,223
3,025,000 (d) Ferrellgas LP 5 .375 04/01/26 2,835,317
3,225,000 (d) Ferrellgas LP 5 .875 04/01/29 2,900,319
550,000 (d) Group 1 Automotive, Inc 4 .000 08/15/28 477,456
4,500,000 (c),(d) JSM Global Sarl 4 .750 10/20/30 585,000
1,000,000 Kohl's Corp 4 .625 05/01/31 672,040
925,000 (d) L Brands, Inc 6 .625 10/01/30 867,196
800,000 (d) LCM Investments Holdings II LLC 4 .875 05/01/29 680,165
535,000 (d) LCM Investments Holdings II LLC 8 .250 08/01/31 519,710

See Notes to Financial Statements
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL—continued
$ 850,000 (d) Lithia Motors, Inc 4 .625% 12/15/27 $ 776,101
7,450,000 Lowe's Cos, Inc 4 .250 04/01/52 5,495,765
1,950,000 (d),(e) Macy's Retail Holdings LLC 5 .875 04/01/29 1,707,400
2,450,000 (d),(e) Macy's Retail Holdings LLC 6 .125 03/15/32 2,021,960
4,900,000 (d) Magic Mergeco, Inc 5 .250 05/01/28 3,910,690
437,000 (d) Myriad International Holdings BV 4 .850 07/06/27 407,365
4,215,000 O'Reilly Automotive, Inc 3 .550 03/15/26 4,013,587
2,175,000 O'Reilly Automotive, Inc 3 .600 09/01/27 2,031,130
2,100,000 O'Reilly Automotive, Inc 4 .200 04/01/30 1,915,452
9,530,000 O'Reilly Automotive, Inc 1 .750 03/15/31 7,264,586
1,425,000 (d) Prosus NV 4 .193 01/19/32 1,136,324
1,675,000 (d) Prosus NV 4 .987 01/19/52 1,102,273
4,950,000 (d) Staples, Inc 7 .500 04/15/26 4,070,599
TOTAL CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL 51,454,791
CONSUMER DURABLES & APPAREL - 0 .1%
5,000,000 Lennar Corp 5 .000 06/15/27 4,863,254
219,000 Newell Brands, Inc 4 .875 06/01/25 209,843
1,175,000 (e) Newell Brands, Inc 6 .375 09/15/27 1,120,930
TOTAL CONSUMER DURABLES & APPAREL 6,194,027
CONSUMER SERVICES - 0 .2%
2,000,000 (d) CDI Escrow Issuer, Inc 5 .750 04/01/30 1,806,837
3,285,000 (d) Churchill Downs, Inc 6 .750 05/01/31 3,104,325
2,300,000 (d) ENA Master Trust 4 .000 05/19/48 1,647,375
125,000 (d) Hilton Domestic Operating Co, Inc 5 .750 05/01/28 120,841
2,200,000 (d) Hilton Domestic Operating Co, Inc 3 .625 02/15/32 1,773,631
400,000 (d) International Game Technology plc 4 .125 04/15/26 376,286
540,000 (d) International Game Technology plc 6 .250 01/15/27 528,558
350,000 (d) LIGHT & WONDER INTER 7 .500 09/01/31 345,923
425,000 (d) Marriott Ownership Resorts, Inc 4 .500 06/15/29 356,108
1,000,000 (d) NCL Corp Ltd 5 .875 03/15/26 923,243
1,000,000 (d) NCL Corp Ltd 8 .375 02/01/28 1,014,367
2,335,000 (e) Sands China Ltd 2 .550 03/08/27 2,025,670
1,400,000 Sands China Ltd 5 .900 08/08/28 1,317,856
3,000,000 (d),(e) Transnet SOC Ltd 8 .250 02/06/28 2,871,720
1,175,000 (d) Wynn Macau Ltd 5 .625 08/26/28 1,018,669
TOTAL CONSUMER SERVICES 19,231,409
CONSUMER STAPLES DISTRIBUTION & RETAIL - 0 .3%
3,505,000 (d) Albertsons Cos, Inc 6 .500 02/15/28 3,464,261
3,975,000 Costco Wholesale Corp 1 .600 04/20/30 3,191,810
3,000,000 Kroger Co 3 .875 10/15/46 2,105,205
730,000 SYSCO Corp 3 .750 10/01/25 701,510
3,700,000 SYSCO Corp 3 .150 12/14/51 2,275,127
785,000 (d) US Foods, Inc 6 .875 09/15/28 783,351
3,600,000 Walmart, Inc 1 .050 09/17/26 3,209,879
294,000 Walmart, Inc 2 .375 09/24/29 255,953
5,155,000 Walmart, Inc 1 .800 09/22/31 4,057,081
3,900,000 Walmart, Inc 2 .500 09/22/41 2,610,028
5,150,000 Walmart, Inc 4 .500 04/15/53 4,432,820
TOTAL CONSUMER STAPLES DISTRIBUTION & RETAIL 27,087,025
ENERGY - 3 .1%
2,500,000 (d) Antero Midstream Partners LP 5 .750 01/15/28 2,358,056
1,875,000 (d) Archrock Partners LP 6 .250 04/01/28 1,745,670
875,000 Cenovus Energy, Inc 2 .650 01/15/32 679,898
2,367,000 Cenovus Energy, Inc 5 .400 06/15/47 2,032,999
4,250,000 Cheniere Energy Partners LP 3 .250 01/31/32 3,377,891
300,000 Chevron USA, Inc 3 .900 11/15/24 295,000
1,440,000 (d) Civitas Resources, Inc 8 .375 07/01/28 1,465,200

Core Bond Fund September 30, 2023

See Notes to Financial Statements
Portfolio of Investments
(continued)
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
ENERGY—continued
$ 1,750,000 (d) Civitas Resources, Inc 8 .750% 07/01/31 $ 1,787,571
2,000,000 (d) Cosan Ltd 5 .500 09/20/29 1,824,916
4,600,000 Diamondback Energy, Inc 4 .400 03/24/51 3,390,616
1,790,000 (d) DT Midstream, Inc 4 .125 06/15/29 1,548,424
1,490,000 (d) DT Midstream, Inc 4 .375 06/15/31 1,252,962
2,500,000 Ecopetrol S.A. 5 .375 06/26/26 2,400,213
1,050,000 Ecopetrol S.A. 6 .875 04/29/30 958,712
2,275,000 Ecopetrol S.A. 4 .625 11/02/31 1,736,910
2,675,000 (d) Empresa Nacional del Petroleo 3 .450 09/16/31 2,135,879
6,875,000 Enbridge, Inc 5 .700 03/08/33 6,586,241
1,960,000 Enbridge, Inc 2 .500 08/01/33 1,453,849
10,350,000 Enbridge, Inc 5 .750 07/15/80 9,009,268
2,424,000 (d) Energean Israel Finance Ltd 4 .875 03/30/26 2,251,775
1,450,000 (d) Energean Israel Finance Ltd 8 .500 09/30/33 1,443,512
2,440,000 Energy Transfer LP 2 .900 05/15/25 2,318,062
2,675,000 Energy Transfer LP 4 .750 01/15/26 2,602,861
8,000,000 Energy Transfer LP 5 .250 04/15/29 7,670,674
1,235,000 Energy Transfer LP 3 .750 05/15/30 1,075,801
8,600,000 Energy Transfer LP 5 .750 02/15/33 8,266,864
450,000 Energy Transfer LP 5 .400 10/01/47 371,137
4,100,000 Energy Transfer LP 6 .250 04/15/49 3,761,838
4,625,000 Energy Transfer LP 5 .000 05/15/50 3,628,069
1,670,000 Energy Transfer Operating LP 5 .500 06/01/27 1,643,778
500,000 (d) EnLink Midstream LLC 5 .625 01/15/28 472,743
745,000 (d) EnLink Midstream LLC 6 .500 09/01/30 722,674
1,250,000 Enterprise Products Operating LLC 3 .700 02/15/26 1,197,612
3,707,000 Enterprise Products Operating LLC 3 .125 07/31/29 3,256,743
900,000 Enterprise Products Operating LLC 2 .800 01/31/30 763,984
1,425,000 Enterprise Products Operating LLC 4 .250 02/15/48 1,115,575
2,300,000 Enterprise Products Operating LLC 4 .200 01/31/50 1,774,234
7,350,000 Enterprise Products Operating LLC 3 .700 01/31/51 5,198,415
4,575,000 Enterprise Products Operating LLC 3 .200 02/15/52 2,921,026
6,575,000 Enterprise Products Operating LLC 3 .300 02/15/53 4,278,401
276,000 (d) EQM Midstream Partners LP 6 .000 07/01/25 271,715
1,200,000 (d) EQM Midstream Partners LP 6 .500 07/01/27 1,171,772
1,900,000 (d) EQM Midstream Partners LP 4 .500 01/15/29 1,690,920
850,000 (d) EQT Corp 3 .125 05/15/26 786,412
2,661,300 (d) Galaxy Pipeline Assets Bidco Ltd 2 .160 03/31/34 2,217,159
2,750,000 (d) Galaxy Pipeline Assets Bidco Ltd 2 .625 03/31/36 2,124,975
1,100,000 Genesis Energy LP 6 .500 10/01/25 1,081,095
3,000,000 Genesis Energy LP 8 .000 01/15/27 2,891,818
1,450,000 (d) Hilcorp Energy I LP 5 .750 02/01/29 1,309,341
1,450,000 (d) Hilcorp Energy I LP 6 .000 02/01/31 1,275,716
1,200,000 (d) KazMunayGas National Co JSC 5 .375 04/24/30 1,089,398
3,500,000 (d) KazMunayGas National Co JSC 3 .500 04/14/33 2,612,050
1,250,000 Kinder Morgan Energy Partners LP 5 .400 09/01/44 1,052,860
1,325,000 (d) Kosmos Energy Ltd 7 .750 05/01/27 1,221,140
1,525,000 (d) Leviathan Bond Ltd 6 .125 06/30/25 1,481,294
5,000,000 Marathon Petroleum Corp 4 .700 05/01/25 4,896,912
13,040,000 Marathon Petroleum Corp 3 .800 04/01/28 11,988,855
1,000,000 Marathon Petroleum Corp 4 .750 09/15/44 792,293
2,750,000 Marathon Petroleum Corp 5 .000 09/15/54 2,127,636
5,000,000 (d) MEG Energy Corp 5 .875 02/01/29 4,669,376
4,475,000 MPLX LP 1 .750 03/01/26 4,057,709
16,235,000 MPLX LP 2 .650 08/15/30 13,110,365
2,935,000 MPLX LP 4 .700 04/15/48 2,224,726
642,000 Murphy Oil Corp 5 .875 12/01/27 622,999
1,200,000 NAK Naftogaz Ukraine via Kondor Finance plc 7 .650 07/31/24 804,000
7,735,000 (d) Northern Natural Gas Co 3 .400 10/16/51 4,833,015
325,000 Occidental Petroleum Corp 5 .500 12/01/25 320,750
475,000 Occidental Petroleum Corp 5 .550 03/15/26 468,740

See Notes to Financial Statements
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
ENERGY—continued
$ 5,000,000 Occidental Petroleum Corp 3 .500% 08/15/29 $ 4,248,602
2,000,000 Occidental Petroleum Corp 6 .600 03/15/46 1,965,160
1,450,000 (d) Oleoducto Central S.A. 4 .000 07/14/27 1,291,995
7,750,000 ONEOK, Inc 4 .500 03/15/50 5,619,579
2,000,000 (d) Parkland Corp 4 .500 10/01/29 1,712,650
1,260,000 (d) Parkland Corp 4 .625 05/01/30 1,074,124
525,000 (d) Permian Resources Operating LLC 7 .000 01/15/32 517,762
6,200,000 (d) Pertamina Persero PT 1 .400 02/09/26 5,584,614
850,000 (d) Pertamina Persero PT 3 .650 07/30/29 759,980
1,667,000 (e) Petrobras Global Finance BV 5 .999 01/27/28 1,654,189
1,200,000 Petrobras Global Finance BV 6 .900 03/19/49 1,107,177
767,000 (d) Petroleos del Peru S.A. 4 .750 06/19/32 540,015
2,700,000 Petroleos Mexicanos 5 .950 01/28/31 1,932,525
6,244,000 Petroleos Mexicanos 6 .700 02/16/32 4,634,109
3,000,000 Petroleos Mexicanos 7 .690 01/23/50 1,927,128
2,950,000 (d) Petronas Energy Canada Ltd 2 .112 03/23/28 2,573,038
15,790,000 Phillips 66 2 .150 12/15/30 12,432,403
2,400,000 Phillips 66 3 .300 03/15/52 1,507,901
860,000 Phillips 66 Co 3 .150 12/15/29 743,899
775,000 Phillips 66 Co 4 .680 02/15/45 616,925
3,000,000 (d) Qatar Petroleum 2 .250 07/12/31 2,401,956
654,000 Regency Energy Partners LP 4 .500 11/01/23 653,005
1,150,000 (d) S.A. Global Sukuk Ltd 0 .946 06/17/24 1,106,875
8,670,000 Sabine Pass Liquefaction LLC 5 .875 06/30/26 8,654,802
6,365,000 Sabine Pass Liquefaction LLC 4 .500 05/15/30 5,837,092
1,825,000 (d) Santos Finance Ltd 3 .649 04/29/31 1,458,105
3,175,000 (d) Saudi Arabian Oil Co 2 .250 11/24/30 2,543,321
645,000 (b),(d) Shelf Drilling Holdings Ltd 9 .625 04/15/29 638,316
1,975,000 Sunoco Logistics Partners Operations LP 4 .000 10/01/27 1,833,879
1,150,000 Sunoco LP 4 .500 05/15/29 1,009,328
2,525,000 Targa Resources Corp 4 .200 02/01/33 2,146,976
300,000 Targa Resources Partners LP 6 .500 07/15/27 302,325
4,000,000 (d) Thaioil Treasury Center Co Ltd 2 .500 06/18/30 3,129,476
1,450,000 TotalEnergies Capital International S.A. 2 .986 06/29/41 1,010,550
5,550,000 TotalEnergies Capital International S.A. 3 .127 05/29/50 3,617,305
7,835,000 TransCanada Trust 5 .500 09/15/79 6,433,126
1,054,500 (d) Transocean, Inc 8 .750 02/15/30 1,078,226
834,000 (d) Tullow Oil plc 10 .250 05/15/26 724,746
2,260,000 USA Compression Partners LP 6 .875 04/01/26 2,213,767
500,000 USA Compression Partners LP 6 .875 09/01/27 484,726
2,205,000 (d) Venture Global LNG, Inc 8 .125 06/01/28 2,183,265
7,050,000 Williams Cos, Inc 2 .600 03/15/31 5,615,005
5,550,000 Williams Cos, Inc 5 .650 03/15/33 5,362,917
TOTAL ENERGY 288,853,958
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) - 1 .9%
6,850,000 Agree LP 2 .000 06/15/28 5,666,069
5,450,000 Alexandria Real Estate Equities, Inc 3 .450 04/30/25 5,250,822
450,000 Alexandria Real Estate Equities, Inc 3 .950 01/15/27 422,668
675,000 Alexandria Real Estate Equities, Inc 3 .950 01/15/28 625,536
2,775,000 Alexandria Real Estate Equities, Inc 4 .900 12/15/30 2,586,332
1,900,000 Alexandria Real Estate Equities, Inc 1 .875 02/01/33 1,345,089
2,700,000 American Tower Corp 2 .950 01/15/25 2,594,744
600,000 American Tower Corp 3 .375 10/15/26 558,581
1,200,000 American Tower Corp 3 .600 01/15/28 1,088,888
5,370,000 American Tower Corp 1 .500 01/31/28 4,450,556
5,800,000 American Tower Corp 3 .800 08/15/29 5,159,159
6,950,000 American Tower Corp 2 .900 01/15/30 5,774,189
1,375,000 American Tower Corp 2 .100 06/15/30 1,070,128
890,000 American Tower Corp 1 .875 10/15/30 673,483
1,125,000 Brandywine Operating Partnership LP 4 .100 10/01/24 1,090,371

Core Bond Fund September 30, 2023

See Notes to Financial Statements
Portfolio of Investments
(continued)
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS)—continued
$ 2,225,000 Brixmor Operating Partnership LP 3 .850% 02/01/25 $ 2,143,501
8,206,000 Brixmor Operating Partnership LP 2 .250 04/01/28 6,910,141
2,000,000 Camden Property Trust 4 .250 01/15/24 1,987,489
400,000 Crown Castle, Inc 3 .650 09/01/27 367,199
7,625,000 Crown Castle, Inc 2 .250 01/15/31 5,917,512
3,130,000 Crown Castle, Inc 2 .100 04/01/31 2,387,757
2,900,000 CubeSmart LP 2 .250 12/15/28 2,425,846
1,474,000 CubeSmart LP 2 .000 02/15/31 1,108,686
1,525,000 Digital Realty Trust LP 3 .600 07/01/29 1,347,319
7,735,000 Essential Properties LP 2 .950 07/15/31 5,639,095
5,000,000 Essex Portfolio LP 3 .875 05/01/24 4,928,793
3,200,000 Essex Portfolio LP 3 .000 01/15/30 2,658,785
1,225,000 Federal Realty OP LP 1 .250 02/15/26 1,100,443
1,675,000 Healthcare Realty Holdings LP 3 .875 05/01/25 1,579,314
4,125,000 Healthcare Realty Holdings LP 3 .500 08/01/26 3,831,907
3,000,000 Healthcare Realty Holdings LP 3 .625 01/15/28 2,671,010
6,765,000 Healthcare Realty Holdings LP 3 .100 02/15/30 5,632,823
1,660,000 Healthcare Realty Holdings LP 2 .400 03/15/30 1,281,514
925,000 Healthcare Realty Holdings LP 2 .050 03/15/31 668,356
7,500,000 Highwoods Realty LP 3 .875 03/01/27 6,831,927
1,025,000 Highwoods Realty LP 4 .125 03/15/28 915,933
1,350,000 Highwoods Realty LP 4 .200 04/15/29 1,143,909
8,010,000 Highwoods Realty LP 3 .050 02/15/30 6,155,774
2,085,000 Highwoods Realty LP 2 .600 02/01/31 1,497,088
4,425,000 Kite Realty Group Trust 4 .750 09/15/30 3,939,778
1,200,000 Mid-America Apartments LP 4 .300 10/15/23 1,199,255
1,200,000 Mid-America Apartments LP 3 .750 06/15/24 1,180,860
1,050,000 Mid-America Apartments LP 4 .000 11/15/25 1,015,808
7,350,000 Mid-America Apartments LP 2 .750 03/15/30 6,182,728
6,200,000 Mid-America Apartments LP 1 .700 02/15/31 4,739,500
1,700,000 Mid-America Apartments LP 2 .875 09/15/51 978,116
625,000 National Retail Properties, Inc 4 .000 11/15/25 598,104
1,850,000 National Retail Properties, Inc 3 .600 12/15/26 1,719,235
1,425,000 NNN REIT, Inc 5 .600 10/15/33 1,342,683
1,075,000 ProLogis LP 2 .875 11/15/29 922,009
1,100,000 Regency Centers LP 3 .900 11/01/25 1,042,858
950,000 Regency Centers LP 3 .600 02/01/27 888,098
5,885,000 Regency Centers LP 2 .950 09/15/29 5,008,706
17,050,000 (d) SBA Tower Trust 2 .836 01/15/25 16,319,249
8,398,000 (d) SBA Tower Trust 1 .884 01/15/26 7,593,130
7,500,000 (d) SBA Tower Trust 1 .631 11/15/26 6,486,542
646,000 SITE Centers Corp 3 .625 02/01/25 614,960
2,000,000 SITE Centers Corp 4 .250 02/01/26 1,872,477
2,833,000 SITE Centers Corp 4 .700 06/01/27 2,622,713
475,000 Weingarten Realty Investors 4 .450 01/15/24 472,245
1,025,000 Weingarten Realty Investors 3 .850 06/01/25 974,952
700,000 Weingarten Realty Investors 3 .250 08/15/26 645,801
TOTAL EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) 177,848,543
FINANCIAL SERVICES - 2 .4%
4,900,000 AerCap Ireland Capital DAC 3 .500 01/15/25 4,726,808
9,050,000 AerCap Ireland Capital DAC 1 .750 01/30/26 8,167,354
5,000,000 AerCap Ireland Capital DAC 3 .875 01/23/28 4,534,483
10,075,000 AerCap Ireland Capital DAC 3 .000 10/29/28 8,639,093
2,050,000 AerCap Ireland Capital DAC 3 .300 01/30/32 1,629,569
1,250,000 AerCap Ireland Capital DAC 3 .850 10/29/41 886,771
2,000,000 American Express Co 2 .550 03/04/27 1,803,238
3,800,000 Banco Bilbao Vizcaya Argentaria S.A. 9 .375 N/A(f) 3,770,552
2,600,000 (d) Bangkok Bank PCL 3 .466 09/23/36 2,015,754
5,705,000 Bank of New York Mellon Corp 4 .700 N/A(f) 5,491,406
455,000 (d) BBVA Bancomer S.A. 5 .350 11/12/29 438,245

See Notes to Financial Statements
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
FINANCIAL SERVICES—continued
$ 3,350,000 (d) BBVA Bancomer S.A. 5 .125% 01/18/33 $ 2,884,298
2,490,000 Capital One Financial Corp 3 .750 03/09/27 2,279,082
5,490,000 (e) Capital One Financial Corp 3 .950 N/A(f) 4,120,745
10,800,000 Charles Schwab Corp 5 .375 N/A(f) 10,375,862
600,000 (d) Compass Group Diversified Holdings LLC 5 .250 04/15/29 524,573
8,325,000 (d) Credit Suisse Group AG. 2 .193 06/05/26 7,742,744
4,950,000 (d) Credit Suisse Group AG. 1 .305 02/02/27 4,389,700
4,600,000 (d) Credit Suisse Group AG. 6 .442 08/11/28 4,596,046
4,050,000 Deutsche Bank AG. 5 .371 09/09/27 3,954,930
3,750,000 Deutsche Bank AG. 2 .311 11/16/27 3,265,440
6,400,000 Deutsche Bank AG. 6 .000 N/A(f) 4,995,139
5,330,000 Fiserv, Inc 3 .500 07/01/29 4,755,160
11,270,000 Goldman Sachs Group, Inc 3 .625 02/20/24 11,163,410
5,277,000 Goldman Sachs Group, Inc 3 .500 04/01/25 5,081,072
5,800,000 Goldman Sachs Group, Inc 5 .798 08/10/26 5,755,648
5,600,000 Goldman Sachs Group, Inc 4 .482 08/23/28 5,300,462
7,410,000 Goldman Sachs Group, Inc 1 .992 01/27/32 5,554,705
7,300,000 Goldman Sachs Group, Inc 2 .615 04/22/32 5,701,861
360,000 Goldman Sachs Group, Inc 6 .750 10/01/37 364,553
1,900,000 Goldman Sachs Group, Inc 4 .411 04/23/39 1,563,825
4,875,000 Goldman Sachs Group, Inc 3 .210 04/22/42 3,304,790
725,000 Goldman Sachs Group, Inc 3 .436 02/24/43 500,022
5,900,000 Goldman Sachs Group, Inc 7 .500 N/A(f) 5,831,315
500,000 Icahn Enterprises LP 4 .750 09/15/24 481,584
925,000 Icahn Enterprises LP 5 .250 05/15/27 813,057
3,800,000 Icahn Enterprises LP 4 .375 02/01/29 3,038,706
1,100,000 (d) Indian Railway Finance Corp Ltd 3 .249 02/13/30 929,701
7,400,000 (d) Indian Railway Finance Corp Ltd 2 .800 02/10/31 5,958,275
475,000 Legg Mason, Inc 3 .950 07/15/24 468,536
3,425,000 (d) LPL Holdings, Inc 4 .000 03/15/29 2,986,128
2,500,000 (d) Minejesa Capital BV 5 .625 08/10/37 1,907,151
1,040,000 Morgan Stanley 4 .000 07/23/25 1,005,371
4,444,000 Morgan Stanley 2 .188 04/28/26 4,174,661
11,950,000 Morgan Stanley 3 .125 07/27/26 11,099,103
685,000 Morgan Stanley 3 .950 04/23/27 636,245
3,000,000 Morgan Stanley 5 .449 07/20/29 2,923,406
15,750,000 Morgan Stanley 5 .250 04/21/34 14,623,559
3,625,000 Morgan Stanley 5 .424 07/21/34 3,419,433
5,000,000 Navient Corp 5 .000 03/15/27 4,494,300
2,000,000 Northern Trust Corp 4 .600 N/A(f) 1,799,798
1,345,000 OneMain Finance Corp 3 .500 01/15/27 1,151,656
5,000,000 OneMain Finance Corp 4 .000 09/15/30 3,751,775
2,975,000 (d) Power Finance Corp Ltd 3 .950 04/23/30 2,584,737
2,000,000 (d) Rocket Mortgage LLC 4 .000 10/15/33 1,510,366
2,070,000 (d) Societe Generale S.A. 1 .375 07/08/25 1,902,918
3,500,000 (d) Societe Generale S.A. 4 .027 01/21/43 2,195,983
550,000 Springleaf Finance Corp 5 .375 11/15/29 460,625
550,000 State Street Corp 3 .300 12/16/24 533,174
1,650,000 UBS Group AG. 3 .750 03/26/25 1,586,986
3,500,000 (d) UBS Group AG. 3 .179 02/11/43 2,263,774
580,000 Visa, Inc 3 .150 12/14/25 553,582
3,400,000 Visa, Inc 2 .700 04/15/40 2,394,263
650,000 Voya Financial, Inc 5 .700 07/15/43 569,364
TOTAL FINANCIAL SERVICES 228,326,872
FOOD, BEVERAGE & TOBACCO - 1 .3%
3,100,000 (d) Anadolu Efes Biracilik Ve Malt Sanayii AS. 3 .375 06/29/28 2,538,789
16,500,000 Anheuser-Busch Cos LLC 3 .650 02/01/26 15,845,934
6,875,000 Anheuser-Busch Cos LLC 4 .700 02/01/36 6,301,187
8,910,000 Anheuser-Busch Cos LLC 4 .900 02/01/46 7,765,457
10,260,000 Anheuser-Busch InBev Worldwide, Inc 4 .750 01/23/29 9,947,734

Core Bond Fund September 30, 2023

See Notes to Financial Statements
Portfolio of Investments
(continued)
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
FOOD, BEVERAGE & TOBACCO—continued
$ 6,250,000 BAT Capital Corp 2 .259% 03/25/28 $ 5,285,803
6,075,000 BAT Capital Corp 4 .906 04/02/30 5,573,490
12,520,000 BAT Capital Corp 2 .726 03/25/31 9,660,918
7,200,000 BAT International Finance plc 4 .448 03/16/28 6,714,147
1,775,000 (d) BRF S.A. 4 .875 01/24/30 1,436,498
3,250,000 (d) Cia Cervecerias Unidas S.A. 3 .350 01/19/32 2,660,441
3,000,000 (d) Coca-Cola Icecek AS. 4 .500 01/20/29 2,667,180
750,000 Constellation Brands, Inc 4 .400 11/15/25 729,496
2,775,000 Constellation Brands, Inc 3 .700 12/06/26 2,619,819
1,150,000 Constellation Brands, Inc 3 .150 08/01/29 1,007,549
4,540,000 Constellation Brands, Inc 2 .875 05/01/30 3,810,229
13,700,000 Constellation Brands, Inc 2 .250 08/01/31 10,672,205
2,750,000 Diageo Capital plc 2 .125 10/24/24 2,647,929
2,320,000 Diageo Capital plc 1 .375 09/29/25 2,144,297
4,075,000 Diageo Capital plc 2 .375 10/24/29 3,451,124
1,950,000 Diageo Capital plc 2 .000 04/29/30 1,581,940
1,875,000 (d) Embotelladora Andina S.A. 3 .950 01/21/50 1,414,501
2,000,000 (d) Grupo Bimbo SAB de C.V. 4 .700 11/10/47 1,617,307
2,200,000 Kraft Heinz Foods Co 4 .375 06/01/46 1,714,332
1,500,000 (d) NBM US Holdings, Inc 6 .625 08/06/29 1,368,226
5,500,000 (d) Primo Water Holdings, Inc 4 .375 04/30/29 4,702,500
3,250,000 (d) Sigma Alimentos S.A. de C.V. 4 .125 05/02/26 3,086,787
6,325,000 (d) Ulker Biskuvi Sanayi AS. 6 .950 10/30/25 5,925,892
TOTAL FOOD, BEVERAGE & TOBACCO 124,891,711
HEALTH CARE EQUIPMENT & SERVICES - 1 .3%
1,200,000 Abbott Laboratories 5 .300 05/27/40 1,177,421
2,100,000 Boston Scientific Corp 2 .650 06/01/30 1,755,242
1,640,000 Centene Corp 2 .450 07/15/28 1,385,544
8,310,000 Centene Corp 3 .000 10/15/30 6,702,929
2,550,000 Cigna Group 3 .200 03/15/40 1,791,983
495,000 CVS Health Corp 3 .875 07/20/25 478,266
8,250,000 CVS Health Corp 3 .750 04/01/30 7,292,493
27,225,000 CVS Health Corp 1 .750 08/21/30 20,949,664
9,180,000 CVS Health Corp 1 .875 02/28/31 7,000,965
2,250,000 CVS Health Corp 4 .780 03/25/38 1,937,587
3,635,000 CVS Health Corp 2 .700 08/21/40 2,291,637
12,175,000 CVS Health Corp 5 .050 03/25/48 10,115,542
1,000,000 (d) DaVita, Inc 4 .625 06/01/30 821,121
9,160,000 Elevance Health, Inc 2 .250 05/15/30 7,452,212
2,625,000 Elevance Health, Inc 5 .125 02/15/53 2,317,507
2,815,000 HCA, Inc 5 .625 09/01/28 2,744,792
5,000,000 HCA, Inc 3 .500 09/01/30 4,230,128
3,475,000 HCA, Inc 3 .625 03/15/32 2,880,388
1,900,000 HCA, Inc 5 .500 06/15/47 1,621,765
4,600,000 HCA, Inc 4 .625 03/15/52 3,453,659
3,500,000 (d) Hologic, Inc 3 .250 02/15/29 2,956,461
10,100,000 Humana, Inc 2 .150 02/03/32 7,632,019
800,000 Humana, Inc 5 .875 03/01/33 795,296
2,325,000 McKesson Corp 5 .100 07/15/33 2,221,445
1,700,000 (d) MPH Acquisition Holdings LLC 5 .500 09/01/28 1,443,720
3,375,000 MPT Operating Partnership LP 3 .500 03/15/31 2,107,586
225,000 Tenet Healthcare Corp 4 .625 06/15/28 202,534
5,400,000 (e) Tenet Healthcare Corp 6 .125 10/01/28 5,069,250
2,500,000 Tenet Healthcare Corp 4 .250 06/01/29 2,151,870
3,200,000 Tenet Healthcare Corp 4 .375 01/15/30 2,752,398
1,525,000 UnitedHealth Group, Inc 2 .950 10/15/27 1,395,093
3,700,000 UnitedHealth Group, Inc 2 .000 05/15/30 2,996,048
6,185,000 UnitedHealth Group, Inc 2 .300 05/15/31 4,997,105

See Notes to Financial Statements
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
HEALTH CARE EQUIPMENT & SERVICES—continued
$ 1,375,000 UnitedHealth Group, Inc 3 .750% 10/15/47 $ 1,011,253
TOTAL HEALTH CARE EQUIPMENT & SERVICES 126,132,923
HOUSEHOLD & PERSONAL PRODUCTS - 0 .0%
1,170,000 (d) Coty, Inc 6 .625 07/15/30 1,142,318
TOTAL HOUSEHOLD & PERSONAL PRODUCTS 1,142,318
INSURANCE - 1 .4%
2,550,000 (d) Acrisure LLC 4 .250 02/15/29 2,142,781
285,000 Aetna, Inc 6 .625 06/15/36 293,671
131,000 Aflac, Inc 6 .450 08/15/40 130,395
3,000,000 (d) AIA Group Ltd 3 .600 04/09/29 2,727,377
825,000 (d) Alliant Holdings Intermediate LLC 4 .250 10/15/27 738,656
4,360,000 (d) Alliant Holdings Intermediate LLC 6 .750 04/15/28 4,207,637
6,400,000 (d) Allianz SE 6 .350 09/06/53 6,178,675
325,000 (d) AmWINS Group, Inc 4 .875 06/30/29 284,774
11,160,000 Aon Corp 2 .800 05/15/30 9,287,354
1,450,000 Aon Corp 5 .350 02/28/33 1,390,051
2,790,000 Aon Global Ltd 3 .500 06/14/24 2,738,588
4,500,000 AXIS Specialty Finance LLC 4 .900 01/15/40 3,614,833
825,000 Berkshire Hathaway Finance Corp 2 .875 03/15/32 691,886
9,950,000 Berkshire Hathaway Finance Corp 2 .850 10/15/50 6,190,585
1,500,000 Berkshire Hathaway Finance Corp 3 .850 03/15/52 1,118,867
6,250,000 (d) CHS 5 .250 05/15/30 4,751,103
1,100,000 CNA Financial Corp 3 .950 05/15/24 1,085,592
925,000 (d) Equitable Financial Life Global Funding 1 .400 07/07/25 849,536
870,000 (d) Equitable Financial Life Global Funding 1 .800 03/08/28 728,072
2,300,000 (d) Five Corners Funding Trust 4 .419 11/15/23 2,293,977
8,225,000 (d) Five Corners Funding Trust II 2 .850 05/15/30 6,858,058
2,500,000 (d) Hanwha Life Insurance Co Ltd 3 .379 02/04/32 2,219,414
15,431,000 Hartford Financial Services Group, Inc 2 .800 08/19/29 13,236,473
350,000 Hartford Financial Services Group, Inc 4 .300 04/15/43 270,267
1,400,000 Hartford Financial Services Group, Inc 2 .900 09/15/51 823,454
2,755,000 (d) HUB International Ltd 7 .250 06/15/30 2,749,958
1,450,000 (d) Liberty Mutual Group, Inc 3 .951 10/15/50 973,556
2,900,000 (d) Liberty Mutual Group, Inc 5 .500 06/15/52 2,485,070
2,850,000 MetLife, Inc 3 .600 04/10/24 2,815,461
600,000 MetLife, Inc 3 .000 03/01/25 577,423
525,000 MetLife, Inc 3 .600 11/13/25 504,933
1,025,000 MetLife, Inc 5 .000 07/15/52 884,410
5,870,000 MetLife, Inc 3 .850 N/A(f) 5,430,262
1,000,000 (d) NFP Corp 7 .500 10/01/30 960,327
10,175,000 PartnerRe Finance B LLC 4 .500 10/01/50 8,629,793
3,500,000 Principal Financial Group, Inc 2 .125 06/15/30 2,783,134
3,700,000 (d) Protective Life Global Funding 0 .781 07/05/24 3,555,483
4,000,000 Prudential Financial, Inc 5 .200 03/15/44 3,913,513
2,000,000 Prudential Financial, Inc 3 .905 12/07/47 1,449,544
5,500,000 Prudential Financial, Inc 5 .125 03/01/52 4,736,294
2,220,000 Reinsurance Group of America, Inc 3 .900 05/15/29 1,988,500
11,300,000 (d) Swiss Re Finance Luxembourg S.A. 5 .000 04/02/49 10,588,100
365,000 Willis North America, Inc 3 .600 05/15/24 359,197
TOTAL INSURANCE 130,237,034
MATERIALS - 1 .4%
4,375,000 Albemarle Corp 4 .650 06/01/27 4,171,546
3,625,000 (d) Alpek SAB de C.V. 4 .250 09/18/29 3,168,540
2,000,000 (d) Alpek SAB de C.V. 3 .250 02/25/31 1,569,903
370,000 Amcor Flexibles North America, Inc 3 .100 09/15/26 337,207
2,725,000 Amcor Flexibles North America, Inc 2 .630 06/19/30 2,199,876
7,535,000 Amcor Flexibles North America, Inc 2 .690 05/25/31 5,974,497
1,425,000 (d) Anglo American Capital plc 3 .875 03/16/29 1,276,940

Core Bond Fund September 30, 2023

See Notes to Financial Statements
Portfolio of Investments
(continued)
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
MATERIALS—continued
$ 2,300,000 (d) Anglo American Capital plc 2 .625% 09/10/30 $ 1,837,331
2,300,000 AngloGold Ashanti Holdings plc 3 .375 11/01/28 1,934,402
5,000,000 AngloGold Ashanti Holdings plc 3 .750 10/01/30 4,025,800
1,778,000 (d) Antofagasta plc 2 .375 10/14/30 1,382,546
1,600,000 (d) Antofagasta plc 5 .625 05/13/32 1,524,464
3,225,000 (d) Ardagh Metal Packaging Finance USA LLC 3 .250 09/01/28 2,688,979
1,445,000 (d) Arsenal AIC Parent LLC 8 .000 10/01/30 1,437,804
3,570,000 Ball Corp 6 .875 03/15/28 3,591,584
1,850,000 Ball Corp 2 .875 08/15/30 1,465,929
10,105,000 Berry Global, Inc 1 .570 01/15/26 9,134,254
6,100,000 Berry Global, Inc 1 .650 01/15/27 5,243,065
1,500,000 (d) Celulosa Arauco y Constitucion S.A. 4 .250 04/30/29 1,320,716
1,325,000 (d) Celulosa Arauco y Constitucion S.A. 4 .200 01/29/30 1,135,731
1,325,000 (d) Cemex SAB de C.V. 5 .450 11/19/29 1,255,192
1,000,000 (d) Cemex SAB de C.V. 3 .875 07/11/31 837,615
1,500,000 Commercial Metals Co 4 .125 01/15/30 1,305,839
2,725,000 (d),(e) Constellium SE 3 .750 04/15/29 2,283,323
3,000,000 (d) Corp Nacional del Cobre de Chile 3 .000 09/30/29 2,541,677
2,000,000 (d) Corp Nacional del Cobre de Chile 3 .150 01/14/30 1,688,012
265,000 DowDuPont, Inc 4 .493 11/15/25 258,699
1,140,000 DuPont de Nemours, Inc 4 .725 11/15/28 1,101,995
2,600,000 (d) Equate Petrochemical BV 2 .625 04/28/28 2,243,998
2,500,000 (d) FMG Resources August 2006 Pty Ltd 5 .875 04/15/30 2,285,531
800,000 (d) Freeport Indonesia PT 4 .763 04/14/27 759,306
1,860,000 (d) Freeport Indonesia PT 5 .315 04/14/32 1,685,960
1,500,000 (d) Fresnillo plc 4 .250 10/02/50 1,045,288
1,250,000 (d) Gold Fields Orogen Holdings BVI Ltd 6 .125 05/15/29 1,213,234
3,000,000 (d) Inversiones CMPC S.A. 4 .375 04/04/27 2,806,774
4,900,000 (d) Inversiones CMPC S.A. 3 .000 04/06/31 3,901,517
675,000 (d) James Hardie International Finance DAC 5 .000 01/15/28 629,634
1,785,000 (d) Mauser Packaging Solutions Holding Co 7 .875 08/15/26 1,722,054
710,000 (d) Midwest Connector Capital Co LLC 4 .625 04/01/29 648,925
2,000,000 (d) Mineral Resources Ltd 8 .000 11/01/27 1,962,500
1,325,000 (d) Mineral Resources Ltd 9 .250 10/01/28 1,338,250
3,390,000 Newmont Corp 2 .600 07/15/32 2,655,408
2,900,000 (d) Nova Chemicals Corp 4 .875 06/01/24 2,849,219
6,350,000 Nutrien Ltd 2 .950 05/13/30 5,300,448
1,920,000 (d) OCI NV 4 .625 10/15/25 1,815,271
1,600,000 (d) OCP S.A. 3 .750 06/23/31 1,260,662
2,000,000 Olin Corp 5 .125 09/15/27 1,870,020
2,000,000 (d) Orbia Advance Corp SAB de C.V. 1 .875 05/11/26 1,780,938
480,000 Packaging Corp of America 3 .650 09/15/24 469,065
375,000 (d) PolyOne Corp 5 .750 05/15/25 368,165
1,750,000 Sasol Financing USA LLC 4 .375 09/18/26 1,551,349
2,000,000 (d) Sociedad Quimica y Minera de Chile S.A. 4 .250 05/07/29 1,861,223
2,500,000 (d) Sociedad Quimica y Minera de Chile S.A. 3 .500 09/10/51 1,536,072
2,950,000 (d) SunCoke Energy, Inc 4 .875 06/30/29 2,506,689
2,400,000 Suzano Austria GmbH 3 .750 01/15/31 1,972,742
5,000,000 Suzano Austria GmbH 3 .125 01/15/32 3,840,032
4,070,000 (d) Tronox, Inc 4 .625 03/15/29 3,284,515
3,675,000 (d) UltraTech Cement Ltd 2 .800 02/16/31 2,887,778
TOTAL MATERIALS 126,746,033
MEDIA & ENTERTAINMENT - 1 .7%
2,675,000 Activision Blizzard, Inc 3 .400 09/15/26 2,536,870
1,850,000 Activision Blizzard, Inc 1 .350 09/15/30 1,444,811
4,770,054 (d) Alfa Desarrollo S.p.A 4 .550 09/27/51 3,260,581
2,000,000 (d) Altice Financing S.A. 5 .750 08/15/29 1,639,068
3,315,000 (d) Arches Buyer, Inc 4 .250 06/01/28 2,826,344
2,030,000 Baidu, Inc 1 .625 02/23/27 1,779,149
3,100,000 (d) BOC Aviation USA Corp 1 .625 04/29/24 3,020,782

See Notes to Financial Statements
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
MEDIA & ENTERTAINMENT—continued
$ 1,575,000 (d) Cable Onda S.A. 4 .500% 01/30/30 $ 1,286,037
4,900,000 (d) CCO Holdings LLC 5 .125 05/01/27 4,565,409
2,500,000 (d) CCO Holdings LLC 4 .500 08/15/30 2,052,033
5,000,000 (d) CCO Holdings LLC 4 .250 02/01/31 3,980,193
6,300,000 (e) Charter Communications Operating LLC 4 .400 04/01/33 5,358,394
5,000,000 Charter Communications Operating LLC 3 .500 03/01/42 3,089,843
2,400,000 Charter Communications Operating LLC 5 .125 07/01/49 1,749,520
15,750,000 Charter Communications Operating LLC 4 .800 03/01/50 11,013,439
9,680,000 Charter Communications Operating LLC 3 .700 04/01/51 5,632,723
3,700,000 Comcast Corp 4 .150 10/15/28 3,504,845
4,525,000 Comcast Corp 3 .200 07/15/36 3,489,066
1,000,000 Comcast Corp 3 .900 03/01/38 816,717
21,258,000 Comcast Corp 2 .887 11/01/51 12,528,190
10,186,000 Comcast Corp 2 .937 11/01/56 5,788,973
4,100,000 (d) CSC Holdings LLC 5 .500 04/15/27 3,514,008
5,000,000 (d) CSC Holdings LLC 3 .375 02/15/31 3,407,187
1,225,000 (d) CT Trust 5 .125 02/03/32 955,756
985,000 (d) DIRECTV Holdings LLC 5 .875 08/15/27 870,917
1,300,000 (d) Electricidad Firme de Mexico Holdings S.A. de C.V. 4 .900 11/20/26 1,140,690
2,375,000 (d) ENN Clean Energy International Investment Ltd 3 .375 05/12/26 2,180,292
2,275,000 Extra Space Storage LP 2 .400 10/15/31 1,741,667
4,750,000 (d) Genm Capital Labuan Ltd 3 .882 04/19/31 3,716,651
2,985,000 (e) Grupo Televisa SAB 6 .625 01/15/40 2,902,223
3,300,000 Haleon US Capital LLC 3 .375 03/24/27 3,061,573
5,300,000 Haleon US Capital LLC 3 .625 03/24/32 4,545,553
650,000 Lamar Media Corp 3 .750 02/15/28 575,301
2,000,000 Lamar Media Corp 4 .875 01/15/29 1,810,000
1,000,000 Lamar Media Corp 4 .000 02/15/30 847,500
1,675,000 Lamar Media Corp 3 .625 01/15/31 1,364,053
1,275,000 (d) LCPR Senior Secured Financing DAC 5 .125 07/15/29 1,025,603
1,500,000 (d) Liberty Costa Rica Senior Secured Finance 10 .875 01/15/31 1,503,750
2,380,500 (d) Mexico Remittances Funding Fiduciary Estate
Management Sarl
4 .875 01/15/28 2,124,104
825,000 (d) News Corp 3 .875 05/15/29 709,500
1,375,000 S&P Global, Inc 4 .250 05/01/29 1,298,022
2,725,000 (d) Sirius XM Radio, Inc 4 .000 07/15/28 2,325,973
1,575,000 (d) Sirius XM Radio, Inc 4 .125 07/01/30 1,260,961
250,000 Time Warner Cable LLC 5 .875 11/15/40 207,138
1,275,000 (d) Univision Communications, Inc 4 .500 05/01/29 1,038,160
3,000,000 (d) UPC Broadband Finco BV 4 .875 07/15/31 2,434,440
2,000,000 (d) Venture Global Calcasieu Pass LLC 4 .125 08/15/31 1,641,242
3,900,000 (a),(d) Vitality Re XIV Ltd U.S. Treasury Bill 3 M + 3.500% 8 .935 01/05/27 3,986,580
2,000,000 (d) VZ Secured Financing BV 5 .000 01/15/32 1,571,109
110,000 Walt Disney Co 7 .625 11/30/28 121,236
85,000 Walt Disney Co 6 .550 03/15/33 89,793
15,000,000 Warnermedia Holdings, Inc 3 .755 03/15/27 13,848,264
800,000 Warnermedia Holdings, Inc 4 .054 03/15/29 712,769
11,175,000 Warnermedia Holdings, Inc 5 .050 03/15/42 8,642,615
2,175,000 Warnermedia Holdings, Inc 5 .141 03/15/52 1,616,113
2,325,000 Weibo Corp 3 .375 07/08/30 1,813,621
TOTAL MEDIA & ENTERTAINMENT 161,967,351
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 1 .0%
11,975,000 AbbVie, Inc 4 .050 11/21/39 9,797,012
13,775,000 Amgen, Inc 5 .250 03/02/33 13,168,334
11,650,000 Amgen, Inc 5 .650 03/02/53 10,903,500
2,325,000 AstraZeneca Finance LLC 1 .200 05/28/26 2,088,845
450,000 AstraZeneca Finance LLC 2 .250 05/28/31 362,522
12,675,000 AstraZeneca plc 1 .375 08/06/30 9,829,713
1,500,000 (d) Avantor Funding, Inc 4 .625 07/15/28 1,367,518
2,040,000 (d) Avantor Funding, Inc 3 .875 11/01/29 1,743,527
1,065,000 Danaher Corp 2 .800 12/10/51 649,130

Core Bond Fund September 30, 2023

See Notes to Financial Statements
Portfolio of Investments
(continued)
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES—continued
$ 635,000 Gilead Sciences, Inc 4 .000% 09/01/36 $ 540,807
628,509 (a) Grifols Worldwide Operations USA, Inc SOFR 3 M + 2.000% 7 .416 11/15/27 618,767
1,250,000 Johnson & Johnson 3 .400 01/15/38 1,008,236
2,250,000 Merck & Co, Inc 2 .750 12/10/51 1,358,891
2,500,000 (d) Organon Finance   LLC 4 .125 04/30/28 2,172,272
5,650,000 (d) Organon Finance   LLC 5 .125 04/30/31 4,527,643
2,275,000 Pfizer Investment Enterprises Pte Ltd 4 .750 05/19/33 2,150,507
18,375,000 Pfizer Investment Enterprises Pte Ltd 5 .300 05/19/53 17,073,177
11,155,000 Takeda Pharmaceutical Co Ltd 2 .050 03/31/30 8,970,145
3,500,000 Teva Pharmaceutical Finance Netherlands III BV 3 .150 10/01/26 3,119,446
695,000 Teva Pharmaceutical Finance Netherlands III BV 4 .750 05/09/27 637,685
TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES 92,087,677
REAL ESTATE MANAGEMENT & DEVELOPMENT - 0 .0%
1,400,000 Kennedy-Wilson, Inc 4 .750 03/01/29 1,074,514
1,475,000 Kennedy-Wilson, Inc 5 .000 03/01/31 1,075,989
TOTAL REAL ESTATE MANAGEMENT & DEVELOPMENT 2,150,503
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 0 .4%
15,542,000 (d) Broadcom, Inc 4 .926 05/15/37 13,396,067
260,000 Intel Corp 3 .150 05/11/27 240,949
1,150,000 Intel Corp 3 .734 12/08/47 819,072
4,735,000 NVIDIA Corp 2 .000 06/15/31 3,788,633
1,650,000 (d) NXP BV 2 .700 05/01/25 1,567,022
2,650,000 NXP BV 3 .875 06/18/26 2,519,554
1,975,000 NXP BV 4 .400 06/01/27 1,873,720
1,200,000 NXP BV 3 .400 05/01/30 1,026,160
2,575,000 NXP BV 3 .125 02/15/42 1,676,650
4,300,000 (d) SK Hynix, Inc 1 .500 01/19/26 3,863,535
1,100,000 Texas Instruments, Inc 2 .625 05/15/24 1,079,372
1,100,000 Texas Instruments, Inc 4 .150 05/15/48 886,830
4,000,000 Texas Instruments, Inc 5 .000 03/14/53 3,624,294
TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT 36,361,858
SOFTWARE & SERVICES - 0 .8%
11,405,000 Adobe, Inc 2 .300 02/01/30 9,596,781
265,000 (d) CA Magnum Holdings 5 .375 10/31/26 234,554
900,000 (d) Gartner, Inc 3 .750 10/01/30 755,283
1,413,000 (d) j2 Global, Inc 4 .625 10/15/30 1,196,316
19,000,000 Microsoft Corp 2 .400 08/08/26 17,650,324
1,911,000 Microsoft Corp 2 .525 06/01/50 1,163,597
2,270,000 (d) NortonLifeLock, Inc 6 .750 09/30/27 2,225,428
455,000 (d) Open Text Corp 6 .900 12/01/27 456,035
2,830,000 (d) Open Text Corp 3 .875 12/01/29 2,326,312
550,000 (d) Open Text Holdings, Inc 4 .125 02/15/30 460,131
12,750,000 Oracle Corp 4 .900 02/06/33 11,752,061
11,975,000 Oracle Corp 5 .550 02/06/53 10,492,057
3,100,000 Roper Technologies, Inc 1 .400 09/15/27 2,652,318
13,155,000 Roper Technologies, Inc 2 .000 06/30/30 10,402,502
5,800,000 Salesforce, Inc 2 .700 07/15/41 3,927,706
TOTAL SOFTWARE & SERVICES 75,291,405
TECHNOLOGY HARDWARE & EQUIPMENT - 0 .5%
3,000,000 (d) Ahead DB Holdings LLC 6 .625 05/01/28 2,534,037
3,450,000 Amphenol Corp 2 .800 02/15/30 2,928,162
8,575,000 Apple, Inc 2 .450 08/04/26 7,965,438
19,975,000 Apple, Inc 2 .050 09/11/26 18,355,484
1,100,000 Apple, Inc 4 .650 02/23/46 980,138
1,590,000 Apple, Inc 2 .650 02/08/51 964,394
11,625,000 (d) Imola Merger Corp 4 .750 05/15/29 10,188,162
6,000,000 (d),(e) Lenovo Group Ltd 3 .421 11/02/30 4,892,922

See Notes to Financial Statements
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
TECHNOLOGY HARDWARE & EQUIPMENT—continued
$ 975,000 (d) Sensata Technologies BV 4 .000% 04/15/29 $ 839,571
525,000 Tyco Electronics Group S.A. 3 .700 02/15/26 503,393
TOTAL TECHNOLOGY HARDWARE & EQUIPMENT 50,151,701
TELECOMMUNICATION SERVICES - 2 .0%
3,075,000 (d) America Movil SAB de C.V. 5 .375 04/04/32 2,647,040
12,477,000 AT&T, Inc 2 .550 12/01/33 9,164,210
2,300,000 AT&T, Inc 4 .500 05/15/35 1,961,838
9,850,000 AT&T, Inc 3 .500 06/01/41 6,843,092
38,800,000 AT&T, Inc 3 .550 09/15/55 23,751,728
12,174,000 AT&T, Inc 3 .800 12/01/57 7,712,543
2,000,000 (d) Bharti Airtel Ltd 4 .375 06/10/25 1,949,234
2,750,000 (d) Bharti Airtel Ltd 3 .250 06/03/31 2,267,045
2,500,000 (d) C&W Senior Financing Designated Activity Co 6 .875 09/15/27 2,198,321
3,850,000 (d) Empresa Nacional de Telecomunicaciones S.A. 3 .050 09/14/32 2,935,625
2,500,000 (d) Frontier Communications Holdings LLC 5 .875 10/15/27 2,273,671
1,925,000 (d) Iliad Holding SASU 6 .500 10/15/26 1,808,563
892,000 (d) Iliad Holding SASU 7 .000 10/15/28 811,966
1,675,000 (d) Millicom International Cellular S.A. 4 .500 04/27/31 1,196,204
5,500,000 (d) MTN Mauritius Investment Ltd 6 .500 10/13/26 5,375,689
500,000 Orange S.A. 5 .375 01/13/42 455,211
5,000,000 Telefonica Emisiones S.A. 5 .213 03/08/47 3,982,327
2,990,000 Telefonica Emisiones S.A. 4 .895 03/06/48 2,264,757
3,000,000 (d) Telefonica Moviles Chile S.A. 3 .537 11/18/31 2,257,032
800,000 T-Mobile USA, Inc 2 .250 02/15/26 736,452
23,850,000 T-Mobile USA, Inc 2 .625 02/15/29 20,205,078
19,910,000 T-Mobile USA, Inc 3 .875 04/15/30 17,639,682
10,800,000 T-Mobile USA, Inc 5 .050 07/15/33 10,020,357
1,275,000 T-Mobile USA, Inc 3 .000 02/15/41 844,874
4,545,000 T-Mobile USA, Inc 3 .300 02/15/51 2,843,812
15,000,000 Verizon Communications, Inc 1 .750 01/20/31 11,303,370
32,800,000 Verizon Communications, Inc 2 .550 03/21/31 26,116,509
2,568,000 Verizon Communications, Inc 2 .355 03/15/32 1,959,277
4,915,000 (d) Vmed O2 UK Financing I plc 4 .750 07/15/31 3,970,697
7,735,000 Vodafone Group plc 4 .375 02/19/43 5,960,301
5,800,000 Vodafone Group plc 4 .250 09/17/50 4,205,053
TOTAL TELECOMMUNICATION SERVICES 187,661,558
TRANSPORTATION - 0 .5%
1,000,000 (d) Adani Ports & Special Economic Zone Ltd 4 .000 07/30/27 842,646
800,000 (d) Adani Ports & Special Economic Zone Ltd 4 .200 08/04/27 677,929
2,300,000 (d) Adani Ports & Special Economic Zone Ltd 3 .100 02/02/31 1,586,431
1,450,000 (d) Aeropuerto Internacional de Tocumen S.A. 4 .000 08/11/41 1,127,567
2,750,000 Burlington Northern Santa Fe LLC 3 .050 02/15/51 1,741,228
6,375,000 Canadian Pacific Railway Co 2 .050 03/05/30 5,148,972
2,950,000 Canadian Pacific Railway Co 3 .100 12/02/51 1,844,299
1,000,000 CSX Corp 2 .600 11/01/26 918,144
700,000 CSX Corp 3 .800 03/01/28 657,344
9,715,000 CSX Corp 4 .250 03/15/29 9,201,824
1,500,000 (d) DP World Ltd 5 .625 09/25/48 1,327,500
1,950,000 (d) Empresa de los Ferrocarriles del Estado 3 .068 08/18/50 1,114,656
5,000,000 (d) Mexico City Airport Trust 5 .500 07/31/47 3,803,157
3,260,000 (d) Misc Capital Two Labuan Ltd 3 .750 04/06/27 3,010,806
3,000,000 Southwest Airlines Co 5 .125 06/15/27 2,925,146
5,200,000 Union Pacific Corp 2 .891 04/06/36 3,937,745
1,175,000 Union Pacific Corp 3 .839 03/20/60 823,494
3,940,000 (d) XPO, Inc 6 .250 06/01/28 3,812,147
TOTAL TRANSPORTATION 44,501,035
UTILITIES - 3 .0%
1,609,625 (d) Adani Transmission Ltd 4 .250 05/21/36 1,204,290

Core Bond Fund September 30, 2023

See Notes to Financial Statements
Portfolio of Investments
(continued)
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
UTILITIES—continued
$ 980,000 Advocate Health & Hospitals Corp 3 .008% 06/15/50 $ 614,501
1,000,000 AEP Transmission Co LLC 3 .100 12/01/26 930,960
1,000,000 AEP Transmission Co LLC 4 .000 12/01/46 762,018
1,740,000 AEP Transmission Co LLC 3 .750 12/01/47 1,259,355
3,080,000 AEP Transmission Co LLC 2 .750 08/15/51 1,755,436
2,925,000 AEP Transmission Co LLC 5 .400 03/15/53 2,718,055
725,000 Alabama Power Co 4 .150 08/15/44 557,571
3,000,000 Alabama Power Co 3 .450 10/01/49 1,993,669
10,350,000 Alabama Power Co 3 .125 07/15/51 6,336,959
3,250,000 Ameren Corp 1 .750 03/15/28 2,754,546
12,000,000 Ameren Illinois Co 4 .950 06/01/33 11,354,037
1,925,000 Ameren Illinois Co 5 .900 12/01/52 1,922,184
1,650,000 American Water Capital Corp 3 .000 12/01/26 1,526,221
3,075,000 American Water Capital Corp 2 .800 05/01/30 2,600,805
10,000,000 American Water Capital Corp 2 .300 06/01/31 7,966,909
1,400,000 American Water Capital Corp 4 .000 12/01/46 1,045,996
1,425,000 American Water Capital Corp 3 .750 09/01/47 1,041,477
675,000 American Water Capital Corp 3 .450 05/01/50 459,411
760,000 (e) American Water Capital Corp 3 .250 06/01/51 499,808
2,990,000 Atmos Energy Corp 1 .500 01/15/31 2,270,922
375,000 Atmos Energy Corp 4 .125 10/15/44 293,578
2,050,000 Baltimore Gas and Electric Co 3 .750 08/15/47 1,459,821
4,535,000 (d) Becle SAB de C.V. 2 .500 10/14/31 3,464,740
4,950,000 Berkshire Hathaway Energy Co 3 .250 04/15/28 4,479,758
7,137,000 Berkshire Hathaway Energy Co 1 .650 05/15/31 5,341,419
1,075,000 Black Hills Corp 4 .250 11/30/23 1,071,506
850,000 Black Hills Corp 3 .150 01/15/27 779,307
760,000 Black Hills Corp 3 .875 10/15/49 508,337
1,200,000 CenterPoint Energy Houston Electric LLC 3 .000 03/01/32 993,170
660,000 CenterPoint Energy Resources Corp 6 .250 02/01/37 628,143
1,125,000 CMS Energy Corp 3 .600 11/15/25 1,067,728
2,125,000 (d) Colbun S.A. 3 .150 01/19/32 1,715,191
3,000,000 (d) Comision Federal de Electricidad 3 .348 02/09/31 2,339,334
395,000 Commonwealth Edison Co 5 .900 03/15/36 395,173
9,470,000 Commonwealth Edison Co 3 .000 03/01/50 5,841,296
2,750,000 Commonwealth Edison Co 2 .750 09/01/51 1,559,595
817,000 Consumers Energy Co 2 .650 08/15/52 471,825
8,000,000 Consumers Energy Co 4 .200 09/01/52 6,231,835
6,300,000 Dominion Energy, Inc 3 .300 04/15/41 4,301,310
12,000,000 Dominion Energy, Inc 4 .350 N/A(f) 10,360,943
1,500,000 DTE Electric Co 3 .650 03/01/52 1,051,309
1,875,000 DTE Electric Co 5 .400 04/01/53 1,752,545
14,570,000 Duke Energy Corp 3 .300 06/15/41 9,982,022
3,125,000 Duke Energy Corp 3 .750 09/01/46 2,159,984
3,310,000 Duke Energy Progress LLC 2 .500 08/15/50 1,807,377
2,100,000 Eastern Energy Gas Holdings LLC 2 .500 11/15/24 2,019,534
2,390,000 (d) Empresas Publicas de Medellin ESP 4 .250 07/18/29 1,917,821
2,400,000 (d) EnfraGen Energia Sur S.A. 5 .375 12/30/30 1,678,811
3,500,000 (d) ENN Energy Holdings Ltd 2 .625 09/17/30 2,807,594
1,000,000 Entergy Arkansas LLC 2 .650 06/15/51 557,141
3,700,000 Entergy Corp 0 .900 09/15/25 3,359,333
900,000 (d) Eskom Holdings SOC Ltd 8 .450 08/10/28 853,920
2,525,000 Eversource Energy 1 .650 08/15/30 1,934,213
3,000,000 Eversource Energy 3 .450 01/15/50 1,960,841
1,225,000 Exelon Corp 4 .050 04/15/30 1,102,512
10,450,000 Florida Power & Light Co 4 .800 05/15/33 9,877,820
2,700,000 Florida Power & Light Co 3 .990 03/01/49 2,028,542
UGX 8,000,000,000 (d),(h) ICBC Standard Bank plc 14 .250 06/26/34 1,909,468
1,150,000 Indiana Michigan Power Co 3 .750 07/01/47 804,989
2,865,000 Indiana Michigan Power Co 3 .250 05/01/51 1,809,543
6,000,000 (d) Israel Electric Corp Ltd 4 .250 08/14/28 5,494,640

See Notes to Financial Statements
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
UTILITIES—continued
$ 2,000,000 (d) Kallpa Generacion SA 4 .125% 08/16/27 $ 1,829,580
2,600,000 (d) Korea Southern Power Co Ltd 0 .750 01/27/26 2,318,680
4,175,000 Medtronic Global Holdings S.C.A 4 .250 03/30/28 3,996,173
7,275,000 MidAmerican Energy Co 3 .650 04/15/29 6,646,785
2,175,000 MidAmerican Energy Co 3 .650 08/01/48 1,549,951
8,000,000 (d) NBK SPC Ltd 1 .625 09/15/27 7,092,320
1,650,000 Nevada Power Co 2 .400 05/01/30 1,347,058
4,320,000 NextEra Energy Capital Holdings, Inc 2 .250 06/01/30 3,458,455
15,720,000 NiSource, Inc 1 .700 02/15/31 11,756,130
2,845,000 (d) NRG Energy, Inc 2 .450 12/02/27 2,411,612
1,250,000 NRG Energy, Inc 5 .750 01/15/28 1,171,996
2,000,000 NSTAR Electric Co 3 .200 05/15/27 1,856,818
850,000 NSTAR Electric Co 3 .950 04/01/30 776,082
2,175,000 Ohio Power Co 4 .150 04/01/48 1,631,018
2,175,000 Ohio Power Co 4 .000 06/01/49 1,585,185
150,000 Oncor Electric Delivery Co LLC 7 .250 01/15/33 165,577
2,940,000 PacifiCorp 2 .700 09/15/30 2,399,874
350,000 (d) Pattern Energy Operations LP 4 .500 08/15/28 303,975
1,375,000 PECO Energy Co 3 .000 09/15/49 855,498
1,000,000 PECO Energy Co 2 .800 06/15/50 590,653
1,400,000 (d) Perusahaan Listrik Negara PT 3 .875 07/17/29 1,247,288
2,500,000 (d) Perusahaan Listrik Negara PT 3 .375 02/05/30 2,115,625
135,000 Potomac Electric Power Co 7 .900 12/15/38 154,528
2,050,000 (d) Promigas S.A. ESP 3 .750 10/16/29 1,687,199
8,425,000 Public Service Co of Colorado 1 .875 06/15/31 6,462,371
5,440,000 Public Service Co of Colorado 3 .200 03/01/50 3,411,796
2,825,000 Public Service Electric and Gas Co 4 .900 12/15/32 2,709,150
3,925,000 Public Service Electric and Gas Co 3 .150 01/01/50 2,548,970
5,000,000 Public Service Electric and Gas Co 5 .450 08/01/53 4,763,863
3,000,000 (d) Rumo Luxembourg Sarl 5 .250 01/10/28 2,773,101
1,067,000 (d) Saka Energi Indonesia PT 4 .450 05/05/24 1,046,535
500,000 (d) Sasol Financing USA LLC 8 .750 05/03/29 480,738
4,000,000 Sempra 4 .875 N/A(f) 3,789,945
2,075,000 Southern Co Gas Capital Corp 3 .875 11/15/25 1,997,628
1,250,000 Southern Co Gas Capital Corp 4 .400 06/01/43 947,678
1,175,000 Southern Co Gas Capital Corp 3 .950 10/01/46 820,061
4,900,000 Southwestern Public Service Co 3 .400 08/15/46 3,147,272
550,000 (d) Superior Plus LP 4 .500 03/15/29 477,955
2,815,000 (d) Talen Energy Supply LLC 8 .625 06/01/30 2,885,661
1,700,000 (d) Tengizchevroil Finance Co International Ltd 2 .625 08/15/25 1,532,802
4,000,000 (d) TerraForm Power Operating LLC 4 .750 01/15/30 3,417,600
1,542,850 (d) UEP Penonome II S.A. 6 .500 10/01/38 1,165,280
4,600,000 Union Electric Co 5 .450 03/15/53 4,242,831
1,025,000 Virginia Electric and Power Co 2 .950 11/15/26 949,675
2,850,000 Virginia Electric and Power Co 5 .700 08/15/53 2,674,480
1,000,000 Wisconsin Power & Light Co 4 .100 10/15/44 717,764
5,000,000 Wisconsin Power and Light Co 4 .950 04/01/33 4,695,425
470,000 Xcel Energy, Inc 4 .800 09/15/41 381,979
TOTAL UTILITIES 278,737,718
TOTAL CORPORATE BONDS 3,223,156,981
(Cost $3,755,597,624)
GOVERNMENT BONDS - 44 .2%
AGENCY SECURITIES - 0 .0%
4,500,000 Overseas Private Investment Corp (OPIC) 3 .520 09/20/32 4,157,661
TOTAL AGENCY SECURITIES 4,157,661
FOREIGN GOVERNMENT BONDS - 1 .9%
1,500,000 (d) Abu Dhabi Government International Bond 2 .500 09/30/29 1,308,480
3,125,000 (d) Angolan Government International Bond 8 .750 04/14/32 2,507,381

Core Bond Fund September 30, 2023

See Notes to Financial Statements
Portfolio of Investments
(continued)
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
FOREIGN GOVERNMENT BONDS—continued
INR 140,000,000 Asian Development Bank 6 .200% 10/06/26 $ 1,624,373
$ 1,105,000 (d) Bank Gospodarstwa Krajowego 5 .375 05/22/33 1,041,462
4,465,000 (d) Banque Ouest Africaine de Developpement 4 .700 10/22/31 3,545,210
EUR 2,100,000 (d) Banque Ouest Africaine de Developpement 2 .750 01/22/33 1,562,062
628,900 (d) Barbados Government International Bond 6 .500 10/01/29 580,978
1,037,500 (d) Brazil Minas SPE via State of Minas Gerais 5 .333 02/15/28 1,006,375
1,705,000 Brazilian Government International Bond 6 .000 10/20/33 1,608,475
2,000,000 Brazilian Government International Bond 4 .750 01/14/50 1,381,087
2,759,000 Canal Barge Co, Inc 4 .500 11/12/34 2,611,237
5,950,000 (e) Chile Government International Bond 2 .550 01/27/32 4,804,522
990,000 Chile Government International Bond 3 .100 05/07/41 671,862
CNY 16,600,000 China Government Bond 2 .880 11/05/23 2,274,421
CNY 5,000,000 China Government Bond 3 .270 11/19/30 713,463
CNY 3,300,000 China Government Bond 3 .810 09/14/50 510,832
4,275,000 Colombia Government International Bond 3 .250 04/22/32 3,067,923
1,300,000 Colombia Government International Bond 5 .000 06/15/45 850,652
3,460,000 (d) Costa Rica Government International Bond 5 .625 04/30/43 2,862,181
1,750,000 (d) Development Bank of Japan, Inc 0 .500 03/04/24 1,711,990
1,295,000 (d) Dominican Republic Government International Bond 5 .500 02/22/29 1,183,521
DOP 120,000,000 (d) Dominican Republic Government International Bond 12 .000 03/05/32 2,333,830
2,250,000 (d) Dominican Republic Government International Bond 4 .875 09/23/32 1,824,940
990,000 (d) Dominican Republic International Bond 5 .300 01/21/41 725,401
3,850,000 (d) Dominican Republic International Bond 5 .875 01/30/60 2,750,175
143,196 (d) Ecuador Government International Bond 0 .000 07/31/30 42,377
857,325 (d) Ecuador Government International Bond 5 .000 07/31/30 435,865
956,102 (d) Ecuador Government International Bond 1 .000 07/31/35 353,654
1,150,000 (d) Egypt Government International Bond 7 .600 03/01/29 737,495
EUR 3,000,000 (d) Egypt Government International Bond 5 .625 04/16/30 1,753,661
1,500,000 (d) Egypt Government International Bond 7 .053 01/15/32 859,746
1,050,000 (d) Egypt Government International Bond 8 .500 01/31/47 557,739
1,875,000 (d) Egypt Government International Bond 8 .875 05/29/50 1,012,500
395,000 European Investment Bank 4 .875 02/15/36 396,172
4,400,000 (d) Export-Import Bank of India 3 .875 02/01/28 4,070,352
1,900,000 (d) Export-Import Bank of India 2 .250 01/13/31 1,473,829
2,200,000 Export-Import Bank of Korea 0 .750 09/21/25 2,004,718
3,200,000 Export-Import Bank of Korea 1 .250 09/21/30 2,437,245
950,000 (d) Ghana Government International Bond 8 .125 03/26/32 418,000
1,500,000 (d) Ghana Government International Bond 8 .627 06/16/49 633,750
1,100,000 (d) Guatemala Government Bond 3 .700 10/07/33 842,751
EUR 1,750,000 (d) Hellenic Republic Government International Bond 1 .875 07/23/26 1,761,205
1,350,000 (d) Honduras Government International Bond 6 .250 01/19/27 1,268,619
2,875,000 (d) Hong Kong Government International Bond 4 .625 01/11/33 2,842,674
710,000 (d) Hungary Government International Bond 6 .125 05/22/28 707,380
875,000 (d) Hungary Government International Bond 5 .250 06/16/29 834,514
575,000 (d) Hungary Government International Bond 2 .125 09/22/31 423,275
500,000 Indonesia Government International Bond 3 .550 03/31/32 430,143
IDR 28,000,000,000 Indonesia Treasury Bond 7 .000 09/15/30 1,832,292
IDR 25,500,000,000 Indonesia Treasury Bond 7 .500 08/15/32 1,717,371
1,310,625 (d) Iraq Government International Bond 5 .800 01/15/28 1,210,270
EUR 125,000 (d) Ivory Coast Government International Bond 4 .875 01/30/32 100,207
770,000 (d) Ivory Coast Government International Bond 6 .125 06/15/33 637,175
992,154 (d) Ivory Coast Government International Bond (Step
Bond)
5 .750 12/31/32 883,076
710,000 Jamaica Government International Bond 6 .750 04/28/28 720,420
3,050,000 (e) Jamaica Government International Bond 7 .875 07/28/45 3,354,960
1,500,000 (d) Japan Finance Organization for Municipalities 3 .000 03/12/24 1,481,506
700,000 (d) Jordan Government International Bond 4 .950 07/07/25 676,270
1,000,000 (d) Jordan Government International Bond 7 .500 01/13/29 975,372
2,060,000 (d) Jordan Government International Bond 5 .850 07/07/30 1,826,120
1,375,000 (d) Kenya Government International Bond 7 .000 05/22/27 1,161,875
1,000,000 (d) Kenya Government International Bond 8 .000 05/22/32 774,980
1,490,000 (d) Kenya Government International Bond 6 .300 01/23/34 988,134

See Notes to Financial Statements
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
FOREIGN GOVERNMENT BONDS—continued
$ 2,000,000 (d) Kommunalbanken AS. 1 .125% 06/14/30 $ 1,572,040
3,175,000 (d) Korea Electric Power Corp 1 .125 06/15/25 2,941,938
3,000,000 (d) Korea Hydro & Nuclear Power Co Ltd 1 .250 04/27/26 2,682,478
445,000 (d) Magyar Export-Import Bank Zrt 6 .125 12/04/27 437,435
MYR 7,600,000 Malaysia Government Bond 3 .828 07/05/34 1,580,781
MXN 27,200,000 Mexican Bonos 5 .750 03/05/26 1,399,339
MXN 24,500,000 Mexican Bonos 8 .500 11/18/38 1,238,629
825,000 Mexico Government International Bond 5 .400 02/09/28 812,167
900,000 Mexico Government International Bond 3 .250 04/16/30 765,593
3,424,000 Mexico Government International Bond 6 .050 01/11/40 3,159,863
4,000,000 Mexico Government International Bond 4 .280 08/14/41 2,948,885
2,025,000 Mexico Government International Bond 4 .750 03/08/44 1,550,847
1,710,000 (d) Mongolia Government International Bond 4 .450 07/07/31 1,313,280
1,130,000 (d) Morocco Government International Bond 5 .950 03/08/28 1,113,050
1,760,000 (d) Morocco Government International Bond 3 .000 12/15/32 1,337,600
2,825,000 (d) Morocco Government International Bond 5 .500 12/11/42 2,284,120
525,000 (d) Morocco Government International Bond 4 .000 12/15/50 324,187
2,500,000 (d) Namibia Government International Bond 5 .250 10/29/25 2,352,250
1,000,000 (d) Nigeria Government International Bond 8 .375 03/24/29 855,000
345,000 (d) Nigeria Government International Bond 7 .875 02/16/32 271,118
400,000 (d) Oman Government International Bond 6 .750 10/28/27 406,472
2,090,000 (d) Oman Government International Bond 6 .000 08/01/29 2,047,163
1,500,000 (d) Oman Government International Bond 6 .250 01/25/31 1,479,435
3,125,000 (d) OPEC Fund for International Development 4 .500 01/26/26 3,051,981
2,645,000 Panama Bonos del Tesoro 3 .362 06/30/31 2,192,705
3,225,000 Panama Notas del Tesoro 3 .750 04/17/26 2,932,202
475,000 (d) Paraguay Government International Bond 4 .700 03/27/27 454,414
1,275,000 (d) Paraguay Government International Bond 5 .400 03/30/50 1,004,538
1,435,000 (d) Perusahaan Penerbit SBSN Indonesia III 2 .550 06/09/31 1,167,777
1,200,000 (d) Perusahaan Penerbit SBSN Indonesia III 4 .700 06/06/32 1,132,969
1,315,000 Peruvian Government International Bond 3 .000 01/15/34 1,012,630
1,320,000 Philippine Government International Bond 4 .200 03/29/47 1,018,216
620,000 Province of Quebec Canada 7 .500 09/15/29 701,202
5,000,000 Republic of Italy Government International Bond 4 .000 10/17/49 3,422,187
2,200,000 (d) Republic of Paraguay 6 .100 08/11/44 1,929,792
2,098,000 Republic of Poland Government International Bond 5 .500 04/04/53 1,896,172
ZAR 22,300,000 Republic of South Africa Government International
Bond
7 .000 02/28/31 924,095
ZAR 23,400,000 Republic of South Africa Government International
Bond
8 .750 01/31/44 853,158
2,895,000 Republic of South Africa Government International
Bond
5 .375 07/24/44 1,936,796
UZS 7,990,000,000 (d) Republic of Uzbekistan International Bond 14 .500 11/25/23 652,064
2,150,000 (d) Republic of Uzbekistan International Bond 4 .750 02/20/24 2,122,953
UZS 7,600,000,000 (d) Republic of Uzbekistan International Bond 14 .000 07/19/24 619,405
410,000 (d) Republic of Uzbekistan International Bond 5 .375 02/20/29 366,625
2,000,000 (d) Romanian Government International Bond 3 .000 02/14/31 1,607,160
1,425,000 (d) Romanian Government International Bond 4 .000 02/14/51 906,443
3,825,000 (d) Rwanda International Government Bond 5 .500 08/09/31 2,954,545
2,900,000 (d) Saudi Government International Bond 4 .500 04/17/30 2,761,264
2,810,000 (d) Saudi Government International Bond 3 .750 01/21/55 1,863,395
1,225,000 (d) Serbia International Bond 2 .125 12/01/30 898,040
560,000 (d) Serbia International Bond 6 .500 09/26/33 532,296
RSD 290,000,000 Serbia Treasury Bonds 5 .875 02/08/28 2,690,915
2,000,000 South Africa Government International Bond 5 .875 09/16/25 1,970,000
1,950,000 (d) Southern Gas Corridor CJSC 6 .875 03/24/26 1,938,265
1,110,000 State of Israel 3 .800 05/13/60 738,212
THB 24,600,000 Thailand Government International Bond 2 .875 12/17/28 675,964
THB 24,500,000 Thailand Government International Bond 3 .300 06/17/38 655,897
1,225,000 (d) Ukraine Government International Bond 9 .750 11/01/30 362,906
150,000 Uruguay Government International Bond 4 .375 01/23/31 143,396

Core Bond Fund September 30, 2023

See Notes to Financial Statements
Portfolio of Investments
(continued)
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
FOREIGN GOVERNMENT BONDS—continued
$ 1,200,000 (d) Zambia Government International Bond 8 .500% 04/14/24 $ 657,000
TOTAL FOREIGN GOVERNMENT BONDS 175,321,774
MORTGAGE BACKED - 20 .4%
75,612,094 (a),(d) Citigroup Mortgage Loan Trust 0 .156 02/25/52 574,743
8,473,150 (a),(d) Citigroup Mortgage Loan Trust 0 .250 02/25/52 101,944
860,000 (a),(d) Connecticut Avenue Securities Trust 30 D AVG SOFR + 6.850% 12 .165 06/25/43 900,396
2,935,000 (a),(d) Fannie CAS 30 D AVG SOFR + 3.350% 8 .665 01/25/43 3,047,330
1,886,127 (a) Federal Home Loan Mortgage Corp (FHLMC) 30 D AVG SOFR + 5.806% 0 .492 03/15/44 136,053
7,773,905 FHLMC 3 .500 01/15/47 6,413,290
8,173,515 FHLMC 4 .000 01/15/48 7,375,199
4,260,024 FHLMC 4 .000 03/15/48 3,764,832
3,001,952 (a) FHLMC 30 D AVG SOFR + 9.737% 1 .236 06/15/48 2,558,910
3,188,880 (a) FHLMC 30 D AVG SOFR + 9.657% 1 .156 10/15/48 2,637,181
3,410,998 FHLMC 2 .000 09/25/50 444,805
11,688,321 FHLMC 3 .000 09/25/50 7,284,976
5,984,593 FHLMC 3 .000 10/25/50 3,767,942
21,999,254 FHLMC 2 .500 02/25/51 3,783,720
7,695,728 FHLMC 2 .500 05/25/51 4,250,753
5,602,819 FHLMC 3 .000 09/01/51 4,742,226
23,613,353 FHLMC 3 .000 11/01/51 19,867,653
4,292,163 FHLMC 3 .000 11/01/51 3,597,883
3,371,469 FHLMC 3 .000 11/01/51 2,836,660
2,167,944 FHLMC 3 .000 11/01/51 1,836,774
9,778,960 FHLMC 2 .000 02/01/52 7,518,551
22,875,237 FHLMC 2 .500 02/01/52 18,344,779
25,232,587 FHLMC 2 .500 03/01/52 20,231,943
12,923,726 FHLMC 4 .000 04/01/52 11,518,791
919,275 FHLMC 3 .500 06/01/52 792,958
25,757,254 FHLMC 4 .500 06/01/52 23,660,180
24,523,705 FHLMC 4 .500 07/01/52 22,528,697
2,985,920 FHLMC 4 .000 08/25/52 2,225,845
5,292,455 FHLMC 4 .500 10/25/52 4,370,539
6,404,171 FHLMC 5 .500 11/25/52 6,000,578
5,103,424 FHLMC 3 .500 12/01/52 4,391,357
3,366,041 FHLMC 5 .500 02/25/53 3,079,995
31,258,228 FHLMC 5 .500 08/01/53 30,219,382
205 Federal Home Loan Mortgage Corp Gold (FGLMC) 8 .000 01/01/31 205
6,005 FGLMC 8 .000 09/01/31 6,075
56,663 FGLMC 7 .000 12/01/31 56,978
31,775 FGLMC 4 .500 07/01/33 29,986
225,130 FGLMC 7 .000 12/01/33 231,417
75,810 FGLMC 4 .500 04/01/35 71,575
60,084 FGLMC 7 .000 05/01/35 61,029
1,286,112 FGLMC 5 .000 06/01/36 1,261,535
50,997 FGLMC 5 .000 07/01/39 49,972
1,126,733 FGLMC 5 .000 08/01/44 1,104,138
66,647 FGLMC 4 .500 11/01/44 62,568
104,614 FGLMC 4 .500 11/01/44 98,214
63,584 FGLMC 4 .500 12/01/44 59,695
77,528 FGLMC 4 .500 12/01/44 72,880
531,156 FGLMC 3 .500 04/01/45 468,802
10,635,344 FGLMC 3 .500 08/01/45 9,400,837
11,463,193 FGLMC 3 .500 10/01/45 10,089,316
3,759,928 FGLMC 4 .500 06/01/47 3,536,046
2,831,905 FGLMC 4 .000 09/01/47 2,576,871
3,458,505 FGLMC 3 .500 12/01/47 3,051,458
8,072,419 FGLMC 4 .500 08/01/48 7,572,567
13 Federal National Mortgage Association (FNMA) 8 .000 07/01/24 13
67 FNMA 7 .500 01/01/29 67
602 FNMA 7 .500 03/01/31 617

See Notes to Financial Statements
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
MORTGAGE BACKED—continued
$ 689,512 FNMA 3 .500% 05/01/32 $ 648,043
1,927,571 FNMA 3 .000 10/01/32 1,782,236
464,113 FNMA 5 .000 05/01/35 454,750
362,529 FNMA 5 .000 10/01/35 355,090
187,817 FNMA 5 .000 02/01/36 183,943
268,950 FNMA 5 .500 11/01/38 268,318
150,102 FNMA 5 .500 03/01/39 149,488
2,844,911 FNMA 3 .000 10/01/39 2,470,194
1,335,783 FNMA 3 .000 05/01/40 1,151,069
295,257 FNMA 5 .000 09/01/40 288,671
181,288 FNMA 4 .000 02/01/41 165,991
350,005 FNMA 5 .000 05/01/41 339,887
4,807,006 FNMA 4 .000 09/01/42 4,380,867
629,879 FNMA 3 .500 04/01/43 557,993
538,064 FNMA 3 .500 09/01/43 477,896
2,326,738 (a) FNMA 30 D AVG SOFR + 5.836% 0 .521 09/25/43 186,859
1,697,136 FNMA 4 .500 03/01/44 1,603,209
35,639,498 FNMA 4 .000 05/01/44 32,434,216
485,564 FNMA 4 .500 06/01/44 455,216
2,080,359 FNMA 4 .500 06/01/44 1,950,350
385,383 FNMA 3 .500 07/01/44 341,975
1,187,196 FNMA 4 .500 08/01/44 1,113,005
1,649,639 FNMA 4 .500 10/01/44 1,546,558
1,160,981 FNMA 4 .500 11/01/44 1,088,722
1,052,072 FNMA 5 .000 11/01/44 1,029,499
300,692 FNMA 4 .500 12/01/44 281,899
1,132,833 FNMA 4 .000 01/01/45 1,032,039
1,310,009 FNMA 3 .500 05/01/45 1,156,427
2,610,040 FNMA 3 .500 01/01/46 2,294,050
1,106,550 FNMA 4 .000 04/01/46 1,005,545
1,937,834 FNMA 3 .500 06/01/46 1,706,068
4,178,875 FNMA 3 .500 07/01/46 3,679,079
8,881,906 FNMA 3 .500 07/01/46 7,871,386
1,433,412 FNMA 3 .000 10/01/46 1,191,713
1,217,559 FNMA 3 .500 10/01/46 1,072,748
2,070,844 FNMA 4 .500 05/01/47 1,956,304
669,425 FNMA 3 .000 11/01/47 556,693
4,475,471 FNMA 3 .500 11/01/47 3,956,939
6,066,796 FNMA 3 .500 01/01/48 5,339,463
2,387,911 FNMA 4 .500 01/01/48 2,236,339
950,559 FNMA 4 .500 02/01/48 890,239
5,333,199 FNMA 3 .500 02/25/48 4,306,690
1,171,705 FNMA 4 .500 05/01/48 1,096,623
1,545,330 FNMA 4 .500 05/01/48 1,446,655
1,743,997 FNMA 5 .000 08/01/48 1,673,865
223,979 FNMA 3 .000 06/01/49 182,038
3,026,938 FNMA 4 .500 06/01/49 2,831,238
16,205,256 FNMA 3 .000 07/01/50 13,605,789
6,621,510 FNMA 2 .000 08/25/50 907,508
8,330,305 FNMA 2 .000 10/25/50 5,091,340
18,658,636 FNMA 2 .500 11/25/50 2,630,103
9,238,472 FNMA 3 .000 12/25/50 1,514,428
6,292,901 FNMA 3 .000 02/25/51 954,142
63,345,719 FNMA 2 .000 04/01/51 48,282,740
5,922,929 FNMA 3 .500 08/01/51 5,162,453
4,484,586 FNMA 3 .000 09/01/51 3,759,156
10,248,231 FNMA 2 .500 11/25/51 1,362,568
4,456,253 FNMA 2 .000 01/01/52 3,451,762
12,601,652 FNMA 2 .000 02/01/52 9,688,638
26,650,261 FNMA 2 .500 02/01/52 21,313,041
24,362,996 FNMA 2 .500 02/01/52 19,504,025

Core Bond Fund September 30, 2023

See Notes to Financial Statements
Portfolio of Investments
(continued)
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
MORTGAGE BACKED—continued
$ 1,080,080 FNMA 2 .500% 02/01/52 $ 863,051
10,401,689 FNMA 3 .500 02/01/52 9,057,933
14,626,551 FNMA 2 .000 03/01/52 11,193,284
46,941,119 FNMA 3 .000 04/01/52 39,136,968
17,983,571 FNMA 3 .000 04/01/52 14,942,940
1,979,058 FNMA 3 .500 04/01/52 1,704,565
26,215,665 FNMA 3 .500 05/01/52 22,571,147
3,768,656 FNMA 3 .500 05/01/52 3,245,330
38,190,754 FNMA 4 .000 05/01/52 34,033,413
3,168,961 FNMA 4 .000 05/25/52 2,204,898
24,359,707 FNMA 3 .500 06/01/52 21,026,568
37,564,484 FNMA 3 .500 06/01/52 32,329,785
50,583,837 FNMA 4 .000 06/01/52 45,078,246
12,433,034 FNMA 4 .500 06/01/52 11,422,182
12,132,903 FNMA 3 .500 07/01/52 10,442,530
75,709,872 FNMA 4 .000 07/01/52 67,469,289
78,599,457 FNMA 4 .000 07/01/52 70,011,491
11,408,088 FNMA 4 .500 07/01/52 10,480,912
4,593,688 FNMA 4 .500 07/01/52 4,219,623
50,138,236 FNMA 4 .500 07/01/52 46,054,633
8,322,326 FNMA 4 .500 07/25/52 7,146,860
57,914,748 FNMA 5 .000 08/01/52 54,694,439
4,742,096 FNMA 4 .500 08/25/52 3,702,139
56,669,148 FNMA 4 .000 09/01/52 50,478,203
142,926,405 FNMA 4 .500 09/01/52 131,284,027
40,617,827 FNMA 5 .000 09/01/52 38,356,135
4,270,822 FNMA 4 .000 09/25/52 3,470,339
3,597,306 FNMA 4 .000 09/25/52 2,733,195
74,424,668 FNMA 4 .000 10/01/52 66,301,753
32,941,063 FNMA 4 .500 10/01/52 30,258,646
43,536,961 FNMA 5 .000 10/01/52 41,105,892
3,451,601 FNMA 4 .500 10/25/52 3,021,780
3,937,963 FNMA 4 .500 10/25/52 3,496,304
46,481,923 FNMA 4 .500 11/01/52 42,695,766
6,316,683 FNMA 5 .500 11/25/52 5,798,057
12,265,656 FNMA 5 .500 12/01/52 11,864,800
3,628,889 FNMA 5 .000 01/01/53 3,426,177
14,376,763 FNMA 5 .000 02/01/53 13,573,453
25,359,903 FNMA 5 .500 02/01/53 24,521,919
35,646,598 FNMA 5 .500 06/01/53 34,461,907
23,496 Government National Mortgage Association (GNMA) 6 .500 11/20/38 24,422
201,556 GNMA 5 .000 06/15/39 195,996
6,897,291 GNMA 5 .000 01/20/40 1,475,430
10,598,559 GNMA 2 .500 12/20/43 9,118,713
2,902,615 GNMA 3 .000 03/20/45 2,469,102
832,774 GNMA 4 .500 12/20/45 779,922
1,522,905 GNMA 4 .000 06/20/46 200,662
6,162,222 (a) GNMA SOFR 1 M + 5.986% 0 .661 03/20/50 591,262
12,499,629 GNMA 3 .000 11/20/51 8,127,240
16,788,734 GNMA 3 .000 12/20/51 10,974,460
15,129,645 GNMA 3 .000 01/20/52 10,242,868
5,981,471 GNMA 2 .500 02/20/52 4,711,311
14,101,580 GNMA 3 .000 02/20/52 8,775,808
9,550,071 GNMA 4 .000 04/20/52 7,474,991
5,442,327 GNMA 2 .500 05/20/52 4,449,293
49,815,985 GNMA 3 .000 05/20/52 42,234,059
42,152,586 GNMA 3 .500 07/20/52 36,929,754
5,133,688 GNMA 4 .000 07/20/52 3,782,297
10,420,444 GNMA 4 .000 08/20/52 9,389,778
11,796,549 GNMA 4 .000 09/20/52 10,629,759
8,023,648 GNMA 4 .500 09/20/52 6,734,814

See Notes to Financial Statements
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
MORTGAGE BACKED—continued
$ 5,825,885 GNMA 4 .500% 09/20/52 $ 5,007,204
6,997,337 GNMA 4 .500 09/20/52 6,048,400
4,246,516 GNMA 4 .500 09/20/52 3,444,411
10,363,364 GNMA 5 .000 11/20/52 9,837,668
4,896,630 GNMA 4 .500 02/20/53 4,079,253
4,264,340 GNMA 5 .500 02/20/53 3,829,460
9,418,299 (a) GNMA 30 D AVG SOFR + 23.205% 2 .479 08/20/53 8,871,788
7,207,409 (a) GNMA 30 D AVG SOFR + 25.350% 4 .624 08/20/53 7,275,182
12,719,416 (a) HUD Office of the Secretary (GNMA) 30 D AVG SOFR + 6.950% 1 .636 05/20/53 761,683
24,219,050 (a),(d) JP Morgan Mortgage Trust 0 .128 06/25/51 127,324
42,458,444 (a),(d) JP Morgan Mortgage Trust 0 .112 11/25/51 223,043
42,125,295 (a),(d) JP Morgan Mortgage Trust 0 .121 12/25/51 230,451
84,687,026 (d) JP Morgan Mortgage Trust 0 .224 07/25/52 826,232
5,272,497 (a),(d) OBX 3 .000 01/25/52 4,067,870
914,788 (a),(d) RCKT Mortgage Trust 4 .000 06/25/52 763,518
380,000 (a),(d) Structured Agency Credit Risk Debt Note (STACR) 30 D AVG SOFR + 1.500% 6 .815 10/25/41 375,025
1,180,000 (a),(d) STACR 30 D AVG SOFR + 2.500% 7 .815 01/25/42 1,156,189
12,740,000 (a),(d) STACR 30 D AVG SOFR + 2.400% 7 .715 02/25/42 12,828,887
2,890,000 (a),(d) STACR 30 D AVG SOFR + 4.750% 10 .065 02/25/42 2,933,668
28,454,000 (a),(d) STACR 30 D AVG SOFR + 2.900% 8 .215 04/25/42 29,126,368
4,975,000 (a),(d) STACR 30 D AVG SOFR + 5.650% 8 .647 04/25/42 5,281,320
20,930,000 (a),(d) STACR 30 D AVG SOFR + 3.350% 8 .665 05/25/42 21,739,708
31,450,000 (a),(d) STACR 30 D AVG SOFR + 4.500% 9 .815 06/25/42 33,826,387
14,755,000 (a),(d) STACR 30 D AVG SOFR + 4.000% 9 .315 07/25/42 15,369,460
13,150,000 (a),(d) STACR 30 D AVG SOFR + 3.700% 9 .015 09/25/42 13,806,845
38,782 (a),(d) STACR 3 .784 02/25/48 35,988
98,323 (a),(d) STACR 3 .837 05/25/48 93,568
TOTAL MORTGAGE BACKED 1,916,244,924
MUNICIPAL BONDS - 0 .1%
550,000 City & County of San Francisco CA Community Facilities
District
4 .038 09/01/34 474,232
3,400,000 New Jersey Economic Development Authority 7 .425 02/15/29 3,593,224
4,075,000 New York State Dormitory Authority 4 .294 07/01/44 3,398,867
810,000 Oklahoma City Economic Development Trust 3 .440 09/01/24 793,870
33,000 State Public School Building Authority 5 .000 09/15/27 32,436
TOTAL MUNICIPAL BONDS 8,292,629
U.S. TREASURY SECURITIES - 21 .8%
1,900,000 United States Treasury Bond 4 .750 02/15/37 1,932,953
10,875,000 United States Treasury Bond 3 .500 02/15/39 9,394,556
16,015,000 United States Treasury Bond 3 .875 08/15/40 14,219,568
12,000,000 United States Treasury Bond 3 .125 11/15/41 9,435,469
1,380,000 United States Treasury Bond 2 .500 05/15/46 924,330
10,450,000 United States Treasury Bond 3 .000 05/15/47 7,666,463
1,255,000 United States Treasury Bond 2 .750 08/15/47 876,098
42,835,000 United States Treasury Bond 2 .750 11/15/47 29,870,719
55,445,000 United States Treasury Bond 3 .000 02/15/48 40,565,814
510,000 United States Treasury Bond 3 .125 05/15/48 381,902
45,841,000 United States Treasury Bond 3 .375 11/15/48 35,954,744
22,300,432 (i) United States Treasury Inflation Indexed Bonds 0 .500 04/15/24 21,908,432
21,300,000 United States Treasury Note 2 .500 04/30/24 20,938,066
795,000 United States Treasury Note 2 .500 05/31/24 779,628
75,000,000 United States Treasury Note 4 .250 09/30/24 74,124,023
29,936,000 United States Treasury Note 3 .875 04/30/25 29,326,756
6,085,000 United States Treasury Note 4 .625 06/30/25 6,032,945
3,170,000 United States Treasury Note 4 .750 07/31/25 3,148,949
25,700,000 (e) United States Treasury Note 5 .000 08/31/25 25,647,797
61,202,000 United States Treasury Note 3 .625 05/15/26 59,325,298
8,150,000 United States Treasury Note 0 .875 09/30/26 7,272,602
105,270,000 United States Treasury Note 1 .250 12/31/26 94,298,892
174,665,000 United States Treasury Note 3 .500 04/30/28 166,477,578

Core Bond Fund September 30, 2023

See Notes to Financial Statements
Portfolio of Investments
(continued)
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
U.S. TREASURY SECURITIES—continued
$ 675,000 United States Treasury Note 1 .000% 07/31/28 $ 569,399
60,401,000 United States Treasury Note 4 .375 08/31/28 59,801,709
6,300,000 United States Treasury Note 1 .375 10/31/28 5,374,934
7,290,000 United States Treasury Note 3 .250 06/30/29 6,774,574
14,800,000 United States Treasury Note 4 .000 10/31/29 14,289,516
49,441,000 United States Treasury Note 3 .500 04/30/30 46,271,755
130,221,500 United States Treasury Note 4 .000 07/31/30 125,439,929
40,000,000 United States Treasury Note 4 .125 08/31/30 38,825,000
6,775,000 United States Treasury Note 1 .250 08/15/31 5,295,351
140,015,000 United States Treasury Note 3 .375 05/15/33 126,976,103
117,333,000 United States Treasury Note 3 .875 08/15/33 110,861,352
2,850,000 United States Treasury Note 1 .875 02/15/41 1,838,473
33,830,000 United States Treasury Note 2 .000 11/15/41 21,953,820
370,024,100 United States Treasury Note 2 .375 02/15/42 255,764,706
4,115,000 United States Treasury Note 3 .250 05/15/42 3,279,141
10,000,000 United States Treasury Note 4 .000 11/15/42 8,875,781
213,174,000 United States Treasury Note 3 .875 02/15/43 185,527,997
60,670,000 United States Treasury Note 3 .875 05/15/43 52,744,981
217,477,000 United States Treasury Note 2 .250 02/15/52 133,459,519
86,704,000 United States Treasury Note 3 .625 02/15/53 71,706,917
132,005,000 United States Treasury Note 3 .625 05/15/53 109,296,015
TOTAL U.S. TREASURY SECURITIES 2,045,430,554
TOTAL GOVERNMENT BONDS 4,149,447,542
(Cost $4,654,574,247)
STRUCTURED ASSETS - 17 .4%
ASSET BACKED - 5 .5%
4,000,000 (a),(d) AGL CLO 19 Ltd SOFR 3 M + 2.750% 8 .084 07/21/35 4,008,100
Series - 2022 19A (Class B1)
1,000,000 (a),(d) AGL CLO Ltd. CME Term SOFR 3 Month +
2.600%
7 .852 07/21/36 1,006,834
Series - 2023 25A (Class B)
3,375,000 (a),(d) AIMCO CLO 16 Ltd SOFR 3 M + 1.912% 7 .220 01/17/35 3,330,879
Series - 2021 16A (Class B)
10,000,000 (a),(d) AIMCO CLO Series CME Term SOFR 3 Month +
1.312%
6 .638 04/20/34 9,876,750
Series - 2017 AA (Class AR)
10,000,000 (a),(d) AIMCO CLO Series SOFR 3 M + 1.762% 7 .088 04/20/34 9,755,160
Series - 2017 AA (Class BR)
1,000,000 AmeriCredit Automobile Receivables Trust 2 .130 03/18/26 956,079
Series - 2020 2 (Class D)
17,000,000 AmeriCredit Automobile Receivables Trust 1 .210 12/18/26 15,582,314
Series - 2021 1 (Class D)
2,000,000 (d) AMSR Trust 3 .148 01/19/39 1,811,871
Series - 2019 SFR1 (Class C)
1,865,000 (d) AMSR Trust 3 .247 01/19/39 1,683,717
Series - 2019 SFR1 (Class D)
6,831,976 (d) Apollo aviation securitization 2 .798 01/15/47 5,839,881
Series - 2021 2A (Class A)
4,750,000 (d) Arm Master Trust LLC 6 .562 02/17/25 4,742,791
Series - 2023 T1 (Class A)
55,677 (d) Asset Backed Funding Corp NIM Trust 5 .900 07/26/35 1
Series - 2005 WMC1 (Class N1)
1,181,200 (d) Avis Budget Rental Car Funding AESOP LLC 2 .020 02/20/27 1,077,899
Series - 2020 2A (Class A)
6,800,000 (d) Avis Budget Rental Car Funding AESOP LLC 1 .630 08/20/27 5,958,379
Series - 2021 1A (Class B)
3,100,000 (d) Avis Budget Rental Car Funding AESOP LLC 2 .130 08/20/27 2,699,375
Series - 2021 1A (Class C)
1,000,000 (d) Avis Budget Rental Car Funding AESOP LLC 1 .660 02/20/28 871,179
Series - 2021 2A (Class A)

See Notes to Financial Statements
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
ASSET BACKED—continued
$ 1,500,000 (a),(d) Bonanza RE Ltd U.S. Treasury Bill 3 M + 4.870% 10 .305% 12/23/24 $ 1,339,950
Series - 2020 A (Class A)
781,282 (d) BRE Grand Islander Timeshare Issuer LLC 3 .280 09/26/33 733,937
Series - 2019 A (Class A)
1,486,445 (d) British Airways Pass Through Trust 3 .800 09/20/31 1,366,000
Series - 2018 1 (Class AA)
5,381,994 (d) Capital Automotive REIT 2 .690 02/15/50 5,079,900
Series - 2020 1A (Class A1)
3,834,158 (d) Capital Automotive REIT 1 .440 08/15/51 3,316,680
Series - 2021 1A (Class A1)
8,370,250 (d) Capital Automotive REIT 1 .920 08/15/51 7,180,953
Series - 2021 1A (Class A3)
1,440,000 Carmax Auto Owner Trust 1 .280 07/15/27 1,327,985
Series - 2021 1 (Class D)
5,759,875 (d) Cars Net Lease Mortgage Notes Series 2 .010 12/15/50 4,718,691
Series - 2020 1A (Class A1)
9,862,500 (d) Cars Net Lease Mortgage Notes Series 3 .100 12/15/50 8,006,227
Series - 2020 1A (Class A3)
981,534 Carvana Auto Receivables Trust 1 .270 03/10/28 935,559
Series - 2021 N2 (Class D)
3,418,411 Carvana Auto Receivables Trust 1 .720 09/11/28 3,234,908
Series - 2021 N4 (Class C)
3,340,000 (d) Carvana Auto Receivables Trust 4 .130 12/11/28 3,195,213
Series - 2022 N1 (Class D)
4,150,000 (a),(d) Cayuga Park CLO Ltd SOFR 3 M + 1.912% 1 .000 07/17/34 4,085,032
Series - 2020 1A (Class B1R)
205,667 (a) C-BASS Trust SOFR 1 M + 0.274% 3 .190 07/25/36 194,972
Series - 2006 CB6 (Class A1)
8,817,685 (a),(d) CBRE Realty Finance LIBOR 3 M + 0.300% 5 .200 04/07/52 22,044
Series - 2007 1A (Class A2)
8,769,657 (d) CF Hippolyta LLC 1 .690 07/15/60 7,965,949
Series - 2020 1 (Class A1)
2,629,308 (d) CF Hippolyta LLC 1 .990 07/15/60 2,203,315
Series - 2020 1 (Class A2)
1,798,904 (d) CF Hippolyta LLC 2 .280 07/15/60 1,579,482
Series - 2020 1 (Class B1)
1,358,404 (a),(d) CIFC Funding Ltd SOFR 3 M + 1.482% 6 .808 07/20/30 1,359,352
Series - 2017 3A (Class A1)
5,855,000 (a),(d) CIFC Funding Ltd LIBOR 3 M + 1.862% 7 .188 10/20/34 5,750,248
Series - 2020 2A (Class BR)
3,000,000 (a),(d) CIFC Funding Ltd SOFR 3 M + 3.000% 8 .346 10/22/35 3,028,383
Series - 2022 7A (Class B1)
5,625,000 (a),(d) CIFC Funding Ltd CME Term SOFR 3 Month +
1.912%
7 .220 07/15/36 5,549,642
Series - 2020 1A (Class BR)
5,814 CIT Group Home Equity Loan Trust (Step Bond) 6 .200 02/25/30 5,723
Series - 2002 1 (Class AF6)
11,450,000 (d) Cologix Data Centers US Issuer LLC 3 .300 12/26/51 10,080,272
Series - 2021 1A (Class A2)
4,250,000 (a) COMM Mortgage Trust 3 .926 03/10/48 3,882,886
Series - 2015 CR22 (Class B)
1,080,000 (d) DB Master Finance LLC 4 .352 05/20/49 975,687
Series - 2019 1A (Class A23)
16,702,500 (d) DB Master Finance LLC 2 .045 11/20/51 14,620,951
Series - 2021 1A (Class A2I)
13,165,500 (d) DB Master Finance LLC 2 .493 11/20/51 10,983,608
Series - 2021 1A (Class A2II)
604,703 (d) Diamond Resorts Owner Trust 2 .890 02/20/32 604,324
Series - 2019 1A (Class A)
1,774,363 (d) Diamond Resorts Owner Trust 2 .050 11/21/33 1,633,664
Series - 2021 1A (Class B)

Core Bond Fund September 30, 2023

See Notes to Financial Statements
Portfolio of Investments
(continued)
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
ASSET BACKED—continued
$ 2,517,750 (d) Domino's Pizza Master Issuer LLC 4 .474% 10/25/45 $ 2,415,406
Series - 2015 1A (Class A2II)
2,286,000 (d) Domino's Pizza Master Issuer LLC 4 .116 07/25/48 2,168,847
Series - 2018 1A (Class A2I)
13,636,125 (d) Domino's Pizza Master Issuer LLC 2 .662 04/25/51 11,495,758
Series - 2021 1A (Class A2I)
3,800,000 (a),(d) Dryden 49 Senior Loan Fund SOFR 3 M + 1.862% 7 .172 07/18/30 3,785,989
Series - 2017 49A (Class BR)
11,800,000 (d) DT Auto Owner Trust 1 .160 11/16/26 11,061,511
Series - 2021 1A (Class D)
937,762 (a),(d) Ellington Loan Acquisition Trust SOFR 1 M + 1.214% 6 .534 05/25/37 923,154
Series - 2007 2 (Class A2C)
18,540,000 (d) Flexential Issuer, LLC 3 .250 11/27/51 16,233,956
Series - 2021 1A (Class A2)
12,653,626 (d) FNA VI LLC 1 .350 01/10/32 11,536,542
Series - 2021 1A (Class A)
17,432,104 (a),(d) Gracie Point International Funding 30 D AVG SOFR + 2.750% 8 .066 07/01/24 17,515,066
Series - 2022 2A (Class A)
4,000,000 (a),(d) Gracie Point International Funding 30 D AVG SOFR + 3.350% 8 .666 07/01/24 4,029,262
Series - 2022 2A (Class B)
5,251,540 (a),(d) GRACIE POINT INTERNATIONAL FUNDING 30 D AVG SOFR + 2.250% 7 .562 04/01/24 5,268,439
Series - 2022 1A (Class A)
1,945,000 (d) Hardee's Funding LLC 3 .981 12/20/50 1,636,395
Series - 2020 1A (Class A2)
614,728 (d) HERO Funding Trust 3 .190 09/20/48 514,475
Series - 2017 3A (Class A1)
222,158 (d) HERO Funding Trust 3 .280 09/20/48 187,115
Series - 2017 2A (Class A1)
799,146 (d) HERO Funding Trust 3 .950 09/20/48 688,734
Series - 2017 3A (Class A2)
444,315 (d) HERO Funding Trust 4 .070 09/20/48 384,920
Series - 2017 2A (Class A2)
11,850,000 (d) Hertz Vehicle Financing LLC 1 .560 12/26/25 11,227,760
Series - 2021 1A (Class B)
4,700,000 (d) Hertz Vehicle Financing LLC 4 .120 09/25/26 4,484,331
Series - 2022 4A (Class B)
3,700,000 (d) Hertz Vehicle Financing LLC 4 .610 09/25/26 3,521,371
Series - 2022 4A (Class C)
304,141 (d) Hilton Grand Vacations Trust 2 .660 12/26/28 302,975
Series - 2017 AA (Class A)
228,106 (d) Hilton Grand Vacations Trust 2 .960 12/26/28 227,015
Series - 2017 AA (Class B)
635,799 (d) Hilton Grand Vacations Trust 2 .340 07/25/33 595,819
Series - 2019 AA (Class A)
68,118 (a) Home Equity Asset Trust SOFR 1 M + 1.614% 3 .986 06/25/33 65,802
Series - 2003 1 (Class M1)
3,338,620 (d) Horizon Aircraft Finance II Ltd 3 .721 07/15/39 2,871,286
Series - 2019 1 (Class A)
4,195,608 (d) Horizon Aircraft Finance III Ltd 3 .425 11/15/39 3,298,990
Series - 2019 2 (Class A)
3,450,000 (d) Hpefs Equipment Trust 4 .430 09/20/29 3,337,442
Series - 2022 2A (Class C)
3,750,000 (d),(h) Industrial DPR Funding Ltd 5 .380 04/15/34 3,100,875
Series - 2022 1A (Class 1)
799,963 (a),(d) Invitation Homes Trust SOFR 1 M + 1.364% 6 .697 01/17/38 796,965
Series - 2018 SFR4 (Class B)
5,250,000 (a),(d) La Vie Re Ltd SOFR 3 Month + 3.112% 8 .420 10/06/23 5,092,500
Series - 2020 A (Class A)
7,750,000 (a),(d) Madison Park Funding LIX Ltd SOFR 3 Month + 2.362% 7 .672 01/18/34 7,689,410
Series - 2021 59A (Class C)

See Notes to Financial Statements
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
ASSET BACKED—continued
$ 3,500,000 (a),(d) Madison Park Funding LV Ltd SOFR 3 M + 2.900% 8 .210% 07/18/35 $ 3,519,138
Series - 2022 55A (Class B1)
4,000,000 (a),(d) Magnetite XIX Ltd CME Term SOFR 3 Month +
1.812%
7 .120 04/17/34 3,961,148
Series - 2017 19A (Class B1R)
530,000 (a),(d) Magnetite XVIII Ltd SOFR 3 M + 1.762% 7 .126 11/15/28 526,364
Series - 2016 18A (Class BR)
1,556,375 (d) MAPS Trust 2 .521 06/15/46 1,342,109
Series - 2021 1A (Class A)
2,700,000 (a),(d) Massachusetts St SOFR 3 M + 1.912% 7 .220 01/15/35 2,667,651
Series - 2021 3A (Class B)
5,250,000 (a),(d) MSCG Trust 3 .577 06/07/35 4,591,404
Series - 2015 ALDR (Class C)
1,750,000 (a),(d) MSCG Trust 3 .577 06/07/35 1,485,938
Series - 2015 ALDR (Class D)
1,012,754 (d) MVW LLC 1 .830 05/20/39 909,481
Series - 2021 2A (Class B)
2,060,917 (d) MVW LLC 1 .440 01/22/41 1,857,422
Series - 2021 1WA (Class B)
1,298,378 (d) MVW LLC 1 .940 01/22/41 1,170,062
Series - 2021 1WA (Class C)
575,504 (d) MVW Owner Trust 2 .750 12/20/34 561,661
Series - 2017 1A (Class B)
1,099,664 (d) MVW Owner Trust 3 .000 11/20/36 1,042,132
Series - 2019 1A (Class B)
1,480,962 (d) Navient Private Education Refi Loan Trust 1 .310 01/15/69 1,340,514
Series - 2020 HA (Class A)
1,190,237 (d) Navient Student Loan Trust 3 .390 12/15/59 1,125,261
Series - 2019 BA (Class A2A)
16,000,000 (a),(d) Neuberger Berman Loan Advisers CLO 31 Ltd SOFR 3 M + 1.812% 7 .138 04/20/31 15,864,384
Series - 2019 31A (Class BR)
6,750,000 (a),(d) Neuberger Berman Loan Advisers Clo 40 Ltd SOFR 3 Month + 1.662% 6 .970 04/16/33 6,663,337
Series - 2021 40A (Class B)
5,382,672 (d) Oak Street Investment Grade Net Lease Fund Series 1 .480 01/20/51 4,673,547
Series - 2021 1A (Class A1)
4,842,981 (d) Oak Street Investment Grade Net Lease Fund Series 2 .380 11/20/51 4,173,107
Series - 2021 2A (Class A1)
5,450,000 (a),(d) OHA Credit Funding 10 Ltd SOFR 3 M + 1.912% 7 .222 01/18/36 5,399,855
Series - 2021 10A (Class B)
311,070 (d) OneMain Financial Issuance Trust 3 .840 05/14/32 310,487
Series - 2020 1A (Class A)
10,000,000 (d) OneMain Financial Issuance Trust 1 .750 09/14/35 8,972,192
Series - 2020 2A (Class A)
4,695,653 (d) Oportun Funding XIV LLC 1 .210 03/08/28 4,513,176
Series - 2021 A (Class A)
3,515,000 (d) Oportun Issuance Trust 1 .960 05/08/31 3,195,510
Series - 2021 B (Class B)
311,931 (d) Orange Lake Timeshare Trust 3 .100 11/08/30 299,959
Series - 2018 A (Class A)
2,500,000 (d) PFS Financing Corp 1 .000 10/15/25 2,494,847
Series - 2020 E (Class A)
3,688,000 (d) PFS Financing Corp 0 .970 02/15/26 3,620,223
Series - 2020 G (Class A)
3,000,000 (d) PFS Financing Corp 0 .710 04/15/26 2,913,151
Series - 2021 A (Class A)
6,750,000 (d) PFS Financing Corp 0 .960 04/15/26 6,547,912
Series - 2021 A (Class B)
2,300,000 (a),(d) PNMSR 2018-GT1 A Mtge LIBOR 1 M + 2.650% 8 .084 08/25/25 2,302,152
Series - 2018 GT2 (Class A)
1,500,000 (d) Progress Residential Trust 2 .711 11/17/40 1,222,077
Series - 2021 SFR9 (Class D)

Core Bond Fund September 30, 2023

See Notes to Financial Statements
Portfolio of Investments
(continued)
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
ASSET BACKED—continued
$ 172,920 (d) Purchasing Power Funding LLC 1 .570% 10/15/25 $ 172,317
Series - 2021 A (Class A)
2,000,000 (d) Regional Management Issuance Trust 7 .100 11/17/32 1,998,433
Series - 2022 2B (Class A)
3,130,621 (d) Renew 3 .950 09/20/53 2,781,804
Series - 2018 1 (Class A)
3,706,864 Santander Drive Auto Receivables Trust 2 .220 09/15/26 3,652,628
Series - 2020 2 (Class D)
11,569,250 (d) SERVPRO Master Issuer LLC 3 .882 10/25/49 10,563,338
Series - 2019 1A (Class A2)
3,274,625 (d) SERVPRO Master Issuer LLC 2 .394 04/25/51 2,703,075
Series - 2021 1A (Class A2)
1,544,268 (d) Settlement Fee Finance LLC 3 .840 11/01/49 1,513,215
Series - 2019 1A (Class A)
543,237 (d) Sierra Timeshare Receivables Funding LLC 3 .200 01/20/36 532,977
Series - 2019 1A (Class A)
1,177,411 (d) Sierra Timeshare Receivables Funding LLC 0 .990 11/20/37 1,099,267
Series - 2021 1A (Class A)
1,276,631 (d) Sierra Timeshare Receivables Funding LLC 1 .340 11/20/37 1,190,544
Series - 2021 1A (Class B)
707,770 (d) Sierra Timeshare Receivables Funding LLC 1 .790 11/20/37 657,171
Series - 2021 1A (Class C)
1,237,783 (d) SMB Private Education Loan Trust 2 .430 02/17/32 1,198,788
Series - 2016 B (Class A2A)
997,993 (d) SMB Private Education Loan Trust 2 .880 09/15/34 959,146
Series - 2017 A (Class A2A)
997,479 (d) SMB Private Education Loan Trust 2 .820 10/15/35 952,398
Series - 2017 B (Class A2A)
44,610 (d) SoFi Professional Loan Program LLC 2 .740 05/25/40 44,486
Series - 2017 B (Class A2FX)
50,354 (d) SoFi Professional Loan Program LLC 2 .630 07/25/40 50,003
Series - 2017 C (Class A2B)
1,007,273 (d) SoFi Professional Loan Program LLC 2 .840 01/25/41 969,220
Series - 2017 F (Class A2FX)
780,588 (d) SoFi Professional Loan Program LLC 3 .690 06/15/48 746,100
Series - 2019 A (Class A2FX)
707,970 (d) SolarCity LMC 4 .800 11/20/38 664,621
Series - 2013 1 (Class A)
13,490,800 (d) Sonic Capital LLC 3 .845 01/20/50 12,207,366
Series - 2020 1A (Class A2I)
3,530,362 (d) SpringCastle America Funding LLC 1 .970 09/25/37 3,203,605
Series - 2020 AA (Class A)
3,950,000 (d) Stack Infrastructure Issuer LLC 1 .893 08/25/45 3,585,571
Series - 2020 1A (Class A2)
149,899 (a) Structured Asset Investment Loan Trust SOFR 1 M + 1.014% 6 .334 09/25/34 144,150
Series - 2004 8 (Class M1)
1,781,250 (d) Taco Bell Funding LLC 4 .970 05/25/46 1,716,719
Series - 2016 1A (Class A23)
14,987,055 (d) Taco Bell Funding LLC 1 .946 08/25/51 12,958,827
Series - 2021 1A (Class A2I)
9,667,800 (d) Taco Bell Funding LLC 2 .294 08/25/51 7,897,026
Series - 2021 1A (Class A2II)
5,250,000 (a),(d) TICP CLO VIII Ltd SOFR 3 M + 1.962% 7 .288 10/20/34 5,166,861
Series - 2017 8A (Class A2R)
650,000 (d) Tricon American Homes Trust 2 .049 07/17/38 579,861
Series - 2020 SFR1 (Class B)
3,800,000 (a),(d) Ursa Re II Ltd U.S. Treasury Bill 3 M + 3.940% 9 .401 12/07/23 3,786,700
Series - 2020 A (Class AA)
5,574,399 (d) Vine 2 .790 11/15/50 4,882,222
Series - 2020 1A (Class A)

See Notes to Financial Statements
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
ASSET BACKED—continued
$ 9,931,400 (d) Wendy's Funding LLC 2 .370% 06/15/51 $ 8,154,245
Series - 2021 1A (Class A2I)
TOTAL ASSET BACKED 516,619,741
OTHER MORTGAGE BACKED - 11 .9%
1,318,084 (a),(d) ACRE Commercial Mortgage Ltd SOFR 1 M + 0.944% 6 .275 12/18/37 1,309,608
Series - 2021 FL4 (Class A)
78,162 (a),(d) Agate Bay Mortgage Trust 3 .500 09/25/45 67,655
Series - 2015 6 (Class A9)
4,335,000 (a),(d) Angel Oak Mortgage Trust 2 .837 11/25/66 2,712,784
Series - 2021 8 (Class A3)
1,870,000 (d) BAMLL Commercial Mortgage Securities Trust 3 .490 04/14/33 1,717,745
Series - 2015 200P (Class B)
2,486,000 Banc of America Commercial Mortgage Trust 3 .705 09/15/48 2,353,396
Series - 2015 UBS7 (Class A4)
1,910,000 (a) Banc of America Commercial Mortgage Trust 4 .488 09/15/48 1,670,909
Series - 2015 UBS7 (Class B)
3,955,277 Banc of America Commercial Mortgage Trust 3 .366 02/15/50 3,777,551
Series - 2017 BNK3 (Class ASB)
5,055,000 BANK 3 .731 11/15/50 4,410,002
Series - 2017 BNK8 (Class AS)
3,000,000 (a) BANK 4 .087 11/15/50 2,439,202
Series - 2017 BNK8 (Class B)
1,000,000 (a) BANK 4 .231 11/15/50 622,380
Series - 2017 BNK8 (Class C)
3,750,000 (d) BANK 2 .500 10/17/52 1,871,512
Series - 2019 BN21 (Class D)
1,000,000 BANK 3 .093 10/17/52 811,759
Series - 2019 BN21 (Class AS)
2,500,000 BANK 3 .203 12/15/52 2,050,409
Series - 2019 BN23 (Class AS)
1,637,000 BANK 3 .455 12/15/52 1,254,480
Series - 2019 BN23 (Class B)
4,621,000 BANK 1 .925 12/15/53 3,494,086
Series - 2020 BN30 (Class A4)
50,000 BANK 2 .036 02/15/54 38,513
Series - 2021 BN31 (Class A4)
8,864,000 (a) BANK 2 .928 02/15/55 7,138,705
Series - 2022 BNK39 (Class A4)
4,000,000 (a) BANK 6 .260 04/15/56 4,013,972
Series - 2023 5YR1 (Class A3)
5,341,498 BANK 3 .289 07/15/60 5,111,991
Series - 2017 BNK6 (Class ASB)
2,550,000 (a) BANK 3 .283 11/15/62 2,119,860
Series - 2019 BN24 (Class AS)
11,716,000 BANK 2 .438 06/15/63 8,988,493
Series - 2021 BN34 (Class A5)
3,330,000 (a) BANK 3 .916 04/15/65 2,866,049
Series - 2022 BNK41 (Class A4)
5,013,762 (a),(d) Bayview MSR Opportunity Master Fund Trust 3 .000 10/25/51 3,868,250
Series - 2021 6 (Class A19)
7,373,783 (a),(d) Bayview MSR Opportunity Master Fund Trust 3 .000 02/25/52 5,689,068
Series - 2022 5 (Class A19)
1,250,000 (a),(d) BBCMS Mortgage Trust 4 .409 08/05/38 815,833
Series - 2018 CHRS (Class E)
4,400,000 (a) BBCMS Mortgage Trust 6 .383 07/15/56 4,387,321
Series - 2023 C20 (Class A2)
1,500,000 (d) BBCMS Trust 4 .798 08/10/35 1,232,947
Series - 2015 SRCH (Class C)
4,000,000 Benchmark 2019-B15 Mortgage Trust 0 .000 3,304,658

Core Bond Fund September 30, 2023

See Notes to Financial Statements
Portfolio of Investments
(continued)
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
OTHER MORTGAGE BACKED—continued
$ 2,575,000 (a),(d) Benchmark Mortgage Trust 2 .791% 09/15/48 $ 1,974,979
Series - 2020 IG2 (Class AM)
2,500,000 (a),(d) Benchmark Mortgage Trust 3 .233 09/15/48 1,898,694
Series - 2020 IG3 (Class AS)
2,500,000 (a),(d) Benchmark Mortgage Trust 3 .654 09/15/48 2,144,200
Series - 2020 IG3 (Class BXA)
6,200,000 (a) Benchmark Mortgage Trust 3 .666 01/15/51 5,624,297
Series - 2018 B1 (Class A5)
1,380,000 Benchmark Mortgage Trust 4 .016 03/15/52 1,234,371
Series - 2019 B9 (Class A5)
1,250,000 (a) Benchmark Mortgage Trust 4 .971 03/15/52 854,951
Series - 2019 B9 (Class C)
2,500,000 Benchmark Mortgage Trust 3 .542 05/15/52 2,165,859
Series - 2019 B11 (Class A5)
1,200,000 (a) Benchmark Mortgage Trust 4 .510 05/15/53 1,120,335
Series - 2018 B7 (Class A4)
24,906,000 Benchmark Mortgage Trust 2 .584 03/15/54 19,415,114
Series - 2021 B24 (Class A5)
6,000,000 Benchmark Mortgage Trust 2 .224 08/15/54 4,600,072
Series - 2021 B28 (Class A5)
5,250,000 (a) Benchmark Mortgage Trust 2 .244 08/15/54 3,557,151
Series - 2021 B28 (Class B)
900,000 Benchmark Mortgage Trust 2 .429 08/15/54 664,072
Series - 2021 B28 (Class AS)
3,000,000 Benchmark Mortgage Trust 5 .626 04/15/56 2,915,355
Series - 2023 B38 (Class A2)
14,500,000 Benchmark Mortgage Trust 5 .750 07/15/56 14,477,139
Series - 2023 B39 (Class A5)
1,680,000 (d) Benchmark Mortgage Trust 2 .500 12/15/62 835,415
Series - 2019 B14 (Class D)
4,740,000 Benchmark Mortgage Trust 3 .049 12/15/62 4,014,121
Series - 2019 B14 (Class A5)
15,830,000 BENCHMARK Mortgage Trust 2 .390 07/15/54 11,965,606
Series - 2021 B27 (Class A5)
1,472,819 (a),(d) BX TRUST SOFR 1 M + 2.949% 8 .281 08/15/39 1,474,593
Series - 2022 PSB (Class B)
4,500,000 (a),(d) BXP Trust 2 .868 01/15/44 2,634,347
Series - 2021 601L (Class D)
6,500,000 (a) CD Mortgage Trust 3 .879 11/10/49 5,224,916
Series - 2016 CD2 (Class B)
3,030,000 (a) CD Mortgage Trust 4 .111 11/10/49 2,268,324
Series - 2016 CD2 (Class C)
6,088,983 CD Mortgage Trust 3 .453 02/10/50 5,784,392
Series - 2017 CD3 (Class AAB)
5,555,000 CD Mortgage Trust 3 .833 02/10/50 4,271,263
Series - 2017 CD3 (Class AS)
6,635,000 (a) CD Mortgage Trust 3 .984 02/10/50 4,090,202
Series - 2017 CD3 (Class B)
3,630,000 (a) CD Mortgage Trust 4 .696 02/10/50 1,980,133
Series - 2017 CD3 (Class C)
5,000,000 (a) CD Mortgage Trust 3 .684 08/15/50 4,466,887
Series - 2017 CD5 (Class AS)
1,000,000 CD Mortgage Trust 3 .456 11/13/50 901,708
Series - 2017 CD6 (Class A5)
3,600,000 CD Mortgage Trust 2 .812 08/15/57 3,211,854
Series - 2019 CD8 (Class ASB)
48,845 (a),(d) CF Mortgage Trust 2 .840 04/15/25 46,331
Series - 2020 P1 (Class A1)
1,750,000 (a),(d) CF Mortgage Trust 3 .603 04/15/52 1,555,140
Series - 2020 P1 (Class A2)

See Notes to Financial Statements
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
OTHER MORTGAGE BACKED—continued
$ 1,175,400 CGMS Commercial Mortgage Trust 3 .458% 08/15/50 $ 1,064,572
Series - 2017 B1 (Class A4)
63,930 (a) CHL Mortgage Pass-Through Trust 3 .856 02/20/35 63,453
Series - 2004 HYB9 (Class 1A1)
1,750,000 (a),(d) Citigroup Commercial Mortgage Trust 3 .635 05/10/35 1,597,053
Series - 2013 375P (Class B)
2,000,000 (d) Citigroup Commercial Mortgage Trust 3 .896 05/10/36 1,990,042
Series - 2019 PRM (Class C)
1,000,000 (a),(d) Citigroup Commercial Mortgage Trust 4 .626 07/10/47 859,274
Series - 2014 GC23 (Class D)
3,023,000 Citigroup Commercial Mortgage Trust 4 .017 10/10/47 2,899,509
Series - 2014 GC25 (Class AS)
500,000 (a) Citigroup Commercial Mortgage Trust 3 .758 04/10/48 465,189
Series - 2015 GC29 (Class B)
2,000,000 (a) Citigroup Commercial Mortgage Trust 4 .276 04/10/48 1,821,026
Series - 2015 GC29 (Class C)
6,000,000 (a),(d) COMM Mortgage Trust 3 .712 10/10/29 5,269,732
Series - 2017 PANW (Class C)
131,100 (d) COMM Mortgage Trust 3 .178 02/10/35 123,365
Series - 2015 3BP (Class A)
227,620 COMM Mortgage Trust 2 .853 10/15/45 208,216
Series - 2012 CR4 (Class A3)
6,500,000 (a) COMM Mortgage Trust 4 .585 02/10/47 5,771,123
Series - 2014 CR14 (Class B)
1,235,000 COMM Mortgage Trust 4 .199 03/10/47 1,220,981
Series - 2014 UBS2 (Class AM)
2,537,089 COMM Mortgage Trust 4 .701 03/10/47 2,485,250
Series - 2014 UBS2 (Class B)
2,798,577 (a) COMM Mortgage Trust 4 .947 03/10/47 2,677,823
Series - 2014 UBS2 (Class C)
1,200,000 (a) COMM Mortgage Trust 5 .170 04/10/47 1,123,066
Series - 2014 LC15 (Class C)
750,000 COMM Mortgage Trust 4 .174 05/10/47 719,799
Series - 2014 CR17 (Class AM)
2,500,000 COMM Mortgage Trust 4 .377 05/10/47 2,276,440
Series - 2014 CR17 (Class B)
3,225,000 COMM Mortgage Trust 3 .819 06/10/47 3,162,952
Series - 2014 UBS3 (Class A4)
5,150,000 (a),(d) COMM Mortgage Trust 4 .767 06/10/47 3,425,426
Series - 2014 UBS3 (Class D)
3,896,000 (a) COMM Mortgage Trust 4 .893 06/10/47 3,339,678
Series - 2014 UBS3 (Class C)
6,400,000 COMM Mortgage Trust 3 .917 10/10/47 6,231,474
Series - 2014 LC17 (Class A5)
500,977 COMM Mortgage Trust 3 .040 02/10/48 492,490
Series - 2015 LC19 (Class ASB)
2,498,000 (a) COMM Mortgage Trust 3 .829 02/10/48 2,279,481
Series - 2015 LC19 (Class B)
2,497,000 (d) COMM Mortgage Trust 3 .000 03/10/48 1,818,545
Series - 2015 CR22 (Class E)
575,000 (a) COMM Mortgage Trust 3 .603 03/10/48 543,400
Series - 2015 CR22 (Class AM)
2,000,000 (a),(d) COMM Mortgage Trust 4 .203 03/10/48 1,576,875
Series - 2015 CR22 (Class D)
1,000,000 (a) COMM Mortgage Trust 4 .203 03/10/48 883,230
Series - 2015 CR22 (Class C)
2,000,000 COMM Mortgage Trust 3 .801 05/10/48 1,888,938
Series - 2015 CR23 (Class AM)
3,936,016 (a) COMM Mortgage Trust 4 .183 05/10/48 3,669,649
Series - 2015 CR23 (Class B)

Core Bond Fund September 30, 2023

See Notes to Financial Statements
Portfolio of Investments
(continued)
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
OTHER MORTGAGE BACKED—continued
$ 2,500,000 (a) COMM Mortgage Trust 4 .443% 05/10/48 $ 1,985,496
Series - 2015 CR23 (Class D)
2,500,000 (a) COMM Mortgage Trust 4 .443 05/10/48 2,189,290
Series - 2015 CR23 (Class C)
1,664,719 COMM Mortgage Trust 3 .432 08/10/48 1,590,317
Series - 2015 CR24 (Class A4)
1,500,000 (a) COMM Mortgage Trust 3 .463 08/10/48 1,195,040
Series - 2015 CR24 (Class D)
3,640,000 (a) COMM Mortgage Trust 4 .028 08/10/48 3,427,511
Series - 2015 CR24 (Class AM)
2,000,000 (a) COMM Mortgage Trust 4 .491 08/10/48 1,748,011
Series - 2015 CR24 (Class C)
1,000,000 (a) COMM Mortgage Trust 4 .491 08/10/48 918,476
Series - 2015 CR24 (Class B)
2,250,000 (a) COMM Mortgage Trust 4 .667 08/10/48 2,097,395
Series - 2015 CR25 (Class B)
2,600,000 COMM Mortgage Trust 3 .630 10/10/48 2,467,753
Series - 2015 CR26 (Class A4)
1,000,000 COMM Mortgage Trust 3 .984 10/10/48 940,809
Series - 2015 CR27 (Class AM)
1,627,000 (a) COMM Mortgage Trust 4 .614 10/10/48 1,482,572
Series - 2015 CR26 (Class B)
3,731,000 (a) COMM Mortgage Trust 4 .614 10/10/48 3,297,016
Series - 2015 CR26 (Class C)
7,724,000 (a) COMM Mortgage Trust 4 .697 10/10/48 6,911,522
Series - 2015 LC23 (Class C)
1,080,000 COMM Mortgage Trust 3 .762 02/10/49 1,016,698
Series - 2016 CR28 (Class A4)
5,000,000 (a) COMM Mortgage Trust 4 .759 02/10/49 4,542,045
Series - 2016 CR28 (Class B)
1,250,000 COMM Mortgage Trust 3 .263 08/15/57 1,027,845
Series - 2019 GC44 (Class AM)
2,969,412 (a) COMM MORTGAGE TRUST 4 .493 05/10/51 2,550,277
Series - 2018 COR3 (Class AM)
5,725,000 (a),(d) Connecticut Avenue Securities Trust 30 D AVG SOFR + 1.900% 7 .215 12/25/41 5,627,815
Series - 2022 R01 (Class 1M2)
4,130,000 (a),(d) Connecticut Avenue Securities Trust 30 D AVG SOFR + 4.500% 9 .815 01/25/42 4,234,946
Series - 2022 R02 (Class 2B1)
2,252,600 (a),(d) Connecticut Avenue Securities Trust 30 D AVG SOFR + 6.250% 6 .349 03/25/42 2,481,574
Series - 2022 R03 (Class 1B1)
13,155,000 (a),(d) Connecticut Avenue Securities Trust 30 D AVG SOFR + 3.100% 8 .415 03/25/42 13,371,700
Series - 2022 R04 (Class 1M2)
20,350,000 (a),(d) Connecticut Avenue Securities Trust 30 D AVG SOFR + 3.500% 8 .815 03/25/42 20,952,893
Series - 2022 R03 (Class 1M2)
4,779,000 (a),(d) Connecticut Avenue Securities Trust 30 D AVG SOFR + 3.000% 8 .315 04/25/42 4,854,134
Series - 2022 R05 (Class 2M2)
31,740,000 (a),(d) Connecticut Avenue Securities Trust 30 D AVG SOFR + 3.850% 9 .165 05/25/42 32,981,174
Series - 2022 R06 (Class 1M2)
19,660,000 (a),(d) Connecticut Avenue Securities Trust 30 D AVG SOFR + 4.650% 9 .965 06/25/42 20,970,610
Series - 2022 R07 (Class 1M2)
7,825,000 (a),(d) Connecticut Avenue Securities Trust SOFR + 3.600% 8 .915 07/25/42 8,068,246
Series - 2022 R08 (Class 1M2)
9,630,000 (a),(d) Connecticut Avenue Securities Trust 30 D AVG SOFR + 4.750% 10 .065 09/25/42 10,402,120
Series - 2022 R09 (Class 2M2)
720,000 (a),(d) Connecticut Avenue Securities Trust 30 D AVG SOFR + 6.750% 12 .065 09/25/42 790,176
Series - 2022 R09 (Class 2B1)
15,035,000 (a),(d) Connecticut Avenue Securities Trust 30 D AVG SOFR + 3.750% 9 .065 12/25/42 15,806,467
Series - 2023 R01 (Class 1M2)
3,395,000 (a),(d) Connecticut Avenue Securities Trust 30 D AVG SOFR + 3.100% 8 .415 06/25/43 3,486,742
Series - 2023 R05 (Class 1M2)

See Notes to Financial Statements
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
OTHER MORTGAGE BACKED—continued
$ 4,015,000 (a),(d) Connecticut Avenue Securities Trust 30 D AVG SOFR + 3.900% 9 .188% 07/25/43 $ 4,065,117
Series - 2023 R06 (Class 1B1)
1,000,000 (a),(d) CPT Mortgage Trust 3 .097 11/13/39 593,507
Series - 2019 CPT (Class E)
115,912 (a),(d) Credit Suisse Mortgage Capital Certificates CME Term SOFR 1 Month +
1.027%
6 .360 05/15/36 115,807
Series - 2019 ICE4 (Class A)
2,992,555 (a),(d) Credit Suisse Mortgage Capital Certificates SOFR 1 M + 1.647% 6 .980 05/15/36 2,973,874
Series - 2019 ICE4 (Class D)
6,427,486 (a),(d) Credit Suisse Mortgage Capital Certificates 2 .405 10/25/66 5,114,484
Series - 2021 NQM8 (Class A3)
2,500,000 (a),(d) CSMC Series 3 .388 10/25/59 2,149,239
Series - 2019 NQM1 (Class M1)
4,750,000 DBGS Mortgage Trust 4 .466 10/15/51 4,340,892
Series - 2018 C1 (Class A4)
5,000,000 DBJPM Mortgage Trust 2 .340 08/15/53 3,724,329
Series - 2020 C9 (Class AM)
1,200,000 (d) DBUBS Mortgage Trust 3 .452 10/10/34 1,088,068
Series - 2017 BRBK (Class A)
1,187,175 (a),(d) Flagstar Mortgage Trust 4 .002 10/25/47 1,019,829
Series - 2017 2 (Class B3)
58,366 (a),(d) Flagstar Mortgage Trust 4 .000 09/25/48 53,302
Series - 2018 5 (Class A11)
1,913,204 (a),(d) Flagstar Mortgage Trust 2 .500 04/25/51 1,407,970
Series - 2021 2 (Class A4)
6,166,056 (a),(d) Flagstar Mortgage Trust 2 .500 06/01/51 4,537,739
Series - 2021 4 (Class A21)
21,960,253 (a),(d) Flagstar Mortgage Trust 3 .000 10/25/51 16,942,915
Series - 2021 10INV (Class A17)
730,000 (a),(d) Freddie Mac STACR REMIC Trust 30 D AVG SOFR + 4.350% 9 .665 04/25/42 764,429
Series - 2022 DNA3 (Class M2)
1,000,000 (a),(d) GS Mortgage Securities Corp II SOFR 1 M + 3.464% 8 .797 11/15/36 929,603
Series - 2021 ARDN (Class E)
1,238,000 (a),(d) GS Mortgage Securities Corp II 3 .591 09/10/37 1,074,040
Series - 2017 375H (Class A)
2,590,000 (a) GS Mortgage Securities Corp II 3 .777 05/10/50 2,434,881
Series - 2015 GC30 (Class AS)
3,010,000 (a) GS Mortgage Securities Corp II 3 .992 03/10/51 2,724,526
Series - 2018 GS9 (Class A4)
1,500,000 (a) GS Mortgage Securities Corp II 4 .155 07/10/51 1,361,567
Series - 2018 GS10 (Class A5)
2,000,000 (a),(d) GS Mortgage Securities Trust SOFR 1 M + 1.747% 7 .080 07/15/31 1,290,000
Series - 2018 TWR (Class C)
1,686,335 (a),(d) GS Mortgage Securities Trust 4 .285 02/10/46 1,622,425
Series - 2013 GC10 (Class C)
2,950,000 (a) GS Mortgage Securities Trust 4 .452 02/10/48 2,705,889
Series - 2015 GC28 (Class C)
3,500,000 (a) GS Mortgage Securities Trust 4 .018 07/10/48 3,296,125
Series - 2015 GC32 (Class AS)
3,779,000 (a) GS Mortgage Securities Trust 4 .112 10/10/49 3,029,012
Series - 2016 GS3 (Class C)
4,185,000 (a) GS Mortgage Securities Trust 4 .078 11/10/49 3,366,987
Series - 2016 GS4 (Class C)
5,208,195 GS Mortgage Securities Trust 3 .467 03/10/50 4,932,225
Series - 2017 GS5 (Class AAB)
9,100,951 GS Mortgage Securities Trust 3 .674 03/10/50 8,259,647
Series - 2017 GS5 (Class A4)
4,300,000 GS Mortgage Securities Trust 3 .433 05/10/50 3,907,812
Series - 2017 GS6 (Class A3)
3,000,000 GS Mortgage Securities Trust 3 .837 11/10/50 2,747,402
Series - 2017 GS8 (Class ABP)

Core Bond Fund September 30, 2023

See Notes to Financial Statements
Portfolio of Investments
(continued)
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
OTHER MORTGAGE BACKED—continued
$ 2,500,000 (a) GS Mortgage Securities Trust 4 .468% 11/10/50 $ 2,033,462
Series - 2017 GS8 (Class C)
1,260,000 GS Mortgage Securities Trust 3 .968 02/10/52 1,136,911
Series - 2019 GC38 (Class A4)
2,400,000 (a) GS Mortgage Securities Trust 4 .158 02/10/52 2,106,819
Series - 2019 GC38 (Class AS)
1,000,000 (a) GS Mortgage Securities Trust 4 .761 02/10/52 795,189
Series - 2019 GC38 (Class C)
5,510,000 GS Mortgage Securities Trust 3 .001 09/10/52 4,689,162
Series - 2019 GC42 (Class A4)
1,361,000 (a) GS Mortgage Securities Trust 3 .405 02/13/53 1,051,961
Series - 2020 GC45 (Class B)
5,500,000 GS Mortgage Securities Trust 2 .012 12/12/53 4,190,585
Series - 2020 GSA2 (Class A5)
126,779 (a),(d) GS Mortgage-Backed Securities Corp Trust 4 .000 11/25/49 115,678
Series - 2019 PJ2 (Class A1)
330,921 (a),(d) GS Mortgage-Backed Securities Corp Trust 4 .000 11/25/49 301,556
Series - 2019 PJ2 (Class A4)
759,891 (a),(d) GS Mortgage-Backed Securities Corp Trust 3 .000 01/25/51 617,033
Series - 2020 PJ4 (Class A4)
35,086,663 (a),(d) GS Mortgage-Backed Securities Corp Trust 0 .268 03/27/51 345,455
Series - 2020 PJ5 (Class AX1)
1,138,839 (a),(d) GS Mortgage-Backed Securities Corp Trust 3 .000 03/27/51 915,853
Series - 2020 PJ5 (Class A4)
2,138,153 (a),(d) GS Mortgage-Backed Securities Corp Trust 2 .500 05/25/51 1,573,515
Series - 2020 PJ6 (Class A4)
84,608,106 (a),(d) GS Mortgage-Backed Securities Corp Trust 0 .150 08/25/51 564,920
Series - 2021 PJ3 (Class AX1)
9,106,463 (a),(d) GS Mortgage-Backed Securities Corp Trust 2 .500 10/25/51 6,701,650
Series - 2021 PJ5 (Class A4)
11,046,968 (a),(d) GS Mortgage-Backed Securities Corp Trust 3 .000 06/25/52 8,495,517
Series - 2022 PJ2 (Class A36)
3,472,718 (a),(d) GS Mortgage-Backed Securities Corp Trust 3 .000 09/25/52 2,670,645
Series - 2022 PJ4 (Class A36)
994,595 (a),(d) GS Mortgage-Backed Securities Trust 3 .631 05/25/50 792,289
Series - 2020 PJ1 (Class B2)
2,628,366 (a),(d) GS Mortgage-Backed Securities Trust 2 .500 07/25/51 1,934,273
Series - 2021 PJ2 (Class A4)
12,981,571 (a),(d) GS Mortgage-Backed Securities Trust 2 .500 11/25/51 9,633,600
Series - 2021 PJ6 (Class A4)
18,753,790 (a),(d) GS Mortgage-Backed Securities Trust 2 .500 01/25/52 13,801,334
Series - 2021 PJ7 (Class A4)
9,617,040 (a),(d) GS Mortgage-Backed Securities Trust 2 .500 01/25/52 7,077,395
Series - 2021 PJ8 (Class A4)
3,261,496 (a),(d) GS Mortgage-Backed Securities Trust 2 .722 01/25/52 2,314,558
Series - 2021 PJ7 (Class B2)
8,458,282 (a),(d) GS Mortgage-Backed Securities Trust 2 .500 03/25/52 6,224,639
Series - 2021 PJ10 (Class A4)
8,278,763 (a),(d) GS Mortgage-Backed Securities Trust 2 .500 05/01/52 6,953,473
Series - 2022 PJ1 (Class A8)
2,722,077 (a),(d) GS Mortgage-Backed Securities Trust 2 .834 05/28/52 2,006,584
Series - 2022 PJ1 (Class B2)
6,690,916 (a),(d) GS Mortgage-Backed Securities Trust 3 .000 07/25/52 5,162,219
Series - 2022 INV1 (Class A4)
8,122,763 (a),(d) GS Mortgage-Backed Securities Trust 3 .000 08/26/52 6,266,926
Series - 2022 GR2 (Class A4)
7,714,019 (a),(d) GS Mortgage-Backed Securities Trust 3 .000 09/25/52 5,951,570
Series - 2022 HP1 (Class A4)
6,101,439 (a),(d) GS Mortgage-Backed Securities Trust 3 .000 10/25/52 4,692,227
Series - 2022 PJ5 (Class A36)

See Notes to Financial Statements
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
OTHER MORTGAGE BACKED—continued
$ 4,941,638 (a),(d) GS Mortgage-Backed Securities Trust 3 .000% 01/25/53 $ 3,812,604
Series - 2022 PJ6 (Class A24)
7,564,188 (a),(d) GS Mortgage-Backed Securities Trust 3 .500 02/25/53 6,085,854
Series - 2023 PJ1 (Class A24)
752,853 (a) HarborView Mortgage Loan Trust SOFR 1 M + 0.734% 6 .062 08/19/45 677,772
Series - 2005 11 (Class 2A1A)
2,000,000 (d) Hudson Yards Mortgage Trust 2 .835 08/10/38 1,807,290
Series - 2016 10HY (Class A)
3,000,000 (a),(d) Hudson Yards Mortgage Trust 3 .076 08/10/38 2,690,270
Series - 2016 10HY (Class B)
3,500,000 (a),(d) Hudson Yards Mortgage Trust 3 .076 08/10/38 3,090,416
Series - 2016 10HY (Class C)
4,700,000 (a),(d) Hudson Yards Mortgage Trust 3 .041 12/10/41 3,457,905
Series - 2019 55HY (Class D)
2,750,000 (a),(d) Hudson Yards Mortgage Trust 3 .041 12/10/41 1,971,427
Series - 2019 55HY (Class E)
74,473 (a) Impac CMB Trust SOFR 1 M + 0.774% 6 .094 03/25/35 68,572
Series - 2004 11 (Class 2A1)
2,494,234 (a),(d) Imperial Fund Mortgage Trust 2 .051 10/25/55 2,209,072
Series - 2020 NQM1 (Class A3)
1,000,000 (a),(d) Imperial Fund Mortgage Trust 3 .531 10/25/55 812,186
Series - 2020 NQM1 (Class M1)
2,209,799 (a),(d) J.P. Morgan Mortgage Trust 4 .000 12/25/52 1,844,384
Series - 2022 7 (Class 2A6A)
3,000,000 (d) JP Morgan Chase Commercial Mortgage Securities
Corp
4 .379 07/05/31 2,454,493
Series - 2018 AON (Class B)
344,531 (a),(d) JP Morgan Chase Commercial Mortgage Securities
Corp
4 .115 01/15/46 317,175
Series - 2013 C13 (Class D)
490,763 JP Morgan Chase Commercial Mortgage Securities
Corp
3 .379 09/15/50 468,593
Series - 2017 JP7 (Class A3)
1,000,000 (d) JP Morgan Chase Commercial Mortgage Securities
Trust
3 .620 01/16/37 822,569
Series - 2020 NNN (Class DFX)
2,465,482 (a),(d) JP Morgan Mortgage Trust LIBOR 1 M - 0.000% 6 .565 12/25/44 2,350,759
Series - 2015 1 (Class B1)
67,767 (a),(d) JP Morgan Mortgage Trust 3 .500 05/25/45 59,123
Series - 2015 3 (Class A19)
404,913 (a),(d) JP Morgan Mortgage Trust 3 .500 10/25/45 354,134
Series - 2015 6 (Class A13)
1,177,585 (a),(d) JP Morgan Mortgage Trust 3 .500 05/25/47 1,002,332
Series - 2017 2 (Class A13)
1,305,396 (a),(d) JP Morgan Mortgage Trust 3 .500 09/25/48 1,096,475
Series - 2018 3 (Class A13)
744,391 (a),(d) JP Morgan Mortgage Trust 3 .500 10/25/48 626,094
Series - 2018 4 (Class A13)
2,503,803 (a),(d) JP Morgan Mortgage Trust 3 .500 10/25/48 2,075,591
Series - 2018 5 (Class A13)
1,238,074 (a),(d) JP Morgan Mortgage Trust 3 .542 10/26/48 1,194,615
Series - 2017 5 (Class A2)
129,575 (a),(d) JP Morgan Mortgage Trust 4 .000 01/25/49 115,715
Series - 2018 8 (Class A13)
134,373 (a),(d) JP Morgan Mortgage Trust 4 .000 02/25/49 119,789
Series - 2018 9 (Class A13)
92,872 (a),(d) JP Morgan Mortgage Trust 4 .000 05/25/49 83,792
Series - 2019 1 (Class A3)
48,740 (a),(d) JP Morgan Mortgage Trust 4 .000 05/25/49 43,769
Series - 2019 1 (Class A15)
557,779 (a),(d) JP Morgan Mortgage Trust SOFR 1 M + 1.064% 6 .379 10/25/49 539,398
Series - 2019 INV1 (Class A11)

Core Bond Fund September 30, 2023

See Notes to Financial Statements
Portfolio of Investments
(continued)
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
OTHER MORTGAGE BACKED—continued
$ 3,526,364 (a),(d) JP Morgan Mortgage Trust 3 .828% 06/25/50 $ 2,892,582
Series - 2020 1 (Class B2)
26,897,577 (a),(d) JP Morgan Mortgage Trust 0 .141 07/25/51 176,241
Series - 2021 3 (Class AX1)
19,200,006 (a),(d) JP Morgan Mortgage Trust 0 .132 08/25/51 117,815
Series - 2021 4 (Class AX1)
2,146,649 (a),(d) JP Morgan Mortgage Trust 2 .882 08/25/51 1,560,671
Series - 2021 4 (Class B2)
36,568,900 (a),(d) JP Morgan Mortgage Trust 0 .137 10/25/51 231,671
Series - 2021 6 (Class AX1)
4,613,908 (a),(d) JP Morgan Mortgage Trust 2 .500 10/25/51 3,395,478
Series - 2021 6 (Class A15)
3,827,413 (a),(d) JP Morgan Mortgage Trust 2 .500 11/25/51 2,816,679
Series - 2021 7 (Class A15)
9,944,278 (a),(d) JP Morgan Mortgage Trust 0 .400 12/25/51 209,857
Series - 2021 INV2 (Class AX4)
4,029,376 (a),(d) JP Morgan Mortgage Trust 2 .500 12/25/51 2,965,308
Series - 2021 8 (Class A15)
2,199,619 (a),(d) JP Morgan Mortgage Trust 2 .500 12/25/51 1,618,749
Series - 2021 10 (Class A15)
8,492,759 (a),(d) JP Morgan Mortgage Trust 2 .500 01/25/52 6,250,011
Series - 2021 11 (Class A15)
2,316,686 (a),(d) JP Morgan Mortgage Trust 2 .500 02/25/52 1,704,901
Series - 2021 12 (Class A15)
9,827,347 (a),(d) JP Morgan Mortgage Trust 0 .500 04/25/52 378,236
Series - 2021 INV6 (Class A5X)
4,314,140 (a),(d) JP Morgan Mortgage Trust 3 .346 04/25/52 3,241,361
Series - 2021 INV6 (Class B2)
6,734,597 (a),(d) JP Morgan Mortgage Trust 3 .346 04/25/52 5,182,889
Series - 2021 INV6 (Class B1)
3,687,259 (a),(d) JP Morgan Mortgage Trust 2 .500 05/25/52 2,713,536
Series - 2021 14 (Class A15)
2,332,948 (a),(d) JP Morgan Mortgage Trust 2 .927 05/25/52 1,756,391
Series - 2021 LTV2 (Class A3)
12,275,208 (a),(d) JP Morgan Mortgage Trust 2 .500 06/25/52 9,033,600
Series - 2021 15 (Class A15)
12,826,190 (a),(d) JP Morgan Mortgage Trust 2 .500 07/25/52 9,439,080
Series - 2022 1 (Class A15)
22,010,148 (a),(d) JP Morgan Mortgage Trust 3 .250 07/25/52 18,000,169
Series - 2022 LTV1 (Class A1)
13,900,490 (a),(d) JP Morgan Mortgage Trust 3 .000 08/25/52 10,689,978
Series - 2022 3 (Class A25)
15,598,309 (a),(d) JP Morgan Mortgage Trust 3 .000 08/25/52 11,995,663
Series - 2022 2 (Class A25)
6,881,020 (a),(d) JP Morgan Mortgage Trust 3 .000 09/25/52 5,308,889
Series - 2022 INV3 (Class A6)
9,753,037 (a),(d) JP Morgan Mortgage Trust 3 .500 09/25/52 7,846,917
Series - 2022 LTV2 (Class A6)
8,294,413 (a),(d) JP Morgan Mortgage Trust 3 .000 10/25/52 6,399,358
Series - 2022 4 (Class A17A)
5,347,382 (a),(d) JP Morgan Mortgage Trust 3 .000 11/25/52 4,125,647
Series - 2022 6 (Class A17A)
6,165,725 (a),(d) JP Morgan Mortgage Trust 3 .000 12/25/52 4,757,020
Series - 2022 7 (Class 1A17)
3,952,596 (a),(d) JP Morgan Mortgage Trust 5 .000 06/25/53 3,606,126
Series - 2023 1 (Class A15A)
3,510,281 (a),(d) JP Morgan Mortgage Trust 5 .500 06/25/53 3,283,210
Series - 2023 1 (Class A15B)
2,612,876 JPMBB Commercial Mortgage Securities Trust 3 .493 08/15/47 2,578,629
Series - 2014 C21 (Class A4)

See Notes to Financial Statements
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
OTHER MORTGAGE BACKED—continued
$ 4,500,000 (a) JPMBB Commercial Mortgage Securities Trust 4 .629% 09/15/47 $ 4,270,818
Series - 2014 C23 (Class B)
1,500,000 (a) JPMBB Commercial Mortgage Securities Trust 4 .629 09/15/47 1,365,288
Series - 2014 C23 (Class C)
1,000,000 JPMBB Commercial Mortgage Securities Trust 3 .898 02/15/48 912,456
Series - 2015 C27 (Class B)
2,000,000 (a) JPMBB Commercial Mortgage Securities Trust 3 .917 05/15/48 1,883,815
Series - 2015 C29 (Class AS)
1,600,000 (a) JPMBB Commercial Mortgage Securities Trust 4 .118 05/15/48 1,468,431
Series - 2015 C29 (Class B)
6,000,000 JPMBB Commercial Mortgage Securities Trust 4 .106 08/15/48 5,610,025
Series - 2015 C31 (Class AS)
6,885,000 (a) JPMBB Commercial Mortgage Securities Trust 4 .776 08/15/48 5,753,370
Series - 2015 C31 (Class B)
3,000,000 (a) JPMBB Commercial Mortgage Securities Trust 4 .776 08/15/48 2,379,144
Series - 2015 C31 (Class C)
1,400,000 JPMBB Commercial Mortgage Securities Trust 3 .227 10/15/48 1,328,554
Series - 2015 C28 (Class A4)
3,016,000 JPMBB Commercial Mortgage Securities Trust 4 .023 12/15/48 2,811,284
Series - 2015 C33 (Class AS)
745,000 (a) JPMBB Commercial Mortgage Securities Trust 4 .790 12/15/48 606,663
Series - 2015 C33 (Class C)
10,425,000 JPMBB Commercial Mortgage Securities Trust 3 .576 03/17/49 9,817,817
Series - 2016 C1 (Class A5)
2,645,000 (a),(d) JPMBB Commercial Mortgage Securities Trust 4 .359 03/17/49 2,146,540
Series - 2016 C1 (Class D1)
1,606,000 (a) JPMBB Commercial Mortgage Securities Trust 4 .859 03/17/49 1,418,206
Series - 2016 C1 (Class C)
862,854 JPMCC Commercial Mortgage Securities Trust 3 .457 03/15/50 819,491
Series - 2017 JP5 (Class A4)
2,000,000 (a) JPMCC Commercial Mortgage Securities Trust 3 .779 09/15/50 1,504,122
Series - 2017 JP7 (Class C)
2,500,000 JPMCC Commercial Mortgage Securities Trust 3 .123 06/13/52 2,122,013
Series - 2019 COR5 (Class A3)
5,554,000 JPMDB Commercial Mortgage Securities Trust 2 .180 05/13/53 4,142,701
Series - 2020 COR7 (Class A5)
6,000,000 JPMDB Commercial Mortgage Securities Trust 2 .536 05/13/53 4,301,272
Series - 2020 COR7 (Class AS)
1,201,562 (d) Ladder Capital Commercial Mortgage Securities 3 .575 02/15/36 1,092,835
Series - 2013 GCP (Class A1)
718,787 (d) LSTAR Commercial Mortgage Trust 2 .579 03/10/49 700,342
Series - 2016 4 (Class A2)
12,000,000 (a),(d) MAD Mortgage Trust 3 .294 08/15/34 10,793,190
Series - 2017 330M (Class A)
1,500,000 (a),(d) Manhattan West 2 .413 09/10/39 1,278,191
Series - 2020 1MW (Class B)
1,548,704 (a) Merrill Lynch Mortgage Investors Trust SOFR 1 M + 0.634% 2 .278 01/25/37 1,428,384
Series - 2006 WMC1 (Class A1B)
2,823,699 (d) Morgan Stanley Bank of America Merrill Lynch Trust 3 .989 12/15/46 2,591,973
Series - 2014 C19 (Class LNC1)
892,164 (d) Morgan Stanley Bank of America Merrill Lynch Trust 4 .384 12/15/46 802,083
Series - 2014 C19 (Class LNC2)
1,500,000 (a) Morgan Stanley Bank of America Merrill Lynch Trust 5 .032 02/15/47 1,485,933
Series - 2014 C14 (Class B)
1,305,000 (a) Morgan Stanley Bank of America Merrill Lynch Trust 5 .222 02/15/47 1,276,635
Series - 2014 C14 (Class C)
2,070,000 Morgan Stanley Bank of America Merrill Lynch Trust 3 .832 12/15/47 1,977,240
Series - 2014 C19 (Class AS)
3,500,000 (a) Morgan Stanley Bank of America Merrill Lynch Trust 4 .000 12/15/47 3,271,287
Series - 2014 C19 (Class B)

Core Bond Fund September 30, 2023

See Notes to Financial Statements
Portfolio of Investments
(continued)
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
OTHER MORTGAGE BACKED—continued
$ 26,813 Morgan Stanley Bank of America Merrill Lynch Trust 3 .069% 02/15/48 $ 26,346
Series - 2015 C20 (Class ASB)
2,500,000 Morgan Stanley Bank of America Merrill Lynch Trust 3 .605 02/15/48 2,365,094
Series - 2015 C20 (Class AS)
5,938,073 Morgan Stanley Bank of America Merrill Lynch Trust 3 .652 03/15/48 5,587,553
Series - 2015 C21 (Class AS)
3,360,000 Morgan Stanley Bank of America Merrill Lynch Trust 3 .561 04/15/48 3,141,582
Series - 2015 C22 (Class AS)
7,202,339 Morgan Stanley Capital I Trust 2 .606 08/15/49 6,858,093
Series - 2016 UB11 (Class ASB)
259,464 (a) Morgan Stanley Capital I Trust 6 .282 12/12/49 110,046
Series - 2007 IQ16 (Class AJ)
1,300,000 Morgan Stanley Capital I Trust 3 .587 12/15/50 1,176,215
Series - 2017 HR2 (Class A4)
1,000,000 Morgan Stanley Capital I Trust 4 .177 07/15/51 925,574
Series - 2018 H3 (Class A5)
3,142,000 (a) Morgan Stanley Capital I Trust 4 .429 07/15/51 2,838,785
Series - 2018 H3 (Class AS)
2,611,128 (a),(d) Morgan Stanley Residential Mortgage Loan Trust 2 .500 07/25/51 2,212,664
Series - 2021 4 (Class A4)
7,748,373 (a),(d) Morgan Stanley Residential Mortgage Loan Trust 2 .500 08/25/51 5,702,201
Series - 2021 5 (Class A9)
8,128,764 (a),(d) Morgan Stanley Residential Mortgage Loan Trust 2 .500 09/25/51 6,883,032
Series - 2021 6 (Class A4)
5,748,672 (a),(d) Morgan Stanley Residential Mortgage Loan Trust 2 .500 09/25/51 4,230,576
Series - 2021 6 (Class A9)
3,500,000 (d) MRCD Mortgage Trust 2 .718 12/15/36 2,057,988
Series - 2019 PARK (Class E)
2,000,000 (d) MRCD Mortgage Trust 2 .718 12/15/36 1,230,433
Series - 2019 PARK (Class D)
1,500,000 (a),(d) MSDB Trust 3 .427 07/11/39 1,273,896
Series - 2017 712F (Class A)
5,347,801 (a),(d) Natixis Commercial Mortgage Securities Trust SOFR 1 M + 1.579% 5 .915 07/15/36 4,892,576
Series - 2019 MILE (Class A)
2,500,000 (a),(d) Natixis Commercial Mortgage Securities Trust SOFR 1 M + 1.879% 7 .212 07/15/36 2,149,451
Series - 2019 MILE (Class B)
703,488 (d) Natixis Commercial Mortgage Securities Trust 2 .966 12/15/38 615,930
Series - 2020 2PAC (Class A)
609,108 (a),(d) New Residential Mortgage Loan Trust 2 .797 09/25/59 563,174
Series - 2019 NQM4 (Class A3)
700,000 (a),(d) New Residential Mortgage Loan Trust 2 .986 09/25/59 578,260
Series - 2019 NQM4 (Class M1)
89,921 (a) New York Mortgage Trust SOFR 1 M + 0.594% 5 .914 02/25/36 87,975
Series - 2005 3 (Class A1)
1,325,000 (a),(d) NLT Trust 2 .569 08/25/56 823,248
Series - 2021 INV2 (Class M1)
10,100,906 (a),(d) OBX Trust 2 .500 07/25/51 7,433,483
Series - 2021 J2 (Class A19)
8,221,623 (a),(d) OBX Trust 4 .000 10/25/52 6,862,087
Series - 2022 INV5 (Class A13)
674,802 (a),(d) OBX Trust SOFR 1 M + 0.764% 4 .658 06/25/57 642,675
Series - 2018 1 (Class A2)
2,117,406 (a),(d) Oceanview Mortgage Trust 2 .500 05/25/51 1,558,246
Series - 2021 1 (Class A19)
2,270,185 (a),(d) Oceanview Mortgage Trust 4 .500 11/25/52 2,023,926
Series - 2022 1 (Class A1)
5,000,000 (d) One Bryant Park Trust 2 .516 09/15/54 3,982,731
Series - 2019 OBP (Class A)
20,445,000 (d) One Market Plaza Trust 3 .614 02/10/32 18,902,061
Series - 2017 1MKT (Class A)

See Notes to Financial Statements
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
OTHER MORTGAGE BACKED—continued
$ 1,000,000 (d) RBS Commercial Funding, Inc Trust 3 .511% 03/11/31 $ 883,802
Series - 2013 SMV (Class B)
13,991,203 (a),(d) RCKT Mortgage Trust 2 .500 02/25/52 10,296,439
Series - 2022 2 (Class A22)
2,698,624 (a),(d) RCKT Mortgage Trust 3 .500 06/25/52 2,171,209
Series - 2022 4 (Class A22)
312,296 (a),(d) Sequoia Mortgage Trust 3 .500 05/25/45 274,580
Series - 2015 2 (Class A1)
228,417 (a),(d) Sequoia Mortgage Trust 3 .500 02/25/47 195,274
Series - 2017 2 (Class A19)
802,766 (a),(d) Sequoia Mortgage Trust 3 .726 09/25/47 720,238
Series - 2017 6 (Class B1)
496,401 (a),(d) Sequoia Mortgage Trust 3 .500 03/25/48 426,451
Series - 2018 3 (Class A1)
45,673 (a),(d) Sequoia Mortgage Trust 4 .000 09/25/48 41,205
Series - 2018 7 (Class A19)
156,325 (a),(d) Sequoia Mortgage Trust 4 .000 06/25/49 140,594
Series - 2019 2 (Class A19)
1,318,641 (a),(d) Sequoia Mortgage Trust 3 .500 12/25/49 1,133,426
Series - 2019 5 (Class A19)
2,710,338 (a),(d) Sequoia Mortgage Trust 3 .000 04/25/50 2,174,972
Series - 2020 3 (Class A19)
3,843,832 (a),(d) Sequoia Mortgage Trust 2 .500 06/25/51 2,828,762
Series - 2021 4 (Class A19)
205,496 (a),(d) Shellpoint Co-Originator Trust 3 .500 04/25/47 174,873
Series - 2017 1 (Class A19)
10,300,000 (d) SLG Office Trust 2 .851 07/15/41 7,157,795
Series - 2021 OVA (Class E)
2,319,312 (a),(d) SMR Mortgage Trust SOFR 1 M + 2.400% 7 .732 02/15/39 2,199,723
Series - 2022 IND (Class B)
1,800,000 UBS Commercial Mortgage Trust 3 .563 10/15/50 1,624,852
Series - 2017 C4 (Class A4)
2,250,000 UBS Commercial Mortgage Trust 4 .334 10/15/51 2,065,578
Series - 2018 C13 (Class A4)
428,001 (a),(d) UBS-Barclays Commercial Mortgage Trust 3 .649 03/10/46 392,557
Series - 2013 C5 (Class B)
1,225,000 (a),(d) Verus Securitization Trust 3 .207 11/25/59 1,070,277
Series - 2019 4 (Class M1)
576,262 (d) Verus Securitization Trust 1 .733 05/25/65 530,914
Series - 2020 5 (Class A3)
7,014,696 (a),(d) Verus Securitization Trust 2 .240 10/25/66 5,623,508
Series - 2021 7 (Class A3)
545,120 (d) VSE VOI Mortgage LLC 2 .330 03/20/35 536,229
Series - 2017 A (Class A)
514,767 (d) VSE VOI Mortgage LLC 4 .020 02/20/36 494,912
Series - 2018 A (Class C)
3,400,000 Wells Fargo Commercial Mortgage Trust 3 .808 12/15/47 3,217,711
Series - 2014 LC18 (Class AS)
2,272,000 Wells Fargo Commercial Mortgage Trust 3 .540 05/15/48 2,170,507
Series - 2015 C28 (Class A4)
2,100,000 (a) Wells Fargo Commercial Mortgage Trust 3 .658 05/15/48 1,892,514
Series - 2015 NXS1 (Class B)
2,000,000 (a) Wells Fargo Commercial Mortgage Trust 4 .278 05/15/48 1,666,842
Series - 2015 NXS1 (Class D)
350,000 Wells Fargo Commercial Mortgage Trust 3 .637 06/15/48 333,478
Series - 2015 C29 (Class A4)
2,686,979 Wells Fargo Commercial Mortgage Trust 2 .825 10/15/49 2,570,749
Series - 2016 LC24 (Class ASB)
387,000 Wells Fargo Commercial Mortgage Trust 3 .635 03/15/50 352,561
Series - 2017 RB1 (Class A5)

Core Bond Fund September 30, 2023

See Notes to Financial Statements
Portfolio of Investments
(continued)
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
OTHER MORTGAGE BACKED—continued
$ 2,000,000 Wells Fargo Commercial Mortgage Trust 3 .757% 03/15/50 $ 1,781,240
Series - 2017 RB1 (Class AS)
1,720,000 Wells Fargo Commercial Mortgage Trust 3 .467 04/15/50 1,614,873
Series - 2015 LC20 (Class AS)
2,000,000 (a) Wells Fargo Commercial Mortgage Trust 4 .012 03/15/51 1,836,666
Series - 2018 C43 (Class A4)
1,200,000 (d) Wells Fargo Commercial Mortgage Trust 3 .153 09/15/57 1,023,455
Series - 2015 NXS3 (Class D)
2,500,000 (a) Wells Fargo Commercial Mortgage Trust 3 .972 09/15/57 2,345,136
Series - 2015 NXS3 (Class AS)
3,350,000 Wells Fargo Commercial Mortgage Trust 3 .952 01/15/59 3,120,970
Series - 2016 C32 (Class AS)
2,500,000 (a) Wells Fargo Commercial Mortgage Trust 4 .887 01/15/59 2,278,112
Series - 2016 C32 (Class B)
568,328 Wells Fargo Commercial Mortgage Trust 2 .933 11/15/59 540,356
Series - 2016 C36 (Class ASB)
92,355 (a),(d) Wells Fargo Mortgage Backed Securities Trust 4 .000 04/25/49 85,175
Series - 2019 2 (Class A17)
1,191,981 (a),(d) Wells Fargo Mortgage Backed Securities Trust 3 .500 09/25/49 1,013,130
Series - 2019 4 (Class A1)
779,992 (a),(d) Wells Fargo Mortgage Backed Securities Trust 3 .000 07/25/50 624,698
Series - 2020 4 (Class A17)
11,329,905 (a),(d) Wells Fargo Mortgage Backed Securities Trust 2 .500 06/25/51 8,337,931
Series - 2021 2 (Class A17)
5,072,158 (a),(d) Wells Fargo Mortgage Backed Securities Trust 3 .000 08/25/51 3,913,304
Series - 2021 INV1 (Class A17)
4,615,011 (a),(d) Wells Fargo Mortgage Backed Securities Trust 3 .314 08/25/51 3,601,940
Series - 2021 INV1 (Class B1)
3,004,798 (a),(d) Wells Fargo Mortgage Backed Securities Trust 2 .500 12/25/51 2,211,298
Series - 2022 2 (Class A18)
3,465,108 (a),(d) Wells Fargo Mortgage Backed Securities Trust 3 .000 03/25/52 2,673,422
Series - 2022 INV1 (Class A18)
5,992,598 (a),(d) Wells Fargo Mortgage Backed Securities Trust 3 .500 03/25/52 4,821,413
Series - 2022 INV1 (Class A17)
3,500,000 (a) WFRBS Commercial Mortgage Trust 4 .162 12/15/46 3,474,010
Series - 2013 C18 (Class A5)
1,664,000 (a) WFRBS Commercial Mortgage Trust 4 .990 12/15/46 1,548,037
Series - 2013 C18 (Class C)
2,225,281 WFRBS Commercial Mortgage Trust 3 .995 05/15/47 2,180,718
Series - 2014 C20 (Class A5)
189,733 (a),(d) WinWater Mortgage Loan Trust 3 .919 06/20/44 148,813
Series - 2014 1 (Class B4)
5,152,300 (a),(d) Woodward Capital Management 3 .000 05/25/52 3,975,136
Series - 2022 3 (Class A21)
TOTAL OTHER MORTGAGE BACKED 1,110,703,519
TOTAL STRUCTURED ASSETS 1,627,323,260
(Cost $1,851,907,442)
SHARES
REFERENCERATE & SPREAD
COMMON STOCKS - 0.0%
MATERIALS - 0 .0%
363,958 (j) Petra Diamonds Ltd 306,707
TOTAL MATERIALS 306,707
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 0 .0%
7,607 (j) Bright Bidco BV 3,545

See Notes to Financial Statements
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT—continued
10,391 (j) Bright Bidco BV $ 4,842
TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT 8,387
TELECOMMUNICATION SERVICES - 0 .0%
4,815 (j) Avaya, Inc 40,325
1,010 (j) Avaya, Inc 8,459
TOTAL TELECOMMUNICATION SERVICES 48,784
TOTAL COMMON STOCKS 363,878
(Cost $949,850)
PREFERRED STOCKS - 0.1%
FINANCIAL SERVICES - 0 .1%
200,000 Morgan Stanley 4,960,000
208,700 Morgan Stanley 5,246,718
TOTAL FINANCIAL SERVICES 10,206,718
TOTAL PREFERRED STOCKS 10,206,718
(Cost $10,877,500)
TOTAL LONG-TERM INVESTMENTS 9,173,281,161
(Cost $10,439,660,934)
PRINCIPAL RATE
MATURITY
DATE
SHORT-TERM INVESTMENTS - 1.3%
GOVERNMENT AGENCY DEBT - 0 .3%
$ 5,000,000 Federal Home Loan Bank (FHLB) 0 .000% 10/13/23 4,992,174
2,587,000 FHLB 0 .000 10/20/23 2,580,377
10,000,000 FHLB 0 .000 10/30/23 9,959,256
10,000,000 FHLB 0 .000 10/31/23 9,957,807
TOTAL GOVERNMENT AGENCY DEBT 27,489,614
REPURCHASE AGREEMENT - 0 .1%
13,470,000 (k) Fixed Income Clearing Corp (FICC) 5 .300 10/02/23 13,470,000
TOTAL REPURCHASE AGREEMENT 13,470,000
TREASURY DEBT - 0 .9%
6,000,000 United States Treasury Bill 0 .000 10/10/23 5,992,987
5,000,000 United States Treasury Bill 0 .000 10/17/23 4,989,015
62,000,000 United States Treasury Bill 0 .000 11/02/23 61,717,573
10,000,000 United States Treasury Bill 0 .000 11/07/23 9,947,237
TOTAL TREASURY DEBT 82,646,812
TOTAL SHORT-TERM INVESTMENTS 123,606,426
(Cost $123,622,903)
SHARES
EXP
INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING - 0.8%
77,021,115 (l) State Street Navigator Securities Lending Government
Money Market Portfolio
5 .360 77,021,115
TOTAL INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING 77,021,115
(Cost $77,021,115)
TOTAL INVESTMENTS - 99.8% 9,373,908,702
(Cost $10,640,304,952)
OTHER ASSETS & LIABILITIES, NET - 0.2% 14,103,643
NET ASSETS - 100.0% $ 9,388,012,345

Core Bond Fund September 30, 2023

See Notes to Financial Statements
Portfolio of Investments
(continued)
Principal denominated in U.S. Dollars, unless otherwise noted.
AVG Average
CME Chicago Mercantile Exchange
CNY Chinese Yuan
D Day
DOP Dominican Republic Peso
EUR Euro
IDR Indonesian Rupiah
INR Indian Rupee
LIBOR London Interbank Offered Rate
M Month
MXN Mexican Peso
MYR Malaysian Ringgit
REIT Real Estate Investment Trust
REMIC Real Estate Mortgage Investment Conduit
RSD Serbian Dinar
SOFR Secure Overnight Financing Rate
THB Thai Baht
UGX Ugandan Shilling
UZS Uzbekistani Som
ZAR South African Rand
(a) Floating or variable rate security includes the reference rate and spread, unless the variable rate is based on the underlying asset of the security. Coupon rate reflects the rate at period end.
(b)
When-issued or delayed delivery security.
(c)
In default
(d) Security is exempt from registration under Rule 144(A) of the Securities Act of 1933, as amended. These securities are deemed liquid and may be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
(e)
All or a portion of these securities are out on loan. The aggregate value of securities on loan is $77,494,332.
(f)
Perpetual security
(g)
Payment in Kind Bond
(h)
For fair value measurement disclosure purposes, investment classified as Level 3.
(i)
Principal amount for interest accrual purposes is periodically adjusted based on changes in the Consumer Price Index.
(j)
Non-income producing
(k) Agreement with Fixed Income Clearing Corp (FICC), 5.300% dated 9/29/23 to be repurchased at $13,470,000 on 10/2/23, collateralized by Government Agency
Securities, with coupon rate 4.125% and maturity date 8/31/30, valued at $13,739,495.
(l)
Investments made with cash collateral received from securities on loan.
Forward Foreign Currency Contracts
Currency
Purchased Receive
Currency
Sold Deliver Counterparty Settlement Date
Unrealized
Appreciation
(Depreciation)
$ 5,616,715 EUR 5,073,038 Morgan Stanley Capital Services 10/13/23   $ 250,340
EUR 119,938 $ 134,558 Morgan Stanley Capital Services 10/13/23 (7,685)
Total   $ 242,655
EUR Euro
Credit Default Swaps - Centrally Cleared
SOLD
Reference
Entity
Terms of
Payments to
be Paid
Terms of
Payments to
be Received Counterparty
Fixed Rate
Payment
Frequency
Maturity
Date
Notional
Amount * Value
Premiums
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
CDX-NAHYS41V1-5Y
Credit event
as specified in
contract 5.000%
Citigroup Global Markets,
Inc Quarterly 12/20/28 $ 24,000,000 $ (231,857) $ (185,805) $ (46,052)

See Notes to Financial Statements
SOLD
Reference
Entity
Terms of
Payments to
be Paid
Terms of
Payments to
be Received Counterparty
Fixed Rate
Payment
Frequency
Maturity
Date
Notional
Amount* Value
Premiums
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
CDX-NAHYS41V1-5Y
Credit event
as specified in
contract 5.000
Citigroup Global Markets,
Inc Quarterly 12/20/28 260,000,000 (2,532,366) (2,135,141) (397,225)
Total $ (2,764,223) $ (2,320,946) $ (443,277)
*   The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs is defined under the terms of that particular swap agreement. This amount may be reduced by any recoverable assets, if applicable.

Core Impact Bond Fund September 30, 2023
Portfolio of Investments

See Notes to Financial Statements
(Unaudited)
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
LONG-TERM INVESTMENTS - 97.8%
BANK LOAN OBLIGATIONS - 0.7%
COMMERCIAL & PROFESSIONAL SERVICES - 0 .2%
$ 15,640,000 (a) LTR Intermediate Holdings, Inc SOFR 12 M + 4.500% 9 .946% 05/05/28 $ 14,826,720
TOTAL COMMERCIAL & PROFESSIONAL SERVICES 14,826,720
CONSUMER DURABLES & APPAREL - 0 .0%
700,000 (b),(c) KDC Agribusiness Fairless Hills LLC 12 .000 09/17/23 164,458
TOTAL CONSUMER DURABLES & APPAREL 164,458
UTILITIES - 0 .5%
6,698,588 (a) Exgen Renewables IV LLC SOFR 4 M + 2.500% 8 .184 12/15/27 6,690,215
18,775,600 (a),(d) TerraForm Power Operating LLC SOFR 4 M + 2.500% 7 .842 05/21/29 18,667,077
2,280,151 (a) TerraForm Power Operating LLC SOFR 1 M + 2.500% 7 .990 05/30/29 2,266,972
TOTAL UTILITIES 27,624,264
TOTAL BANK LOAN OBLIGATIONS 42,615,442
(Cost $43,748,467)
CORPORATE BONDS - 28 .8%
AUTOMOBILES & COMPONENTS - 0 .6%
6,650,000 Ford Motor Co 3 .250 02/12/32 5,124,912
11,866,000 Magna International, Inc 3 .625 06/15/24 11,677,580
11,025,000 Magna International, Inc 2 .450 06/15/30 9,038,168
2,260,000 (e) ZF North America Capital, Inc 6 .875 04/14/28 2,211,353
4,980,000 (e) ZF North America Capital, Inc 7 .125 04/14/30 4,879,309
TOTAL AUTOMOBILES & COMPONENTS 32,931,322
BANKS - 3 .5%
1,450,000 (e) ABN AMRO Bank NV 2 .470 12/13/29 1,197,395
5,000,000 Bank of America Corp 2 .687 04/22/32 3,929,705
10,000,000 Bank of Montreal 3 .803 12/15/32 8,734,822
5,000,000 Bank of Nova Scotia 0 .650 07/31/24 4,786,563
10,425,000 Barclays plc 6 .692 09/13/34 10,177,731
3,250,000 (e) BNP Paribas S.A. 1 .904 09/30/28 2,749,866
6,250,000 Citigroup, Inc 0 .776 10/30/24 6,220,813
3,125,000 (a) Citigroup, Inc SOFR + 0.694% 5 .330 01/25/26 3,112,406
11,575,000 Citigroup, Inc 7 .625 N/A(f) 11,292,594
4,250,000 HSBC Holdings plc 5 .210 08/11/28 4,091,763
9,925,000 HSBC Holdings plc 6 .161 03/09/29 9,825,179
5,900,000 HSBC Holdings plc 5 .402 08/11/33 5,436,937
10,000,000 (e) ING Groep NV 1 .400 07/01/26 9,191,673
8,300,000 ING Groep NV 4 .017 03/28/28 7,705,508
8,808,000 ING Groep NV 2 .727 04/01/32 6,919,411
6,250,000 (e) Intesa Sanpaolo S.p.A 3 .250 09/23/24 6,056,217
7,200,000 (e) Intesa Sanpaolo S.p.A 4 .000 09/23/29 6,147,455
3,650,000 (e) Intesa Sanpaolo S.p.A 6 .625 06/20/33 3,430,014
6,000,000 (e) Intesa Sanpaolo S.p.A 4 .950 06/01/42 3,720,461
5,000,000 JPMorgan Chase & Co 1 .040 02/04/27 4,449,770
10,990,000 JPMorgan Chase & Co 3 .650 N/A(f) 9,592,488
2,750,000 Lloyds Banking Group plc 4 .500 11/04/24 2,688,025
7,500,000 Lloyds Banking Group plc 5 .871 03/06/29 7,333,457
2,450,000 Morgan Stanley Bank NA 4 .754 04/21/26 2,394,761
9,500,000 (e) National Australia Bank Ltd 2 .332 08/21/30 7,182,967

See Notes to Financial Statements
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
BANKS—continued
$ 12,150,000 National Bank of Canada 0 .550% 11/15/24 $ 12,059,759
5,616,000 Santander Holdings USA, Inc 5 .807 09/09/26 5,523,538
9,000,000 (e) Shinhan Financial Group Co Ltd 5 .000 07/24/28 8,691,897
7,000,000 (e) Shinhan Financial Group Co Ltd 3 .340 02/05/30 6,695,908
15,000,000 (e) UniCredit S.p.A 2 .569 09/22/26 13,741,168
3,600,000 (e) UniCredit S.p.A 5 .459 06/30/35 3,017,895
6,570,000 (e) United Overseas Bank Ltd 2 .000 10/14/31 5,826,939
TOTAL BANKS 203,925,085
CAPITAL GOODS - 0 .2%
10,000,000 Otis Worldwide Corp 3 .112 02/15/40 7,140,062
7,500,000 (e) Triton Container International Ltd 1 .150 06/07/24 7,217,473
TOTAL CAPITAL GOODS 14,357,535
COMMERCIAL & PROFESSIONAL SERVICES - 0 .7%
9,500,000 Automatic Data Processing, Inc 1 .700 05/15/28 8,207,189
12,875,000 Automatic Data Processing, Inc 1 .250 09/01/30 9,937,902
9,500,000 Mather Foundation 2 .675 10/01/31 7,583,348
4,600,000 Republic Services, Inc 5 .000 04/01/34 4,354,446
15,760,000 Rockefeller Foundation 2 .492 10/01/50 9,092,048
TOTAL COMMERCIAL & PROFESSIONAL SERVICES 39,174,933
CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL - 0 .3%
11,000,000 Lowe's Cos, Inc 4 .800 04/01/26 10,793,273
5,525,000 Lowe's Cos, Inc 2 .800 09/15/41 3,568,653
5,300,000 Lowe's Cos, Inc 5 .750 07/01/53 4,943,968
TOTAL CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL 19,305,894
CONSUMER DURABLES & APPAREL - 0 .1%
5,270,000 Whirlpool Corp 2 .400 05/15/31 4,161,908
TOTAL CONSUMER DURABLES & APPAREL 4,161,908
CONSUMER SERVICES - 1 .2%
3,419,800 BB Blue Financing DAC 4 .395 09/20/29 3,312,768
2,800,000 Bush Foundation 2 .754 10/01/50 1,679,920
10,750,000 Conservation Fund 3 .474 12/15/29 9,076,922
4,040,000 Henry J Kaiser Family Foundation 3 .356 12/01/25 3,772,780
11,525,000 Massachusetts Higher Education Assistance Corp 2 .673 07/01/31 8,829,581
7,850,000 (a) Nature Conservancy SOFR 3 M + 1.342% 6 .714 02/01/24 7,866,001
8,231,000 Nature Conservancy 3 .957 03/01/52 6,234,840
4,100,000 New York Public Library Astor Lenox & Tilden
Foundations
4 .305 07/01/45 3,209,374
9,775,000 Preservation Of Affordable Housing, Inc 4 .479 12/01/32 8,810,609
45,000 Salvation Army 5 .637 09/01/26 44,765
5,000,000 Salvation Army 4 .528 09/01/48 4,353,274
6,350,000 Starbucks Corp 2 .450 06/15/26 5,878,360
5,000,000 YMCA of Greater New York 5 .021 08/01/38 4,196,723
1,500,000 YMCA of Greater New York 5 .151 08/01/48 1,178,203
TOTAL CONSUMER SERVICES 68,444,120
CONSUMER STAPLES DISTRIBUTION & RETAIL - 0 .4%
10,750,000 SYSCO Corp 2 .400 02/15/30 8,853,438
18,025,000 Walmart, Inc 1 .800 09/22/31 14,186,009
TOTAL CONSUMER STAPLES DISTRIBUTION & RETAIL 23,039,447
ENERGY - 2 .4%
10,000,000 (e) Aker BP ASA 4 .000 01/15/31 8,590,260
9,275,000 (e) Aker BP ASA 6 .000 06/13/33 8,964,076
4,360,000 BP Capital Markets America, Inc 4 .812 02/13/33 4,080,439
6,050,000 BP Capital Markets America, Inc 4 .893 09/11/33 5,679,880
9,875,000 BP Capital Markets America, Inc 2 .772 11/10/50 5,813,822
8,088,000 Cheniere Energy Partners LP 4 .000 03/01/31 6,914,722

Core Impact Bond Fund September 30, 2023

See Notes to Financial Statements
Portfolio of Investments
(continued)
Portfolio of Investments
(continued)
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
ENERGY—continued
$ 4,850,000 (e) Cheniere Energy Partners LP 5 .950% 06/30/33 $ 4,677,679
7,525,000 ConocoPhillips Co 5 .050 09/15/33 7,203,775
8,875,000 ConocoPhillips Co 5 .300 05/15/53 8,150,156
4,510,000 ConocoPhillips Co 5 .550 03/15/54 4,286,428
3,528,000 EQT Corp 6 .125 02/01/25 3,515,832
7,725,000 Equinor ASA 2 .375 05/22/30 6,486,292
3,000,000 Equinor ASA 3 .950 05/15/43 2,383,175
9,110,000 Equinor ASA 3 .250 11/18/49 6,088,458
3,350,000 ONEOK, Inc 4 .950 07/13/47 2,646,598
6,100,000 ONEOK, Inc 4 .450 09/01/49 4,387,216
6,825,000 Pioneer Natural Resources Co 5 .100 03/29/26 6,737,273
6,600,000 (e) Santos Finance Ltd 3 .649 04/29/31 5,273,147
1,270,000 (e),(g) Sunnova Energy Corp 5 .875 09/01/26 1,088,517
2,185,000 Total Capital International S.A. 3 .750 04/10/24 2,160,816
12,850,000 TotalEnergies Capital International S.A. 2 .986 06/29/41 8,955,560
11,550,000 TotalEnergies Capital International S.A. 3 .127 05/29/50 7,527,905
10,000,000 Williams Cos, Inc 5 .400 03/02/26 9,922,381
10,000,000 Williams Cos, Inc 5 .300 08/15/28 9,781,390
TOTAL ENERGY 141,315,797
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) - 0 .3%
3,500,000 (e) HAT Holdings I LLC 3 .375 06/15/26 3,110,917
3,900,000 Host Hotels & Resorts LP 2 .900 12/15/31 2,997,386
9,157,000 Regency Centers LP 3 .750 06/15/24 8,938,305
TOTAL EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) 15,046,608
FINANCIAL SERVICES - 4 .7%
10,600,000 Banco Bilbao Vizcaya Argentaria S.A. 9 .375 N/A(f) 10,517,856
5,400,000 (e),(g) BNP Paribas S.A. 8 .500 N/A(f) 5,282,942
10,000,000 (e) BPCE S.A. 2 .045 10/19/27 8,807,582
5,107,000 (e) BPCE S.A. 3 .116 10/19/32 3,803,954
3,000,000 (d) Canadian Imperial Bank of Commerce 6 .092 10/03/33 2,980,090
11,645,000 Community Preservation Corp 2 .867 02/01/30 9,680,808
5,820,000 Enterprise Community Loan Fund, Inc 4 .152 11/01/28 5,285,789
6,805,000 (e) Federation des Caisses Desjardins du Quebec 0 .450 10/07/23 6,800,885
5,625,000 (e) Federation des Caisses Desjardins du Quebec 5 .700 03/14/28 5,552,526
12,775,000 Ford Foundation 2 .815 06/01/70 7,019,430
10,000,000 Goldman Sachs Group, Inc 0 .855 02/12/26 9,267,202
10,000,000 (e) GPS Blue Financing DAC 5 .645 11/09/41 9,425,000
3,470,573 HNA LLC 2 .369 09/18/27 3,261,986
4,500,000 Low Income Investment Fund 3 .386 07/01/26 4,146,520
10,000,000 Low Income Investment Fund 3 .711 07/01/29 8,798,877
7,725,000 Mastercard, Inc 1 .900 03/15/31 6,136,201
14,500,000 Morgan Stanley 0 .791 01/22/25 14,219,281
11,950,000 Morgan Stanley 0 .985 12/10/26 10,661,219
2,211,000 National Rural Utilities Cooperative Finance Corp 3 .400 11/15/23 2,205,239
6,500,000 National Rural Utilities Cooperative Finance Corp 4 .150 12/15/32 5,785,628
1,992,000 National Rural Utilities Cooperative Finance Corp 5 .250 04/20/46 1,888,407
11,600,000 (a),(e) NatWest Markets plc SOFR + 0.530% 5 .871 08/12/24 11,562,892
1,869,000 Reinvestment Fund, Inc 3 .166 11/01/23 1,862,307
3,000,000 Reinvestment Fund, Inc 3 .600 02/15/24 2,958,043
2,500,000 Reinvestment Fund, Inc 3 .366 11/01/24 2,399,732
5,000,000 Reinvestment Fund, Inc 3 .513 11/01/25 4,635,287
5,000,000 Reinvestment Fund, Inc 3 .880 02/15/27 4,486,119
2,945,000 (e) Starwood Property Trust, Inc 4 .375 01/15/27 2,568,781
8,650,000 Toyota Motor Credit Corp 2 .150 02/13/30 7,133,427
9,000,000 (e) UBS Group AG. 1 .494 08/10/27 7,855,732
12,250,000 (e) UBS Group AG. 6 .327 12/22/27 12,230,327
7,500,000 (e) UBS Group AG. 6 .246 09/22/29 7,421,315
10,000,000 (e) UBS Group AG. 2 .746 02/11/33 7,560,439
9,950,000 (e) UBS Group AG. 6 .301 09/22/34 9,717,752

See Notes to Financial Statements
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
FINANCIAL SERVICES—continued
$ 14,500,000 Unilever Capital Corp 4 .875% 09/08/28 $ 14,283,312
10,000,000 Unilever Capital Corp 5 .000 12/08/33 9,684,107
10,000,000 Visa, Inc 1 .100 02/15/31 7,547,025
3,450,000 (e) WLB Asset II B Pte Ltd 3 .950 12/10/24 3,264,218
5,425,000 (e) WLB Asset II C Pte Ltd 3 .900 12/23/25 4,954,015
10,000,000 (e) WLB Asset II D Pte Ltd 6 .500 12/21/26 9,432,027
1,925,000 (e) WLB Asset II Pte Ltd 4 .000 01/14/24 1,891,120
TOTAL FINANCIAL SERVICES 274,975,399
FOOD, BEVERAGE & TOBACCO - 0 .9%
10,125,000 (e) Mars, Inc 4 .650 04/20/31 9,632,211
7,000,000 (e) NBM US Holdings, Inc 6 .625 08/06/29 6,385,056
6,600,000 (e) Nestle Holdings, Inc 4 .950 03/14/30 6,483,591
7,500,000 (e) Nestle Holdings, Inc 4 .850 03/14/33 7,247,409
10,000,000 PepsiCo, Inc 3 .900 07/18/32 9,112,081
20,310,000 PepsiCo, Inc 2 .875 10/15/49 13,274,489
TOTAL FOOD, BEVERAGE & TOBACCO 52,134,837
HEALTH CARE EQUIPMENT & SERVICES - 0 .6%
9,825,000 CVS Health Corp 5 .300 06/01/33 9,305,864
14,000,000 CVS Health Corp 5 .050 03/25/48 11,631,835
2,250,000 Mary Free Bed Rehabilitation Hospital 3 .786 04/01/51 1,478,195
7,000,000 Revvity, Inc 2 .250 09/15/31 5,320,197
10,385,000 Stanford Health Care 3 .027 08/15/51 6,572,362
TOTAL HEALTH CARE EQUIPMENT & SERVICES 34,308,453
HOUSEHOLD & PERSONAL PRODUCTS - 0 .5%
5,300,000 Procter & Gamble Co 3 .000 03/25/30 4,708,202
12,125,000 Procter & Gamble Co 1 .200 10/29/30 9,385,013
3,000,000 Unilever Capital Corp 0 .626 08/12/24 2,872,004
6,125,000 Unilever Capital Corp 1 .375 09/14/30 4,723,853
9,425,000 Unilever Capital Corp 2 .625 08/12/51 5,687,685
TOTAL HOUSEHOLD & PERSONAL PRODUCTS 27,376,757
INSURANCE - 0 .7%
4,975,000 (e) Five Corners Funding Trust 4 .419 11/15/23 4,961,973
12,075,000 (e) Five Corners Funding Trust II 2 .850 05/15/30 10,068,213
11,400,000 (e) Muenchener Rueckversicherungs-Gesellschaft AG. in
Muenchen
5 .875 05/23/42 10,978,382
5,000,000 Progressive Corp 3 .700 01/26/45 3,602,894
2,000,000 Prudential Financial, Inc 1 .500 03/10/26 1,813,697
11,135,000 (e) USAA Capital Corp 2 .125 05/01/30 8,946,602
TOTAL INSURANCE 40,371,761
MATERIALS - 1 .0%
10,500,000 Air Products and Chemicals, Inc 4 .800 03/03/33 10,073,319
7,250,000 (e) Cemex SAB de C.V. 9 .125 N/A(f) 7,547,286
10,750,000 (e) FMG Resources August 2006 Pty Ltd 6 .125 04/15/32 9,775,796
1,434,000 International Paper Co 4 .800 06/15/44 1,174,320
2,740,000 (e) LG Chem Ltd 3 .625 04/15/29 2,473,538
5,000,000 Newmont Corp 2 .250 10/01/30 3,980,802
9,875,000 PPG Industries, Inc 1 .200 03/15/26 8,862,706
3,500,000 Sonoco Products Co 1 .800 02/01/25 3,301,238
5,525,000 Sonoco Products Co 2 .250 02/01/27 4,902,488
10,000,000 Teck Resources Ltd 3 .900 07/15/30 8,692,090
TOTAL MATERIALS 60,783,583
MEDIA & ENTERTAINMENT - 0 .5%
11,250,000 (g) Comcast Corp 4 .650 02/15/33 10,532,426
6,475,000 Pfizer Investment Enterprises Pte Ltd 5 .110 05/19/43 5,946,296

Core Impact Bond Fund September 30, 2023

See Notes to Financial Statements
Portfolio of Investments
(continued)
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
MEDIA & ENTERTAINMENT—continued
$ 16,481,670 (e) Sweihan PV Power Co PJSC 3 .625% 01/31/49 $ 12,753,022
TOTAL MEDIA & ENTERTAINMENT 29,231,744
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 1 .6%
13,450,000 Amgen, Inc 5 .250 03/02/33 12,857,647
4,800,000 Amgen, Inc 5 .600 03/02/43 4,462,477
10,800,000 Amgen, Inc 5 .650 03/02/53 10,107,966
12,550,000 Merck & Co, Inc 2 .150 12/10/31 9,924,363
8,800,000 Merck & Co, Inc 2 .750 12/10/51 5,314,773
6,650,000 Pfizer Investment Enterprises Pte Ltd 4 .650 05/19/25 6,558,104
8,375,000 Pfizer Investment Enterprises Pte Ltd 4 .750 05/19/33 7,916,701
15,000,000 Pfizer Investment Enterprises Pte Ltd 5 .300 05/19/53 13,937,288
2,500,000 Pfizer, Inc 2 .625 04/01/30 2,135,117
5,400,000 Pfizer, Inc 1 .750 08/18/31 4,184,140
10,000,000 Takeda Pharmaceutical Co Ltd 2 .050 03/31/30 8,041,367
8,500,000 Takeda Pharmaceutical Co Ltd 3 .175 07/09/50 5,378,781
TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES 90,818,724
REAL ESTATE MANAGEMENT & DEVELOPMENT - 0 .2%
8,000,000 National Community Renaissance of California 3 .270 12/01/32 6,303,809
1,925,000 NHP Foundation 5 .850 12/01/28 1,973,260
4,850,000 NHP Foundation 6 .000 12/01/33 4,963,490
TOTAL REAL ESTATE MANAGEMENT & DEVELOPMENT 13,240,559
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 0 .4%
10,050,000 (g) Intel Corp 4 .150 08/05/32 9,145,357
8,158,000 NXP BV 3 .400 05/01/30 6,976,180
10,000,000 Texas Instruments, Inc 5 .050 05/18/63 8,863,279
TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT 24,984,816
SOFTWARE & SERVICES - 0 .0%
3,250,000 Autodesk, Inc 2 .400 12/15/31 2,561,940
TOTAL SOFTWARE & SERVICES 2,561,940
TECHNOLOGY HARDWARE & EQUIPMENT - 0 .1%
5,750,000 Apple, Inc 3 .000 06/20/27 5,356,391
TOTAL TECHNOLOGY HARDWARE & EQUIPMENT 5,356,391
TELECOMMUNICATION SERVICES - 0 .2%
5,022,000 (a) Verizon Communications, Inc SOFR + 0.790% 6 .135 03/20/26 5,045,916
9,547,000 Verizon Communications, Inc 2 .550 03/21/31 7,601,656
TOTAL TELECOMMUNICATION SERVICES 12,647,572
TRANSPORTATION - 0 .1%
6,000,000 Norfolk Southern Corp 2 .300 05/15/31 4,809,711
TOTAL TRANSPORTATION 4,809,711
UTILITIES - 7 .6%
7,500,000 AES Corp 5 .450 06/01/28 7,239,842
3,750,000 (e) AIB Group plc 6 .608 09/13/29 3,734,405
12,350,000 Ameren Illinois Co 2 .900 06/15/51 7,448,669
4,500,000 Atlantic City Electric Co 2 .300 03/15/31 3,566,746
5,420,000 (e),(g) Atlantica Sustainable Infrastructure plc 4 .125 06/15/28 4,676,468
3,345,000 Avangrid, Inc 3 .150 12/01/24 3,224,748
7,500,000 Avangrid, Inc 3 .800 06/01/29 6,665,213
2,025,000 Avista Corp 4 .350 06/01/48 1,551,734
7,050,000 (e) Brooklyn Union Gas Co 4 .632 08/05/27 6,675,414
10,000,000 (e) Brooklyn Union Gas Co 4 .866 08/05/32 8,917,750
9,850,000 CenterPoint Energy Houston Electric LLC 2 .350 04/01/31 7,932,927
2,986,000 CenterPoint Energy Houston Electric LLC 3 .350 04/01/51 1,988,564
3,050,000 CMS Energy Corp 4 .750 06/01/50 2,601,833

See Notes to Financial Statements
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
UTILITIES—continued
$ 8,850,000 (e) Colbun S.A. 3 .150% 01/19/32 $ 7,143,267
14,500,000 Commonwealth Edison Co 2 .750 09/01/51 8,223,318
6,475,000 (e) Consorcio Transmantaro SA 4 .700 04/16/34 5,769,421
5,438,000 Consumers Energy Co 2 .500 05/01/60 2,845,005
5,046,165 (e) Continental Wind LLC 6 .000 02/28/33 5,043,055
7,115,000 Dominion Energy, Inc 3 .600 03/15/27 6,624,773
8,325,000 Dominion Energy, Inc 4 .350 N/A(f) 7,187,904
4,850,000 Dominion Energy, Inc (Step Bond) 3 .071 08/15/24 4,721,489
16,725,000 DTE Electric Co 1 .900 04/01/28 14,462,139
9,025,000 DTE Electric Co 3 .250 04/01/51 5,810,630
12,000,000 DTE Energy Co 2 .850 10/01/26 11,016,449
3,688,000 Duke Energy Carolinas LLC 2 .850 03/15/32 3,010,133
10,000,000 Duke Energy Florida LLC 2 .500 12/01/29 8,476,392
8,875,000 Duke Energy Florida LLC 3 .000 12/15/51 5,404,702
1,000,000 Duke Energy Progress LLC 3 .450 03/15/29 906,730
7,059,000 (e) Electricite de France S.A. 3 .625 10/13/25 6,782,262
4,250,000 Evergy Kansas Central, Inc 2 .550 07/01/26 3,936,710
6,375,000 Florida Power & Light Co 4 .625 05/15/30 6,082,614
8,882,000 Georgia Power Co 3 .250 04/01/26 8,372,115
250,000 Georgia Power Co 3 .250 03/15/51 158,401
8,700,000 Georgia Power Co 5 .125 05/15/52 7,665,685
7,558,200 (e) India Cleantech Energy 4 .700 08/10/26 6,549,180
5,000,000 (e) International Development Association 0 .875 04/28/26 4,491,449
9,700,000 Interstate Power and Light Co 3 .500 09/30/49 6,318,995
10,750,000 (e) Liberty Utilities Finance GP 2 .050 09/15/30 8,287,930
2,498,000 (e) Massachusetts Electric Co 1 .729 11/24/30 1,875,503
6,875,000 MidAmerican Energy Co 3 .100 05/01/27 6,362,467
5,000,000 MidAmerican Energy Co 5 .350 01/15/34 4,933,417
12,626,000 National Fuel Gas Co 5 .500 01/15/26 12,417,246
5,600,000 National Fuel Gas Co 5 .500 10/01/26 5,523,045
200,000 National Fuel Gas Co 3 .950 09/15/27 183,294
11,274,000 National Fuel Gas Co 2 .950 03/01/31 8,860,674
11,250,000 (e) New York State Electric & Gas Corp 2 .150 10/01/31 8,385,604
10,500,000 (e) Niagara Mohawk Power Corp 1 .960 06/27/30 8,176,437
5,250,000 Northwest Natural Gas Co 3 .078 12/01/51 3,056,054
10,975,000 Pacific Gas and Electric Co 6 .700 04/01/53 10,307,235
7,025,000 PacifiCorp 5 .500 05/15/54 5,958,005
7,075,000 Piedmont Natural Gas Co, Inc 3 .350 06/01/50 4,358,521
3,625,000 Public Service Co of Colorado 3 .200 03/01/50 2,273,485
4,875,000 Public Service Electric and Gas Co 4 .650 03/15/33 4,582,364
6,150,000 Public Service Electric and Gas Co 3 .200 08/01/49 4,050,071
7,675,000 Public Service Electric and Gas Co 5 .125 03/15/53 6,994,895
5,325,000 San Diego Gas & Electric Co 4 .950 08/15/28 5,183,894
7,500,000 San Diego Gas & Electric Co 4 .150 05/15/48 5,700,471
13,988,000 San Diego Gas & Electric Co 2 .950 08/15/51 8,470,287
2,882,136 SCE Recovery Funding LLC 1 .977 11/15/28 2,636,519
7,100,000 SCE Recovery Funding LLC 2 .943 11/15/42 5,337,572
2,640,000 SCE Recovery Funding LLC 3 .240 11/15/46 1,734,064
3,000,000 Sempra 4 .875 N/A(f) 2,842,459
6,250,000 (e) Sociedad de Transmision Austral S.A. 4 .000 01/27/32 5,279,120
2,217,715 (e) Solar Star Funding LLC 3 .950 06/30/35 1,891,598
4,471,034 (e) Solar Star Funding LLC 5 .375 06/30/35 4,187,621
750,000 Southern California Edison Co 2 .750 02/01/32 599,703
5,000,000 Southern California Edison Co 3 .450 02/01/52 3,187,844
9,538,000 Southern Power Co 4 .150 12/01/25 9,218,843
7,000,000 Southwestern Electric Power Co 3 .250 11/01/51 4,204,106
18,529,000 Southwestern Public Service Co 3 .150 05/01/50 11,388,266
4,702,640 (e) Star Energy Geothermal Wayang Windu Ltd 6 .750 04/24/33 4,512,899
2,000,000 (e) TerraForm Power Operating LLC 5 .000 01/31/28 1,815,000
7,031,151 (e) Topaz Solar Farms LLC 4 .875 09/30/39 6,320,161
6,650,710 (e) Topaz Solar Farms LLC 5 .750 09/30/39 6,146,320

Core Impact Bond Fund September 30, 2023

See Notes to Financial Statements
Portfolio of Investments
(continued)
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
UTILITIES—continued
$ 7,945,676 (e) UEP Penonome II S.A. 6 .500% 10/01/38 $ 6,001,191
15,000,000 Union Electric Co 2 .150 03/15/32 11,494,026
16,400,000 Union Electric Co 2 .625 03/15/51 9,306,917
3,625,000 (e) Vistra Corp 7 .000 N/A(f) 3,307,813
TOTAL UTILITIES 440,580,072
TOTAL CORPORATE BONDS 1,675,884,968
(Cost $1,958,766,552)
GOVERNMENT BONDS - 52 .1%
AGENCY SECURITIES - 2 .6%
12,394,376 Crowley Conro LLC 4 .181 08/15/43 11,324,959
309,455 Ethiopian Leasing LLC 2 .566 08/14/26 290,896
22,692,000 (g) Federal Home Loan Mortgage Corp (FHLMC) 0 .250 12/04/23 22,491,031
8,600,000 Federal National Mortgage Association (FNMA) 0 .625 04/22/25 8,003,542
7,909,000 Hashemite Kingdom of Jordan Government AID Bond 3 .000 06/30/25 7,522,657
1,090,000 (a) Housing and Urban Development Corp Ltd LIBOR 6 M + 0.035% 5 .937 09/15/30 1,084,840
4,496,817 Overseas Private Investment Corp (OPIC) 1 .790 10/15/29 4,004,947
11,242,042 OPIC 2 .360 10/15/29 10,194,039
782,400 OPIC 4 .140 05/15/30 748,556
8,569,121 OPIC 3 .430 06/01/33 7,763,205
5,241,720 OPIC 2 .040 06/15/35 4,294,175
9,241,052 OPIC 2 .290 07/15/38 7,375,827
5,082,579 OPIC 2 .450 07/15/38 4,103,713
2,900,000 Private Export Funding Corp (PEFCO) 3 .250 06/15/25 2,789,674
6,950,000 PEFCO 3 .900 10/15/27 6,705,490
14,057,189 Thirax   LLC 0 .968 01/14/33 11,683,218
3,558,433 Thirax 2 LLC 2 .320 01/22/34 3,103,264
3,850,000 Tote Shipholdings LLC 3 .400 10/16/40 3,396,867
2,478,000 Tote Shipholdings LLC 3 .450 01/22/41 2,168,839
1,775,000 United States International Development Finance Corp 1 .440 04/15/28 1,533,439
1,000,000 United States International Development Finance Corp 1 .650 04/15/28 870,997
1,386,519 United States International Development Finance Corp 1 .050 10/15/29 1,205,771
3,973,652 United States International Development Finance Corp 1 .670 07/15/38 3,029,193
2,152,000 US Department of Housing and Urban Development
(HUD)
2 .960 08/01/24 2,107,830
3,726,000 HUD 2 .870 08/01/27 3,423,235
420,000 HUD 5 .380 08/01/27 420,891
4,675,000 HUD 2 .985 08/01/28 4,260,849
1,931,000 HUD 3 .185 08/01/29 1,746,662
1,750,000 HUD 3 .585 08/01/37 1,448,444
666,666 VCM Lease S.A. 2 .516 09/28/27 628,526
3,958,000 Vessel Management Services, Inc 3 .432 08/15/36 3,504,817
7,420,000 Vessel Management Services, Inc 3 .477 01/16/37 6,592,870
1,321,415 (a) Washington Aircraft 2 Co Ltd CME Term SOFR 3 Month +
0.692%
6 .091 06/26/24 1,321,596
TOTAL AGENCY SECURITIES 151,144,859
FOREIGN GOVERNMENT BONDS - 9 .6%
11,850,000 (e) Arab Petroleum Investments Corp 1 .483 10/06/26 10,556,786
1,000,000 (g) Asian Development Bank 2 .125 03/19/25 954,108
9,670,000 Asian Development Bank 4 .625 06/13/25 9,572,572
9,732,000 Asian Development Bank 1 .750 08/14/26 8,914,382
12,694,000 Asian Development Bank 3 .125 09/26/28 11,779,884
10,000,000 Asian Development Bank 3 .875 06/14/33 9,323,746
5,375,000 Asian Infrastructure Investment Bank 4 .875 09/14/26 5,362,826
EUR 7,925,000 (e) Banque Ouest Africaine de Developpement 2 .750 01/22/33 5,894,923
10,000,000 BB Blue Financing DAC 4 .395 09/20/37 9,508,502
7,500,000 (e) BNG Bank NV 2 .625 02/27/24 7,406,996
17,250,000 (e) BNG Bank NV 3 .500 05/19/28 16,292,293
CLP 5,975,000,000 (e) Bonos de la Tesoreria de la Republica en pesos 2 .300 10/01/28 5,575,654
8,500,000 (e) Caisse d'Amortissement de la Dette Sociale 0 .375 09/23/25 7,736,114

See Notes to Financial Statements
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
FOREIGN GOVERNMENT BONDS—continued
$ 12,250,000 (e) Caisse d'Amortissement de la Dette Sociale 4 .875% 09/19/26 $ 12,210,114
4,750,000 (e) Caisse d'Amortissement de la Dette Sociale 1 .375 01/20/31 3,727,294
5,000,000 (e) Caisse d'Amortissement de la Dette Sociale 2 .125 01/26/32 4,050,371
19,600,000 Canada Government International Bond 2 .875 04/28/25 18,883,536
12,605,000 Canada Government International Bond 3 .750 04/26/28 12,102,810
1,390,000 Canal Barge Co, Inc 4 .500 11/12/34 1,315,556
7,000,000 (e) CDP Financial, Inc 1 .000 05/26/26 6,273,617
1,460,000 (d) Central American Bank for Economic Integration 6 .476 11/15/24 1,458,131
5,975,000 (e) Central American Bank for Economic Integration 5 .000 02/09/26 5,862,465
4,625,000 Council Of Europe Development Bank 3 .000 06/16/25 4,448,193
12,500,000 (e) Development Bank of Japan, Inc 0 .500 03/04/24 12,228,500
15,000,000 European Bank for Reconstruction & Development 1 .625 09/27/24 14,419,874
1,000,000 European Bank for Reconstruction & Development 1 .500 02/13/25 948,390
1,250,000 European Investment Bank 2 .375 05/24/27 1,150,410
3,725,000 European Investment Bank 0 .625 10/21/27 3,168,693
3,750,000 European Investment Bank 3 .250 11/15/27 3,546,358
10,500,000 European Investment Bank 1 .625 10/09/29 8,860,992
10,279,000 European Investment Bank 0 .750 09/23/30 7,895,865
3,735,000 European Investment Bank 3 .750 02/14/33 3,465,290
9,300,000 (e) European Stability Mechanism 1 .375 09/11/24 8,935,719
10,875,000 Export Development Canada 3 .375 08/26/25 10,522,586
13,050,000 Export Development Canada 3 .875 02/14/28 12,573,330
25,000,000 Federal Home Loan Mortgage Corp (FHLMC) 1 .540 08/17/35 16,578,434
3,968,000 Hydro-Quebec 8 .050 07/07/24 4,026,271
2,500,000 Inter-American Development Bank 1 .125 01/13/31 1,946,522
12,250,000 Inter-American Development Bank 3 .500 04/12/33 11,080,298
10,625,000 Inter-American Investment Corp 2 .625 04/22/25 10,170,922
17,500,000 Inter-American Investment Corp 4 .125 02/15/28 16,924,791
3,215,000 (a) International Bank for Reconstruction & Development SOFR + 0.390% 5 .734 06/17/24 3,220,305
4,750,000 International Bank for Reconstruction & Development 3 .125 11/20/25 4,557,675
20,000,000 International Bank for Reconstruction & Development 0 .000 03/31/27 17,796,400
5,000,000 International Bank for Reconstruction & Development 0 .000 03/31/28 4,806,305
2,900,000 International Bank for Reconstruction & Development 2 .750 05/31/36 2,264,166
5,000,000 International Finance Corp 4 .750 03/16/26 4,965,675
3,250,000 (g) International Finance Corp 2 .126 04/07/26 3,030,242
1,050,000 International Finance Facility for Immunisation Co 0 .375 11/06/23 1,045,008
9,893,000 International Finance Facility for Immunisation Co 1 .000 04/21/26 8,915,053
8,750,000 (g) Japan International Cooperation Agency 1 .750 04/28/31 6,865,214
6,000,000 (e) Kommunalbanken AS. 2 .125 02/11/25 5,731,764
6,445,000 (e) Korea Electric Power Corp 1 .125 06/15/25 5,971,903
9,200,000 (a) Kreditanstalt fuer Wiederaufbau SOFR + 1.000% 6 .341 02/12/24 9,230,113
11,750,000 Kreditanstalt fuer Wiederaufbau 0 .250 03/08/24 11,487,320
9,537,000 Kreditanstalt fuer Wiederaufbau 1 .000 10/01/26 8,517,945
3,586,000 Kreditanstalt fuer Wiederaufbau 0 .750 09/30/30 2,748,073
13,250,000 Landwirtschaftliche Rentenbank 0 .875 09/03/30 10,206,823
10,000,000 (e) Nederlandse Waterschapsbank NV 1 .750 01/15/25 9,524,602
7,750,000 (e) Nederlandse Waterschapsbank NV 2 .375 03/24/26 7,257,217
12,375,000 (e) Nederlandse Waterschapsbank NV 4 .000 06/01/28 11,951,523
7,666,000 (e) OMERS Finance Trust 3 .500 04/19/32 6,676,539
2,125,000 (e) OMERS Finance Trust 4 .000 04/19/52 1,545,254
16,375,000 (e) OPEC Fund for International Development 4 .500 01/26/26 15,992,380
5,900,000 (e) Perusahaan Penerbit SBSN Indonesia III 3 .900 08/20/24 5,804,126
12,175,000 Province of British Columbia Canada 4 .200 07/06/33 11,400,801
5,000,000 Province of Quebec Canada 2 .750 04/12/27 4,641,128
15,000,000 (g) Province of Quebec Canada 1 .900 04/21/31 12,168,934
10,625,000 Province of Quebec Canada 4 .500 09/08/33 10,194,561
10,000,000 Republic of Italy Government International Bond 2 .875 10/17/29 8,554,014
10,750,000 Republic of Italy Government International Bond 4 .000 10/17/49 7,357,701
4,250,000 Seychelles International Bond 6 .500 10/11/28 3,612,925
TOTAL FOREIGN GOVERNMENT BONDS 555,695,807

Core Impact Bond Fund September 30, 2023

See Notes to Financial Statements
Portfolio of Investments
(continued)
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
MORTGAGE BACKED - 21 .5%
$ 45,381,618 (a),(e) Citigroup Mortgage Loan Trust 0 .156% 02/25/52 $ 344,955
5,084,788 (a),(e) Citigroup Mortgage Loan Trust 0 .250 02/25/52 61,177
2,000,000 (a),(e) Connecticut Avenue Securities Trust 30 D AVG SOFR + 5.350% 10 .665 05/25/43 2,132,215
5,364,925 Federal Home Loan Mortgage Corp (FHLMC) 2 .310 12/01/31 4,393,422
6,875,000 FHLMC 3 .740 06/01/37 5,850,571
2,284,617 FHLMC 3 .400 12/01/37 1,873,161
5,646,500 FHLMC 4 .300 12/01/37 5,019,214
1,858,899 FHLMC 3 .500 03/01/38 1,538,721
3,420,604 FHLMC 4 .550 07/01/38 3,132,640
451,030 (a) FHLMC 30 D AVG SOFR + 5.806% 0 .492 03/15/44 32,534
4,452,833 FHLMC 3 .500 01/15/47 3,673,483
4,686,649 FHLMC 4 .000 01/15/48 4,228,899
2,453,873 FHLMC 4 .000 03/15/48 2,168,631
722,182 (a) FHLMC 30 D AVG SOFR + 9.737% 1 .236 06/15/48 615,599
628,793 (a) FHLMC 30 D AVG SOFR + 9.657% 1 .156 10/15/48 520,008
2,447,021 FHLMC 2 .000 09/25/50 319,099
7,704,857 FHLMC 3 .000 09/25/50 4,802,204
3,822,093 FHLMC 3 .000 10/25/50 2,406,417
14,416,783 FHLMC 2 .500 02/25/51 2,479,587
4,408,181 FHLMC 2 .500 05/25/51 2,434,869
8,264,673 FHLMC 3 .000 11/01/51 6,953,679
386,001 FHLMC 3 .000 11/01/51 323,563
1,473,959 FHLMC 3 .000 11/01/51 1,240,148
980,507 FHLMC 3 .000 11/01/51 830,727
15,889,861 FHLMC 2 .500 02/01/52 12,742,862
11,027,175 FHLMC 2 .500 03/01/52 8,841,788
9,975,432 FHLMC 4 .000 04/01/52 8,891,005
15,116,667 FHLMC 3 .500 05/01/52 13,013,342
7,531,526 FHLMC 3 .500 06/01/52 6,496,625
9,168,837 FHLMC 4 .500 06/01/52 8,422,340
8,730,738 FHLMC 4 .500 07/01/52 8,020,491
1,389,055 FHLMC 4 .000 08/25/52 1,035,467
2,567,074 FHLMC 4 .500 10/25/52 2,119,904
10,595,972 FHLMC 6 .000 11/01/52 10,472,580
3,114,018 FHLMC 5 .500 11/25/52 2,917,772
2,868,789 FHLMC 3 .500 12/01/52 2,468,514
7,963,900 FHLMC 5 .000 01/01/53 7,519,010
2,023,755 FHLMC 5 .500 02/25/53 1,851,776
18,777,758 FHLMC 5 .500 08/01/53 18,153,692
83,200 Federal Home Loan Mortgage Corp Gold (FGLMC) 5 .000 06/01/36 81,610
79,001 FGLMC 4 .000 06/01/42 72,066
78,736 FGLMC 4 .500 12/01/43 74,533
75,711 FGLMC 4 .500 02/01/44 71,660
683,924 FGLMC 5 .000 08/01/44 670,209
132,789 FGLMC 3 .500 04/01/45 117,200
2,820,649 FGLMC 3 .500 08/01/45 2,493,239
1,561,216 FGLMC 3 .500 02/01/47 1,378,865
187,997 FGLMC 4 .500 06/01/47 176,803
285,029 FGLMC 4 .000 09/01/47 259,360
62,092 FGLMC 3 .500 12/01/47 54,784
1,293,937 FGLMC 4 .500 08/01/48 1,213,815
46,537 Federal National Mortgage Association (FNMA) 3 .500 07/01/26 45,338
3,472,100 (a) FNMA 2 .899 02/25/27 3,236,871
9,066,758 (a) FNMA 3 .412 06/25/28 8,424,834
16,800,000 FNMA 0 .875 08/05/30 12,971,576
11,250,000 (a) FNMA 1 .517 11/25/30 8,749,893
15,500,000 (a) FNMA 1 .287 01/25/31 11,854,330
229,837 FNMA 3 .500 05/01/32 216,014
3,428,303 FNMA 3 .000 10/01/32 3,169,815
116,732 FNMA 5 .500 11/01/38 116,458
3,290,722 FNMA 3 .000 05/01/40 2,835,676

See Notes to Financial Statements
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
MORTGAGE BACKED—continued
$ 929,283 FNMA 3 .500% 05/01/40 $ 825,552
250,016 FNMA 5 .000 09/01/40 244,439
388,355 FNMA 5 .000 04/01/41 379,531
1,282,706 FNMA 4 .000 09/01/42 1,168,994
585,993 (a) FNMA 30 D AVG SOFR + 5.836% 0 .521 09/25/43 47,061
38,606,486 FNMA 4 .000 05/01/44 35,134,364
42,223 FNMA 4 .500 06/01/44 39,584
239,579 FNMA 4 .500 06/01/44 224,607
103,234 FNMA 4 .500 08/01/44 96,783
194,394 FNMA 4 .500 11/01/44 182,295
573,740 FNMA 4 .000 01/01/45 522,691
194,494 FNMA 4 .500 03/01/45 182,337
580,009 FNMA 3 .500 01/01/46 509,789
640,949 FNMA 4 .000 04/01/46 582,444
830,500 FNMA 3 .500 06/01/46 731,172
1,157,862 FNMA 3 .500 07/01/46 1,019,381
1,574,520 FNMA 3 .500 07/01/46 1,395,382
1,726,258 FNMA 3 .500 08/01/46 1,520,089
2,265,212 FNMA 3 .000 10/01/46 1,883,256
122,657 FNMA 4 .500 05/01/47 115,873
435,597 FNMA 4 .000 10/01/47 395,296
3,835,520 FNMA 3 .500 11/01/47 3,391,133
233,955 FNMA 4 .500 11/01/47 219,492
88,828 FNMA 3 .500 01/01/48 78,179
2,960,492 FNMA 3 .500 01/01/48 2,597,668
835,612 FNMA 4 .500 01/01/48 782,572
216,103 FNMA 4 .500 02/01/48 202,389
3,065,827 FNMA 3 .500 02/25/48 2,475,731
541,222 FNMA 4 .500 05/01/48 506,663
412,293 FNMA 4 .500 05/01/48 385,873
215,492 FNMA 5 .000 08/01/48 206,826
9,381,321 FNMA 4 .500 10/01/48 9,120,345
13,613,640 FNMA 3 .000 07/01/50 11,429,892
4,373,746 FNMA 2 .000 08/25/50 599,442
4,741,479 FNMA 2 .000 10/25/50 2,897,911
12,181,476 FNMA 2 .500 11/25/50 1,717,089
4,193,902 FNMA 3 .000 12/25/50 687,491
4,083,644 FNMA 3 .000 02/25/51 619,170
32,648,888 FNMA 2 .000 04/01/51 24,885,309
2,089,986 FNMA 3 .000 09/01/51 1,751,909
4,575,103 FNMA 2 .500 11/25/51 608,289
11,667,533 FNMA 2 .500 02/01/52 9,323,082
6,556,362 FNMA 2 .500 02/01/52 5,248,757
7,426,082 FNMA 3 .500 02/01/52 6,466,733
7,774,638 FNMA 2 .000 03/01/52 5,949,709
1,789,244 FNMA 2 .500 04/01/52 1,434,480
12,290,407 FNMA 3 .000 04/01/52 10,203,813
1,492,665 FNMA 3 .000 04/01/52 1,244,504
11,852,746 FNMA 3 .000 04/01/52 9,848,704
1,322,370 FNMA 3 .500 04/01/52 1,138,959
11,917,494 FNMA 3 .500 05/01/52 10,260,717
18,416,633 FNMA 3 .500 05/01/52 15,859,245
21,403,010 FNMA 4 .000 05/01/52 19,073,137
1,838,798 FNMA 4 .000 05/25/52 1,279,398
16,177,464 FNMA 3 .500 06/01/52 13,963,901
10,368,907 FNMA 4 .000 06/01/52 9,240,345
4,425,688 FNMA 4 .500 06/01/52 4,065,863
18,671,138 FNMA 4 .000 07/01/52 16,638,892
8,152,292 FNMA 4 .000 07/01/52 7,261,553
3,880,731 FNMA 4 .500 07/01/52 3,565,330
29,033,829 FNMA 4 .500 07/01/52 26,669,114

Core Impact Bond Fund September 30, 2023

See Notes to Financial Statements
Portfolio of Investments
(continued)
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
MORTGAGE BACKED—continued
$ 5,304,393 FNMA 4 .500% 07/25/52 $ 4,555,187
18,263,699 FNMA 5 .000 08/01/52 17,248,159
2,276,202 FNMA 4 .500 08/25/52 1,777,023
44,690,788 FNMA 4 .000 09/01/52 39,808,445
149,948,086 FNMA 4 .500 09/01/52 137,733,742
7,638,005 FNMA 5 .000 09/01/52 7,212,703
1,743,832 FNMA 4 .000 09/25/52 1,324,945
1,985,048 FNMA 4 .000 09/25/52 1,612,989
55,700,552 FNMA 4 .000 10/01/52 49,621,239
9,411,732 FNMA 4 .500 10/01/52 8,645,328
46,818,222 FNMA 5 .000 10/01/52 44,203,930
1,673,504 FNMA 4 .500 10/25/52 1,465,106
1,908,840 FNMA 4 .500 10/25/52 1,694,756
28,447,279 FNMA 4 .500 11/01/52 26,130,123
3,181,054 FNMA 5 .500 11/25/52 2,919,876
6,425,090 FNMA 5 .500 12/01/52 6,215,110
129,419 FNMA 5 .000 01/01/53 122,189
22,672,155 FNMA 5 .000 02/01/53 21,405,336
51,879,570 FNMA 5 .500 06/01/53 50,155,387
11,412,637 Freddie Mac Multifamily Variable Rate Certificate 2 .875 07/25/36 9,361,255
550,479 Government National Mortgage Association (GNMA) 2 .690 06/15/33 501,113
4,133,908 GNMA 5 .000 01/20/40 884,303
28,598 GNMA 5 .000 06/20/42 28,065
7,684,198 GNMA 2 .500 12/20/43 6,611,276
11,197,279 GNMA 2 .750 01/15/45 9,575,240
2,386,594 GNMA 3 .000 03/20/45 2,030,150
477,219 GNMA 4 .000 06/20/46 62,880
2,385,115 GNMA 3 .500 12/20/46 2,119,403
1,622,874 GNMA 3 .500 01/20/47 1,443,605
3,007,576 (a) GNMA SOFR 1 M + 5.986% 0 .661 03/20/50 288,575
1,445,998 GNMA 3 .500 10/20/50 1,276,355
4,542,981 GNMA 3 .000 07/20/51 3,871,734
8,847,822 GNMA 3 .000 11/20/51 5,752,841
9,652,330 GNMA 3 .000 12/20/51 6,309,535
7,705,159 GNMA 3 .000 01/20/52 5,216,443
4,340,214 GNMA 2 .500 02/20/52 3,418,573
8,020,000 GNMA 3 .000 02/20/52 4,991,071
5,490,112 GNMA 4 .000 04/20/52 4,297,197
46,797,962 GNMA 3 .000 05/20/52 39,675,375
16,600,384 GNMA 3 .500 07/20/52 14,543,547
2,346,829 GNMA 4 .000 07/20/52 1,729,050
7,345,559 GNMA 4 .000 08/20/52 6,619,024
34,542,937 GNMA 4 .000 09/20/52 31,126,315
4,168,129 GNMA 4 .500 09/20/52 3,498,605
3,396,167 GNMA 4 .500 09/20/52 2,935,599
2,835,095 GNMA 4 .500 09/20/52 2,436,694
2,416,121 GNMA 4 .500 09/20/52 1,959,751
14,685,434 GNMA 5 .000 11/20/52 13,940,495
24,726,724 GNMA 3 .500 12/20/52 21,662,904
16,552,766 GNMA 4 .500 12/20/52 15,305,045
2,838,403 GNMA 4 .500 02/20/53 2,364,598
2,565,832 GNMA 5 .500 02/20/53 2,304,166
5,257,885 (a) GNMA 30 D AVG SOFR + 23.205% 2 .479 08/20/53 4,952,788
4,235,794 GNMA 3 .000 08/20/53 3,590,849
3,739,874 (a) GNMA 30 D AVG SOFR + 25.350% 4 .624 08/20/53 3,775,042
1,040,354 (a),(e) GS Mortgage-Backed Securities Corp Trust 2 .500 08/25/51 765,620
7,238,611 (a) HUD Office of the Secretary (GNMA) 30 D AVG SOFR + 6.950% 1 .636 05/20/53 433,473
13,670,031 (a),(e) JP Morgan Mortgage Trust 0 .128 06/25/51 71,866
23,957,228 (a),(e) JP Morgan Mortgage Trust 0 .112 11/25/51 125,852
23,769,249 (a),(e) JP Morgan Mortgage Trust 0 .121 12/25/51 130,032
10,501,723 (e) JP Morgan Mortgage Trust 0 .224 07/25/52 102,458

See Notes to Financial Statements
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
MORTGAGE BACKED—continued
$ 317,003 (a),(e) Structured Agency Credit Risk Debt Note (STACR) 30 D AVG SOFR + 1.500% 6 .815% 10/25/41 $ 312,853
725,000 (a),(e) STACR 30 D AVG SOFR + 2.500% 7 .815 01/25/42 710,370
6,245,000 (a),(e) STACR 30 D AVG SOFR + 2.400% 7 .715 02/25/42 6,288,571
2,530,000 (a),(e) STACR 30 D AVG SOFR + 4.750% 10 .065 02/25/42 2,568,229
7,030,000 (a),(e) STACR 30 D AVG SOFR + 2.900% 8 .215 04/25/42 7,196,119
1,830,000 (a),(e) STACR 30 D AVG SOFR + 5.650% 8 .647 04/25/42 1,942,676
15,265,000 (a),(e) STACR 30 D AVG SOFR + 3.350% 8 .665 05/25/42 15,855,549
12,600,000 (a),(e) STACR 30 D AVG SOFR + 4.500% 9 .815 06/25/42 13,552,066
6,400,000 (a),(e) STACR 30 D AVG SOFR + 4.000% 9 .315 07/25/42 6,666,523
6,385,000 (a),(e) STACR 30 D AVG SOFR + 3.700% 9 .015 09/25/42 6,703,932
66,739 (a),(e) STACR 3 .784 02/25/48 61,931
TOTAL MORTGAGE BACKED 1,247,527,323
MUNICIPAL BONDS - 5 .8%
2,000,000 Brunswick & Glynn County Development Authority 3 .060 04/01/25 1,932,502
950,000 California Health Facilities Financing Authority 4 .353 06/01/41 799,669
145,000 (e) California Municipal Finance Authority 4 .250 11/01/23 144,649
6,400,000 (e) California Municipal Finance Authority 6 .375 11/15/48 5,163,674
5,825,000 California Municipal Finance Authority 3 .594 08/15/51 3,715,455
12,250,000 Chicago Housing Authority 4 .361 01/01/38 10,470,314
1,000,000 Chicago Park District 4 .095 01/01/26 964,558
625,000 Chula Vista Municipal Financing Authority 3 .775 12/01/33 543,425
1,350,000 Chula Vista Municipal Financing Authority 3 .975 12/01/38 1,111,608
740,000 Chula Vista Municipal Financing Authority 4 .075 12/01/41 582,984
4,300,000 Chula Vista Municipal Financing Authority 4 .275 12/01/48 3,320,716
5,730,000 City & County of Honolulu HI 3 .944 09/01/34 5,080,516
935,000 City & County of San Francisco CA 3 .700 04/01/34 783,298
440,000 City & County of San Francisco CA 3 .750 04/01/35 365,393
5,835,000 City & County of San Francisco CA 3 .900 04/01/42 4,503,595
5,405,000 City & County of San Francisco CA Community Facilities
District
3 .750 09/01/37 4,399,795
4,610,000 City & County of San Francisco CA Community Facilities
District
4 .221 09/01/39 3,813,092
5,000,000 City & County of San Francisco CA Community Facilities
District
4 .000 09/01/48 3,730,899
7,805,000 City & County of San Francisco CA Community Facilities
District
3 .482 09/01/50 5,149,343
1,225,000 City & County of San Francisco CA Community Facilities
District No 2014
6 .332 09/01/51 1,211,765
1,925,000 City of Berkeley CA 3 .250 09/01/35 1,569,635
8,885,000 City of Berkeley CA 3 .750 09/01/43 6,671,385
2,198,000 City of Chicago IL 7 .750 01/01/42 2,249,513
650,000 City of Detroit MI 2 .511 04/01/25 604,531
745,000 City of Detroit MI 2 .711 04/01/26 667,194
525,000 City of Detroit MI 3 .644 04/01/34 385,832
2,750,000 City of Florence SC 4 .250 12/01/34 2,472,790
4,000,000 City of Los Angeles CA 3 .500 09/01/37 3,152,405
9,060,000 City of Los Angeles CA 3 .880 09/01/38 7,573,537
7,000,000 City of Los Angeles CA 5 .000 09/01/42 6,290,045
5,850,000 City of Los Angeles Department of Airports Customer
Facility Charge Revenue
4 .242 05/15/48 4,711,720
870,000 (e) City of Miami FL 4 .808 01/01/39 745,115
170,000 City of Mount Shasta CA 4 .000 08/01/29 175,233
190,000 City of Mount Shasta CA 3 .000 08/01/32 173,292
2,685,000 City of Oakland CA 1 .830 01/15/27 2,405,249
3,025,000 City of Port Lions AK 7 .500 10/01/52 3,029,006
5,750,000 City of San Francisco CA Public Utilities Commission
Water Revenue
4 .185 11/01/46 4,471,984
1,385,000 City of San Juan Capistrano CA 4 .190 08/01/40 1,163,875
5,255,000 City of Seattle WA Local Improvement District No 6751 2 .999 11/01/43 4,144,250
5,240,000 City of Seattle WA Local Improvement District No 6751 3 .079 11/01/43 4,074,521
360,000 Clean Water Services 5 .701 10/01/30 366,515

Core Impact Bond Fund September 30, 2023

See Notes to Financial Statements
Portfolio of Investments
(continued)
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
MUNICIPAL BONDS—continued
$ 1,250,000 Connecticut Green Bank 2 .900% 11/15/35 $ 972,798
5,000,000 County of Alameda CA 3 .820 08/01/38 4,173,217
4,000,000 (e) County of Fond Du Lac WI 5 .569 11/01/51 3,506,974
3,500,000 (e) County of Gallatin MT 11 .500 09/01/27 3,661,073
10,520,000 County of Miami-Dade FL Water & Sewer System
Revenue
3 .490 10/01/42 8,123,582
360,000 County of Saline AR 4 .000 06/01/37 302,467
3,500,000 District of Columbia 3 .432 04/01/42 2,569,309
6,550,000 (e) Florida Development Finance Corp 7 .250 07/01/57 6,812,000
3,125,000 Florida Development Finance Corp 7 .500 07/01/57 3,067,755
5,925,000 (d),(e) Florida Development Finance Corp 8 .000 07/01/57 5,865,843
20,000,000 Grant County Public Utility District No 2 2 .918 01/01/40 14,497,806
9,405,000 Grant County Public Utility District No 2 3 .210 01/01/40 7,022,661
9,375,000 Great Lakes Water Authority Sewage Disposal System
Revenue
3 .056 07/01/39 6,987,497
13,265,000 Great Lakes Water Authority Water Supply System
Revenue
3 .473 07/01/41 10,130,660
1,180,000 Idaho State Building Authority 3 .202 09/01/37 923,522
3,105,000 Jackson County Industrial Development Authority 4 .250 05/01/39 2,641,683
2,000,000 Kern County Water Agency Improvement District No 4 4 .276 05/01/36 1,823,979
450,000 Klickitat County Public Utilities 3 .688 12/01/38 355,389
1,000,000 Lavaca-Navidad River Authority 4 .430 08/01/35 927,003
7,690,000 Los Angeles Community College District 2 .106 08/01/32 6,028,457
1,300,000 Maine State Housing Authority 2 .481 11/15/31 1,020,804
2,490,000 Maryland Community Development Administration
Housing Revenue
3 .797 03/01/39 2,149,016
3,000,000 Massachusetts Clean Energy Cooperative Corp 2 .020 07/01/28 2,609,628
3,455,000 Massachusetts Housing Finance Agency 5 .562 12/01/52 3,376,095
2,440,000 Massachusetts St. Water Pollution Abatement 5 .192 08/01/40 2,381,486
5,735,000 Metropolitan Transportation Authority 5 .175 11/15/49 4,948,380
16,465,000 Metropolitan Water Reclamation District of Greater
Chicago
5 .720 12/01/38 16,671,048
8,300,000 (e) New Hampshire Business Finance Authority 5 .490 07/01/33 8,300,000
700,000 New Jersey Economic Development Authority 5 .198 03/01/31 681,666
4,065,000 New York City Housing Development Corp 3 .119 08/01/38 2,906,926
2,500,000 New York City Housing Development Corp 3 .720 11/01/39 1,986,531
1,370,000 New York State Energy Research & Development
Authority
2 .465 10/01/26 1,240,678
1,210,000 New York State Energy Research & Development
Authority
2 .665 10/01/27 1,072,137
1,045,000 New York State Energy Research & Development
Authority
2 .879 10/01/28 905,145
2,115,000 New York State Environmental Facilities Corp 3 .420 07/15/26 2,021,780
7,500,000 New York Transportation Development Corp 5 .000 01/01/26 7,550,570
1,500,000 (e) Ohio Air Quality Development Authority 4 .250 01/15/38 1,418,296
2,000,000 (e) Ohio Air Quality Development Authority 4 .500 01/15/48 1,797,846
5,750,000 (c),(e) Oregon State Business Development Commission 6 .500 04/01/31 28,750
2,000,000 (c) Oregon State Business Development Commission 11 .500 04/01/31 20
2,725,000 Pend Oreille County Public Utility District No Box
Canyon
5 .000 01/01/30 2,646,280
6,920,000 (b),(e) Pennsylvania Economic Development Financing
Authority
10 .000 12/01/29 692
275,000 Pharr Economic Development Corp 3 .216 08/15/27 255,352
1,110,000 Pharr Economic Development Corp 3 .401 08/15/29 1,002,094
405,000 (b),(c) Public Finance Authority 15 .000 03/31/24 4
1,735,000 (e) Public Finance Authority 7 .500 06/01/29 1,673,669
300,000 Redevelopment Authority of the City of Philadelphia 1 .377 09/01/25 276,658
400,000 Redevelopment Authority of the City of Philadelphia 4 .867 09/01/25 394,788
1,750,000 Redevelopment Authority of the City of Philadelphia 3 .172 09/01/41 1,217,462
1,000,000 Redevelopment Authority of the City of Philadelphia 5 .590 09/01/41 948,887
1,000,000 Rhode Island Housing & Mortgage Finance Corp 3 .300 10/01/39 728,988
1,450,000 Rhode Island Housing & Mortgage Finance Corp 3 .400 10/01/44 974,034
6,950,000 Rhode Island Housing & Mortgage Finance Corp 3 .500 10/01/51 4,401,411

See Notes to Financial Statements
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
MUNICIPAL BONDS—continued
$ 995,000 Sales Tax Securitization Corp 5 .293% 01/01/41 $ 928,148
1,000,000 San Francisco City & County Redevelopment Agency 3 .533 08/01/25 965,670
1,000,000 San Francisco City & County Redevelopment Agency 4 .375 08/01/44 803,699
250,000 Sangamon County Water Reclamation District 2 .507 01/01/29 224,655
2,500,000 Sangamon County Water Reclamation District 2 .907 01/01/34 1,909,384
2,050,000 Sangamon County Water Reclamation District 3 .272 01/01/37 1,495,621
3,000,000 Semitropic Improvement District 2 .499 12/01/25 2,806,396
1,000,000 Semitropic Improvement District of the Semitropic
Water Storage District
3 .293 12/01/35 774,031
1,890,000 South Dakota Housing Development Authority 5 .460 05/01/53 1,849,865
1,000,000 South Davis Sewer District 4 .125 12/01/32 917,368
1,100,000 South Davis Sewer District 4 .500 12/01/37 969,879
2,480,000 State of California 4 .988 04/01/39 2,279,239
1,981,663 State of Hawaii Department of Business Economic
Development & Tourism
3 .242 01/01/31 1,868,227
3,490,000 State of Oregon 4 .142 05/01/28 3,366,763
2,400,000 (e) Syracuse Industrial Development Agency 5 .000 01/01/36 1,748,917
1,000,000 Texas Water Development Board 3 .500 10/15/37 825,044
7,500,000 Texas Water Development Board 4 .190 10/15/43 6,250,547
3,000,000 Texas Water Development Board 3 .700 10/15/47 2,249,286
3,000,000 Texas Water Development Board 4 .648 04/15/50 2,587,577
2,000,000 University of New Mexico 3 .532 06/20/32 1,825,997
4,400,000 Upper Santa Clara Valley Joint Powers Authority 3 .875 08/01/48 3,316,833
5,000,000 Vermont Educational & Health Buildings Financing
Agency
4 .000 12/01/42 4,115,944
750,000 Vermont Educational & Health Buildings Financing
Agency
4 .000 12/01/46 598,063
750,000 Village of Bellwood IL 5 .375 12/01/32 677,440
4,460,000 Village of Bellwood IL 6 .000 12/01/50 3,494,121
1,000,000 (e) Warm Springs Reservation Confederated Tribe 3 .300 11/01/27 932,356
1,250,000 (e) Warm Springs Reservation Confederated Tribe 3 .550 11/01/32 1,082,581
530,000 Washington County Clean Water Services 5 .078 10/01/24 527,838
1,905,000 (b),(c),(e) Washington Economic Development Finance Authority 7 .500 01/01/32 191
650,000 Yuba City Public Financing Authority 3 .960 06/01/32 596,196
1,500,000 Yuba City Public Financing Authority 4 .320 06/01/42 1,258,103
TOTAL MUNICIPAL BONDS 336,111,652
U.S. TREASURY SECURITIES - 12 .6%
9,000,000 Federal National Mortgage Association (FNMA) 1 .625 08/24/35 6,030,721
2,500,000 United States Treasury Bond 3 .125 05/15/48 1,872,070
2,500,000 United States Treasury Bond 3 .000 02/15/49 1,827,441
620,000 United States Treasury Note 2 .875 04/30/25 597,985
15,743,000 (g) United States Treasury Note 5 .000 08/31/25 15,711,022
18,852,000 United States Treasury Note 4 .625 09/15/26 18,759,213
3,235,000 United States Treasury Note 0 .500 10/31/27 2,736,482
6,025,000 United States Treasury Note 0 .625 11/30/27 5,109,247
102,872,000 United States Treasury Note 4 .375 08/31/28 101,851,316
9,000,000 United States Treasury Note 1 .375 10/31/28 7,678,477
69,769,000 United States Treasury Note 4 .125 08/31/30 67,719,536
205,649,000 United States Treasury Note 3 .875 08/15/33 194,306,172
14,543,000 United States Treasury Note 1 .875 02/15/41 9,381,371
9,700,000 United States Treasury Note 2 .250 05/15/41 6,655,109
116,487,800 United States Treasury Note 2 .375 02/15/42 80,517,642
9,000,000 United States Treasury Note 4 .000 11/15/42 7,988,203
58,850,000 (g) United States Treasury Note 4 .375 08/15/43 54,905,211
31,783,000 United States Treasury Note 2 .250 02/15/52 19,504,333
159,645,000 United States Treasury Note 3 .625 05/15/53 132,181,071
TOTAL U.S. TREASURY SECURITIES 735,332,622
TOTAL GOVERNMENT BONDS 3,025,812,263
(Cost $3,351,763,791)

Core Impact Bond Fund September 30, 2023

See Notes to Financial Statements
Portfolio of Investments
(continued)
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
STRUCTURED ASSETS - 15 .7%
ASSET BACKED - 5 .4%
$ 2,232,000 (e) Air Canada 2017-1 Class A Pass Through Trust 3 .550% 01/15/30 $ 1,897,777
450,000 (e) AMSR Trust 3 .148 01/19/39 407,671
Series - 2019 SFR1 (Class C)
400,000 (e) AMSR Trust 3 .247 01/19/39 361,119
Series - 2019 SFR1 (Class D)
2,500,000 (a),(e) BFLD Trust SOFR 1 M + 2.214% 7 .547 10/15/35 1,386,084
Series - 2020 EYP (Class C)
71,882 (a) C-BASS Trust SOFR 1 M + 0.274% 3 .190 07/25/36 68,144
Series - 2006 CB6 (Class A1)
1,447,025 (a),(e) CBRE Realty Finance LIBOR 3 M + 0.300% 5 .200 04/07/52 3,618
Series - 2007 1A (Class A2)
12,614,000 Delta Air Lines Pass Through Trust 3 .204 04/25/24 12,406,596
Series - 2019 1 (Class AA)
13,700,000 Delta Air Lines Pass Through Trust 3 .404 04/25/24 13,378,090
Series - 2019 1 (Class A)
6,318,760 Delta Air Lines Pass Through Trust 2 .000 06/10/28 5,515,589
Series - 2020 1 (Class AA)
15,234,496 Delta Air Lines Pass Through Trust 2 .500 06/10/28 13,364,882
Series - 2020 1 (Class A)
839,250 (e) Domino's Pizza Master Issuer LLC 4 .474 10/25/45 805,135
Series - 2015 1A (Class A2II)
762,000 (e) Domino's Pizza Master Issuer LLC 4 .116 07/25/48 722,949
Series - 2018 1A (Class A2I)
161,508 (a),(e) Ellington Loan Acquisition Trust SOFR 1 M + 1.214% 6 .534 05/25/37 158,992
Series - 2007 2 (Class A2C)
5,750,000 (e) Frontier Issuer LLC 8 .300 08/20/53 5,446,884
Series - 2023 1 (Class B)
3,208,977 (e) GoodLeap Sustainable Home Solutions Trust 2 .100 05/20/48 2,389,435
Series - 2021 3CS (Class A)
3,451,187 (e) GoodLeap Sustainable Home Solutions Trust 1 .930 07/20/48 2,532,145
Series - 2021 4GS (Class A)
12,636,552 (e) GoodLeap Sustainable Home Solutions Trust 2 .310 10/20/48 9,503,205
Series - 2021 5CS (Class A)
4,836,093 (e) GoodLeap Sustainable Home Solutions Trust 2 .560 10/20/48 3,423,718
Series - 2021 5CS (Class B)
4,417,942 (e) GoodLeap Sustainable Home Solutions Trust 2 .700 01/20/49 3,441,277
Series - 2022 1GS (Class A)
3,153,851 (e) GoodLeap Sustainable Home Solutions Trust 2 .940 01/20/49 2,330,187
Series - 2022 1GS (Class B)
14,250,794 (e) GoodLeap Sustainable Home Solutions Trust 4 .950 07/20/49 12,713,661
Series - 2022 3CS (Class A)
3,250,000 (e) Grace Trust 2 .347 12/10/40 2,484,961
Series - 2020 GRCE (Class A)
7,789,000 (e) GSCG Trust 2 .936 09/06/34 6,512,103
Series - 2019 600C (Class A)
2,463,212 (e) Helios Issuer, LLC 5 .600 08/22/50 2,282,100
Series - 2023 B (Class B)
542,655 (e) HERO Funding Trust 3 .840 09/21/40 482,426
Series - 2015 1A (Class A)
125,781 (e) HERO Funding Trust 3 .990 09/21/40 115,264
Series - 2014 2A (Class A)
646,611 (e) HERO Funding Trust 3 .750 09/20/41 566,991
Series - 2016 2A (Class A)
516,209 (e) HERO Funding Trust 4 .050 09/20/41 462,440
Series - 2016 1A (Class A)
1,306,879 (e) HERO Funding Trust 3 .080 09/20/42 1,124,558
Series - 2016 3A (Class A1)
1,179,079 (e) HERO Funding Trust 3 .910 09/20/42 1,039,994
Series - 2016 3A (Class A2)

See Notes to Financial Statements
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
ASSET BACKED—continued
$ 1,200,207 (e) HERO Funding Trust 3 .570% 09/20/47 $ 1,044,495
Series - 2016 4A (Class A1)
1,231,984 (e) HERO Funding Trust 3 .710 09/20/47 1,057,513
Series - 2017 1A (Class A1)
177,808 (e) HERO Funding Trust 4 .290 09/20/47 158,041
Series - 2016 4A (Class A2)
2,024,913 (e) HERO Funding Trust 3 .190 09/20/48 1,694,681
Series - 2017 3A (Class A1)
1,894,837 (e) HERO Funding Trust 3 .950 09/20/48 1,633,042
Series - 2017 3A (Class A2)
777,552 (e) HERO Funding Trust 4 .070 09/20/48 673,611
Series - 2017 2A (Class A2)
2,744,961 (e) HERO Funding Trust 4 .670 09/20/48 2,487,307
Series - 2018 1A (Class A2)
2,100,256 (e) HERO Funding Trust 2 .720 09/20/57 1,661,043
Series - 2020 1A (Class A)
7,375,000 (e) Hertz Vehicle Financing III LLC 5 .570 09/25/29 7,179,899
Series - 2023 2A (Class A)
21,129 (a) Home Equity Asset Trust SOFR 1 M + 1.614% 3 .986 06/25/33 20,411
Series - 2003 1 (Class M1)
499,977 (a),(e) Invitation Homes Trust SOFR 1 M + 1.364% 6 .697 01/17/38 498,103
Series - 2018 SFR4 (Class B)
3,545,268 (e) Loanpal Solar Loan Ltd 2 .750 07/20/47 2,687,584
Series - 2020 2GF (Class A)
1,823,164 (e) Loanpal Solar Loan Ltd 2 .290 01/20/48 1,368,848
Series - 2021 1GS (Class A)
2,470,333 (e) Loanpal Solar Loan Ltd 2 .840 01/20/48 1,741,546
Series - 2021 1GS (Class B)
5,455,813 (e) Loanpal Solar Loan Ltd 2 .220 03/20/48 3,931,207
Series - 2021 2GS (Class A)
2,195,073 (b),(e) Mosaic Solar Loan Trust 0 .000 04/20/46 1,550,160
Series - 2020 1A (Class R)
1,393,462 (e) Mosaic Solar Loan Trust 2 .100 04/20/46 1,174,549
Series - 2020 1A (Class A)
1,770,383 (e) Mosaic Solar Loan Trust 3 .100 04/20/46 1,509,302
Series - 2020 1A (Class B)
5,093,486 (e) Mosaic Solar Loan Trust 1 .920 06/20/52 3,584,191
Series - 2021 3A (Class B)
4,079,108 (e) Mosaic Solar Loan Trust 6 .100 06/20/53 4,009,873
Series - 2022 3A (Class A)
1,820,003 (e) Mosaic Solar Loans LLC 3 .820 06/22/43 1,628,474
Series - 2017 2A (Class A)
3,251,266 (e) Mosaic Solar Loans LLC 1 .640 04/22/47 2,552,861
Series - 2021 2A (Class A)
290,000 (a),(e) MSCG Trust 3 .577 06/07/35 246,241
Series - 2015 ALDR (Class D)
163,098 (e) MVW Owner Trust 2 .420 12/20/34 159,222
Series - 2017 1A (Class A)
1,125,000 (a),(e) PNMSR 2018-GT1 A Mtge LIBOR 1 M + 2.650% 8 .084 08/25/25 1,126,053
Series - 2018 GT2 (Class A)
700,000 (e) Progress Residential Trust 2 .711 11/17/40 570,302
Series - 2021 SFR9 (Class D)
4,000,000 PSNH Funding LLC 3 .506 08/01/28 3,849,510
Series - 2018 1 (Class A2)
672,425 (e) Renew 3 .670 09/20/52 595,019
Series - 2017 1A (Class A)
1,800,107 (e) Renew 3 .950 09/20/53 1,599,537
Series - 2018 1 (Class A)
3,778,967 (e) Renew 2 .060 11/20/56 2,862,452
Series - 2021 1 (Class A)

Core Impact Bond Fund September 30, 2023

See Notes to Financial Statements
Portfolio of Investments
(continued)
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
ASSET BACKED—continued
$ 9,524,115 SCE Recovery Funding LLC 0 .861% 11/15/31 $ 7,908,927
Series - 2021 A-1 (Class A)
42,984 (e) SolarCity LMC 4 .800 11/20/38 40,352
Series - 2013 1 (Class A)
6,449,820 (e) Sunnova Helios VII Issuer LLC 2 .030 10/20/48 5,326,966
Series - 2021 C (Class A)
3,639,628 (e) Sunnova Helios VIII Issuer LLC 2 .790 02/22/49 3,100,029
Series - 2022 A (Class A)
2,594,546 (e) Sunnova Helios XI Issuer LLC 5 .300 05/20/50 2,479,751
Series - 2023 A (Class A)
5,101,221 (e) Sunrun Athena Issuer LLC 5 .310 04/30/49 4,657,438
Series - 2018 1 (Class A)
6,443,899 (e) Sunrun Atlas Issuer LLC 3 .610 02/01/55 5,597,497
Series - 2019 2 (Class A)
13,179,011 (e) Sunrun Callisto Issuer LLC 3 .980 06/30/54 11,522,899
Series - 2019 1A (Class A)
5,533,273 (e) Sunrun Callisto Issuer LLC 2 .270 01/30/57 4,372,397
Series - 2021 2A (Class A)
5,100,000 (e) Sunrun Julius Issuer LLC 6 .600 01/30/59 5,045,573
Series - 2023 2A (Class A1)
6,763,504 (e) Sunrun Jupiter Issuer LLC 4 .750 07/30/57 5,878,974
Series - 2022 1A (Class A)
8,895,526 (e) Sunrun Vulcan Issuer LLC 2 .460 01/30/52 7,221,394
Series - 2021 1A (Class A)
5,689,409 (e) Tesla Auto Lease Trust 0 .660 03/20/25 5,664,277
Series - 2021 A (Class A4)
10,250,000 (e) Tesla Auto Lease Trust 1 .340 03/20/25 10,087,973
Series - 2021 A (Class D)
13,325,000 (e) Tesla Auto Lease Trust 5 .860 08/20/25 13,304,964
Series - 2023 A (Class A2)
4,500,000 (e) Tesla Auto Lease Trust 0 .600 09/22/25 4,387,581
Series - 2021 B (Class A3)
7,000,000 (e) Tesla Auto Lease Trust 1 .320 09/22/25 6,691,639
Series - 2021 B (Class D)
4,625,000 (e) Tesla Auto Lease Trust 5 .890 06/22/26 4,607,541
Series - 2023 A (Class A3)
9,422,000 (e) Tesla Auto Lease Trust 6 .130 09/21/26 9,417,807
Series - 2023 B (Class A3)
2,385,000 (e) Tesla Auto Lease Trust 6 .250 03/22/27 2,386,576
Series - 2023 B (Class A4)
5,146,401 Toyota Auto Receivables Owner Trust 0 .260 11/17/25 5,002,145
Series - 2021 B (Class A3)
9,900,000 Toyota Auto Receivables Owner Trust 0 .530 10/15/26 9,184,522
Series - 2021 B (Class A4)
325,000 (e) Tricon American Homes Trust 2 .049 07/17/38 289,931
Series - 2020 SFR1 (Class B)
5,156,782 (e) Vivint Colar Financing V LLC 4 .730 04/30/48 4,618,945
Series - 2018 1A (Class A)
8,239,295 (e) Vivint Colar Financing V LLC 7 .370 04/30/48 7,460,989
Series - 2018 1A (Class B)
4,352,533 (e) Vivint Solar Financing VII LLC 2 .210 07/31/51 3,407,897
Series - 2020 1A (Class A)
TOTAL ASSET BACKED 311,848,056
OTHER MORTGAGE BACKED - 10 .3%
1,085,000 (a),(e) 20 Times Square Trust 3 .203 05/15/35 916,447
Series - 2018 20TS (Class B)
11,724 (a),(e) Agate Bay Mortgage Trust 3 .500 09/25/45 10,148
Series - 2015 6 (Class A9)
4,075,000 (a),(e) Alen Mortgage Trust SOFR 1 M + 2.364% 7 .697 04/15/34 3,007,288
Series - 2021 ACEN (Class C)

See Notes to Financial Statements
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
OTHER MORTGAGE BACKED—continued
$ 1,900,000 (a),(e) Angel Oak Mortgage Trust 2 .837% 11/25/66 $ 1,188,994
Series - 2021 8 (Class A3)
900,000 (a),(e) BAMLL Commercial Mortgage Securities Trust 3 .716 04/14/33 805,359
Series - 2015 200P (Class D)
392,716 Banc of America Commercial Mortgage Trust 3 .019 07/15/49 377,116
Series - 2016 UB10 (Class ASB)
5,000,000 (e) BANK 2 .500 10/17/52 2,495,350
Series - 2019 BN21 (Class D)
6,500,000 (a) BANK 3 .517 10/17/52 4,206,443
Series - 2019 BN21 (Class C)
2,000,000 BANK 3 .203 12/15/52 1,640,327
Series - 2019 BN23 (Class AS)
2,500,000 (a) BANK 3 .016 12/15/53 1,446,539
Series - 2020 BN30 (Class MCDE)
8,000,000 (a) BANK 3 .576 11/15/62 5,635,905
Series - 2019 BN22 (Class C)
200,000 (e) BBCMS Trust 4 .197 08/10/35 174,108
Series - 2015 SRCH (Class A2)
1,250,000 (e) BBCMS Trust 4 .798 08/10/35 1,027,455
Series - 2015 SRCH (Class C)
3,000,000 (a),(e) BBCMS Trust 3 .811 02/15/53 2,171,395
Series - 2020 C6 (Class F5TA)
5,500,000 (a),(e) Benchmark Mortgage Trust 4 .029 03/15/62 3,764,358
Series - 2019 B10 (Class 3CCA)
5,200,000 (e) BMO 360A 3 .776 02/17/55 4,047,349
Series - 2022 C1 (Class 360A)
3,500,000 (a),(e) BMO 360C 4 .070 02/17/55 2,003,108
Series - 2022 C1 (Class 360C)
825,000 (e) BWAY Mortgage Trust 2 .917 01/10/35 536,332
Series - 2015 1740 (Class A)
1,707,450 (a),(e) BX Commercial Mortgage Trust CME Term SOFR 1 Month +
1.034%
6 .367 10/15/36 1,703,142
Series - 2019 XL (Class A)
4,250,000 (a),(e) BX Commercial Mortgage Trust CME Term SOFR 1 Month +
1.364%
6 .697 10/15/36 4,219,914
Series - 2019 XL (Class C)
7,780,205 (a),(e) BX Commercial Mortgage Trust SOFR 1 M + 1.312% 6 .644 10/15/38 7,567,630
Series - 2021 XL2 (Class C)
12,000,000 (a),(e) BX Commercial Mortgage Trust SOFR 1 M + 1.840% 7 .172 01/17/39 11,797,614
Series - 2022 AHP (Class B)
4,250,000 (a),(e) BX TRUST SOFR 1 M + 1.490% 6 .822 01/17/39 4,177,185
Series - 2022 AHP (Class AS)
2,901,500 (a),(e) CCRC Affordable Multifamily Housing Mortgage Trust 5 .670 06/25/34 2,516,735
Series - 2017 Q005 (Class B)
2,000,000 (a) CD Mortgage Trust 3 .879 11/10/49 1,607,666
Series - 2016 CD2 (Class B)
1,000,000 (a),(e) Century Plaza Towers 3 .097 11/13/39 742,443
Series - 2019 CPT (Class B)
5,000,000 (a) Citigroup Commercial Mortgage Trust 3 .758 04/10/48 4,651,890
Series - 2015 GC29 (Class B)
4,000,000 Citigroup Commercial Mortgage Trust 3 .300 11/10/52 3,278,751
Series - 2019 GC43 (Class AS)
5,000,000 Citigroup Commercial Mortgage Trust 3 .018 08/10/56 4,110,826
Series - 2019 GC41 (Class AS)
5,341,000 (a),(e) CityLine Commercial Mortgage Trust 2 .871 11/10/31 4,937,755
Series - 2016 CLNE (Class A)
3,315,000 (e) COMM Mortgage Trust 4 .353 08/10/30 3,030,904
Series - 2013 300P (Class A1)
4,375,000 (e) COMM Mortgage Trust 3 .376 01/10/39 3,470,082
Series - 2022 HC (Class C)
2,000,000 COMM Mortgage Trust 4 .701 03/10/47 1,959,135
Series - 2014 UBS2 (Class B)

Core Impact Bond Fund September 30, 2023

See Notes to Financial Statements
Portfolio of Investments
(continued)
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
OTHER MORTGAGE BACKED—continued
$ 2,000,000 (a) COMM Mortgage Trust 4 .703% 08/10/47 $ 1,888,860
Series - 2014 CR19 (Class B)
179,347 COMM Mortgage Trust 3 .040 02/10/48 176,309
Series - 2015 LC19 (Class ASB)
3,500,000 (a),(e) COMM Mortgage Trust 4 .203 03/10/48 2,759,531
Series - 2015 CR22 (Class D)
2,000,000 (a) COMM Mortgage Trust 4 .443 05/10/48 1,588,396
Series - 2015 CR23 (Class D)
360,000 (a) COMM Mortgage Trust 3 .463 08/10/48 286,810
Series - 2015 CR24 (Class D)
1,000,000 COMM Mortgage Trust 3 .263 08/15/57 822,276
Series - 2019 GC44 (Class AM)
6,000,000 (a),(e) Commercial Mortgage Pass Through Certificates 4 .084 01/10/39 4,529,861
Series - 2022 HC (Class D)
2,481,516 (a),(e) Connecticut Avenue Securities Trust 30 D AVG SOFR + 1.900% 7 .215 12/25/41 2,439,391
Series - 2022 R01 (Class 1M2)
2,480,000 (a),(e) Connecticut Avenue Securities Trust 30 D AVG SOFR + 4.500% 9 .815 01/25/42 2,543,018
Series - 2022 R02 (Class 2B1)
7,500,000 (a),(e) Connecticut Avenue Securities Trust 30 D AVG SOFR + 3.100% 8 .415 03/25/42 7,623,546
Series - 2022 R04 (Class 1M2)
20,447,884 (a),(e) Connecticut Avenue Securities Trust 30 D AVG SOFR + 3.500% 8 .815 03/25/42 21,053,677
Series - 2022 R03 (Class 1M2)
4,435,000 (a),(e) Connecticut Avenue Securities Trust 30 D AVG SOFR + 3.000% 8 .315 04/25/42 4,504,725
Series - 2022 R05 (Class 2M2)
13,780,000 (a),(e) Connecticut Avenue Securities Trust 30 D AVG SOFR + 3.850% 9 .165 05/25/42 14,318,859
Series - 2022 R06 (Class 1M2)
14,223,000 (a),(e) Connecticut Avenue Securities Trust 30 D AVG SOFR + 4.650% 9 .965 06/25/42 15,171,159
Series - 2022 R07 (Class 1M2)
4,085,000 (a),(e) Connecticut Avenue Securities Trust SOFR + 3.600% 8 .915 07/25/42 4,211,985
Series - 2022 R08 (Class 1M2)
7,535,000 (a),(e) Connecticut Avenue Securities Trust 30 D AVG SOFR + 4.750% 10 .065 09/25/42 8,139,146
Series - 2022 R09 (Class 2M2)
430,000 (a),(e) Connecticut Avenue Securities Trust 30 D AVG SOFR + 6.750% 12 .065 09/25/42 471,911
Series - 2022 R09 (Class 2B1)
20,340,000 (a),(e) Connecticut Avenue Securities Trust 30 D AVG SOFR + 3.750% 9 .065 12/25/42 21,383,674
Series - 2023 R01 (Class 1M2)
2,096,000 (a),(e) Connecticut Avenue Securities Trust 30 D AVG SOFR + 3.100% 8 .415 06/25/43 2,152,640
Series - 2023 R05 (Class 1M2)
2,070,000 (a),(e) Connecticut Avenue Securities Trust 30 D AVG SOFR + 3.900% 9 .188 07/25/43 2,095,839
Series - 2023 R06 (Class 1B1)
69,378 (a) Countrywide Home Loan Mortgage Pass Through Trust 4 .795 11/20/34 65,075
Series - 2004 HYB6 (Class A2)
14,000,000 (e) CPT Mortgage Trust 2 .865 11/13/39 11,169,158
Series - 2019 CPT (Class A)
2,500,000 (a),(e) CPT Mortgage Trust 3 .097 11/13/39 1,728,078
Series - 2019 CPT (Class C)
2,000,000 (a),(e) CPT Mortgage Trust 3 .097 11/13/39 1,187,014
Series - 2019 CPT (Class E)
5,000,000 (a),(e) Credit Suisse Commercial Mortgage Trust 3 .854 11/10/32 3,622,501
Series - 2017 CALI (Class B)
2,813,765 (a),(e) Credit Suisse Mortgage Capital Certificates 2 .405 10/25/66 2,238,971
Series - 2021 NQM8 (Class A3)
3,600,000 (a),(e) CSAIL Commercial Mortgage Trust 3 .800 06/15/37 2,973,529
Series - 2017 C8 (Class 85BB)
1,600,000 (a),(e) CSMC Series 3 .388 10/25/59 1,375,513
Series - 2019 NQM1 (Class M1)
3,440,000 (a),(e) DBUBS Mortgage Trust 3 .648 10/10/34 2,802,647
Series - 2017 BRBK (Class D)
102,725,000 (a),(e) DOLP Trust 0 .665 05/10/41 3,749,966
Series - 2021 NYC (Class X)

See Notes to Financial Statements
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
OTHER MORTGAGE BACKED—continued
$ 12,500,000 (a),(e) ELP Commercial Mortgage Trust SOFR 1 M + 1.434% 6 .767% 11/15/38 $ 12,205,820
Series - 2021 ELP (Class C)
6,000,000 (a),(e) ELP Commercial Mortgage Trust SOFR 1 M + 2.233% 7 .566 11/15/38 5,899,603
Series - 2021 ELP (Class E)
6,632,505 Federal Home Loan Mortgage Corp (FHLMC) 1 .877 07/25/37 4,698,586
Series - 2021 ML08 (Class ML08)
254,395 (a),(e) Flagstar Mortgage Trust 4 .002 10/25/47 218,535
Series - 2017 2 (Class B3)
10,612 (a),(e) Flagstar Mortgage Trust 4 .000 09/25/48 9,691
Series - 2018 5 (Class A11)
1,208,646 (a),(e) Flagstar Mortgage Trust 2 .500 04/25/51 889,470
Series - 2021 2 (Class A4)
3,765,760 (a),(e) Flagstar Mortgage Trust 2 .500 06/01/51 2,771,307
Series - 2021 4 (Class A21)
7,700,000 Freddie Mac Multiclass Certificates Series 1 .878 01/25/31 6,182,265
Series - 2021 P009 (Class A2)
2,237,723 Freddie Mac Multiclass Certificates Series 1 .204 09/25/31 1,894,403
Series - 2021 P011 (Class A1)
7,324,000 (a) Freddie Mac Multiclass Certificates Series 2 .852 02/25/32 5,977,929
Series - 2022 P013 (Class A2)
39,325,966 (a) Freddie Mac Multifamily ML Certificates 1 .780 11/25/37 4,631,419
Series - 2021 ML08 (Class XCA)
3,139,789 Freddie Mac Multifamily ML Certificates 1 .896 11/25/37 2,241,573
Series - 2021 ML08 (Class ML08)
9,960,853 (a) Freddie Mac Multifamily ML Certificates 3 .650 11/25/38 8,252,761
Series - 2022 ML14 (Class A)
9,832,376 Freddie Mac Multifamily ML Certificates 2 .340 07/25/41 7,030,159
Series - 2021 ML12 (Class AUS)
3,500,000 Freddie Mac Multifamily Structured Pass Through
Certificates
3 .871 07/25/33 3,170,919
Series - 2015 Q002 (Class A2)
3,854,178 FHLMC 1 .555 01/25/36 2,961,608
Series - 2020 Q014 (Class A1)
9,836,205 Freddie Mac Multifamily Variable Rate Certificate 3 .150 10/15/36 7,889,148
Series - 2022 M068 (Class A)
1,730,000 Freddie Mac Multifamily Variable Rate Certificate 4 .013 04/15/37 1,538,720
Series - 2022 M069 (Class A)
6,003,632 Freddie Mac Multifamily Variable Rate Certificate 1 .761 09/15/38 4,537,990
Series - 2020 M061 (Class A)
285,000 (a),(e) Freddie Mac STACR REMIC Trust 30 D AVG SOFR + 4.350% 9 .665 04/25/42 298,441
Series - 2022 DNA3 (Class M2)
11,875,000 (e) Frontier Issuer LLC 6 .600 08/20/53 11,330,394
Series - 2023 1 (Class A2)
1,325,000 (a),(e) GCT Commercial Mortgage Trust SOFR 1 M + 0.914% 6 .247 02/15/38 1,046,594
Series - 2021 GCT (Class A)
2,500,000 (a),(e) GCT Commercial Mortgage Trust CME Term SOFR 1 Month +
1.364%
6 .697 02/15/38 1,687,101
Series - 2021 GCT (Class B)
2,188,000 (a),(e) GS Mortgage Securities Corp II 5 .067 03/10/33 1,936,461
Series - 2018 GS10 (Class WLSB)
1,038,980 (a),(e) GS Mortgage Securities Trust SOFR 1 M + 1.143% 6 .483 10/15/31 1,030,816
Series - 2018 HART (Class A)
93,000 (a) GS Mortgage Securities Trust 4 .078 11/10/49 74,822
Series - 2016 GS4 (Class C)
24,879 (a),(e) GS Mortgage-Backed Securities Corp Trust 4 .000 11/25/49 22,700
Series - 2019 PJ2 (Class A1)
65,094 (a),(e) GS Mortgage-Backed Securities Corp Trust 4 .000 11/25/49 59,317
Series - 2019 PJ2 (Class A4)
418,715 (a),(e) GS Mortgage-Backed Securities Corp Trust 3 .000 01/25/51 339,998
Series - 2020 PJ4 (Class A4)
19,586,286 (a),(e) GS Mortgage-Backed Securities Corp Trust 0 .268 03/27/51 192,842
Series - 2020 PJ5 (Class AX1)

Core Impact Bond Fund September 30, 2023

See Notes to Financial Statements
Portfolio of Investments
(continued)
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
OTHER MORTGAGE BACKED—continued
$ 660,700 (a),(e) GS Mortgage-Backed Securities Corp Trust 3 .000% 03/27/51 $ 531,335
Series - 2020 PJ5 (Class A4)
907,192 (a),(e) GS Mortgage-Backed Securities Corp Trust 2 .500 05/25/51 667,623
Series - 2020 PJ6 (Class A4)
48,105,512 (a),(e) GS Mortgage-Backed Securities Corp Trust 0 .150 08/25/51 321,196
Series - 2021 PJ3 (Class AX1)
4,718,203 (a),(e) GS Mortgage-Backed Securities Corp Trust 2 .500 10/25/51 3,472,232
Series - 2021 PJ5 (Class A4)
4,772,290 (a),(e) GS Mortgage-Backed Securities Corp Trust 3 .000 06/25/52 3,670,063
Series - 2022 PJ2 (Class A36)
1,984,410 (a),(e) GS Mortgage-Backed Securities Corp Trust 3 .000 09/25/52 1,526,083
Series - 2022 PJ4 (Class A36)
474,693 (a),(e) GS Mortgage-Backed Securities Trust 3 .631 05/25/50 378,138
Series - 2020 PJ1 (Class B2)
1,004,963 (a),(e) GS Mortgage-Backed Securities Trust 2 .500 07/25/51 739,575
Series - 2021 PJ2 (Class A4)
7,123,522 (a),(e) GS Mortgage-Backed Securities Trust 2 .500 11/25/51 5,286,353
Series - 2021 PJ6 (Class A4)
9,049,180 (a),(e) GS Mortgage-Backed Securities Trust 2 .500 01/25/52 6,659,494
Series - 2021 PJ7 (Class A4)
4,214,401 (a),(e) GS Mortgage-Backed Securities Trust 2 .500 01/25/52 3,101,472
Series - 2021 PJ8 (Class A4)
1,962,578 (a),(e) GS Mortgage-Backed Securities Trust 2 .722 01/25/52 1,392,766
Series - 2021 PJ7 (Class B2)
4,057,895 (a),(e) GS Mortgage-Backed Securities Trust 2 .500 03/25/52 2,986,296
Series - 2021 PJ10 (Class A4)
3,398,650 (a),(e) GS Mortgage-Backed Securities Trust 2 .500 05/01/52 2,854,584
Series - 2022 PJ1 (Class A8)
1,656,089 (a),(e) GS Mortgage-Backed Securities Trust 2 .834 05/28/52 1,220,789
Series - 2022 PJ1 (Class B2)
4,378,132 (a),(e) GS Mortgage-Backed Securities Trust 3 .000 10/25/52 3,366,941
Series - 2022 PJ5 (Class A36)
2,879,454 (a),(e) GS Mortgage-Backed Securities Trust 3 .000 01/25/53 2,221,575
Series - 2022 PJ6 (Class A24)
4,736,680 (a),(e) GS Mortgage-Backed Securities Trust 3 .500 02/25/53 3,810,950
Series - 2023 PJ1 (Class A24)
210,661 (a) HarborView Mortgage Loan Trust SOFR 1 M + 0.734% 6 .062 08/19/45 189,652
Series - 2005 11 (Class 2A1A)
3,500,000 (e) Hudson Yards Mortgage Trust 2 .835 08/10/38 3,162,758
Series - 2016 10HY (Class A)
2,500,000 (a),(e) Hudson Yards Mortgage Trust 3 .076 08/10/38 2,241,891
Series - 2016 10HY (Class B)
5,750,000 (a),(e) Hudson Yards Mortgage Trust 3 .076 08/10/38 5,077,112
Series - 2016 10HY (Class C)
2,500,000 (a),(e) Hudson Yards Mortgage Trust 3 .076 08/10/38 2,044,640
Series - 2016 10HY (Class E)
11,650,000 (a),(e) Hudson Yards Mortgage Trust 3 .558 07/10/39 8,999,574
Series - 2019 30HY (Class D)
5,545,000 (a),(e) Hudson Yards Mortgage Trust 3 .041 12/10/41 4,578,950
Series - 2019 55HY (Class A)
1,500,000 (a),(e) Hudson Yards Mortgage Trust 3 .041 12/10/41 1,103,587
Series - 2019 55HY (Class D)
5,000,000 (a),(e) Hudson Yards Mortgage Trust 3 .041 12/10/41 3,584,414
Series - 2019 55HY (Class E)
9,321 (a) Impac CMB Trust SOFR 1 M + 0.774% 6 .094 03/25/35 8,582
Series - 2004 11 (Class 2A1)
440,000 (a),(e) Imperial Fund Mortgage Trust 3 .531 10/25/55 357,362
Series - 2020 NQM1 (Class M1)
5,300,000 (a),(e) J.P. Morgan Chase Commercial Mortgage Securities
Trust
CME Term SOFR 1 Month +
1.484%
6 .817 10/15/33 4,965,024
Series - 2020 609M (Class A)

See Notes to Financial Statements
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
OTHER MORTGAGE BACKED—continued
$ 1,230,607 (a),(e) J.P. Morgan Mortgage Trust 4 .000% 12/25/52 $ 1,027,112
Series - 2022 7 (Class 2A6A)
324,264 (a),(e) JP Morgan Chase Commercial Mortgage Securities
Corp
4 .115 01/15/46 298,518
Series - 2013 C13 (Class D)
1,176,832 (a),(e) JP Morgan Mortgage Trust LIBOR 1 M - 0.000% 6 .565 12/25/44 1,122,072
Series - 2015 1 (Class B1)
11,877 (a),(e) JP Morgan Mortgage Trust 3 .500 05/25/45 10,362
Series - 2015 3 (Class A19)
203,673 (a),(e) JP Morgan Mortgage Trust 3 .500 10/25/45 178,130
Series - 2015 6 (Class A13)
58,461 (a),(e) JP Morgan Mortgage Trust 3 .500 05/25/47 49,760
Series - 2017 2 (Class A13)
518,642 (a),(e) JP Morgan Mortgage Trust 3 .500 09/25/48 435,637
Series - 2018 3 (Class A13)
334,756 (a),(e) JP Morgan Mortgage Trust 3 .500 10/25/48 281,557
Series - 2018 4 (Class A13)
1,159,004 (a),(e) JP Morgan Mortgage Trust 3 .500 10/25/48 960,786
Series - 2018 5 (Class A13)
738,423 (a),(e) JP Morgan Mortgage Trust 3 .542 10/26/48 712,503
Series - 2017 5 (Class A2)
41,138 (a),(e) JP Morgan Mortgage Trust 4 .000 01/25/49 36,737
Series - 2018 8 (Class A13)
76,518 (a),(e) JP Morgan Mortgage Trust 4 .000 02/25/49 68,213
Series - 2018 9 (Class A13)
56,007 (a),(e) JP Morgan Mortgage Trust 4 .000 05/25/49 50,531
Series - 2019 1 (Class A3)
90,071 (a),(e) JP Morgan Mortgage Trust 4 .000 05/25/49 80,885
Series - 2019 1 (Class A15)
329,954 (a),(e) JP Morgan Mortgage Trust SOFR 1 M + 1.064% 6 .379 10/25/49 319,080
Series - 2019 INV1 (Class A11)
838,952 (a),(e) JP Morgan Mortgage Trust 3 .828 06/25/50 688,170
Series - 2020 1 (Class B2)
16,160,093 (a),(e) JP Morgan Mortgage Trust 0 .141 07/25/51 105,886
Series - 2021 3 (Class AX1)
11,520,004 (a),(e) JP Morgan Mortgage Trust 0 .132 08/25/51 70,689
Series - 2021 4 (Class AX1)
1,308,702 (a),(e) JP Morgan Mortgage Trust 2 .882 08/25/51 951,462
Series - 2021 4 (Class B2)
21,966,818 (a),(e) JP Morgan Mortgage Trust 0 .137 10/25/51 139,164
Series - 2021 6 (Class AX1)
2,850,352 (a),(e) JP Morgan Mortgage Trust 2 .500 10/25/51 2,097,638
Series - 2021 6 (Class A15)
1,989,599 (a),(e) JP Morgan Mortgage Trust 2 .500 11/25/51 1,464,190
Series - 2021 7 (Class A15)
2,503,097 (a),(e) JP Morgan Mortgage Trust 2 .500 12/25/51 1,842,085
Series - 2021 8 (Class A15)
1,015,209 (a),(e) JP Morgan Mortgage Trust 2 .500 12/25/51 747,115
Series - 2021 10 (Class A15)
3,598,977 (a),(e) JP Morgan Mortgage Trust 2 .500 01/25/52 2,648,568
Series - 2021 11 (Class A15)
966,965 (a),(e) JP Morgan Mortgage Trust 2 .500 02/25/52 711,611
Series - 2021 12 (Class A15)
1,634,029 (a),(e) JP Morgan Mortgage Trust 2 .500 05/25/52 1,202,518
Series - 2021 14 (Class A15)
1,053,992 (a),(e) JP Morgan Mortgage Trust 2 .927 05/25/52 793,513
Series - 2021 LTV2 (Class A3)
5,171,162 (a),(e) JP Morgan Mortgage Trust 2 .500 06/25/52 3,805,574
Series - 2021 15 (Class A15)
5,595,258 (a),(e) JP Morgan Mortgage Trust 2 .500 07/25/52 4,117,676
Series - 2022 1 (Class A15)

Core Impact Bond Fund September 30, 2023

See Notes to Financial Statements
Portfolio of Investments
(continued)
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
OTHER MORTGAGE BACKED—continued
$ 2,729,258 (a),(e) JP Morgan Mortgage Trust 3 .250% 07/25/52 $ 2,232,021
Series - 2022 LTV1 (Class A1)
8,750,163 (a),(e) JP Morgan Mortgage Trust 3 .000 08/25/52 6,729,191
Series - 2022 3 (Class A25)
1,932,932 (a),(e) JP Morgan Mortgage Trust 3 .000 08/25/52 1,486,494
Series - 2022 2 (Class A25)
5,581,137 (a),(e) JP Morgan Mortgage Trust 3 .500 09/25/52 4,490,367
Series - 2022 LTV2 (Class A6)
4,469,716 (a),(e) JP Morgan Mortgage Trust 3 .000 10/25/52 3,448,504
Series - 2022 4 (Class A17A)
3,832,673 (a),(e) JP Morgan Mortgage Trust 3 .000 11/25/52 2,957,008
Series - 2022 6 (Class A17A)
2,779,247 (a),(e) JP Morgan Mortgage Trust 3 .000 12/25/52 2,144,263
Series - 2022 7 (Class 1A17)
2,211,571 (a),(e) JP Morgan Mortgage Trust 5 .000 06/25/53 2,017,713
Series - 2023 1 (Class A15A)
2,286,859 (a),(e) JP Morgan Mortgage Trust 5 .500 06/25/53 2,138,928
Series - 2023 1 (Class A15B)
2,400,000 (a) JPMBB Commercial Mortgage Securities Trust 4 .629 09/15/47 2,184,460
Series - 2014 C23 (Class C)
600,781 (e) Ladder Capital Commercial Mortgage Securities 3 .575 02/15/36 546,418
Series - 2013 GCP (Class A1)
10,000,000 (e) Liberty Street Trust 3 .597 02/10/36 8,912,722
Series - 2016 225L (Class A)
4,000,000 (a),(e) MAD Mortgage Trust 3 .294 08/15/34 3,597,730
Series - 2017 330M (Class A)
2,350,000 (a),(e) Manhattan West 2 .413 09/10/39 1,905,835
Series - 2020 1MW (Class D)
2,250,000 (a),(e) MFT Trust 3 .392 08/10/40 1,377,808
Series - 2020 B6 (Class B)
143,642 Morgan Stanley Bank of America Merrill Lynch Trust 3 .069 02/15/48 141,140
Series - 2015 C20 (Class ASB)
3,300,000 (a),(e) Morgan Stanley Capital I Trust 2 .509 04/05/42 2,400,643
Series - 2020 CNP (Class A)
105,752 (a) Morgan Stanley Capital I Trust 6 .282 12/12/49 44,853
Series - 2007 IQ16 (Class AJFX)
1,081,416 (a),(e) Morgan Stanley Residential Mortgage Loan Trust 2 .500 07/25/51 916,390
Series - 2021 4 (Class A4)
3,398,915 (a),(e) Morgan Stanley Residential Mortgage Loan Trust 2 .500 08/25/51 2,501,337
Series - 2021 5 (Class A9)
3,359,316 (a),(e) Morgan Stanley Residential Mortgage Loan Trust 2 .500 09/25/51 2,844,502
Series - 2021 6 (Class A4)
2,190,129 (a),(e) Morgan Stanley Residential Mortgage Loan Trust 2 .500 09/25/51 1,611,765
Series - 2021 6 (Class A9)
1,500,000 (a),(e) MSDB Trust 3 .427 07/11/39 1,273,896
Series - 2017 712F (Class A)
3,450,000 (a),(e) Natixis Commercial Mortgage Securities Trust 3 .917 11/15/32 2,991,150
Series - 2018 285M (Class A)
4,250,000 (a),(e) Natixis Commercial Mortgage Securities Trust SOFR 1 M + 2.279% 7 .612 07/15/36 3,448,897
Series - 2019 MILE (Class C)
4,000,000 (a),(e) Natixis Commercial Mortgage Securities Trust SOFR 1 M + 4.329% 9 .662 07/15/36 2,662,385
Series - 2019 MILE (Class F)
374,836 (a),(e) New Residential Mortgage Loan Trust 2 .797 09/25/59 346,568
Series - 2019 NQM4 (Class A3)
425,000 (a),(e) New Residential Mortgage Loan Trust 2 .986 09/25/59 351,086
Series - 2019 NQM4 (Class M1)
36,758 (a) New York Mortgage Trust SOFR 1 M + 0.594% 5 .914 02/25/36 35,962
Series - 2005 3 (Class A1)
4,524,364 (a),(e) OBX Trust 2 .500 07/25/51 3,329,581
Series - 2021 J2 (Class A19)

See Notes to Financial Statements
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
OTHER MORTGAGE BACKED—continued
$ 233,525 (a),(e) OBX Trust SOFR 1 M + 0.764% 4 .658% 06/25/57 $ 222,407
Series - 2018 1 (Class A2)
1,288,156 (a),(e) Oceanview Mortgage Trust 2 .500 05/25/51 947,983
Series - 2021 1 (Class A19)
1,382,048 (a),(e) Oceanview Mortgage Trust 4 .500 11/25/52 1,232,131
Series - 2022 1 (Class A1)
16,035,000 (e) One Bryant Park Trust 2 .516 09/15/54 12,772,617
Series - 2019 OBP (Class A)
2,750,000 (e) One Market Plaza Trust 3 .614 02/10/32 2,542,464
Series - 2017 1MKT (Class A)
1,000,000 (e) One Market Plaza Trust 3 .845 02/10/32 883,625
Series - 2017 1MKT (Class B)
4,000,000 (e) One Market Plaza Trust 4 .016 02/10/32 3,439,500
Series - 2017 1MKT (Class C)
4,373,826 (a),(e) RCKT Mortgage Trust 2 .500 09/25/51 3,229,689
Series - 2021 4 (Class A21)
6,193,558 (a),(e) RCKT Mortgage Trust 2 .500 02/25/52 4,557,978
Series - 2022 2 (Class A22)
4,404,704 (a),(e) RCKT Mortgage Trust 3 .500 06/25/52 3,543,855
Series - 2022 4 (Class A22)
177,169 (a),(e) Sequoia Mortgage Trust 3 .500 05/25/45 155,772
Series - 2015 2 (Class A1)
49,958 (a),(e) Sequoia Mortgage Trust 3 .500 06/25/46 43,165
Series - 2016 1 (Class A19)
205,416 (a),(e) Sequoia Mortgage Trust 3 .726 09/25/47 184,298
Series - 2017 6 (Class B1)
12,229 (a),(e) Sequoia Mortgage Trust 3 .500 03/25/48 10,505
Series - 2018 3 (Class A1)
17,602 (a),(e) Sequoia Mortgage Trust 4 .000 09/25/48 15,880
Series - 2018 7 (Class A19)
35,529 (a),(e) Sequoia Mortgage Trust 4 .000 06/25/49 31,953
Series - 2019 2 (Class A19)
162,210 (a),(e) Sequoia Mortgage Trust 3 .500 12/25/49 139,426
Series - 2019 5 (Class A19)
1,486,260 (a),(e) Sequoia Mortgage Trust 3 .000 04/25/50 1,192,683
Series - 2020 3 (Class A19)
2,406,647 (a),(e) Sequoia Mortgage Trust 2 .500 06/25/51 1,771,106
Series - 2021 4 (Class A19)
340,939 (a),(e) Shellpoint Co-Originator Trust 3 .500 10/25/47 294,261
Series - 2017 2 (Class A1)
12,900,000 (e) SLG Office Trust 2 .585 07/15/41 10,087,047
Series - 2021 OVA (Class A)
1,125,000 (a),(e) STWD Mortgage Trust SOFR 1 M + 1.371% 6 .704 11/15/36 1,094,333
Series - 2021 LIH (Class AS)
2,000,000 (a),(e) STWD Mortgage Trust CME Term SOFR 1 Month +
1.770%
7 .103 11/15/36 1,937,976
Series - 2021 LIH (Class B)
2,050,000 (a),(e) STWD Mortgage Trust CME Term SOFR 1 Month +
2.069%
7 .402 11/15/36 1,973,558
Series - 2021 LIH (Class C)
4,000,000 (e) SUMIT Mortgage Trust 2 .789 02/12/41 3,055,063
Series - 2022 BVUE (Class A)
925,000 (a),(e) Verus Securitization Trust 3 .207 11/25/59 808,169
Series - 2019 4 (Class M1)
384,175 (e) Verus Securitization Trust 1 .733 05/25/65 353,942
Series - 2020 5 (Class A3)
3,068,216 (a),(e) Verus Securitization Trust 2 .240 10/25/66 2,459,713
Series - 2021 7 (Class A3)
2,711,000 (e) VNDO Trust 3 .805 01/10/35 2,482,775
Series - 2016 350P (Class A)
3,000,000 (a),(e) VNDO Trust 4 .033 01/10/35 2,701,846
Series - 2016 350P (Class B)

Core Impact Bond Fund September 30, 2023

See Notes to Financial Statements
Portfolio of Investments
(continued)
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
OTHER MORTGAGE BACKED—continued
$ 1,100,000 Wells Fargo Commercial Mortgage Trust 3 .808% 12/15/47 $ 1,041,024
Series - 2014 LC18 (Class AS)
392,585 Wells Fargo Commercial Mortgage Trust 2 .514 08/15/49 374,348
Series - 2016 BNK1 (Class ASB)
345,981 Wells Fargo Commercial Mortgage Trust 3 .185 03/15/59 333,368
Series - 2016 C33 (Class ASB)
23,580 (a),(e) Wells Fargo Mortgage Backed Securities Trust 4 .000 04/25/49 21,747
Series - 2019 2 (Class A17)
450,693 (a),(e) Wells Fargo Mortgage Backed Securities Trust 3 .000 07/25/50 360,962
Series - 2020 4 (Class A17)
5,609,301 (a),(e) Wells Fargo Mortgage Backed Securities Trust 2 .500 06/25/51 4,128,010
Series - 2021 2 (Class A17)
1,436,239 (a),(e) Wells Fargo Mortgage Backed Securities Trust 2 .500 12/25/51 1,056,960
Series - 2022 2 (Class A18)
650,000 (a) WFRBS Commercial Mortgage Trust 4 .990 12/15/46 604,702
Series - 2013 C18 (Class C)
118,754 (a),(e) WinWater Mortgage Loan Trust 3 .919 06/20/44 93,142
Series - 2014 1 (Class B4)
2,945,507 (a),(e) Woodward Capital Management 3 .000 05/25/52 2,272,537
Series - 2022 3 (Class A21)
TOTAL OTHER MORTGAGE BACKED 598,382,040
TOTAL STRUCTURED ASSETS 910,230,096
(Cost $1,059,149,179)
SHARES
REFERENCERATE & SPREAD
PREFERRED STOCKS - 0.5%
FINANCIAL SERVICES - 0 .1%
126,248 (g) Morgan Stanley 3,173,875
TOTAL FINANCIAL SERVICES 3,173,875
REAL ESTATE MANAGEMENT & DEVELOPMENT - 0 .2%
400,000 Brookfield Property Partners LP 5,400,000
631,850 Brookfield Property Partners LP 8,049,769
TOTAL REAL ESTATE MANAGEMENT & DEVELOPMENT 13,449,769
UTILITIES - 0 .2%
490,000 Brookfield Infrastructure Partners LP 8,545,600
308,000 Brookfield Renewable Partners LP 5,605,600
TOTAL UTILITIES 14,151,200
TOTAL PREFERRED STOCKS 30,774,844
(Cost $48,902,450)
TOTAL LONG-TERM INVESTMENTS 5,685,317,613
(Cost $6,462,330,439)
PRINCIPAL RATE
MATURITY
DATE
SHORT-TERM INVESTMENTS - 1.4%
GOVERNMENT AGENCY DEBT - 0 .2%
$ 1,125,000 Federal Home Loan Bank (FHLB) 0 .000 10/11/23 1,123,522
5,000,000 FHLB 0 .000 10/13/23 4,992,174
5,000,000 FHLB 0 .000 11/02/23 4,977,957
TOTAL GOVERNMENT AGENCY DEBT 11,093,653

See Notes to Financial Statements
Principal denominated in U.S. Dollars, unless otherwise noted.
PRINCIPAL DESCRIPTION
REFERENCERATE & SPREAD
RATE
MATURITY
DATE VALUE
REPURCHASE AGREEMENT - 1 .2%
$ 67,143,000 (c),(h) Fixed Income Clearing Corp (FICC) 5 .300% 10/02/23 $ 67,143,000
TOTAL REPURCHASE AGREEMENT 67,143,000
TOTAL SHORT-TERM INVESTMENTS 78,236,653
(Cost $78,234,061)
SHARES
EXP
INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING - 1.2%
70,641,295 (c),(i) State Street Navigator Securities Lending Government
Money Market Portfolio
5 .360 70,641,295
TOTAL INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING 70,641,295
(Cost $70,641,295)
TOTAL INVESTMENTS - 100.4% 5,834,195,561
(Cost $6,611,205,795)
OTHER ASSETS & LIABILITIES, NET - (0.4)% (22,816,968)
NET ASSETS - 100.0% $ 5,811,378,593
AVG Average
CLP Chilean Peso
CME Chicago Mercantile Exchange
CCRC Congregate Care Retirement Center
D Day
EUR Euro
LIBOR London Interbank Offered Rate
M Month
REIT Real Estate Investment Trust
REMIC Real Estate Mortgage Investment Conduit
SOFR Secure Overnight Financing Rate
(a) Floating or variable rate security includes the reference rate and spread, unless the variable rate is based on the underlying asset of the security. Coupon rate reflects the rate at period end.
(b)
For fair value measurement disclosure purposes, investment classified as Level 3.
(c)
In default
(d)
When-issued or delayed delivery security.
(e) Security is exempt from registration under Rule 144(A) of the Securities Act of 1933, as amended. These securities are deemed liquid and may be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
(f)
Perpetual security
(g)
All or a portion of these securities are out on loan. The aggregate value of securities on loan is $68,710,832.
(h) Agreement with Fixed Income Clearing Corp (FICC), 5.300% dated 9/29/23 to be repurchased at $67,143,000 on 10/2/23, collateralized by Government Agency
Securities, with coupon rate 4.625% and maturity date 9/15/26, valued at $68,485,936.
(i)
Investments made with cash collateral received from securities on loan.
Forward Foreign Currency Contracts
Currency
Purchased Receive
Currency
Sold Deliver Counterparty Settlement Date
Unrealized
Appreciation
(Depreciation)
$ 6,409,856 EUR 5,746,235 Citibank N.A. 10/13/23   $ 331,359
$ 6,361,634 CLP 5,200,000,000 JPMorgan Chase Bank 10/17/23   $ 516,839
Total   $ 848,198
CLP Chilean Peso
EUR Euro

Core Plus Bond Fund September 30, 2023
Portfolio of Investments

See Notes to Financial Statements
(Unaudited)
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
LONG-TERM INVESTMENTS - 96.6%
BANK LOAN OBLIGATIONS - 3.2%
AUTOMOBILES & COMPONENTS - 0.0%
$ 960,114 (a) Gates Global LLC SOFR 12 M + 2.500% 7.931% 03/31/27 $ 959,034
TOTAL AUTOMOBILES & COMPONENTS 959,034
CAPITAL GOODS - 0.1%
490,019 (a) Chariot Buyer LLC SOFR 12 M + 3.250% 8.681 11/03/28 483,396
2,626,147 (a) Emerson Climate Technologies, Inc SOFR 12 M + 3.000% 8.331 05/31/30 2,626,160
3,038 (a) Proampac PG Borrower LLC CME Term SOFR 1 Month +
4.000%
8.580 11/03/25 3,028
772,121 (a) Resideo Funding, Inc CME Term SOFR 1 Month +
2.250%
7.698 02/12/28 775,256
331,818 (a) SRAM LLC SOFR 12 M + 2.750% 8.196 05/18/28 331,352
635,676 (a) TransDigm , Inc SOFR 4 M + 3.250% 8.492 08/24/28 636,719
TOTAL CAPITAL GOODS 4,855,911
COMMERCIAL & PROFESSIONAL SERVICES - 0.2%
289,545 (a) AlixPartners LLP SOFR 12 M + 2.750% 8.196 02/04/28 289,690
483,750 (a) Amentum Government Services Holdings LLC SOFR 12 M + 4.000% 9.446 01/29/27 481,331
543,125 (a) Amentum Government Services Holdings LLC SOFR 12 M + 4.000% 9.446 01/29/27 537,018
973,568 (a) EAB Global, Inc LIBOR 4 M + 3.500% 9.131 08/16/28 968,092
282,485 (a) GFL Environmental, Inc LIBOR 3 M + 3.000% 3.000 05/31/25 282,954
1,820,000 (a),(b) GTCR W MERGER SUB CME Term SOFR 1 Month +
3.000%
3.000 09/20/30 1,820,664
1,118,085 (a) Prime Security Services Borrower LLC SOFR 12 M + 2.750% 8.192 09/23/26 1,117,705
995,000 (a) Sedgwick Claims Management Services, Inc SOFR 12 M + 3.750% 9.081 02/24/28 994,318
443,643 (a) Spin Holdco, Inc LIBOR 3 M + 4.000% 9.664 03/04/28 385,173
3,317,726 (a) Trans Union LLC SOFR 12 M + 2.250% 7.696 12/01/28 3,320,231
485,299 (a) West Technology Group LLC SOFR 12 M + 4.000% 9.581 04/10/27 464,977
TOTAL COMMERCIAL & PROFESSIONAL SERVICES 10,662,153
CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL - 0.2%
4,950,000 (a) Flutter Financing BV SOFR 4 M + 3.250% 8.754 07/22/28 4,964,850
600,582 (a),(b) LS Group OpCo Acquisition LLC SOFR 12 M + 3.250% 8.692 11/02/27 598,330
1,473,473 (a) PetSmart LLC SOFR 12 M + 3.750% 9.181 02/11/28 1,471,234
480,745 (a) Staples, Inc LIBOR 4 M + 5.000% 10.634 04/16/26 413,560
TOTAL CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL 7,447,974
CONSUMER DURABLES & APPAREL - 0.1%
980,000 (a) Conair Holdings LLC LIBOR 4 M + 3.750% 9.288 05/17/28 941,613
463,250 (a) Crocs, Inc SOFR 12 M + 3.000% 8.417 02/20/29 465,145
866,107 (a) Weber-Stephen Products LLC SOFR 12 M + 3.250% 8.696 10/30/27 784,004
TOTAL CONSUMER DURABLES & APPAREL 2,190,762
CONSUMER SERVICES - 0.3%
2,487,113 (a) 1011778 BC ULC LIBOR 1 M + 1.750% 7.196 11/19/26 2,480,647
396,962 (a) Alterra Mountain Co SOFR 12 M + 3.500% 8.946 08/17/28 397,129
1,567,125 (a) Caesars Entertainment, Inc SOFR 12 M + 3.250% 8.681 02/06/30 1,569,577
436,104 (a) Carnival Corp SOFR 12 M + 3.250% 8.696 10/18/28 434,650
270,000 (a) Delta 2 Lux Sarl SOFR 12 M + 3.000% 8.331 01/15/30 270,304
451,588 (a) Element Materials Technology Group US Holdings, Inc CME Term SOFR 1 Month +
4.250%
8.930 04/12/29 447,449
208,425 (a) Element Materials Technology Group US Holdings, Inc SOFR 4 M + 4.250% 9.592 06/22/29 206,515
1,955,211 (a) Fertitta Entertainment LLC SOFR 12 M + 4.000% 9.331 01/27/29 1,938,817
476,429 (a) IRB Holding Corp SOFR 12 M + 3.000% 8.431 12/15/27 475,259
727,117 (a) KFC Holding Co SOFR 1 M + 1.750% 7.195 03/15/28 727,895
643,824 (a) Life Time, Inc SOFR 2M + 4.750% 10.611 01/15/26 646,238

See Notes to Financial Statements
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
CONSUMER SERVICES—continued
$ 232,792 (a) Motion Finco LLC LIBOR 1 M + 3.250% 0.000% 11/04/26 $ 232,559
306,619 (a) Penn National Gaming, Inc SOFR 12 M + 2.750% 8.181 05/03/29 306,619
1,466,391 (a) Sophia LP LIBOR 1 M + 3.750% 8.230 10/07/27 1,464,865
TOTAL CONSUMER SERVICES 11,598,523
ENERGY - 0.0%
193,674 (a) DT Midstream, Inc SOFR 12 M + 2.000% 7.446 06/26/28 194,440
744,216 (a) Oryx Midstream Services Permian Basin LLC SOFR 12 M + 3.250% 8.692 10/05/28 744,915
TOTAL ENERGY 939,355
FINANCIAL SERVICES - 0.0%
358,944 (a) Lions Gate Capital Holdings LLC SOFR 12 M + 2.250% 7.681 03/24/25 358,944
1,632,915 (a) Motion Finco LLC SOFR 4 M + 3.250% 8.903 11/12/26 1,631,282
TOTAL FINANCIAL SERVICES 1,990,226
FOOD, BEVERAGE & TOBACCO - 0.0%
600,426 (a) Arterra Wines Canada, Inc SOFR 4 M + 3.500% 9.004 11/24/27 577,910
580,501 (a) Froneri US, Inc SOFR 12 M + 2.250% 7.681 01/29/27 577,300
1,057 (a) Hearthside Food Solutions LLC LIBOR 1 M + 3.688% 9.269 05/31/25 927
306,929 (a) Triton Water Holdings, Inc SOFR 4 M + 3.250% 8.754 03/31/28 299,767
TOTAL FOOD, BEVERAGE & TOBACCO 1,455,904
HEALTH CARE EQUIPMENT & SERVICES - 0.3%
4,186,930 (a) Bausch & Lomb Corp SOFR 1 Month + 3.250% 8.755 05/05/27 4,077,609
1 (a) Da Vinci Purchaser Corp SOFR 1 M + 4.000% 8.953 11/26/26 1
599,195 (a) Global Medical Response, Inc SOFR 4 M + 4.250% 9.780 10/02/25 420,935
2,977,330 (a) ICU Medical, Inc SOFR 4 M + 2.500% 7.892 01/08/29 2,979,191
1,886,500 (a) Onex TSG Intermediate Corp SOFR 4 M + 4.750% 10.381 02/28/28 1,761,991
997,500 (a) Select Medical Corp SOFR 12 M + 3.000% 8.331 03/06/27 996,253
2,500,000 (a) Surgery Center Holdings, Inc SOFR 1 Month + 3.750% 9.189 08/31/26 2,505,550
TOTAL HEALTH CARE EQUIPMENT & SERVICES 12,741,530
HOUSEHOLD & PERSONAL PRODUCTS - 0.1%
593,292 (a) Energizer Holdings, Inc SOFR 1 Month + 2.250% 7.688 12/22/27 592,847
2,274,141 (a) Kronos Acquisition Holdings, Inc SOFR 4 M + 3.750% 9.254 12/22/26 2,267,182
1,909,401 (a) Kronos Acquisition Holdings, Inc CME Term SOFR 4 + 6.000% 11.567 12/22/26 1,912,991
TOTAL HOUSEHOLD & PERSONAL PRODUCTS 4,773,020
INSURANCE - 0.1%
211,179 (a) Acrisure LLC LIBOR 12 M + 3.500% 8.946 02/15/27 208,652
381,936 (a) AssuredPartners , Inc SOFR 12 M + 3.500% 8.946 02/12/27 382,175
454,709 (a) AssuredPartners , Inc CME Term SOFR 1 Month +
3.500%
8.931 02/13/27 454,106
727,781 (a) Asurion LLC LIBOR 4 M + 3.250% 8.788 12/23/26 714,135
425,000 (a) Asurion LLC CME Term SOFR 1 Month +
5.250%
10.681 02/03/28 384,398
327,773 (a) HUB International Ltd SOFR 4 M + 4.250% 9.584 06/20/30 329,036
1,984,962 (a) USI, Inc SOFR 4 M + 3.750% 8.992 11/22/29 1,985,925
TOTAL INSURANCE 4,458,427
MATERIALS - 0.2%
670,137 (a) Asplundh Tree Expert LLC SOFR 12 M + 1.750% 7.181 09/07/27 670,181
593,583 (a) Berry Global, Inc SOFR 4 M + 1.750% 7.293 07/01/26 594,239
1,625,877 (a) Clydesdale Acquisition Holdings, Inc SOFR 12 M + 4.175% 9.606 04/13/29 1,606,098
199,000 (a) H.B. Fuller Co SOFR 12 M + 2.250% 7.581 02/15/30 199,871
755,625 (a) Kloeckner Pentaplast of America, Inc SOFR 2M + 4.725% 10.476 02/12/26 729,650
424,819 (a) Messer Industries USA, Inc SOFR 4 M + 2.500% 8.004 03/02/26 425,010
338,273 (a) Quikrete Holdings, Inc SOFR 12 M + 2.625% 8.071 02/01/27 338,216
213,844 (a) Reynolds Group Holdings, Inc SOFR 12 M + 3.250% 8.696 02/05/26 214,010
391,992 (a) TricorBraun Holdings, Inc SOFR 12 M + 3.250% 8.696 03/03/28 385,289
291,490 (a) Tronox Finance LLC SOFR 12 M + 2.500% 7.946 03/10/28 286,867

Core Plus Bond Fund September 30, 2023

See Notes to Financial Statements
Portfolio of Investments
(continued)
Portfolio of Investments
(continued)
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
MATERIALS—continued
$ 1,433,834 (a) Zekelman Industries, Inc CME Term SOFR 1 Month +
2.000%
7.445% 01/24/27 $ 1,434,529
TOTAL MATERIALS 6,883,960
MEDIA & ENTERTAINMENT - 0.4%
480,768 (a) Altice Financing S.A. LIBOR 4 M + 2.750% 8.320 01/31/26 478,064
194,500 (a) Cablevision Lightpath LLC SOFR 1 M + 3.250% 8.697 12/01/27 192,555
1,988,615 (a) Centuri Group, Inc PRIME 4 + 1.500% 2.500 08/27/28 1,984,429
20,488 (a) Cirque Du Soleil Holding USA Newco , Inc LIBOR 3 M + 1.000% 7.000 11/24/27 20,405
261,660 (a) City Brewing Co LLC SOFR 4 M + 3.500% 9.070 04/05/28 173,131
1,701,779 (a) CNT Holdings I Corp SOFR 4 M + 3.500% 8.800 11/08/27 1,698,282
732,293 (a) CSC Holdings LLC CME Term SOFR 1 Month +
2.250%
7.697 07/17/25 711,584
967,669 (a),(c) Diamond Sports Group LLC SOFR 1 M + 3.250% 8.000 05/25/26 23,224
656,000 (a) DIRECTV Financing LLC SOFR 12 M + 5.000% 10.446 08/02/27 642,608
956,851 (a) INEOS US Petrochem LLC SOFR 12 M + 2.750% 8.196 01/29/26 954,937
2,772,887 (a) Mozart Borrower LP SOFR 12 M + 3.250% 8.696 10/23/28 2,768,630
3,464,855 (a) Phoenix Newco , Inc SOFR 12 M + 3.250% 8.696 11/15/28 3,444,776
446,483 (a) Rackspace Technology Global, Inc SOFR 1 M + 2.750% 8.194 02/09/28 205,592
1,002 (a) Radiate Holdco LLC SOFR 12 M + 3.250% 8.696 09/25/26 824
1,217,262 (a) Ryan Specialty Group LLC SOFR 12 M + 3.000% 8.431 09/01/27 1,219,763
2,247 (a) TK Elevator US Newco , Inc SOFR 2M + 3.500% 9.381 07/30/27 2,245
454,147 (a) Univision Communications, Inc SOFR 12 M + 3.250% 8.696 03/15/26 453,807
2,000,000 (a) Virgin Media Bristol LLC SOFR 1 M + 2.500% 7.947 01/31/28 1,948,130
TOTAL MEDIA & ENTERTAINMENT 16,922,986
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 0.2%
1,441,271 (a) Avantor , Inc SOFR 12 M + 2.250% 7.681 11/08/27 1,442,828
1,983,476 (a) Elanco Animal Health Inc SOFR 1 Month + 1.750% 6.653 08/01/27 1,948,071
3,840,390 (a) Jazz Financing Lux Sarl SOFR 12 M + 3.500% 8.946 05/05/28 3,841,734
2,410,125 (a) Organon & Co SOFR 3 M + 3.000% 8.442 06/02/28 2,409,523
293,288 (a) Perrigo Investments LLC SOFR 12 M + 2.250% 7.681 04/20/29 292,645
TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES 9,934,801
REAL ESTATE MANAGEMENT & DEVELOPMENT - 0.0%
32,599 (a) Cushman & Wakefield plc SOFR 12 M + 2.750% 8.183 08/21/25 32,612
332,553 (a) Cushman & Wakefield US Borrower LLC SOFR 12 M + 2.750% 8.196 08/21/25 327,980
TOTAL REAL ESTATE MANAGEMENT & DEVELOPMENT 360,592
SOFTWARE & SERVICES - 0.6%
2,973,652 (a) Boxer Parent Co, Inc SOFR 12 M + 3.750% 9.196 10/02/25 2,974,053
741,044 (a) Camelot Finance S.A. SOFR 12 M + 3.000% 8.446 10/30/26 741,507
992,327 (a) Epicor Software Corp SOFR 12 M + 3.250% 8.696 07/30/27 992,223
837,250 (a) Informatica LLC SOFR 12 M + 2.750% 8.196 10/27/28 836,338
1,984,887 (a) Instructure Holdings, Inc SOFR 2M + 2.750% 8.679 10/30/28 1,983,656
501,650 (a) Light & Wonder, Inc CME Term SOFR 1 Month +
3.000%
8.434 04/07/29 502,277
1,114 (a) Magenta Buyer LLC SOFR 4 M + 5.000% 10.631 07/27/28 834
4,258,704 (a) NortonLifeLock , Inc SOFR 12 M + 2.000% 7.431 09/12/29 4,250,464
4,367,000 (a) Open Text Corp SOFR 12 M + 2.750% 8.181 01/31/30 4,372,721
116,100 (a) Presidio Holdings, Inc SOFR 4 M + 3.500% 8.969 01/22/27 116,100
465,500 (a) RealPage , Inc SOFR 12 M + 3.000% 8.446 04/24/28 460,747
3,019,951 (a) SS&C Technologies, Inc SOFR 12 M + 2.250% 7.681 03/22/29 3,023,031
2,003,409 (a) SS&C Technologies, Inc SOFR 12 M + 2.250% 7.681 03/22/29 2,005,452
2,106,435 (a) UKG, Inc SOFR 4 M + 3.250% 8.618 05/04/26 2,102,844
TOTAL SOFTWARE & SERVICES 24,362,247
TECHNOLOGY HARDWARE & EQUIPMENT - 0.0%
421,780 (a) Ahead DB Holdings LLC SOFR 4 M + 3.750% 9.092 10/18/27 419,513
264,463 (a) Ingram Micro, Inc LIBOR 4 M + 3.500% 9.038 06/30/28 264,298
450,000 (a) Match Group Holdings II LLC CME Term SOFR 1 Month +
1.750%
7.298 02/13/27 448,875

See Notes to Financial Statements
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
TECHNOLOGY HARDWARE & EQUIPMENT—continued
$ 394,592 (a) MLN US Holdco LLC CME Term SOFR 3 Month +
4.500%
4.500% 11/30/25 $ 47,351
247,119 (a) MLN US Holdco LLC CME Term SOFR 1 Month +
6.800%
11.154 10/18/27 71,665
TOTAL TECHNOLOGY HARDWARE & EQUIPMENT 1,251,702
TELECOMMUNICATION SERVICES - 0.0%
140,468 (a) Avaya, Inc SOFR 12 M + 8.500% 13.831 08/01/28 125,192
479,844 (a) CommScope , Inc SOFR 12 M + 3.250% 8.696 04/06/26 447,455
937,635 (a) SFR Group S.A. LIBOR 4 M + 3.688% 9.257 01/31/26 886,065
623,553 (a) Zayo Group Holdings, Inc SOFR 12 M + 3.000% 8.446 03/09/27 511,032
TOTAL TELECOMMUNICATION SERVICES 1,969,744
TRANSPORTATION - 0.2%
548,063 (a) Air Canada SOFR 4 M + 3.500% 9.128 08/11/28 549,205
712,500 (a) American Airlines, Inc SOFR 4 M + 4.750% 10.338 04/20/28 735,257
372,400 (a) CHG Healthcare Services, Inc SOFR 12 M + 3.250% 8.696 09/29/28 371,322
945,306 (a) Genesee & Wyoming, Inc SOFR 4 M + 2.000% 7.342 12/30/26 945,354
982,500 (a) Gulf Finance LLC SOFR 2M + 6.750% 12.631 08/25/26 986,970
2,486,956 (a) Kestrel Bidco , Inc SOFR 3 Month + 3.000% 8.420 12/11/26 2,440,326
356,250 (a) Mileage Plus Holdings LLC LIBOR 3 M + 5.250% 10.798 06/20/27 370,662
233,750 (a) SkyMiles IP Ltd SOFR 4 M + 3.750% 9.076 10/20/27 242,297
776,020 (a) United Airlines, Inc LIBOR 3 M + 3.750% 9.182 04/21/28 778,446
383,123 (a) XPO, Inc CME Term SOFR 1 Month +
2.000%
0.000 05/24/28 385,016
TOTAL TRANSPORTATION 7,804,855
UTILITIES - 0.2%
997,018 (a),(b) BroadStreet Partners, Inc SOFR 12 M + 3.000% 8.446 01/27/27 993,788
353,296 (a) BroadStreet Partners, Inc SOFR 1 Month + 3.250% 8.681 01/27/27 352,265
1,995,000 (a) BroadStreet Partners, Inc SOFR 1 Month + 4.000% 9.316 01/26/29 1,997,703
41,463 (a) Covanta Holding Corp CME Term SOFR 1 Month +
2.500%
7.816 11/30/28 41,286
545,234 (a) Covanta Holding Corp SOFR 12 M + 2.500% 7.831 11/30/28 542,894
533,721 (a),(b) Talen Energy Supply LLC SOFR 4 M + 4.500% 9.877 05/17/30 536,835
2,528,184 (a),(b) Talen Energy Supply LLC SOFR 4 M + 4.500% 9.877 05/17/30 2,542,936
223,966 (a) Utz Quality Foods LLC SOFR 12 M + 3.000% 8.446 01/20/28 224,141
TOTAL UTILITIES 7,231,848
TOTAL BANK LOAN OBLIGATIONS 140,795,554
(Cost $142,521,451)
CORPORATE BONDS - 38.5%
AUTOMOBILES & COMPONENTS - 1.5%
4,500,000 (d) Adient Global Holdings Ltd 4.875 08/15/26 4,244,131
2,060,000 (d) Clarios Global LP 6.750 05/15/28 2,011,075
575,000 Dana, Inc 5.375 11/15/27 531,957
350,000 (e) Dana, Inc 5.625 06/15/28 320,365
325,000 Dana, Inc 4.250 09/01/30 260,845
1,000,000 Ford Motor Co 7.450 07/16/31 1,037,471
1,755,000 Ford Motor Co 3.250 02/12/32 1,352,514
2,635,000 (e) Ford Motor Co 6.100 08/19/32 2,481,940
1,140,000 Ford Motor Credit Co LLC 5.584 03/18/24 1,132,747
4,045,000 Ford Motor Credit Co LLC 6.950 03/06/26 4,038,329
2,000,000 Ford Motor Credit Co LLC 7.350 11/04/27 2,039,332
4,525,000 Ford Motor Credit Co LLC 7.350 03/06/30 4,582,368
1,400,000 Ford Motor Credit Co LLC 4.000 11/13/30 1,169,273
4,900,000 (d),(e) Gates Global LLC 6.250 01/15/26 4,774,989
2,500,000 General Motors Co 6.125 10/01/25 2,497,837

Core Plus Bond Fund September 30, 2023

See Notes to Financial Statements
Portfolio of Investments
(continued)
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
AUTOMOBILES & COMPONENTS—continued
$ 1,800,000 General Motors Co 5.400% 10/15/29 $ 1,715,663
3,325,000 General Motors Co 5.200 04/01/45 2,585,241
2,000,000 General Motors Financial Co, Inc 2.750 06/20/25 1,882,784
800,000 General Motors Financial Co, Inc 6.050 10/10/25 796,459
6,600,000 General Motors Financial Co, Inc 5.000 04/09/27 6,335,172
2,825,000 General Motors Financial Co, Inc 5.850 04/06/30 2,705,990
3,200,000 General Motors Financial Co, Inc 2.700 06/10/31 2,449,154
3,550,000 General Motors Financial Co, Inc 5.700 N/A(f) 3,033,859
2,000,000 (e) General Motors Financial Co, Inc 5.750 N/A(f) 1,610,580
5,000,000 Goodyear Tire & Rubber Co 5.250 04/30/31 4,212,722
2,250,000 (d),(g) IHO Verwaltungs GmbH 4.750 09/15/26 2,060,780
1,450,000 Magna International, Inc 3.625 06/15/24 1,426,976
1,000,000 (d),(e) Nemak SAB de C.V. 3.625 06/28/31 751,388
750,000 (d) ZF North America Capital, Inc 6.875 04/14/28 733,856
TOTAL AUTOMOBILES & COMPONENTS 64,775,797
BANKS - 8.0%
1,525,000 (d) Access Bank plc 6.125 09/21/26 1,282,372
1,500,000 (d) Akbank T.A.S. 6.800 06/22/31 1,404,033
835,000 (d) Banco de Credito e Inversiones S.A. 2.875 10/14/31 667,718
1,000,000 (d) Banco Industrial S.A. 4.875 01/29/31 922,187
3,000,000 (d) Banco Internacional del Peru SAA Interbank 4.000 07/08/30 2,760,656
1,380,000 (d) Banco Mercantil del Norte S.A. 6.750 N/A(f) 1,332,973
2,400,000 Banco Santander S.A. 5.294 08/18/27 2,320,498
1,905,000 Banco Santander S.A. 3.800 02/23/28 1,716,829
2,200,000 Banco Santander S.A. 6.921 08/08/33 2,102,064
2,200,000 Banco Santander S.A. 7.500 N/A(f) 2,139,500
3,800,000 Banco Santander S.A. 4.750 N/A(f) 2,819,058
2,000,000 Bancolombia S.A. 4.625 12/18/29 1,721,921
2,000,000 (d) Banistmo S.A. 4.250 07/31/27 1,783,885
4,000,000 (d) Bank Hapoalim BM 3.255 01/21/32 3,410,000
3,000,000 (d) Bank Leumi Le-Israel BM 3.275 01/29/31 2,675,160
19,525,000 Bank of America Corp 0.810 10/24/24 19,450,049
22,795,000 Bank of America Corp 2.592 04/29/31 18,317,861
11,000,000 Bank of America Corp 5.288 04/25/34 10,235,621
6,500,000 Bank of America Corp 5.872 09/15/34 6,325,674
4,400,000 Bank of America Corp 3.846 03/08/37 3,578,759
5,700,000 Bank of America Corp 2.676 06/19/41 3,650,154
2,850,000 Bank of America Corp 4.375 N/A(f) 2,388,439
8,400,000 Bank of America Corp 6.100 N/A(f) 8,225,578
3,000,000 Barclays plc 3.932 05/07/25 2,954,163
450,000 Barclays plc 2.279 11/24/27 396,480
2,225,000 Barclays plc 3.330 11/24/42 1,419,361
3,455,000 Barclays plc 6.125 N/A(f) 3,128,323
2,500,000 (e) Barclays PLC 8.000 N/A(f) 2,458,076
3,300,000 (d) BNP Paribas S.A. 2.819 11/19/25 3,169,421
100,000 (d) BNP Paribas S.A. 4.375 05/12/26 95,720
2,150,000 (d) BNP Paribas S.A. 1.904 09/30/28 1,819,142
1,800,000 (d) BNP Paribas S.A. 2.159 09/15/29 1,484,141
6,600,000 (d) BNP Paribas S.A. 2.588 08/12/35 4,950,142
8,000,000 (d) BNP Paribas S.A. 7.750 N/A(f) 7,594,115
5,895,000 Citigroup, Inc 3.200 10/21/26 5,442,424
2,805,000 Citigroup, Inc 4.300 11/20/26 2,659,459
600,000 Citigroup, Inc 4.125 07/25/28 545,885
2,135,000 Citigroup, Inc 2.572 06/03/31 1,702,465
5,000,000 Citigroup, Inc 4.910 05/24/33 4,549,533
11,800,000 Citigroup, Inc 6.270 11/17/33 11,765,112
2,575,000 Citigroup, Inc 6.174 05/25/34 2,460,730
5,000,000 Citigroup, Inc 6.250 N/A(f) 4,811,298
2,600,000 Citigroup, Inc 7.625 N/A(f) 2,536,565
2,500,000 Citigroup, Inc 4.000 N/A(f) 2,186,878

See Notes to Financial Statements
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
BANKS—continued
$ 3,700,000 Citigroup, Inc 5.000 % N/A(f) $ 3,498,980
1,750,000 (e) Citigroup, Inc 7.375 N/A(f) 1,698,069
1,075,000 (d) Cooperatieve Rabobank UA 1.339 06/24/26 989,180
4,950,000 Cooperatieve Rabobank UA 3.750 07/21/26 4,609,201
5,000,000 (d),(e) Credit Agricole S.A. 8.125 N/A(f) 4,963,700
1,525,000 (d) DBS Group Holdings Ltd 4.520 12/11/28 1,520,166
2,450,000 Discover Bank 2.450 09/12/24 2,354,742
800,000 Discover Bank 4.250 03/13/26 757,189
1,625,000 Discover Bank 3.450 07/27/26 1,477,832
1,375,000 Discover Bank 2.700 02/06/30 1,069,292
2,500,000 (d) Grupo Aval Ltd 4.375 02/04/30 1,903,170
2,160,000 (d) Hana Bank 3.500 N/A(f) 1,918,384
1,300,000 HSBC Holdings plc 3.900 05/25/26 1,230,009
4,325,000 HSBC Holdings plc 4.292 09/12/26 4,155,370
2,250,000 HSBC Holdings plc 2.013 09/22/28 1,909,741
3,750,000 HSBC Holdings plc 7.390 11/03/28 3,879,533
1,700,000 HSBC Holdings plc 2.206 08/17/29 1,401,194
2,200,000 HSBC Holdings plc 3.973 05/22/30 1,934,721
4,800,000 (e) HSBC Holdings plc 8.000 N/A(f) 4,726,930
990,000 Huntington Bancshares, Inc 4.000 05/15/25 947,587
4,000,000 Huntington Bancshares, Inc 5.625 N/A(f) 3,519,057
1,100,000 ING Groep NV 3.950 03/29/27 1,030,786
5,800,000 (e) ING Groep NV 6.500 N/A(f) 5,466,544
3,000,000 (d) Intercorp Financial Services, Inc 4.125 10/19/27 2,654,605
660,000 JPMorgan Chase & Co 3.900 07/15/25 639,109
350,000 JPMorgan Chase & Co 3.200 06/15/26 329,064
6,325,000 JPMorgan Chase & Co 4.323 04/26/28 6,001,170
7,805,000 JPMorgan Chase & Co 3.702 05/06/30 6,961,128
2,350,000 JPMorgan Chase & Co 1.953 02/04/32 1,782,177
4,250,000 JPMorgan Chase & Co 5.350 06/01/34 4,030,177
2,750,000 JPMorgan Chase & Co 2.525 11/19/41 1,727,303
12,350,000 JPMorgan Chase & Co 3.157 04/22/42 8,485,700
1,250,000 JPMorgan Chase & Co 4.260 02/22/48 972,469
4,000,000 JPMorgan Chase & Co 5.000 N/A(f) 3,866,279
4,000,000 JPMorgan Chase & Co 6.100 N/A(f) 3,952,898
5,250,000 JPMorgan Chase & Co 3.650 N/A(f) 4,582,399
5,000,000 Lloyds Banking Group plc 7.500 N/A(f) 4,671,381
4,175,000 M&T Bank Corp 3.500 N/A(f) 2,936,025
1,800,000 Mitsubishi UFJ Financial Group, Inc 2.193 02/25/25 1,706,703
3,000,000 (d) Mizrahi Tefahot Bank Ltd 3.077 04/07/31 2,614,650
1,700,000 NatWest Group plc 5.516 09/30/28 1,644,945
3,000,000 (d) NBK Tier  Financing Ltd 3.625 N/A(f) 2,595,294
2,500,000 PNC Financial Services Group, Inc 3.900 04/29/24 2,468,709
5,225,000 PNC Financial Services Group, Inc 3.400 N/A(f) 3,865,317
3,275,000 PNC Financial Services Group, Inc 6.200 N/A(f) 3,009,742
2,500,000 (a),(e) PNC Financial Services Group, Inc CME Term SOFR 3 Month +
3.940%
3.804 N/A(f) 2,502,454
3,000,000 Royal Bank of Scotland Group plc 6.000 N/A(f) 2,752,982
2,100,000 (d) Societe Generale S.A. 9.375 N/A(f) 2,057,719
1,600,000 Sumitomo Mitsui Financial Group, Inc 1.474 07/08/25 1,480,049
475,000 Toronto-Dominion Bank 3.625 09/15/31 439,476
5,000,000 Truist Financial Corp 4.950 N/A(f) 4,597,909
3,055,000 Truist Financial Corp 4.800 N/A(f) 2,618,826
3,000,000 (d) Turkiye Garanti Bankasi AS. 7.177 05/24/27 2,815,944
1,500,000 (d) Turkiye Vakiflar Bankasi TAO 6.500 01/08/26 1,445,760
550,000 (d) Turkiye Vakiflar Bankasi TAO 5.500 10/01/26 508,063
3,500,000 UniCredit SpA 8.000 N/A(f) 3,443,125
1,700,000 (d) United Overseas Bank Ltd 3.750 04/15/29 1,677,971
3,000,000 (d) United Overseas Bank Ltd 2.000 10/14/31 2,660,703
2,000,000 US Bancorp 4.839 02/01/34 1,760,914
925,000 Wells Fargo & Co 3.750 01/24/24 918,300
1,050,000 Wells Fargo & Co 3.550 09/29/25 1,003,621

Core Plus Bond Fund September 30, 2023

See Notes to Financial Statements
Portfolio of Investments
(continued)
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
BANKS—continued
$ 3,800,000 Wells Fargo & Co 3.526% 03/24/28 $ 3,489,820
5,825,000 Wells Fargo & Co 2.393 06/02/28 5,108,345
7,000,000 Wells Fargo & Co 3.900 N/A(f) 6,113,438
1,500,000 Wells Fargo & Co 5.875 N/A(f) 1,470,870
4,125,000 Wells Fargo & Co 7.625 N/A(f) 4,158,689
635,000 Westpac Banking Corp 2.668 11/15/35 475,729
TOTAL BANKS 351,319,750
CAPITAL GOODS - 1.1%
3,000,000 (d) AerCap Global Aviation 6.500 06/15/45 2,939,465
1,325,000 Air Lease Corp 3.000 02/01/30 1,089,804
4,100,000 Air Lease Corp 3.125 12/01/30 3,338,479
1,690,000 (d) Airbus SE 3.150 04/10/27 1,570,884
600,000 (d) BAE Systems plc 1.900 02/15/31 462,954
10,500,000 Boeing Co 2.196 02/04/26 9,640,927
1,050,000 Boeing Co 3.250 02/01/28 946,872
2,350,000 Boeing Co 2.950 02/01/30 1,977,077
2,300,000 Boeing Co 3.250 02/01/35 1,768,243
1,375,000 Boeing Co 5.705 05/01/40 1,268,579
3,375,000 Boeing Co 5.805 05/01/50 3,056,121
1,160,000 (d) Chart Industries, Inc 7.500 01/01/30 1,166,357
975,000 (d) Chart Industries, Inc 9.500 01/01/31 1,036,236
1,075,000 (d) Embraer Netherlands Finance BV 7.000 07/28/30 1,066,352
500,000 (d) Land O' Lakes, Inc 8.000 N/A(f) 466,250
75,000 Lockheed Martin Corp 1.850 06/15/30 60,490
1,925,000 Northrop Grumman Corp 3.250 01/15/28 1,765,385
4,450,000 Raytheon Technologies Corp 4.125 11/16/28 4,149,427
1,080,000 Raytheon Technologies Corp 2.250 07/01/30 868,943
2,800,000 Raytheon Technologies Corp 5.150 02/27/33 2,651,502
1,725,000 Raytheon Technologies Corp 4.500 06/01/42 1,411,147
670,000 (d) Sealed Air Corp 6.125 02/01/28 648,909
1,750,000 Trane Technologies Luxembourg Finance S.A. 3.800 03/21/29 1,612,257
1,575,000 (d) TransDigm , Inc 6.875 12/15/30 1,544,357
725,000 (d) WESCO Distribution, Inc 7.250 06/15/28 728,518
1,595,000 (d) Windsor Holdings III LLC 8.500 06/15/30 1,573,459
TOTAL CAPITAL GOODS 48,808,994
COMMERCIAL & PROFESSIONAL SERVICES - 0.6%
2,125,000 (d) ADT Corp 4.875 07/15/32 1,774,375
1,395,000 (d) Albion Financing 1 SARL 6.125 10/15/26 1,317,563
800,000 (d) ASGN, Inc 4.625 05/15/28 713,708
1,000,000 (d) Garda World Security Corp 4.625 02/15/27 915,060
745,000 (d) Garda World Security Corp 7.750 02/15/28 730,400
250,000 (d) GFL Environmental, Inc 4.250 06/01/25 240,250
1,000,000 (d) GFL Environmental, Inc 3.750 08/01/25 947,882
250,000 (d) GFL Environmental, Inc 5.125 12/15/26 238,147
3,150,000 (d) GFL Environmental, Inc 3.500 09/01/28 2,711,868
1,035,000 (b),(d) GTCR W-2 MERGER SUB LLC 7.500 01/15/31 1,036,449
3,075,000 (d) H&E Equipment Services, Inc 3.875 12/15/28 2,625,724
3,845,000 (d) Iron Mountain, Inc 7.000 02/15/29 3,760,538
620,000 (d) Prime Security Services Borrower LLC 5.250 04/15/24 615,765
2,750,000 (d) Prime Security Services Borrower LLC 5.750 04/15/26 2,667,963
1,200,000 (d) Prime Security Services Borrower LLC 3.375 08/31/27 1,051,317
2,725,000 (d) Prime Security Services Borrower LLC 6.250 01/15/28 2,523,809
1,550,000 Republic Services, Inc 2.900 07/01/26 1,449,530
1,330,000 Verisk Analytics, Inc 4.125 03/15/29 1,238,023
75,000 Verisk Analytics, Inc 3.625 05/15/50 50,307
850,000 Waste Management, Inc 2.500 11/15/50 481,835
TOTAL COMMERCIAL & PROFESSIONAL SERVICES 27,090,513

See Notes to Financial Statements
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL - 0.8%
$ 2,670,000 (d) Asbury Automotive Group, Inc 4.625% 11/15/29 $ 2,293,210
755,000 (d) Asbury Automotive Group, Inc 5.000 02/15/32 625,547
1,950,000 AutoZone, Inc 1.650 01/15/31 1,466,147
705,000 (d) Beacon Roofing Supply, Inc 6.500 08/01/30 683,223
2,025,000 (d) Ferrellgas LP 5.375 04/01/26 1,898,022
2,225,000 (d) Ferrellgas LP 5.875 04/01/29 2,000,995
3,900,000 (c),(d) JSM Global Sarl 4.750 10/20/30 507,000
1,225,000 (d) Kia Corp 2.750 02/14/27 1,110,693
1,000,000 Kohl's Corp 4.625 05/01/31 672,040
925,000 (d) L Brands, Inc 6.625 10/01/30 867,196
800,000 (d) LCM Investments Holdings II LLC 4.875 05/01/29 680,165
535,000 (d) LCM Investments Holdings II LLC 8.250 08/01/31 519,710
2,175,000 (d) Lithia Motors, Inc 4.625 12/15/27 1,985,905
3,300,000 Lowe's Cos, Inc 4.250 04/01/52 2,434,366
1,950,000 (d),(e) Macy's Retail Holdings LLC 5.875 04/01/29 1,707,401
2,500,000 (d),(e) Macy's Retail Holdings LLC 6.125 03/15/32 2,063,225
1,900,000 (d) Magic Mergeco , Inc 5.250 05/01/28 1,516,390
790,000 O'Reilly Automotive, Inc 3.550 03/15/26 752,250
1,400,000 O'Reilly Automotive, Inc 3.600 09/01/27 1,307,394
1,225,000 O'Reilly Automotive, Inc 4.200 04/01/30 1,117,347
2,200,000 O'Reilly Automotive, Inc 1.750 03/15/31 1,677,029
1,675,000 (d) Prosus NV 4.987 01/19/52 1,102,273
5,000,000 (d) Staples, Inc 7.500 04/15/26 4,111,716
TOTAL CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL 33,099,244
CONSUMER DURABLES & APPAREL - 0.0%
369,000 Newell Brands, Inc 4.875 06/01/25 353,571
1,175,000 (e) Newell Brands, Inc 6.375 09/15/27 1,120,930
TOTAL CONSUMER DURABLES & APPAREL 1,474,501
CONSUMER SERVICES - 0.4%
2,000,000 (d) CDI Escrow Issuer, Inc 5.750 04/01/30 1,806,837
3,285,000 (d) Churchill Downs, Inc 6.750 05/01/31 3,104,325
2,300,000 (d) ENA Master Trust 4.000 05/19/48 1,647,375
150,000 (d) Hilton Domestic Operating Co, Inc 5.750 05/01/28 145,008
2,200,000 (d) Hilton Domestic Operating Co, Inc 3.625 02/15/32 1,773,631
1,480,000 (d) International Game Technology plc 6.500 02/15/25 1,477,911
400,000 (d) International Game Technology plc 4.125 04/15/26 376,286
350,000 (d) LIGHT & WONDER INTER 7.500 09/01/31 345,923
2,550,000 (d) Live Nation Entertainment, Inc 6.500 05/15/27 2,514,278
425,000 (d) Marriott Ownership Resorts, Inc 4.500 06/15/29 356,108
1,000,000 (d) NCL Corp Ltd 5.875 03/15/26 923,243
1,000,000 (d) NCL Corp Ltd 8.375 02/01/28 1,014,367
1,665,000 (e) Sands China Ltd 2.550 03/08/27 1,444,428
2,000,000 (d),(e) Transnet SOC Ltd 8.250 02/06/28 1,914,480
450,000 (d) Wynn Macau Ltd 5.625 08/26/28 390,129
TOTAL CONSUMER SERVICES 19,234,329
CONSUMER STAPLES DISTRIBUTION & RETAIL - 0.4%
3,505,000 (d) Albertsons Cos, Inc 6.500 02/15/28 3,464,261
2,350,000 Costco Wholesale Corp 1.600 04/20/30 1,886,982
1,460,000 Kroger Co 3.875 10/15/46 1,024,533
675,000 SYSCO Corp 3.300 07/15/26 633,660
2,250,000 SYSCO Corp 3.150 12/14/51 1,383,523
785,000 (d) US Foods, Inc 6.875 09/15/28 783,351
2,200,000 Walmart, Inc 1.050 09/17/26 1,961,593
280,000 Walmart, Inc 2.375 09/24/29 243,765
5,125,000 Walmart, Inc 1.800 09/22/31 4,033,470
2,375,000 Walmart, Inc 2.500 09/22/41 1,589,440

Core Plus Bond Fund September 30, 2023

See Notes to Financial Statements
Portfolio of Investments
(continued)
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
CONSUMER STAPLES DISTRIBUTION & RETAIL—continued
$ 1,150,000 Walmart, Inc 4.500% 04/15/53 $ 989,853
TOTAL CONSUMER STAPLES DISTRIBUTION & RETAIL 17,994,431
ENERGY - 3.6%
3,950,000 (d) Archrock Partners LP 6.875 04/01/27 3,821,001
375,000 (d) Archrock Partners LP 6.250 04/01/28 349,134
550,000 Cenovus Energy, Inc 2.650 01/15/32 427,365
1,190,000 Cenovus Energy, Inc 5.400 06/15/47 1,022,082
2,750,000 Cheniere Energy Partners LP 3.250 01/31/32 2,185,694
300,000 Chevron USA, Inc 3.900 11/15/24 295,000
1,440,000 (d) Civitas Resources, Inc 8.375 07/01/28 1,465,200
1,750,000 (d) Civitas Resources, Inc 8.750 07/01/31 1,787,571
99,644 (g) Cloud Peak Energy, Inc 12.000 05/01/25 90,659
1,500,000 (d) Cosan Ltd 5.500 09/20/29 1,368,687
5,000,000 Diamondback Energy, Inc 4.400 03/24/51 3,685,452
1,790,000 (d) DT Midstream, Inc 4.125 06/15/29 1,548,424
1,490,000 (d) DT Midstream, Inc 4.375 06/15/31 1,252,962
2,300,000 Ecopetrol S.A. 6.875 04/29/30 2,100,036
2,275,000 Ecopetrol S.A. 4.625 11/02/31 1,736,910
300,000 Ecopetrol S.A. 8.875 01/13/33 293,037
2,000,000 (d) Empresa Nacional del Petroleo 3.450 09/16/31 1,596,919
3,450,000 Enbridge, Inc 5.700 03/08/33 3,305,095
2,340,000 Enbridge, Inc 5.750 07/15/80 2,036,878
500,000 (d) Energean Israel Finance Ltd 4.875 03/30/26 464,475
897,000 (d) Energean Israel Finance Ltd 5.375 03/30/28 804,474
1,450,000 (d) Energean Israel Finance Ltd 8.500 09/30/33 1,443,512
1,375,000 Energy Transfer LP 2.900 05/15/25 1,306,285
950,000 Energy Transfer LP 4.750 01/15/26 924,381
2,000,000 Energy Transfer LP 4.950 06/15/28 1,914,036
575,000 Energy Transfer LP 5.250 04/15/29 551,330
2,900,000 Energy Transfer LP 5.750 02/15/33 2,787,664
600,000 Energy Transfer LP 5.400 10/01/47 494,849
2,100,000 Energy Transfer LP 6.250 04/15/49 1,926,795
2,700,000 Energy Transfer LP 5.000 05/15/50 2,118,008
4,200,000 Energy Transfer LP 6.500 N/A(f) 3,859,171
575,000 Energy Transfer Operating LP 5.500 06/01/27 565,971
525,000 (d) EnLink Midstream LLC 5.625 01/15/28 496,380
745,000 (d) EnLink Midstream LLC 6.500 09/01/30 722,674
1,025,000 Enterprise Products Operating LLC 3.700 02/15/26 982,042
1,550,000 Enterprise Products Operating LLC 3.125 07/31/29 1,361,735
200,000 Enterprise Products Operating LLC 2.800 01/31/30 169,774
1,025,000 Enterprise Products Operating LLC 4.250 02/15/48 802,431
2,105,000 Enterprise Products Operating LLC 4.200 01/31/50 1,623,810
3,125,000 Enterprise Products Operating LLC 3.700 01/31/51 2,210,211
825,000 Enterprise Products Operating LLC 3.200 02/15/52 526,742
1,225,000 Enterprise Products Operating LLC 3.300 02/15/53 797,117
450,000 (d) EQM Midstream Partners LP 6.000 07/01/25 443,013
800,000 (d) EQM Midstream Partners LP 6.500 07/01/27 781,181
2,000,000 (d) EQM Midstream Partners LP 4.500 01/15/29 1,779,916
850,000 (d) EQT Corp 3.125 05/15/26 786,412
2,661,300 (d) Galaxy Pipeline Assets Bidco Ltd 2.160 03/31/34 2,217,159
2,750,000 (d) Galaxy Pipeline Assets Bidco Ltd 2.625 03/31/36 2,124,975
675,000 Genesis Energy LP 6.500 10/01/25 663,399
3,750,000 (e) Genesis Energy LP 6.250 05/15/26 3,594,731
450,000 (d) Hilcorp Energy I LP 5.750 02/01/29 406,347
1,000,000 (d) Hilcorp Energy I LP 6.000 04/15/30 901,654
450,000 (d) Hilcorp Energy I LP 6.000 02/01/31 395,912
1,700,000 (d) KazMunayGas National Co JSC 5.375 04/24/30 1,543,314
2,000,000 (d) KazMunayGas National Co JSC 3.500 04/14/33 1,492,600
715,000 Kinder Morgan Energy Partners LP 5.400 09/01/44 602,236
1,325,000 (d) Kosmos Energy Ltd 7.750 05/01/27 1,221,140

See Notes to Financial Statements
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
ENERGY—continued
$ 1,025,000 (d) Leviathan Bond Ltd 6.125% 06/30/25 $ 995,623
2,200,000 Marathon Petroleum Corp 3.800 04/01/28 2,022,660
4,150,000 Marathon Petroleum Corp 4.750 09/15/44 3,288,018
1,650,000 Marathon Petroleum Corp 5.000 09/15/54 1,276,582
2,625,000 MPLX LP 1.750 03/01/26 2,380,220
7,275,000 MPLX LP 2.650 08/15/30 5,874,833
1,550,000 MPLX LP 4.700 04/15/48 1,174,898
1,617,000 Murphy Oil Corp 5.875 12/01/27 1,569,143
325,000 Occidental Petroleum Corp 5.500 12/01/25 320,750
800,000 Occidental Petroleum Corp 5.550 03/15/26 789,456
2,375,000 Occidental Petroleum Corp 3.500 08/15/29 2,018,086
2,000,000 Occidental Petroleum Corp 6.600 03/15/46 1,965,160
1,650,000 ONEOK, Inc 4.500 03/15/50 1,196,427
2,000,000 (d) Parkland Corp 4.500 10/01/29 1,712,650
1,260,000 (d) Parkland Corp 4.625 05/01/30 1,074,124
525,000 (d) Permian Resources Operating LLC 7.000 01/15/32 517,762
4,000,000 (d) Pertamina Persero PT 1.400 02/09/26 3,602,977
2,000,000 (d) Pertamina Persero PT 2.300 02/09/31 1,549,125
1,200,000 Petrobras Global Finance BV 6.900 03/19/49 1,107,177
1,992,000 Petroleos Mexicanos 6.840 01/23/30 1,556,154
2,700,000 Petroleos Mexicanos 5.950 01/28/31 1,932,525
4,509,000 Petroleos Mexicanos 6.700 02/16/32 3,346,444
2,700,000 Phillips 66 2.150 12/15/30 2,125,870
1,450,000 Phillips 66 3.300 03/15/52 911,023
715,000 Phillips 66 Co 4.680 02/15/45 569,163
475,000 Regency Energy Partners LP 4.500 11/01/23 474,277
5,130,000 Sabine Pass Liquefaction LLC 5.875 06/30/26 5,121,007
3,300,000 Sabine Pass Liquefaction LLC 4.500 05/15/30 3,026,301
640,000 (d) Santos Finance Ltd 3.649 04/29/31 511,335
2,675,000 (d) Saudi Arabian Oil Co 2.250 11/24/30 2,142,798
645,000 (b),(d) Shelf Drilling Holdings Ltd 9.625 04/15/29 638,316
2,000,000 (d) SierraCol Energy Andina LLC 6.000 06/15/28 1,589,002
455,000 Suncor Energy, Inc 6.800 05/15/38 460,681
1,400,000 Sunoco Logistics Partners Operations LP 4.000 10/01/27 1,299,965
1,150,000 Sunoco LP 4.500 05/15/29 1,009,328
1,525,000 Targa Resources Corp 4.200 02/01/33 1,296,689
525,000 Targa Resources Partners LP 6.500 07/15/27 529,069
2,000,000 (d) Thaioil Treasury Center Co Ltd 2.500 06/18/30 1,564,738
3,300,000 TotalEnergies Capital International S.A. 3.127 05/29/50 2,150,830
2,000,000 TransCanada Trust 5.500 09/15/79 1,642,151
1,054,500 (d) Transocean, Inc 8.750 02/15/30 1,078,226
1,168,000 (d) Tullow Oil plc 10.250 05/15/26 1,014,992
1,600,000 USA Compression Partners LP 6.875 04/01/26 1,567,269
1,075,000 USA Compression Partners LP 6.875 09/01/27 1,042,162
2,205,000 (d) Venture Global LNG, Inc 8.125 06/01/28 2,183,265
1,800,000 Williams Cos, Inc 2.600 03/15/31 1,433,618
3,075,000 Williams Cos, Inc 5.650 03/15/33 2,971,346
TOTAL ENERGY 157,800,177
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) - 1.4%
2,050,000 Agree LP 2.000 06/15/28 1,695,685
350,000 Alexandria Real Estate Equities, Inc 3.950 01/15/27 328,742
450,000 Alexandria Real Estate Equities, Inc 3.950 01/15/28 417,024
1,650,000 Alexandria Real Estate Equities, Inc 4.900 12/15/30 1,537,819
1,125,000 Alexandria Real Estate Equities, Inc 1.875 02/01/33 796,434
875,000 American Tower Corp 5.000 02/15/24 871,445
1,425,000 American Tower Corp 2.950 01/15/25 1,369,448
475,000 American Tower Corp 3.375 10/15/26 442,210
1,200,000 American Tower Corp 3.600 01/15/28 1,088,888
1,480,000 American Tower Corp 3.800 08/15/29 1,316,475
4,100,000 American Tower Corp 2.900 01/15/30 3,406,356

Core Plus Bond Fund September 30, 2023

See Notes to Financial Statements
Portfolio of Investments
(continued)
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS)—continued
$ 825,000 American Tower Corp 2.100% 06/15/30 $ 642,077
1,390,000 American Tower Corp 1.875 10/15/30 1,051,845
950,000 Brandywine Operating Partnership LP 4.100 10/01/24 920,758
1,750,000 Brixmor Operating Partnership LP 3.850 02/01/25 1,685,899
350,000 Brixmor Operating Partnership LP 2.250 04/01/28 294,729
775,000 Crown Castle, Inc 3.650 09/01/27 711,448
2,025,000 Crown Castle, Inc 2.250 01/15/31 1,571,536
3,525,000 Crown Castle, Inc 2.100 04/01/31 2,689,088
1,775,000 CubeSmart LP 2.250 12/15/28 1,484,785
590,000 Equinix , Inc 2.150 07/15/30 463,405
2,375,000 Essential Properties LP 2.950 07/15/31 1,731,461
1,890,000 Essex Portfolio LP 3.000 01/15/30 1,570,345
600,000 Federal Realty OP LP 1.250 02/15/26 538,992
1,500,000 Healthcare Realty Holdings LP 3.875 05/01/25 1,414,311
1,225,000 Healthcare Realty Holdings LP 3.500 08/01/26 1,137,960
1,500,000 Healthcare Realty Holdings LP 3.625 01/15/28 1,335,505
3,055,000 Healthcare Realty Holdings LP 3.100 02/15/30 2,543,721
525,000 Healthcare Realty Holdings LP 2.400 03/15/30 405,298
550,000 Healthcare Realty Holdings LP 2.050 03/15/31 397,401
375,000 Highwoods Realty LP 3.875 03/01/27 341,596
725,000 Highwoods Realty LP 4.125 03/15/28 647,855
700,000 Highwoods Realty LP 4.200 04/15/29 593,138
3,369,000 Highwoods Realty LP 2.600 02/01/31 2,419,036
1,700,000 Kite Realty Group Trust 4.750 09/15/30 1,513,587
1,500,000 Mid-America Apartments LP 4.300 10/15/23 1,499,069
1,000,000 Mid-America Apartments LP 3.750 06/15/24 984,050
850,000 Mid-America Apartments LP 4.000 11/15/25 822,320
3,925,000 Mid-America Apartments LP 2.750 03/15/30 3,301,661
1,625,000 Mid-America Apartments LP 1.700 02/15/31 1,242,208
1,000,000 Mid-America Apartments LP 2.875 09/15/51 575,362
550,000 National Retail Properties, Inc 4.000 11/15/25 526,332
600,000 National Retail Properties, Inc 3.600 12/15/26 557,590
650,000 NNN REIT, Inc 5.600 10/15/33 612,452
625,000 ProLogis LP 2.875 11/15/29 536,052
875,000 Regency Centers LP 3.900 11/01/25 829,546
425,000 Regency Centers LP 3.600 02/01/27 397,307
1,650,000 Regency Centers LP 2.950 09/15/29 1,404,310
1,500,000 (d) SBA Tower Trust 1.631 11/15/26 1,297,308
603,000 SITE Centers Corp 3.625 02/01/25 574,026
3,820,000 SITE Centers Corp 4.250 02/01/26 3,576,430
650,000 SITE Centers Corp 4.700 06/01/27 601,752
400,000 Weingarten Realty Investors 4.450 01/15/24 397,680
925,000 Weingarten Realty Investors 3.850 06/01/25 879,835
300,000 Weingarten Realty Investors 3.250 08/15/26 276,772
TOTAL EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) 62,268,364
FINANCIAL SERVICES - 3.1%
2,150,000 AerCap Ireland Capital DAC 1.750 01/30/26 1,940,311
6,600,000 AerCap Ireland Capital DAC 3.000 10/29/28 5,659,356
1,250,000 AerCap Ireland Capital DAC 3.300 01/30/32 993,640
750,000 AerCap Ireland Capital DAC 3.850 10/29/41 532,062
4,000,000 Banco Bilbao Vizcaya Argentaria S.A. 9.375 N/A(f) 3,969,002
2,600,000 (d) Bangkok Bank PCL 3.466 09/23/36 2,015,754
4,086,000 Bank of New York Mellon Corp 4.700 N/A(f) 3,933,021
1,850,000 (d) BBVA Bancomer S.A. 5.125 01/18/33 1,592,822
1,000,000 (d) BBVA Bancomer S.A. 8.450 06/29/38 985,659
75,000 Capital One Financial Corp 3.750 03/09/27 68,647
3,940,000 (e) Capital One Financial Corp 3.950 N/A(f) 2,957,329
6,675,000 Charles Schwab Corp 5.375 N/A(f) 6,412,859
600,000 (d) Compass Group Diversified Holdings LLC 5.250 04/15/29 524,573
475,000 (d) Credit Suisse Group AG. 2.193 06/05/26 441,778

See Notes to Financial Statements
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
FINANCIAL SERVICES—continued
$ 5,900,000 (d) Credit Suisse Group AG. 1.305% 02/02/27 $ 5,232,167
2,050,000 (d) Credit Suisse Group AG. 6.442 08/11/28 2,048,238
2,450,000 Deutsche Bank AG. 5.371 09/09/27 2,392,489
2,275,000 Deutsche Bank AG. 2.311 11/16/27 1,981,034
3,400,000 Deutsche Bank AG. 6.000 N/A(f) 2,653,668
6,400,000 Discover Financial Services 6.125 N/A(f) 6,151,458
4,550,000 Equitable Holdings, Inc 4.950 N/A(f) 4,282,283
2,135,000 Fiserv, Inc 3.500 07/01/29 1,904,741
1,250,000 Goldman Sachs Group, Inc 4.000 03/03/24 1,239,330
1,000,000 Goldman Sachs Group, Inc 3.500 04/01/25 962,871
8,200,000 Goldman Sachs Group, Inc 4.482 08/23/28 7,761,390
2,500,000 Goldman Sachs Group, Inc 2.615 04/22/32 1,952,692
710,000 Goldman Sachs Group, Inc 2.650 10/21/32 548,026
1,050,000 Goldman Sachs Group, Inc 4.411 04/23/39 864,219
1,625,000 Goldman Sachs Group, Inc 3.210 04/22/42 1,101,597
1,450,000 Goldman Sachs Group, Inc 3.436 02/24/43 1,000,044
3,000,000 Goldman Sachs Group, Inc 5.500 N/A(f) 2,924,188
4,925,000 Goldman Sachs Group, Inc 7.500 N/A(f) 4,867,666
1,250,000 (a),(d) Hestia Re Ltd SOFR + 9.500% 14.935 04/22/25 1,208,125
925,000 Icahn Enterprises LP 5.250 05/15/27 813,056
3,850,000 Icahn Enterprises LP 4.375 02/01/29 3,078,689
3,000,000 (d) Indian Railway Finance Corp Ltd 2.800 02/10/31 2,415,517
425,000 Legg Mason, Inc 3.950 07/15/24 419,217
3,425,000 (d) LPL Holdings, Inc 4.000 03/15/29 2,986,128
500,000 (a),(d) Matterhorn Re Ltd SOFR + 5.250% 5.889 03/24/25 487,200
1,400,000 (d) Minejesa Capital BV 4.625 08/10/30 1,243,900
1,000,000 (d) Minejesa Capital BV 5.625 08/10/37 762,861
3,445,000 Morgan Stanley 2.720 07/22/25 3,343,306
2,650,000 Morgan Stanley 2.188 04/28/26 2,489,390
1,000,000 Morgan Stanley 4.679 07/17/26 974,171
6,625,000 Morgan Stanley 3.125 07/27/26 6,153,268
1,480,000 Morgan Stanley 3.950 04/23/27 1,374,661
550,000 Morgan Stanley 5.449 07/20/29 535,958
4,000,000 Morgan Stanley 5.250 04/21/34 3,713,920
3,200,000 Morgan Stanley 5.424 07/21/34 3,018,534
2,000,000 Navient Corp 5.500 03/15/29 1,680,020
1,140,000 Northern Trust Corp 3.950 10/30/25 1,098,615
2,421,000 Northern Trust Corp 4.600 N/A(f) 2,178,656
1,345,000 OneMain Finance Corp 3.500 01/15/27 1,151,656
2,375,000 (d) Power Finance Corp Ltd 3.950 04/23/30 2,063,445
2,000,000 (d) Rocket Mortgage LLC 4.000 10/15/33 1,510,366
2,100,000 (d) Societe Generale S.A. 4.027 01/21/43 1,317,590
300,000 Springleaf Finance Corp 6.125 03/15/24 299,049
1,350,000 Springleaf Finance Corp 5.375 11/15/29 1,130,625
2,325,000 UBS Group AG. 3.750 03/26/25 2,236,207
2,100,000 (d) UBS Group AG. 3.179 02/11/43 1,358,264
550,000 Visa, Inc 2.700 04/15/40 387,307
260,000 Voya Financial, Inc 5.700 07/15/43 227,745
TOTAL FINANCIAL SERVICES 133,552,360
FOOD, BEVERAGE & TOBACCO - 1.3%
8,000,000 Anheuser-Busch Cos LLC 3.650 02/01/26 7,682,877
2,575,000 Anheuser-Busch Cos LLC 4.700 02/01/36 2,360,081
2,830,000 Anheuser-Busch Cos LLC 4.900 02/01/46 2,466,470
5,580,000 Anheuser-Busch InBev Worldwide, Inc 4.750 01/23/29 5,410,171
3,700,000 BAT Capital Corp 2.259 03/25/28 3,129,196
3,650,000 BAT Capital Corp 4.906 04/02/30 3,348,681
3,735,000 BAT Capital Corp 2.726 03/25/31 2,882,071
4,400,000 BAT International Finance plc 4.448 03/16/28 4,103,090
2,700,000 (d) Cia Cervecerias Unidas S.A. 3.350 01/19/32 2,210,213
3,000,000 (d) Coca-Cola Icecek AS. 4.500 01/20/29 2,667,180

Core Plus Bond Fund September 30, 2023

See Notes to Financial Statements
Portfolio of Investments
(continued)
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
FOOD, BEVERAGE & TOBACCO—continued
$ 450,000 Constellation Brands, Inc 4.400% 11/15/25 $ 437,697
450,000 Constellation Brands, Inc 3.700 12/06/26 424,835
1,625,000 Constellation Brands, Inc 3.150 08/01/29 1,423,710
2,350,000 Constellation Brands, Inc 2.875 05/01/30 1,972,255
1,700,000 Constellation Brands, Inc 2.250 08/01/31 1,324,288
1,650,000 Diageo Capital plc 2.125 10/24/24 1,588,757
2,425,000 Diageo Capital plc 2.375 10/24/29 2,053,737
1,150,000 Diageo Capital plc 2.000 04/29/30 932,939
1,700,000 (d) Grupo Bimbo SAB de C.V. 4.700 11/10/47 1,374,711
1,500,000 Kraft Heinz Foods Co 4.375 06/01/46 1,168,862
2,500,000 (d) MARB BondCo plc 3.950 01/29/31 1,853,822
1,500,000 (d) Primo Water Holdings, Inc 4.375 04/30/29 1,282,500
3,325,000 (d) Ulker Biskuvi Sanayi AS. 6.950 10/30/25 3,115,193
TOTAL FOOD, BEVERAGE & TOBACCO 55,213,336
HEALTH CARE EQUIPMENT & SERVICES - 1.7%
450,000 Abbott Laboratories 5.300 05/27/40 441,533
1,200,000 Boston Scientific Corp 2.650 06/01/30 1,002,995
1,640,000 Centene Corp 2.450 07/15/28 1,385,544
6,410,000 Centene Corp 3.000 10/15/30 5,170,370
1,525,000 Cigna Group 3.200 03/15/40 1,071,676
7,450,000 CVS Health Corp 1.750 08/21/30 5,732,782
5,175,000 CVS Health Corp 4.780 03/25/38 4,456,450
1,400,000 CVS Health Corp 2.700 08/21/40 882,611
8,425,000 CVS Health Corp 5.050 03/25/48 6,999,872
2,000,000 (d) DaVita, Inc 4.625 06/01/30 1,642,243
4,200,000 Elevance Health, Inc 2.250 05/15/30 3,416,953
1,575,000 Elevance Health, Inc 5.125 02/15/53 1,390,504
4,630,000 Encompass Health Corp 4.500 02/01/28 4,218,471
9,000,000 HCA, Inc 3.500 09/01/30 7,614,230
2,075,000 HCA, Inc 3.625 03/15/32 1,719,944
1,320,000 HCA, Inc 5.500 06/15/47 1,126,700
1,700,000 HCA, Inc 4.625 03/15/52 1,276,352
3,500,000 (d) Hologic , Inc 3.250 02/15/29 2,956,461
2,000,000 Humana, Inc 2.150 02/03/32 1,511,291
800,000 Humana, Inc 5.875 03/01/33 795,296
1,025,000 McKesson Corp 5.100 07/15/33 979,347
1,700,000 (d) MPH Acquisition Holdings LLC 5.500 09/01/28 1,443,720
3,375,000 MPT Operating Partnership LP 3.500 03/15/31 2,107,586
375,000 Tenet Healthcare Corp 4.625 06/15/28 337,557
3,400,000 (e) Tenet Healthcare Corp 6.125 10/01/28 3,191,750
5,600,000 Tenet Healthcare Corp 4.375 01/15/30 4,816,696
2,650,000 UnitedHealth Group, Inc 2.950 10/15/27 2,424,260
3,625,000 UnitedHealth Group, Inc 2.300 05/15/31 2,928,780
1,085,000 UnitedHealth Group, Inc 3.750 10/15/47 797,971
TOTAL HEALTH CARE EQUIPMENT & SERVICES 73,839,945
HOUSEHOLD & PERSONAL PRODUCTS - 0.0%
1,170,000 (d) Coty, Inc 6.625 07/15/30 1,142,318
TOTAL HOUSEHOLD & PERSONAL PRODUCTS 1,142,318
INSURANCE - 1.3%
2,550,000 (d) Acrisure LLC 4.250 02/15/29 2,142,781
150,000 Aetna, Inc 6.625 06/15/36 154,564
53,000 Aflac, Inc 6.450 08/15/40 52,755
1,000,000 (a),(d) Alamo Re Ltd 12.685 06/07/25 998,300
825,000 (d) Alliant Holdings Intermediate LLC 4.250 10/15/27 738,656
4,360,000 (d) Alliant Holdings Intermediate LLC 6.750 04/15/28 4,207,637
325,000 (d) AmWINS Group, Inc 4.875 06/30/29 284,774
1,250,000 Aon Corp 2.800 05/15/30 1,040,250
1,450,000 Aon Corp 5.350 02/28/33 1,390,051

See Notes to Financial Statements
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
INSURANCE—continued
$ 2,425,000 Aon Global Ltd 3.500% 06/14/24 $ 2,380,314
500,000 Berkshire Hathaway Finance Corp 2.875 03/15/32 419,325
3,895,000 Berkshire Hathaway Finance Corp 2.850 10/15/50 2,423,350
400,000 Berkshire Hathaway Finance Corp 3.850 03/15/52 298,364
2,750,000 (d) CHS 8.000 03/15/26 2,620,945
1,250,000 (d) CHS 5.250 05/15/30 950,221
700,000 CNA Financial Corp 3.950 05/15/24 690,832
550,000 (d) Equitable Financial Life Global Funding 1.400 07/07/25 505,129
1,690,000 (d) Five Corners Funding Trust II 2.850 05/15/30 1,409,133
7,425,000 Hartford Financial Services Group, Inc 2.800 08/19/29 6,369,050
250,000 Hartford Financial Services Group, Inc 4.300 04/15/43 193,048
850,000 Hartford Financial Services Group, Inc 2.900 09/15/51 499,954
2,000,000 (d) High Street Funding Trust I 4.111 02/15/28 1,833,750
2,755,000 (d) HUB International Ltd 7.250 06/15/30 2,749,958
1,521,000 (d) Liberty Mutual Group, Inc 4.569 02/01/29 1,434,739
1,750,000 (d) Liberty Mutual Group, Inc 3.951 10/15/50 1,174,981
1,750,000 (d) Liberty Mutual Group, Inc 5.500 06/15/52 1,499,611
375,000 Marsh & McLennan Cos, Inc 3.500 03/10/25 363,367
1,400,000 MetLife, Inc 3.600 04/10/24 1,383,033
260,000 MetLife, Inc 3.600 11/13/25 250,062
625,000 MetLife, Inc 5.000 07/15/52 539,275
3,920,000 MetLife, Inc 3.850 N/A(f) 3,626,342
1,000,000 (d) NFP Corp 4.875 08/15/28 880,355
1,000,000 (d) NFP Corp 7.500 10/01/30 960,327
500,000 Principal Financial Group, Inc 2.125 06/15/30 397,591
2,100,000 Prudential Financial, Inc 5.200 03/15/44 2,054,594
500,000 Prudential Financial, Inc 3.905 12/07/47 362,386
4,000,000 Prudential Financial, Inc 5.125 03/01/52 3,444,577
1,050,000 Reinsurance Group of America, Inc 3.900 05/15/29 940,507
900,000 (d) Swiss Re Finance Luxembourg S.A. 5.000 04/02/49 843,300
850,000 Willis North America, Inc 3.600 05/15/24 836,487
TOTAL INSURANCE 55,344,675
MATERIALS - 2.0%
2,650,000 Albemarle Corp 4.650 06/01/27 2,526,765
1,125,000 (d) Alpek SAB de C.V. 4.250 09/18/29 983,340
2,000,000 (d) Alpek SAB de C.V. 3.250 02/25/31 1,569,903
270,000 Amcor Flexibles North America, Inc 3.100 09/15/26 246,070
1,200,000 Amcor Flexibles North America, Inc 2.630 06/19/30 968,753
3,700,000 Amcor Flexibles North America, Inc 2.690 05/25/31 2,933,728
875,000 (d) Anglo American Capital plc 3.875 03/16/29 784,086
1,350,000 (d) Anglo American Capital plc 2.625 09/10/30 1,078,433
2,300,000 AngloGold Ashanti Holdings plc 3.375 11/01/28 1,934,402
1,500,000 AngloGold Ashanti Holdings plc 3.750 10/01/30 1,207,740
1,225,000 (d),(e) Ardagh Metal Packaging Finance USA LLC 3.250 09/01/28 1,021,395
1,445,000 (d) Arsenal AIC Parent LLC 8.000 10/01/30 1,437,804
3,570,000 Ball Corp 6.875 03/15/28 3,591,584
2,425,000 Ball Corp 2.875 08/15/30 1,921,556
5,375,000 Berry Global, Inc 1.570 01/15/26 4,858,646
3,125,000 Berry Global, Inc 1.650 01/15/27 2,685,996
1,500,000 (d) Celulosa Arauco y Constitucion S.A. 4.250 04/30/29 1,320,716
1,500,000 (d) Cemex SAB de C.V. 5.450 11/19/29 1,420,972
1,000,000 (d) Cemex SAB de C.V. 3.875 07/11/31 837,615
875,000 (d) Cemex SAB de C.V. 9.125 N/A(f) 910,879
1,500,000 Commercial Metals Co 4.125 01/15/30 1,305,839
725,000 (d) Constellium SE 3.750 04/15/29 607,490
2,000,000 (d) Corp Nacional del Cobre de Chile 3.150 01/14/30 1,688,012
5,805,000 DowDuPont , Inc 4.493 11/15/25 5,666,973
1,605,000 DuPont de Nemours, Inc 4.725 11/15/28 1,551,493
5,000,000 (d) FMG Resources August 2006 Pty Ltd 5.875 04/15/30 4,571,063
1,785,000 (d) Freeport Indonesia PT 5.315 04/14/32 1,617,978

Core Plus Bond Fund September 30, 2023

See Notes to Financial Statements
Portfolio of Investments
(continued)
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
MATERIALS—continued
$ 1,250,000 (d) Gold Fields Orogen Holdings BVI Ltd 6.125% 05/15/29 $ 1,213,234
1,215,000 (d) Inversiones CMPC S.A. 6.125 06/23/33 1,183,106
1,785,000 (d) Mauser Packaging Solutions Holding Co 7.875 08/15/26 1,722,054
485,000 (d) Midwest Connector Capital Co LLC 4.625 04/01/29 443,280
2,000,000 (d) Mineral Resources Ltd 8.000 11/01/27 1,962,500
1,325,000 (d) Mineral Resources Ltd 9.250 10/01/28 1,338,250
1,200,000 Newmont Corp 2.250 10/01/30 955,392
1,665,000 Newmont Corp 2.600 07/15/32 1,304,205
3,000,000 (d) Nova Chemicals Corp 4.875 06/01/24 2,947,468
2,500,000 Nutrien Ltd 2.950 05/13/30 2,086,791
1,920,000 (d) OCI NV 4.625 10/15/25 1,815,271
1,100,000 (d) OCP S.A. 3.750 06/23/31 866,705
2,000,000 Olin Corp 5.125 09/15/27 1,870,020
1,975,000 (d) Orbia Advance Corp SAB de C.V. 1.875 05/11/26 1,758,676
2,900,000 (d) PolyOne Corp 5.750 05/15/25 2,847,145
2,075,000 Sasol Financing USA LLC 4.375 09/18/26 1,839,456
3,000,000 (d) Sociedad Quimica y Minera de Chile S.A. 3.500 09/10/51 1,843,287
2,200,000 (d) Standard Industries, Inc 5.000 02/15/27 2,039,293
2,000,000 (d) SunCoke Energy, Inc 4.875 06/30/29 1,699,450
3,000,000 (e) Suzano Austria GmbH 3.125 01/15/32 2,304,019
1,911,000 (d) Tronox , Inc 4.625 03/15/29 1,542,189
2,675,000 (d) UltraTech Cement Ltd 2.800 02/16/31 2,101,988
TOTAL MATERIALS 88,933,010
MEDIA & ENTERTAINMENT - 2.4%
875,000 Activision Blizzard, Inc 3.400 09/15/26 829,817
1,100,000 Activision Blizzard, Inc 1.350 09/15/30 859,077
2,030,000 (d) Adani Electricity Mumbai Ltd 3.867 07/22/31 1,412,114
3,975,045 (d) Alfa Desarrollo S.p.A 4.550 09/27/51 2,717,151
2,000,000 (d) Altice Financing S.A. 5.750 08/15/29 1,639,068
2,500,000 (d) Arches Buyer, Inc 4.250 06/01/28 2,131,481
1,500,000 (d) BOC Aviation USA Corp 1.625 04/29/24 1,461,669
500,000 (a),(d) Bonanza RE Ltd SOFR + 5.750% 11.183 03/16/25 350,000
1,175,000 (d) Cable Onda S.A. 4.500 01/30/30 959,425
6,000,000 (d) CCO Holdings LLC 5.125 05/01/27 5,590,297
1,800,000 (d) CCO Holdings LLC 4.500 08/15/30 1,477,464
2,200,000 (e) Charter Communications Operating LLC 4.400 04/01/33 1,871,185
5,000,000 Charter Communications Operating LLC 3.500 03/01/42 3,089,843
1,465,000 Charter Communications Operating LLC 5.125 07/01/49 1,067,936
8,150,000 Charter Communications Operating LLC 4.800 03/01/50 5,699,018
5,000,000 Comcast Corp 4.150 10/15/28 4,736,277
2,975,000 Comcast Corp 3.200 07/15/36 2,293,916
1,000,000 Comcast Corp 3.900 03/01/38 816,717
15,185,000 Comcast Corp 2.887 11/01/51 8,949,128
5,000,000 (d) CSC Holdings LLC 5.500 04/15/27 4,285,376
980,000 (d),(e) CSC Holdings LLC 11.250 05/15/28 976,165
1,225,000 (d) CT Trust 5.125 02/03/32 955,756
985,000 (d) DIRECTV Holdings LLC 5.875 08/15/27 870,917
1,300,000 (d) Electricidad Firme de Mexico Holdings S.A. de C.V. 4.900 11/20/26 1,140,690
1,285,000 Extra Space Storage LP 2.400 10/15/31 983,755
3,000,000 (d) Genm Capital Labuan Ltd 3.882 04/19/31 2,347,358
2,000,000 Haleon US Capital LLC 3.375 03/24/27 1,855,499
3,200,000 Haleon US Capital LLC 3.625 03/24/32 2,744,485
1,275,000 Lamar Media Corp 3.750 02/15/28 1,128,476
3,000,000 Lamar Media Corp 4.875 01/15/29 2,715,000
1,000,000 Lamar Media Corp 4.000 02/15/30 847,500
825,000 Lamar Media Corp 3.625 01/15/31 671,847
1,275,000 (d) LCPR Senior Secured Financing DAC 5.125 07/15/29 1,025,603
1,500,000 (d) Liberty Costa Rica Senior Secured Finance 10.875 01/15/31 1,503,750
2,200,500 (d) Mexico Remittances Funding Fiduciary Estate
Management Sarl
4.875 01/15/28 1,963,491
825,000 (d) News Corp 3.875 05/15/29 709,500

See Notes to Financial Statements
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
MEDIA & ENTERTAINMENT—continued
$ 3,500,000 Paramount Global 6.375% 03/30/62 $ 2,748,935
1,830,000 S&P Global, Inc 4.250 05/01/29 1,727,550
590,000 (d) Sirius XM Radio, Inc 3.125 09/01/26 525,837
2,725,000 (d) Sirius XM Radio, Inc 4.000 07/15/28 2,325,973
1,575,000 (d) Sirius XM Radio, Inc 4.125 07/01/30 1,260,961
1,230,000 Time Warner Cable LLC 5.875 11/15/40 1,019,119
475,000 Time Warner Cable LLC 4.500 09/15/42 329,089
1,275,000 (d) Univision Communications, Inc 4.500 05/01/29 1,038,160
3,000,000 (d) UPC Broadband Finco BV 4.875 07/15/31 2,434,440
2,000,000 (d) Venture Global Calcasieu Pass LLC 4.125 08/15/31 1,641,242
1,500,000 (a),(d) Vitality Re XIV Ltd U.S. Treasury Bill 3 M + 3.500% 8.935 01/05/27 1,533,300
2,000,000 (d) VZ Secured Financing BV 5.000 01/15/32 1,571,109
125,000 Walt Disney Co 7.625 11/30/28 137,768
5,000,000 Warnermedia Holdings, Inc 3.755 03/15/27 4,616,088
6,475,000 Warnermedia Holdings, Inc 5.050 03/15/42 5,007,690
725,000 Warnermedia Holdings, Inc 5.141 03/15/52 538,704
1,825,000 Weibo Corp 3.375 07/08/30 1,423,595
TOTAL MEDIA & ENTERTAINMENT 104,556,311
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 1.2%
5,725,000 AbbVie, Inc 4.050 11/21/39 4,683,749
5,975,000 Amgen, Inc 5.250 03/02/33 5,711,855
5,600,000 Amgen, Inc 5.650 03/02/53 5,241,167
25,000 AstraZeneca Finance LLC 2.250 05/28/31 20,140
6,675,000 AstraZeneca plc 1.375 08/06/30 5,176,594
1,500,000 (d) Avantor Funding, Inc 4.625 07/15/28 1,367,518
2,040,000 (d) Avantor Funding, Inc 3.875 11/01/29 1,743,527
1,090,000 Danaher Corp 2.800 12/10/51 664,368
450,000 Gilead Sciences, Inc 4.000 09/01/36 383,249
900,000 Johnson & Johnson 3.400 01/15/38 725,930
1,325,000 Merck & Co, Inc 2.750 12/10/51 800,236
2,000,000 (d) Organon Finance  LLC 4.125 04/30/28 1,737,817
3,150,000 (d) Organon Finance   LLC 5.125 04/30/31 2,524,261
1,375,000 Pfizer Investment Enterprises Pte Ltd 4.750 05/19/33 1,299,757
10,750,000 Pfizer Investment Enterprises Pte Ltd 5.300 05/19/53 9,988,390
6,950,000 Takeda Pharmaceutical Co Ltd 2.050 03/31/30 5,588,750
3,000,000 Teva Pharmaceutical Finance Netherlands III BV 3.150 10/01/26 2,673,811
700,000 Teva Pharmaceutical Finance Netherlands III BV 4.750 05/09/27 642,273
TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES 50,973,392
REAL ESTATE MANAGEMENT & DEVELOPMENT - 0.1%
1,850,000 (d) Cushman & Wakefield US Borrower LLC 6.750 05/15/28 1,706,810
1,400,000 Kennedy-Wilson, Inc 4.750 03/01/29 1,074,514
1,475,000 Kennedy-Wilson, Inc 5.000 03/01/31 1,075,989
TOTAL REAL ESTATE MANAGEMENT & DEVELOPMENT 3,857,313
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 0.4%
8,558,000 (d) Broadcom, Inc 4.926 05/15/37 7,376,370
1,035,000 Intel Corp 3.734 12/08/47 737,165
3,595,000 NVIDIA Corp 2.000 06/15/31 2,876,480
1,425,000 NXP BV 3.875 06/18/26 1,354,855
1,175,000 NXP BV 4.400 06/01/27 1,114,745
725,000 NXP BV 3.400 05/01/30 619,972
1,575,000 NXP BV 3.125 02/15/42 1,025,523
700,000 Texas Instruments, Inc 2.625 05/15/24 686,873
505,000 Texas Instruments, Inc 4.150 05/15/48 407,136
1,500,000 Texas Instruments, Inc 5.000 03/14/53 1,359,110
TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT 17,558,229
SOFTWARE & SERVICES - 0.7%
2,975,000 Adobe, Inc 2.300 02/01/30 2,503,325

Core Plus Bond Fund September 30, 2023

See Notes to Financial Statements
Portfolio of Investments
(continued)
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
SOFTWARE & SERVICES—continued
$ 265,000 (d) CA Magnum Holdings 5.375% 10/31/26 $ 234,554
900,000 (d) Gartner, Inc 3.750 10/01/30 755,283
1,413,000 (d) j2 Global, Inc 4.625 10/15/30 1,196,316
3,000,000 Microsoft Corp 2.400 08/08/26 2,786,893
1,165,000 Microsoft Corp 3.300 02/06/27 1,105,319
1,149,000 Microsoft Corp 2.525 06/01/50 699,620
2,270,000 (d) NortonLifeLock , Inc 6.750 09/30/27 2,225,428
565,000 (d) Open Text Corp 6.900 12/01/27 566,286
2,830,000 (d) Open Text Corp 3.875 12/01/29 2,326,312
550,000 (d) Open Text Holdings, Inc 4.125 02/15/30 460,131
4,300,000 Oracle Corp 4.900 02/06/33 3,963,440
5,450,000 Oracle Corp 5.550 02/06/53 4,775,091
1,300,000 Roper Technologies, Inc 1.400 09/15/27 1,112,262
4,100,000 Roper Technologies, Inc 2.000 06/30/30 3,242,133
3,525,000 Salesforce, Inc 2.700 07/15/41 2,387,097
TOTAL SOFTWARE & SERVICES 30,339,490
TECHNOLOGY HARDWARE & EQUIPMENT - 0.6%
3,000,000 (d) Ahead DB Holdings LLC 6.625 05/01/28 2,534,037
1,470,000 Amphenol Corp 2.800 02/15/30 1,247,652
5,575,000 Apple, Inc 2.450 08/04/26 5,178,696
10,350,000 Apple, Inc 2.050 09/11/26 9,510,852
1,000,000 Apple, Inc 3.850 05/04/43 809,022
640,000 Apple, Inc 4.650 02/23/46 570,262
875,000 Flex Ltd 4.875 06/15/29 817,586
4,125,000 (d) Imola Merger Corp 4.750 05/15/29 3,615,154
1,500,000 (d),(e) Lenovo Group Ltd 3.421 11/02/30 1,223,230
975,000 (d) Sensata Technologies BV 4.000 04/15/29 839,570
450,000 Tyco Electronics Group S.A. 3.700 02/15/26 431,480
TOTAL TECHNOLOGY HARDWARE & EQUIPMENT 26,777,541
TELECOMMUNICATION SERVICES - 2.2%
2,075,000 (d) America Movil SAB de C.V. 5.375 04/04/32 1,786,214
6,563,000 AT&T, Inc 2.550 12/01/33 4,820,446
2,085,000 AT&T, Inc 4.500 05/15/35 1,778,449
1,700,000 AT&T, Inc 3.500 06/01/41 1,181,041
20,570,000 AT&T, Inc 3.550 09/15/55 12,592,089
4,917,000 AT&T, Inc 3.800 12/01/57 3,115,046
3,500,000 (d) Bharti Airtel Ltd 3.250 06/03/31 2,885,330
3,200,000 (d) C&W Senior Financing Designated Activity Co 6.875 09/15/27 2,813,851
2,575,000 (d) Empresa Nacional de Telecomunicaciones S.A. 3.050 09/14/32 1,963,437
2,000,000 (d) Frontier Communications Holdings LLC 5.875 10/15/27 1,818,936
1,925,000 (d) Iliad Holding SASU 6.500 10/15/26 1,808,563
893,000 (d) Iliad Holding SASU 7.000 10/15/28 812,877
2,268,000 (d) Millicom International Cellular S.A. 5.125 01/15/28 1,916,098
1,175,000 (d) Millicom International Cellular S.A. 4.500 04/27/31 839,128
370,000 Orange S.A. 5.375 01/13/42 336,856
1,150,000 Telefonica Emisiones S.A. 4.895 03/06/48 871,060
3,000,000 (d) Telefonica Moviles Chile S.A. 3.537 11/18/31 2,257,032
800,000 T-Mobile USA, Inc 2.250 02/15/26 736,452
10,850,000 T-Mobile USA, Inc 2.625 02/15/29 9,191,828
8,650,000 T-Mobile USA, Inc 3.875 04/15/30 7,663,649
3,750,000 T-Mobile USA, Inc 5.050 07/15/33 3,479,291
750,000 T-Mobile USA, Inc 3.000 02/15/41 496,985
3,000,000 T-Mobile USA, Inc 3.300 02/15/51 1,877,104
1,700,000 Verizon Communications, Inc 1.750 01/20/31 1,281,049
9,800,000 Verizon Communications, Inc 2.550 03/21/31 7,803,103
8,158,000 Verizon Communications, Inc 2.355 03/15/32 6,224,215
5,335,000 (d) Vmed O2 UK Financing I plc 4.750 07/15/31 4,310,004
2,850,000 Vodafone Group plc 4.375 02/19/43 2,196,103
2,620,000 Vodafone Group plc 4.250 09/17/50 1,899,524

See Notes to Financial Statements
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
TELECOMMUNICATION SERVICES—continued
$ 6,000,000 Vodafone Group plc 4.125% 06/04/81 $ 4,632,779
TOTAL TELECOMMUNICATION SERVICES 95,388,539
TRANSPORTATION - 0.6%
3,600,000 (d) Adani Ports & Special Economic Zone Ltd 3.100 02/02/31 2,483,109
1,400,000 (d) Aeropuerto Internacional de Tocumen S.A. 4.000 08/11/41 1,088,685
1,800,000 Burlington Northern Santa Fe LLC 3.050 02/15/51 1,139,713
5,500,000 Canadian Pacific Railway Co 2.050 03/05/30 4,442,251
750,000 Canadian Pacific Railway Co 3.100 12/02/51 468,890
2,750,000 (d) Cargo Aircraft Management, Inc 4.750 02/01/28 2,455,130
700,000 CSX Corp 3.800 03/01/28 657,344
3,295,000 CSX Corp 4.250 03/15/29 3,120,948
2,000,000 (d) Grupo Aeromexico SAB de C.V. 8.500 03/17/27 1,873,000
688,267 (d) Lima Metro Line 2 Finance Ltd 4.350 04/05/36 598,426
3,260,000 (d) Misc Capital Two Labuan Ltd 3.750 04/06/27 3,010,806
1,550,000 Union Pacific Corp 2.891 04/06/36 1,173,751
1,880,000 Union Pacific Corp 3.839 03/20/60 1,317,590
3,940,000 (d) XPO, Inc 6.250 06/01/28 3,812,147
TOTAL TRANSPORTATION 27,641,790
UTILITIES - 3.1%
325,000 AEP Transmission Co LLC 3.100 12/01/26 302,562
350,000 AEP Transmission Co LLC 4.000 12/01/46 266,706
2,285,000 AEP Transmission Co LLC 2.750 08/15/51 1,302,328
700,000 Alabama Power Co 4.150 08/15/44 538,344
1,350,000 Ameren Corp 1.750 03/15/28 1,144,196
2,000,000 Ameren Illinois Co 4.950 06/01/33 1,892,339
3,225,000 Ameren Illinois Co 5.900 12/01/52 3,220,282
525,000 American Water Capital Corp 3.000 12/01/26 485,616
1,927,000 American Water Capital Corp 2.800 05/01/30 1,629,838
5,000,000 American Water Capital Corp 2.300 06/01/31 3,983,454
500,000 American Water Capital Corp 4.000 12/01/46 373,570
900,000 American Water Capital Corp 3.750 09/01/47 657,775
3,100,000 Atmos Energy Corp 1.500 01/15/31 2,354,467
250,000 Atmos Energy Corp 4.125 10/15/44 195,718
1,325,000 Baltimore Gas and Electric Co 3.750 08/15/47 943,543
2,250,000 (d) Becle SAB de C.V. 2.500 10/14/31 1,719,000
7,100,000 Berkshire Hathaway Energy Co 1.650 05/15/31 5,313,728
925,000 Black Hills Corp 4.250 11/30/23 921,993
725,000 CenterPoint Energy Houston Electric LLC 3.000 03/01/32 600,040
300,000 CenterPoint Energy Resources Corp 6.250 02/01/37 285,520
500,000 (a),(d) Citrus Re Ltd SOFR + 5.100% 5.100 06/07/25 493,700
525,000 (d) Clearway Energy Operating LLC 4.750 03/15/28 469,539
1,000,000 CMS Energy Corp 3.600 11/15/25 949,092
3,050,000 CMS Energy Corp 4.750 06/01/50 2,601,833
1,900,000 (d) Colbun S.A. 3.150 01/19/32 1,533,583
200,000 Commonwealth Edison Co 5.900 03/15/36 200,087
1,650,000 Commonwealth Edison Co 2.750 09/01/51 935,757
740,000 Consumers Energy Co 2.650 08/15/52 427,357
1,750,000 Consumers Energy Co 4.200 09/01/52 1,363,214
755,000 Dominion Energy, Inc 2.250 08/15/31 583,937
3,375,000 Dominion Energy, Inc 3.300 04/15/41 2,304,273
750,000 DTE Electric Co 3.650 03/01/52 525,655
875,000 DTE Electric Co 5.400 04/01/53 817,854
250,000 Duke Energy Corp 3.300 06/15/41 171,277
875,000 Duke Energy Corp 3.750 09/01/46 604,796
5,000,000 Duke Energy Florida LLC 3.400 10/01/46 3,360,839
2,525,000 (d) Empresas Publicas de Medellin ESP 4.250 07/18/29 2,026,150
2,400,000 (d) EnfraGen Energia Sur S.A. 5.375 12/30/30 1,678,811
3,450,000 (d) Eskom Holdings SOC Ltd 8.450 08/10/28 3,273,360
6,775,000 Exelon Corp 4.050 04/15/30 6,097,568

Core Plus Bond Fund September 30, 2023

See Notes to Financial Statements
Portfolio of Investments
(continued)
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
UTILITIES—continued
$ 3,225,000 Florida Power & Light Co 4.800% 05/15/33 $ 3,048,418
1,270,000 Florida Power & Light Co 3.990 03/01/49 954,166
775,000 (d) Hunt Oil Co of Peru LLC Sucursal Del Peru 8.550 09/18/33 782,750
UGX 6,000,000,000 (d),(h) ICBC Standard Bank plc 14.250 06/26/34 1,432,101
750,000 Indiana Michigan Power Co 3.750 07/01/47 524,993
1,140,000 Indiana Michigan Power Co 3.250 05/01/51 720,028
2,000,000 (d) Israel Electric Corp Ltd 4.250 08/14/28 1,830,960
1,250,000 (d) Israel Electric Corp Ltd 3.750 02/22/32 1,026,297
1,525,000 (d) Kallpa Generacion SA 4.125 08/16/27 1,395,055
2,400,000 (d) Korea Southern Power Co Ltd 0.750 01/27/26 2,140,320
2,500,000 Medtronic Global Holdings S.C.A 4.250 03/30/28 2,392,918
775,000 MidAmerican Energy Co 3.650 04/15/29 708,077
1,550,000 MidAmerican Energy Co 3.650 08/01/48 1,104,563
3,000,000 (d) NBK SPC Ltd 1.625 09/15/27 2,659,620
1,000,000 Nevada Power Co 5.450 05/15/41 901,953
5,440,000 NextEra Energy Capital Holdings, Inc 2.250 06/01/30 4,355,092
50,000 (d) NextEra Energy Operating Partners LP 4.250 09/15/24 47,875
8,135,000 NiSource, Inc 1.700 02/15/31 6,083,722
1,400,000 Northern States Power Co 3.600 09/15/47 983,726
1,955,000 (d) NRG Energy, Inc 2.450 12/02/27 1,657,189
1,350,000 NRG Energy, Inc 5.750 01/15/28 1,265,755
500,000 NSTAR Electric Co 3.950 04/01/30 456,519
1,550,000 Ohio Power Co 4.150 04/01/48 1,162,335
1,365,000 Ohio Power Co 4.000 06/01/49 994,840
575,000 ONE Gas, Inc 3.610 02/01/24 570,756
600,000 (d) Pattern Energy Operations LP 4.500 08/15/28 521,100
825,000 PECO Energy Co 3.000 09/15/49 513,299
2,325,000 PECO Energy Co 2.800 06/15/50 1,373,269
50,000 Potomac Electric Power Co 7.900 12/15/38 57,232
2,500,000 (d) Promigas S.A. ESP 3.750 10/16/29 2,057,560
4,000,000 Public Service Co of Colorado 1.875 06/15/31 3,068,188
550,000 Public Service Co of Colorado 4.750 08/15/41 441,174
1,410,000 Public Service Co of Colorado 4.050 09/15/49 1,022,364
1,700,000 Public Service Electric and Gas Co 4.900 12/15/32 1,630,285
4,000,000 Public Service Electric and Gas Co 5.450 08/01/53 3,811,091
3,200,000 (d) Rumo Luxembourg Sarl 4.200 01/18/32 2,496,000
662,000 (d) Saka Energi Indonesia PT 4.450 05/05/24 649,303
8,400,000 Sempra 4.875 N/A(f) 7,958,884
2,217,715 (d) Solar Star Funding LLC 3.950 06/30/35 1,891,598
75,000 Southern Co Gas Capital Corp 3.875 11/15/25 72,203
625,000 Southern Co Gas Capital Corp 4.400 06/01/43 473,839
425,000 Southern Co Gas Capital Corp 3.950 10/01/46 296,618
550,000 (d) Superior Plus LP 4.500 03/15/29 477,956
2,815,000 (d) Talen Energy Supply LLC 8.625 06/01/30 2,885,661
2,000,000 (d) TerraForm Power Operating LLC 4.750 01/15/30 1,708,800
1,542,850 (d) UEP Penonome II S.A. 6.500 10/01/38 1,165,280
1,575,000 Union Electric Co 5.450 03/15/53 1,452,709
650,000 Virginia Electric and Power Co 2.950 11/15/26 602,233
775,000 Virginia Electric and Power Co 3.800 09/15/47 549,041
850,000 Wisconsin Power & Light Co 4.100 10/15/44 610,099
1,500,000 Wisconsin Power and Light Co 4.950 04/01/33 1,408,627
215,000 Xcel Energy, Inc 4.800 09/15/41 174,735
TOTAL UTILITIES 137,118,877
TOTAL CORPORATE BONDS 1,686,103,226
(Cost $1,939,566,250)
GOVERNMENT BONDS - 37.8%
FOREIGN GOVERNMENT BONDS - 2.6%
2,675,000 (d) Angolan Government International Bond 8.750 04/14/32 2,146,318
INR 70,000,000 Asian Development Bank 6.200 10/06/26 812,187

See Notes to Financial Statements
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
FOREIGN GOVERNMENT BONDS—continued
$ 830,000 (d) Bank Gospodarstwa Krajowego 5.375% 05/22/33 $ 782,275
550,000 (d) Banque Ouest Africaine de Developpement 5.000 07/27/27 487,336
3,000,000 (d) Banque Ouest Africaine de Developpement 4.700 10/22/31 2,382,000
EUR 1,575,000 (d) Banque Ouest Africaine de Developpement 2.750 01/22/33 1,171,546
287,000 (d) Barbados Government International Bond 6.500 10/01/29 265,131
1,460,000 (d) Bermuda Government International Bond 4.750 02/15/29 1,383,520
1,500,000 (d) BNG Bank NV 1.500 10/16/24 1,436,595
1,705,000 Brazilian Government International Bond 6.000 10/20/33 1,608,475
1,500,000 Brazilian Government International Bond 4.750 01/14/50 1,035,815
3,575,000 (e) Chile Government International Bond 2.550 01/27/32 2,886,751
CNY 3,250,000 China Government Bond 3.270 11/19/30 463,751
CNY 3,300,000 China Government Bond 3.810 09/14/50 510,832
3,000,000 Colombia Government International Bond 3.250 04/22/32 2,152,929
1,500,000 Colombia Government International Bond 5.000 06/15/45 981,522
1,850,000 (d) Costa Rica Government International Bond 5.625 04/30/43 1,530,357
750,000 (d) Development Bank of Japan, Inc 0.500 03/04/24 733,710
DOP 160,000,000 (d) Dominican Republic Government International Bond 12.000 03/05/32 3,111,774
2,250,000 (d) Dominican Republic Government International Bond 4.875 09/23/32 1,824,940
3,850,000 (d) Dominican Republic International Bond 5.875 01/30/60 2,750,175
170,283 (d) Ecuador Government International Bond 0.000 07/31/30 50,393
928,125 (d) Ecuador Government International Bond 5.000 07/31/30 471,859
650,162 (d) Ecuador Government International Bond 1.000 07/31/35 240,489
EUR 1,400,000 (d) Egypt Government International Bond 5.625 04/16/30 818,375
1,500,000 (d) Egypt Government International Bond 7.053 01/15/32 859,746
2,475,000 (d) Egypt Government International Bond 8.500 01/31/47 1,314,671
2,250,000 (d) Egypt Government International Bond 8.875 05/29/50 1,215,000
1,375,000 (d) Export-Import Bank of India 3.875 02/01/28 1,271,985
2,000,000 (d) Export-Import Bank of India 2.250 01/13/31 1,551,399
2,200,000 (d) Ghana Government International Bond 8.125 03/26/32 968,000
950,000 (d) Guatemala Government Bond 3.700 10/07/33 727,830
600,000 (d) Guatemala Government Bond 6.125 06/01/50 515,840
1,250,000 (d) Honduras Government International Bond 5.625 06/24/30 1,063,494
2,155,000 (d) Hong Kong Government International Bond 4.625 01/11/33 2,130,769
710,000 (d) Hungary Government International Bond 6.125 05/22/28 707,380
725,000 (d) Hungary Government International Bond 5.250 06/16/29 691,454
425,000 (d) Hungary Government International Bond 2.125 09/22/31 312,855
225,000 Indonesia Government International Bond 3.550 03/31/32 193,564
1,321,875 (d) Iraq Government International Bond 5.800 01/15/28 1,220,376
EUR 125,000 (d) Ivory Coast Government International Bond 4.875 01/30/32 100,207
850,417 (d) Ivory Coast Government International Bond (Step
Bond)
5.750 12/31/32 756,923
1,675,000 Jamaica Government International Bond 6.750 04/28/28 1,699,582
1,500,000 Jamaica Government International Bond 8.000 03/15/39 1,709,646
2,500,000 (d) Japan Finance Organization for Municipalities 3.000 03/12/24 2,469,177
950,000 (d) Jordan Government International Bond 4.950 07/07/25 917,795
500,000 (d) Jordan Government International Bond 7.500 01/13/29 487,686
875,000 (d) Jordan Government International Bond 7.375 10/10/47 720,300
925,000 (d) Kazakhstan Government International Bond 6.500 07/21/45 938,709
2,500,000 (d) Kenya Government International Bond 7.000 05/22/27 2,112,500
575,000 (d) Kenya Government International Bond 6.300 01/23/34 381,327
1,560,000 (d) Kommunalbanken AS. 2.750 02/05/24 1,544,503
445,000 (d) Magyar Export-Import Bank Zrt 6.125 12/04/27 437,435
MYR 3,800,000 Malaysia Government Bond 3.828 07/05/34 790,390
MXN 18,000,000 Mexican Bonos 5.750 03/05/26 926,033
MXN 16,300,000 Mexican Bonos 8.500 11/18/38 824,068
550,000 Mexico Government International Bond 5.400 02/09/28 541,444
525,000 Mexico Government International Bond 3.250 04/16/30 446,596
1,859,000 Mexico Government International Bond 6.050 01/11/40 1,715,591
3,000,000 Mexico Government International Bond 4.280 08/14/41 2,211,663
2,325,000 (e) Mexico Government International Bond 5.000 04/27/51 1,786,451
500,000 (d) Mongolia Government International Bond 5.125 04/07/26 466,303
850,000 (d) Morocco Government International Bond 5.950 03/08/28 837,250

Core Plus Bond Fund September 30, 2023

See Notes to Financial Statements
Portfolio of Investments
(continued)
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
FOREIGN GOVERNMENT BONDS—continued
$ 1,025,000 (d) Morocco Government International Bond 3.000% 12/15/32 $ 779,000
2,575,000 (d) Morocco Government International Bond 5.500 12/11/42 2,081,985
525,000 (d) Morocco Government International Bond 4.000 12/15/50 324,188
850,000 (d) Nigeria Government International Bond 8.375 03/24/29 726,750
1,250,000 (d) Nigeria Government International Bond 7.375 09/28/33 922,200
1,500,000 (d) Oman Government International Bond 7.375 10/28/32 1,584,180
525,000 (d) Oman Government International Bond 6.500 03/08/47 468,038
2,675,000 (d) OPEC Fund for International Development 4.500 01/26/26 2,612,496
1,800,000 Panama Bonos del Tesoro 3.362 06/30/31 1,492,200
1,475,000 (d) Paraguay Government International Bond 5.400 03/30/50 1,162,113
3,040,000 Philippine Government International Bond 4.200 03/29/47 2,344,983
1,836,781 (d) Provincia de Buenos Aires (Step Bond) 5.250 09/01/37 597,679
5,000,000 Republic of Italy Government International Bond 4.000 10/17/49 3,422,187
3,248,000 Republic of Poland Government International Bond 5.500 04/04/53 2,935,542
1,500,000 Republic of South Africa Government International
Bond
4.300 10/12/28 1,296,804
ZAR 9,000,000 Republic of South Africa Government International
Bond
7.000 02/28/31 372,953
ZAR 9,300,000 Republic of South Africa Government International
Bond
8.750 01/31/44 339,076
2,150,000 Republic of South Africa Government International
Bond
5.375 07/24/44 1,438,380
UZS 5,320,000,000 (d) Republic of Uzbekistan International Bond 14.500 11/25/23 434,165
2,150,000 (d) Republic of Uzbekistan International Bond 4.750 02/20/24 2,122,953
UZS 5,708,925,000 (d) Republic of Uzbekistan International Bond 14.000 07/19/24 465,281
1,820,000 (d) Romanian Government International Bond 3.000 02/27/27 1,652,440
1,000,000 (d) Romanian Government International Bond 5.250 11/25/27 972,440
1,425,000 (d) Romanian Government International Bond 4.000 02/14/51 906,443
3,150,000 (d) Rwanda International Government Bond 5.500 08/09/31 2,433,155
2,000,000 (d) Saudi Government International Bond 3.750 01/21/55 1,326,260
1,425,000 (d) Senegal Government International Bond 6.750 03/13/48 953,396
1,225,000 (d) Serbia International Bond 2.125 12/01/30 898,040
1,400,000 (d) Serbia International Bond 6.500 09/26/33 1,330,739
2,400,000 State of Israel 3.800 05/13/60 1,596,134
THB 18,500,000 Thailand Government International Bond 2.875 12/17/28 508,347
THB 18,500,000 Thailand Government International Bond 3.300 06/17/38 495,269
1,250,000 (d) Ukraine Government International Bond 6.876 05/21/31 334,375
1,500,000 (d) Zambia Government International Bond 8.500 04/14/24 821,250
TOTAL FOREIGN GOVERNMENT BONDS 113,756,438
MORTGAGE BACKED - 19.3%
35,153,700 (a),(d) Citigroup Mortgage Loan Trust 0.156 02/25/52 267,210
3,940,374 (a),(d) Citigroup Mortgage Loan Trust 0.250 02/25/52 47,408
550,000 (a),(d) Connecticut Avenue Securities Trust 30 D AVG SOFR + 5.350% 10.665 05/25/43 586,359
425,000 (a),(d) Connecticut Avenue Securities Trust 30 D AVG SOFR + 6.850% 12.165 06/25/43 444,963
1,310,000 (a),(d) Fannie CAS 30 D AVG SOFR + 3.350% 8.665 01/25/43 1,360,137
1,353,091 (a) Federal Home Loan Mortgage Corp (FHLMC) 30 D AVG SOFR + 5.806% 0.492 03/15/44 97,603
3,574,636 FHLMC 3.500 01/15/47 2,948,991
3,686,830 FHLMC 4.000 01/15/48 3,326,734
1,918,256 FHLMC 4.000 03/15/48 1,695,275
2,884,138 (a) FHLMC 30 D AVG SOFR + 9.737% 1.236 06/15/48 2,458,484
2,049,192 (a) FHLMC 30 D AVG SOFR + 9.657% 1.156 10/15/48 1,694,668
35,202,990 FHLMC 3.000 11/01/49 29,576,984
2,224,564 FHLMC 2.000 09/25/50 290,090
2,765,988 FHLMC 3.000 10/25/50 1,741,486
14,416,783 FHLMC 2.500 02/25/51 2,479,587
3,537,167 FHLMC 2.500 05/25/51 1,953,762
5,734,671 FHLMC 3.000 11/01/51 4,825,002
3,721,553 FHLMC 3.000 11/01/51 3,119,572
692,881 FHLMC 3.000 11/01/51 587,038
1,016,523 FHLMC 3.000 11/01/51 855,274
648,031 FHLMC 2.000 02/01/52 498,238

See Notes to Financial Statements
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
MORTGAGE BACKED—continued
$ 10,838,369 FHLMC 2.500% 03/01/52 $ 8,690,400
3,214,306 FHLMC 4.000 04/01/52 2,864,880
3,794,041 FHLMC 3.500 05/01/52 3,266,140
443,305 FHLMC 3.500 06/01/52 382,391
6,760,768 FHLMC 4.500 06/01/52 6,210,328
6,430,754 FHLMC 4.500 07/01/52 5,907,611
1,403,906 FHLMC 4.000 08/25/52 1,046,537
2,562,553 FHLMC 4.500 10/25/52 2,116,170
3,065,379 FHLMC 5.500 11/25/52 2,872,198
2,690,524 FHLMC 3.500 12/01/52 2,315,123
1,564,280 FHLMC 5.500 02/25/53 1,431,348
12,875,893 FHLMC 5.500 08/01/53 12,447,972
322 Federal Home Loan Mortgage Corp Gold (FGLMC) 8.000 01/01/31 321
99,058 FGLMC 7.000 12/01/33 101,825
19,381 FGLMC 4.500 10/01/34 18,281
26,420 FGLMC 7.000 05/01/35 26,836
941,561 FGLMC 5.000 06/01/36 923,568
339,587 FGLMC 4.500 10/01/44 317,989
66,647 FGLMC 4.500 11/01/44 62,568
104,614 FGLMC 4.500 11/01/44 98,214
63,584 FGLMC 4.500 12/01/44 59,695
77,528 FGLMC 4.500 12/01/44 72,880
531,156 FGLMC 3.500 04/01/45 468,802
1,936,300 FGLMC 3.500 08/01/45 1,711,543
1,094,900 FGLMC 3.500 10/01/45 963,675
1,210,227 FGLMC 4.500 06/01/47 1,138,165
1,250,451 FGLMC 4.000 09/01/47 1,137,839
1,396,271 FGLMC 3.500 12/01/47 1,231,938
7,736,296 FGLMC 4.500 08/01/48 7,257,257
247 Federal National Mortgage Association (FNMA) 9.000 11/01/25 247
5,056 FNMA 7.000 05/01/26 5,028
14,022 FNMA 7.000 07/25/26 13,937
593 FNMA 7.500 01/01/29 595
313 FNMA 7.500 02/01/30 316
220,932 FNMA 6.000 04/01/32 217,258
919,349 FNMA 3.500 05/01/32 864,057
110,904 FNMA 7.000 07/01/32 112,824
26,242 FNMA 7.000 07/01/32 26,674
27,230 FNMA 4.500 10/01/33 25,678
20,151 FNMA 6.000 03/01/34 20,008
1,237,634 FNMA 5.000 05/01/35 1,212,666
725,057 FNMA 5.000 10/01/35 710,180
543,115 FNMA 5.000 02/01/36 531,914
36,361 FNMA 6.000 09/01/37 36,639
537,900 FNMA 5.500 11/01/38 536,637
384,510 FNMA 5.500 03/01/39 382,936
398,456 FNMA 6.000 09/01/39 404,663
5,333,364 FNMA 3.000 05/01/40 4,595,859
1,798,094 FNMA 3.500 05/01/40 1,597,381
186,966 FNMA 5.000 09/01/40 182,796
350,005 FNMA 5.000 05/01/41 339,887
2,343,672 FNMA 4.000 09/01/42 2,135,906
339,118 (a) FNMA 2.512 12/25/42 170,043
1,990,405 (a) FNMA 30 D AVG SOFR + 5.836% 0.521 09/25/43 159,848
614,652 FNMA 4.500 02/01/44 576,349
144,358 FNMA 4.500 03/01/44 136,368
5,648,860 FNMA 4.000 05/01/44 5,140,823
569,805 FNMA 4.500 06/01/44 534,196
1,632,765 FNMA 4.500 10/01/44 1,530,738
435,038 FNMA 5.000 11/01/44 425,704
453,445 FNMA 4.000 01/01/45 413,099

Core Plus Bond Fund September 30, 2023

See Notes to Financial Statements
Portfolio of Investments
(continued)
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
MORTGAGE BACKED—continued
$ 166,725 FNMA 4.500% 03/01/45 $ 156,304
1,269,071 FNMA 3.500 05/01/45 1,120,289
580,009 FNMA 3.500 01/01/46 509,789
385,234 FNMA 4.000 04/01/46 350,070
276,833 FNMA 3.500 06/01/46 243,724
3,083,117 FNMA 3.500 07/01/46 2,714,375
3,833,125 FNMA 3.500 07/01/46 3,397,020
72,260 FNMA 3.000 08/01/46 61,029
1,459,856 FNMA 3.000 10/01/46 1,213,698
1,062,875 FNMA 3.500 10/01/46 936,462
1,463,813 FNMA 4.500 05/01/47 1,382,848
1,114,685 FNMA 3.500 11/01/47 985,537
9,412,038 FNMA 3.500 01/01/48 8,283,653
4,904,137 FNMA 4.500 01/01/48 4,592,848
985,603 FNMA 4.500 02/01/48 923,059
2,401,463 FNMA 3.500 02/25/48 1,939,241
3,178,966 FNMA 4.500 05/01/48 2,975,977
2,408,583 FNMA 4.500 05/01/48 2,254,243
1,814,679 FNMA 5.000 08/01/48 1,741,705
5,149,677 FNMA 2.000 08/25/50 705,787
3,800,230 FNMA 2.000 10/25/50 2,322,635
13,101,527 FNMA 2.500 11/25/50 1,846,778
4,357,349 FNMA 3.000 12/25/50 714,284
79,965 FNMA 3.000 02/25/51 12,124
30,610,891 FNMA 2.000 04/01/51 23,331,927
3,278,824 FNMA 3.000 09/01/51 2,748,439
5,032,613 FNMA 2.500 11/25/51 669,118
4,374,236 FNMA 2.000 01/01/52 3,388,232
1,166,987 FNMA 2.000 02/01/52 897,225
8,685,513 FNMA 2.500 02/01/52 6,953,268
1,969,035 FNMA 2.500 02/01/52 1,573,381
15,658,281 FNMA 3.500 02/01/52 13,635,444
13,562,192 FNMA 3.000 04/01/52 11,307,423
913,065 FNMA 3.500 04/01/52 786,424
11,917,494 FNMA 3.500 05/01/52 10,260,717
27,309,641 FNMA 4.000 05/01/52 24,336,788
1,475,487 FNMA 4.000 05/25/52 1,026,614
11,408,385 FNMA 3.500 06/01/52 9,847,375
10,904,195 FNMA 4.000 06/01/52 9,717,373
3,262,414 FNMA 4.500 06/01/52 2,997,168
4,288,878 FNMA 3.500 07/01/52 3,691,345
21,522,372 FNMA 4.000 07/01/52 19,179,786
31,267,970 FNMA 4.000 07/01/52 27,851,556
2,876,783 FNMA 4.500 07/01/52 2,642,977
1,884,590 FNMA 4.500 07/01/52 1,731,127
17,551,785 FNMA 4.500 07/01/52 16,122,247
3,860,823 FNMA 4.500 07/25/52 3,315,511
26,984,616 FNMA 5.000 08/01/52 25,484,155
2,276,206 FNMA 4.500 08/25/52 1,777,027
9,564,457 FNMA 3.500 09/01/52 8,230,612
46,018,550 FNMA 4.000 09/01/52 40,991,153
67,930,376 FNMA 4.500 09/01/52 62,396,961
18,133,929 FNMA 5.000 09/01/52 17,124,191
1,733,390 FNMA 4.000 09/25/52 1,317,011
2,015,327 FNMA 4.000 09/25/52 1,637,593
20,992,551 FNMA 4.000 10/01/52 18,701,365
9,411,732 FNMA 4.500 10/01/52 8,645,327
9,839,149 FNMA 5.000 10/01/52 9,289,739
1,898,381 FNMA 4.500 10/25/52 1,685,469
1,663,044 FNMA 4.500 10/25/52 1,455,949
26,544,149 FNMA 4.500 11/01/52 24,382,011

See Notes to Financial Statements
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
MORTGAGE BACKED—continued
$ 3,018,058 FNMA 5.500% 11/25/52 $ 2,770,262
5,835,890 FNMA 5.500 12/01/52 5,645,166
153,385 FNMA 5.000 01/01/53 144,817
9,136,746 FNMA 5.500 02/01/53 8,834,835
14,826,890 FNMA 5.500 06/01/53 14,334,128
47,632 Government National Mortgage Association (GNMA) 5.000 02/15/33 45,453
71,615 GNMA 5.000 09/15/33 69,241
3,222,564 GNMA 3.700 10/15/33 3,028,812
7,999 GNMA 5.500 04/15/34 7,815
9,491 GNMA 5.000 04/15/38 9,233
3,207,612 GNMA 5.000 01/20/40 686,155
560,275 GNMA 4.500 02/20/41 531,665
3,720,667 GNMA 2.500 12/20/43 3,201,161
1,161,046 GNMA 3.000 03/20/45 987,641
832,774 GNMA 4.500 12/20/45 779,922
2,204,647 GNMA 4.000 06/20/46 290,490
2,986,308 (a) GNMA SOFR 1 M + 5.986% 0.661 03/20/50 286,535
5,324,457 GNMA 3.000 11/20/51 3,461,954
7,571,624 GNMA 3.000 12/20/51 4,949,419
4,955,226 GNMA 3.000 01/20/52 3,354,720
2,097,162 GNMA 2.500 02/20/52 1,651,831
6,265,625 GNMA 3.000 02/20/52 3,899,274
4,306,176 GNMA 4.000 04/20/52 3,370,512
19,393,096 GNMA 3.000 05/20/52 16,441,493
18,734,483 GNMA 3.500 07/20/52 16,413,224
2,200,152 GNMA 4.000 07/20/52 1,620,985
4,683,506 GNMA 4.000 08/20/52 4,220,269
13,111,747 GNMA 4.500 08/20/52 12,127,796
5,860,005 GNMA 4.000 09/20/52 5,280,395
3,454,337 GNMA 4.500 09/20/52 2,899,469
1,932,068 GNMA 4.500 09/20/52 1,567,129
3,373,156 GNMA 4.500 09/20/52 2,915,709
2,787,430 GNMA 4.500 09/20/52 2,395,727
4,062,746 GNMA 5.000 11/20/52 3,856,657
2,273,802 GNMA 4.500 02/20/53 1,894,244
1,982,454 GNMA 5.500 02/20/53 1,780,281
4,270,161 (a) GNMA 30 D AVG SOFR + 23.205% 2.479 08/20/53 4,022,378
5,806,690 (a) HUD Office of the Secretary (GNMA) 30 D AVG SOFR + 6.950% 1.636 05/20/53 347,725
22,927,689 (a) GNMA 30 D AVG SOFR + 26.100% 2.983 07/20/53 22,760,138
10,923,541 (a),(d) JP Morgan Mortgage Trust 0.128 06/25/51 57,427
19,157,578 (a),(d) JP Morgan Mortgage Trust 0.112 11/25/51 100,639
19,007,259 (a),(d) JP Morgan Mortgage Trust 0.121 12/25/51 103,981
8,809,754 (d) JP Morgan Mortgage Trust 0.224 07/25/52 85,951
2,000,000 (a) Morgan Stanley Capital I Trust 3.779 05/15/48 1,905,059
2,452,324 (a),(d) OBX 3.000 01/25/52 1,892,033
300,000 (a),(d) Structured Agency Credit Risk Debt Note (STACR) 30 D AVG SOFR + 1.500% 6.815 10/25/41 296,072
570,000 (a),(d) STACR 30 D AVG SOFR + 2.500% 7.815 01/25/42 558,498
6,220,000 (a),(d) STACR 30 D AVG SOFR + 2.400% 7.715 02/25/42 6,263,397
4,835,000 (a),(d) STACR 30 D AVG SOFR + 4.750% 10.065 02/25/42 4,908,058
6,705,000 (a),(d) STACR 30 D AVG SOFR + 2.900% 8.215 04/25/42 6,863,439
2,960,000 (a),(d) STACR 30 D AVG SOFR + 5.650% 8.647 04/25/42 3,142,253
10,590,000 (a),(d) STACR 30 D AVG SOFR + 3.350% 8.665 05/25/42 10,999,690
14,620,000 (a),(d) STACR 30 D AVG SOFR + 4.500% 9.815 06/25/42 15,724,699
7,305,000 (a),(d) STACR 30 D AVG SOFR + 4.000% 9.315 07/25/42 7,609,211
6,335,000 (a),(d) STACR 30 D AVG SOFR + 3.700% 9.015 09/25/42 6,651,435
12,859 (a),(d) STACR 3.784 02/25/48 11,933
226,398 (a),(d) STACR 3.837 05/25/48 215,449
TOTAL MORTGAGE BACKED 841,826,004
MUNICIPAL BONDS - 0.1%
3,000,000 (c),(d) Oregon State Business Development Commission 6.500 04/01/31 15,000

Core Plus Bond Fund September 30, 2023

See Notes to Financial Statements
Portfolio of Investments
(continued)
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
MUNICIPAL BONDS—continued
$ 780,000 (c),(d) Oregon State Business Development Commission 9.000% 04/01/37 $ 3,900
4,195,000 Virgin Islands Water & Power Authority-Electric System 10.000 07/01/24 4,148,521
TOTAL MUNICIPAL BONDS 4,167,421
U.S. TREASURY SECURITIES - 15.8%
2,650,000 United States Treasury Note 2.500 04/30/24 2,604,971
30,000 United States Treasury Note 0.375 07/15/24 28,830
14,940,000 United States Treasury Note 4.625 06/30/25 14,812,193
3,980,000 United States Treasury Note 5.000 08/31/25 3,971,916
2,026,000 United States Treasury Note 3.625 05/15/26 1,963,875
550,000 United States Treasury Note 4.375 08/15/26 543,168
11,446,000 United States Treasury Note 3.500 04/30/28 10,909,469
11,100,000 United States Treasury Note 4.375 08/31/28 10,989,867
1,100,000 United States Treasury Note 1.375 10/31/28 938,480
28,591,000 United States Treasury Note 3.500 04/30/30 26,758,272
1,905,000 United States Treasury Note 3.750 06/30/30 1,808,113
51,500,000 United States Treasury Note 4.000 07/31/30 49,608,984
49,755,000 United States Treasury Note 3.375 05/15/33 45,121,566
48,518,000 United States Treasury Note 3.875 08/15/33 45,841,929
23,980,000 United States Treasury Note 2.250 05/15/41 16,452,528
38,000,000 United States Treasury Note 1.750 08/15/41 23,663,906
14,775,000 United States Treasury Note 2.000 11/15/41 9,588,167
154,896,900 United States Treasury Note 2.375 02/15/42 107,066,432
1,823,000 United States Treasury Note 3.250 05/15/42 1,452,703
4,800,000 United States Treasury Note 4.000 11/15/42 4,260,375
117,996,000 United States Treasury Note 3.875 02/15/43 102,693,394
25,440,000 United States Treasury Note 3.875 05/15/43 22,116,900
135,110,000 United States Treasury Note 2.250 02/15/52 82,913,208
64,156,000 United States Treasury Note 3.625 02/15/53 53,059,017
63,705,000 United States Treasury Note 3.625 05/15/53 52,745,749
TOTAL U.S. TREASURY SECURITIES 691,914,012
TOTAL GOVERNMENT BONDS 1,651,663,875
(Cost $1,894,620,503)
STRUCTURED ASSETS - 17.0%
ASSET BACKED - 5.2%
1,157,185 (d) AASET Trust 6.413 01/16/40 150,530
Series - 2020 1A (Class C)
2,100,000 (a),(d) AGL CLO 19 Ltd SOFR 3 M + 2.750% 8.084 07/21/35 2,104,252
Series - 2022 19A (Class B1)
3,100,000 (d) AMSR Trust 3.218 04/17/37 2,905,444
Series - 2020 SFR1 (Class E)
2,625,000 (d) AMSR Trust 3.247 01/19/39 2,369,843
Series - 2019 SFR1 (Class D)
9,000,000 (a),(d) Apidos CLO XXIV CME Term SOFR 3 Month +
1.612%
6.938 10/20/30 8,933,598
Series - 2016 24A (Class A2LX)
1,000,000 (a),(d) Apidos CLO XXIX CME Term SOFR 3 Month +
1.812%
7.163 07/25/30 991,082
Series - 2018 29A (Class A2)
2,559,411 (d) Apollo aviation securitization 2.798 01/15/47 2,187,750
Series - 2021 2A (Class A)
1,910,000 (d) Avis Budget Rental Car Funding AESOP LLC 4.240 09/22/25 1,868,197
Series - 2019 2A (Class C)
2,797,000 (d) Avis Budget Rental Car Funding AESOP LLC 2.130 08/20/27 2,435,533
Series - 2021 1A (Class C)
5,075,000 (d) Avis Budget Rental Car Funding AESOP LLC 4.080 02/20/28 4,322,870
Series - 2021 2A (Class D)
1,000,000 (a),(d) Bonanza RE Ltd U.S. Treasury Bill 3 M + 4.870% 10.305 12/23/24 893,300
Series - 2020 A (Class A)

See Notes to Financial Statements
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
ASSET BACKED—continued
$ 1,301,615 (d) BRE Grand Islander Timeshare Issuer LLC 3.280% 09/26/33 $ 1,222,739
Series - 2019 A (Class A)
518,645 (d) British Airways Pass Through Trust 8.375 11/15/28 527,352
Series - 2020 A (Class A)
1,981,926 (d) British Airways Pass Through Trust 3.800 09/20/31 1,821,333
Series - 2018 1 (Class AA)
5,100,000 (d) Capital Automotive REIT 4.520 02/15/50 4,477,057
Series - 2020 1A (Class B2)
3,158,773 (d) Capital Automotive REIT 1.920 08/15/51 2,709,955
Series - 2021 1A (Class A3)
2,465,625 (d) Cars Net Lease Mortgage Notes Series 3.100 12/15/50 2,001,557
Series - 2020 1A (Class A3)
2,500,000 (d) Cars Net Lease Mortgage Notes Series 4.690 12/15/50 2,061,666
Series - 2020 1A (Class B1)
1,250,000 (a),(d) Cayuga Park CLO Ltd CME Term SOFR 3 Month +
6.262%
1.000 07/17/34 1,162,249
Series - 2020 1A (Class ER)
422,393 (a) C-BASS Trust SOFR 1 M + 0.274% 3.190 07/25/36 400,428
Series - 2006 CB6 (Class A1)
6,451,318 (a),(d) CBRE Realty Finance LIBOR 3 M + 0.300% 5.200 04/07/52 16,128
Series - 2007 1A (Class A2)
7,554 Centex Home Equity 5.540 01/25/32 7,253
Series - 2002 A (Class AF6)
6,296,164 (d) CF Hippolyta LLC 2.280 07/15/60 5,528,189
Series - 2020 1 (Class B1)
2,806,290 (d) CF Hippolyta LLC 2.600 07/15/60 2,199,097
Series - 2020 1 (Class B2)
10,131,311 (d) CF Hippolyta LLC 1.530 03/15/61 8,894,745
Series - 2021 1A (Class A1)
8,482,028 (d) CF Hippolyta LLC 1.980 03/15/61 7,260,501
Series - 2021 1A (Class B1)
4,375,000 (a),(d) CIFC Funding CME Term SOFR 3 Month +
1.712%
7.020 04/15/34 4,298,052
Series - 2021 2A (Class B)
1,500,000 (a),(d) CIFC Funding Ltd CME Term SOFR 3 Month +
2.562%
7.870 01/17/35 1,495,056
Series - 2014 4RA (Class BR)
1,360,000 (d) Cologix Data Centers US Issuer LLC 3.300 12/26/51 1,197,307
Series - 2021 1A (Class A2)
18,133 Countrywide Asset-Backed Certificates (Step Bond) 5.216 10/25/27 14,507
Series - 2002 S4 (Class A5)
9,850,000 (d) Crescendo Royalty Funding LP 3.567 12/20/51 8,915,715
Series - 2021 1 (Class A)
4,305,600 (d) DB Master Finance LLC 4.021 05/20/49 4,024,754
Series - 2019 1A (Class A2II)
3,120,000 (d) DB Master Finance LLC 4.352 05/20/49 2,818,652
Series - 2019 1A (Class A23)
2,333,438 (d) DB Master Finance LLC 2.045 11/20/51 2,042,633
Series - 2021 1A (Class A2I)
6,779,250 (d) DB Master Finance LLC 2.493 11/20/51 5,655,738
Series - 2021 1A (Class A2II)
721,775 (d) Diamond Resorts Owner Trust 2.700 11/21/33 660,512
Series - 2021 1A (Class C)
375,924 (d) Diamond Resorts Owner Trust 3.830 11/21/33 339,233
Series - 2021 1A (Class D)
4,587,900 (d) Domino's Pizza Master Issuer LLC 4.474 10/25/45 4,401,406
Series - 2015 1A (Class A2II)
1,524,000 (d) Domino's Pizza Master Issuer LLC 4.116 07/25/48 1,445,898
Series - 2018 1A (Class A2I)
485,250 (a),(d) Ellington Loan Acquisition Trust SOFR 1 M + 1.214% 6.534 05/25/37 477,691
Series - 2007 2 (Class A2C)

Core Plus Bond Fund September 30, 2023

See Notes to Financial Statements
Portfolio of Investments
(continued)
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
ASSET BACKED—continued
$ 1,110,000 (d) Flexential Issuer, LLC 3.250% 11/27/51 $ 971,936
Series - 2021 1A (Class A2)
775,000 (a),(d) GRACIE POINT INTERNATIONAL FUNDING 30 D AVG SOFR + 5.500% 10.816 07/01/24 783,446
Series - 2022 2A (Class D)
1,550,000 (a),(d) GRACIE POINT INTERNATIONAL FUNDING 30 D AVG SOFR + 7.000% 12.316 07/01/24 1,561,165
Series - 2022 2A (Class E)
222,158 (d) HERO Funding Trust 3.280 09/20/48 187,115
Series - 2017 2A (Class A1)
444,315 (d) HERO Funding Trust 4.070 09/20/48 384,920
Series - 2017 2A (Class A2)
5,025,000 (d) Hertz Vehicle Financing LLC 2.050 12/26/25 4,761,356
Series - 2021 1A (Class C)
3,750,000 (d) HIFI A2 3.939 02/01/62 3,428,965
Series - 2022 1A (Class A2)
228,106 (d) Hilton Grand Vacations Trust 2.660 12/26/28 227,231
Series - 2017 AA (Class A)
380,176 (d) Hilton Grand Vacations Trust 2.960 12/26/28 378,358
Series - 2017 AA (Class B)
469,212 (d) Hilton Grand Vacations Trust 4.000 02/25/32 448,848
Series - 2018 AA (Class C)
1,157,153 (d) Hilton Grand Vacations Trust 2.840 07/25/33 1,073,442
Series - 2019 AA (Class C)
25,229 (a) Home Equity Asset Trust SOFR 1 M + 1.614% 6.360 06/25/33 24,371
Series - 2003 1 (Class M1)
1,854,789 (d) Horizon Aircraft Finance II Ltd 3.721 07/15/39 1,595,159
Series - 2019 1 (Class A)
7,728,751 (d) Horizon Aircraft Finance III Ltd 3.425 11/15/39 6,077,086
Series - 2019 2 (Class A)
3,000,000 (d),(h) Industrial DPR Funding Ltd 5.380 04/15/34 2,480,700
Series - 2022 1A (Class 1)
499,977 (a),(d) Invitation Homes Trust SOFR 1 M + 1.364% 6.697 01/17/38 498,103
Series - 2018 SFR4 (Class B)
1,000,000 (a),(d) Kendall Re Ltd U.S. Treasury Bill 3 M + 4.000% 4.040 05/02/24 989,700
Series - 2020 A (Class A)
2,393,005 (d) Lunar Structured Aircraft Portfolio Notes 5.682 10/15/46 1,986,410
Series - 2021 1 (Class C)
4,000,000 (a),(d) Madison Park Funding LIX Ltd SOFR 3 Month + 2.362% 7.672 01/18/34 3,968,728
Series - 2021 59A (Class C)
1,000,000 (a),(d) Madison Park Funding XXXVI Ltd CME Term SOFR 3 Month +
3.500%
5.981 04/15/35 974,783
Series - 2019 36A (Class D1R)
1,000,000 (a),(d) Magnetite XXIII Ltd CME Term SOFR 3 Month +
6.562%
7.484 01/25/35 981,181
Series - 2019 23A (Class ER)
3,500,000 (a),(d) Magnetite XXIII Ltd CME Term SOFR 3 Month +
2.312%
7.663 01/25/35 3,468,311
Series - 2019 23A (Class CR)
383,347 Mid-State Capital Trust 5.745 01/15/40 373,784
Series - 2005 1 (Class A)
800,000 (a),(d) MSCG Trust 3.577 06/07/35 699,643
Series - 2015 ALDR (Class C)
4,310,000 (a),(d) MSCG Trust 3.577 06/07/35 3,659,652
Series - 2015 ALDR (Class D)
1,042,863 (d) MVW LLC 2.230 05/20/39 931,341
Series - 2021 2A (Class C)
573,466 (d) MVW Owner Trust 3.900 01/21/36 557,891
Series - 2018 1A (Class C)
598,063 (d) MVW Owner Trust 3.330 11/20/36 563,770
Series - 2019 1A (Class C)
1,180,000 (a),(d) Myers Park CLO Ltd CME Term SOFR 3 Month +
1.862%
7.188 10/20/30 1,169,064
Series - 2018 1A (Class B1)

See Notes to Financial Statements
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
ASSET BACKED—continued
$ 1,500,000 (d) NBC Funding LLC 4.970% 07/30/51 $ 1,280,391
Series - 2021 1 (Class B)
1,000,000 (d) Oak Street Investment Grade Net Lease Fund Series 4.230 01/20/51 856,839
Series - 2021 1A (Class B1)
1,000,000 (a),(d) Palmer Square CLO Ltd CME Term SOFR 3 Month +
3.212%
5.462 01/15/35 979,248
Series - 2021 3A (Class D)
2,500,000 (a),(d) Palmer Square CLO Ltd CME Term SOFR 3 Month +
3.050%
8.376 04/20/35 2,422,545
Series - 2022 1A (Class D)
1,125,000 (a),(d) PNMSR 2018-GT1 A Mtge LIBOR 1 M + 2.650% 8.084 08/25/25 1,126,053
Series - 2018 GT2 (Class A)
600,000 (d) Progress Residential Trust 2.711 11/17/40 488,831
Series - 2021 SFR9 (Class D)
1,000,000 (d) Purchasing Power Funding LLC 4.370 10/15/25 958,172
Series - 2021 A (Class D)
4,792,646 (d) Purewest Funding LLC 4.091 12/22/36 4,544,989
Series - 2021 1 (Class A1)
500,000 (a),(d) Residential Reinsurance 2021 Ltd U.S. Treasury Bill 3 M + 2.500% 7.935 06/06/25 474,500
Series - 2020 A (Class A)
500,000 (a),(d) Residential Reinsurance 2021 Ltd U.S. Treasury Bill 3 M + 3.590% 9.028 06/06/25 440,950
Series - 2020 A (Class A)
2,400,000 (a),(d) Sanders RE II Ltd U.S. Treasury Bill 3 M + 3.250% 7.980 04/07/25 2,303,280
Series - 2020 A (Class A)
1,930,335 (d) Settlement Fee Finance LLC 3.840 11/01/49 1,891,519
Series - 2019 1A (Class A)
168,611 (d) Sierra Timeshare Receivables Funding LLC 4.540 05/20/36 161,562
Series - 2019 2A (Class D)
1,322,934 (d) Sierra Timeshare Receivables Funding LLC 1.790 11/20/37 1,228,358
Series - 2021 1A (Class C)
214,919 (d) SolarCity LMC 4.800 11/20/38 201,760
Series - 2013 1 (Class A)
5,875,000 (d) Stack Infrastructure Issuer LLC 1.877 03/26/46 5,170,651
Series - 2021 1A (Class A2)
2,573,439 (d) START Ireland 5.095 03/15/44 2,033,106
Series - 2019 1 (Class B)
4,455 (a) Structured Asset Investment Loan Trust SOFR 1 M + 1.014% 6.334 09/25/34 4,284
Series - 2004 8 (Class M1)
7,125,000 (d) Taco Bell Funding LLC 4.970 05/25/46 6,866,876
Series - 2016 1A (Class A23)
3,810,000 (d) Taco Bell Funding LLC 4.940 11/25/48 3,579,061
Series - 2018 1A (Class A2II)
4,563,713 (d) Taco Bell Funding LLC 1.946 08/25/51 3,946,096
Series - 2021 1A (Class A2I)
4,833,900 (d) Taco Bell Funding LLC 2.294 08/25/51 3,948,513
Series - 2021 1A (Class A2II)
2,500,000 (a),(d) TCW CLO Ltd LIBOR 3 M + 6.860% 6.985 07/25/34 2,300,478
Series - 2021 2A (Class E)
475,000 (d) Tricon American Homes Trust 2.049 07/17/38 423,745
Series - 2020 SFR1 (Class B)
3,797,742 United Airlines Pass Through Trust 3.700 03/01/30 3,253,112
Series - 2018 1 (Class A)
450,000 (a),(d) Ursa Re II Ltd U.S. Treasury Bill 3 M + 3.940% 9.401 12/07/23 448,425
Series - 2020 A (Class AA)
5,494,480 (d) Vine 2.790 11/15/50 4,812,226
Series - 2020 1A (Class A)
1,723,988 (d) Vine 6.420 11/15/50 1,596,108
Series - 2020 1A (Class C)
2,000,000 (a),(d) Vitality Re XII Ltd U.S. Treasury Bill 3 M + 2.250% 2.250 01/07/25 1,985,200
Series - 2020 A (Class A)
2,888,953 (d) Vivint Colar Financing V LLC 7.370 04/30/48 2,616,055
Series - 2018 1A (Class B)

Core Plus Bond Fund September 30, 2023

See Notes to Financial Statements
Portfolio of Investments
(continued)
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
ASSET BACKED—continued
$ 6,597,500 (d) Wendys Funding LLC 3.884% 03/15/48 $ 5,906,959
Series - 2018 1A (Class A2II)
5,679,275 (d) Wendy's Funding LLC 2.370 06/15/51 4,663,008
Series - 2021 1A (Class A2I)
TOTAL ASSET BACKED 225,359,161
OTHER MORTGAGE BACKED - 11.8%
165,469 (a),(d) Agate Bay Mortgage Trust 3.500 09/25/45 143,226
Series - 2015 6 (Class A9)
20,076 Alternative Loan Trust 5.250 11/25/33 17,226
Series - 2003 J3 (Class 1A3)
1,500,000 (a),(d) Ashford Hospitality Trust CME Term SOFR 1 Month +
2.022%
7.355 06/15/35 1,438,162
Series - 2018 KEYS (Class C)
1,500,000 (a) BANK 4.087 11/15/50 1,219,601
Series - 2017 BNK8 (Class B)
3,750,000 (d) BANK 2.500 10/17/52 1,871,512
Series - 2019 BN21 (Class D)
1,000,000 BANK 3.093 10/17/52 811,759
Series - 2019 BN21 (Class AS)
1,000,000 BANK 3.455 12/15/52 766,328
Series - 2019 BN23 (Class B)
2,000,000 BANK 1.925 12/15/53 1,512,264
Series - 2020 BN30 (Class A4)
4,000,000 (a) BANK 6.260 04/15/56 4,013,972
Series - 2023 5YR1 (Class A3)
1,606,179 (a),(d) Bayview MSR Opportunity Master Fund Trust 3.000 10/25/51 1,239,209
Series - 2021 6 (Class A19)
4,500,000 (a),(d) BBCMS Mortgage Trust 4.409 08/05/38 2,937,000
Series - 2018 CHRS (Class E)
1,769,000 (a),(d) Benchmark Mortgage Trust 2.791 09/15/48 1,356,792
Series - 2020 IG2 (Class AM)
2,800,000 (a),(d) Benchmark Mortgage Trust 3.233 09/15/48 2,126,538
Series - 2020 IG3 (Class AS)
5,000,000 (a),(d) Benchmark Mortgage Trust 3.654 09/15/48 4,288,401
Series - 2020 IG3 (Class BXA)
1,100,000 Benchmark Mortgage Trust 4.267 03/15/52 950,315
Series - 2019 B9 (Class AS)
3,600,000 (a) Benchmark Mortgage Trust 4.510 05/15/53 3,361,005
Series - 2018 B7 (Class A4)
9,100,000 (d) Benchmark Mortgage Trust 4.139 07/15/53 7,938,713
Series - 2020 B18 (Class AGNF)
6,500,000 (a) Benchmark Mortgage Trust 2.563 02/15/54 3,843,318
Series - 2021 B23 (Class C)
5,000,000 Benchmark Mortgage Trust 2.224 08/15/54 3,833,393
Series - 2021 B28 (Class A5)
2,000,000 Benchmark Mortgage Trust 5.626 04/15/56 1,943,570
Series - 2023 B38 (Class A2)
7,562,453 (a),(d) BX Commercial Mortgage Trust CME Term SOFR 1 Month +
1.034%
6.367 10/15/36 7,543,373
Series - 2019 XL (Class A)
4,500,000 (a),(d) BXP Trust 2.868 01/15/44 2,634,347
Series - 2021 601L (Class D)
1,800,000 (a) CD Mortgage Trust 3.879 11/10/49 1,446,900
Series - 2016 CD2 (Class B)
1,000,000 (a) CD Mortgage Trust 4.111 11/10/49 748,622
Series - 2016 CD2 (Class C)
1,400,000 (a) CD Mortgage Trust 4.696 02/10/50 763,688
Series - 2017 CD3 (Class C)
219,801 (a),(d) CF Mortgage Trust 2.840 04/15/25 208,490
Series - 2020 P1 (Class A1)

See Notes to Financial Statements
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
OTHER MORTGAGE BACKED—continued
$ 10,000,000 (a),(d) CF Mortgage Trust 3.603% 04/15/52 $ 8,886,514
Series - 2020 P1 (Class A2)
5,000,000 (a) CFCRE Commercial Mortgage Trust 3.502 11/10/49 4,480,702
Series - 2016 C6 (Class AM)
114,607 Citicorp Mortgage Securities, Inc 5.500 07/25/35 105,963
Series - 2005 4 (Class 1A7)
3,400,000 (a),(d) Citigroup Commercial Mortgage Trust SOFR 1 M + 2.014% 7.347 10/15/38 3,262,524
Series - 2021 PRM2 (Class D)
1,129,262 (a),(d) Citigroup Commercial Mortgage Trust 4.626 07/10/47 970,345
Series - 2014 GC23 (Class D)
2,600,000 (a) Citigroup Commercial Mortgage Trust 3.758 04/10/48 2,418,983
Series - 2015 GC29 (Class B)
1,650,000 (a) Citigroup Commercial Mortgage Trust 4.276 04/10/48 1,502,346
Series - 2015 GC29 (Class C)
2,717,806 Citigroup Commercial Mortgage Trust 4.233 04/10/49 2,431,938
Series - 2016 GC37 (Class B)
1,020,000 Citigroup Commercial Mortgage Trust 3.018 08/10/56 838,609
Series - 2019 GC41 (Class AS)
3,000,000 (a),(d) COMM Mortgage Trust 5.387 08/10/46 2,629,506
Series - 2013 LC13 (Class D)
7,500,000 (a) COMM Mortgage Trust 4.585 02/10/47 6,658,988
Series - 2014 CR14 (Class B)
5,000,000 COMM Mortgage Trust 4.199 03/10/47 4,943,243
Series - 2014 UBS2 (Class AM)
1,120,000 COMM Mortgage Trust 4.174 05/10/47 1,074,900
Series - 2014 CR17 (Class AM)
3,006,300 COMM Mortgage Trust 4.377 05/10/47 2,737,464
Series - 2014 CR17 (Class B)
5,150,000 (a),(d) COMM Mortgage Trust 4.767 06/10/47 3,425,426
Series - 2014 UBS3 (Class D)
3,307,500 (a) COMM Mortgage Trust 4.456 07/15/47 3,185,811
Series - 2014 CR18 (Class B)
2,750,000 (a),(d) COMM Mortgage Trust 4.697 08/10/47 2,360,656
Series - 2014 CR19 (Class D)
2,500,000 (d) COMM Mortgage Trust 3.000 03/10/48 1,820,730
Series - 2015 CR22 (Class E)
2,600,000 (a),(d) COMM Mortgage Trust 4.203 03/10/48 2,049,937
Series - 2015 CR22 (Class D)
3,340,500 (a) COMM Mortgage Trust 4.203 03/10/48 2,950,430
Series - 2015 CR22 (Class C)
2,500,000 (a) COMM Mortgage Trust 4.443 05/10/48 1,985,495
Series - 2015 CR23 (Class D)
2,500,000 (a) COMM Mortgage Trust 3.463 08/10/48 1,991,733
Series - 2015 CR24 (Class D)
2,500,000 (a) COMM Mortgage Trust 4.491 08/10/48 2,296,190
Series - 2015 CR24 (Class B)
3,000,000 (a) COMM Mortgage Trust 4.491 08/10/48 2,622,016
Series - 2015 CR24 (Class C)
3,175,000 (a) COMM Mortgage Trust 4.614 10/10/48 2,805,689
Series - 2015 CR26 (Class C)
2,795,000 (a),(d) Connecticut Avenue Securities Trust 30 D AVG SOFR + 1.900% 7.215 12/25/41 2,747,553
Series - 2022 R01 (Class 1M2)
2,480,000 (a),(d) Connecticut Avenue Securities Trust 30 D AVG SOFR + 4.500% 9.815 01/25/42 2,543,018
Series - 2022 R02 (Class 2B1)
3,750,000 (a),(d) Connecticut Avenue Securities Trust 30 D AVG SOFR + 6.250% 6.349 03/25/42 4,131,183
Series - 2022 R03 (Class 1B1)
7,555,870 (a),(d) Connecticut Avenue Securities Trust 30 D AVG SOFR + 3.100% 8.415 03/25/42 7,680,336
Series - 2022 R04 (Class 1M2)
7,610,000 (a),(d) Connecticut Avenue Securities Trust 30 D AVG SOFR + 3.500% 8.815 03/25/42 7,835,455
Series - 2022 R03 (Class 1M2)

Core Plus Bond Fund September 30, 2023

See Notes to Financial Statements
Portfolio of Investments
(continued)
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
OTHER MORTGAGE BACKED—continued
$ 2,475,000 (a),(d) Connecticut Avenue Securities Trust 30 D AVG SOFR + 3.000% 8.315% 04/25/42 $ 2,513,911
Series - 2022 R05 (Class 2M2)
15,720,000 (a),(d) Connecticut Avenue Securities Trust 30 D AVG SOFR + 3.850% 9.165 05/25/42 16,334,721
Series - 2022 R06 (Class 1M2)
9,165,000 (a),(d) Connecticut Avenue Securities Trust 30 D AVG SOFR + 4.650% 9.965 06/25/42 9,775,974
Series - 2022 R07 (Class 1M2)
3,565,000 (a),(d) Connecticut Avenue Securities Trust SOFR + 3.600% 8.915 07/25/42 3,675,821
Series - 2022 R08 (Class 1M2)
5,675,000 (a),(d) Connecticut Avenue Securities Trust 30 D AVG SOFR + 4.750% 10.065 09/25/42 6,130,014
Series - 2022 R09 (Class 2M2)
430,000 (a),(d) Connecticut Avenue Securities Trust 30 D AVG SOFR + 6.750% 12.065 09/25/42 471,911
Series - 2022 R09 (Class 2B1)
9,805,000 (a),(d) Connecticut Avenue Securities Trust 30 D AVG SOFR + 3.750% 9.065 12/25/42 10,308,108
Series - 2023 R01 (Class 1M2)
1,515,000 (a),(d) Connecticut Avenue Securities Trust 30 D AVG SOFR + 3.100% 8.415 06/25/43 1,555,940
Series - 2023 R05 (Class 1M2)
2,665,000 (a),(d) Connecticut Avenue Securities Trust 30 D AVG SOFR + 3.900% 9.188 07/25/43 2,698,266
Series - 2023 R06 (Class 1B1)
24,206 Countrywide Alternative Loan Trust 5.000 12/25/56 20,739
Series - 2005 6CB (Class 2A1)
300,639 (a) Countrywide Home Loan Mortgage Pass Through Trust 4.795 11/20/34 281,992
Series - 2004 HYB6 (Class A2)
18,490 Countrywide Home Loan Mortgage Pass Through Trust 5.250 09/25/35 16,703
Series - 2005 17 (Class 1A10)
5,000,000 (a),(d) CPT Mortgage Trust 3.097 11/13/39 2,967,536
Series - 2019 CPT (Class E)
1,950,710 (a),(d) Credit Suisse Mortgage Capital Certificates 2.405 10/25/66 1,552,220
Series - 2021 NQM8 (Class A3)
3,340,000 CSAIL Commercial Mortgage Trust 3.505 04/15/50 3,209,548
Series - 2015 C1 (Class A4)
1,799,583 (a),(d) CSMC 2.130 05/25/65 1,121,588
Series - 2021 NQM1 (Class M1)
1,850,000 (a),(d) CSMC Series 3.388 10/25/59 1,590,437
Series - 2019 NQM1 (Class M1)
5,065,000 DBJPMortgage Trust 3.539 05/10/49 4,631,054
Series - 2016 C1 (Class AM)
2,500,000 (a),(d) ELP Commercial Mortgage Trust SOFR 1 M + 2.233% 7.566 11/15/38 2,458,168
Series - 2021 ELP (Class E)
847,982 (a),(d) Flagstar Mortgage Trust 4.002 10/25/47 728,449
Series - 2017 2 (Class B3)
39,795 (a),(d) Flagstar Mortgage Trust 4.000 09/25/48 36,343
Series - 2018 5 (Class A11)
1,297,651 (a),(d) Flagstar Mortgage Trust 2.500 04/25/51 954,971
Series - 2021 2 (Class A4)
1,717,564 (a),(d) Flagstar Mortgage Trust 2.500 06/01/51 1,263,994
Series - 2021 4 (Class A21)
8,415,067 (a),(d) Flagstar Mortgage Trust 3.000 10/25/51 6,492,446
Series - 2021 10INV (Class A17)
530,000 (a),(d) Freddie Mac STACR REMIC Trust 30 D AVG SOFR + 4.350% 9.665 04/25/42 554,996
Series - 2022 DNA3 (Class M2)
1,000,000 (a),(d) GS Mortgage Securities Corp II SOFR 1 M + 3.464% 8.797 11/15/36 929,603
Series - 2021 ARDN (Class E)
2,594,258 (a),(d) GS Mortgage Securities Trust 4.285 02/10/46 2,495,938
Series - 2013 GC10 (Class C)
2,250,000 (a) GS Mortgage Securities Trust 4.112 10/10/49 1,803,461
Series - 2016 GS3 (Class C)
3,725,000 (a) GS Mortgage Securities Trust 4.078 11/10/49 2,996,900
Series - 2016 GS4 (Class C)
2,000,000 (d) GS Mortgage Securities Trust 3.000 08/10/50 1,391,898
Series - 2017 GS7 (Class D)

See Notes to Financial Statements
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
OTHER MORTGAGE BACKED—continued
$ 3,800,000 (a) GS Mortgage Securities Trust 4.158% 02/10/52 $ 3,335,797
Series - 2019 GC38 (Class AS)
1,500,000 (a) GS Mortgage Securities Trust 4.761 02/10/52 1,192,784
Series - 2019 GC38 (Class C)
1,000,000 (a) GS Mortgage Securities Trust 3.405 02/13/53 772,933
Series - 2020 GC45 (Class B)
3,000,000 GS Mortgage Securities Trust 2.012 12/12/53 2,285,774
Series - 2020 GSA2 (Class A5)
45,668 (a),(d) GS Mortgage-Backed Securities Corp Trust 4.000 11/25/49 41,669
Series - 2019 PJ2 (Class A1)
119,282 (a),(d) GS Mortgage-Backed Securities Corp Trust 4.000 11/25/49 108,697
Series - 2019 PJ2 (Class A4)
248,128 (a),(d) GS Mortgage-Backed Securities Corp Trust 3.000 01/25/51 201,480
Series - 2020 PJ4 (Class A4)
15,905,490 (a),(d) GS Mortgage-Backed Securities Corp Trust 0.268 03/27/51 156,601
Series - 2020 PJ5 (Class AX1)
453,797 (a),(d) GS Mortgage-Backed Securities Corp Trust 3.000 03/27/51 364,943
Series - 2020 PJ5 (Class A4)
1,012,978 (a),(d) GS Mortgage-Backed Securities Corp Trust 2.500 05/25/51 745,473
Series - 2020 PJ6 (Class A4)
38,603,872 (a),(d) GS Mortgage-Backed Securities Corp Trust 0.150 08/25/51 257,754
Series - 2021 PJ3 (Class AX1)
5,394,589 (a),(d) GS Mortgage-Backed Securities Corp Trust 2.500 10/25/51 3,969,999
Series - 2021 PJ5 (Class A4)
3,767,811 (a),(d) GS Mortgage-Backed Securities Corp Trust 3.000 06/25/52 2,897,583
Series - 2022 PJ2 (Class A36)
271,253 (a),(d) GS Mortgage-Backed Securities Trust 3.631 05/25/50 216,079
Series - 2020 PJ1 (Class B2)
1,217,552 (a),(d) GS Mortgage-Backed Securities Trust 2.500 07/25/51 896,024
Series - 2021 PJ2 (Class A4)
7,207,328 (a),(d) GS Mortgage-Backed Securities Trust 2.500 11/25/51 5,348,545
Series - 2021 PJ6 (Class A4)
8,520,606 (a),(d) GS Mortgage-Backed Securities Trust 2.500 01/25/52 6,270,505
Series - 2021 PJ7 (Class A4)
4,231,498 (a),(d) GS Mortgage-Backed Securities Trust 2.500 01/25/52 3,114,054
Series - 2021 PJ8 (Class A4)
1,514,773 (a),(d) GS Mortgage-Backed Securities Trust 2.722 01/25/52 1,074,976
Series - 2021 PJ7 (Class B2)
4,144,602 (a),(d) GS Mortgage-Backed Securities Trust 2.500 03/25/52 3,050,105
Series - 2021 PJ10 (Class A4)
2,440,056 (a),(d) GS Mortgage-Backed Securities Trust 2.500 05/01/52 2,049,445
Series - 2022 PJ1 (Class A8)
1,275,379 (a),(d) GS Mortgage-Backed Securities Trust 2.834 05/28/52 940,148
Series - 2022 PJ1 (Class B2)
2,212,813 (a),(d) GS Mortgage-Backed Securities Trust 3.000 07/25/52 1,707,244
Series - 2022 INV1 (Class A4)
3,716,889 (a),(d) GS Mortgage-Backed Securities Trust 3.000 08/26/52 2,867,678
Series - 2022 GR2 (Class A4)
3,813,652 (a),(d) GS Mortgage-Backed Securities Trust 3.000 09/25/52 2,942,333
Series - 2022 HP1 (Class A4)
2,608,249 (a),(d) GS Mortgage-Backed Securities Trust 3.000 10/25/52 2,005,837
Series - 2022 PJ5 (Class A36)
2,375,787 (a),(d) GS Mortgage-Backed Securities Trust 3.000 01/25/53 1,832,983
Series - 2022 PJ6 (Class A24)
3,455,843 (a),(d) GS Mortgage-Backed Securities Trust 3.500 02/25/53 2,780,438
Series - 2023 PJ1 (Class A24)
200,930 (d) GSMPS Mortgage Loan Trust 7.500 03/25/35 190,442
Series - 2005 RP2 (Class 1A2)
187,172 (d) GSMPS Mortgage Loan Trust 7.500 09/25/35 181,174
Series - 2005 RP3 (Class 1A2)

Core Plus Bond Fund September 30, 2023

See Notes to Financial Statements
Portfolio of Investments
(continued)
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
OTHER MORTGAGE BACKED—continued
$ 257,011 GSR Mortgage Loan Trust 6.000% 01/25/35 $ 225,038
Series - 2005 1F (Class 3A3)
1,066,082 (a) HarborView Mortgage Loan Trust SOFR 1 M + 0.734% 6.062 08/19/45 959,763
Series - 2005 11 (Class 2A1A)
3,000,000 (a),(d) Hudson Yards Mortgage Trust 3.558 07/10/39 2,317,487
Series - 2019 30HY (Class D)
2,000,000 (a),(d) Hudson Yards Mortgage Trust 3.041 12/10/41 1,471,449
Series - 2019 55HY (Class D)
1,490,000 (a),(d) Hudson Yards Mortgage Trust 3.041 12/10/41 1,025,022
Series - 2019 55HY (Class F)
55,831 (a) Impac CMB Trust SOFR 1 M + 0.774% 6.094 03/25/35 51,407
Series - 2004 11 (Class 2A1)
665,129 (a),(d) Imperial Fund Mortgage Trust 2.051 10/25/55 589,086
Series - 2020 NQM1 (Class A3)
440,000 (a),(d) Imperial Fund Mortgage Trust 3.531 10/25/55 357,362
Series - 2020 NQM1 (Class M1)
4,810,000 (a),(d) Imperial Fund Mortgage Trust 2.383 06/25/56 3,116,173
Series - 2021 NQM1 (Class M1)
1,001,246 (a),(d) J.P. Morgan Mortgage Trust 4.000 12/25/52 835,679
Series - 2022 7 (Class 2A6A)
30,633 (a) JP Morgan Alternative Loan Trust CME Term SOFR 1 Month +
0.674%
5.994 04/25/47 28,851
Series - 2007 S1 (Class A1)
344,531 (a),(d) JP Morgan Chase Commercial Mortgage Securities
Corp
4.115 01/15/46 317,175
Series - 2013 C13 (Class D)
4,907,631 JP Morgan Chase Commercial Mortgage Securities
Corp
3.379 09/15/50 4,685,929
Series - 2017 JP7 (Class A3)
2,140,000 JP Morgan Chase Commercial Mortgage Securities
Trust
2.822 08/15/49 1,939,446
Series - 2016 JP2 (Class A4)
158,118 (a) JP Morgan Mortgage Trust 5.103 11/25/33 151,865
Series - 2006 A2 (Class 5A3)
1,131,492 (a),(d) JP Morgan Mortgage Trust LIBOR 1 M - 0.000% 6.565 12/25/44 1,078,841
Series - 2015 1 (Class B1)
65,671 (a),(d) JP Morgan Mortgage Trust 3.500 05/25/45 57,295
Series - 2015 3 (Class A19)
333,172 (a),(d) JP Morgan Mortgage Trust 3.500 10/25/45 291,389
Series - 2015 6 (Class A13)
198,235 (a),(d) JP Morgan Mortgage Trust 3.500 05/25/47 168,733
Series - 2017 2 (Class A13)
659,291 (a),(d) JP Morgan Mortgage Trust 3.500 09/25/48 553,775
Series - 2018 3 (Class A13)
312,732 (a),(d) JP Morgan Mortgage Trust 3.500 10/25/48 263,033
Series - 2018 4 (Class A13)
959,939 (a),(d) JP Morgan Mortgage Trust 3.500 10/25/48 795,765
Series - 2018 5 (Class A13)
707,471 (a),(d) JP Morgan Mortgage Trust 3.542 10/26/48 682,637
Series - 2017 5 (Class A2)
856,423 (a),(d) JP Morgan Mortgage Trust 3.891 12/25/48 693,625
Series - 2018 6 (Class B4)
95,142 (a),(d) JP Morgan Mortgage Trust 4.000 01/25/49 84,965
Series - 2018 8 (Class A13)
127,841 (a),(d) JP Morgan Mortgage Trust 4.000 02/25/49 113,965
Series - 2018 9 (Class A13)
39,346 (a),(d) JP Morgan Mortgage Trust 4.000 05/25/49 35,500
Series - 2019 1 (Class A3)
202,226 (a),(d) JP Morgan Mortgage Trust 4.000 05/25/49 181,602
Series - 2019 1 (Class A15)
381,953 (a),(d) JP Morgan Mortgage Trust SOFR 1 M + 1.064% 6.379 10/25/49 369,366
Series - 2019 INV1 (Class A11)

See Notes to Financial Statements
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
OTHER MORTGAGE BACKED—continued
$ 2,373,958 (a),(d) JP Morgan Mortgage Trust 3.828% 06/25/50 $ 1,947,294
Series - 2020 1 (Class B2)
12,533,050 (a),(d) JP Morgan Mortgage Trust 0.141 07/25/51 82,120
Series - 2021 3 (Class AX1)
8,928,003 (a),(d) JP Morgan Mortgage Trust 0.132 08/25/51 54,784
Series - 2021 4 (Class AX1)
998,003 (a),(d) JP Morgan Mortgage Trust 2.882 08/25/51 725,575
Series - 2021 4 (Class B2)
17,030,454 (a),(d) JP Morgan Mortgage Trust 0.137 10/25/51 107,891
Series - 2021 6 (Class AX1)
3,045,418 (a),(d) JP Morgan Mortgage Trust 2.500 10/25/51 2,241,191
Series - 2021 6 (Class A15)
2,284,962 (a),(d) JP Morgan Mortgage Trust 2.500 11/25/51 1,681,554
Series - 2021 7 (Class A15)
4,619,815 (a),(d) JP Morgan Mortgage Trust 0.400 12/25/51 97,493
Series - 2021 INV2 (Class AX4)
2,645,550 (a),(d) JP Morgan Mortgage Trust 2.500 12/25/51 1,946,919
Series - 2021 8 (Class A15)
1,015,209 (a),(d) JP Morgan Mortgage Trust 2.500 12/25/51 747,115
Series - 2021 10 (Class A15)
3,888,550 (a),(d) JP Morgan Mortgage Trust 2.500 01/25/52 2,861,671
Series - 2021 11 (Class A15)
1,107,980 (a),(d) JP Morgan Mortgage Trust 2.500 02/25/52 815,388
Series - 2021 12 (Class A15)
4,565,013 (a),(d) JP Morgan Mortgage Trust 0.500 04/25/52 175,699
Series - 2021 INV6 (Class A5X)
2,147,953 (a),(d) JP Morgan Mortgage Trust 3.346 04/25/52 1,653,047
Series - 2021 INV6 (Class B1)
1,374,690 (a),(d) JP Morgan Mortgage Trust 3.346 04/25/52 1,032,852
Series - 2021 INV6 (Class B2)
1,676,804 (a),(d) JP Morgan Mortgage Trust 2.500 05/25/52 1,233,998
Series - 2021 14 (Class A15)
1,103,984 (a),(d) JP Morgan Mortgage Trust 2.927 05/25/52 831,150
Series - 2021 LTV2 (Class A3)
5,714,351 (a),(d) JP Morgan Mortgage Trust 2.500 06/25/52 4,205,319
Series - 2021 15 (Class A15)
6,167,297 (a),(d) JP Morgan Mortgage Trust 2.500 07/25/52 4,538,652
Series - 2022 1 (Class A15)
2,289,055 (a),(d) JP Morgan Mortgage Trust 3.250 07/25/52 1,872,018
Series - 2022 LTV1 (Class A1)
6,359,261 (a),(d) JP Morgan Mortgage Trust 3.000 08/25/52 4,890,501
Series - 2022 3 (Class A25)
1,618,268 (a),(d) JP Morgan Mortgage Trust 3.000 08/25/52 1,244,507
Series - 2022 2 (Class A25)
2,267,208 (a),(d) JP Morgan Mortgage Trust 3.000 09/25/52 1,749,211
Series - 2022 INV3 (Class A6)
4,269,570 (a),(d) JP Morgan Mortgage Trust 3.500 09/25/52 3,435,131
Series - 2022 LTV2 (Class A6)
4,147,206 (a),(d) JP Morgan Mortgage Trust 3.000 10/25/52 3,199,679
Series - 2022 4 (Class A17A)
2,295,014 (a),(d) JP Morgan Mortgage Trust 3.000 11/25/52 1,770,664
Series - 2022 6 (Class A17A)
2,942,732 (a),(d) JP Morgan Mortgage Trust 3.000 12/25/52 2,270,396
Series - 2022 7 (Class 1A17)
1,199,895 (a),(d) JP Morgan Mortgage Trust 5.000 06/25/53 1,094,717
Series - 2023 1 (Class A15A)
1,679,853 (a),(d) JP Morgan Mortgage Trust 5.500 06/25/53 1,571,188
Series - 2023 1 (Class A15B)
182,652 JPMBB Commercial Mortgage Securities Trust 3.657 09/15/47 180,027
Series - 2014 C23 (Class ASB)

Core Plus Bond Fund September 30, 2023

See Notes to Financial Statements
Portfolio of Investments
(continued)
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
OTHER MORTGAGE BACKED—continued
$ 1,688,355 (a) JPMBB Commercial Mortgage Securities Trust 4.629% 09/15/47 $ 1,602,368
Series - 2014 C23 (Class B)
1,550,000 (a) JPMBB Commercial Mortgage Securities Trust 4.629 09/15/47 1,410,797
Series - 2014 C23 (Class C)
5,000,000 JPMBB Commercial Mortgage Securities Trust 3.634 02/15/48 4,702,770
Series - 2015 C27 (Class AS)
3,500,000 JPMBB Commercial Mortgage Securities Trust 4.106 08/15/48 3,272,514
Series - 2015 C31 (Class AS)
6,000,000 (a) JPMBB Commercial Mortgage Securities Trust 4.776 08/15/48 5,013,830
Series - 2015 C31 (Class B)
2,500,000 (a),(d) JPMBB Commercial Mortgage Securities Trust 4.359 03/17/49 2,028,866
Series - 2016 C1 (Class D1)
5,000,000 JPMDB Commercial Mortgage Securities Trust 2.536 05/13/53 3,584,394
Series - 2020 COR7 (Class AS)
10,000,000 (d) Liberty Street Trust 3.597 02/10/36 8,912,722
Series - 2016 225L (Class A)
297,664 Master Alternative Loan Trust 7.000 01/25/34 281,915
Series - 2004 1 (Class 3A1)
892,164 (d) Morgan Stanley Bank of America Merrill Lynch Trust 4.384 12/15/46 802,083
Series - 2014 C19 (Class LNC2)
3,682,000 (a) Morgan Stanley Bank of America Merrill Lynch Trust 4.000 12/15/47 3,441,393
Series - 2014 C19 (Class B)
132,191 (a) Morgan Stanley Capital I Trust 6.282 12/12/49 56,066
Series - 2007 IQ16 (Class AJFX)
300,000 Morgan Stanley Capital I Trust 3.587 12/15/50 271,434
Series - 2017 HR2 (Class A4)
2,150,000 (a) Morgan Stanley Capital I Trust 4.429 07/15/51 1,942,517
Series - 2018 H3 (Class AS)
975,240 (a),(d) Morgan Stanley Residential Mortgage Loan Trust 2.500 07/25/51 826,417
Series - 2021 4 (Class A4)
3,411,259 (a),(d) Morgan Stanley Residential Mortgage Loan Trust 2.500 08/25/51 2,510,422
Series - 2021 5 (Class A9)
3,039,009 (a),(d) Morgan Stanley Residential Mortgage Loan Trust 2.500 09/25/51 2,573,282
Series - 2021 6 (Class A4)
2,747,693 (a),(d) Morgan Stanley Residential Mortgage Loan Trust 2.500 09/25/51 2,022,089
Series - 2021 6 (Class A9)
1,500,000 (d) MRCD Mortgage Trust 2.718 12/15/36 881,995
Series - 2019 PARK (Class E)
9,422,316 (a),(d) Natixis Commercial Mortgage Securities Trust SOFR 1 M + 1.579% 5.915 07/15/36 8,620,253
Series - 2019 MILE (Class A)
3,000,000 (a),(d) Natixis Commercial Mortgage Securities Trust SOFR 1 M + 3.579% 8.912 07/15/36 2,150,974
Series - 2019 MILE (Class E)
4,500,000 (a),(d) Natixis Commercial Mortgage Securities Trust SOFR 1 M + 4.329% 9.662 07/15/36 2,995,183
Series - 2019 MILE (Class F)
384,207 (a),(d) New Residential Mortgage Loan Trust 2.797 09/25/59 355,233
Series - 2019 NQM4 (Class A3)
425,000 (a),(d) New Residential Mortgage Loan Trust 2.986 09/25/59 351,086
Series - 2019 NQM4 (Class M1)
82,569 (a) New York Mortgage Trust SOFR 1 M + 0.594% 5.914 02/25/36 80,783
Series - 2005 3 (Class A1)
650,000 (a),(d) NLT Trust 2.569 08/25/56 403,858
Series - 2021 INV2 (Class M1)
5,050,453 (a),(d) OBX Trust 2.500 07/25/51 3,716,742
Series - 2021 J2 (Class A19)
3,890,419 (a),(d) OBX Trust 4.000 10/25/52 3,247,095
Series - 2022 INV5 (Class A13)
328,723 (a),(d) OBX Trust SOFR 1 M + 0.764% 4.658 06/25/57 313,073
Series - 2018 1 (Class A2)
1,533,710 (a),(d) Oceanview Mortgage Trust 2.500 05/25/51 1,128,692
Series - 2021 1 (Class A19)

See Notes to Financial Statements
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
OTHER MORTGAGE BACKED—continued
$ 1,060,326 (a),(d) Oceanview Mortgage Trust 4.500% 11/25/52 $ 945,307
Series - 2022 1 (Class A1)
5,700,000 (d) One Bryant Park Trust 2.516 09/15/54 4,540,313
Series - 2019 OBP (Class A)
2,700,000 (a),(d) Onslow Bay Mortgage Loan Trust 2.451 05/25/61 1,340,770
Series - 2021 NQM2 (Class M1)
6,345,055 (a),(d) RCKT Mortgage Trust 2.500 02/25/52 4,669,468
Series - 2022 2 (Class A22)
1,390,478 (a),(d) RCKT Mortgage Trust 3.500 06/25/52 1,118,725
Series - 2022 4 (Class A22)
156,100 (a),(d) Sequoia Mortgage Trust 3.500 05/25/45 137,248
Series - 2015 2 (Class A1)
199,833 (a),(d) Sequoia Mortgage Trust 3.500 06/25/46 172,662
Series - 2016 1 (Class A19)
571,651 (a),(d) Sequoia Mortgage Trust 3.500 02/25/47 488,705
Series - 2017 2 (Class A19)
1,133,897 (a),(d) Sequoia Mortgage Trust 3.726 09/25/47 1,017,327
Series - 2017 6 (Class B1)
210,942 (a),(d) Sequoia Mortgage Trust 3.500 03/25/48 181,217
Series - 2018 3 (Class A1)
18,209 (a),(d) Sequoia Mortgage Trust 4.000 09/25/48 16,427
Series - 2018 7 (Class A19)
106,585 (a),(d) Sequoia Mortgage Trust 4.000 06/25/49 95,860
Series - 2019 2 (Class A19)
615,123 (a),(d) Sequoia Mortgage Trust 3.500 12/25/49 528,723
Series - 2019 5 (Class A19)
1,786,852 (a),(d) Sequoia Mortgage Trust 3.000 04/25/50 1,433,900
Series - 2020 3 (Class A19)
2,415,151 (a),(d) Sequoia Mortgage Trust 2.500 06/25/51 1,777,364
Series - 2021 4 (Class A19)
267,619 (a),(d) Shellpoint Co-Originator Trust 3.500 10/25/47 230,979
Series - 2017 2 (Class A1)
10,300,000 (d) SLG Office Trust 2.851 07/15/41 7,157,795
Series - 2021 OVA (Class E)
2,319,312 (a),(d) SMR Mortgage Trust SOFR 1 M + 2.400% 7.732 02/15/39 2,199,723
Series - 2022 IND (Class B)
3,500,000 (a),(d) Spruce Hill Mortgage Loan Trust 3.827 01/28/50 3,014,044
Series - 2020 SH1 (Class B1)
219,003 (a),(d) Structured Agency Credit Risk Debt Note (STACR) 3.837 05/25/48 209,342
Series - 2018 SPI2 (Class M2B)
428,001 (a),(d) UBS-Barclays Commercial Mortgage Trust 3.649 03/10/46 392,557
Series - 2013 C5 (Class B)
930,000 (a),(d) Verus Securitization Trust 3.207 11/25/59 812,537
Series - 2019 4 (Class M1)
411,616 (d) Verus Securitization Trust 1.733 05/25/65 379,224
Series - 2020 5 (Class A3)
229,566 (d) Verus Securitization Trust 2.321 05/25/65 211,412
Series - 2020 4 (Class A3)
2,707,026 (a),(d) Verus Securitization Trust 2.240 10/25/66 2,170,156
Series - 2021 7 (Class A3)
13,031,000 (a),(d) Verus Securitization Trust 3.288 11/25/66 8,596,651
Series - 2021 8 (Class M1)
1,700,000 (a),(d) VNDO Trust 4.033 01/10/35 1,302,812
Series - 2016 350P (Class E)
514,767 (d) VSE VOI Mortgage LLC 4.020 02/20/36 494,912
Series - 2018 A (Class C)
7,041 (a) Washington Mutual Mortgage Pass-Through
Certificates Trust
5.721 08/25/38 6,727
Series - 2004 RA3 (Class 2A)
2,000,000 (a) Wells Fargo Commercial Mortgage Trust 4.278 05/15/48 1,666,842
Series - 2015 NXS1 (Class D)

Core Plus Bond Fund September 30, 2023

See Notes to Financial Statements
Portfolio of Investments
(continued)
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
OTHER MORTGAGE BACKED—continued
$ 1,200,000 (d) Wells Fargo Commercial Mortgage Trust 3.153% 09/15/57 $ 1,023,455
Series - 2015 NXS3 (Class D)
70,740 (a),(d) Wells Fargo Mortgage Backed Securities Trust 4.000 04/25/49 65,240
Series - 2019 2 (Class A17)
287,439 (a),(d) Wells Fargo Mortgage Backed Securities Trust 3.000 07/25/50 230,211
Series - 2020 4 (Class A17)
6,644,159 (a),(d) Wells Fargo Mortgage Backed Securities Trust 2.500 06/25/51 4,889,585
Series - 2021 2 (Class A17)
1,252,385 (a),(d) Wells Fargo Mortgage Backed Securities Trust 3.000 08/25/51 966,248
Series - 2021 INV1 (Class A17)
7,578,233 (a),(d) Wells Fargo Mortgage Backed Securities Trust 3.314 08/25/51 5,763,141
Series - 2021 INV1 (Class B2)
1,254,297 (a),(d) Wells Fargo Mortgage Backed Securities Trust 2.500 12/25/51 923,065
Series - 2022 2 (Class A18)
1,613,427 (a),(d) Wells Fargo Mortgage Backed Securities Trust 3.000 03/25/52 1,244,801
Series - 2022 INV1 (Class A18)
2,794,734 (a),(d) Wells Fargo Mortgage Backed Securities Trust 3.500 03/25/52 2,248,535
Series - 2022 INV1 (Class A17)
3,500,000 (a) WFRBS Commercial Mortgage Trust 4.162 12/15/46 3,474,010
Series - 2013 C18 (Class A5)
5,277,000 WFRBS Commercial Mortgage Trust 3.607 11/15/47 5,097,520
Series - 2014 C24 (Class A5)
81,899 (a),(d) WinWater Mortgage Loan Trust 3.919 06/20/44 64,236
Series - 2014 1 (Class B4)
2,627,580 (a),(d) Woodward Capital Management 3.000 05/25/52 2,027,247
Series - 2022 3 (Class A21)
TOTAL OTHER MORTGAGE BACKED 517,622,397
TOTAL STRUCTURED ASSETS 742,981,558
(Cost $866,233,770)
SHARES
REFERENCERATE & SPREAD
COMMON STOCKS - 0.0%
ENERGY - 0.0%
1,538 (h),( i ) Cloud Peak Energy, Inc 15
TOTAL ENERGY 15
MATERIALS - 0.0%
415,953 ( i ) Petra Diamonds Ltd 350,523
TOTAL MATERIALS 350,523
TELECOMMUNICATION SERVICES - 0.0%
4,815 ( i ) Avaya, Inc 40,326
1,010 ( i ) Avaya, Inc 8,459
TOTAL TELECOMMUNICATION SERVICES 48,785
TOTAL COMMON STOCKS 399,323
(Cost $457,866)
PREFERRED STOCKS - 0.1%
FINANCIAL SERVICES - 0.1%
34,686 Morgan Stanley 860,213

See Notes to Financial Statements
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
FINANCIAL SERVICES—continued
139,125 Morgan Stanley $ 3,497,602
TOTAL FINANCIAL SERVICES 4,357,815
TOTAL PREFERRED STOCKS 4,357,815
(Cost $4,394,529)
TOTAL LONG-TERM INVESTMENTS 4,226,301,351
(Cost $4,847,794,369)
PRINCIPAL RATE
MATURITY
DATE
SHORT-TERM INVESTMENTS - 2.3%
GOVERNMENT AGENCY DEBT - 0.1%
$ 5,000,000 Federal Home Loan Bank (FHLB) 0.000% 10/13/23 4,992,174
TOTAL GOVERNMENT AGENCY DEBT 4,992,174
REPURCHASE AGREEMENT - 0.3%
14,803,000 (j) Fixed Income Clearing Corp (FICC) 5.300 10/02/23 14,803,000
TOTAL REPURCHASE AGREEMENT 14,803,000
TREASURY DEBT - 1.9%
52,000,000 United States Treasury Bill 0.000 11/02/23 51,763,125
5,000,000 United States Treasury Bill 0.000 11/07/23 4,973,619
25,000,000 United States Treasury Bill 0.000 02/22/24 24,472,936
TOTAL TREASURY DEBT 81,209,680
TOTAL SHORT-TERM INVESTMENTS 101,004,854
(Cost $101,076,860)
SHARES
EXP
INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING - 1.0%
42,055,574 (k) State Street Navigator Securities Lending Government
Money Market Portfolio
5.360 42,055,574
TOTAL INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING 42,055,574
(Cost $42,055,574)
TOTAL INVESTMENTS - 99.9% 4,369,361,779
(Cost $4,990,926,803)
OTHER ASSETS & LIABILITIES, NET - 0.1% 3,521,175
NET ASSETS - 100.0% $ 4,372,882,954
AVG Average
CME Chicago Mercantile Exchange
CNY Chinese Yuan
D Day
DOP Dominican Republic Peso
EUR Euro
INR Indian Rupee
LIBOR London Interbank Offered Rate
M Month
MXN Mexican Peso
MYR Malaysian Ringgit
REIT Real Estate Investment Trust
REMIC Real Estate Mortgage Investment Conduit
SOFR Secure Overnight Financing Rate
THB Thai Baht
UGX Ugandan Shilling
UZS Uzbekistani Som
ZAR South African Rand

Core Plus Bond Fund September 30, 2023

See Notes to Financial Statements
Portfolio of Investments
(continued)
Principal denominated in U.S. Dollars, unless otherwise noted.
(a) Floating or variable rate security includes the reference rate and spread, unless the variable rate is based on the underlying asset of the security. Coupon rate reflects the rate at period end.
(b)
When-issued or delayed delivery security.
(c)
In default
(d) Security is exempt from registration under Rule 144(A) of the Securities Act of 1933, as amended. These securities are deemed liquid and may be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
(e)
All or a portion of these securities are out on loan. The aggregate value of securities on loan is $40,842,007.
(f)
Perpetual security
(g)
Payment in Kind Bond
(h)
For fair value measurement disclosure purposes, investment classified as Level 3.
( i )
Non-income producing
(j) Agreement with Fixed Income Clearing Corp (FICC), 5.300% dated 9/29/23 to be repurchased at $14,803,000 on 10/2/23, collateralized by Government Agency
Securities, with coupon rate 4.125% and maturity date 8/31/30, valued at $15,099,079.
(k)
Investments made with cash collateral received from securities on loan.
Forward Foreign Currency Contracts
Currency
Purchased Receive
Currency
Sold Deliver Counterparty Settlement Date
Unrealized
Appreciation
(Depreciation)
$ 2,345,006 EUR 2,118,209 Morgan Stanley Capital Services 10/13/23   $ 104,317
EUR 119,938 $ 134,558 Morgan Stanley Capital Services 10/13/23 (7,685)
Total   $ 96,632
EUR Euro
Credit Default Swaps - Centrally Cleared
SOLD
Reference
Entity
Terms of
Payments to
be Paid
Terms of
Payments to
be Received Counterparty
Fixed Rate
Payment
Frequency
Maturity
Date
Notional
Amount * Value
Premiums
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
CDX-NAHYS41V1-5Y
Credit event
as specified in
contract 5.000%
Citigroup Global Markets,
Inc Quarterly 12/20/28 $25,000,000 $(241,518) $(193,547) $(47,971)
CDX-NAHYS41V1-5Y
Credit event
as specified in
contract 5.000
Citigroup Global Markets,
Inc Quarterly 12/20/28 281,000,000 (2,736,903) (2,307,595) (429,308)
Total $(2,978,421) $(2,501,142) $ (477,279)
*   The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs is defined under the terms of that particular swap agreement. This amount may be reduced by any recoverable assets, if applicable.

Portfolio of Investments
5–15 Year Laddered Tax-Exempt Bond Fund September 30, 2023

See Notes to Financial Statements
(Unaudited)
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
LONG-TERM INVESTMENTS - 98.7%
LONG-TERM MUNICIPAL BONDS - 98.7%
ALABAMA
-
2 .4%
$ 250,000 Black Belt Energy Gas District 4 .000% 12/01/27 $ 244,263
500,000 City of Birmingham AL 5 .000 12/01/30 526,971
630,000 County of Mobile AL 5 .000 02/01/34 672,562
2,900,000 Lower Alabama Gas District 4 .000 12/01/50 2,843,349
1,000,000 University of South Alabama 5 .000 11/01/31 1,019,744
TOTAL ALABAMA 5,306,889
ALASKA
-
0 .2%
500,000 Alaska Municipal Bond Bank Authority 5 .000 12/01/31 505,817
TOTAL ALASKA 505,817
ARIZONA
-
1 .5%
2,000,000 Chandler Industrial Development Authority 5 .000 06/01/49 2,001,921
150,000 Maricopa County Unified School District No 60 Higley 5 .000 06/01/38 156,515
190,000 Pinal County Electric District No 3 5 .000 07/01/33 195,660
1,005,000 Salt River Project Agricultural Improvement & Power
District
5 .000 01/01/38 1,037,938
TOTAL ARIZONA 3,392,034
ARKANSAS
-
0 .5%
1,000,000 City of Fort Smith AR Water & Sewer Revenue 5 .000 10/01/32 1,038,867
TOTAL ARKANSAS 1,038,867
CALIFORNIA
-
3 .0%
1,090,000 California County Tobacco Securitization Agency 4 .000 06/01/36 1,046,432
365,000 California Educational Facilities Authority 5 .000 12/01/29 376,447
1,510,000 California Health Facilities Financing Authority 5 .000 09/01/33 1,530,031
185,000 California Municipal Finance Authority 4 .000 07/15/29 177,321
225,000 (a) California Statewide Communities Development
Authority
5 .000 12/01/28 223,212
1,000,000 City of Los Angeles Department of Airports 5 .000 05/15/36 1,035,353
195,000 Long Beach Community College District 3 .000 08/01/37 159,441
415,000 Palmdale Community Redevelopment Agency
Successor Agency
5 .000 09/01/31 432,571
1,405,000 San Francisco City & County Airport Comm-San
Francisco International Airport
5 .000 05/01/31 1,474,628
TOTAL CALIFORNIA 6,455,436
COLORADO
-
1 .0%
590,000 City & County of Denver CO Airport System Revenue 5 .000 12/01/31 603,977
1,000,000 Colorado Health Facilities Authority 4 .000 11/15/38 940,215
250,000 Colorado Health Facilities Authority 5 .000 12/01/41 245,118
310,000 Denver Health & Hospital Authority 5 .000 12/01/28 317,826
TOTAL COLORADO 2,107,136
CONNECTICUT
-
4 .8%
1,180,000 Capital Region Development Authority 5 .000 06/15/29 1,223,613
765,000 Capital Region Development Authority 5 .000 06/15/33 793,124
1,900,000 City of Bridgeport CT 5 .000 06/01/34 2,019,012
630,000 Connecticut State Health & Educational Facilities
Authority
5 .000 07/01/29 628,039
330,000 Connecticut State Health & Educational Facilities
Authority
5 .000 07/01/30 328,181

5–15 Year Laddered Tax-Exempt Bond Fund September 30, 2023

See Notes to Financial Statements
Portfolio of Investments
(continued)
Portfolio of Investments
(continued)
PRINCIPAL DESCRIPTION RATE
MATURITY
DATE VALUE
CONNECTICUT—continued
$ 350,000 Connecticut State Health & Educational Facilities
Authority
5 .000% 07/01/32 $ 359,672
350,000 Connecticut State Health & Educational Facilities
Authority
5 .000 07/01/33 359,458
1,540,000 State of Connecticut 3 .000 01/15/36 1,296,741
255,000 State of Connecticut 5 .000 11/15/38 270,510
1,000,000 State of Connecticut Special Tax Revenue 5 .000 05/01/34 1,073,566
2,000,000 University of Connecticut 5 .000 03/15/28 2,050,862
TOTAL CONNECTICUT 10,402,778
DISTRICT OF COLUMBIA
-
1 .8%
3,800,000 Metropolitan Washington Airports Authority Aviation
Revenue
5 .000 10/01/32 4,001,811
TOTAL DISTRICT OF COLUMBIA 4,001,811
FLORIDA
-
6 .0%
1,000,000 Alachua County Health Facilities Authority 5 .000 12/01/31 1,023,632
250,000 County of Broward FL Airport System Revenue 5 .000 10/01/28 255,768
1,500,000 County of Miami-Dade FL Aviation Revenue 4 .000 10/01/36 1,433,985
3,000,000 Escambia County Health Facilities Authority 5 .000 08/15/32 3,042,188
1,250,000 (a) Florida Development Finance Corp 7 .250 07/01/57 1,300,000
1,250,000 (a) Florida Development Finance Corp 8 .000 07/01/57 1,237,520
795,000 Greater Orlando Aviation Authority 5 .000 10/01/26 810,843
305,000 Greater Orlando Aviation Authority 5 .000 10/01/26 309,708
175,000 Hillsborough County Aviation Authority 5 .000 10/01/31 179,038
190,000 Hillsborough County Aviation Authority 5 .000 10/01/33 194,344
400,000 Hillsborough County Port District 5 .000 06/01/29 412,753
1,000,000 Hillsborough County Port District 5 .000 06/01/33 1,027,974
210,000 Miami-Dade County Educational Facilities Authority 5 .000 04/01/28 218,103
255,000 Miami-Dade County Health Facilities Authority 4 .000 08/01/37 230,558
500,000 Pinellas County School Board 4 .000 07/01/36 492,373
500,000 School District of Broward County 5 .000 07/01/31 507,174
540,000 Volusia County Educational Facility Authority 5 .000 10/15/32 556,246
TOTAL FLORIDA 13,232,207
GEORGIA
-
3 .5%
1,000,000 Dahlonega Downtown Development Authority 4 .000 07/01/37 900,299
1,250,000 Dahlonega Downtown Development Authority 4 .000 07/01/38 1,104,398
1,000,000 Dahlonega Downtown Development Authority 5 .000 07/01/39 1,013,104
1,165,000 Main Street Natural Gas, Inc 5 .000 06/01/28 1,167,187
1,000,000 Main Street Natural Gas, Inc 5 .000 12/01/30 996,521
1,020,000 Main Street Natural Gas, Inc 4 .000 08/01/49 1,013,565
1,500,000 Municipal Electric Authority of Georgia 5 .000 01/01/62 1,505,751
TOTAL GEORGIA 7,700,825
GUAM
-
0 .2%
200,000 Port Authority of Guam 5 .000 07/01/29 204,288
200,000 Port Authority of Guam 5 .000 07/01/30 204,077
TOTAL GUAM 408,365
HAWAII
-
0 .5%
1,000,000 State of Hawaii Airports System Revenue 5 .000 07/01/41 998,464
TOTAL HAWAII 998,464
ILLINOIS
-
13 .7%
1,500,000 Chicago Board of Education 5 .000 12/01/26 1,520,881
500,000 Chicago Housing Authority 5 .000 01/01/33 512,946
300,000 Chicago O'Hare International Airport 5 .000 01/01/28 305,309
1,000,000 Chicago O'Hare International Airport 5 .000 01/01/32 1,001,960
300,000 Chicago Transit Authority 5 .000 06/01/28 311,427
3,250,000 City of Chicago IL 5 .000 01/01/28 3,338,994
1,250,000 City of Chicago IL 5 .000 01/01/29 1,290,877

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE
MATURITY
DATE VALUE
ILLINOIS—continued
$ 1,000,000 City of Chicago IL 4 .000% 01/01/35 $ 914,548
1,000,000 City of Chicago IL Wastewater Transmission Revenue 5 .000 01/01/26 1,017,644
150,000 Cook County School District No 78 Rosemont 5 .000 12/01/31 161,545
1,750,000 County of Cook IL 5 .000 11/15/31 1,801,649
1,160,000 County of Cook IL Sales Tax Revenue 5 .000 11/15/36 1,202,308
2,000,000 Illinois Finance Authority 5 .000 10/01/34 2,030,573
700,000 Illinois State Toll Highway Authority 4 .000 01/01/42 642,738
630,000 Illinois State Toll Highway Authority 4 .000 01/01/46 558,778
305,000 Metropolitan Pier & Exposition Authority 4 .000 06/15/52 244,669
2,000,000 Metropolitan Water Reclamation District of Greater
Chicago
5 .000 12/01/30 2,049,173
1,500,000 Sales Tax Securitization Corp 5 .000 01/01/30 1,549,371
2,500,000 Sales Tax Securitization Corp 5 .000 01/01/31 2,615,670
2,000,000 State of Illinois 5 .000 06/01/28 2,041,258
1,655,000 State of Illinois 4 .000 02/01/30 1,611,918
1,500,000 State of Illinois 5 .000 03/01/37 1,531,690
250,000 Village of Broadview IL 5 .000 12/01/28 256,787
200,000 Village of Broadview IL 5 .000 12/01/29 205,134
545,000 Village of Broadview IL 5 .000 12/01/30 559,173
745,000 Village of Broadview IL 5 .000 12/01/33 767,473
TOTAL ILLINOIS 30,044,493
INDIANA
-
0 .6%
1,365,000 City of Whiting IN 5 .000 12/01/44 1,387,074
TOTAL INDIANA 1,387,074
KENTUCKY
-
1 .2%
1,250,000 Paducah Electric Plant Board 5 .000 10/01/34 1,271,740
1,250,000 Paducah Electric Plant Board 5 .000 10/01/35 1,267,187
TOTAL KENTUCKY 2,538,927
LOUISIANA
-
1 .0%
480,000 City of New Orleans LA Sewerage Service Revenue 4 .000 06/01/36 468,336
500,000 New Orleans Aviation Board 5 .000 10/01/33 521,652
1,250,000 St. Tammany Parish Hospital Service District No 5 .000 07/01/33 1,293,593
TOTAL LOUISIANA 2,283,581
MARYLAND
-
0 .9%
2,000,000 County of Baltimore MD 4 .000 01/01/29 1,932,165
TOTAL MARYLAND 1,932,165
MASSACHUSETTS
-
0 .2%
500,000 Massachusetts Development Finance Agency 5 .000 12/01/29 516,339
TOTAL MASSACHUSETTS 516,339
MICHIGAN
-
2 .7%
500,000 Charlotte Public School District 4 .000 05/01/36 499,635
2,000,000 Michigan Finance Authority 5 .000 11/15/28 2,036,282
1,000,000 Michigan Finance Authority 5 .000 12/01/36 1,027,414
1,750,000 State of Michigan Trunk Line Revenue 5 .000 11/15/30 1,901,710
385,000 Wayne County Airport Authority 5 .000 12/01/29 404,157
TOTAL MICHIGAN 5,869,198
MINNESOTA
-
0 .7%
1,055,000 City of Minneapolis MN 5 .000 11/15/33 1,078,926
70,000 Duluth Economic Development Authority 5 .000 02/15/33 71,438
400,000 Hawley Independent School District No 150 5 .000 02/01/38 416,347
TOTAL MINNESOTA 1,566,711
MISSISSIPPI
-
2 .1%
1,045,000 Mississippi Development Bank 5 .000 03/01/26 1,064,969
1,000,000 Mississippi Development Bank 5 .000 03/01/35 1,018,249

5–15 Year Laddered Tax-Exempt Bond Fund September 30, 2023

See Notes to Financial Statements
Portfolio of Investments
(continued)
PRINCIPAL DESCRIPTION RATE
MATURITY
DATE VALUE
MISSISSIPPI—continued
$ 2,485,000 State of Mississippi Gaming Tax Revenue 5 .000% 10/15/33 $ 2,564,628
TOTAL MISSISSIPPI 4,647,846
MISSOURI
-
2 .4%
2,500,000 City of Kansas City MO Sanitary Sewer System Revenue 3 .000 01/01/37 2,041,593
900,000 Health & Educational Facilities Authority of the State
of Missouri
5 .000 02/15/28 932,069
425,000 Missouri Joint Municipal Electric Utility Commission 5 .250 12/01/38 440,803
1,745,000 St. Louis Municipal Finance Corp 5 .000 02/15/26 1,775,994
TOTAL MISSOURI 5,190,459
NEVADA
-
0 .5%
1,000,000 Las Vegas Redevelopment Agency 5 .000 06/15/26 1,009,083
TOTAL NEVADA 1,009,083
NEW JERSEY
-
7 .3%
350,000 Gloucester County Improvement Authority 5 .000 07/01/34 369,539
2,500,000 New Jersey Economic Development Authority 5 .000 11/01/35 2,602,352
1,000,000 New Jersey Educational Facilities Authority 5 .000 07/01/27 1,026,114
1,000,000 New Jersey Transportation Trust Fund Authority 5 .000 06/15/29 1,019,998
765,000 New Jersey Transportation Trust Fund Authority 5 .000 12/15/33 791,528
1,120,000 New Jersey Transportation Trust Fund Authority 4 .000 06/15/34 1,103,727
3,000,000 New Jersey Transportation Trust Fund Authority 5 .000 06/15/34 3,102,508
1,000,000 New Jersey Transportation Trust Fund Authority 4 .000 06/15/36 958,935
2,500,000 New Jersey Transportation Trust Fund Authority 5 .000 06/15/38 2,610,210
1,025,000 New Jersey Transportation Trust Fund Authority 4 .000 06/15/39 949,712
500,000 South Jersey Port Corp 5 .000 01/01/48 490,385
1,300,000 Toms River Board of Education 3 .000 07/15/38 984,724
TOTAL NEW JERSEY 16,009,732
NEW YORK
-
6 .4%
1,000,000 Brooklyn Arena Local Development Corp 5 .000 07/15/26 1,014,967
10,000 Metropolitan Transportation Authority 4 .000 11/15/34 9,614
1,250,000 Metropolitan Transportation Authority 5 .000 11/15/50 1,219,124
160,000 New York City Industrial Development Agency 3 .000 01/01/46 110,380
1,750,000 New York State Dormitory Authority 5 .000 07/01/33 1,764,383
125,000 New York State Dormitory Authority 5 .000 07/01/38 131,045
1,000,000 New York State Urban Development Corp 5 .000 03/15/35 1,065,855
305,000 New York State Urban Development Corp 5 .000 03/15/38 312,611
375,000 New York Transportation Development Corp 5 .000 07/01/30 374,202
1,080,000 New York Transportation Development Corp 4 .000 10/01/30 1,042,868
715,000 New York Transportation Development Corp 5 .000 01/01/36 711,870
635,000 New York Transportation Development Corp 5 .000 12/01/36 640,950
505,000 New York Transportation Development Corp 5 .000 12/01/36 518,648
1,500,000 Port Authority of New York & New Jersey 5 .000 07/15/31 1,589,285
1,000,000 Port Authority of New York & New Jersey 4 .000 11/01/34 981,167
1,000,000 Port Authority of New York & New Jersey 5 .000 11/01/35 1,027,830
1,625,000 Port Authority of New York & New Jersey 4 .000 07/15/36 1,535,022
TOTAL NEW YORK 14,049,821
NORTH CAROLINA
-
0 .8%
250,000 Charlotte-Mecklenburg Hospital Authority 5 .000 01/15/30 267,989
1,000,000 North Carolina Capital Facilities Finance Agency 5 .000 05/01/31 1,051,544
210,000 North Carolina Medical Care Commission 4 .000 02/01/36 200,509
255,000 North Carolina Medical Care Commission 3 .000 07/01/36 217,251
TOTAL NORTH CAROLINA 1,737,293
NORTH DAKOTA
-
0 .4%
1,000,000 North Dakota Housing Finance Agency 2 .400 01/01/26 957,142
TOTAL NORTH DAKOTA 957,142

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE
MATURITY
DATE VALUE
OHIO
-
2 .4%
$ 1,000,000 American Municipal Power, Inc 5 .000% 02/15/34 $ 1,040,493
240,000 City of Toledo OH 4 .000 12/01/29 239,324
250,000 City of Toledo OH 4 .000 12/01/30 248,872
200,000 City of Toledo OH 4 .000 12/01/31 198,666
1,500,000 County of Miami OH 5 .000 08/01/32 1,551,489
725,000 County of Montgomery OH 5 .000 08/01/36 747,687
300,000 Lebanon City School District 3 .000 12/01/36 247,882
700,000 Miami University 5 .000 09/01/28 743,453
175,000 State of Ohio 5 .000 01/15/35 180,837
TOTAL OHIO 5,198,703
OKLAHOMA
-
0 .3%
750,000 Oklahoma Development Finance Authority 5 .000 08/15/28 719,271
TOTAL OKLAHOMA 719,271
OREGON
-
0 .5%
3,000,000 (a),(b) Oregon State Business Development Commission 6 .500 04/01/31 15,000
1,000,000 (b) Oregon State Business Development Commission 11 .500 04/01/31 10
625,000 (a),(b) Oregon State Business Development Commission 9 .000 04/01/37 3,125
1,000,000 Tri-County Metropolitan Transportation District of
Oregon
5 .000 10/01/28 1,049,381
TOTAL OREGON 1,067,516
PENNSYLVANIA
-
2 .4%
1,100,000 Allegheny County Higher Education Building Authority 5 .000 03/01/29 1,123,966
670,000 Lancaster County Career & Technology Center Authority 4 .000 02/01/30 668,172
500,000 Pennsylvania Economic Development Financing
Authority
5 .000 10/15/34 527,751
1,500,000 School District of the City of Erie 5 .000 04/01/28 1,559,753
500,000 South Wayne County Water and Sewer Authority 4 .000 02/15/37 477,970
915,000 Township of Northampton PA 4 .000 05/15/33 916,299
TOTAL PENNSYLVANIA 5,273,911
RHODE ISLAND
-
0 .4%
825,000 Rhode Island Commerce Corp 5 .000 06/15/27 856,914
TOTAL RHODE ISLAND 856,914
SOUTH CAROLINA
-
2 .1%
2,000,000 Center for Arts & Health Sciences Public Facilities Corp 4 .000 10/01/37 1,869,139
170,000 City of Rock Hill SC Combined Utility System Revenue 5 .000 01/01/28 177,535
265,000 City of Rock Hill SC Combined Utility System Revenue 5 .000 01/01/29 278,475
500,000 South Carolina Public Service Authority 4 .000 12/01/37 457,337
890,000 South Carolina Public Service Authority 4 .000 12/01/40 791,908
1,000,000 Spartanburg Regional Health Services District 4 .000 04/15/37 923,386
TOTAL SOUTH CAROLINA 4,497,780
TENNESSEE
-
3 .4%
180,000 Metropolitan Government Nashville & Davidson County
Health & Educational Facs Bd
4 .000 05/01/37 169,388
1,000,000 Metropolitan Government of Nashville & Davidson
County TN
4 .000 07/01/33 1,000,682
1,140,000 Metropolitan Government of Nashville & Davidson
County TN
4 .000 07/01/38 1,082,244
2,305,000 Metropolitan Nashville Airport Authority 5 .000 07/01/35 2,366,399
755,000 Tennessee Energy Acquisition Corp 4 .000 11/01/49 740,857
2,000,000 Tennessee Energy Acquisition Corp 5 .000 05/01/53 1,996,159
TOTAL TENNESSEE 7,355,729
TEXAS
-
13 .3%
350,000 Atascosa County Industrial Development Corp 5 .000 12/15/28 368,848
350,000 Atascosa County Industrial Development Corp 5 .000 12/15/29 370,912
400,000 Atascosa County Industrial Development Corp 5 .000 12/15/30 425,882

5–15 Year Laddered Tax-Exempt Bond Fund September 30, 2023

See Notes to Financial Statements
Portfolio of Investments
(continued)
PRINCIPAL DESCRIPTION RATE
MATURITY
DATE VALUE
TEXAS—continued
$ 1,105,000 Canyon Independent School District 4 .000% 02/15/38 $ 1,032,548
1,100,000 Central Texas Regional Mobility Authority 5 .000 01/01/27 1,126,939
1,210,000 Central Texas Regional Mobility Authority 5 .000 01/01/29 1,254,976
750,000 Central Texas Regional Mobility Authority 4 .000 01/01/36 720,100
900,000 City of Austin TX Airport System Revenue 5 .000 11/15/39 899,048
1,000,000 City of El Paso TX 4 .000 08/15/35 979,924
2,000,000 City of El Paso TX Airport Revenue 5 .000 08/15/28 2,058,922
1,970,000 City of Houston TX 5 .000 03/01/32 2,039,268
3,000,000 City of Houston TX Combined Utility System Revenue 5 .000 11/15/29 3,227,894
2,000,000 City of San Antonio TX Electric & Gas Systems Revenue 5 .000 02/01/46 2,025,889
1,000,000 Conroe Independent School District 2 .500 02/15/37 767,135
500,000 County of Galveston TX 4 .000 02/01/38 466,887
150,000 County of Harris TX Toll Road Revenue 4 .000 08/15/36 146,296
985,000 County of Nueces TX 5 .000 02/15/34 1,004,849
1,225,000 El Paso County Community College District 5 .000 04/01/38 1,247,402
1,125,000 Fort Worth Independent School District 5 .000 02/15/35 1,233,564
1,000,000 North Texas Tollway Authority 5 .000 01/01/30 1,047,277
420,000 Port Freeport TX 5 .000 06/01/28 428,490
825,000 Port Freeport TX 5 .000 06/01/29 834,250
865,000 Port Freeport TX 5 .000 06/01/30 873,311
935,000 Port Freeport TX 5 .000 06/01/32 940,714
1,385,000 Texas Municipal Power Agency 3 .000 09/01/40 1,031,971
2,500,000 Texas Private Activity Bond Surface Transportation Corp 5 .000 12/31/35 2,576,190
TOTAL TEXAS 29,129,486
UTAH
-
1 .2%
475,000 City of Salt Lake City UT Airport Revenue 5 .000 07/01/31 486,466
1,000,000 City of Salt Lake City UT Airport Revenue 5 .000 07/01/32 1,024,070
1,000,000 City of Salt Lake City UT Airport Revenue 5 .000 07/01/33 1,023,956
TOTAL UTAH 2,534,492
VIRGIN ISLANDS
-
2 .0%
2,000,000 (a) Virgin Islands Public Finance Authority 5 .000 09/01/25 1,976,343
2,500,000 (a) Virgin Islands Public Finance Authority 5 .000 09/01/33 2,505,146
TOTAL VIRGIN ISLANDS 4,481,489
VIRGINIA
-
1 .0%
2,000,000 Virginia Small Business Financing Authority 4 .000 01/01/36 1,829,613
400,000 Virginia Small Business Financing Authority 5 .000 12/31/47 385,725
TOTAL VIRGINIA 2,215,338
WASHINGTON
-
1 .6%
1,000,000 Pend Oreille County Public Utility District No  Box
Canyon
5 .000 01/01/29 1,019,182
1,000,000 Pierce County School District No 403 Bethel 4 .000 12/01/37 950,723
1,500,000 Washington Health Care Facilities Authority 4 .000 10/01/42 1,431,385
TOTAL WASHINGTON 3,401,290
WEST VIRGINIA
-
0 .9%
750,000 West Virginia Hospital Finance Authority 5 .000 01/01/29 754,178
1,215,000 West Virginia Hospital Finance Authority 5 .000 01/01/30 1,212,028
TOTAL WEST VIRGINIA 1,966,206
WISCONSIN
-
0 .9%
1,000,000 City of Milwaukee WI 4 .000 04/01/33 952,012
1,000,000 City of Milwaukee WI 4 .000 04/01/34 942,857
TOTAL WISCONSIN 1,894,869
TOTAL LONG-TERM MUNICIPAL BONDS 215,883,487
(Cost $240,069,694)
TOTAL LONG-TERM INVESTMENTS 215,883,487
(Cost $240,069,694)

See Notes to Financial Statements
PRINCIPAL DESCRIPTION
REFERENCERATE & SPREAD
RATE
MATURITY
DATE VALUE
SHORT-TERM INVESTMENTS - 0.6%
REPURCHASE AGREEMENT - 0 .6%
$ 1,263,000 (c) Fixed Income Clearing Corp (FICC) 5 .300% 10/02/23 $ 1,263,000
TOTAL REPURCHASE AGREEMENT 1,263,000
TOTAL SHORT-TERM INVESTMENTS 1,263,000
(Cost $1,263,000)
TOTAL INVESTMENTS - 99.3% 217,146,487
(Cost $241,332,694)
OTHER ASSETS & LIABILITIES, NET - 0.7% 1,552,326
NET ASSETS - 100.0% $ 218,698,813
(a) Security is exempt from registration under Rule 144(A) of the Securities Act of 1933, as amended. These securities are deemed liquid and may be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
(b)
In default
(c) Agreement with Fixed Income Clearing Corp (FICC), 5.300% dated 9/29/23 to be repurchased at $1,263,000 on 10/2/23, collateralized by Government Agency Securities, with coupon rate 4.625% and maturity date 9/15/26, valued at $1,288,331.

Green Bond Fund September 30, 2023
Portfolio of Investments

See Notes to Financial Statements
(Unaudited)
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
LONG-TERM INVESTMENTS - 99.8%
BANK LOAN OBLIGATIONS - 1.5%
COMMERCIAL & PROFESSIONAL SERVICES - 0 .4%
$ 488,750 (a) LTR Intermediate Holdings, Inc SOFR 12 M + 4.500% 9 .946% 05/05/28 $ 463,335
TOTAL COMMERCIAL & PROFESSIONAL SERVICES 463,335
UTILITIES - 1 .1%
434,973 (a) Exgen Renewables IV LLC SOFR 4 M + 2.500% 8 .184 12/15/27 434,430
990,000 (a) TerraForm Power Operating LLC SOFR 4 M + 2.500% 7 .842 05/21/29 984,278
TOTAL UTILITIES 1,418,708
TOTAL BANK LOAN OBLIGATIONS 1,882,043
(Cost $1,896,121)
CORPORATE BONDS - 54 .3%
AUTOMOBILES & COMPONENTS - 1 .3%
1,250,000 Ford Motor Co 3 .250 02/12/32 963,329
775,000 General Motors Co 5 .400 10/15/29 738,688
TOTAL AUTOMOBILES & COMPONENTS 1,702,017
BANKS - 7 .4%
1,200,000 (b) ABN AMRO Bank NV 2 .470 12/13/29 990,948
1,000,000 Bank of America Corp 0 .981 09/25/25 947,140
1,000,000 Bank of America Corp 2 .456 10/22/25 960,343
1,000,000 Bank of Nova Scotia 0 .650 07/31/24 957,313
250,000 Citigroup, Inc 0 .776 10/30/24 248,832
1,000,000 (b) ING Groep NV 1 .400 07/01/26 919,167
2,000,000 JPMorgan Chase & Co 0 .768 08/09/25 1,904,968
1,800,000 National Bank of Canada 0 .550 11/15/24 1,786,631
1,000,000 Wells Fargo & Co 4 .540 08/15/26 971,258
TOTAL BANKS 9,686,600
CONSUMER DURABLES & APPAREL - 0 .2%
250,000 Whirlpool Corp 2 .400 05/15/31 197,434
TOTAL CONSUMER DURABLES & APPAREL 197,434
CONSUMER SERVICES - 2 .6%
1,000,000 BB Blue Financing DAC 4 .395 09/20/29 968,702
1,250,000 Conservation Fund 3 .474 12/15/29 1,055,456
750,000 Family Forest Impact Foundation LLC 5 .500 07/01/32 729,110
260,000 (a) Nature Conservancy SOFR 3 M + 1.342% 6 .714 02/01/24 260,530
500,000 Nature Conservancy 1 .511 07/01/29 385,297
TOTAL CONSUMER SERVICES 3,399,095
CONSUMER STAPLES DISTRIBUTION & RETAIL - 1 .6%
1,000,000 SYSCO Corp 2 .400 02/15/30 823,576
1,575,000 Walmart, Inc 1 .800 09/22/31 1,239,554
TOTAL CONSUMER STAPLES DISTRIBUTION & RETAIL 2,063,130
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) - 1 .2%
406,000 ERP Operating LP 4 .150 12/01/28 380,843
250,000 (b) HAT Holdings I LLC 6 .000 04/15/25 243,261
250,000 (b) HAT Holdings I LLC 3 .375 06/15/26 222,208

See Notes to Financial Statements
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS)—continued
$ 1,000,000 Host Hotels & Resorts LP 2 .900% 12/15/31 $ 768,560
TOTAL EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) 1,614,872
FINANCIAL SERVICES - 3 .9%
1,000,000 Goldman Sachs Group, Inc 4 .387 06/15/27 962,254
1,000,000 (b) GPS Blue Financing DAC 5 .645 11/09/41 942,500
1,000,000 Mastercard, Inc 1 .900 03/15/31 794,330
1,000,000 National Rural Utilities Cooperative Finance Corp 4 .150 12/15/32 890,097
285,000 (b) Starwood Property Trust, Inc 4 .375 01/15/27 248,592
1,000,000 Toyota Motor Credit Corp 2 .150 02/13/30 824,673
500,000 (b) WLB Asset II C Pte Ltd 3 .900 12/23/25 456,591
TOTAL FINANCIAL SERVICES 5,119,037
FOOD, BEVERAGE & TOBACCO - 1 .9%
650,000 (b) Mars, Inc 4 .650 04/20/31 618,364
250,000 (b) NBM US Holdings, Inc 6 .625 08/06/29 228,038
1,000,000 PepsiCo, Inc 3 .900 07/18/32 911,208
1,000,000 PepsiCo, Inc 2 .875 10/15/49 653,594
TOTAL FOOD, BEVERAGE & TOBACCO 2,411,204
HEALTH CARE EQUIPMENT & SERVICES - 0 .6%
1,000,000 Kaiser Foundation Hospitals 2 .810 06/01/41 671,639
250,000 Stanford Health Care 3 .027 08/15/51 158,218
TOTAL HEALTH CARE EQUIPMENT & SERVICES 829,857
INSURANCE - 2 .0%
1,000,000 Aflac, Inc 1 .125 03/15/26 896,631
1,000,000 (b) Muenchener Rueckversicherungs-Gesellschaft AG. in
Muenchen
5 .875 05/23/42 963,016
1,000,000 (b) USAA Capital Corp 2 .125 05/01/30 803,467
TOTAL INSURANCE 2,663,114
MATERIALS - 3 .2%
750,000 Air Products and Chemicals, Inc 4 .800 03/03/33 719,523
625,000 (b) Cemex SAB de C.V. 9 .125 N/A(c) 650,628
1,000,000 (b) FMG Resources August 2006 Pty Ltd 6 .125 04/15/32 909,375
570,000 (b) LG Chem Ltd 4 .375 07/14/25 554,103
500,000 (b) LG Chem Ltd 3 .625 04/15/29 451,376
1,000,000 Sonoco Products Co 2 .250 02/01/27 887,328
TOTAL MATERIALS 4,172,333
MEDIA & ENTERTAINMENT - 0 .6%
969,510 (b) Sweihan PV Power Co PJSC 3 .625 01/31/49 750,178
TOTAL MEDIA & ENTERTAINMENT 750,178
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 0 .7%
1,000,000 Pfizer, Inc 2 .625 04/01/30 854,047
TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES 854,047
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 1 .4%
1,000,000 (d) Intel Corp 4 .150 08/05/32 909,986
1,000,000 NXP BV 3 .400 05/01/30 855,133
TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT 1,765,119
TECHNOLOGY HARDWARE & EQUIPMENT - 1 .1%
1,600,000 Apple, Inc 3 .000 06/20/27 1,490,474
TOTAL TECHNOLOGY HARDWARE & EQUIPMENT 1,490,474
TELECOMMUNICATION SERVICES - 1 .9%
1,500,000 Verizon Communications, Inc 1 .500 09/18/30 1,137,892
1,000,000 Verizon Communications, Inc 2 .850 09/03/41 646,486

Green Bond Fund September 30, 2023

See Notes to Financial Statements
Portfolio of Investments
(continued)
Portfolio of Investments
(continued)
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
TELECOMMUNICATION SERVICES—continued
$ 1,000,000 Verizon Communications, Inc 3 .875% 03/01/52 $ 704,001
TOTAL TELECOMMUNICATION SERVICES 2,488,379
TRANSPORTATION - 0 .2%
250,000 Norfolk Southern Corp 2 .300 05/15/31 200,405
TOTAL TRANSPORTATION 200,405
UTILITIES - 22 .5%
527,000 Ameren Illinois Co 2 .900 06/15/51 317,850
270,000 (b) Atlantica Sustainable Infrastructure plc 4 .125 06/15/28 232,961
1,000,000 Avangrid, Inc 3 .150 12/01/24 964,050
215,000 (b) Consorcio Transmantaro SA 4 .700 04/16/34 191,571
2,000,000 DTE Electric Co 1 .900 04/01/28 1,729,404
1,000,000 Duke Energy Carolinas LLC 2 .850 03/15/32 816,197
1,000,000 Duke Energy Florida LLC 2 .500 12/01/29 847,639
600,000 Duke Energy Florida LLC 3 .000 12/15/51 365,388
1,000,000 Duke Energy Progress LLC 3 .450 03/15/29 906,730
1,000,000 Duke Energy Progress LLC 4 .000 04/01/52 727,470
250,000 (b) Electricite de France S.A. 3 .625 10/13/25 240,199
250,000 Evergy Kansas Central, Inc 2 .550 07/01/26 231,571
1,000,000 Georgia Power Co 3 .250 04/01/26 942,593
265,200 (b) India Cleantech Energy 4 .700 08/10/26 229,796
625,000 (b) Korea East-West Power Co Ltd 3 .600 05/06/25 603,515
1,000,000 (b) Liberty Utilities Finance GP 2 .050 09/15/30 770,970
1,000,000 MidAmerican Energy Co 3 .100 05/01/27 925,450
500,000 MidAmerican Energy Co 2 .700 08/01/52 283,213
975,000 MidAmerican Energy Co 5 .850 09/15/54 961,226
1,075,000 (b) New York State Electric & Gas Corp 2 .150 10/01/31 801,291
1,000,000 (b) Niagara Mohawk Power Corp 1 .960 06/27/30 778,708
500,000 Northwest Natural Gas Co 3 .078 12/01/51 291,053
529,000 Public Service Co of Colorado 3 .700 06/15/28 487,382
1,000,000 Public Service Co of Colorado 3 .200 03/01/50 627,168
1,000,000 Public Service Co of Oklahoma 2 .200 08/15/31 772,672
1,000,000 Public Service Electric and Gas Co 3 .100 03/15/32 841,166
250,000 Public Service Electric and Gas Co 4 .650 03/15/33 234,993
550,000 San Diego Gas & Electric Co 4 .950 08/15/28 535,426
1,000,000 San Diego Gas & Electric Co 2 .950 08/15/51 605,539
1,000,000 SCE Recovery Funding LLC 2 .943 11/15/42 751,771
960,000 SCE Recovery Funding LLC 3 .240 11/15/46 630,569
250,000 (b) Sociedad de Transmision Austral S.A. 4 .000 01/27/32 211,165
1,000,000 Southern California Edison Co 2 .750 02/01/32 799,604
1,162,000 Southern California Edison Co 3 .650 06/01/51 771,146
1,500,000 Southern Power Co 4 .150 12/01/25 1,449,808
1,000,000 Southwestern Electric Power Co 3 .250 11/01/51 600,587
1,000,000 Southwestern Public Service Co 3 .150 05/01/50 614,619
202,700 (b) Star Energy Geothermal Wayang Windu Ltd 6 .750 04/24/33 194,522
316,851 (b) Topaz Solar Farms LLC 4 .875 09/30/39 284,811
982,741 (b) Topaz Solar Farms LLC 5 .750 09/30/39 908,210
181,512 (b) UEP Penonome II S.A. 6 .500 10/01/38 137,092
1,000,000 Union Electric Co 2 .150 03/15/32 766,268
500,000 Union Electric Co 2 .625 03/15/51 283,747
1,075,000 Union Electric Co 3 .900 04/01/52 786,379
1,050,000 (b) Vistra Corp 7 .000 N/A(c) 958,125
1,000,000 Wisconsin Power and Light Co 3 .950 09/01/32 880,704
TOTAL UTILITIES 29,292,318
TOTAL CORPORATE BONDS 70,699,613
(Cost $79,970,718)

See Notes to Financial Statements
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
GOVERNMENT BONDS - 23 .6%
AGENCY SECURITIES - 1 .7%
$ 187,367 Overseas Private Investment Corp (OPIC) 1 .790% 10/15/29 $ 166,873
187,367 OPIC 2 .360 10/15/29 169,900
1,506,659 OPIC 3 .430 06/01/33 1,364,959
250,000 United States International Development Finance Corp 1 .650 04/15/28 217,749
187,367 United States International Development Finance Corp 1 .050 10/15/29 162,942
231,026 United States International Development Finance Corp 1 .630 07/15/38 175,582
TOTAL AGENCY SECURITIES 2,258,005
FOREIGN GOVERNMENT BONDS - 11 .6%
300,000 (b) Arab Petroleum Investments Corp 1 .483 10/06/26 267,261
579,000 Asian Development Bank 1 .750 08/14/26 530,356
750,000 Asian Development Bank 3 .125 09/26/28 695,991
1,000,000 Asian Infrastructure Investment Bank 4 .875 09/14/26 997,735
1,000,000 BB Blue Financing DAC 4 .395 09/20/37 950,850
250,000 (b) CDP Financial, Inc 1 .000 05/26/26 224,058
250,000 European Bank for Reconstruction & Development 1 .625 09/27/24 240,331
1,000,000 (b) European Investment Bank 2 .876 06/13/25 961,428
1,250,000 European Investment Bank 0 .625 10/21/27 1,063,320
830,000 European Investment Bank 3 .250 11/15/27 784,927
250,000 European Investment Bank 1 .625 10/09/29 210,976
1,000,000 European Investment Bank 3 .750 02/14/33 927,789
1,000,000 Hydro-Quebec 8 .050 07/07/24 1,014,685
1,000,000 Inter-American Investment Corp 2 .625 04/22/25 957,263
500,000 International Bank for Reconstruction & Development 2 .125 03/03/25 477,800
500,000 International Bank for Reconstruction & Development 3 .125 11/20/25 479,755
1,000,000 International Bank for Reconstruction & Development 0 .000 03/31/27 889,820
500,000 International Bank for Reconstruction & Development 0 .000 03/31/28 480,631
500,000 Kreditanstalt fuer Wiederaufbau 1 .000 10/01/26 446,574
1,000,000 Kreditanstalt fuer Wiederaufbau 0 .750 09/30/30 766,334
1,000,000 (b) OMERS Finance Trust 4 .000 04/19/52 727,178
1,000,000 (b) OPEC Fund for International Development 4 .500 01/26/26 976,634
TOTAL FOREIGN GOVERNMENT BONDS 15,071,696
MORTGAGE BACKED - 0 .3%
250,000 (a) Federal National Mortgage Association (FNMA) 1 .517 11/25/30 194,442
250,000 (a) FNMA 1 .287 01/25/31 191,199
TOTAL MORTGAGE BACKED 385,641
MUNICIPAL BONDS - 10 .0%
800,000 California Community Choice Financing Authority 5 .950 08/01/29 798,750
180,000 (b) California Municipal Finance Authority 6 .375 11/15/48 145,228
500,000 City & County of San Francisco CA Community Facilities
District No 2014
6 .332 09/01/51 494,598
300,000 City of Cleveland OH Income Tax Revenue 3 .072 10/01/41 208,328
142,958 City of Fort Wayne IN 10 .750 12/01/29 14
600,000 City of Los Angeles Department of Airports Customer
Facility Charge Revenue
4 .242 05/15/48 483,253
250,000 (b) County of Gallatin MT 11 .500 09/01/27 261,505
500,000 District of Columbia 3 .850 02/28/25 485,007
1,000,000 (b) Florida Development Finance Corp 7 .250 07/01/57 1,040,000
1,000,000 Florida Development Finance Corp 7 .500 07/01/57 981,682
1,000,000 (b) Florida Development Finance Corp 8 .000 07/01/57 990,016
250,000 Grant County Public Utility District No 2 3 .210 01/01/40 186,674
235,000 Great Lakes Water Authority Sewage Disposal System
Revenue
3 .056 07/01/39 175,153
100,000 Klickitat County Public Utilities 3 .688 12/01/38 78,975
315,000 Massachusetts Clean Energy Cooperative Corp 2 .485 07/01/32 251,338
500,000 Metropolitan Transportation Authority 5 .175 11/15/49 431,419
170,000 Morris County Improvement Authority 1 .298 06/15/27 148,565
210,000 Mount Shasta Public Financing Authority 3 .000 08/01/35 181,070

Green Bond Fund September 30, 2023

See Notes to Financial Statements
Portfolio of Investments
(continued)
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
MUNICIPAL BONDS—continued
$ 220,000 Mount Shasta Public Financing Authority 2 .625% 08/01/36 $ 172,524
120,000 Mount Shasta Public Financing Authority 2 .625 08/01/37 91,537
160,000 Mount Shasta Public Financing Authority 2 .750 08/01/38 121,539
165,000 Mount Shasta Public Financing Authority 2 .750 08/01/39 123,154
850,000 (b) New Hampshire Business Finance Authority 5 .490 07/01/33 850,000
1,840,000 New York State Energy Research & Development
Authority
4 .521 04/01/26 1,776,950
230,000 New York State Energy Research & Development
Authority
3 .927 04/01/27 215,991
500,000 (b) Ohio Air Quality Development Authority 4 .500 01/15/48 449,462
240,000 (b),(e) Pennsylvania Economic Development Financing
Authority
10 .000 12/01/29 24
1,000,000 Philadelphia Energy Authority 5 .048 11/01/27 986,132
990,831 State of Hawaii Department of Business Economic
Development & Tourism
3 .242 01/01/31 934,113
TOTAL MUNICIPAL BONDS 13,063,001
TOTAL GOVERNMENT BONDS 30,778,343
(Cost $33,624,991)
STRUCTURED ASSETS - 19 .8%
ASSET BACKED - 11 .7%
250,000 (a),(b) BFLD Trust SOFR 1 M + 2.214% 7 .547 10/15/35 138,608
Series - 2020 EYP (Class C)
76,404 (b) GoodLeap Sustainable Home Solutions Trust 2 .100 05/20/48 56,891
Series - 2021 3CS (Class A)
269,925 (b) GoodLeap Sustainable Home Solutions Trust 1 .930 07/20/48 198,045
Series - 2021 4GS (Class A)
252,774 (b) GoodLeap Sustainable Home Solutions Trust 2 .560 10/20/48 178,952
Series - 2021 5CS (Class B)
427,543 (b) GoodLeap Sustainable Home Solutions Trust 2 .700 01/20/49 333,027
Series - 2022 1GS (Class A)
919,406 (b) GoodLeap Sustainable Home Solutions Trust 4 .950 07/20/49 820,236
Series - 2022 3CS (Class A)
500,000 (b) GoodLeap Sustainable Home Solutions Trust 5 .550 11/20/54 426,565
Series - 2022 4CS (Class B)
1,048,476 (b) GoodLeap Sustainable Home Solutions Trust 5 .520 02/22/55 971,118
Series - 2023 1GS (Class A)
246,321 (b) Helios Issuer, LLC 5 .300 08/22/50 234,462
Series - 2023 B (Class A)
96,789 (b) HERO Funding Trust 4 .050 09/20/41 86,708
Series - 2016 1A (Class A)
148,088 (b) HERO Funding Trust 3 .910 09/20/42 130,620
Series - 2016 3A (Class A2)
88,904 (b) HERO Funding Trust 4 .290 09/20/47 79,021
Series - 2016 4A (Class A2)
42,852 (b) HERO Funding Trust 4 .460 09/20/47 37,749
Series - 2017 1A (Class A2)
98,356 (b) HERO Funding Trust 3 .190 09/20/48 82,316
Series - 2017 3A (Class A1)
198,188 (b) HERO Funding Trust 3 .950 09/20/48 170,806
Series - 2017 3A (Class A2)
111,740 (b) HERO Funding Trust 2 .720 09/20/57 88,372
Series - 2020 1A (Class A)
900,000 (b) Hertz Vehicle Financing III LLC 7 .130 09/25/29 886,178
Series - 2023 2A (Class C)
159,927 (b) Loanpal Solar Loan Ltd 2 .290 01/20/48 120,074
Series - 2021 1GS (Class A)
199,552 (b),(e) Mosaic Solar Loan Trust 0 .000 04/20/46 140,924
Series - 2020 1A (Class R)
379,205 (b) Mosaic Solar Loan Trust 2 .100 04/20/46 319,631
Series - 2020 1A (Class A)

See Notes to Financial Statements
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
ASSET BACKED—continued
$ 129,363 (b) Mosaic Solar Loan Trust 1 .440% 08/20/46 $ 104,265
Series - 2020 2A (Class A)
721,336 (b) Mosaic Solar Loan Trust 2 .050 12/20/46 544,919
Series - 2021 1A (Class B)
271,199 (b) Mosaic Solar Loan Trust 2 .250 12/20/46 238,165
Series - 2021 1A (Class C)
487,519 (b) Mosaic Solar Loan Trust 1 .440 06/20/52 375,598
Series - 2021 3A (Class A)
1,000,000 (b) Mosaic Solar Loan Trust 1 .770 06/20/52 796,405
Series - 2021 3A (Class C)
859,045 (b) Mosaic Solar Loan Trust 6 .100 06/20/53 844,465
Series - 2022 3A (Class A)
500,000 (b) Mosaic Solar Loan Trust 8 .180 09/22/53 443,842
Series - 2023 2A (Class C)
164,303 (b) Renew 2 .060 11/20/56 124,454
Series - 2021 1 (Class A)
1,071,792 (b) Sunnova Helios VIII Issuer LLC 2 .790 02/22/49 912,892
Series - 2022 A (Class A)
221,792 (b) Sunrun Athena Issuer LLC 5 .310 04/30/49 202,497
Series - 2018 1 (Class A)
446,253 (b) Sunrun Atlas Issuer LLC 3 .610 02/01/55 387,638
Series - 2019 2 (Class A)
346,816 (b) Sunrun Callisto Issuer LLC 3 .980 06/30/54 303,234
Series - 2019 1A (Class A)
467,093 (b) Sunrun Jupiter Issuer LLC 4 .750 07/30/57 406,007
Series - 2022 1A (Class A)
222,388 (b) Sunrun Vulcan Issuer LLC 2 .460 01/30/52 180,535
Series - 2021 1A (Class A)
500,000 (b) Tesla Auto Lease Trust 1 .020 03/20/25 496,335
Series - 2021 A (Class B)
500,000 (b) Tesla Auto Lease Trust 5 .860 08/20/25 499,248
Series - 2023 A (Class A2)
300,000 (b) Tesla Auto Lease Trust 0 .600 09/22/25 292,505
Series - 2021 B (Class A3)
1,000,000 (b) Tesla Auto Lease Trust 1 .320 09/22/25 955,949
Series - 2021 B (Class D)
500,000 (b) Tesla Auto Lease Trust 5 .890 06/22/26 498,113
Series - 2023 A (Class A3)
433,343 (b) Vivint Colar Financing V LLC 7 .370 04/30/48 392,408
Series - 2018 1A (Class B)
870,507 (b) Vivint Solar Financing VII LLC 2 .210 07/31/51 681,579
Series - 2020 1A (Class A)
TOTAL ASSET BACKED 15,181,356
OTHER MORTGAGE BACKED - 8 .1%
250,000 (a),(b) Alen Mortgage Trust CME Term SOFR 1 Month +
1.764%
7 .097 04/15/34 204,742
Series - 2021 ACEN (Class B)
100,000 (b) BBCMS Trust 4 .498 08/10/35 85,189
Series - 2015 SRCH (Class B)
250,000 (a),(b) CityLine Commercial Mortgage Trust 2 .871 11/10/31 231,125
Series - 2016 CLNE (Class A)
500,000 (b) COMM Mortgage Trust 3 .178 02/10/35 470,500
Series - 2015 3BP (Class A)
100,000 (b) COMM Mortgage Trust 3 .376 01/10/39 79,316
Series - 2022 HC (Class C)
500,000 (b) CPT Mortgage Trust 2 .865 11/13/39 398,899
Series - 2019 CPT (Class A)
500,000 (a),(b) DBUBS Mortgage Trust 3 .648 10/10/34 407,362
Series - 2017 BRBK (Class D)
1,000,000 (b) Frontier Issuer LLC 11 .500 08/20/53 964,010
Series - 2023 1 (Class C)

Green Bond Fund September 30, 2023

See Notes to Financial Statements
Portfolio of Investments
(continued)
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
OTHER MORTGAGE BACKED—continued
$ 210,000 (a),(b) GCT Commercial Mortgage Trust SOFR 1 M + 0.914% 6 .247% 02/15/38 $ 165,875
Series - 2021 GCT (Class A)
1,102,000 (a),(b) GS Mortgage Securities Corp II 5 .067 03/10/33 993,133
Series - 2018 GS10 (Class WLSA)
345,000 (a),(b) Hudson Yards Mortgage Trust 3 .558 07/10/39 255,844
Series - 2019 30HY (Class E)
1,255,000 (a),(b) J.P. Morgan Chase Commercial Mortgage Securities
Trust
CME Term SOFR 1 Month +
1.484%
6 .817 10/15/33 1,175,680
Series - 2020 609M (Class A)
1,000,000 (a),(b) J.P. Morgan Chase Commercial Mortgage Securities
Trust
SOFR 1 M + 1.884% 7 .217 10/15/33 897,546
Series - 2020 609M (Class B)
250,000 (a),(b) MFT Trust 3 .392 08/10/40 153,090
Series - 2020 B6 (Class B)
297,597 (a),(b) Natixis Commercial Mortgage Securities Trust SOFR 1 M + 1.579% 5 .915 07/15/36 272,265
Series - 2019 MILE (Class A)
500,000 (a),(b) Natixis Commercial Mortgage Securities Trust SOFR 1 M + 2.829% 8 .162 07/15/36 383,230
Series - 2019 MILE (Class D)
250,000 (a),(b) Natixis Commercial Mortgage Securities Trust SOFR 1 M + 4.329% 9 .662 07/15/36 166,399
Series - 2019 MILE (Class F)
11,470,000 (a),(b) NYC Commercial Mortgage Trust 0 .333 04/10/43 174,330
Series - 2021 909 (Class X)
500,000 (b) One Bryant Park Trust 2 .516 09/15/54 398,273
Series - 2019 OBP (Class A)
1,000,000 (b) One Market Plaza Trust 3 .614 02/10/32 924,532
Series - 2017 1MKT (Class A)
500,000 (b) One Market Plaza Trust 4 .016 02/10/32 429,938
Series - 2017 1MKT (Class C)
1,000,000 (b) One Market Plaza Trust 4 .146 02/10/32 821,875
Series - 2017 1MKT (Class D)
400,000 (a),(b) STWD Mortgage Trust CME Term SOFR 1 Month +
2.419%
7 .752 11/15/36 382,951
Series - 2021 LIH (Class D)
100,000 (a),(b) VNDO Trust 4 .033 01/10/35 87,001
Series - 2016 350P (Class D)
TOTAL OTHER MORTGAGE BACKED 10,523,105
TOTAL STRUCTURED ASSETS 25,704,461
(Cost $28,974,368)
SHARES
REFERENCERATE & SPREAD
PREFERRED STOCKS - 0.6%
REAL ESTATE MANAGEMENT & DEVELOPMENT - 0 .1%
10,000 Brookfield Property Partners LP 135,000
TOTAL REAL ESTATE MANAGEMENT & DEVELOPMENT 135,000
UTILITIES - 0 .5%
20,000 Brookfield Infrastructure Partners LP 348,800
16,000 Brookfield Renewable Partners LP 291,200
TOTAL UTILITIES 640,000
TOTAL PREFERRED STOCKS 775,000
(Cost $1,150,000)
TOTAL LONG-TERM INVESTMENTS 129,839,460
(Cost $145,616,198)

See Notes to Financial Statements
SHARES DESCRIPTION RATE
EXP
VALUE
INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING - 0.7%
929,985 (f) State Street Navigator Securities Lending Government
Money Market Portfolio
5 .360% $ 929,985
TOTAL INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING 929,985
(Cost $929,985)
TOTAL INVESTMENTS - 100.5% 130,769,445
(Cost $146,546,183)
OTHER ASSETS & LIABILITIES, NET - (0.5)% (593,416)
NET ASSETS - 100.0% $ 130,176,029
CME Chicago Mercantile Exchange
M Month
REIT Real Estate Investment Trust
SOFR Secure Overnight Financing Rate
(a) Floating or variable rate security includes the reference rate and spread, unless the variable rate is based on the underlying asset of the security. Coupon rate reflects the rate at period end.
(b) Security is exempt from registration under Rule 144(A) of the Securities Act of 1933, as amended. These securities are deemed liquid and may be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
(c)
Perpetual security
(d)
All or a portion of these securities are out on loan. The aggregate value of securities on loan is $900,886.
(e)
For fair value measurement disclosure purposes, investment classified as Level 3.
(f)
Investments made with cash collateral received from securities on loan.

High-Yield Fund September 30, 2023
Portfolio of Investments

See Notes to Financial Statements
(Unaudited)
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
LONG-TERM INVESTMENTS - 98.2%
BANK LOAN OBLIGATIONS - 6.7%
CAPITAL GOODS - 1 .2%
$ 8,348,624 (a) Emerson Climate Technologies, Inc SOFR 12 M + 3.000% 8 .331% 05/31/30 $ 8,348,666
9,950,000 (a) TransDigm, Inc SOFR 4 M + 3.250% 8 .492 08/24/28 9,966,318
6,080,000 (a) Windsor Holdings III LLC CME Term SOFR 3 Month +
4.500%
9 .818 08/01/30 6,072,400
TOTAL CAPITAL GOODS 24,387,384
CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL - 0 .9%
6,957,519 (a) Hanesbrands, Inc SOFR 12 M + 3.750% 9 .081 03/08/30 6,835,762
10,485,976 (a) Jo-Ann Stores LLC SOFR 4 M + 4.750% 10 .362 07/07/28 3,512,802
9,455,313 (a) Staples, Inc LIBOR 4 M + 5.000% 10 .634 04/16/26 8,133,933
TOTAL CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL 18,482,497
FINANCIAL SERVICES - 0 .4%
7,389,711 (a) Advisor Group Holdings, Inc LIBOR 1 M + 4.500% 9 .933 07/31/26 7,398,948
TOTAL FINANCIAL SERVICES 7,398,948
FOOD, BEVERAGE & TOBACCO - 0 .5%
9,367,630 (a) Triton Water Holdings, Inc SOFR 4 M + 3.250% 8 .754 03/31/28 9,149,036
TOTAL FOOD, BEVERAGE & TOBACCO 9,149,036
HEALTH CARE EQUIPMENT & SERVICES - 0 .8%
6,184,224 (a) MPH Acquisition Holdings LLC SOFR 4 M + 4.250% 9 .916 09/01/28 5,844,091
10,460,318 (a) Verscend Holding Corp SOFR 12 M + 4.000% 9 .446 08/27/25 10,476,218
TOTAL HEALTH CARE EQUIPMENT & SERVICES 16,320,309
INSURANCE - 0 .4%
3,241,672 (a) AmWINS Group, Inc CME Term SOFR 1 Month +
2.250%
7 .681 02/19/28 3,226,209
4,974,227 (a) NFP Corp SOFR 12 M + 3.250% 8 .696 02/15/27 4,920,480
TOTAL INSURANCE 8,146,689
MEDIA & ENTERTAINMENT - 0 .5%
5,286,220 (a) Abe Investment Holdings SOFR 4 M + 4.500% 9 .842 02/19/26 5,307,365
4,739,884 (a) DIRECTV Financing LLC SOFR 12 M + 5.000% 10 .446 08/02/27 4,643,119
TOTAL MEDIA & ENTERTAINMENT 9,950,484
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 0 .0%
163,525 (a) Bright Bidco BV SOFR 4 M + 9.000% 14 .366 10/31/27 66,226
TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT 66,226
SOFTWARE & SERVICES - 1 .1%
15,234,875 (a) Open Text Corp SOFR 12 M + 2.750% 8 .181 01/31/30 15,254,833
7,286,595 (a) Rocket Software, Inc SOFR 12 M + 4.250% 9 .696 11/28/25 7,286,632
TOTAL SOFTWARE & SERVICES 22,541,465
TELECOMMUNICATION SERVICES - 0 .5%
9,923,664 (a) Frontier Communications Corp SOFR 12 M + 3.750% 9 .196 10/08/27 9,672,943
TOTAL TELECOMMUNICATION SERVICES 9,672,943
TRANSPORTATION - 0 .4%
7,426,883 (a) Air Canada SOFR 4 M + 3.500% 9 .128 08/11/28 7,442,368
TOTAL TRANSPORTATION 7,442,368
TOTAL BANK LOAN OBLIGATIONS 133,558,349
(Cost $141,439,916)

See Notes to Financial Statements
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
TRANSPORTATION—continued
CORPORATE BONDS - 90 .0%
AUTOMOBILES & COMPONENTS - 6 .5%
$ 6,860,000 (b) Clarios Global LP 6 .750% 05/15/28 $ 6,697,075
4,195,000 Dana, Inc 5 .375 11/15/27 3,880,974
15,040,000 Dana, Inc 4 .500 02/15/32 11,642,068
5,825,000 Ford Motor Co 9 .625 04/22/30 6,654,754
5,000,000 Ford Motor Co 3 .250 02/12/32 3,853,317
5,000,000 Ford Motor Credit Co LLC 2 .300 02/10/25 4,689,836
10,000,000 Ford Motor Credit Co LLC 3 .375 11/13/25 9,278,160
13,330,000 Ford Motor Credit Co LLC 4 .950 05/28/27 12,512,249
6,845,000 (c) Ford Motor Credit Co LLC 6 .800 05/12/28 6,837,082
15,000,000 Ford Motor Credit Co LLC 5 .113 05/03/29 13,729,940
2,260,000 Ford Motor Credit Co LLC 7 .350 03/06/30 2,288,652
10,075,000 (b),(c) Gates Global LLC 6 .250 01/15/26 9,817,961
6,815,000 (c) Goodyear Tire & Rubber Co 5 .000 07/15/29 5,869,903
10,000,000 (c) Goodyear Tire & Rubber Co 5 .250 04/30/31 8,425,443
4,650,000 (c) Goodyear Tire & Rubber Co 5 .250 07/15/31 3,847,410
5,000,000 (c) Goodyear Tire & Rubber Co 5 .625 04/30/33 4,092,058
1,100,000 (b),(d) IHO Verwaltungs GmbH 4 .750 09/15/26 1,007,492
16,050,000 (b),(d) IHO Verwaltungs GmbH 6 .375 05/15/29 14,479,723
TOTAL AUTOMOBILES & COMPONENTS 129,604,097
CAPITAL GOODS - 2 .7%
7,135,000 (b) Chart Industries, Inc 7 .500 01/01/30 7,174,100
5,290,000 (b) Chart Industries, Inc 9 .500 01/01/31 5,622,244
4,000,000 TransDigm, Inc 7 .500 03/15/27 4,007,272
11,790,000 (b) TransDigm, Inc 6 .875 12/15/30 11,560,616
7,430,000 (b) Trinity Industries, Inc 7 .750 07/15/28 7,476,438
10,060,000 (b) WESCO Distribution, Inc 7 .250 06/15/28 10,108,808
7,320,000 (b) Windsor Holdings III LLC 8 .500 06/15/30 7,221,140
TOTAL CAPITAL GOODS 53,170,618
COMMERCIAL  & PROFESSIONAL SERVICES - 0 .3%
5,000,000 (b),(e) GTCR W-2 MERGER SUB LLC 7 .500 01/15/31 5,007,000
TOTAL COMMERCIAL  & PROFESSIONAL SERVICES 5,007,000
COMMERCIAL & PROFESSIONAL SERVICES - 6 .1%
5,245,000 (b) ADT Corp 4 .875 07/15/32 4,379,575
13,425,000 (b) ADT Security Corp 4 .125 08/01/29 11,350,972
13,945,000 (b) Albion Financing 1 SARL 6 .125 10/15/26 13,170,913
15,200,000 (b) Albion Financing 2 SARL 8 .750 04/15/27 14,098,000
11,390,000 (b) Allied Universal Holdco LLC 6 .625 07/15/26 10,792,478
5,000,000 (b) Allied Universal Holdco LLC 4 .625 06/01/28 4,166,800
10,785,000 (b) ASGN, Inc 4 .625 05/15/28 9,621,675
21,600,000 (b) Garda World Security Corp 4 .625 02/15/27 19,765,300
7,690,000 (b) Iron Mountain, Inc 7 .000 02/15/29 7,521,076
5,075,000 (b) Prime Security Services Borrower LLC 5 .750 04/15/26 4,923,604
5,325,000 (b) Prime Security Services Borrower LLC 3 .375 08/31/27 4,665,219
18,570,000 (b) Prime Security Services Borrower LLC 6 .250 01/15/28 17,198,949
TOTAL COMMERCIAL & PROFESSIONAL SERVICES 121,654,561
CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL - 6 .9%
10,700,000 (b) Academy Ltd 6 .000 11/15/27 10,113,640
10,000,000 (b) Asbury Automotive Group, Inc 4 .625 11/15/29 8,588,802
10,240,000 (b) Asbury Automotive Group, Inc 5 .000 02/15/32 8,484,236
10,285,000 (b) Ferrellgas LP 5 .375 04/01/26 9,640,077
22,698,000 (b) Ferrellgas LP 5 .875 04/01/29 20,412,852

High-Yield Fund September 30, 2023

See Notes to Financial Statements
Portfolio of Investments
(continued)
Portfolio of Investments
(continued)
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL—continued
$ 9,175,000 (b) Group 1 Automotive, Inc 4 .000% 08/15/28 $ 7,964,830
3,853,000 (b),(c) Hanesbrands, Inc 4 .875 05/15/26 3,532,278
15,000,000 Kohl's Corp 4 .625 05/01/31 10,080,600
4,650,000 L Brands, Inc 5 .250 02/01/28 4,303,362
7,440,000 (b) L Brands, Inc 6 .625 10/01/30 6,975,072
11,335,000 (b) LCM Investments Holdings II LLC 4 .875 05/01/29 9,637,084
2,445,000 (b),(c) Macy's Retail Holdings LLC 5 .875 04/01/29 2,140,817
9,555,000 (b),(c) Macy's Retail Holdings LLC 6 .125 03/15/32 7,885,646
17,587,000 (b) Magic Mergeco, Inc 5 .250 05/01/28 14,036,185
4,775,000 (b) Magic Mergeco, Inc 7 .875 05/01/29 3,117,344
13,300,000 (b) Staples, Inc 7 .500 04/15/26 10,937,165
TOTAL CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL 137,849,990
CONSUMER DURABLES & APPAREL - 1 .1%
11,450,000 (b),(c) Hanesbrands, Inc 9 .000 02/15/31 10,913,517
5,200,000 Newell Rubbermaid, Inc 5 .750 04/01/46 3,853,299
8,880,000 (b),(c) Wolverine World Wide, Inc 4 .000 08/15/29 6,582,300
TOTAL CONSUMER DURABLES & APPAREL 21,349,116
CONSUMER SERVICES - 3 .5%
11,845,000 (b) Carnival Corp 4 .000 08/01/28 10,270,521
20,995,000 (b) CDI Escrow Issuer, Inc 5 .750 04/01/30 18,967,269
11,140,000 (b) Fertitta Entertainment LLC 4 .625 01/15/29 9,441,150
11,300,000 (b) Life Time, Inc 5 .750 01/15/26 10,949,522
1,750,000 (b) LIGHT & WONDER INTER 7 .500 09/01/31 1,729,615
10,260,000 (b) NCL Corp Ltd 5 .875 03/15/26 9,472,474
4,630,000 (b) NCL Corp Ltd 8 .375 02/01/28 4,696,519
3,925,000 (b) Royal Caribbean Cruises Ltd 7 .250 01/15/30 3,890,037
TOTAL CONSUMER SERVICES 69,417,107
CONSUMER STAPLES DISTRIBUTION & RETAIL - 1 .1%
8,455,000 (b) Albertsons Cos LLC 5 .875 02/15/28 8,137,757
8,020,000 (b) Albertsons Cos, Inc 6 .500 02/15/28 7,926,782
2,940,000 (b) US Foods, Inc 6 .875 09/15/28 2,933,826
3,570,000 (b) US Foods, Inc 7 .250 01/15/32 3,566,394
TOTAL CONSUMER STAPLES DISTRIBUTION & RETAIL 22,564,759
ENERGY - 12 .1%
9,000,000 (b) Antero Midstream Partners LP 5 .750 03/01/27 8,590,082
7,190,000 (b) Archrock Partners LP 6 .875 04/01/27 6,955,189
2,000,000 (b) Archrock Partners LP 6 .250 04/01/28 1,862,049
5,000,000 (b) Callon Petroleum Co 8 .000 08/01/28 5,007,140
7,190,000 (b) Civitas Resources, Inc 8 .375 07/01/28 7,315,825
10,370,000 (b) Civitas Resources, Inc 8 .750 07/01/31 10,592,634
515,902 (d) Cloud Peak Energy, Inc 12 .000 05/01/25 469,383
12,110,000 (b) Crestwood Midstream Partners LP 6 .000 02/01/29 11,689,783
1,630,000 (b) Energean Israel Finance Ltd 4 .875 03/30/26 1,514,188
5,800,000 (b) Energean Israel Finance Ltd 5 .375 03/30/28 5,201,730
7,969,000 (b) Energean Israel Finance Ltd 5 .875 03/30/31 6,913,107
10,000,000 Energy Transfer LP 6 .500 N/A(f) 9,188,502
10,040,000 (b) EnLink Midstream LLC 6 .500 09/01/30 9,739,119
1,365,000 (b) EQM Midstream Partners LP 7 .500 06/01/27 1,367,719
7,200,000 (b) EQM Midstream Partners LP 6 .500 07/01/27 7,030,633
5,255,000 (b) EQM Midstream Partners LP 4 .750 01/15/31 4,523,183
19,700,000 EQT Midstream Partners LP 6 .500 07/15/48 17,324,320
4,400,000 Genesis Energy LP 6 .500 10/01/25 4,324,381
15,000,000 Genesis Energy LP 6 .250 05/15/26 14,378,925
2,500,000 Genesis Energy LP 8 .000 01/15/27 2,409,849
6,485,000 Genesis Energy LP 8 .875 04/15/30 6,331,881
6,340,000 (b) Hilcorp Energy I LP 5 .750 02/01/29 5,724,980
6,185,000 (b) Hilcorp Energy I LP 6 .000 04/15/30 5,576,727

See Notes to Financial Statements
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
ENERGY—continued
$ 6,166,000 (b) Hilcorp Energy I LP 6 .000% 02/01/31 $ 5,424,870
8,685,000 (b) Hilcorp Energy I LP 6 .250 04/15/32 7,722,267
6,685,000 (b) Matador Resources Co 6 .875 04/15/28 6,563,618
6,658,000 (b) Parkland Corp 4 .500 10/01/29 5,701,412
9,440,000 (b) Parkland Corp 4 .625 05/01/30 8,047,406
4,925,000 (b) PBF Holding Co LLC 7 .875 09/15/30 4,905,177
1,975,000 (b) Permian Resources Operating LLC 7 .000 01/15/32 1,947,770
5,900,000 SM Energy Co 6 .750 09/15/26 5,791,558
7,500,000 (c) SM Energy Co 6 .625 01/15/27 7,350,000
1,230,000 (b),(e) TRANSOCEAN AQUILA Ltd 8 .000 09/30/28 1,230,000
4,475,000 (b) Transocean Titan Financing Ltd 8 .375 02/01/28 4,553,313
3,253,750 (b) Transocean, Inc 8 .750 02/15/30 3,326,959
18,000,000 USA Compression Partners LP 6 .875 04/01/26 17,631,776
2,720,000 USA Compression Partners LP 6 .875 09/01/27 2,636,912
4,535,000 (b) Venture Global LNG, Inc 8 .125 06/01/28 4,490,298
TOTAL ENERGY 241,354,665
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) - 0 .8%
6,015,000 (b) HAT Holdings I LLC 3 .375 06/15/26 5,346,333
10,100,000 (b) Uniti Group LP 10 .500 02/15/28 9,892,472
TOTAL EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) 15,238,805
FINANCIAL SERVICES - 5 .3%
10,625,000 Ally Financial, Inc 6 .700 02/14/33 9,223,460
9,447,000 (b) Compass Group Diversified Holdings LLC 5 .250 04/15/29 8,259,402
10,000,000 (b) Compass Group Diversified Holdings LLC 5 .000 01/15/32 8,151,276
2,250,000 Icahn Enterprises LP 6 .250 05/15/26 2,090,346
9,930,000 Icahn Enterprises LP 5 .250 05/15/27 8,728,271
15,375,000 Icahn Enterprises LP 4 .375 02/01/29 12,294,763
5,000,000 Navient Corp 6 .750 06/25/25 4,925,550
4,000,000 Navient Corp 5 .000 03/15/27 3,595,440
10,000,000 Navient Corp 4 .875 03/15/28 8,475,000
5,450,000 Navient Corp 5 .500 03/15/29 4,578,054
11,735,000 OneMain Finance Corp 3 .500 01/15/27 10,048,094
10,000,000 OneMain Finance Corp 4 .000 09/15/30 7,503,550
5,120,000 (b) Rocket Mortgage LLC 2 .875 10/15/26 4,509,133
5,000,000 (b) Rocket Mortgage LLC 3 .875 03/01/31 3,986,850
5,000,000 (b) Rocket Mortgage LLC 4 .000 10/15/33 3,775,915
5,000,000 Springleaf Finance Corp 5 .375 11/15/29 4,187,500
TOTAL FINANCIAL SERVICES 104,332,604
FOOD, BEVERAGE & TOBACCO - 1 .4%
4,700,000 (b) B&G Foods, Inc 8 .000 09/15/28 4,706,412
5,615,000 (b) Darling Ingredients, Inc 6 .000 06/15/30 5,315,904
19,950,000 (b) Primo Water Holdings, Inc 4 .375 04/30/29 17,057,250
TOTAL FOOD, BEVERAGE & TOBACCO 27,079,566
HEALTH CARE EQUIPMENT & SERVICES - 4 .4%
2,275,000 (b) CHS/Community Health Systems, Inc 5 .625 03/15/27 1,951,301
3,850,000 (b),(c) CHS/Community Health Systems, Inc 8 .000 12/15/27 3,590,125
12,025,000 (b) DaVita, Inc 4 .625 06/01/30 9,873,984
6,540,000 (b) DaVita, Inc 3 .750 02/15/31 4,968,826
5,000,000 (b) Embecta Corp 5 .000 02/15/30 3,900,000
6,605,000 (b) Embecta Corp 6 .750 02/15/30 5,399,587
15,000,000 (b) Global Medical Response, Inc 6 .500 10/01/25 10,162,500
9,690,000 (b),(e) Life Point Health, Inc 11 .000 10/15/30 9,690,000
14,580,000 (b) MPH Acquisition Holdings LLC 5 .500 09/01/28 12,382,023
10,230,000 (c) MPT Operating Partnership LP 5 .000 10/15/27 7,927,460
8,720,000 (c) Tenet Healthcare Corp 6 .125 10/01/28 8,185,900

High-Yield Fund September 30, 2023

See Notes to Financial Statements
Portfolio of Investments
(continued)
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
HEALTH CARE EQUIPMENT & SERVICES—continued
$ 10,000,000 (b) Tenet Healthcare Corp 6 .750% 05/15/31 $ 9,644,703
TOTAL HEALTH CARE EQUIPMENT & SERVICES 87,676,409
HOUSEHOLD & PERSONAL PRODUCTS - 0 .8%
5,840,000 (b) Coty, Inc 6 .625 07/15/30 5,701,826
12,311,000 (b) Kronos Acquisition Holdings, Inc 7 .000 12/31/27 10,618,237
TOTAL HOUSEHOLD & PERSONAL PRODUCTS 16,320,063
INSURANCE - 3 .8%
5,000,000 (b) Acrisure LLC 7 .000 11/15/25 4,856,499
18,513,000 (b) Acrisure LLC 4 .250 02/15/29 15,556,593
11,725,000 (b) Alliant Holdings Intermediate LLC 4 .250 10/15/27 10,497,862
8,975,000 (b) Alliant Holdings Intermediate LLC 6 .750 04/15/28 8,661,362
4,970,000 (b) AmWINS Group, Inc 4 .875 06/30/29 4,354,858
2,500,000 (b) CHS 8 .000 03/15/26 2,382,677
11,455,000 (b) CHS 5 .250 05/15/30 8,707,822
8,270,000 (b) HUB International Ltd 7 .250 06/15/30 8,254,866
5,995,000 (b) NFP Corp 7 .500 10/01/30 5,757,162
5,990,000 (b) NFP Corp 8 .500 10/01/31 5,999,090
TOTAL INSURANCE 75,028,791
MATERIALS - 7 .0%
2,500,000 (b) Ardagh Metal Packaging Finance USA LLC 3 .250 09/01/28 2,084,480
5,025,000 (b) Ardagh Metal Packaging Finance USA LLC 4 .000 09/01/29 3,932,420
7,225,000 (b) Arsenal AIC Parent LLC 8 .000 10/01/30 7,189,019
6,110,000 (b) Avient Corp 7 .125 08/01/30 6,002,393
10,250,000 Celanese US Holdings LLC 6 .330 07/15/29 10,047,165
5,200,000 (b) Constellium SE 3 .750 04/15/29 4,357,166
10,000,000 (b) EverArc Escrow Sarl 5 .000 10/30/29 8,014,300
10,000,000 (b) FMG Resources August 2006 Pty Ltd 5 .875 04/15/30 9,142,126
6,760,000 (b),(c) GrafTech Global Enterprises, Inc 9 .875 12/15/28 6,405,100
6,000,000 (b) LABL, Inc 6 .750 07/15/26 5,814,883
5,140,000 (b) Mauser Packaging Solutions Holding Co 7 .875 08/15/26 4,958,743
15,785,000 (b) Mineral Resources Ltd 8 .000 11/01/27 15,489,031
8,485,000 (b) Olympus Water US Holding Corp 4 .250 10/01/28 6,917,099
15,470,000 (b) Pactiv Evergreen Group Issuer, Inc 4 .375 09/30/28 13,422,695
15,690,000 (b) SunCoke Energy, Inc 4 .875 06/30/29 13,332,185
6,828,000 (b) Trinseo Materials Operating S.C.A 5 .375 09/01/25 6,292,002
7,000,000 (b) Trinseo Materials Operating S.C.A 5 .125 04/01/29 3,651,860
15,692,000 (b) Tronox, Inc 4 .625 03/15/29 12,663,540
TOTAL MATERIALS 139,716,207
MEDIA & ENTERTAINMENT - 10 .8%
5,000,000 (b) Altice Financing S.A. 5 .000 01/15/28 4,269,416
8,860,000 (b) Arches Buyer, Inc 4 .250 06/01/28 7,553,970
12,375,000 (b) Cablevision Lightpath LLC 3 .875 09/15/27 10,333,126
5,120,000 (b) CCO Holdings LLC 5 .375 06/01/29 4,593,706
20,000,000 (b) CCO Holdings LLC 6 .375 09/01/29 18,649,308
12,250,000 (b) CCO Holdings LLC 4 .500 08/15/30 10,054,961
19,025,000 (b) CCO Holdings LLC 4 .250 02/01/31 15,144,632
10,800,000 CCO Holdings LLC 4 .500 05/01/32 8,476,357
6,615,000 (b) Cinemark USA, Inc 5 .250 07/15/28 5,871,871
5,980,000 (b) CSC Holdings LLC 5 .500 04/15/27 5,125,310
5,788,000 (b),(c) CSC Holdings LLC 11 .250 05/15/28 5,765,350
15,000,000 (b) CSC Holdings LLC 4 .125 12/01/30 10,615,712
11,170,000 (b) DIRECTV Holdings LLC 5 .875 08/15/27 9,876,289
10,000,000 (b) DISH Network Corp 11 .750 11/15/27 10,074,660
6,900,000 (b),(c) Gray Television, Inc 4 .750 10/15/30 4,571,049
14,650,000 (b) LCPR Senior Secured Financing DAC 5 .125 07/15/29 11,784,378
16,108,000 (b) Rackspace Technology Global, Inc 3 .500 02/15/28 7,519,577
4,000,000 (b) Sirius XM Radio, Inc 5 .000 08/01/27 3,653,600

See Notes to Financial Statements
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
MEDIA & ENTERTAINMENT—continued
$ 8,650,000 (b) Sirius XM Radio, Inc 4 .000% 07/15/28 $ 7,383,364
12,000,000 (b) Univision Communications, Inc 4 .500 05/01/29 9,770,922
10,240,000 (b) UPC Broadband Finco BV 4 .875 07/15/31 8,309,555
5,000,000 (b) UPC Holding BV 5 .500 01/15/28 4,437,500
17,325,000 (b) Virgin Media Secured Finance plc 5 .500 05/15/29 15,434,569
20,860,000 (b) VZ Secured Financing BV 5 .000 01/15/32 16,386,665
TOTAL MEDIA & ENTERTAINMENT 215,655,847
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 1 .9%
9,350,000 (b) Bausch Health Cos, Inc 4 .875 06/01/28 5,317,216
6,690,000 (b) Emergent BioSolutions, Inc 3 .875 08/15/28 2,793,507
5,000,000 (b) Jazz Securities DAC 4 .375 01/15/29 4,359,419
14,000,000 (b) Organon Finance   LLC 5 .125 04/30/31 11,218,938
10,215,000 Teva Pharmaceutical Finance Netherlands III BV 4 .750 05/09/27 9,372,600
5,000,000 (c) Teva Pharmaceutical Finance Netherlands III BV 5 .125 05/09/29 4,520,000
TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES 37,581,680
REAL ESTATE MANAGEMENT & DEVELOPMENT - 1 .9%
11,711,200 (b) Anywhere Real Estate Group LLC 7 .000 04/15/30 10,569,358
9,145,000 (b) Cushman & Wakefield US Borrower LLC 6 .750 05/15/28 8,437,177
12,000,000 (b) Hunt Cos, Inc 5 .250 04/15/29 9,424,850
3,472,000 Kennedy-Wilson, Inc 4 .750 03/01/29 2,664,795
7,000,000 Kennedy-Wilson, Inc 5 .000 03/01/31 5,106,390
741,000 (b),(c) Realogy Group LLC 5 .250 04/15/30 514,352
TOTAL REAL ESTATE MANAGEMENT & DEVELOPMENT 36,716,922
SOFTWARE & SERVICES - 0 .6%
3,375,000 (b) CA Magnum Holdings 5 .375 10/31/26 2,987,246
9,672,000 (b),(c) j2 Global, Inc 4 .625 10/15/30 8,188,793
TOTAL SOFTWARE & SERVICES 11,176,039
TECHNOLOGY HARDWARE & EQUIPMENT - 2 .1%
20,700,000 (b) Ahead DB Holdings LLC 6 .625 05/01/28 17,484,858
28,520,000 (b) Imola Merger Corp 4 .750 05/15/29 24,994,957
TOTAL TECHNOLOGY HARDWARE & EQUIPMENT 42,479,815
TELECOMMUNICATION SERVICES - 3 .0%
10,000,000 (b) Altice France S.A. 5 .125 07/15/29 7,109,058
4,240,000 (b) Altice France S.A. 5 .500 10/15/29 3,049,048
5,000,000 (b),(c) Frontier Communications Holdings LLC 6 .000 01/15/30 3,656,935
8,210,000 (b) Frontier Communications Holdings LLC 8 .625 03/15/31 7,734,380
12,695,000 (b) Iliad Holding SASU 6 .500 10/15/26 11,927,118
9,415,000 (b) Iliad Holding SASU 7 .000 10/15/28 8,570,251
15,000,000 (b) Level 3 Financing, Inc 4 .625 09/15/27 10,787,506
7,745,000 (b) Virgin Media Finance plc 5 .000 07/15/30 6,087,794
2,050,000 (b) Vmed O2 UK Financing I plc 4 .250 01/31/31 1,632,425
TOTAL TELECOMMUNICATION SERVICES 60,554,515
TRANSPORTATION - 2 .4%
6,785,000 (b) Allegiant Travel Co 7 .250 08/15/27 6,386,381
9,166,667 (b) American Airlines, Inc 5 .500 04/20/26 8,952,741
6,805,000 (b) American Airlines, Inc 7 .250 02/15/28 6,506,305
2,500,000 (b) American Airlines, Inc 5 .750 04/20/29 2,325,126
13,950,000 (b) Cargo Aircraft Management, Inc 4 .750 02/01/28 12,454,206
6,550,000 (b) United Airlines, Inc 4 .375 04/15/26 6,057,378
3,550,000 (b) United Airlines, Inc 4 .625 04/15/29 3,051,334
2,805,000 (b) XPO, Inc 7 .125 06/01/31 2,762,997
TOTAL TRANSPORTATION 48,496,468
UTILITIES - 3 .5%
8,595,000 AmeriGas Partners LP 5 .875 08/20/26 8,267,742

High-Yield Fund September 30, 2023

See Notes to Financial Statements
Portfolio of Investments
(continued)
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
UTILITIES—continued
$ 7,400,000 (b) Clearway Energy Operating LLC 4 .750% 03/15/28 $ 6,618,262
10,000,000 Edison International 5 .375 N/A(f) 8,822,168
8,175,000 Suburban Propane Partners LP 5 .875 03/01/27 7,807,125
1,800,000 (b) Suburban Propane Partners LP 5 .000 06/01/31 1,502,514
9,836,000 (b) Superior Plus LP 4 .500 03/15/29 8,547,582
18,435,000 (b) Talen Energy Supply LLC 8 .625 06/01/30 18,897,748
10,000,000 (b) TerraForm Power Operating LLC 5 .000 01/31/28 9,075,000
TOTAL UTILITIES 69,538,141
TOTAL CORPORATE BONDS 1,789,563,785
(Cost $2,002,228,610)
SHARES
REFERENCERATE & SPREAD
COMMON STOCKS - 1.5%
ENERGY - 0 .0%
7,963 (g),(h) Cloud Peak Energy, Inc 80
TOTAL ENERGY 80
FINANCIAL SERVICES - 1 .5%
930,535 (c) Invesco Senior Loan ETF 19,531,930
238,891 (c) SPDR Blackstone Senior Loan ETF 10,016,699
TOTAL FINANCIAL SERVICES 29,548,629
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 0 .0%
22,100 (h) Bright Bidco BV 10,298
5,572 (h) Bright Bidco BV 2,597
TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT 12,895
TOTAL COMMON STOCKS 29,561,604
(Cost $30,434,755)
TOTAL LONG-TERM INVESTMENTS 1,952,683,738
(Cost $2,174,103,281)
PRINCIPAL RATE
MATURITY
DATE
SHORT-TERM INVESTMENTS - 0.7%
REPURCHASE AGREEMENT - 0 .4%
$ 7,242,000 (i) Fixed Income Clearing Corp (FICC) 5 .300 10/02/23 7,242,000
TOTAL REPURCHASE AGREEMENT 7,242,000
TREASURY DEBT - 0 .3%
2,000,000 United States Treasury Bill 0 .000 11/02/23 1,990,890
5,000,000 United States Treasury Bill 0 .000 11/07/23 4,973,619
TOTAL TREASURY DEBT 6,964,509
TOTAL SHORT-TERM INVESTMENTS 14,206,509
(Cost $14,205,438)
SHARES
EXP
INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING - 4.9%
97,888,229 (j) State Street Navigator Securities Lending Government
Money Market Portfolio
5 .360 97,888,229
TOTAL INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING 97,888,229
(Cost $97,888,229)
TOTAL INVESTMENTS - 103.8% 2,064,778,476
(Cost $2,286,196,948)
OTHER ASSETS & LIABILITIES, NET - (3.8)% (76,434,292)
NET ASSETS - 100.0% $ 1,988,344,184

See Notes to Financial Statements
CME Chicago Mercantile Exchange
ETF Exchange Traded Fund
LIBOR London Interbank Offered Rate
M Month
REIT Real Estate Investment Trust
SOFR Secure Overnight Financing Rate
SPDR Standard & Poor's Depositary Receipts
(a) Floating or variable rate security includes the reference rate and spread, unless the variable rate is based on the underlying asset of the security. Coupon rate reflects the rate at period end.
(b) Security is exempt from registration under Rule 144(A) of the Securities Act of 1933, as amended. These securities are deemed liquid and may be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
(c)
All or a portion of these securities are out on loan. The aggregate value of securities on loan is $98,706,648.
(d)
Payment in Kind Bond
(e)
When-issued or delayed delivery security.
(f)
Perpetual security
(g)
For fair value measurement disclosure purposes, investment classified as Level 3.
(h)
Non-income producing
(i) Agreement with Fixed Income Clearing Corp (FICC), 5.300% dated 9/29/23 to be repurchased at $7,242,000 on 10/2/23, collateralized by Government Agency Securities, with coupon rate 4.625% and maturity date 9/15/26, valued at $7,386,905.
(j)
Investments made with cash collateral received from securities on loan.

Inflation-Linked Bond Fund September 30, 2023
Portfolio of Investments

See Notes to Financial Statements
(Unaudited)
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
LONG-TERM INVESTMENTS - 99.8%
CORPORATE BONDS - 0 .3%
ENERGY - 0 .1%
$ 1,644,737 Reliance Industries Ltd 2 .444% 01/15/26 $ 1,569,854
TOTAL ENERGY 1,569,854
FINANCIAL SERVICES - 0 .0%
1,107,630 HNA LLC 2 .369 09/18/27 1,041,059
TOTAL FINANCIAL SERVICES 1,041,059
HEALTH CARE EQUIPMENT & SERVICES - 0 .2%
7,315,000 Montefiore Medical Center 2 .895 04/20/32 6,091,543
TOTAL HEALTH CARE EQUIPMENT & SERVICES 6,091,543
TOTAL CORPORATE BONDS 8,702,456
(Cost $10,066,038)
GOVERNMENT BONDS - 99 .5%
MORTGAGE BACKED - 2 .0%
8,492,970 Government National Mortgage Association (GNMA) 3 .600 09/15/31 8,337,460
4,511,589 GNMA 3 .700 10/15/33 4,240,336
1,341,451 GNMA 3 .380 07/15/35 1,258,312
1,295,052 GNMA 3 .870 10/15/36 1,217,995
4,722,781 GNMA 3 .940 03/15/37 4,370,057
17,155,038 GNMA 1 .730 07/15/37 14,080,421
12,518,450 GNMA 1 .650 07/15/42 9,899,943
12,540,164 GNMA 2 .750 01/15/45 10,723,594
TOTAL MORTGAGE BACKED 54,128,118
U.S. TREASURY SECURITIES - 97 .5%
9,000,000 Federal National Mortgage Association (FNMA) 1 .625 08/24/35 6,030,721
82,655,664 (a) United States Treasury Inflation Indexed Bonds 0 .625 01/15/24 81,863,547
15,779,010 (a) United States Treasury Inflation Indexed Bonds 0 .500 04/15/24 15,501,645
48,767,922 (a) United States Treasury Inflation Indexed Bonds 0 .125 07/15/24 47,635,084
59,914,553 (a) United States Treasury Inflation Indexed Bonds 0 .125 10/15/24 58,083,180
101,605,518 (a) United States Treasury Inflation Indexed Bonds 0 .250 01/15/25 97,726,846
81,803,287 (a) United States Treasury Inflation Indexed Bonds 2 .375 01/15/25 80,822,287
36,742,129 (a) United States Treasury Inflation Indexed Bonds 0 .125 04/15/25 35,049,504
96,952,843 (a) United States Treasury Inflation Indexed Bonds 0 .375 07/15/25 92,816,251
99,351,219 (a) United States Treasury Inflation Indexed Bonds 0 .125 10/15/25 94,139,161
106,954,879 (a) United States Treasury Inflation Indexed Bonds 0 .625 01/15/26 101,673,982
54,841,633 (a) United States Treasury Inflation Indexed Bonds 2 .000 01/15/26 53,762,474
43,818,905 (a) United States Treasury Inflation Indexed Bonds 0 .125 04/15/26 40,936,442
111,725,722 (a) United States Treasury Inflation Indexed Bonds 0 .125 07/15/26 104,423,181
138,696,575 (a) United States Treasury Inflation Indexed Bonds 0 .125 10/15/26 128,971,561
125,821,235 (a) United States Treasury Inflation Indexed Bonds 0 .375 01/15/27 117,029,721
38,429,769 (a) United States Treasury Inflation Indexed Bonds 2 .375 01/15/27 38,136,667
16,239,150 (a) United States Treasury Inflation Indexed Bonds 0 .125 04/15/27 14,906,398
111,008,827 (a) United States Treasury Inflation Indexed Bonds 0 .375 07/15/27 102,933,585
85,388,070 (a) United States Treasury Inflation Indexed Bonds 1 .625 10/15/27 82,898,140
125,511,304 (a) United States Treasury Inflation Indexed Bonds 0 .500 01/15/28 115,672,640
25,628,448 (a) United States Treasury Inflation Indexed Bonds 1 .750 01/15/28 24,890,629
98,035,496 (a) United States Treasury Inflation Indexed Bonds 1 .250 04/15/28 93,203,610
46,833,175 (a) United States Treasury Inflation Indexed Bonds 3 .625 04/15/28 49,204,105
84,316,478 (a) United States Treasury Inflation Indexed Bonds 0 .750 07/15/28 78,453,848
89,248,063 (a) United States Treasury Inflation Indexed Bonds 0 .875 01/15/29 82,799,367
52,228,741 (a) United States Treasury Inflation Indexed Bonds 2 .500 01/15/29 52,575,572

See Notes to Financial Statements
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
U.S. TREASURY SECURITIES—continued
$ 42,179,890 (a) United States Treasury Inflation Indexed Bonds 3 .875% 04/15/29 $ 45,406,817
62,701,603 (a) United States Treasury Inflation Indexed Bonds 0 .250 07/15/29 55,856,474
101,778,512 (a) United States Treasury Inflation Indexed Bonds 0 .125 01/15/30 88,714,285
124,605,736 (a) United States Treasury Inflation Indexed Bonds 0 .125 07/15/30 107,968,924
95,112,630 (a) United States Treasury Inflation Indexed Bonds 0 .125 01/15/31 81,326,871
137,357,130 (a) United States Treasury Inflation Indexed Bonds 0 .125 07/15/31 116,612,716
5,960,314 (a) United States Treasury Inflation Indexed Bonds 0 .125 01/15/32 4,993,044
54,621,078 (a) United States Treasury Inflation Indexed Bonds 3 .375 04/15/32 58,856,879
71,223,785 (a) United States Treasury Inflation Indexed Bonds 0 .625 07/15/32 62,053,027
168,651,040 (a) United States Treasury Inflation Indexed Bonds 1 .125 01/15/33 152,293,206
16,506,108 (a) United States Treasury Inflation Indexed Bonds 1 .375 07/15/33 15,260,735
7,400,000 United States Treasury Note 1 .000 07/31/28 6,242,305
3,500,000 United States Treasury Note 4 .125 08/31/30 3,397,187
12,500,000 United States Treasury Note 3 .375 05/15/33 11,335,937
TOTAL U.S. TREASURY SECURITIES 2,702,458,555
TOTAL GOVERNMENT BONDS 2,756,586,673
(Cost $2,997,841,857)
TOTAL LONG-TERM INVESTMENTS 2,765,289,129
(Cost $3,007,907,895)
REFERENCERATE & SPREAD
SHORT-TERM INVESTMENTS - 0.2%
REPURCHASE AGREEMENT - 0 .2%
$ 6,209,000 (b) Fixed Income Clearing Corp (FICC) 5 .300 10/02/23 6,209,000
TOTAL REPURCHASE AGREEMENT 6,209,000
TOTAL SHORT-TERM INVESTMENTS 6,209,000
(Cost $6,209,000)
TOTAL INVESTMENTS - 100.0% 2,771,498,129
(Cost $3,014,116,895)
OTHER ASSETS & LIABILITIES, NET - (0.0)% (321,712)
NET ASSETS - 100.0% $ 2,771,176,417
(a)
Principal amount for interest accrual purposes is periodically adjusted based on changes in the Consumer Price Index.
(b) Agreement with Fixed Income Clearing Corp (FICC), 5.300% dated 9/29/23 to be repurchased at $6,209,000 on 10/2/23, collateralized by Government Agency Securities, with coupon rate 4.625% and maturity date 9/15/26, valued at $6,333,241.
Futures Contracts - Long
Description
Number of
Contracts
Expiration
Date
Notional
Amount Value
Unrealized
Appreciation
(Depreciation)
U.S. Treasury 10-Year Note 215 12/19/23  $ 23,661,543 $ 23,233,437  $ (428,106)
U.S. Treasury 2-Year Note 165 12/29/23 33,517,599 33,447,305 (70,294)
U.S. Treasury 5-Year Note 155 12/29/23 16,450,533 16,330,703 (119,830)
Total 535   $ 73,629,675  $ 73,011,445 $ (618,230)

Short Duration Impact Bond Fund September 30, 2023
Portfolio of Investments

See Notes to Financial Statements
(Unaudited)
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
LONG-TERM INVESTMENTS - 97.4%
BANK LOAN OBLIGATIONS - 2.6%
COMMERCIAL & PROFESSIONAL SERVICES - 0 .6%
$ 488,750 (a) LTR Intermediate Holdings, Inc SOFR 12 M + 4.500% 9 .946% 05/05/28 $ 463,335
TOTAL COMMERCIAL & PROFESSIONAL SERVICES 463,335
UTILITIES - 2 .0%
434,973 (a) Exgen Renewables IV LLC SOFR 4 M + 2.500% 8 .184 12/15/27 434,430
990,000 (a) TerraForm Power Operating LLC SOFR 4 M + 2.500% 7 .842 05/21/29 984,278
TOTAL UTILITIES 1,418,708
TOTAL BANK LOAN OBLIGATIONS 1,882,043
(Cost $1,896,120)
CORPORATE BONDS - 27 .5%
AUTOMOBILES & COMPONENTS - 0 .7%
500,000 Magna International, Inc 3 .625 06/15/24 492,060
TOTAL AUTOMOBILES & COMPONENTS 492,060
BANKS - 6 .5%
500,000 (a) Bank of America Corp CME Term SOFR 3 Month +
3.397%
8 .806 N/A(b) 500,208
250,000 Bank of Nova Scotia 0 .650 07/31/24 239,328
500,000 Citigroup, Inc 0 .776 10/30/24 497,665
689,000 Citigroup, Inc 1 .281 11/03/25 650,733
500,000 (a) Citigroup, Inc CME Term SOFR 3 Month +
1.512%
6 .906 07/01/26 508,989
500,000 JPMorgan Chase & Co 0 .563 02/16/25 488,820
500,000 JPMorgan Chase & Co 0 .768 08/09/25 476,242
250,000 National Bank of Canada 0 .550 11/15/24 248,143
250,000 Royal Bank of Canada 1 .200 04/27/26 222,965
250,000 Toronto-Dominion Bank 1 .250 12/13/24 236,672
300,000 (a),(c) UBS AG. SOFR + 0.450% 5 .791 08/09/24 299,475
425,000 Wells Fargo & Co 4 .540 08/15/26 412,785
TOTAL BANKS 4,782,025
CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL - 0 .7%
500,000 Lowe's Cos, Inc 4 .800 04/01/26 490,603
TOTAL CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL 490,603
CONSUMER SERVICES - 1 .1%
250,000 BB Blue Financing DAC 4 .395 09/20/29 242,176
260,000 (a) Nature Conservancy CME Term SOFR 3 Month +
1.342%
6 .714 02/01/24 260,530
300,000 Nature Conservancy 2 .668 03/01/26 274,383
TOTAL CONSUMER SERVICES 777,089
ENERGY - 2 .7%
525,000 Pioneer Natural Resources Co 5 .100 03/29/26 518,252
500,000 Total Capital International S.A. 3 .750 04/10/24 494,466
500,000 TransCanada PipeLines Ltd 3 .750 10/16/23 499,257
250,000 Williams Cos, Inc 5 .400 03/02/26 248,060
250,000 Williams Cos, Inc 5 .300 08/15/28 244,535
TOTAL ENERGY 2,004,570

See Notes to Financial Statements
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) - 0 .3%
$ 250,000 (c) HAT Holdings I LLC 3 .375% 06/15/26 $ 222,208
TOTAL EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) 222,208
FINANCIAL SERVICES - 8 .3%
250,000 (c) BNP Paribas S.A. 1 .675 06/30/27 221,429
1,000,000 (c) Federation des Caisses Desjardins du Quebec 0 .450 10/07/23 999,395
350,000 (c) Federation des Caisses Desjardins du Quebec 5 .700 03/14/28 345,490
250,000 Goldman Sachs Group, Inc 0 .855 02/12/26 231,680
500,000 Morgan Stanley 0 .791 01/22/25 490,320
500,000 National Rural Utilities Cooperative Finance Corp 3 .400 11/15/23 498,697
500,000 National Rural Utilities Cooperative Finance Corp 5 .250 04/20/46 473,998
260,000 (c) NongHyup Bank 1 .250 07/20/25 239,938
250,000 (c) UBS Group AG. 6 .327 12/22/27 249,598
1,450,000 Unilever Capital Corp 4 .875 09/08/28 1,428,331
250,000 (c) WLB Asset II B Pte Ltd 3 .950 12/10/24 236,538
250,000 (c) WLB Asset II C Pte Ltd 3 .900 12/23/25 228,296
250,000 (c) WLB Asset II D Pte Ltd 6 .500 12/21/26 235,801
250,000 (c) WLB Asset II Pte Ltd 4 .000 01/14/24 245,600
TOTAL FINANCIAL SERVICES 6,125,111
HOUSEHOLD & PERSONAL PRODUCTS - 0 .3%
250,000 Unilever Capital Corp 0 .626 08/12/24 239,334
TOTAL HOUSEHOLD & PERSONAL PRODUCTS 239,334
MATERIALS - 0 .3%
200,000 (c) Cemex SAB de C.V. 9 .125 N/A(b) 208,201
TOTAL MATERIALS 208,201
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 0 .7%
250,000 AstraZeneca plc 0 .700 04/08/26 223,150
275,000 Pfizer Investment Enterprises Pte Ltd 4 .650 05/19/25 271,200
TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES 494,350
TELECOMMUNICATION SERVICES - 0 .2%
140,000 (a) Verizon Communications, Inc SOFR Compounded Index +
0.790%
6 .135 03/20/26 140,667
TOTAL TELECOMMUNICATION SERVICES 140,667
UTILITIES - 5 .7%
500,000 Avangrid, Inc 3 .150 12/01/24 482,025
600,000 (c) Brooklyn Union Gas Co 4 .632 08/05/27 568,120
1,000,000 DTE Electric Co 1 .900 04/01/28 864,702
66,062 Ethiopian Leasing 2012 LLC 2 .646 05/12/26 63,044
265,200 (c) India Cleantech Energy 4 .700 08/10/26 229,796
300,000 National Fuel Gas Co 5 .500 01/15/26 295,040
300,000 National Fuel Gas Co 5 .500 10/01/26 295,877
219,000 Oncor Electric Delivery Co LLC 0 .550 10/01/25 198,854
250,000 Public Service Co of Colorado 3 .700 06/15/28 230,332
275,000 San Diego Gas & Electric Co 4 .950 08/15/28 267,713
412,989 SCE Recovery Funding LLC 1 .977 11/15/28 377,794
328,000 Southern Power Co 4 .150 12/01/25 317,025
TOTAL UTILITIES 4,190,322
TOTAL CORPORATE BONDS 20,166,540
(Cost $20,552,894)
GOVERNMENT BONDS - 48 .6%
AGENCY SECURITIES - 4 .7%
250,000 (d) Federal Home Loan Mortgage Corp (FHLMC) 1 .500 02/12/25 237,629
528,333 Harar Leasing 2013 LLC 2 .582 07/02/25 500,881
339,652 Lulwa Ltd 1 .831 03/26/25 327,982
187,367 Overseas Private Investment Corp (OPIC) 1 .790 10/15/29 166,873

Short Duration Impact Bond Fund September 30, 2023

See Notes to Financial Statements
Portfolio of Investments
(continued)
Portfolio of Investments
(continued)
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
AGENCY SECURITIES—continued
$ 309,950 Penta Aircraft Leasing LLC 1 .691% 04/29/25 $ 299,557
250,000 Private Export Funding Corp (PEFCO) 3 .550 01/15/24 248,437
236,864 Safina Ltd 2 .000 12/30/23 234,405
54,362 Sandalwood LLC 2 .821 02/12/26 52,376
626,549 Thirax   LLC 0 .968 01/14/33 520,738
187,367 United States International Development Finance Corp 1 .050 10/15/29 162,942
195,265 (a) Washington Aircraft 2 Co Ltd CME Term SOFR 3 Month +
0.692%
6 .091 06/26/24 195,291
496,153 Windermere Aviation LLC 2 .351 05/27/26 470,938
TOTAL AGENCY SECURITIES 3,418,049
FOREIGN GOVERNMENT BONDS - 13 .6%
360,000 Asian Development Bank 4 .625 06/13/25 356,373
250,000 Asian Infrastructure Investment Bank 4 .875 09/14/26 249,434
250,000 Asian Infrastructure Investment Bank 3 .750 09/14/27 240,005
600,000 (c) BNG Bank NV 1 .500 10/16/24 574,638
250,000 (c) BNG Bank NV 3 .500 05/19/28 236,120
250,000 (c) Caisse d'Amortissement de la Dette Sociale 4 .875 09/19/26 249,186
250,000 Central American Bank for Economic Integration 6 .476 11/15/24 249,680
250,000 (c) Central American Bank for Economic Integration 5 .000 02/09/26 245,291
500,000 Council Of Europe Development Bank 3 .000 06/16/25 480,886
500,000 (c) European Stability Mechanism 1 .375 09/11/24 480,415
450,000 Export Development Canada 3 .875 02/14/28 433,563
149,155 Export-Import Bank of the United States 1 .822 05/03/25 143,896
1,000,000 Hydro-Quebec 8 .050 07/07/24 1,014,685
250,000 Inter-American Investment Corp 2 .625 04/22/25 239,316
500,000 Inter-American Investment Corp 4 .125 02/15/28 483,565
1,000,000 International Bank for Reconstruction & Development 0 .250 11/24/23 992,182
250,000 International Bank for Reconstruction & Development 0 .000 03/31/27 222,455
500,000 International Bank for Reconstruction & Development 0 .000 03/31/28 480,631
250,000 (a) International Finance Corp SOFR + 0.090% 5 .435 04/03/24 250,050
1,000,000 International Finance Facility for Immunisation Co 0 .375 11/06/23 995,246
250,000 International Finance Facility for Immunisation Co 1 .000 04/21/26 225,287
500,000 Japan Bank for International Cooperation 1 .625 01/20/27 446,579
250,000 (c) Nederlandse Waterschapsbank NV 1 .750 01/15/25 238,115
500,000 Private Export Funding Corp (PEFCO) 1 .750 11/15/24 476,977
TOTAL FOREIGN GOVERNMENT BONDS 10,004,575
MORTGAGE BACKED - 0 .0%
33,534 (a),(c) Freddie Mac STACR REMIC Trust 30 D AVG SOFR + 1.650% 6 .465 01/25/34 33,522
TOTAL MORTGAGE BACKED 33,522
MUNICIPAL BONDS - 7 .0%
45,000 (c) California Municipal Finance Authority 4 .250 11/01/23 44,891
440,000 California Municipal Finance Authority 1 .622 08/15/25 408,152
200,000 City of Detroit MI 2 .189 04/01/24 194,787
117,179 City of Fort Wayne IN 10 .750 12/01/29 12
500,000 District of Columbia 3 .850 02/28/25 485,007
250,000 (c) Florida Development Finance Corp 7 .250 07/01/57 260,000
250,000 Florida Development Finance Corp 7 .500 07/01/57 245,420
250,000 (c) Florida Development Finance Corp 8 .000 07/01/57 247,504
250,000 Mount Diablo Unified School District 5 .548 08/01/27 250,123
850,000 New York State Energy Research & Development
Authority
3 .845 04/01/25 824,790
250,000 Pharr Economic Development Corp 3 .016 08/15/26 234,469
650,000 Philadelphia Energy Authority 5 .587 11/01/24 649,001
150,000 Redevelopment Authority of the City of Philadelphia 1 .377 09/01/25 138,329
150,000 Redevelopment Authority of the City of Philadelphia 4 .867 09/01/25 148,046
330,277 State of Hawaii Department of Business Economic
Development & Tourism
3 .242 01/01/31 311,371
250,000 Village of Deerfield IL 4 .000 12/01/28 241,483
200,000 (c) Warm Springs Reservation Confederated Tribe 3 .050 11/01/24 193,540

See Notes to Financial Statements
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
MUNICIPAL BONDS—continued
$ 250,000 (c) Warm Springs Reservation Confederated Tribe 2 .165% 11/01/26 $ 224,708
TOTAL MUNICIPAL BONDS 5,101,633
U.S. TREASURY SECURITIES - 23 .3%
327,510 (e) United States Treasury Inflation Indexed Bonds 0 .625 01/15/24 324,371
1,400,000 United States Treasury Note 2 .625 12/31/23 1,390,266
9,673,000 United States Treasury Note 5 .000 08/31/25 9,653,352
3,755,000 United States Treasury Note 4 .625 09/15/26 3,736,518
2,020,000 United States Treasury Note 4 .375 08/31/28 1,999,958
TOTAL U.S. TREASURY SECURITIES 17,104,465
TOTAL GOVERNMENT BONDS 35,662,244
(Cost $36,268,657)
STRUCTURED ASSETS - 18 .7%
ASSET BACKED - 10 .9%
1,000,000 Delta Air Lines Pass Through Trust 3 .204 04/25/24 983,558
Series - 2019 1 (Class AA)
205,155 Delta Air Lines Pass Through Trust 2 .000 06/10/28 179,078
Series - 2020 1 (Class AA)
218,677 Delta Air Lines Pass Through Trust 2 .500 06/10/28 191,840
Series - 2020 1 (Class A)
269,925 (c) GoodLeap Sustainable Home Solutions Trust 1 .930 07/20/48 198,045
Series - 2021 4GS (Class A)
252,774 (c) GoodLeap Sustainable Home Solutions Trust 2 .560 10/20/48 178,952
Series - 2021 5CS (Class B)
492,642 (c) Helios Issuer, LLC 5 .300 08/22/50 468,924
Series - 2023 B (Class A)
96,789 (c) HERO Funding Trust 4 .050 09/20/41 86,707
Series - 2016 1A (Class A)
148,088 (c) HERO Funding Trust 3 .910 09/20/42 130,620
Series - 2016 3A (Class A2)
111,740 (c) HERO Funding Trust 2 .720 09/20/57 88,372
Series - 2020 1A (Class A)
500,000 (c) Hertz Vehicle Financing III LLC 5 .570 09/25/29 486,773
Series - 2023 2A (Class A)
114,218 (c) Mosaic Solar Loan Trust 2 .100 04/20/46 96,274
Series - 2020 1A (Class A)
258,725 (c) Mosaic Solar Loan Trust 1 .440 08/20/46 208,529
Series - 2020 2A (Class A)
305,609 (c) Mosaic Solar Loan Trust 1 .440 06/20/52 235,449
Series - 2021 3A (Class A)
250,000 (c) Mosaic Solar Loan Trust 1 .770 06/20/52 199,101
Series - 2021 3A (Class C)
100,000 (a),(c) PNMSR 2018-GT1 A Mtge LIBOR 1 M + 3.850% 9 .284 02/25/25 100,162
Series - 2018 GT1 (Class A)
100,000 (a),(c) PNMSR 2018-GT1 A Mtge LIBOR 1 M + 2.650% 8 .084 08/25/25 100,094
Series - 2018 GT2 (Class A)
26,897 (c) Renew 3 .670 09/20/52 23,801
Series - 2017 1A (Class A)
199,927 (c) Sunnova Helios VII Issuer LLC 2 .030 10/20/48 165,122
Series - 2021 C (Class A)
259,016 (c) Sunnova Helios VIII Issuer LLC 2 .790 02/22/49 220,616
Series - 2022 A (Class A)
244,768 (c) Sunnova Helios XI Issuer LLC 5 .300 05/20/50 233,939
Series - 2023 A (Class A)
446,253 (c) Sunrun Atlas Issuer LLC 3 .610 02/01/55 387,638
Series - 2019 2 (Class A)
346,816 (c) Sunrun Callisto Issuer LLC 3 .980 06/30/54 303,234
Series - 2019 1A (Class A)

Short Duration Impact Bond Fund September 30, 2023

See Notes to Financial Statements
Portfolio of Investments
(continued)
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
ASSET BACKED—continued
$ 291,225 (c) Sunrun Callisto Issuer LLC 2 .270% 01/30/57 $ 230,126
Series - 2021 2A (Class A)
250,000 (c) Tesla Auto Lease Trust 5 .860 08/20/25 249,624
Series - 2023 A (Class A2)
600,000 (c) Tesla Auto Lease Trust 0 .600 09/22/25 585,011
Series - 2021 B (Class A3)
250,000 (c) Tesla Auto Lease Trust 1 .320 09/22/25 238,987
Series - 2021 B (Class D)
250,000 (c) Tesla Auto Lease Trust 5 .890 06/22/26 249,056
Series - 2023 A (Class A3)
815,000 (c) Tesla Auto Lease Trust 6 .130 09/21/26 814,637
Series - 2023 B (Class A3)
433,343 (c) Vivint Colar Financing V LLC 7 .370 04/30/48 392,408
Series - 2018 1A (Class B)
TOTAL ASSET BACKED 8,026,677
OTHER MORTGAGE BACKED - 7 .8%
250,000 (a),(c) Alen Mortgage Trust CME Term SOFR 1 Month +
2.364%
7 .697 04/15/34 184,496
Series - 2021 ACEN (Class C)
250,000 (c) BX Trust 6 .300 10/13/27 232,472
Series - 2022 CLS (Class B)
250,000 (a),(c) BX TRUST CME Term SOFR 1 Month +
1.490%
6 .822 01/17/39 245,717
Series - 2022 AHP (Class AS)
250,000 (a),(c) BX TRUST CME Term SOFR 1 Month +
2.090%
7 .422 01/17/39 243,028
Series - 2022 AHP (Class C)
250,000 (a),(c) CityLine Commercial Mortgage Trust 2 .871 11/10/31 231,125
Series - 2016 CLNE (Class A)
50,000 (a),(c) Connecticut Avenue Securities Trust 30 D AVG SOFR + 3.500% 8 .815 03/25/42 51,481
Series - 2022 R03 (Class 1M2)
27,000 (a),(c) Connecticut Avenue Securities Trust SOFR + 3.600% 8 .915 07/25/42 27,839
Series - 2022 R08 (Class 1M2)
250,000 (a),(c) DBUBS Mortgage Trust 3 .648 10/10/34 203,681
Series - 2017 BRBK (Class D)
250,000 (c) Frontier Issuer LLC 6 .600 08/20/53 238,535
Series - 2023 1 (Class A2)
250,000 (c) Frontier Issuer LLC 11 .500 08/20/53 241,003
Series - 2023 1 (Class C)
102,491 GS Mortgage Securities Trust 2 .922 05/10/49 98,265
Series - 2016 GS2 (Class AAB)
500,000 (a),(c) J.P. Morgan Chase Commercial Mortgage Securities
Trust
CME Term SOFR 1 Month +
1.484%
6 .817 10/15/33 468,399
Series - 2020 609M (Class A)
250,000 (a),(c) MAD Mortgage Trust 3 .294 08/15/34 224,858
Series - 2017 330M (Class A)
212,214 (a),(c) Natixis Commercial Mortgage Securities Trust CME Term SOFR 1 Month +
1.579%
6 .469 07/15/36 194,150
Series - 2019 MILE (Class A)
250,000 (a),(c) Natixis Commercial Mortgage Securities Trust CME Term SOFR 1 Month +
1.879%
7 .212 07/15/36 214,945
Series - 2019 MILE (Class B)
250,000 (a),(c) Natixis Commercial Mortgage Securities Trust CME Term SOFR 1 Month +
2.279%
7 .612 07/15/36 202,876
Series - 2019 MILE (Class C)
250,000 (a),(c) Natixis Commercial Mortgage Securities Trust CME Term SOFR 1 Month +
4.329%
9 .662 07/15/36 166,399
Series - 2019 MILE (Class F)
13,149 (a),(c) OBX Trust CME Term SOFR 1 Month +
0.764%
4 .658 06/25/57 12,523
Series - 2018 1 (Class A2)

See Notes to Financial Statements
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
OTHER MORTGAGE BACKED—continued
$ 250,000 (c) One Market Plaza Trust 3 .614% 02/10/32 $ 231,133
Series - 2017 1MKT (Class A)
250,000 (c) One Market Plaza Trust 3 .845 02/10/32 220,906
Series - 2017 1MKT (Class B)
27,382,754 (a),(c) SLG Office Trust 0 .258 07/15/41 388,005
Series - 2021 OVA (Class X)
500,000 (a),(c) STWD Mortgage Trust CME Term SOFR 1 Month +
1.371%
6 .704 11/15/36 486,370
Series - 2021 LIH (Class AS)
500,000 (a),(c) STWD Mortgage Trust CME Term SOFR 1 Month +
1.770%
7 .103 11/15/36 484,494
Series - 2021 LIH (Class B)
270,000 (a),(c) STWD Mortgage Trust CME Term SOFR 1 Month +
2.069%
7 .402 11/15/36 259,932
Series - 2021 LIH (Class C)
143,569 (c) Verus Securitization Trust 2 .417 01/25/60 135,876
Series - 2020 1 (Class A1)
TOTAL OTHER MORTGAGE BACKED 5,688,508
TOTAL STRUCTURED ASSETS 13,715,185
(Cost $14,918,992)
TOTAL LONG-TERM INVESTMENTS 71,426,012
(Cost $73,636,663)
REFERENCERATE & SPREAD
SHORT-TERM INVESTMENTS - 3.0%
REPURCHASE AGREEMENT - 3 .0%
$ 2,200,000 (f) Fixed Income Clearing Corp (FICC) 5 .300 10/02/23 2,200,000
TOTAL REPURCHASE AGREEMENT 2,200,000
TOTAL SHORT-TERM INVESTMENTS 2,200,000
(Cost $2,200,000)
SHARES
EXP
INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING - 0.0%
3,694 (g) State Street Navigator Securities Lending Government
Money Market Portfolio
5 .360 3,694
TOTAL INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING 3,694
(Cost $3,694)
TOTAL INVESTMENTS - 100.4% 73,629,706
(Cost $75,840,357)
OTHER ASSETS & LIABILITIES, NET - (0.4)% (269,475)
NET ASSETS - 100.0% $ 73,360,231
AVG Average
CME Chicago Mercantile Exchange
D Day
LIBOR London Interbank Offered Rate
M Month
REIT Real Estate Investment Trust
REMIC Real Estate Mortgage Investment Conduit
SOFR Secure Overnight Financing Rate

Short Duration Impact Bond Fund September 30, 2023

See Notes to Financial Statements
Portfolio of Investments
(continued)
(a) Floating or variable rate security includes the reference rate and spread, unless the variable rate is based on the underlying asset of the security. Coupon rate reflects the rate at period end.
(b)
Perpetual security
(c) Security is exempt from registration under Rule 144(A) of the Securities Act of 1933, as amended. These securities are deemed liquid and may be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
(d)
All or a portion of these securities are out on loan. The aggregate value of securities on loan is $1,901.
(e)
Principal amount for interest accrual purposes is periodically adjusted based on changes in the Consumer Price Index.
(f) Agreement with Fixed Income Clearing Corp (FICC), 5.300% dated 9/29/23 to be repurchased at $2,200,000 on 10/2/23, collateralized by Government Agency Securities, with coupon rate 4.625% and maturity date 9/15/26, valued at $2,244,042.
(g)
Investments made with cash collateral received from securities on loan.

Portfolio of Investments
Short-Term Bond Fund September 30, 2023

See Notes to Financial Statements
(Unaudited)
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
LONG-TERM INVESTMENTS - 98.8%
BANK LOAN OBLIGATIONS - 2.1%
CAPITAL GOODS - 0 .0%
$ 672,000 (a) American Builders & Contractors Supply Co, Inc SOFR 12 M + 2.000% 7 .431% 01/15/27 $ 672,115
103,657 (a) Gardner Denver, Inc SOFR 12 M + 1.750% 7 .181 03/01/27 103,934
170,354 (a) Ingersoll-Rand Services Co SOFR 12 M + 1.750% 7 .181 03/01/27 170,809
TOTAL CAPITAL GOODS 946,858
COMMERCIAL & PROFESSIONAL SERVICES - 0 .2%
977,500 (a) AECOM SOFR 12 M + 1.750% 7 .196 04/13/28 980,555
1,124,489 (a) GFL Environmental, Inc LIBOR 3 M + 3.000% 3 .000 05/31/25 1,126,356
1,692,716 (a) Prime Security Services Borrower LLC SOFR 12 M + 2.750% 8 .192 09/23/26 1,692,141
829,644 (a) Trans Union LLC SOFR 12 M + 2.250% 7 .696 12/01/28 830,270
TOTAL COMMERCIAL & PROFESSIONAL SERVICES 4,629,322
CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL - 0 .1%
2,970,000 (a) Flutter Financing BV SOFR 4 M + 3.250% 8 .754 07/22/28 2,978,910
TOTAL CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL 2,978,910
CONSUMER SERVICES - 0 .3%
1,462,121 1011778 BC ULC 7 .566 09/13/30 1,458,320
1,943,891 (a) Hilton Worldwide Finance LLC CME Term SOFR 3 Month +
1.750%
7 .170 06/21/26 1,945,446
792,296 (a) KFC Holding Co SOFR 1 M + 1.750% 7 .195 03/15/28 793,144
1,426,425 (a) Wyndham Hotels & Resorts, Inc SOFR 12 M + 2.250% 7 .669 05/24/30 1,429,228
TOTAL CONSUMER SERVICES 5,626,138
CONSUMER STAPLES DISTRIBUTION & RETAIL - 0 .0%
803,676 (a) US Foods, Inc SOFR 12 M + 2.500% 7 .946 11/22/28 806,002
TOTAL CONSUMER STAPLES DISTRIBUTION & RETAIL 806,002
HEALTH CARE EQUIPMENT & SERVICES - 0 .1%
1,389,098 (a) IQVIA, Inc LIBOR 12 M + 1.750% 7 .288 01/17/25 1,394,480
TOTAL HEALTH CARE EQUIPMENT & SERVICES 1,394,480
HOUSEHOLD & PERSONAL PRODUCTS - 0 .1%
2,048,910 (a) Energizer Holdings, Inc SOFR 1 Month + 2.250% 7 .688 12/22/27 2,047,373
TOTAL HOUSEHOLD & PERSONAL PRODUCTS 2,047,373
MATERIALS - 0 .1%
1,609,413 (a) Berry Global, Inc SOFR 4 M + 1.750% 7 .293 07/01/26 1,611,192
TOTAL MATERIALS 1,611,192
MEDIA & ENTERTAINMENT - 0 .2%
1,350,333 (a) CSC Holdings LLC CME Term SOFR 1 Month +
2.250%
7 .697 07/17/25 1,312,145
697,224 (a) Nascar Holdings LLC SOFR 12 M + 2.500% 7 .946 10/19/26 699,233
1,290,299 (a) Outfront Media Capital LLC SOFR 12 M + 1.750% 7 .081 11/18/26 1,282,718
TOTAL MEDIA & ENTERTAINMENT 3,294,096
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 0 .4%
1,058,875 (a) Avantor, Inc SOFR 12 M + 2.250% 7 .681 11/08/27 1,060,019
1,000,000 (a) Horizon Therapeutics USA, Inc CME Term SOFR 1 Month +
2.000%
7 .434 05/22/26 1,000,780
2,218,453 (a) Jazz Financing Lux Sarl SOFR 12 M + 3.500% 8 .946 05/05/28 2,219,229
2,197,494 (a) Organon & Co SOFR 3 M + 3.000% 8 .442 06/02/28 2,196,944

Short-Term Bond Fund September 30, 2023

See Notes to Financial Statements
Portfolio of Investments
(continued)
Portfolio of Investments
(continued)
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES—continued
$ 1,000,000 (a),(b) Prestige Brands, Inc LIBOR 3 M + 2.000% 6 .384% 01/26/24 $ 1,003,480
TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES 7,480,452
SOFTWARE & SERVICES - 0 .3%
1,768,198 (a) NortonLifeLock, Inc SOFR 12 M + 2.000% 7 .431 09/12/29 1,764,777
1,828,670 (a) Open Text Corp SOFR 12 M + 1.750% 7 .181 05/30/25 1,832,035
352,730 (a) SS&C Technologies, Inc SOFR 12 M + 1.750% 7 .196 04/16/25 353,037
373,544 (a) SS&C Technologies, Inc SOFR 12 M + 1.750% 7 .196 04/16/25 373,869
381,665 (a) SS&C Technologies, Inc SOFR 12 M + 2.250% 7 .681 03/22/29 382,054
575,324 (a) SS&C Technologies, Inc SOFR 12 M + 2.250% 7 .681 03/22/29 575,911
TOTAL SOFTWARE & SERVICES 5,281,683
TRANSPORTATION - 0 .2%
1,776,600 (a) Avis Budget Car Rental LLC SOFR 12 M + 1.750% 7 .196 08/06/27 1,769,148
1,477,500 (a) Avis Budget Car Rental LLC SOFR + 3.500% 8 .916 03/15/29 1,479,354
TOTAL TRANSPORTATION 3,248,502
UTILITIES - 0 .1%
1,484,887 (a) Core & Main LP SOFR 2M + 2.500% 7 .691 07/27/28 1,486,928
TOTAL UTILITIES 1,486,928
TOTAL BANK LOAN OBLIGATIONS 40,831,936
(Cost $40,627,425)
CORPORATE BONDS - 33 .9%
AUTOMOBILES & COMPONENTS - 1 .8%
2,725,000 (c) Denso Corp 1 .239 09/16/26 2,383,643
5,000,000 Ford Motor Credit Co LLC 4 .950 05/28/27 4,693,267
5,000,000 Ford Motor Credit Co LLC 7 .350 11/04/27 5,098,331
5,000,000 Ford Motor Credit Co LLC 2 .900 02/16/28 4,257,606
4,000,000 General Motors Financial Co, Inc 1 .200 10/15/24 3,801,769
11,000,000 General Motors Financial Co, Inc 5 .400 04/06/26 10,772,403
850,000 General Motors Financial Co, Inc 6 .000 01/09/28 839,594
2,250,000 (c) Hyundai Capital Services, Inc 2 .125 04/24/25 2,116,879
1,335,000 (c),(d) Kia Corp 2 .375 02/14/25 1,273,265
TOTAL AUTOMOBILES & COMPONENTS 35,236,757
BANKS - 11 .6%
2,100,000 (c) Banco de Credito del Peru 2 .700 01/11/25 2,006,493
3,650,000 (c) Banco del Estado de Chile 2 .704 01/09/25 3,485,843
2,855,000 (c) Banco do Brasil S.A. 3 .250 09/30/26 2,620,875
5,000,000 Banco Santander S.A. 3 .496 03/24/25 4,805,978
4,000,000 (c) Bank Leumi Le-Israel BM 5 .125 07/27/27 3,881,008
5,000,000 Bank of America Corp 0 .976 04/22/25 4,844,265
8,000,000 Bank of America Corp 0 .981 09/25/25 7,577,119
20,000,000 Bank of America Corp 3 .384 04/02/26 19,141,914
4,000,000 (b) Bank of America Corp 5 .933 09/15/27 3,970,270
10,000,000 Bank of America NA 5 .650 08/18/25 9,973,916
10,000,000 Barclays plc 6 .490 09/13/29 9,918,228
500,000 Citigroup, Inc 0 .776 10/30/24 497,665
23,600,000 Citigroup, Inc 0 .981 05/01/25 22,840,387
2,500,000 Citigroup, Inc 1 .281 11/03/25 2,361,150
15,000,000 Citigroup, Inc 5 .610 09/29/26 14,847,486
5,000,000 Cooperatieve Rabobank UA 0 .375 01/12/24 4,926,127
1,775,000 (c) Development Bank of Kazakhstan JSC 5 .750 05/12/25 1,769,497
1,250,000 HSBC USA, Inc 3 .500 06/23/24 1,226,296
5,000,000 JPMorgan Chase & Co 4 .023 12/05/24 4,977,797
725,000 JPMorgan Chase & Co 0 .563 02/16/25 708,788

See Notes to Financial Statements
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
BANKS—continued
$ 20,000,000 JPMorgan Chase & Co 0 .824% 06/01/25 $ 19,253,061
14,000,000 JPMorgan Chase & Co 4 .080 04/26/26 13,586,516
5,000,000 Mitsubishi UFJ Financial Group, Inc 5 .063 09/12/25 4,945,307
2,875,000 National Bank of Canada 0 .550 11/15/24 2,853,647
1,250,000 NatWest Group plc 1 .642 06/14/27 1,103,912
10,000,000 Royal Bank of Canada 5 .200 07/20/26 9,890,906
5,000,000 State Street Corp 5 .272 08/03/26 4,953,029
5,000,000 Sumitomo Mitsui Financial Group, Inc 0 .508 01/12/24 4,925,747
3,000,000 Toronto-Dominion Bank 3 .766 06/06/25 2,901,567
1,680,000 (d) Truist Financial Corp 3 .750 12/06/23 1,671,547
5,000,000 (c) UBS AG. 0 .450 02/09/24 4,901,948
4,000,000 (c) United Overseas Bank Ltd 1 .250 04/14/26 3,605,806
21,900,000 Wells Fargo Bank NA 5 .450 08/07/26 21,753,389
TOTAL BANKS 222,727,484
CAPITAL GOODS - 2 .2%
7,000,000 AerCap Ireland Capital DAC 3 .150 02/15/24 6,920,132
5,000,000 Boeing Co 1 .433 02/04/24 4,920,419
10,000,000 Boeing Co 2 .196 02/04/26 9,181,836
10,000,000 Caterpillar Financial Services Corp 4 .350 05/15/26 9,775,650
2,500,000 (c) DAE Funding LLC 2 .625 03/20/25 2,345,595
5,825,000 John Deere Capital Corp 4 .950 07/14/28 5,744,551
3,000,000 (c) TSMC Global Ltd 0 .750 09/28/25 2,725,046
TOTAL CAPITAL GOODS 41,613,229
CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL - 0 .2%
1,150,000 Genuine Parts Co 1 .750 02/01/25 1,083,479
3,000,000 (c) Prosus NV 3 .257 01/19/27 2,657,708
TOTAL CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL 3,741,187
CONSUMER DURABLES & APPAREL - 0 .1%
1,455,000 Lennar Corp 4 .875 12/15/23 1,450,043
TOTAL CONSUMER DURABLES & APPAREL 1,450,043
CONSUMER SERVICES - 0 .1%
2,000,000 (c),(d) Transnet SOC Ltd 8 .250 02/06/28 1,914,480
TOTAL CONSUMER SERVICES 1,914,480
CONSUMER STAPLES DISTRIBUTION & RETAIL - 0 .2%
3,900,000 Walmart, Inc 1 .050 09/17/26 3,477,369
TOTAL CONSUMER STAPLES DISTRIBUTION & RETAIL 3,477,369
ENERGY - 2 .7%
3,000,000 Canadian Natural Resources Ltd 2 .050 07/15/25 2,799,633
5,000,000 Enbridge, Inc 0 .550 10/04/23 4,999,183
4,775,000 Enbridge, Inc 2 .500 02/14/25 4,549,841
3,000,000 Energy Transfer LP 2 .900 05/15/25 2,850,076
5,000,000 Energy Transfer Operating LP 4 .500 04/15/24 4,957,136
3,500,000 Enterprise Products Operating LLC 5 .050 01/10/26 3,461,896
4,000,000 Marathon Petroleum Corp 4 .700 05/01/25 3,917,530
278,000 Petroleos Mexicanos 2 .378 04/15/25 270,430
1,000,000 Petroleos Mexicanos 4 .500 01/23/26 893,336
1,000,000 (b) Petroleos Mexicanos 5 .350 02/12/28 745,010
1,350,000 Phillips 66 0 .900 02/15/24 1,324,710
3,289,473 Reliance Industries Ltd 2 .444 01/15/26 3,139,708
3,000,000 (c) Saudi Arabian Oil Co 2 .875 04/16/24 2,944,200
5,000,000 TransCanada PipeLines Ltd 1 .000 10/12/24 4,749,906
10,000,000 Williams Cos, Inc 5 .400 03/02/26 9,922,381
TOTAL ENERGY 51,524,976

Short-Term Bond Fund September 30, 2023

See Notes to Financial Statements
Portfolio of Investments
(continued)
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) - 1 .3%
$ 2,000,000 American Tower Corp 3 .375% 05/15/24 $ 1,967,869
1,450,000 AvalonBay Communities, Inc 3 .500 11/15/24 1,411,639
1,044,000 Brandywine Operating Partnership LP 4 .100 10/01/24 1,011,865
5,000,000 Essex Portfolio LP 3 .875 05/01/24 4,928,793
410,000 Federal Realty OP LP 3 .950 01/15/24 407,463
1,665,000 (c) SBA Tower Trust 2 .836 01/15/25 1,593,639
13,365,000 (c) SBA Tower Trust 1 .884 01/15/26 12,084,089
2,500,000 (c) SBA Tower Trust 1 .631 11/15/26 2,162,181
TOTAL EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) 25,567,538
FINANCIAL SERVICES - 4 .4%
5,500,000 AerCap Ireland Capital DAC 6 .100 01/15/27 5,473,073
5,500,000 American Express Co 3 .375 05/03/24 5,415,196
1,500,000 (c),(d) Banco BTG Pactual S.A. 2 .750 01/11/26 1,371,563
7,000,000 Capital One Financial Corp 4 .166 05/09/25 6,871,328
5,000,000 Credit Suisse AG. 0 .495 02/02/24 4,902,789
2,950,000 Deutsche Bank AG. 0 .898 05/28/24 2,846,979
7,200,000 (c) Federation des Caisses Desjardins du Quebec 5 .700 03/14/28 7,107,233
5,000,000 Fidelity National Information Services, Inc 0 .600 03/01/24 4,886,243
5,000,000 Goldman Sachs Group, Inc 5 .849 09/10/24 4,988,100
14,450,000 Goldman Sachs Group, Inc 5 .700 11/01/24 14,394,781
4,000,000 Morgan Stanley 3 .620 04/17/25 3,937,023
5,000,000 Morgan Stanley 0 .790 05/30/25 4,802,703
5,000,000 Morgan Stanley 1 .164 10/21/25 4,719,848
4,000,000 Morgan Stanley 4 .679 07/17/26 3,896,683
1,675,000 Morgan Stanley 5 .449 07/20/29 1,632,235
2,000,000 (c) Private Export Funding Corp (PEFCO) 0 .550 07/30/24 1,920,349
5,000,000 Toronto-Dominion Bank 5 .523 07/17/28 4,935,194
TOTAL FINANCIAL SERVICES 84,101,320
FOOD, BEVERAGE & TOBACCO - 0 .2%
3,000,000 Constellation Brands, Inc 3 .600 05/09/24 2,956,225
TOTAL FOOD, BEVERAGE & TOBACCO 2,956,225
HEALTH CARE EQUIPMENT & SERVICES - 0 .6%
3,750,000 CVS Health Corp 4 .300 03/25/28 3,549,041
3,200,000 HCA, Inc 5 .200 06/01/28 3,092,700
5,000,000 McKesson Corp 4 .900 07/15/28 4,886,159
TOTAL HEALTH CARE EQUIPMENT & SERVICES 11,527,900
HOUSEHOLD & PERSONAL PRODUCTS - 0 .2%
5,000,000 Haleon UK Capital plc 3 .125 03/24/25 4,802,412
TOTAL HOUSEHOLD & PERSONAL PRODUCTS 4,802,412
INSURANCE - 0 .6%
2,300,000 Assured Guaranty US Holdings, Inc 6 .125 09/15/28 2,300,034
3,000,000 (c) Principal Life Global Funding II 0 .750 04/12/24 2,917,053
2,500,000 (c) Principal Life Global Funding II 0 .875 01/12/26 2,232,402
5,000,000 (c) Protective Life Global Funding 0 .473 01/12/24 4,925,729
TOTAL INSURANCE 12,375,218
MATERIALS - 1 .3%
2,200,000 AngloGold Ashanti Holdings plc 3 .375 11/01/28 1,850,297
1,200,000 (c) Freeport Indonesia PT 4 .763 04/14/27 1,138,959
1,000,000 Nutrien Ltd 4 .900 03/27/28 965,817
4,725,000 (c) Orbia Advance Corp SAB de C.V. 1 .875 05/11/26 4,207,466
3,000,000 (c) POSCO 4 .375 08/04/25 2,919,870
4,200,000 (c),(d) POSCO 5 .750 01/17/28 4,174,695
1,550,000 (c) SABIC Capital II BV 4 .000 10/10/23 1,546,218
3,000,000 Sherwin-Williams Co 4 .050 08/08/24 2,952,973
2,000,000 Westlake Corp 0 .875 08/15/24 1,912,791

See Notes to Financial Statements
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
MATERIALS—continued
$ 3,000,000 WRKCo, Inc 3 .000% 09/15/24 $ 2,931,631
TOTAL MATERIALS 24,600,717
MEDIA & ENTERTAINMENT - 1 .6%
2,000,000 (c) CCO Holdings LLC 5 .125 05/01/27 1,863,432
10,000,000 Charter Communications Operating LLC 4 .908 07/23/25 9,771,523
10,000,000 Comcast Corp 5 .250 11/07/25 9,954,399
3,250,000 DH Europe Finance II Sarl 2 .200 11/15/24 3,124,500
117,000 (d) Take-Two Interactive Software, Inc 3 .300 03/28/24 115,409
6,875,000 Warnermedia Holdings, Inc 3 .638 03/15/25 6,630,868
TOTAL MEDIA & ENTERTAINMENT 31,460,131
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 0 .9%
4,600,000 Amgen, Inc 5 .150 03/02/28 4,524,081
8,000,000 Pfizer Investment Enterprises Pte Ltd 4 .450 05/19/28 7,712,923
1,668,000 Takeda Pharmaceutical Co Ltd 4 .400 11/26/23 1,664,026
1,045,000 Teva Pharmaceutical Finance Netherlands III BV 4 .750 05/09/27 958,822
3,000,000 Zoetis, Inc 5 .400 11/14/25 2,987,136
TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES 17,846,988
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 0 .7%
5,000,000 NVIDIA Corp 0 .584 06/14/24 4,826,753
3,000,000 (c) SK Hynix, Inc 1 .500 01/19/26 2,695,490
3,000,000 (c) SK Hynix, Inc 6 .375 01/17/28 2,994,753
1,075,000 TSMC Arizona Corp 1 .750 10/25/26 964,364
1,325,000 TSMC Arizona Corp 3 .875 04/22/27 1,261,672
TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT 12,743,032
SOFTWARE & SERVICES - 0 .5%
5,000,000 Adobe, Inc 1 .900 02/01/25 4,776,368
925,000 (c) NortonLifeLock, Inc 6 .750 09/30/27 906,837
3,100,000 Oracle Corp 5 .800 11/10/25 3,111,620
TOTAL SOFTWARE & SERVICES 8,794,825
TELECOMMUNICATION SERVICES - 0 .9%
5,500,000 AT&T, Inc 1 .700 03/25/26 4,990,381
2,400,000 (c) KT Corp 4 .000 08/08/25 2,327,291
4,800,000 T-Mobile USA, Inc 3 .750 04/15/27 4,485,214
5,500,000 Verizon Communications, Inc 2 .100 03/22/28 4,724,171
TOTAL TELECOMMUNICATION SERVICES 16,527,057
TRANSPORTATION - 0 .5%
5,000,000 Canadian Pacific Railway Co 1 .350 12/02/24 4,740,121
2,000,000 (c) Grupo Aeromexico SAB de C.V. 8 .500 03/17/27 1,873,000
3,400,000 (c) Misc Capital Two Labuan Ltd 3 .625 04/06/25 3,271,208
TOTAL TRANSPORTATION 9,884,329
UTILITIES - 1 .3%
3,000,000 Dominion Energy, Inc 3 .300 03/15/25 2,890,844
5,000,000 Florida Power & Light Co 4 .400 05/15/28 4,821,244
1,575,000 NextEra Energy Capital Holdings, Inc 4 .900 02/28/28 1,524,331
2,000,000 (c) Tengizchevroil Finance Co International Ltd 2 .625 08/15/25 1,803,296
10,000,000 WEC Energy Group, Inc 4 .750 01/09/26 9,795,873
3,300,000 WEC Energy Group, Inc 5 .600 09/12/26 3,299,457
TOTAL UTILITIES 24,135,045
TOTAL CORPORATE BONDS 649,008,262
(Cost $667,443,043)

Short-Term Bond Fund September 30, 2023

See Notes to Financial Statements
Portfolio of Investments
(continued)
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
GOVERNMENT BONDS - 41 .1%
AGENCY SECURITIES - 3 .2%
$ 20,036,250 Federal Home Loan Bank (FHLB) 1 .000% 03/23/26 $ 18,088,308
30,226,005 (b) Federal Home Loan Mortgage Corp (FHLMC) 5 .500 10/01/38 29,906,263
6,792,799 Federal National Mortgage Association (FNMA) 5 .500 09/01/38 6,721,273
1,755,000 Montefiore Medical Center 2 .152 10/20/26 1,656,097
2,631,579 Reliance Industries Ltd 1 .870 01/15/26 2,479,442
2,500,000 Reliance Industries Ltd 2 .060 01/15/26 2,374,663
TOTAL AGENCY SECURITIES 61,226,046
FOREIGN GOVERNMENT BONDS - 3 .5%
2,500,000 (d) Brazilian Government International Bond 2 .875 06/06/25 2,372,564
6,250,000 (c) Central American Bank for Economic Integration 5 .000 02/09/26 6,132,286
1,500,000 (c) Egypt Government International Bond 4 .550 11/20/23 1,473,396
500,050 (c) Honduras Government International Bond 7 .500 03/15/24 497,500
1,000,000 (c) Hungary Government International Bond 6 .125 05/22/28 996,310
2,800,000 (c) Korea Hydro & Nuclear Power Co Ltd 1 .250 04/27/26 2,503,646
12,000,000 (a) Kreditanstalt fuer Wiederaufbau SOFR + 1.000% 6 .341 02/12/24 12,039,277
300,000 (c) Magyar Export-Import Bank Zrt 6 .125 12/04/27 294,900
4,350,000 Mexico Government International Bond 3 .750 01/11/28 4,024,749
3,000,000 (c) Morocco Government International Bond 2 .375 12/15/27 2,576,880
1,130,000 (c) Morocco Government International Bond 5 .950 03/08/28 1,113,050
3,575,000 (c) OPEC Fund for International Development 4 .500 01/26/26 3,491,466
3,400,000 (c) Perusahaan Penerbit SBSN Indonesia III 3 .900 08/20/24 3,344,751
4,250,000 Peruvian Government International Bond 4 .125 08/25/27 4,047,163
900,000 Philippine Government International Bond 2 .457 05/05/30 749,771
3,000,000 (c) Qatar Government International Bond 3 .375 03/14/24 2,963,862
4,000,000 (c) Qatar Government International Bond 4 .000 03/14/29 3,807,368
6,800,000 Republic of Italy Government International Bond 2 .375 10/17/24 6,543,722
2,000,000 (c) Republic of Uzbekistan International Bond 4 .750 02/20/24 1,974,840
1,000,000 (c) Romanian Government International Bond 6 .625 02/17/28 1,011,640
5,200,000 (c) Saudi Government International Bond 3 .250 10/26/26 4,875,000
TOTAL FOREIGN GOVERNMENT BONDS 66,834,141
MORTGAGE BACKED - 4 .8%
6,569,730 Government National Mortgage Association (GNMA) 2 .000 05/15/31 5,774,488
17,155,038 GNMA 1 .730 07/15/37 14,080,421
20,126,398 GNMA 4 .250 09/15/38 20,030,571
5,206,025 (a),(c) Structured Agency Credit Risk Debt Note (STACR) 30 D AVG SOFR + 2.250% 7 .565 08/25/33 5,234,936
6,039,745 (a),(c) STACR 30 D AVG SOFR + 2.300% 7 .615 08/25/33 6,092,557
18,165,000 (a),(c) STACR 30 D AVG SOFR + 1.500% 6 .815 10/25/41 17,927,169
460,000 (a),(c) STACR 30 D AVG SOFR + 2.900% 8 .215 04/25/42 470,870
20,000,000 (a),(c) STACR 30 D AVG SOFR + 3.350% 8 .665 05/25/42 20,773,730
1,055,000 (a),(c) STACR 30 D AVG SOFR + 4.000% 9 .315 07/25/42 1,098,934
TOTAL MORTGAGE BACKED 91,483,676
MUNICIPAL BONDS - 0 .6%
11,755,000 City of New York NY 2 .280 08/01/25 11,095,044
TOTAL MUNICIPAL BONDS 11,095,044
U.S. TREASURY SECURITIES - 29 .0%
55,000,000 United States Treasury Note 1 .750 03/15/25 52,301,562
126,922,000 United States Treasury Note 3 .875 03/31/25 124,398,434
21,185,000 United States Treasury Note 3 .875 04/30/25 20,753,852
24,745,000 United States Treasury Note 5 .000 08/31/25 24,694,737
70,000,000 United States Treasury Note 3 .000 09/30/25 67,284,766
80,000,000 United States Treasury Note 3 .000 10/31/25 76,818,750
20,000,000 United States Treasury Note 2 .875 11/30/25 19,132,812
27,000,000 United States Treasury Note 0 .500 02/28/26 24,308,438
13,091,000 United States Treasury Note 3 .625 05/15/26 12,689,577
47,000,000 United States Treasury Note 1 .500 08/15/26 42,841,602

See Notes to Financial Statements
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
U.S. TREASURY SECURITIES—continued
$ 5,552,000 United States Treasury Note 4 .625% 09/15/26 $ 5,524,674
15,000,000 United States Treasury Note 0 .500 06/30/27 12,850,195
49,000,000 United States Treasury Note 0 .625 11/30/27 41,552,383
15,686,000 United States Treasury Note 3 .625 03/31/28 15,037,727
5,583,000 United States Treasury Note 4 .375 08/31/28 5,527,606
10,000,000 United States Treasury Note 3 .625 03/31/30 9,432,422
TOTAL U.S. TREASURY SECURITIES 555,149,537
TOTAL GOVERNMENT BONDS 785,788,444
(Cost $804,840,128)
STRUCTURED ASSETS - 21 .7%
ASSET BACKED - 7 .9%
66,322 Aames Mortgage Trust (Step Bond) 7 .396 06/25/32 63,450
Series - 2002 1 (Class A3)
55,677 (c) Asset Backed Funding Corp NIM Trust 5 .900 07/26/35 1
Series - 2005 WMC1 (Class N1)
793,066 (a) Asset Backed Securities Corp Home Equity Loan Trust
Series
CME Term SOFR 1 Month +
1.764%
7 .097 03/15/32 787,130
Series - 2002 HE1 (Class M1)
1,917,079 (c) Capital Automotive REIT 1 .440 08/15/51 1,658,340
Series - 2021 1A (Class A1)
2,107,509 (c) Capital Automotive REIT 1 .920 08/15/51 1,808,062
Series - 2021 1A (Class A3)
8,600,000 CarMax Auto Owner Trust 0 .740 10/15/26 7,937,812
Series - 2021 1 (Class B)
7,000,000 CarMax Auto Owner Trust 1 .000 03/15/27 6,352,721
Series - 2021 3 (Class B)
1,007 Centex Home Equity 5 .540 01/25/32 967
Series - 2002 A (Class AF6)
43,126 (a) Centex Home Equity CME Term SOFR 1 Month +
0.759%
6 .079 03/25/34 41,494
Series - 2004 B (Class M1)
9,579,164 (c) CF Hippolyta LLC 1 .690 07/15/60 8,701,267
Series - 2020 1 (Class A1)
122,341 (a) Chase Funding Mortgage Loan Asset-Backed
Certificates
5 .700 02/26/35 107,582
Series - 2004 2 (Class 1M2)
2,540,000 CNH Equipment Trust 0 .900 01/16/29 2,306,031
Series - 2021 B (Class B)
6,681,000 (c) DB Master Finance LLC 2 .045 11/20/51 5,848,380
Series - 2021 1A (Class A2I)
10,752,500 (c) Domino's Pizza Master Issuer LLC 2 .662 04/25/51 9,064,755
Series - 2021 1A (Class A2I)
1,133,451 (c) FCI Funding LLC 1 .130 04/15/33 1,099,946
Series - 2021 1A (Class A)
1,965,612 (c) FNA VI LLC 1 .350 01/10/32 1,792,084
Series - 2021 1A (Class A)
4,500,000 Ford Credit Auto Owner Trust 0 .700 10/15/26 4,179,009
Series - 2021 A (Class B)
1,500,000 (c) Ford Credit Auto Owner Trust 1 .610 10/17/33 1,337,322
Series - 2021 1 (Class B)
3,350,000 GM Financial Consumer Automobile Receivables Trust 0 .750 05/17/27 3,143,182
Series - 2021 1 (Class B)
6,100,000 (a),(c) MSCG Trust 3 .577 06/07/35 5,334,775
Series - 2015 ALDR (Class C)
2,373,844 (c) Navient Private Education Refi Loan Trust 0 .840 05/15/69 2,053,406
Series - 2021 A (Class A)
1,943,029 (c) Oportun Funding XIV LLC 1 .210 03/08/28 1,867,521
Series - 2021 A (Class A)
2,000,000 (c) Oportun Issuance Trust 1 .960 05/08/31 1,818,213
Series - 2021 B (Class B)

Short-Term Bond Fund September 30, 2023

See Notes to Financial Statements
Portfolio of Investments
(continued)
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
ASSET BACKED—continued
$ 687,768 (a) Park Place Securities, Inc CME Term SOFR 1 Month +
1.359%
6 .679% 01/25/36 $ 671,319
Series - 2005 WCH1 (Class M4)
5,000,000 (c) PFS Financing Corp 1 .570 10/15/25 4,983,620
Series - 2020 E (Class B)
7,000,000 (c) PFS Financing Corp 0 .710 04/15/26 6,797,352
Series - 2021 A (Class A)
7,620,000 (a),(c) PNMSR 2018-GT1 A Mtge LIBOR 1 M + 3.850% 9 .284 02/25/25 7,632,326
Series - 2018 GT1 (Class A)
5,050,000 (a),(c) PNMSR 2018-GT1 A Mtge LIBOR 1 M + 2.650% 8 .084 08/25/25 5,054,725
Series - 2018 GT2 (Class A)
5,500,000 (c) Santander Consumer Auto Receivables Trust 0 .710 08/17/26 5,181,106
Series - 2021 AA (Class B)
6,444,853 SCE Recovery Funding LLC 0 .861 11/15/31 5,351,875
Series - 2021 A-1 (Class A)
2,376,150 (c) ServiceMaster Funding LLC 2 .841 10/30/51 2,006,466
Series - 2020 1 (Class A2I)
5,620,625 (c) SERVPRO Master Issuer LLC 2 .394 04/25/51 4,639,607
Series - 2021 1A (Class A2)
1,322,934 (c) Sierra Timeshare Receivables Funding LLC 0 .990 11/20/37 1,235,131
Series - 2021 1A (Class A)
18,306 (c) SoFi Professional Loan Program LLC 2 .630 07/25/40 18,179
Series - 2017 C (Class A2B)
12,615,300 (c) Taco Bell Funding LLC 1 .946 08/25/51 10,908,046
Series - 2021 1A (Class A2I)
5,000,000 (c) Tesla Auto Lease Trust 1 .020 03/20/25 4,963,354
Series - 2021 A (Class B)
10,185,000 Verizon Master Trust 0 .890 05/20/27 9,825,542
Series - 2021 1 (Class C)
10,000,000 Verizon Owner Trust 0 .680 02/20/25 9,972,277
Series - 2020 B (Class B)
5,679,275 (c) Wendy's Funding LLC 2 .370 06/15/51 4,663,008
Series - 2021 1A (Class A2I)
TOTAL ASSET BACKED 151,207,383
OTHER MORTGAGE BACKED - 13 .8%
1,797,387 (a),(c) ACRE Commercial Mortgage Ltd SOFR 1 M + 0.944% 6 .275 12/18/37 1,785,829
Series - 2021 FL4 (Class A)
5,242,000 (a),(c) Angel Oak Mortgage Trust 3 .161 12/25/59 4,442,752
Series - 2020 1 (Class M1)
2,500,000 (a),(c) Ashford Hospitality Trust LIBOR 1 M + 2.922% 2 .860 06/15/35 2,332,268
Series - 2018 KEYS (Class D)
7,500,000 (a),(c) BAMLL Commercial Mortgage Securities Trust SOFR 1 M + 2.150% 7 .483 01/15/39 7,237,789
Series - 2022 DKLX (Class C)
4,119,000 (a),(c) BBCMS Trust CME Term SOFR 1 Month +
1.297%
6 .630 07/15/37 4,053,233
Series - 2018 CBM (Class A)
179,846 (a),(c) BHP Trust CME Term SOFR 1 Month +
1.022%
6 .355 08/15/36 178,938
Series - 2019 BXHP (Class A)
2,975,000 (a),(c) BX Commercial Mortgage Trust LIBOR 1 M + 2.114% 2 .110 10/15/36 2,945,228
Series - 2019 XL (Class F)
3,060,000 (a),(c) BX Commercial Mortgage Trust CME Term SOFR 1 Month +
1.364%
6 .697 10/15/36 3,038,338
Series - 2019 XL (Class C)
4,892,694 (a),(c) BX Commercial Mortgage Trust CME Term SOFR 1 Month +
0.984%
6 .317 06/15/38 4,775,658
Series - 2021 SOAR (Class B)
3,909,651 (a),(c) BX Commercial Mortgage Trust CME Term SOFR 1 Month +
1.112%
6 .444 10/15/38 3,811,968
Series - 2021 XL2 (Class B)

See Notes to Financial Statements
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
OTHER MORTGAGE BACKED—continued
$ 6,607,310 (a),(c) BX Commercial Mortgage Trust SOFR 1 M + 1.312% 6 .644% 10/15/38 $ 6,426,781
Series - 2021 XL2 (Class C)
1,172,895 (a),(c) BX Commercial Mortgage Trust SOFR 1 M + 1.960% 7 .292 10/15/38 1,131,203
Series - 2021 XL2 (Class E)
1,000,000 (a),(c) BX Commercial Mortgage Trust SOFR 1 M + 1.840% 7 .172 01/17/39 983,135
Series - 2022 AHP (Class B)
1,215,104 (a),(c) BX TRUST CME Term SOFR 1 Month +
1.562%
6 .894 02/15/39 1,173,231
Series - 2022 LP2 (Class C)
3,260,620 (a),(c) Chase Mortgage Trust 3 .750 12/25/45 2,855,461
Series - 2016 SH2 (Class M2)
15,128 Citicorp Mortgage Securities Trust 5 .500 02/25/26 14,673
Series - 2006 1 (Class 5A1)
1,490,000 Citigroup Commercial Mortgage Trust 3 .863 07/10/47 1,432,482
Series - 2014 GC23 (Class AS)
3,000,000 (c) COMM Mortgage Trust 3 .376 01/10/39 2,379,485
Series - 2022 HC (Class C)
1,698,584 (c) COMM Mortgage Trust 3 .397 03/10/46 1,440,399
Series - 2013 CR6 (Class B)
1,643,859 (a) COMM Mortgage Trust 4 .672 02/10/47 1,339,138
Series - 2014 CR14 (Class C)
3,879,904 COMM Mortgage Trust 4 .701 03/10/47 3,800,627
Series - 2014 UBS2 (Class B)
1,422,184 (a) COMM Mortgage Trust 4 .947 03/10/47 1,360,819
Series - 2014 UBS2 (Class C)
6,000,000 COMM Mortgage Trust 4 .377 05/10/47 5,463,455
Series - 2014 CR17 (Class B)
2,500,000 COMM Mortgage Trust 4 .012 06/10/47 2,435,818
Series - 2014 UBS3 (Class AM)
1,000,000 (a),(c) COMM Mortgage Trust 4 .697 08/10/47 858,420
Series - 2014 CR19 (Class D)
2,000,000 (a) COMM Mortgage Trust 4 .703 08/10/47 1,888,860
Series - 2014 CR19 (Class B)
1,188,400 (a) COMM Mortgage Trust 4 .853 08/10/47 1,091,966
Series - 2014 CR19 (Class C)
1,012,000 (a) COMM Mortgage Trust 4 .443 05/10/48 886,225
Series - 2015 CR23 (Class C)
4,115,000 (a) COMM Mortgage Trust 4 .466 07/10/48 3,819,120
Series - 2015 LC21 (Class B)
3,000,000 (a) COMM Mortgage Trust 3 .463 08/10/48 2,390,079
Series - 2015 CR24 (Class D)
4,170,000 (a) COMM Mortgage Trust 4 .667 08/10/48 3,887,173
Series - 2015 CR25 (Class B)
2,500,000 (a) COMM Mortgage Trust 4 .614 10/10/48 2,278,076
Series - 2015 CR26 (Class B)
9,372,346 (a),(c) Connecticut Avenue Securities Trust 30 D AVG SOFR + 1.550% 6 .865 10/25/41 9,361,144
Series - 2021 R01 (Class 1M2)
6,938,903 (a),(c) Connecticut Avenue Securities Trust 30 D AVG SOFR + 0.850% 6 .165 12/25/41 6,885,844
Series - 2021 R03 (Class 1M1)
285,000 (a),(c) Connecticut Avenue Securities Trust 30 D AVG SOFR + 1.900% 7 .215 12/25/41 280,162
Series - 2022 R01 (Class 1M2)
4,490,000 (a),(c) Connecticut Avenue Securities Trust 30 D AVG SOFR + 3.100% 8 .415 03/25/42 4,563,963
Series - 2022 R04 (Class 1M2)
6,120,000 (a),(c) Connecticut Avenue Securities Trust 30 D AVG SOFR + 4.650% 9 .965 06/25/42 6,527,982
Series - 2022 R07 (Class 1M2)
3,795,000 (a),(c) Connecticut Avenue Securities Trust 30 D AVG SOFR + 4.750% 10 .065 09/25/42 4,099,278
Series - 2022 R09 (Class 2M2)
5,230,000 (a),(c) Connecticut Avenue Securities Trust 30 D AVG SOFR + 3.750% 9 .065 12/25/42 5,498,359
Series - 2023 R01 (Class 1M2)
2,523,039 (c) Credit Suisse Commercial Mortgage Trust 3 .304 09/15/37 2,111,413
Series - 2014 USA (Class A1)

Short-Term Bond Fund September 30, 2023

See Notes to Financial Statements
Portfolio of Investments
(continued)
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
OTHER MORTGAGE BACKED—continued
$ 4,139,701 (a),(c) Credit Suisse Mortgage Capital Certificates CME Term SOFR 1 Month +
1.027%
6 .360% 05/15/36 $ 4,135,973
Series - 2019 ICE4 (Class A)
1,400,000 (c) CSMC 2 .816 08/15/37 1,261,673
Series - 2020 NET (Class B)
2,131,720 (c) CSMC Trust 1 .414 05/25/65 1,905,637
Series - 2020 NQM1 (Class A2)
16,879 Deutsche Mortgage Securities, Inc Mortgage Loan Trust
(Step Bond)
5 .940 07/25/34 16,391
Series - 2004 5 (Class A5B)
2,598,000 (a),(c) GS Mortgage Securities Corp II 4 .688 02/10/46 2,228,814
Series - 2013 GC10 (Class D)
1,750,000 (a),(c) GS Mortgage Securities Corp Trust SOFR 1 M + 2.864% 8 .197 11/15/36 1,634,558
Series - 2021 ARDN (Class D)
1,385,306 (a),(c) GS Mortgage Securities Trust SOFR 1 M + 1.143% 6 .483 10/15/31 1,374,421
Series - 2018 HART (Class A)
1,321,000 (a),(c) GS Mortgage Securities Trust 3 .349 07/10/52 1,289,079
Series - 2019 GC40 (Class DBA)
9,000,000 (a),(c) GS Mortgage Securities Trust 3 .501 07/10/52 8,781,181
Series - 2019 GC40 (Class DBB)
5,000,000 (a),(c) GS Mortgage Securities Trust 3 .668 07/10/52 4,878,455
Series - 2019 GC40 (Class DBC)
3,018,009 (a),(c) GS Mortgage-Backed Securities Corp Trust 3 .000 03/27/51 2,427,080
Series - 2020 PJ5 (Class A4)
289,787 IMC Home Equity Loan Trust (Step Bond) 5 .432 08/20/29 275,457
Series - 1998 3 (Class A7)
55,831 (a) Impac CMB Trust SOFR 1 M + 0.774% 6 .094 03/25/35 51,407
Series - 2004 11 (Class 2A1)
4,724,484 (a),(c) JP Morgan Chase Commercial Mortgage Securities
Corp
CME Term SOFR 1 Month +
0.914%
6 .246 04/15/38 4,674,776
Series - 2021 MHC (Class A)
1,138,954 (a),(c) JP Morgan Chase Commercial Mortgage Securities
Trust
5 .013 02/15/46 1,063,480
Series - 2011 C3 (Class B)
2,300,000 JP Morgan Chase Commercial Mortgage Securities
Trust
2 .870 08/15/49 2,077,536
Series - 2016 JP3 (Class A5)
54,618 (a),(c) JP Morgan Mortgage Trust SOFR 1 M + 1.064% 6 .379 10/25/49 52,818
Series - 2019 INV1 (Class A11)
91,326 JPMBB Commercial Mortgage Securities Trust 3 .657 09/15/47 90,014
Series - 2014 C23 (Class ASB)
4,700,000 (a) JPMBB Commercial Mortgage Securities Trust 4 .629 09/15/47 4,460,632
Series - 2014 C23 (Class B)
1,570,000 JPMBB Commercial Mortgage Securities Trust 4 .106 08/15/48 1,467,956
Series - 2015 C31 (Class AS)
5,000,000 (a) JPMBB Commercial Mortgage Securities Trust 4 .776 08/15/48 3,965,241
Series - 2015 C31 (Class C)
1,200,000 (a) JPMBB Commercial Mortgage Securities Trust 4 .776 08/15/48 1,002,766
Series - 2015 C31 (Class B)
2,000,000 (a) JPMCC Commercial Mortgage Securities Trust 3 .904 03/15/50 1,493,198
Series - 2017 JP5 (Class C)
3,689,964 (a),(c) MHC Commercial Mortgage Trust CME Term SOFR 1 Month +
0.915%
6 .247 04/15/38 3,642,924
Series - 2021 MHC (Class A)
4,612,455 (a),(c) MHC Commercial Mortgage Trust CME Term SOFR 1 Month +
1.215%
6 .547 04/15/38 4,543,397
Series - 2021 MHC (Class B)
1,784,328 (c) Morgan Stanley Bank of America Merrill Lynch Trust 3 .989 12/15/46 1,637,898
Series - 2014 C19 (Class LNC1)
6,770,000 (a) Morgan Stanley Bank of America Merrill Lynch Trust 5 .032 02/15/47 6,706,509
Series - 2014 C14 (Class B)

See Notes to Financial Statements
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
OTHER MORTGAGE BACKED—continued
$ 5,000,000 (a) Morgan Stanley Bank of America Merrill Lynch Trust 4 .000% 12/15/47 $ 4,673,267
Series - 2014 C19 (Class B)
2,242,584 (a),(c) Morgan Stanley Capital I Inc SOFR 1 M + 1.491% 6 .824 11/15/23 2,178,862
Series - 2021 ILP (Class C)
2,500,000 (c) MRCD Mortgage Trust 2 .718 12/15/36 1,538,041
Series - 2019 PARK (Class D)
2,500,000 (c) MRCD Mortgage Trust 2 .718 12/15/36 1,469,991
Series - 2019 PARK (Class E)
7,530,000 (a),(c) MTN Commercial Mortgage Trust CME Term SOFR 1 Month +
1.896%
7 .236 03/15/39 7,421,805
Series - 2022 LPFL (Class B)
8,064,144 (a),(c) Natixis Commercial Mortgage Securities Trust SOFR 1 M + 1.579% 5 .915 07/15/36 7,377,694
Series - 2019 MILE (Class A)
7,500,000 (a),(c) Natixis Commercial Mortgage Securities Trust SOFR 1 M + 2.279% 7 .612 07/15/36 6,086,288
Series - 2019 MILE (Class C)
351,744 (c) Natixis Commercial Mortgage Securities Trust 2 .966 12/15/38 307,965
Series - 2020 2PAC (Class A)
290,440 (a),(c) New Residential Mortgage Loan Trust 3 .750 11/25/54 261,402
Series - 2014 3A (Class AFX3)
469,542 (a),(c) New Residential Mortgage Loan Trust 3 .750 03/25/56 429,905
Series - 2016 1A (Class A1)
807,031 (a),(c) New Residential Mortgage Loan Trust 4 .000 12/25/57 752,940
Series - 2018 1A (Class A1A)
670,594 (a),(c) OBX Trust SOFR 1 M + 0.764% 4 .658 06/25/57 638,668
Series - 2018 1 (Class A2)
3,329,213 (a),(c) OPG Trust CME Term SOFR 1 Month +
0.827%
0 .803 10/15/36 3,233,175
Series - 2021 PORT (Class B)
2,000,000 (a),(c) PKHL Commercial Mortgage Trust CME Term SOFR 1 Month +
2.114%
7 .447 07/15/38 1,657,328
Series - 2021 MF (Class D)
2,000,000 (c) RBS Commercial Funding, Inc Trust 3 .511 03/11/31 1,767,604
Series - 2013 SMV (Class B)
7,886,000 (a),(c) RLGH Trust CME Term SOFR 1 Month +
1.279%
6 .612 04/15/36 7,632,956
Series - 2021 TROT (Class B)
3,710,899 (a),(c) SMR Mortgage Trust SOFR 1 M + 2.400% 7 .732 02/15/39 3,519,556
Series - 2022 IND (Class B)
2,000,000 (a),(c) SREIT Trust SOFR 1 M + 1.286% 6 .618 11/15/36 1,962,575
Series - 2021 MFP2 (Class B)
517,748 (a) Structured Adjustable Rate Mortgage Loan Trust CME Term SOFR 1 Month +
0.484%
5 .804 07/25/34 510,991
Series - 2004 9XS (Class A)
2,909,351 (c) Verus Securitization Trust 2 .417 01/25/60 2,753,451
Series - 2020 1 (Class A1)
2,741,664 (c) Verus Securitization Trust 2 .724 01/25/60 2,567,033
Series - 2020 1 (Class A3)
1,320,005 (c) Verus Securitization Trust 2 .321 05/25/65 1,215,621
Series - 2020 4 (Class A3)
7,604,006 (a),(c) Verus Securitization Trust 2 .240 10/25/66 6,095,943
Series - 2021 7 (Class A3)
279,345 (a) WFRBS 3 .910 05/15/45 267,787
Series - 2013 C13 (Class C)
3,000,000 (a) WFRBS Commercial Mortgage Trust 4 .139 03/15/45 2,439,948
Series - 2013 C11 (Class C)
1,282,000 (a) WFRBS Commercial Mortgage Trust 4 .387 12/15/46 1,268,964
Series - 2013 C18 (Class AS)

Short-Term Bond Fund September 30, 2023

See Notes to Financial Statements
Portfolio of Investments
(continued)
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
OTHER MORTGAGE BACKED—continued
$ 2,500,000 (a) WFRBS Commercial Mortgage Trust 4 .204% 11/15/47 $ 2,150,404
Series - 2014 C24 (Class B)
TOTAL OTHER MORTGAGE BACKED 262,586,207
TOTAL STRUCTURED ASSETS 413,793,590
(Cost $444,447,710)
TOTAL LONG-TERM INVESTMENTS 1,889,422,232
(Cost $1,957,358,306)
REFERENCERATE & SPREAD
SHORT-TERM INVESTMENTS - 1.3%
GOVERNMENT AGENCY DEBT - 0 .3%
$ 5,000,000 Federal Home Loan Bank (FHLB) 0 .000 11/02/23 4,977,957
TOTAL GOVERNMENT AGENCY DEBT 4,977,957
REPURCHASE AGREEMENT - 0 .9%
18,163,000 (e) Fixed Income Clearing Corp (FICC) 5 .300 10/02/23 18,163,000
TOTAL REPURCHASE AGREEMENT 18,163,000
TREASURY DEBT - 0 .1%
2,000,000 United States Treasury Bill 0 .000 11/02/23 1,990,889
TOTAL TREASURY DEBT 1,990,889
TOTAL SHORT-TERM INVESTMENTS 25,131,846
(Cost $25,130,133)
SHARES
EXP
INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING - 0.5%
8,497,333 (f) State Street Navigator Securities Lending Government
Money Market Portfolio
5 .360 8,497,333
TOTAL INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING 8,497,333
(Cost $8,497,333)
TOTAL INVESTMENTS - 100.6% 1,923,051,411
(Cost $1,990,985,772)
OTHER ASSETS & LIABILITIES, NET - (0.6)% (10,601,607)
NET ASSETS - 100.0% $ 1,912,449,804
AVG Average
CME Chicago Mercantile Exchange
D Day
LIBOR London Interbank Offered Rate
M Month
REIT Real Estate Investment Trust
SOFR Secure Overnight Financing Rate
(a) Floating or variable rate security includes the reference rate and spread, unless the variable rate is based on the underlying asset of the security. Coupon rate reflects the rate at period end.
(b)
When-issued or delayed delivery security.
(c) Security is exempt from registration under Rule 144(A) of the Securities Act of 1933, as amended. These securities are deemed liquid and may be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
(d)
All or a portion of these securities are out on loan. The aggregate value of securities on loan is $8,207,241.
(e) Agreement with Fixed Income Clearing Corp (FICC), 5.300% dated 9/29/23 to be repurchased at $18,163,000 on 10/2/23, collateralized by Government Agency
Securities, with coupon rate 4.625% and maturity date 9/15/26, valued at $18,526,302.
(f)
Investments made with cash collateral received from securities on loan.

See Notes to Financial Statements
Futures Contracts - Long
Description
Number of
Contracts
Expiration
Date
Notional
Amount Value
Unrealized
Appreciation
(Depreciation)
U.S. Treasury 2-Year Note 769 12/29/23  $ 156,212,325 $ 155,884,711 $ (327,614)

Short-Term Bond Index Fund September 30, 2023
Portfolio of Investments

See Notes to Financial Statements
(Unaudited)
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
LONG-TERM INVESTMENTS - 99.2%
CORPORATE BONDS - 25 .9%
AUTOMOBILES & COMPONENTS - 0 .8%
$ 500,000 American Honda Finance Corp 1 .500% 01/13/25 $ 474,292
500,000 American Honda Finance Corp 4 .750 01/12/26 492,126
300,000 American Honda Finance Corp 5 .250 07/07/26 298,146
400,000 Aptiv plc 2 .396 02/18/25 380,592
1,000,000 General Motors Financial Co, Inc 1 .050 03/08/24 977,728
400,000 General Motors Financial Co, Inc 1 .200 10/15/24 380,177
1,000,000 General Motors Financial Co, Inc 2 .900 02/26/25 954,065
750,000 General Motors Financial Co, Inc 3 .800 04/07/25 722,915
1,000,000 General Motors Financial Co, Inc 6 .050 10/10/25 995,573
700,000 General Motors Financial Co, Inc 5 .400 04/06/26 685,517
1,000,000 General Motors Financial Co, Inc 1 .500 06/10/26 883,599
1,000,000 Honda Motor Co Ltd 2 .271 03/10/25 952,921
750,000 J Paul Getty Trust 0 .391 01/01/24 739,158
300,000 Magna International, Inc 4 .150 10/01/25 290,781
500,000 Toyota Motor Corp 5 .275 07/13/26 498,982
300,000 Toyota Motor Credit Corp 4 .800 01/10/25 297,168
500,000 Toyota Motor Credit Corp 1 .450 01/13/25 474,736
1,250,000 Toyota Motor Credit Corp 3 .950 06/30/25 1,216,421
300,000 Toyota Motor Credit Corp 3 .650 08/18/25 290,188
300,000 Toyota Motor Credit Corp 5 .600 09/11/25 300,429
500,000 Toyota Motor Credit Corp 5 .400 11/10/25 499,765
1,000,000 Toyota Motor Credit Corp 4 .450 05/18/26 977,804
300,000 Toyota Motor Credit Corp 5 .000 08/14/26 297,048
TOTAL AUTOMOBILES & COMPONENTS 14,080,131
BANKS - 7 .7%
500,000 Australia & New Zealand Banking Group Ltd 5 .375 07/03/25 498,075
500,000 (a) Australia & New Zealand Banking Group Ltd 5 .671 10/03/25 500,286
1,000,000 Australia & New Zealand Banking Group Ltd 5 .088 12/08/25 990,246
600,000 Banco Santander S.A. 3 .496 03/24/25 576,717
600,000 Banco Santander S.A. 2 .746 05/28/25 565,066
1,000,000 Banco Santander S.A. 5 .147 08/18/25 979,003
600,000 Banco Santander S.A. 5 .179 11/19/25 583,642
1,000,000 Bank of America Corp 2 .456 10/22/25 960,343
2,500,000 Bank of America Corp 1 .530 12/06/25 2,360,591
500,000 Bank of America Corp 3 .384 04/02/26 478,548
500,000 Bank of America Corp 1 .319 06/19/26 458,537
1,500,000 Bank of America Corp 4 .827 07/22/26 1,462,334
1,250,000 Bank of America Corp 1 .197 10/24/26 1,130,364
1,855,000 Bank of America Corp 5 .080 01/20/27 1,813,175
1,000,000 Bank of America Corp 1 .658 03/11/27 897,193
1,500,000 Bank of America Corp 3 .559 04/23/27 1,407,266
1,000,000 Bank of America Corp 1 .734 07/22/27 886,159
1,000,000 Bank of America Corp 5 .933 09/15/27 992,567
1,000,000 Bank of America NA 5 .650 08/18/25 997,392
1,500,000 Bank of America NA 5 .526 08/18/26 1,492,721
500,000 Bank of Montreal 5 .200 12/12/24 495,654
500,000 Bank of Montreal 1 .500 01/10/25 472,625
250,000 Bank of Montreal 3 .700 06/07/25 240,956
500,000 Bank of Montreal 5 .920 09/25/25 498,899
500,000 Bank of Montreal 5 .300 06/05/26 493,265
250,000 Bank of Montreal 1 .250 09/15/26 219,748
500,000 Bank of New York Mellon 5 .148 05/22/26 495,302
500,000 Bank of Nova Scotia 5 .250 12/06/24 495,400

See Notes to Financial Statements
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
BANKS—continued
$ 500,000 Bank of Nova Scotia 1 .450% 01/10/25 $ 472,472
750,000 Bank of Nova Scotia 3 .450 04/11/25 722,125
750,000 Bank of Nova Scotia 5 .450 06/12/25 742,796
1,000,000 Bank of Nova Scotia 4 .750 02/02/26 976,141
300,000 Bank of Nova Scotia 2 .700 08/03/26 276,253
500,000 Bank of Nova Scotia 1 .300 09/15/26 440,112
750,000 Barclays plc 3 .650 03/16/25 722,056
200,000 Barclays plc 2 .852 05/07/26 188,670
500,000 Barclays plc 5 .200 05/12/26 481,695
750,000 Barclays plc 5 .304 08/09/26 734,526
500,000 Barclays plc 7 .325 11/02/26 507,595
1,200,000 Barclays plc 5 .829 05/09/27 1,178,496
500,000 Barclays plc 6 .496 09/13/27 498,674
1,500,000 BHP Billiton Finance USA Ltd 4 .875 02/27/26 1,479,083
100,000 BHP Billiton Finance USA Ltd 5 .250 09/08/26 99,351
1,000,000 CitiBank NA 5 .864 09/29/25 1,000,978
600,000 Citigroup, Inc 1 .281 11/03/25 566,676
1,500,000 Citigroup, Inc 2 .014 01/25/26 1,416,453
1,000,000 Citigroup, Inc 4 .600 03/09/26 965,412
750,000 Citigroup, Inc 3 .290 03/17/26 717,735
600,000 Citigroup, Inc 3 .106 04/08/26 572,589
1,000,000 Citigroup, Inc 5 .610 09/29/26 989,832
2,000,000 Citigroup, Inc 1 .122 01/28/27 1,782,236
1,000,000 Citigroup, Inc 1 .462 06/09/27 883,934
500,000 Citizens Bank NA 6 .064 10/24/25 482,419
500,000 Citizens Bank NA 3 .750 02/18/26 463,019
300,000 Commonwealth Bank of Australia 5 .079 01/10/25 298,162
250,000 Commonwealth Bank of Australia 5 .499 09/12/25 249,547
1,000,000 Commonwealth Bank of Australia 5 .316 03/13/26 996,116
1,000,000 Cooperatieve Rabobank UA 1 .375 01/10/25 946,124
500,000 Cooperatieve Rabobank UA 5 .000 01/13/25 495,499
250,000 Cooperatieve Rabobank UA 5 .500 07/18/25 248,874
750,000 (a) Cooperatieve Rabobank UA 5 .500 10/05/26 747,776
250,000 Discover Bank 5 .974 08/09/28 228,758
500,000 Fifth Third Bank NA 5 .852 10/27/25 491,884
500,000 Fifth Third Bank NA 3 .850 03/15/26 462,480
750,000 FNB Corp 5 .150 08/25/25 726,087
250,000 HSBC Holdings plc 4 .180 12/09/25 243,244
925,000 HSBC Holdings plc 4 .300 03/08/26 888,008
1,000,000 HSBC Holdings plc 2 .999 03/10/26 952,960
500,000 HSBC Holdings plc 1 .645 04/18/26 464,710
750,000 HSBC Holdings plc 2 .099 06/04/26 699,050
1,000,000 HSBC Holdings plc 7 .336 11/03/26 1,020,775
1,350,000 HSBC Holdings plc 1 .589 05/24/27 1,190,366
1,100,000 HSBC Holdings plc 5 .887 08/14/27 1,086,581
1,000,000 HSBC USA, Inc 5 .625 03/17/25 994,079
1,000,000 Huntington National Bank 4 .008 05/16/25 974,773
500,000 Huntington National Bank 5 .699 11/18/25 488,706
400,000 ING Groep NV 4 .100 10/02/23 400,000
500,000 ING Groep NV 3 .869 03/28/26 482,548
250,000 ING Groep NV 1 .726 04/01/27 223,673
200,000 ING Groep NV 6 .083 09/11/27 199,111
500,000 JPMorgan Chase & Co 0 .768 08/09/25 476,242
500,000 JPMorgan Chase & Co 2 .301 10/15/25 479,575
1,500,000 JPMorgan Chase & Co 1 .561 12/10/25 1,417,623
1,000,000 JPMorgan Chase & Co 5 .546 12/15/25 993,028
1,000,000 JPMorgan Chase & Co 2 .595 02/24/26 952,030
750,000 JPMorgan Chase & Co 2 .083 04/22/26 703,954
1,000,000 JPMorgan Chase & Co 4 .080 04/26/26 970,465
1,000,000 JPMorgan Chase & Co 1 .045 11/19/26 898,709
1,000,000 JPMorgan Chase & Co 3 .960 01/29/27 955,841

Short-Term Bond Index Fund September 30, 2023

See Notes to Financial Statements
Portfolio of Investments
(continued)
Portfolio of Investments
(continued)
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
BANKS—continued
$ 1,000,000 JPMorgan Chase & Co 1 .040% 02/04/27 $ 889,954
2,860,000 JPMorgan Chase & Co 1 .578 04/22/27 2,552,355
750,000 KeyBank NA 4 .150 08/08/25 706,282
1,000,000 KeyBank NA 4 .700 01/26/26 948,237
1,000,000 Lloyds Banking Group plc 3 .511 03/18/26 959,069
250,000 Lloyds Banking Group plc 4 .650 03/24/26 239,374
1,000,000 Lloyds Banking Group plc 4 .716 08/11/26 972,472
800,000 Lloyds Banking Group plc 1 .627 05/11/27 709,543
750,000 Lloyds Banking Group plc 5 .985 08/07/27 743,246
500,000 Manufacturers & Traders Trust Co 5 .400 11/21/25 484,862
1,000,000 Manufacturers & Traders Trust Co 4 .650 01/27/26 953,081
600,000 Mitsubishi UFJ Financial Group, Inc 2 .193 02/25/25 568,901
300,000 Mitsubishi UFJ Financial Group, Inc 1 .412 07/17/25 276,757
750,000 Mitsubishi UFJ Financial Group, Inc 5 .063 09/12/25 741,796
1,000,000 Mitsubishi UFJ Financial Group, Inc 5 .719 02/20/26 994,080
300,000 Mitsubishi UFJ Financial Group, Inc 3 .850 03/01/26 286,649
750,000 Mitsubishi UFJ Financial Group, Inc 3 .837 04/17/26 724,191
750,000 Mitsubishi UFJ Financial Group, Inc 5 .541 04/17/26 743,412
500,000 Mitsubishi UFJ Financial Group, Inc 1 .538 07/20/27 442,865
1,000,000 Mizuho Financial Group, Inc 2 .651 05/22/26 942,749
200,000 Mizuho Financial Group, Inc 1 .234 05/22/27 176,495
300,000 Mizuho Financial Group, Inc 1 .554 07/09/27 265,264
1,000,000 Morgan Stanley Bank NA 5 .479 07/16/25 996,417
1,350,000 Morgan Stanley Bank NA 4 .754 04/21/26 1,319,562
500,000 National Australia Bank Ltd 5 .200 05/13/25 496,901
1,000,000 National Australia Bank Ltd 3 .500 06/09/25 966,548
500,000 National Australia Bank Ltd 4 .966 01/12/26 494,064
250,000 National Bank of Canada 5 .250 01/17/25 248,046
1,000,000 NatWest Group plc 7 .472 11/10/26 1,020,110
1,000,000 NatWest Group plc 5 .847 03/02/27 986,965
1,000,000 PNC Bank NA 3 .875 04/10/25 964,464
500,000 PNC Financial Services Group, Inc 5 .671 10/28/25 496,140
500,000 PNC Financial Services Group, Inc 5 .812 06/12/26 496,010
1,000,000 PNC Financial Services Group, Inc 4 .758 01/26/27 972,087
500,000 Royal Bank of Canada 0 .750 10/07/24 474,340
1,000,000 Royal Bank of Canada 1 .600 01/21/25 946,678
1,000,000 Royal Bank of Canada 3 .375 04/14/25 964,789
300,000 Royal Bank of Canada 4 .950 04/25/25 295,655
250,000 Royal Bank of Canada 4 .875 01/12/26 245,350
500,000 Royal Bank of Canada 0 .875 01/20/26 448,378
300,000 Royal Bank of Canada 1 .200 04/27/26 267,558
750,000 Royal Bank of Canada 5 .200 07/20/26 741,818
500,000 Santander Holdings USA, Inc 3 .450 06/02/25 475,550
425,000 Santander Holdings USA, Inc 5 .807 09/09/26 418,003
150,000 Santander Holdings USA, Inc 3 .244 10/05/26 135,880
750,000 Santander UK Group Holdings plc 6 .833 11/21/26 754,201
300,000 Santander UK Group Holdings plc 1 .673 06/14/27 262,409
1,500,000 State Street Corp 1 .746 02/06/26 1,415,478
1,000,000 State Street Corp 5 .104 05/18/26 987,362
500,000 State Street Corp 5 .272 08/03/26 495,303
500,000 State Street Corp 5 .751 11/04/26 498,243
500,000 Sumitomo Mitsui Financial Group, Inc 2 .448 09/27/24 482,889
750,000 Sumitomo Mitsui Financial Group, Inc 1 .474 07/08/25 693,773
500,000 Sumitomo Mitsui Financial Group, Inc 0 .948 01/12/26 447,762
1,500,000 Sumitomo Mitsui Financial Group, Inc 5 .464 01/13/26 1,485,072
500,000 Sumitomo Mitsui Financial Group, Inc 5 .880 07/13/26 499,405
500,000 Synchrony Bank 5 .400 08/22/25 481,887
500,000 (b) Synovus Financial Corp 5 .200 08/11/25 482,783
500,000 Toronto-Dominion Bank 1 .250 12/13/24 473,344
500,000 Toronto-Dominion Bank 1 .450 01/10/25 473,340
750,000 Toronto-Dominion Bank 3 .766 06/06/25 725,392

See Notes to Financial Statements
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
BANKS—continued
$ 500,000 Toronto-Dominion Bank 5 .103% 01/09/26 $ 493,309
500,000 Toronto-Dominion Bank 5 .532 07/17/26 496,356
750,000 Toronto-Dominion Bank 1 .250 09/10/26 660,481
300,000 Toronto-Dominion Bank 3 .625 09/15/31 277,564
500,000 Truist Bank 3 .300 05/15/26 461,032
1,000,000 Truist Bank 2 .636 09/17/29 928,386
1,250,000 Truist Financial Corp 4 .260 07/28/26 1,203,384
750,000 Truist Financial Corp 5 .900 10/28/26 741,723
500,000 Truist Financial Corp 1 .267 03/02/27 443,021
750,000 Truist Financial Corp 6 .047 06/08/27 741,842
500,000 UBS AG. 5 .800 09/11/25 498,055
500,000 US Bancorp 1 .450 05/12/25 466,406
400,000 US Bancorp 2 .375 07/22/26 365,108
1,200,000 US Bancorp 5 .727 10/21/26 1,190,018
500,000 Wells Fargo & Co 2 .406 10/30/25 479,153
1,500,000 Wells Fargo & Co 2 .164 02/11/26 1,415,965
1,670,000 Wells Fargo & Co 3 .000 04/22/26 1,555,592
1,000,000 Wells Fargo & Co 3 .908 04/25/26 963,553
1,000,000 Wells Fargo & Co 2 .188 04/30/26 938,933
1,150,000 Wells Fargo & Co 4 .540 08/15/26 1,116,947
1,000,000 Wells Fargo & Co 3 .000 10/23/26 918,393
1,300,000 Wells Fargo & Co 3 .196 06/17/27 1,207,206
750,000 Wells Fargo Bank NA 5 .550 08/01/25 747,531
700,000 Wells Fargo Bank NA 5 .450 08/07/26 695,314
750,000 Westpac Banking Corp 3 .735 08/26/25 725,668
1,000,000 Westpac Banking Corp 1 .150 06/03/26 894,654
300,000 Westpac Banking Corp 2 .700 08/19/26 278,124
500,000 Westpac Banking Corp 4 .322 11/23/31 463,121
TOTAL BANKS 130,069,189
CAPITAL GOODS - 1 .4%
500,000 3M Co 2 .650 04/15/25 475,499
500,000 AerCap Ireland Capital DAC 3 .150 02/15/24 494,295
500,000 AerCap Ireland Capital DAC 1 .650 10/29/24 475,620
300,000 AerCap Ireland Capital DAC 6 .500 07/15/25 300,346
1,000,000 Air Lease Corp 0 .800 08/18/24 953,464
500,000 Air Lease Corp 2 .875 01/15/26 465,535
750,000 Air Lease Corp 1 .875 08/15/26 666,338
500,000 Boeing Co 4 .875 05/01/25 491,409
300,000 Boeing Co 2 .600 10/30/25 280,325
500,000 Boeing Co 2 .750 02/01/26 467,018
1,500,000 Boeing Co 2 .196 02/04/26 1,377,275
750,000 Boeing Co 3 .100 05/01/26 700,285
500,000 Caterpillar Financial Services Corp 4 .900 01/17/25 496,482
500,000 Caterpillar Financial Services Corp 5 .400 03/10/25 500,698
1,000,000 Caterpillar Financial Services Corp 3 .400 05/13/25 966,868
550,000 Caterpillar Financial Services Corp 5 .150 08/11/25 547,054
500,000 Caterpillar Financial Services Corp 3 .650 08/12/25 484,294
300,000 Caterpillar Financial Services Corp 4 .800 01/06/26 296,675
500,000 Caterpillar Financial Services Corp 4 .350 05/15/26 488,782
750,000 CNH Industrial Capital LLC 3 .950 05/23/25 726,775
500,000 CNH Industrial Capital LLC 5 .450 10/14/25 496,115
300,000 Cummins, Inc 0 .750 09/01/25 274,151
300,000 Fortune Brands Innovations, Inc 4 .000 06/15/25 289,278
500,000 General Dynamics Corp 1 .150 06/01/26 448,324
500,000 Honeywell International, Inc 1 .350 06/01/25 467,962
500,000 John Deere Capital Corp 1 .250 01/10/25 473,800
750,000 John Deere Capital Corp 2 .125 03/07/25 714,470
500,000 John Deere Capital Corp 3 .400 06/06/25 483,530
750,000 John Deere Capital Corp 4 .050 09/08/25 732,416
300,000 John Deere Capital Corp 4 .800 01/09/26 296,513

Short-Term Bond Index Fund September 30, 2023

See Notes to Financial Statements
Portfolio of Investments
(continued)
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
CAPITAL GOODS—continued
$ 500,000 John Deere Capital Corp 5 .050% 03/03/26 $ 496,989
750,000 John Deere Capital Corp 4 .750 06/08/26 739,926
500,000 Lockheed Martin Corp 4 .950 10/15/25 496,184
300,000 Otis Worldwide Corp 2 .056 04/05/25 283,228
750,000 PACCAR Financial Corp 0 .900 11/08/24 711,241
300,000 PACCAR Financial Corp 2 .850 04/07/25 288,043
500,000 PACCAR Financial Corp 3 .550 08/11/25 483,657
300,000 PACCAR Financial Corp 4 .950 10/03/25 297,489
500,000 PACCAR Financial Corp 5 .050 08/10/26 497,592
750,000 Quanta Services, Inc 0 .950 10/01/24 709,412
550,000 Raytheon Technologies Corp 5 .000 02/27/26 543,301
500,000 (c) Regal Rexnord Corp 6 .050 02/15/26 494,426
1,000,000 Stanley Black & Decker, Inc 2 .300 02/24/25 951,468
250,000 Trane Technologies Luxembourg Finance S.A. 3 .500 03/21/26 237,286
500,000 United Technologies Corp 3 .950 08/16/25 483,768
200,000 Westinghouse Air Brake Technologies Corp 3 .200 06/15/25 189,985
TOTAL CAPITAL GOODS 24,235,591
COMMERCIAL & PROFESSIONAL SERVICES - 0 .1%
500,000 Automatic Data Processing, Inc 3 .375 09/15/25 482,008
200,000 Broadridge Financial Solutions, Inc 3 .400 06/27/26 187,863
350,000 Equifax, Inc 2 .600 12/15/25 325,616
200,000 Leidos, Inc 3 .625 05/15/25 192,285
250,000 Republic Services, Inc 2 .900 07/01/26 233,795
200,000 Thomson Reuters Corp 3 .350 05/15/26 188,875
300,000 Verisk Analytics, Inc 4 .000 06/15/25 290,972
250,000 Waste Management, Inc 0 .750 11/15/25 226,687
TOTAL COMMERCIAL & PROFESSIONAL SERVICES 2,128,101
CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL - 0 .5%
700,000 Alibaba Group Holding Ltd 3 .600 11/28/24 681,855
750,000 Amazon.com, Inc 3 .000 04/13/25 724,609
1,000,000 Amazon.com, Inc 4 .600 12/01/25 987,243
1,250,000 Amazon.com, Inc 1 .000 05/12/26 1,123,860
500,000 AutoZone, Inc 5 .050 07/15/26 492,705
500,000 eBay, Inc 5 .900 11/22/25 500,908
350,000 eBay, Inc 1 .400 05/10/26 313,417
225,000 Genuine Parts Co 1 .750 02/01/25 211,985
500,000 Home Depot, Inc 2 .700 04/15/25 480,218
1,000,000 Home Depot, Inc 4 .000 09/15/25 975,843
500,000 Lowe's Cos, Inc 3 .125 09/15/24 487,118
500,000 Lowe's Cos, Inc 3 .375 09/15/25 477,976
800,000 Lowe's Cos, Inc 4 .800 04/01/26 784,965
400,000 Ross Stores, Inc 0 .875 04/15/26 355,126
TOTAL CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL 8,597,828
CONSUMER DURABLES & APPAREL - 0 .1%
300,000 DR Horton, Inc 2 .600 10/15/25 280,709
200,000 PVH Corp 4 .625 07/10/25 193,545
300,000 VF Corp 2 .400 04/23/25 282,708
200,000 Whirlpool Corp 3 .700 05/01/25 193,531
TOTAL CONSUMER DURABLES & APPAREL 950,493
CONSUMER SERVICES - 0 .4%
400,000 Booking Holdings, Inc 3 .600 06/01/26 381,019
1,250,000 Cintas Corp No 2 3 .450 05/01/25 1,207,443
500,000 CommonSpirit Health 2 .760 10/01/24 484,342
250,000 Hyatt Hotels Corp 1 .800 10/01/24 239,837
500,000 Marriott International, Inc 3 .600 04/15/24 493,829
500,000 Marriott International, Inc 5 .450 09/15/26 495,413
500,000 McDonald's Corp 3 .300 07/01/25 481,508

See Notes to Financial Statements
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
CONSUMER SERVICES—continued
$ 300,000 McDonald's Corp 1 .450% 09/01/25 $ 277,678
500,000 McDonald's Corp 3 .700 01/30/26 480,841
1,000,000 Starbucks Corp 4 .750 02/15/26 985,285
360,000 Trinity Acquisition plc 4 .400 03/15/26 345,644
TOTAL CONSUMER SERVICES 5,872,839
CONSUMER STAPLES DISTRIBUTION & RETAIL - 0 .3%
500,000 Dollar General Corp 4 .250 09/20/24 491,396
300,000 Dollar Tree, Inc 4 .000 05/15/25 290,372
300,000 Kroger Co 3 .500 02/01/26 285,567
500,000 SYSCO Corp 3 .300 07/15/26 469,378
500,000 Target Corp 2 .250 04/15/25 476,453
500,000 Walgreens Boots Alliance, Inc 3 .450 06/01/26 463,206
750,000 Walmart, Inc 3 .900 09/09/25 731,095
1,500,000 Walmart, Inc 4 .000 04/15/26 1,460,464
TOTAL CONSUMER STAPLES DISTRIBUTION & RETAIL 4,667,931
ENERGY - 1 .3%
300,000 Boardwalk Pipelines LP 5 .950 06/01/26 298,265
1,355,000 BP Capital Markets America, Inc 3 .410 02/11/26 1,295,052
1,000,000 Chevron Corp 3 .326 11/17/25 961,073
750,000 Chevron USA, Inc 0 .687 08/12/25 688,680
83,000 ConocoPhillips Co 2 .400 03/07/25 79,361
500,000 (c) EAS Segment 5 .500 09/18/26 497,712
725,000 Enbridge, Inc 2 .500 02/14/25 690,814
200,000 Energy Transfer LP 3 .900 05/15/24 197,332
500,000 Energy Transfer LP 2 .900 05/15/25 475,013
500,000 Energy Transfer LP 3 .900 07/15/26 473,217
700,000 Enterprise Products Operating LLC 5 .050 01/10/26 692,379
115,000 Enterprise Products Operating LLC 3 .700 02/15/26 110,180
300,000 EOG Resources, Inc 4 .150 01/15/26 291,308
277,000 EQT Corp 6 .125 02/01/25 276,045
775,000 Equinor ASA 1 .750 01/22/26 715,252
600,000 Exxon Mobil Corp 2 .709 03/06/25 577,882
1,805,000 Exxon Mobil Corp 3 .043 03/01/26 1,711,665
200,000 HF Sinclair Corp 2 .625 10/01/23 200,000
100,000 HF Sinclair Corp 5 .875 04/01/26 99,693
300,000 Kinder Morgan, Inc 4 .300 06/01/25 292,318
195,000 Magellan Midstream Partners LP 5 .000 03/01/26 191,388
1,000,000 Marathon Petroleum Corp 4 .700 05/01/25 979,382
750,000 MPLX LP 4 .000 02/15/25 729,545
600,000 MPLX LP 1 .750 03/01/26 544,050
300,000 Occidental Petroleum Corp 5 .500 12/01/25 296,077
250,000 Occidental Petroleum Corp 5 .550 03/15/26 246,705
500,000 ONEOK, Inc 5 .850 01/15/26 500,336
500,000 ONEOK, Inc 5 .550 11/01/26 496,741
500,000 Ovintiv, Inc 5 .650 05/15/25 497,139
600,000 Phillips 66 1 .300 02/15/26 542,364
500,000 Pioneer Natural Resources Co 1 .125 01/15/26 451,870
275,000 Pioneer Natural Resources Co 5 .100 03/29/26 271,465
400,000 Plains All American Pipeline LP 4 .650 10/15/25 388,375
750,000 Sabine Pass Liquefaction LLC 5 .625 03/01/25 745,273
500,000 Sabine Pass Liquefaction LLC 5 .875 06/30/26 499,123
1,000,000 Shell International Finance BV 3 .250 05/11/25 966,047
500,000 Shell International Finance BV 2 .500 09/12/26 463,173
750,000 TransCanada PipeLines Ltd 1 .000 10/12/24 712,486
300,000 TransCanada PipeLines Ltd 4 .875 01/15/26 293,862
500,000 Western Gas Partners LP 4 .650 07/01/26 480,268
1,375,000 Williams Cos, Inc 5 .400 03/02/26 1,364,327
TOTAL ENERGY 22,283,237

Short-Term Bond Index Fund September 30, 2023

See Notes to Financial Statements
Portfolio of Investments
(continued)
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) - 0 .9%
$ 200,000 Alexandria Real Estate Equities, Inc 3 .450% 04/30/25 $ 192,691
200,000 American Tower Corp 4 .000 06/01/25 193,658
500,000 American Tower Corp 1 .300 09/15/25 457,521
500,000 American Tower Corp 1 .600 04/15/26 448,931
300,000 AvalonBay Communities, Inc 3 .450 06/01/25 289,135
500,000 Boston Properties LP 3 .200 01/15/25 479,133
500,000 Boston Properties LP 3 .650 02/01/26 469,134
140,000 Crown Castle, Inc 4 .450 02/15/26 135,560
650,000 Crown Castle, Inc 1 .050 07/15/26 570,360
200,000 CubeSmart LP 3 .125 09/01/26 184,221
400,000 Equinix, Inc 1 .250 07/15/25 367,907
500,000 Equinix, Inc 1 .450 05/15/26 446,414
200,000 ERP Operating LP 3 .375 06/01/25 192,126
750,000 Essex Portfolio LP 3 .500 04/01/25 722,551
200,000 Federal Realty OP LP 1 .250 02/15/26 179,664
500,000 GLP Capital LP 3 .350 09/01/24 485,735
200,000 Healthpeak OP LLC 3 .250 07/15/26 187,992
200,000 Host Hotels & Resorts LP 4 .000 06/15/25 192,624
500,000 Kilroy Realty LP 4 .375 10/01/25 478,861
200,000 Kimco Realty OP LLC 2 .800 10/01/26 182,918
500,000 Mid-America Apartments LP 4 .000 11/15/25 483,718
500,000 Omega Healthcare Investors, Inc 4 .500 01/15/25 485,922
500,000 OMEGA Healthcare Investors, Inc 5 .250 01/15/26 487,306
500,000 Realty Income Corp 3 .875 04/15/25 485,352
500,000 Realty Income Corp 4 .625 11/01/25 488,938
250,000 Realty Income Corp 5 .050 01/13/26 246,438
500,000 Simon Property Group LP 2 .000 09/13/24 481,334
500,000 Simon Property Group LP 3 .375 10/01/24 487,100
500,000 Simon Property Group LP 3 .300 01/15/26 474,545
500,000 Ventas Realty LP 2 .650 01/15/25 476,587
1,500,000 VICI Properties LP 4 .375 05/15/25 1,449,783
300,000 Vornado Realty LP 2 .150 06/01/26 255,044
200,000 Welltower OP LLC 4 .250 04/01/26 192,039
600,000 Welltower, Inc 4 .000 06/01/25 579,705
500,000 Weyerhaeuser Co 4 .750 05/15/26 487,936
TOTAL EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) 14,418,883
FINANCIAL SERVICES - 3 .7%
300,000 AerCap Ireland Capital DAC 2 .875 08/14/24 291,387
500,000 AerCap Ireland Capital DAC 1 .750 10/29/24 476,669
800,000 AerCap Ireland Capital DAC 1 .750 01/30/26 721,976
200,000 AerCap Ireland Capital DAC 6 .100 01/15/27 199,021
1,500,000 American Express Co 2 .250 03/04/25 1,425,422
750,000 American Express Co 3 .950 08/01/25 725,525
1,000,000 American Express Co 4 .900 02/13/26 981,079
1,000,000 American Express Co 4 .990 05/01/26 982,462
500,000 American Express Co 5 .389 07/28/27 493,001
300,000 Ameriprise Financial, Inc 2 .875 09/15/26 279,502
600,000 Ares Capital Corp 3 .250 07/15/25 562,030
500,000 Ares Capital Corp 3 .875 01/15/26 467,857
150,000 Ares Capital Corp 7 .000 01/15/27 149,998
600,000 Banco Bilbao Vizcaya Argentaria S.A. 5 .862 09/14/26 593,655
550,000 Bank of New York Mellon Corp 4 .414 07/24/26 534,416
500,000 Bank of New York Mellon Corp 2 .450 08/17/26 460,140
1,150,000 Bank of New York Mellon Corp 4 .947 04/26/27 1,122,498
750,000 Berkshire Hathaway, Inc 3 .125 03/15/26 715,541
300,000 Blackstone Secured Lending Fund 2 .750 09/16/26 263,715
500,000 Blue Owl Capital Corp 3 .750 07/22/25 468,467
250,000 Blue Owl Capital Corp 3 .400 07/15/26 224,141
500,000 Blue Owl Credit Income Corp 5 .500 03/21/25 483,652
250,000 Brookfield Finance, Inc 4 .250 06/02/26 239,731

See Notes to Financial Statements
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
FINANCIAL SERVICES—continued
$ 1,000,000 Canadian Imperial Bank of Commerce 3 .300% 04/07/25 $ 961,183
500,000 Canadian Imperial Bank of Commerce 5 .144 04/28/25 493,480
750,000 Canadian Imperial Bank of Commerce 5 .926 10/02/26 749,820
750,000 Capital One Financial Corp 3 .300 10/30/24 726,091
500,000 Capital One Financial Corp 4 .166 05/09/25 490,809
1,000,000 Capital One Financial Corp 2 .636 03/03/26 943,768
500,000 Capital One Financial Corp 4 .985 07/24/26 485,126
550,000 Capital One Financial Corp 3 .750 07/28/26 509,943
500,000 Charles Schwab Corp 1 .150 05/13/26 442,867
750,000 Charles Schwab Corp 5 .875 08/24/26 747,530
1,000,000 Credit Suisse AG. 4 .750 08/09/24 985,789
500,000 Credit Suisse AG. 7 .950 01/09/25 508,841
750,000 Credit Suisse AG. 2 .950 04/09/25 712,646
500,000 Credit Suisse AG. 1 .250 08/07/26 436,981
500,000 Deutsche Bank AG. 4 .162 05/13/25 484,838
750,000 Deutsche Bank AG. 1 .686 03/19/26 679,259
750,000 Deutsche Bank AG. 6 .119 07/14/26 741,928
500,000 Deutsche Bank AG. 2 .129 11/24/26 452,175
300,000 Deutsche Bank AG. 7 .146 07/13/27 302,031
500,000 Discover Financial Services 4 .500 01/30/26 478,184
750,000 Fidelity National Information Services, Inc 4 .500 07/15/25 731,689
200,000 Fiserv, Inc 3 .850 06/01/25 193,319
500,000 Fiserv, Inc 3 .200 07/01/26 467,508
200,000 Franklin Resources, Inc 2 .850 03/30/25 191,034
500,000 FS KKR Capital Corp 1 .650 10/12/24 475,064
200,000 FS KKR Capital Corp 3 .400 01/15/26 183,277
1,000,000 Global Payments, Inc 1 .500 11/15/24 949,873
400,000 Global Payments, Inc 1 .200 03/01/26 356,752
250,000 Goldman Sachs BDC, Inc 2 .875 01/15/26 230,669
350,000 Goldman Sachs Group, Inc 5 .700 11/01/24 348,662
1,500,000 Goldman Sachs Group, Inc 3 .500 04/01/25 1,444,307
500,000 Goldman Sachs Group, Inc 3 .750 05/22/25 481,902
1,000,000 Goldman Sachs Group, Inc 3 .272 09/29/25 968,994
500,000 Goldman Sachs Group, Inc 3 .750 02/25/26 475,314
550,000 Goldman Sachs Group, Inc 5 .798 08/10/26 545,794
1,250,000 Goldman Sachs Group, Inc 1 .093 12/09/26 1,118,419
1,500,000 Goldman Sachs Group, Inc 1 .431 03/09/27 1,335,434
750,000 Goldman Sachs Group, Inc 1 .542 09/10/27 656,696
200,000 Golub Capital BDC, Inc 2 .500 08/24/26 175,281
1,500,000 Intercontinental Exchange, Inc 3 .650 05/23/25 1,447,264
500,000 Invesco Finance plc 3 .750 01/15/26 478,513
1,905,000 Kreditanstalt fuer Wiederaufbau 3 .625 04/01/26 1,843,836
1,500,000 Kreditanstalt fuer Wiederaufbau 4 .625 08/07/26 1,487,437
200,000 Main Street Capital Corp 3 .000 07/14/26 176,719
2,250,000 Morgan Stanley 1 .164 10/21/25 2,123,932
750,000 Morgan Stanley 3 .875 01/27/26 717,040
1,000,000 Morgan Stanley 2 .630 02/18/26 951,829
1,000,000 Morgan Stanley 2 .188 04/28/26 939,393
1,000,000 Morgan Stanley 4 .679 07/17/26 974,171
1,000,000 Morgan Stanley 3 .125 07/27/26 928,795
1,250,000 Morgan Stanley 6 .138 10/16/26 1,251,188
750,000 Morgan Stanley 0 .985 12/10/26 669,114
1,000,000 Morgan Stanley 5 .050 01/28/27 980,232
300,000 Morgan Stanley 1 .593 05/04/27 267,024
500,000 NASDAQ, Inc 5 .650 06/28/25 498,467
500,000 National Rural Utilities Cooperative Finance Corp 1 .875 02/07/25 474,933
500,000 National Rural Utilities Cooperative Finance Corp 3 .450 06/15/25 481,091
250,000 National Rural Utilities Cooperative Finance Corp 5 .450 10/30/25 249,686
500,000 National Rural Utilities Cooperative Finance Corp 4 .450 03/13/26 488,383
750,000 Nomura Holdings, Inc 5 .099 07/03/25 735,689
300,000 Nomura Holdings, Inc 1 .851 07/16/25 277,558

Short-Term Bond Index Fund September 30, 2023

See Notes to Financial Statements
Portfolio of Investments
(continued)
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
FINANCIAL SERVICES—continued
$ 500,000 Nomura Holdings, Inc 5 .709% 01/09/26 $ 494,709
250,000 Nomura Holdings, Inc 1 .653 07/14/26 220,911
750,000 Oesterreichische Kontrollbank AG. 0 .500 09/16/24 713,811
1,000,000 Oesterreichische Kontrollbank AG. 2 .875 05/23/25 959,868
1,000,000 Oesterreichische Kontrollbank AG. 4 .625 11/03/25 989,150
400,000 Oesterreichische Kontrollbank AG. 4 .125 01/20/26 391,152
500,000 PayPal Holdings, Inc 1 .650 06/01/25 467,876
500,000 Synchrony Financial 4 .875 06/13/25 479,405
500,000 UBS Group AG. 3 .750 03/26/25 480,905
1,000,000 UBS Group AG. 4 .550 04/17/26 960,454
1,300,000 Visa, Inc 3 .150 12/14/25 1,240,788
TOTAL FINANCIAL SERVICES 62,366,485
FOOD, BEVERAGE & TOBACCO - 0 .7%
600,000 Altria Group, Inc 2 .350 05/06/25 567,527
1,000,000 Anheuser-Busch Cos LLC 3 .650 02/01/26 960,360
300,000 Archer-Daniels-Midland Co 2 .500 08/11/26 278,935
348,000 BAT Capital Corp 3 .222 08/15/24 339,331
750,000 BAT International Finance plc 1 .668 03/25/26 675,724
200,000 Bunge Ltd 1 .630 08/17/25 184,882
500,000 ConAgra Brands, Inc 5 .300 10/01/26 494,922
500,000 Constellation Brands, Inc 4 .750 11/15/24 493,615
300,000 Constellation Brands, Inc 5 .000 02/02/26 294,588
500,000 Diageo Capital plc 5 .200 10/24/25 497,604
300,000 General Mills, Inc 4 .000 04/17/25 291,763
500,000 Hershey Co 2 .300 08/15/26 464,337
300,000 J M Smucker Co 3 .500 03/15/25 290,366
300,000 Keurig Dr Pepper, Inc 2 .550 09/15/26 275,281
500,000 Kraft Heinz Foods Co 3 .000 06/01/26 468,711
300,000 McCormick & Co, Inc 0 .900 02/15/26 268,863
500,000 Molson Coors Beverage Co 3 .000 07/15/26 464,679
1,000,000 PepsiCo, Inc 2 .750 04/30/25 959,467
1,000,000 PepsiCo, Inc 4 .550 02/13/26 989,325
750,000 Philip Morris International, Inc 1 .500 05/01/25 701,859
500,000 Philip Morris International, Inc 5 .000 11/17/25 494,048
1,250,000 Philip Morris International, Inc 4 .875 02/13/26 1,229,478
310,000 Reynolds American, Inc 4 .450 06/12/25 301,302
500,000 Tyson Foods, Inc 4 .000 03/01/26 480,104
TOTAL FOOD, BEVERAGE & TOBACCO 12,467,071
HEALTH CARE EQUIPMENT & SERVICES - 0 .9%
750,000 Baxter International, Inc 1 .322 11/29/24 709,955
200,000 Baxter International, Inc 2 .600 08/15/26 183,294
300,000 Boston Scientific Corp 1 .900 06/01/25 281,873
400,000 Cigna Group 3 .250 04/15/25 384,816
1,000,000 Cigna Group 4 .125 11/15/25 968,197
500,000 Cigna Group 1 .250 03/15/26 450,046
500,000 CVS Health Corp 2 .625 08/15/24 486,088
300,000 CVS Health Corp 4 .100 03/25/25 293,026
750,000 CVS Health Corp 3 .875 07/20/25 724,646
625,000 CVS Health Corp 5 .000 02/20/26 615,298
500,000 CVS Health Corp 2 .875 06/01/26 465,730
1,000,000 Elevance Health, Inc 3 .500 08/15/24 979,313
500,000 Elevance Health, Inc 5 .350 10/15/25 496,846
150,000 Elevance Health, Inc 4 .900 02/08/26 147,136
500,000 GE HealthCare Technologies, Inc 5 .550 11/15/24 497,494
500,000 GE HealthCare Technologies, Inc 5 .600 11/15/25 497,114
1,000,000 HCA, Inc 5 .250 04/15/25 987,630
500,000 HCA, Inc 5 .250 06/15/26 489,494
500,000 HCA, Inc 5 .375 09/01/26 490,700
500,000 Illumina, Inc 5 .800 12/12/25 496,771

See Notes to Financial Statements
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
HEALTH CARE EQUIPMENT & SERVICES—continued
$ 750,000 Laboratory Corp of America Holdings 3 .600% 02/01/25 $ 726,185
300,000 McKesson Corp 0 .900 12/03/25 271,028
200,000 PeaceHealth Obligated Group 1 .375 11/15/25 181,556
300,000 Quest Diagnostics, Inc 3 .500 03/30/25 289,331
500,000 Stryker Corp 1 .150 06/15/25 463,744
300,000 Stryker Corp 3 .500 03/15/26 285,939
500,000 UnitedHealth Group, Inc 5 .150 10/15/25 498,526
1,500,000 UnitedHealth Group, Inc 1 .150 05/15/26 1,349,343
575,000 Zimmer Biomet Holdings, Inc 1 .450 11/22/24 546,047
300,000 Zimmer Biomet Holdings, Inc 3 .050 01/15/26 282,988
TOTAL HEALTH CARE EQUIPMENT & SERVICES 15,540,154
HOUSEHOLD & PERSONAL PRODUCTS - 0 .3%
1,000,000 Colgate-Palmolive Co 3 .100 08/15/25 962,299
750,000 Colgate-Palmolive Co 4 .800 03/02/26 746,490
500,000 Haleon UK Capital plc 3 .125 03/24/25 480,241
500,000 (c) Kenvue, Inc 5 .500 03/22/25 498,808
500,000 (c) Kenvue, Inc 5 .350 03/22/26 498,813
500,000 Procter & Gamble Co 4 .100 01/26/26 489,000
400,000 Procter & Gamble Co 1 .000 04/23/26 361,796
1,000,000 Unilever Capital Corp 3 .100 07/30/25 960,953
TOTAL HOUSEHOLD & PERSONAL PRODUCTS 4,998,400
INSURANCE - 0 .4%
500,000 Allied World Assurance Co Holdings Ltd 4 .350 10/29/25 478,135
500,000 Allstate Corp 0 .750 12/15/25 449,692
200,000 Allstate Corp 8 .564 08/15/53 197,358
467,000 American International Group, Inc 2 .500 06/30/25 440,535
250,000 American International Group, Inc 3 .900 04/01/26 239,346
500,000 Aon Global Ltd 3 .875 12/15/25 480,895
300,000 Brown & Brown, Inc 4 .200 09/15/24 294,560
500,000 Chubb INA Holdings, Inc 3 .350 05/03/26 474,253
315,000 CNA Financial Corp 4 .500 03/01/26 304,752
500,000 Corebridge Financial, Inc 3 .500 04/04/25 479,711
115,000 Hanover Insurance Group, Inc 4 .500 04/15/26 110,830
150,000 Loews Corp 3 .750 04/01/26 143,801
300,000 Manulife Financial Corp 4 .150 03/04/26 289,727
500,000 Marsh & McLennan Cos, Inc 3 .500 03/10/25 484,490
100,000 Marsh & McLennan Cos, Inc 3 .750 03/14/26 95,840
1,000,000 MetLife, Inc 3 .000 03/01/25 962,372
500,000 Prudential Financial, Inc 1 .500 03/10/26 453,424
TOTAL INSURANCE 6,379,721
MATERIALS - 0 .5%
1,500,000 Amcor Flexibles North America, Inc 4 .000 05/17/25 1,450,703
500,000 Berry Global, Inc 1 .570 01/15/26 451,967
203,000 Celanese US Holdings LLC 6 .050 03/15/25 202,271
200,000 Celulosa Arauco y Constitucion S.A. 4 .500 08/01/24 195,830
1,000,000 DowDuPont, Inc 4 .493 11/15/25 976,223
200,000 EIDP, Inc 1 .700 07/15/25 186,243
500,000 EIDP, Inc 4 .500 05/15/26 487,012
500,000 FMC Corp 5 .150 05/18/26 485,768
1,000,000 Linde, Inc 4 .700 12/05/25 988,213
250,000 Nucor Corp 3 .950 05/23/25 242,489
200,000 Nucor Corp 2 .000 06/01/25 187,784
300,000 Nutrien Ltd 5 .950 11/07/25 300,323
500,000 Sherwin-Williams Co 4 .250 08/08/25 486,215
1,000,000 Sonoco Products Co 1 .800 02/01/25 943,211
200,000 Steel Dynamics, Inc 2 .400 06/15/25 187,907

Short-Term Bond Index Fund September 30, 2023

See Notes to Financial Statements
Portfolio of Investments
(continued)
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
MATERIALS—continued
$ 500,000 WRKCo, Inc 4 .650% 03/15/26 $ 484,502
TOTAL MATERIALS 8,256,661
MEDIA & ENTERTAINMENT - 0 .7%
300,000 Alphabet, Inc 0 .450 08/15/25 274,782
500,000 Alphabet, Inc 1 .998 08/15/26 460,058
750,000 Blackstone Private Credit Fund 2 .350 11/22/24 711,641
500,000 Blackstone Private Credit Fund 2 .700 01/15/25 473,573
500,000 Blackstone Private Credit Fund 4 .700 03/24/25 485,055
350,000 Blackstone Private Credit Fund 7 .050 09/29/25 350,537
750,000 Charter Communications Operating LLC 4 .908 07/23/25 732,864
1,500,000 Comcast Corp 5 .250 11/07/25 1,493,160
1,000,000 Comcast Corp 3 .150 03/01/26 949,542
500,000 Discovery Communications LLC 4 .900 03/11/26 488,010
655,000 Omnicom Group, Inc 3 .600 04/15/26 622,147
200,000 Paramount Global 4 .750 05/15/25 194,525
205,000 Paramount Global 4 .000 01/15/26 194,095
750,000 Schlumberger Finance Canada Ltd 1 .400 09/17/25 691,603
750,000 Take-Two Interactive Software, Inc 3 .550 04/14/25 723,354
500,000 Take-Two Interactive Software, Inc 5 .000 03/28/26 490,617
1,000,000 TWDC Enterprises 18 Corp 3 .150 09/17/25 956,832
750,000 TWDC Enterprises 18 Corp 3 .000 02/13/26 709,212
100,000 Walt Disney Co 1 .750 01/13/26 92,099
525,000 Warnermedia Holdings, Inc 3 .638 03/15/25 506,357
500,000 Warnermedia Holdings, Inc 3 .788 03/15/25 482,829
TOTAL MEDIA & ENTERTAINMENT 12,082,892
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 1 .1%
750,000 AbbVie, Inc 3 .850 06/15/24 738,950
1,500,000 AbbVie, Inc 3 .800 03/15/25 1,458,075
500,000 AbbVie, Inc 3 .600 05/14/25 483,226
1,250,000 AbbVie, Inc 3 .200 05/14/26 1,180,724
750,000 Amgen, Inc 1 .900 02/21/25 713,166
1,500,000 Amgen, Inc 5 .250 03/02/25 1,488,772
750,000 AstraZeneca Finance LLC 1 .200 05/28/26 673,821
750,000 AstraZeneca plc 0 .700 04/08/26 669,452
500,000 Baxalta, Inc 4 .000 06/23/25 484,885
500,000 Bristol-Myers Squibb Co 0 .750 11/13/25 454,416
500,000 Bristol-Myers Squibb Co 3 .200 06/15/26 474,308
500,000 Gilead Sciences, Inc 3 .500 02/01/25 485,574
800,000 Gilead Sciences, Inc 3 .650 03/01/26 765,832
1,120,000 Johnson & Johnson 2 .450 03/01/26 1,051,984
1,000,000 Merck & Co, Inc 2 .750 02/10/25 965,811
200,000 Merck & Co, Inc 0 .750 02/24/26 180,164
1,000,000 Novartis Capital Corp 3 .000 11/20/25 953,050
750,000 PerkinElmer, Inc 0 .850 09/15/24 712,613
725,000 Pfizer Investment Enterprises Pte Ltd 4 .650 05/19/25 714,981
2,000,000 Pfizer Investment Enterprises Pte Ltd 4 .450 05/19/26 1,953,815
750,000 Thermo Fisher Scientific, Inc 1 .215 10/18/24 715,034
550,000 Thermo Fisher Scientific, Inc 4 .953 08/10/26 544,414
500,000 Utah Acquisition Sub, Inc 3 .950 06/15/26 468,373
300,000 Viatris, Inc 1 .650 06/22/25 277,111
500,000 Zoetis, Inc 5 .400 11/14/25 497,856
TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES 19,106,407
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 0 .4%
250,000 Analog Devices, Inc 2 .950 04/01/25 240,650
500,000 Broadcom, Inc 3 .625 10/15/24 487,741
300,000 Broadcom, Inc 3 .150 11/15/25 283,564
800,000 Intel Corp 3 .400 03/25/25 775,098
500,000 Intel Corp 3 .700 07/29/25 483,951

See Notes to Financial Statements
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT—continued
$ 1,250,000 Intel Corp 4 .875% 02/10/26 $ 1,235,010
375,000 Lam Research Corp 3 .750 03/15/26 360,819
150,000 Marvell Technology, Inc 1 .650 04/15/26 135,551
1,000,000 Microchip Technology, Inc 4 .250 09/01/25 967,455
150,000 Micron Technology, Inc 4 .975 02/06/26 146,765
290,000 NXP BV 5 .350 03/01/26 285,684
300,000 NXP BV 3 .875 06/18/26 285,232
750,000 (c) Qorvo, Inc 1 .750 12/15/24 704,676
200,000 Skyworks Solutions, Inc 1 .800 06/01/26 178,038
500,000 Texas Instruments, Inc 4 .700 11/18/24 494,710
TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT 7,064,944
SOFTWARE & SERVICES - 0 .7%
200,000 Autodesk, Inc 4 .375 06/15/25 195,350
500,000 Concentrix Corp 6 .650 08/02/26 496,988
120,000 Electronic Arts Inc 4 .800 03/01/26 117,816
150,000 Fortinet, Inc 1 .000 03/15/26 133,882
300,000 Genpact Luxembourg Sarl 1 .750 04/10/26 270,298
600,000 International Business Machines Corp 4 .000 07/27/25 584,214
500,000 International Business Machines Corp 4 .500 02/06/26 489,070
800,000 International Business Machines Corp 3 .300 05/15/26 759,014
750,000 Intuit, Inc 5 .250 09/15/26 748,173
1,000,000 Microsoft Corp 3 .125 11/03/25 958,085
1,600,000 Microsoft Corp 2 .400 08/08/26 1,486,343
1,700,000 Oracle Corp 2 .950 05/15/25 1,625,118
150,000 Oracle Corp 5 .800 11/10/25 150,562
1,035,000 Oracle Corp 1 .650 03/25/26 937,490
750,000 Oracle Corp 2 .650 07/15/26 691,497
500,000 Roper Technologies, Inc 1 .000 09/15/25 456,979
200,000 TD SYNNEX Corp 1 .750 08/09/26 175,753
300,000 VMware, Inc 1 .400 08/15/26 264,632
340,000 Western Union Co 1 .350 03/15/26 303,290
TOTAL SOFTWARE & SERVICES 10,844,554
TECHNOLOGY HARDWARE & EQUIPMENT - 0 .9%
1,000,000 Amphenol Corp 4 .750 03/30/26 982,196
2,000,000 Apple, Inc 2 .500 02/09/25 1,924,394
1,000,000 Apple, Inc 1 .125 05/11/25 935,322
1,000,000 Apple, Inc 0 .550 08/20/25 917,225
1,820,000 Apple, Inc 3 .250 02/23/26 1,739,093
300,000 Apple, Inc 2 .450 08/04/26 278,674
500,000 Arrow Electronics, Inc 4 .000 04/01/25 484,439
300,000 Avnet, Inc 4 .625 04/15/26 288,423
400,000 Cisco Systems, Inc 3 .500 06/15/25 387,554
200,000 Dell International LLC 5 .850 07/15/25 199,733
1,350,000 Dell International LLC 6 .020 06/15/26 1,355,264
200,000 Flex Ltd 4 .750 06/15/25 195,134
185,000 Flex Ltd 3 .750 02/01/26 175,864
1,000,000 Hewlett Packard Enterprise Co 5 .900 10/01/24 999,188
500,000 Hewlett Packard Enterprise Co 4 .900 10/15/25 490,843
250,000 Hewlett Packard Enterprise Co 1 .750 04/01/26 227,043
300,000 HP, Inc 2 .200 06/17/25 282,052
300,000 HP, Inc 1 .450 06/17/26 268,693
150,000 Jabil, Inc 1 .700 04/15/26 134,749
120,000 Juniper Networks, Inc 1 .200 12/10/25 108,280
500,000 L3Harris Technologies, Inc 5 .400 01/15/27 495,648
300,000 NetApp, Inc 1 .875 06/22/25 280,520
500,000 QUALCOMM, Inc 3 .450 05/20/25 483,906
1,000,000 Tyco Electronics Group S.A. 4 .500 02/13/26 977,860

Short-Term Bond Index Fund September 30, 2023

See Notes to Financial Statements
Portfolio of Investments
(continued)
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
TECHNOLOGY HARDWARE & EQUIPMENT—continued
$ 690,000 Western Digital Corp 4 .750% 02/15/26 $ 657,465
TOTAL TECHNOLOGY HARDWARE & EQUIPMENT 15,269,562
TELECOMMUNICATION SERVICES - 0 .5%
1,500,000 AT&T, Inc 1 .700 03/25/26 1,361,013
1,000,000 Rogers Communications, Inc 2 .950 03/15/25 953,720
750,000 Sprint LLC 7 .625 02/15/25 760,991
500,000 Sprint LLC 7 .625 03/01/26 513,859
1,000,000 T-Mobile USA, Inc 3 .500 04/15/25 964,908
750,000 T-Mobile USA, Inc 1 .500 02/15/26 680,055
365,000 T-Mobile USA, Inc 2 .250 02/15/26 336,006
200,000 T-Mobile USA, Inc 2 .625 04/15/26 184,967
1,000,000 Verizon Communications, Inc 3 .376 02/15/25 967,566
1,350,000 Verizon Communications, Inc 1 .450 03/20/26 1,218,916
600,000 Vodafone Group plc 4 .125 05/30/25 584,966
TOTAL TELECOMMUNICATION SERVICES 8,526,967
TRANSPORTATION - 0 .3%
500,000 Burlington Northern Santa Fe LLC 3 .400 09/01/24 489,536
500,000 Burlington Northern Santa Fe LLC 7 .000 12/15/25 516,459
260,000 Canadian National Railway Co 2 .750 03/01/26 244,170
1,000,000 Canadian Pacific Railway Co 1 .350 12/02/24 948,024
225,000 FedEx Corp 3 .250 04/01/26 213,495
200,000 GXO Logistics, Inc 1 .650 07/15/26 175,736
210,000 JB Hunt Transport Services, Inc 3 .875 03/01/26 201,676
300,000 Norfolk Southern Corp 2 .900 06/15/26 281,035
500,000 Ryder System, Inc 2 .500 09/01/24 484,027
1,000,000 Union Pacific Corp 4 .750 02/21/26 987,469
TOTAL TRANSPORTATION 4,541,627
UTILITIES - 1 .3%
500,000 AES Corp 1 .375 01/15/26 445,257
1,000,000 American Electric Power Co, Inc 5 .699 08/15/25 994,875
1,000,000 Berkshire Hathaway Energy Co 4 .050 04/15/25 974,114
300,000 Black Hills Corp 1 .037 08/23/24 286,771
750,000 CenterPoint Energy, Inc 5 .250 08/10/26 740,353
1,000,000 Dominion Energy, Inc 3 .900 10/01/25 963,759
750,000 DTE Energy Co 4 .220 11/01/24 736,016
750,000 Duke Energy Corp 5 .000 12/08/25 739,466
750,000 Edison International 4 .700 08/15/25 729,826
500,000 Emera US Finance LP 0 .833 06/15/24 480,295
500,000 Entergy Arkansas LLC 3 .500 04/01/26 476,546
500,000 Entergy Louisiana LLC 0 .950 10/01/24 476,682
500,000 Evergy Kansas Central, Inc 2 .550 07/01/26 463,142
500,000 Eversource Energy 4 .200 06/27/24 493,247
750,000 Eversource Energy 4 .750 05/15/26 733,148
1,000,000 Exelon Corp 3 .400 04/15/26 947,147
500,000 Florida Power & Light Co 4 .450 05/15/26 489,274
200,000 National Fuel Gas Co 5 .200 07/15/25 195,997
500,000 National Fuel Gas Co 5 .500 01/15/26 491,733
175,000 National Fuel Gas Co 5 .500 10/01/26 172,595
1,000,000 NextEra Energy Capital Holdings, Inc 6 .051 03/01/25 1,001,513
500,000 NextEra Energy Capital Holdings, Inc 4 .450 06/20/25 487,701
550,000 NextEra Energy Capital Holdings, Inc 5 .749 09/01/25 548,456
250,000 Pacific Gas and Electric Co 4 .950 06/08/25 244,117
1,000,000 Pacific Gas and Electric Co 3 .150 01/01/26 930,154
500,000 Public Service Electric and Gas Co 0 .950 03/15/26 450,506
500,000 Sempra Energy 3 .300 04/01/25 480,621
500,000 Sempra Energy 5 .400 08/01/26 494,697
250,000 Southern California Edison Co 4 .200 06/01/25 243,365
300,000 Southern California Edison Co 4 .900 06/01/26 294,674

See Notes to Financial Statements
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
UTILITIES—continued
$ 1,000,000 Southern Co 2 .700% 08/01/24 $ 985,490
300,000 Southern Co 4 .000 01/15/51 277,495
300,000 Southern Co 3 .750 09/15/51 261,659
300,000 Southern Power Co 0 .900 01/15/26 268,885
250,000 Tampa Electric Co 3 .875 07/12/24 245,932
750,000 WEC Energy Group, Inc 5 .000 09/27/25 739,007
800,000 WEC Energy Group, Inc 4 .750 01/09/26 783,670
100,000 WEC Energy Group, Inc 5 .600 09/12/26 99,984
300,000 Wisconsin Public Service Corp 5 .350 11/10/25 299,054
TOTAL UTILITIES 21,167,223
TOTAL CORPORATE BONDS 435,916,891
(Cost $445,817,233)
GOVERNMENT BONDS - 73 .2%
AGENCY SECURITIES - 3 .0%
1,500,000 Federal Farm Credit Bank (FFCB) 0 .500 12/01/23 1,487,851
330,000 FFCB 0 .250 02/26/24 323,217
3,000,000 FFCB 2 .625 05/16/24 2,948,858
1,500,000 FFCB 3 .375 08/26/24 1,471,283
1,000,000 FFCB 4 .250 09/26/24 987,387
1,000,000 FFCB 0 .875 11/18/24 951,025
2,000,000 FFCB 4 .625 12/05/24 1,977,635
1,750,000 FFCB 1 .125 01/06/25 1,659,727
1,000,000 FFCB 4 .500 01/10/25 988,342
1,000,000 (b) FFCB 1 .750 02/14/25 951,861
2,000,000 FFCB 4 .375 02/23/26 1,971,973
750,000 FFCB 4 .375 06/23/26 740,157
4,000,000 (b) Federal Home Loan Bank (FHLB) 2 .125 02/28/24 3,945,349
3,000,000 FHLB 2 .750 06/28/24 2,939,191
310,000 FHLB 3 .000 07/08/24 304,162
1,000,000 FHLB 4 .500 10/03/24 989,026
2,000,000 FHLB 0 .750 12/13/24 1,891,567
3,180,000 (b) FHLB 4 .625 12/13/24 3,150,372
2,000,000 FHLB 1 .000 12/20/24 1,896,383
2,000,000 FHLB 5 .000 02/28/25 1,990,009
500,000 (b) FHLB 4 .625 06/06/25 495,884
200,000 FHLB 3 .125 06/13/25 193,106
945,000 (b) Federal Home Loan Mortgage Corp (FHLMC) 0 .250 12/04/23 936,631
3,000,000 FHLMC 1 .500 02/12/25 2,851,550
4,000,000 FHLMC 0 .375 09/23/25 3,647,043
2,000,000 Federal National Mortgage Association (FNMA) 1 .625 01/07/25 1,908,651
4,500,000 FNMA 0 .625 04/22/25 4,187,900
2,500,000 FNMA 0 .500 11/07/25 2,273,448
500,000 Tennessee Valley Authority (TVA) 0 .750 05/15/25 464,126
TOTAL AGENCY SECURITIES 50,523,714
FOREIGN GOVERNMENT BONDS - 5 .8%
750,000 African Development Bank 3 .375 07/07/25 726,648
265,000 African Development Bank 0 .875 03/23/26 239,432
500,000 Asian Development Bank 0 .250 10/06/23 499,783
2,220,000 Asian Development Bank 0 .625 10/08/24 2,112,904
1,500,000 Asian Development Bank 2 .875 05/06/25 1,444,088
720,000 Asian Development Bank 4 .625 06/13/25 712,746
1,000,000 Asian Development Bank 0 .375 09/03/25 913,157
910,000 Asian Development Bank 4 .250 01/09/26 894,037
2,500,000 Asian Development Bank 1 .000 04/14/26 2,264,258
1,500,000 Asian Development Bank 2 .000 04/24/26 1,392,523
1,300,000 Asian Infrastructure Investment Bank 0 .500 10/30/24 1,229,189
1,000,000 Asian Infrastructure Investment Bank 3 .375 06/29/25 965,553
1,390,000 Asian Infrastructure Investment Bank 0 .500 01/27/26 1,248,000

Short-Term Bond Index Fund September 30, 2023

See Notes to Financial Statements
Portfolio of Investments
(continued)
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
FOREIGN GOVERNMENT BONDS—continued
$ 1,000,000 Asian Infrastructure Investment Bank 4 .875% 09/14/26 $ 997,735
1,870,000 Canada Government International Bond 2 .875 04/28/25 1,801,643
1,000,000 Canada Government International Bond 0 .750 05/19/26 897,224
310,000 Chile Government International Bond 3 .125 01/21/26 294,224
675,000 Corp Andina de Fomento 1 .250 10/26/24 640,666
1,000,000 Corp Andina de Fomento 5 .250 11/21/25 986,527
500,000 Corp Andina de Fomento 4 .750 04/01/26 486,650
1,500,000 Council Of Europe Development Bank 3 .000 06/16/25 1,442,657
750,000 Council Of Europe Development Bank 3 .750 05/25/26 726,657
2,000,000 European Bank for Reconstruction & Development 0 .500 05/19/25 1,849,890
755,000 European Bank for Reconstruction & Development 0 .500 01/28/26 679,936
905,000 (b) European Investment Bank 2 .500 10/15/24 877,345
2,250,000 European Investment Bank 0 .625 07/25/25 2,074,290
1,500,000 European Investment Bank 2 .750 08/15/25 1,436,055
3,000,000 European Investment Bank 0 .375 03/26/26 2,681,766
1,750,000 Export Development Canada 3 .375 08/26/25 1,693,290
500,000 Export Development Canada 4 .375 06/29/26 492,289
750,000 Export-Import Bank of Korea 0 .625 06/29/24 722,220
500,000 Export-Import Bank of Korea 4 .000 09/15/24 491,865
500,000 Export-Import Bank of Korea 1 .250 01/18/25 473,655
750,000 Export-Import Bank of Korea 5 .375 09/18/25 749,403
750,000 Export-Import Bank of Korea 4 .875 01/11/26 739,946
1,500,000 Inter-American Development Bank 0 .500 09/23/24 1,427,073
2,000,000 Inter-American Development Bank 2 .125 01/15/25 1,917,138
500,000 Inter-American Development Bank 1 .750 03/14/25 474,732
1,700,000 Inter-American Development Bank 0 .875 04/20/26 1,533,957
3,000,000 (b) Inter-American Development Bank 4 .500 05/15/26 2,966,122
1,000,000 Inter-American Investment Corp 2 .625 04/22/25 957,263
500,000 International Bank for Reconstruction & Development 2 .250 03/28/24 491,784
1,500,000 International Bank for Reconstruction & Development 1 .500 08/28/24 1,445,294
2,000,000 International Bank for Reconstruction & Development 2 .500 11/25/24 1,932,370
1,500,000 International Bank for Reconstruction & Development 0 .750 03/11/25 1,403,599
1,500,000 International Bank for Reconstruction & Development 0 .625 04/22/25 1,394,002
1,500,000 International Bank for Reconstruction & Development 2 .500 07/29/25 1,428,688
2,585,000 International Bank for Reconstruction & Development 0 .500 10/28/25 2,352,493
750,000 International Finance Corp 3 .625 09/15/25 728,901
1,500,000 International Finance Corp 2 .126 04/07/26 1,398,573
700,000 Japan Bank for International Cooperation 3 .375 10/31/23 698,719
1,050,000 Japan Bank for International Cooperation 0 .500 04/15/24 1,021,150
1,000,000 Japan Bank for International Cooperation 1 .750 10/17/24 958,959
400,000 Japan Bank for International Cooperation 2 .875 04/14/25 383,724
1,000,000 Japan Bank for International Cooperation 3 .875 09/16/25 970,843
1,000,000 Japan Bank for International Cooperation 4 .250 01/26/26 976,390
500,000 Japan Bank for International Cooperation 4 .250 04/27/26 487,302
550,000 Korea Development Bank 0 .500 10/27/23 548,000
500,000 Korea Development Bank 0 .400 06/19/24 481,278
1,000,000 Korea Development Bank 2 .000 02/24/25 951,912
750,000 Korea Development Bank 4 .000 09/08/25 727,845
3,000,000 Kreditanstalt fuer Wiederaufbau 1 .250 01/31/25 2,839,306
3,000,000 Kreditanstalt fuer Wiederaufbau 3 .125 06/10/25 2,895,443
3,500,000 Kreditanstalt fuer Wiederaufbau 0 .375 07/18/25 3,212,700
1,500,000 Landwirtschaftliche Rentenbank 0 .500 05/27/25 1,385,810
1,000,000 Mexico Government International Bond 3 .900 04/27/25 976,145
500,000 Mexico Government International Bond 4 .125 01/21/26 485,644
1,000,000 Nordic Investment Bank 0 .375 09/20/24 950,928
500,000 Nordic Investment Bank 2 .625 04/04/25 480,145
400,000 Nordic Investment Bank 5 .000 10/15/25 399,004
300,000 Panama Government International Bond 3 .750 03/16/25 289,547
460,000 Panama Government International Bond 7 .125 01/29/26 468,154
500,000 Peruvian Government International Bond 2 .392 01/23/26 463,951
1,015,000 Philippine Government International Bond 5 .500 03/30/26 1,015,368

See Notes to Financial Statements
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
FOREIGN GOVERNMENT BONDS—continued
$ 750,000 Province of Alberta Canada 1 .875% 11/13/24 $ 719,214
1,250,000 Province of British Columbia Canada 0 .900 07/20/26 1,115,977
2,595,000 Province of Ontario Canada 1 .050 04/14/26 2,346,156
500,000 Province of Ontario Canada 2 .300 06/15/26 464,828
1,000,000 Province of Quebec Canada 2 .875 10/16/24 971,830
750,000 Province of Quebec Canada 1 .500 02/11/25 710,595
1,000,000 Province of Quebec Canada 0 .600 07/23/25 919,916
600,000 Province of Quebec Canada 2 .500 04/20/26 562,671
1,000,000 Republic of Italy Government International Bond 0 .875 05/06/24 969,460
300,000 Republic of Italy Government International Bond 2 .375 10/17/24 288,694
500,000 Republic of Italy Government International Bond 1 .250 02/17/26 449,534
1,000,000 Republic of Poland Government International Bond 4 .000 01/22/24 993,546
400,000 Republic of Poland Government International Bond 3 .250 04/06/26 379,896
925,000 Svensk Exportkredit AB 0 .625 10/07/24 878,785
750,000 Svensk Exportkredit AB 4 .000 07/15/25 732,600
750,000 Svensk Exportkredit AB 4 .625 11/28/25 740,767
1,000,000 Svensk Exportkredit AB 4 .375 02/13/26 981,237
200,000 Svensk Exportkredit AB 4 .875 09/14/26 199,045
TOTAL FOREIGN GOVERNMENT BONDS 98,223,258
U.S. TREASURY SECURITIES - 64 .4%
44,500,000 United States Treasury Note 0 .750 11/15/24 42,268,047
28,500,000 United States Treasury Note 4 .500 11/30/24 28,213,887
44,500,000 United States Treasury Note 1 .000 12/15/24 42,255,879
7,820,000 United States Treasury Note 4 .250 12/31/24 7,714,613
26,500,000 United States Treasury Note 1 .125 01/15/25 25,123,242
43,500,000 United States Treasury Note 4 .125 01/31/25 42,827,109
22,000,000 United States Treasury Note 1 .500 02/15/25 20,898,281
19,500,000 United States Treasury Note 4 .625 02/28/25 19,323,281
43,000,000 United States Treasury Note 1 .750 03/15/25 40,890,313
15,000,000 United States Treasury Note 2 .625 04/15/25 14,426,367
35,000,000 United States Treasury Note 2 .750 05/15/25 33,669,727
26,000,000 United States Treasury Note 2 .875 06/15/25 25,031,094
30,500,000 United States Treasury Note 4 .625 06/30/25 30,239,082
33,000,000 United States Treasury Note 3 .000 07/15/25 31,801,172
14,750,000 United States Treasury Note 4 .750 07/31/25 14,652,051
43,000,000 United States Treasury Note 3 .125 08/15/25 41,483,242
5,000,000 United States Treasury Note 0 .250 08/31/25 4,562,305
34,500,000 United States Treasury Note 3 .500 09/15/25 33,489,258
4,000,000 United States Treasury Note 0 .250 09/30/25 3,640,000
9,000,000 United States Treasury Note 5 .000 09/30/25 8,991,563
30,000,000 United States Treasury Note 4 .250 10/15/25 29,530,078
52,000,000 United States Treasury Note 4 .500 11/15/25 51,449,531
42,000,000 United States Treasury Note 4 .000 12/15/25 41,125,547
47,500,000 United States Treasury Note 3 .875 01/15/26 46,383,008
63,000,000 United States Treasury Note 4 .000 02/15/26 61,668,633
53,000,000 United States Treasury Note 4 .625 03/15/26 52,631,485
14,500,000 United States Treasury Note 3 .750 04/15/26 14,103,516
79,750,000 United States Treasury Note 3 .625 05/15/26 77,304,541
56,000,000 United States Treasury Note 4 .125 06/15/26 54,963,125
26,700,000 United States Treasury Note 4 .500 07/15/26 26,453,859
75,000,000 United States Treasury Note 4 .375 08/15/26 74,068,359
40,750,000 United States Treasury Note 4 .625 09/15/26 40,549,433
TOTAL U.S. TREASURY SECURITIES 1,081,731,628
TOTAL GOVERNMENT BONDS 1,230,478,600
(Cost $1,259,268,706)

Short-Term Bond Index Fund September 30, 2023

See Notes to Financial Statements
Portfolio of Investments
(continued)
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
STRUCTURED ASSETS - 0 .1%
ASSET BACKED - 0 .1%
$ 200,000 Delta Air Lines Pass Through Trust 3 .204% 04/25/24 $ 196,711
Series - 2019 1 (Class AA)
280,905 United Airlines Pass Through Trust 4 .000 04/11/26 266,872
Series - 2020 A (Class A)
166,000 United Airlines Pass Through Trust 3 .750 09/03/26 155,238
Series - 2014 2 (Class A)
TOTAL ASSET BACKED 618,821
TOTAL STRUCTURED ASSETS 618,821
(Cost $629,398)
TOTAL LONG-TERM INVESTMENTS 1,667,014,312
(Cost $1,705,715,337)
REFERENCERATE & SPREAD
SHORT-TERM INVESTMENTS - 2.5%
GOVERNMENT AGENCY DEBT - 0 .2%
$ 2,500,000 Federal Home Loan Bank (FHLB) 0 .000 11/02/23 2,488,978
TOTAL GOVERNMENT AGENCY DEBT 2,488,978
REPURCHASE AGREEMENT - 2 .2%
37,765,000 (d) Fixed Income Clearing Corp (FICC) 5 .300 10/02/23 37,765,000
TOTAL REPURCHASE AGREEMENT 37,765,000
TREASURY DEBT - 0 .1%
2,000,000 United States Treasury Bill 0 .000 11/02/23 1,990,890
TOTAL TREASURY DEBT 1,990,890
TOTAL SHORT-TERM INVESTMENTS 42,244,868
(Cost $42,243,878)
SHARES
EXP
INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING - 0.5%
7,750,874 (e) State Street Navigator Securities Lending Government
Money Market Portfolio
5 .360 7,750,874
TOTAL INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING 7,750,874
(Cost $7,750,874)
TOTAL INVESTMENTS - 102.2% 1,717,010,054
(Cost $1,755,710,089)
OTHER ASSETS & LIABILITIES, NET - (2.2)% (36,309,040)
NET ASSETS - 100.0% $ 1,680,701,014
REIT Real Estate Investment Trust
(a)
When-issued or delayed delivery security.
(b)
All or a portion of these securities are out on loan. The aggregate value of securities on loan is $7,534,318.
(c) Security is exempt from registration under Rule 144(A) of the Securities Act of 1933, as amended. These securities are deemed liquid and may be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
(d) Agreement with Fixed Income Clearing Corp (FICC), 5.300% dated 9/29/23 to be repurchased at $37,765,000 on 10/2/23, collateralized by Government Agency
Securities, with coupon rate 4.625% and maturity date 9/15/26, valued at $38,520,300.
(e)
Investments made with cash collateral received from securities on loan.

Portfolio of Investments
Money Market Fund September 30, 2023

See Notes to Financial Statements
(Unaudited)
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
SHORT-TERM INVESTMENTS - 100.6%
GOVERNMENT AGENCY DEBT - 28 .6%
$ 7,250,000 Federal Farm Credit Bank (FFCB) 0 .000% 10/16/23 $ 7,235,198
39,400,000 Federal Home Loan Bank (FHLB) 0 .000 10/11/23 39,346,353
55,890,000 FHLB 0 .000 10/13/23 55,799,704
1,200,000 FHLB 0 .000 10/16/23 1,197,527
2,500,000 FHLB 0 .000 10/17/23 2,494,111
71,250,000 FHLB 0 .000 10/18/23 71,085,041
2,990,000 FHLB 0 .001 10/19/23 2,982,076
113,429,000 FHLB 0 .000 10/20/23 113,130,834
29,350,000 FHLB 0 .000 10/25/23 29,253,608
35,250,000 FHLB 0 .000 10/27/23 35,124,236
21,105,000 FHLB 0 .000 11/02/23 21,005,853
42,950,000 FHLB 0 .000 11/03/23 42,741,138
21,800,000 FHLB 0 .000 11/08/23 21,677,941
1,750,000 FHLB 0 .500 11/09/23 1,740,691
6,820,000 FHLB 0 .000 11/10/23 6,779,914
12,000,000 FHLB 0 .000 11/17/23 11,916,653
35,400,000 FHLB 0 .000 11/22/23 35,128,482
2,025,000 FHLB 0 .530 11/24/23 2,011,751
18,000,000 FHLB 0 .000 12/22/23 17,781,880
2,500,000 FHLB 0 .000 01/17/24 2,459,950
4,500,000 FHLB 0 .000 01/19/24 4,426,575
9,750,000 FHLB 0 .000 02/08/24 9,581,704
11,000,000 FHLB 0 .000 02/09/24 10,808,667
9,400,000 FHLB 0 .000 02/15/24 9,219,887
7,500,000 FHLB 0 .000 03/06/24 7,334,169
1,050,000 Federal Home Loan Mortgage Corp (FHLMC) 0 .250 11/06/23 1,044,572
2,620,000 Federal National Mortgage Association (FNMA) 0 .250 11/27/23 2,598,660
2,700,000 FNMA 5 .050 01/25/24 2,695,200
TOTAL GOVERNMENT AGENCY DEBT 568,602,375
REPURCHASE AGREEMENT - 25 .8%
511,634,000 (a) Fixed Income Clearing Corp (FICC) 5 .300 10/02/23 511,634,000
TOTAL REPURCHASE AGREEMENT 511,634,000
TREASURY DEBT - 16 .5%
14,250,000 United States Treasury Bill 0 .000 10/03/23 14,245,796
45,500,000 United States Treasury Bill 0 .000 10/12/23 45,426,378
18,000,000 United States Treasury Bill 0 .000 10/17/23 17,957,689
17,500,000 United States Treasury Bill 0 .000 10/19/23 17,454,001
35,000,000 United States Treasury Bill 0 .000 10/24/23 34,881,726
31,500,000 United States Treasury Bill 0 .000 10/26/23 31,384,424
18,000,000 United States Treasury Bill 0 .000 10/31/23 17,920,643
27,000,000 United States Treasury Bill 0 .000 11/02/23 26,873,280
20,000,000 United States Treasury Bill 0 .000 11/09/23 19,885,383
37,000,000 United States Treasury Bill 0 .000 11/16/23 36,750,391
12,675,000 United States Treasury Bill 0 .000 11/21/23 12,579,832
13,000,000 United States Treasury Bill 0 .000 11/28/23 12,888,995
13,000,000 United States Treasury Bill 0 .000 12/21/23 12,844,492
27,000,000 United States Treasury Bill 0 .000 12/28/23 26,648,220
TOTAL TREASURY DEBT 327,741,250
VARIABLE RATE SECURITIES - 29 .7%
3,000,000 (b) Federal Agricultural Mortgage Corp (FAMC) SOFR + 0.100% 5 .410 02/12/24 3,000,222
2,000,000 (b) Federal Farm Credit Bank (FFCB) SOFR + 0.045% 5 .355 10/16/23 2,000,000
2,150,000 (b) FFCB SOFR + 0.025% 5 .335 10/27/23 2,150,000
1,130,000 (b) FFCB SOFR + 0.135% 5 .445 11/06/23 1,130,095
700,000 (b) FFCB SOFR + 0.025% 5 .335 11/30/23 699,965
4,750,000 (b) FFCB SOFR + 0.055% 5 .365 01/03/24 4,750,040

Money Market Fund September 30, 2023

See Notes to Financial Statements
Portfolio of Investments
(continued)
Portfolio of Investments
(continued)
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
VARIABLE RATE SECURITIES—continued
$ 2,000,000 (b) FFCB SOFR + 0.120% 5 .430% 01/22/24 $ 2,000,392
3,900,000 (b) FFCB SOFR + 0.040% 5 .340 01/25/24 3,899,816
7,500,000 (b) FFCB SOFR + 0.040% 5 .350 02/09/24 7,499,869
2,250,000 (b) FFCB SOFR + 0.045% 5 .355 02/20/24 2,250,000
700,000 (b) FFCB SOFR + 0.040% 5 .350 03/04/24 700,000
2,525,000 (b) FFCB SOFR + 0.050% 5 .360 04/12/24 2,525,000
42,500,000 (b) Federal Home Loan Bank (FHLB) SOFR + 0.020% 5 .330 10/03/23 42,500,000
17,000,000 (b) FHLB SOFR + 0.025% 5 .335 10/03/23 17,000,000
850,000 (b) FHLB SOFR + 0.040% 5 .350 10/06/23 849,999
17,500,000 (b) FHLB SOFR + 0.025% 5 .335 10/27/23 17,500,000
8,500,000 (b) FHLB SOFR + 0.025% 5 .335 11/01/23 8,500,000
13,000,000 (b) FHLB SOFR + 0.020% 5 .330 11/09/23 13,000,000
17,500,000 (b) FHLB SOFR + 0.040% 5 .350 11/17/23 17,500,000
50,000,000 (b) FHLB SOFR + 0.020% 5 .330 11/21/23 50,000,000
8,500,000 (b) FHLB SOFR + 0.080% 5 .390 11/29/23 8,500,000
13,700,000 (b) FHLB SOFR + 0.090% 5 .400 12/05/23 13,700,000
27,500,000 (b) FHLB SOFR + 0.030% 5 .340 12/06/23 27,500,000
32,500,000 (b) FHLB SOFR + 0.030% 5 .340 12/08/23 32,500,000
26,500,000 (b) FHLB SOFR + 0.030% 5 .340 12/11/23 26,500,000
7,000,000 (b) FHLB SOFR + 0.070% 5 .380 12/14/23 6,999,538
30,000,000 (b) FHLB SOFR + 0.025% 5 .335 12/26/23 30,000,000
18,750,000 (b) FHLB SOFR + 0.030% 5 .340 12/26/23 18,750,000
13,500,000 (b) FHLB SOFR + 0.030% 5 .350 12/29/23 13,500,000
18,750,000 (b) FHLB SOFR + 0.030% 5 .350 01/03/24 18,750,000
20,900,000 (b) FHLB SOFR + 0.030% 5 .340 01/08/24 20,899,972
17,750,000 (b) FHLB SOFR + 0.035% 5 .335 01/25/24 17,750,000
28,125,000 (b) FHLB SOFR + 0.035% 5 .345 01/25/24 28,125,000
40,000,000 (b) FHLB SOFR + 0.040% 5 .340 01/29/24 40,000,000
9,500,000 (b) FHLB SOFR + 0.040% 5 .350 02/01/24 9,500,000
18,000,000 (b) FHLB SOFR + 0.035% 5 .345 02/05/24 18,000,000
13,250,000 (b) FHLB SOFR + 0.040% 5 .350 02/16/24 13,250,000
47,050,000 (b) United States Treasury Floating Rate Note US Treasury Bill 3 M + 0.035% 5 .438 10/31/23 47,050,793
TOTAL VARIABLE RATE SECURITIES 590,730,701
TOTAL SHORT-TERM INVESTMENTS
(Cost $1,998,708,326) 1,998,708,326
TOTAL INVESTMENTS - 100.6% 1,998,708,326
(Cost $1,998,708,326)
OTHER ASSETS & LIABILITIES, NET - (0.6)% (11,837,540)
NET ASSETS - 100.0% $ 1,986,870,786
M Month
SOFR Secure Overnight Financing Rate
(a) Agreement with Fixed Income Clearing Corp (FICC), 5.300% dated 9/29/23 to be repurchased at $511,634,000 on 10/2/23, collateralized by Government Agency
Securities, with coupon rate 4.625% and maturity date 9/15/26, valued at $521,866,766.
(b) Floating or variable rate security includes the reference rate and spread, unless the variable rate is based on the underlying asset of the security. Coupon rate reflects the rate at period end.

Statement of Assets and Liabilities
See Notes to Financial Statements

September 30, 2023 (Unaudited)
8.1
Bond Index Fund
8.2
Core Bond Fund
8.3
Core Impact Bond
Fund
8.4
Core Plus Bond
Fund
8.5
5–15 Year
Laddered Tax-
Exempt Bond Fund
ASSETS
Long-term investments, at value
*†
$ 20,726,030,303 $ 9,173,281,161 $ 5,685,317,613 $ 4,226,301,351 $ 215,883,487
Short-term investments, at value
#
116,535,528 123,606,426 78,236,653 101,004,854 1,263,000
Investments purchased with collateral from securities
lending, at value (cost approximates value) 130,117,987 77,021,115 70,641,295 42,055,574 –
Cash 1,796,194 – 95,191 358,858 510
Cash collateral at brokers for investments in mortgage
dollar rolls – 28,650,000 25,927,560 20,300,000 –
Cash collateral at brokers for investments in swaps
contracts – 3,100,338 – 3,338,255 –
Receivables:
Dividends – 164,487 437,734 70,340 –
Interest 140,624,489 76,164,480 42,193,764 37,635,743 2,987,102
Investments sold 179,742,154 49,880,891 19,694,336 22,321,774 –
Reclaims 2,456 – – – –
Reimbursement from Adviser 657,810 908,375 1,714 589,098 7,637
Shares sold 2,658,444 3,569,876 5,017,450 657,524 5,191
Variation margin on futures contracts – – – – –
Unrealized appreciation on forward foreign currency
contracts – 250,340 848,198 104,317 –
Other 535,421 323,350 212,474 169,454 11,528
Total assets 21,298,700,786 9,536,920,839 5,928,623,982 4,454,907,142 220,158,455
LIABILITIES
Due to affiliates 35,490 20,923 15,400 14,469 5,215
Cash overdraft – 465,385 – – –
Payables:
Collateral from securities lending 130,117,987 77,021,115 70,641,295 42,055,574 –
Dividends 30,872,572 16,763,670 4,212,019 12,042,852 34,804
Investments purchased - regular settlement 179,908,729 3,912,820 10,342,620 3,078,006 1,237,500
Investments purchased - when-issued/delayed-
delivery settlement 24,785,586 27,331,073 15,683,451 14,859,606 –
Shares redeemed 63,608,636 20,087,767 12,873,189 8,077,773 31,039
Service agreement fees 107,632 241,234 247,773 74,754 104
Variation margin on centrally cleared swap contracts – 397,225 – 429,308 –
Unrealized depreciation on forward foreign currency
contracts – 7,685 – 7,685 –
Accrued expenses:
Custodian fees 226,043 62,629 36,161 46,536 8,291
Management fees 1,042,861 2,145,233 1,601,932 1,043,732 45,713
Professional fees 76,992 44,872 35,311 37,281 19,005
Shareholder reporting expenses 81,576 95,184 65,184 16,866 954
Shareholder servicing agent fees 3,986 6,493 15,159 19,052 9,505
Trustees fees 392,140 194,151 91,695 132,652 11,768
12b-1 distribution and service fees 8,657 15,538 52,524 46,471 43,934
Other 182,734 95,497 1,331,676 41,571 11,810
Total liabilities 431,451,621 148,908,494 117,245,389 82,024,188 1,459,642
Net assets $ 20,867,249,165 $ 9,388,012,345 $ 5,811,378,593 $ 4,372,882,954 $ 218,698,813
NET ASSETS CONSIST OF:
Paid-in capital $ 24,508,459,902 $ 11,329,579,032 $ 7,140,089,633 $ 5,331,455,320 $ 245,074,213
Total distributable earnings (loss) (3,641,210,737) (1,941,566,687) (1,328,711,040) (958,572,366) (26,375,400)
Net assets $ 20,867,249,165 $ 9,388,012,345 $ 5,811,378,593 $ 4,372,882,954 $ 218,698,813
*
Includes securities loaned of $ 140,465,234 $ 77,494,332 $ 68,710,832 $ 40,842,007 $ –
†
Long-term investments, cost $ 24,132,269,405 $ 10,439,660,934 $ 6,462,330,439 $ 4,847,794,369 $ 240,069,694
#
Short-term investments, cost $ 116,528,466 $ 123,622,903 $ 78,234,061 $ 101,076,860 $ 1,263,000

See Notes to Financial Statements

8.6
Green Bond Fund
8.7
High-Yield Fund
8.8
Inflation-Linked
Bond Fund
8.9
Short Duration
Impact Bond Fund
9.01
Short-Term Bond
Fund
9.1
Short-Term Bond
Index Fund
9.2
Money Market
Fund
$ 129,839,460 $ 1,952,683,738 $ 2,765,289,129 $ 71,426,012 $ 1,889,422,232 $ 1,667,014,312 $ –
– 14,206,509 6,209,000 2,200,000 25,131,846 42,244,868 1,998,708,326
929,985 97,888,229 – 3,694 8,497,333 7,750,874 –
– 784,134 772 1,094 333,380 800 548
– – – – – – –
– – – – – – –
– 38,259 – – – – –
1,170,185 34,853,351 7,295,786 468,801 13,985,023 13,386,512 3,275,419
874,380 13,809,300 – 1,250 39,663,909 14,431,218 –
– – – – – 95 –
15,780 113,440 413,829 17,562 192,647 66,313 –
39,704 423,845 612,548 7,757 220,568 744,155 5,181,520
– – 84,648 – 78,101 – –
– – – – – – –
20,887 201,157 96,497 19,564 73,103 18,566 –
132,890,381 2,115,001,962 2,780,002,209 74,145,734 1,977,598,142 1,745,657,713 2,007,165,813
7,548 11,366 12,278 7,446 11,322 10,655 21,764
302,086 – – – – – –
929,985 97,888,229 – 3,694 8,497,333 7,750,874 –
230,712 3,303,432 – 87,779 4,132,789 3,369,154 20,202
990,000 – – 500,389 4,813,885 41,658,603 19,197,527
– 15,931,400 – – 37,846,843 1,247,870 –
155,035 8,577,566 8,010,230 129,924 9,204,943 10,670,018 640,367
13,375 44,970 46,760 1,395 82,907 106,281 122,818
– – – – – – –
– – – – – – –
8,613 11,232 7,237 6,749 13,581 22,356 11,362
46,364 571,189 556,219 17,896 391,304 68,970 158,895
24,010 36,510 26,811 25,602 28,581 28,469 24,851
202 90,340 12,314 86 4,996 2,569 4,876
681 12,764 11,600 177 10,615 521 19,169
979 117,205 97,257 566 61,770 16,614 1,654
1,568 43,804 25,304 760 24,194 567 65,509
3,194 17,771 19,782 3,040 23,275 3,178 6,033
2,714,352 126,657,778 8,825,792 785,503 65,148,338 64,956,699 20,295,027
$ 130,176,029 $ 1,988,344,184 $ 2,771,176,417 $ 73,360,231 $ 1,912,449,804 $ 1,680,701,014 $ 1,986,870,786
$ 149,988,792 $ 2,609,582,914 $ 3,035,745,892 $ 76,487,272 $ 2,025,299,600 $ 1,763,709,675 $ 1,986,843,240
(19,812,763) (621,238,730) (264,569,475) (3,127,041) (112,849,796) (83,008,661) 27,546
$ 130,176,029 $ 1,988,344,184 $ 2,771,176,417 $ 73,360,231 $ 1,912,449,804 $ 1,680,701,014 $ 1,986,870,786
$ 900,886 $ 98,706,648 $ – $ 1,901 $ 8,207,241 $ 7,534,318 $ –
$ 145,616,198 $ 2,174,103,281 $ 3,007,907,895 $ 73,636,663 $ 1,957,358,306 $ 1,705,715,337 $ –
$ – $ 14,205,438 $ 6,209,000 $ 2,200,000 $ 25,130,133 $ 42,243,878 $ 1,998,708,326

Statement of Assets and Liabilities
(continued)
See Notes to Financial Statements

(continued)
(continued)
Statement of Assets and Liabilities
(continued)
September 30, 2023 (Unaudited)
8.1
Bond Index Fund
8.2
Core Bond Fund
8.3
Core Impact Bond
Fund
8.4
Core Plus Bond
Fund
8.5
5–15 Year
Laddered Tax-
Exempt Bond Fund
INSTITUTIONAL CLASS:
Net assets $ 9,094,233,350 $ 4,761,034,155 $ 4,334,612,895 $ 1,439,867,893 $ 8,184,299
Shares outstanding 993,869,426 547,642,047 507,100,896 165,067,689 874,799
Net asset value per share $ 9 .15 $ 8 .69 $ 8 .55 $ 8 .72 $ 9 .36
ADVISOR CLASS:
Net assets $ 26,439,944 $ 636,501,996 $ 990,014,489 $ 80,854,985 $ 314,727
Shares outstanding 2,889,313 73,157,267 115,762,353 9,261,520 33,673
Net asset value per share $ 9 .15 $ 8 .70 $ 8 .55 $ 8 .73 $ 9 .35
PREMIER CLASS:
Net assets $ 22,889,012 $ 3,159,615 $ 11,254,229 $ 3,225,581 $ –
Shares outstanding 2,501,805 363,412 1,316,472 369,917 –
Net asset value per share $ 9 .15 $ 8 .69 $ 8 .55 $ 8 .72 $ –
RETIREMENT CLASS:
Net assets $ 481,999,702 $ 120,425,499 $ 229,370,347 $ 275,419,867 $ –
Shares outstanding 52,651,648 13,596,013 26,826,364 31,536,861 –
Net asset value per share $ 9 .15 $ 8 .86 $ 8 .55 $ 8 .73 $ –
RETAIL CLASS:
Net assets $ 26,067,443 $ 71,719,892 $ 246,126,633 $ 220,394,114 $ 210,199,787
Shares outstanding 2,847,290 8,105,521 28,811,770 25,218,966 22,445,831
Net asset value per share $ 9 .16 $ 8 .85 $ 8 .54 $ 8 .74 $ 9 .36
CLASS W:
Net assets $ 11,215,619,714 $ 3,795,171,188 $ – $ 2,353,120,514 $ –
Shares outstanding 1,225,548,536 436,497,948 – 269,769,364 –
Net asset value per share $ 9 .15 $ 8 .69 $ – $ 8 .72 $ –
Authorized shares - per class Unlimited Unlimited Unlimited Unlimited Unlimited
Par value per share $ 0 .0001 $ 0 .0001 $ 0 .0001 $ 0 .0001 $ 0 .0001

See Notes to Financial Statements

8.6
Green Bond Fund
8.7
High-Yield Fund
8.8
Inflation-Linked
Bond Fund
8.9
Short Duration
Impact Bond Fund
9.01
Short-Term Bond
Fund
9.1
Short-Term Bond
Index Fund
9.2
Money Market
Fund
$ 75,499,389 $ 1,192,638,887 $ 563,040,162 $ 61,235,165 $ 534,991,455 $ 73,148,653 $ 1,000,173,440
8,634,678 144,925,677 55,112,369 6,501,197 54,575,203 7,737,205 1,000,128,245
$ 8 .74 $ 8 .23 $ 10 .22 $ 9 .42 $ 9 .80 $ 9 .45 $ 1 .00
$ 33,737,984 $ 4,992,245 $ 79,964,545 $ 1,823,763 $ 189,108,627 $ 573,793 $ 37,157,249
3,860,428 607,181 7,825,622 193,804 19,298,464 60,728 37,156,703
$ 8 .74 $ 8 .22 $ 10 .22 $ 9 .41 $ 9 .80 $ 9 .45 $ 1 .00
$ 874,344 $ 9,991,156 $ 1,433,974 $ 941,941 $ 3,311,774 $ 497,467 $ 39,415,844
100,000 1,212,867 140,648 100,000 337,531 52,653 39,406,258
$ 8 .74 $ 8 .24 $ 10 .20 $ 9 .42 $ 9 .81 $ 9 .45 $ 1 .00
$ 13,073,733 $ 210,188,521 $ 127,090,534 $ 6,221,858 $ 194,232,251 $ 527,488,719 $ 612,600,418
1,495,118 25,535,509 12,327,365 660,486 19,793,261 55,799,294 612,582,361
$ 8 .74 $ 8 .23 $ 10 .31 $ 9 .42 $ 9 .81 $ 9 .45 $ 1 .00
$ 6,990,579 $ 203,222,043 $ 121,019,178 $ 3,137,504 $ 115,307,637 $ 2,477,107 $ 297,523,835
799,410 24,587,545 12,219,703 333,103 11,755,300 262,164 297,498,193
$ 8 .74 $ 8 .27 $ 9 .90 $ 9 .42 $ 9 .81 $ 9 .45 $ 1 .00
$ – $ 367,311,332 $ 1,878,628,024 $ – $ 875,498,060 $ 1,076,515,275 $ –
– 44,633,866 183,902,505 – 89,320,994 113,869,393 –
$ – $ 8 .23 $ 10 .22 $ – $ 9 .80 $ 9 .45 $ –
Unlimited Unlimited Unlimited Unlimited Unlimited Unlimited Unlimited
$ 0 .0001 $ 0 .0001 $ 0 .0001 $ 0 .0001 $ 0 .0001 $ 0 .0001 $ 0 .0001

Statement of Operations
See Notes to Financial Statements

Six Months Ended September 30, 2023 (Unaudited)
8.1
Bond Index Fund
8.2
Core Bond Fund
8.3
Core Impact Bond
Fund
8.4
Core Plus Bond
Fund
8.5
5–15 Year
Laddered Tax-
Exempt Bond Fund
INVESTMENT INCOME
Dividends $ – $ 328,944 $ 1,396,226 $ 140,680 $ –
Interest 317,770,381 205,628,132 123,818,832 106,938,419 3,291,730
Securities lending income, net 747,034 606,967 588,785 326,914 –
Tax withheld (365) (14,645) (100,122) (7,743) –
Total investment income 318,517,050 206,549,398 125,703,721 107,398,270 3,291,730
EXPENSES
Management fees 6,305,163 13,058,774 9,969,004 6,408,471 288,537
12b-1 distribution and service fees — Premier Class 19,379 4,036 12,171 4,239 –
12b-1 distribution and service fees — Retail Class 34,170 94,899 316,813 288,501 277,104
Shareholder servicing agent fees — Institutional Class 4,178 3,367 – 1,631 44
Shareholder servicing agent fees — Advisor Class 13,265 449,723 385,275 36,410 245
Shareholder servicing agent fees — Premier Class 60 43 19,327 36 –
Shareholder servicing agent fees — Retirement Class 644,129 160,345 315,912 365,899 –
Shareholder servicing agent fees — Retail Class 9,907 20,738 19,883 89,881 38,338
Shareholder servicing agent fees — Class W 3,997 1,446 – 1,035 –
Administrative service fees 156,634 89,843 65,472 61,891 22,718
Trustees fees 191,289 86,108 55,721 41,089 2,192
Custodian expenses 456,930 122,990 71,046 90,121 15,316
Overdraft expense 275 – 1,473 – 772
Professional fees 83,972 48,692 36,470 39,145 18,971
Registration fees 50,374 50,787 53,907 39,969 25,046
Shareholder reporting expenses 110,743 131,033 79,490 24,292 7,209
Other 284,154 136,701 937,233 48,290 10,091
Total expenses 8,368,619 14,459,525 12,339,197 7,540,900 706,583
Expenses reimbursed by the investment adviser (3,936,617) (5,530,344) (17,133) (3,582,067) (43,817)
Fee waiver by investment adviser and Nuveen Securities – – (75,254) – –
Net expenses 4,432,002 8,929,181 12,246,810 3,958,833 662,766
Net investment income (loss) 314,085,048 197,620,217 113,456,911 103,439,437 2,628,964
REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss):
Portfolio investments (37,180,622) (98,435,676) (93,875,175) (40,202,551) (223,850)
Futures contracts – 169,462 – 200,462 –
Swap contracts – (2,509,101) – (1,891,755) –
Foreign currency transactions 4,943 263,369 (311,466) 281,681 804
Net realized gain (loss) (37,175,679) (100,511,946) (94,186,641) (41,612,163) (223,046)
Change in unrealized appreciation (depreciation) on:
Portfolio investments
‡
(1,134,924,911) (420,158,038) (240,647,925) (189,743,510) (10,343,352)
Futures contracts – – – – –
Forward foreign currency contracts – 242,655 848,198 96,632 –
Swap contracts – (443,277) – (477,279) –
Foreign currency translations – (27,262) (21,232) (11,143) –
Net change in unrealized appreciation (depreciation) (1,134,924,911) (420,385,922) (239,820,959) (190,135,300) (10,343,352)
Net realized and unrealized gain (loss) (1,172,100,590) (520,897,868) (334,007,600) (231,747,463) (10,566,398)
Net increase (decrease) in net assets from operations $ (858,015,542) $ (323,277,651) $ (220,550,689) $ (128,308,026) $ (7,937,434)
‡
Includes net change in unrealized foreign capital
gains taxes $ – $ 3,795 $ – $ – $ –

See Notes to Financial Statements

8.6
Green Bond Fund
8.7
High-Yield Fund
8.8
Inflation-Linked
Bond Fund
8.9
Short Duration
Impact Bond Fund
9.01
Short-Term Bond
Fund
9.1
Short-Term Bond
Index Fund
9.2
Money Market
Fund
$ 31,281 $ 1,052,740 $ – $ – $ – $ – $ –
3,129,754 70,106,427 66,364,525 1,557,071 39,920,744 27,517,996 48,894,692
5,360 513,947 3,666 6,530 67,997 15,837 –
(1,387) – – – – – –
3,165,008 71,673,114 66,368,191 1,563,601 39,988,741 27,533,833 48,894,692
285,920 3,632,438 3,404,584 104,596 2,443,228 407,792 947,838
675 10,817 1,796 712 2,635 341 31,497
9,304 260,400 157,364 3,984 148,937 3,158 369,538
96 2,906 855 99 892 300 488
21,490 3,470 45,848 210 93,927 338 7,406
17 39 33 17 30 27 64
17,206 268,109 169,443 8,144 254,689 607,573 695,142
2,362 46,677 37,142 507 37,126 1,193 139,281
– 352 819 – 474 452 –
33,115 48,812 53,117 32,655 49,216 47,140 44,291
1,368 20,360 26,006 688 18,595 14,788 17,735
16,431 21,290 13,881 12,914 26,896 45,744 27,334
281 1,122 13 326 2,707 – –
24,120 37,430 26,413 25,036 30,212 28,970 29,380
37,688 44,876 39,442 37,711 58,236 41,925 56,168
7,508 52,965 20,366 5,433 19,504 10,854 17,109
9,952 21,404 37,590 9,441 26,797 40,067 25,590
467,533 4,473,467 4,034,712 242,473 3,214,101 1,250,662 2,408,861
(99,925) (739,457) (2,205,383) (106,948) (1,171,739) (406,301) –
– (28,935) (283,007) – – – –
367,608 3,705,075 1,546,322 135,525 2,042,362 844,361 2,408,861
2,797,400 67,968,039 64,821,869 1,428,076 37,946,379 26,689,472 46,485,831
(1,323,981) (48,001,155) (16,079,355) (175,723) (16,797,534) (15,365,610) 22,515
– – (2,293,515) – (5,276,416) – –
– – – – – – –
– 6,942 431 – 14,385 787 929
(1,323,981) (47,994,213) (18,372,439) (175,723) (22,059,565) (15,364,823) 23,444
(5,351,907) 16,292,893 (106,049,026) (986,931) 424,935 (5,561,979) –
– – (618,230) – 941,305 – –
– – – – – – –
– – – – – – –
– – – – – – –
(5,351,907) 16,292,893 (106,667,256) (986,931) 1,366,240 (5,561,979) –
(6,675,888) (31,701,320) (125,039,695) (1,162,654) (20,693,325) (20,926,802) 23,444
$ (3,878,488) $ 36,266,719 $ (60,217,826) $ 265,422 $ 17,253,054 $ 5,762,670 $ 46,509,275
$ – $ – $ – $ – $ – $ – $ –

Statement of Changes in Net Assets
See Notes to Financial Statements

8.1
Bond Index Fund
8.2
Core Bond Fund
Unaudited
Six Months Ended
9/30/23
Year Ended
3/31/23
Unaudited
Six Months Ended
9/30/23
Year Ended
3/31/23
OPERATIONS
Net investment income (loss) $ 314,085,048 $ 519,057,008 $ 197,620,217 $ 320,199,740
Net realized gain (loss) (37,175,679) (173,792,093) (100,511,946) (434,526,087)
Net change in unrealized appreciation (depreciation) (1,134,924,911) (1,384,520,326) (420,385,922) (405,376,383)
Net increase (decrease) in net assets from operations (858,015,542) (1,039,255,411) (323,277,651) (519,702,730)
DISTRIBUTIONS TO SHAREHOLDERS – – – –
Dividends:
Institutional Class (137,886,519) (236,375,604) (94,403,948) (144,872,829)
Advisor Class (381,876) (439,043) (12,392,666) (26,918,178)
Premier Class (362,664) (604,970) (101,324) (182,410)
Retirement Class (6,956,976) (13,488,888) (2,356,556) (4,244,938)
Retail Class (359,817) (672,315) (1,377,943) (2,443,052)
Class W (168,279,285) (277,217,799) (81,481,358) (139,587,542)
Total distributions (314,227,137) (528,798,619) (192,113,795) (318,248,949)
FUND SHARE TRANSACTIONS
Subscriptions 2,636,646,797 4,374,692,375 1,241,775,493 2,464,091,276
Reinvestments of distributions 142,223,413 251,348,982 96,108,626 157,462,557
Redemptions (1,572,538,288) (3,351,994,269) (764,612,481) (2,867,995,627)
Net increase (decrease) from Fund share transactions 1,206,331,922 1,274,047,088 573,271,638 (246,441,794)
Net increase (decrease) in net assets 34,089,243 (294,006,942) 57,880,192 (1,084,393,473)
Net assets at the beginning of period 20,833,159,922 21,127,166,864 9,330,132,153 10,414,525,626
Net assets at the end of period $ 20,867,249,165 $ 20,833,159,922 $ 9,388,012,345 $ 9,330,132,153

See Notes to Financial Statements

8.3
Core Impact Bond Fund
8.4
Core Plus Bond Fund
8.5
5–15 Year Laddered Tax-Exempt Bond
Fund
8.6
Green Bond Fund
Unaudited
Six Months Ended
9/30/23
Year Ended
3/31/23
Unaudited
Six Months Ended
9/30/23
Year Ended
3/31/23
Unaudited
Six Months Ended
9/30/23
Year Ended
3/31/23
Unaudited
Six Months Ended
9/30/23
Year Ended
3/31/23
$ 113,456,911 $ 187,192,951 $ 103,439,437 $ 175,693,348 $ 2,628,964 $ 5,197,446 $ 2,797,400 $ 4,245,596
(94,186,641) (371,581,243) (41,612,163) (238,101,662) (223,046) (1,935,921) (1,323,981) (2,656,299)
(239,820,959) (209,603,114) (190,135,300) (211,020,420) (10,343,352) (4,628,213) (5,351,907) (6,804,387)
(220,550,689) (393,991,406) (128,308,026) (273,428,734) (7,937,434) (1,366,688) (3,878,488) (5,215,090)
– – – – – – – –
(85,828,663) (130,929,073) (31,377,156) (52,105,839) (110,474) (344,711) (1,539,820) (2,552,898)
(18,521,640) (38,945,706) (1,831,735) (4,258,898) (5,961) (14,827) (863,321) (1,035,465)
(290,591) (704,962) (115,338) (224,306) – – (17,348) (30,408)
(4,479,388) (8,916,615) (5,847,412) (9,771,134) – – (258,502) (463,784)
(4,498,102) (7,598,207) (4,524,753) (8,208,003) (2,514,592) (5,094,982) (137,418) (228,313)
– – (54,496,128) (99,178,801) – – – –
(113,618,384) (187,094,563) (98,192,522) (173,746,981) (2,631,027) (5,454,520) (2,816,409) (4,310,868)
902,554,997 2,546,541,924 373,978,270 988,591,752 4,558,829 9,466,849 9,276,598 60,989,316
88,232,277 143,016,146 27,383,555 45,241,266 2,419,293 5,010,113 1,470,524 1,941,122
(950,834,969) (2,917,650,557) (307,176,146) (1,332,571,941) (14,821,356) (37,611,029) (17,658,070) (14,066,115)
39,952,305 (228,092,487) 94,185,679 (298,738,923) (7,843,234) (23,134,067) (6,910,948) 48,864,323
(294,216,768) (809,178,456) (132,314,869) (745,914,638) (18,411,695) (29,955,275) (13,605,845) 39,338,365
6,105,595,361 6,914,773,817 4,505,197,823 5,251,112,461 237,110,508 267,065,783 143,781,874 104,443,509
$ 5,811,378,593 $ 6,105,595,361 $ 4,372,882,954 $ 4,505,197,823 $ 218,698,813 $ 237,110,508 $ 130,176,029 $ 143,781,874

Statement of Changes in Net Assets
(continued)
See Notes to Financial Statements

(continued)
(continued)
Statement of Changes in Net Assets
(continued)
8.7
High-Yield Fund
8.8
Inflation-Linked Bond Fund
Unaudited
Six Months Ended
9/30/23
Year Ended
3/31/23
Unaudited
Six Months Ended
9/30/23
Year Ended
3/31/23
OPERATIONS
Net investment income (loss) $ 67,968,039 $ 148,856,912 $ 64,821,869 $ 175,090,224
Net realized gain (loss) (47,994,213) (146,951,176) (18,372,439) (6,694,838)
Net change in unrealized appreciation (depreciation) 16,292,893 (117,582,397) (106,667,256) (264,073,468)
Net increase (decrease) in net assets from operations 36,266,719 (115,676,661) (60,217,826) (95,678,082)
DISTRIBUTIONS TO SHAREHOLDERS – – – –
Dividends:
Institutional Class (40,466,420) (93,673,883) (14,444,271) (41,697,205)
Advisor Class (184,748) (468,256) (2,019,091) (9,125,884)
Premier Class (451,683) (878,896) (55,147) (174,643)
Retirement Class (6,628,218) (12,606,255) (2,959,211) (10,247,412)
Retail Class (6,401,640) (11,980,018) (2,859,784) (9,349,984)
Class W (13,839,467) (30,073,691) (48,956,886) (125,462,798)
Total distributions (67,972,176) (149,680,999) (71,294,390) (196,057,926)
FUND SHARE TRANSACTIONS
Subscriptions 224,020,838 1,040,501,943 304,013,955 550,990,285
Reinvestments of distributions 47,177,317 100,797,356 20,699,652 77,248,265
Redemptions (654,780,235) (1,610,222,904) (272,206,453) (754,078,673)
Net increase (decrease) from Fund share transactions (383,582,080) (468,923,605) 52,507,154 (125,840,123)
Net increase (decrease) in net assets (415,287,537) (734,281,265) (79,005,062) (417,576,131)
Net assets at the beginning of period 2,403,631,721 3,137,912,986 2,850,181,479 3,267,757,610
Net assets at the end of period $ 1,988,344,184 $ 2,403,631,721 $ 2,771,176,417 $ 2,850,181,479

See Notes to Financial Statements

8.9
Short Duration Impact Bond Fund
9.01
Short-Term Bond Fund
9.1
Short-Term Bond Index Fund
9.2
Money Market Fund
Unaudited
Six Months Ended
9/30/23
Year Ended
3/31/23
Unaudited
Six Months Ended
9/30/23
Year Ended
3/31/23
Unaudited
Six Months Ended
9/30/23
Year Ended
3/31/23
Unaudited
Six Months Ended
9/30/23
Year Ended
3/31/23
$ 1,428,076 $ 1,712,629 $ 37,946,379 $ 53,947,722 $ 26,689,472 $ 23,944,208 $ 46,485,831 $ 44,216,477
(175,723) (689,325) (22,059,565) (17,717,107) (15,364,823) (28,340,599) 23,444 4,930
(986,931) (380,515) 1,366,240 (21,377,734) (5,561,979) 9,542,815 – –
265,422 642,789 17,253,054 14,852,881 5,762,670 5,146,424 46,509,275 44,221,407
– – – – – – – –
(1,185,839) (1,198,855) (10,815,401) (15,748,188) (1,220,689) (1,249,968) (24,325,000) (26,632,720)
(37,061) (235,319) (3,821,115) (5,885,186) (9,222) (11,384) (902,838) (403,263)
(18,868) (26,312) (63,166) (98,794) (7,160) (5,804) (1,024,473) (835,770)
(125,324) (167,424) (3,553,434) (3,931,167) (7,424,125) (5,515,036) (13,302,829) (9,782,531)
(61,217) (84,708) (2,042,864) (3,340,095) (37,135) (36,710) (6,931,623) (6,561,284)
– – (17,661,355) (27,449,270) (17,991,852) (17,125,172) – –
(1,428,309) (1,712,618) (37,957,335) (56,452,700) (26,690,183) (23,944,074) (46,486,763) (44,215,568)
12,470,104 63,903,872 223,963,309 824,522,467 235,449,921 458,076,214 450,380,568 1,278,886,284
940,159 1,017,464 13,523,156 20,992,887 8,691,605 6,812,374 46,328,715 44,071,314
(8,569,240) (32,427,321) (304,171,221) (800,794,611) (115,835,323) (234,466,863) (411,122,469) (872,092,995)
4,841,023 32,494,015 (66,684,756) 44,720,743 128,306,203 230,421,725 85,586,814 450,864,603
3,678,136 31,424,186 (87,389,037) 3,120,924 107,378,690 211,624,075 85,609,326 450,870,442
69,682,095 38,257,909 1,999,838,841 1,996,717,917 1,573,322,324 1,361,698,249 1,901,261,460 1,450,391,018
$ 73,360,231 $ 69,682,095 $ 1,912,449,804 $ 1,999,838,841 $ 1,680,701,014 $ 1,573,322,324 $ 1,986,870,786 $ 1,901,261,460

Financial Highlights
See Notes to Financial Statements

The following data is for a share outstanding for each fiscal year end unless otherwise noted:
Investment Operations Less Distributions
Net Asset
Value,
Beginning
of Period
Net
Investment
Income
(Loss)
a
Net Realized/
Unrealized
Gain (Loss) Total
From Net
Investment
Income
From Net
Realized
Gains Total
Net Asset
Value,
End of
Period
8.1
BOND INDEX FUND
Institutional Class:
9/30/23
#
$ 9 .67 $ 0 .14 $ ( 0 .52 ) $ ( 0 .38 ) $ ( 0 .14 ) $ — $ ( 0 .14 ) $ 9 .15
3/31/23 10 .44 0 .25 ( 0 .77 ) ( 0 .52 ) ( 0 .25 ) ( 0 .00 )
d
( 0 .25 ) 9 .67
3/31/22 11 .14 0 .21 ( 0 .68 ) ( 0 .47 ) ( 0 .21 ) ( 0 .02 ) ( 0 .23 ) 10 .44
3/31/21 11 .40 0 .24 ( 0 .17 ) 0 .07 ( 0 .24 ) ( 0 .09 ) ( 0 .33 ) 11 .14
3/31/20 10 .76 0 .29 0 .64 0 .93 ( 0 .29 ) — ( 0 .29 ) 11 .40
3/31/19 10 .58 0 .29 0 .18 0 .47 ( 0 .29 ) — ( 0 .29 ) 10 .76
Advisor Class:
9/30/23
#
9 .67 0 .14 ( 0 .52 ) ( 0 .38 ) ( 0 .14 ) — ( 0 .14 ) 9 .15
3/31/23 10 .44 0 .24 ( 0 .77 ) ( 0 .53 ) ( 0 .24 ) ( 0 .00 )
d
( 0 .24 ) 9 .67
3/31/22 11 .14 0 .20 ( 0 .68 ) ( 0 .48 ) ( 0 .20 ) ( 0 .02 ) ( 0 .22 ) 10 .44
3/31/21 11 .41 0 .23 ( 0 .18 ) 0 .05 ( 0 .23 ) ( 0 .09 ) ( 0 .32 ) 11 .14
3/31/20 10 .76 0 .27 0 .66 0 .93 ( 0 .28 ) — ( 0 .28 ) 11 .41
3/31/19 10 .59 0 .28 0 .17 0 .45 ( 0 .28 ) — ( 0 .28 ) 10 .76
Premier Class:
9/30/23
#
9 .67 0 .13 ( 0 .52 ) ( 0 .39 ) ( 0 .13 ) — ( 0 .13 ) 9 .15
3/31/23 10 .44 0 .23 ( 0 .77 ) ( 0 .54 ) ( 0 .23 ) ( 0 .00 )
d
( 0 .23 ) 9 .67
3/31/22 11 .14 0 .19 ( 0 .68 ) ( 0 .49 ) ( 0 .19 ) ( 0 .02 ) ( 0 .21 ) 10 .44
3/31/21 11 .40 0 .22 ( 0 .16 ) 0 .06 ( 0 .23 ) ( 0 .09 ) ( 0 .32 ) 11 .14
3/31/20 10 .76 0 .27 0 .64 0 .91 ( 0 .27 ) — ( 0 .27 ) 11 .40
3/31/19 10 .58 0 .27 0 .18 0 .45 ( 0 .27 ) — ( 0 .27 ) 10 .76
Retirement Class:
9/30/23
#
9 .68 0 .13 ( 0 .53 ) ( 0 .40 ) ( 0 .13 ) — ( 0 .13 ) 9 .15
3/31/23 10 .45 0 .23 ( 0 .77 ) ( 0 .54 ) ( 0 .23 ) ( 0 .00 )
d
( 0 .23 ) 9 .68
3/31/22 11 .15 0 .18 ( 0 .68 ) ( 0 .50 ) ( 0 .18 ) ( 0 .02 ) ( 0 .20 ) 10 .45
3/31/21 11 .41 0 .21 ( 0 .17 ) 0 .04 ( 0 .21 ) ( 0 .09 ) ( 0 .30 ) 11 .15
3/31/20 10 .77 0 .26 0 .64 0 .90 ( 0 .26 ) — ( 0 .26 ) 11 .41
3/31/19 10 .59 0 .26 0 .18 0 .44 ( 0 .26 ) — ( 0 .26 ) 10 .77
Retail Class:
9/30/23
#
9 .68 0 .12 ( 0 .51 ) ( 0 .39 ) ( 0 .13 ) — ( 0 .13 ) 9 .16
3/31/23 10 .45 0 .22 ( 0 .77 ) ( 0 .55 ) ( 0 .22 ) ( 0 .00 )
d
( 0 .22 ) 9 .68
3/31/22 11 .15 0 .18 ( 0 .68 ) ( 0 .50 ) ( 0 .18 ) ( 0 .02 ) ( 0 .20 ) 10 .45
3/31/21 11 .41 0 .21 ( 0 .17 ) 0 .04 ( 0 .21 ) ( 0 .09 ) ( 0 .30 ) 11 .15
3/31/20 10 .77 0 .25 0 .64 0 .89 ( 0 .25 ) — ( 0 .25 ) 11 .41
3/31/19 10 .59 0 .26 0 .18 0 .44 ( 0 .26 ) — ( 0 .26 ) 10 .77
Class W:
9/30/23
#
9 .67 0 .14 ( 0 .52 ) ( 0 .38 ) ( 0 .14 ) — ( 0 .14 ) 9 .15
3/31/23 10 .44 0 .26 ( 0 .77 ) ( 0 .51 ) ( 0 .26 ) ( 0 .00 )
d
( 0 .26 ) 9 .67
3/31/22 11 .15 0 .22 ( 0 .69 ) ( 0 .47 ) ( 0 .22 ) ( 0 .02 ) ( 0 .24 ) 10 .44
3/31/21 11 .41 0 .25 ( 0 .16 ) 0 .09 ( 0 .26 ) ( 0 .09 ) ( 0 .35 ) 11 .15
3/31/20 10 .76 0 .30 0 .65 0 .95 ( 0 .30 ) — ( 0 .30 ) 11 .41
3/31/19
†
10 .43 0 .16 0 .32 0 .48 ( 0 .15 ) — ( 0 .15 ) 10 .76
#
Unaudited
†
Class W commenced operations on September 28, 2018.
a
Based on average shares outstanding.
b
Percentage is not annualized.
c
Percentage is annualized.
d
Value rounded to zero.

See Notes to Financial Statements

Ratios and Supplemental Data
Ratios to Average Net Assets
Total
Return
b
Net Assets,
End of
Period (000)
Gross
Expenses
Net
Expenses
Net
Investment
Income (Loss)
Portfolio
Turnover
Rate
( 3 .97 ) % $ 9,094,233 0 .07%
c
0 .07%
c
2 .95%
c
8%
( 4 .91 ) 9,131,524 0 .07 0 .07 2 .57 20
( 4 .32 ) 9,680,082 0 .09 0 .09 1 .90 18
0 .46 9,712,952 0 .11 0 .11 2 .09 29
8 .83 10,054,559 0 .11 0 .11 2 .61 32
4 .55 6,445,380 0 .11 0 .11 2 .75 20
( 4 .01 ) 26,440 0 .17
c
0 .17
c
2 .85
c
8
( 5 .01 ) 19,339 0 .17 0 .17 2 .49 20
( 4 .41 ) 14,176 0 .19 0 .19 1 .79 18
0 .36 18,746 0 .21 0 .21 1 .98 29
8 .73 17,005 0 .22 0 .22 2 .48 32
4 .33 1,139 0 .22 0 .22 2 .74 20
( 4 .04 ) 22,889 0 .22
c
0 .22
c
2 .79
c
8
( 5 .05 ) 25,380 0 .22 0 .22 2 .42 20
( 4 .46 ) 25,715 0 .24 0 .24 1 .75 18
0 .40 28,867 0 .26 0 .26 1 .94 29
8 .58 25,927 0 .27 0 .27 2 .46 32
4 .39 21,379 0 .26 0 .26 2 .61 20
( 4 .19 ) 482,000 0 .32
c
0 .32
c
2 .71
c
8
( 5 .14 ) 544,533 0 .32 0 .32 2 .31 20
( 4 .55 ) 628,526 0 .34 0 .34 1 .65 18
0 .30 613,853 0 .36 0 .36 1 .84 29
8 .46 449,368 0 .37 0 .37 2 .36 32
4 .29 258,787 0 .36 0 .36 2 .53 20
( 4 .12 ) 26,067 0 .40
c
0 .40
c
2 .62
c
8
( 5 .20 ) 27,979 0 .38 0 .38 2 .26 20
( 4 .61 ) 31,980 0 .44 0 .40 1 .59 18
0 .24 36,033 0 .42 0 .42 1 .78 29
8 .39 29,641 0 .43 0 .43 2 .29 32
4 .20 21,544 0 .44 0 .44 2 .43 20
( 3 .93 ) 11,215,620 0 .07
c
0.00
c
3 .04
c
8
( 4 .84 ) 11,084,405 0 .07 0.00 2 .64 20
( 4 .32 ) 10,746,686 0 .09 0.00 2 .00 18
0 .66 9,108,797 0 .11 0.00 2 .19 29
8 .96 5,983,462 0 .11 0.00 2 .72 32
4 .69 4,605,482 0 .11
c
0.00
c
2 .97
c
20

Financial Highlights
(continued)
See Notes to Financial Statements

Financial Highlights
(continued)
The following data is for a share outstanding for each fiscal year end unless otherwise noted:
Investment Operations Less Distributions
Net Asset
Value,
Beginning
of Period
Net
Investment
Income
(Loss)
a
Net Realized/
Unrealized
Gain (Loss) Total
From Net
Investment
Income
From Net
Realized
Gains Total
Net Asset
Value,
End of
Period
8.2
CORE BOND FUND
Institutional Class:
9/30/23
#
$ 9 .18 $ 0 .18 $ ( 0 .49 ) $ ( 0 .31 ) $ ( 0 .18 ) $ — $ ( 0 .18 ) $ 8 .69
3/31/23 9 .97 0 .30 ( 0 .79 ) ( 0 .49 ) ( 0 .30 ) — ( 0 .30 ) 9 .18
3/31/22 10 .65 0 .21 ( 0 .64 ) ( 0 .43 ) ( 0 .21 ) ( 0 .04 ) ( 0 .25 ) 9 .97
3/31/21 10 .48 0 .25 0 .37 0 .62 ( 0 .25 ) ( 0 .20 ) ( 0 .45 ) 10 .65
3/31/20 10 .29 0 .30 0 .19 0 .49 ( 0 .30 ) — ( 0 .30 ) 10 .48
3/31/19 10 .18 0 .32 0 .11 0 .43 ( 0 .32 ) — ( 0 .32 ) 10 .29
Advisor Class:
9/30/23
#
9 .18 0 .18 ( 0 .49 ) ( 0 .31 ) ( 0 .17 ) — ( 0 .17 ) 8 .70
3/31/23 9 .98 0 .29 ( 0 .80 ) ( 0 .51 ) ( 0 .29 ) — ( 0 .29 ) 9 .18
3/31/22 10 .66 0 .20 ( 0 .64 ) ( 0 .44 ) ( 0 .20 ) ( 0 .04 ) ( 0 .24 ) 9 .98
3/31/21 10 .49 0 .24 0 .36 0 .60 ( 0 .23 ) ( 0 .20 ) ( 0 .43 ) 10 .66
3/31/20 10 .30 0 .29 0 .19 0 .48 ( 0 .29 ) — ( 0 .29 ) 10 .49
3/31/19 10 .18 0 .31 0 .12 0 .43 ( 0 .31 ) — ( 0 .31 ) 10 .30
Premier Class:
9/30/23
#
9 .18 0 .17 ( 0 .49 ) ( 0 .32 ) ( 0 .17 ) — ( 0 .17 ) 8 .69
3/31/23 9 .97 0 .29 ( 0 .79 ) ( 0 .50 ) ( 0 .29 ) — ( 0 .29 ) 9 .18
3/31/22 10 .65 0 .19 ( 0 .64 ) ( 0 .45 ) ( 0 .19 ) ( 0 .04 ) ( 0 .23 ) 9 .97
3/31/21 10 .49 0 .23 0 .36 0 .59 ( 0 .23 ) ( 0 .20 ) ( 0 .43 ) 10 .65
3/31/20 10 .30 0 .29 0 .18 0 .47 ( 0 .28 ) — ( 0 .28 ) 10 .49
3/31/19 10 .18 0 .31 0 .12 0 .43 ( 0 .31 ) — ( 0 .31 ) 10 .30
Retirement Class:
9/30/23
#
9 .35 0 .17 ( 0 .49 ) ( 0 .32 ) ( 0 .17 ) — ( 0 .17 ) 8 .86
3/31/23 10 .16 0 .28 ( 0 .81 ) ( 0 .53 ) ( 0 .28 ) — ( 0 .28 ) 9 .35
3/31/22 10 .85 0 .19 ( 0 .65 ) ( 0 .46 ) ( 0 .19 ) ( 0 .04 ) ( 0 .23 ) 10 .16
3/31/21 10 .67 0 .23 0 .37 0 .60 ( 0 .22 ) ( 0 .20 ) ( 0 .42 ) 10 .85
3/31/20 10 .48 0 .28 0 .19 0 .47 ( 0 .28 ) — ( 0 .28 ) 10 .67
3/31/19 10 .36 0 .30 0 .12 0 .42 ( 0 .30 ) — ( 0 .30 ) 10 .48
Retail Class:
9/30/23
#
9 .34 0 .17 ( 0 .49 ) ( 0 .32 ) ( 0 .17 ) — ( 0 .17 ) 8 .85
3/31/23 10 .15 0 .28 ( 0 .81 ) ( 0 .53 ) ( 0 .28 ) — ( 0 .28 ) 9 .34
3/31/22 10 .84 0 .18 ( 0 .65 ) ( 0 .47 ) ( 0 .18 ) ( 0 .04 ) ( 0 .22 ) 10 .15
3/31/21 10 .66 0 .22 0 .38 0 .60 ( 0 .22 ) ( 0 .20 ) ( 0 .42 ) 10 .84
3/31/20 10 .47 0 .28 0 .18 0 .46 ( 0 .27 ) — ( 0 .27 ) 10 .66
3/31/19 10 .35 0 .30 0 .12 0 .42 ( 0 .30 ) — ( 0 .30 ) 10 .47
Class W:
9/30/23
#
9 .18 0 .20 ( 0 .50 ) ( 0 .30 ) ( 0 .19 ) — ( 0 .19 ) 8 .69
3/31/23 9 .97 0 .33 ( 0 .79 ) ( 0 .46 ) ( 0 .33 ) — ( 0 .33 ) 9 .18
3/31/22 10 .65 0 .24 ( 0 .64 ) ( 0 .40 ) ( 0 .24 ) ( 0 .04 ) ( 0 .28 ) 9 .97
3/31/21 10 .48 0 .28 0 .37 0 .65 ( 0 .28 ) ( 0 .20 ) ( 0 .48 ) 10 .65
3/31/20 10 .29 0 .33 0 .19 0 .52 ( 0 .33 ) — ( 0 .33 ) 10 .48
3/31/19
†
10 .00 0 .18 0 .29 0 .47 ( 0 .18 ) — ( 0 .18 ) 10 .29
#
Unaudited
†
Class W commenced operations on September 28, 2018.
a
Based on average shares outstanding.
b
Percentage is not annualized.
c
Percentage is annualized.
f
Does not include in-kind transactions.

See Notes to Financial Statements

Ratios and Supplemental Data
Ratios to Average Net Assets
Total
Return
b
Net Assets,
End of
Period (000)
Gross
Expenses
Net
Expenses
Net
Investment
Income (Loss)
Portfolio
Turnover
Rate
Portfolio
Turnover
Rate Excluding
Mortgage
Dollar Rolls
( 3 .45 ) % $ 4,761,034 0 .29%
c
0 .29%
c
4 .06%
c
34% 32%
( 4 .86 ) 4,625,629 0 .29 0 .29 3 .29 152 113
( 4 .14 ) 4,490,250 0 .29 0 .29 1 .98 295
f
96
f
5 .84 2,825,828 0 .29 0 .29 2 .27 229 117
4 .75 1,753,879 0 .30 0 .30 2 .86 133 125
4 .38 954,430 0 .30 0 .30 3 .16 138 125
( 3 .41 ) 636,502 0 .43
c
0 .43
c
3 .91
c
34 32
( 5 .09 ) 664,797 0 .42 0 .42 3 .11 152 113
( 4 .26 ) 989,602 0 .42 0 .42 1 .85 295
f
96
f
5 .70 753,975 0 .42 0 .42 2 .16 229 117
4 .61 906,706 0 .43 0 .43 2 .73 133 125
4 .37 933,420 0 .44 0 .44 3 .15 138 125
( 3 .53 ) 3,160 0 .44
c
0 .44
c
3 .77
c
34 32
( 5 .01 ) 5,649 0 .44 0 .44 3 .11 152 113
( 4 .28 ) 6,596 0 .44 0 .44 1 .81 295
f
96
f
5 .58 11,648 0 .44 0 .44 2 .13 229 117
4 .60 13,685 0 .45 0 .45 2 .71 133 125
4 .32 14,729 0 .45 0 .45 3 .05 138 125
( 3 .48 ) 120,425 0 .54
c
0 .54
c
3 .78
c
34 32
( 5 .15 ) 133,283 0 .54 0 .54 3 .01 152 113
( 4 .36 ) 162,596 0 .54 0 .54 1 .71 295
f
96
f
5 .51 210,938 0 .54 0 .54 2 .03 229 117
4 .56 208,899 0 .55 0 .55 2 .61 133 125
4 .20 197,645 0 .55 0 .55 2 .98 138 125
( 3 .51 ) 71,720 0 .59
c
0 .59
c
3 .74
c
34 32
( 5 .20 ) 78,449 0 .58 0 .58 2 .97 152 113
( 4 .38 ) 93,247 0 .59 0 .55 1 .70 295
f
96
f
5 .47 107,280 0 .58 0 .58 1 .99 229 117
4 .52 106,363 0 .59 0 .59 2 .57 133 125
4 .16 92,455 0 .60 0 .60 2 .93 138 125
( 3 .32 ) 3,795,171 0 .29
c
0.00
c
4 .34
c
34 32
( 4 .59 ) 3,822,326 0 .29 0.00 3 .53 152 113
( 3 .86 ) 4,672,235 0 .29 0.00 2 .25 295
f
96
f
6 .15 4,793,554 0 .29 0.00 2 .56 229 117
5 .06 3,614,517 0 .30 0.00 3 .16 133 125
4 .77 3,741,378 0 .30
c
0.00
c
3 .64
c
138 125

Financial Highlights
(continued)
See Notes to Financial Statements

Financial Highlights
(continued)
The following data is for a share outstanding for each fiscal year end unless otherwise noted:
Investment Operations Less Distributions
Net Asset
Value,
Beginning
of Period
Net
Investment
Income
(Loss)
a
Net Realized/
Unrealized
Gain (Loss) Total
From Net
Investment
Income
From Net
Realized
Gains Total
Net Asset
Value,
End of
Period
8.3
CORE IMPACT BOND FUND
Institutional Class:
9/30/23
#
$ 9 .04 $ 0 .17 $ ( 0 .49 ) $ ( 0 .32 ) $ ( 0 .17 ) $ — $ ( 0 .17 ) $ 8 .55
3/31/23 9 .87 0 .28 ( 0 .83 ) ( 0 .55 ) ( 0 .28 ) — ( 0 .28 ) 9 .04
3/31/22 10 .48 0 .18 ( 0 .61 ) ( 0 .43 ) ( 0 .18 ) ( 0 .00 )
d
( 0 .18 ) 9 .87
3/31/21 10 .41 0 .21 0 .33 0 .54 ( 0 .21 ) ( 0 .26 ) ( 0 .47 ) 10 .48
3/31/20 10 .28 0 .28 0 .20 0 .48 ( 0 .28 ) ( 0 .07 ) ( 0 .35 ) 10 .41
3/31/19 10 .14 0 .30 0 .14 0 .44 ( 0 .30 ) — ( 0 .30 ) 10 .28
Advisor Class:
9/30/23
#
9 .05 0 .17 ( 0 .50 ) ( 0 .33 ) ( 0 .17 ) — ( 0 .17 ) 8 .55
3/31/23 9 .88 0 .27 ( 0 .83 ) ( 0 .56 ) ( 0 .27 ) — ( 0 .27 ) 9 .05
3/31/22 10 .48 0 .17 ( 0 .59 ) ( 0 .42 ) ( 0 .18 ) ( 0 .00 )
d
( 0 .18 ) 9 .88
3/31/21 10 .42 0 .20 0 .32 0 .52 ( 0 .20 ) ( 0 .26 ) ( 0 .46 ) 10 .48
3/31/20 10 .29 0 .27 0 .20 0 .47 ( 0 .27 ) ( 0 .07 ) ( 0 .34 ) 10 .42
3/31/19 10 .15 0 .30 0 .14 0 .44 ( 0 .30 ) — ( 0 .30 ) 10 .29
Premier Class:
9/30/23
#
9 .05 0 .16 ( 0 .50 ) ( 0 .34 ) ( 0 .16 ) — ( 0 .16 ) 8 .55
3/31/23 9 .88 0 .26 ( 0 .83 ) ( 0 .57 ) ( 0 .26 ) — ( 0 .26 ) 9 .05
3/31/22 10 .48 0 .16 ( 0 .60 ) ( 0 .44 ) ( 0 .16 ) ( 0 .00 )
d
( 0 .16 ) 9 .88
3/31/21 10 .42 0 .19 0 .32 0 .51 ( 0 .19 ) ( 0 .26 ) ( 0 .45 ) 10 .48
3/31/20 10 .29 0 .27 0 .20 0 .47 ( 0 .27 ) ( 0 .07 ) ( 0 .34 ) 10 .42
3/31/19 10 .15 0 .28 0 .14 0 .42 ( 0 .28 ) — ( 0 .28 ) 10 .29
Retirement Class:
9/30/23
#
9 .04 0 .16 ( 0 .49 ) ( 0 .33 ) ( 0 .16 ) — ( 0 .16 ) 8 .55
3/31/23 9 .88 0 .26 ( 0 .84 ) ( 0 .58 ) ( 0 .26 ) — ( 0 .26 ) 9 .04
3/31/22 10 .48 0 .15 ( 0 .59 ) ( 0 .44 ) ( 0 .16 ) ( 0 .00 )
d
( 0 .16 ) 9 .88
3/31/21 10 .41 0 .18 0 .33 0 .51 ( 0 .18 ) ( 0 .26 ) ( 0 .44 ) 10 .48
3/31/20 10 .29 0 .26 0 .19 0 .45 ( 0 .26 ) ( 0 .07 ) ( 0 .33 ) 10 .41
3/31/19 10 .14 0 .28 0 .15 0 .43 ( 0 .28 ) — ( 0 .28 ) 10 .29
Retail Class:
9/30/23
#
9 .04 0 .16 ( 0 .50 ) ( 0 .34 ) ( 0 .16 ) — ( 0 .16 ) 8 .54
3/31/23 9 .87 0 .25 ( 0 .82 ) ( 0 .57 ) ( 0 .26 ) — ( 0 .26 ) 9 .04
3/31/22 10 .47 0 .15 ( 0 .60 ) ( 0 .45 ) ( 0 .15 ) ( 0 .00 )
d
( 0 .15 ) 9 .87
3/31/21 10 .40 0 .18 0 .33 0 .51 ( 0 .18 ) ( 0 .26 ) ( 0 .44 ) 10 .47
3/31/20 10 .28 0 .25 0 .19 0 .44 ( 0 .25 ) ( 0 .07 ) ( 0 .32 ) 10 .40
3/31/19 10 .14 0 .27 0 .14 0 .41 ( 0 .27 ) — ( 0 .27 ) 10 .28
#
Unaudited
a
Based on average shares outstanding.
b
Percentage is not annualized.
c
Percentage is annualized.
d
Value rounded to zero.
f
Does not include in-kind transactions.

See Notes to Financial Statements

Ratios and Supplemental Data
Ratios to Average Net Assets
Total
Return
b
Net Assets,
End of
Period (000)
Gross
Expenses
Net
Expenses
Net
Investment
Income (Loss)
Portfolio
Turnover
Rate
Portfolio
Turnover
Rate Excluding
Mortgage
Dollar Rolls
( 3 .60 ) % $ 4,334,613 0 .37%
c
0 .37%
c
3 .82%
c
65% 64%
( 5 .54 ) 4,553,635 0 .37 0 .36 3 .07 171 139
( 4 .16 ) 4,648,095 0 .38 0 .38 1 .72 255 112
5 .13 4,169,777 0 .35 0 .35 1 .92 293 186
4 .74 3,223,141 0 .36 0 .36 2 .68 115
f
110
f
4 .47 1,961,314 0 .37 0 .37 3 .02 90 82
( 3 .74 ) 990,014 0 .45
c
0 .45
c
3 .74
c
65 64
( 5 .59 ) 1,005,499 0 .43 0 .42 2 .96 171 139
( 4 .12 ) 1,526,575 0 .44 0 .44 1 .66 255 112
4 .95 1,286,125 0 .43 0 .43 1 .83 293 186
4 .64 930,083 0 .46 0 .46 2 .58 115
f
110
f
4 .39 554,143 0 .44 0 .44 2 .97 90 82
( 3 .79 ) 11,254 0 .76
c
0 .55
c
3 .56
c
65 64
( 5 .70 ) 23,649 0 .66 0 .54 2 .88 171 139
( 4 .23 ) 27,068 0 .58 0 .55 1 .53 255 112
4 .85 32,891 0 .53 0 .53 1 .76 293 186
4 .57 30,850 0 .53 0 .53 2 .51 115
f
110
f
4 .28 36,827 0 .55 0 .55 2 .84 90 82
( 3 .72 ) 229,370 0 .63
c
0 .62
c
3 .54
c
65 64
( 5 .87 ) 271,648 0 .62 0 .61 2 .79 171 139
( 4 .31 ) 382,704 0 .63 0 .63 1 .45 255 112
4 .87 472,112 0 .60 0 .60 1 .69 293 186
4 .38 527,044 0 .61 0 .61 2 .43 115
f
110
f
4 .31 467,437 0 .62 0 .62 2 .77 90 82
( 3 .84 ) 246,127 0 .64
c
0 .64
c
3 .55
c
65 64
( 5 .79 ) 251,165 0 .63 0 .62 2 .78 171 139
( 4 .32 ) 330,332 0 .64 0 .64 1 .45 255 112
4 .87 304,704 0 .61 0 .61 1 .67 293 186
4 .35 233,432 0 .64 0 .64 2 .40 115
f
110
f
4 .18 172,447 0 .65 0 .65 2 .72 90 82

Financial Highlights
(continued)
See Notes to Financial Statements

Financial Highlights
(continued)
The following data is for a share outstanding for each fiscal year end unless otherwise noted:
Investment Operations Less Distributions
Net Asset
Value,
Beginning
of Period
Net
Investment
Income
(Loss)
a
Net Realized/
Unrealized
Gain (Loss) Total
From Net
Investment
Income
From Net
Realized
Gains Total
Net Asset
Value,
End of
Period
8.4
CORE PLUS BOND FUND
Institutional Class:
9/30/23
#
$ 9 .18 $ 0 .20 $ ( 0 .47 ) $ ( 0 .27 ) $ ( 0 .19 ) $ — $ ( 0 .19 ) $ 8 .72
3/31/23 10 .03 0 .34 ( 0 .85 ) ( 0 .51 ) ( 0 .34 ) — ( 0 .34 ) 9 .18
3/31/22 10 .82 0 .26 ( 0 .64 ) ( 0 .38 ) ( 0 .26 ) ( 0 .15 ) ( 0 .41 ) 10 .03
3/31/21 10 .38 0 .29 0 .52 0 .81 ( 0 .29 ) ( 0 .08 ) ( 0 .37 ) 10 .82
3/31/20 10 .35 0 .32 0 .03 0 .35 ( 0 .32 ) — ( 0 .32 ) 10 .38
3/31/19 10 .24 0 .35 0 .10 0 .45 ( 0 .34 ) — ( 0 .34 ) 10 .35
Advisor Class:
9/30/23
#
9 .18 0 .20 ( 0 .46 ) ( 0 .26 ) ( 0 .19 ) — ( 0 .19 ) 8 .73
3/31/23 10 .04 0 .33 ( 0 .86 ) ( 0 .53 ) ( 0 .33 ) — ( 0 .33 ) 9 .18
3/31/22 10 .83 0 .26 ( 0 .65 ) ( 0 .39 ) ( 0 .25 ) ( 0 .15 ) ( 0 .40 ) 10 .04
3/31/21 10 .39 0 .29 0 .51 0 .80 ( 0 .28 ) ( 0 .08 ) ( 0 .36 ) 10 .83
3/31/20 10 .36 0 .31 0 .03 0 .34 ( 0 .31 ) — ( 0 .31 ) 10 .39
3/31/19 10 .25 0 .34 0 .11 0 .45 ( 0 .34 ) — ( 0 .34 ) 10 .36
Premier Class:
9/30/23
#
9 .17 0 .19 ( 0 .46 ) ( 0 .27 ) ( 0 .18 ) — ( 0 .18 ) 8 .72
3/31/23 10 .03 0 .33 ( 0 .86 ) ( 0 .53 ) ( 0 .33 ) — ( 0 .33 ) 9 .17
3/31/22 10 .82 0 .25 ( 0 .65 ) ( 0 .40 ) ( 0 .24 ) ( 0 .15 ) ( 0 .39 ) 10 .03
3/31/21 10 .38 0 .28 0 .51 0 .79 ( 0 .27 ) ( 0 .08 ) ( 0 .35 ) 10 .82
3/31/20 10 .35 0 .31 0 .02 0 .33 ( 0 .30 ) — ( 0 .30 ) 10 .38
3/31/19 10 .24 0 .33 0 .11 0 .44 ( 0 .33 ) — ( 0 .33 ) 10 .35
Retirement Class:
9/30/23
#
9 .19 0 .19 ( 0 .47 ) ( 0 .28 ) ( 0 .18 ) — ( 0 .18 ) 8 .73
3/31/23 10 .04 0 .32 ( 0 .85 ) ( 0 .53 ) ( 0 .32 ) — ( 0 .32 ) 9 .19
3/31/22 10 .84 0 .24 ( 0 .66 ) ( 0 .42 ) ( 0 .23 ) ( 0 .15 ) ( 0 .38 ) 10 .04
3/31/21 10 .40 0 .27 0 .51 0 .78 ( 0 .26 ) ( 0 .08 ) ( 0 .34 ) 10 .84
3/31/20 10 .37 0 .30 0 .02 0 .32 ( 0 .29 ) — ( 0 .29 ) 10 .40
3/31/19 10 .26 0 .32 0 .11 0 .43 ( 0 .32 ) — ( 0 .32 ) 10 .37
Retail Class:
9/30/23
#
9 .19 0 .19 ( 0 .46 ) ( 0 .27 ) ( 0 .18 ) — ( 0 .18 ) 8 .74
3/31/23 10 .05 0 .32 ( 0 .87 ) ( 0 .55 ) ( 0 .31 ) — ( 0 .31 ) 9 .19
3/31/22 10 .84 0 .24 ( 0 .65 ) ( 0 .41 ) ( 0 .23 ) ( 0 .15 ) ( 0 .38 ) 10 .05
3/31/21 10 .40 0 .26 0 .52 0 .78 ( 0 .26 ) ( 0 .08 ) ( 0 .34 ) 10 .84
3/31/20 10 .38 0 .29 0 .01 0 .30 ( 0 .28 ) — ( 0 .28 ) 10 .40
3/31/19 10 .26 0 .32 0 .11 0 .43 ( 0 .31 ) — ( 0 .31 ) 10 .38
Class W:
9/30/23
#
9 .18 0 .22 ( 0 .47 ) ( 0 .25 ) ( 0 .21 ) — ( 0 .21 ) 8 .72
3/31/23 10 .03 0 .37 ( 0 .85 ) ( 0 .48 ) ( 0 .37 ) — ( 0 .37 ) 9 .18
3/31/22 10 .82 0 .30 ( 0 .65 ) ( 0 .35 ) ( 0 .29 ) ( 0 .15 ) ( 0 .44 ) 10 .03
3/31/21 10 .38 0 .32 0 .52 0 .84 ( 0 .32 ) ( 0 .08 ) ( 0 .40 ) 10 .82
3/31/20 10 .36 0 .36 0 .01 0 .37 ( 0 .35 ) — ( 0 .35 ) 10 .38
3/31/19
†
10 .07 0 .19 0 .29 0 .48 ( 0 .19 ) — ( 0 .19 ) 10 .36
#
Unaudited
†
Class W commenced operations on September 28, 2018.
a
Based on average shares outstanding.
b
Percentage is not annualized.
c
Percentage is annualized.
f
Does not include in-kind transactions.

See Notes to Financial Statements

Ratios and Supplemental Data
Ratios to Average Net Assets
Total
Return
b
Net Assets,
End of
Period (000)
Gross
Expenses
Net
Expenses
Net
Investment
Income (Loss)
Portfolio
Turnover
Rate
Portfolio
Turnover
Rate Excluding
Mortgage
Dollar Rolls
( 2 .97 ) % $ 1,439,868 0 .30%
c
0 .30%
c
4 .48%
c
30% 29%
( 5 .02 ) 1,484,766 0 .30 0 .30 3 .72 143 113
( 3 .72 ) 1,557,970 0 .30 0 .30 2 .45 251 97
7 .83 1,608,213 0 .30 0 .30 2 .66 169 84
3 .31 1,383,899 0 .30 0 .30 3 .04 94
f
85
f
4 .56 1,185,094 0 .30 0 .30 3 .39 106 90
( 2 .90 ) 80,855 0 .38
c
0 .38
c
4 .40
c
30 29
( 5 .19 ) 92,456 0 .38 0 .38 3 .58 143 113
( 3 .79 ) 162,811 0 .38 0 .38 2 .36 251 97
7 .74 208,321 0 .37 0 .37 2 .60 169 84
3 .24 211,366 0 .38 0 .38 2 .93 94
f
85
f
4 .51 35,007 0 .35 0 .35 3 .39 106 90
( 2 .94 ) 3,226 0 .45
c
0 .45
c
4 .27
c
30 29
( 5 .27 ) 5,932 0 .45 0 .45 3 .56 143 113
( 3 .86 ) 7,305 0 .45 0 .45 2 .30 251 97
7 .67 8,155 0 .45 0 .45 2 .53 169 84
3 .16 9,431 0 .45 0 .45 2 .89 94
f
85
f
4 .41 10,707 0 .45 0 .45 3 .25 106 90
( 3 .09 ) 275,420 0 .55
c
0 .55
c
4 .23
c
30 29
( 5 .25 ) 301,925 0 .55 0 .55 3 .47 143 113
( 4 .04 ) 326,659 0 .55 0 .55 2 .20 251 97
7 .55 397,965 0 .55 0 .55 2 .42 169 84
3 .06 394,611 0 .55 0 .55 2 .79 94
f
85
f
4 .30 436,641 0 .55 0 .55 3 .18 106 90
( 3 .01 ) 220,394 0 .63
c
0 .63
c
4 .16
c
30 29
( 5 .40 ) 236,915 0 .62 0 .61 3 .41 143 113
( 3 .95 ) 270,848 0 .61 0 .56 2 .19 251 97
7 .48 302,270 0 .61 0 .61 2 .36 169 84
2 .90 298,496 0 .61 0 .61 2 .73 94
f
85
f
4 .33 256,549 0 .62 0 .62 3 .11 106 90
( 2 .82 ) 2,353,121 0 .30
c
0.00
c
4 .79
c
30 29
( 4 .74 ) 2,383,204 0 .30 0.00 4 .00 143 113
( 3 .43 ) 2,925,520 0 .30 0.00 2 .75 251 97
8 .14 3,039,900 0 .30 0.00 2 .95 169 84
3 .52 2,268,780 0 .30 0.00 3 .34 94
f
85
f
4 .82 2,370,116 0 .31
c
0.00
c
3 .84
c
106 90

Financial Highlights
(continued)
See Notes to Financial Statements

Financial Highlights
(continued)
The following data is for a share outstanding for each fiscal year end unless otherwise noted:
Investment Operations Less Distributions
Net Asset
Value,
Beginning
of Period
Net
Investment
Income
(Loss)
a
Net Realized/
Unrealized
Gain (Loss) Total
From Net
Investment
Income
From Net
Realized
Gains Total
Net Asset
Value,
End of
Period
8.5
5–15 YEAR LADDERED TAX-EXEMPT BOND FUND
Institutional Class:
9/30/23
#
$ 9 .80 $ 0 .12 $ ( 0 .44 ) $ ( 0 .32 ) $ ( 0 .12 ) $ — $ ( 0 .12 ) $ 9 .36
3/31/23 10 .04 0 .23 ( 0 .23 ) — ( 0 .23 ) ( 0 .01 ) ( 0 .24 ) 9 .80
3/31/22 10 .90 0 .22 ( 0 .78 ) ( 0 .56 ) ( 0 .23 ) ( 0 .07 ) ( 0 .30 ) 10 .04
3/31/21 10 .50 0 .24 0 .43 0 .67 ( 0 .24 ) ( 0 .03 ) ( 0 .27 ) 10 .90
3/31/20 10 .55 0 .26 ( 0 .03 ) 0 .23 ( 0 .26 ) ( 0 .02 ) ( 0 .28 ) 10 .50
3/31/19 10 .26 0 .27 0 .30 0 .57 ( 0 .27 ) ( 0 .01 ) ( 0 .28 ) 10 .55
Advisor Class:
9/30/23
#
9 .80 0 .12 ( 0 .45 ) ( 0 .33 ) ( 0 .12 ) — ( 0 .12 ) 9 .35
3/31/23 10 .03 0 .22 ( 0 .22 ) — ( 0 .22 ) ( 0 .01 ) ( 0 .23 ) 9 .80
3/31/22 10 .89 0 .21 ( 0 .79 ) ( 0 .58 ) ( 0 .21 ) ( 0 .07 ) ( 0 .28 ) 10 .03
3/31/21 10 .50 0 .23 0 .42 0 .65 ( 0 .23 ) ( 0 .03 ) ( 0 .26 ) 10 .89
3/31/20 10 .55 0 .25 ( 0 .02 ) 0 .23 ( 0 .26 ) ( 0 .02 ) ( 0 .28 ) 10 .50
3/31/19 10 .26 0 .26 0 .30 0 .56 ( 0 .26 ) ( 0 .01 ) ( 0 .27 ) 10 .55
Retail Class:
9/30/23
#
9 .81 0 .11 ( 0 .45 ) ( 0 .34 ) ( 0 .11 ) — ( 0 .11 ) 9 .36
3/31/23 10 .05 0 .20 ( 0 .23 ) ( 0 .03 ) ( 0 .20 ) ( 0 .01 ) ( 0 .21 ) 9 .81
3/31/22 10 .91 0 .20 ( 0 .79 ) ( 0 .59 ) ( 0 .20 ) ( 0 .07 ) ( 0 .27 ) 10 .05
3/31/21 10 .51 0 .21 0 .43 0 .64 ( 0 .21 ) ( 0 .03 ) ( 0 .24 ) 10 .91
3/31/20 10 .56 0 .23 ( 0 .03 ) 0 .20 ( 0 .23 ) ( 0 .02 ) ( 0 .25 ) 10 .51
3/31/19 10 .27 0 .24 0 .30 0 .54 ( 0 .24 ) ( 0 .01 ) ( 0 .25 ) 10 .56
#
Unaudited
a
Based on average shares outstanding.
b
Percentage is not annualized.
c
Percentage is annualized.

See Notes to Financial Statements

Ratios and Supplemental Data
Ratios to Average Net Assets
Total
Return
b
Net Assets,
End of
Period (000)
Gross
Expenses
Net
Expenses
Net
Investment
Income (Loss)
Portfolio
Turnover
Rate
( 3 .26 ) % $ 8,184 0 .34%
c
0 .30%
c
2 .55%
c
2%
0 .05 8,747 0 .34 0 .30 2 .36 15
( 5 .31 ) 18,226 0 .33 0 .30 2 .09 9
6 .48 8,099 0 .32 0 .30 2 .24 23
2 .21 4,946 0 .33 0 .30 2 .43 21
5 .64 5,091 0 .35 0 .31 2 .71 43
( 3 .41 ) 315 0 .44
c
0 .40
c
2 .45
c
2
0 .06 533 0 .42 0 .38 2 .27 15
( 5 .42 ) 683 0 .43 0 .40 1 .97 9
6 .30 666 0 .40 0 .38 2 .16 23
2 .14 966 0 .41 0 .38 2 .36 21
5 .58 228 0 .41 0 .38 2 .58 43
( 3 .49 ) 210,200 0 .62
c
0 .59
c
2 .27
c
2
( 0 .23 ) 227,830 0 .62 0 .58 2 .08 15
( 5 .54 ) 248,157 0 .61 0 .54 1 .83 9
6 .18 272,018 0 .59 0 .58 1 .97 23
1 .93 264,478 0 .61 0 .58 2 .17 21
5 .34 265,913 0 .63 0 .60 2 .34 43

Financial Highlights
(continued)
See Notes to Financial Statements

Financial Highlights
(continued)
The following data is for a share outstanding for each fiscal year end unless otherwise noted:
Investment Operations Less Distributions
Net Asset
Value,
Beginning
of Period
Net
Investment
Income
(Loss)
a
Net Realized/
Unrealized
Gain (Loss) Total
From Net
Investment
Income
From Net
Realized
Gains Total
Net Asset
Value,
End of
Period
8.6
GREEN BOND FUND
Institutional Class:
9/30/23
#
$ 9 .16 $ 0 .18 $ ( 0 .42 ) $ ( 0 .24 ) $ ( 0 .18 ) $ — $ ( 0 .18 ) $ 8 .74
3/31/23 9 .95 0 .31 ( 0 .78 ) ( 0 .47 ) ( 0 .31 ) ( 0 .01 ) ( 0 .32 ) 9 .16
3/31/22 10 .62 0 .24 ( 0 .61 ) ( 0 .37 ) ( 0 .25 ) ( 0 .05 ) ( 0 .30 ) 9 .95
3/31/21 10 .22 0 .27 0 .58 0 .85 ( 0 .27 ) ( 0 .18 ) ( 0 .45 ) 10 .62
3/31/20 10 .33 0 .33 ( 0 .02 ) 0 .31 ( 0 .33 ) ( 0 .09 ) ( 0 .42 ) 10 .22
3/31/19
*
10 .00 0 .14 0 .33 0 .47 ( 0 .14 ) — ( 0 .14 ) 10 .33
Advisor Class:
9/30/23
#
9 .16 0 .18 ( 0 .42 ) ( 0 .24 ) ( 0 .18 ) — ( 0 .18 ) 8 .74
3/31/23 9 .95 0 .32 ( 0 .79 ) ( 0 .47 ) ( 0 .31 ) ( 0 .01 ) ( 0 .32 ) 9 .16
3/31/22 10 .62 0 .24 ( 0 .62 ) ( 0 .38 ) ( 0 .24 ) ( 0 .05 ) ( 0 .29 ) 9 .95
3/31/21 10 .22 0 .27 0 .58 0 .85 ( 0 .27 ) ( 0 .18 ) ( 0 .45 ) 10 .62
3/31/20 10 .33 0 .33 ( 0 .02 ) 0 .31 ( 0 .33 ) ( 0 .09 ) ( 0 .42 ) 10 .22
3/31/19
*
10 .00 0 .13 0 .33 0 .46 ( 0 .13 ) — ( 0 .13 ) 10 .33
Premier Class:
9/30/23
#
9 .16 0 .17 ( 0 .42 ) ( 0 .25 ) ( 0 .17 ) — ( 0 .17 ) 8 .74
3/31/23 9 .95 0 .30 ( 0 .78 ) ( 0 .48 ) ( 0 .30 ) ( 0 .01 ) ( 0 .31 ) 9 .16
3/31/22 10 .62 0 .23 ( 0 .62 ) ( 0 .39 ) ( 0 .23 ) ( 0 .05 ) ( 0 .28 ) 9 .95
3/31/21 10 .22 0 .26 0 .58 0 .84 ( 0 .26 ) ( 0 .18 ) ( 0 .44 ) 10 .62
3/31/20 10 .33 0 .32 ( 0 .02 ) 0 .30 ( 0 .32 ) ( 0 .09 ) ( 0 .41 ) 10 .22
3/31/19
*
10 .00 0 .13 0 .33 0 .46 ( 0 .13 ) — ( 0 .13 ) 10 .33
Retirement Class:
9/30/23
#
9 .16 0 .17 ( 0 .42 ) ( 0 .25 ) ( 0 .17 ) — ( 0 .17 ) 8 .74
3/31/23 9 .95 0 .30 ( 0 .78 ) ( 0 .48 ) ( 0 .30 ) ( 0 .01 ) ( 0 .31 ) 9 .16
3/31/22 10 .63 0 .23 ( 0 .63 ) ( 0 .40 ) ( 0 .23 ) ( 0 .05 ) ( 0 .28 ) 9 .95
3/31/21 10 .22 0 .26 0 .59 0 .85 ( 0 .26 ) ( 0 .18 ) ( 0 .44 ) 10 .63
3/31/20 10 .33 0 .31 ( 0 .01 ) 0 .30 ( 0 .32 ) ( 0 .09 ) ( 0 .41 ) 10 .22
3/31/19
*
10 .00 0 .13 0 .33 0 .46 ( 0 .13 ) — ( 0 .13 ) 10 .33
Retail Class:
9/30/23
#
9 .16 0 .17 ( 0 .42 ) ( 0 .25 ) ( 0 .17 ) — ( 0 .17 ) 8 .74
3/31/23 9 .95 0 .29 ( 0 .78 ) ( 0 .49 ) ( 0 .29 ) ( 0 .01 ) ( 0 .30 ) 9 .16
3/31/22 10 .63 0 .22 ( 0 .63 ) ( 0 .41 ) ( 0 .22 ) ( 0 .05 ) ( 0 .27 ) 9 .95
3/31/21 10 .22 0 .24 0 .59 0 .83 ( 0 .24 ) ( 0 .18 ) ( 0 .42 ) 10 .63
3/31/20 10 .33 0 .30 ( 0 .01 ) 0 .29 ( 0 .31 ) ( 0 .09 ) ( 0 .40 ) 10 .22
3/31/19
*
10 .00 0 .13 0 .33 0 .46 ( 0 .13 ) — ( 0 .13 ) 10 .33
#
Unaudited
*
The Fund commenced operations on November 16, 2018.
a
Based on average shares outstanding.
b
Percentage is not annualized.
c
Percentage is annualized.

See Notes to Financial Statements

Ratios and Supplemental Data
Ratios to Average Net Assets
Total
Return
b
Net Assets,
End of
Period (000)
Gross
Expenses
Net
Expenses
Net
Investment
Income (Loss)
Portfolio
Turnover
Rate
( 2 .65 ) % $ 75,499 0 .58%
c
0 .44%
c
4 .02%
c
32%
( 4 .70 ) 77,172 0 .61 0 .41 3 .41 36
( 3 .71 ) 77,183 0 .81 0 .45 2 .34 27
8 .27 27,694 0 .93 0 .45 2 .50 34
2 .94 21,857 1 .21 0 .45 3 .15 37
4 .71 21,751 2 .99
c
0 .45
c
3 .68
c
31
( 2 .70 ) 33,738 0 .68
c
0 .54
c
3 .92
c
32
( 4 .76 ) 43,796 0 .71 0 .51 3 .60 36
( 3 .73 ) 3,270 0 .83 0 .47 2 .30 27
8 .25 1,570 0 .94 0 .46 2 .49 34
2 .93 1,069 1 .22 0 .46 3 .14 37
4 .66 1,033 3 .37
c
0 .60
c
3 .53
c
31
( 2 .73 ) 874 0 .74
c
0 .60
c
3 .86
c
32
( 4 .84 ) 916 0 .77 0 .57 3 .25 36
( 3 .84 ) 995 0 .97 0 .58 2 .18 27
8 .16 1,062 1 .08 0 .55 2 .41 34
2 .79 1,022 1 .37 0 .60 3 .00 37
4 .66 1,033 3 .52
c
0 .60
c
3 .53
c
31
( 2 .77 ) 13,074 0 .83
c
0 .68
c
3 .77
c
32
( 4 .86 ) 14,141 0 .86 0 .58 3 .23 36
( 3 .93 ) 15,531 1 .06 0 .58 2 .18 27
8 .26 14,133 1 .18 0 .54 2 .38 34
2 .77 6,457 1 .47 0 .62 2 .96 37
4 .65 1,620 3 .54
c
0 .62
c
3 .60
c
31
( 2 .80 ) 6,991 0 .90
c
0 .76
c
3 .69
c
32
( 4 .98 ) 7,756 0 .91 0 .71 3 .12 36
( 4 .06 ) 7,465 1 .33 0 .73 2 .04 27
8 .07 6,342 1 .26 0 .73 2 .20 34
2 .69 2,816 1 .59 0 .71 2 .87 37
4 .62 1,403 3 .92
c
0 .71
c
3 .50
c
31

Financial Highlights
(continued)
See Notes to Financial Statements

Financial Highlights
(continued)
The following data is for a share outstanding for each fiscal year end unless otherwise noted:
Investment Operations Less Distributions
Net Asset
Value,
Beginning
of Period
Net
Investment
Income
(Loss)
a
Net Realized/
Unrealized
Gain (Loss) Total
From Net
Investment
Income
From Net
Realized
Gains Total
Net Asset
Value,
End of
Period
8.7
HIGH-YIELD FUND
Institutional Class:
9/30/23
#
$ 8 .35 $ 0 .27 $ ( 0 .12 ) $ 0 .15 $ ( 0 .27 ) $ — $ ( 0 .27 ) $ 8 .23
3/31/23 9 .11 0 .48 ( 0 .76 ) ( 0 .28 ) ( 0 .48 ) — ( 0 .48 ) 8 .35
3/31/22 9 .53 0 .45 ( 0 .43 ) 0 .02 ( 0 .44 ) — ( 0 .44 ) 9 .11
3/31/21 8 .36 0 .47 1 .17 1 .64 ( 0 .47 ) — ( 0 .47 ) 9 .53
3/31/20 9 .61 0 .54 ( 1 .25 ) ( 0 .71 ) ( 0 .54 ) — ( 0 .54 ) 8 .36
3/31/19 9 .56 0 .56 0 .05 0 .61 ( 0 .56 ) — ( 0 .56 ) 9 .61
Advisor Class:
9/30/23
#
8 .35 0 .26 ( 0 .13 ) 0 .13 ( 0 .26 ) — ( 0 .26 ) 8 .22
3/31/23 9 .10 0 .46 ( 0 .74 ) ( 0 .28 ) ( 0 .47 ) — ( 0 .47 ) 8 .35
3/31/22 9 .52 0 .43 ( 0 .42 ) 0 .01 ( 0 .43 ) — ( 0 .43 ) 9 .10
3/31/21 8 .35 0 .46 1 .17 1 .63 ( 0 .46 ) — ( 0 .46 ) 9 .52
3/31/20 9 .60 0 .53 ( 1 .25 ) ( 0 .72 ) ( 0 .53 ) — ( 0 .53 ) 8 .35
3/31/19 9 .56 0 .55 0 .03 0 .58 ( 0 .54 ) — ( 0 .54 ) 9 .60
Premier Class:
9/30/23
#
8 .36 0 .26 ( 0 .12 ) 0 .14 ( 0 .26 ) — ( 0 .26 ) 8 .24
3/31/23 9 .12 0 .47 ( 0 .76 ) ( 0 .29 ) ( 0 .47 ) — ( 0 .47 ) 8 .36
3/31/22 9 .54 0 .43 ( 0 .42 ) 0 .01 ( 0 .43 ) — ( 0 .43 ) 9 .12
3/31/21 8 .37 0 .46 1 .17 1 .63 ( 0 .46 ) — ( 0 .46 ) 9 .54
3/31/20 9 .62 0 .53 ( 1 .25 ) ( 0 .72 ) ( 0 .53 ) — ( 0 .53 ) 8 .37
3/31/19 9 .57 0 .54 0 .05 0 .59 ( 0 .54 ) — ( 0 .54 ) 9 .62
Retirement Class:
9/30/23
#
8 .36 0 .26 ( 0 .13 ) 0 .13 ( 0 .26 ) — ( 0 .26 ) 8 .23
3/31/23 9 .11 0 .45 ( 0 .74 ) ( 0 .29 ) ( 0 .46 ) — ( 0 .46 ) 8 .36
3/31/22 9 .53 0 .42 ( 0 .42 ) 0 .00
d
( 0 .42 ) — ( 0 .42 ) 9 .11
3/31/21 8 .36 0 .45 1 .17 1 .62 ( 0 .45 ) — ( 0 .45 ) 9 .53
3/31/20 9 .61 0 .52 ( 1 .25 ) ( 0 .73 ) ( 0 .52 ) — ( 0 .52 ) 8 .36
3/31/19 9 .57 0 .53 0 .04 0 .57 ( 0 .53 ) — ( 0 .53 ) 9 .61
Retail Class:
9/30/23
#
8 .39 0 .26 ( 0 .12 ) 0 .14 ( 0 .26 ) — ( 0 .26 ) 8 .27
3/31/23 9 .15 0 .45 ( 0 .75 ) ( 0 .30 ) ( 0 .46 ) — ( 0 .46 ) 8 .39
3/31/22 9 .57 0 .42 ( 0 .42 ) 0 .00
d
( 0 .42 ) — ( 0 .42 ) 9 .15
3/31/21 8 .39 0 .45 1 .18 1 .63 ( 0 .45 ) — ( 0 .45 ) 9 .57
3/31/20 9 .65 0 .52 ( 1 .26 ) ( 0 .74 ) ( 0 .52 ) — ( 0 .52 ) 8 .39
3/31/19 9 .61 0 .53 0 .04 0 .57 ( 0 .53 ) — ( 0 .53 ) 9 .65
Class W:
9/30/23
#
8 .35 0 .28 ( 0 .12 ) 0 .16 ( 0 .28 ) — ( 0 .28 ) 8 .23
3/31/23 9 .11 0 .51 ( 0 .76 ) ( 0 .25 ) ( 0 .51 ) — ( 0 .51 ) 8 .35
3/31/22 9 .53 0 .48 ( 0 .42 ) 0 .06 ( 0 .48 ) — ( 0 .48 ) 9 .11
3/31/21 8 .36 0 .50 1 .17 1 .67 ( 0 .50 ) — ( 0 .50 ) 9 .53
3/31/20 9 .61 0 .57 ( 1 .25 ) ( 0 .68 ) ( 0 .57 ) — ( 0 .57 ) 8 .36
3/31/19
†
9 .66 0 .30 ( 0 .05 ) 0 .25 ( 0 .30 ) — ( 0 .30 ) 9 .61
#
Unaudited
†
Class W commenced operations on September 28, 2018.
a
Based on average shares outstanding.
b
Percentage is not annualized.
c
Percentage is annualized.
d
Value rounded to zero.
f
Does not include in-kind transactions.

See Notes to Financial Statements

Ratios and Supplemental Data
Ratios to Average Net Assets
Total
Return
b
Net Assets,
End of
Period (000)
Gross
Expenses
Net
Expenses
Net
Investment
Income (Loss)
Portfolio
Turnover
Rate
1 .78% $ 1,192,639 0 .37%
c
0 .37%
c
6 .43%
c
17%
( 2 .94 ) 1,412,278 0 .36 0 .35 5 .64 39
0 .17 2,147,075 0 .36 0 .34 4 .67 70
f
19 .94 2,703,046 0 .36 0 .34 5 .08 79
( 7 .96 ) 2,281,685 0 .36 0 .35 5 .63 42
6 .58 3,105,793 0 .36 0 .36 5 .86 45
1 .60 4,992 0 .49
c
0 .48
c
6 .29
c
17
( 2 .96 ) 7,984 0 .49 0 .47 5 .51 39
0 .05 9,760 0 .47 0 .46 4 .54 70
f
19 .84 8,320 0 .45 0 .44 4 .95 79
( 8 .08 ) 4,669 0 .47 0 .47 5 .50 42
6 .34 13,910 0 .47 0 .47 5 .80 45
1 .70 9,991 0 .52
c
0 .51
c
6 .28
c
17
( 3 .08 ) 14,913 0 .51 0 .50 5 .54 39
0 .02 15,798 0 .51 0 .49 4 .54 70
f
19 .74 20,200 0 .51 0 .49 4 .95 79
( 8 .09 ) 19,372 0 .51 0 .50 5 .49 42
6 .41 32,528 0 .51 0 .51 5 .54 45
1 .53 210,189 0 .62
c
0 .62
c
6 .19
c
17
( 3 .07 ) 220,167 0 .61 0 .60 5 .42 39
( 0 .08 ) 265,385 0 .61 0 .59 4 .43 70
f
19 .64 306,428 0 .61 0 .59 4 .85 79
( 8 .19 ) 294,164 0 .61 0 .60 5 .39 42
6 .20 385,205 0 .61 0 .61 5 .60 45
1 .64 203,222 0 .66
c
0 .66
c
6 .14
c
17
( 3 .19 ) 213,517 0 .66 0 .64 5 .38 39
( 0 .07 ) 249,616 0 .65 0 .60 4 .41 70
f
19 .67 276,792 0 .65 0 .63 4 .81 79
( 8 .27 ) 268,804 0 .64 0 .63 5 .35 42
6 .17 324,373 0 .63 0 .63 5 .55 45
1 .96 367,311 0 .37
c
0.00
c
6 .78
c
17
( 2 .61 ) 534,772 0 .36 0.00 6 .05 39
0 .51 450,278 0 .36 0.00 5 .02 70
f
20 .34 469,612 0 .36 0.00 5 .42 79
( 7 .64 ) 378,659 0 .36 0.00 6 .00 42
2 .69 290,227 0 .36
c
0.00
c
6 .38
c
45

Financial Highlights
(continued)
See Notes to Financial Statements

Financial Highlights
(continued)
The following data is for a share outstanding for each fiscal year end unless otherwise noted:
Investment Operations Less Distributions
Net Asset
Value,
Beginning
of Period
Net
Investment
Income
(Loss)
a
Net Realized/
Unrealized
Gain (Loss) Total
From Net
Investment
Income
From Net
Realized
Gains Total
Net Asset
Value,
End of
Period
8.8
INFLATION-LINKED BOND FUND
Institutional Class:
9/30/23
#
$ 10 .71 $ 0 .24 $ ( 0 .47 ) $ ( 0 .23 ) $ ( 0 .26 ) $ — $ ( 0 .26 ) $ 10 .22
3/31/23 11 .84 0 .69 ( 1 .06 ) ( 0 .37 ) ( 0 .68 ) ( 0 .08 ) ( 0 .76 ) 10 .71
3/31/22 12 .24 0 .74 ( 0 .28 ) 0 .46 ( 0 .73 ) ( 0 .13 ) ( 0 .86 ) 11 .84
3/31/21 11 .54 0 .16 0 .71 0 .87 ( 0 .17 ) — ( 0 .17 ) 12 .24
3/31/20 11 .29 0 .29 0 .20 0 .49 ( 0 .24 ) — ( 0 .24 ) 11 .54
3/31/19 11 .28 0 .24 0 .05 0 .29 ( 0 .28 ) — ( 0 .28 ) 11 .29
Advisor Class:
9/30/23
#
10 .71 0 .23 ( 0 .47 ) ( 0 .24 ) ( 0 .25 ) — ( 0 .25 ) 10 .22
3/31/23 11 .84 0 .69 ( 1 .07 ) ( 0 .38 ) ( 0 .67 ) ( 0 .08 ) ( 0 .75 ) 10 .71
3/31/22 12 .24 0 .74 ( 0 .29 ) 0 .45 ( 0 .72 ) ( 0 .13 ) ( 0 .85 ) 11 .84
3/31/21 11 .55 0 .16 0 .69 0 .85 ( 0 .16 ) — ( 0 .16 ) 12 .24
3/31/20 11 .29 0 .21 0 .28 0 .49 ( 0 .23 ) — ( 0 .23 ) 11 .55
3/31/19 11 .28 0 .16 0 .12 0 .28 ( 0 .27 ) — ( 0 .27 ) 11 .29
Premier Class:
9/30/23
#
10 .68 0 .23 ( 0 .46 ) ( 0 .23 ) ( 0 .25 ) — ( 0 .25 ) 10 .20
3/31/23 11 .82 0 .64 ( 1 .04 ) ( 0 .40 ) ( 0 .66 ) ( 0 .08 ) ( 0 .74 ) 10 .68
3/31/22 12 .22 0 .78 ( 0 .34 ) 0 .44 ( 0 .71 ) ( 0 .13 ) ( 0 .84 ) 11 .82
3/31/21 11 .52 0 .16 0 .69 0 .85 ( 0 .15 ) — ( 0 .15 ) 12 .22
3/31/20 11 .26 0 .28 0 .20 0 .48 ( 0 .22 ) — ( 0 .22 ) 11 .52
3/31/19 11 .25 0 .21 0 .06 0 .27 ( 0 .26 ) — ( 0 .26 ) 11 .26
Retirement Class:
9/30/23
#
10 .79 0 .23 ( 0 .47 ) ( 0 .24 ) ( 0 .24 ) — ( 0 .24 ) 10 .31
3/31/23 11 .94 0 .65 ( 1 .06 ) ( 0 .41 ) ( 0 .66 ) ( 0 .08 ) ( 0 .74 ) 10 .79
3/31/22 12 .34 0 .73 ( 0 .30 ) 0 .43 ( 0 .70 ) ( 0 .13 ) ( 0 .83 ) 11 .94
3/31/21 11 .63 0 .14 0 .71 0 .85 ( 0 .14 ) — ( 0 .14 ) 12 .34
3/31/20 11 .36 0 .28 0 .19 0 .47 ( 0 .20 ) — ( 0 .20 ) 11 .63
3/31/19 11 .36 0 .17 0 .09 0 .26 ( 0 .26 ) — ( 0 .26 ) 11 .36
Retail Class:
9/30/23
#
10 .38 0 .21 ( 0 .46 ) ( 0 .25 ) ( 0 .23 ) — ( 0 .23 ) 9 .90
3/31/23 11 .51 0 .62 ( 1 .02 ) ( 0 .40 ) ( 0 .65 ) ( 0 .08 ) ( 0 .73 ) 10 .38
3/31/22 11 .92 0 .70 ( 0 .28 ) 0 .42 ( 0 .70 ) ( 0 .13 ) ( 0 .83 ) 11 .51
3/31/21 11 .25 0 .13 0 .67 0 .80 ( 0 .13 ) — ( 0 .13 ) 11 .92
3/31/20 10 .99 0 .23 0 .23 0 .46 ( 0 .20 ) — ( 0 .20 ) 11 .25
3/31/19 11 .00 0 .16 0 .08 0 .24 ( 0 .25 ) — ( 0 .25 ) 10 .99
Class W:
9/30/23
#
10 .71 0 .25 ( 0 .46 ) ( 0 .21 ) ( 0 .28 ) — ( 0 .28 ) 10 .22
3/31/23 11 .84 0 .67 ( 1 .02 ) ( 0 .35 ) ( 0 .70 ) ( 0 .08 ) ( 0 .78 ) 10 .71
3/31/22 12 .24 0 .78 ( 0 .29 ) 0 .49 ( 0 .76 ) ( 0 .13 ) ( 0 .89 ) 11 .84
3/31/21 11 .54 0 .21 0 .68 0 .89 ( 0 .19 ) — ( 0 .19 ) 12 .24
3/31/20 11 .29 0 .31 0 .21 0 .52 ( 0 .27 ) — ( 0 .27 ) 11 .54
3/31/19
†
11 .13 0 .02 0 .26 0 .28 ( 0 .12 ) — ( 0 .12 ) 11 .29
#
Unaudited
†
Class W commenced operations on September 28, 2018.
a
Based on average shares outstanding.
b
Percentage is not annualized.
c
Percentage is annualized.
f
Does not include in-kind transactions.

See Notes to Financial Statements

Ratios and Supplemental Data
Ratios to Average Net Assets
Total
Return
b
Net Assets,
End of
Period (000)
Gross
Expenses
Net
Expenses
Net
Investment
Income (Loss)
Portfolio
Turnover
Rate
( 2 .19 ) % $ 563,040 0 .26%
c
0 .24%
c
4 .47%
c
12%
( 3 .01 ) 603,640 0 .25 0 .23 6 .20 19
3 .76 866,667 0 .25 0 .23 6 .00 21
f
7 .53 1,209,995 0 .25 0 .23 1 .31 27
4 .36 1,692,282 0 .26 0 .24 2 .56 26
2 .67 1,634,250 0 .26 0 .26 2 .12 21
( 2 .27 ) 79,965 0 .36
c
0 .34
c
4 .37
c
12
( 3 .09 ) 93,832 0 .35 0 .33 6 .27 19
3 .58 159,518 0 .35 0 .33 6 .00 21
f
7 .43 123,505 0 .34 0 .32 1 .31 27
4 .38 141,821 0 .34 0 .32 1 .79 26
2 .52 300 0 .36 0 .36 1 .47 21
( 2 .22 ) 1,434 0 .41
c
0 .39
c
4 .33
c
12
( 3 .22 ) 2,422 0 .40 0 .38 5 .85 19
3 .61 2,627 0 .40 0 .38 6 .25 21
f
7 .38 8,211 0 .40 0 .38 1 .34 27
4 .26 3,068 0 .41 0 .39 2 .42 26
2 .44 3,490 0 .41 0 .41 1 .86 21
( 2 .28 ) 127,091 0 .51
c
0 .49
c
4 .24
c
12
( 3 .35 ) 143,144 0 .50 0 .48 5 .83 19
3 .47 172,924 0 .50 0 .48 5 .86 21
f
7 .29 178,970 0 .50 0 .48 1 .17 27
4 .18 188,609 0 .51 0 .49 2 .37 26
2 .31 222,321 0 .51 0 .51 1 .50 21
( 2 .40 ) 121,019 0 .56
c
0 .54
c
4 .17
c
12
( 3 .34 ) 131,097 0 .56 0 .54 5 .77 19
3 .48 157,227 0 .57 0 .52 5 .81 21
f
7 .12 150,264 0 .56 0 .54 1 .13 27
4 .07 149,027 0 .57 0 .55 2 .06 26
2 .32 101,245 0 .58 0 .58 1 .46 21
( 2 .02 ) 1,878,628 0 .26
c
0.00
c
4 .68
c
12
( 2 .84 ) 1,876,046 0 .25 0.00 6 .14 19
4 .00 1,908,794 0 .25 0.00 6 .31 21
f
7 .77 1,746,530 0 .25 0.00 1 .71 27
4 .67 1,252,667 0 .26 0.00 2 .70 26
2 .56 1,132,698 0 .26
c
0.00
c
0 .31
c
21

Financial Highlights
(continued)
See Notes to Financial Statements

Financial Highlights
(continued)
The following data is for a share outstanding for each fiscal year end unless otherwise noted:
Investment Operations Less Distributions
Net Asset
Value,
Beginning
of Period
Net
Investment
Income
(Loss)
a
Net Realized/
Unrealized
Gain (Loss) Total
From Net
Investment
Income
From Net
Realized
Gains Total
Net Asset
Value,
End of
Period
8.9
SHORT DURATION IMPACT BOND FUND
Institutional Class:
9/30/23
#
$ 9 .58 $ 0 .20 $ ( 0 .16 ) $ 0 .04 $ ( 0 .20 ) $ — $ ( 0 .20 ) $ 9 .42
3/31/23 9 .82 0 .30 ( 0 .26 ) 0 .04 ( 0 .28 ) — ( 0 .28 ) 9 .58
3/31/22 10 .25 0 .15 ( 0 .38 ) ( 0 .23 ) ( 0 .15 ) ( 0 .05 ) ( 0 .20 ) 9 .82
3/31/21 9 .86 0 .20 0 .48 0 .68 ( 0 .20 ) ( 0 .09 ) ( 0 .29 ) 10 .25
3/31/20 10 .08 0 .28 ( 0 .17 ) 0 .11 ( 0 .28 ) ( 0 .05 ) ( 0 .33 ) 9 .86
3/31/19
*
10 .00 0 .12 0 .08 0 .20 ( 0 .12 ) — ( 0 .12 ) 10 .08
Advisor Class:
9/30/23
#
9 .57 0 .20 ( 0 .17 ) 0 .03 ( 0 .19 ) — ( 0 .19 ) 9 .41
3/31/23 9 .82 0 .26 ( 0 .23 ) 0 .03 ( 0 .28 ) — ( 0 .28 ) 9 .57
3/31/22 10 .25 0 .15 ( 0 .38 ) ( 0 .23 ) ( 0 .15 ) ( 0 .05 ) ( 0 .20 ) 9 .82
3/31/21 9 .86 0 .20 0 .48 0 .68 ( 0 .20 ) ( 0 .09 ) ( 0 .29 ) 10 .25
3/31/20 10 .08 0 .28 ( 0 .17 ) 0 .11 ( 0 .28 ) ( 0 .05 ) ( 0 .33 ) 9 .86
3/31/19
*
10 .00 0 .11 0 .08 0 .19 ( 0 .11 ) — ( 0 .11 ) 10 .08
Premier Class:
9/30/23
#
9 .58 0 .19 ( 0 .16 ) 0 .03 ( 0 .19 ) — ( 0 .19 ) 9 .42
3/31/23 9 .82 0 .26 ( 0 .24 ) 0 .02 ( 0 .26 ) — ( 0 .26 ) 9 .58
3/31/22 10 .25 0 .14 ( 0 .38 ) ( 0 .24 ) ( 0 .14 ) ( 0 .05 ) ( 0 .19 ) 9 .82
3/31/21 9 .86 0 .19 0 .48 0 .67 ( 0 .19 ) ( 0 .09 ) ( 0 .28 ) 10 .25
3/31/20 10 .08 0 .27 ( 0 .17 ) 0 .10 ( 0 .27 ) ( 0 .05 ) ( 0 .32 ) 9 .86
3/31/19
*
10 .00 0 .11 0 .08 0 .19 ( 0 .11 ) — ( 0 .11 ) 10 .08
Retirement Class:
9/30/23
#
9 .58 0 .18 ( 0 .16 ) 0 .02 ( 0 .18 ) — ( 0 .18 ) 9 .42
3/31/23 9 .82 0 .25 ( 0 .24 ) 0 .01 ( 0 .25 ) — ( 0 .25 ) 9 .58
3/31/22 10 .25 0 .13 ( 0 .38 ) ( 0 .25 ) ( 0 .13 ) ( 0 .05 ) ( 0 .18 ) 9 .82
3/31/21 9 .86 0 .18 0 .48 0 .66 ( 0 .18 ) ( 0 .09 ) ( 0 .27 ) 10 .25
3/31/20 10 .08 0 .25 ( 0 .16 ) 0 .09 ( 0 .26 ) ( 0 .05 ) ( 0 .31 ) 9 .86
3/31/19
*
10 .00 0 .11 0 .08 0 .19 ( 0 .11 ) — ( 0 .11 ) 10 .08
Retail Class:
9/30/23
#
9 .58 0 .18 ( 0 .16 ) 0 .02 ( 0 .18 ) — ( 0 .18 ) 9 .42
3/31/23 9 .82 0 .26 ( 0 .25 ) 0 .01 ( 0 .25 ) — ( 0 .25 ) 9 .58
3/31/22 10 .25 0 .13 ( 0 .38 ) ( 0 .25 ) ( 0 .13 ) ( 0 .05 ) ( 0 .18 ) 9 .82
3/31/21 9 .86 0 .18 0 .48 0 .66 ( 0 .18 ) ( 0 .09 ) ( 0 .27 ) 10 .25
3/31/20 10 .08 0 .25 ( 0 .17 ) 0 .08 ( 0 .25 ) ( 0 .05 ) ( 0 .30 ) 9 .86
3/31/19
*
10 .00 0 .11 0 .08 0 .19 ( 0 .11 ) — ( 0 .11 ) 10 .08
#
Unaudited
*
The Fund commenced operations on November 16, 2018.
a
Based on average shares outstanding.
b
Percentage is not annualized.
c
Percentage is annualized.

See Notes to Financial Statements

Ratios and Supplemental Data
Ratios to Average Net Assets
Total
Return
b
Net Assets,
End of
Period (000)
Gross
Expenses
Net
Expenses
Net
Investment
Income (Loss)
Portfolio
Turnover
Rate
0 .38% $ 61,235 0 .66%
c
0 .35%
c
4 .14%
c
185%
0 .42 57,126 0 .74 0 .34 3 .13 317
( 2 .29 ) 24,494 0 .96 0 .35 1 .50 76
6 .92 23,952 1 .06 0 .35 1 .99 136
1 .08 22,112 1 .18 0 .35 2 .77 103
1 .99 22,599 2 .89
c
0 .35
c
3 .17
c
39
0 .37 1,824 0 .68
c
0 .37
c
4 .13
c
185
0 .36 1,746 0 .78 0 .38 2 .74 317
( 2 .32 ) 4,866 1 .01 0 .39 1 .47 76
6 .92 1,077 1 .06 0 .35 1 .99 136
1 .07 986 1 .18 0 .35 2 .77 103
1 .93 1,008 3 .27
c
0 .50
c
3 .01
c
39
0 .30 942 0 .81
c
0 .50
c
3 .98
c
185
0 .27 958 0 .89 0 .49 2 .74 317
( 2 .44 ) 982 1 .12 0 .50 1 .35 76
6 .76 1,025 1 .21 0 .50 1 .84 136
0 .93 986 1 .34 0 .50 2 .62 103
1 .93 1,008 3 .42
c
0 .50
c
3 .01
c
39
0 .25 6,222 0 .91
c
0 .60
c
3 .87
c
185
0 .17 6,583 0 .99 0 .59 2 .65 317
( 2 .51 ) 5,683 1 .22 0 .57 1 .28 76
6 .66 4,737 1 .31 0 .60 1 .72 136
0 .83 3,260 1 .43 0 .60 2 .51 103
1 .90 1,095 3 .50
c
0 .60
c
2 .91
c
39
0 .24 3,138 0 .94
c
0 .63
c
3 .84
c
185
0 .17 3,270 0 .99 0 .59 2 .68 317
( 2 .54 ) 2,232 1 .89 0 .60 1 .24 76
6 .67 2,207 1 .40 0 .59 1 .71 136
0 .74 1,233 1 .61 0 .68 2 .44 103
1 .87 1,118 3 .85
c
0 .68
c
2 .84
c
39

Financial Highlights
(continued)
See Notes to Financial Statements

Financial Highlights
(continued)
The following data is for a share outstanding for each fiscal year end unless otherwise noted:
Investment Operations Less Distributions
Net Asset
Value,
Beginning
of Period
Net
Investment
Income
(Loss)
a
Net Realized/
Unrealized
Gain (Loss) Total
From Net
Investment
Income
From Net
Realized
Gains Total
Net Asset
Value,
End of
Period
9.01
SHORT-TERM BOND FUND
Institutional Class:
9/30/23
#
$ 9 .90 $ 0 .18 $ ( 0 .10 ) $ 0 .08 $ ( 0 .18 ) $ — $ ( 0 .18 ) $ 9 .80
3/31/23 10 .12 0 .27 ( 0 .21 ) 0 .06 ( 0 .27 ) ( 0 .01 ) ( 0 .28 ) 9 .90
3/31/22 10 .47 0 .16 ( 0 .34 ) ( 0 .18 ) ( 0 .16 ) ( 0 .01 ) ( 0 .17 ) 10 .12
3/31/21 10 .22 0 .17 0 .26 0 .43 ( 0 .17 ) ( 0 .01 ) ( 0 .18 ) 10 .47
3/31/20 10 .29 0 .27 ( 0 .07 ) 0 .20 ( 0 .27 ) — ( 0 .27 ) 10 .22
3/31/19 10 .25 0 .26 0 .04 0 .30 ( 0 .26 ) — ( 0 .26 ) 10 .29
Advisor Class:
9/30/23
#
9 .90 0 .18 ( 0 .10 ) 0 .08 ( 0 .18 ) — ( 0 .18 ) 9 .80
3/31/23 10 .12 0 .26 ( 0 .21 ) 0 .05 ( 0 .26 ) ( 0 .01 ) ( 0 .27 ) 9 .90
3/31/22 10 .46 0 .15 ( 0 .33 ) ( 0 .18 ) ( 0 .15 ) ( 0 .01 ) ( 0 .16 ) 10 .12
3/31/21 10 .21 0 .16 0 .27 0 .43 ( 0 .17 ) ( 0 .01 ) ( 0 .18 ) 10 .46
3/31/20 10 .29 0 .26 ( 0 .08 ) 0 .18 ( 0 .26 ) — ( 0 .26 ) 10 .21
3/31/19 10 .24 0 .27 0 .03 0 .30 ( 0 .25 ) — ( 0 .25 ) 10 .29
Premier Class:
9/30/23
#
9 .91 0 .18 ( 0 .10 ) 0 .08 ( 0 .18 ) — ( 0 .18 ) 9 .81
3/31/23 10 .13 0 .26 ( 0 .21 ) 0 .05 ( 0 .26 ) ( 0 .01 ) ( 0 .27 ) 9 .91
3/31/22 10 .48 0 .15 ( 0 .34 ) ( 0 .19 ) ( 0 .15 ) ( 0 .01 ) ( 0 .16 ) 10 .13
3/31/21 10 .23 0 .16 0 .26 0 .42 ( 0 .16 ) ( 0 .01 ) ( 0 .17 ) 10 .48
3/31/20 10 .30 0 .26 ( 0 .07 ) 0 .19 ( 0 .26 ) — ( 0 .26 ) 10 .23
3/31/19 10 .26 0 .25 0 .04 0 .29 ( 0 .25 ) — ( 0 .25 ) 10 .30
Retirement Class:
9/30/23
#
9 .92 0 .17 ( 0 .11 ) 0 .06 ( 0 .17 ) — ( 0 .17 ) 9 .81
3/31/23 10 .13 0 .25 ( 0 .20 ) 0 .05 ( 0 .25 ) ( 0 .01 ) ( 0 .26 ) 9 .92
3/31/22 10 .48 0 .14 ( 0 .34 ) ( 0 .20 ) ( 0 .14 ) ( 0 .01 ) ( 0 .15 ) 10 .13
3/31/21 10 .23 0 .15 0 .26 0 .41 ( 0 .15 ) ( 0 .01 ) ( 0 .16 ) 10 .48
3/31/20 10 .30 0 .25 ( 0 .07 ) 0 .18 ( 0 .25 ) — ( 0 .25 ) 10 .23
3/31/19 10 .26 0 .24 0 .04 0 .28 ( 0 .24 ) — ( 0 .24 ) 10 .30
Retail Class:
9/30/23
#
9 .91 0 .17 ( 0 .10 ) 0 .07 ( 0 .17 ) — ( 0 .17 ) 9 .81
3/31/23 10 .13 0 .24 ( 0 .21 ) 0 .03 ( 0 .24 ) ( 0 .01 ) ( 0 .25 ) 9 .91
3/31/22 10 .47 0 .13 ( 0 .33 ) ( 0 .20 ) ( 0 .13 ) ( 0 .01 ) ( 0 .14 ) 10 .13
3/31/21 10 .23 0 .14 0 .25 0 .39 ( 0 .14 ) ( 0 .01 ) ( 0 .15 ) 10 .47
3/31/20 10 .30 0 .24 ( 0 .07 ) 0 .17 ( 0 .24 ) — ( 0 .24 ) 10 .23
3/31/19 10 .26 0 .23 0 .04 0 .27 ( 0 .23 ) — ( 0 .23 ) 10 .30
Class W:
9/30/23
#
9 .90 0 .20 ( 0 .10 ) 0 .10 ( 0 .20 ) — ( 0 .20 ) 9 .80
3/31/23 10 .12 0 .30 ( 0 .21 ) 0 .09 ( 0 .30 ) ( 0 .01 ) ( 0 .31 ) 9 .90
3/31/22 10 .46 0 .19 ( 0 .33 ) ( 0 .14 ) ( 0 .19 ) ( 0 .01 ) ( 0 .20 ) 10 .12
3/31/21 10 .22 0 .20 0 .25 0 .45 ( 0 .20 ) ( 0 .01 ) ( 0 .21 ) 10 .46
3/31/20 10 .29 0 .30 ( 0 .07 ) 0 .23 ( 0 .30 ) — ( 0 .30 ) 10 .22
3/31/19
†
10 .20 0 .15 0 .09 0 .24 ( 0 .15 ) — ( 0 .15 ) 10 .29
#
Unaudited
†
Class W commenced operations on September 28, 2018.
a
Based on average shares outstanding.
b
Percentage is not annualized.
c
Percentage is annualized.

See Notes to Financial Statements

Ratios and Supplemental Data
Ratios to Average Net Assets
Total
Return
b
Net Assets,
End of
Period (000)
Gross
Expenses
Net
Expenses
Net
Investment
Income (Loss)
Portfolio
Turnover
Rate
Portfolio
Turnover
Rate Excluding
Mortgage
Dollar Rolls
0 .86% $ 534,991 0 .27%
c
0 .27%
c
3 .73%
c
67% 67%
0 .67 585,208 0 .27 0 .27 2 .74 157 157
( 1 .70 ) 523,478 0 .26 0 .26 1 .56 104 104
4 .23 666,050 0 .26 0 .26 1 .66 167 161
1 .95 616,292 0 .27 0 .27 2 .63 139 139
2 .99 902,950 0 .27 0 .27 2 .52 118 118
0 .81 189,109 0 .36
c
0 .36
c
3 .65
c
67 67
0 .58 220,856 0 .36 0 .36 2 .64 157 157
( 1 .70 ) 235,228 0 .35 0 .35 1 .48 104 104
4 .15 230,355 0 .35 0 .35 1 .57 167 161
1 .76 169,158 0 .35 0 .35 2 .51 139 139
3 .00 7,875 0 .40 0 .40 2 .72 118 118
0 .78 3,312 0 .42
c
0 .42
c
3 .60
c
67 67
0 .52 3,521 0 .42 0 .42 2 .57 157 157
( 1 .85 ) 3,733 0 .42 0 .42 1 .42 104 104
4 .07 3,199 0 .41 0 .41 1 .55 167 161
1 .80 4,195 0 .42 0 .42 2 .50 139 139
2 .83 8,522 0 .42 0 .42 2 .39 118 118
0 .63 194,232 0 .52
c
0 .52
c
3 .49
c
67 67
0 .52 204,233 0 .52 0 .52 2 .54 157 157
( 1 .95 ) 118,117 0 .51 0 .51 1 .31 104 104
3 .97 142,261 0 .51 0 .51 1 .40 167 161
1 .70 112,810 0 .52 0 .52 2 .37 139 139
2 .73 110,523 0 .52 0 .52 2 .31 118 118
0 .70 115,308 0 .58
c
0 .58
c
3 .43
c
67 67
0 .36 123,364 0 .58 0 .58 2 .42 157 157
( 1 .88 ) 143,840 0 .57 0 .54 1 .28 104 104
3 .82 162,317 0 .56 0 .56 1 .37 167 161
1 .65 173,174 0 .57 0 .57 2 .31 139 139
2 .67 111,808 0 .58 0 .58 2 .24 118 118
0 .99 875,498 0 .27
c
0.00
c
4 .02
c
67 67
0 .94 862,657 0 .27 0.00 2 .99 157 157
( 1 .35 ) 972,321 0 .26 0.00 1 .83 104 104
4 .41 955,303 0 .26 0.00 1 .91 167 161
2 .22 734,717 0 .27 0.00 2 .90 139 139
2 .38 843,472 0 .27
c
0.00
c
2 .96
c
118 118

Financial Highlights
(continued)
See Notes to Financial Statements

Financial Highlights
(continued)
The following data is for a share outstanding for each fiscal year end unless otherwise noted:
Investment Operations Less Distributions
Net Asset
Value,
Beginning
of Period
Net
Investment
Income
(Loss)
a
Net Realized/
Unrealized
Gain (Loss) Total
From Net
Investment
Income
From Net
Realized
Gains Total
Net Asset
Value,
End of
Period
9.1
SHORT-TERM BOND INDEX FUND
Institutional Class:
9/30/23
#
$ 9 .58 $ 0 .16 $ ( 0 .13 ) $ 0 .03 $ ( 0 .16 ) $ — $ ( 0 .16 ) $ 9 .45
3/31/23 9 .72 0 .16 ( 0 .14 ) 0 .02 ( 0 .16 ) — ( 0 .16 ) 9 .58
3/31/22 10 .11 0 .05 ( 0 .35 ) ( 0 .30 ) ( 0 .05 ) ( 0 .04 ) ( 0 .09 ) 9 .72
3/31/21 10 .12 0 .13 0 .02 0 .15 ( 0 .13 ) ( 0 .03 ) ( 0 .16 ) 10 .11
3/31/20 9 .91 0 .22 0 .21 0 .43 ( 0 .22 ) — ( 0 .22 ) 10 .12
3/31/19 9 .84 0 .20 0 .08 0 .28 ( 0 .21 ) — ( 0 .21 ) 9 .91
Advisor Class:
9/30/23
#
9 .57 0 .15 ( 0 .12 ) 0 .03 ( 0 .15 ) — ( 0 .15 ) 9 .45
3/31/23 9 .71 0 .15 ( 0 .14 ) 0 .01 ( 0 .15 ) — ( 0 .15 ) 9 .57
3/31/22 10 .11 0 .04 ( 0 .36 ) ( 0 .32 ) ( 0 .04 ) ( 0 .04 ) ( 0 .08 ) 9 .71
3/31/21 10 .12 0 .12 0 .02 0 .14 ( 0 .12 ) ( 0 .03 ) ( 0 .15 ) 10 .11
3/31/20 9 .91 0 .21 0 .21 0 .42 ( 0 .21 ) — ( 0 .21 ) 10 .12
3/31/19 9 .84 0 .20 0 .07 0 .27 ( 0 .20 ) — ( 0 .20 ) 9 .91
Premier Class:
9/30/23
#
9 .57 0 .15 ( 0 .12 ) 0 .03 ( 0 .15 ) — ( 0 .15 ) 9 .45
3/31/23 9 .71 0 .13 ( 0 .12 ) 0 .01 ( 0 .15 ) — ( 0 .15 ) 9 .57
3/31/22 10 .10 0 .04 ( 0 .35 ) ( 0 .31 ) ( 0 .04 ) ( 0 .04 ) ( 0 .08 ) 9 .71
3/31/21 10 .12 0 .12 0 .01 0 .13 ( 0 .12 ) ( 0 .03 ) ( 0 .15 ) 10 .10
3/31/20 9 .90 0 .21 0 .22 0 .43 ( 0 .21 ) — ( 0 .21 ) 10 .12
3/31/19 9 .83 0 .20 0 .07 0 .27 ( 0 .20 ) — ( 0 .20 ) 9 .90
Retirement Class:
9/30/23
#
9 .58 0 .14 ( 0 .13 ) 0 .01 ( 0 .14 ) — ( 0 .14 ) 9 .45
3/31/23 9 .71 0 .14 ( 0 .13 ) 0 .01 ( 0 .14 ) — ( 0 .14 ) 9 .58
3/31/22 10 .11 0 .03 ( 0 .36 ) ( 0 .33 ) ( 0 .03 ) ( 0 .04 ) ( 0 .07 ) 9 .71
3/31/21 10 .12 0 .10 0 .03 0 .13 ( 0 .11 ) ( 0 .03 ) ( 0 .14 ) 10 .11
3/31/20 9 .91 0 .19 0 .22 0 .41 ( 0 .20 ) — ( 0 .20 ) 10 .12
3/31/19 9 .84 0 .19 0 .07 0 .26 ( 0 .19 ) — ( 0 .19 ) 9 .91
Retail Class:
9/30/23
#
9 .57 0 .14 ( 0 .12 ) 0 .02 ( 0 .14 ) — ( 0 .14 ) 9 .45
3/31/23 9 .71 0 .13 ( 0 .14 ) ( 0 .01 ) ( 0 .13 ) — ( 0 .13 ) 9 .57
3/31/22 10 .11 0 .02 ( 0 .36 ) ( 0 .34 ) ( 0 .02 ) ( 0 .04 ) ( 0 .06 ) 9 .71
3/31/21 10 .12 0 .10 0 .02 0 .12 ( 0 .10 ) ( 0 .03 ) ( 0 .13 ) 10 .11
3/31/20 9 .91 0 .19 0 .21 0 .40 ( 0 .19 ) — ( 0 .19 ) 10 .12
3/31/19 9 .84 0 .18 0 .07 0 .25 ( 0 .18 ) — ( 0 .18 ) 9 .91
Class W:
9/30/23
#
9 .58 0 .16 ( 0 .13 ) 0 .03 ( 0 .16 ) — ( 0 .16 ) 9 .45
3/31/23 9 .72 0 .17 ( 0 .14 ) 0 .03 ( 0 .17 ) — ( 0 .17 ) 9 .58
3/31/22 10 .11 0 .06 ( 0 .35 ) ( 0 .29 ) ( 0 .06 ) ( 0 .04 ) ( 0 .10 ) 9 .72
3/31/21 10 .12 0 .14 0 .02 0 .16 ( 0 .14 ) ( 0 .03 ) ( 0 .17 ) 10 .11
3/31/20 9 .91 0 .23 0 .21 0 .44 ( 0 .23 ) — ( 0 .23 ) 10 .12
3/31/19
†
9 .80 0 .12 0 .11 0 .23 ( 0 .12 ) — ( 0 .12 ) 9 .91
#
Unaudited
†
Class W commenced operations on September 28, 2018.
a
Based on average shares outstanding.
b
Percentage is not annualized.
c
Percentage is annualized.

See Notes to Financial Statements

Ratios and Supplemental Data
Ratios to Average Net Assets
Total
Return
b
Net Assets,
End of
Period (000)
Gross
Expenses
Net
Expenses
Net
Investment
Income (Loss)
Portfolio
Turnover
Rate
0 .28% $ 73,149 0 .08%
c
0 .08%
c
3 .29%
c
31%
0 .24 75,270 0 .08 0 .08 1 .69 69
( 2 .94 ) 77,863 0 .10 0 .10 0 .54 49
1 .45 77,335 0 .11 0 .11 1 .26 48
4 .41 54,735 0 .13 0 .12 2 .21 66
2 .92 43,990 0 .15 0 .06 2 .05 61
0 .32 574 0 .19
c
0 .19
c
3 .17
c
31
0 .12 592 0 .20 0 .20 1 .53 69
( 3 .16 ) 789 0 .22 0 .22 0 .43 49
1 .32 696 0 .24 0 .24 1 .14 48
4 .25 645 0 .27 0 .27 2 .09 66
2 .78 868 0 .29 0 .23 2 .08 61
0 .30 497 0 .24
c
0 .24
c
3 .15
c
31
0 .08 408 0 .24 0 .24 1 .38 69
( 3 .10 ) 659 0 .26 0 .26 0 .38 49
1 .30 633 0 .26 0 .26 1 .14 48
4 .25 621 0 .28 0 .27 2 .06 66
2 .77 636 0 .31 0 .24 2 .02 61
0 .15 527,489 0 .33
c
0 .33
c
3 .06
c
31
( 0 .01 ) 450,126 0 .33 0 .33 1 .51 69
( 3 .18 ) 309,263 0 .35 0 .35 0 .29 49
1 .20 179,545 0 .36 0 .36 0 .98 48
4 .15 83,232 0 .38 0 .37 1 .96 66
2 .66 52,082 0 .40 0 .34 1 .96 61
0 .21 2,477 0 .42
c
0 .42
c
2 .94
c
31
( 0 .05 ) 2,587 0 .37 0 .37 1 .37 69
( 3 .35 ) 2,831 0 .83 0 .46 0 .18 49
1 .12 4,318 0 .44 0 .44 0 .94 48
4 .05 3,115 0 .50 0 .47 1 .87 66
2 .56 2,652 0 .58 0 .44 1 .84 61
0 .32 1,076,515 0 .08
c
0.00
c
3 .37
c
31
0 .32 1,044,339 0 .08 0.00 1 .79 69
( 2 .85 ) 970,293 0 .10 0.00 0 .64 49
1 .56 803,300 0 .11 0.00 1 .36 48
4 .53 532,333 0 .13 0.00 2 .33 66
2 .36 395,924 0 .14
c
0.00
c
2 .46
c
61

Financial Highlights
(continued)
See Notes to Financial Statements

Financial Highlights
(continued)
The following data is for a share outstanding for each fiscal year end unless otherwise noted:
Investment Operations Less Distributions
Net Asset
Value,
Beginning
of Period
Net
Investment
Income
(Loss)
a
Net Realized/
Unrealized
Gain (Loss) Total
From Net
Investment
Income
From Net
Realized
Gains Total
Net Asset
Value,
End of
Period
9.2
MONEY MARKET FUND
Institutional Class:
9/30/23
#
$ 1 .00 $ 0 .03 $ 0 .00
d
$ 0 .03 $ ( 0 .03 ) $ — $ ( 0 .03 ) $ 1 .00
3/31/23 1 .00 0 .03 0 .00
d
0 .03 ( 0 .03 ) — ( 0 .03 ) 1 .00
3/31/22 1 .00 — — — — — — 1 .00
3/31/21 1 .00 0 .00
d
— 0 .00
d
( 0 .00 )
d
— ( 0 .00 )
d
1 .00
3/31/20 1 .00 0 .02 — 0 .02 ( 0 .02 ) — ( 0 .02 ) 1 .00
3/31/19 1 .00 0 .02 — 0 .02 ( 0 .02 ) — ( 0 .02 ) 1 .00
Advisor Class:
9/30/23
#
1 .00 0 .02 0 .00
d
0 .02 ( 0 .02 ) — ( 0 .02 ) 1 .00
3/31/23 1 .00 0 .04 ( 0 .01 ) 0 .03 ( 0 .03 ) — ( 0 .03 ) 1 .00
3/31/22 1 .00 — — — — — — 1 .00
3/31/21 1 .00 0 .00
d
— 0 .00
d
( 0 .00 )
d
— ( 0 .00 )
d
1 .00
3/31/20 1 .00 0 .02 — 0 .02 ( 0 .02 ) — ( 0 .02 ) 1 .00
3/31/19 1 .00 0 .02 — 0 .02 ( 0 .02 ) — ( 0 .02 ) 1 .00
Premier Class:
9/30/23
#
1 .00 0 .02 0 .00
d
0 .02 ( 0 .02 ) — ( 0 .02 ) 1 .00
3/31/23 1 .00 0 .03 ( 0 .01 ) 0 .02 ( 0 .02 ) — ( 0 .02 ) 1 .00
3/31/22 1 .00 — — — — — — 1 .00
3/31/21 1 .00 0 .00
d
— 0 .00
d
( 0 .00 )
d
— ( 0 .00 )
d
1 .00
3/31/20 1 .00 0 .02 — 0 .02 ( 0 .02 ) — ( 0 .02 ) 1 .00
3/31/19 1 .00 0 .02 — 0 .02 ( 0 .02 ) — ( 0 .02 ) 1 .00
Retirement Class:
9/30/23
#
1 .00 0 .02 0 .00
d
0 .02 ( 0 .02 ) — ( 0 .02 ) 1 .00
3/31/23 1 .00 0 .03 ( 0 .01 ) 0 .02 ( 0 .02 ) — ( 0 .02 ) 1 .00
3/31/22 1 .00 — — — — — — 1 .00
3/31/21 1 .00 0 .00
d
— 0 .00
d
( 0 .00 )
d
— ( 0 .00 )
d
1 .00
3/31/20 1 .00 0 .02 — 0 .02 ( 0 .02 ) — ( 0 .02 ) 1 .00
3/31/19 1 .00 0 .02 — 0 .02 ( 0 .02 ) — ( 0 .02 ) 1 .00
Retail Class:
9/30/23
#
1 .00 0 .02 0 .00
d
0 .02 ( 0 .02 ) — ( 0 .02 ) 1 .00
3/31/23 1 .00 0 .02 0 .00
d
0 .02 ( 0 .02 ) — ( 0 .02 ) 1 .00
3/31/22 1 .00 — — — — — — 1 .00
3/31/21 1 .00 0 .00
d
— 0 .00
d
( 0 .00 )
d
— ( 0 .00 )
d
1 .00
3/31/20 1 .00 0 .02 — 0 .02 ( 0 .02 ) — ( 0 .02 ) 1 .00
3/31/19 1 .00 0 .02 — 0 .02 ( 0 .02 ) — ( 0 .02 ) 1 .00
#
Unaudited
a
Based on average shares outstanding.
b
Percentage is not annualized.
c
Percentage is annualized.
d
Value rounded to zero.

See Notes to Financial Statements

Ratios and Supplemental Data
Ratios to Average Net Assets
Total
Return
b
Net Assets,
End of
Period (000)
Gross
Expenses
Net
Expenses
Net
Investment
Income (Loss)
2 .54% $ 1,000,173 0 .12%
c
0 .12%
c
5 .03%
c
2 .60 982,768 0 .12 0 .12 2 .72
0 .00 886,508 0 .13 0 .07 0 .00
0 .10 811,301 0 .12 0 .12 0 .11
1 .87 1,089,417 0 .13 0 .13 1 .83
1 .98 704,326 0 .14 0 .14 1 .99
2 .52 37,157 0 .16
c
0 .16
c
5 .00
c
2 .56 34,357 0 .16 0 .16 4 .20
0 .00 967 0 .17 0 .07 0 .00
0 .15 1,018 0 .08 0 .07 0 .15
1 .86 1,225 0 .17 0 .17 1 .79
1 .94 1,426 0 .23 0 .23 2 .14
2 .47 39,416 0 .27
c
0 .27
c
4 .88
c
2 .48 39,448 0 .27 0 .24 2 .58
0 .00 27,746 0 .27 0 .07 0 .00
0 .04 36,011 0 .27 0 .16 0 .07
1 .73 441,375 0 .28 0 .28 1 .51
1 .83 28,209 0 .29 0 .28 1 .82
2 .41 612,600 0 .37
c
0 .37
c
4 .79
c
2 .48 550,121 0 .37 0 .24 2 .87
0 .00 246,142 0 .38 0 .07 0 .00
0 .04 270,402 0 .37 0 .18 0 .05
1 .72 330,963 0 .38 0 .28 1 .68
1 .83 210,963 0 .39 0 .29 1 .86
2 .37 297,524 0 .47
c
0 .47
c
4 .69
c
2 .30 294,567 0 .46 0 .41 2 .28
0 .00 289,028 0 .48 0 .07 0 .00
0 .02 311,011 0 .47 0 .20 0 .02
1 .54 332,054 0 .47 0 .46 1 .53
1 .66 309,452 0 .48 0 .45 1 .65

Notes to Financial Statements
(Unaudited)
1. Organization
TIAA-CREF Funds (the “Trust”) is a Delaware statutory trust that is registered with the U.S. Securities and Exchange Commission
(“SEC”) under the Investment Company Act of 1940, as amended (“1940 Act”), as an open-end management investment company.
The following are the TIAA-CREF Funds included in this report: Bond Index Fund, Core Bond Fund, Core Impact Bond Fund, Core Plus
Bond Fund, 5–15 Year Laddered Tax-Exempt Bond Fund, Green Bond Fund, High-Yield Fund, Inflation-Linked Bond Fund, Short Duration
Impact Bond Fund, Short-Term Bond Fund, Short-Term Bond Index Fund, and the Money Market Fund (collectively the “Funds” or individually, the “Fund”).
Teachers Advisors, LLC (the “Adviser”), a wholly owned indirect subsidiary of Teachers Insurance and Annuity Association of America
(“TIAA”), is registered with the SEC as an investment adviser and provides investment management services for the Funds.
The Funds offer their shares, without a sales load, through their principal underwriter, Nuveen Securities, LLC (“Nuveen Securities”), which is a wholly owned indirect subsidiary of TIAA.
The Funds offer up to six share classes, although any one Fund may not necessarily offer all six classes. The Funds may offer
Institutional Class, Advisor Class, Premier Class, Retirement Class, Retail Class and Class W shares. Each class differs by the allocation of class-specific expenses and voting rights in matters affecting a single class.
Current Fiscal Period:  The end of the reporting period for the Funds is September 30, 2023, and the period covered by these Notes to
Financial Statements is the six months ended September 30, 2023 (the "current fiscal period").
2. Significant Accounting Policies
The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United
States of America (“U.S. GAAP”), which may require the use of estimates made by management and the evaluation of subsequent events. Actual results may differ from those estimates. The Funds are investment companies and follow the accounting guidance in the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification 946, Financial Services — Investment
Companies . The net asset value (“NAV”) for financial reporting purposes may differ from the NAV for processing transactions.
The NAV for financial reporting purposes includes security and shareholder transactions through the date of the report. Total return is computed based on the NAV used for processing transactions. The following is a summary of the significant accounting policies consistently followed by the Funds.
Investments and Investment Income: Securities transactions are accounted for as of the trade date for financial reporting purposes.
Interest income is recorded on an accrual basis and includes accretion of discounts and amortization of premiums. Dividend income is recorded on the ex-dividend date. Foreign dividend income is recorded on the ex-dividend date or as soon as possible after the Funds determine the existence of a dividend declaration. Securities lending income is comprised of fees earned from borrowers and income earned on cash collateral investments. Realized gains and losses on securities transactions are based upon the specific identification method. Distributions received on securities that represent a return of capital or capital gains are recorded as a reduction of cost of investments and/or as a realized gain. The Funds estimate the components of distributions received that may be considered return of capital distributions or capital gain distributions.
Multiclass Operations and Allocations: Income, expenses, realized gains and losses and unrealized appreciation and depreciation of a Fund are allocated on a pro rata basis to each class of shares, except for service agreement fees, distribution fees and transfer agency fees and expenses, which are unique to each class of shares. Most expenses of the Trust can be directly attributed to a
Fund. Expenses that cannot be directly attributed are allocated to each Fund in the Trust based upon the average net assets of each
Fund.
Distributions to Shareholders: Distributions to shareholders are recorded on the ex-dividend date. The amount, character and timing of distributions are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP.
Foreign Currency Transactions and Translation: The books and records of the Funds are maintained in U.S. dollars. Assets, including investments, and liabilities denominated in foreign currencies are translated into U.S. dollars at the end of each day. Purchases and sales of securities, income, and expenses are translated into U.S. dollars at the prevailing exchange rate on the respective dates of the transactions.
Net realized foreign currency gains and losses resulting from changes in exchange rates associated with (i) foreign currency,
(ii) investments and (iii) derivatives include foreign currency gains and losses between trade date and settlement date of the transactions, foreign currency transactions, and the difference between the amounts of interest and dividends recorded on the books of the Funds and the amounts actually received and are recognized as a component of “Net realized gain (loss)” on the Statement of
Operations, when applicable.

The unrealized gains and losses resulting from changes in foreign currency exchange rates and changes in foreign exchange rates associated with (i) investments and (ii) other assets and liabilities are recognized as a component of “Net change in unrealized appreciation (depreciation)” on the Statement of Operations, when applicable. The unrealized gains and losses resulting from changes in foreign exchange rates associated with investments in derivatives are recognized as a component of the respective derivative’s related “Net change in unrealized appreciation (depreciation)” on the Statement of Operations, when applicable.
Foreign Taxes: The Funds may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. The Funds will accrue such taxes and recoveries as applicable, based upon the current interpretation of tax rules and regulations that exist in the markets in which the Funds invest.
Compensation: The Funds pay the members of the Board of Trustees (“Board”), all of whom are independent, certain remuneration for their services, plus travel and other expenses. Trustees may elect to participate in a deferred compensation plan and defer all or a portion of their compensation. In addition, trustees participate in a long-term compensation plan. Amounts deferred are retained by the Funds until paid. Amounts payable to the trustees for compensation are included separately in the accompanying Statement of
Assets and Liabilities. Trustees’ fees, including any deferred and long-term compensation incurred, are reflected in the Statement of
Operations.
Indemnification:  Under the Trust's organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business, the Trust enters into contracts that provide general indemnifications to other parties. The Trust's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred. However, the Trust has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.
New Accounting Pronouncement: In March 2020, FASB issued Accounting Standards Update (“ASU”) 2020-04, Reference Rate
Reform: Facilitation of the Effects of Reference Rate Reform on Financial Reporting. The main objective of the new guidance is to provide relief to companies that will be impacted by the expected change in benchmark interest rates, when participating banks will no longer be required to submit London Interbank Offered Rate (LIBOR) quotes by the UK Financial Conduct Authority (FCA). The new guidance allows companies to, provided the only changes to existing contracts are a change to an approved benchmark interest rate, account for modifications as a continuance of the existing contract without additional analysis. For new and existing contracts, the
Fund may elect to apply the amendments as of March 12, 2020 through December 31, 2022. In December 2022, FASB deferred ASU
2022-04 and issued ASU 2022-06, Reference Rate Reform: Deferral of the Sunset Date of Topic 848, which extends the application of the amendments through December 31, 2024. Management has not yet elected to apply the amendments, is continuously evaluating the potential effect a discontinuation of LIBOR could have on the Funds' investments and has currently determined that it is unlikely the ASU’s adoption will have a significant impact on the Funds' financial statements and various filings.
New Accounting Pronouncement:  In June 2022, the FASB issued ASU 2022-03 to clarify the guidance in Topic 820, Fair Value
Measurement (“Topic 820”). The amendments in ASU 2022-03 affect all entities that have investments in equity securities measured at fair value that are subject to a contractual sale restriction. ASU 2022-03 (1) clarifies the guidance in Topic 820, when measuring the fair value of an equity security subject to contractual restrictions that prohibit the sale of an equity security, (2) amends a related illustrative example, and (3) introduces new disclosure requirements for equity securities subject to contractual sale restrictions that are measured at fair value in accordance with Topic 820. For public business entities, the amendments in ASU 2022-03 are effective for fiscal years beginning after December 15, 2023, and interim periods within those fiscal years. For all other entities, the amendments are effective for fiscal years beginning after December 15, 2024, and interim periods within those fiscal years. Early adoption is permitted for both interim and annual financial statements that have not yet been issued or made available for issuance.
During the current fiscal period, the Funds adopted the new guidance and there was no material impact to the Funds.
3. Investment Valuation and Fair Value Measurements
The Funds' investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Adviser, subject to oversight of the Board. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S.
GAAP establishes the three-tier hierarchy that is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).

Notes to Financial Statements
(Unaudited) (continued)

Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
A description of the valuation techniques applied to the Funds' major classifications of assets and liabilities measured at fair value follows:
Prices of fixed-income securities are provided by pricing services approved by the Adviser, which is subject to review by the
Adviser and oversight of the Board. Pricing services establish a security’s fair value using methods that may include consideration of the following: yields or prices of investments of comparable quality, type of issue, coupon, maturity and rating, market quotes or indications of value from security dealers, evaluations of anticipated cash flows or collateral, general market conditions and other information and analysis, including the obligor’s credit characteristics considered relevant. In pricing certain securities, particularly less liquid and lower quality securities, pricing services may consider information about a security, its issuer or market activity provided by the Adviser. These securities are generally classified as Level 2.
Equity securities and exchange-traded funds listed or traded on a national market or exchange are valued based on their last reported sales price or official closing price of such market or exchange on the valuation date. Foreign equity securities and registered investment companies that trade on a foreign exchange are valued at the last reported sales price or official closing price on the principal exchange where traded, and converted to U.S. dollars at the prevailing rates of exchange on the valuation date. For events affecting the value of foreign securities between the time when the exchange on which they are traded closes and the time when the Funds' net assets are calculated, such securities will be valued at fair value in accordance with procedures adopted by the
Adviser, subject to the oversight of the Board. To the extent these securities are actively traded and no valuation adjustments are applied, they are generally classified as Level 1. When valuation adjustments are applied to the most recent last sales price or official closing price, these securities are generally classified as Level 2.
The Money Market Fund’s portfolio securities are valued on an amortized cost basis. Money Market investments are generally classified as Level 2.
Investments in investment companies are valued at their respective NAVs or share price on the valuation date and are generally classified as Level 1.
Repurchase agreements are valued at contract amount plus accrued interest, which approximates market value. These securities are generally classified as Level 2.
Futures contracts are valued using the closing settlement price or, in the absence of such a price, the last traded price and are generally classified as Level 1.
Forward foreign currency contracts are valued using the prevailing forward exchange rate which is derived from quotes provided by the pricing service using the procedures approved by the Adviser, subject to the oversight of the Board, and are classified as Level 2.
For any portfolio security or derivative for which market quotations are not readily available or for which the Adviser deems the valuations derived using the valuation procedures described above not to reflect fair value, the Adviser will determine a fair value in good faith using alternative procedures approved by the Adviser, subject to the oversight of the Board. As a general principle, the fair value of a security is the amount that the owner might reasonably expect to receive for it in a current sale. A variety of factors may be considered in determining the fair value of such securities, which may include consideration of the following: yields or prices of investments of comparable quality, type of issue, coupon, maturity and rating, market quotes or indications of value from security dealers, evaluations of anticipated cash flows or collateral, general market conditions and other information and analysis, including the obligor’s credit characteristics considered relevant. To the extent the inputs are observable and timely, the values would be classified as Level 2; otherwise they would be classified as Level 3.
The following table summarizes the market value of the Funds’ investments as of the end of the current fiscal period, based on the inputs used to value them:
Fund Level 1 Level 2 Level 3 Total
Bond Index
Long-Term Investments
:
Corporate bonds $— $5,297,843,151 $— $5,297,843,151
Government bonds — 14,956,532,051 — 14,956,532,051
Structured assets — 471,655,101 — 471,655,101
Short-Term Investments
:
Government agency debt — 27,953,191 — 27,953,191
Repurchase agreement — 76,637,000 — 76,637,000
Treasury debt — 11,945,337 — 11,945,337
Investments purchased with collateral from securities lending 130,117,987 — — 130,117,987
Total $130,117,987 $20,842,565,831 $— $20,972,683,818
1 1 1 1 1

Fund Level 1 Level 2 Level 3 Total
Core Bond
Long-Term Investments
:
Bank loan obligations $— $162,782,782 $— $162,782,782
Corporate bonds — 3,221,247,513 1,909,468 3,223,156,981
Government bonds — 4,149,447,542 — 4,149,447,542
Structured assets — 1,624,222,385 3,100,875 1,627,323,260
Common stocks — 363,878 — 363,878
Preferred stocks 10,206,718 — — 10,206,718
Short-Term Investments
:
Government agency debt — 27,489,614 — 27,489,614
Repurchase agreement — 13,470,000 — 13,470,000
Treasury debt — 82,646,812 — 82,646,812
Investments purchased with collateral from securities lending 77,021,115 — — 77,021,115
Investments in Derivatives
:
Forward foreign currency contracts* — 242,655 — 242,655
Credit default swap contracts* — (443,277) — (443,277)
Total $87,227,833 $9,281,469,904 $5,010,343 $9,373,708,080
1 1 1 1 1
Core Impact Bond
Long-Term Investments
:
Bank loan obligations $— $42,450,984 $164,458 $42,615,442
Corporate bonds — 1,675,884,968 — 1,675,884,968
Government bonds — 3,025,811,376 887 3,025,812,263
Structured assets — 908,679,936 1,550,160 910,230,096
Preferred stocks 30,774,844 — — 30,774,844
Short-Term Investments
:
Government agency debt — 11,093,653 — 11,093,653
Repurchase agreement — 67,143,000 — 67,143,000
Investments purchased with collateral from securities lending 70,641,295 — — 70,641,295
Investments in Derivatives
:
Forward foreign currency contracts* — 848,198 — 848,198
Total $101,416,139 $5,731,912,115 $1,715,505 $5,835,043,759
1 1 1 1 1
Core Plus Bond
Long-Term Investments
:
Bank loan obligations $— $140,795,554 $— $140,795,554
Corporate bonds — 1,684,671,125 1,432,101 1,686,103,226
Government bonds — 1,651,663,875 — 1,651,663,875
Structured assets — 740,500,858 2,480,700 742,981,558
Common stocks — 399,308 15 399,323
Preferred stocks 4,357,815 — — 4,357,815
Short-Term Investments
:
Government agency debt — 4,992,174 — 4,992,174
Repurchase agreement — 14,803,000 — 14,803,000
Treasury debt — 81,209,680 — 81,209,680
Investments purchased with collateral from securities lending 42,055,574 — — 42,055,574
Investments in Derivatives
:
Forward foreign currency contracts* — 96,632 — 96,632
Credit default swap contracts* — (477,279) — (477,279)
Total $46,413,389 $4,318,654,927 $3,912,816 $4,368,981,132
1 1 1 1 1
5-15 Year Laddered Tax-Exempt Bond
Long-Term Investments:
Long-term municipal bonds $ — $ 215,883,487 $ — $ 215,883,487
Short-Term Investments:
Repurchase agreement — 1,263,000 — 1,263,000
Total $— $217,146,487 $— $217,146,487
1 1 1 1 1
Green Bond
Long-Term Investments
:
Bank loan obligations $— $1,882,043 $— $1,882,043
Corporate bonds — 70,699,613 — 70,699,613
Government bonds — 30,778,319 24 30,778,343
Structured assets — 25,563,537 140,924 25,704,461
Preferred stocks 775,000 — — 775,000
Investments purchased with collateral from securities lending 929,985 — — 929,985
Total $1,704,985 $128,923,512 $140,948 $130,769,445
1 1 1 1 1

Notes to Financial Statements
(Unaudited) (continued)

Fund Level 1 Level 2 Level 3 Total
High-Yield
Long-Term Investments
:
Bank loan obligations $— $133,558,349 $— $133,558,349
Corporate bonds — 1,789,563,785 — 1,789,563,785
Common stocks 29,548,629 12,895 80 29,561,604
Short-Term Investments
:
Repurchase agreement — 7,242,000 — 7,242,000
Treasury debt — 6,964,509 — 6,964,509
Investments purchased with collateral from securities lending 97,888,229 — — 97,888,229
Total $127,436,858 $1,937,341,538 $80 $2,064,778,476
1 1 1 1 1
Inflation-Linked Bond
Long-Term Investments
:
Corporate bonds $— $8,702,456 $— $8,702,456
Government bonds — 2,756,586,673 — 2,756,586,673
Short-Term Investments
:
Repurchase agreement — 6,209,000 — 6,209,000
Investments in Derivatives
:
Futures contracts* (618,230) — — (618,230)
Total $(618,230) $2,771,498,129 $— $2,770,879,899
1 1 1 1 1
Short Duration Impact Bond
Long-Term Investments
:
Bank loan obligations $— $1,882,043 $— $1,882,043
Corporate bonds — 20,166,540 — 20,166,540
Government bonds — 35,662,244 — 35,662,244
Structured assets — 13,715,185 — 13,715,185
Short-Term Investments
:
Repurchase agreement — 2,200,000 — 2,200,000
Investments purchased with collateral from securities lending 3,694 — — 3,694
Total $3,694 $73,626,012 $— $73,629,706
1 1 1 1 1
Short-Term Bond
Long-Term Investments
:
Bank loan obligations $— $40,831,936 $— $40,831,936
Corporate bonds — 649,008,262 — 649,008,262
Government bonds — 785,788,444 — 785,788,444
Structured assets — 413,793,590 — 413,793,590
Short-Term Investments
:
Government agency debt — 4,977,957 — 4,977,957
Repurchase agreement — 18,163,000 — 18,163,000
Treasury debt — 1,990,889 — 1,990,889
Investments purchased with collateral from securities lending 8,497,333 — — 8,497,333
Investments in Derivatives
:
Futures contracts* (327,614) — — (327,614)
Total $8,169,719 $1,914,554,078 $— $1,922,723,797
1 1 1 1 1
Short-Term Bond Index
Long-Term Investments
:
Corporate bonds $— $435,916,891 $— $435,916,891
Government bonds — 1,230,478,600 — 1,230,478,600
Structured assets — 618,821 — 618,821
Short-Term Investments
:
Government agency debt — 2,488,978 — 2,488,978
Repurchase agreement — 37,765,000 — 37,765,000
Treasury debt — 1,990,890 — 1,990,890
Investments purchased with collateral from securities lending 7,750,874 — — 7,750,874
Total $7,750,874 $1,709,259,180 $— $1,717,010,054
1 1 1 1 1
Money Market
Short-Term Investments:
Government agency debt — 568,602,375 — 568,602,375
Repurchase agreement — 511,634,000 — 511,634,000
Treasury debt — 327,741,250 — 327,741,250
Variable rate securities — 590,730,701 — 590,730,701
Total $— $1,998,708,326 $— $1,998,708,326
1 1 1 1 1
* Represents net unrealized appreciation (depreciation).

4. Investments
Mortgage Dollar Roll Transactions: Some of the Funds may enter into mortgage dollar rolls in which a Fund sells mortgage securities for delivery in the current month, realizing a gain (loss), and simultaneously contracts to repurchase similar securities on a specified future date. During the roll period, a Fund forgoes principal and interest paid on the securities. The Fund is compensated by the interest earned on the cash proceeds of the initial sale and by the lower repurchase price at the future date. The difference between the sales proceeds and the repurchase price is recorded as a realized gain or loss.
Repurchase Agreements: In connection with transactions in repurchase agreements, it is the Fund’s policy that its custodian take possession of the underlying collateral securities, the fair value of which exceeds the principal amount of the repurchase transaction, including accrued interest, at all times. If the counterparty defaults, and the fair value of the collateral declines, realization of the collateral may be delayed or limited.
Securities Lending: Certain Funds may lend their securities to qualified institutional borrowers to earn additional income. A
Fund receives collateral (in the form of cash, Treasury securities or other collateral permitted by applicable law) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of loaned securities during the period of the loan; any additional collateral required due to changes in security values is delivered to the Fund the next business day. Cash collateral received by the Fund will generally be invested in high-quality short-term instruments or in one or more funds maintained by the securities lending agent (“Agent”) for the purpose of investing cash collateral.
The value of the loaned securities and the liability to return the cash collateral received are reflected in the Statement of Assets and
Liabilities. Non-cash collateral is not disclosed in the Funds’ Statement of Assets and Liabilities as it is held by the Agent or by a third-party bank engaged by the Agent as a special "tri-party" custodian on behalf of the Funds, and the Funds do not have the ability to sell or re-hypothecate those securities.
As of the end of the current fiscal period, securities lending transactions are for equity and fixed income securities, and the resulting loans are continuous, can be recalled at any time, and have no set maturity. Securities lending income recognized by the
Funds consists of earnings on invested collateral and lending fees, net of any rebates to the borrower and compensation to the
Agent. Such income is reflected separately in the Statement of Operations. In lending its securities, a Fund bears the market risk with respect to the investment of collateral and the risk that the Agent may default on its contractual obligations to the Fund. The Agent bears the risk that the borrower may default on its obligation to return the loaned securities as the Agent is contractually obligated to indemnify the Fund if at the time of a default by a borrower some or all of the loan securities have not been returned.
As of the end of the current fiscal period, the total value of securities on loan and the total value of collateral received were as follows:
Treasury Inflation-Protected Securities: The Funds (other than the Money Market Fund) may invest in Treasury Inflation-Protected
Securities, specially structured bonds in which the principal amount is adjusted periodically to keep pace with inflation, as measured by the U.S. Consumer Price Index. The adjustments for interest income due to inflation or deflation are reflected in interest income in the Statement of Operations.
Zero Coupon Securities: A zero coupon security does not pay a regular interest coupon to its holders during the life of the security.
Income to the holder of the security comes from accretion of the difference between the original purchase price of the security at issuance and the par value of the security at maturity and is effectively paid at maturity. The market prices of zero coupon securities generally are more volatile than the market prices of securities that pay interest periodically.
Purchases and Sales: Purchases and sales of securities (other than short-term instruments) for all of the Funds for the current fiscal period, were as follows:
Aggregate Value of Securities on Loan
Fund
Equity
Securities
Fixed Income
Securities
Cash Collateral
Received*
Non-Cash Collateral
Received
Total Collateral
Received
Bond Index $– $140,465,234 $130,117,987 $15,122,715 $145,240,702
Core Bond – 77,494,332 77,021,115 3,200,696 80,221,811
Core Impact Bond 1,844,547 66,866,285 70,641,295 – 70,641,295
Core Plus Bond – 40,842,007 42,055,574 331,363 42,386,937
Green Bond – 900,886 929,985 – 929,985
High-Yield 21,976,595 76,730,053 97,888,229 5,067,293 102,955,522
Short Duration Impact Bond – 1,901 3,694 – 3,694
Short-Term Bond – 8,207,241 8,497,333 – 8,497,333
Short-Term Bond Index – 7,534,318 7,750,874 – 7,750,874
*May include cash and investment of cash collateral.

Notes to Financial Statements
(Unaudited) (continued)

The Funds may purchase securities on a when-issued or delayed-delivery basis. Securities purchased on a when-issued or delayed-delivery basis may have extended settlement periods; interest income is not accrued until settlement date. Any securities so purchased are subject to market fluctuation during this period. If the Funds have when-issued/delayed-delivery purchases commitments as of the end of the reporting period, such amounts are recognized on the Statement of Assets and Liabilities.
5. Derivative Investments
Each Fund (other than the Money Market Fund) is authorized to invest in certain derivative instruments. As defined by U.S. GAAP, a derivative is a financial instrument whose value is derived from an underlying security price, foreign exchange rate, interest rate, index of prices or rates, or other variables. Investments in derivatives as of the end of and/or during the current fiscal period, if any, are included within the Statement of Assets and Liabilities and the Statement of Operations, respectively.
Futures Contracts:  Certain Funds are subject to interest rate and foreign exchange risk in the normal course of pursuing their investment objectives. The Funds use futures contracts to manage exposure to the bond and foreign exchange markets and to fluctuations in interest and foreign exchange rates and for cash management purposes to remain highly invested in these markets while minimizing transaction costs.
A futures contract is an agreement between two parties to buy and sell a financial instrument for a set price on a future date. Upon execution of a futures contract, the Fund is obligated to deposit cash or eligible securities, also known as “initial margin,” into an account at its clearing broker equal to a specified percentage of the contract amount. Securities deposited for initial margin, if any, are identified in the Portfolio of Investments and cash deposited for initial margin, if any, is reflected on the Statement of Assets and
Liabilities.
During the period the futures contract is open, changes in the market value of the contract are recognized as an unrealized gain or loss by “marking-to-market” on a daily basis. The Fund and the clearing broker are obligated to settle monies on a daily basis representing the changes in the value of the contracts. These daily cash settlements are known as “variation margin” which are recognized on the Statement of Assets and Liabilities as a receivable or payable for variation margin on futures contracts. When the contract is closed or expired, the Fund records a realized gain or loss equal to the difference between the value of the contract on the closing date and value of the contract when originally entered into. The net realized gain or loss and the change in unrealized appreciation (depreciation) on futures contracts held during the period is included on the Statement of Operations.
Risks of investments in futures contracts include the possible adverse movement in the price of the securities or indices underlying the contracts, the possibility that there may not be a liquid secondary market for the contracts and/or that a change in the value of the contract may not correlate with a change in the value of the underlying securities or indices.
The average notional amount of futures contracts outstanding during the current fiscal period was as follows:
Forward Foreign Currency Contracts: Certain Funds may use forward foreign currency contracts ("forward contracts") to hedge portfolio currency risk and to facilitate transactions in securities denominated in foreign currencies in the normal course of pursuing their investment objectives.
Fund
Non-U.S. Government
Purchases
U.S. Government
Purchases
Non-U.S. Government
Sales
U.S. Government
Sales
8.1
Bond Index $ 731,345,064 $ 2,500,107,170 $ 209,550,184 $ 1,532,645,232
8.2
Core Bond 624,533,797 3,215,342,306 610,084,683 2,521,245,994
8.3
Core Impact Bond 782,757,770 3,188,966,564 630,120,646 3,240,862,282
8.4
Core Plus Bond 315,426,830 1,155,376,841 283,024,177 1,024,285,074
8.5
5–15 Year Laddered Tax-Exempt Bond 4,211,923 – 7,082,782 –
8.6
Green Bond 15,291,320 29,811,975 15,221,898 33,985,557
8.7
High-Yield 342,467,250 – 664,044,793 –
8.8
Inflation-Linked Bond – 349,581,614 350,000 345,848,702
8.9
Short Duration Impact Bond 21,987,442 109,880,796 11,743,185 113,069,271
9.01
Short-Term Bond 190,826,275 1,118,702,166 324,014,120 1,005,628,127
9.1
Short-Term Bond Index 178,221,657 446,627,095 123,070,737 377,535,669
Fund Average Notional Amount of Futures Contracts Outstanding*
8.8
Inflation-Linked Bond $ 47,351,730
9.01
Short-Term Bond 125,391,711
* The average notional amount is calculated based on the absolute aggregate notional amount of contracts outstanding at the beginning of the current fiscal period and at the end of each fiscal quarter within the current fiscal period.

A forward contract is an agreement between two parties to purchase or sell a specified quantity of a currency at or before a specified date in the future at a specified price. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in cash without the delivery of foreign currency. Forward contracts are typically traded in the over-the-counter (“OTC”) markets and all details of the contract are negotiated between the counterparties to the agreement. Forward contracts are marked-to-market daily and any resulting unrealized gains or losses are reflected as appreciation or depreciation on the Statement of Assets and Liabilities.
The Funds realize gains and losses at the time the forward contracts are closed and are included on the Statement of Operations.
Risks may arise upon entering into forward contracts from unanticipated movements in the value of a foreign currency relative to the
U.S. dollar; and that losses may exceed amounts recognized on the Statement of Assets and Liabilities.
The average notional amount of forward contracts outstanding during the current fiscal period was as follows:
Credit Default Swap Contracts: Certain Funds are subject to credit risk in the normal course of pursuing their investment objectives.
The Funds (other than the Money Market Fund) invest in credit default swaps to hedge or manage the risks associated with assets held in the Funds and/or to facilitate the implementation of portfolio strategies to seek to increase the total return.
Credit default swap contracts involve one party making a stream of payments (buyer of protection) to another party (seller of protection) in exchange for the right to receive a specified return if/when there is a credit event by a third party. Credit events are agreement specific but may include bankruptcy, failure to pay, or restructuring. When a Fund has bought (sold) protection in a credit default swap upon occurrence of a specific credit event with respect to the underlying referenced entity, the Fund will either (i) receive
(deliver) that security, or an equivalent amount of cash, from the counterparty in exchange for receipt (payment) of the notional amount to the counterparty, or (ii) receive (pay) a net settlement amount of the credit default swap contract less the recovery value of the referenced obligation or underlying securities comprising the referenced index. Payments paid (received) at the beginning of the measurement period are reflected as swap premiums paid (received) on the Statement of Assets and Liabilities, when applicable.
Credit default swaps are “marked-to-market” on a daily basis to reflect the value of the swap agreement at the end of each trading day and are recognized as unrealized appreciation (depreciation) on the Statement of Operations.
Credit default swaps can be settled either directly with the counterparty ("OTC") or through a central clearinghouse ("centrally cleared"). For OTC swaps, the daily change in the market value of the swap contract, along with any daily interest fees accrued, are recognized as unrealized appreciation (depreciation) on credit default swaps on the Statement of Assets and Liabilities.
Upon the execution of a centrally cleared swap, a Fund is obligated to deposit cash or eligible securities, also known as “initial margin,” into an account at its clearing broker equal to a specified percentage of the contract amount. Securities deposited for initial margin, if any, are identified in the Portfolio of Investments and cash deposited for initial margin, if any, is reflected on the Statement of Assets and Liabilities. The Fund and the clearing broker are obligated to settle monies on a daily basis representing the changes in the value of the swap contracts. These daily cash settlements are known as “variation margin” and are recognized on the Statement of Assets and Liabilities as a receivable or payable for variation margin on credit default swaps.
The difference between the value of the security received (delivered) and the notional amount delivered (received) as well as payments received or made as a result of a credit event or termination of a contract are recognized as realized gains or losses on the
Statement of Operations.
The maximum potential amount of future payments the Fund could incur as a buyer or seller of protection in a credit default swap contract is limited to the notional amount of the contract. The maximum potential amount would be offset by the recovery value, if any, of the respective referenced entity.
The average notional amount of credit default swap contracts outstanding during the current fiscal period was as follows:
Fund Average Notional Amount of Forward Contracts Outstanding*
8.2
Core Bond $ 3,093,171
8.3
Core Impact Bond 8,911,112
8.4
Core Plus Bond 1,555,923
* The average notional amount is calculated based on the outstanding notional amount of contracts at the beginning of the current fiscal period and at the end of each fiscal quarter within the current fiscal period.
Fund Average Notional Amount of Swap Contracts Outstanding*
8.2
Core Bond $ 222,666,667
8.4
Core Plus Bond 220,666,667
* The average notional amount is calculated based on the outstanding notional amount of contracts at the beginning of the current fiscal period and at the end of each fiscal quarter within the current fiscal period.

Notes to Financial Statements
(Unaudited) (continued)

At the end of the reporting period, the following Funds have invested in derivative contracts which are reflected in the Statement of
Assets and Liabilities as follows:
During the current fiscal period, the effect of derivative contracts on the Funds' Statement of Operations was as follows:
Asset Derivatives Liability Derivatives
Derivative Instrument Risk Exposure Location Value Location Value
Core Bond Fund
Forward foreign currency contracts Foreign currency
exchange rate
Unrealized appreciation
on forward contracts
$ 250,340 Unrealized depreciation
on forward contracts
$ (7,685)
Credit default swap contracts Credit - – Unrealized depreciation on swap contracts
*
(443,277)
1 1 1 1 1 1 1 1
Core Impact Bond Fund
Forward foreign currency contracts Foreign currency
exchange rate
Unrealized appreciation
on forward contracts
848,198 - –
1 1 1 1 1 1 1 1
Core Plus Bond Fund
Forward foreign currency contracts Foreign currency
exchange rate
Unrealized appreciation
on forward contracts
104,317 Unrealized depreciation
on forward contracts
(7,685)
Credit default swap contracts Credit - – Unrealized depreciation on swap contracts
*
(477,279)
1 1 1 1 1 1 1 1
Inflation-Linked Bond Fund
Futures contracts Interest rate - – Unrealized depreciation
on futures contracts
*
(618,230)
1 1 1 1 1 1 1 1
Short-Term Bond Fund
Futures contracts Interest rate - – Unrealized depreciation
on futures contracts
*
(327,614)
1 1 1 1 1 1 1 1
* Value represents the cumulative unrealized appreciation (depreciation) of cleared derivative contracts as reported in the Fund's Portfolio of Investments. The Statement of Assets and
Liabilities only reflects the current day variation margin receivable/payable from/to brokers on open cleared derivative contracts.
Derivative Instrument Risk Exposure
Net Realized Gain
(Loss)
Change in Unrealized
Appreciation
(Depreciation)
8.2
Core Bond Fund
Futures contracts Interest rate $ 169,462 $ –
Forward contracts Foreign currency exchange rate – 242,655
Swap contracts Credit (2,509,101) (443,277)
8.3
Core Impact Bond Fund
Forward contracts Foreign currency exchange rate – 848,198
8.4
Core Plus Bond Fund
Futures contracts Interest rate 200,462 –
Forward contracts Foreign currency exchange rate – 96,632
Swap contracts Credit (1,891,755) (477,279)
8.8
Inflation-Linked Bond Fund
Futures contracts Interest rate (2,293,515) (618,230)
9.01
Short-Term Bond Fund
Futures contracts Interest rate (5,276,416) 941,305

6. Fund Shares
Transactions in Fund shares during the current and prior fiscal period were as follows:
Six Months Ended
9/30/23
Year Ended
3/31/23
8.1
Bond Index Fund Shares Amount Shares Amount
Subscriptions:
Institutional Class 99,752,167 $ 952,887,083 140,425,090 $ 1,362,662,625
Advisor Class 977,677 9,445,354 896,528 8,759,575
Premier Class 306,112 2,895,504 611,998 5,929,343
Retirement Class 1,049,929 9,991,209 2,678,831 26,205,459
Retail Class 139,594 1,329,357 437,630 4,277,061
Class W 174,110,347 1,660,098,290 305,529,196 2,966,858,312
Total subscriptions 276,335,826 2,636,646,797 450,579,273 4,374,692,375
Reinvestments of distributions:
Institutional Class 14,165,444 134,171,183 23,875,399 230,916,440
Advisor Class 40,197 380,614 45,231 436,769
Premier Class 38,229 361,981 62,554 604,972
Retirement Class 733,804 6,956,811 1,393,770 13,487,687
Retail Class 37,220 352,824 67,904 657,228
Class W – – 546,446 5,245,886
Total reinvestments of distributions 15,014,894 142,223,413 25,991,304 251,348,982
Redemptions:
Institutional Class (64,051,022) (607,309,391) (147,473,169) (1,430,584,260)
Advisor Class (127,526) (1,206,253) (300,572) (2,913,797)
Premier Class (466,419) (4,304,384) (513,996) (4,997,927)
Retirement Class (5,398,378) (51,418,799) (7,980,248) (77,257,617)
Retail Class (220,393) (2,089,233) (676,052) (6,575,054)
Class W (94,295,203) (906,210,228) (189,529,988) (1,829,665,614)
Total redemptions (164,558,941) (1,572,538,288) (346,474,025) (3,351,994,269)
Net increase (decrease) from shareholder transactions 126,791,779 $ 1,206,331,922 130,096,552 $ 1,274,047,088
Six Months Ended
9/30/23
Year Ended
3/31/23
8.2
Core Bond Fund Shares Amount Shares Amount
Subscriptions:
Institutional Class 83,036,244 $ 749,702,879 151,445,076 $ 1,397,460,780
Advisor Class 4,363,868 39,115,495 12,544,200 115,982,030
Premier Class 31,659 284,200 117,361 1,086,536
Retirement Class 243,494 2,225,539 624,354 5,850,641
Retail Class 118,863 1,092,617 345,851 3,249,134
Class W 49,671,618 449,354,763 102,648,322 940,462,155
Total subscriptions 137,465,746 1,241,775,493 267,725,164 2,464,091,276
Reinvestments of distributions:
Institutional Class 8,920,953 80,214,553 13,558,837 124,410,776
Advisor Class 1,349,686 12,148,577 2,866,974 26,342,595
Premier Class 10,990 98,936 19,178 176,157
Retirement Class 257,079 2,356,555 453,704 4,244,683
Retail Class 140,885 1,290,005 244,866 2,288,319
Class W – – 3 27
Total reinvestments of distributions 10,679,593 96,108,626 17,143,562 157,462,557
Redemptions:
Institutional Class (48,389,113) (433,818,407) (111,329,882) (1,022,465,435)
Advisor Class (4,946,269) (44,603,456) (42,217,021) (389,676,087)
Premier Class (294,642) (2,595,467) (182,489) (1,655,521)
Retirement Class (1,160,643) (10,652,381) (2,830,350) (26,625,023)
Retail Class (553,853) (5,080,303) (1,381,029) (12,974,411)
Class W (29,663,907) (267,862,467) (154,764,018) (1,414,599,150)
Total redemptions (85,008,427) (764,612,481) (312,704,789) (2,867,995,627)
Net increase (decrease) from shareholder transactions 63,136,912 $ 573,271,638 (27,836,063) $ (246,441,794)

Notes to Financial Statements
(Unaudited) (continued)

Six Months Ended
9/30/23
Year Ended
3/31/23
8.3
Core Impact Bond Fund Shares Amount Shares Amount
Subscriptions:
Institutional Class 80,122,593 $ 711,132,906 211,412,447 $ 1,924,593,495
Advisor Class 17,281,906 152,523,977 61,441,911 562,721,051
Premier Class 548,368 4,876,378 810,721 7,381,733
Retirement Class 87,770 777,539 427,297 3,905,641
Retail Class 3,713,544 33,244,197 5,257,222 47,940,004
Total subscriptions 101,754,181 902,554,997 279,349,598 2,546,541,924
Reinvestments of distributions:
Institutional Class 7,994,054 70,716,495 11,318,742 102,601,161
Advisor Class 956,716 8,466,431 2,595,065 23,589,395
Premier Class 19,099 170,354 57,557 522,087
Retirement Class 505,128 4,472,645 981,833 8,911,477
Retail Class 498,596 4,406,352 814,984 7,392,026
Total reinvestments of distributions 9,973,593 88,232,277 15,768,181 143,016,146
Redemptions:
Institutional Class (84,667,387) (751,036,038) (189,828,871) (1,733,377,694)
Advisor Class (13,633,883) (121,004,524) (107,396,822) (976,266,106)
Premier Class (1,865,338) (16,591,405) (994,013) (9,072,953)
Retirement Class (3,803,666) (33,798,189) (10,122,946) (91,968,507)
Retail Class (3,196,998) (28,404,813) (11,752,888) (106,965,297)
Total redemptions (107,167,272) (950,834,969) (320,095,540) (2,917,650,557)
Net increase (decrease) from shareholder transactions 4,560,502 $ 39,952,305 (24,977,761) $ (228,092,487)
Six Months Ended
9/30/23
Year Ended
3/31/23
8.4
Core Plus Bond Fund Shares Amount Shares Amount
Subscriptions:
Institutional Class 12,903,137 $ 116,405,847 47,041,223 $ 430,266,086
Advisor Class 667,561 6,027,888 2,713,735 25,258,906
Premier Class 13,981 125,867 57,240 533,117
Retirement Class 807,821 7,317,514 5,135,317 46,552,516
Retail Class 309,271 2,803,243 912,593 8,488,399
Class W 26,623,503 241,297,911 51,970,189 477,492,728
Total subscriptions 41,325,274 373,978,270 107,830,297 988,591,752
Reinvestments of distributions:
Institutional Class 1,813,896 16,338,089 2,780,663 25,557,622
Advisor Class 92,490 833,618 217,193 2,002,974
Premier Class 12,667 114,141 23,865 219,417
Retirement Class 648,305 5,847,413 1,061,320 9,771,134
Retail Class 471,104 4,250,280 834,947 7,690,057
Class W 2 14 7 62
Total reinvestments of distributions 3,038,464 27,383,555 4,917,995 45,241,266
Redemptions:
Institutional Class (11,469,889) (103,294,728) (43,385,370) (397,243,284)
Advisor Class (1,566,600) (14,117,907) (9,086,795) (84,545,619)
Premier Class (303,302) (2,669,452) (163,187) (1,517,305)
Retirement Class (2,785,875) (25,130,232) (5,869,657) (54,584,539)
Retail Class (1,333,368) (12,046,497) (2,936,544) (27,179,005)
Class W (16,602,503) (149,917,330) (84,004,213) (767,502,189)
Total redemptions (34,061,537) (307,176,146) (145,445,766) (1,332,571,941)
Net increase (decrease) from shareholder transactions 10,302,201 $ 94,185,679 (32,697,474) $ (298,738,923)
Six Months Ended
9/30/23
Year Ended
3/31/23
8.5
5–15 Year Laddered Tax-Exempt Bond Fund Shares Amount Shares Amount
Subscriptions:
Institutional Class 27,029 $ 263,397 65,771 $ 636,628
Advisor Class 13,592 131,712 8,143 77,857
Retail Class 429,658 4,163,720 902,422 8,752,364
Total subscriptions 470,279 4,558,829 976,336 9,466,849
Reinvestments of distributions:
Institutional Class 11,444 110,248 35,744 344,265
Advisor Class 500 4,827 1,312 12,636
Retail Class 238,983 2,304,218 482,076 4,653,212
Total reinvestments of distributions 250,927 2,419,293 519,132 5,010,113
Redemptions:
Institutional Class (55,856) (539,233) (1,025,410) (9,609,591)
Advisor Class (34,859) (338,620) (23,089) (223,196)
Retail Class (1,436,768) (13,943,503) (2,870,264) (27,778,242)
Total redemptions (1,527,483) (14,821,356) (3,918,763) (37,611,029)
Net increase (decrease) from shareholder transactions (806,277) $ (7,843,234) (2,423,295) $ (23,134,067)

Six Months Ended
9/30/23
Year Ended
3/31/23
8.6
Green Bond Fund Shares Amount Shares Amount
Subscriptions:
Institutional Class 295,143 $ 2,656,828 825,487 $ 7,570,213
Advisor Class 603,824 5,429,682 5,289,244 49,706,005
Premier Class – – – –
Retirement Class 112,916 1,021,268 215,373 1,979,197
Retail Class 18,644 168,820 186,499 1,733,901
Total subscriptions 1,030,527 9,276,598 6,516,603 60,989,316
Reinvestments of distributions:
Institutional Class 30,015 269,195 34,096 311,859
Advisor Class 94,035 843,208 110,887 1,002,287
Premier Class – – – –
Retirement Class 26,836 240,920 47,209 433,137
Retail Class 13,055 117,201 21,139 193,839
Total reinvestments of distributions 163,941 1,470,524 213,331 1,941,122
Redemptions:
Institutional Class (112,714) (1,014,565) (197,011) (1,842,105)
Advisor Class (1,619,227) (14,243,133) (947,092) (8,587,124)
Premier Class – – – –
Retirement Class (187,837) (1,691,297) (280,683) (2,600,942)
Retail Class (78,725) (709,075) (111,649) (1,035,944)
Total redemptions (1,998,503) (17,658,070) (1,536,435) (14,066,115)
Net increase (decrease) from shareholder transactions (804,035) $ (6,910,948) 5,193,499 $ 48,864,323
Six Months Ended
9/30/23
Year Ended
3/31/23
8.7
High-Yield Fund Shares Amount Shares Amount
Subscriptions:
Institutional Class 10,710,729 $ 89,147,667 78,621,955 $ 661,796,973
Advisor Class 17,489 145,841 201,070 1,703,177
Premier Class 2,526,207 21,024,442 2,681,319 22,051,967
Retirement Class 583,628 4,861,351 864,229 7,196,947
Retail Class 9,016,362 75,405,702 10,570,538 88,787,761
Class W 4,012,867 33,435,835 30,418,964 258,965,118
Total subscriptions 26,867,282 224,020,838 123,358,075 1,040,501,943
Reinvestments of distributions:
Institutional Class 4,089,767 34,013,508 9,082,387 75,823,006
Advisor Class 20,112 167,130 51,829 432,052
Premier Class 53,003 441,277 103,944 866,963
Retirement Class 796,899 6,628,181 1,511,320 12,605,975
Retail Class 709,625 5,927,195 1,321,632 11,069,344
Class W 3 26 2 16
Total reinvestments of distributions 5,669,409 47,177,317 12,071,114 100,797,356
Redemptions:
Institutional Class (38,945,310) (324,403,559) (154,437,777) (1,294,518,673)
Advisor Class (386,920) (3,212,182) (368,926) (3,108,211)
Premier Class (3,149,466) (26,240,568) (2,734,850) (22,491,306)
Retirement Class (2,196,017) (18,270,204) (5,161,262) (43,285,070)
Retail Class (10,587,865) (88,624,095) (13,734,760) (115,992,366)
Class W (23,396,857) (194,029,627) (15,850,214) (130,827,278)
Total redemptions (78,662,435) (654,780,235) (192,287,789) (1,610,222,904)
Net increase (decrease) from shareholder transactions (46,125,744) $ (383,582,080) (56,858,600) $ (468,923,605)

Notes to Financial Statements
(Unaudited) (continued)

Six Months Ended
9/30/23
Year Ended
3/31/23
8.8
Inflation-Linked Bond Fund Shares Amount Shares Amount
Subscriptions:
Institutional Class 4,184,403 $ 44,044,186 5,437,209 $ 59,949,730
Advisor Class 1,539,452 16,207,117 2,423,106 26,818,257
Premier Class 15,532 163,938 44,609 499,276
Retirement Class 62,031 660,880 614,903 6,855,538
Retail Class 636,059 6,476,818 1,574,766 16,926,139
Class W 22,496,628 236,461,016 40,423,132 439,941,345
Total subscriptions 28,934,105 304,013,955 50,517,725 550,990,285
Reinvestments of distributions:
Institutional Class 1,311,605 13,597,073 3,568,037 38,428,017
Advisor Class 141,992 1,472,944 563,086 6,066,973
Premier Class 5,328 55,147 16,235 174,643
Retirement Class 282,866 2,959,211 943,023 10,247,412
Retail Class 260,221 2,615,277 815,199 8,524,838
Class W – – 1,318,661 13,806,382
Total reinvestments of distributions 2,002,012 20,699,652 7,224,241 77,248,265
Redemptions:
Institutional Class (6,764,383) (70,673,333) (25,799,990) (295,420,202)
Advisor Class (2,620,956) (27,571,359) (7,688,218) (83,389,968)
Premier Class (106,981) (1,098,273) (56,354) (609,477)
Retirement Class (1,278,442) (13,563,451) (2,779,420) (30,758,626)
Retail Class (1,308,060) (13,347,332) (3,415,635) (37,024,736)
Class W (13,735,122) (145,952,705) (27,780,021) (306,875,664)
Total redemptions (25,813,944) (272,206,453) (67,519,638) (754,078,673)
Net increase (decrease) from shareholder transactions 5,122,173 $ 52,507,154 (9,777,672) $ (125,840,123)
Six Months Ended
9/30/23
Year Ended
3/31/23
8.9
Short Duration Impact Bond Fund Shares Amount Shares Amount
Subscriptions:
Institutional Class 1,248,142 $ 11,817,597 4,387,844 $ 41,963,638
Advisor Class 9,981 95,000 1,798,193 17,249,091
Premier Class – – – –
Retirement Class 47,038 449,127 330,021 3,171,705
Retail Class 11,426 108,380 156,683 1,519,438
Total subscriptions 1,316,587 12,470,104 6,672,741 63,903,872
Reinvestments of distributions:
Institutional Class 81,551 772,963 63,816 609,239
Advisor Class 1,857 17,585 21,686 207,223
Premier Class – – – –
Retirement Class 11,276 106,926 14,850 142,071
Retail Class 4,502 42,685 6,161 58,931
Total reinvestments of distributions 99,186 940,159 106,513 1,017,464
Redemptions:
Institutional Class (792,133) (7,528,351) (981,999) (9,365,476)
Advisor Class (452) (4,276) (2,132,929) (20,331,860)
Premier Class – – – –
Retirement Class (84,969) (807,054) (236,321) (2,263,371)
Retail Class (24,184) (229,559) (48,754) (466,614)
Total redemptions (901,738) (8,569,240) (3,400,003) (32,427,321)
Net increase (decrease) from shareholder transactions 514,035 $ 4,841,023 3,379,251 $ 32,494,015

Six Months Ended
9/30/23
Year Ended
3/31/23
9.01
Short-Term Bond Fund Shares Amount Shares Amount
Subscriptions:
Institutional Class 10,275,442 $ 101,416,827 36,530,228 $ 361,395,376
Advisor Class 1,295,937 12,789,820 15,078,332 148,175,833
Premier Class 25,811 254,245 62,643 624,873
Retirement Class 1,490,030 14,770,639 10,716,701 106,142,330
Retail Class 178,871 1,766,649 657,362 6,509,202
Class W 9,438,537 92,965,129 20,386,924 201,674,853
Total subscriptions 22,704,628 223,963,309 83,432,190 824,522,467
Reinvestments of distributions:
Institutional Class 561,807 5,532,281 944,746 9,344,974
Advisor Class 249,939 2,461,076 340,986 3,373,133
Premier Class 6,408 63,166 9,971 98,794
Retirement Class 360,450 3,553,434 396,945 3,931,167
Retail Class 194,108 1,913,199 314,257 3,112,908
Class W – – 115,266 1,131,911
Total reinvestments of distributions 1,372,712 13,523,156 2,122,171 20,992,887
Redemptions:
Institutional Class (15,346,225) (151,054,335) (30,099,448) (297,768,212)
Advisor Class (4,553,136) (44,828,715) (16,359,513) (162,365,858)
Premier Class (49,860) (489,997) (85,874) (851,826)
Retirement Class (2,655,043) (26,206,237) (2,170,780) (21,537,339)
Retail Class (1,064,575) (10,501,566) (2,723,766) (27,045,101)
Class W (7,222,332) (71,090,371) (29,451,057) (291,226,275)
Total redemptions (30,891,171) (304,171,221) (80,890,438) (800,794,611)
Net increase (decrease) from shareholder transactions (6,813,831) $ (66,684,756) 4,663,923 $ 44,720,743
Six Months Ended
9/30/23
Year Ended
3/31/23
9.1
Short-Term Bond Index Fund Shares Amount Shares Amount
Subscriptions:
Institutional Class 747,416 $ 7,106,467 1,369,697 $ 13,091,462
Advisor Class 4,748 45,448 62,892 600,483
Premier Class 9,765 92,700 8,226 78,044
Retirement Class 8,085,590 76,882,170 14,636,195 139,827,595
Retail Class 7,416 70,654 41,603 397,229
Class W 15,894,479 151,252,482 31,813,748 304,081,401
Total subscriptions 24,749,414 235,449,921 47,932,361 458,076,214
Reinvestments of distributions:
Institutional Class 128,493 1,220,525 131,024 1,249,804
Advisor Class 812 7,709 1,037 9,878
Premier Class 363 3,445 225 2,153
Retirement Class 781,764 7,423,977 578,603 5,514,928
Retail Class 3,787 35,949 3,735 35,611
Class W – – – –
Total reinvestments of distributions 915,219 8,691,605 714,624 6,812,374
Redemptions:
Institutional Class (998,304) (9,496,550) (1,655,140) (15,867,142)
Advisor Class (6,726) (64,162) (83,251) (792,699)
Premier Class (145) (1,374) (33,694) (325,142)
Retirement Class (73,305) (699,058) (43,148) (409,227)
Retail Class (19,283) (183,107) (66,706) (638,308)
Class W (11,076,107) (105,391,072) (22,629,899) (216,434,345)
Total redemptions (12,173,870) (115,835,323) (24,511,838) (234,466,863)
Net increase (decrease) from shareholder transactions 13,490,763 $ 128,306,203 24,135,147 $ 230,421,725

Notes to Financial Statements
(Unaudited) (continued)

7. Income Tax Information
Each Fund is a separate taxpayer for federal income tax purposes. Each Fund intends to distribute substantially all of its net investment income and net capital gains to shareholders and otherwise comply with the requirements of Subchapter M of the Internal
Revenue Code applicable to regulated investment companies. Therefore, no federal income tax provision is required.
The 5-15 Year Laddered Tax-Exempt Bond Fund intends to satisfy conditions that will enable interest from municipal securities, which is exempt from regular federal income tax, to retain such tax-exempt status when distributed to shareholders of the Fund. Net realized capital gains and ordinary income distributions paid by the Fund are subject to federal taxation.
Each Fund files income tax returns in U.S. federal and applicable state and local jurisdictions. A Fund’s federal income tax returns are generally subject to examination for a period of three fiscal years after being filed. State and local tax returns may be subject to examination for an additional period of time depending on the jurisdiction. Management has analyzed each Fund’s tax positions taken for all open tax years and has concluded that no provision for income tax is required in the Fund’s financial statements.
As of the end of the reporting period, the aggregate cost and the net unrealized appreciation/(depreciation) of all investments for federal income tax purposes were as follows:
For purposes of this disclosure, tax cost generally includes the cost of portfolio investments as well as up-front fees or premiums exchanged on derivatives and any amounts unrealized for income statement reporting but realized income and/or capital gains for tax reporting, if applicable.
Six Months Ended
9/30/23
Year Ended
3/31/23
9.2
Money Market Fund Shares Amount Shares Amount
Subscriptions:
Institutional Class 153,443,955 $ 153,443,956 625,837,698 $ 625,837,698
Advisor Class 5,693,628 5,693,629 36,284,561 36,284,561
Premier Class 25,168,495 25,168,495 34,760,914 34,760,915
Retirement Class 216,418,666 216,418,666 479,149,395 479,149,395
Retail Class 49,655,822 49,655,822 102,853,716 102,853,715
Total subscriptions 450,380,566 450,380,568 1,278,886,284 1,278,886,284
Reinvestments of distributions:
Institutional Class 24,325,003 24,325,002 26,611,673 26,611,673
Advisor Class 900,286 900,286 400,460 400,460
Premier Class 1,006,604 1,006,604 835,305 835,305
Retirement Class 13,302,800 13,302,800 9,780,952 9,780,952
Retail Class 6,794,023 6,794,023 6,442,924 6,442,924
Total reinvestments of distributions 46,328,716 46,328,715 44,071,314 44,071,314
Redemptions:
Institutional Class (160,375,175) (160,375,175) (556,192,418) (556,192,418)
Advisor Class (3,794,192) (3,794,192) (3,295,117) (3,295,117)
Premier Class (26,207,312) (26,207,312) (23,894,680) (23,894,680)
Retirement Class (167,249,148) (167,249,148) (184,952,298) (184,952,298)
Retail Class (53,496,642) (53,496,642) (103,758,482) (103,758,482)
Total redemptions (411,122,469) (411,122,469) (872,092,995) (872,092,995)
Net increase (decrease) from shareholder transactions 85,586,813 $ 85,586,814 450,864,603 $ 450,864,603
Fund Tax Cost
Gross Unrealized
Appreciation
Gross Unrealized
(Depreciation)
Net Unrealized
Appreciation
(Depreciation)
8.1
Bond Index $24,419,462,957 $1,600,357 $(3,448,379,496) $(3,446,779,139)
8.2
Core Bond 10,668,091,129 18,519,146 (1,312,902,195) (1,294,383,049)
8.3
Core Impact Bond 6,615,887,451 10,133,591 (790,977,283) (780,843,692)
8.4
Core Plus Bond 5,002,804,659 11,322,964 (645,146,491) (633,823,527)
8.5
5–15 Year Laddered Tax-Exempt Bond 241,332,693 74,840 (24,261,046) (24,186,206)
8.6
Green Bond 146,561,564 179,317 (15,971,436) (15,792,119)
8.7
High-Yield 2,286,210,593 6,376,454 (227,808,571) (221,432,117)
8.8
Inflation-Linked Bond 3,015,230,647 60,573 (244,411,321) (244,350,748)
8.9
Short Duration Impact Bond 75,840,357 83,879 (2,294,530) (2,210,651)
9.01
Short-Term Bond 1,992,372,435 3,396,890 (73,045,528) (69,648,638)
9.1
Short-Term Bond Index 1,756,054,020 104,685 (39,148,651) (39,043,966)

As of prior fiscal period end, the components of accumulated earnings on a tax basis were as follows:
As of prior fiscal period end, the Funds had capital loss carryforwards, which will not expire:
8. Investment Adviser and Other Transactions with Affiliates
Under the terms of the Investment Management Agreement with respect to each Fund, the Adviser provides asset management services to the Fund for an annual fee, payable monthly. The Funds have entered into an Administrative Service Agreement with the
Adviser under which the Funds pay the Adviser for its costs in providing certain administrative and compliance services to the Funds.
Under the terms of a Retirement Class Service Agreement with respect to each Fund, the Retirement Class of the Fund incurs an annual fee of 0.25% of the daily net assets, payable monthly to the Adviser, for certain administrative costs associated with the maintenance of Retirement Class shares on retirement plan or other platforms. Substantially all of the Retirement Class shareholder servicing fees reported on the Statement of Operations are paid to the Adviser under the Service Agreement.
Under the terms of a distribution Rule 12b-1 plan, the Retail Class of each Fund compensates Nuveen Securities for providing distribution, promotional and/or shareholder services to the Retail Class of the Fund at the annual rate of 0.25% of the average daily net assets attributable to the Fund’s Retail Class. The Premier Class of each Fund is subject to a distribution Rule 12b-1 plan that compensates Nuveen Securities for providing distribution, promotional and/or shareholder services to the Premier Class of the Fund at the annual rate of 0.15% of the average daily net assets attributable to the Fund’s Premier Class.
The Adviser has contractually agreed to waive and/or reimburse Class W’s shares’ Management fees and Other expenses (excluding interest, taxes, brokerage commissions or other transactional expenses, acquired fund fees and expenses, trustee expenses and extraordinary expenses) in their entirety. The Adviser expects this waiver and/or reimbursement to remain in effect indefinitely, unless changed or terminated with approval of the Board. The Management fees and Other expenses of Class W shares that have been waived by the Adviser may be incurred directly or indirectly, all or in part, by investors in Class W shares.
The Adviser has agreed to reimburse each Fund if its total expense ratio (excluding interest, taxes, brokerage commissions or other transactional expenses, acquired fund fees and expenses and extraordinary expenses) exceeds certain percentages. As of the end of the reporting period, the investment management fee, service agreement fee, distribution fee and maximum expense amounts (after waivers and reimbursements) are equal to the following noted annual percentage of average daily net assets for each class:
Fund
Undistributed
Tax-Exempt
Income
Undistributed
Ordinary
Income
Undistributed
Long-Term
Capital Gains
Unrealized
Appreciation
(Depreciation)
Capital Loss
Carryforwards
Late-Year
Loss Deferrals
Other
Book-to-Tax
Differences Total
8.1
Bond Index $– $24,228,047 $– $(2,311,854,229) $(153,786,572) $– $(27,555,304) $(2,468,968,058)
8.2
Core Bond – 9,832,130 – (873,780,537) (546,288,015) – (15,938,819) (1,426,175,241)
8.3
Core Impact Bond – 4,124,087 – (540,184,906) (454,490,160) – (3,990,988) (994,541,967)
8.4
Core Plus Bond – 6,083,791 – (443,599,508) (282,527,845) – (12,022,723) (732,066,285)
8.5
5–15 Year Laddered
Tax-Exempt Bond 21,964 – – (13,842,855) (1,935,921) – (50,127) (15,806,939)
8.6
Green Bond – 168,083 – (10,440,212) (2,651,419) – (194,318) (13,117,866)
8.7
High-Yield – 4,007,298 – (237,725,009) (351,448,612) – (4,364,690) (589,531,013)
8.8
Inflation-Linked Bond – 16,809,825 – (138,301,722) – (11,394,522) (170,840) (133,057,259)
8.9
Short Duration Impact
Bond – 70,021 – (1,223,720) (731,306) – (79,149) (1,964,154)
9.01
Short-Term Bond – 3,108,111 – (70,073,574) (21,014,166) – (4,165,886) (92,145,515)
9.1
Short-Term Bond Index – 2,502,279 – (33,481,985) (28,597,014) – (2,504,428) (62,081,148)
9.2
Money Market – 5,034 – – – – – 5,034
Fund Short-Term Long-Term Total
8.1
Bond Index $71,248,816 $82,537,756 $153,786,572
8.2
Core Bond 302,141,704 244,146,311 546,288,015
8.3
Core Impact Bond 283,194,704 171,295,456 454,490,160
8.4
Core Plus Bond 133,694,766 148,833,079 282,527,845
8.5
5–15 Year Laddered Tax-Exempt Bond – 1,935,921 1,935,921
8.6
Green Bond 1,495,170 1,156,249 2,651,419
8.7
High-Yield 87,547,464 263,901,148 351,448,612
8.8
Inflation-Linked Bond – – –
8.9
Short Duration Impact Bond 592,923 138,383 731,306
9.01
Short-Term Bond – 21,014,166 21,014,166
9.1
Short-Term Bond Index 8,065,738 20,531,276 28,597,014
9.2
Money Market – – –

Notes to Financial Statements
(Unaudited) (continued)

Effective May 1, 2023, for a one year period, the Adviser agreed to voluntarily waive a portion of the investment management fee and/or the expense cap for certain funds. This waiver is voluntary in nature and can be discontinued at any time without prior notice to shareholders upon Board approval. The investment management fee and maximum expense amounts (after voluntary waivers) are equal to the following noted annual percentage of average daily net assets for each class:
Prior to May 1, 2023, the Adviser agreed to voluntarily waive a portion of the investment management fee and/or the expense cap for certain funds. The investment management fee and maximum expense amounts (after voluntary waiver) were equal to the following noted annual percentage of average daily net assets for each class, inclusive of voluntary and contractual waivers:
The Funds may purchase or sell investment securities in transactions with affiliated entities under procedures adopted by the Board, pursuant to the 1940 Act. These transactions are effected at market rates without incurring broker commissions. During the current fiscal period, the Funds did not engage in security transactions with affiliated entities.
Investment
Management Fee
Range
Investment
Management Fee-
Effective Rate Maximum Expense Amounts‡
Fund
Institutional
Class Advisor Class Premier Class
Retirement
Class Retail Class Class W
8.1
Bond Index
0.060%
0.060% 0.090% 0.240% 0.240% 0 .340% 0.440% 0.090%
8.2
Core Bond* 0.250% —0.300% 0.275 0.350 0.500 0.500 0.600 0.700 0.350
8.3
Core Impact Bond* 0.300% —0.350% 0.332 0.400 0.550 0.550 0.650 0.750 –
8.4
Core Plus Bond* 0.250% —0.300% 0.286 0.350 0.500 0.500 0.600 0.700 0 .350
8.5
5–15 Year Laddered Tax-Exempt Bond* 0.200% —0.250% 0.250 0.300 0.450 – – 0.650 –
8.6
Green Bond* 0.350% —0.400% 0.400 0.450 0.600 0.600 0.700 0.800 –
8.7
High-Yield* 0.300% —0.350% 0.344 0.400 0.550 0.550 0.650 0.750 0.400
8.8
Inflation-Linked Bond* 0.200% —0.250% 0.241 0.300 0.450 0.450 0.550 0.650 0.300
8.9
Short Duration Impact Bond* 0.250% —0.300% 0.300 0.350 0.500 0.500 0.600 0.700 –
9.01
Short-Term Bond* 0.200% —0.250% 0.245 0.300 0.450 0.450 0.550 0.650 0 .300
9.1
Short-Term Bond Index
0.050%
0.050 0.100 0.250 0.250 0.350 0.450 0.100
9.2
Money Market
0.100%
0.100 0.150 0.300 0.300 0.400 0.500 –
* This Fund is subject to a breakpoint schedule on its investment management fee, which reduces this fee as the Fund’s net assets increase.
‡ Maximum expense amounts reflect all expenses excluding interest, taxes, brokerage commissions or other transactional expenses, Acquired fund fees and expenses and extraordinary expenses. The expense reimbursement arrangements will continue through at least July 31, 2024. The reimbursement arrangements can only be changed with the approval of the Board.
Investment
Management
Fee Range Maximum Expense Amounts‡
Fund
Institutional
Class Advisor Class Premier Class
Retirement
Class Retail Class Class W
8.8
Inflation-Linked Bond* 0.180% —0.230% 0.280% 0.430% 0.430% 0.530% 0.630% 0.280%
* This Fund is subject to a breakpoint schedule on its investment management fee, which reduces this fee as the Fund’s net assets increase.
‡ Maximum expense amounts reflect all expenses excluding interest, taxes, brokerage commissions or other transactional expenses, Acquired fund fees and expenses and extraordinary expenses. The reimbursement arrangements can only be changed with the approval of the Board.
Investment
Management
Fee Range Maximum Expense Amounts‡
Fund
Institutional
Class Advisor Class Premier Class
Retirement
Class Retail Class Class W
8.3
Core Impact Bond* 0.285% —0.335% 0.385% 0.535% 0.535% 0.635% 0.735% – %
8.6
Green Bond* 0.350% —0.400% 0.410 0.600 0.580 0.580 0.715 –
8.7
High-Yield* 0.285% —0.335% 0.385 0.535 0.535 0.635 0.735 0.385
8.8
Inflation-Linked Bond* 0.180% —0.230% 0.280 0.430 0.430 0.530 0.630 0.280
8.9
Short Duration Impact Bond* 0.250% —0.300% 0.340 0.500 0.500 0.600 0.600 –
9.2
Money Market 0.100% 0.150 0.300 0.240 0.240 0.415 –
* This Fund is subject to a breakpoint schedule on its investment management fee, which reduces this fee as the Fund’s net assets increase.
‡ Maximum expense amounts reflect all expenses excluding interest, taxes, brokerage commissions or other transactional expenses, Acquired fund fees and expenses and extraordinary expenses. The reimbursement arrangements can only be changed with the approval of the Board.

A registered separate account of TIAA (collectively “TIAA Access”) has various sub-accounts that invest in the Funds, and certain funds within the Trust also make investments in the Funds. The following is the percentage of the Funds' shares owned by affiliates as of the end of the current fiscal period:
9. Inter-Fund Lending Program
Pursuant to an exemptive order issued by the SEC, the Funds may participate in an inter-fund lending program. This program allows the Funds to lend cash to and/or borrow cash from certain other affiliated Funds for temporary purposes, (e.g., to satisfy redemption requests or to cover unanticipated cash shortfalls). The program is subject to a number of conditions, including the requirement that no Fund may borrow or lend money under the program unless it receives a more favorable interest rate than is available from a bank or other financial institution for a comparable transaction. In addition, a Fund may participate in the program only if its participation is consistent with the Fund’s investment policies and limitations and authorized by its portfolio manager(s). During the current fiscal period, there were no inter-fund borrowing or lending transactions.
10. Line of Credit
The Funds (other than Money Market Fund) participate in a $1 billion unsecured revolving credit facility that can be used for temporary purposes, including, without limitation, the funding of shareholder redemptions. The current facility was entered into on June 13, 2023 expiring on June 11, 2024, replacing the previous facility, which expired June 2023. Certain affiliated accounts and mutual funds, each of which is managed by the Adviser, or an affiliate of the Adviser, also participate in this facility. An annual commitment fee for the credit facility is borne by the participating accounts and mutual funds on a pro rata basis. Interest associated with any borrowing under the facility is charged to the borrowing accounts or mutual funds at a specified rate of interest.
The Funds are not liable for borrowings under the facility by other affiliated accounts or mutual funds. There were no borrowings under this credit facility by the Funds during the current fiscal period.
Underlying Fund TIAA
TIAA-CREF
Lifecycle Funds
TIAA-CREF
Lifecycle Index
Funds
TIAA-CREF
Lifestyle Funds
TIAA-CREF
Managed
Allocation Fund TIAA Access Total
8.1
Bond Index – % – % 54% – % – % 1% 55%
8.2
Core Bond – 40 – – – – 40
8.4
Core Plus Bond – 54 – 8 7 2 71
8.6
Green Bond 50 – – – – – 50
8.7
High-Yield – 18 – – – 7 25
8.8
Inflation-Linked Bond – 30 38 – – – 68
8.9
Short Duration Impact Bond 32 – – – – – 32
9.01
Short-Term Bond – 45 – 5 – 2 52
9.1
Short-Term Bond Index – – 64 – – – 64
9.2
Money Market – – – – – 3 3

Additional Fund Information
(Unaudited)
©2023 Teachers Insurance and Annuity Association of America—College Retirement Equities Fund,
730 Third Avenue, New York, NY 10017-3206
Portfolio holdings
The TIAA-CREF Funds file complete portfolio listings with the Securities and Exchange Commission (SEC), and they are available to the public.
You can obtain a complete list of the TIAA-CREF Funds’ holdings (Portfolio of Investments) as of the most recently completed fiscal quarter in the following ways:
By visiting our websites at TIAA.org or nuveen.com; or
By calling us at 800-842-2252 to request a copy, which will be provided free of charge.
You can also obtain a complete list of the TIAA-CREF Funds’ portfolios of investments as of the most recently completed fiscal quarter, and for prior quarter-ends, from our SEC Form N-CSR and Form N-PORT or Form N-MFP (for money market products only) filings.
Form N-CSR filings are as of March 31 or September 30; Form N-PORT or Form N-MFP filings are as of December 31 or June 30. Copies of these forms are available:
Through the Electronic Data Gathering and Retrieval System (EDGAR) on the SEC’s website at sec.gov; or
From the SEC’s Office of Investor Education and Advocacy. Call 202-551-8090 for more information.
Proxy voting
TIAA-CREF Funds’ ownership of stock gives it the right to vote on proxy issues of companies in which it invests. A description of our proxy voting policies and procedures can be found on our website at TIAA.org or on the SEC’s website at sec.gov. You can also call us at
800-842-2252 to request a free copy. A report of how the funds voted during the most recently completed twelve-month period ended
June 30 can be found on our website or on Form N-PX at sec.gov.
Contacting TIAA
There are three easy ways to contact us: by email, using the Contact Us link at the top of our home page; by mail at TIAA, 730 Third
Avenue, New York, NY 10017-3206; or by phone at 800-842-2252.
Fund management
The TIAA-CREF Funds are managed by the portfolio management teams of Teachers Advisors, LLC. The members of these teams are responsible for the day-to-day investment management of the funds.
You should carefully consider the investment objectives, risks, charges and expenses of any fund before investing. For a
prospectus that contains this and other information, please
visit TIAA.org, or call 800-842-2252 for the Institutional,
Advisor, Premier, and Retirement classes or 800-223-1200 for the Retail Class. Please read the prospectus carefully before investing.
Investment, insurance and annuity products are not Federal
Deposit Insurance Corporation (FDIC) insured, are not bank
guaranteed, are not bank deposits, are not insured by any
federal government agency, are not a condition to any banking service or activity, and may lose value. Nuveen, a subsidiary of TIAA, provides investment advice and portfolio management services through a dozen affiliated registered investment
advisers. Nuveen Securities, LLC and TIAA-CREF Individual &
Institutional Services, LLC, members FINRA, distribute securities products.
This material is for informational or educational purposes only and does not constitute fiduciary investment advice under ERISA, a securities recommendation under all securities laws, or an insurance product recommendation under state insurance laws or regulations. This material does not take into account any specific objectives or circumstances of any particular investor, or suggest any specific course of action. Investment decisions should be made based on an investor’s own objectives and circumstances.

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A12457 (11/23)

Real Estate Securities Fund
TIAA-CREF
Semi-annual
Report
TIAA-CREF
Funds
September 30,
2023
This semi-annual report contains the Fund's unaudited financial statements.
Fund Name
Institutional
Class
Advisor
Class
Premier
Class
Retirement
Class
Retail
Class
10.1
TIAA-CREF Real Estate Securities Fund TIREX TIRHX TRRPX TRRSX TCREX

Table of Contents
Letter to Investors 3
Important Notices 5
About the Fund’s Benchmark 6
Fund Performance 7
Expense Example 8
Portfolio of Investments 9
Statement of Assets and Liabilities 11
Statement of Operations 12
Statement of Changes in Net Assets 13
Financial Highlights 14
Notes to Financial Statements 16
Additional Fund Information 22

3
Letter to Investors
Brad Finkle
Real estate investment trusts (REITs) posted a loss for the six months ended
September 30, 2023, amid persistent inflation and a continued rise in interest rates. The U.S. economy expanded during the period, in large part due to a strong labor market, positive consumer spending and an acceleration in nonresidential fixed investment and equipment. The unemployment rate rose modestly but remained at historically low levels. Rising price levels for goods and services continued to be problematic for the economy. However, despite continuing to increase, the annualized rate of inflation slowed over the six months. The Federal
Reserve responded to elevated inflation by raising the federal funds target rate in
July to a 22-year high of 5.25%–5.50%, and policymakers indicated that further action was possible. Oil prices fluctuated but ended the period higher.
REITs returned –7.2% for the six months, as measured by the FTSE Nareit All
Equity REITs Index.
The TIAA-CREF Real Estate Securities Fund (Institutional Class) returned –6.2%, outperforming its benchmark for the period.
REITs trailed U.S. bonds and stocks
REITs are a unique asset class because they share some of the characteristics of both stocks and bonds. Like bonds, REIT prices can be sensitive to interest-
rate fluctuations, and throughout the period, REITs struggled due to the rise in interest rates. Similar to equities, REITs invest in individual companies, so their performance is tied to the overall health of the U.S. economy. As such, gains in the stock market buoyed the returns of REITs during the period.
For the six months, the FTSE Nareit All Equity REITs Index trailed the –4.1%
return of the broad U.S. investment-grade fixed-rate bond market, as measured by the Bloomberg U.S. Aggregate Bond Index. REITs also lagged all other fixed-income sectors, including high-yield bonds, as well as the 4.9% return of the broad U.S.
stock market, as measured by the Russell 3000® Index.
Staying focused on future financial goals
Higher interest rates continue to put pressure on the commercial and residential real estate markets. As such, REITs struggled during the six-month period.
However, it’s important to remain patient and stay focused on your long-term goals when challenges such as these arise.
Historically, REITs have provided investors with a relatively stable source of income and return. REITs have the potential to rise in value, like a stock, while also producing a steady source of income—akin to a bond. REITs are required by law to distribute at least 90% of their taxable income to investors in the form of dividends. As such, they generate current income, which can be a valuable feature when interest rates decline or when markets are volatile. Furthermore,
REITs invest in a broad spectrum of commercial and residential real estate properties, and each sector possesses its own supply/demand dynamics and its own characteristics. That variation of sectors plays a vital role in determining the performance of REIT securities.
Paying too much attention to short-term events can shift your focus away from your long-term objectives. Since no one can predict the market’s direction, we believe that a broad array of REITs held in a professionally managed real estate securities mutual fund has the potential to add value as a diversification tool when combined with a portfolio of stocks, bonds and other assets. Of course, diversification cannot guarantee against market losses.

Letter to Investors
(continued)
4
Please visit TIAA.org for more information on asset class performance. As always, if you have any questions about your investment in the TIAA-CREF Real Estate Securities Fund, we encourage you to contact your financial advisor or call a TIAA financial consultant at 800-842-2252. We stand ready to help you.
Brad Finkle
Principal Executive Officer and President of the TIAA-CREF Funds and TIAA-CREF Life Funds

Important Notices
5
Portfolio Manager Commentaries in Semi-annual Reports
The Fund includes portfolio manager commentary in its annual shareholder report. For the Fund's most recent annual portfolio manager discussion, please refer to the Portfolio Manager's Comments section of the Fund’s March 31, 2023 annual shareholder report.
For current information on the Fund’s investment objective, portfolio management team and average annual total returns please refer to the Fund’s website at www.nuveen.com.
For changes that occurred to the Fund both during and subsequent to this reporting period, please refer to the Notes to Financial
Statements section of this report.
For average annual total returns as of the end of this reporting period, please refer to the Fund Performance section within this report.
Securities and Exchange Commission (the “SEC”) Adopts Amendments for Tailored Shareholder Reports
On October 26, 2022, the SEC adopted rule and form amendments (the “Amendments”) that require mutual funds and exchange-
traded funds registered on Form N-1A to provide shareholders with streamlined annual and semi-annual shareholder reports
(“Tailored Shareholder Reports”). The Amendments require funds to prepare a separate Tailored Shareholder Report for each share class of each series of a fund. As a result, shareholders will receive a report that covers only the class of a multi-class fund in which the shareholder invests. Tailored Shareholder Reports are meant to be three to four pages in length and will highlight key information such as a fund’s expenses, performance and portfolio holdings. Other, more detailed information that currently appears in fund shareholder reports will be made available online, filed with the SEC, and delivered to investors free of charge in paper or electronically upon request. The first Tailored Shareholder Reports prepared for the Fund included within this shareholder report will be for the reporting period ended September 30, 2024.

About the Fund’s Benchmark
6
FTSE Nareit All Equity REITs Index: An index designed to measure the performance of certain publicly traded real estate investment trusts in the United States that own, manage and lease investment-grade commercial real estate. Index returns assume reinvestment of distributions, but do not reflect any applicable sales charges or management fees.
You cannot invest directly in any index. Index returns do not include a deduction for fees or expenses. For additional details about the benchmark index, please read the Fund’s latest prospectus.
FTSE International Limited (“FTSE”) © FTSE 2023. FTSE® is a trademark of the London Stock Exchange Group companies and is used by FTSE International Limited under license.
Nareit® is a trademark of the National Association of Real Estate Investment Trusts (“Nareit”). All intellectual property rights in the Index vest in FTSE and Nareit. Neither FTSE nor its licensors accept any liability for any errors or omissions in the FTSE indices and/or FTSE ratings or underlying data. No further distribution of FTSE Data is permitted without FTSE’s express written consent.

Real Estate Securities Fund
7
Performance as of September 30, 2023
The returns in this report show past performance, which is no guarantee of future results. The returns do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit TIAA.org.
Performance may reflect waivers or reimbursements of certain expenses. Absent these waivers or reimbursement arrangements, performance would be lower.
You cannot invest directly in any index. Index returns do not include a deduction for fees or expenses.
Fund profile Portfolio composition Holdings by company size
Total return Average annual total return Annual operating expenses
*
Real Estate Securities Fund
Inception date 6 months 1 year 5 years 10 years gross net
Institutional Class 10/1/02 - 6 .15% - 0 .42% 3 .54% 6 .76% 0 .48% 0 .48%
Advisor Class 12/4/15 - 6 .21 - 0 .54 3 .42 6 .66
†
0 .60 0 .60
Premier Class 9/30/09 - 6 .21 - 0 .57 3 .39 6 .59 0 .63 0 .63
Retirement Class 10/1/02 - 6 .26 - 0 .65 3 .29 6 .49 0 .73 0 .73
Retail Class 10/1/02 - 6 .29 - 0 .71 3 .25 6 .44 0 .77 0 .77
FTSE Nareit All Equity REITs
Index – - 7 .23 - 1 .71 2 .79 6 .17 – –
*
The gross and net annual operating expenses are taken from the Fund's prospectus. The net annual operating expenses may at times reflect a contractual reimbursement of various expenses. The expense reimbursement will continue through at least July 31, 2024, unless changed with the approval of the Board of Trustees. Without these reimbursements, expenses would be higher and returns lower. Refer to the Financial highlights later in this report for the Fund's expense ratios as of the end of the reporting period.
†
The performance shown for the Advisor Class that is prior to its inception date is based on the performance of the Institutional Class. The performance for this period has not been restated to reflect the actual expenses of the Advisor Class. If these actual expenses had been reflected, the performance of the Advisor Class shown for this period would have been different because the Advisor Class has different expenses than the Institutional Class.
as of 9/30/2023
Net assets $
2.68
billion
Portfolio turnover rate
*
3%
Number of holdings 40
Weighted median market
capitalization $28.03 billon
Price/earnings ratio (weighted
12-month trailing average)
†
31.3
*
The portfolio turnover rate covers the six-month period
from April 1, 2023–September 30, 2023, and is not
annualized.
†
Price/earnings ratio is the price of a stock divided
by its earnings per share for the past twelve-month
period.
% of net assets
as of 9/30/2023
Industrial REITs 19.6
Retail REITs 16.2
Data center REITs 10.4
Multi-family residential REITs 10.2
Telecom tower REITs 9.8
Single-family residential REITs 9.0
Health care REITs 7.1
Other specialized REITs 5.3
Self storage REITs 4.4
Office REITs 2.8
Hotel & resort REITs 2.5
Timber REITs 1.9
Short-term investments 0.4
Other assets & liabilities, net 0.4
Total 100.0
Market capitalization
% of equity
investments as of
9/30/2023
More than $50 billion
24.8
More than $15 billion-$50 billion
41.5
More than $2 billion-$15 billion
33.7
Total 100.0

Expense Example
8
All shareholders of the TIAA-CREF Funds incur ongoing costs, including management fees and other fund expenses. They may also incur transactional costs for redemptions or account maintenance fees.
The expense example that appears in this report is intended to help you understand your ongoing costs only
(in U.S. dollars) and does not reflect transactional costs. The example is designed to help you compare these ongoing costs with the ongoing costs of investing in other mutual funds.
The expenses shown do not include account maintenance fees, which may or may not be applicable, as described in the prospectus. If such fees were included, your total costs for investing in the Fund would be higher. Note also that shareholders of the TIAA-CREF Funds do not incur a sales charge for purchases, reinvested dividends or other distributions.
The example is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period ( April 1, 2023 – September 30, 2023 ).
Actual expenses
The first section in the table uses the Fund’s actual expenses and its actual rate of return. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the six-month period.
Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading “Expenses incurred during the period” to estimate the expenses you paid during the six-month period.
Hypothetical example for comparison purposes
The second section in the table shows hypothetical account values and expenses based on the Fund’s actual expense ratio for each share class for the six-month period and an assumed 5%-per-year rate of return before expenses. This was not the share class’ actual return.
This hypothetical example cannot be used to estimate the actual expenses you paid for the period, but rather allows you to compare the ongoing costs of investing in the Fund with the costs of other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other mutual funds.
10.1
Real Estate Securities Fund
Share Class
Institutional
Class
Advisor
Class
Premier
Class
Retirement
Class
Retail
Class
Actual performance
Beginning account value
$1,000.00 $1,000.00 $1,000.00 $1,000.00 $1,000.00
Ending account value
$938.53 $937.93 $937.86 $937.39 $937.14
Expenses incurred during the period*
$2.27 $2.80 $2.99 $3.47 $3.67
Hypothetical performance
(5% annualized return before expenses)
Beginning account value
$1,000.00 $1,000.00 $1,000.00 $1,000.00 $1,000.00
Ending account value
$1,022.66 $1,022.11 $1,021.92 $1,021.41 $1,021.21
Expenses incurred during the period*
$2.36 $2.92 $3.12 $3.62 $3.83
* "Expenses incurred during the period” is based on the Fund's actual expense ratio for the most recent fiscal half-year, multiplied by the average account value over the six-month period, multiplied by 183/366. There were 183 days in the six months ended September 30, 2023. The Fund's annualized six-month expense ratios for that period were 0.47% for
Institutional Class, 0.58% for Advisor Class, 0.62% for Premier Class, 0.72% for Retirement Class and 0.76% for Retail Class. The expense charges of one or more of the Fund's share classes may reflect a waiver and/or reimbursement. Please see the prospectus for an explanation, including the date on which this reimbursement is scheduled to end. Without such waiver and/or reimbursement, the expenses of the affected share classes would be higher and their performance lower.

Portfolio of Investments
Real Estate Securities Fund September 30, 2023
9
See Notes to Financial Statements
(Unaudited)
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
LONG-TERM INVESTMENTS - 99.2%
COMMON STOCKS - 99.2%
DATA CENTER REITS - 10 .4%
950,000 Digital Realty Trust, Inc $ 114,969,000
224,000 Equinix, Inc 162,682,240
TOTAL DATA CENTER REITS 277,651,240
HEALTH CARE REITS - 7 .1%
1,600,000 Healthpeak Properties, Inc 29,376,000
1,050,000 Ventas, Inc 44,236,500
1,425,000 Welltower, Inc 116,736,000
TOTAL HEALTH CARE REITS 190,348,500
HOTEL & RESORT REITS - 2 .5%
2,600,000 Host Marriott Corp 41,782,000
300,000 Ryman Hospitality Properties, Inc 24,984,000
TOTAL HOTEL & RESORT REITS 66,766,000
INDUSTRIAL REITS - 19 .6%
200,000 EastGroup Properties, Inc 33,306,000
3,000,000 Prologis, Inc 336,630,000
1,900,000 Rexford Industrial Realty, Inc 93,765,000
1,100,000 Terreno Realty Corp 62,480,000
TOTAL INDUSTRIAL REITS 526,181,000
MULTI-FAMILY RESIDENTIAL REITS - 10 .2%
650,000 AvalonBay Communities, Inc 111,631,000
800,000 Equity Residential 46,968,000
200,000 Essex Property Trust, Inc 42,418,000
1,500,000 Independence Realty Trust, Inc 21,105,000
400,000 Mid-America Apartment Communities, Inc 51,460,000
TOTAL MULTI-FAMILY RESIDENTIAL REITS 273,582,000
OFFICE REITS - 2 .8%
325,000 Alexandria Real Estate Equities, Inc 32,532,500
375,000 Boston Properties, Inc 22,305,000
150,000 SL Green Realty Corp 5,595,000
600,000 Vornado Realty Trust 13,608,000
TOTAL OFFICE REITS 74,040,500
OTHER SPECIALIZED REITS - 5 .3%
1,000,000 Gaming and Leisure Properties, Inc 45,550,000
3,300,000 VICI Properties, Inc 96,030,000
TOTAL OTHER SPECIALIZED REITS 141,580,000
RETAIL REITS - 16 .2%
425,000 Agree Realty Corp 23,477,000
2,100,000 Brixmor Property Group, Inc 43,638,000
3,000,000 Kimco Realty Corp 52,770,000
2,000,000 Kite Realty Group Trust 42,840,000
1,350,000 Realty Income Corp 67,419,000
1,150,000 Regency Centers Corp 68,356,000
1,250,000 Simon Property Group, Inc 135,037,500
TOTAL RETAIL REITS 433,537,500
SELF STORAGE REITS - 4 .4%
325,000 Extra Space Storage, Inc 39,513,500

Real Estate Securities Fund September 30, 2023
10
See Notes to Financial Statements
Portfolio of Investments
(continued)
Portfolio of Investments
(continued)
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
SELF STORAGE REITS—continued
300,000 Public Storage, Inc $ 79,056,000
TOTAL SELF STORAGE REITS 118,569,500
SINGLE-FAMILY RESIDENTIAL REITS - 9 .0%
2,400,000 American Homes 4 Rent 80,856,000
1,150,000 Equity Lifestyle Properties, Inc 73,266,500
425,000 Invitation Homes, Inc 13,468,250
625,000 Sun Communities, Inc 73,962,500
TOTAL SINGLE-FAMILY RESIDENTIAL REITS 241,553,250
TELECOM TOWER REITS - 9 .8%
975,000 American Tower Corp 160,338,750
675,000 Crown Castle, Inc 62,120,250
200,000 SBA Communications Corp 40,034,000
TOTAL TELECOM TOWER REITS 262,493,000
TIMBER REITS - 1 .9%
1,650,000 Weyerhaeuser Co 50,589,000
TOTAL TIMBER REITS 50,589,000
TOTAL COMMON STOCKS 2,656,891,490
(Cost $2,146,229,675)
TOTAL LONG-TERM INVESTMENTS 2,656,891,490
(Cost $2,146,229,675)
PRINCIPAL RATE
MATURITY
DATE
SHORT-TERM INVESTMENTS - 0.4%
REPURCHASE AGREEMENT - 0 .4%
$ 10,842,000 (a) Fixed Income Clearing Corp (FICC) 5 .300% 10/02/23 10,842,000
TOTAL REPURCHASE AGREEMENT 10,842,000
TOTAL SHORT-TERM INVESTMENTS 10,842,000
(Cost $10,842,000)
TOTAL INVESTMENTS - 99.6% 2,667,733,490
(Cost $2,157,071,675)
OTHER ASSETS & LIABILITIES, NET - 0.4% 9,510,809
NET ASSETS - 100.0% $ 2,677,244,299
REIT Real Estate Investment Trust
(a) Agreement with Fixed Income Clearing Corp (FICC), 5.300% dated 9/30/23 to be repurchased at $10,842,000 on 10/2/23, collateralized by Government Agency
Securities, with coupon rate 4.625% and maturity date 9/15/26, valued at $11,058,883.

11
Statement of Assets and Liabilities
See Notes to Financial Statements
September 30, 2023 (Unaudited)
10.1
Real Estate Securities
Fund
ASSETS
Long-term investments, at value
†
$ 2,656,891,490
Short-term investments, at value
#
10,842,000
Cash 501,130
Receivables:
Dividends 9,505,433
Interest 3,192
Reimbursement from Adviser 170,341
Shares sold 1,963,762
Other 99,699
Total assets 2,679,977,047
LIABILITIES
Due to affiliates 11,268
Payables:
Shares redeemed 1,218,958
Service agreement fees 128,385
Accrued expenses:
Custodian fees 6,152
Management fees 1,094,408
Professional fees 27,005
Shareholder reporting expenses 58,516
Shareholder servicing agent fees 20,929
Trustees fees 84,366
12b-1 distribution and service fees 70,183
Other 12,578
Total liabilities 2,732,748
Net assets $ 2,677,244,299
NET ASSETS CONSIST OF:
Paid-in capital $ 2,404,893,091
Total distributable earnings (loss) 272,351,208
Net assets $ 2,677,244,299
†
Long-term investments, cost $ 2,146,229,675
#
Short-term investments, cost $ 10,842,000
INSTITUTIONAL CLASS:
Net assets $ 1,810,648,363
Shares outstanding 119,390,416
Net asset value per share $ 15 .17
ADVISOR CLASS:
Net assets $ 66,079,775
Shares outstanding 4,354,129
Net asset value per share $ 15 .18
PREMIER CLASS:
Net assets $ 22,357,557
Shares outstanding 1,472,243
Net asset value per share $ 15 .19
RETIREMENT CLASS:
Net assets $ 472,169,840
Shares outstanding 29,606,882
Net asset value per share $ 15 .95
RETAIL CLASS:
Net assets $ 305,988,764
Shares outstanding 20,359,946
Net asset value per share $ 15 .03
Authorized shares - per class Unlimited
Par value per share $ 0 .0001

12
Statement of Operations
See Notes to Financial Statements
Six Months Ended September 30, 2023 (Unaudited)
10.1
Real Estate Securities
Fund
INVESTMENT INCOME
Dividends $ 46,420,837
Interest 598,923
Other income 238,699
Total investment income 47,258,459
EXPENSES
Management fees 6,897,594
12b-1 distribution and service fees — Premier Class 25,065
12b-1 distribution and service fees — Retail Class 430,469
Shareholder servicing agent fees — Institutional Class 7,046
Shareholder servicing agent fees — Advisor Class 54,960
Shareholder servicing agent fees — Premier Class 178
Shareholder servicing agent fees — Retirement Class 625,460
Shareholder servicing agent fees — Retail Class 72,286
Administrative service fees 47,505
Trustees fees 27,222
Custodian expenses 10,702
Overdraft expense 422
Professional fees 26,480
Registration fees 46,445
Shareholder reporting expenses 85,685
Other 24,633
Total expenses 8,382,152
Fee waiver by investment adviser and Nuveen Securities (329,838)
Net expenses 8,052,314
Net investment income (loss) 39,206,145
REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss):
Portfolio investments (50,956,760)
Foreign currency transactions 4,018
Net realized gain (loss) (50,952,742)
Change in unrealized appreciation (depreciation) on:
Portfolio investments (166,782,903)
Net change in unrealized appreciation (depreciation) (166,782,903)
Net realized and unrealized gain (loss) (217,735,645)
Net increase (decrease) in net assets from operations $ (178,529,500)

13
Statement of Changes in Net Assets
See Notes to Financial Statements
10.1
Real Estate Securities Fund
Unaudited
Six Months Ended
9/30/23
Year Ended
3/31/23
OPERATIONS
Net investment income (loss) $ 39,206,145 $ 84,117,270
Net realized gain (loss) (50,952,742) (166,915,159)
Net change in unrealized appreciation (depreciation) (166,782,903) (885,171,959)
Net increase (decrease) in net assets from operations (178,529,500) (967,969,848)
DISTRIBUTIONS TO SHAREHOLDERS – –
Dividends:
Institutional Class (27,549,270) (110,580,256)
Advisor Class (1,149,120) (6,316,984)
Premier Class (441,223) (1,781,177)
Retirement Class (6,134,619) (24,242,069)
Retail Class (4,317,644) (19,605,768)
Total distributions (39,591,876) (162,526,254)
FUND SHARE TRANSACTIONS
Subscriptions 141,517,759 505,241,401
Reinvestments of distributions 39,194,150 160,776,955
Redemptions (327,499,819) (834,665,580)
Net increase (decrease) from Fund share transactions (146,787,910) (168,647,224)
Net increase (decrease) in net assets (364,909,286) (1,299,143,326)
Net assets at the beginning of period 3,042,153,585 4,341,296,911
Net assets at the end of period $ 2,677,244,299 $ 3,042,153,585

Financial Highlights
See Notes to Financial Statements
14
The following data is for a share outstanding for each fiscal year end unless otherwise noted:
Investment Operations Less Distributions
Net Asset
Value,
Beginning
of Period
Net
Investment
Income
(Loss)
a
Net Realized/
Unrealized
Gain (Loss) Total
From Net
Investment
Income
From Net
Realized
Gains Total
Net Asset
Value,
End of
Period
10.1
REAL ESTATE SECURITIES FUND
Institutional Class:
9/30/23
#
$ 16.40 $ 0.22 $ (1.22)  $ (1.00) $ (0.23)  $ —  $ (0.23) $ 15.17
3/31/23 22.34 0.46 (5.49) (5.03) (0.43) (0.48) (0.91) 16.40
3/31/22 18.98 0.30 3.77 4.07 (0.31) (0.40) (0.71) 22.34
3/31/21 14.21 0.30 4.77 5.07 (0.30) — (0.30) 18.98
3/31/20 16.88 0.35 (1.89) (1.54) (0.33) (0.80) (1.13) 14.21
3/31/19 14.65 0.33 2.40 2.73 (0.36) (0.14) (0.50) 16.88
Advisor Class:
9/30/23
#
16.41 0.21 (1.22) (1.01) (0.22) — (0.22) 15.18
3/31/23 22.35 0.44 (5.49) (5.05) (0.41) (0.48) (0.89) 16.41
3/31/22 18.99 0.26 3.79 4.05 (0.29) (0.40) (0.69) 22.35
3/31/21 14.22 0.26 4.79 5.05 (0.28) — (0.28) 18.99
3/31/20 16.89 0.32 (1.88) (1.56) (0.31) (0.80) (1.11) 14.22
3/31/19 14.66 0.18 2.54 2.72 (0.35) (0.14) (0.49) 16.89
Premier Class:
9/30/23
#
16.42 0.20 (1.21) (1.01) (0.22) — (0.22) 15.19
3/31/23 22.36 0.44 (5.50) (5.06) (0.40) (0.48) (0.88) 16.42
3/31/22 19.00 0.28 3.76 4.04 (0.28) (0.40) (0.68) 22.36
3/31/21 14.22 0.27 4.79 5.06 (0.28) — (0.28) 19.00
3/31/20 16.89 0.32 (1.88) (1.56) (0.31) (0.80) (1.11) 14.22
3/31/19 14.66 0.30 2.41 2.71 (0.34) (0.14) (0.48) 16.89
Retirement Class:
9/30/23
#
17.23 0.22 (1.29) (1.07) (0.21) — (0.21) 15.95
3/31/23 23.41 0.44 (5.76) (5.32) (0.38) (0.48) (0.86) 17.23
3/31/22 19.86 0.25 3.95 4.20 (0.25) (0.40) (0.65) 23.41
3/31/21 14.86 0.27 4.99 5.26 (0.26) — (0.26) 19.86
3/31/20 17.60 0.32 (1.97) (1.65) (0.29) (0.80) (1.09) 14.86
3/31/19 15.25 0.30 2.51 2.81 (0.32) (0.14) (0.46) 17.60
Retail Class:
9/30/23
#
16.25 0.20 (1.21) (1.01) (0.21) — (0.21) 15.03
3/31/23 22.14 0.41 (5.44) (5.03) (0.38) (0.48) (0.86) 16.25
3/31/22 18.82 0.23 3.75 3.98 (0.26) (0.40) (0.66) 22.14
3/31/21 14.09 0.25 4.73 4.98 (0.25) — (0.25) 18.82
3/31/20 16.74 0.29 (1.86) (1.57) (0.28) (0.80) (1.08) 14.09
3/31/19 14.54 0.28 2.38 2.66 (0.32) (0.14) (0.46) 16.74
#
Unaudited
a
Based on average shares outstanding.
b
Percentage is not annualized.
c
Percentage is annualized.
e
Includes voluntary compensation from the Adviser as further described in the investment adviser and other transactions with affiliates note in the Notes to Financial
Statements, when applicable.
f
Does not include in-kind transactions.

See Notes to Financial Statements
15
Ratios and Supplemental Data
Ratios to Average Net Assets
Total
Return
b
Net Assets,
End of
Period (000)
Gross
Expenses
Net
Expenses
Net
Investment
Income (Loss)
e
Portfolio
Turnover
Rate
(6.15) %  $ 1,810,648 0.49%
c
0.47%
c
2.76%
c
3%
(22.52) 2,026,404 0.48 0.45 2.55 25
21.46 2,935,178 0.47 0.47 1.37 25
f
35.94 2,272,604 0.49 0.47 1.77 45
(10.16) 1,430,143 0.50 0.50 1.95 39
18.91 1,582,056 0.51 0.51 2.13 34
(6.21) 66,080 0.60
c
0.58
c
2.53
c
3
(22.60) 107,731 0.60 0.57 2.45 25
21.32 153,657 0.59 0.59 1.19 25
f
35.76 71,403 0.62 0.59 1.55 45
(10.27) 21,689 0.62 0.62 1.79 39
18.76 5,366 0.64 0.64 1.19 34
(6.21) 22,358 0.64
c
0.62
c
2.50
c
3
(22.62) 34,765 0.63 0.60 2.42 25
21.25 45,328 0.62 0.62 1.27 25
f
35.78 48,255 0.64 0.62 1.62 45
(10.31) 44,026 0.65 0.65 1.80 39
18.72 77,572 0.66 0.66 1.97 34
(6.26) 472,170 0.74
c
0.72
c
2.53
c
3
(22.72) 503,900 0.73 0.70 2.31 25
21.17 675,116 0.72 0.72 1.11 25
f
35.58 533,102 0.74 0.72 1.52 45
(10.39) 398,674 0.75 0.75 1.70 39
18.67 424,963 0.76 0.76 1.88 34
(6.29) 305,989 0.78
c
0.76
c
2.44
c
3
(22.73) 369,354 0.77 0.73 2.28 25
21.13 532,018 0.75 0.72 1.09 25
f
35.57 367,908 0.79 0.76 1.48 45
(10.41) 263,960 0.79 0.79 1.66 39
18.50 253,540 0.81 0.81 1.86 34

16
Notes to Financial Statements
(Unaudited)
1. Organization
The TIAA-CREF Real Estate Securities Fund (the “Fund”) is one of the investment portfolios of the TIAA-CREF Funds (the “Trust”), a
Delaware statutory trust that is registered with the U.S. Securities and Exchange Commission (“SEC”) under the Investment Company
Act of 1940, as amended (“1940 Act”), as an open-end management investment company.
Teachers Advisors, LLC (the "Adviser”), a wholly owned indirect subsidiary of Teachers Insurance and Annuity Association of America
(“TIAA”), is registered with the SEC as an investment adviser and provides investment management services for the Fund.
The Fund offers its shares, without a sales load, through its principal underwriter, Nuveen Securities, LLC (“Nuveen Securities”), which is a wholly owned indirect subsidiary of TIAA.
The Fund offers five share classes: Institutional Class, Advisor Class, Premier Class, Retirement Class and Retail Class shares. Each class differs by the allocation of class-specific expenses and voting rights in matters affecting a single class.
Current Fiscal Period: The end of the reporting period for the Fund is September 30, 2023, and the period covered by these Notes to
Financial Statements is the six months ended September 30, 2023 (the "current fiscal period").
2. Significant Accounting Policies
The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United
States of America (“U.S. GAAP”), which may require the use of estimates made by management and the evaluation of subsequent events. Actual results may differ from those estimates. The Fund is an investment company and follows the accounting guidance in the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification 946, Financial Services — Investment Companies .
The net asset value (“NAV”) for financial reporting purposes may differ from the NAV for processing transactions. The NAV for financial reporting purposes includes security and  shareholder transactions through the date of the report. Total return is computed based on the NAV used for processing transactions. The following is a summary of the significant accounting policies consistently followed by the Fund.
Investments and Investment Income: Securities transactions are accounted for as of the trade date for financial reporting purposes.
Interest income is recorded on an accrual basis and includes accretion of discounts and amortization of premiums. Dividend income is recorded on the ex-dividend date. Foreign dividend income is recorded on the ex-dividend date or as soon as possible after the
Fund determines the existence of a dividend declaration. Realized gains and losses on securities transactions are based upon the specific identification method. Distributions received on securities that represent a return of capital or capital gains are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions.
Multiclass Operations and Allocations: Income, expenses, realized gains and losses and unrealized appreciation and depreciation of the Fund are allocated on a pro rata basis to each class of shares, except for service agreement fees, distribution fees and transfer agency fees and expenses, which are unique to each class of shares. Most expenses of the Trust can be directly attributed to a Fund. Expenses that cannot be directly attributed are allocated to each Fund in the Trust based upon the average net assets of each Fund.
Distributions to Shareholders: Distributions to shareholders are recorded on the ex-dividend date. The amount, character and timing of distributions are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP.
Foreign Currency Transactions and Translation: The books and records of the Fund is maintained in U.S. dollars. Assets, including investments, and liabilities denominated in foreign currencies are translated into U.S. dollars at the end of each day. Purchases and sales of securities, income, and expenses are translated into U.S. dollars at the prevailing exchange rate on the respective dates of the transactions.
Net realized foreign currency gains and losses resulting from changes in exchange rates associated with (i) foreign currency,
(ii) investments and (iii) derivatives include foreign currency gains and losses between trade date and settlement date of the transactions, foreign currency transactions, and the difference between the amounts of interest and dividends recorded on the books of the Fund and the amounts actually received and are recognized as a component of “Net realized gain (loss)” on the Statement of
Operations, when applicable.
The unrealized gains and losses resulting from changes in foreign currency exchange rates and changes in foreign exchange rates associated with (i) investments and (ii) other assets and liabilities are recognized as a component of “Net change in unrealized appreciation (depreciation)” on the Statement of Operations, when applicable. The unrealized gains and losses resulting from changes in foreign exchange rates associated with investments in derivatives are recognized as a component of the respective derivative’s related “Net change in unrealized appreciation (depreciation)” on the Statement of Operations, when applicable.

17
Foreign Taxes: The Fund may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries as applicable, based upon the current interpretation of tax rules and regulations that exist in the markets in which the Fund invests.
Compensation: The Fund pays the members of the Board of Trustees (“Board”), all of whom are independent, certain remuneration for their services, plus travel and other expenses. Trustees may elect to participate in a deferred compensation plan and defer all or a portion of their compensation. In addition, trustees participate in a long-term compensation plan. Amounts deferred are retained by the Fund until paid. Amounts payable to the trustees for compensation are included separately in the accompanying Statement of
Assets and Liabilities. Trustees’ fees, including any deferred and long-term compensation incurred, are reflected in the Statement of
Operations.
Indemnification:  Under the Trust's organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business, the Trust enters into contracts that provide general indemnifications to other parties. The Trust's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred. However, the Trust has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.
New Accounting Pronouncement:  In June 2022, the FASB issued ASU 2022-03 to clarify the guidance in Topic 820, Fair Value
Measurement (“Topic 820”). The amendments in ASU 2022-03 affect all entities that have investments in equity securities measured at fair value that are subject to a contractual sale restriction. ASU 2022-03 (1) clarifies the guidance in Topic 820, when measuring the fair value of an equity security subject to contractual restrictions that prohibit the sale of an equity security, (2) amends a related illustrative example, and (3) introduces new disclosure requirements for equity securities subject to contractual sale restrictions that are measured at fair value in accordance with Topic 820. For public business entities, the amendments in ASU 2022-03 are effective for fiscal years beginning after December 15, 2023, and interim periods within those fiscal years. For all other entities, the amendments are effective for fiscal years beginning after December 15, 2024, and interim periods within those fiscal years. Early adoption is permitted for both interim and annual financial statements that have not yet been issued or made available for issuance.
During the current fiscal period, the Fund adopted the new guidance and there was no material impact to the Fund.
3. Investment Valuation and Fair Value Measurements
The Fund’s investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Adviser, subject to oversight of the Board. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S.
GAAP establishes the three-tier hierarchy that is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
A description of the valuation techniques applied to the Fund's major classifications of assets and liabilities measured at fair value follows:
Prices of fixed-income securities are provided by pricing services approved by the Adviser, which is subject to review by the
Adviser and oversight of the Board. Pricing services establish a security’s fair value using methods that may include consideration of the following: yields or prices of investments of comparable quality, type of issue, coupon, maturity and rating, market quotes or indications of value from security dealers, evaluations of anticipated cash flows or collateral, general market conditions and other information and analysis, including the obligor’s credit characteristics considered relevant. In pricing certain securities, particularly less liquid and lower quality securities, pricing services may consider information about a security, its issuer or market activity provided by the Adviser. These securities are generally classified as Level 2.

Notes to Financial Statements
(Unaudited) (continued)
18
Equity securities and exchange-traded funds listed or traded on a national market or exchange are valued based on their last reported sales price or official closing price of such market or exchange on the valuation date. Foreign equity securities and registered investment companies that trade on a foreign exchange are valued at the last reported sales price or official closing price on the principal exchange where traded, and converted to U.S. dollars at the prevailing rates of exchange on the valuation date. For events affecting the value of foreign securities between the time when the exchange on which they are traded closes and the time when the Fund’s net assets are calculated, such securities will be valued at fair value in accordance with procedures adopted by the
Adviser, subject to the oversight of the Board. To the extent these securities are actively traded and no valuation adjustments are applied, they are generally classified as Level 1. When valuation adjustments are applied to the most recent last sales price or official closing price, these securities are generally classified as Level 2.
Repurchase agreements are valued at contract amount plus accrued interest, which approximates market value. These securities are generally classified as Level 2.
For any portfolio security or derivative for which market quotations are not readily available or for which the Adviser deems the valuations derived using the valuation procedures described above not to reflect fair value, the Adviser will determine a fair value in good faith using alternative procedures approved by the Adviser, subject to the oversight of the Board. As a general principle, the fair value of a security is the amount that the owner might reasonably expect to receive for it in a current sale. A variety of factors may be considered in determining the fair value of such securities, which may include consideration of the following: yields or prices of investments of comparable quality, type of issue, coupon, maturity and rating, market quotes or indications of value from security dealers, evaluations of anticipated cash flows or collateral, general market conditions and other information and analysis, including the obligor’s credit characteristics considered relevant. To the extent the inputs are observable and timely, the values would be classified as Level 2; otherwise they would be classified as Level 3.
The following table summarizes the market value of the Fund’s investments as of the end of the current fiscal period, based on the inputs used to value them:
4. Investments
Repurchase Agreements: In connection with transactions in repurchase agreements, it is the Fund’s policy that its custodian take possession of the underlying collateral securities, the fair value of which exceeds the principal amount of the repurchase transaction, including accrued interest, at all times. If the counterparty defaults, and the fair value of the collateral declines, realization of the collateral may be delayed or limited.
Purchases and Sales: Purchases and sales of securities (other than short-term instruments) for the Fund for the current fiscal period, were as follows:
Fund Level 1 Level 2 Level 3 Total
Real Estate Securities
Long-Term Investments
:
Common stocks $2,656,891,490 $— $— $2,656,891,490
Short-Term Investments
:
Repurchase agreement — 10,842,000 — 10,842,000
Total $2,656,891,490 $10,842,000 $— $2,667,733,490
1 1 1 1 1
Fund
Non-U.S. Government
Purchases
Non-U.S. Government
Sales
10.1
Real Estate Securities $ 97,791,032 $ 227,629,823

19
5. Fund Shares
Transactions in Fund shares during the current and prior fiscal period were as follows:
6. Income Tax Information
The Fund intends to distribute substantially all of its net investment income and net capital gains to shareholders and otherwise comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies.
Therefore, no federal income tax provision is required.
The Fund files income tax returns in U.S. federal and applicable state and local jurisdictions. A Fund’s federal income tax returns are generally subject to examination for a period of three fiscal years after being filed. State and local tax returns may be subject to examination for an additional period of time depending on the jurisdiction. Management has analyzed the Fund’s tax positions taken for all open tax years and has concluded that no provision for income tax is required in the Fund’s financial statements.
As of the end of the reporting period, the aggregate cost and the net unrealized appreciation/(depreciation) of all investments for federal income tax purposes were as follows:
For purposes of this disclosure, tax cost generally includes the cost of portfolio investments as well as up-front fees or premiums exchanged on derivatives and any amounts unrealized for income statement reporting but realized income and/or capital gains for tax reporting, if applicable.
As of prior fiscal period end, the components of accumulated earnings on a tax basis were as follows:
As of prior fiscal period end, the Fund had capital loss carryforwards, which will not expire:
Six Months Ended
9/30/23
Year Ended
3/31/23
10.1
Real Estate Securities Fund Shares Amount Shares Amount
Subscriptions:
Institutional Class 6,721,326 $ 109,013,198 20,885,303 $ 372,123,432
Advisor Class 524,249 8,544,076 3,472,263 61,557,539
Premier Class 101,726 1,653,354 247,894 4,481,629
Retirement Class 809,514 13,813,396 1,556,783 29,879,362
Retail Class 525,614 8,493,735 2,029,480 37,199,439
Total subscriptions 8,682,429 141,517,759 28,191,723 505,241,401
Reinvestments of distributions:
Institutional Class 1,720,786 27,331,317 6,629,825 109,692,155
Advisor Class 71,646 1,145,537 380,679 6,301,718
Premier Class 27,704 441,041 107,545 1,780,489
Retirement Class 367,363 6,134,594 1,395,865 24,241,976
Retail Class 262,870 4,141,661 1,144,072 18,760,617
Total reinvestments of distributions 2,450,369 39,194,150 9,657,986 160,776,955
Redemptions:
Institutional Class (12,613,205) (205,115,743) (35,367,851) (630,038,783)
Advisor Class (2,806,727) (45,418,524) (4,164,281) (72,278,870)
Premier Class (774,387) (12,191,272) (265,541) (4,825,375)
Retirement Class (810,270) (13,845,058) (2,557,271) (48,191,270)
Retail Class (3,153,722) (50,929,222) (4,478,700) (79,331,282)
Total redemptions (20,158,311) (327,499,819) (46,833,644) (834,665,580)
Net increase (decrease) from shareholder transactions (9,025,513) $ (146,787,910) (8,983,935) $ (168,647,224)
Fund Tax Cost
Gross Unrealized
Appreciation
Gross Unrealized
(Depreciation)
Net Unrealized
Appreciation
(Depreciation)
10.1
Real Estate Securities $2,177,988,595 $583,591,482 $(93,846,587) $489,744,895
Fund
Undistributed
Ordinary
Income
Undistributed
Long-Term
Capital Gains
Unrealized
Appreciation
(Depreciation)
Capital Loss
Carryforwards
Late-Year
Loss Deferrals
Other
Book-to-Tax
Differences Total
10.1
Real Estate Securities $9,451,301 $– $658,233,203 $(177,085,382) $– $(126,538) $490,472,584
Fund Short-Term Long-Term Total
10.1
Real Estate Securities $135,632,764 $41,452,618 $177,085,382

Notes to Financial Statements
(Unaudited) (continued)
20
7. Investment Adviser and Other Transactions with  Affiliates
Under the terms of its Investment Management Agreement, the Adviser provides asset management services to the Fund for an annual fee, payable monthly. The Fund has entered into an Administrative Service Agreement with the Adviser under which the Fund pays the Adviser for its costs in providing certain administrative and compliance services to the Fund.
Under the terms of a Retirement Class Service Agreement, the Retirement Class of the Fund incurs an annual fee of 0.25% of the daily net assets, payable monthly to the Adviser, for certain administrative costs associated with the maintenance of Retirement
Class shares on retirement plan or other platforms. Substantially all of the Retirement Class shareholder servicing fees reported on the Statement of Operations are paid to the Adviser under the Service Agreement.
Under the terms of a distribution Rule 12b-1 plan, the Retail Class of the Fund compensates Nuveen Securities for providing distribution, promotional and/or shareholder services to the Retail Class of the Fund at the annual rate of 0.25% of the average daily net assets attributable to the Fund’s Retail Class. The Premier Class of the Fund is subject to a distribution Rule 12b-1 plan that compensates Nuveen Securities for providing distribution, promotional and/or shareholder services to the Premier Class of the Fund at the annual rate of 0.15% of the average daily net assets attributable to the Fund’s Premier Class.
The Adviser has agreed to reimburse the Fund if its total expense ratio (excluding interest, taxes, brokerage commissions and other transactional expenses, acquired fund fees and expenses and extraordinary expenses) exceeds certain percentages. As of the end of the reporting period, the investment management fee and maximum expense amounts (after waivers and reimbursements) are equal to the following noted annual percentage of average daily net assets for each class:
Prior to August 1, 2023, the investment management fee and maximum expense amounts (after waivers and reimbursements) were equal to the following noted annual percentage of average daily net assets for each class:
Effective May 1, 2023, for a one year period, the Adviser agreed to voluntarily waive a portion of the investment management fee and/or the expense cap for certain funds. This waiver is voluntary in nature and can be discontinued at any time without prior notice to shareholders upon Board approval. The investment management fee and maximum expense amounts (after voluntary waivers) are equal to the following noted annual percentage of average daily net assets for each class:
Investment
Management Fee
Range
Investment
Management Fee-
Effective Rate Maximum Expense Amounts‡
Fund
Institutional
Class Advisor Class Premier Class
Retirement
Class Retail Class
10.1
Real Estate Securities* 0.350% —0.500% 0.471% 0.570% 0.720% 0.720% 0.820% 0.920%
* This Fund is subject to a breakpoint schedule on its investment management fee, which reduces this fee as the Fund’s net assets increase.
‡ Maximum expense amounts reflect all expenses excluding interest, taxes, brokerage commissions or other transactional expenses, Acquired fund fees and expenses and extraordinary expenses. The expense reimbursement arrangements will continue through at least July 31, 2024. The reimbursement arrangements can only be changed with the approval of the Board.
Investment
Management
Fee Range Maximum Expense Amounts‡
Fund
Institutional
Class Advisor Class Premier Class
Retirement
Class Retail Class
10.1
Real Estate Securities* 0.350% - 0.500% 0.570% 0.720% 0.720% 0.820% 0.960%
* This Fund is subject to a breakpoint schedule on its investment management fee, which reduces this fee as the Fund’s net assets increase.
‡ Maximum expense amounts reflect all expenses excluding interest, taxes, brokerage commissions or other transactional expenses, Acquired fund fees and expenses and extraordinary expenses. The reimbursement arrangements can only be changed with the approval of the Board.
Investment
Management
Fee Range Maximum Expense Amounts‡
Fund
Institutional
Class Advisor Class Premier Class
Retirement
Class Retail Class
10.1
Real Estate Securities* 0.330% —0.480% 0.550% 0.700% 0.700% 0.800% 0.900%
* This Fund is subject to a breakpoint schedule on its investment management fee, which reduces this fee as the Fund’s net assets increase.
‡ Maximum expense amounts reflect all expenses excluding interest, taxes, brokerage commissions or other transactional expenses, Acquired fund fees and expenses and extraordinary expenses. The reimbursement arrangements can only be changed with the approval of the Board.

21
The Fund receives voluntary compensation from the Adviser in amounts that approximate the cost of research services obtained from broker-dealers and research providers if the Adviser had purchased the research services directly. This income received by the Fund, which is disclosed below, is recognized in "Other income" on the Statement of Operations and any amount due to the Fund at the end of the reporting period is recognized in "Reimbursement from Adviser" on the Statement of Assets and Liabilities.
The Fund may purchase or sell investment securities in transactions with affiliated entities under procedures adopted by the Board, pursuant to the 1940 Act. These transactions are effected at market rates without incurring broker commissions. During the current fiscal period, these transactions did not materially impact the Fund.
A registered separate account of TIAA (collectively “TIAA Access”) has various sub-accounts that invest in the Fund, and certain funds within the Trust also make investments in the Fund. The following is the percentage of the Fund's shares owned by affiliates as of the end of the current fiscal period:
Companies in which the Fund holds 5% or more of the outstanding voting shares are considered "affiliated companies" of the Fund, pursuant to the 1940 Act. During the current fiscal period, there were no affiliated investments.
8. Inter-Fund Lending Program
Pursuant to an exemptive order issued by the SEC, the Fund may participate in an inter-fund lending program. This program allows the Fund to lend cash to and/or borrow cash from certain other affiliated Funds for temporary purposes, (e.g., to satisfy redemption requests or to cover unanticipated cash shortfalls). The program is subject to a number of conditions, including the requirement that the Fund may not borrow or lend money under the program unless it receives a more favorable interest rate than is available from a bank or other financial institution for a comparable transaction. In addition, the Fund may participate in the program only if its participation is consistent with the Fund’s investment policies and limitations and authorized by its portfolio manager(s). During the current fiscal period, there were no inter-fund borrowing or lending transactions.
9. Line of Credit
The Fund participates in a $1 billion unsecured revolving credit facility that can be used for temporary purposes, including, without limitation, the funding of shareholder redemptions. The current facility was entered into on June 13, 2023 expiring on June 11,
2024, replacing the previous facility, which expired June 2023. Certain affiliated accounts and mutual funds, each of which is managed by the Adviser, or an affiliate of the Adviser, also participate in this facility. An annual commitment fee for the credit facility is borne by the participating accounts and mutual funds on a pro rata basis. Interest associated with any borrowing under the facility is charged to the borrowing accounts or mutual funds at a specified rate of interest. The Fund is not liable for borrowings under the facility by other affiliated accounts or mutual funds. There were no borrowings under this credit facility by the Fund during the current fiscal  period.
Fund Value
10.1
Real Estate Securities $238,699
Underlying Fund TIAA Access Total
10.1
Real Estate Securities 13% 13%

Additional Fund Information
(Unaudited)
©2023 Teachers Insurance and Annuity Association of America—College Retirement Equities Fund,
730 Third Avenue, New York, NY 10017-3206
Portfolio holdings
The Real Estate Securities Fund files complete portfolio listings with the Securities and Exchange Commission (SEC), and it is available to the public.
You can obtain a complete list of the holdings of the Real Estate Securities Fund (Portfolio of Investments) as of the most recently completed fiscal quarter in the following ways:
By visiting our websites at TIAA.org or nuveen.com; or
By calling us at 800-842-2252 to request a copy, which will be provided free of charge.
You can also obtain a complete list of the Real Estate Securities Fund’s portfolio holdings as of the most recently completed fiscal quarter, and for prior quarter-ends, from our SEC Form N-CSR and Form N-PORT filings. Form N-CSR filings are as of March 31 or
September 30; Form N-PORT filings are as of December 31 or June 30. Copies of these forms are available:
Through the Electronic Data Gathering and Retrieval System (EDGAR) on the SEC’s website at sec.gov; or
From the SEC’s Office of Investor Education and Advocacy. Call 202-551-8090 for more information.
Proxy voting
The Real Estate Securities Fund’s ownership of stock gives it the right to vote on proxy issues of companies in which it invests. A description of our proxy voting policies and procedures can be found on our website at TIAA.org or on the SEC’s website at sec.gov. You can also call us at 800-842-2252 to request a free copy. A report of how the funds voted during the most recently completed twelve-
month period ended June 30 can be found on our website or on Form N-PX at sec.gov.
Contacting TIAA
There are three easy ways to contact us: by email, using the Contact Us link at the top of our home page; by mail at TIAA, 730 Third
Avenue, New York, NY 10017-3206; or by phone at 800-842-2252.
Fund management
The Real Estate Securities Fund is managed by the portfolio management team of Teachers Advisors, LLC. The members of this team are responsible for the day-to-day investment management of the Fund.
You should carefully consider the investment objectives, risks, charges and expenses of any fund before investing. For a
prospectus that contains this and other information, please
visit TIAA.org, or call 800-842-2252 for the Institutional,
Advisor, Premier, and Retirement classes or 800-223-1200 for the Retail Class. Please read the prospectus carefully before investing.
Investment, insurance and annuity products are not Federal
Deposit Insurance Corporation (FDIC) insured, are not bank
guaranteed, are not bank deposits, are not insured by any
federal government agency, are not a condition to any banking service or activity, and may lose value. Nuveen, a subsidiary of TIAA, provides investment advice and portfolio management services through a dozen affiliated registered investment
advisers. Nuveen Securities, LLC and TIAA-CREF Individual &
Institutional Services, LLC, members FINRA, distribute securities products.
This material is for informational or educational purposes only and does not constitute fiduciary investment advice under ERISA, a securities recommendation under all securities laws, or an insurance product recommendation under state insurance laws or regulations. This material does not take into account any specific objectives or circumstances of any particular investor, or suggest any specific course of action. Investment decisions should be made based on an investor’s own objectives and circumstances.

3126863
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A12456 (11/23)

Item 2. Code of Conduct.

Not applicable.

Item 3. Audit Committee Financial Expert.

Not applicable.

Item 4. Principal Accountant Fees and Services.

Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Schedule of Investments.

Not applicable. The complete schedule of investments is included in Item 1 of this Form N-CSR.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There were no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees.

Item 11. Controls and Procedures.

(a) An evaluation was performed within 90 days of the filing date of the report under the supervision of the Registrant’s management, including the principal executive officer and principal financial officer, of the effectiveness of the design and operation of the Registrant’s disclosure controls and procedures. Based on that evaluation, the Registrant’s management, including the principal executive officer and principal financial officer, concluded that the Registrant’s disclosure controls and procedures were effective for this semi-annual reporting period.

(b) There were no changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s semi-annual period covered by this report that materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13. Exhibits.

13(a)(2)(i) Section 302 certification of the principal executive officer

13(a)(2)(ii) Section 302 certification of the principal financial officer

13(b) Section 906 certification of principal executive officer and principal financial officer

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Dated: November 16, 2023	TIAA-CREF FUNDS

	By:	/s/ Bradley Finkle
Bradley Finkle
Principal Executive Officer and President

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

Dated: November 16, 2023	By:	/s/ Bradley Finkle
Bradley Finkle
Principal Executive Officer and President (principal executive officer)

Dated: November 16, 2023	By:	/s/ E. Scott Wickerham
E. Scott Wickerham
Principal Financial Officer, Principal Accounting Officer and Treasurer (principal financial officer)